UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number    File No. 811-09301

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2008

Item 1. Reports to Stockholders.

TIAA CREF

FINANCIAL SERVICES
FOR THE GREATER GOOD®

90 YEARS OF SERVING YOU | 1918 2008

2008 SEMIANNUAL REPORT

TIAA-CREF
INSTITUTIONAL MUTUAL FUNDS

MARCH 31, 2008
Financial statements (unaudited)

Growth Equity

Small-Cap Value Index

Growth & Income

Small-Cap Blend Index

International Equity

International Equity Index

Large-Cap Growth

Enhanced International Equity Index

Large-Cap Value

Enhanced Large-Cap Growth Index

Mid-Cap Growth

Enhanced Large-Cap Value Index

Mid-Cap Value

Social Choice Equity

Small-Cap Equity

Real Estate Securities

Large-Cap Growth Index

Managed Allocation II

Large-Cap Value Index

Bond

Equity Index

Bond Plus II

S&P 500 Index

Short-Term Bond II

Mid-Cap Growth Index

High-Yield II

Mid-Cap Value Index

Tax-Exempt Bond II

Mid-Cap Blend Index

Inflation-Linked Bond

Small-Cap Growth Index

Money Market

UNDERSTANDING YOUR REPORT FROM TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

This report contains information about the holdings and investment performance of 32 investment portfolios of the TIAA-CREF Institutional Mutual Funds for the period that ended on March 31, 2008. The report contains four main sections:

•

The letter from Edward Grzybowski, the chief investment officer of Teachers Advisors, Inc., the funds’ investment adviser, explains how returns among various types of investments varied over the six-month period. He also describes the three new enhanced index funds, which were launched on November 30, 2007.

•

The fund performance section compares each fund’s return with the returns of that fund’s benchmark index and peer group. This piece of the report also includes fund profiles and information about portfolio composition, risks and expenses.

•

The summary portfolios of investments list the types of securities and industries in which each fund had investments as of March 31, 2008, and the largest individual holdings the fund held on that date.

•	The financial statements contain detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at www.tiaa-cref.org, or call 800 842-2776 for the Institutional or Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

PERFORMANCE OVERVIEW AS OF MARCH 31, 2008

Fund Class (inception)	Total return	Average annual total return

	1 year	5 years		since fund inception

EQUITIES
Growth Equity Fund
Institutional Class (7/1/99)*	5.69%	10.61%		–2.10%

Growth & Income Fund
Institutional Class (7/1/99)*	5.38	14.10		2.31
Retirement Class (10/1/02)*	5.01	13.74		2.09	†
Retail Class (3/31/06)	5.06	14.12	†	2.31	†

International Equity Fund‡
Institutional Class (7/1/99)*	–2.70	22.65		8.14
Retirement Class (10/1/02)*	–2.91	21.88		7.75	†
Retail Class (3/31/06)	–2.89	23.11	†	8.37	†

Large-Cap Growth Fund
Institutional Class (3/31/06)	5.36	—		4.61
Retirement Class (3/31/06)	5.09	—		4.33
Retail Class (3/31/06)	5.29	—		4.48

Large-Cap Value Fund
Institutional Class (10/1/02)*	–12.45	14.32		12.89
Retirement Class (10/1/02)*	–12.57	14.00		12.66
Retail Class (10/1/02)*	–12.50	14.10		12.67

Mid-Cap Growth Fund
Institutional Class (10/1/02)*	0.69	15.52		15.86
Retirement Class (10/1/02)*	0.49	15.21		15.53
Retail Class (10/1/02)*	0.57	15.24		15.56

Mid-Cap Value Fund
Institutional Class (10/1/02)*	–8.06	19.42		18.00
Retirement Class (10/1/02)*	–8.26	19.08		17.65
Retail Class (10/1/02)*	–8.22	19.12		17.72

Small-Cap Equity Fund‡
Institutional Class (10/1/02)*	–16.20	14.17		12.91
Retirement Class (10/1/02)*	–16.35	13.86		12.59
Retail Class (10/1/02)*	–16.29	14.02		12.74

Large-Cap Growth Index Fund
Institutional Class (10/1/02)*	–0.94	9.76		9.25
Retirement Class (10/1/02)*	–1.28	9.42		8.89

Large-Cap Value Index Fund
Institutional Class (10/1/02)*	–9.98	13.50		12.27
Retirement Class (10/1/02)*	–10.21	13.17		11.93

Fund Class (inception)	Total return	Average annual total return

	1 year	5 years		since fund inception

Equity Index Fund
Institutional Class (7/1/99)*	–6.01%	11.95%		1.87%
Retirement Class (3/31/06)	–6.36	11.85	†	1.81	†
Retail Class (3/31/06)	–6.18	11.92	†	1.85	†

S&P 500 Index Fund
Institutional Class (10/1/02)*	–5.15	11.17		10.30
Retirement Class (10/1/02)*	–5.32	10.82		9.98

Mid-Cap Growth Index Fund
Institutional Class (10/1/02)*	–4.57	15.00		14.92
Retirement Class (10/1/02)*	–4.94	14.64		14.55

Mid-Cap Value Index Fund
Institutional Class (10/1/02)*	–14.05	16.63		15.04
Retirement Class (10/1/02)*	–14.27	16.30		14.70

Mid-Cap Blend Index Fund
Institutional Class (10/1/02)*	–8.94	16.14		15.14
Retirement Class (10/1/02)*	–9.14	15.78		14.80

Small-Cap Growth Index Fund‡
Institutional Class (10/1/02)*	–8.81	14.13		13.16
Retirement Class (10/1/02)*	–9.03	15.08		13.99

Small-Cap Value Index Fund‡
Institutional Class (10/1/02)*	–16.58	15.41		13.46
Retirement Class (10/1/02)*	–16.80	15.13		13.19

Small-Cap Blend Index Fund‡
Institutional Class (10/1/02)*	–12.83	14.79		13.32
Retirement Class (10/1/02)*	–12.97	14.49		13.03

International Equity Index Fund‡
Institutional Class (10/1/02)*	–3.01	21.19		18.47
Retirement Class (10/1/02)*	–3.19	20.83		18.11

		Total return

		since inception

Enhanced International Equity Index Fund‡
Institutional Class (11/30/07)				–11.60%

Enhanced Large-Cap Growth Index Fund
Institutional Class (11/30/07)				–10.23

Enhanced Large-Cap Value Index Fund
Institutional Class (11/30/07)				–9.48

	Total return	Average annual total return

Fund Class (inception)	1 year	5 years		since fund inception

Social Choice Equity Fund
Institutional Class (7/1/99)*	–6.18%	11.84%		1.78%
Retirement Class (10/1/02)*	–6.37	11.41		1.56	†
Retail Class (3/31/06)	–6.12	11.80	†	1.76	†

Real Estate Securities Fund
Institutional Class (10/1/02)*	–18.78	17.24		16.57
Retirement Class (10/1/02)*	–18.82	17.03		16.41
Retail Class (10/1/02)*	–18.73	17.12		16.43

EQUITIES AND FIXED INCOME
Managed Allocation Fund II
Institutional Class (3/31/06)	–1.34	—		4.37
Retirement Class (3/31/06)	–1.58	—		4.10
Retail Class (3/31/06)	–1.47	—		4.34

FIXED INCOME
Bond Fund
Institutional Class (7/1/99)*	6.67	4.29		6.16
Retirement Class (3/31/06)	6.39	4.18	†	6.10	†
Retail Class (3/31/06)	6.71	4.24	†	6.13	†

Bond Plus Fund II
Institutional Class (3/31/06)	3.73	—		5.02
Retirement Class (3/31/06)	3.52	—		4.80
Retail Class (3/31/06)	3.66	—		4.93

Short-Term Bond Fund II
Institutional Class (3/31/06)	5.59	—		5.50
Retirement Class (3/31/06)	5.31	—		5.28
Retail Class (3/31/06)	5.56	—		5.44

High-Yield Fund II‡
Institutional Class (3/31/06)	–1.69	—		3.75
Retirement Class (3/31/06)	–1.88	—		3.46
Retail Class (3/31/06)	–1.74	—		3.74

Tax-Exempt Bond Fund II
Institutional Class (3/31/06)	3.37	—		4.41
Retail Class (3/31/06)	3.34	—		4.34

Inflation-Linked Bond Fund
Institutional Class (10/1/02)*	14.29	6.53		6.66
Retirement Class (3/31/06)	14.08	6.49	†	6.62	†
Retail Class (10/1/02)*	14.30	6.41		6.52

	Total return	Average annual total return

Fund Class (inception)	1 year	5 years		since fund inception

MONEY MARKET FUND§
Institutional Class (7/1/99)*	4.94%	3.31%		3.63%
Retirement Class (3/31/06)	4.70	3.22	†	3.57	†
Retail Class (3/31/06)	4.83	3.28	†	3.61	†

Net annualized yield
(7-day period ended 3/25/08)		current		effective
Money Market Fund§ – Institutional Class		3.09%		3.14%
Money Market Fund§ – Retirement Class		2.84		2.88
Money Market Fund§ – Retail Class		3.02		3.06

*

The performance shown is computed from the inception date of the class (the date on which the class became publicly available). Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†

The performance shown for the Retirement and Retail classes that is prior to their inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

‡	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see prospectus for details.

§

Investments in the TIAA-CREF Institutional Money Market Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The current yield more closely reflects current earnings than does the total return. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

MORE INFORMATION FOR INVESTORS

PORTFOLIO HOLDINGS

Securities and Exchange Commission (SEC) rules intended to provide investors with more meaningful information about fund performance allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings as they did previously. Companies continue to file complete listings with the SEC, and these will remain available to investors.

          You can obtain a complete list of the TIAA-CREF Institutional Mutual Funds’ holdings (called “TIAA-CREF Institutional Mutual Funds Statements of Investments”) as of the most recently completed fiscal quarter (currently for the period ended March 31, 2008) in the following ways:

•	by visiting the TIAA-CREF website at www.tiaa-cref.org; or

•	by calling TIAA-CREF at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Institutional Mutual Funds’ holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of March 31 or September 30; Form N-Q lists holdings as of December 31 or June 30.) Copies of these forms are available:

•	through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	at the SEC’s Public Reference Room. (Call 800 SEC-0330 for more information.)

PROXY VOTING

TIAA-CREF Institutional Mutual Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found at our website at www.tiaa-cref.org or on the SEC website at www.sec.gov. You may also call us at 800 842-2776 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found at our website or on Form N-PX at www.sec.gov.

CONTACTING TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our homepage; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2776.

FUND MANAGEMENT

TIAA-CREF Institutional Mutual Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

2	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

Edward J. Grzybowski Chief Investment Officer Teachers Advisors, Inc.

REPORT TO INVESTORS

After delivering outsized gains during the previous twelve-month period, both U.S. and foreign stocks posted losses for the six months covered by this report. The Russell 3000® Index, which measures the broad U.S. market, declined 12.5%, while the MSCI EAFE® Index, which measures stock performance in 21 developed nations outside North America, dropped 10.5%.

Flight to quality boosts investment-grade bond returns

During the six-month period, concerns about economic growth and corporate profits sent many investors seeking the safety of investment-grade bonds. The Lehman Brothers U.S. Aggregate Index, which measures the performance of investment-grade bonds, returned 5.2% for the six months, while the Lehman Brothers U.S. Treasury Inflation-Protected Securities Index returned 10.4%.

          Five of our six fixed-income funds posted gains, with returns for the Institutional Class ranging from 1.7% for the Tax-Exempt Bond Fund II to 10.5% for the Inflation-Linked Bond Fund. The High-Yield Fund II lost 2.7%, but that was smaller than the loss of any of our funds that invest in stocks.

          Returns for the 21 equity funds that were in operation for the full period (three funds were launched on November 30, 2007, as explained below) varied from -8.1% for the Growth & Income Fund to –15.7% for the Large-Cap Value Fund.

          The Managed Allocation Fund II lagged its benchmark but outperformed its Morningstar peers. The Social Choice Equity Fund, which screens investments based on certain social criteria stayed ahead of its benchmark and Morningstar group.

Large caps and foreign stocks hold up best

During the six months, oil prices topped $110 a barrel, putting pressure on both discretionary spending by consumers and on corporate profits. At the same time, economic growth in the United States slowed dramatically, from 4.9% in the third quarter of 2007 to 0.6% in the fourth quarter. The preliminary figure for the first quarter of 2008 was also 0.6%.

          In response to the economic slowdown, the Federal Reserve cut the federal funds rate five times during the period, reducing it from 4.75% to 2.25%. The Fed also addressed problems in the credit market by making more cash available in a number of ways.

          During this period of market turbulence, stocks of large-cap companies outperformed those of small caps due to large companies’ greater breadth of business and, in many cases, their overseas business exposure.

          Many of the large-cap stocks that performed better either received the majority of their revenues from overseas, as Microsoft does (its stock lost just 3.0%), or provided staple consumer products, which sell well even in a recession. Of the five largest stocks in the Russell 3000, only Procter & Gamble posted a gain, although it was less than one percent.

          In the broader market, eleven of the twelve sectors of the Russell 3000 recorded declines, with six posting double-digit losses. The problems of financial companies dominated headlines during the period, and the largest decline was the 23.3% drop in the financial sector, which made up about one-fifth of the index as of March 31, 2008. The next largest sector, technology, recorded the next largest loss, 15.8%. Even integrated oils fell 6.5%, while “other energy,” which rose 4.0%, was the only sector in the index to record an advance.

          Foreign stocks, as measured by the MSCI EAFE® Index, fell 10.5% in terms of dollars, but their smaller loss, compared with U.S. stocks, was made possible by the strength of the euro and pound.

Three new funds help fine-tune your portfolio

On November 30, 2007, we launched three new enhanced index funds—the Enhanced International Equity Index Fund, the Enhanced Large-Cap Growth Index Fund and the Enhanced Large-Cap Value Index Fund—which we report on here for the first time. These funds seek to outperform their respective benchmark indexes using quantitative modeling techniques. For a full description of these methods, please see the prospectus dated February 1, 2008.

by:	Edward J. Grzybowski
Edward J. Grzybowski Chief Investment Officer Teachers Advisors, Inc.

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	3

ABOUT THE FUNDS’ BENCHMARKS

EQUITY INDEXES

BROAD-MARKET INDEX

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

LARGE-CAP INDEXES

The S&P 500® Index is a market capitalization-weighted index of the stocks of 500 leading companies in leading industries of the U.S. economy.

The MSCI EAFE® (Europe, Australasia, Far East) Index measures the performance of the leading stocks in 21 developed countries outside North America.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

MID-CAP INDEXES

The Russell Midcap® Index measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization.

The Russell Midcap Growth Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Growth Index measures the performance of those stocks of the Russell Midcap Index with higher relative forecasted growth rates and price/book ratios.

The Russell Midcap Value Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Value Index measures the performance of those stocks of the Russell Midcap Index with lower relative forecasted growth rates and price/book ratios.

SMALL-CAP INDEXES

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

The Russell 2000 Growth Index is a subset of the Russell 2000 Index, which measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization. The Russell 2000 Growth Index measures the performance of those stocks of the Russell 2000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 2000 Value Index is a subset of the Russell 2000 Index, which measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization. The Russell 2000 Value Index measures the performance of those stocks of the Russell 2000 Index with lower relative forecasted growth rates and price/book ratios.

SPECIALTY EQUITY INDEX

The Dow Jones Wilshire Real Estate Securities Index measures the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies.

FIXED-INCOME INDEXES

The Lehman Brothers U.S. Aggregate Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Lehman Brothers U.S. Government/Credit (1–5 Year) Index measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1–5 year maturities.

The Merrill Lynch BB/B Cash Pay Issuer Constrained Index measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. Merrill Lynch uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

The Lehman Brothers 10-Year Municipal Bond Index measures the performance of long-term, tax-exempt bonds. These bonds must have a minimum credit rating of Baa3/BBB-/BBB+ and an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million.

The Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index measures the performance of fixed-income securities with fixed-rate coupon payments whose payments are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

You cannot invest directly in any index.

Russell 1000, Russell 2000, Russell 3000 and Russell Midcap are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. EAFE is a trademark of MSCI Inc. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

4	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

SPECIAL TERMS

Agency securities are bonds issued by U.S. government entities such as Fannie Mae.

Asset-backed securities are bonds backed by loans or by the outstanding amounts owed to a bank, credit card company or other lender.

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or S&P 500® Index, whose performance can be used as a standard by which to judge the performance of a fund.

Commercial paper refers to short-term debt obligations issued to investors by banks, corporations and other borrowers. Maturities range from 1 to 270 days.

Emerging markets are nations with relatively low per capita income levels and above-average economic growth rates or prospects for growth.

Expense ratio is a measure of the annual amount that investors pay for the management of a mutual fund. It is expressed as a percentage of the fund’s average net assets. Expense ratios do not include front-end or back-end sales charges, if any, or trading costs.

Market capitalization is the total value of a company’s outstanding stock, calculated by multiplying the number of outstanding shares by the current market price per share.

Maturity date is the date on which the principal amount of a note, bond or other debt instrument becomes due or payable.

Mortgage-backed securities are bonds that represent an interest in a pool of mortgages usually issued by Ginnie Mae, Fannie Mae or other federal entities.

Overweight holding is a security that forms a larger percentage of a fund, in terms of market capitalization, than that security’s percentage of the benchmark.

Peer groups are groupings of mutual funds with similar objectives whose performance can be compared with that of an individual mutual fund with a similar objective.

Price/earnings ratio (P/E) is calculated by dividing the market value of a portfolio’s assets by its earnings per share over a twelve-month period.

Portfolio turnover rate is calculated by dividing the market value of securities bought and sold during a given period by the average value of the fund’s assets during that period.

Relative performance is the return of a fund in relation to that of its benchmark.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed-income securities”) or other investments.

Standard deviation measures how much the returns of a stock or a group of stocks vary from their mean return.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the investment.

Underweight holding is a security that forms a smaller percentage of a fund, in terms of market capitalization, than that security’s percentage of the benchmark.

IMPORTANT INFORMATION ABOUT EXPENSES

The expenses paid by shareholders of a mutual fund fall into two categories. For the TIAA-CREF Institutional Mutual Funds, these expenses are as follows:

•

Transaction costs. Although shareholders do not incur sales charges (loads) on purchases, on reinvested dividends or on other distributions, they may incur redemption fees on certain transactions in some funds. Please see the prospectus for details.

•	Ongoing costs. All shareholders incur these costs, which include management fees and other fund expenses.

The examples that appear on the performance pages are intended to help you understand your ongoing costs (in dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

          The examples for the funds that were in operation on October 1, 2007, assume $1,000 was invested on that date, and held for six months until March 31, 2008. The examples for the funds launched on November 30, 2007, assume $1,000 was invested on that date and held until March 31, 2008.

Actual expenses

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the indicated period.

          Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the indicated period. Some funds have a contractual fee waiver and/or reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical fund values and hypothetical expenses based on the fund’s actual expense ratio for the indicated period and an assumed annual rate of return of 5% before expenses—which is not the fund’s actual return.

          Do not use the hypothetical fund values and hypothetical expenses to estimate the actual expenses you paid for the period. Instead, you can use this information to compare the ongoing costs of investing in an individual fund with the ongoing costs of other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	5

GROWTH EQUITY FUND LARGE-CAP GROWTH STOCKS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, growth investing risk, style risk, large-cap risk, reorganization risk and foreign investment risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TIEQX
Fund net assets	$410.30 million
Number of holdings	83
Portfolio turnover rate	83%
Weighted median market capitalization	$42.4 billion
P/E ratio (weighted 12-month trailing average)	20.2
Dividend yield	1.04%

PORTFOLIO COMPOSITION

% of portfolio investments

Technology	27.9
Consumer products & services	20.8
Manufacturing & materials	17.4
Health care	15.5
Financial	9.6
Energy	7.6
Utilities	1.2

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2008

The Growth Equity Fund returned –9.40% for the Institutional Class, compared with the –10.87% return of its benchmark, the Russell 1000® Growth Index, and the –12.28% average return of the fund’s peer group, the Morningstar Large Growth category.

Large-cap growth fares better than the broad market

During the six-month period, large-cap U.S. growth stocks held up better than the broad U.S. stock market, which fell 12.54%, as measured by the Russell 3000® Index. The broader index was weighed down by losses from large-cap value stocks, which dropped 14.01% during the period. This continued a recent pattern: during the previous twelve months, large-cap growth had gained 19.35% while large-cap value returned 14.45%. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          For the six months, large-cap growth also outperformed the –12.46% return of mid-cap growth and the –14.66% return of small-cap growth.

          Over the last decade, however, large-cap growth significantly lagged value stocks in the same size category. For the ten years ended March 31, 2008, the Russell 1000 Growth Index posted an average annual return of 1.28%—more than four percentage points behind the 5.54% average annual return of the Russell 1000 Value Index.

Outsized declines in largest sectors drive down the benchmark

For the period, all twelve sectors of the Russell 1000 Growth Index recorded negative returns, with seven showing double-digit declines. The benchmark’s

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Growth Equity Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 7/1/1999)*	–9.40%	5.69%	10.61%	–2.10%
Russell 1000 Growth Index†	–10.87	–0.75	9.95	–1.87
Morningstar Large Growth	–12.28	–1.28	10.32	0.02

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

6	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

three largest sectors, in terms of market capitalization, each posted losses that were larger than that of the benchmark as a whole.

          Technology, which made up one-fifth of the benchmark at the end of the period, fell 14.2%. The next two largest sectors, health care and consumer discretionary, dropped 11.3% and 13.2%, respectively. Two smaller sectors, consumer staples and materials and processing, held up best, posting declines of 1.1% and 1.6%, respectively.

Stock choices keep the fund above the benchmark

The fund performed better than its benchmark due to numerous successful stock selections. The largest contributor to relative performance was an overweight position in agricultural giant Monsanto. Other favorable overweights included retail pharmacy chain CVS Caremark, biotech company Gilead Sciences and Mastercard, and a nonbenchmark position in BlackBerry manufacturer Research in Motion.

          These contributions were partly offset by overweight holdings in stocks that did not perform as anticipated, such as Merck, wireless communications provider NII Holdings, and hotel and casino operator MGM Mirage. A nonbenchmark position in Renewable Energy, a Norwegian solar energy company, also slightly reduced returns.

          On March 31, 2008, foreign securities made up 16.07% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would be worth $8,303 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2008

Growth Equity Fund	Starting fund value (10/1/07)	Ending fund value (3/31/08)		Expenses paid* (10/1/07– 3/31/08)

Actual return
Institutional Class	$1,000.00	$906.00		$0.62

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.35	†	0.66

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The fund’s annualized six-month expense ratio for that period is 0.13% for the Institutional Class. The expense charge of this fund reflects a contractual reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would have been higher and its performance lower.

†

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	78.99
$4 billion–$15 billion	18.10
Under $4 billion	2.91

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report   7

GROWTH & INCOME FUND DIVIDEND-PAYING STOCKS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, growth investing risk, style risk, large-cap risk and foreign investment risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIGRX
Retirement Class	TRGIX
Retail Class	TIIRX
Fund net assets	$942.30 million
Number of holdings	133
Portfolio turnover rate	57%
Weighted median market capitalization	$48.1 billion
P/E ratio (weighted 12-month
trailing average)	18.0
Dividend yield	1.72%

PORTFOLIO COMPOSITION

% of portfolio investments

Manufacturing & materials	20.1
Consumer products & services	19.7
Technology	17.5
Financial	15.0
Health care	12.2
Energy	11.2
Utilities	3.5
Short-term investments	0.8

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2008

The Growth & Income Fund returned –8.14% for the Institutional Class, compared with the –12.46% return of its benchmark, the S&P 500® Index, and the –12.19% average return of the fund’s peer group, the Morningstar Large Blend category. The table below shows returns for all share classes of the fund.

S&P 500’s decline is on par with the broader market’s

For the six-month period, the large-cap stocks of the S&P 500 Index posted a negative return that was nearly identical to the 12.54% decline of the broad U.S. stock market, as measured by the Russell 3000® Index.

          In the fourth quarter of 2007, the S&P 500 fell 3.33%, versus the 3.34% drop in the Russell 3000. Both large caps and the broader market were hampered by the slumping housing and mortgage markets and fears of a declining overall economy. In the first quarter of 2008, conditions turned even more volatile. Turmoil in the credit markets, soaring energy prices and further signs of a possible recession weighed on stock returns. The S&P 500 lost 9.44% for the quarter—about the same as the 9.52% decline of the Russell 3000.

          For the ten years ended March 31, 2008, the gap between large-cap returns and those of the broad U.S. market was similarly narrow: the S&P 500 Index produced an average annual gain of 3.50%, versus 3.88% for the Russell 3000.

Financial stocks drive a broad downturn in the benchmark

For the period, nine of the S&P 500’s ten industry sectors had negative returns, including five that registered double-digit losses. Financials—the benchmark’s largest sector in terms of market capitalization as of March 31, 2008—was also the worst-performing, dropping 26.3%.

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Growth & Income Fund	6 months	1 year	5 years		since fund inception

Institutional Class (inception: 7/1/1999)*	–8.14%	5.38%	14.10%		2.31%
S&P 500 Index†	–12.46	–5.08	11.31		1.16
Morningstar Large Blend	–12.19	–5.13	11.15		1.92

Retirement Class (inception: 10/1/2002)*	–8.32	5.01	13.74		2.09	‡

Retail Class (inception: 3/31/2006)	–8.29	5.06	14.12	‡	2.31	‡

*

The performance shown is computed from the inception date of the class (the date on which the class became publicly available). Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

‡

The performance shown for the Retirement and Retail classes that is prior to their inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

8     2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

          The next two largest sectors, information technology and energy, fell 15.1% and 3.1%, respectively. Together, these two sectors made up more than one-quarter of the benchmark’s market capitalization at the end of the period. Only the consumer staples sector, which constituted a little more than one-tenth of the benchmark, had a positive return; it gained 1.6%.

Stock selections enable the fund to outperform its benchmark

The fund’s return exceeded its benchmark’s by more than four percentage points because of numerous favorable stock selections, including several non-benchmark stocks that produced strong relative performance. Among these were First Solar, a maker of large-scale, grid-connected solar power plants, and Mosaic, one of the world’s largest fertilizer producers. Larger-than-benchmark weightings in oil and gas producer Devon Energy and in Altria Group (the parent company of Philip Morris) also contributed to the fund’s outperformance, as did the avoidance of telephone company Sprint Nextel and an underweight in financial giant Wachovia.

          The positive effects of these results were partly offset by other holdings, including overweights in financial stocks such as Bear Stearns, Fannie Mae and Morgan Stanley.

          The fund’s exclusion of EOG Resources and Occidental Petroleum, two energy stocks that produced outsized gains for the period, also detracted from relative performance.

          On March 31, 2008, foreign securities made up 6.69% of the fund’s total portfolio investments. Some of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would have grown to $12,209 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2008

Growth & Income Fund	Starting fund value (10/1/07)	Ending fund value (3/31/08)		Expenses paid* (10/1/07– 3/31/08)

Actual return
Institutional Class	$1,000.00	$918.60		$0.62
Retirement Class	1,000.00	916.80		1.82
Retail Class	1,000.00	917.10		1.34

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.35	†	0.66
Retirement Class	1,000.00	1,023.10	†	1.92
Retail Class	1,000.00	1,023.60	†	1.42

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The fund’s annualized six-month expense ratio for that period is 0.13% for the Institutional Class, 0.38% for the Retirement Class and 0.28% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver and reimbursement. Please see the prospectus for an explanation, including the date on which this waiver and reimbursement are scheduled to end. Without any such waiver and reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	81.12
$4 billion–$15 billion	13.12
Under $4 billion	5.76

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report     9

INTERNATIONAL EQUITY FUND FOREIGN STOCKS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, foreign investment risk and small-cap risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIIEX
Retirement Class	TRERX
Retail Class	TIERX
Fund net assets	$2.79 billion
Number of holdings	105
Portfolio turnover rate	112%
Weighted median market capitalization	$29.1 billion
P/E ratio (weighted 12-month trailing average)	13.2
Dividend yield	2.47%

PORTFOLIO COMPOSITION

% of portfolio investments

Manufacturing & materials	36.9
Consumer products & services	26.2
Financial	21.5
Utilities	6.1
Health care	5.4
Energy	2.3
Technology	1.6

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2008

The International Equity Fund returned –11.21% for the Institutional Class, compared with the –10.50% return of its benchmark, the MSCI EAFE® Index, and the –10.57% average return of the fund’s peer group, the Morningstar Foreign Large Blend category. The table below shows returns for all share classes of the fund.

Foreign stocks move lower but finish ahead of U.S. shares

During the six-month period, stock investors were rattled by frequent market swings, soaring oil prices and signs that a worsening global credit crunch was taking its toll on economic growth and corporate profits, and foreign stocks posted a double-digit loss. The EAFE index, which measures stock performance in 21 developed nations outside North America, fell 1.75% in the fourth quarter of 2007 and another 8.91% in the first quarter of 2008, in dollar terms.

          Foreign stocks fared slightly better than U.S. issues, however. For the six months, the decline of the EAFE was about two percentage points less than the 12.54% drop of the Russell 3000® Index, which measures the broad U.S. stock market.

          For the ten years ended March 31, 2008, the average annual return of the EAFE index was 6.18%, versus 3.88% for the Russell 3000 Index.

Steady slide in dollar’s value cushions foreign stock losses

Continuing a trend that has persisted since the beginning of 2006, a weaker dollar improved foreign stock returns for U.S. investors. In the fourth quarter of 2007, the EAFE’s 2.96% decline, in terms of local currencies, was trimmed to a 1.75% loss in dollar terms. In the first quarter of 2008, the dollar plunged

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

International Equity Fund	6 months	1 year	5 years		since fund inception

Institutional Class (inception: 7/1/1999)*	–11.21%	–2.70%	22.65%		8.14%
MSCI EAFE Index†	–10.50	–2.70	21.38		6.10
Morningstar Foreign Large Blend	–10.57	–1.20	20.16		5.55

Retirement Class (inception: 10/1/2002)*	–11.27	–2.91	21.88		7.75	‡

Retail Class (inception: 3/31/2006)	–11.32	–2.89	23.11	‡	8.37	‡

*

The performance shown is computed from the inception date of the class (the date on which the class became publicly available). Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

‡

The performance shown for the Retirement and Retail classes that is prior to their inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

10	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

to record lows against the euro and 13-year lows against the yen, cushioning the EAFE’s loss by more than six percentage points, from a decline of 14.95% in local currencies to a drop of 8.91% in dollars.

          In dollar terms, European stocks lost 0.46% in the fourth quarter of 2007 and 8.62% in the first quarter of 2008. British, French and German stocks were down 10.52%, 8.35% and 11.75%, respectively, in the first quarter of 2008.

          Again in dollars, the benchmark’s Pacific segment declined 4.63% in the fourth quarter of 2007 and 9.57% in the first quarter of 2008. Japanese stocks fell 6.08% and 7.81%, respectively, in the two quarters.

Stock selections dampen the fund’s relative return

The fund trailed its benchmark because of several stock selections that did not perform as anticipated. These included overweight positions in Swiss financial services provider UBS and in two Japanese stocks: real estate developer Urban Corporation and Nippon Sheet Glass. A position in German steel company Kloeckner, a nonbenchmark stock, also trimmed returns, as did the exclusion of Swiss food giant Nestlé and an underweight in British mining giant Rio Tinto.

          These detractions were partly offset by favorable results from other holdings, including overweights in two German companies, drug maker Bayer and Deutsche Post, and in French food processor Danone. Positions in two large fertilizer producers that were not in the benchmark—Russia’s Uralkali and Hong Kong’s Sinofert Holdings—also helped, as did the avoidance of underperforming stocks that included two U.K.-based financial firms, the Royal Bank of Scotland and HBOS.

          As of March 31, 2008, stocks of companies in emerging markets, which are not included in the benchmark, made up about 13.5% of the fund’s total portfolio investments.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would have grown to $19,837 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2008

International Equity Fund	Starting fund value (10/1/07)	Ending fund value (3/31/08)		Expenses paid* (10/1/07– 3/31/08)

Actual return
Institutional Class	$1,000.00	$887.90		$2.69
Retirement Class	1,000.00	887.30		3.73
Retail Class	1,000.00	886.80		3.40

5% annual
hypothetical return
Institutional Class	1,000.00	1,022.15	†	2.88
Retirement Class	1,000.00	1,021.05	†	3.99
Retail Class	1,000.00	1,021.40	†	3.64

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The fund’s annualized six-month expense ratio for that period is 0.57% for the Institutional Class, 0.79% for the Retirement Class and 0.72% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	68.04
$4 billion–$15 billion	17.00
Under $4 billion	14.96

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	11

LARGE-CAP GROWTH FUND GROWTH STOCKS OF LARGER U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, large-cap risk, growth investing risk, style risk, reorganization risk and foreign investment risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TILGX
Retirement Class	TILRX
Retail Class	TIRTX
Fund net assets	$608.93 million
Number of holdings	84
Portfolio turnover rate	75%
Weighted median market capitalization	$40.9 billion
P/E ratio (weighted 12-month trailing average)	20.2
Dividend yield	1.05%

PORTFOLIO COMPOSITION

% of portfolio investments

Technology	27.7
Consumer products & services	20.4
Manufacturing & materials	17.1
Health care	15.3
Financial	10.1
Energy	7.5
Utilities	1.0
Short-term investments	0.9

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2008

The Large-Cap Growth Fund returned –9.52% for the Institutional Class, compared with the –10.87% return of its benchmark, the Russell 1000® Growth Index, and the –12.28% average return of the fund’s peer group, the Morningstar Large Growth category. The table below shows returns for all share classes of the fund.

Large-cap growth fares better than the broad market

During the six-month period, large-cap U.S. growth stocks held up better than the broad U.S. stock market, which fell 12.54%, as measured by the Russell 3000® Index. The broader index was weighed down by losses from large-cap value stocks, which dropped 14.01% during the period. This continued a recent pattern: during the previous twelve months, large-cap growth had gained 19.35% while large-cap value returned 14.45%. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          For the six months, large-cap growth also outperformed the –12.46% return of mid-cap growth and the –14.66% return of small-cap growth.

          Over the last decade, however, large-cap growth significantly lagged value stocks in the same size category. For the ten years ended March 31, 2008, the Russell 1000 Growth Index posted an average annual return of 1.28%—more than four percentage points behind the 5.54% average annual return of the Russell 1000 Value Index.

Outsized declines in largest sectors drive down the benchmark

For the period, all twelve sectors of the Russell 1000 Growth Index recorded negative returns, with seven showing double-digit declines. The benchmark’s

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Large-Cap Growth Fund	6 months	1 year	since inception

Institutional Class (inception: 3/31/2006)	–9.52%	5.36%	4.61%
Retirement Class (inception: 3/31/2006)	–9.71	5.09	4.33
Retail Class (inception: 3/31/2006)	–9.60	5.29	4.48
Russell 1000 Growth Index*	–10.87	–0.75	3.08
Morningstar Large Growth	–12.28	–1.28	1.65

*	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

12	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

three largest sectors, in terms of market capitalization, each posted losses that were larger than that of the benchmark as a whole.

          Technology, which made up one-fifth of the benchmark at the end of the period, fell 14.2%. The next two largest sectors, health care and consumer discretionary, dropped 11.3% and 13.2%, respectively. Two smaller sectors, consumer staples and materials and processing, held up best, posting declines of 1.1% and 1.6%, respectively.

Stock choices keep the fund above the benchmark

The fund performed better than its benchmark due to numerous successful stock selections. The largest contributor to relative performance was an overweight position in agricultural giant Monsanto. Other favorable overweights included retail pharmacy chain CVS Caremark, biotech company Gilead Sciences and Mastercard, and a nonbenchmark position in BlackBerry manufacturer Research in Motion.

          These contributions were partly offset by overweight holdings in stocks that did not perform as anticipated, such as Merck, wireless communications provider NII Holdings, and hotel and casino operator MGM Mirage. A nonbenchmark position in Renewable Energy, a Norwegian solar energy company, also slightly reduced returns.

          On March 31, 2008, foreign securities made up 15.82% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would have grown to $10,945 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2008

Large-Cap Growth Fund	Starting fund value (10/1/07)	Ending fund value (3/31/08)	Expenses paid* (10/1/07– 3/31/08)

Actual return
Institutional Class	$1,000.00	$904.80	$1.19
Retirement Class	1,000.00	902.90	2.28
Retail Class	1,000.00	904.00	2.05

5% annual
hypothetical return
Institutional Class	1,000.00	1,023.75†	1.26
Retirement Class	1,000.00	1,022.60†	2.43
Retail Class	1,000.00	1,022.85†	2.17

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The fund’s annualized six-month expense ratio for that period is 0.25% for the Institutional Class, 0.48% for the Retirement Class and 0.43% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver and reimbursement. Please see the prospectus for an explanation, including the date on which this waiver and reimbursement are scheduled to end. Without any such waiver and reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	78.65
$4 billion–$15 billion	18.12
Under $4 billion	3.23

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	13

LARGE-CAP VALUE FUND VALUE STOCKS OF LARGER COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, large-cap risk, value investing risk, style risk, reorganization risk and foreign investment risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TRLIX
Retirement Class	TRLCX
Retail Class	TCLCX
Fund net assets	$1.10 billion
Number of holdings	188
Portfolio turnover rate	65%
Weighted median market capitalization	$36.0 billion
P/E ratio (weighted 12-month trailing average)	15.0
Dividend yield	2.50%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	27.0
Consumer products & services	18.4
Manufacturing & materials	18.2
Energy	13.3
Health care	8.9
Technology	8.6
Utilities	5.6

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2008

The Large-Cap Value Fund returned –15.69% for the Institutional Class, compared with the –14.01% return of its benchmark, the Russell 1000® Value Index, and the –13.97% average return of the fund’s peer group, the Morningstar Large Value category. The table below shows returns for all share classes of the fund.

Large-cap value trails a declining market

During the six-month period, large-cap U.S. value stocks declined more than the broad U.S. stock market, which fell 12.54%, as measured by the Russell 3000® Index. The broader index was helped by better performance among large-cap growth stocks, which lost 10.87% during the period. This continued a recent pattern: during the previous twelve months, large-cap growth had gained 19.35% while large-cap value returned 14.45%. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          For the six months, the large-cap value category was in line with mid-cap value, which dropped 14.09%, but lagged small-cap value, which posted a loss of 13.33%.

          Over the last decade, large-cap value significantly outperformed growth stocks in the same size category. For the ten years ended March 31, 2008, the Russell 1000 Value Index posted an average annual return of 5.54%—more than four percentage points ahead of the 1.28% average annual return of the Russell 1000 Growth Index.

Declines in largest sectors drive the benchmark’s fall

For the period, all but one of the twelve sectors of the Russell 1000 Value Index lost ground, with five showing double-digit losses. Financial services, declining 26.3%, was one of two sectors performing worse than the benchmark. The other

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Large-Cap Value Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)*	–15.69%	–12.45%	14.32%	12.89%
Retirement Class (inception: 10/1/2002)*	–15.77	–12.57	14.00	12.66
Retail Class (inception: 10/1/2002)*	–15.76	–12.50	14.10	12.67
Russell 1000 Value Index†	–14.01	–9.99	13.67	12.41
Morningstar Large Value	–13.97	–9.18	12.08	10.84

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

14	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

sector, technology, lost 21.2% during the period. Together, these two sectors made up about one-third of the benchmark, measured by market capitalization, at the end of the period.

          Among the remaining ten sectors, the two largest, utilities and integrated oils, dropped 11.9% and 6.4%, respectively. The one sector that produced a positive return for the period, “other energy,” had little effect on the overall performance of the benchmark due to its small size in terms of market capitalization.

Stock selections trim relative performance

The fund lagged its benchmark for the six-month period because of numerous stock selections that failed to perform as anticipated. These included overweight positions in financial companies Bear Stearns, Fannie Mae and Merrill Lynch as well as several nonbenchmark stocks such as Marvell Technology Group, Vertex Pharmaceuticals and AMR Corporation (formerly American Airlines).

          The negative effect of these holdings on performance relative to the benchmark was partly offset by successful stock selections that included overweights in retailer Gap and energy companies Apache and Occidental Petroleum. Several nonbenchmark stocks, including heating and air conditioning equipment manufacturer Trane and Cabot Oil and Gas, also helped. Other positive contributions came from underweight positions in Wachovia and Citigroup.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $19,486 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2008

Large-Cap Value Fund	Starting fund value (10/1/07)	Ending fund value (3/31/08)	Expenses paid* (10/1/07– 3/31/08)

Actual return
Institutional Class	$1,000.00	$843.10	$2.21
Retirement Class	1,000.00	842.30	3.41
Retail Class	1,000.00	842.40	3.59

5% annual
hypothetical return
Institutional Class	1,000.00	1,022.60†	2.43
Retirement Class	1,000.00	1,021.30†	3.74
Retail Class	1,000.00	1,021.10†	3.94

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The fund’s annualized six-month expense ratio for that period is 0.48% for the Institutional Class, 0.74% for the Retirement Class and 0.78% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is expected to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	66.61
$4 billion–$15 billion	24.25
Under $4 billion	9.14

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	15

MID-CAP GROWTH FUND GROWTH STOCKS OF MEDIUM-SIZED COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, mid-cap risk, growth investing risk, style risk and foreign investment risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TRPWX
Retirement Class	TRGMX
Retail Class	TCMGX
Fund net assets	$478.15 million
Number of holdings	104
Portfolio turnover rate	64%
Weighted median market capitalization	$8.4 billion
P/E ratio (weighted 12-month trailing average)	25.6
Dividend yield	0.61%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	22.6
Technology	20.6
Manufacturing & materials	20.4
Health care	12.8
Energy	10.9
Financial	7.7
Utilities	3.9
Short-term investments	1.1

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2008

The Mid-Cap Growth Fund returned –11.04% for the Institutional Class, compared with the –12.46% return of its benchmark, the Russell Midcap® Growth Index, and the –13.86% average return of the fund’s peer group, the Morningstar Mid-Cap Growth category. The table below shows returns for all share classes of the fund.

Mid-cap growth stocks drop in a declining market

During the six-month period, the mid-cap growth category posted a double-digit loss that was in line with the 12.54% decline of U.S. stocks in general, as measured by the Russell 3000® Index. Mid-cap growth issues held up relatively well during the fourth quarter of 2007, falling only 1.70%, while the Russell 3000 dropped 3.34%. However, the category succumbed to increasing market pressures during the first quarter of 2008 and fell 10.95%, marking the largest quarterly downturn since the third quarter of 2002 when the benchmark slid 17.18%.

          For the ten years ended March 31, 2008, the Russell Midcap Growth Index generated an average annual return of 5.15%, outpacing the 3.88% average annual gain of the Russell 3000 Index.

Weakness in technology and consumer discretionary weighs on results

During the period, ten of the eleven sectors of the Russell Midcap Growth Index posted negative returns, with eight reporting double-digit losses. (The Russell Midcap Growth Index normally consists of twelve industry sectors, but during the latest six-month period it did not include any stocks in the integrated oils sector.)

          The benchmark’s two largest sectors—technology (down 20.7%) and consumer discretionary (down 16.3%)—were among the biggest detractors

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Mid-Cap Growth Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)*	–11.04%	0.69%	15.52%	15.86%
Retirement Class (inception: 10/1/2002)*	–11.15	0.49	15.21	15.53
Retail Class (inception: 10/1/2002)*	–11.12	0.57	15.24	15.56
Russell Midcap Growth Index†	–12.46	–4.55	15.18	15.08
Morningstar Mid-Cap Growth	–13.86	–3.49	13.62	12.53

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

16	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

from performance. Together, these sectors constituted about 30% of the benchmark’s market capitalization on March 31, 2008. Poor performance from the financial and health care sectors, which fell 12.6% and 10.2%, respectively, also had a large negative effect on returns.

          The lone positive contribution came from the benchmark’s third largest sector, “other energy,” which posted a 4.8% return.

Despite loss, fund outperforms its benchmark

Despite the fund’s double-digit loss, it outperformed its benchmark by almost one-and-a-half percentage points on the strength of several successful overweight positions, relative to the benchmark, that registered strong gains. These included holdings in Denbury Resources, an energy provider; Consol Energy, a coal company; and First Solar, a maker of large-scale, grid-connected solar power plants. A nonbenchmark position in XTO Energy also aided returns.

          Other positions did not perform as anticipated and detracted from relative performance. These included overweight positions in Crocs, a footwear manufacturer, and Titanium Metals.

          On March 31, 2008, foreign securities made up 3.70% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $22,475 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2008

Mid-Cap Growth Fund	Starting fund value (10/1/07)	Ending fund value (3/31/08)		Expenses paid* (10/1/07– 3/31/08)

Actual return
Institutional Class	$1,000.00	$889.60		$2.60
Retirement Class	1,000.00	888.50		3.73
Retail Class	1,000.00	888.80		3.26

5% annual
hypothetical return
Institutional Class	1,000.00	1,022.25	†	2.78
Retirement Class	1,000.00	1,021.05	†	3.99
Retail Class	1,000.00	1,021.55	†	3.49

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The fund’s annualized six-month expense ratio for that period is 0.55% for the Institutional Class, 0.79% for the Retirement Class and 0.69% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	19.81
$4 billion–$15 billion	50.93
Under $4 billion	29.26

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	17

MID-CAP VALUE FUND VALUE STOCKS OF MEDIUM-SIZED COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, mid-cap risk, value investing risk, style risk and foreign investment risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIMVX
Retirement Class	TRVRX
Retail Class	TCMVX
Fund net assets	$811.32 million
Number of holdings	242
Portfolio turnover rate	23%
Weighted median market capitalization	$6.7 billion
P/E ratio (weighted 12-month trailing average)	16.0
Dividend yield	1.92%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	24.7
Manufacturing & materials	23.8
Consumer products & services	18.7
Utilities	13.4
Technology	8.7
Energy	5.2
Health care	3.2
Short-term investments	2.3

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2008

The Mid-Cap Value Fund returned –12.49% for the Institutional Class, compared with the –14.09% return of its benchmark, the Russell Midcap® Value Index, and the –13.17% average return of the fund’s peer group, the Morningstar Mid-Cap Value category. The table below shows returns for all share classes of the fund.

Mid-cap value posts double-digit loss, trails the broad equity market

During the six-month period, the mid-cap value category recorded a loss that was more than one-and-a-half percentage points greater than the 12.54% decline of U.S. stocks in general, as measured by the Russell 3000® Index.

          Mid-cap value stocks posted negative returns during five of the six months of the latest reporting period, resulting in a 5.97% loss in the fourth quarter of 2007 followed by an 8.64% drop in the first quarter of 2008. Within the value category, mid-cap value stocks underperformed both the –13.33% return of small-cap value issues and the –14.01% return of large-cap value stocks. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          Its recent underperformance notwithstanding, the Russell Midcap Value Index generated an 8.16% average annual return over the ten years ended March 31, 2008—more than double the 3.88% average annual gain posted by the Russell 3000 Index over the same period.

Weakness in largest sectors sends the benchmark lower

During the period, ten of the twelve industry sectors of the Russell Midcap Value Index posted negative returns, including seven that registered double-digit losses. The biggest drag on the benchmark’s return came from its three largest sectors—financials, consumer discretionary and utilities, which fell 20.2%,

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Mid-Cap Value Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)*	–12.49%	–8.06%	19.42%	18.00%
Retirement Class (inception: 10/1/2002)*	–12.56	–8.26	19.08	17.65
Retail Class (inception: 10/1/2002)*	–12.57	–8.22	19.12	17.72
Russell Midcap Value Index†	–14.09	–14.12	16.75	15.15
Morningstar Mid-Cap Value	–13.17	–11.64	14.58	13.04

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

18	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

20.1% and 12.6%, respectively. Together, these sectors made up about 55% of the benchmark’s market capitalization on March 31, 2008.

          Only the integrated oils and “other energy” sectors reported positive returns, rising 26.7% and 7.5%, respectively. However, because these sectors together constituted less than one-tenth of the benchmark’s market capitalization at the end of the period, they were unable to offset the significant weakness of the index’s largest sectors.

Stock selections keep the fund above its benchmark

Despite its disappointing absolute return, the fund nevertheless outperformed its benchmark by more than one-and-a-half percentage points on the strength of several nonbenchmark stocks that posted stellar gains. Chief among these were heating and air conditioning equipment manufacturer Trane, packaging maker Crown Holdings and Cabot Oil & Gas. An overweight position, relative to the benchmark, in Hudson City Bancorp also contributed to the fund’s outperformance.

          These positive contributions were partly offset by other holdings that did not perform as anticipated, including underweight positions in Hess, an oil and gas refining firm, and Mosaic, one of the world’s largest fertilizer producers. An out-of-benchmark stake in biopharmaceutical firm Theravance also detracted from the fund’s performance.

          On March 31, 2008, foreign securities made up 9.61% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $24,857 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2008

Mid-Cap Value Fund	Starting fund value (10/1/07)	Ending fund value (3/31/08)		Expenses paid* (10/1/07– 3/31/08)

Actual return
Institutional Class	$1,000.00	$875.10		$2.44
Retirement Class	1,000.00	874.40		3.70
Retail Class	1,000.00	874.30		3.84

5% annual
hypothetical return
Institutional Class	1,000.00	1,022.40	†	2.63
Retirement Class	1,000.00	1,021.05	†	3.99
Retail Class	1,000.00	1,020.90	†	4.14

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The fund’s annualized six-month expense ratio for that period is 0.52% for the Institutional Class, 0.79% for the Retirement Class and 0.82% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is expected to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	19.20
$4 billion–$15 billion	48.32
Under $4 billion	32.48

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	19

SMALL-CAP EQUITY FUND STOCKS OF SMALLER COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk and small-cap risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TISEX
Retirement Class	TRSEX
Retail Class	TCSEX
Fund net assets	$478.99 million
Number of holdings	583
Portfolio turnover rate	59%
Weighted median market capitalization	$1.1 billion
P/E ratio (weighted 12-month trailing average)	17.2
Dividend yield	1.05%

PORTFOLIO COMPOSITION

% of portfolio investments

Manufacturing & materials	24.3
Technology	20.1
Financial	17.7
Consumer products & services	15.7
Health care	12.4
Energy	6.7
Utilities	2.6
Short-term investments	0.5

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2008

The Small-Cap Equity Fund returned –13.48% for the Institutional Class, compared with the –14.02% return of its benchmark, the Russell 2000® Index, and the –14.91% average return of the fund’s peer group, the Morningstar Small Blend category. The table below shows returns for all share classes of the fund.

Small caps trail the market in both quarters

For the six months, the Russell 2000 Index lagged the –12.54% return of the broad U.S. equity market, as measured by the Russell 3000® Index.

          Small-cap stocks failed to match the broad market in both quarters of the period. In the first three months of 2008, they fell 9.90%, compared with a decline of 9.52% for the overall market. The underperformance of small caps extended the trend of the twelve months ended September 30, 2007, when the category lagged the market by more than four percentage points.

          Within the small-cap category, value stocks fared slightly better than their growth counterparts. The Russell 2000 Value Index returned –13.33%, versus –14.66% for the Russell 2000 Growth Index.

          For the ten years ended March 31, 2008, the Russell 2000 Index posted an average annual gain of 4.96%, compared with 3.88% for the Russell 3000 Index.

Three largest sectors post double-digit losses

For the six-month period, nine of the twelve industry sectors of the Russell 2000 Index declined, with seven posting double-digit losses. The index was hurt most by outsized declines in its three largest sectors—financials, consumer discretionary and technology, which fell 14.5%, 18.2% and 23.5%, respectively. On March 31, 2008, these sectors made up about one-half of the benchmark, in terms of market capitalization.

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Small-Cap Equity Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)*	–13.48%	–16.20%	14.17%	12.91%
Retirement Class (inception: 10/1/2002)*	–13.55	–16.35	13.86	12.59
Retail Class (inception: 10/1/2002)*	–13.59	–16.29	14.02	12.74
Russell 2000 Index†	–14.02	–13.00	14.88	13.41
Morningstar Small Blend	–14.91	–13.29	14.63	12.82

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

20     2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

          All three sectors were negatively affected by investor fears that the stalled housing market, the sharp decline in the value of subprime fixed-income investments, and rising oil prices would disproportionately affect small-cap companies, which generally are less able to weather challenging conditions than large-cap ones.

          The 4.2% rise in the “other energy” sector provided the largest positive contribution to the benchmark’s overall return. Although the integrated oils and “other” sectors climbed 20.2% and 21.0%, respectively, these gains had little effect on the benchmark’s performance, since each sector made up less than 1% of the index.

Successful stock picks keep the fund above the benchmark

Although both lost ground during the period, the fund outpaced the Russell 2000 Index because of numerous advantageous stock selections. Among the largest contributors to the fund’s outperformance were overweight positions, relative to the benchmark, in Bruker Corporation, a manufacturer of scientific and research instruments; agricultural chemicals firm CF Industries; PetroQuest Energy; and Perrigo, a leading maker of private label (store brand) over-the-counter pharmaceuticals.

          These contributions were partly offset by overweight holdings in stocks that did not perform as anticipated, such as semiconductor maker Trident Microsystems, credit card provider Advanta, oil refiner Alon USA Energy and Novatel Wireless.

          The fund continued to use proprietary mathematical models to select small-cap stocks that appeared to be attractively priced.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $19,502 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2008

Small-Cap Equity Fund	Starting fund value (10/1/07)	Ending fund value (3/31/08)	Expenses paid* (10/1/07– 3/31/08)

Actual return

Institutional Class	$1,000.00	$865.20	$2.56
Retirement Class	1,000.00	864.50	3.68
Retail Class	1,000.00	864.10	3.77

5% annual
hypothetical return
Institutional Class	1,000.00	1,022.25†	2.78
Retirement Class	1,000.00	1,021.05†	3.99
Retail Class	1,000.00	1,020.95†	4.09

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The fund’s annualized six-month expense ratio for that period is 0.55% for the Institutional Class, 0.79% for the Retirement Class and 0.81% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

$4 billion–$15 billion	3.78
Under $4 billion	96.22

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report     21

LARGE-CAP GROWTH INDEX FUND GROWTH STOCKS OF LARGER U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, large-cap risk, growth investing risk, style risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TILIX
Retirement Class	TRIRX
Fund net assets	$363.91 million
Portfolio turnover rate	10%

BENCHMARK PROFILE

Number of holdings	687
Weighted median market capitalization	$37.8 billion
P/E ratio (weighted 12-month trailing average)	18.4
Dividend yield	1.28%

PORTFOLIO COMPOSITION

% of portfolio investments

Technology	26.7
Consumer products & services	22.3
Manufacturing & materials	18.2
Health care	15.1
Energy	8.4
Financial	7.3
Utilities	1.7
Short-term investments	0.3

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2008

The Large-Cap Growth Index Fund returned –10.93% for the Institutional Class, compared with the –10.87% return of its benchmark, the Russell 1000® Growth Index, and the –12.28% average return of the fund’s peer group, the Morningstar Large Growth category. The table below shows returns for all share classes of the fund.

Large-cap growth fares better than the broad market

During the six-month period, large-cap U.S. growth stocks held up better than the broad U.S. stock market, which fell 12.54%, as measured by the Russell 3000® Index. The broader index was weighed down by losses from large-cap value stocks, which dropped 14.01% during the period. This continued a recent pattern: during the previous twelve months, large-cap growth had gained 19.35% while large-cap value returned 14.45%. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          For the six months, large-cap growth also outperformed the –12.46% return of mid-cap growth and the –14.66% return of small-cap growth.

          Over the last decade, however, large-cap growth significantly lagged value stocks in the same size category. For the ten years ended March 31, 2008, the Russell 1000 Growth Index posted an average annual return of 1.28%—more than four percentage points behind the 5.54% average annual return of the Russell 1000 Value Index.

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Large-Cap Growth Index Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)*	–10.93%	–0.94%	9.76%	9.25%
Retirement Class (inception: 10/1/2002)*	–11.11	–1.28	9.42	8.89
Russell 1000 Growth Index†	–10.87	–0.75	9.95	9.41
Morningstar Large Growth	–12.28	–1.28	10.32	9.50

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

22     2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

Outsized declines in largest sectors drive down the benchmark

For the period, all twelve sectors of the Russell 1000 Growth Index recorded negative returns, with seven showing double-digit declines. The benchmark’s three largest sectors, in terms of market capitalization, each posted losses that were larger than that of the benchmark as a whole.

          Technology, which made up one-fifth of the benchmark at the end of the period, fell 14.2%. The next two largest sectors, health care and consumer discretionary, dropped 11.3% and 13.2%, respectively. Two smaller sectors, consumer staples and materials and processing, held up best, posting declines of 1.1% and 1.6%, respectively.

Some of the benchmark’s largest stocks lead the retreat

Returns for each of the five largest stocks in the index were negative. In descending order of their relative weightings in the benchmark based on market capitalization, these stocks performed as follows: Microsoft, –3.0%; Cisco Systems, –27.3%; IBM, –1.5%; Apple, –6.5%; and Intel, –17.2%.

          For the period, the fund’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $16,268 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2008

Large-Cap Growth Index Fund	Starting fund value (10/1/07)	Ending fund value (3/31/08)	Expenses paid* (10/1/07– 3/31/08)

Actual return

Institutional Class	$1,000.00	$890.70	$0.38
Retirement Class	1,000.00	888.90	1.56

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.60†	0.40
Retirement Class	1,000.00	1,023.35†	1.67

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The fund’s annualized six-month expense ratio for that period is 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a contractual reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	71.60
$4 billion–$15 billion	21.20
Under $4 billion	7.20

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report     23

LARGE-CAP VALUE INDEX FUND VALUE STOCKS OF LARGER U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, large-cap risk, value investing risk, style risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TILVX
Retirement Class	TRCVX
Fund net assets	$435.35 million
Portfolio turnover rate	12%

BENCHMARK PROFILE

Number of holdings	618
Weighted median market capitalization	$47.3 billion
P/E ratio (weighted 12-month trailing average)	14.7
Dividend yield	2.94%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	29.3
Energy	16.1
Manufacturing & materials	16.0
Consumer products & services	15.6
Technology	9.1
Health care	7.0
Utilities	6.7
Short-term investments	0.2

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2008

The Large-Cap Value Index Fund returned –14.04% for the Institutional Class, compared with the –14.01% return of its benchmark, the Russell 1000® Value Index, and the –13.97% average return of the fund’s peer group, the Morningstar Large Value category. The table below shows returns for all share classes of the fund.

Large-cap value trails a declining market

During the six-month period, large-cap U.S. value stocks declined more than the broad U.S. stock market, which fell 12.54%, as measured by the Russell 3000® Index. The broader index was helped by better performance among large-cap growth stocks, which lost 10.87% during the period. This continued a recent pattern: during the previous twelve months, large-cap growth had gained 19.35% while large-cap value returned 14.45%. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          For the six months, the large-cap value category was in line with mid-cap value, which dropped 14.09%, but lagged small-cap value, which posted a loss of 13.33%.

          Over the last decade, large-cap value significantly outperformed growth stocks in the same size category. For the ten years ended March 31, 2008, the Russell 1000 Value Index posted an average annual return of 5.54%—more than four percentage points ahead of the 1.28% average annual return of the Russell 1000 Growth Index.

Declines in largest sectors drive the benchmark’s fall

For the period, all but one of the twelve sectors of the Russell 1000 Value Index lost ground, with five showing double-digit losses. Financial services, declining

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Large-Cap Value Index Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)*	–14.04%	–9.98%	13.50%	12.27%
Retirement Class (inception: 10/1/2002)*	–14.16	–10.21	13.17	11.93
Russell 1000 Value Index†	–14.01	–9.99	13.67	12.41
Morningstar Large Value	–13.97	–9.18	12.08	10.84

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

24     2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

26.3%, was one of two sectors performing worse than the benchmark. The other sector, technology, lost 21.2% during the period. Together, these two sectors made up about one-third of the benchmark, measured by market capitalization, at the end of the period.

          Among the remaining ten sectors, the two largest, utilities and integrated oils, dropped 11.9% and 6.4%, respectively. The one sector that produced a positive return for the period, “other energy,” had little effect on the overall performance of the benchmark due to its small size in terms of market capitalization.

Largest stocks in the benchmark contribute to the decline

Returns for each of the five largest stocks in the index were negative. In descending order of their relative weightings in the benchmark based on market capitalization, these stocks performed as follows: ExxonMobil, –7.9%; General Electric, –9.0%; AT&T, –7.8%; Chevron, –7.5%; and Bank of America, –22.2%.

          For the period, the fund’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $18,900 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2008

Large-Cap Value Index Fund	Starting fund value (10/1/07)	Ending fund value (3/31/08)	Expenses paid* (10/1/07– 3/31/08)

Actual return

Institutional Class	$1,000.00	$859.60	$0.37
Retirement Class	1,000.00	858.40	1.53

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.60†	0.40
Retirement Class	1,000.00	1,023.35†	1.67

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The fund’s annualized six-month expense ratio for that period is 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a contractual reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	72.91
$4 billion–$15 billion	19.64
Under $4 billion	7.45

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report     25

EQUITY INDEX FUND U.S. STOCKS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, small-cap risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIEIX
Retirement Class	TIQRX
Retail Class	TINRX
Fund net assets	$1.17 billion
Portfolio turnover rate	4%

BENCHMARK PROFILE

Number of holdings	2,899
Weighted median market capitalization	$34.5 billion
P/E ratio (weighted 12-month trailing average)	16.7
Dividend yield	2.02%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	18.9
Technology	18.3
Financial	17.8
Manufacturing & materials	17.7
Energy	11.8
Health care	11.4
Utilities	4.1

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2008

The Equity Index Fund returned –12.49% for the Institutional Class, compared with the –12.54% return of its benchmark, the Russell 3000® Index, and the –12.19% average return of the fund’s peer group, the Morningstar Large Blend category. The table below shows returns for all share classes of the fund.

U.S. stocks participate in decline of global stock markets

For the six-month period, the U.S. stock market experienced a broad-based decline as economic prospects dimmed and credit markets tightened. Stocks of all three market-capitalization sizes and both investment styles, growth and value, participated in the double-digit decline of the Russell 3000 Index.

          Growth stocks outperformed value shares by over three percentage points: –10.87% to –14.01%. The mid-cap category declined 13.17% over the period, performing slightly better than small-cap stocks, which declined 14.02%. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          Returns for U.S. equities lagged those of foreign stocks, as measured by the MSCI EAFE® Index. For the period, the EAFE index’s decline of 10.50% was about two percentage points less than the drop of the Russell 3000 Index. The disparity between domestic and foreign stock returns was due largely to the weak dollar, which cushioned foreign stock losses for U.S. investors.

Most sectors post losses, but smaller sectors soften the blow

During the period, eleven of the twelve sectors of the Russell 3000 Index recorded negative returns, including six that posted double-digit losses. The largest sector, financials, which constituted about one-fifth of the index, in terms of market capitalization on March 31, 2008, dropped 23.3%.

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Equity Index Fund	6 months	1 year	5 years	since fund inception

Institutional Class (inception: 7/1/1999)*	–12.49%	–6.01%	11.95%	1.87%
Russell 3000 Index†	–12.54	–6.06	12.05	2.00
Morningstar Large Blend	–12.19	–5.13	11.15	1.92

Retirement Class (inception: 3/31/2006)	–12.73	–6.36	11.85‡	1.81‡

Retail Class (inception: 3/31/2006)	–12.56	–6.18	11.92‡	1.85‡

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

‡

The performance shown for the Retirement and Retail classes that is prior to their inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

26	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

          The next largest sector, technology, recorded the next largest loss, 15.8%. Two other large sectors, health care and consumer discretionary, fell 10.9% and 13.9%, respectively. Even the integrated oils sector fell 6.5%, after soaring 43.7% during the twelve-month period that ended September 30, 2007. “Other energy” was the only sector to record an advance; it gained 4.0%. Since this sector made up only about 6% of the benchmark’s market capitalization at the end of the period, it did not contribute significantly to the benchmark’s overall return.

Four of the benchmark’s five largest stocks record losses

The performance of the largest stocks in the Russell 3000 Index, in terms of market capitalization, varied significantly. In descending order according to size, the stocks performed as follows: ExxonMobil, –7.9%; General Electric, –9.0%; AT&T, –7.8%; Microsoft, –3.0%; and Procter & Gamble, 0.6%.

          For the period, the fund’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would have grown to $11,760 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2008

Equity Index Fund	Starting fund value (10/1/07)	Ending fund value (3/31/08)		Expenses paid* (10/1/07– 3/31/08)

Actual return
Institutional Class	$1,000.00	$875.10		$0.38
Retirement Class	1,000.00	872.70		1.54
Retail Class	1,000.00	874.40		0.84

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.60	†	0.40
Retirement Class	1,000.00	1,023.35	†	1.67
Retail Class	1,000.00	1,024.10	†	0.91

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The fund’s annualized six-month expense ratio for that period is 0.08% for the Institutional Class, 0.33% for the Retirement Class and 0.18% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	66.74
$4 billion–$15 billion	17.99
Under $4 billion	15.27

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	27

S&P 500 INDEX FUND STOCKS OF LARGER U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, large-cap risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TISPX
Retirement Class	TRSPX
Fund net assets	$1.12 billion
Portfolio turnover rate	8%

BENCHMARK PROFILE

Number of holdings	500
Weighted median market capitalization	$48.2 billion
P/E ratio (weighted 12-month trailing average)	16.3
Dividend yield	2.18%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	18.5
Consumer products & services	18.4
Technology	18.0
Manufacturing & materials	15.5
Energy	12.2
Health care	10.8
Utilities	3.6
Short-term investments	3.0

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2008

The S&P 500 Index Fund returned –12.51% for the Institutional Class, compared with the –12.46% return of its benchmark, the S&P 500® Index, and the –12.19% average return of the fund’s peer group, the Morningstar Large Blend category. The table below shows returns for all share classes of the fund.

S&P 500’s decline is on par with the broader market’s

For the six-month period, the large-cap stocks of the S&P 500 Index posted a negative return that was nearly identical to the 12.54% decline of the broad U.S. stock market, as measured by the Russell 3000® Index.

          In the fourth quarter of 2007, the S&P 500 fell 3.33%, versus the 3.34% drop in the Russell 3000. Both large caps and the broader market were hampered by worsening conditions in the housing and mortgage markets and fears of a declining overall economy.

          In the first quarter of 2008, the environment for equity investing turned even more volatile. Turmoil in the credit markets, soaring energy prices and further signs of a possible recession weighed on stock returns. The S&P 500 lost 9.44% for the quarter—about the same as the 9.52% decline of the Russell 3000.

          For the ten years ended March 31, 2008, the gap between large-cap returns and those of the broad U.S. market was similarly narrow: the S&P 500 Index produced an average annual gain of 3.50%, versus 3.88% for the Russell 3000.

          In addition, large-cap stocks experienced a level of volatility that was comparable to that of the broad market: the standard deviation of the S&P 500 during the ten-year period was 14.68, while that of the Russell 3000 was 14.86. (Standard deviation is a widely used measure of how much the returns of a stock or a group of stocks vary from their mean return, over a given period of time.)

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

S&P 500 Index Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)*	–12.51%	–5.15%	11.17%	10.30%
Retirement Class (inception: 10/1/2002)*	–12.54	–5.32	10.82	9.98
S&P 500 Index†	–12.46	–5.08	11.31	10.44
Morningstar Large Blend	–12.19	–5.13	11.15	10.04

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

28	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

Financial stocks drive a broad downturn in the benchmark

For the period, nine of the S&P 500’s ten industry sectors had negative returns, including five that registered double-digit losses. Financials—the benchmark’s largest sector in terms of market capitalization as of March 31, 2008—was also the worst-performing, dropping 26.3%.

          The next two largest sectors, information technology and energy, fell 15.1% and 3.1%, respectively. Together, these two sectors made up more than one-quarter of the benchmark’s market capitalization at the end of the period. Industrials and health care, the next two largest sectors, lost 8.4% and 11.5%, respectively. Only the consumer staples sector, which constituted a little more than one-tenth of the benchmark, had a positive return; it gained 1.6%.

The benchmark’s largest stocks perform poorly

Four of the five largest companies in the S&P 500 had negative returns, and the fifth barely managed to eke out a gain. In descending order according to capitalization size, these stocks performed as follows: ExxonMobil, –7.9%; General Electric, –9.0%; AT&T, –7.8%; Microsoft, –3.0%; and Procter & Gamble, 0.6%.

          For the period, the fund’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $17,149 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2008

S&P 500 Index Fund	Starting fund value (10/1/07)	Ending fund value (3/31/08)	Expenses paid* (10/1/07– 3/31/08)

Actual return
Institutional Class	$1,000.00	$874.90	$0.33
Retirement Class	1,000.00	874.60	1.50

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.65†	0.35
Retirement Class	1,000.00	1,023.40†	1.62

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The fund’s annualized six-month expense ratio for that period is 0.07% for the Institutional Class and 0.32% for the Retirement Class.

†

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	82.26
$4 billion–$15 billion	15.92
Under $4 billion	1.82

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	29

MID-CAP GROWTH INDEX FUND GROWTH STOCKS OF MEDIUM-SIZED U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic growth companies based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, mid-cap risk, growth investing risk, style risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIMGX
Retirement Class	TRMGX
Fund net assets	$67.74 million
Portfolio turnover rate	20%

BENCHMARK PROFILE

Number of holdings	543
Weighted median market capitalization	$7.3 billion
P/E ratio (weighted 12-month trailing average)	19.3
Dividend yield	0.92%

PORTFOLIO COMPOSITION

% of portfolio investments

Manufacturing & materials	24.9
Consumer products & services	19.6
Technology	19.0
Health care	11.8
Energy	10.9
Financial	9.6
Utilities	4.2

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2008

The Mid-Cap Growth Index Fund returned –12.37% for the Institutional Class, compared with the –12.46% return of its benchmark, the Russell Midcap® Growth Index, and the –13.86% average return of the fund’s peer group, the Morningstar Mid-Cap Growth category. The table below shows returns for all share classes of the fund.

Mid-cap growth stocks drop in a declining market

During the six-month period, the mid-cap growth category posted a double-digit loss that was in line with the 12.54% decline of U.S. stocks in general, as measured by the Russell 3000® Index. Mid-cap growth issues held up relatively well during the fourth quarter of 2007, falling only 1.70%, while the Russell 3000 dropped 3.34%. However, the category succumbed to increasing market pressures during the first quarter of 2008 and fell 10.95%, marking the largest quarterly downturn since the third quarter of 2002 when the benchmark slid 17.18%.

          For the ten years ended March 31, 2008, the Russell Midcap Growth Index generated an average annual return of 5.15%, outpacing the 3.88% average annual gain of the Russell 3000 Index.

Weakness in technology and consumer discretionary weighs on results

During the period, ten of the eleven sectors of the Russell Midcap Growth Index posted negative returns, with eight reporting double-digit losses. (The Russell Midcap Growth Index normally consists of twelve industry sectors, but during the latest six-month period it did not include any stocks in the integrated oils sector.)

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Mid-Cap Growth Index Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)*	–12.37%	–4.57%	15.00%	14.92%
Retirement Class (inception: 10/1/2002)*	–12.53	–4.94	14.64	14.55
Russell Midcap Growth Index†	–12.46	–4.55	15.18	15.08
Morningstar Mid-Cap Growth	–13.86	–3.49	13.62	12.53

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

30	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

          The benchmark’s two largest sectors—technology (down 20.7%) and consumer discretionary (down 16.3%)—were among the biggest detractors from performance. Together, these sectors constituted about 30% of the benchmark’s market capitalization on March 31, 2008. Poor performance from the financial and health care sectors, which fell 12.6% and 10.2%, respectively, also had a large negative effect on returns.

          The lone positive contribution came from the benchmark’s third largest sector, “other energy,” which posted a 4.8% return.

Returns for the benchmark’s largest stocks vary sharply

During the six-month period, business service provider Mastercard jumped 51.0% and was the top performing stock among the benchmark’s five largest issues, in terms of market capitalization. The remaining four stocks posted widely divergent results: restaurant chain Yum Brands rose 10.9%, while drug manufacturer Allergan fell 12.4%. Two oil and gas drilling equipment providers fared differently as well; Weatherford International gained 7.9%, while National Oilwell Varco lost 19.2%.

          For the period, the fund’s return topped that of its benchmark, despite the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $21,494 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2008

Mid-Cap Growth Index Fund	Starting fund value (10/1/07)	Ending fund value (3/31/08)	Expenses paid* (10/1/07– 3/31/08)

Actual return
Institutional Class	$1,000.00	$876.30	$0.38
Retirement Class	1,000.00	874.70	1.55

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.60†	0.40
Retirement Class	1,000.00	1,023.35†	1.67

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The fund’s annualized six-month expense ratio for that period is 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a contractual reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	13.36
$4 billion–$15 billion	62.49
Under $4 billion	24.15

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	31

MID-CAP VALUE INDEX FUND VALUE STOCKS OF MEDIUM-SIZED U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic value companies based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, mid-cap risk, value investing risk, style risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TMVIX
Retirement Class	TRVUX
Fund net assets	$175.31 million
Portfolio turnover rate	11%

BENCHMARK PROFILE

Number of holdings	484
Weighted median market capitalization	$6.7 billion
P/E ratio (weighted 12-month trailing average)	15.7
Dividend yield	2.51%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	29.9
Consumer products & services	18.2
Manufacturing & materials	18.1
Utilities	14.7
Technology	8.3
Energy	7.8
Health care	2.3
Short-term investments	0.7

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2008

The Mid-Cap Value Index Fund returned –14.10% for the Institutional Class, compared with the –14.09% return of its benchmark, the Russell Midcap® Value Index, and –13.17% average return of the fund’s peer group, the Morningstar Mid-Cap Value category. The table below shows returns for all share classes of the fund.

Mid-cap value posts double-digit loss, trails the broad equity market

During the six-month period, the mid-cap value category recorded a loss that was more than one-and-a-half percentage points greater than the 12.54% decline of U.S. stocks in general, as measured by the Russell 3000® Index.

          Mid-cap value stocks posted negative returns during five of the six months of the latest reporting period, resulting in a 5.97% loss in the fourth quarter of 2007, followed by an 8.64% drop in the first quarter of 2008. Within the value category, mid-cap value stocks underperformed both the –13.33% return of small-cap value issues and the –14.01% return of large-cap value stocks. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          Its recent underperformance notwithstanding, the Russell Midcap Value Index generated an 8.16% average annual return over the ten years ended March 31, 2008—more than double the 3.88% average annual gain posted by the Russell 3000 Index over the same period.

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Mid-Cap Value Index Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)*	–14.10%	–14.05%	16.63%	15.04%
Retirement Class (inception: 10/1/2002)*	–14.22	–14.27	16.30	14.70
Russell Midcap Value Index†	–14.09	–14.12	16.75	15.15
Morningstar Mid-Cap Value	–13.17	–11.64	14.58	13.04

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

32	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

Weakness in largest sectors sends the benchmark lower

During the period, ten of the twelve industry sectors of the Russell Midcap Value Index posted negative returns, including seven that registered double-digit losses. The biggest drag on the benchmark’s return came from its three largest sectors—financials, consumer discretionary and utilities, which fell 20.2%, 20.1% and 12.6%, respectively. Together, these sectors made up about 55% of the benchmark’s market capitalization on March 31, 2008.

          Only the integrated oils and “other energy” sectors reported positive returns, rising 26.7% and 7.5%, respectively. However, because these sectors together constituted less than one-tenth of the benchmark’s market capitalization at the end of the period, they were unable to offset the significant weakness of the index’s largest sectors.

Largest stocks post uneven performance

The benchmark’s five largest companies, in terms of market capitalization, posted divergent returns during the six-month period covered by this report. Oil and gas refining firm Hess led the way, registering an impressive 32.8% return, followed by rail-based transportation provider CSX, which climbed 32.1%. Oil and gas refining firm Murphy Oil also posted a positive return, advancing 18.1%. On the other hand, utility companies American Electric Power and Edison International fell 8.0% and 10.5%, respectively.

          For the period, the fund’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $21,612 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2008

Mid-Cap Value Index Fund	Starting fund value (10/1/07)	Ending fund value (3/31/08)		Expenses paid* (10/1/07– 3/31/08)

Actual return
Institutional Class	$1,000.00	$859.00		$0.37
Retirement Class	1,000.00	857.80		1.53

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.60	†	0.40
Retirement Class	1,000.00	1,023.35	†	1.67

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The fund’s annualized six-month expense ratio for that period is 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a contractual reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	9.26
$4 billion–$15 billion	60.27
Under $4 billion	30.47

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	33

MID-CAP BLEND INDEX FUND GROWTH AND VALUE STOCKS OF MEDIUM-SIZED U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a very broad portfolio of equity securities of medium-sized domestic companies based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, mid-cap risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TRBDX
Retirement Class	TRMBX
Fund net assets	$175.35 million
Portfolio turnover rate	11%

BENCHMARK PROFILE

Number of holdings	792
Weighted median market capitalization	$7.2 billion
P/E ratio (weighted 12-month
trailing average)	17.6
Dividend yield	1.60%

PORTFOLIO COMPOSITION

% of portfolio investments

Manufacturing & materials	21.5
Financial	19.4
Consumer products & services	18.5
Technology	14.1
Energy	9.4
Utilities	8.6
Health care	7.5
Short-term investments	1.0

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2008

The Mid-Cap Blend Index Fund returned –13.15% for the Institutional Class, compared with the –13.17% return of its benchmark, the Russell Midcap® Index, and the –13.37% average return of the fund’s peer group, the Morningstar Mid-Cap Blend category. The table below shows returns for all share classes of the fund.

Mid-cap stocks lag the broader equity market

For the six-month period, mid-cap stocks underperformed the –12.54% return of the U.S. equity market, as measured by the Russell 3000® Index. Amid a challenging environment, large-cap stocks held up slightly better than their mid- and small-cap counterparts because of their relative predictability and perceived safety. Within the mid-cap category, growth issues fell 12.46% but outperformed value stocks, which reported a 14.09% loss.

          Its recent underperformance notwithstanding, the Russell Midcap Index posted a 7.65% average annual return over the ten-year period ended March 31, 2008—nearly double the 3.88% average annual gain produced by the Russell 3000 Index over the same period.

Steep losses in three largest sectors drive down the benchmark

For the period, ten of the Russell Midcap’s twelve industry sectors posted negative returns, including eight that registered double-digit losses. The benchmark’s disappointing performance was largely the result of steep losses from its three largest sectors—technology, financials and consumer discretionary, which fell

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Mid-Cap Blend Index Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)*	–13.15%	–8.94%	16.14%	15.14%
Retirement Class (inception: 10/1/2002)*	–13.27	–9.14	15.78	14.80
Russell Midcap Index†	–13.17	–8.92	16.29	15.30
Morningstar Mid-Cap Blend	–13.37	–9.11	14.30	12.95

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

34	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

21.5%, 17.7% and 17.4%, respectively. Together, these sectors accounted for about 40% of the index’s market capitalization on March 31, 2008. Sharp declines from the utilities and producer durables sectors, which dropped 14.7% and 13.4%, respectively, also had a substantial adverse effect on returns.

          Only the integrated oils and “other energy” sectors recorded gains, advancing 26.7% and 5.5%, respectively. However, the effects of these positive returns on the benchmark’s performance were limited, because, together, these two sectors made up only about one-tenth of the index at the end of the reporting period.

Despite declining market, several stocks post stellar gains

Despite the benchmark’s double-digit loss, four of the five largest companies in the index, in terms of market capitalization, reported strong gains during the six-month period. Oil and gas refining firm Hess was the star performer, registering an impressive 32.8% return, followed by rail-based transportation provider CSX, which jumped 32.1%. Chesapeake Energy and drilling equipment provider Weatherford International also produced positive returns, climbing 31.3% and 7.9%, respectively. The lone negative result came from oil and gas drilling equipment provider National Oilwell Varco, which fell 19.2% during the period.

          For the period, the fund’s return was slightly above that of its benchmark, in spite of the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of the benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $21,723 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2008

Mid-Cap Blend Index Fund	Starting fund value (10/1/07)	Ending fund value (3/31/08)	Expenses paid* (10/1/07– 3/31/08)

Actual return

Institutional Class	$1,000.00	$868.50	$0.37
Retirement Class	1,000.00	867.30	1.59

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.60†	0.40
Retirement Class	1,000.00	1,023.30†	1.72

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The fund’s annualized six-month expense ratio for that period is 0.08% for the Institutional Class and 0.34% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a contractual reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	11.45
$4 billion–$15 billion	60.82
Under $4 billion	27.73

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	35

SMALL-CAP GROWTH INDEX FUND GROWTH STOCKS OF SMALLER U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic growth companies based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, small-cap risk, growth investing risk, style risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TISGX
Retirement Class	TRCGX
Fund net assets	$123.67 million
Portfolio turnover rate	16%

BENCHMARK PROFILE

Number of holdings	1,249
Weighted median market capitalization	$1.2 billion
P/E ratio (weighted 12-month
trailing average)	28.2
Dividend yield	0.65%

PORTFOLIO COMPOSITION

% of portfolio investments

Manufacturing & materials	23.7
Technology	21.8
Health care	17.9
Consumer products & services	16.5
Financial	10.8
Energy	6.9
Utilities	1.0
Short-term investments	1.4

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2008

The Small-Cap Growth Index Fund returned –14.56% for the Institutional Class, compared with the –14.66% return of its benchmark, the Russell 2000® Growth Index, and the –17.54% average return of the fund’s peer group, the Morningstar Small Growth category. The table below shows returns for all share classes of the fund.

Small-cap growth stocks lose their lead over the market

For the six months covered by this report, the Russell 2000 Growth Index lagged the –12.54% return of the broad U.S. equity market, as measured by the Russell 3000® Index.

          Small-cap growth stocks slightly outperformed the broad market in the fourth quarter of 2007. In the first quarter of 2008, however, they fell 12.83%, compared with a 9.52% drop for the Russell 3000.

          For the six-month period, small-cap growth stocks trailed the –10.87% return of large-cap growth issues and the –12.46% return of mid-cap growth issues. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          The decline of small-cap growth stocks for the six months was in marked contrast to their stellar performance for the twelve months ended September 30, 2007, when the category returned 18.94% and led the broad market by more than two percentage points.

          For the ten years ended March 31, 2008, the Russell 2000 Growth Index posted an average annual gain of 1.75%, versus 3.88% for the Russell 3000 Index.

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Small-Cap Growth Index Fund	6 months	1 year	5 years		since inception

Institutional Class (inception: 10/1/2002)*	–14.56%	–8.81%	14.13%		13.16%
Retirement Class (inception: 10/1/2002)*	–14.67	–9.03	15.08	†	13.99	†
Russell 2000 Growth Index‡	–14.66	–8.94	14.23		13.26
Morningstar Small Growth	–17.54	–10.68	13.03		11.74

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†

The 5-year and since-inception returns for this share class reflect the correction of a transaction processing error in October 2005 and a similar correction in June 2004. These corrections resulted in gains, which increased the fund’s total return for this share class.

‡	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

36	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

Outsized losses in tech stocks weigh heavily on the benchmark

For the period, nine of the twelve industry sectors of the Russell 2000 Growth Index declined, with eight posting double-digit losses. The index was hurt most by the 25.0% drop in technology, its third-largest sector. Tech stocks made up about one-fifth of the index, in terms of market capitalization, on March 31, 2008. Tech stocks of all sizes declined during the period, but those of larger companies held up better: the tech sector of the Russell 3000 Index was down 15.9%.

          The benchmark was also hit by declines of 16.6% and 13.9%, respectively, in consumer discretionary and health care, its two largest sectors, accounting for about 40% of the benchmark.

Amid headwinds, the benchmark’s largest issues generally move upward

Despite the period’s downward trend, four of the Russell 2000 Growth Index’s five largest stocks, in terms of market capitalization, produced extraordinary gains. Chief among these was the 46.3% surge of Illumina, a maker of technology used in genetic research. Close behind was the 39.5% climb of Bucyrus International, a manufacturer of mining equipment, and the 36.2% rise of Priceline.com, an online travel service. Flir Systems, a maker of thermal imaging and broadcast cameras, rose 8.7%. Only Hologic, a maker of diagnostic and medical imaging systems, fell, losing 8.9%.

          For the period, the fund outperformed its benchmark, despite the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $19,738 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2008

Small-Cap Growth Index Fund	Starting fund value (10/1/07)	Ending fund value (3/31/08)		Expenses paid* (10/1/07– 3/31/08)

Actual return

Institutional Class	$1,000.00	$854.40		$0.42
Retirement Class	1,000.00	853.30		1.53

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.55	†	0.46
Retirement Class	1,000.00	1,023.35	†	1.67

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The fund’s annualized six-month expense ratio for that period is 0.09% for the Institutional Class and 0.33% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a contractual reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	0.13
$4 billion–$15 billion	3.51
Under $4 billion	96.36

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	37

SMALL-CAP VALUE INDEX FUND  VALUE STOCKS OF SMALLER U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic value companies based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, small-cap risk, value investing risk, style risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TISVX
Retirement Class	TRSVX
Fund net assets	$153.26 million
Portfolio turnover rate	11%

BENCHMARK PROFILE

Number of holdings	1,284
Weighted median market capitalization	$1.0 billion
P/E ratio (weighted 12-month trailing average)	17.8
Dividend yield	2.21%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	33.8
Manufacturing & materials	19.5
Consumer products & services	15.3
Technology	12.7
Utilities	5.7
Energy	5.5
Health care	5.3
Short-term investments	2.2

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2008

The Small-Cap Value Index Fund returned –13.09% for the Institutional Class, compared with the –13.33% return of its benchmark, the Russell 2000® Value Index, and the –13.29% average return of the fund’s peer group, the Morningstar Small Value category. The table below shows returns for all share classes of the fund.

Small-cap value trails a declining market

For the six months covered by this report, the Russell 2000 Value Index lagged the –12.54% return of the broad U.S. equity market, as measured by the Russell 3000® Index.

          The underperformance of the small-cap value category was the result of a 7.28% drop in the fourth quarter of 2007, compared with a 3.34% fall for the Russell 3000 Index. Although both indexes also declined in the first quarter of 2008, small-cap value issues retreated nearly three percentage points less than the broad market during that quarter. For the six-month period, small-cap value stocks fared slightly better than large-cap value issues, which lost 14.01%, and mid-cap value issues, which dropped 14.09%. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          For the ten years ended March 31, 2008, the Russell 2000 Value Index posted an average annual gain of 7.46%—well ahead of the 3.88% average annual return of the Russell 3000 Index.

Losses in three large sectors push down the benchmark

For the six-month period, nine of the twelve industry sectors of the Russell 2000 Value Index declined, with six posting double-digit losses. The index was hurt most by the 14.3% drop in financials, its largest sector in terms of market

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Small-Cap Value Index Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)*	–13.09%	–16.58%	15.41%	13.46%
Retirement Class (inception: 10/1/2002)*	–13.25	–16.80	15.13	13.19
Russell 2000 Value Index†	–13.33	–16.88	15.43	13.49
Morningstar Small Value	–13.29	–14.91	14.29	12.50

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

38    2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

capitalization on March 31, 2008. Comprising about one-third of the benchmark, financials came under fire as the domestic housing market languished and lending institutions wrote down billions of dollars in subprime fixed-income investments that now traded at significantly lower prices.

          The index was also hit by declines of 20.9% and 20.4%, respectively, in consumer discretionary and technology, its second- and fourth-largest sectors, which together made up about one-quarter of the benchmark at period-end. Both sectors were casualties of the slowing U.S. economy and reduced discretionary spending by consumers.

          In the period’s challenging investment environment, the integrated oils sector gained 8.8%, while “other energy” rose 4.1%. Because these sectors were small, however, their gains had little effect on the index’s overall return.

Top five holdings produce mixed results

Despite the period’s downward trend, two of the benchmark’s five largest issues, in terms of market capitalization, produced impressive gains. Whiting Petroleum soared 45.4%, while agricultural chemicals firm CF Industries rose 36.6%. The other three largest stocks retreated: Exterran Holdings, a provider of equipment for the oil and gas industry, fell 19.7%; SAIC, a research and engineering firm, fell 3.1%; and Realty Income, a real estate investment trust, declined 5.4%.

          For the period, the fund outperformed its benchmark, despite the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $20,029 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2008

Small-Cap Value Index Fund	Starting fund value (10/1/07)	Ending fund value (3/31/08)		Expenses paid* (10/1/07– 3/31/08)

Actual return

Institutional Class	$1,000.00	$869.10		$0.37
Retirement Class	1,000.00	867.50		1.54

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.60	†	0.40
Retirement Class	1,000.00	1,023.35	†	1.67

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The fund’s annualized six-month expense ratio for that period is 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a contractual reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

$4 billion–$15 billion	1.62
Under $4 billion	98.38

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report    39

SMALL-CAP BLEND INDEX FUND GROWTH AND VALUE STOCKS OF SMALLER U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic companies based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, small-cap risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TISBX
Retirement Class	TRBIX
Fund net assets	$216.38 million
Portfolio turnover rate	12%

BENCHMARK PROFILE

Number of holdings	1,901
Weighted median market capitalization	$1.1 billion
P/E ratio (weighted 12-month trailing average)	22.1
Dividend yield	1.41%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	22.5
Manufacturing & materials	21.8
Technology	17.5
Consumer products & services	16.0
Health care	11.9
Energy	6.3
Utilities	3.3
Short-term investments	0.7

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2008

The Small-Cap Blend Index Fund returned –13.87% for the Institutional Class, compared with the –14.02% return of its benchmark, the Russell 2000® Index, and the –14.91% average return of the fund’s peer group, the Morningstar Small Blend category. The table below shows returns for all share classes of the fund.

Small caps trail the market in both quarters

For the six months, the Russell 2000 Index lagged the –12.54% return of the broad U.S. equity market, as measured by the Russell 3000® Index.

          Small-cap stocks failed to match the broad market in both quarters of the period. In the first three months of 2008, they fell 9.90%, compared with a decline of 9.52% for the overall market. The underperformance of small caps extended the trend of the twelve months ended September 30, 2007, when the category lagged the market by more than four percentage points.

          Within the small-cap category, value stocks fared slightly better than their growth counterparts. The Russell 2000 Value Index returned –13.33%, versus –14.66% for the Russell 2000 Growth Index.

          For the ten years ended March 31, 2008, the Russell 2000 Index posted an average annual gain of 4.96%, compared with 3.88% for the Russell 3000 Index.

Three largest sectors post double-digit losses

For the six-month period, nine of the twelve industry sectors of the Russell 2000 Index declined, with seven posting double-digit losses. The index was hurt most by outsized declines in its three largest sectors—financials, consumer discretionary and technology, which fell 14.5%, 18.2% and 23.5%, respectively. On

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Small-Cap Blend Index Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)*	–13.87%	–12.83%	14.79%	13.32%
Retirement Class (inception: 10/1/2002)*	–14.01	–12.97	14.49	13.03
Russell 2000 Index†	–14.02	–13.00	14.88	13.41
Morningstar Small Blend	–14.91	–13.29	14.63	12.82

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

40    2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

March 31, 2008, these sectors made up about one-half of the benchmark, in terms of market capitalization.

          All three sectors were negatively affected by investor fears that the stalled housing market, the sharp decline in value of subprime fixed-income investments and rising oil prices would disproportionately affect small-cap companies, which generally are less able to weather challenging conditions than large-cap ones.

          The 4.2% rise in the “other energy” sector provided the largest positive contribution to the benchmark’s overall return. Although the integrated oils and “other” sectors climbed 20.2% and 21.0%, respectively, these gains had little effect on the benchmark’s performance, since each sector made up less than 1% of the index.

Amid headwinds, the benchmark’s largest issues generally move upward

Despite the period’s downward trend, three of the Russell 2000 Index’s five largest stocks, in terms of market capitalization, produced double-digit gains. Illumina, a maker of technology used in genetic research, surged 46.3%. Close behind were the 36.6% climb of agricultural chemicals firm CF Industries and the 36.2% rise of online travel service Priceline.com. Flir Systems, a maker of thermal imaging and broadcast cameras, gained 8.7%. Only Hologic, a maker of diagnostic and medical imaging systems, fell, losing 8.9%.

          For the period, the fund outperformed its benchmark, despite the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $19,892 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2008

Small-Cap Blend Index Fund	Starting fund value (10/1/07)	Ending fund value (3/31/08)		Expenses paid* (10/1/07– 3/31/08)

Actual return
Institutional Class	$1,000.00	$861.30		$0.37
Retirement Class	1,000.00	859.90		1.58

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.60	†	0.40
Retirement Class	1,000.00	1,023.30	†	1.72

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The fund’s annualized six-month expense ratio for that period is 0.08% for the Institutional Class and 0.34% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a contractual reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	0.07
$4 billion–$15 billion	5.35
Under $4 billion	94.58

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report    41

INTERNATIONAL EQUITY INDEX FUND FOREIGN STOCKS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, foreign investment risk, small-cap risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TCIEX
Retirement Class	TRIEX
Fund net assets	$886.92 million
Portfolio turnover rate	22%

BENCHMARK PROFILE

Number of holdings	1,200
Weighted median market capitalization	$40.8 billion
P/E ratio (weighted 12-month trailing average)	11.9
Dividend yield	3.44%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	28.2
Manufacturing & materials	21.8
Consumer products & services	19.1
Technology	10.8
Energy	8.1
Health care	6.6
Utilities	5.4

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2008

The International Equity Index Fund returned –10.85% for the Institutional Class, compared with the –10.50% return of its benchmark, the MSCI EAFE® Index, and the –10.57% average return of the fund’s peer group, the Morningstar Foreign Large Blend category. The table below shows returns for all share classes of the fund.

Foreign stocks move lower but finish ahead of U.S. shares

During the six-month period, stock investors were rattled by frequent market swings, soaring oil prices and signs that a worsening global credit crunch was taking its toll on economic growth and corporate profits, and foreign stocks posted a double-digit loss. The EAFE index, which measures stock performance in 21 developed nations outside North America, fell 1.75% in the fourth quarter of 2007 and another 8.91% in the first quarter of 2008, in dollar terms.

          Foreign stocks fared slightly better than U.S. issues, however. For the six months, the decline of the EAFE was about two percentage points less than the 12.54% drop of the Russell 3000® Index, which measures the broad U.S. stock market.

          For the ten years ended March 31, 2008, the average annual return of the EAFE index was 6.18%, versus 3.88% for the Russell 3000 Index.

Steady slide in dollar’s value cushions foreign stock losses

Continuing a trend that has persisted since the beginning of 2006, a weaker dollar improved foreign stock returns for U.S. investors. In fact, for the six-month period, the EAFE’s relative advantage over the Russell 3000 was due entirely to the dollar’s sharp drop in value against the euro, the pound and the yen.

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

International Equity Index Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)*	–10.85%	–3.01%	21.19%	18.47%
Retirement Class (inception: 10/1/2002)*	–10.94	–3.19	20.83	18.11
MSCI EAFE Index†	–10.50	–2.70	21.38	18.74
Morningstar Foreign Large Blend	–10.57	–1.20	20.16	17.42

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

42	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

In the fourth quarter of 2007, the EAFE’s 2.96% decline in local currencies was trimmed to a 1.75% loss in dollar terms. In the first quarter of 2008, the dollar plunged to record lows against the euro and to 13-year lows against the yen, cushioning the EAFE’s loss by more than six percentage points, from a decline of 14.95% in local currencies to a drop of 8.91% in dollars.

Both European and Pacific stocks see broad declines

In dollar terms, European stocks, which made up approximately 70% of the EAFE’s market capitalization at the end of the six months, lost 0.46% in the fourth quarter of 2007 and 8.62% in the first quarter of 2008. British, French and German stocks—the EAFE’s three largest European components—were down 10.52%, 8.35% and 11.75%, respectively, in the first quarter of 2008.

          Again in dollars, the benchmark’s Pacific segment declined 4.63% in the fourth quarter of 2007 and 9.57% in the first quarter of 2008. Japanese stocks, the largest component of the Pacific segment and about one-fifth of the EAFE’s total market capitalization on March 31, 2008, fell 6.08% and 7.81%, respectively, in the two quarters.

          For the period, the fund’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $25,409 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2008

International Equity Index Fund	Starting fund value (10/1/07)	Ending fund value (3/31/08)		Expenses paid* (10/1/07– 3/31/08)

Actual return
Institutional Class	$1,000.00	$891.50		$0.47
Retirement Class	1,000.00	890.60		1.61

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.50	†	0.51
Retirement Class	1,000.00	1,023.30	†	1.72

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The fund’s annualized six-month expense ratio for that period is 0.10% for the Institutional Class and 0.34% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a contractual reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	73.49
$4 billion–$15 billion	21.39
Under $4 billion	5.12

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	43

ENHANCED INTERNATIONAL EQUITY INDEX FUND FOREIGN STOCKS

INVESTMENT OBJECTIVE

The fund seeks a long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, foreign investment risk, derivatives risk, quantitative analysis risk, small-cap risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TFIIX
Fund net assets	$49.70 million
Number of holdings	419
Portfolio turnover rate	37%
Weighted median market capitalization	$ 40.8 billion
P/E ratio (weighted 12-month trailing average)	10.4
Dividend yield	3.44%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	26.3
Manufacturing & materials	22.9
Consumer products & services	19.9
Technology	11.0
Energy	8.2
Health care	6.1
Utilities	5.6

Total	100.0

PERFORMANCE IN THE PERIOD ENDED MARCH 31, 2008

The Enhanced International Equity Index Fund was launched on November 30, 2007. For the four months through March 31, 2008, it returned –11.60% for the Institutional Class, compared with the –10.96% return of its benchmark, the MSCI EAFE® Index, and the –10.88% average return of the fund’s peer group, the Morningstar Foreign Large Blend category.

          During the four-month period, the fund underperformed its benchmark because of several stock selections that failed to perform as anticipated. These included overweight positions in two phone companies, Spain’s Telefónica and Britain’s Vodaphone, and an underweight in British mining giant Rio Tinto. The negative effects of these positions were partly offset by a number of stock selections that had a positive effect on relative performance, including an overweight in British bank HSBC Holdings and an underweight in Japanese financial company Mitsui Sumitomo.

          Because of the fund’s short performance history, these returns should not be taken as an indication of the way the fund is likely to perform over longer periods.

PERFORMANCE AS OF MARCH 31, 2008

Total return

Enhanced International Equity Index Fund	since inception

Institutional Class (inception: 11/30/2007)	–11.60%
MSCI EAFE Index*	–10.96
Morningstar Foreign Large Blend	–10.88

*	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception November 30, 2007)

An investment of $10,000 in this fund on November 30, 2007, would be worth $8,840 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

44	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

EXPENSE EXAMPLE

Period ended March 31, 2008

Enhanced International Equity Index Fund	Starting fund value (11/30/07)	Ending fund value (3/31/08)		Expenses paid* (11/30/07– 3/31/08)

Actual return
Institutional Class	$1,000.00	$910.30		$1.77

5% annual
hypothetical return
Institutional Class	1,000.00	1,014.95	†	1.86

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the four-month period, multiplied by 123/366. There were 123 days in the four months ended March 31, 2008. The fund’s annualized expense ratio for that period is 0.55% for the Institutional Class. The expense charge of this fund reflects a contractual reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would have been higher and its performance lower.

†

“Ending fund value” for the hypothetical example would be $1,016.80 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	70.49
$4 billion–$15 billion	22.64
Under $4 billion	6.87

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	45

ENHANCED LARGE-CAP GROWTH INDEX FUND GROWTH STOCKS OF LARGER U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, large-cap risk, growth investing risk, style risk, reorganization risk, derivatives risk, quantitative analysis risk, foreign investment risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol Institutional Class	TLIIX
Fund net assets	$52.82 million
Number of holdings	331
Portfolio turnover rate	41%
Weighted median market capitalization	$37.8 billion
P/E ratio (weighted 12-month trailing average)	16.8
Dividend yield	1.17%

PORTFOLIO COMPOSITION

% of portfolio investments

Technology	26.0
Consumer products & services	21.8
Manufacturing & materials	17.5
Health care	15.0
Energy	7.2
Financial	6.1
Utilities	0.9
Short-term investments	5.5

Total	100.0

PERFORMANCE IN THE PERIOD ENDED MARCH 31, 2008

The Enhanced Large-Cap Growth Index Fund was launched on November 30, 2007. For the four months through March 31, 2008, it returned –10.23% for the Institutional Class, compared with the –10.50% return of its benchmark, the Russell 1000® Growth Index, and the –11.71% average return of the fund’s peer group, the Morningstar Large Growth category.

          During the four-month period, the fund outperformed its benchmark because of successful stock selections that included overweight positions in IBM and Transocean, the world’s largest offshore drilling company, and an underweight in Cisco Systems. The positive effects of these positions were partly offset by several stock selections that had a negative effect on performance, relative to the benchmark, including overweights in Apple and Microsoft and an underweight in Google.

          Because of the fund’s short performance history, these returns should not be taken as an indication of the way the fund is likely to perform over longer periods.

PERFORMANCE AS OF MARCH 31, 2008

Total return

Enhanced Large-Cap Growth Index Fund	since inception

Institutional Class (inception: 11/30/2007)	–10.23%
Russell 1000 Growth Index*	–10.50
Morningstar Large Growth	–11.71

*	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception November 30, 2007)

An investment of $10,000 in this fund on November 30, 2007, would be worth $8,977 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

46	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

EXPENSE EXAMPLE

Period ended March 31, 2008

Enhanced Large-Cap Growth Index Fund	Starting fund value (11/30/07)	Ending fund value (3/31/08)		Expenses paid* (11/30/07– 3/31/08)

Actual return
Institutional Class	$1,000.00	$896.00		$1.27

5% annual hypothetical return Institutional Class	1,000.00	1,015.46	†	1.35

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the four-month period, multiplied by 123/366. There were 123 days in the four months ended March 31, 2008. The fund’s annualized expense ratio for that period is 0.40% for the Institutional Class. The expense charge of this fund reflects a contractual reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would have been higher and its performance lower.

†

“Ending fund value” for the hypothetical example would be $1,016.80 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	70.55
$4 billion–$15 billion	20.93
Under $4 billion	8.52

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	47

ENHANCED LARGE-CAP VALUE INDEX FUND VALUE STOCKS OF LARGER U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, large-cap risk, value investing risk, style risk, reorganization risk, derivatives risk, quantitative analysis risk, foreign investment risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TEVIX
Fund net assets	$50.58 million
Number of holdings	317
Portfolio turnover rate	23%
Weighted median market capitalization	$48.2 billion
P/E ratio (weighted 12-month trailing average)	13.9
Dividend yield	2.75%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	26.1
Energy	16.0
Manufacturing & materials	15.2
Consumer products & services	13.1
Technology	9.5
Health care	7.4
Utilities	7.0
Short-term investments	5.7

Total	100.0

PERFORMANCE IN THE PERIOD ENDED MARCH 31, 2008

The Enhanced Large-Cap Value Index Fund was launched on November 30, 2007. For the four months through March 31, 2008, it returned –9.48% for the Institutional Class, compared with the –9.60% return of its benchmark, the Russell 1000® Value Index, and the –10.45% average return of the fund’s peer group, the Morningstar Large Value category.

          During the four-month period, the fund outperformed its benchmark slightly because of successful stock selections that included an overweight position, relative to the benchmark, in AT&T and underweights in Citigroup and General Electric. The positive effects of these positions were partly offset by several stock selections that had a negative effect on relative performance, including an overweight in WellPoint, an HMO, and an underweight in oil and gas producer EOG Resources.

          Because of the fund’s short performance history, these returns should not be taken as an indication of the way the fund is likely to perform over longer periods.

PERFORMANCE AS OF MARCH 31, 2008

Total return

Enhanced Large-Cap Value Index Fund	since inception

Institutional Class (inception: 11/30/2007)	–9.48%
Russell 1000 Value Index*	–9.60
Morningstar Large Value	–10.45

*	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception November 30, 2007)

An investment of $10,000 in this fund on November 30, 2007, would be worth $9,052 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

48	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

EXPENSE EXAMPLE

Period ended March 31, 2008

Enhanced Large-Cap Value Index Fund	Starting fund value (11/30/07)	Ending fund value (3/31/08)	Expenses paid* (11/30/07– 3/31/08)

Actual return
Institutional Class	$1,000.00	$911.20	$1.28

5% annual hypothetical return
Institutional Class	1,000.00	1,015.46†	1.35

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the four-month period, multiplied by 123/366. There were 123 days in the four months ended March 31, 2008. The fund’s annualized expense ratio for that period is 0.40% for the Institutional Class. The expense charge of this fund reflects a contractual reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would have been higher and its performance lower.

†

“Ending fund value” for the hypothetical example would be $1,016.80 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	75.26
$4 billion–$15 billion	15.55
Under $4 billion	9.19

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	49

SOCIAL CHOICE EQUITY FUND SOCIALLY SCREENED STOCKS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, the risk of socially screened investing, foreign investment risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TISCX
Retirement Class	TRSCX
Retail Class	TICRX
Fund net assets	$551.14 million
Number of holdings	1,074
Portfolio turnover rate	2%
Weighted median market capitalization	$26.8 billion
P/E ratio (weighted 12-month trailing average)	16.7
Dividend yield	1.97%

PORTFOLIO COMPOSITION

% of portfolio investments

Technology	19.5
Consumer products & services	19.4
Financial	18.4
Manufacturing & materials	14.1
Health care	11.9
Energy	10.4
Utilities	5.3
Short-term investments	1.0

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2008

The Social Choice Equity Fund returned –11.54% for the Institutional Class, compared with the –12.54% return of its benchmark, the Russell 3000® Index, and the –12.19% average return of the fund’s peer group, the Morningstar Large Blend category. The table below shows returns for all share classes of the fund. Neither the benchmark nor the Morningstar category screens investments according to social criteria, as the fund does.

Exclusion of major stocks helps keep the fund above the benchmark

The Social Choice Equity Fund invests in those stocks within the Russell 3000 Index that pass two kinds of social screens. First, companies are excluded that derive revenues from alcohol, tobacco, gambling, weapons production, firearms and/or ammunition or nuclear power. The remaining companies are then evaluated using qualitative criteria, such as environmental, social or governance practices.

          Because of its social screens, the fund did not invest in several stocks that were sizable components of the benchmark in terms of market capitalization. The exclusion of these stocks produced both positive and negative results, but the overall effect was to increase the fund’s return versus that of its benchmark.

          Despite its negative return, the fund nevertheless outperformed the Russell 3000 Index largely because it excluded the stocks of three major financial companies: Citigroup, American International Group and Fannie Mae. Financial stocks came under pressure during the six-month period as a result of continued investor concerns about ongoing turmoil in the subprime credit markets, falling housing prices and further signs of a possible recession. As a result of these factors, financials were the benchmark’s worst-performing sector, falling 23.3%.

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Social Choice Equity Fund	6 months	1 year	5 years		since fund inception

Institutional Class (inception: 7/1/1999)*	–11.54%	–6.18%	11.84%		1.78%
Russell 3000 Index†	–12.54	–6.06	12.05		2.00
Morningstar Large Blend	–12.19	–5.13	11.15		1.92

Retirement Class (inception: 10/1/2002)*	–11.59	–6.37	11.41		1.56	‡

Retail Class (inception: 3/31/2006)	–11.50	–6.12	11.80	‡	1.76	‡

*

The performance shown is computed from the inception date of the class (the date on which the class became publicly available). Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

‡

The performance shown for the Retirement and Retail classes that is prior to their inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

50	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

          Performance versus the benchmark suffered, however, from the exclusion of other stocks, including Wal-Mart, which rose 21.8%, and Altria, the parent company of Philip Morris, which advanced 5.7% during the period covered by this report. The absence of Coca-Cola, which climbed 7.2%, also detracted from the fund’s return.

Quantitative techniques help to limit the fund’s risks

Because the fund’s social screens prevent it from investing in some of the stocks within the Russell 3000, the fund’s managers use statistical techniques to ensure that the risk characteristics of the portfolio resemble those of the index. One such method is to overweight or underweight specific stocks relative to each one’s percentage of capitalization within the benchmark.

          During the six-month period, the fund’s relative performance was aided by overweight positions in four energy companies: Apache, Devon Energy, EOG Resources and XTO Energy. During a period of rising oil and gas prices, “other energy,” not surprisingly, was the benchmark’s top-performing sector. In addition, an overweight position in McDonald’s also helped the fund’s relative performance.

          However, other overweight holdings failed to perform as anticipated and hurt relative performance. These included positions in three financial organizations: Washington Mutual, Freddie Mac and Wachovia, which all posted double-digit losses during the period because of continued weakness in the housing and credit markets.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would have grown to $11,674 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2008

Social Choice Equity Fund	Starting fund value (10/1/07)	Ending fund value (3/31/08)		Expenses paid* (10/1/07– 3/31/08)

Actual return
Institutional Class	$1,000.00	$884.60		$0.94
Retirement Class	1,000.00	884.10		2.07
Retail Class	1,000.00	885.00		1.13

5% annual hypothetical return
Institutional Class	1,000.00	1,024.00	†	1.01
Retirement Class	1,000.00	1,022.80	†	2.23
Retail Class	1,000.00	1,023.80	†	1.21

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The fund’s annualized six-month expense ratio for that period is 0.20% for the Institutional Class, 0.44% for the Retirement Class and 0.24% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	64.40
$4 billion–$15 billion	22.39
Under $4 billion	13.21

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	51

REAL ESTATE SECURITIES FUND REAL ESTATE SECURITIES

INVESTMENT OBJECTIVE

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity and fixed-income securities of companies principally engaged in or related to the real estate industry.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, real estate investing risk, real estate securities risk, small-cap risk, foreign investment risk, interest-rate risk and income volatility risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIREX
Retirement Class	TRRSX
Retail Class	TCREX
Fund net assets	$547.42 million
Number of holdings	52
Portfolio turnover rate	46%
Weighted median market capitalization	$ 7.4 billion
P/E ratio (weighted 12-month trailing average)	29.1
Dividend yield	3.96%

PORTFOLIO COMPOSITION

% of portfolio investments

Retail REITs	30.0
Specialized REITs	17.2
Office REITs	13.6
Residential REITs	12.9
Industrial REITs	9.2
Diversified REITs	7.3
Real estate management and development	5.2
Hotels, restaurants and leisure	1.9
Office electronics	0.4
Short-term investments	2.3

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2008

The Real Estate Securities Fund returned –11.31% for the Institutional Class, compared with the –11.85% return of its benchmark, the Dow Jones Wilshire Real Estate Securities Index, and the –12.91% average return of the fund’s peer group, the Morningstar Specialty Real Estate category. The table below shows returns for all share classes of the fund.

REITs stumble, then stabilize

As of September 30, 2007, real estate investment trusts (REITs) had posted an average annual return of 22.48% for the previous five years, as measured by the fund’s benchmark index—well ahead of the 16.17% return of the broad U.S. stock market, as measured by the Russell 3000® Index.

          These exceptional results led many investors to believe that a market top had been reached, and a broad-based sell-off of REITs occurred in the fourth quarter of 2007, when the benchmark dropped 13.68%. During the first quarter of 2008, the market for these securities regained its footing, and the benchmark gained 2.12% while the Russell 3000 slid 9.52%.

Despite volatility, REITs post superior long-term gains

For the six-month period, REITs held their value slightly better than the broad U.S. market, which declined 12.54%. In contrast, investment-grade bonds, as measured by the Lehman Brothers U.S. Aggregate Index, rose 5.23% during the same period.

          In the longer term, however, REITs’ relative performance remained strong: for the five years ended March 31, 2008, they posted an average annual return of 18.90%—nearly seven percentage points higher than the 12.05% average annual

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Real Estate Securities Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)*	–11.31%	–18.78%	17.24%	16.57%
Retirement Class (inception: 10/1/2002)*	–11.41	–18.82	17.03	16.41
Retail Class (inception: 10/1/2002)*	–11.34	–18.73	17.12	16.43
Dow Jones Wilshire
Real Estate Securities Index†	–11.85	–19.02	18.90	17.54
Morningstar Specialty Real Estate	–12.91	–18.36	17.49	16.38

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†

For a description of the fund’s benchmark, please see page 4. For periods prior to July 1, 2007, the performance shown above and in the graph reflects the full market capitalization weighted version of the index, which was terminated by Dow Jones Wilshire on June 30, 2007. As of July 1, 2007, performance reflects the float adjusted market capitalization version of the index, which is based on the shares of stock that are unrestricted and available for trading.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

52	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

return of the Russell 3000 and more than quadruple the 4.58% average annual return of the Lehman index.

Individual stock selection keeps the fund ahead of the benchmark

Although both lost ground, the fund outperformed its benchmark because of favorable sector positioning and numerous successful stock selections. In general, the fund continued to focus on companies that own high-quality properties in areas of relatively robust economic activity.

          Among such companies, the fund’s managers looked for those operating in markets with limited potential for new supply and deep institutional demand. In general, this meant an emphasis on the large metropolitan centers of the east and west coasts.

          Individual holdings that helped relative performance included an overweight position in Taubman Centers, which operates high-end regional malls, and an underweight in Developers Diversified Realty, another shopping center operator. Other underweight positions that benefited performance included General Growth Properties, one of the nation’s largest mall operators, and Duke Realty Corporation, an office and industrial REIT based in the midwest.

          These positive contributions to relative performance were partly offset by overweight positions that did not perform as anticipated, such as Corporate Office Properties and SL Green, an office REIT with exposure to the New York financial sector.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $23,243 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2008

Real Estate Securities Fund	Starting fund value (10/1/07)	Ending fund value (3/31/08)		Expenses paid* (10/1/07– 3/31/08)

Actual return
Institutional Class	$1,000.00	$886.90		$2.64
Retirement Class	1,000.00	885.90		3.87
Retail Class	1,000.00	886.60		3.30

5% annual
hypothetical return
Institutional Class	1,000.00	1,022.20	†	2.83
Retirement Class	1,000.00	1,020.90	†	4.14
Retail Class	1,000.00	1,021.50	†	3.54

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The fund’s annualized six-month expense ratio for that period is 0.56% for the Institutional Class, 0.82% for the Retirement Class and 0.70% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	19.66
$4 billion–$15 billion	51.31
Under $4 billion	29.03

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	53

MANAGED ALLOCATION FUND II STOCKS AND BONDS

INVESTMENT OBJECTIVE

The fund seeks favorable returns that reflect the broad investment performance of the financial markets through capital appreciation and investment income. The fund pursues this goal through a “fund of funds” approach, whereby the fund makes investments primarily in other TIAA-CREF mutual funds.

PRINCIPAL INVESTMENT RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, foreign investment risk, interest-rate risk, credit risk, call risk, prepayment risk and extension risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIMIX
Retirement Class	TITRX
Retail Class	TIMRX
Fund net assets	$587.67 million
Portfolio turnover rate	12%

PORTFOLIO COMPOSITION

Fund	% of portfolio investments

Bond Plus Fund II	36.1
Large-Cap Growth Fund	24.0
Large-Cap Value Fund	21.9
International Equity Fund	10.5
Small-Cap Equity Fund	4.1
Enhanced Large-Cap Growth Index Fund	1.1
Enhanced Large-Cap Value Index Fund	1.1
Enhanced International Equity Index Fund	0.9
Growth & Income Fund	0.3

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2008

The Managed Allocation Fund II returned –7.10% for the Institutional Class, compared with the –5.11% return of its benchmark, the Managed Allocation Composite Index, and the –7.38% average return of the fund’s peer group, the Morningstar Moderate Allocation category. The table below shows returns for all share classes of the fund.

Global stock markets decline, while U.S. bonds rally

For the six-month period, the broad U.S. stock market, as measured by the Russell 3000® Index, fell 12.54%. Most of the loss occurred in the first quarter of 2008, when the index dropped 9.52%.

          As the period progressed, the domestic economy showed increasing signs of strain: the housing market continued to retreat, unemployment rose, oil prices soared to historic heights and banks wrote down huge investments in subprime fixed-income securities that now traded at significantly lower prices. To help stimulate the economy and stabilize the financial markets, the Federal Reserve lowered the federal funds rate five times during the period, from 4.75% to 2.25%. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.)

          International stocks faced some of the same challenges as their U.S. counterparts. The MSCI EAFE® Index, which tracks stocks in 21 developed nations outside North America, fell 10.50% in dollar terms. U.S. investors continued to benefit from a dollar that weakened further against other major currencies. In the first quarter of 2008, a 14.95% loss in terms of local currencies translated into an 8.91% decline in dollars.

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Managed Allocation Fund II	6 months	1 year	since inception

Institutional Class (inception: 3/31/2006)	–7.10%	–1.34%	4.37%
Retirement Class (inception: 3/31/2006)	–7.18	–1.58	4.10
Retail Class (inception: 3/31/2006)	–7.09	–1.47	4.34

Managed Allocation Composite Index*	–5.11	0.30	5.34

Benchmark components (percentage of composite index):

Russell 3000 Index (48%)	–12.54	–6.06	2.24
Lehman Brothers
U.S. Aggregate Index (40%)	5.23	7.67	7.12
MSCI EAFE Index (12%)	–10.50	–2.70	8.13

Morningstar Moderate Allocation	–7.38	–1.99	3.39

*	For a description of the fund’s benchmark components, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

54	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

          Bond prices were buoyed as many investors sought the high quality—and liquidity—of U.S. Treasuries. The broad U.S. investment-grade, fixed-rate bond market, as measured by the Lehman Brothers U.S. Aggregate Index, gained 5.23% for the period.

The fund suffers from declines in its stock components

Reflecting the broad downturn in the equity market, the Managed Allocation Fund II also lost ground. The fund’s largest stock component, the Large-Cap Growth Fund, lost 9.52%, although it surpassed its benchmark’s return by 1.35 percentage points. The 13.48% decline of the Small-Cap Equity Fund was also smaller than that of its index.

          The fund lagged its composite benchmark primarily because of the 15.69% loss recorded by the Large-Cap Value Fund, the fund’s second-largest stock component, which trailed its index by 1.68 percentage points. In addition, the International Equity Fund’s –11.21% return lagged that of its benchmark.

          The one component to post a positive result during the period was the Bond Plus Fund II, which returned 2.21%. However, this underlying fund lagged its benchmark by more than three percentage points.

          During the period, the Managed Allocation Fund II maintained a target allocation ratio of 60% equity funds to 40% fixed-income funds. The weightings of the fund’s composite benchmark also remained fixed.

          On March 31, 2008, the fund’s portfolio composition, shown on the facing page, differed slightly from its target allocation ratio and composite benchmark weightings, as it did at other times during the period, because of fluctuations in the market values of the securities in which the component funds invested.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would have grown to $10,894 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark components and peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2008

Managed Allocation Fund II	Institutional Class		Retirement Class		Retail Class

Actual return
Starting fund value (10/1/07)	$1,000.00		$1,000.00		$1,000.00
Ending fund value (3/31/08)	929.00		928.20		929.10
Expenses paid*
(10/1/07–3/31/08)	0.00		1.21		0.00
Effective expenses paid†
(10/1/07–3/31/08)	1.78		2.99		1.78

5% annual
hypothetical return
Starting fundvalue (10/1/07)	$1,000.00		$1,000.00		$1,000.00
Ending fund value (3/31/08)	1,023.15	‡	1,021.90	‡	1,023.15	‡
Expenses paid*
(10/1/07–3/31/08)	0.00		1.26		0.00
Effective expenses paid†
(10/1/07–3/31/08)	1.87		3.13		1.87

*

“Expenses paid” shows the fund’s own expense ratio for the most recent fiscal half-year, multiplied by the average fund value, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The fund’s annualized six-month pro rata expense ratios for that period were 0.00% for the Institutional Class, 0.25% for the Retirement Class and 0.00% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Effective expenses paid” shows the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds) for the most recent fiscal half-year. For that period, the annualized, weighted, average expense ratio of the underlying funds for the Institutional Class was 0.37%; Retirement Class was 0.62%; and for the Retail Class was 0.37%.

‡

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	55

BOND FUND INTERMEDIATE-TERM BONDS

INVESTMENT OBJECTIVE

The fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade fixed-income securities.

PRINCIPAL INVESTMENT RISKS

The fund is subject to income volatility risk, credit risk, interest-rate risk, call risk, prepayment risk, extension risk, company risk, foreign investment risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIBDX
Retirement Class	TIDRX
Retail Class	TIORX
Fund net assets	$1.86 billion
Number of issues	603
Portfolio turnover rate	58%
Average quality	Aaa/AAA
Option-adjusted duration	4.34 years
Average coupon	5.17%
Average yield to maturity	4.96%
Average maturity	6.27 years

PORTFOLIO COMPOSITION

% of portfolio investments

Mortgage-backed securities
and commercial mortgage-
backed securities	38.6

U.S. Treasury securities	18.3
Corporate bonds	14.9
Asset-backed securities	9.2
U.S. agency securities	7.3
Foreign government and corporate
bonds denominated in U.S. dollars	5.5
Preferred stock	0.8
Municipal bonds	0.3
Short-term investments	5.1

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2008

The Bond Fund returned 4.48% for the Institutional Class, compared with the 5.23% gain of its benchmark, the Lehman Brothers U.S. Aggregate Index, and the 2.23% average return of the fund’s peer group, the Morningstar Intermediate-Term Bond category. The table below shows returns for all share classes of the fund.

Federal Reserve’s rate cuts lift bond returns

During the six months, the Federal Reserve lowered the short-term interest rate five times, including two cuts over an eight-day period in January 2008 that totaled one-and-a-quarter percentage points, which represented the fastest easing of monetary policy since 1990. The federal funds rate dropped from 4.75% at the beginning of October 2007 to 2.25% by March 31, 2008. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.)

          The Fed’s actions were intended to help reinvigorate the U.S. economy. During the period, the housing market continued to retreat and the unemployment rate rose to 5.1%. Consumers reduced their discretionary spending in reaction to soaring energy costs. A report on the last quarter of 2007 showed that the growth of gross domestic product (GDP) had slowed to an annual rate of 0.6%, down from 4.9% in the third quarter. Meanwhile, lending institutions continued to write down billions of dollars in investments in subprime fixed-income securities that now traded at significantly lower prices.

          During the period, the broad U.S. stock market, as measured by the Russell 3000® Index, lost 12.54%. Bond prices were lifted by a broad “flight to quality” as investors sought safety from increasingly volatile equity markets. Falling

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Bond Fund	6 months	1 year	5 years		since fund inception

Institutional Class (inception: 7/1/1999)*	4.48%	6.67%	4.29%		6.16%
Lehman Brothers U.S. Aggregate Index†	5.23	7.67	4.58		6.29
Morningstar Intermediate-Term Bond	2.23	3.73	3.75		5.22

Retirement Class (inception: 3/31/2006)	4.37	6.39	4.18	‡	6.10	‡

Retail Class (inception: 3/31/2006)	4.50	6.71	4.24	‡	6.13	‡

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

‡

The performance shown for the Retirement and Retail classes that is prior to their inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

56	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

short-term interest rates pulled longer-term yields lower, further boosting bond prices. (Yields and prices move in opposite directions.)

U.S. Treasuries outperform other fixed-income securities

With investors seeking liquidity as well as quality, the 8.56% gain of the Treasury component of the Lehman index topped the return of all other fixed-income sectors. U.S. agency securities rose a solid 6.55%. As Treasury prices climbed, their yields fell. The 2-year Treasury yield dropped from 3.97% at the beginning of the period to 1.62% on March 31, 2008. The 10-year Treasury yield slid from 4.59% to 3.45%. As investor demand for Treasuries surged, the benchmark’s other high-quality sectors suffered from an atypical lack of liquidity that dampened their returns.

Fund posts strong gain, but sector weightings limit its return

The fund moved solidly upward during the six-month period. However, it trailed its benchmark, primarily because of underweights in U.S. Treasury and agency securities and overweights in mortgage- and asset-backed securities, returns from which lagged those of Treasuries.

          Although thousands of individual security downgrades were reported in the asset-backed sector during the period, the fund’s asset-backed holdings experienced very few downgrades, and the underlying assets in those securities continued to perform well. However, the fund’s non-Treasury investments, while of high quality, as mandated by the fund’s investment objective, were negatively affected by investors’ prevailing preference for the even greater security and liquidity provided by Treasuries.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would have grown to $16,873 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2008

Bond Fund	Starting fund value (10/1/07)	Ending fund value (3/31/08)		Expenses paid* (10/1/07– 3/31/08)

Actual return
Institutional Class	$1,000.00	$1,044.80		$1.58
Retirement Class	1,000.00	1,043.70		2.76
Retail Class	1,000.00	1,045.00		1.69

5% annual
hypothetical return
Institutional Class	1,000.00	1,023.45	†	1.57
Retirement Class	1,000.00	1,022.30	†	2.73
Retail Class	1,000.00	1,023.35	†	1.67

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The fund’s annualized six-month expense ratio for that period is 0.31% for the Institutional Class, 0.54% for the Retirement Class and 0.33% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is expected to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	57

BOND PLUS FUND II INTERMEDIATE-TERM BONDS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term return, primarily through high current income consistent with preserving capital.

PRINCIPAL INVESTMENT RISKS

The fund is subject to income volatility risk, credit risk, interest-rate risk, call risk, prepayment risk, extension risk, company risk, foreign investment risk, index risk and illiquid security risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIBFX
Retirement Class	TCBRX
Retail Class	TCBPX
Fund net assets	$535.94 million
Number of issues	520
Portfolio turnover rate	42%
Average quality	Aa1/AA+
Option-adjusted duration	4.33 years
Average coupon	5.48%
Average yield to maturity	6.10%
Average maturity	6.52 years

PORTFOLIO COMPOSITION

% of portfolio investments

Mortgage-backed securities and commercial mortgage-backed securities	45.0
Corporate bonds	19.9
Asset-backed securities	12.2
U.S. Treasury securities	8.9
Foreign government and corporate bonds denominated in U.S. dollars	6.4
U.S. agency securities	2.7
Preferred stock	1.0
TIAA-CREF High-Yield Fund II	0.7
Municipal bonds	0.1
Short-term investments	3.1

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2008

The Bond Plus Fund II returned 2.21% for the Institutional Class, compared with the 5.23% gain of its benchmark, the Lehman Brothers U.S. Aggregate Index, and the 2.23% average return of the fund’s peer group, the Morningstar Intermediate-Term Bond category. The table below shows returns for all share classes of the fund.

Federal Reserve’s rate cuts lift bond returns

During the six months, the Federal Reserve lowered the short-term interest rate five times, including two cuts over an eight-day period in January 2008 that totaled one-and-a-quarter percentage points, which represented the fastest easing of monetary policy since 1990. The federal funds rate dropped from 4.75% at the beginning of October 2007 to 2.25% by March 31, 2008. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.)

          The Fed’s actions were intended to help reinvigorate the U.S. economy. During the period, the housing market continued to retreat and the unemployment rate rose to 5.1%. Consumers reduced their discretionary spending in reaction to soaring energy costs. A report on the last quarter of 2007 showed that the growth of gross domestic product (GDP) had slowed to an annual rate of 0.6%, down from 4.9% in the third quarter. Meanwhile, lending institutions continued to write down billions of dollars in investments in subprime fixed-income securities that now traded at significantly lower prices.

          During the period, the broad U.S. stock market, as measured by the Russell 3000® Index, lost 12.54%. Bond prices were lifted by a broad “flight to quality” as investors sought safety from increasingly volatile equity markets. Falling

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Bond Plus Fund II	6 months	1 year	since inception

Institutional Class (inception: 3/31/2006)	2.21%	3.73%	5.02%
Retirement Class (inception: 3/31/2006)	1.99	3.52	4.80
Retail Class (inception: 3/31/2006)	2.16	3.66	4.93
Lehman Brothers U.S. Aggregate Index*	5.23	7.67	7.12
Morningstar Intermediate-Term Bond	2.23	3.73	4.89

*	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

58     2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

short-term interest rates pulled longer-term yields lower, further boosting bond prices. (Yields and prices move in opposite directions.)

U.S. Treasuries outperform other fixed-income securities

With investors seeking liquidity as well as quality, the 8.56% gain of the Treasury component of the Lehman index topped the return of all other fixed-income sectors. U.S. agency securities rose a solid 6.55%. As Treasury prices climbed, their yields fell. The 2-year Treasury yield dropped from 3.97% at the beginning of the period to 1.62% on March 31, 2008. The 10-year Treasury yield slid from 4.59% to 3.45%. As investor demand for Treasuries surged, the benchmark’s other high-quality sectors suffered from an atypical lack of liquidity that dampened their returns.

Fund gains, but sector weightings limit its return

The fund moved upward during the six-month period. However, it trailed its benchmark by more than three percentage points primarily because of substantial underweights in U.S. Treasury and agency securities and overweights in mortgage- and asset-backed securities, returns from which lagged those of Treasuries.

          Although thousands of individual security downgrades were reported in the asset-backed sector during the period, the fund’s asset-backed holdings experienced very few downgrades, and the underlying assets in those securities continued to perform well. However, the fund’s non-Treasury investments, while of high quality, as mandated by the fund’s investment objectives, were negatively affected by investors’ prevailing preference for the even greater security and liquidity provided by Treasuries.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would have grown to $11,031 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2008

Bond Plus Fund II	Starting fund value (10/1/07)	Ending fund value (3/31/08)		Expenses paid* (10/1/07– 3/31/08)

Actual return
Institutional Class	$1,000.00	$1,022.10		$1.77
Retirement Class	1,000.00	1,019.90		2.83
Retail Class	1,000.00	1,021.60		2.12

5% annual
hypothetical return
Institutional Class	1,000.00	1,023.25	†	1.77
Retirement Class	1,000.00	1,022.20	†	2.83
Retail Class	1,000.00	1,022.90	†	2.12

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The fund’s annualized six-month expense ratio for that period is 0.35% for the Institutional Class, 0.56% for the Retirement Class and 0.42% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report     59

SHORT-TERM BOND FUND II    SHORT-TERM BONDS

INVESTMENT OBJECTIVE

The fund seeks high current income consistent with preservation of capital.

PRINCIPAL INVESTMENT RISKS

The fund is subject to income volatility risk, credit risk, interest-rate risk, call risk, prepayment risk, extension risk and foreign investment risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TISIX
Retirement Class	TISRX
Retail Class	TCTRX
Fund net assets	$278.02 million
Number of issues	174
Portfolio turnover rate	61%
Average quality	Aa1/AA+
Option-adjusted duration	2.47 years
Average coupon	4.74%
Yield to maturity	4.77%
Average maturity	3.77 years

PORTFOLIO COMPOSITION

% of portfolio investments

U.S. Treasury securities	33.6
Corporate bonds	24.2
U.S. agency securities	23.3
Asset-backed securities	8.0
Mortgage-backed securities
and commercial mortgage-
backed securities	4.1
Foreign government and corporate
bonds denominated in U.S. dollars	3.9
Preferred stock	0.9
Municipal bonds	0.8
Short-term investments	1.2

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2008

The Short-Term Bond Fund II returned 3.23% for the Institutional Class, compared with the 5.52% gain of its benchmark, the Lehman Brothers U.S. Government/Credit (1-5 Year) Index, and the 1.07% average return of the fund’s peer group, the Morningstar Short-Term Bond category. The table below shows returns for all share classes of the fund.

Federal Reserve’s rate cuts lift bond returns

During the six months, the Federal Reserve lowered the short-term interest rate five times, including two cuts over an eight-day period in January 2008 that totaled one-and-a-quarter percentage points, which represented the fastest easing of monetary policy since 1990. The federal funds rate dropped from 4.75% at the beginning of October 2007 to 2.25% by March 31, 2008. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.)

          The Fed’s actions were intended to help reinvigorate the U.S. economy. During the period, the housing market continued to retreat and the unemployment rate rose to 5.1%. Consumers reduced their discretionary spending in reaction to soaring energy costs. A report on the last quarter of 2007 showed that the growth of gross domestic product (GDP) had slowed to an annual rate of 0.6%, down from 4.9% in the third quarter. Meanwhile, lending institutions continued to write down billions of dollars in investments in subprime fixed-income securities that now traded at significantly lower prices.

          During the period, bond prices were lifted by a broad “flight to quality” as investors sought safety from increasingly volatile equity markets. In the uncertain economic environment, short-term bonds had a slight advantage over the

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Short-Term Bond Fund II	6 months	1 year	since inception

Institutional Class (inception: 3/31/2006)	3.23%	5.59%	5.50%
Retirement Class (inception: 3/31/2006)	3.12	5.31	5.28
Retail Class (inception: 3/31/2006)	3.20	5.56	5.44
Lehman Brothers U.S.
Government/Credit (1–5 Year) Index*	5.52	8.70	7.18
Morningstar Short-Term Bond	1.07	2.99	3.94

*	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

60     2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

broad bond market, which gained 5.23%, as measured by the Lehman Brothers U.S. Aggregate Index. In contrast, the broad U.S. stock market, as measured by the Russell 3000® Index, lost 12.54%.

U.S. Treasuries outperform other fixed-income securities

With investors seeking liquidity as well as quality, the return of U.S. Treasury notes topped those of all other fixed-income sectors. As Treasury prices climbed, their yields fell. (Yields and prices move in opposite directions.) The 2-year Treasury yield dropped from 3.97% at the beginning of the period to 1.62% on March 31, 2008. The 5-year Treasury yield slid from 4.23% to 2.46%.

Fund gains, but sector weightings limit its return

Although the fund moved upward during the six-month period, it trailed its benchmark by more than two percentage points primarily because of underweights, relative to the benchmark, in U.S. Treasury and agency securities. In addition, returns from the fund’s overweight holdings in corporate bonds and its positions in mortgage- and asset-backed securities, which are not included in the benchmark, lagged those of Treasuries.

          Although thousands of individual security downgrades were reported in the asset-backed sector during the period, the fund’s asset-backed holdings experienced very few downgrades, and the underlying assets in those securities continued to perform well. However, the fund’s non-Treasury investments, while of high quality, as mandated by the fund’s investment objective, were negatively affected by investors’ prevailing preference for the even greater security and liquidity provided by Treasuries.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would have grown to $11,132 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2008

Short-Term Bond Fund II	Starting fund value (10/1/07)	Ending fund value (3/31/08)		Expenses paid* (10/1/07– 3/31/08)

Actual return

Institutional Class	$1,000.00	$1,032.30		$1.52
Retirement Class	1,000.00	1,031.20		2.54
Retail Class	1,000.00	1,032.00		1.83

5% annual
hypothetical return
Institutional Class	1,000.00	1,023.50	†	1.52
Retirement Class	1,000.00	1,022.50	†	2.53
Retail Class	1,000.00	1,023.20	†	1.82

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The fund’s annualized six-month expense ratio for that period is 0.30% for the Institutional Class, 0.50% for the Retirement Class and 0.36% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	61

HIGH-YIELD FUND II HIGH-YIELD SECURITIES

INVESTMENT OBJECTIVE

The fund seeks high current income and, when consistent with its primary objective, capital appreciation.

PRINCIPAL INVESTMENT RISKS

The fund is subject to income volatility risk, credit risk, interest-rate risk, call risk, prepayment risk, extension risk, illiquid security risk and foreign investment risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIHYX
Retirement Class	TIHRX
Retail Class	TIYRX
Fund net assets	$375.71 million
Number of issues	199
Portfolio turnover rate	26%
Average quality	B1
Option-adjusted duration	3.94 years
Average coupon	7.47%
Average yield to maturity	9.09%
Average maturity	6.22 years

HOLDINGS BY MATURITY

% of portfolio investments

Less than 1 year	8.1
1–3 years	5.0
3–5 years	19.1
5–10 years	63.2
Greater than 10 years	4.6

Total	100.0

HOLDINGS BY CREDIT QUALITY

% of portfolio investments

Ba/BB	44.2
B/B	42.8
Below B/B	4.9
Short-term investments	8.1

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2008

The High-Yield Fund II returned –2.74% for the Institutional Class, compared with the –2.50% return of its benchmark, the Merrill Lynch BB/B Cash Pay Issuer Constrained Index, and the –5.02% average return of the fund’s peer group, the Morningstar High-Yield Bond category. The table below shows returns for all share classes of the fund.

High-yield bonds underperform the broader bond market

For the six-month period, the return of the U.S. high-yield bond market lagged the 5.23% return of investment-grade, fixed-rate bonds, as measured by the Lehman Brothers U.S. Aggregate Index. However, the value of high-yield bonds as an asset class held up better than that of the broad stock market, which lost 12.54% during the period, as measured by the Russell 3000® Index.

          During the period, high-yield bonds suffered from widening credit spreads, with prices dropping for bonds that involved additional risk, as compared with that of U.S. Treasuries and investment-grade corporate bonds.

High-yield sector turns downward as credit tightens

On September 30, 2007, the high-yield bond market, as measured by the fund’s benchmark, had just posted a 7.39% return for the previous twelve months.

          Credit markets became volatile in the third quarter of 2007, and conditions worsened in the fourth quarter when 25 of the benchmark’s 68 sectors posted negative results. Returns differed sharply by sector: the electric-distribution and transmission sector rose 6.7%, while the lease financial sector fell 19.7%. Lower-quality bonds (CCC and lower) were hit harder than others; that category lost 3.0% for the quarter, while the benchmark dropped 0.4%.

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

High-Yield Fund II	6 months	1 year	since inception

Institutional Class (inception: 3/31/2006)	–2.74%	–1.69%	3.75%
Retirement Class (inception: 3/31/2006)	–2.95	–1.88	3.46
Retail Class (inception: 3/31/2006)	–2.77	–1.74	3.74
Merrill Lynch BB/B
Cash Pay Issuer Constrained Index*	–2.50	–1.51	3.91
Morningstar High-Yield Bond	–5.02	–4.65	2.46

*	For a description of the fund’s benchmark, please see page 4.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

62	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

          During the first quarter of 2008, losses were more broadly based, with 46 of the 68 sectors turning negative. Across sectors, returns again varied markedly: the telecom-fixed line sector advanced 3.8%; printing and publishing retreated 19.8%. Losses among lower-quality bonds steepened, with the CCC and lower category posting a 6.6% loss for the quarter, versus a 2.1% drop for the Merrill Lynch benchmark.

Individual security choices keep fund well ahead of its peers

For the six-month period, the fund lagged its benchmark slightly but significantly outperformed the funds in its Morningstar category on the strength of numerous successful security selections. The largest contributor to relative performance was an overweight in exploration and production, with particularly strong performance from Chesapeake Energy and Range Resources. An overweight in gaming with a holding in Pokagon also aided returns.

          The largest detractors from relative performance came from security selections that included newspaper publishers Morris Publishing and MediaNews Group, yellow-page publishers R.H. Donnelley and Idearc, and auto parts distributor Keystone Automotive.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would have grown to $10,766 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2008

High-Yield Fund II	Starting fund value (10/1/07)	Ending fund value (3/31/08)		Expenses paid* (10/1/07– 3/31/08)

Actual return
Institutional Class	$1,000.00	$972.60		$1.97
Retirement Class	1,000.00	970.50		2.96
Retail Class	1,000.00	972.30		2.42

5% annual hypothetical return
Institutional Class	1,000.00	1,023.00	†	2.02
Retirement Class	1,000.00	1,022.00	†	3.03
Retail Class	1,000.00	1,022.55	†	2.48

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The fund’s annualized six-month expense ratio for that period is 0.40% for the Institutional Class, 0.60% for the Retirement Class and 0.49% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee.

For more information about this expense example, please see page 5.

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	63

TAX-EXEMPT BOND FUND II TAX-EXEMPT BONDS

INVESTMENT OBJECTIVE

The fund seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.

PRINCIPAL INVESTMENT RISKS

The fund is subject to income volatility risk, credit risk, interest-rate risk, call risk, prepayment risk, extension risk and tax risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TITIX
Retail Class	TIXRX
Fund net assets	$263.07 million
Number of issues	240
Portfolio turnover rate	34%
Average quality	AA
Option-adjusted duration	6.22 years
Average coupon	5.30%
Average yield to maturity	4.07%
Average maturity	8.30 years

HOLDINGS BY MATURITY

% of portfolio investments

Less than 1 year	0.5
1–3 years	3.4
3–5 years	5.3
5–10 years	63.4
Greater than 10 years	27.4

Total	100.0

HOLDINGS BY CREDIT QUALITY

% of portfolio investments

Aaa/AAA	47.2
Aa/AA	18.6
A/A	16.1
Baa/BBB	14.5
Ba/BB	0.6
B/B	0.3
Caa/CCC	1.1
Non-Rated	1.1
Short-term investments	0.5

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2008

The Tax-Exempt Bond Fund II returned 1.73% for the Institutional Class, compared with the 2.06% gain of its benchmark, the Lehman Brothers 10-Year Municipal Bond Index, and the –1.08% average return of the fund’s peer group, the Morningstar Municipal National Long category. The table below shows returns for all share classes of the fund.

Municipal curve steepens dramatically as interest-rate cuts continue

In response to increasing turmoil in the credit markets and signs of a possible recession, the Federal Reserve lowered the federal funds rate five times during the six-month period, from 4.75% to 2.25%. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.)

          In response to falling short-term rates, the slope of the municipal yield curve steepened considerably during the six months ended March 31, 2008. Entering the fourth quarter of 2007, the spread between 1-year and 30-year bond yields was 1.02 percentage points; it ended the period at 3.04 percentage points. In contrast, the spread stood at 0.64 of a percentage point at the beginning of 2007.

Issuance rises in 2007 but falls in the first quarter of 2008

For 2007 as a whole, states and municipalities issued approximately $429 billion in bonds, representing a 10.4% increase versus 2006. The rate of new issuance slowed dramatically, however, during the fourth quarter of 2007 as refunding activity started to decline. For the year, the largest individual issuers were California ($67 billion) and Texas ($39 billion).

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Tax-Exempt Bond Fund II	6 months	1 year	since inception

Institutional Class (inception: 3/31/2006)	1.73%	3.37%	4.41%
Retail Class (inception: 3/31/2006)	1.70	3.34	4.34
Lehman Brothers 10-Year Municipal Bond Index*	2.06	3.84	4.72
Morningstar Municipal National Long†	–1.08	–0.87	2.00

*	For a description of the fund’s benchmark, please see page 4.

†	During the period covered by this report, Morningstar reclassified the Tax-Exempt Bond Fund II. Previously, it was in the Municipal National Intermediate category.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

64	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

          New issuance activity continued to decelerate during the first quarter of 2008. Nearly all of this decline can be attributed to a 46% drop in refunding issuance; new money issuance was down only 7% from the same period a year ago. In addition, overall volume for insured municipal paper was down 61% in the first quarter of 2008.

Emphasis on higher-yielding sectors helps the fund rebound

The fund underperformed its benchmark during the fourth quarter of 2007 because of overweight positions in Puerto Rico, issues backed by utility TXU Energy and various gas acquisition bonds. During the quarter, higher-grade sectors and U.S. Treasuries significantly outperformed higher-yielding issues because of a “flight to quality” that was largely the result of the continued subprime mortgage crisis. The ensuing Treasury rally caused municipal securities to cheapen considerably relative to Treasuries. During the fourth quarter, the Lehman Brothers 10-Year Municipal Bond Index advanced 1.74% versus a gain of 3.96% for the Lehman Brothers U.S. Treasury Index.

          The fund rebounded slightly during the first quarter of 2008, however, as overweight positions in higher-yielding sectors, including escrowed-to-maturity/pre-refunded, electric, lease revenue and special tax, held up well in an increasingly unpredictable market environment. Investor preference for higher-quality issues continued, however, causing the Lehman Brothers 10-Year Municipal Bond Index to rise only 0.31% during the first quarter, versus a 4.43% rise in the Lehman Brothers U.S. Treasury Index.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would have grown to $10,903 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2008

Tax-Exempt Bond Fund II	Starting fund value (10/1/07)	Ending fund value (3/31/08)		Expenses paid* (10/1/07– 3/31/08)

Actual return
Institutional Class	$1,000.00	$1,017.30		$1.77
Retail Class	1,000.00	1,017.00		2.02

5% annual
hypothetical return
Institutional Class	1,000.00	1,023.25	†	1.77
Retail Class	1,000.00	1,023.00	†	2.02

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The fund’s annualized six-month expense ratio for that period is 0.35% for the Institutional Class and 0.40% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	65

INFLATION-LINKED BOND FUND INFLATION-PROTECTED BONDS

INVESTMENT OBJECTIVE

The fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds.

PRINCIPAL INVESTMENT RISKS

The fund is subject to income volatility risk, credit risk, interest-rate risk, call risk, prepayment risk, extension risk, the risks of inflation-indexed bonds and foreign investment risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIILX
Retirement Class	TIKRX
Retail Class	TCILX
Fund net assets	$632.04 million
Number of issues	24
Portfolio turnover rate	9%
Average yield to maturity	5.07%
Average quality	Aaa/AAA
Option-adjusted duration	8.24 years
Average coupon	2.42%
Average maturity	9.54 years

HOLDINGS BY MATURITY

% of portfolio investments

1–10-year bonds	70.5
10–20-year bonds	29.0
Short-term investments	0.5

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2008

The Inflation-Linked Bond Fund returned 10.50% for the Institutional Class, compared with the 10.40% gain of its benchmark, the Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index, and the 9.34% average return of the fund’s peer group, the Morningstar Inflation-Protected Bond category. The table below shows returns for all share classes of the fund.

The Fed continues to cut the short-term interest rate

During the six months, the Federal Reserve lowered the short-term interest rate five times, including two cuts over an eight-day period in January 2008 that totaled one-and-a-quarter percentage points, which represented the fastest easing of monetary policy since 1990. As a result, the federal funds rate dropped from 4.75% at the beginning of October 2007 to 2.25% by March 31, 2008. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.)

          The Fed’s actions were intended to help reinvigorate the U.S. economy. During the period, the housing market continued to retreat and the unemployment rate rose to 5.1%. Consumers reduced their discretionary spending in reaction to soaring energy costs. A report on the last quarter of 2007 showed that the growth of gross domestic product (GDP) had slowed to an annual rate of 0.6%, down from 4.9% in the third quarter. Meanwhile, lending institutions continued to write down billions of dollars in investments in subprime fixed-income securities that now traded at significantly lower prices.

          During the period, the overall U.S. equity market, as measured by the Russell 3000® Index, lost 12.54%. Bond prices were lifted by a broad “flight to quality”

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Inflation-Linked Bond Fund	6 months	1 year	5 years		since fund inception

Institutional Class (inception: 10/1/2002)*	10.50%	14.29%	6.53%		6.66%
Retail Class (inception: 10/1/2002)*	10.53	14.30	6.41		6.52
Lehman Brothers U.S. Treasury
Inflation-Protected Securities Index†	10.40	14.54	6.74		6.86
Morningstar Inflation-Protected Bond	9.34	12.65	5.79		5.79

Retirement Class (inception: 3/31/2006)	10.43	14.08	6.49	‡	6.62	‡

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

‡

The performance shown for the Retirement Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement Class. If those higher expenses had been reflected, the performance of the Retirement Class shown for these periods would have been lower.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

66	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

as investors sought safety from increasingly volatile equity markets. Falling short-term interest rates pulled longer-term yields lower, further boosting bond prices. (Yields and prices move in opposite directions.)

TIPS thrive amid uncertainty and rising inflation

In the fourth quarter of 2007, these factors helped lift the returns of TIPS, to 4.97%. In the first quarter of 2008, the price of oil rose above $110 a barrel, contributing to an annualized inflation rate of 4.0% at the end of February. This development increased demand for TIPS, as an asset class, and the Lehman index returned 5.18% for the first quarter.

          For the six-month period, the return of TIPS was nearly double the 5.23% return of the broad investment-grade bond market, as measured by the Lehman Brothers U.S. Aggregate Index. For the five years ended March 31, 2008, TIPS produced an average annual return of 6.74%—more than two percentage points higher than the 4.58% average annual return of the Lehman aggregate index.

The fund outperforms its peers and the benchmark

For the period, the fund’s return was superior to both that of its benchmark and to the average return of similar inflation-linked bond funds. The fund’s return includes a deduction for expenses, while the benchmark’s return does not.

          Throughout the period, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest-rate changes—at or slightly below that of its benchmark. This strategy was used to help the fund more closely track the performance of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $14,254 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2008

Inflation-Linked Bond Fund	Starting fund value (10/1/07)	Ending fund value (3/31/08)		Expenses paid* (10/1/07– 3/31/08)

Actual return
Institutional Class	$1,000.00	$1,105.00		$1.84
Retirement Class	1,000.00	1,104.30		2.63
Retail Class	1,000.00	1,105.30		2.21

5% annual
hypothetical return
Institutional Class	1,000.00	1,023.25	†	1.77
Retirement Class	1,000.00	1,022.50	†	2.53
Retail Class	1,000.00	1,022.90	†	2.12

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The fund’s annualized six-month expense ratio for that period is 0.35% for the Institutional Class, 0.50% for the Retirement Class and 0.42% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	67

MONEY MARKET FUND CASH EQUIVALENTS

INVESTMENT OBJECTIVE

The fund seeks high current income consistent with maintaining liquidity and preserving capital.

PRINCIPAL INVESTMENT RISKS

The fund is subject to current income risk, market risk, company risk, income volatility risk, interest-rate risk, prepayment risk, extension risk and foreign investment risk. An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TCIXX
Retirement Class	TIEXX
Retail Class	TIRXX
Fund net assets	$1.52 billion

NET ANNUALIZED YIELD (for the 7 days ended 3/25/2008)

	Current yield	Effective yield

Money Market Fund
Institutional Class	3.09%	3.14%
Retirement Class	2.84	2.88
Retail Class	3.02	3.06
iMoneyNet Money Fund
Report Averages—
All Taxable	2.17	2.19

The current yield more closely reflects current earnings than does the total return.

PORTFOLIO COMPOSITION

% of portfolio investments

Commercial paper	72.3
U.S. agency securities	12.2
Certificates of deposit	12.1
Banker’s acceptances	2.1
Bank notes	1.0
Floating-rate securities	0.3

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2008

The Money Market Fund returned 2.22% for the Institutional Class, compared with the 1.85% gain of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The table below shows returns for all share classes of the fund.

Fed moves to boost economy and financial markets

During the period, the U.S. housing market continued to retreat, and the unemployment rate rose to 5.1%. A report on the last quarter of 2007 showed that gross domestic product (GDP) had grown at an annual rate of 0.6%, down from 4.9% in the third quarter.

          Meanwhile, lending institutions continued to write down billions of dollars in investments in subprime fixed-income securities that now traded at significantly lower prices. The dramatic, high-profile bailout of investment bank Bear Stearns by JPMorgan Chase, with oversight from the Federal Reserve, shook investors, some of whom sought safety—and liquidity—in U.S. Treasuries.

          To stimulate the economy and increase liquidity, the Federal Reserve lowered the federal funds rate five times during the period, from 4.75% to 2.25%. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.) The Fed also made more cash available to brokerage houses, as well as to banks, through frequent money auctions.

LIBOR yields fall along with interest rates

As interest rates declined, so did LIBOR yields. (The LIBOR, the interest rate that banks charge one another for loans on the London market, is the most widely used benchmark for short-term rates.) However, the prevailing tight

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Money Market Fund	6 months	1 year	5 years		since fund inception

Institutional Class (inception: 7/1/1999)*	2.22%	4.94%	3.31%		3.63%
iMoneyNet Money Fund Report Averages—All Taxable	1.85	4.27	2.76		3.11	†

Retirement Class (inception: 3/31/2006)	2.11	4.70	3.22	‡	3.57	‡
Retail Class (inception: 3/31/2006)	2.18	4.83	3.28	‡	3.61	‡

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	Since 6/30/1999, the date closest to the inception date of the Institutional Class for which iMoneyNet returns are calculated.

‡

The performance shown for the Retirement and Retail classes that is prior to their inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

68	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

credit conditions boosted these yields well above the federal funds rate. The yield on securities with one-month maturities slid from 5.12% at the end of September 2007 to 2.70% on March 31, 2008. In anticipation of future rate cuts, yields on twelve-month issues fell from 4.90% to 2.49%—below their shorter-term counterparts.

The fund charts a careful course

In response to challenging market conditions, the fund’s managers limited risk by increasing the liquidity of the fund’s portfolio: the fund almost doubled its holdings in U.S. agency securities and reduced its investments in high-quality commercial paper, which suffered from an atypical lack of liquidity. In seeking relative value, the fund continued to invest in the commercial paper of blue-chip companies, such as Coca-Cola and Toyota.

          Commercial paper fell to 72.3% of the portfolio, from 80.4% six months earlier. U.S. agency securities rose to 12.2% from 6.4%, while certificates of deposit increased from 5.8% to 12.1%. The rest of the portfolio was divided among banker’s acceptances, bank notes and floating-rate securities.

          On March 31, 2008, foreign securities made up 18.36% of the fund’s total portfolio investments.

          To further limit risk, the fund reduced its weighted average maturity, which fluctuated between 42 and 52 days during the period. On March 25, 2008, it stood at 48 days, versus 42 days for the average iMoneyNet fund.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would have grown to $13,662 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the average iMoneyNet fund during the same period. The iMoneyNet performance shown is from June 30, 1999, the date closest to the inception of the Institutional Class for which iMoneyNet returns are calculated.

EXPENSE EXAMPLE

Six months ended March 31, 2008

Money Market Fund	Starting fund value (10/1/07)	Ending fund value (3/31/08)		Expenses paid* (10/1/07– 3/31/08)

Actual return
Institutional Class	$1,000.00	$1,022.20		$0.71
Retirement Class	1,000.00	1,021.10		1.87
Retail Class	1,000.00	1,021.80		0.91

5% annual hypothetical return
Institutional Class	1,000.00	1,024.30	†	0.71
Retirement Class	1,000.00	1,023.15	†	1.87
Retail Class	1,000.00	1,024.10	†	0.91

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The fund’s annualized six-month expense ratio for that period is 0.14% for the Institutional Class, 0.37% for the Retirement Class and 0.18% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a contractual waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is expected to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	69

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

GROWTH EQUITY FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
15,800		Nintendo Co Ltd	$8,147,271	1.99%

			8,147,271	1.99

APPAREL AND ACCESSORY STORES e			982,490	0.24

BUILDING MATERIALS AND GARDEN SUPPLIES
170,672		Lowe’s Cos, Inc	3,915,216	0.95

			3,915,216	0.95

BUSINESS SERVICES
127,334		Adobe Systems, Inc	4,531,817	1.10
75,395	e	DST Systems, Inc	4,956,467	1.21
224,469	e	Bay, Inc	6,698,155	1.63
1,610,843		Experian Group Ltd	11,732,846	2.86
35,235		Google, Inc (Class A)	15,519,960	3.78
157,594		Intuit, Inc	4,256,614	1.04
167,091		Juniper Networks, Inc	4,177,275	1.02
21,289	e	Mastercard, Inc (Class A)	4,747,234	1.16
453,485		Oracle Corp	8,870,167	2.16
	e*	Other	3,309,326	0.81

			68,799,861	16.77

CHEMICALS AND ALLIED PRODUCTS
147,201		Avon Products, Inc	5,820,327	1.42
96,456		Du Pont (E.I.) de Nemours & Co	4,510,282	1.10
119,182		Genentech, Inc	9,675,195	2.36
169,066		Gilead Sciences, Inc	8,711,971	2.12
246,868		Merck & Co, Inc	9,368,640	2.28
101,804		Monsanto Co	11,351,146	2.77
141,477		Novartis AG. (ADR)	7,247,867	1.77
78,024		Praxair, Inc	6,571,962	1.60
148,430		Teva Pharmaceutical Industries Ltd (ADR)	6,855,982	1.67
	e*	Other	8,294,846	2.02

			78,408,218	19.11

COAL MINING
78,128	e	Sasol Ltd (ADR)	3,780,614	0.92

			3,780,614	0.92

DEPOSITORY INSTITUTIONS
277,816		Western Union Co	5,909,146	1.44
	*	Other	3,466,192	0.84

			9,375,338	2.28

ELECTRIC, GAS, AND SANITARY SERVICES
74,291		FPL Group, Inc	4,661,017	1.14

			4,661,017	1.14

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
355,747		Cisco Systems, Inc	8,569,945	2.09
311,411		Intel Corp	6,595,685	1.61
217,580		Qualcomm, Inc	8,920,780	2.17
124,809		Research In Motion Ltd	14,007,314	3.41
	*	Other	6,620,196	1.62

			44,713,920	10.90

Shares		Company	Value	% of net assets

ENGINEERING AND MANAGEMENT SERVICES
119,925		Celgene Corp	$7,350,203	1.79%
54,842		Jacobs Engineering Group, Inc	4,035,823	0.98
	*	Other	1,026,924	0.26

			12,412,950	3.03

GENERAL BUILDING CONTRACTORS *			1,222,488	0.30

GENERAL MERCHANDISE STORES
184,570		TJX Cos, Inc	6,103,730	1.49
88,280		Wal-Mart Stores, Inc	4,650,590	1.13

			10,754,320	2.62

HOLDING AND OTHER INVESTMENT OFFICES *			365,682	0.09

HOTELS AND OTHER LODGING PLACES
63,826	e	MGM Mirage	3,751,054	0.91

			3,751,054	0.91

INDUSTRIAL MACHINERY AND EQUIPMENT
358,819		General Electric Co	13,279,891	3.24
94,867		Hewlett-Packard Co	4,331,627	1.06
181,732		International Game Technology	7,307,444	1.78
	*	Other	3,970,163	0.96

			28,889,125	7.04

INSTRUMENTS AND RELATED PRODUCTS
135,848		Agilent Technologies, Inc	4,052,346	0.99
79,718		Allergan, Inc	4,495,298	1.10
190,091		Emerson Electric Co	9,782,083	2.38
	e*	Other	12,559,549	3.06

			30,889,276	7.53

INSURANCE CARRIERS
104,149	e	Lincoln National Corp	5,415,748	1.32

			5,415,748	1.32

METAL MINING
65,835		Anglo American plc	3,956,369	0.96

			3,956,369	0.96

MISCELLANEOUS RETAIL
93,272	e	Amazon.com, Inc	6,650,294	1.62
363,173		CVS Corp	14,712,138	3.59
276,349		Staples, Inc	6,110,076	1.49

			27,472,508	6.70

MOTION PICTURES			3,494,344	0.85

NONDEPOSITORY INSTITUTIONS			611,045	0.15

OIL AND GAS EXTRACTION
131,463		Denbury Resources, Inc	3,753,268	0.91
118,319		Saipem S.p.A.	4,789,449	1.17
94,816		Schlumberger Ltd	8,248,992	2.01
	e*	Other	4,065,987	0.99

			20,857,696	5.08

70	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

GROWTH EQUITY FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

PETROLEUM AND COAL PRODUCTS
48,957		Devon Energy Corp	$5,107,684	1.24%
		Other	1,255,826	0.31

			6,363,510	1.55

RAILROAD TRANSPORTATION e			1,922,828	0.47

SECURITY AND COMMODITY BROKERS
390,105		Charles Schwab Corp	7,345,678	1.79
	e	Other	3,489,576	0.85

			10,835,254	2.64

TOBACCO PRODUCTS
138,844		Philip Morris International, Inc	7,022,730	1.71
		Other	3,082,337	0.75

			10,105,067	2.46

TRANSPORTATION EQUIPMENT *			1,500,893	0.37

WATER TRANSPORTATION
123,558	e	Royal Caribbean Cruises Ltd	4,065,058	0.99

			4,065,058	0.99

		TOTAL COMMON STOCKS
		(Cost $412,123,325)	407,669,160	99.36

Shares	Company	Value	% of net assets

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
35,098,860	State Street Navigator Securities
	Lending Prime Portfolio	$35,098,860	8.55%

		35,098,860	8.55

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $35,098,860)	35,098,860	8.55

	TOTAL PORTFOLIO
	(Cost $447,222,185)	442,768,020	107.91
	OTHER ASSETS & LIABILITIES, NET	(32,469,897)	(7.91)

	NET ASSETS	$410,298,123	100.00%

*	Non-income producing

e	All or a portion of these securities are out on loan

ABBREVIATION:
ADR - American Depositary Receipt

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	71

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

GROWTH & INCOME FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
258,000	*	Activision, Inc	$7,045,980	0.75%
	e*	Other	11,110,309	1.18

			18,156,289	1.93

APPAREL AND ACCESSORY STORES e*			10,739,768	1.14

BUILDING MATERIALS AND GARDEN SUPPLIES			5,260,150	0.56

BUSINESS SERVICES
828,273		Microsoft Corp	23,506,388	2.49
396,334	*	Oracle Corp	7,752,293	0.82
	e*	Other	32,757,064	3.48

			64,015,745	6.79

CHEMICALS AND ALLIED PRODUCTS
226,393		Abbott Laboratories	12,485,574	1.33
88,531		Bayer AG.	7,094,634	0.75
212,703		Du Pont (E.I.) de Nemours & Co	9,945,992	1.06
210,908	*	Gilead Sciences, Inc	10,868,089	1.15
277,192		Merck & Co, Inc	10,519,436	1.12
101,515		Monsanto Co	11,318,923	1.20
85,345		Praxair, Inc	7,188,609	0.76
222,512		Procter & Gamble Co	15,591,416	1.65
	e*	Other	45,665,073	4.85

			130,677,746	13.87

COAL MINING e			2,716,515	0.29

COMMUNICATIONS
538,195		AT&T, Inc	20,612,869	2.19
		Other	7,622,541	0.81

			28,235,410	3.00

DEPOSITORY INSTITUTIONS
308,537		Bank of America Corp	11,696,638	1.24
380,017		JPMorgan Chase & Co	16,321,730	1.73
136,778		Northern Trust Corp	9,091,634	0.96
313,172		US Bancorp	10,134,246	1.08
	e	Other	22,961,755	2.44

			70,206,003	7.45

EATING AND DRINKING PLACES e*			14,408,845	1.53

ELECTRIC, GAS, AND SANITARY SERVICES
88,625		Exelon Corp	7,202,554	0.76
124,016		FPL Group, Inc	7,780,764	0.83
	e*	Other	18,475,529	1.96

			33,458,847	3.55

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
403,880	*	Cisco Systems, Inc	9,729,469	1.03
165,166		Honeywell International, Inc	9,318,666	0.99
409,200		Intel Corp	8,666,856	0.92
283,530		Qualcomm, Inc	11,624,730	1.24
	*	Other	23,873,965	2.53

			63,213,686	6.71

Shares		Company	Value	% of net assets

ENGINEERING AND MANAGEMENT SERVICES *			$6,247,719	0.66%

FABRICATED METAL PRODUCTS e			4,413,174	0.47

FOOD AND KINDRED PRODUCTS
192,372		Coca-Cola Co	11,709,684	1.24
152,956		General Mills, Inc	9,159,005	0.97
170,258		PepsiCo, Inc	12,292,628	1.31
		Other	10,783,189	1.14

			43,944,506	4.66

GENERAL BUILDING CONTRACTORS			2,669,027	0.28

GENERAL MERCHANDISE STORES
261,268		TJX Cos, Inc	8,640,133	0.92
235,183		Wal-Mart Stores, Inc	12,389,440	1.31
	e	Other	3,763,414	0.40

			24,792,987	2.63

HEALTH SERVICES e*			13,222,440	1.40

HOLDING AND OTHER INVESTMENT OFFICES
107,290	e	SPDR Trust Series 1	14,159,061	1.50

			14,159,061	1.50

INDUSTRIAL MACHINERY AND EQUIPMENT
124,876		Deere & Co	10,045,025	1.07
942,597		General Electric Co	34,885,515	3.70
302,516		Hewlett-Packard Co	13,812,881	1.46
64,343		International Business Machines Corp	7,408,453	0.79
	e,m,v*	Other	8,553,033	0.91

			74,704,907	7.93

INSTRUMENTS AND RELATED PRODUCTS
177,991		Emerson Electric Co	9,159,417	0.97
162,885		Johnson & Johnson	10,566,350	1.12
	*	Other	20,172,354	2.14

			39,898,121	4.23

INSURANCE AGENTS, BROKERS AND SERVICE			2,785,699	0.30

INSURANCE CARRIERS
194,637		ACE Ltd	10,716,713	1.14
159,080		Aflac, Inc	10,332,246	1.09
		Other	14,137,202	1.50

			35,186,161	3.73

LEGAL SERVICES
100,625	e*	FTI Consulting, Inc	7,148,400	0.76

			7,148,400	0.76

METAL MINING
121,612		Anglo American plc	7,308,300	0.78

			7,308,300	0.78

MISCELLANEOUS RETAIL			7,024,677	0.75

MOTION PICTURES *			13,924,497	1.48

72 2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

GROWTH & INCOME FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

NONDEPOSITORY INSTITUTIONS
270,065		Fannie Mae	$7,108,111	0.75%

			7,108,111	0.75

OIL AND GAS EXTRACTION
134,652		Schlumberger Ltd	11,714,724	1.24
	*	Other	20,745,795	2.20

			32,460,519	3.44

PETROLEUM AND COAL PRODUCTS
117,227		Devon Energy Corp	12,230,293	1.30
456,528		Exxon Mobil Corp	38,613,138	4.10
161,448		Marathon Oil Corp	7,362,029	0.78
		Other	14,621,644	1.55

			72,827,104	7.73

PRINTING AND PUBLISHING e			3,726,833	0.40

RAILROAD TRANSPORTATION			7,167,348	0.76

SECURITY AND COMMODITY BROKERS
43,384		Goldman Sachs Group, Inc	7,175,280	0.76
	e	Other	6,294,099	0.67

			13,469,379	1.43

TOBACCO PRODUCTS
325,674		Altria Group, Inc	7,229,963	0.77
387,361	*	Philip Morris International, Inc	19,592,719	2.08

			26,822,682	2.85

TRANSPORTATION EQUIPMENT
103,548		Boeing Co	7,700,865	0.82
121,119		Raytheon Co	7,825,499	0.83
		Other	8,530,602	0.90

			24,056,966	2.55

WATER TRANSPORTATION			1,425,732	0.15

WHOLESALE TRADE-NONDURABLE GOODS
152,159		Cardinal Health, Inc	7,989,869	0.85

			7,989,869	0.85

	TOTAL COMMON STOCKS
	(Cost $834,519,702)		935,573,223	99.29

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$7,840,000	Federal Home Loan Bank (FHLB), 04/01/08	$7,840,000	0.83%

		7,840,000	0.83

Shares	Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
50,850,727	State Street Navigator Securities Lending
	Prime Portfolio	50,850,727	5.40

		50,850,727	5.40

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $58,690,727)	58,690,727	6.23

	TOTAL PORTFOLIO
	(Cost $893,210,429)	994,263,950	105.52
	OTHER ASSETS & LIABILITIES, NET	(51,968,220)	(5.52)

	NET ASSETS	$942,295,730	100.00%

*	Non-income producing.

e	All or a portion of these securities are out on loan.

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report 73

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

INTERNATIONAL EQUITY FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
21,800		Nintendo Co Ltd	$11,241,172	0.40%

			11,241,172	0.40

AUTO REPAIR, SERVICES AND PARKING
1,006,200		NOK Corp	20,592,376	0.74

			20,592,376	0.74

BUSINESS SERVICES
1,363,268		WPP Group plc	16,260,721	0.58
	e	Other	603,612	0.02

			16,864,333	0.60

CHEMICALS AND ALLIED PRODUCTS
2,699,563		Bayer AG.	216,335,658	7.74
5,406,239	*	Dabur India Ltd	14,930,491	0.53
1,034,600		Daiichi Sankyo Co Ltd	30,566,784	1.09
1,513,430		Reckitt Benckiser Group plc	83,831,311	3.00
110,202,000	e	Sinochem Hong Kong Holding Ltd	101,668,501	3.64
91,376		Syngenta AG.	26,775,165	0.96
4,571,000		UBE Industries Ltd	14,811,727	0.53
		Other	10,526,974	0.38

			499,446,611	17.87

COMMUNICATIONS			4,846,451	0.17

DEPOSITORY INSTITUTIONS
475,258	e	Deutsche Bank AG.	53,797,441	1.93
298,823		Julius Baer Holding AG.	22,025,822	0.79
124,225		Komercni Banka A.S.	29,688,036	1.06
845,464		OTP Bank Rt	34,569,743	1.24
	e	Other	12,977,981	0.46

			153,059,023	5.48

ELECTRIC, GAS, AND SANITARY SERVICES
2,517,037		British Energy Group plc	32,595,241	1.17
1,104,778	e	Electricite de France	96,121,039	3.44
417,172		Fortum Oyj	16,998,719	0.61
7,957,000		Hong Kong & China Gas Ltd	23,924,216	0.85
	e	Other	16,261,924	0.58

			185,901,139	6.65

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
244,300		TDK Corp	14,435,463	0.52
		Other	1,067,739	0.04

			15,503,202	0.56

ENGINEERING AND MANAGEMENT SERVICES
213,345		Tecan Group AG.	12,846,673	0.46

			12,846,673	0.46

FOOD AND KINDRED PRODUCTS
1,870,100		Asahi Breweries Ltd	38,553,928	1.38
1,250,939	e	Groupe Danone	111,859,379	4.00
784,469		Sampo Oyj (A Shares)	21,239,922	0.76
765,100	e	Yakult Honsha Co Ltd	23,717,486	0.85

			195,370,715	6.99

Shares		Company	Value	% of net assets

FOOD STORES			$819,423	0.03%

GENERAL BUILDING CONTRACTORS
1,155,941	e	Vinci S.A.	83,564,023	2.99

			83,564,023	2.99

HEALTH SERVICES
387,985	e	Mindray Medical International Ltd (ADR)	11,228,286	0.40

			11,228,286	0.40

HOLDING AND OTHER INVESTMENT OFFICES
3,836,000		China Merchants Holdings International Co Ltd	18,212,331	0.65
3,438,000		Japan Asia Investment Co Ltd	13,589,205	0.49
6,053,861		Man Group plc	66,622,063	2.38
		Other	6,859,588	0.25

			105,283,187	3.77

HOTELS AND OTHER LODGING PLACES
1,397,715	e	Accor S.A.	102,079,206	3.65

			102,079,206	3.65

INDUSTRIAL MACHINERY AND EQUIPMENT
907,763	*	GEA Group AG.	30,525,663	1.09
690,484		Krones AG.	56,358,210	2.02
318,261		Rheinmetall AG.	22,459,701	0.80
1,534,116	e	SKF AB (B Shares)	30,853,499	1.11
4,850,000		Synnex Technology International Corp	13,186,853	0.47
	e	Other	4,528,263	0.16

			157,912,189	5.65

INSTRUMENTS AND RELATED PRODUCTS
651,574		Phonak Holding AG.	59,770,810	2.14

			59,770,810	2.14

INSURANCE CARRIERS
653,170		Allianz AG.	129,393,890	4.63

			129,393,890	4.63

METAL MINING
2,761,041		MMC Norilsk Nickel (ADR)	77,723,304	2.78
	e,v	Other	2,943,787	0.11

			80,667,091	2.89

MISCELLANEOUS RETAIL
3,601,000		Hutchison Whampoa Ltd	34,077,551	1.22
		Other	389,132	0.01

			34,466,683	1.23

NONDEPOSITORY INSTITUTIONS
826,127		Deutsche Postbank AG.	78,867,816	2.82
		Other	14,745,602	0.53

			93,613,418	3.35

OIL AND GAS EXTRACTION
598,564		Saipem S.p.A.	24,229,343	0.87
		Other	723,604	0.02

			24,952,947	0.89

74 2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

INTERNATIONAL EQUITY FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

PETROLEUM AND COAL PRODUCTS			$18,720,233	0.67%

PRIMARY METAL INDUSTRIES
1,754,547		Welspun-Gujarat Stahl Ltd	16,756,099	0.60
		Other	333,708	0.01

			17,089,807	0.61

RAILROAD TRANSPORTATION
1,539,420		Firstgroup plc	17,216,114	0.62
		Other	1,413,824	0.05

			18,629,938	0.67

REAL ESTATE
6,935	e	Risa Partners, Inc	13,914,526	0.50
		Other	363,103	0.01

			14,277,629	0.51

SECURITY AND COMMODITY BROKERS
1,804,212		Credit Suisse Group	91,836,589	3.29

			91,836,589	3.29

STONE, CLAY, AND GLASS PRODUCTS
20,958,000		Nippon Sheet Glass Co Ltd	92,721,489	3.32

			92,721,489	3.32

TOBACCO PRODUCTS
76,175,919		Huabao International Holdings Ltd	62,642,658	2.24
6,024		Japan Tobacco, Inc	30,156,260	1.08
		Other	2,882,922	0.10

			95,681,840	3.42

TRANSPORTATION BY AIR			994,279	0.04

TRANSPORTATION EQUIPMENT
8,698,024	e	Fiat S.p.A.	201,173,723	7.20
		Other	486,489	0.02

			201,660,212	7.22

TRUCKING AND WAREHOUSING
5,868,298		Deutsche Post AG.	179,269,397	6.42

			179,269,397	6.42

WATER TRANSPORTATION *			3,110,130	0.11

WHOLESALE TRADE-DURABLE GOODS e			8,092,739	0.29

WHOLESALE TRADE-NONDURABLE GOODS			7,627,608	0.27

	TOTAL COMMON STOCKS
	(Cost $2,770,026,509)		2,749,134,738	98.38

Shares	Company	Value	% of net assets

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
51,037,713	State Street Navigator Securities Lending
	Prime Portfolio	$51,037,713	1.83%

		51,037,713	1.83

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $51,037,713)	51,037,713	1.83

	TOTAL PORTFOLIO
	(Cost $2,821,064,222)	2,800,172,451	100.21
	OTHER ASSETS & LIABILITIES, NET	(6,005,339)	(0.21)

	NET ASSETS	$2,794,167,112	100.00%

*	Non-income producing.

e	All or a portion of these securities are out on loan.

v	Security valued at fair value.

ABBREVIATION:

ADR - American Depositary Receipt

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report 75

SUMMARY OF MARKET VALUES BY COUNTRY (UNAUDITED)

INTERNATIONAL EQUITY FUND ▪ MARCH 31, 2008

Country	Value	% of total portfolio

DOMESTIC

UNITED STATES OF AMERICA	$51,037,713	1.82%

TOTAL DOMESTIC	51,037,713	1.82

FOREIGN

AUSTRALIA	7,689,431	0.28
CHINA	175,539,445	6.27
CZECH REPUBLIC	29,688,036	1.06
FINLAND	38,238,642	1.37
FRANCE	397,099,329	14.18
GERMANY	777,217,719	27.76
HONG KONG	76,214,098	2.72
HUNGARY	34,569,743	1.23
INDIA	41,264,384	1.47
ITALY	227,434,461	8.12
JAPAN	340,267,312	12.15
RUSSIA	78,015,810	2.79
SINGAPORE	1,055,126	0.04
SWEDEN	30,853,499	1.10
SWITZERLAND	220,114,646	7.86
TAIWAN	13,186,853	0.47
UNITED KINGDOM	260,686,204	9.31

TOTAL FOREIGN	2,749,134,738	98.18

TOTAL PORTFOLIO	$2,800,172,451	100.00%

76 2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

LARGE-CAP GROWTH FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
23,200		Nintendo Co Ltd	$11,963,082	1.96%

			11,963,082	1.96

APPAREL AND ACCESSORY STORES			1,442,028	0.24

BUILDING MATERIALS AND GARDEN SUPPLIES
250,378		Lowe’s Cos, Inc	5,743,671	0.94

			5,743,671	0.94

BUSINESS SERVICES
187,933	*	Adobe Systems, Inc	6,688,536	1.10
110,691	e*	DST Systems, Inc	7,276,826	1.19
331,660	*	eBay, Inc	9,896,734	1.63
2,368,685		Experian Group Ltd	17,252,715	2.83
51,691	*	Google, Inc (Class A)	22,768,335	3.74
231,373	*	Intuit, Inc	6,249,385	1.03
245,367	*	Juniper Networks, Inc	6,134,175	1.01
31,243	e	Mastercard, Inc (Class A)	6,966,877	1.14
665,787	*	Oracle Corp	13,022,794	2.14
	*	Other	4,858,480	0.80

			101,114,857	16.61

CHEMICALS AND ALLIED PRODUCTS
215,946	*	Avon Products, Inc	8,538,505	1.40
142,126	*	Du Pont (E.I.) de Nemours & Co	6,645,812	1.09
175,629	*	Genentech, Inc	14,257,562	2.34
248,217	*	Gilead Sciences, Inc	12,790,622	2.10
362,194		Merck & Co, Inc	13,745,262	2.26
150,058		Monsanto Co	16,731,467	2.75
208,824	e	Novartis AG. (ADR)	10,698,054	1.76
115,166		Praxair, Inc	9,700,432	1.59
217,918		Teva Pharmaceutical Industries Ltd (ADR)	10,065,633	1.66
	e*	Other	12,202,765	2.00

			115,376,114	18.95

COAL MINING
114,875	e	Sasol Ltd (ADR)	5,558,801	0.91

			5,558,801	0.91

DEPOSITORY INSTITUTIONS
410,294		Western Union Co	8,726,953	1.43
		Other	5,110,847	0.84

			13,837,800	2.27

ELECTRIC, GAS, AND SANITARY SERVICES
101,961	*	FPL Group, Inc	6,397,033	1.05

			6,397,033	1.05

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
522,621	*	Cisco Systems, Inc	12,589,940	2.07
457,214		Intel Corp	9,683,793	1.59
296,035		Maxim Integrated Products, Inc	6,036,154	0.99
318,842		Qualcomm, Inc	13,072,522	2.15
183,221	*	Research In Motion Ltd	20,562,893	3.38
	*	Other	5,009,155	0.82

			66,954,457	11.00

Shares		Company	Value	% of net assets

ENGINEERING AND MANAGEMENT SERVICES
176,690	*	Celgene Corp	$10,829,330	1.78%
80,413	*	Jacobs Engineering Group, Inc	5,917,593	0.97
	*	Other	1,507,565	0.25

			18,254,488	3.00

GENERAL BUILDING CONTRACTORS			1,794,643	0.30

GENERAL MERCHANDISE STORES
272,517		TJX Cos, Inc	9,012,137	1.48
125,921		Wal-Mart Stores, Inc	6,633,518	1.09

			15,645,655	2.57

HOLDING AND OTHER INVESTMENT OFFICES *			541,173	0.09

HOTELS AND OTHER LODGING PLACES *			5,503,399	0.90

INDUSTRIAL MACHINERY AND EQUIPMENT
526,503	*	General Electric Co	19,485,876	3.20
139,562	*	Hewlett-Packard Co	6,372,401	1.04
266,435		International Game Technology	10,713,351	1.76
	m,v*	Other	5,833,577	0.96

			42,405,205	6.96

INSTRUMENTS AND RELATED PRODUCTS
199,445	*	Agilent Technologies, Inc	5,949,444	0.98
116,997		Allergan, Inc	6,597,461	1.08
278,924		Emerson Electric Co	14,353,429	2.36
	e*	Other	18,478,076	3.03

			45,378,410	7.45

INSURANCE CARRIERS
153,138	*	Lincoln National Corp	7,963,176	1.31

			7,963,176	1.31

METAL MINING
97,385		Anglo American plc	5,852,373	0.96

			5,852,373	0.96

MISCELLANEOUS RETAIL
138,023	*	Amazon.com, Inc	9,841,040	1.62
532,781		CVS Corp	21,582,958	3.54
405,418		Staples, Inc	8,963,792	1.47

			40,387,790	6.63

MOTION PICTURES			5,164,819	0.85

NONDEPOSITORY INSTITUTIONS			897,038	0.15

OIL AND GAS EXTRACTION
174,309		Saipem S.p.A.	7,055,875	1.16
139,099	*	Schlumberger Ltd	12,101,613	1.99
	*	Other	11,505,325	1.89

			30,662,813	5.04

PETROLEUM AND COAL PRODUCTS
72,392		Devon Energy Corp	7,552,657	1.24
		Other	1,843,561	0.30

			9,396,218	1.54

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	77

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

LARGE-CAP GROWTH FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

RAILROAD TRANSPORTATION			$2,821,802	0.46%

SECURITY AND COMMODITY BROKERS
572,410		Charles Schwab Corp	10,778,480	1.77
148,525		Lazard Ltd (Class A)	5,673,655	0.93
		Other	2,996,485	0.49

			19,448,620	3.19

TOBACCO PRODUCTS
204,141	*	Philip Morris International, Inc	10,325,452	1.70
		Other	4,531,930	0.74

			14,857,382	2.44

TRANSPORTATION EQUIPMENT *			2,201,850	0.36

WATER TRANSPORTATION
181,327	e	Royal Caribbean Cruises Ltd	5,965,658	0.98

			5,965,658	0.98

	TOTAL COMMON STOCKS
		(Cost $591,881,885)	603,530,355	99.11

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		$5,280,000	0.87%

Shares	Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
36,136,874	State Street Navigator Securities Lending
	Prime Portfolio	36,136,874	5.93

		36,136,874	5.93

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $41,416,874)	41,416,874	6.80

	TOTAL PORTFOLIO
	(Cost $633,298,759)	644,947,229	105.91

	OTHER ASSETS & LIABILITIES, NET	(36,015,480)	(5.91)

	NET ASSETS	$608,931,749	100.00%

*	Non-income producing.

e	All or a portion of these securities are out on loan.

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

78	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

LARGE-CAP VALUE FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES *			$2,429,243	0.22%

APPAREL AND ACCESSORY STORES
1,405,411		Gap, Inc	27,658,488	2.52

			27,658,488	2.52

APPAREL AND OTHER TEXTILE PRODUCTS e			309,345	0.03

BUILDING MATERIALS AND GARDEN SUPPLIES			4,546,188	0.41

BUSINESS SERVICES
148,205	*	Affiliated Computer Services, Inc (Class A)	7,426,553	0.68
363,599	*	Oracle Corp	7,111,996	0.65
	*	Other	9,628,459	0.88

			24,167,008	2.21

CHEMICALS AND ALLIED PRODUCTS
200,435		Clorox Co	11,352,638	1.04
436,549	*	Du Pont (E.I.) de Nemours & Co	20,413,031	1.86
815,027		Pfizer, Inc	17,058,515	1.56
194,006		Wyeth	8,101,691	0.74
	e*	Other	27,958,554	2.55

			84,884,429	7.75

COAL MINING			4,080,426	0.37

COMMUNICATIONS
510,057		AT&T, Inc	19,535,183	1.78
1,067,359		Sprint Nextel Corp	7,140,632	0.65
472,591		Verizon Communications, Inc	17,225,942	1.57
	v*	Other	7,321,287	0.67

			51,223,044	4.67

DEPOSITORY INSTITUTIONS
588,275		Bank of America Corp	22,301,505	2.04
211,694		Bank of New York Mellon Corp	8,833,991	0.80
676,767		Citigroup, Inc	14,496,349	1.32
622,496		JPMorgan Chase & Co	26,736,203	2.44
170,694	e	M&T Bank Corp	13,737,453	1.25
525,342	e	TCF Financial Corp	9,414,129	0.86
345,074		US Bancorp	11,166,595	1.02
389,713		Wachovia Corp	10,522,251	0.96
251,143		Wells Fargo & Co	7,308,261	0.67
	e*	Other	29,789,590	2.72

			154,306,327	14.08

EATING AND DRINKING PLACES
382,609		Darden Restaurants, Inc	12,453,923	1.14

			12,453,923	1.14

ELECTRIC, GAS, AND SANITARY SERVICES
670,174	*	Allied Waste Industries, Inc	7,244,581	0.66
415,282	e*	Calpine Corp	7,649,494	0.70
164,537	*	FPL Group, Inc	10,323,051	0.94
	e	Other	40,865,068	3.73

			66,082,194	6.03

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
668,435		Maxim Integrated Products, Inc	$13,629,390	1.24%
	e*	Other	7,984,220	0.73

			21,613,610	1.97

ENGINEERING AND MANAGEMENT SERVICES e*			4,167,921	0.38

FABRICATED METAL PRODUCTS *			4,839,903	0.44

FOOD AND KINDRED PRODUCTS
499,435		Kraft Foods, Inc (Class A)	15,487,479	1.41
126,998	*	PepsiCo, Inc	9,169,256	0.84
	*	Other	13,760,664	1.26

			38,417,399	3.51

FORESTRY			6,745,059	0.62

FURNITURE AND FIXTURES			5,529,873	0.50

GENERAL BUILDING CONTRACTORS e			5,585,807	0.51

GENERAL MERCHANDISE STORES			9,831,472	0.90

HEALTH SERVICES e*			4,407,081	0.40

HOLDING AND OTHER INVESTMENT OFFICES e			8,662,768	0.79

HOTELS AND OTHER LODGING PLACES e*			8,295,402	0.76

INDUSTRIAL MACHINERY AND EQUIPMENT
2,054,018	*	General Electric Co	76,019,206	6.94
	*	Other	13,370,877	1.22

			89,390,083	8.16

INSTRUMENTS AND RELATED PRODUCTS
258,309	*	Agilent Technologies, Inc	7,705,358	0.70
240,413		Covidien Ltd	10,638,275	0.97
250,617		Johnson & Johnson	16,257,525	1.48
	*	Other	22,217,516	2.03

			56,818,674	5.18

INSURANCE AGENTS, BROKERS AND SERVICE			6,011,971	0.55

INSURANCE CARRIERS
232,152		American International Group, Inc	10,040,574	0.92
164,777	*	Lincoln National Corp	8,568,404	0.78
155,747		Principal Financial Group	8,678,223	0.79
285,800		Travelers Cos, Inc	13,675,530	1.25
	e	Other	20,997,039	1.91

			61,959,770	5.65

METAL MINING e			10,592,031	0.97

MISCELLANEOUS RETAIL *			3,892,913	0.36

MOTION PICTURES			12,379,356	1.13

NONDEPOSITORY INSTITUTIONS
443,629		Fannie Mae	11,676,315	1.06
	e	Other	15,537,142	1.42

			27,213,457	2.48

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	79

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

LARGE-CAP VALUE FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

OIL AND GAS EXTRACTION e*			$30,494,243	2.78%

PAPER AND ALLIED PRODUCTS *			6,250,800	0.57

PETROLEUM AND COAL PRODUCTS
109,637		Apache Corp	13,246,342	1.21
188,651		Chevron Corp	16,103,249	1.47
112,564		ConocoPhillips	8,578,503	0.78
90,603		Devon Energy Corp	9,452,611	0.86
86,420		EOG Resources, Inc	10,370,400	0.95
168,536		Exxon Mobil Corp	14,254,775	1.30
277,598		Marathon Oil Corp	12,658,469	1.15
270,421	*	Occidental Petroleum Corp	19,786,705	1.81
	e*	Other	10,482,872	0.96

			114,933,926	10.49

PIPELINES, EXCEPT NATURAL GAS			274,843	0.02

PRIMARY METAL INDUSTRIES			5,648,637	0.52

RAILROAD TRANSPORTATION
60,625		Union Pacific Corp	7,601,163	0.69

			7,601,163	0.69

REAL ESTATE *			2,865,072	0.26

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			6,869,805	0.63

SECURITY AND COMMODITY BROKERS
224,305		Merrill Lynch & Co, Inc	9,138,186	0.84
271,671		Morgan Stanley	12,415,365	1.13
	e	Other	13,517,870	1.23

			35,071,421	3.20

SPECIAL TRADE CONTRACTORS e*			4,049,699	0.37

TOBACCO PRODUCTS
292,645	*	Philip Morris International, Inc	14,801,984	1.35
		Other	6,496,719	0.59

			21,298,703	1.94

TRANSPORTATION BY AIR e*			4,054,466	0.37

TRANSPORTATION EQUIPMENT
1,526,180	e*	Ford Motor Co	8,729,750	0.80
		Other	6,701,902	0.61

			15,431,652	1.41

Shares	Company	Value	% of net assets

TRANSPORTATION SERVICES
410,470	UTI Worldwide, Inc	$8,242,238	0.75%

		8,242,238	0.75

WATER TRANSPORTATION e		6,088,902	0.56

WHOLESALE TRADE-NONDURABLE GOODS
177,265	Cardinal Health, Inc	9,308,185	0.85
	Other	546,516	0.05

		9,854,701	0.90

	TOTAL COMMON STOCKS (Cost $1,192,807,964)	1,097,525,436	100.15

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
77,319,072	State Street Navigator Securities Lending Prime Portfolio	77,319,072	7.06

		77,319,072	7.06

	TOTAL SHORT-TERM INVESTMENTS (Cost $77,319,072)	77,319,072	7.06

	TOTAL PORTFOLIO (Cost $1,270,127,036)	1,174,844,508	107.21

	OTHER ASSETS & LIABILITIES, NET	(78,966,125)	(7.21)

	NET ASSETS	$1,095,878,383	100.00%

*	Non-income producing.

e	All or a portion of these securities are out on loan.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

80	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

MID-CAP GROWTH FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES *			$3,724,947	0.78%

APPAREL AND ACCESSORY STORES
160,500	*	Hanesbrands, Inc	4,686,600	0.98

			4,686,600	0.98

APPAREL AND OTHER TEXTILE PRODUCTS
132,090	e	Guess ?, Inc	5,345,682	1.12
	e	Other	4,377,986	0.91

			9,723,668	2.03

AUTOMOTIVE DEALERS AND SERVICE STATIONS
254,532	*	Copart, Inc	9,865,660	2.06

			9,865,660	2.06

BUSINESS SERVICES
102,355	*	Electronic Arts, Inc	5,109,562	1.07
181,140	*	Juniper Networks, Inc	4,528,500	0.95
119,627	e*	Salesforce.com, Inc	6,922,814	1.45
	e*	Other	25,993,241	5.43

			42,554,117	8.90

CHEMICALS AND ALLIED PRODUCTS
126,765	*	Avon Products, Inc	5,012,288	1.05
83,414		Clorox Co	4,724,569	0.99
178,023		Ecolab, Inc	7,731,539	1.62
115,463	*	Hospira, Inc	4,938,353	1.03
93,348		Praxair, Inc	7,862,702	1.65
197,727	e*	VCA Antech, Inc	5,407,833	1.13
	e*	Other	9,103,628	1.90

			44,780,912	9.37

COAL MINING
77,036		Consol Energy, Inc	5,330,121	1.11
		Other	3,429,087	0.72

			8,759,208	1.83

COMMUNICATIONS
198,899	*	American Tower Corp (Class A)	7,798,830	1.63
164,792	e*	Crown Castle International Corp	5,683,676	1.19
187,350	e*	NeuStar, Inc (Class A)	4,961,028	1.04

			18,443,534	3.86

EATING AND DRINKING PLACES
159,854		Yum! Brands, Inc	5,948,167	1.24

			5,948,167	1.24

ELECTRIC, GAS, AND SANITARY SERVICES
77,050		Constellation Energy Group, Inc	6,801,204	1.42
349,762	*	Covanta Holding Corp	9,618,455	2.01
121,088	e*	NRG Energy, Inc	4,721,221	0.99

			21,140,880	4.42

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
244,017	*	Broadcom Corp (Class A)	$4,702,208	0.98%
162,135		Harris Corp	7,868,412	1.65
46,595		L-3 Communications Holdings, Inc	5,094,697	1.07
	e*	Other	26,593,152	5.56

			44,258,469	9.26

ENGINEERING AND MANAGEMENT SERVICES
109,161	*	Celgene Corp	6,690,478	1.40
	e*	Other	5,149,847	1.08

			11,840,325	2.48

FOOD AND KINDRED PRODUCTS
181,152		McCormick & Co, Inc	6,697,189	1.40

			6,697,189	1.40

FURNITURE AND HOME FURNISHINGS STORES
91,616	*	GameStop Corp (Class A)	4,737,463	0.99

			4,737,463	0.99

GENERAL MERCHANDISE STORES
230,459		TJX Cos, Inc	7,621,279	1.59

			7,621,279	1.59

HEALTH SERVICES *			6,822,432	1.43

HOLDING AND OTHER INVESTMENT OFFICES
119,345	e	iShares Russell Midcap Growth Index Fund	12,089,648	2.53
	*	Other	5,712,203	1.19

			17,801,851	3.72

INDUSTRIAL MACHINERY AND EQUIPMENT
63,403		Flowserve Corp	6,618,005	1.38
130,761		International Game Technology	5,257,900	1.10
118,967		Manitowoc Co, Inc	4,853,854	1.02
	e*	Other	9,103,036	1.90

			25,832,795	5.40

INSTRUMENTS AND RELATED PRODUCTS
57,469		Bard (C.R.), Inc	5,540,012	1.16
82,836	*	Hologic, Inc	4,605,682	0.96
86,460	e*	Illumina, Inc	6,562,314	1.37
	e*	Other	17,355,645	3.63

			34,063,653	7.12

INSURANCE CARRIERS
113,564		Aetna, Inc	4,779,909	1.00

			4,779,909	1.00

LEATHER AND LEATHER PRODUCTS e*			2,593,125	0.54

LEGAL SERVICES
63,101	e*	FTI Consulting, Inc	4,482,695	0.94

			4,482,695	0.94

METAL MINING			3,596,896	0.75

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	81

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

MID-CAP GROWTH FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

MISCELLANEOUS RETAIL
214,811	e*	Dick’s Sporting Goods, Inc	$5,752,639	1.20%

			5,752,639	1.20

MOTION PICTURES e			3,243,954	0.68

OIL AND GAS EXTRACTION
313,794	*	Denbury Resources, Inc	8,958,819	1.87
99,118		Equitable Resources, Inc	5,838,050	1.22
96,074	*	National Oilwell Varco, Inc	5,608,800	1.17
89,810		Noble Corp	4,460,863	0.93
133,019		Smith International, Inc	8,543,810	1.79
215,484	*	Southwestern Energy Co	7,259,656	1.52
123,208	*	Weatherford International Ltd	8,928,884	1.87
111,037		XTO Energy, Inc	6,868,749	1.44
		Other	2,994,240	0.63

			59,461,871	12.44

PRIMARY METAL INDUSTRIES
71,051		Precision Castparts Corp	7,252,886	1.52
	e	Other	2,970,509	0.62

			10,223,395	2.14

REAL ESTATE e			3,894,581	0.82

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			4,393,956	0.92

SECURITY AND COMMODITY BROKERS
313,963	*	Corrections Corp of America	8,640,262	1.81
34,661	*	IntercontinentalExchange, Inc	4,523,260	0.95
	e	Other	6,372,912	1.33

			19,536,434	4.09

SPECIAL TRADE CONTRACTORS
280,181	e*	Quanta Services, Inc	6,491,794	1.36

			6,491,794	1.36

STONE, CLAY, AND GLASS PRODUCTS e			3,848,940	0.81

WATER TRANSPORTATION e			6,379,178	1.33

WHOLESALE TRADE-DURABLE GOODS *			4,262,110	0.89

WHOLESALE TRADE-NONDURABLE GOODS e*			2,212,745	0.46

		TOTAL COMMON STOCKS (Cost $480,491,013)	474,457,371	99.23

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$5,120,000	Federal Home Loan Bank (FHLB), 04/01/08	$5,120,000	1.07%

		5,120,000	1.07

Shares	Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
92,196,346	State Street Navigator Securities Lending
	Prime Portfolio	92,196,346	19.28

		92,196,346	19.28

	TOTAL SHORT-TERM INVESTMENTS (Cost $97,316,346)	97,316,346	20.35

	TOTAL PORTFOLIO (Cost $577,807,359)	571,773,717	119.58

	OTHER ASSETS & LIABILITIES, NET	(93,625,189)	(19.58)

	NET ASSETS	$478,148,528	100.00%

*	Non-income producing.

e	All or a portion of these securities are out on loan.

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

82	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

MID-CAP VALUE FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES *			$2,718,089	0.33%

APPAREL AND ACCESSORY STORES
244,759		Gap, Inc	4,816,857	0.59
	e*	Other	4,304,349	0.53

			9,121,206	1.12

APPAREL AND OTHER TEXTILE PRODUCTS e			1,881,465	0.23

AUTOMOTIVE DEALERS AND SERVICE STATIONS e			1,582,400	0.20

BUSINESS SERVICES
145,895	*	Affiliated Computer Services, Inc (Class A)	7,310,798	0.90
117,000	e*	CACI International, Inc (Class A)	5,329,350	0.66
209,245	e*	Computer Sciences Corp	8,535,104	1.05
590,300	e*	Interpublic Group of Cos, Inc	4,964,423	0.61
	e*	Other	17,128,457	2.11

			43,268,132	5.33

CHEMICALS AND ALLIED PRODUCTS
232,281		Alberto-Culver Co	6,366,822	0.78
141,096		Cytec Industries, Inc	7,598,020	0.94
152,614	*	PPG Industries, Inc	9,234,673	1.14
89,265	e	Rohm & Haas Co	4,827,451	0.60
	e*	Other	21,699,633	2.67

			49,726,599	6.13

COAL MINING			2,479,500	0.31

COMMUNICATIONS e*			18,345,992	2.26

DEPOSITORY INSTITUTIONS
668,000		Hudson City Bancorp, Inc	11,810,240	1.46
89,000	e	M&T Bank Corp	7,162,720	0.88
364,738	e	TCF Financial Corp	6,536,105	0.81
288,000	e	Valley National Bancorp	5,532,480	0.68
	e	Other	33,447,373	4.12

			64,488,918	7.95

EATING AND DRINKING PLACES
286,032		Darden Restaurants, Inc	9,310,342	1.15

			9,310,342	1.15

ELECTRIC, GAS, AND SANITARY SERVICES
492,397	*	Allied Waste Industries, Inc	5,322,812	0.66
149,735		American Electric Power Co, Inc	6,233,468	0.77
107,502		Constellation Energy Group, Inc	9,489,201	1.17
150,311	e	Integrys Energy Group, Inc	7,010,505	0.86
297,838	e	NorthWestern Corp	7,258,312	0.90
164,132	*	NRG Energy, Inc	6,399,507	0.79
152,614		PPL Corp	7,008,035	0.86
189,088	e	Progress Energy, Inc	7,884,970	0.97
125,000		Questar Corp	7,070,000	0.87
211,164		Southern Union Co	4,913,786	0.61
	e*	Other	41,004,026	5.05

			109,594,622	13.51

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
75,000		L-3 Communications Holdings, Inc	$8,200,500	1.01%
	e*	Other	15,073,577	1.86

			23,274,077	2.87

ENGINEERING AND MANAGEMENT SERVICES *			7,999,330	0.99

FABRICATED METAL PRODUCTS
438,646	*	Crown Holdings, Inc	11,036,333	1.36
		Other	5,421,249	0.67

			16,457,582	2.03

FOOD AND KINDRED PRODUCTS
360,000	e*	Smithfield Foods, Inc	9,273,600	1.14
	e	Other	16,846,150	2.08

			26,119,750	3.22

FOOD STORES
280,273		Kroger Co	7,118,934	0.88
		Other	1,956,765	0.24

			9,075,699	1.12

FURNITURE AND FIXTURES
340,000		Masco Corp	6,742,200	0.83

			6,742,200	0.83

FURNITURE AND HOME FURNISHINGS STORES e			776,100	0.10

GENERAL BUILDING CONTRACTORS
260,000		Ryland Group, Inc	8,551,400	1.05
69,000	e	Vinci S.A.	4,988,072	0.62

			13,539,472	1.67

GENERAL MERCHANDISE STORES			2,375,180	0.29

HEALTH SERVICES e*			7,091,140	0.87

HEAVY CONSTRUCTION, EXCEPT BUILDING e			2,604,683	0.32

HOLDING AND OTHER INVESTMENT OFFICES
64,300		Boston Properties, Inc	5,920,101	0.73
50,000	e	iShares Russell Midcap Value Index Fund	6,430,000	0.79
137,000	e	Plum Creek Timber Co, Inc	5,575,900	0.69
104,622		Vornado Realty Trust	9,019,463	1.11
	e,g,m,v*	Other	30,493,253	3.76

			57,438,717	7.08

HOTELS AND OTHER LODGING PLACES
90,000	e	Accor S.A.	6,572,963	0.81
113,000		Starwood Hotels & Resorts Worldwide, Inc	5,847,750	0.72
	*	Other	3,323,445	0.41

			15,744,158	1.94

INDUSTRIAL MACHINERY AND EQUIPMENT
174,000		Trane, Inc	7,986,600	0.98
	*	Other	12,817,490	1.58

			20,804,090	2.56

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report 83

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

MID-CAP VALUE FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

INSTRUMENTS AND RELATED PRODUCTS
340,742		Xerox Corp	$5,100,908	0.63%
	e*	Other	21,382,715	2.63

			26,483,623	3.26

INSURANCE AGENTS, BROKERS AND SERVICE			7,036,065	0.87

INSURANCE CARRIERS
103,900		ACE Ltd	5,720,734	0.70
196,000	e	Principal Financial Group	10,921,120	1.35
	e*	Other	31,216,241	3.85

			47,858,095	5.90

METAL MINING
200,606		Anglo American plc	12,055,462	1.49
	e	Other	5,061,187	0.62

			17,116,649	2.11

MISCELLANEOUS RETAIL e*			5,771,774	0.71

MOTION PICTURES e*			4,101,971	0.51

NONDEPOSITORY INSTITUTIONS
110,000	e	Capital One Financial Corp	5,414,200	0.67
	*	Other	4,302,558	0.53

			9,716,758	1.20

OIL AND GAS EXTRACTION *			11,066,470	1.36

PAPER AND ALLIED PRODUCTS
145,895		Greif, Inc (Class A)	9,910,647	1.22
	e	Other	4,248,446	0.53

			14,159,093	1.75

PETROLEUM AND COAL PRODUCTS
89,000		Hess Corp	7,848,020	0.97
116,140		Noble Energy, Inc	8,454,992	1.04
	e*	Other	8,789,105	1.08

			25,092,117	3.09

PRIMARY METAL INDUSTRIES			12,694,654	1.56

PRINTING AND PUBLISHING e*			4,792,847	0.59

RAILROAD TRANSPORTATION
152,000		CSX Corp	8,522,640	1.05
		Other	1,575,280	0.19

			10,097,920	1.24

REAL ESTATE*			382,543	0.05

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			3,139,068	0.39

SECURITY AND COMMODITY BROKERS e			14,679,370	1.81

TOBACCO PRODUCTS
77,747		Loews Corp (Carolina Group)	5,640,545	0.70
	e	Other	1,329,558	0.16

			6,970,103	0.86

Shares		Company	Value	% of net assets

TRANSPORTATION BY AIR e*			$6,783,123	0.84%

TRANSPORTATION EQUIPMENT
119,980	e	Autoliv, Inc	6,022,996	0.74
	e*	Other	16,779,679	2.07

			22,802,675	2.81

WATER TRANSPORTATION e			7,081,455	0.87

WHOLESALE TRADE-DURABLE GOODS			2,514,120	0.31

WHOLESALE TRADE-NONDURABLE GOODS e,v			6,976,467	0.86

	TOTAL COMMON STOCKS
		(Cost $814,958,857)	789,876,403	97.36

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$18,340,000		Federal Home Loan Bank (FHLB), 04/01/08	18,340,000	2.26

			18,340,000	2.26

Shares		Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
150,822,773		State Street Navigator Securities Lending
		Prime Portfolio	150,822,773	18.59

			150,822,773	18.59

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $169,162,773)	169,162,773	20.85

	TOTAL PORTFOLIO
		(Cost $984,121,630)	959,039,176	118.21
		OTHER ASSETS & LIABILITIES, NET	(147,723,175)	(18.21)

	NET ASSETS		$811,316,001	100.00%

*	Non-income producing.

e	All or a portion of these securities are out on loan.

g

Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $0 or 0.00% of net assets.

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

84	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SMALL-CAP EQUITY FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-CROPS e*			$476,066	0.10%

AGRICULTURAL PRODUCTION-LIVESTOCK e			1,276,384	0.27

AMUSEMENT AND RECREATION SERVICES e*			1,617,304	0.34

APPAREL AND ACCESSORY STORES e*			6,750,951	1.41

APPAREL AND OTHER TEXTILE PRODUCTS e*			4,242,217	0.89

AUTO REPAIR, SERVICES AND PARKING *			20,405	0.00	**

BUILDING MATERIALS AND GARDEN SUPPLIES *			1,222	0.00	**

BUSINESS SERVICES
97,000	e*	Gartner, Inc	1,875,980	0.39
72,343	*	Progress Software Corp	2,164,503	0.45
48,909	e*	SPSS, Inc	1,896,691	0.40
73,368	*	Sybase, Inc	1,929,578	0.40
	e*	Other	46,788,273	9.77

			54,655,025	11.41

CHEMICALS AND ALLIED PRODUCTS
50,190		Arch Chemicals, Inc	1,870,079	0.39
31,595		CF Industries Holdings, Inc	3,273,874	0.69
45,621		Koppers Holdings, Inc	2,021,467	0.42
61,486	e*	OSI Pharmaceuticals, Inc	2,298,962	0.48
68,273		Perrigo Co	2,575,940	0.54
	e*	Other	26,252,174	5.48

			38,292,496	8.00

COAL MINING
45,217	*	Alpha Natural Resources, Inc	1,964,226	0.41

			1,964,226	0.41

COMMUNICATIONS
29,794	e*	Anixter International, Inc	1,908,008	0.40
462,305	*	Cincinnati Bell, Inc	1,969,419	0.41
	e*	Other	9,541,947	1.99

			13,419,374	2.80

DEPOSITORY INSTITUTIONS
153,645	e	First Niagara Financial Group, Inc	2,088,036	0.44
70,333	e	Prosperity Bancshares, Inc	2,015,744	0.42
	e*	Other	28,861,557	6.02

			32,965,337	6.88

EATING AND DRINKING PLACES e*			6,056,526	1.26

EDUCATIONAL SERVICES e*			2,118,962	0.44

ELECTRIC, GAS, AND SANITARY SERVICES
80,962		Portland General Electric Co	1,825,693	0.38
77,747		Southwest Gas Corp	2,173,806	0.45
	e*	Other	8,042,478	1.68

			12,041,977	2.51

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
41,800	e	Acuity Brands, Inc	$1,795,310	0.38%
87,800	*	Polycom, Inc	1,979,012	0.41
83,473		Technitrol, Inc	1,930,730	0.40
	e*	Other	23,804,543	4.97

			29,509,595	6.16

ENGINEERING AND MANAGEMENT SERVICES
118,300	e*	SAIC, Inc	2,199,197	0.46
	e*	Other	9,097,372	1.90

			11,296,569	2.36

FABRICATED METAL PRODUCTS e*			4,793,532	1.00

FOOD AND KINDRED PRODUCTS e*			4,297,217	0.90

FOOD STORES e			1,097,949	0.23

FURNITURE AND FIXTURES e			1,551,334	0.32

FURNITURE AND HOME FURNISHINGS STORES			1,275,712	0.27

GENERAL BUILDING CONTRACTORS *			2,588,386	0.54

GENERAL MERCHANDISE STORES e*			1,497,692	0.31

HEALTH SERVICES e*			2,216,081	0.46

HEAVY CONSTRUCTION, EXCEPT BUILDING e*			1,981,892	0.41

HOLDING AND OTHER INVESTMENT OFFICES
141,891		DiamondRock Hospitality Co	1,797,759	0.38
58,800		Highwoods Properties, Inc	1,826,916	0.38
43,439	e	Potlatch Corp	1,792,728	0.37
115,082		Sunstone Hotel Investors, Inc	1,842,463	0.38
45,822	e	Tanger Factory Outlet Centers, Inc	1,762,772	0.37
36,100	e	iShares Russell 2000 Index Fund	2,473,211	0.52
	e	Other	19,501,580	4.07

			30,997,429	6.47

HOTELS AND OTHER LODGING PLACES e*			1,107,448	0.23

INDUSTRIAL MACHINERY AND EQUIPMENT
136,500	*	Emulex Corp	2,216,760	0.46
62,675	e*	EnPro Industries, Inc	1,954,833	0.41
54,956	*	Micros Systems, Inc	1,849,819	0.39
	e*	Other	20,876,999	4.36

			26,898,411	5.62

INSTRUMENTS AND RELATED PRODUCTS
42,769	d*	Hologic, Inc	2,377,956	0.50
40,870	e*	Illumina, Inc	3,102,033	0.65
72,244		STERIS Corp	1,938,306	0.40
42,741	*	Teledyne Technologies, Inc	2,008,827	0.42
40,719	*	Varian, Inc	2,358,444	0.49
	e*	Other	21,859,923	4.56

			33,645,489	7.02

INSURANCE AGENTS, BROKERS AND SERVICE *			1,328,430	0.28

INSURANCE CARRIERS e*			17,198,891	3.59

LEATHER AND LEATHER PRODUCTS			1,015,350	0.21

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report 85

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SMALL-CAP EQUITY FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

LEGAL SERVICES e*			$879,746	0.18%

LOCAL AND INTERURBAN PASSENGER TRANSIT e*			530,835	0.11

METAL MINING e*			2,920,326	0.61

MISCELLANEOUS MANUFACTURING INDUSTRIES e*			3,504,776	0.73

MISCELLANEOUS RETAIL
21,355	e*	Priceline.com, Inc	2,580,965	0.54
	e*	Other	4,883,705	1.02

			7,464,670	1.56

MOTION PICTURES e*			330,443	0.07

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS e*			338,560	0.07

NONDEPOSITORY INSTITUTIONS e			1,177,740	0.25

OIL AND GAS EXTRACTION
23,300	*	Atwood Oceanics, Inc	2,137,076	0.45
82,500	*	Bois d’Arc Energy, Inc	1,772,925	0.37
125,900	e*	Petroquest Energy, Inc	2,183,106	0.45
43,300	*	Stone Energy Corp	2,265,023	0.47
27,800	e*	W-H Energy Services, Inc	1,914,030	0.40
	e,m,v*	Other	14,558,402	3.04

			24,830,562	5.18

PAPER AND ALLIED PRODUCTS
28,043		Greif, Inc (Class A)	1,904,961	0.40
59,773		Rock-Tenn Co (Class A)	1,791,397	0.38
	*	Other	1,216,440	0.25

			4,912,798	1.03

PERSONAL SERVICES e			181,335	0.04

PETROLEUM AND COAL PRODUCTS e			847,197	0.18

PRIMARY METAL INDUSTRIES e*			8,715,859	1.82

PRINTING AND PUBLISHING e*			4,202,480	0.88

REAL ESTATE e*			873,046	0.18

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
63,100		Tupperware Corp	2,440,708	0.51
	e*	Other	3,375,307	0.70

			5,816,015	1.21

SECURITY AND COMMODITY BROKERS
67,600		Waddell & Reed Financial, Inc (Class A)	2,171,988	0.45
	e*	Other	4,284,004	0.90

			6,455,992	1.35

SOCIAL SERVICES *			375,413	0.08

SPECIAL TRADE CONTRACTORS
83,620	*	EMCOR Group, Inc	1,857,200	0.39
	e*	Other	3,646,689	0.76

			5,503,889	1.15

STONE, CLAY, AND GLASS PRODUCTS e			925,540	0.19

TEXTILE MILL PRODUCTS e*			152,724	0.03

TOBACCO PRODUCTS e			1,271,282	0.27

Shares		Company	Value	% of net assets

TRANSPORTATION BY AIR e*			$1,130,471	0.24%

TRANSPORTATION EQUIPMENT e*			10,938,805	2.28

TRANSPORTATION SERVICES
79,633	*	Lear Corp	2,063,291	0.43
	e*	Other	2,991,393	0.63

			5,054,684	1.06

TRUCKING AND WAREHOUSING e			1,539,739	0.32

WATER TRANSPORTATION e*			2,499,432	0.52

WHOLESALE TRADE-DURABLE GOODS
67,899		Applied Industrial Technologies, Inc	2,029,501	0.42
	e*	Other	6,937,905	1.45

			8,967,406	1.87

WHOLESALE TRADE-NONDURABLE GOODS
70,200	e*	Terra Industries, Inc	2,494,206	0.52
37,403	e*	United Stationers, Inc	1,784,123	0.37
		e* Other	7,683,198	1.61

			11,961,527	2.50

	TOTAL COMMON STOCKS
		(Cost $517,746,247)	474,499,171	99.06

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$2,240,000		Federal Home Loan Bank (FHLB), 04/01/08	2,240,000	0.47

			2,240,000	0.47

Shares		Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
144,512,436		State Street Navigator Securities Lending
		Prime Portfolio	144,512,436	30.17

			144,512,436	30.17

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $146,752,436)	146,752,436	30.64

	TOTAL PORTFOLIO
		(Cost $664,498,683)	621,251,607	129.70

	OTHER ASSETS & LIABILITIES, NET		(142,264,238)	(29.70)

	NET ASSETS		$478,987,369	100.00%

*	Non-income producing.

**	Percentage represents less than 0.01%.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $133,440.

e	All or a portion of these securities are out on loan.

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

86	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

LARGE-CAP GROWTH INDEX FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES e*			$2,012,581	0.55%

APPAREL AND ACCESSORY STORES e*			2,554,989	0.70

APPAREL AND OTHER TEXTILE PRODUCTS e			425,016	0.12

AUTO REPAIR, SERVICES AND PARKING *			136,483	0.04

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			955,628	0.26

BUILDING MATERIALS AND GARDEN SUPPLIES
78,800		Lowe’s Cos, Inc	1,807,672	0.50
	e	Other	1,732,085	0.47

			3,539,757	0.97

BUSINESS SERVICES
59,686	*	eBay, Inc	1,781,030	0.49
12,031	*	Google, Inc (Class A)	5,299,295	1.46
430,981		Microsoft Corp	12,231,241	3.36
201,519	*	Oracle Corp	3,941,712	1.08
63,685	*	Yahoo!, Inc	1,842,407	0.50
	e*	Other	16,372,796	4.50

			41,468,481	11.39

CHEMICALS AND ALLIED PRODUCTS
80,875	*	Abbott Laboratories	4,460,256	1.23
40,618	*	Amgen, Inc	1,697,020	0.47
102,792		Bristol-Myers Squibb Co	2,189,470	0.60
24,681		Colgate-Palmolive Co	1,922,897	0.52
24,426	*	Genentech, Inc	1,982,903	0.55
48,717	*	Gilead Sciences, Inc	2,510,387	0.69
93,987		Merck & Co, Inc	3,566,807	0.98
28,497		Monsanto Co	3,177,416	0.87
65,470	*	Procter & Gamble Co	4,587,483	1.26
	e*	Other	14,771,284	4.06

			40,865,923	11.23

COAL MINING e			1,836,435	0.50

COMMUNICATIONS
94,909		Comcast Corp (Class A)	1,835,540	0.51
	e*	Other	5,138,556	1.41

			6,974,096	1.92

DEPOSITORY INSTITUTIONS e			4,110,011	1.13

EATING AND DRINKING PLACES e *			3,292,634	0.91

EDUCATIONAL SERVICES e*			504,476	0.14

ELECTRIC, GAS, AND SANITARY SERVICES e*			6,374,480	1.75

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
45,407	*	Apple Computer, Inc	6,515,905	1.79
318,769	*	Cisco Systems, Inc	7,679,145	2.11
35,040		Honeywell International, Inc	1,976,957	0.54
305,055		Intel Corp	6,461,065	1.78
87,168		Qualcomm, Inc	3,573,888	0.98
69,469	*	Texas Instruments, Inc	1,963,889	0.54
	e*	Other	9,394,739	2.58

			37,565,588	10.32

Shares			Company	Value	% of net assets

ENGINEERING AND MANAGEMENT SERVICES e*				$5,217,805	1.43%

FABRICATED METAL PRODUCTS e*				1,574,487	0.43

FOOD AND KINDRED PRODUCTS
80,045			Coca-Cola Co	4,872,339	1.34
85,524		*	PepsiCo, Inc	6,174,833	1.70
		e*	Other	3,878,231	1.06

				14,925,403	4.10

FOOD STORES e*				872,775	0.24

FORESTRY				10,773	0.00	**

FURNITURE AND FIXTURES e*				944,658	0.26

FURNITURE AND HOME FURNISHINGS STORES e*				1,005,083	0.28

GENERAL BUILDING CONTRACTORS e*				135,214	0.04

GENERAL MERCHANDISE STORES
44,653			Target Corp	2,263,014	0.62
92,921			Wal-Mart Stores, Inc	4,895,078	1.34
		e*	Other	2,571,542	0.71

				9,729,634	2.67

HEALTH SERVICES e*				6,134,762	1.69

HEAVY CONSTRUCTION, EXCEPT BUILDING *				418,648	0.12

HOLDING AND OTHER INVESTMENT OFFICES e*				4,648,232	1.28

HOTELS AND OTHER LODGING PLACES e*				2,317,996	0.64

INDUSTRIAL MACHINERY AND EQUIPMENT
33,412			Caterpillar, Inc	2,615,825	0.72
118,647		*	Dell, Inc	2,363,448	0.65
59,534	d	*	General Electric Co	2,203,353	0.61
129,451		*	Hewlett-Packard Co	5,910,733	1.62
57,092		*	International Business Machines Corp	6,573,575	1.81
		e*	Other	10,337,617	2.84

				30,004,551	8.25

INSTRUMENTS AND RELATED PRODUCTS
34,033			Baxter International, Inc	1,967,788	0.54
34,363			Emerson Electric Co	1,768,320	0.49
56,806			Johnson & Johnson	3,685,005	1.01
60,256			Medtronic, Inc	2,914,583	0.80
		e*	Other	11,835,843	3.25

				22,171,539	6.09

INSURANCE AGENTS, BROKERS AND SERVICE e				117,420	0.03

INSURANCE CARRIERS
65,317			UnitedHealth Group, Inc	2,244,292	0.61
			e* Other	4,356,579	1.20

				6,600,871	1.81

LEATHER AND LEATHER PRODUCTS e*				626,248	0.17

METAL MINING e*				2,881,812	0.79

MISCELLANEOUS MANUFACTURING INDUSTRIES				248,822	0.07

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	87

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

LARGE-CAP GROWTH INDEX FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

MISCELLANEOUS RETAIL
52,231		Walgreen Co	$1,989,479	0.55%
	e*	Other	5,405,574	1.48

			7,395,053	2.03

MOTION PICTURES e*			3,422,530	0.94

NONDEPOSITORY INSTITUTIONS
54,045	*	American Express Co	2,362,847	0.65
	e*	Other	1,583,024	0.43

			3,945,871	1.08

NONMETALLIC MINERALS, EXCEPT FUELS e			363,673	0.10

OIL AND GAS EXTRACTION
47,789		Halliburton Co	1,879,541	0.52
61,874	*	Schlumberger Ltd	5,383,038	1.48
16,181		Transocean, Inc	2,187,671	0.60
	e*	Other	12,753,431	3.50

			22,203,681	6.10

PAPER AND ALLIED PRODUCTS e*			835,478	0.23

PERSONAL SERVICES e			597,567	0.16

PETROLEUM AND COAL PRODUCTS
57,314		Exxon Mobil Corp	4,847,618	1.33
	e*	Other	2,232,681	0.62

			7,080,299	1.95

PRIMARY METAL INDUSTRIES
82,231		Corning, Inc	1,976,833	0.54
	e*	Other	2,223,332	0.61

			4,200,165	1.15

PRINTING AND PUBLISHING e*			1,150,307	0.32

RAILROAD TRANSPORTATION e*			3,563,058	0.98

REAL ESTATE e*			673,756	0.19

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS *			1,787,067	0.49

SECURITY AND COMMODITY BROKERS e*			10,396,685	2.86

SPECIAL TRADE CONTRACTORS e*			204,522	0.06

STONE, CLAY, AND GLASS PRODUCTS
35,348		3M Co	2,797,794	0.77
	e*	Other	639,384	0.18

			3,437,178	0.95

TOBACCO PRODUCTS
62,719	*	Philip Morris International, Inc	3,172,327	0.87
	e*	Other	1,881,881	0.52

			5,054,208	1.39

TRANSPORTATION BY AIR e*			1,899,753	0.52

Shares		Company	Value	% of net assets

TRANSPORTATION EQUIPMENT
41,216		Boeing Co	$3,065,234	0.84%
18,398		Lockheed Martin Corp	1,826,921	0.51
31,731		United Technologies Corp	2,183,727	0.60
	e*	Other	3,903,909	1.07

			10,979,791	3.02

TRANSPORTATION SERVICES			1,135,920	0.31

TRUCKING AND WAREHOUSING
35,248		United Parcel Service, Inc (Class B)	2,573,809	0.71
	e	Other	378,315	0.10

			2,952,124	0.81

WATER TRANSPORTATION e*			660,141	0.18

WHOLESALE TRADE-DURABLE GOODS e*			1,057,894	0.29

WHOLESALE TRADE-NONDURABLE GOODS e*			3,006,167	0.83

		TOTAL COMMON STOCKS
		(Cost $360,163,836)	361,206,199	99.26

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES +			980,000	0.27

Shares		Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
27,268,475		State Street Navigator Securities Lending
		Prime Portfolio	27,268,475	7.49

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $28,248,475)	28,248,475	7.76

		TOTAL PORTFOLIO
		(Cost $388,412,311)	389,454,674	107.02
		OTHER ASSETS & LIABILITIES, NET	(25,540,230)	(7.02)

		NET ASSETS	$363,914,444	100.00%

*	Non-income producing.

**	Percentage represents less than 0.01%.

+	Notes mature 04/01/08.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $136,937.

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

88	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

LARGE-CAP VALUE INDEX FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
74,135	e*	Walt Disney Co	$2,326,356	0.54%
	e	Other	102,137	0.02

			2,428,493	0.56

APPAREL AND ACCESSORY STORES e*			876,799	0.20

APPAREL AND OTHER TEXTILE PRODUCTS e			684,751	0.16

AUTO REPAIR, SERVICES AND PARKING e*			335,972	0.08

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			238,882	0.05

BUILDING MATERIALS AND GARDEN SUPPLIES e			1,326,058	0.30

BUSINESS SERVICES e*			4,811,881	1.11

CHEMICALS AND ALLIED PRODUCTS
63,865	e	Dow Chemical Co	2,353,425	0.54
52,322	e*	Du Pont (E.I.) de Nemours & Co	2,446,577	0.56
471,666		Pfizer, Inc	9,871,969	2.27
127,927	*	Procter & Gamble Co	8,963,845	2.06
42,661		Wyeth	1,781,523	0.41
	e*	Other	10,098,471	2.32

			35,515,810	8.16

COMMUNICATIONS
414,849		AT&T, Inc	15,888,717	3.65
194,535		Verizon Communications, Inc	7,090,801	1.63
	e	Other	7,510,745	1.72

			30,490,263	7.00

DEPOSITORY INSTITUTIONS
298,730	e	Bank of America Corp	11,324,854	2.60
49,301		Bank of New York Mellon Corp	2,057,331	0.47
350,155	e	Citigroup, Inc	7,500,320	1.72
229,934	e	JPMorgan Chase & Co	9,875,665	2.27
116,539	e	US Bancorp	3,771,202	0.87
133,252	e	Wachovia Corp	3,597,804	0.83
227,641	e	Wells Fargo & Co	6,624,353	1.52
	e*	Other	14,116,441	3.24

			58,867,970	13.52

EATING AND DRINKING PLACES
63,318	e*	McDonald’s Corp	3,531,245	0.81

			3,531,245	0.81

ELECTRIC, GAS, AND SANITARY SERVICES
24,835	e	Exelon Corp	2,018,340	0.46
50,688	e	Southern Co	1,805,000	0.42
	e*	Other	25,328,902	5.82

			29,152,242	6.70

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT e*			6,934,043	1.59

ENGINEERING AND MANAGEMENT SERVICES e*			618,270	0.14

FABRICATED METAL PRODUCTS e*			2,184,848	0.50

Shares		Company	Value	% of net assets

FOOD AND KINDRED PRODUCTS
43,905	*	Archer Daniels Midland Co	$1,807,130	0.41%
52,701		Coca-Cola Co	3,207,910	0.74
107,597	e	Kraft Foods, Inc (Class A)	3,336,583	0.77
	e*	Other	8,556,495	1.96

			16,908,118	3.88

FOOD STORES e			1,694,858	0.39

FORESTRY e*			1,152,582	0.27

FURNITURE AND FIXTURES e*			1,104,119	0.25

FURNITURE AND HOME FURNISHINGS STORES e*			314,518	0.07

GENERAL BUILDING CONTRACTORS e*			1,462,080	0.34

GENERAL MERCHANDISE STORES
43,103		Wal-Mart Stores, Inc	2,270,666	0.52
	e*	Other	1,494,250	0.35

			3,764,916	0.87

HEALTH SERVICES e*			1,984,810	0.46

HOLDING AND OTHER INVESTMENT OFFICES
123,717	i	Shares Russell 1000 Value Index Fund	9,048,661	2.08
	e*	Other	11,012,350	2.53

			20,061,011	4.61

HOTELS AND OTHER LODGING PLACES e			260,000	0.06

INDUSTRIAL MACHINERY AND EQUIPMENT
28,776	e	Deere & Co	2,314,741	0.53
615,206	d*	General Electric Co	22,768,774	5.23
18,722	*	International Business Machines Corp	2,155,651	0.50
	e*	Other	4,273,840	0.98

			31,513,006	7.24

INSTRUMENTS AND RELATED PRODUCTS
121,745		Johnson & Johnson	7,897,598	1.82
	e*	Other	6,016,416	1.38

			13,914,014	3.20

INSURANCE AGENTS, BROKERS AND SERVICE e			3,629,444	0.83

INSURANCE CARRIERS
38,066		Allstate Corp	1,829,452	0.42
140,192	e	American International Group, Inc	6,063,304	1.39
31,802		Metlife, Inc	1,916,389	0.44
41,780		Travelers Cos, Inc	1,999,173	0.46
	e*	Other	17,089,321	3.93

			28,897,639	6.64

LUMBER AND WOOD PRODUCTS e			54,814	0.01

METAL MINING e			1,216,429	0.28

MISCELLANEOUS MANUFACTURING INDUSTRIES e			2,642,309	0.61

MISCELLANEOUS RETAIL
45,793		CVS Corp	1,855,074	0.43
	e*	Other	811,424	0.18

			2,666,498	0.61

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	89

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

LARGE-CAP VALUE INDEX FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

MOTION PICTURES
206,492		Time Warner, Inc	$2,895,018	0.67%
	e*	Other	2,059,726	0.47

			4,954,744	1.14

NONDEPOSITORY INSTITUTIONS e*			5,171,927	1.19

OIL AND GAS EXTRACTION
30,869		Anadarko Petroleum Corp	1,945,673	0.45
	e*	Other	3,549,141	0.81

			5,494,814	1.26

PAPER AND ALLIED PRODUCTS e*			2,833,484	0.65

PERSONAL SERVICES e			245,635	0.06

PETROLEUM AND COAL PRODUCTS
22,338		Apache Corp	2,698,877	0.62
144,517	e	Chevron Corp	12,335,971	2.83
109,996		ConocoPhillips	8,382,795	1.93
29,912	e	Devon Energy Corp	3,120,719	0.72
16,438	e	EOG Resources, Inc	1,972,560	0.45
286,418		Exxon Mobil Corp	24,225,234	5.56
48,403		Marathon Oil Corp	2,207,177	0.51
55,880	*	Occidental Petroleum Corp	4,088,740	0.94
	e*	Other	4,548,413	1.04

			63,580,486	14.60

PIPELINES, EXCEPT NATURAL GAS e			958,321	0.22

PRIMARY METAL INDUSTRIES
54,194	e	Alcoa, Inc	1,954,236	0.45
	e*	Other	2,571,457	0.59

			4,525,693	1.04

PRINTING AND PUBLISHING e*			1,621,986	0.37

RAILROAD TRANSPORTATION e*			3,034,196	0.70

REAL ESTATE e*			53,706	0.01

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS e			432,496	0.10

SECURITY AND COMMODITY BROKERS
15,451		Goldman Sachs Group, Inc	2,555,441	0.59
48,409	e	Merrill Lynch & Co, Inc	1,972,183	0.45
66,722		Morgan Stanley	3,049,195	0.70
	e*	Other	3,551,961	0.82

			11,128,780	2.56

STONE, CLAY, AND GLASS PRODUCTS e*			633,600	0.15

TOBACCO PRODUCTS
60,410	*	Philip Morris International, Inc	3,055,538	0.70
	e*	Other	1,821,547	0.42

			4,877,085	1.12

TRANSPORTATION BY AIR e*			937,664	0.22

Shares		Company	Value	% of net assets

TRANSPORTATION EQUIPMENT
23,414		General Dynamics Corp	$1,952,025	0.45%
25,784		United Technologies Corp	1,774,455	0.41
	e*	Other	4,804,032	1.10

			8,530,512	1.96

TRANSPORTATION SERVICES e			65,169	0.01

TRUCKING AND WAREHOUSING e*			88,162	0.01

WATER TRANSPORTATION e			1,380,702	0.32

WHOLESALE TRADE-DURABLE GOODS e*			965,407	0.22

WHOLESALE TRADE-NONDURABLE GOODS e			315,003	0.07

		TOTAL COMMON STOCKS
		(Cost $459,647,984)	433,068,264	99.48

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES +			790,000	0.18

Shares		Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
32,610,488		State Street Navigator Securities Lending
		Prime Portfolio	32,610,488	7.49

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $33,400,488)	33,400,488	7.67

		TOTAL PORTFOLIO
		(Cost $493,048,472)	466,468,752	107.15
		OTHER ASSETS & LIABILITIES, NET	(31,113,967)	(7.15)

		NET ASSETS	$435,354,785	100.00%

*	Non-income producing

+	Notes mature 04/01/08.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $29,608.

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

90	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

EQUITY INDEX FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-CROPS e*			$63,899	0.01%

AGRICULTURAL PRODUCTION-LIVESTOCK e			125,975	0.01

AGRICULTURAL SERVICES e*			13,288	0.00	**

AMUSEMENT AND RECREATION SERVICES
161,748	*	Walt Disney Co	5,075,652	0.43
	e*	Other	1,773,060	0.15

			6,848,712	0.58

APPAREL AND ACCESSORY STORES e*			6,300,075	0.54

APPAREL AND OTHER TEXTILE PRODUCTS e*			1,946,480	0.17

AUTO REPAIR, SERVICES AND PARKING e*			924,709	0.08

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			2,004,348	0.17

BUILDING MATERIALS AND GARDEN SUPPLIES e*			7,103,333	0.61

BUSINESS SERVICES
18,609	*	Google, Inc (Class A)	8,196,706	0.70
667,455		Microsoft Corp	18,942,373	1.61
314,519	*	Oracle Corp	6,151,992	0.52
	e*	Other	46,348,433	3.96

			79,639,504	6.79

CHEMICALS AND ALLIED PRODUCTS
124,725	*	Abbott Laboratories	6,878,584	0.59
81,080	*	Eli Lilly & Co	4,182,917	0.36
176,342		Merck & Co, Inc	6,692,179	0.57
44,306		Monsanto Co	4,940,119	0.42
571,865		Pfizer, Inc	11,969,134	1.02
255,942	*	Procter & Gamble Co	17,933,856	1.53
108,830		Wyeth	4,544,741	0.39
	e*	Other	55,754,870	4.74

			112,896,400	9.62

COAL MINING e*			3,125,890	0.27

COMMUNICATIONS
501,089		AT&T, Inc	19,191,709	1.64
239,271		Comcast Corp (Class A)	4,627,501	0.39
236,803		Verizon Communications, Inc	8,631,469	0.74
	e*	Other	16,942,792	1.44

			49,393,471	4.21

DEPOSITORY INSTITUTIONS
360,863		Bank of America Corp	13,680,316	1.17
423,144		Citigroup, Inc	9,063,744	0.77
277,701		JPMorgan Chase & Co	11,927,258	1.02
142,088		US Bancorp	4,597,968	0.39
162,286		Wachovia Corp	4,381,722	0.37
276,106		Wells Fargo & Co	8,037,446	0.69
	e*	Other	32,533,797	2.77

			84,222,251	7.18

Shares		Company	Value	% of net assets

EATING AND DRINKING PLACES
97,079	*	McDonald’s Corp	$5,414,096	0.46%
	e*	Other	5,264,330	0.45

			10,678,426	0.91

EDUCATIONAL SERVICES e*			1,218,071	0.10

ELECTRIC, GAS, AND SANITARY SERVICES
54,880		Exelon Corp	4,460,098	0.38
	e*	Other	44,146,969	3.76

			48,607,067	4.14

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
70,247	*	Apple Computer, Inc	10,080,445	0.86
493,761	*	Cisco Systems, Inc	11,894,702	1.01
472,437		Intel Corp	10,006,216	0.85
136,041		Qualcomm, Inc	5,577,681	0.48
	e*	Other	34,920,376	2.98

			72,479,420	6.18

ENGINEERING AND MANAGEMENT SERVICES e*			11,202,984	0.96

FABRICATED METAL PRODUCTS e*			6,372,139	0.54

FOOD AND KINDRED PRODUCTS
188,146		Coca-Cola Co	11,452,447	0.98
130,381		Kraft Foods, Inc (Class A)	4,043,115	0.34
132,471	*	PepsiCo, Inc	9,564,406	0.82
	e*	Other	19,520,599	1.66

			44,580,567	3.80

FOOD STORES e*			3,732,077	0.32

FORESTRY *			1,399,022	0.12

FURNITURE AND FIXTURES e*			3,220,441	0.27

FURNITURE AND HOME FURNISHINGS STORES e*			2,030,471	0.17

GENERAL BUILDING CONTRACTORS e*			2,700,363	0.23

GENERAL MERCHANDISE STORES
195,781		Wal-Mart Stores, Inc	10,313,743	0.88
	e*	Other	9,547,965	0.81

			19,861,708	1.69

HEALTH SERVICES e*			13,573,176	1.16

HEAVY CONSTRUCTION, EXCEPT BUILDING e*			786,223	0.07

HOLDING AND OTHER INVESTMENT OFFICES
101,300	e	iShares Russell 3000 Index Fund	7,720,073	0.66
	e*	Other	24,677,387	2.10

			32,397,460	2.76

HOTELS AND OTHER LODGING PLACES e*			4,361,477	0.37

INDUSTRIAL MACHINERY AND EQUIPMENT
51,554		Caterpillar, Inc	4,036,163	0.34
836,516	*	General Electric Co	30,959,457	2.64
200,484	*	Hewlett-Packard Co	9,154,099	0.78
111,040	*	International Business Machines Corp	12,785,257	1.09
	e*	Other	31,716,139	2.71

			88,651,115	7.56

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	91

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

EQUITY INDEX FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

INSTRUMENTS AND RELATED PRODUCTS
235,740		Johnson & Johnson	$15,292,454	1.30%
93,678		Medtronic, Inc	4,531,205	0.39
	e*	Other	36,991,414	3.15

			56,815,073	4.84

INSURANCE AGENTS, BROKERS AND SERVICE e*			4,766,802	0.41

INSURANCE CARRIERS
182,124		American International Group, Inc	7,876,863	0.67
	e*	Other	40,827,057	3.48

			48,703,920	4.15

JUSTICE, PUBLIC ORDER AND SAFETY *			111,769	0.01

LEATHER AND LEATHER PRODUCTS e*			1,324,194	0.11

LEGAL SERVICES e*			295,501	0.03

LOCAL AND INTERURBAN PASSENGER TRANSIT e*			16,542	0.00	**

LUMBER AND WOOD PRODUCTS e*			234,754	0.02

METAL MINING e*			6,469,233	0.55

MISCELLANEOUS MANUFACTURING INDUSTRIES e*			3,954,541	0.34

MISCELLANEOUS RETAIL
119,335		CVS Corp	4,834,261	0.41
	e*	Other	10,888,447	0.93

			15,722,708	1.34

MOTION PICTURES
289,230		Time Warner, Inc	4,055,005	0.35
	e*	Other	7,696,718	0.65

			11,751,723	1.00

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS e*			24,347	0.00	**

NONDEPOSITORY INSTITUTIONS e*			13,198,127	1.13

NONMETALLIC MINERALS, EXCEPT FUELS e*			837,072	0.07

OIL AND GAS EXTRACTION
95,784	*	Schlumberger Ltd	8,333,208	0.71
	e*	Other	37,711,763	3.22

			46,044,971	3.93

PAPER AND ALLIED PRODUCTS e*			5,368,640	0.46

PERSONAL SERVICES e*			1,634,416	0.14

PETROLEUM AND COAL PRODUCTS
174,749		Chevron Corp	14,916,575	1.27
132,915		ConocoPhillips	10,129,452	0.86
435,014		Exxon Mobil Corp	36,793,484	3.14
68,071	*	Occidental Petroleum Corp	4,980,755	0.43
	e*	Other	21,091,684	1.80

			87,911,950	7.50

Shares		Company	Value	% of net assets

PIPELINES, EXCEPT NATURAL GAS			$1,155,450	0.10%

PRIMARY METAL INDUSTRIES e*			13,498,481	1.15

PRINTING AND PUBLISHING e*			4,586,376	0.39

RAILROAD TRANSPORTATION e*			9,280,526	0.79

REAL ESTATE e*			1,303,489	0.11

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS e*			3,975,711	0.34

SECURITY AND COMMODITY BROKERS
33,245		Goldman Sachs Group, Inc	5,498,391	0.47
	e*	Other	25,232,717	2.15

			30,731,108	2.62

SOCIAL SERVICES e*			160,607	0.01

SPECIAL TRADE CONTRACTORS e*			726,733	0.06

STONE, CLAY, AND GLASS PRODUCTS
58,314		3M Co	4,615,553	0.39
	e*	Other	1,648,008	0.14

			6,263,561	0.53

TEXTILE MILL PRODUCTS e*			27,184	0.00	**

TOBACCO PRODUCTS
170,296	*	Philip Morris International, Inc	8,613,572	0.73
	e	Other	5,317,560	0.46

			13,931,132	1.19

TRANSPORTATION BY AIR e*			4,744,001	0.40

TRANSPORTATION EQUIPMENT
63,711		Boeing Co	4,738,187	0.40
80,441		United Technologies Corp	5,535,950	0.47
	e*	Other	18,840,781	1.61

			29,114,918	2.48

TRANSPORTATION SERVICES e*			2,325,315	0.20

TRUCKING AND WAREHOUSING e*			5,131,431	0.44

WATER TRANSPORTATION e*			3,502,492	0.30

WHOLESALE TRADE-DURABLE GOODS e*			3,984,682	0.34

WHOLESALE TRADE-NONDURABLE GOODS e*			6,579,334	0.56

	TOTAL COMMON STOCKS
		(Cost $976,312,109)	1,168,669,356	99.62

92	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

EQUITY INDEX FUND ▪ MARCH 31, 2008

Shares	Company	Value	% of net assets

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
135,410,930	State Street Navigator Securities Lending
	Prime Portfolio	$135,410,930	11.55%

		135,410,930	11.55

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $135,410,930)	135,410,930	11.55

	TOTAL PORTFOLIO
	(Cost $1,111,723,039)	1,304,080,286	111.17
	OTHER ASSETS & LIABILITIES, NET	(130,976,120)	(11.17)

	NET ASSETS	$1,173,104,166	100.00%

*	Non-income producing

**	Percentage represents less than 0.01%.

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	93

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

S&P 500 INDEX FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
173,070	*	Walt Disney Co	$5,430,936	0.49%

			5,430,936	0.49

APPAREL AND ACCESSORY STORES e*			3,665,809	0.33

APPAREL AND OTHER TEXTILE PRODUCTS e			1,195,359	0.11

AUTO REPAIR, SERVICES AND PARKING			311,250	0.03

AUTOMOTIVE DEALERS AND SERVICE STATIONS *			643,592	0.06

BUILDING MATERIALS AND GARDEN SUPPLIES			7,343,401	0.66

BUSINESS SERVICES
21,166	*	Google, Inc (Class A)	9,322,988	0.83
733,158		Microsoft Corp	20,807,024	1.86
362,202	*	Oracle Corp	7,084,671	0.63
	e*	Other	30,193,652	2.71

			67,408,335	6.03

CHEMICALS AND ALLIED PRODUCTS
141,534	*	Abbott Laboratories	7,805,600	0.70
89,765	*	Eli Lilly & Co	4,630,976	0.41
197,891		Merck & Co, Inc	7,509,963	0.67
50,117		Monsanto Co	5,588,045	0.50
621,147		Pfizer, Inc	13,000,607	1.16
282,414	*	Procter & Gamble Co	19,788,749	1.77
121,737		Wyeth	5,083,737	0.46
	e*	Other	43,436,285	3.89

			106,843,962	9.56

COAL MINING			2,393,914	0.21

COMMUNICATIONS
552,856		AT&T, Inc	21,174,385	1.90
275,831	e	Comcast Corp (Class A)	5,334,571	0.48
262,834		Verizon Communications, Inc	9,580,299	0.86
	e*	Other	8,841,032	0.78

			44,930,287	4.02

DEPOSITORY INSTITUTIONS
406,847		Bank of America Corp	15,423,570	1.38
476,832		Citigroup, Inc	10,213,741	0.91
311,066		JPMorgan Chase & Co	13,360,285	1.20
158,427		US Bancorp	5,126,698	0.46
181,461		Wachovia Corp	4,899,447	0.44
302,017		Wells Fargo & Co	8,788,694	0.79
	e	Other	23,246,130	2.07

			81,058,565	7.25

EATING AND DRINKING PLACES
105,527	*	McDonald’s Corp	5,885,241	0.53
	*	Other	3,401,024	0.30

			9,286,265	0.83

EDUCATIONAL SERVICES *			534,816	0.05

Shares		Company	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES
60,515		Exelon Corp	$4,918,054	0.44%
	e*	Other	36,163,799	3.24

			41,081,853	3.68

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
80,461	*	Apple Computer, Inc	11,546,153	1.03
546,018	*	Cisco Systems, Inc	13,153,573	1.18
531,827		Intel Corp	11,264,096	1.01
147,675		Qualcomm, Inc	6,054,675	0.54
	e*	Other	24,727,828	2.21

			66,746,325	5.97

ENGINEERING AND MANAGEMENT SERVICES e*			6,738,849	0.60

FABRICATED METAL PRODUCTS			3,944,063	0.35

FOOD AND KINDRED PRODUCTS
182,984		Coca-Cola Co	11,138,236	1.00
146,418	*	PepsiCo, Inc	10,571,379	0.95
	e*	Other	22,660,924	2.02

			44,370,539	3.97

FOOD STORES e			3,754,350	0.34

FORESTRY e*			1,236,866	0.11

FURNITURE AND FIXTURES e			2,737,416	0.24

FURNITURE AND HOME FURNISHINGS STORES e*			1,451,002	0.13

GENERAL BUILDING CONTRACTORS e			1,378,083	0.12

GENERAL MERCHANDISE STORES
216,420		Wal-Mart Stores, Inc	11,401,006	1.02
	e*	Other	9,950,262	0.89

			21,351,268	1.91

HEALTH SERVICES e*			10,467,773	0.94

HOLDING AND OTHER INVESTMENT OFFICES e
203,900	e	SPDR Trust Series 1	26,908,683	2.41
	e	Other	12,621,570	1.13

			39,530,253	3.54

HOTELS AND OTHER LODGING PLACES e			2,211,658	0.20

INDUSTRIAL MACHINERY AND EQUIPMENT
914,784	d*	General Electric Co	33,856,156	3.03
225,828	*	Hewlett-Packard Co	10,311,306	0.92
126,755	*	International Business Machines Corp	14,594,571	1.31
	e*	Other	26,824,505	2.40

			85,586,538	7.66

INSTRUMENTS AND RELATED PRODUCTS
259,500		Johnson & Johnson	16,833,765	1.51
102,812		Medtronic, Inc	4,973,016	0.45
	e*	Other	30,003,848	2.68

			51,810,629	4.64

INSURANCE AGENTS, BROKERS AND SERVICE e			4,437,329	0.40

94	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

S&P 500 INDEX FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

INSURANCE CARRIERS
230,628		American International Group, Inc	$9,974,661	0.89%
	e*	Other	35,585,245	3.19

			45,559,906	4.08

LEATHER AND LEATHER PRODUCTS *			1,008,397	0.09

METAL MINING			5,199,293	0.46

MISCELLANEOUS MANUFACTURING INDUSTRIES			3,982,141	0.36

MISCELLANEOUS RETAIL
131,230		CVS Corp	5,316,127	0.48
	e*	Other	9,774,200	0.87

			15,090,327	1.35

MOTION PICTURES *			12,291,927	1.10

NONDEPOSITORY INSTITUTIONS
106,289	*	American Express Co	4,646,955	0.42
	e	Other	9,267,687	0.82

			13,914,642	1.24

NONMETALLIC MINERALS, EXCEPT FUELS e			650,388	0.06

OIL AND GAS EXTRACTION
109,702	*	Schlumberger Ltd	9,544,074	0.85
	e*	Other	27,566,395	2.47

			37,110,469	3.32

PAPER AND ALLIED PRODUCTS e			4,237,634	0.38

PERSONAL SERVICES			962,427	0.09

PETROLEUM AND COAL PRODUCTS
190,221		Chevron Corp	16,237,265	1.45
143,034		ConocoPhillips	10,900,621	0.98
490,146		Exxon Mobil Corp	41,456,549	3.71
75,363	*	Occidental Petroleum Corp	5,514,311	0.49
		Other	21,829,182	1.96

			95,937,928	8.59

PIPELINES, EXCEPT NATURAL GAS			1,307,329	0.12

PRIMARY METAL INDUSTRIES e			11,354,282	1.02

PRINTING AND PUBLISHING e			3,376,436	0.30

RAILROAD TRANSPORTATION e			9,517,150	0.85

REAL ESTATE e*			344,076	0.03

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS *			3,892,119	0.35

SECURITY AND COMMODITY BROKERS
36,281		Goldman Sachs Group, Inc	6,000,514	0.54
	e*	Other	21,631,158	1.93

			27,631,672	2.47

STONE, CLAY, AND GLASS PRODUCTS
64,786		3M Co	5,127,812	0.46

			5,127,812	0.46

Shares		Company	Value	% of net assets

TOBACCO PRODUCTS
193,017	*	Philip Morris International, Inc	$9,762,800	0.87%
	e	Other	5,070,229	0.46

			14,833,029	1.33

TRANSPORTATION BY AIR			3,436,169	0.31

TRANSPORTATION EQUIPMENT
70,455		Boeing Co	5,239,738	0.47
89,841		United Technologies Corp	6,182,857	0.55
	e*	Other	17,280,265	1.55

			28,702,860	2.57

TRANSPORTATION SERVICES			1,709,734	0.15

TRUCKING AND WAREHOUSING
94,804		United Parcel Service, Inc (Class B)	6,922,588	0.62

			6,922,588	0.62

WATER TRANSPORTATION e			1,607,663	0.14

WHOLESALE TRADE-DURABLE GOODS e*			933,104	0.08

WHOLESALE TRADE-NONDURABLE GOODS			4,116,062	0.37

	TOTAL COMMON STOCKS
		(Cost $1,037,748,645)	1,080,638,849	96.72

Principal	Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$33,880,000	Federal Home Loan Bank Discount Notes,
	0.000%, 04/01/08	33,880,000	3.03

		33,880,000	3.03

Shares	Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
65,339,539	State Street Navigator Securities Lending
	Prime Portfolio	65,339,539	5.85

		65,339,539	5.85

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $99,219,539)	99,219,539	8.88

	TOTAL PORTFOLIO
	(Cost $1,136,968,184)	1,179,858,388	105.60
	OTHER ASSETS & LIABILITIES, NET	(62,584,246)	(5.60)

	NET ASSETS	$1,117,274,142	100.00%

*	Non-income producing

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $3,728,758.

e	All or a portion of these securities are out on loan.

ABBREVIATION:

SPDR- Standard & Poor’s Depository Receipts

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	95

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

MID-CAP GROWTH INDEX FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES e*			$339,477	0.50%

APPAREL AND ACCESSORY STORES e*			1,107,615	1.63

APPAREL AND OTHER TEXTILE PRODUCTS e			252,328	0.37

AUTO REPAIR, SERVICES AND PARKING e*			78,872	0.12

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			574,074	0.85

BUILDING MATERIALS AND GARDEN SUPPLIES e			180,275	0.27

BUSINESS SERVICES
9,658	e*	Electronic Arts, Inc	482,127	0.71
11,433	e*	Juniper Networks, Inc	285,825	0.42
2,478	e	Mastercard, Inc (Class A)	552,569	0.82
	e*	Other	5,513,180	8.14

			6,833,701	10.09

CHEMICALS AND ALLIED PRODUCTS
3,170	e	Air Products & Chemicals, Inc	291,640	0.43
12,707	*	Avon Products, Inc	502,435	0.74
9,921	*	Forest Laboratories, Inc	396,939	0.59
	e*	Other	3,402,283	5.02

			4,593,297	6.78

COAL MINING
5,749		Consol Energy, Inc	397,773	0.58
8,220	e	Peabody Energy Corp	419,220	0.62
	e	Other	284,132	0.42

			1,101,125	1.62

COMMUNICATIONS
12,380	*	American Tower Corp (Class A)	485,420	0.72
	e*	Other	1,885,501	2.78

			2,370,921	3.50

DEPOSITORY INSTITUTIONS
5,781		Northern Trust Corp	384,263	0.57
	e	Other	292,271	0.43

			676,534	1.00

EATING AND DRINKING PLACES
14,900		Yum! Brands, Inc	554,429	0.82
	e*	Other	575,721	0.85

			1,130,150	1.67

EDUCATIONAL SERVICES e*			291,754	0.43

ELECTRIC, GAS, AND SANITARY SERVICES
20,705	*	AES Corp	345,152	0.51
4,341		Constellation Energy Group, Inc	383,180	0.57
8,934	e	PPL Corp	410,249	0.60
15,549		Williams Cos, Inc	512,806	0.76
	e*	Other	1,391,620	2.05

			3,043,007	4.49

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
6,964	*	MEMC Electronic Materials, Inc	$493,748	0.73%
16,879	*	Nvidia Corp	334,035	0.49
	e*	Other	4,765,373	7.04

			5,593,156	8.26

ENGINEERING AND MANAGEMENT SERVICES
2,740		Fluor Corp	386,778	0.57
6,904	*	McDermott International, Inc	378,477	0.56
10,527	e	Paychex, Inc	360,655	0.53
	e*	Other	935,095	1.38

			2,061,005	3.04

FABRICATED METAL PRODUCTS e*			398,778	0.59

FOOD AND KINDRED PRODUCTS
6,546	e	Wrigley (Wm.) Jr Co	411,351	0.61
	e*	Other	920,455	1.36

			1,331,806	1.97

FOOD STORES e*			178,163	0.26

FORESTRY			2,085	0.00	**

FURNITURE AND FIXTURES e*			65,331	0.10

FURNITURE AND HOME FURNISHINGS STORES e*			593,236	0.88

GENERAL BUILDING CONTRACTORS e*			76,758	0.11

GENERAL MERCHANDISE STORES
13,397	e	TJX Cos, Inc	443,039	0.65
	e*	Other	461,055	0.68

			904,094	1.33

HEALTH SERVICES
8,924		Cigna Corp	362,047	0.53
6,924	*	Express Scripts, Inc	445,352	0.66
	e*	Other	1,358,329	2.01

			2,165,728	3.20

HEAVY CONSTRUCTION, EXCEPT BUILDING *			247,769	0.36

HOLDING AND OTHER INVESTMENT OFFICES
7,123		iShares Russell Midcap Growth Index Fund	721,560	1.06
6,967		Prologis	410,078	0.61
	e*	Other	1,230,987	1.82

			2,362,625	3.49

HOTELS AND OTHER LODGING PLACES
5,841	e	Starwood Hotels & Resorts Worldwide, Inc	302,272	0.45
	e	Other	307,893	0.45

			610,165	0.90

INDUSTRIAL MACHINERY AND EQUIPMENT
6,466		Cummins, Inc	302,738	0.45
9,782	e	International Game Technology	393,334	0.58
	e*	Other	3,619,653	5.34

			4,315,725	6.37

96	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

MID-CAP GROWTH INDEX FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

INSTRUMENTS AND RELATED PRODUCTS

11,524	e*	Agilent Technologies, Inc	$343,761	0.51%
9,572		Allergan, Inc	539,765	0.80
3,278	e	Bard (C.R.), Inc	315,999	0.46
1,163	*	Intuitive Surgical, Inc	377,219	0.56
5,195		Rockwell Collins, Inc	296,894	0.44
10,495	e*	St. Jude Medical, Inc	453,279	0.67
3,130	e*	Other	1,939,403	2.86

			4,266,320	6.30

INSURANCE AGENTS, BROKERS AND SERVICE e			77,497	0.11

INSURANCE CARRIERS e*			626,170	0.92

LEATHER AND LEATHER PRODUCTS
10,918	*	Coach, Inc	329,178	0.49
	e*	Other	42,382	0.06

			371,560	0.55

METAL MINING e*			281,626	0.42

MISCELLANEOUS MANUFACTURING INDUSTRIES			147,022	0.22

MISCELLANEOUS RETAIL e*			603,902	0.89

MOTION PICTURES e*			186,365	0.27

NONDEPOSITORY INSTITUTIONS
7,732		Textron, Inc	428,507	0.63
	e*	Other	56,926	0.09

			485,433	0.72

NONMETALLIC MINERALS, EXCEPT FUELS e			215,534	0.32

OIL AND GAS EXTRACTION
6,830	e*	Cameron International Corp	284,401	0.42
8,883	e	Chesapeake Energy Corp	409,951	0.61
11,138	d,e*	National Oilwell Varco, Inc	650,236	0.96
8,440		Noble Corp	419,215	0.62
4,593	e	Range Resources Corp	291,426	0.43
6,316	e	Smith International, Inc	405,677	0.60
10,542	e*	Southwestern Energy Co	355,160	0.52
10,466	e*	Weatherford International Ltd	758,471	1.12
	e*	Other	2,357,862	3.48

			5,932,399	8.76

PAPER AND ALLIED PRODUCTS e*			117,491	0.17

PERSONAL SERVICES e			351,484	0.52

PETROLEUM AND COAL PRODUCTS e*			669,758	0.99

PRIMARY METAL INDUSTRIES
4,273		Precision Castparts Corp	436,188	0.65
	e*	Other	760,573	1.12

			1,196,761	1.77

PRINTING AND PUBLISHING e*			317,685	0.47

RAILROAD TRANSPORTATION e*			181,638	0.27

REAL ESTATE e*			405,006	0.60

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS e*			316,926	0.47

Shares		Company	Value	% of net assets

SECURITY AND COMMODITY BROKERS
2,187	*	IntercontinentalExchange, Inc	$285,404	0.42%
8,237	e	T Rowe Price Group, Inc	411,850	0.61
	e*	Other	1,851,902	2.73

			2,549,156	3.76

SPECIAL TRADE CONTRACTORS e*			116,568	0.17

STONE, CLAY, AND GLASS PRODUCTS e*			380,012	0.56

TOBACCO PRODUCTS e			281,893	0.42

TRANSPORTATION BY AIR e*			384,141	0.57

TRANSPORTATION EQUIPMENT e*			1,140,200	1.68

TRANSPORTATION SERVICES
5,255		CH Robinson Worldwide, Inc	285,872	0.42
6,614	e	Expeditors International Washington, Inc	298,821	0.44
	e	Other	82,911	0.13

			667,604	0.99

TRUCKING AND WAREHOUSING e			225,755	0.33

WATER TRANSPORTATION e*			169,029	0.25

WHOLESALE TRADE-DURABLE GOODS e*			623,105	0.92

WHOLESALE TRADE-NONDURABLE GOODS e*			626,184	0.92

		TOTAL COMMON STOCKS
		(Cost $63,113,719)	67,393,778	99.49

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
30,264,781		State Street Navigator Securities Lending
		Prime Portfolio	30,264,781	44.68

			30,264,781	44.68

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $30,264,781)	30,264,781	44.68

		TOTAL PORTFOLIO
		(Cost $93,378,500)	97,658,559	144.17
		OTHER ASSETS & LIABILITIES, NET	(29,919,058)	(44.17)

		NET ASSETS	$67,739,501	100.00%

*	Non-income producing

**	Percentage represents less than 0.01%.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $3,444.

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	97

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

MID-CAP VALUE INDEX FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES e			$162,736	0.09%

APPAREL AND ACCESSORY STORES
58,646	e	Gap, Inc	1,154,153	0.66
		Other	223,498	0.13

			1,377,651	0.79

APPAREL AND OTHER TEXTILE PRODUCTS e			1,028,374	0.59

AUTO REPAIR, SERVICES AND PARKING e*			522,465	0.30

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			349,825	0.20

BUSINESS SERVICES e*			4,599,867	2.62

CHEMICALS AND ALLIED PRODUCTS
12,176	e	Air Products & Chemicals, Inc	1,120,192	0.64
9,414	e*	Mosaic Co	965,876	0.55
17,371	*	PPG Industries, Inc	1,051,119	0.60
	e*	Other	5,258,656	3.00

			8,395,843	4.79

COMMUNICATIONS
54,618	*	Liberty Media Corp - Entertainment (Series A)	1,236,552	0.70
	e*	Other	4,892,294	2.79

			6,128,846	3.49

DEPOSITORY INSTITUTIONS
42,065	e	Keycorp	923,327	0.53
	e*	Other	10,064,418	5.74

			10,987,745	6.27

ELECTRIC, GAS, AND SANITARY SERVICES
21,909	e	Ameren Corp	964,872	0.55
42,372		American Electric Power Co, Inc	1,763,946	1.01
28,753	e	Consolidated Edison, Inc	1,141,494	0.65
34,625		Edison International	1,697,318	0.97
74,116	e	El Paso Corp	1,233,290	0.70
37,205	e	PG&E Corp	1,369,888	0.78
27,446	e	Progress Energy, Inc	1,144,498	0.65
36,217	e*	Reliant Energy, Inc	856,532	0.49
28,044		Sempra Energy	1,494,184	0.85
43,309	e	Xcel Energy, Inc	864,015	0.50
	e*	Other	13,482,855	7.69

			26,012,892	14.84

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
13,670		Eaton Corp	1,089,089	0.62
8,793		L-3 Communications Holdings, Inc	961,427	0.55
	e*	Other	4,178,922	2.38

			6,229,438	3.55

ENGINEERING AND MANAGEMENT SERVICES e*			972,630	0.55

FABRICATED METAL PRODUCTS
18,386	e	Parker Hannifin Corp	1,273,598	0.73
	e*	Other	1,565,203	0.89

			2,838,801	1.62

Shares		Company	Value	% of net assets

FOOD AND KINDRED PRODUCTS
12,821	e	Bunge Ltd	$1,113,888	0.63%
33,025	e	Coca-Cola Enterprises, Inc	799,205	0.46
52,712		ConAgra Foods, Inc	1,262,452	0.72
	e*	Other	5,609,487	3.20

			8,785,032	5.01

FOOD STORES
46,965		Safeway, Inc	1,378,423	0.79
		Other	669,543	0.38

			2,047,966	1.17

FORESTRY e			337,833	0.19

FURNITURE AND FIXTURES e*			1,276,905	0.73

FURNITURE AND HOME FURNISHINGS STORES e*			482,481	0.27

GENERAL BUILDING CONTRACTORS e*			2,272,175	1.30

GENERAL MERCHANDISE STORES e*			378,491	0.22

HEALTH SERVICES e*			1,599,172	0.91

HOLDING AND OTHER INVESTMENT OFFICES
8,437	e	AvalonBay Communities, Inc	814,339	0.46
10,842	e	Boston Properties, Inc	998,223	0.57
28,685		Equity Residential	1,190,141	0.68
55,276	e	Host Marriott Corp	879,994	0.50
24,700	e	iShares Russell Midcap Value Index Fund	3,176,420	1.81
22,733	e	Kimco Realty Corp	890,452	0.51
12,253	e	Public Storage, Inc	1,085,861	0.62
14,126	e	Vornado Realty Trust	1,217,802	0.70
	e	Other	9,504,903	5.42

			19,758,135	11.27

HOTELS AND OTHER LODGING PLACES e			381,255	0.22

INDUSTRIAL MACHINERY AND EQUIPMENT
27,048	e	Ingersoll-Rand Co Ltd (Class A)	1,205,800	0.69
16,837	e	ITT Industries, Inc	872,325	0.50
	e*	Other	4,611,835	2.63

			6,689,960	3.82

INSTRUMENTS AND RELATED PRODUCTS
99,214	e	Xerox Corp	1,485,234	0.85
	e*	Other	1,931,438	1.10

			3,416,672	1.95

INSURANCE AGENTS, BROKERS AND SERVICE
31,075AON		Corp	1,249,215	0.71
	e	Other	658,228	0.38

			1,907,443	1.09

INSURANCE CARRIERS
45,974	e	Genworth Financial, Inc (Class A)	1,040,851	0.59
26,873	e	Principal Financial Group	1,497,364	0.86
38,221		UnumProvident Corp	841,244	0.48
	e	Other	11,831,787	6.75

			15,211,246	8.68

98	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

MID-CAP VALUE INDEX FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

LUMBER AND WOOD PRODUCTS e			$98,804	0.06%

MISCELLANEOUS MANUFACTURING INDUSTRIES
16,168	e	Fortune Brands, Inc	1,123,676	0.64
	e	Other	790,828	0.45

			1,914,504	1.09

MISCELLANEOUS RETAIL e*			440,068	0.25

MOTION PICTURES e*			350,716	0.20

NONDEPOSITORY INSTITUTIONS e*			1,218,631	0.69

OIL AND GAS EXTRACTION
21,666	e	Chesapeake Energy Corp	999,886	0.57
	e*	Other	4,578,834	2.61

			5,578,720	3.18

PAPER AND ALLIED PRODUCTS e*			1,604,364	0.92

PERSONAL SERVICES e			376,553	0.21

PETROLEUM AND COAL PRODUCTS
29,460		Hess Corp	2,597,783	1.48
19,937	e	Murphy Oil Corp	1,637,625	0.93
15,586		Noble Energy, Inc	1,134,661	0.65
	e*	Other	1,242,176	0.71

			6,612,245	3.77

PIPELINES, EXCEPT NATURAL GAS
66,873	e	Spectra Energy Corp	1,521,361	0.87

			1,521,361	0.87

PRIMARY METAL INDUSTRIES
12,571	e	United States Steel Corp	1,594,883	0.91
	e*	Other	777,468	0.44

			2,372,351	1.35

PRINTING AND PUBLISHING e*			2,587,262	1.48

RAILROAD TRANSPORTATION
35,420	d	CSX Corp	1,985,999	1.13
	e*	Other	134,850	0.08

			2,120,849	1.21

REAL ESTATE e*			91,993	0.05

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS e			704,813	0.40

SECURITY AND COMMODITY BROKERS
24,900	e	Ameriprise Financial, Inc	1,291,065	0.74
	e*	Other	2,092,680	1.19

			3,383,745	1.93

STONE, CLAY, AND GLASS PRODUCTS e*			589,041	0.34

TOBACCO PRODUCTS e			727,306	0.41

TRANSPORTATION BY AIR e*			1,034,765	0.59

Shares		Company	Value	% of net assets

TRANSPORTATION EQUIPMENT
225,284	e*	Ford Motor Co	$1,288,624	0.73%
	e*	Other	1,209,825	0.69

			2,498,449	1.42

TRANSPORTATION SERVICES e			120,297	0.07

TRUCKING AND WAREHOUSING e*			129,848	0.07

WATER TRANSPORTATION e			1,079,550	0.62

WHOLESALE TRADE-DURABLE GOODS e*			1,515,176	0.86

WHOLESALE TRADE-NONDURABLE GOODS e			502,616	0.29

		TOTAL COMMON STOCKS
		(Cost $191,418,163)	173,325,906	98.86

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$1,220,000		Federal Home Loan Bank (FHLB), 04/01/08	1,220,000	0.70

Shares		Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
36,147,050		State Street Navigator Securities Lending
		Prime Portfolio	36,147,050	20.62

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $37,367,050)	37,367,050	21.32

		TOTAL PORTFOLIO
		(Cost $228,785,213)	210,692,956	120.18
		OTHER ASSETS & LIABILITIES, NET	(35,380,697)	(20.18)

		NET ASSETS	$175,312,259	100.00%

*	Non-income producing

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $123,354.

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	99

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)
MID-CAP BLEND INDEX FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES e*			$572,964	0.33%

APPAREL AND ACCESSORY STORES e*			2,184,042	1.25

APPAREL AND OTHER TEXTILE PRODUCTS e			793,373	0.45

AUTO REPAIR, SERVICES AND PARKING e*			331,154	0.19

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			957,219	0.55

BUILDING MATERIALS AND GARDEN SUPPLIES e			261,525	0.15

BUSINESS SERVICES
13,943	e*	Electronic Arts, Inc	696,035	0.40
23,151	e*	Juniper Networks, Inc	578,775	0.33
3,588	e	Mastercard, Inc (Class A)	800,088	0.45
	e*	Other	9,785,133	5.58

			11,860,031	6.76

CHEMICALS AND ALLIED PRODUCTS
9,753	e	Air Products & Chemicals, Inc	897,276	0.51
19,762	*	Avon Products, Inc	781,389	0.44
14,379	*	Forest Laboratories, Inc	575,304	0.33
6,960	e*	Mosaic Co	714,096	0.41
	e*	Other	7,200,114	4.11

			10,168,179	5.80

COAL MINING
8,198	e	Consol Energy, Inc	567,220	0.32
11,928	e	Peabody Energy Corp	608,328	0.35
	e	Other	417,422	0.24

			1,592,970	0.91

COMMUNICATIONS
17,840	e*	American Tower Corp (Class A)	699,506	0.40
	e*	Other	5,294,702	3.02

			5,994,208	3.42

DEPOSITORY INSTITUTIONS
9,828		Northern Trust Corp	653,267	0.37
	e	Other	4,986,976	2.85

			5,640,243	3.22

EATING AND DRINKING PLACES
21,452		Yum! Brands, Inc	798,229	0.46
	e*	Other	815,282	0.46

			1,613,511	0.92

EDUCATIONAL SERVICES e*			413,569	0.24

ELECTRIC, GAS, AND SANITARY SERVICES
17,961		American Electric Power Co, Inc	747,716	0.43
8,119		Constellation Energy Group, Inc	716,664	0.41
14,673		Edison International	719,270	0.41
15,829	e	PG&E Corp	582,824	0.33
17,382	e	PPL Corp	798,181	0.45
11,883		Sempra Energy	633,126	0.36
26,966		Williams Cos, Inc	889,339	0.51
	e*	Other	10,342,697	5.90

			15,429,817	8.80

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
5,632		L-3 Communications Holdings, Inc	$615,803	0.35%
10,101	*	MEMC Electronic Materials, Inc	716,161	0.41
	e*	Other	9,362,841	5.34

			10,694,805	6.10

ENGINEERING AND MANAGEMENT SERVICES e*			3,391,574	1.93

FABRICATED METAL PRODUCTS e*			1,792,399	1.02

FOOD AND KINDRED PRODUCTS
14,625		H.J. Heinz Co	686,936	0.39
10,786	e	Wrigley (Wm.) Jr Co	677,792	0.38
	e*	Other	4,287,456	2.45

			5,652,184	3.22

FOOD STORES
19,883		Safeway, Inc	583,566	0.33
	e*	Other	545,950	0.31

			1,129,516	0.64

FORESTRY e			156,775	0.09

FURNITURE AND FIXTURES e*			652,714	0.37

FURNITURE AND HOME FURNISHINGS STORES e*			1,062,381	0.61

GENERAL BUILDING CONTRACTORS e*			1,057,459	0.60

GENERAL MERCHANDISE STORES - 0.83%
19,303	e	TJX Cos, Inc	638,350	0.36
	e*	Other	821,599	0.47

			1,459,949	0.83

HEALTH SERVICES
9,902	*	Express Scripts, Inc	636,897	0.36
	e*	Other	3,155,316	1.80

			3,792,213	2.16

HEAVY CONSTRUCTION, EXCEPT BUILDING *			358,744	0.21

HOLDING AND OTHER INVESTMENT OFFICES
51,400		iShares Russell Midcap Index Fund	4,808,470	2.74
11,515		Prologis	677,773	0.39
	e	Other	8,690,004	4.96

			14,176,247	8.09

HOTELS AND OTHER LODGING PLACES e			1,043,092	0.60

INDUSTRIAL MACHINERY AND EQUIPMENT
14,195	e	International Game Technology	570,781	0.33
	e*	Other	8,511,533	4.85

			9,082,314	5.18

INSTRUMENTS AND RELATED PRODUCTS
13,706	e	Allergan, Inc	772,881	0.44
15,231	e*	St. Jude Medical, Inc	657,827	0.38
42,214	e	Xerox Corp	631,944	0.36
	e*	Other	5,515,479	3.14

			7,578,131	4.32

INSURANCE AGENTS, BROKERS AND SERVICE e			924,333	0.53

100	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded
MID-CAP BLEND INDEX FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

INSURANCE CARRIERS
12,053	e	Principal Financial Group	$671,593	0.38%
	e*	Other	6,681,026	3.81

			7,352,619	4.19

LEATHER AND LEATHER PRODUCTS e*			545,802	0.31

LUMBER AND WOOD PRODUCTS e			42,503	0.02

METAL MINING e*			404,795	0.23

MISCELLANEOUS MANUFACTURING INDUSTRIES e			1,028,235	0.59

MISCELLANEOUS RETAIL e*			1,049,585	0.60

MOTION PICTURES e*			413,418	0.24

NONDEPOSITORY INSTITUTIONS
11,220		Textron, Inc	621,812	0.36
	e*	Other	588,811	0.33

			1,210,623	0.69

NONMETALLIC MINERALS, EXCEPT FUELS e			311,748	0.18

OIL AND GAS EXTRACTION
22,155	d,e	Chesapeake Energy Corp	1,022,453	0.58
15,980	e*	National Oilwell Varco, Inc	932,912	0.53
12,074		Noble Corp	599,716	0.34
9,029	e	Smith International, Inc	579,933	0.33
15,183	e*	Weatherford International Ltd	1,100,312	0.63
	e*	Other	6,691,294	3.82

			10,926,620	6.23

PAPER AND ALLIED PRODUCTS e*			846,347	0.48

PERSONAL SERVICES e			672,399	0.38

PETROLEUM AND COAL PRODUCTS
12,496		Hess Corp	1,101,897	0.63
8,469	e	Murphy Oil Corp	695,644	0.40
7,693		Noble Energy, Inc	560,050	0.32
	e*	Other	1,398,943	0.79

			3,756,534	2.14

PIPELINES, EXCEPT NATURAL GAS
28,456	e	Spectra Energy Corp	647,374	0.37

			647,374	0.37

PRIMARY METAL INDUSTRIES
6,195		Precision Castparts Corp	632,386	0.36
5,329	e	United States Steel Corp	676,090	0.39
	e*	Other	1,417,355	0.81

			2,725,831	1.56

PRINTING AND PUBLISHING e*			1,550,580	0.88

RAILROAD TRANSPORTATION
18,207		CSX Corp	1,020,866	0.58
	e*	Other	137,978	0.08

			1,158,844	0.66

REAL ESTATE e*			619,251	0.35

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS e*			744,069	0.42

Shares		Company	Value	% of net assets

SECURITY AND COMMODITY BROKERS
2,854	e	BlackRock, Inc	$582,730	0.33%
11,965	e	T Rowe Price Group, Inc	598,250	0.34
	e*	Other	3,928,297	2.24

			5,109,277	2.91

SPECIAL TRADE CONTRACTORS e*			166,245	0.09

STONE, CLAY, AND GLASS PRODUCTS e*			806,309	0.46

TOBACCO PRODUCTS e			721,002	0.41

TRANSPORTATION BY AIR e*			980,667	0.56

TRANSPORTATION EQUIPMENT e*			2,680,643	1.53

TRANSPORTATION SERVICES e			1,029,795	0.59

TRUCKING AND WAREHOUSING e*			377,841	0.22

WATER TRANSPORTATION e*			694,705	0.40

WHOLESALE TRADE-DURABLE GOODS e*			1,533,218	0.87

WHOLESALE TRADE-NONDURABLE GOODS e*			1,094,578	0.62

	TOTAL COMMON STOCKS (Cost $168,159,333)		173,019,092	98.67

Principal	Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$1,740,000	Federal Home Loan Bank (FHLB), 04/01/08	1,740,000	0.99

Shares	Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
35,536,370	State Street Navigator Securities Lending
	Prime Portfolio	35,536,370	20.27

	TOTAL SHORT-TERM INVESTMENTS (Cost $37,276,370)	37,276,370	21.26

	TOTAL PORTFOLIO (Cost $205,435,703)	210,295,462	119.93
	OTHER ASSETS & LIABILITIES, NET	(34,947,676)	(19.93)

	NET ASSETS	$175,347,786	100.00%

*	Non-income producing

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $119,898.

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	101

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)
SMALL-CAP GROWTH INDEX FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-LIVESTOCK e			$22,556	0.02%

AGRICULTURAL SERVICES e*			50,557	0.04

AMUSEMENT AND RECREATION SERVICES
10,938	e*	Bally Technologies, Inc	375,611	0.30
	e*	Other	989,109	0.80

			1,364,720	1.10

APPAREL AND ACCESSORY STORES
13,753	e*	Aeropostale, Inc	372,844	0.30
8,011	e*	J Crew Group, Inc	353,846	0.29
	e*	Other	1,704,849	1.38

			2,431,539	1.97

APPAREL AND OTHER TEXTILE PRODUCTS e*			696,879	0.56

AUTO REPAIR, SERVICES AND PARKING e*			360,241	0.29

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			4,608	0.00	**

BUILDING MATERIALS AND GARDEN SUPPLIES e*			1,764	0.00	**

BUSINESS SERVICES
15,847	*	Ansys, Inc	547,038	0.44
7,369	e*	Equinix, Inc	489,965	0.40
6,880	*	IHS, Inc (Class A)	442,453	0.36
16,157		Jack Henry & Associates, Inc	398,593	0.32
30,701	*	Nuance Communications, Inc	534,504	0.43
13,563	e	Sotheby’s	392,106	0.32
13,802	*	Take-Two Interactive Software, Inc	352,227	0.28
20,524	e*	Valueclick, Inc	354,039	0.29
	e*	Other	13,708,351	11.08

			17,219,276	13.92

CHEMICALS AND ALLIED PRODUCTS
7,461	*	Alexion Pharmaceuticals, Inc	442,437	0.36
19,556	e*	BioMarin Pharmaceuticals, Inc	691,696	0.56
11,812	e*	OSI Pharmaceuticals, Inc	441,651	0.35
4,564	d*	United Therapeutics Corp	395,699	0.32
	e*	Other	8,890,792	7.19

			10,862,275	8.78

COAL MINING
13,418	e*	Alpha Natural Resources, Inc	582,878	0.47
	e*	Other	88,189	0.07

			671,067	0.54

COMMUNICATIONS e*			2,422,856	1.96

DEPOSITORY INSTITUTIONS e*			1,676,012	1.36

EATING AND DRINKING PLACES
6,696	e*	Chipotle Mexican Grill, Inc (Class B)	650,115	0.53
	e*	Other	1,844,169	1.49

			2,494,284	2.02

Shares		Company	Value	% of net assets

EDUCATIONAL SERVICES
12,247	e	DeVry, Inc	$512,414	0.41%
2,976	e	Strayer Education, Inc	453,840	0.37
	e*	Other	217,366	0.18

			1,183,620	0.96

ELECTRIC, GAS, AND SANITARY SERVICES
9,926		ITC Holdings Corp	516,748	0.42
	e*	Other	1,251,804	1.01

			1,768,552	1.43

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
19,360	*	Hexcel Corp	369,970	0.30
15,670	e*	Microsemi Corp	357,276	0.29
65,000	e*	ON Semiconductor Corp	369,200	0.30
18,577	e*	Polycom, Inc	418,726	0.34
	e*	Other	7,504,458	6.06

			9,019,630	7.29

ENGINEERING AND MANAGEMENT SERVICES
8,717	e*	Myriad Genetics, Inc	351,208	0.28
	e*	Other	3,926,710	3.18

			4,277,918	3.46

FABRICATED METAL PRODUCTS e*			1,305,491	1.06

FOOD AND KINDRED PRODUCTS e*			1,235,566	1.00

FOOD STORES e*			183,924	0.15

FURNITURE AND FIXTURES e*			730,627	0.59

FURNITURE AND HOME FURNISHINGS STORES e*			121,708	0.10

GENERAL BUILDING CONTRACTORS
10,640	e	Walter Industries, Inc	666,383	0.54
	e*	Other	374,437	0.30

			1,040,820	0.84

GENERAL MERCHANDISE STORES e*			97,332	0.08

HEALTH SERVICES
11,155	e*	Psychiatric Solutions, Inc	378,378	0.31
	e*	Other	1,868,824	1.51

			2,247,202	1.82

HEAVY CONSTRUCTION, EXCEPT BUILDING e*			248,291	0.20

HOLDING AND OTHER INVESTMENT OFFICES
11,574	e	Digital Realty Trust, Inc	410,877	0.33
38,200	e	iShares Russell 2000 Growth Index Fund	2,782,488	2.25
17,250	e	Nationwide Health Properties, Inc	582,187	0.47
	e*	Other	4,073,247	3.30

			7,848,799	6.35

HOTELS AND OTHER LODGING PLACES e*			616,379	0.50

102	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued
SMALL-CAP GROWTH INDEX FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

INDUSTRIAL MACHINERY AND EQUIPMENT
7,635	e	Bucyrus International, Inc (Class A)	$776,098	0.63%
16,552	*	Micros Systems, Inc	557,140	0.45
	e*	Other	4,920,220	3.98

			6,253,458	5.06

INSTRUMENTS AND RELATED PRODUCTS
27,046	e*	Flir Systems, Inc	813,814	0.66
24,952	e*	Hologic, Inc	1,387,331	1.12
10,936	e*	Illumina, Inc	830,042	0.67
6,134	e*	Itron, Inc	553,471	0.45
	e*	Other	7,674,942	6.20

			11,259,600	9.10

INSURANCE AGENTS, BROKERS AND SERVICE e*			162,887	0.13

INSURANCE CARRIERS e*			758,564	0.61

JUSTICE, PUBLIC ORDER AND SAFETY *			290,543	0.24

LEATHER AND LEATHER PRODUCTS e*			508,422	0.41

LEGAL SERVICES
9,679	e*	FTI Consulting, Inc	687,596	0.56
	e*	Other	79,688	0.06

			767,284	0.62

LOCAL AND INTERURBAN PASSENGER TRANSIT e*			48,244	0.04

LUMBER AND WOOD PRODUCTS e*			251,559	0.20

METAL MINING e*			914,015	0.74

MISCELLANEOUS MANUFACTURING INDUSTRIES e*			175,990	0.14

MISCELLANEOUS RETAIL
7,723	e*	Priceline.com, Inc	933,402	0.76
	e*	Other	1,463,677	1.18

			2,397,079	1.94

MOTION PICTURES
27,438	e*	Time Warner Telecom, Inc (Class A)	425,015	0.34
	e*	Other	418,412	0.34

			843,427	0.68

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS e*			34,947	0.03

NONDEPOSITORY INSTITUTIONS e*			684,752	0.55

NONMETALLIC MINERALS, EXCEPT FUELS e*			130,955	0.11

OIL AND GAS EXTRACTION
5,620	*	Atwood Oceanics, Inc	515,466	0.42
17,036	e*	Hercules Offshore, Inc	427,944	0.34
20,348	e*	PetroHawk Energy Corp	410,419	0.33
6,248	e*	W-H Energy Services, Inc	430,175	0.35
	e*	Other	4,922,104	3.98

			6,706,108	5.42

Shares		Company	Value	% of net assets

PAPER AND ALLIED PRODUCTS
6,797		Greif, Inc (Class A)	$461,720	0.37%
	e*	Other	209,596	0.17

			671,316	0.54

PERSONAL SERVICES e*			334,679	0.27

PETROLEUM AND COAL PRODUCTS e*			186,509	0.15

PRIMARY METAL INDUSTRIES e*			1,567,666	1.27

PRINTING AND PUBLISHING e,v*			634,193	0.51

RAILROAD TRANSPORTATION e*			116,513	0.09

REAL ESTATE e*			284,976	0.23

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS e*			1,133,265	0.92

SECURITY AND COMMODITY BROKERS
14,364		Waddell & Reed Financial, Inc (Class A)	461,515	0.37
	e*	Other	1,562,727	1.27

			2,024,242	1.64

SOCIAL SERVICES e*			296,193	0.24

SPECIAL TRADE CONTRACTORS e*			421,385	0.34

STONE, CLAY, AND GLASS PRODUCTS e*			399,610	0.32

TEXTILE MILL PRODUCTS e*			11,643	0.01

TOBACCO PRODUCTS e			74,230	0.06

TRANSPORTATION BY AIR e*			358,269	0.29

TRANSPORTATION EQUIPMENT
10,013		Westinghouse Air Brake Technologies Corp	377,090	0.31
	e*	Other	2,057,471	1.66

			2,434,561	1.97

TRANSPORTATION SERVICES e*			742,413	0.60

TRUCKING AND WAREHOUSING e*			471,004	0.38

WATER TRANSPORTATION e*			667,557	0.54

WHOLESALE TRADE-DURABLE GOODS
23,018	*	LKQ Corp	517,214	0.42
	e*	Other	1,447,658	1.17

			1,964,872	1.59

WHOLESALE TRADE-NONDURABLE GOODS
6,196	*	Central European Distribution Corp	360,545	0.29
18,941	e*	Terra Industries, Inc	672,974	0.55
	e*	Other	1,633,499	1.32

			2,667,018	2.16

	TOTAL COMMON STOCKS (Cost $121,640,986)		121,854,441	98.53

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	103

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded
SMALL-CAP GROWTH INDEX FUND ▪ MARCH 31, 2008

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$1,770,000	Federal Home Loan Bank (FHLB), 04/01/08	$1,770,000	1.43%

		1,770,000	1.43

Shares	Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
65,425,633	State Street Navigator Securities Lending
	Prime Portfolio	65,425,633	52.91

		65,425,633	52.91

	TOTAL SHORT-TERM INVESTMENTS (Cost $67,195,633)	67,195,633	54.34

	TOTAL PORTFOLIO (Cost $188,836,619)	189,050,074	152.87
	OTHER ASSETS & LIABILITIES, NET	(65,382,489)	(52.87)

	NET ASSETS	$123,667,585	100.00%

*	Non-income producing

**	Percentage represents less than 0.01%.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $91,035.

e	All or a portion of these securities are out on loan.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

104	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS  (UNAUDITED)

SMALL-CAP VALUE INDEX FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-CROPS e*			$266,713	0.17%

AGRICULTURAL PRODUCTION-LIVESTOCK e			470,754	0.31

AMUSEMENT AND RECREATION SERVICES e*			814,895	0.53

APPAREL AND ACCESSORY STORES e*			1,042,437	0.68

APPAREL AND OTHER TEXTILE PRODUCTS e*			686,663	0.45

AUTO REPAIR, SERVICES AND PARKING e*			563,195	0.37

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			615,788	0.40

BUILDING MATERIALS AND GARDEN SUPPLIES e*			115,126	0.07

BUSINESS SERVICES
13,700		Brady Corp (Class A)	457,991	0.30
22,213	*	Sybase, Inc	584,202	0.38
	e*	Other	8,680,040	5.66

			9,722,233	6.34

CHEMICALS AND ALLIED PRODUCTS
13,557	d, e	CF Industries Holdings, Inc	1,404,776	0.91
20,042		Olin Corp	396,030	0.26
8,096	e*	OM Group, Inc	441,556	0.29
	e*	Other	6,124,924	4.00

			8,367,286	5.46

COAL MINING e*			102,838	0.07

COMMUNICATIONS e*			3,088,008	2.02

DEPOSITORY INSTITUTIONS
28,791	e	First Niagara Financial Group, Inc	391,270	0.25
21,870	e	FirstMerit Corp	451,834	0.29
23,133	e	Susquehanna Bancshares, Inc	471,219	0.31
	e*	Other	19,136,657	12.49

			20,450,980	13.34

EATING AND DRINKING PLACES e*			1,235,649	0.81

EDUCATIONAL SERVICES e*			11,827	0.01

ELECTRIC, GAS, AND SANITARY SERVICES
11,954	e	Idacorp, Inc	383,843	0.25
12,235	e	Nicor, Inc	409,995	0.27
20,271		Piedmont Natural Gas Co, Inc	532,316	0.35
27,161	e	Westar Energy, Inc	618,456	0.40
13,379	e	WGL Holdings, Inc	428,931	0.28
	e*	Other	6,565,414	4.28

			8,938,955	5.83

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
28,341	e*	GrafTech International Ltd	459,408	0.30
	e*	Other	7,350,911	4.80

			7,810,319	5.10

ENGINEERING AND MANAGEMENT SERVICES
45,337	e*	SAIC, Inc	842,815	0.55
8,802	e	Watson Wyatt & Co Holdings (Class A)	499,514	0.33
	e*	Other	1,555,039	1.01

			2,897,368	1.89

Shares		Company	Value	% of net assets

FABRICATED METAL PRODUCTS
17,322	e	Aptargroup, Inc	$674,345	0.44%
	e	Other	1,731,798	1.13

			2,406,143	1.57

FOOD AND KINDRED PRODUCTS e*			1,730,189	1.13

FOOD STORES
11,162	e	Ruddick Corp	411,431	0.27
	e*	Other	541,017	0.35

			952,448	0.62

FURNITURE AND FIXTURES e			571,914	0.37

FURNITURE AND HOME FURNISHINGS STORES e*			274,862	0.18

GENERAL BUILDING CONTRACTORS e*			729,161	0.48

GENERAL MERCHANDISE STORES e*			575,447	0.37

HEALTH SERVICES e*			1,987,936	1.30

HEAVY CONSTRUCTION, EXCEPT BUILDING e*			136,377	0.09

HOLDING AND OTHER INVESTMENT OFFICES
4,317	e	Alexandria Real Estate Equities, Inc	400,272	0.26
32,048	e	Apollo Investment Corp	507,320	0.33
17,787	e	BioMed Realty Trust, Inc	424,931	0.28
45,769	e	DCT Industrial Trust, Inc	455,859	0.30
61,700	e	iShares Russell 2000 Value Index Fund	4,045,669	2.64
19,435		National Retail Properties, Inc	428,542	0.28
10,599	e	Potlatch Corp	437,421	0.29
27,452	e	Realty Income Corp	703,320	0.46
25,784	e	Senior Housing Properties Trust	611,081	0.40
	e, v*	Other	10,292,374	6.71

			18,306,789	11.95

HOTELS AND OTHER LODGING PLACES e*			566,625	0.37

INDUSTRIAL MACHINERY AND EQUIPMENT
13,374	e*	Oil States International, Inc	599,289	0.39
	e*	Other	4,821,219	3.15

			5,420,508	3.54

INSTRUMENTS AND RELATED PRODUCTS
5,071	*	Bio-Rad Laboratories, Inc (Class A)	451,065	0.30
	e*	Other	3,663,861	2.39

			4,114,926	2.69

INSURANCE AGENTS, BROKERS AND SERVICE e*			528,798	0.34

INSURANCE CARRIERS
14,338	e*	AMERIGROUP Corp	391,858	0.26
23,944	e	Aspen Insurance Holdings Ltd	631,643	0.41
21,792		Assured Guaranty Ltd	517,342	0.34
13,284	e	Commerce Group, Inc	479,021	0.31
16,433		IPC Holdings Ltd	460,124	0.30
15,242	e	Max Re Capital Ltd	399,188	0.26
26,080	e	Montpelier Re Holdings Ltd	418,584	0.27
14,609		Platinum Underwriters Holdings Ltd	474,208	0.31
9,053	e*	ProAssurance Corp	487,323	0.32
	e*	Other	6,510,870	4.25

			10,770,161	7.03

See notes to financial statements	TIAA-CREF Institutional Mutual Funds▪ 2008 Semiannual Report	105

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SMALL-CAP VALUE INDEX FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

LEATHER AND LEATHER PRODUCTS e*			$426,199	0.28%

LUMBER AND WOOD PRODUCTS e*			288,441	0.19

METAL MINING e*			725,562	0.47

MISCELLANEOUS MANUFACTURING INDUSTRIES e*			865,270	0.56

MISCELLANEOUS RETAIL e*			722,441	0.47

MOTION PICTURES e*			576,988	0.38

NONDEPOSITORY INSTITUTIONS e*			1,977,970	1.29

NONMETALLIC MINERALS, EXCEPT FUELS
8,739		Compass Minerals International, Inc	515,426	0.33
	e	Other	150,310	0.10

			665,736	0.43

OIL AND GAS EXTRACTION
14,433	*	Encore Acquisition Co	581,361	0.38
16,386	e*	Exterran Holdings, Inc	1,057,552	0.69
25,275	e*	PetroHawk Energy Corp	509,797	0.33
7,611	*	Stone Energy Corp	398,131	0.26
11,425	e*	Whiting Petroleum Corp	738,626	0.48
	e,m,v*	Other	4,117,405	2.69

			7,402,872	4.83

PAPER AND ALLIED PRODUCTS e*			1,083,057	0.71

PERSONAL SERVICES e*			872,040	0.57

PETROLEUM AND COAL PRODUCTS e*			282,373	0.18

PRIMARY METAL INDUSTRIES
10,079	e	Quanex Corp	521,487	0.34
5,938	e	Schnitzer Steel Industries, Inc (Class A)	421,717	0.28
	e	Other	1,874,744	1.22

			2,817,948	1.84

PRINTING AND PUBLISHING e,v *			1,962,976	1.28

RAILROAD TRANSPORTATION e*			139,354	0.09

REAL ESTATE e*			292,455	0.19

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS e*			819,914	0.53

SECURITY AND COMMODITY BROKERS e*			1,352,729	0.88

SOCIAL SERVICES e*			181,505	0.12

SOFTWARE SERVICES e*			23,608	0.02

SPECIAL TRADE CONTRACTORS
17,328	*	EMCOR Group, Inc	384,855	0.25
	e*	Other	439,368	0.29

			824,223	0.54

STONE, CLAY, AND GLASS PRODUCTS e*			119,742	0.08

TEXTILE MILL PRODUCTS e			89,800	0.06

Shares		Company	Value	% of net assets

TOBACCO PRODUCTS
7,342	e	Universal Corp	$481,121	0.31%
	e	Other	53,544	0.04

			534,665	0.35

TRANSPORTATION BY AIR e*			1,616,495	1.05

TRANSPORTATION EQUIPMENT e*			2,809,256	1.83

TRANSPORTATION SERVICES e*			512,868	0.33

TRUCKING AND WAREHOUSING e*			832,435	0.54

WATER TRANSPORTATION e*			1,772,926	1.16

WHOLESALE TRADE-DURABLE GOODS e*			1,638,230	1.07

WHOLESALE TRADE-NONDURABLE GOODS e*			1,723,639	1.12

		TOTAL COMMON STOCKS (Cost $172,910,656)	152,227,035	99.32

Principal	Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$3,350,000	Federal Home Loan Bank (FHLB), 04/01/08	3,350,000	2.19

Shares	Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

55,358,484	State Street Navigator Securities Lending Prime Portfolio	55,358,484	36.12

	TOTAL SHORT-TERM INVESTMENTS (Cost $58,708,484)	58,708,484	38.31

	TOTAL PORTFOLIO (Cost $231,619,140)	210,935,519	137.63
	OTHER ASSETS & LIABILITIES, NET	(57,671,130)	(37.63)

	NET ASSETS	$153,264,389	100.00%

*	Non-income producing

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $25,283.

e	All or a portion of these securities are out on loan.

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together inthe Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

106	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SMALL-CAP BLEND INDEX FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS - 99.13%

AGRICULTURAL PRODUCTION-CROPS e*			$182,407	0.08%

AGRICULTURAL PRODUCTION-LIVESTOCK e			347,329	0.16

AGRICULTURAL SERVICES e*			33,790	0.02

AMUSEMENT AND RECREATION SERVICES e*			1,784,851	0.82

APPAREL AND ACCESSORY STORES e*			2,889,784	1.33

APPAREL AND OTHER TEXTILE PRODUCTS e*			1,103,907	0.51

AUTO REPAIR, SERVICES AND PARKING e*			708,681	0.33

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			409,162	0.19

BUILDING MATERIALS AND GARDEN SUPPLIES e*			78,186	0.04

BUSINESS SERVICES
14,319	e*	Ansys, Inc	494,292	0.23
6,644	e*	Equinix, Inc	441,760	0.20
6,201	e*	IHS, Inc (Class A)	398,786	0.19
27,744	e*	Nuance Communications, Inc	483,023	0.22
16,869	*	Sybase, Inc	443,655	0.21
	e*	Other	19,913,358	9.20

			22,174,874	10.25

CHEMICALS AND ALLIED PRODUCTS
6,727	e*	Alexion Pharmaceuticals, Inc	398,911	0.19
17,701	e*	BioMarin Pharmaceuticals, Inc	626,084	0.29
10,227	e	CF Industries Holdings, Inc	1,059,722	0.49
13,940	e*	Inverness Medical Innovations, Inc	419,594	0.19
10,656	e*	OSI Pharmaceuticals, Inc	398,428	0.18
14,202	e	Perrigo Co	535,841	0.25
6,906	e, v*	Other	12,050,163	5.57

			15,488,743	7.16

COAL MINING
12,104	e*	Alpha Natural Resources, Inc	525,798	0.24
	e*	Other	152,768	0.07

			678,566	0.31

COMMUNICATIONS e*			4,298,224	1.99

DEPOSITORY INSTITUTIONS e*			15,402,078	7.12

EATING AND DRINKING PLACES
6,056	e*	Chipotle Mexican Grill, Inc (Class B)	587,977	0.27
	e*	Other	2,516,105	1.17

			3,104,082	1.44

EDUCATIONAL SERVICES
11,079	e	DeVry, Inc	463,545	0.21
2,684	e	Strayer Education, Inc	409,310	0.19
	e*	Other	206,128	0.10

			1,078,983	0.50

ELECTRIC, GAS, AND SANITARY SERVICES

8,962	e	ITC Holdings Corp	466,562	0.22
18,466	e	Westar Energy, Inc	420,471	0.19
b,e,m,v*		Other	6,790,062	3.14

			7,677,095	3.55

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT e,m,v*			$13,479,386	6.23%

ENGINEERING AND MANAGEMENT SERVICES
30,817	e*	SAIC, Inc	572,888	0.26
7,895	e	Watson Wyatt & Co Holdings (Class A)	448,041	0.21
	e*	Other	4,809,100	2.22

			5,830,029	2.69

FABRICATED METAL PRODUCTS
12,792	e	Aptargroup, Inc	497,993	0.23
	e*	Other	2,310,610	1.07

			2,808,603	1.30

FOOD AND KINDRED PRODUCTS e*			2,303,541	1.06

FOOD STORES e*			821,770	0.38

FURNITURE AND FIXTURES e*			1,063,699	0.49

FURNITURE AND HOME FURNISHINGS STORES e*			285,825	0.13

GENERAL BUILDING CONTRACTORS
9,617	e	Walter Industries, Inc	602,313	0.28
	e*	Other	843,255	0.39

			1,445,568	0.67

GENERAL MERCHANDISE STORES e*			473,715	0.22

HEALTH SERVICES e*			3,406,917	1.57

HEAVY CONSTRUCTION, EXCEPT BUILDING e*			314,694	0.14

HOLDING AND OTHER INVESTMENT OFFICES
5,888	e	Alexandria Real Estate Equities, Inc	545,935	0.25
90,200	e	iShares Russell 2000 Index Fund	6,179,602	2.86
17,602	e	Nationwide Health Properties, Inc	594,068	0.27
18,664	e	Realty Income Corp	478,172	0.22
17,538	e	Senior Housing Properties Trust	415,651	0.19
	e,v*	Other	12,222,942	5.65

			20,436,370	9.44

HOTELS AND OTHER LODGING PLACES e*			936,629	0.43

INDUSTRIAL MACHINERY AND EQUIPMENT
6,907	e	Bucyrus International, Inc (Class A)	702,097	0.32
14,976	*	Micros Systems, Inc	504,092	0.23
9,050	e*	Oil States International, Inc	405,531	0.19
	e*	Other	7,672,437	3.55

			9,284,157	4.29

INSTRUMENTS AND RELATED PRODUCTS
24,500	e*	Flir Systems, Inc	737,205	0.34
22,604	d,e*	Hologic, Inc	1,256,782	0.58
9,880	e*	Illumina, Inc	749,892	0.35
5,535	e*	Itron, Inc	499,423	0.23
	e*	Other	9,703,540	4.48

			12,946,842	5.98

INSURANCE AGENTS, BROKERS AND SERVICE e*			481,252	0.22

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	107

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

SMALL-CAP BLEND INDEX FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

INSURANCE CARRIERS
16,285	e	Aspen Insurance Holdings Ltd	$429,598	0.20%
	e,v*	Other	7,596,932	3.51

			8,026,530	3.71

JUSTICE, PUBLIC ORDER AND SAFETY e*			265,032	0.12

LEATHER AND LEATHER PRODUCTS e*			747,099	0.35

LEGAL SERVICES
8,750	e*	FTI Consulting, Inc	621,600	0.29
	e*	Other	68,492	0.03

			690,092	0.32

LOCAL AND INTERURBAN PASSENGER TRANSIT e*			39,134	0.02

LUMBER AND WOOD PRODUCTS e*			415,657	0.19

METAL MINING e*			1,324,285	0.61

MISCELLANEOUS MANUFACTURING INDUSTRIES e*			748,203	0.35

MISCELLANEOUS RETAIL
7,003	e*	Priceline.com, Inc	846,383	0.39
	e*	Other	1,832,327	0.85

			2,678,710	1.24

MOTION PICTURES
26,740	e*	Time Warner Telecom, Inc (Class A)	414,203	0.19
	e*	Other	738,547	0.34

TOTAL MOTION PICTURES			1,152,750	0.53

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS e*			33,655	0.02

NONDEPOSITORY INSTITUTIONS e*			1,967,293	0.91

NONMETALLIC MINERALS, EXCEPT FUELS e*			577,305	0.27

OIL AND GAS EXTRACTION
5,065	*	Atwood Oceanics, Inc	464,562	0.22
9,815	*	Encore Acquisition Co	395,348	0.18
11,144	e*	Exterran Holdings, Inc	719,234	0.33
16,103	e*	Mariner Energy, Inc	434,942	0.20
35,444	e*	PetroHawk Energy Corp	714,905	0.33
7,740	e*	Whiting Petroleum Corp	500,391	0.23
	e*	Other	7,864,029	3.64

			11,093,411	5.13

PAPER AND ALLIED PRODUCTS
6,129	e	Greif, Inc (Class A)	416,343	0.19
	e*	Other	901,442	0.42

			1,317,785	0.61

PERSONAL SERVICES e*			893,883	0.41

PETROLEUM AND COAL PRODUCTS e*			356,507	0.16

PRIMARY METAL INDUSTRIES e*			3,342,818	1.54

PRINTING AND PUBLISHING e,v*			1,898,863	0.88

Shares		Company	Value	% of net assets

RAILROAD TRANSPORTATION e*			$199,933	0.09%

REAL ESTATE e*			451,819	0.21

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
11,356	e	Tupperware Corp	439,250	0.20
	e*	Other	1,131,030	0.53

			1,570,280	0.73

SECURITY AND COMMODITY BROKERS
15,504	e	Waddell & Reed Financial, Inc (Class A)	498,144	0.23
	e*	Other	2,262,297	1.05

			2,760,441	1.28

SOCIAL SERVICES e*			396,584	0.18

SOFTWARE SERVICES e*			76,930	0.04

SPECIAL TRADE CONTRACTORS e*			936,958	0.43

STONE, CLAY, AND GLASS PRODUCTS e*			440,706	0.20

TEXTILE MILL PRODUCTS e*			76,521	0.04

TOBACCO PRODUCTS e			427,065	0.20

TRANSPORTATION BY AIR e*			1,429,604	0.66

TRANSPORTATION EQUIPMENT e*			4,082,563	1.89

TRANSPORTATION SERVICES e*			1,062,841	0.49

TRUCKING AND WAREHOUSING e*			982,801	0.45

WATER TRANSPORTATION e*			1,781,115	0.82

WHOLESALE TRADE-DURABLE GOODS
20,630	*	LKQ Corp	463,556	0.21
	e*	Other	2,448,584	1.14

			2,912,140	1.35

WHOLESALE TRADE-NONDURABLE GOODS
17,066	e*	Terra Industries, Inc	606,355	0.28
	e*	Other	2,977,706	1.38

			3,584,061	1.66

		TOTAL COMMON STOCKS (Cost $236,642,224)	214,501,113	99.13

Principal	Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$1,540,000	Federal Home Loan Bank (FHLB), 04/01/08	1,540,000	0.71

108	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SMALL-CAP BLEND INDEX FUND ▪ MARCH 31, 2008

Shares	Company	Value	% of net assets

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

73,003,333	State Street Navigator Securities Lending Prime Portfolio	$73,003,333	33.74%

	TOTAL SHORT-TERM INVESTMENTS (Cost $74,543,333)	74,543,333	34.45

	TOTAL PORTFOLIO (Cost $307,185,557)	289,044,446	133.58

	OTHER ASSETS & LIABILITIES, NET	(72,659,878)	(33.58)

	NET ASSETS	$216,384,568	100.00%

*	Non-income producing

b	In bankruptcy

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $194,600.

e	All or a portion of these securities are out on loan.

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	109

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

INTERNATIONAL EQUITY INDEX FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL SERVICES			$741,693	0.08%

AMUSEMENT AND RECREATION SERVICES e*			6,134,847	0.69

APPAREL AND ACCESSORY STORES e			3,639,056	0.41

APPAREL AND OTHER TEXTILE PRODUCTS e			1,263,334	0.14

AUTO REPAIR, SERVICES AND PARKING			734,510	0.08

AUTOMOTIVE DEALERS AND SERVICE STATIONS e			616,459	0.07

BUILDING MATERIALS AND GARDEN SUPPLIES			559,552	0.06

BUSINESS SERVICES e*			17,629,920	1.99

CHEMICALS AND ALLIED PRODUCTS
33,743		BASF AG.	4,544,610	0.51
374,996		GlaxoSmithKline plc	7,933,557	0.89
159,181		Novartis AG.	8,158,607	0.92
48,165		Roche Holding AG.	9,064,584	1.02
70,092	e	Sanofi-Aventis	5,258,452	0.59
	e*	Other	41,159,630	4.65

			76,119,440	8.58

COMMUNICATIONS
125,178	e	France Telecom S.A.	4,209,404	0.47
295,221		Telefonica S.A.	8,482,652	0.96
3,615,800		Vodafone Group plc	10,828,735	1.22
	e*	Other	30,278,887	3.42

			53,799,678	6.07

DEPOSITORY INSTITUTIONS
530,432	e	Banca Intesa S.p.A.	3,739,075	0.42
258,365		Banco Bilbao Vizcaya Argentaria S.A.	5,690,113	0.64
431,072		Banco Santander Central Hispano S.A.	8,588,596	0.97
454,371		Barclays plc	4,085,008	0.46
56,076	e	BNP Paribas	5,656,176	0.64
34,446	e	Deutsche Bank AG.	3,899,159	0.44
805,595		HSBC Holdings plc	13,270,245	1.50
129,474		ING Groep NV	4,848,532	0.55
596,680		Mitsubishi UFJ Financial Group, Inc	5,147,921	0.58
683,772		Royal Bank of Scotland Group plc	4,576,646	0.52
142,779		UBS A.G.	4,149,232	0.47
644,020		UniCredito Italiano S.p.A	4,311,002	0.49
	e	Other	65,604,746	7.38

			133,566,451	15.06

EATING AND DRINKING PLACES e			2,244,601	0.25

EDUCATIONAL SERVICES			212,179	0.02

ELECTRIC, GAS, AND SANITARY SERVICES
42,750	e	E.ON AG.	7,914,055	0.89
239,881		Iberdrola S.A.	3,718,950	0.42
32,727	e	RWE AG.	4,022,848	0.45
71,271		Suez S.A.	4,677,415	0.53
	e*	Other	31,296,102	3.53

			51,629,370	5.82

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
150,404		ABB Ltd	$4,037,630	0.46%
270,403		Nokia Oyj	8,555,044	0.96
	e*	Other	28,153,248	3.17

			40,745,922	4.59

ENGINEERING AND MANAGEMENT SERVICES e			2,431,408	0.27

FABRICATED METAL PRODUCTS e			2,274,312	0.26

FOOD AND KINDRED PRODUCTS
26,967		Nestle S.A.	13,475,354	1.52
	e	Other	24,679,035	2.78

			38,154,389	4.30

FOOD STORES
537,397		Tesco plc	4,042,207	0.46
	e	Other	10,154,308	1.14

			14,196,515	1.60

FURNITURE AND FIXTURES e			233,221	0.03

FURNITURE AND HOME FURNISHINGS STORES e			1,087,703	0.12

GENERAL BUILDING CONTRACTORS e			8,991,320	1.01

GENERAL MERCHANDISE STORES e*			4,537,378	0.51

HEALTH SERVICES e			1,865,468	0.21

HEAVY CONSTRUCTION, EXCEPT BUILDING e			3,559,655	0.40

HOLDING AND OTHER INVESTMENT OFFICES
308,000	e	iShares MSCI EAFE Index Fund	22,145,200	2.50
	e*	Other	10,641,197	1.20

			32,786,397	3.70

HOTELS AND OTHER LODGING PLACES e			2,278,991	0.26

INDUSTRIAL MACHINERY AND EQUIPMENT e*			28,878,054	3.26

INSTRUMENTS AND RELATED PRODUCTS e*			10,261,522	1.16

INSURANCE AGENTS, BROKERS AND SERVICE e			5,092,221	0.57

INSURANCE CARRIERS
109,773	e	XA S.A.	3,984,259	0.45
30,872	e	Allianz AG.	6,115,786	0.69
	e*	Other	30,863,215	3.48

			40,963,260	4.62

LEATHER AND LEATHER PRODUCTS			4,315,826	0.49

LOCAL AND INTERURBAN PASSENGER TRANSIT e			946,862	0.11

LUMBER AND WOOD PRODUCTS e*			139,107	0.02

METAL MINING
90,661		Anglo American plc	5,448,293	0.61
230,149		BHP Billiton Ltd	7,532,028	0.85
154,736		BHP Billiton plc	4,591,099	0.52
68,360		Rio Tinto plc	7,099,649	0.80
	e*	Other	9,598,329	1.08

			34,269,398	3.86

110	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

INTERNATIONAL EQUITY INDEX FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

MISCELLANEOUS MANUFACTURING INDUSTRIES e			$978,517	0.11%

MISCELLANEOUS RETAIL e*			6,643,659	0.75

MOTION PICTURES e*			282,136	0.03

NONDEPOSITORY INSTITUTIONS e			4,061,101	0.46

OIL AND GAS EXTRACTION
230,668		BG Group plc	5,342,472	0.60
	e*	Other	7,452,743	0.84

			12,795,215	1.44

PAPER AND ALLIED PRODUCTS e			3,486,495	0.39

PERSONAL SERVICES			312,124	0.04

PETROLEUM AND COAL PRODUCTS
1,293,686		BP plc	13,145,676	1.48
178,783	e	ENI S.p.A.	6,096,674	0.69
246,314		Royal Dutch Shell plc (A Shares)	8,491,277	0.96
189,324		Royal Dutch Shell plc (B Shares)	6,372,585	0.72
147,782	e	Total S.A.	10,974,933	1.24
	e*	Other	5,800,131	0.65

			50,881,276	5.74

PRIMARY METAL INDUSTRIES
64,615	e	Arcelor	5,293,343	0.60
	e	Other	11,424,401	1.29

			16,717,744	1.89

PRINTING AND PUBLISHING e			7,534,609	0.85

RAILROAD TRANSPORTATION e			5,051,475	0.57

REAL ESTATE e*			19,804,089	2.23

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
49,816	e	Bayer AG.	3,992,119	0.45
	e	Other	2,746,715	0.31

			6,738,834	0.76

SECURITY AND COMMODITY BROKERS
71,826		Credit Suisse Group	3,656,031	0.41
	e*	Other	9,893,193	1.12

			13,549,224	1.53

SOCIAL SERVICES			334,731	0.04

SPECIAL TRADE CONTRACTORS			128,020	0.01

STONE, CLAY, AND GLASS PRODUCTS e*			8,563,876	0.97

TEXTILE MILL PRODUCTS			248,596	0.03

TOBACCO PRODUCTS
103,885		British American Tobacco plc	3,898,777	0.44
	e	Other	4,067,570	0.46

			7,966,347	0.90

TRANSPORTATION BY AIR e*			6,288,323	0.71

Shares		Company	Value	% of net assets

TRANSPORTATION EQUIPMENT
63,325	e	DaimlerChrysler AG.	$5,413,607	0.61%
59,568		Siemens AG.	6,456,046	0.73
187,100		Toyota Motor Corp	9,328,722	1.05
15,304	e	Volkswagen AG.	4,436,958	0.50
	e*	Other	18,972,644	2.14

			44,607,977	5.03

TRANSPORTATION SERVICES e			1,072,170	0.12

TRUCKING AND WAREHOUSING e			3,885,416	0.44

WATER TRANSPORTATION e			4,417,507	0.50

WHOLESALE TRADE-DURABLE GOODS e*			15,891,576	1.79

WHOLESALE TRADE-NONDURABLE GOODS
117,559	e	Unilever NV	3,947,630	0.45
	e	Other	4,058,916	0.45

			8,006,546	0.90

	TOTAL COMMON STOCKS
		(Cost $787,025,213)	877,147,602	98.90

PREFERRED STOCKS

COMMUNICATIONS			115,368	0.02

INSTRUMENTS AND RELATED PRODUCTS			202,868	0.02

TRANSPORTATION EQUIPMENT			1,088,865	0.12

	TOTAL PREFERRED STOCKS
		(Cost $1,063,453)	1,407,101	0.16

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
199,101,604		State Street Navigator Securities Lending
		Prime Portfolio	199,101,604	22.45

			199,101,604	22.45

	TOTAL SHORT-TERM INVESTMENTS
		(Cost $199,101,604)	199,101,604	22.45

	TOTAL PORTFOLIO
		(Cost $987,190,270)	1,077,656,307	121.51
	OTHER ASSETS & LIABILITIES, NET		(190,737,266)	(21.51)

	NET ASSETS		$886,919,041	100.00%

*	Non-income producing.

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	111

SUMMARY OF MARKET VALUES BY COUNTRY (UNAUDITED)

INTERNATIONAL EQUITY INDEX FUND ▪ MARCH 31, 2008

Country	Value	% of total portfolio

DOMESTIC

UNITED STATES OF AMERICA	$221,246,804	20.53%

TOTAL DOMESTIC	221,246,804	20.53%

FOREIGN

AUSTRALIA	54,520,542	5.06
AUSTRIA	5,063,835	0.47
BELGIUM	11,143,831	1.04
CHINA	685,176	0.06
DENMARK	8,657,480	0.80
FINLAND	15,621,315	1.45
FRANCE	93,237,745	8.65
GERMANY	78,834,921	7.32
GREECE	6,094,751	0.57
HONG KONG	18,036,937	1.67
IRELAND	5,956,596	0.55
ITALY	33,117,235	3.07
JAPAN	171,996,922	15.96
KAZAKHSTAN	432,068	0.04
LUXEMBORG	244,292	0.02
NETHERLANDS	24,527,734	2.28
NEW ZEALAND	1,084,673	0.10
NORWAY	9,107,538	0.85
PORTUGAL	2,927,484	0.27
SINGAPORE	9,783,988	0.91
SPAIN	37,999,302	3.53
SWEDEN	21,031,256	1.95
SWITZERLAND	61,982,991	5.75
UNITED KINGDOM	184,320,891	17.10

TOTAL FOREIGN	856,409,503	79.47

TOTAL PORTFOLIO	$1,077,656,307	100.00%

112	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

ENHANCED INTERNATIONAL EQUITY INDEX FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL SERVICES			$63,557	0.13%

AMUSEMENT AND RECREATION SERVICES			518,676	1.04

APPAREL AND ACCESSORY STORES			57,791	0.12

AUTO REPAIR, SERVICES AND PARKING			149,277	0.30

BUSINESS SERVICES *			517,863	1.04

CHEMICALS AND ALLIED PRODUCTS
10,856		AstraZeneca plc (ADR)	412,419	0.83
3,244		BASF AG.	436,912	0.88
16,050		GlaxoSmithKline plc	339,560	0.68
5,518		Novartis AG.	282,818	0.57
2,652		Roche Holding AG.	499,103	1.00
4,613		Sanofi-Aventis	346,077	0.70
	*	Other	2,101,116	4.23

			4,418,005	8.89

COMMUNICATIONS
13,053		France Telecom S.A.	438,938	0.88
17,984		Royal KPN NV	303,797	0.61
23,694		Telefonica S.A.	680,805	1.37
9,697		Vivendi Universal S.A.	378,901	0.76
24,443		Vodafone Group plc (ADR)	721,313	1.45
		Other	570,914	1.16

			3,094,668	6.23

DEPOSITORY INSTITUTIONS
7,899		Alpha Bank S.A.	261,881	0.53
21,719		Banco Bilbao Vizcaya Argentaria S.A.	478,329	0.96
35,482		Banco Santander Central Hispano S.A.	706,937	1.42
3,710		BNP Paribas	374,214	0.75
9,730		Dexia	277,270	0.56
52,911		HSBC Holdings plc	871,582	1.75
13,349		ING Groep NV	499,892	1.01
9,069		Standard Chartered plc	309,939	0.62
44		Sumitomo Mitsui Financial Group, Inc	289,567	0.58
65,300		UniCredito Italiano S.p.A	437,111	0.88
11,995		Westpac Banking Corp	260,353	0.52
		Other	3,270,969	6.59

			8,038,044	16.17

EATING AND DRINKING PLACES			21,272	0.04

ELECTRIC, GAS, AND SANITARY SERVICES
3,466		E.ON AG.	641,640	1.29
35,524		Enel S.p.A.	376,881	0.76
2,106		RWE AG.	258,872	0.52
		Other	1,650,443	3.32

			2,927,836	5.89

Shares	Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
14,608	ABB Ltd	$392,155	0.79%
9,598	Koninklijke Philips Electronics NV	367,153	0.74
14,000	Matsushita Electric Industrial Co Ltd	303,371	0.61
21,509	Nokia Oyj	680,504	1.37
	Other	912,858	1.83

		2,656,041	5.34

ENGINEERING AND MANAGEMENT SERVICES		252,920	0.51

FOOD AND KINDRED PRODUCTS
14,178	Diageo plc	285,886	0.58
3,629	Groupe Danone	324,506	0.65
1,189	Nestle S.A.	594,141	1.20
	Other	1,047,786	2.10

		2,252,319	4.53

FOOD STORES		951,022	1.91

FURNITURE AND HOME FURNISHINGS STORES		146,127	0.29

GENERAL BUILDING CONTRACTORS		251,117	0.51

GENERAL MERCHANDISE STORES		180,428	0.36

HEALTH SERVICES		96,876	0.20

HEAVY CONSTRUCTION, EXCEPT BUILDING		119,498	0.24

HOLDING AND OTHER INVESTMENT OFFICES *		656,471	1.32

HOTELS AND OTHER LODGING PLACES		299,305	0.60

INDUSTRIAL MACHINERY AND EQUIPMENT		1,622,622	3.26

INSTRUMENTS AND RELATED PRODUCTS
28,806	BAE Systems plc	277,417	0.56
	Other	213,258	0.43

		490,675	0.99

INSURANCE AGENTS, BROKERS AND SERVICE		237,773	0.48

INSURANCE CARRIERS
1,931	Muenchener Rueckver AG.	377,656	0.76
930	Zurich Financial Services AG.	292,878	0.59
	Other	1,333,090	2.68

		2,003,624	4.03

LEATHER AND LEATHER PRODUCTS		147,612	0.30

LOCAL AND INTERURBAN PASSENGER TRANSIT		32,227	0.07

METAL MINING
16,023	BHP Billiton Ltd	524,381	1.06
13,097	BHP Billiton plc	388,595	0.78
3,441	Rio Tinto plc	357,371	0.72
3,837	Xstrata plc	268,585	0.54
	Other	458,341	0.92

		1,997,273	4.02

MISCELLANEOUS MANUFACTURING INDUSTRIES		101,342	0.20

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	113

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

ENHANCED INTERNATIONAL EQUITY INDEX FUND ▪ MARCH 31, 2008

Shares	Company	Value	% of net assets

MISCELLANEOUS RETAIL		$483,894	0.97%

NONDEPOSITORY INSTITUTIONS		79,201	0.16

OIL AND GAS EXTRACTION
13,978	BG Group plc	323,743	0.65
	Other	387,932	0.78

		711,675	1.43

PAPER AND ALLIED PRODUCTS		33,854	0.07

PERSONAL SERVICES		99,022	0.20

PETROLEUM AND COAL PRODUCTS
8,400	BP plc (ADR)	509,460	1.03
7,761	ENI S.p.A.	264,658	0.53
19,710	Royal Dutch Shell plc (A Shares)	679,470	1.37
12,140	Royal Dutch Shell plc (B Shares)	408,628	0.82
11,124	Total S.A.	826,117	1.66
	Other	325,276	0.65

		3,013,609	6.06

PRIMARY METAL INDUSTRIES		977,665	1.97

PRINTING AND PUBLISHING		499,672	1.01

RAILROAD TRANSPORTATION		214,074	0.43

REAL ESTATE		1,173,849	2.36

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		327,702	0.66

SECURITY AND COMMODITY BROKERS *		845,707	1.70

STONE, CLAY, AND GLASS PRODUCTS		649,376	1.31

TOBACCO PRODUCTS
11,074	British American Tobacco plc	415,604	0.84
	Other	256,659	0.51

		672,263	1.35

TRANSPORTATION BY AIR		497,471	1.00

TRANSPORTATION EQUIPMENT
10,100	Honda Motor Co Ltd	288,267	0.58
10,500	Toyota Motor Corp	523,525	1.05
1,166	Volkswagen AG.	338,048	0.68
	Other	1,664,565	3.35

		2,814,405	5.66

Shares	Company	Value	% of net assets

TRANSPORTATION SERVICES		$80,335	0.16%

TRUCKING AND WAREHOUSING		222,945	0.45

WATER TRANSPORTATION		237,697	0.48

WHOLESALE TRADE-DURABLE GOODS		698,497	1.41

WHOLESALE TRADE-NONDURABLE GOODS		561,659	1.13

	TOTAL COMMON STOCKS
	(Cost $51,675,721)	49,196,833	98.98

PREFERRED STOCKS

TRANSPORTATION EQUIPMENT
1,530	Porsche AG.	279,665	0.56

		279,665	0.56

	TOTAL PREFERRED STOCKS
	(Cost $285,694)	279,665	0.56

	TOTAL PORTFOLIO
	(Cost $51,961,415)	49,476,498	99.54

	OTHER ASSETS & LIABILITIES, NET	226,872	0.46

	NET ASSETS	$49,703,370	100.00%

*	Non-income producing.

ABBREVIATION:

ADR - American Depositary Receipt

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

114	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY OF MARKET VALUES BY COUNTRY (UNAUDITED)

ENHANCED INTERNATIONAL EQUITY INDEX FUND ▪ MARCH 31, 2008

Country	Value	% of total portfolio

FOREIGN

AUSTRALIA	$3,132,445	6.33%
AUSTRIA	130,190	0.26
BELGIUM	847,968	1.71
CHINA	31,912	0.07
DENMARK	470,851	0.95
FINLAND	1,079,210	2.18
FRANCE	5,123,653	10.36
GERMANY	4,706,331	9.51
GREECE	506,563	1.02
HONG KONG	1,090,705	2.21
IRELAND	404,256	0.82
ITALY	2,116,717	4.28
JAPAN	9,950,009	20.11
NETHERLANDS	1,587,808	3.21
NEW ZEALAND	59,894	0.12
NORWAY	370,391	0.75
PORTUGAL	140,137	0.28
SINGAPORE	565,133	1.14
SPAIN	2,311,271	4.67
SWEDEN	1,189,445	2.41
SWITZERLAND	3,112,041	6.29
UNITED KINGDOM	10,549,568	21.32

TOTAL FOREIGN	49,476,498	100.00

TOTAL PORTFOLIO	$49,476,498	100.00%

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	115

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

ENHANCED LARGE-CAP GROWTH INDEX FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES *			$448,271	0.85%

APPAREL AND ACCESSORY STORES *			165,701	0.31

APPAREL AND OTHER TEXTILE PRODUCTS			99,093	0.19

AUTOMOTIVE DEALERS AND SERVICE STATIONS *			225,225	0.43

BUILDING MATERIALS AND GARDEN SUPPLIES			218,631	0.41

BUSINESS SERVICES
10,500	*	Adobe Systems, Inc	373,695	0.71
1,600	*	Google, Inc (Class A)	704,752	1.33
68,300		Microsoft Corp	1,938,354	3.67
33,400	*	Oracle Corp	653,304	1.24
	*	Other	2,072,050	3.92

			5,742,155	10.87

CHEMICALS AND ALLIED PRODUCTS
6,800	*	Abbott Laboratories	375,020	0.71
8,000	*	Amgen, Inc	334,240	0.63
6,900	*	Du Pont (E.I.) de Nemours & Co	322,644	0.61
6,300	*	Eli Lilly & Co	325,017	0.62
5,300	*	Genentech, Inc	430,254	0.82
8,800	*	Gilead Sciences, Inc	453,464	0.86
11,000		Merck & Co, Inc	417,450	0.79
4,900		Monsanto Co	546,350	1.03
9,000	*	Procter & Gamble Co	630,630	1.19
	*	Other	1,895,732	3.59

			5,730,801	10.85

COMMUNICATIONS
13,500	*	DIRECTV Group, Inc	334,665	0.63
	*	Other	517,114	0.98

			851,779	1.61

DEPOSITORY INSTITUTIONS			637,499	1.21

EATING AND DRINKING PLACES *			526,097	1.00

EDUCATIONAL SERVICES *			112,659	0.21

ELECTRIC, GAS, AND SANITARY SERVICES *			576,550	1.09

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
7,000	*	Apple Computer, Inc	1,004,500	1.90
45,900	*	Cisco Systems, Inc	1,105,731	2.09
9,800		Honeywell International, Inc	552,916	1.05
42,600		Intel Corp	902,268	1.71
12,900		Qualcomm, Inc	528,900	1.00
20,200	*	Texas Instruments, Inc	571,054	1.08
	*	Other	1,224,827	2.32

			5,890,196	11.15

ENGINEERING AND MANAGEMENT SERVICES
5,400	*	McDermott International, Inc	296,028	0.56
	*	Other	715,465	1.36

			1,011,493	1.92

Shares		Company	Value	% of net assets

FABRICATED METAL PRODUCTS *			$300,656	0.57%

FOOD AND KINDRED PRODUCTS
6,700	*	Anheuser-Busch Cos, Inc	317,915	0.60
10,200		Coca-Cola Co	620,874	1.18
10,800	*	PepsiCo, Inc	779,760	1.48
	*	Other	339,984	0.64

			2,058,533	3.90

FOOD STORES			279,400	0.53

FURNITURE AND FIXTURES *			168,288	0.32

FURNITURE AND HOME FURNISHINGS STORES *			144,788	0.27

GENERAL BUILDING CONTRACTORS *			111,140	0.21

GENERAL MERCHANDISE STORES
9,300		TJX Cos, Inc	307,551	0.58
17,100		Wal-Mart Stores, Inc	900,828	1.71
	*	Other	558,817	1.06

			1,767,196	3.35

HEALTH SERVICES *			939,741	1.78

HEAVY CONSTRUCTION, EXCEPT BUILDING *			141,550	0.27

HOLDING AND OTHER INVESTMENT OFFICES *			459,708	0.87

HOTELS AND OTHER LODGING PLACES			276,084	0.52

INDUSTRIAL MACHINERY AND EQUIPMENT
16,900		Applied Materials, Inc	329,719	0.62
7,700		Caterpillar, Inc	602,833	1.14
15,800	*	Dell, Inc	314,736	0.60
5,600	*	FMC Technologies, Inc	318,584	0.60
26,000	*	Hewlett-Packard Co	1,187,160	2.25
10,200	*	International Business Machines Corp	1,174,428	2.22
	*	Other	1,600,163	3.03

			5,527,623	10.46

INSTRUMENTS AND RELATED PRODUCTS
6,700		Baxter International, Inc	387,394	0.73
3,600		Becton Dickinson & Co	309,060	0.59
12,300		Johnson & Johnson	797,901	1.51
6,700		Medtronic, Inc	324,079	0.61
	*	Other	1,268,747	2.40

			3,087,181	5.84

INSURANCE CARRIERS
12,300		UnitedHealth Group, Inc	422,628	0.80
	*	Other	670,003	1.27

			1,092,631	2.07

LEATHER AND LEATHER PRODUCTS *			132,660	0.25

METAL MINING
3,900		Freeport-McMoRan Copper & Gold, Inc (Class B)	375,258	0.71
		Other	72,681	0.14

			447,939	0.85

116	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

ENHANCED LARGE-CAP GROWTH INDEX FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

MISCELLANEOUS MANUFACTURING INDUSTRIES			$178,870	0.34%

MISCELLANEOUS RETAIL *			1,053,207	1.99

MOTION PICTURES *			358,602	0.68

NONDEPOSITORY INSTITUTIONS
8,700	*	American Express Co	380,364	0.72
	*	Other	104,386	0.20

			484,750	0.92

OIL AND GAS EXTRACTION
5,000		ENSCO International, Inc	313,100	0.59
5,900	*	National Oilwell Varco, Inc	344,442	0.65
7,700	*	Schlumberger Ltd	669,900	1.27
4,000		Transocean, Inc	540,800	1.03
	*	Other	364,685	0.69

			2,232,927	4.23

PAPER AND ALLIED PRODUCTS			22,330	0.04

PERSONAL SERVICES			64,862	0.12

PETROLEUM AND COAL PRODUCTS
12,100		Exxon Mobil Corp	1,023,418	1.94
		Other	376,881	0.71

			1,400,299	2.65

PRIMARY METAL INDUSTRIES *			695,761	1.32

PRINTING AND PUBLISHING
7,900		McGraw-Hill Cos, Inc	291,905	0.55
		Other	121,582	0.23

			413,487	0.78

RAILROAD TRANSPORTATION
5,400		Burlington Northern Santa Fe Corp	497,988	0.94
		Other	303,816	0.58

			801,804	1.52

REAL ESTATE *			128,674	0.24

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			254,900	0.48

SECURITY AND COMMODITY BROKERS *			1,149,760	2.18

SPECIAL TRADE CONTRACTORS *			30,121	0.06

STONE, CLAY, AND GLASS PRODUCTS
4,400		3M Co	348,260	0.66
	*	Other	101,574	0.19

			449,834	0.85

TOBACCO PRODUCTS
7,900	*	Philip Morris International, Inc	399,582	0.76
		Other	364,010	0.69

			763,592	1.45

Shares		Company	Value	% of net assets

TRANSPORTATION BY AIR *			$4,510	0.01%

TRANSPORTATION EQUIPMENT
9,600		Boeing Co	713,952	1.35
	*	Other	1,046,295	1.98

			1,760,247	3.33

TRANSPORTATION SERVICES			140,344	0.27

TRUCKING AND WAREHOUSING			293,708	0.56

WATER TRANSPORTATION *			96,900	0.18

WHOLESALE TRADE-DURABLE GOODS *			239,566	0.45

WHOLESALE TRADE-NONDURABLE GOODS *			454,880	0.86

		TOTAL COMMON STOCKS
		(Cost $54,246,336)	52,645,203	99.67

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$3,080,000		Federal Home Loan Bank (FHLB), 04/01/08	3,080,000	5.83

			3,080,000	5.83

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $3,080,000)	3,080,000	5.83

		TOTAL PORTFOLIO
		(Cost $57,326,336)	55,725,203	105.50
		OTHER ASSETS & LIABILITIES, NET	(2,902,764)	(5.50)

		NET ASSETS	$52,822,439	100.00%

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	117

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

ENHANCED LARGE-CAP VALUE INDEX FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
7,673	*	Walt Disney Co	$240,779	0.48%
		Other	47,236	0.09

			288,015	0.57

APPAREL AND ACCESSORY STORES			100,978	0.20

APPAREL AND OTHER TEXTILE PRODUCTS			48,676	0.10

AUTOMOTIVE DEALERS AND SERVICE STATIONS *			62,607	0.12

BUILDING MATERIALS AND GARDEN SUPPLIES			48,080	0.10

BUSINESS SERVICES *			585,121	1.16

CHEMICALS AND ALLIED PRODUCTS
11,179		Dow Chemical Co	411,946	0.82
8,672	*	Du Pont (E.I.) de Nemours & Co	405,503	0.80
60,579		Pfizer, Inc	1,267,918	2.51
13,890	*	Procter & Gamble Co	973,272	1.92
5,949		Wyeth	248,430	0.49
	*	Other	947,426	1.87

			4,254,495	8.41

COMMUNICATIONS
53,560		AT&T, Inc	2,051,348	4.05
20,942		Verizon Communications, Inc	763,336	1.51
	*	Other	706,600	1.40

			3,521,284	6.96

DEPOSITORY INSTITUTIONS
37,607		Bank of America Corp	1,425,681	2.82
10,092		Bank of New York Mellon Corp	421,139	0.83
30,622		Citigroup, Inc	655,923	1.30
25,905		JPMorgan Chase & Co	1,112,620	2.20
14,923		Regions Financial Corp	294,729	0.58
5,003		SunTrust Banks, Inc	275,865	0.54
12,474		US Bancorp	403,659	0.80
10,169		Wachovia Corp	274,563	0.54
29,014		Wells Fargo & Co	844,307	1.67
	*	Other	1,096,892	2.17

			6,805,378	13.45

EATING AND DRINKING PLACES
6,129	*	McDonald’s Corp	341,814	0.68

			341,814	0.68

ELECTRIC, GAS, AND SANITARY SERVICES
9,021		American Electric Power Co, Inc	375,544	0.74
2,979		Constellation Energy Group, Inc	262,956	0.52
6,957		Edison International	341,032	0.67
6,543	*	FPL Group, Inc	410,508	0.81
8,184		Public Service Enterprise Group, Inc	328,915	0.65
6,499		Sempra Energy	346,267	0.69
	*	Other	1,715,502	3.39

			3,780,724	7.47

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT *			$1,036,083	2.05%

ENGINEERING AND MANAGEMENT SERVICES *			70,542	0.14

FABRICATED METAL PRODUCTS			218,483	0.43

FOOD AND KINDRED PRODUCTS
6,133		Coca-Cola Co	373,316	0.74
12,480		Kraft Foods, Inc (Class A)	387,005	0.76
	*	Other	833,518	1.65

			1,593,839	3.15

FOOD STORES			215,384	0.43

FURNITURE AND HOME FURNISHINGS STORES *			21,151	0.04

GENERAL BUILDING CONTRACTORS			344,796	0.68

GENERAL MERCHANDISE STORES
7,877		Wal-Mart Stores, Inc	414,960	0.82
		Other	160,758	0.32

			575,718	1.14

HEALTH SERVICES
5,647	*	WellPoint, Inc	249,202	0.49
	*	Other	167,681	0.33

			416,883	0.82

HOLDING AND OTHER INVESTMENT OFFICES			1,285,896	2.54

HOTELS AND OTHER LODGING PLACES			41,762	0.08

INDUSTRIAL MACHINERY AND EQUIPMENT
3,305		Deere & Co	265,854	0.53
76,468	*	General Electric Co	2,830,081	5.59
	*	Other	592,569	1.17

			3,688,504	7.29

INSTRUMENTS AND RELATED PRODUCTS
18,236		Johnson & Johnson	1,182,969	2.34
	*	Other	334,386	0.66

			1,517,355	3.00

INSURANCE AGENTS, BROKERS AND SERVICE
3,586		Hartford Financial Services Group, Inc	271,711	0.54

			271,711	0.54

INSURANCE CARRIERS
6,123		ACE Ltd	337,132	0.66
17,877		American International Group, Inc	773,180	1.53
5,437		Chubb Corp	269,023	0.53
4,207		Prudential Financial, Inc	329,198	0.65
	*	Other	2,224,210	4.40

			3,932,743	7.77

LEATHER AND LEATHER PRODUCTS *			77,425	0.15

METAL MINING
2,362		Freeport-McMoRan Copper & Gold, Inc (Class B)	227,272	0.45
		Other	88,290	0.17

			315,562	0.62

118	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

ENHANCED LARGE-CAP VALUE INDEX FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

MISCELLANEOUS MANUFACTURING INDUSTRIES
9,667		Tyco International Ltd	$425,831	0.84%
		Other	16,618	0.04

			442,449	0.88

MISCELLANEOUS RETAIL *			68,894	0.14

MOTION PICTURES			510,939	1.01

NONDEPOSITORY INSTITUTIONS
5,542		Capital One Financial Corp	272,777	0.54
11,052		Fannie Mae	290,889	0.58
	*	Other	131,977	0.26

			695,643	1.38

OIL AND GAS EXTRACTION *			407,605	0.81

PAPER AND ALLIED PRODUCTS			218,611	0.43

PERSONAL SERVICES			56,823	0.11

PETROLEUM AND COAL PRODUCTS
18,599		Chevron Corp	1,587,611	3.14
15,469		ConocoPhillips	1,178,892	2.33
4,711		Devon Energy Corp	491,499	0.97
36,569		Exxon Mobil Corp	3,093,006	6.12
9,258		Marathon Oil Corp	422,165	0.83
8,989	*	Occidental Petroleum Corp	657,725	1.30
		Other	700,214	1.38

			8,131,112	16.07

PRIMARY METAL INDUSTRIES			410,415	0.81

PRINTING AND PUBLISHING *			222,077	0.44

RAILROAD TRANSPORTATION			446,479	0.88

SECURITY AND COMMODITY BROKERS
6,853		Morgan Stanley	313,182	0.62
	*	Other	781,824	1.55

			1,095,006	2.17

STONE, CLAY, AND GLASS PRODUCTS			12,189	0.02

TOBACCO PRODUCTS
8,127	*	Philip Morris International, Inc	411,064	0.81
		Other	191,342	0.38

			602,406	1.19

TRANSPORTATION BY AIR *			46,758	0.09

TRANSPORTATION EQUIPMENT
3,937		General Dynamics Corp	328,228	0.65
	*	Other	701,047	1.39

			1,029,275	2.04

TRUCKING AND WAREHOUSING			92,775	0.18

WHOLESALE TRADE-DURABLE GOODS *			367,460	0.73

WHOLESALE TRADE-NONDURABLE GOODS			45,079	0.09

		TOTAL COMMON STOCKS
		(Cost $52,089,154)	50,363,004	99.56

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$3,020,000	Federal Home Loan Bank (FHLB), 04/01/08	$3,020,000	5.97%

		3,020,000	5.97

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,020,000)	3,020,000	5.97

	TOTAL PORTFOLIO
	(Cost $55,109,154)	53,383,004	105.53
	OTHER ASSETS & LIABILITIES, NET	(2,798,270)	(5.53)

	NET ASSETS	$50,584,734	100.00%

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	119

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SOCIAL CHOICE EQUITY FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-CROPS *			$40,951	0.01%

AMUSEMENT AND RECREATION SERVICES
151,142	*	Walt Disney Co	4,742,836	0.86
	*	Other	487,040	0.09

			5,229,876	0.95

APPAREL AND ACCESSORY STORES *			3,185,043	0.58

APPAREL AND OTHER TEXTILE PRODUCTS			518,364	0.09

AUTO REPAIR, SERVICES AND PARKING *			276,859	0.05

AUTOMOTIVE DEALERS AND SERVICE STATIONS *			516,173	0.09

BUILDING MATERIALS AND GARDEN SUPPLIES
130,942		Home Depot, Inc	3,662,448	0.66
		Other	1,999,806	0.37

			5,662,254	1.03

BUSINESS SERVICES
9,055	*	Google, Inc (Class A)	3,988,456	0.72
400,047		Microsoft Corp	11,353,334	2.06
	*	Other	19,128,084	3.47

			34,469,874	6.25

CHEMICALS AND ALLIED PRODUCTS
30,653		Air Products & Chemicals, Inc	2,820,076	0.51
70,878	*	Amgen, Inc	2,961,283	0.54
38,559		Colgate-Palmolive Co	3,004,132	0.55
65,306	*	Eli Lilly & Co	3,369,137	0.61
34,421	*	Genentech, Inc	2,794,297	0.51
54,778	*	Gilead Sciences, Inc	2,822,710	0.51
130,789		Merck & Co, Inc	4,963,443	0.90
35,215		Praxair, Inc	2,966,159	0.54
157,900	*	Procter & Gamble Co	11,064,053	2.01
	*	Other	18,680,290	3.38

			55,445,580	10.06

COMMUNICATIONS
288,449		AT&T, Inc	11,047,597	2.00
166,605		Verizon Communications, Inc	6,072,752	1.10
	*	Other	8,303,539	1.51

			25,423,888	4.61

DEPOSITORY INSTITUTIONS
231,986		Bank of America Corp	8,794,589	1.60
64,495		Bank of New York Mellon Corp	2,691,376	0.49
146,957		US Bancorp	4,755,529	0.86
130,387		Wachovia Corp	3,520,449	0.64
203,013		Wells Fargo & Co	5,907,678	1.07
	v*	Other	17,913,302	3.25

			43,582,923	7.91

EATING AND DRINKING PLACES
97,412	*	McDonald’s Corp	5,432,667	0.99
	*	Other	2,031,495	0.36

			7,464,162	1.35

Shares		Company	Value	% of net assets

EDUCATIONAL SERVICES *			$28,944	0.01%

ELECTRIC, GAS, AND SANITARY SERVICES *			29,591,041	5.37

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
40,588	*	Apple Computer, Inc	5,824,378	1.06
289,073	*	Cisco Systems, Inc	6,963,769	1.26
318,594		Intel Corp	6,747,821	1.22
96,620		Qualcomm, Inc	3,961,420	0.72
	*	Other	10,045,831	1.83

			33,543,219	6.09

ENGINEERING AND MANAGEMENT SERVICES *			4,115,398	0.75

FABRICATED METAL PRODUCTS
63,235		Illinois Tool Works, Inc	3,049,824	0.55
	*	Other	1,905,936	0.35

			4,955,760	0.90

FOOD AND KINDRED PRODUCTS
45,386		General Mills, Inc	2,717,714	0.49
104,122		Kraft Foods, Inc (Class A)	3,228,823	0.59
91,673	*	PepsiCo, Inc	6,618,791	1.20
	*	Other	8,475,586	1.54

			21,040,914	3.82

FOOD STORES *			1,296,962	0.24

FORESTRY *			1,041,777	0.19

FURNITURE AND FIXTURES *			3,575,390	0.65

FURNITURE AND HOME FURNISHINGS STORES *			552,638	0.10

GENERAL BUILDING CONTRACTORS *			1,236,563	0.22

GENERAL MERCHANDISE STORES
61,124		Target Corp	3,097,764	0.56
	*	Other	4,250,523	0.77

			7,348,287	1.33

HEALTH SERVICES *			6,162,561	1.12

HOLDING AND OTHER INVESTMENT OFFICES v*			12,034,342	2.18

HOTELS AND OTHER LODGING PLACES *			1,574,339	0.29

INDUSTRIAL MACHINERY AND EQUIPMENT
42,198		Deere & Co	3,394,407	0.62
147,542	*	Hewlett-Packard Co	6,736,768	1.22
73,764	*	International Business Machines Corp	8,493,187	1.54
	*	Other	12,522,635	2.27

			31,146,997	5.65

INSTRUMENTS AND RELATED PRODUCTS
49,203		Baxter International, Inc	2,844,917	0.52
83,000		Emerson Electric Co	4,271,180	0.78
144,989		Johnson & Johnson	9,405,436	1.71
87,786		Medtronic, Inc	4,246,209	0.77
	*	Other	13,680,601	2.47

			34,448,343	6.25

120	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SOCIAL CHOICE EQUITY FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

INSURANCE AGENTS, BROKERS AND SERVICE *			$2,503,012	0.45%

INSURANCE CARRIERS
55,493		Aflac, Inc	3,604,270	0.65
65,025		Travelers Cos, Inc	3,111,446	0.56
	*	Other	16,020,873	2.92

			22,736,589	4.13

LEATHER AND LEATHER PRODUCTS *			665,840	0.12

LUMBER AND WOOD PRODUCTS *			46,630	0.01

METAL MINING *			678,022	0.12

MISCELLANEOUS MANUFACTURING INDUSTRIES *			2,042,779	0.37

MISCELLANEOUS RETAIL *			5,592,225	1.01

MOTION PICTURES
286,887		Time Warner, Inc	4,022,156	0.73
	*	Other	2,580,194	0.47

			6,602,350	1.20

NONDEPOSITORY INSTITUTIONS
86,819	*	American Express Co	3,795,726	0.69
	*	Other	4,136,270	0.75

			7,931,996	1.44

NONMETALLIC MINERALS, EXCEPT FUELS			1,081,363	0.20

OIL AND GAS EXTRACTION
29,596		Transocean, Inc	4,001,379	0.73
54,320		XTO Energy, Inc	3,360,235	0.61
	*	Other	22,091,994	4.00

			29,453,608	5.34

PAPER AND ALLIED PRODUCTS
41,393		Kimberly-Clark Corp	2,671,918	0.48
	*	Other	2,392,267	0.44

			5,064,185	0.92

PERSONAL SERVICES			246,964	0.04

PETROLEUM AND COAL PRODUCTS
39,196		Apache Corp	4,735,661	0.86
44,227		Devon Energy Corp	4,614,203	0.84
27,261		EOG Resources, Inc	3,271,320	0.59
	*	Other	11,650,483	2.11

			24,271,667	4.40

PIPELINES, EXCEPT NATURAL GAS			1,735,825	0.31

PRIMARY METAL INDUSTRIES *			10,295,455	1.87

PRINTING AND PUBLISHING *			3,966,209	0.72

RAILROAD TRANSPORTATION *			4,961,502	0.90

REAL ESTATE *			358,261	0.07

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS *			2,964,170	0.54

Shares		Company	Value	% of net assets

SECURITY AND COMMODITY BROKERS
26,131		Goldman Sachs Group, Inc	$4,321,806	0.78%
	*	Other	11,064,614	2.01

			15,386,420	2.79

SOCIAL SERVICES*			50,715	0.01

SPECIAL TRADE CONTRACTORS *			219,279	0.04

STONE, CLAY, AND GLASS PRODUCTS
62,569		3M Co	4,952,336	0.90
	*	Other	497,308	0.09

			5,449,644	0.99

TEXTILE MILL PRODUCTS			31,542	0.01

TRANSPORTATION BY AIR *			3,784,190	0.69

TRANSPORTATION EQUIPMENT *			6,140,637	1.11

TRANSPORTATION SERVICES			277,407	0.05

TRUCKING AND WAREHOUSING
62,510		United Parcel Service, Inc (Class B)	4,564,480	0.83

			4,564,480	0.83

WATER TRANSPORTATION *			448,467	0.08

WHOLESALE TRADE-DURABLE GOODS *			2,900,750	0.53

WHOLESALE TRADE-NONDURABLE GOODS *			2,504,640	0.45

		TOTAL COMMON STOCKS (Cost $551,493,105)	550,466,245	99.88

Principal	Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$5,680,000	Federal Home Loan Bank Discount Note
	0.000%, 04/01/2008	5,680,000	1.03

		5,680,000	1.03

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,680,000)	5,680,000	1.03

	TOTAL PORTFOLIO (Cost $557,173,105)	556,146,245	100.91
	OTHER ASSETS & LIABILITIES, NET	(5,008,331)	(0.91)

	NET ASSETS	$551,137,914	100.00%

*	Non-income producing

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	121

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

REAL ESTATE SECURITIES FUND ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS

HOLDING AND OTHER INVESTMENT OFFICES
104,700	e	Acadia Realty Trust	$2,528,505	0.46%
67,000	e	Alexandria Real Estate Equities, Inc	6,212,240	1.13
228,000		AMB Property Corp	12,407,760	2.27
104,100		American Campus Communities, Inc	2,848,176	0.52
143,000	e	AvalonBay Communities, Inc	13,802,360	2.52
47,000		Boardwalk Real Estate Investment Trust	1,739,977	0.32
388,600	e	Boston Properties, Inc	35,778,402	6.53
115,700	e	Camden Property Trust	5,808,140	1.06
115,900	e	Corporate Office Properties Trust	3,895,399	0.71
370,000	e	DCT Industrial Trust, Inc	3,685,200	0.67
61,100	e	Digital Realty Trust, Inc	2,169,050	0.40
141,000	e	Douglas Emmett, Inc	3,110,460	0.57
164,700	e	EastGroup Properties, Inc	7,651,962	1.40
102,000	e	Entertainment Properties Trust	5,031,660	0.92
29,000	e	Equity Lifestyle Properties, Inc	1,431,730	0.26
300,000		Equity Residential	12,447,000	2.27
151,100	e	Essex Property Trust, Inc	17,222,378	3.15
345,000	e	Federal Realty Investment Trust	26,892,750	4.91
319,200	e	General Growth Properties, Inc	12,183,864	2.23
450,000		HCP, Inc	15,214,500	2.78
1,191,600	e	Host Marriott Corp	18,970,272	3.46
168,000	e	iShares Dow Jones US Real Estate Index Fund	10,936,800	2.00
45,000	e	Kilroy Realty Corp	2,209,950	0.40
267,300	e	Kimco Realty Corp	10,470,141	1.91
212,500		Macerich Co	14,932,375	2.73
652,450	e	Mission West Properties, Inc	6,165,653	1.13
170,000	e	Nationwide Health Properties, Inc	5,737,500	1.05
284,600	e	Post Properties, Inc	10,991,252	2.01
462,000		Prologis	27,193,320	4.97
256,900	e	Public Storage, Inc	22,766,478	4.16
340,800		Regency Centers Corp	22,070,208	4.03
607,900		Simon Property Group, Inc	56,479,989	10.32
191,000		SL Green Realty Corp	15,560,770	2.84
300,500	e	Strategic Hotels & Resorts, Inc	3,945,565	0.72
400,300	e	Taubman Centers, Inc	20,855,630	3.81
162,000	e	UDR, Inc	3,972,240	0.73
504,000		Ventas, Inc	22,634,640	4.13
341,400	e	Vornado Realty Trust	29,432,094	5.38
	g,m*	Other	3,085,390	0.56

			500,471,780	91.42

HOTELS AND OTHER LODGING PLACES
145,900		Starwood Hotels & Resorts Worldwide, Inc	7,550,325	1.38
61,000	e*	Vail Resorts, Inc	2,945,690	0.54

			10,496,015	1.92

Shares			Company	Value	% of net assets

REAL ESTATE
2,000,000		e	Allgreen Properties Ltd	$1,787,206	0.33%
310,000	g,m,	v*	Asset Capital Corp, Inc	1,584,100	0.29
236,800			Brookfield Properties Co	4,572,608	0.84
350,000			City Developments Ltd	2,802,136	0.51
2,090,000			Greentown China Holdings Ltd	1,957,701	0.36
13,100,000			Shanghai Real Estate Ltd	2,306,027	0.42
357,000		e	Thomas Properties Group, Inc	3,134,460	0.57
3,000,000		*	Zhong An Real Estate Ltd	1,449,378	0.26
			Other	1,182,260	0.22

				20,775,876	3.80

SECURITY AND COMMODITY BROKERS
347,000		e*	Corrections Corp of America	9,549,440	1.74

				9,549,440	1.74

			TOTAL COMMON STOCKS (Cost $586,920,532)	541,293,111	98.88

Principal	Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$12,630,000	Federal Home Loan Bank (FHLB)
	0.000%, 04/01/08	12,630,000	2.31

		12,630,000	2.31

Shares	Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
52,986,315	State Street Navigator Securities Lending
	Prime Portfolio	52,986,315	9.68

		52,986,315	9.68

	TOTAL SHORT-TERM INVESTMENTS (Cost $65,616,315)	65,616,315	11.99

	TOTAL PORTFOLIO (Cost $652,536,847)	606,909,426	110.87
	OTHER ASSETS & LIABILITIES, NET	(59,487,759)	(10.87)

	NET ASSETS	$547,421,667	100.00%

*	Non-income producing

e	All or a portion of these securities are out on loan.

g

Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold intransaction exempt from registration to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $1,584,100 or 0.29% of net assets.

m	Indicates a security has been deemed illiquid

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

122	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MANAGED ALLOCATION FUND II ▪ MARCH 31, 2008

Shares		Company	Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS

21,298,860	q	TIAA-CREF Institutional Bond Plus Fund II	$212,136,649	36.10%
598,383	q	TIAA-CREF Institutional Enhanced International
		Equity Index Fund	5,283,727	0.90
731,639	q	TIAA-CREF Institutional Enhanced Large-Cap
		Growth Index Fund	6,555,487	1.12
694,819	q	TIAA-CREF Institutional Enhanced Large-Cap
		Value Index Fund	6,274,221	1.07
181,097	q	TIAA-CREF Institutional Growth & Income Fund	1,662,221	0.28
867	q	TIAA-CREF Institutional High-Yield Fund II	8,056	0.00 **
5,321,943	q	TIAA-CREF Institutional International Equity Fund	61,681,321	10.50
13,716,232	q	TIAA-CREF Institutional Large-Cap Growth Fund	141,002,867	23.99
9,658,693	q	TIAA-CREF Institutional Large-Cap Value Fund	128,557,211	21.88
21,872	q	TIAA-CREF Institutional Mid-Cap Growth Fund	367,663	0.06
15,462	q	TIAA-CREF Institutional Mid-Cap Value Fund	256,507	0.04
6,324	q	TIAA-CREF Institutional Short-Term Bond Fund II	64,061	0.01
1,954,692	q	TIAA-CREF Institutional Small-Cap Equity Fund	24,160,001	4.11

		TOTAL TIAA-CREF MUTUAL FUNDS (Cost $597,470,006)	588,009,992	100.06

		TOTAL PORTFOLIO (Cost $597,470,006)	588,009,992	100.06
		OTHER ASSETS & LIABILITIES, NET	(338,301)	(0.06)

		NET ASSETS	$587,671,691	100.00%

**	Percentage represents less than 0.01%.

q	Affiliated fund.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	123

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

BOND FUND ▪ MARCH 31, 2008

Principal	Issuer	Rating†	Value	% of net assets

BONDS

CORPORATE BONDS

AMUSEMENT AND RECREATION SERVICES	$2,852,824	0.15%

APPAREL AND ACCESSORY STORES	952,241	0.05

BUILDING MATERIALS AND GARDEN SUPPLIES	2,725,876	0.15

BUSINESS SERVICES	2,063,284	0.11

CHEMICALS AND ALLIED PRODUCTS	8,121,374	0.44

COMMUNICATIONS	40,158,560	2.15

DEPOSITORY INSTITUTIONS
$15,700,000	g	Depfa ACS Bank 5.125%, 03/16/37	Aaa	15,333,766	0.82
e,g	Other	68,489,470	3.68

83,823,236	4.50

EATING AND DRINKING PLACES	1,531,062	0.08

ELECTRIC, GAS, AND SANITARY SERVICES e,g	22,194,910	1.19

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,683,326	0.20

FOOD AND KINDRED PRODUCTS	8,776,051	0.47

FOOD STORES e	2,909,105	0.16

GENERAL MERCHANDISE STORES	2,486,387	0.13

HEALTH SERVICES	1,157,023	0.06

HOLDING AND OTHER INVESTMENT OFFICES e	4,585,062	0.25

INDUSTRIAL MACHINERY AND EQUIPMENT	7,536,276	0.40

INSTRUMENTS AND RELATED PRODUCTS	2,067,117	0.11

INSURANCE CARRIERS g	13,711,647	0.74

METAL MINING g	1,045,084	0.06

MISCELLANEOUS MANUFACTURING INDUSTRIES g	1,366,892	0.07

MISCELLANEOUS RETAIL	2,183,456	0.12

MOTION PICTURES	2,528,713	0.13

NONDEPOSITORY INSTITUTIONS e,g	39,272,324	2.11

OIL AND GAS EXTRACTION	13,484,663	0.72

PAPER AND ALLIED PRODUCTS	820,869	0.04

PETROLEUM AND COAL PRODUCTS g	1,462,508	0.08

PIPELINES, EXCEPT NATURAL GAS	8,208,453	0.44

PRIMARY METAL INDUSTRIES g	594,798	0.03

PRINTING AND PUBLISHING	4,641,604	0.25

RAILROAD TRANSPORTATION	4,409,427	0.24

REAL ESTATE g	487,500	0.03

SECURITY AND COMMODITY BROKERS g	25,518,079	1.37

TRANSPORTATION BY AIR	1,043,859	0.06

TRANSPORTATION EQUIPMENT g	5,749,743	0.31

Principal		Issuer	Rating†	Value	% of net assets

WHOLESALE TRADE-DURABLE GOODS				$1,708,535	0.09%

WHOLESALE TRADE-NONDURABLE GOODS				3,969,866	0.21

	TOTAL CORPORATE BONDS (Cost $330,927,549)			329,831,734	17.70

GOVERNMENT BONDS

AGENCY SECURITIES
		Federal Home Loan Bank (FHLB)
$10,000,000		5.000%, 10/16/09	Aaa	10,136,880	0.55
		Federal Home Loan Mortgage Corp (FHLMC)
13,688,000		5.875%, 03/21/11	Aa2	14,765,834	0.79
7,500,000		5.500%, 08/20/12	Aaa	8,220,795	0.44
7,670,000		5.125%, 10/18/16	Aaa	8,260,812	0.44
14,750,000		5.125%, 11/17/17	Aaa	15,820,835	0.85
		Federal National Mortgage Association (FNMA)
32,260,000		5.100%, 09/10/09	Aaa	32,626,570	1.75
493,758		8.250%, 12/30/49	Aa3	11,874,880	0.64
28,340,000		3.660–7.125%, 06/15/08–07/15/37		30,222,426	1.62
		Private Export Funding Corp
13,000,000		5.450%, 09/15/17	Aaa	14,393,834	0.77
		Other		30,818,766	1.66

				177,141,632	9.51

FOREIGN GOVERNMENT BONDS e,g				41,375,754	2.22

MORTGAGE BACKED SECURITIES
		Federal Home Loan Mortgage Corp (FHLMC)
54,531,757	i	4.500–6.130%, 09/15/16–09/01/37		55,704,868	2.99
		Federal Home Loan Mortgage Corp Gold (FGLMC)
8,129,465		4.500%, 06/01/21		8,096,598	0.43
13,369,042		4.500%, 06/01/21		13,314,990	0.71
12,120,725	h	7.000%, 12/01/33		12,871,244	0.69
9,231,430		5.500%, 04/01/37		9,330,694	0.50
10,232,871		5.500%, 05/01/37		10,342,904	0.56
84,198,578	d,h	4.500–8.000%, 01/01/16–09/01/37		85,121,314	4.57
		Federal National Mortgage Association (FNMA)
10,716,608		5.000%, 10/01/25		10,737,174	0.58
9,718,435		5.000%, 11/01/33		9,645,791	0.52
8,359,858		5.000%, 03/01/34		8,297,369	0.45
10,636,995		5.000%, 08/01/34		10,556,167	0.57
42,882,078		5.500%, 02/01/35		43,428,931	2.33
10,004,896		5.000%, 02/25/35		10,219,523	0.55
8,912,038		5.500%, 09/01/35		9,025,689	0.48
7,895,441		5.500%, 01/01/38		7,977,620	0.43
13,545,885	h	5.500%, 02/01/38		13,687,245	0.73
15,520,891		6.000%, 02/01/38		15,913,617	0.85
25,000,000	h	5.500%, 04/25/38		25,234,375	1.35
255,620,689	d,h,i	4.440–8.000%, 06/01/13–03/01/38		260,733,658	14.00
		Government National Mortgage Association (GNMA)
10,000,000	h	5.000%, TBA		9,978,125	0.54
20,758,627		5.000–8.500%, 01/15/28–02/20/36		21,028,784	1.13

				651,246,680	34.96

MUNICIPAL BONDS				6,793,530	0.36

124	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

BOND FUND ▪ MARCH 31, 2008

Principal		Issuer	Rating†	Value	% of net assets

U.S. TREASURY SECURITIES
		United States Treasury Bond
$36,536,000	d	8.000%, 11/15/21		$51,532,895	2.76%
20,650,000	d	5.250%, 02/15/29		23,274,801	1.25
		United States Treasury Inflation Indexed Bonds
50,075,199		0.875%, 04/15/10		51,244,906	2.75
15,756,746		2.375%, 04/15/11		16,928,654	0.91
13,180,000		United States Treasury Note
		4.875%, 10/31/08		13,444,628	0.72
23,144,000		2.875%, 01/31/13		23,590,610	1.27
85,862,000		2.750%, 02/28/13		87,042,603	4.67
10,000,000		2.500%, 03/31/13		10,014,840	0.54
25,223,000		4.750%, 08/15/17		27,906,879	1.50
11,901,000		4.250%, 11/15/17		12,697,808	0.68
12,152,000		3.500%, 02/15/18		12,222,251	0.66
		United States Treasury Strip Principal
22,000,000	j	08/15/27		9,133,124	0.49
		Other		15,648,172	0.84

				354,682,171	19.04

	TOTAL GOVERNMENT BONDS (Cost $1,201,569,128)			1,231,239,767	66.09

	TOTAL BONDS (Cost $1,532,496,677)			1,561,071,501	83.79

STRUCTURED ASSETS

ASSET BACKED
		Chase Funding Mortgage Loan
		Asset-Backed Certificates
		Series 2003-6 (Class 1A7)
12,254,607		4.277%, 09/25/33	Aaa	11,935,736	0.64
		Hertz Vehicle Financing LLC
		Series 2005-1A (Class A3)
9,000,000		5.010%, 02/25/11	Aaa	8,695,324	0.47
		Honda Auto Receivables Owner Trust
		Series 2007-1 (Class A4)
15,000,000		5.090%, 07/18/13	NR	15,394,596	0.83
		Nissan Auto Lease Trust
		Series 2006-A (Class A3)
9,200,000		5.110%, 03/15/10	Aaa	9,312,901	0.50
		Volkswagen Auto Lease Trust
		Series 2006-A (Class A3)
8,996,785	d	5.500%, 09/21/09	Aaa	9,070,782	0.49
		Volkswagen Auto Lease Trust
		Series 2006-A (Class A4)
10,000,000	d	5.540%, 04/20/11	Aaa	10,178,427	0.54
		Wachovia Auto Loan Owner Trust
		Series 2006-2A (Class A3)
8,000,000		5.230%, 08/22/11	Aaa	8,071,173	0.43
	d,i,m,v	Other		119,540,495	6.42

				192,199,434	10.32

OTHER MORTGAGE BACKED SECURITIES d				80,766,933	4.33

	TOTAL STRUCTURED ASSETS (Cost $285,640,039)			272,966,367	14.65

Shares	Company	Value	% of net assets

PREFERRED STOCKS

DEPOSITORY INSTITUTIONS e		$521,760	0.03%

	TOTAL PREFERRED STOCKS (Cost $600,000)	521,760	0.03

SHORT-TERM INVESTMENTS

DEPOSITORY INSTITUTIONS		7,007,378	0.38

FOOD AND KINDRED PRODUCTS		9,999,202	0.54

INDUSTRIAL MACHINERY AND EQUIPMENT		4,999,599	0.27

Principal	Issuer

NONDEPOSITORY INSTITUTIONS
	American Honda Finance Corp
$9,200,000	04/02/08	9,198,522	0.49
	Other	4,998,808	0.27

		14,197,330	0.76

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Home Loan Bank (FHLB)
14,240,000	04/03/08	14,238,576	0.76
20,000,000	04/16/08	19,985,000	1.07
13,075,000	04/18/08	13,063,886	0.70
14,100,000	04/25/08	14,083,080	0.76

		61,370,542	3.29

Shares	Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
11,447,915	State Street Navigator Securities Lending
	Prime Portfolio	11,447,915	0.61

		11,447,915	0.61

	TOTAL SHORT-TERM INVESTMENTS (Cost $109,020,132)	109,021,966	5.85

	TOTAL PORTFOLIO (Cost $1,927,756,848)	1,943,581,594	104.32

	OTHER ASSETS & LIABILITIES, NET	(80,494,916)	(4.32)

	NET ASSETS	$1,863,086,678	100.00%

†	As provided by Moody’s Investors Service (unaudited).

d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

e	All or a portion of these securities are out on loan.

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At March 31, 2008, the value of these securities amounted to $53,632,317 or 2.88% of net assets.

h	These securities were purchased on a delayed delivery basis.

i	Floating rate or variable rate securities reflects the rate at March 31, 2008.

j	Zero coupon.

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

ABBREVIATION:

NR - Not Rated

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	125

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

BOND PLUS FUND II ▪ MARCH 31, 2008

Principal	Issuer	Rating†	Value	% of net assets

BONDS

CORPORATE BONDS

AMUSEMENT AND RECREATION SERVICES	$627,840	0.12%

APPAREL AND ACCESSORY STORES	238,060	0.04

BUILDING MATERIALS AND GARDEN SUPPLIES	893,184	0.17

BUSINESS SERVICES	1,278,377	0.24

CHEMICALS AND ALLIED PRODUCTS	2,899,016	0.54

COMMUNICATIONS	15,507,956	2.89

DEPOSITORY INSTITUTIONS
Banco Bilbao Vizcaya Argentaria S.A.
3,000,000	g	5.750%, 07/20/17	Aaa	3,342,432	0.62
Depfa ACS Bank
2,700,000	g	5.125%, 03/16/37	Aaa	2,637,017	0.49
Other	22,119,899	4.13

28,099,348	5.24

EATING AND DRINKING PLACES	510,604	0.10

ELECTRIC, GAS, AND SANITARY SERVICES e,g	11,749,706	2.19

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	534,172	0.10

FOOD AND KINDRED PRODUCTS	2,968,335	0.55

FOOD STORES d,e	2,087,270	0.39

GENERAL BUILDING CONTRACTORS	493,750	0.09

GENERAL MERCHANDISE STORES	1,305,545	0.24

HEALTH SERVICES	503,054	0.09

HOLDING AND OTHER INVESTMENT OFFICES e	2,039,702	0.38

HOTELS AND OTHER LODGING PLACES	248,125	0.05

INDUSTRIAL MACHINERY AND EQUIPMENT	1,934,354	0.36

INSTRUMENTS AND RELATED PRODUCTS	1,386,404	0.26

INSURANCE CARRIERS g	5,229,456	0.98

METAL MINING g	571,738	0.11

MISCELLANEOUS MANUFACTURING INDUSTRIES g	787,314	0.15

MOTION PICTURES	1,950,769	0.36

NONDEPOSITORY INSTITUTIONS
General Electric Capital Corp
2,700,000	5.500%, 06/04/14	Aaa	2,813,203	0.53
e,g	Other	11,476,051	2.14

14,289,254	2.67

OIL AND GAS EXTRACTION	8,119,688	1.52

PAPER AND ALLIED PRODUCTS	869,072	0.16

PETROLEUM AND COAL PRODUCTS g	459,356	0.09

PIPELINES, EXCEPT NATURAL GAS	3,158,119	0.59

PRIMARY METAL INDUSTRIES e	215,464	0.04

PRINTING AND PUBLISHING	2,525,104	0.47

Principal		Issuer	Rating†	Value	% of net assets

RAILROAD TRANSPORTATION				$2,353,226	0.44%

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS g				275,161	0.05

SECURITY AND COMMODITY BROKERS g				9,755,685	1.82

TRANSPORTATION BY AIR				546,783	0.10

TRANSPORTATION EQUIPMENT g				2,410,169	0.45

WHOLESALE TRADE DURABLE GOODS				783,002	0.15

WHOLESALE TRADE NONDURABLE GOODS				1,312,617	0.24

	TOTAL CORPORATE BONDS (Cost $132,690,998)			130,916,779	24.43

GOVERNMENT BONDS

AGENCY SECURITIES
		Federal Home Loan Bank (FHLB)
$3,000,000		5.000%, 10/16/09	Aaa	3,041,064	0.57
		Federal National Mortgage
		Association (FNMA)
157,804		8.250%, 12/30/49	Aa3	3,795,186	0.71
		US Department of Housing and
		Urban Development
5,000,000		4.790%, 08/01/11	NR	5,320,400	0.99
		Other		9,033,290	1.68

				21,189,940	3.95

FOREIGN GOVERNMENT BONDS e,g				13,036,568	2.43

MORTGAGE BACKED SECURITIES
		Federal Home Loan Mortgage Corp (FHLMC)
3,000,000		5.000%, 06/15/31		3,021,209	0.56
3,130,036	i	5.790%, 07/01/36		3,202,460	0.60
2,964,388	i	5.790%, 03/01/37		3,011,789	0.56
7,206,537	i	5.734%, 06/01/37		7,334,184	1.37
15,994,537	i	4.000–6.130%, 09/15/16–08/01/37		16,250,107	3.03
		Federal Home Loan Mortgage Corp Gold (FGLMC)
3,513,397	h	7.000%, 12/01/33		3,730,948	0.70
3,862,340		5.500%, 12/01/33		3,914,765	0.73
2,564,243		5.500%, 06/01/35		2,594,239	0.48
2,604,731		5.500%, 05/01/37		2,632,739	0.49
27,025,022	d,h	7.000%, 09/01/10–09/01/37		27,414,708	5.12
		Federal National Mortgage Association (FNMA)
2,855,744		4.640%, 11/01/14		2,848,315	0.53
3,864,082		5.000%, 10/01/25		3,871,498	0.72
3,133,662		5.500%, 07/01/33		3,173,625	0.59
4,826,038		5.000%, 11/01/33		4,789,965	0.89
4,493,302		5.000%, 08/01/34		4,459,158	0.83
3,348,292		5.500%, 05/01/35		3,386,803	0.63
4,574,670		5.500%, 05/01/35		4,627,287	0.86
2,677,707		6.000%, 05/01/35		2,747,890	0.51
4,296,794		6.000%, 08/01/35		4,409,412	0.82
3,224,424		5.000%, 10/01/35		3,196,082	0.60
2,637,255		6.000%, 04/01/36		2,704,660	0.51
5,758,122	i	5.741%, 09/01/36		5,866,874	1.10
2,568,391	i	5.776%, 12/01/36		2,610,357	0.49
2,458,718		6.500%, 10/01/37		2,548,570	0.48
65,833,764	d,h,i	4.000–8.000%, 12/01/08–03/01/38		66,672,223	12.44
		Government National Mortgage Association (GNMA)
5,000,000	h	5.000%, 05/01/34		4,989,050	0.93
5,690,470		5.000–8.500%, 09/15/23–03/20/35		5,774,040	1.08

				201,782,957	37.65

126	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

BOND PLUS FUND II ▪ MARCH 31, 2008

Principal		Issuer	Rating†	Value	% of net assets

MUNICIPAL BONDS				$700,000	0.13%

U.S. TREASURY SECURITIES
		United States Treasury Bond
$6,600,000	d	5.250%, 02/15/29		7,438,919	1.39
2,360,000		5.000%, 05/15/37		2,640,066	0.49
		United States Treasury Inflation Indexed Bonds
5,124,492		0.875%, 04/15/10		5,244,195	0.98
		United States Treasury Note
5,998,000		2.875%, 01/31/13		6,113,743	1.14
2,870,000		2.750%, 02/28/13		2,909,463	0.54
3,560,000		4.250%, 11/15/17		3,798,353	0.71
3,857,000		3.500%, 02/15/18		3,879,297	0.72
8,198,000		8.000%, 11/15/21		11,563,025	2.16
	j	Other		5,277,156	0.99

				48,864,217	9.12

	TOTAL GOVERNMENT BONDS (Cost $278,638,801)			285,573,682	53.28

	TOTAL BONDS (Cost $411,329,799)			416,490,461	77.71

STRUCTURED ASSETS

ASSET BACKED
		Hertz Vehicle Financing LLC
		Series 2005-1A (Class A3)
4,500,000		5.010%, 02/25/11	Aaa	4,347,662	0.81
		Household Automotive Trust
		Series 2006-3 (Class A4)
3,000,000		5.340%, 09/17/13	Aaa	3,070,516	0.57
		Residential Asset Mortgage Products, Inc
		Series 2004-RS11 (Class M1)
5,000,000	d,i	3.219%, 11/25/34	Aa1	3,913,717	0.73
		Residential Funding Mortgage Securities II, Inc
		Series 2006-H12 (Class A3)
7,000,000		5.790%, 02/25/36	Baa3	5,456,487	1.02
		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A3)
3,528,000		5.440%, 09/25/36	Baa3	2,569,155	0.48
		Sonic Capital LLC
		Series 2006-1A (Class A2)
5,861,929	m,v	5.096%, 12/20/31	Aaa	5,396,410	1.01
	i,m,v	Other		44,545,483	8.31

				69,299,430	12.93

OTHER MORTGAGE BACKED SECURITIES
		Banc of America Commercial Mortgage, Inc
		Series 2002-2 (Class A3)
3,000,000	d	5.118%, 07/11/43	NR	2,949,811	0.55
		Washington Mutual, Inc
		Series 2003-S10 (Class A1)
4,026,781		4.500%, 10/25/18	NR	3,901,997	0.73
		Other		34,793,756	6.49

				41,645,564	7.77

	TOTAL STRUCTURED ASSETS (Cost $122,594,652)			110,944,994	20.70

Shares	Company	Rating†	Value	% of net assets

PREFERRED STOCKS

DEPOSITORY INSTITUTIONS
	e Bank of America Corp
14,000	6.204%, 12/30/49	Aa3	$304,360	0.06%

			304,360	0.06

	TOTAL PREFERRED STOCKS (Cost $350,000)		304,360	0.06

TIAA CREF MUTUAL FUNDS

418,988	TIAA-CREF Institutional High-Yield Fund II		3,892,403	0.73

	TOTAL TIAA-CREF MUTUAL FUNDS (Cost $4,277,984)		3,892,403	0.73

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
3,977,610	State Street Navigator Securities Lending
	Prime Portfolio		3,977,610	0.74

			3,977,610	0.74

Principal	Issuer

DEPOSITORY INSTITUTIONS
	Rabobank USA Financial Corp
$4,110,000	04/01/08		4,109,673	0.77
	Other		1,299,897	0.24

			5,409,570	1.01

FOOD AND KINDRED PRODUCTS
	Nestle Capital Corp
5,000,000	04/01/08		4,999,603	0.93

			4,999,603	0.93

INDUSTRIAL MACHINERY AND EQUIPMENT
	Pitney Bowes, Inc
3,170,000	04/01/08		3,169,745	0.59

			3,169,745	0.59

NONDEPOSITORY INSTITUTIONS
	Federal Home Loan Bank (FHLB)
3,410,000	04/18/08		3,407,102	0.64

			3,407,102	0.64

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,964,261)		20,963,630	3.91

	TOTAL PORTFOLIO (Cost $559,516,696)		552,595,848	103.11

	OTHER ASSETS & LIABILITIES, NET		(16,651,101)	(3.11)

	NET ASSETS		$535,944,747	100.00%

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	127

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

BOND PLUS FUND II ▪ MARCH 31, 2008

†	As provided by Moody’s Investors Service (unaudited).

d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

e	All or a portion of these securities are out on loan

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At March 31, 2008, the value of these securities amounted to $15,030,846 or 2.80% of net assets.

h	These securities were purchased on a delayed delivery basis.

i	Floating rate or variable rate securities reflects the rate at March 31, 2008.

j	Zero coupon

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

ABBREVIATION:

NR - Not Rated

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

128	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SHORT-TERM BOND FUND II ▪ MARCH 31, 2008

Principal		Issuer	Rating†	Value	% of net assets

BONDS

CORPORATE BONDS

AMUSEMENT AND RECREATION SERVICES				$1,397,680	0.50%

BUILDING MATERIALS AND GARDEN SUPPLIES				495,009	0.18

BUSINESS SERVICES				613,225	0.22

CHEMICALS AND ALLIED PRODUCTS				1,636,972	0.59

COMMUNICATIONS
		Alamosa Delaware, Inc
$1,500,000		8.500%, 01/31/12	BAA3	1,353,750	0.49
		Other		1,930,287	0.69

				3,284,037	1.18

DEPOSITORY INSTITUTIONS
	e	Banco Nacional de Comercio Exterior SNC
1,500,000		3.875%, 01/21/09	A1	1,492,800	0.54
	e	Citigroup, Inc
2,475,000		5.125%, 02/14/11	Aa3	2,490,060	0.90
2,100,000		5.250%, 02/27/12	Aa3	2,094,863	0.75
	e	JPMorgan Chase & Co
1,250,000		3.500%, 03/15/09	Aa2	1,245,930	0.45
	g	Nationwide Building Society
1,000,000		5.500%, 07/18/12	Aaa	1,084,828	0.39
2,900,000		Wells Fargo & Co 4.875%, 01/12/11	Aa1	2,950,321	1.06
1,000,000		Wells Fargo Bank NA 6.450%, 02/01/11	Aa1	1,063,635	0.38
	g	Other		6,396,364	2.30

				18,818,801	6.77

ELECTRIC, GAS, AND SANITARY SERVICES
1,250,000	e	Ohio Power Co 5.300%, 11/01/10	A3	1,285,496	0.46
		Other		2,208,663	0.80

				3,494,159	1.26

FABRICATED METAL PRODUCTS				1,034,288	0.37

FOOD AND KINDRED PRODUCTS g				2,931,916	1.05

FOOD STORES				627,138	0.23

GENERAL BUILDING CONTRACTORS				493,750	0.18

HOLDING AND OTHER INVESTMENT OFFICES				625,291	0.23

INDUSTRIAL MACHINERY AND EQUIPMENT
		Caterpillar Financial Services Corp
1,250,000		2.700%, 07/15/08	A2	1,247,156	0.45
	e	Other		1,305,810	0.47

				2,552,966	0.92

INSTRUMENTS AND RELATED PRODUCTS				258,469	0.09

INSURANCE CARRIERS e,g				1,552,905	0.56

MISCELLANEOUS RETAIL				1,046,094	0.38

NONDEPOSITORY INSTITUTIONS
1,250,000	g	American Honda Finance Corp
		5.125%, 12/15/10	Aa3	1,309,542	0.47
1,250,000	e	HSBC Finance Corp5.250%, 01/14/11	Aa3	1,245,688	0.45
	e	Other		4,701,200	1.69

				7,256,430	2.61

Principal		Issuer	Rating†	Value	% of net assets

OIL AND GAS EXTRACTION				$885,942	0.32%

PIPELINES, EXCEPT NATURAL GAS				2,650,850	0.95

PRINTING AND PUBLISHING				980,817	0.35

REAL ESTATE g				975,000	0.35

SECURITY AND COMMODITY BROKERS
		Merrill Lynch & Co, Inc
$1,250,000	e	4.125%, 09/10/09	A1	1,224,294	0.44
		Other		3,311,928	1.19

				4,536,222	1.63

TRANSPORTATION BY AIR				298,245	0.11

TRANSPORTATION EQUIPMENT
		General Dynamics Corp
1,250,000		3.000%, 05/15/08	A2	1,249,662	0.45
	g	Other		1,154,077	0.41

				2,403,739	0.86

		TOTAL CORPORATE BONDS
		(Cost $62,038,066)		60,849,945	21.89

GOVERNMENT BONDS
AGENCY SECURITIES
		Federal Home Loan Bank (FHLB)
3,000,000		5.375%, 08/19/11	Aaa	3,249,093	1.17
2,000,000		5.000%, 10/16/09	Aaa	2,027,376	0.73
		Federal Home Loan Mortgage Corp (FHLMC)
4,700,000		4.750%, 11/03/09	Aaa	4,881,133	1.76
6,500,000		4.875%, 02/09/10	Aaa	6,804,369	2.45
2,700,000		7.000%, 03/15/10	Aaa	2,941,955	1.06
		Federal National Mortgage Association (FNMA)
2,000,000		3.625%, 02/12/13	Aaa	2,034,548	0.73
3,000,000		4.625%, 12/15/09	Aaa	3,117,318	1.12
3,650,000		5.100%, 09/10/09	Aaa	3,691,475	1.33
3,000,000		5.375%, 08/15/09	Aaa	3,125,379	1.12
3,500,000		6.250%, 02/01/11	Aaa	3,765,085	1.35
16,000,000		6.000%, 05/15/08	Aaa	16,068,928	5.78
5,900,000		7.125%, 06/15/10	Aaa	6,500,413	2.34
		Private Export Funding Corp
7,000,000		4.900%, 12/15/11	Aaa	7,487,515	2.69
		Other		3,869,149	1.39

				69,563,736	25.02

FOREIGN GOVERNMENT BONDS
		Eksportfinans A/S
1,100,000		5.000%, 02/14/12	Aaa	1,171,057	0.42
		International Finance Corp
1,500,000		5.125%, 05/02/11	Aaa	1,626,817	0.59
		Kreditanstalt fuer Wiederaufbau
1,550,000		5.250%, 05/19/09	Aaa	1,599,905	0.58
	e,g	Other		4,171,251	1.49

				8,569,030	3.08

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	129

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SHORT-TERM BOND FUND II ▪ MARCH 31, 2008

Principal		Issuer	Rating†	Value	% of net assets

MORTGAGE BACKED SECURITIES				$3,176,615	1.14%

MUNICIPAL BONDS
		District of Columbia Water & Sewer Authority
$2,000,000		7.000%, 10/01/29	Aaa	2,000,000	0.72
		Other		300,000	0.11

				2,300,000	0.83

U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
13,312,539	k	0.875%, 04/15/10		13,623,506	4.90
1,329,100	k	2.375%, 04/15/11		1,427,952	0.51
3,120,120	k	2.000%, 04/15/12		3,359,249	1.21
		United States Treasury Note
4,000,000		3.875%, 05/15/09		4,102,812	1.48
2,000,000		4.000%, 08/31/09		2,068,438	0.74
6,000,000		2.000%, 02/28/10		6,041,718	2.17
2,500,000		4.500%, 11/30/11		2,713,672	0.98
21,211,000		4.625%, 12/31/11		23,159,760	8.33
3,295,000		2.875%, 01/31/13		3,358,584	1.21
31,267,000		2.750%, 02/28/13		31,696,921	11.40
		Other		1,009,219	0.36

				92,561,831	33.29

		TOTAL GOVERNMENT BONDS
		(Cost $170,367,889)		176,171,212	63.36

		TOTAL BONDS
		(Cost $232,405,955)		237,021,157	85.25

STRUCTURED ASSETS

ASSET BACKED
		Flagstar Home Equity Loan Trust
		Series 2007-1A (Class AF3)
2,000,000		5.781%, 01/25/35	Aaa	1,635,649	0.59
		GMAC Mortgage Corporation Loan Trust
		2006-HLTV A3
2,000,000		5.590%, 10/25/29	A3	1,777,439	0.64
		GMAC Mortgage Corporation Loan Trust
		2006-HLTV A4
2,000,000		5.810%, 10/25/29	A3	1,462,972	0.53
		Marriott Vacation Club Owner Trust
		Series 2006-1A (Class A)
1,853,137		5.737%, 04/20/28	Aaa	1,937,747	0.70
		Residential Funding Mortgage Securities II, Inc
		Series 2006-H12 (Class A3)
4,000,000		5.790%, 02/25/36	A3	3,117,992	1.12
2,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A2)
		5.950%, 02/25/36	A3	1,652,998	0.59
	m,v	Other		9,542,928	3.43

				21,127,725	7.60

OTHER MORTGAGE BACKED SECURITIES
1,200,000		Morgan Stanley Capital I
		Series 2005-HQ5 (Class A2)
		4.809%, 01/14/42	NR	1,192,330	0.43
		Other		2,751,066	0.99

				3,943,396	1.42

		TOTAL STRUCTURED ASSETS
		(Cost $29,613,439)		25,071,121	9.02

Shares		Company	Rating†	Value	% of net assets

PREFERRED STOCKS

NONDEPOSITORY INSTITUTIONS
79,583	e	Federal National Mortgage Association (FNMA)		$1,913,971	0.69%
		Other		453,840	0.16

				2,367,811	0.85

		TOTAL PREFERRED STOCKS
		(Cost $2,454,575)		2,367,811	0.85

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$3,190,000		Federal Home Loan Bank (FHLB)
		0.000%, 04/01/08		3,190,000	1.15

				3,190,000	1.15

Shares		Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
11,050,567		State Street Navigator Securities Lending
		Prime Portfolio		11,050,567	3.97

				11,050,567	3.97

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $14,240,567)		14,240,567	5.12

		TOTAL PORTFOLIO
		(Cost $278,714,536)		278,700,656	100.24
		OTHER ASSETS & LIABILITIES, NET		(675,713)	(0.24)

		NET ASSETS		$278,024,943	100.00%

†	As provide by Moody’s Investors Service (unaudited)

*	Non-income producing.

[e]	All or a portion of these securities are out on loan.

[g]	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At March 31, 2008, the value of these securities amounted to $7,108,649 or 2.56% of net assets.

[k]	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

[m]	Indicates a security that has been deemed illiquid.

[v]	Security valued at fair value.

ABBREVIATION:

NR - Not Rated

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

130	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

HIGH-YIELD FUND II ▪ MARCH 31, 2008

Principal		Issuer	Rating†	Value	% of net assets

CORPORATE BONDS

AMUSEMENT AND RECREATION SERVICES
	e	Speedway Motorsports, Inc
$2,750,000		6.750%, 06/01/13	Ba2	$2,681,250	0.71%
		WMG Acquisition Corp
4,170,000		7.375%, 04/15/14	B3	3,210,900	0.85
	g	Other		5,354,190	1.43

				11,246,340	2.99

APPAREL AND OTHER TEXTILE PRODUCTS e				909,900	0.24

AUTO REPAIR, SERVICES AND PARKING
	e	Hertz Corp
2,960,000		10.500%, 01/01/16	B2	2,771,300	0.74
	e	Other		4,407,940	1.17

				7,179,240	1.91

AUTOMOTIVE DEALERS AND SERVICE STATIONS
	e	Autonation, Inc
2,750,000		7.000%, 04/15/14	Ba2	2,440,625	0.65
	e	Other		3,438,100	0.91

				5,878,725	1.56

BUSINESS SERVICES
	e	Lamar Media Corp
4,750,000		7.250%, 01/01/13	Ba3	4,512,500	1.20
e,g,i,m,o,v Other				12,356,873	3.29

				16,869,373	4.49

CHEMICALS AND ALLIED PRODUCTS e,g,j				17,428,475	4.64

COAL MINING
	e	Arch Western Finance LLC
3,050,000		6.750%, 07/01/13	B1	3,042,375	0.81
	e,g	Griffin Coal Mining Co Pty Ltd
6,176,000		9.500%, 12/01/16	Ba3	4,446,720	1.18
	e	Peabody Energy Corp
2,625,000		6.875%, 03/15/13	Ba1	2,664,375	0.71
		Other		2,571,250	0.69

				12,724,720	3.39

COMMUNICATIONS
		Allbritton Communications Co
4,402,000		7.750%, 12/15/12	B1	4,313,960	1.15
		Citizens Communications Co
2,826,000		9.000%, 08/15/31	Ba2	2,472,750	0.66
	e	Qwest Communications International, Inc
5,830,000		7.250%, 02/15/11	Ba3	5,596,800	1.49
	e	Windstream Corp
3,650,000		8.125%, 08/01/13	Ba3	3,586,125	0.95
e,g,n		Other		18,549,095	4.94

				34,518,730	9.19

EATING AND DRINKING PLACES e				922,300	0.25

Principal		Issuer	Rating†	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES
	e	Allied Waste North America, Inc
$3,200,000		7.875%, 04/15/13	B1	$3,292,000	0.88%
	e	Dynegy Holdings, Inc
3,906,000		8.750%, 02/15/12	B2	4,013,415	1.07
		Edison Mission Energy
2,775,000		7.500%, 06/15/13	B1	2,844,375	0.76
	g	El Paso Performance-Linked Trust
4,275,000		7.750%, 07/15/11	Ba3	4,370,927	1.16
	g	Energy Future Holdings Corp
4,375,000		10.875%, 11/01/17	B3	4,418,750	1.17
	g	Intergen NV
3,750,000		9.000%, 06/30/17	Ba3	3,918,750	1.04
		Mirant North America LLC
2,315,000		7.375%, 12/31/13	B1	2,338,150	0.62
		NRG Energy, Inc
2,500,000		7.250%, 02/01/14	B1	2,468,750	0.66
2,500,000		7.375%, 02/01/16	B1	2,450,000	0.65
	e	Reliant Energy, Inc
4,037,000		7.625%, 06/15/14	B2	4,006,722	1.07
		Sabine Pass LNG LP
3,725,000		7.250%, 11/30/13	Ba3	3,594,625	0.96
3,026,000		7.500%, 11/30/16	Ba3	2,920,090	0.78
		Sierra Pacific Resources
2,500,000		8.625%, 03/15/14	Ba3	2,625,152	0.70
	e	Other		13,735,163	3.65

				56,996,869	15.17

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
		Freescale Semiconductor, Inc
3,000,000		8.875%, 12/15/14	B2	2,347,500	0.62
		L-3 Communications Corp
3,500,000		7.625%, 06/15/12	Ba3	3,583,125	0.95
	e	Other		773,850	0.21

				6,704,475	1.78

FABRICATED METAL PRODUCTS e				3,800,290	1.01

FOOD AND KINDRED PRODUCTS e				3,498,340	0.93

FOOD STORES
	e	Stater Brothers Holdings
4,108,000		8.125%, 06/15/12	B2	4,118,270	1.09
		Other		402,570	0.11

				4,520,840	1.20

FURNITURE AND HOME FURNISHINGS STORES
	e	GSC Holdings Corp
3,400,000		8.000%, 10/01/12	Ba3	3,595,500	0.96

				3,595,500	0.96

HEALTH SERVICES
		FMC Finance III S.A.
2,490,000		6.875%, 07/15/17	Ba3	2,490,000	0.66
		HCA, Inc
3,860,000		9.125%, 11/15/14	B2e	3,975,800	1.06
	e,g	Other		6,524,500	1.74

				12,990,300	3.46

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	131

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

HIGH-YIELD FUND II ▪ MARCH 31, 2008

Principal		Issuer	Rating†	Value	% of net assets

HOTELS AND OTHER LODGING PLACES
	e	MGM Mirage
$3,250,000		6.750%, 09/01/12	Ba2	$3,014,375	0.80%
	e,g	Other		2,001,500	0.53

				5,015,875	1.33

INDUSTRIAL MACHINERY AND EQUIPMENT
		Scientific Games Corp
3,625,000		6.250%, 12/15/12	Ba3	3,371,250	0.90

				3,371,250	0.90

LEGAL SERVICES
		FTI Consulting, Inc
2,614,000		7.750%, 10/01/16	Ba2	2,705,490	0.72
		Other		1,537,500	0.41

				4,242,990	1.13

METAL MINING
	e	Freeport-McMoRan Copper & Gold, Inc
3,400,000		8.250%, 04/01/15	Ba2	3,587,000	0.96
	e	Other		1,809,431	0.48

				5,396,431	1.44

MISCELLANEOUS MANUFACTURING INDUSTRIES e				496,755	0.13

MISCELLANEOUS RETAIL
		FTD, Inc
2,894,000		7.750%, 02/15/14	B3	2,546,720	0.68
	e,g	Other		5,069,860	1.35

				7,616,580	2.03

NONDEPOSITORY INSTITUTIONS
	e	Residential Capital LLC
5,250,000		8.375%, 06/30/10	B2	2,638,125	0.70
	e	Other		5,927,536	1.58

				8,565,661	2.28

OIL AND GAS EXTRACTION
	e	Chesapeake Energy Corp
2,500,000		7.750%, 01/15/15	Ba3	2,575,000	0.69
		Complete Production Services, Inc
3,125,000		8.000%, 12/15/16	B2	3,000,000	0.80
		Denbury Resources, Inc
2,410,000		7.500%, 04/01/13	B1	2,464,225	0.66
	e,g	Other		20,684,430	5.50

				28,723,655	7.65

PAPER AND ALLIED PRODUCTS
	e	Cenveo Corp
2,985,000		7.875%, 12/01/13	B3	2,417,850	0.64
	e	Graphic Packaging International, Inc
3,425,000		8.500%, 08/15/11	B3	3,365,062	0.90
	e,g	Other		8,104,618	2.16

				13,887,530	3.70

PERSONAL SERVICES				2,280,000	0.61

PRIMARY METAL INDUSTRIES g,o				5,218,812	1.39

PRINTING AND PUBLISHING e,g				8,057,975	2.14

Principal		Issuer	Rating†	Value	% of net assets

REFINING g				$1,396,125	0.37%

SECURITY AND COMMODITY BROKERS
	g	Nuveen Investments, Inc
3,405,000		10.500%, 11/15/15	B3	2,919,787	0.78
		Other		1,036,500	0.27

				3,956,287	1.05

SOCIAL SERVICES
	g	Knowledge Learning Corp, Inc
2,780,000		7.750%, 02/01/15	B2	2,599,300	0.69

				2,599,300	0.69

STONE, CLAY, AND GLASS PRODUCTS				869,400	0.23

TRANSPORTATION BY AIR
		Bristow Group, Inc
3,278,000		7.500%, 09/15/17	Ba2	3,294,390	0.88

				3,294,390	0.88

TRANSPORTATION EQUIPMENT
	g	Bombardier, Inc
2,452,000		6.750%, 05/01/12	Ba2	2,427,480	0.65
	e,g	Other		10,839,770	2.88

				13,267,250	3.53

TRANSPORTATION SERVICES e				678,750	0.18

WATER TRANSPORTATION
		Gulfmark Offshore, Inc
4,021,000		7.750%, 07/15/14	B1	4,081,315	1.09

				4,081,315	1.09

WHOLESALE TRADE-DURABLE GOODS
	g	Baker & Taylor, Inc
3,390,000		11.500%, 07/01/13	B2	3,055,237	0.82
	e	IKON Office Solutions, Inc
3,650,000		7.750%, 09/15/15	Ba3	3,467,500	0.92
	g	Other		3,873,320	1.03

				10,396,057	2.77

WHOLESALE TRADE-NONDURABLE GOODS e				5,805,125	1.54

		TOTAL CORPORATE BONDS
		(Cost $361,309,521)		339,001,930	90.23

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
		Federal Home Loan Bank (FHLB)
29,720,000		04/01/08		29,720,000	7.91

				29,720,000	7.91

Shares		Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
		State Street Navigator Securities Lending
77,621,088		Prime Portfolio		77,621,088	20.66

				77,621,088	20.66

132	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

HIGH-YIELD FUND II ▪ MARCH 31, 2008

	Value	% of net assets

TOTAL SHORT-TERM INVESTMENTS	$107,341,088	28.57%
(Cost $107,341,088)

TOTAL PORTFOLIO
(Cost $468,650,609)	446,343,018	118.80
OTHER ASSETS & LIABILITIES, NET	(70,632,738)	(18.80)

NET ASSETS	$375,710,280	100.00%

†	As provided by Moody’s Investors Service (unaudited)

[e]	All or a portion of these securities are out on loan.

[g]	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At March 31, 2008, the value of these securities amounted to $64,873,616 or 17.27% of net assets.

[i]	Floating rate or variable rate securities reflects the rate at March 31, 2008.

[j]	Zero coupon

[m]	Indicates a security that has been deemed illiquid.

[n]	In default

[o]	Payment in Kind Bond

[v]	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	133

SUMMARY PORTFOLIO OF INVESTMENTS  (UNAUDITED)

TAX-EXEMPT BOND FUND II ▪ MARCH 31, 2008

Principal	Issuer	Rating†	Value	% of net assets

LONG -TERM MUNICIPAL BONDS

ALABAMA
	Courtland Industrial Development Board
$2,420,000	5.000%, 11/01/13	BAA3	$2,445,700	0.93%
	Other		272,915	0.10

			2,718,615	1.03

ALASKA			2,600,485	0.99

ARKANSAS
	Arkansas Development Finance Authority
1,600,000	5.500%, 12/01/18	NR	1,811,008	0.69
	Other		2,895,104	1.10

			4,706,112	1.79

ARIZONA			5,585,924	2.12

CALIFORNIA
	Long Beach Bond Finance Authority
2,075,000	5.250%, 11/15/22	A1	1,983,015	0.75
	Los Angeles Unified School District
2,000,000	5.000%, 10/01/17	AAA	2,153,420	0.82
	State of California
6,750,000	5.000%, 03/01/17	A1	7,183,890	2.73
	Other		3,540,060	1.35

			14,860,385	5.65

COLORADO			117,893	0.04

CONNECTICUT			1,629,579	0.62

DISTRICT OF COLUMBIA
	District of Columbia
2,000,000	5.000%, 06/01/16	AAA	2,152,420	0.82
	Other		736,149	0.28

			2,888,569	1.10

FLORIDA
	First Governmental Financing Commission
1,600,000	5.500%, 07/01/15	AAA	1,785,760	0.68
	Florida Department of Transportation
2,500,000	5.000%, 07/01/18	AA2	2,697,375	1.02
	Florida State Board of Education
1,890,000	5.000%, 07/01/14	AAA	2,047,683	0.78
	Lake County School Board
2,000,000	5.250%, 06/01/17	AAA	2,167,720	0.82
	Other		10,992,521	4.18

			19,691,059	7.48

GEORGIA
	City of Atlanta GA
2,080,000	5.500%, 11/01/14	A3	2,316,017	0.88
	Other		4,681,540	1.78

			6,997,557	2.66

ILLINOIS			7,579,913	2.88

Principal	Issuer	Rating†	Value	% of net assets

INDIANA
	Avon Community School Building Corp
$2,500,000	5.000%, 07/15/17	AAA	$2,696,150	1.03%
	Indiana Bond Bank
2,120,000	5.250%, 04/01/19	AAA	2,283,410	0.87
	Other		10,429,122	3.96

			15,408,682	5.86

KENTUCKY			875,457	0.33

LOUISIANA
	City of New Orleans LA
1,800,000	5.500%, 12/01/21	A3	1,959,354	0.75
	Desoto Parish LA
3,020,000	5.000%, 10/01/12	BAA3	3,063,639	1.16
	Other		543,005	0.21

			5,565,998	2.12

MASSACHUSETTS
	Commonwealth of Massachusetts
2,000,000	5.000%, 10/01/27	AA2	2,186,400	0.83
	Other		974,782	0.37

			3,161,182	1.20

MICHIGAN
	Caledonia Community Schools
1,505,000	5.000%, 05/01/15	AAA	1,647,373	0.63
	Detroit City School District
2,130,000	6.000%, 05/01/21	AA3	2,373,842	0.90
	L’Anse Creuse Public Schools
1,750,000	5.000%, 05/01/15	AAA	1,927,083	0.73
	Other		9,963,332	3.79

			15,911,630	6.05

MINNESOTA			1,099,940	0.42

MISSOURI
	City of Sikeston MO
1,890,000	5.000%, 06/01/22	AAA	1,893,289	0.72
	St Louis Regional Convention & Sports
	Complex Authority
2,040,000	5.250%, 08/15/14	AAA	2,244,530	0.85
	Other		2,985,595	1.14

			7,123,414	2.71

MISSISSIPPI
	Mississippi Development Bank Special
	Obligation
2,000,000	5.000%, 07/01/17	NR	2,162,800	0.82
	State of Mississippi
2,500,000	5.000%, 12/01/17	AA3	2,721,575	1.03
	Other		3,958,276	1.51

			8,842,651	3.36

NORTH CAROLINA			1,147,470	0.44

NEBRASKA			3,011,843	1.14

NEVADA			499,525	0.19

134	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

TAX-EXEMPT BOND FUND II ▪ MARCH 31, 2008

Principal	Issuer	Rating†	Value	% of net assets

NEW JERSEY
	Garden State Preservation Trust
$2,300,000	6.375%, 11/01/15	AAA	$2,721,613	1.03%
	Other		6,943,745	2.64

			9,665,358	3.67

NEW MEXICO
	New Mexico Finance Authority
1,895,000	5.000%, 12/15/14	AA2	2,096,742	0.80
	Other		221,773	0.08

			2,318,515	0.88

NEW YORK
	Long Island Power Authority
2,000,000	5.250%, 12/01/14	A3	2,205,000	0.84
	Other		8,154,545	3.10

			10,359,545	3.94

OHIO
	Cincinnati City School District
1,820,000	5.000%, 12/01/16	AA3	1,998,123	0.76
	State of Ohio
1,725,000	5.000%, 05/01/17	AA1	1,892,342	0.72
	State of Ohio
4,000,000	4.950%, 09/01/20	NR	3,894,920	1.48
	Other		3,042,956	1.16

			10,828,341	4.12

OKLAHOMA			391,767	0.15

OREGON			724,976	0.28

PENNSYLVANIA
	Allegheny County Hospital Development Authority
240,000	5.300%, 07/01/26	AAA	257,669	0.10
	Carbon County Hospital Authority
1,580,000	5.400%, 11/15/14	AAA	1,676,870	0.64
	Carbon County Industrial Development
	Authority
2,855,000	6.650%, 05/01/10	NR	2,889,688	1.10
	City of Philadelphia PA
400,000	5.000%, 07/01/15	AAA	441,040	0.17
1,000,000	5.000%, 08/01/16	AAA	1,076,790	0.41
155,000	7.000%, 05/15/20	AAA	186,395	0.07
	City of Pittsburgh PA
1,105,000	5.000%, 09/01/13	AAA	1,211,124	0.46
	Commonwealth of Pennsylvania
900,000	5.000%, 01/01/16	AA2	987,003	0.37
	Delaware Valley Regional Financial
	Authority
3,075,000	5.500%, 07/01/12	AA2	3,291,634	1.25
	Pennsylvania Economic Development
	Financing Authority
1,030,000	6.000%, 11/01/09	A2	1,074,002	0.41
115,000	6.000%, 11/01/11	A2	121,962	0.05

Principal		Issuer	Rating†	Value	% of net assets

PENNSYLVANIA—continued

$1,255,000		6.500%, 11/01/16	A2	$1,320,637	0.50%
285,000		5.250%, 12/01/16	NR	259,370	0.10
280,000		6.250%, 11/01/31	A2	280,879	0.11
235,000		6.375%, 11/01/41	A2	235,945	0.09
		Philadelphia Authority for Industrial
		Development
500,000		4.250%, 09/01/19	NR	458,270	0.17
		Philadelphia School District
2,000,000		5.000%, 06/01/24	AAA	2,102,080	0.80
		Pittsburgh Urban Redevelopment Authority
1,100,000		6.500%, 09/01/13	A3	1,216,501	0.46
		Pittsburgh Urban Redevelopment Authority
1,540,000		6.000%, 09/01/16	AAA	1,774,819	0.67

				20,862,678	7.93

PUERTO RICO
		Commonwealth of Puerto Rico
2,015,000		5.500%, 07/01/15	BAA3	2,160,120	0.82
		Puerto Rico Highway & Transportation
		Authority
2,300,000		5.000%, 07/01/14	BAA3	2,414,172	0.92
2,000,000		5.250%, 07/01/22	AAA	2,130,280	0.81
		Puerto Rico Public Buildings Authority
2,670,000		5.000%, 07/01/28	BAA3	2,751,035	1.05
		Puerto Rico Public Finance Corp
3,335,000		5.750%, 08/01/27	BA1	3,508,587	1.33
		Other		5,524,726	2.10

				18,488,920	7.03

RHODE ISLAND				2,231,330	0.85

SOUTH CAROLINA				1,998,792	0.76

SOUTH DAKOTA h				1,757,415	0.67

TENNESSEE
		Tennessee Energy Acquisition Corp
4,500,000	d	5.000%, 09/01/16	AA3	4,430,070	1.68
		Other		1,523,709	0.58

				5,953,779	2.26

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	135

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

TAX-EXEMPT BOND FUND II ▪ MARCH 31, 2008

Principal		Issuer	Rating†	Value	% of net assets

TEXAS
		Alliance Airport Authority
$2,700,000		4.850%, 04/01/21	BAA2	$2,361,366	0.90%
		Brazos River Authority
4,515,000		4.900%, 10/01/15	NR	4,628,823	1.76
		County of Fort Bend TX
2,000,000		5.000%, 03/01/16	AAA	2,185,460	0.83
		Harris County Flood Control District
2,000,000		5.250%, 10/01/18	AA1	2,221,600	0.84
		Humble Independent School District
1,895,000	h	5.000%, 02/15/18	AAA	2,069,150	0.79
		SA Energy Acquisition Public Facility Corp
2,000,000		5.500%, 08/01/19	AA3	1,979,920	0.75
		Texas Municipal Gas Acquisition &
		Supply Corp I
2,500,000	d	5.250%, 12/15/17	A1	2,426,825	0.92
		Other		14,176,240	5.39

				32,049,384	12.18

VIRGINIA
		City of Hopewell VA
1,700,000		5.000%, 07/15/09	A2	1,729,835	0.65
		Virginia College Building Authority
2,000,000		5.000%, 09/01/14	AA1	2,204,680	0.84

				3,934,515	1.49

VIRGIN ISLANDS				1,070,280	0.41

WASHINGTON
2,825,000		Port of Seattle WA
		5.500%, 09/01/17	A1	3,156,853	1.20
		Other		1,730,429	0.66

				4,887,282	1.86

WISCONSIN				75,930	0.03

		TOTAL LONG -TERM MUNICIPAL BONDS (Cost $259,483,295)		259,622,690	98.69

	Issuer	Value	% of net assets

SHORT-TERM MUNICIPAL BONDS

KANSAS		$500,000	0.19%

NEW YORK i		200,000	0.07

WASHINGTON		700,000	0.27

	TOTAL SHORT-TERM MUNICIPAL BONDS (Cost $1,400,000)	1,400,000	0.53

	TOTAL PORTFOLIO (Cost $260,883,295)	261,022,690	99.22
	OTHER ASSETS AND LIABILITIES, NET	2,048,976	0.78

	NET ASSETS	$263,071,666	100.00%

d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

h	These securities were purchased on a delayed delivery basis.

i	Variable rate demand note (VRDN)

ABBREVIATION:

AMT - Alternative Minimum Tax
COP - Certificate of Participation
ETM - Escrowed to Maturity
GO - General Obligation
NR - Not Rated

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

136	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS  (UNAUDITED)

INFLATION-LINKED BOND FUND ▪ MARCH 31, 2008

Principal		Issuer	Value	% of net assets

GOVERNMENT BONDS

U.S. TREASURY SECURITIES
	k	United States Treasury Inflation Indexed Bonds
$17,015,936		4.250%, 01/15/10	$18,462,291	2.92%
40,505,767		0.875%, 04/15/10	41,451,941	6.56
17,206,794		3.500%, 01/15/11	19,028,288	3.01
25,183,786		2.375%, 04/15/11	27,056,831	4.28
9,532,251		3.375%, 01/15/12	10,730,484	1.70
19,864,764		2.000%, 04/15/12	21,387,219	3.38
33,141,716		3.000%, 07/15/12	37,144,846	5.88
30,956,521		1.875%, 07/15/13	33,389,394	5.28
31,621,530		2.000%, 01/15/14	34,250,070	5.42
28,959,229		2.000%, 07/15/14	31,450,187	4.98
28,598,861		1.625%, 01/15/15	30,334,898	4.80
24,792,707		1.875%, 07/15/15	26,762,562	4.23
24,621,406		2.000%, 01/15/16	26,696,917	4.22
24,213,400		2.500%, 07/15/16	27,275,911	4.32
21,349,008		2.375%, 01/15/17	23,827,500	3.77
19,500,286		2.625%, 07/15/17	22,221,160	3.52
10,930,290		1.625%, 01/15/18	11,477,657	1.82
37,877,082		2.375%, 01/15/25	41,212,046	6.52
24,642,672		2.000%, 01/15/26	25,405,068	4.02
19,989,578		2.375%, 01/15/27	21,819,864	3.45
11,005,845		1.750%, 01/15/28	10,910,402	1.73
25,555,487		3.625%, 04/15/28	33,138,286	5.24
29,366,696		3.875%, 04/15/29	39,697,812	6.28
7,752,214		3.375%, 04/15/32	10,179,627	1.61

			625,311,261	98.94

		TOTAL GOVERNMENT BONDS (Cost $585,773,357)	625,311,261	98.94

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$3,090,000	Federal Home Loan Bank (FHLB)
	0.000%, 04/01/08	$3,090,000	0.49%

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,090,000)	3,090,000	0.49

	TOTAL PORTFOLIO (Cost $588,863,357)	628,401,261	99.43
	OTHER ASSETS & LIABILITIES, NET	3,635,447	0.57

	NET ASSETS	$632,036,708	100.00%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	137

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

MONEY MARKET FUND ▪ MARCH 31, 2008

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

BANK ACCEPTANCES
	JPMorgan Chase Bank NA
$15,780,000	0.000%, 04/01/08–07/14/08	$15,690,656	1.03%
	Wachovia Bank NA
10,000,000	0.000%, 04/10/08	9,988,275	0.66
	Other	7,154,760	0.47

		32,833,691	2.16

BANK NOTES		6,910,000	0.45

CERTIFICATES OF DEPOSIT
	American Express Bank FSB
10,000,000	3.050%, 05/19/08	10,000,265	0.66
	Banco Bilbao Vizcaya Argentaria S.A.
10,000,000	4.255%, 04/14/08	10,000,125	0.66
	Bank of Montreal
10,000,000	3.040%, 05/16/08	10,000,248	0.66
10,325,000	3.050%, 05/06/08	10,325,100	0.68
	Bank of Nova Scotia
10,000,000	2.950, 05/12/08	10,000,000	0.65
10,000,000	4.310%, 04/08/08	10,000,000	0.66
	Toronto Dominion Bank
21,485,000	05/01/08–08/27/08	21,485,000	1.41
10,000,000	2.920%, 05/13/08	10,000,000	0.66
	Wells Fargo Bank NA
10,000,000	2.410%, 04/30/08	10,000,000	0.66
	Other	67,568,304	4.45

		169,379,042	11.15

COMMERCIAL PAPER
	Alcon Capital Corp
11,000,000	6/12/08	10,943,020	0.72
	American Honda Finance Corp
30,359,000	04/02/08–05/08/08	30,314,116	1.99
11,185,000	4/16/08	11,171,811	0.73
	Bank of America Corp
22,255,000	04/07/08–08/01/08	22,117,830	1.45
10,000,000	05/01/08	9,975,167	0.66
	Bank of Scotland plc
25,600,000	04/02/08–06/10/08	25,541,012	1.68
11,400,000	04/29/08	11,371,902	0.75
	Cafco LLC
19,045,000	04/08/08–05/16/08	19,009,830	1.25
	Canadian Imperial Holding, Inc
9,500,000	04/04/08	9,497,562	0.63
	Ciesco LLC
16,000,000	04/03/08–05/15/08	15,955,826	1.05
17,320,000	04/15/08	17,298,555	1.14
	Citigroup Funding, Inc
10,630,000	04/18/08	10,614,539	0.70
12,000,000	05/21/08	11,950,000	0.79
10,000,000	06/20/08	9,942,667	0.65
	Dexia Delaware LLC
10,000,000	05/27/08	9,952,711	0.65
	Edison Asset Securitization LLC
10,000,000	05/14/08	9,964,286	0.66

Principal	Issuer	Value	% of net assets

COMMERCIAL PAPER—continued
	General Electric Capital Corp
16,500,000	06/20/08–07/16/08	$16,393,466	1.08%
13,000,000	07/02/08	12,907,642	0.85
	Goldman Sachs Group, Inc
10,000,000	04/23/08	9,975,861	0.66
	Govco LLC
23,926,000	04/21/08–07/22/08	23,826,877	1.57
20,500,000	06/24/08	20,376,590	1.34
	Greenwich Capital Holdings, Inc
15,000,000	05/22/08	14,909,050	0.98
	HSBC Finance Corp
34,135,000	05/02/08–06/05/08	34,006,771	2.24
10,000,000	07/10/08	9,929,167	0.65
	IBM Capital, Inc
15,000,000	06/10/08	14,933,889	0.98
	IBM International Group Capital LLC
15,480,000	04/18/08–04/30/08	15,451,170	1.02
	ING US Funding LLC
17,370,000	04/10/08–04/22/08	17,347,938	1.14
10,000,000	05/02/08	9,973,392	0.66
	JPMorgan Chase & Co.
24,015,000	04/17/08–08/18/08	23,914,733	1.57
	Kitty Hawk Funding Corp
17,891,000	04/01/08–05/16/08	17,845,854	1.17
	Lloyds Bank plc
10,000,000	05/20/08	9,959,983	0.66
	Nestle Capital Corp
21,475,000	05/22/08–03/10/9	21,223,188	1.40
11,222,000	04/25/08	11,201,501	0.74
	Paccar Financial Corp
32,995,000	04/03/08–06/19/08	32,900,246	2.17
	Pfizer, Inc
24,050,000	05/01/08–08/28/08	23,909,102	1.57
10,000,000	05/15/08	9,946,100	0.65
	Private Export Funding Corp
33,535,000	04/14/08–07/03/08	33,535,000	2.21
10,000,000	04/01/08	10,000,000	0.66
	Procter & Gamble International
13,000,000	04/17/08	12,986,204	0.86
10,000,000	04/22/08	9,987,167	0.66
12,625,000	05/05/08	12,599,960	0.83
	Rabobank USA Financial Corp
10,000,000	04/07/08	9,995,050	0.66
	Ranger Funding Co LLC
18,220,000	04/09/08–06/11/08	18,174,758	1.19
10,614,000	04/24/08	10,589,945	0.70
	Societe Generale North America, Inc
18,000,000	04/11/08	17,978,922	1.18
	Svensk Exportkredit AB
15,000,000	05/05/08	14,951,644	0.98
10,000,000	06/16/08	9,954,611	0.65
	Toyota Motor Credit Corp
23,640,000	04/01/08–05/16/08	23,617,278	1.55
10,000,000	05/28/08	9,931,125	0.65
11,000,000	06/23/08	10,942,938	0.72

138	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

MONEY MARKET FUND ▪ MARCH 31, 2008

Principal		Issuer	Value	% of net assets

COMMERCIAL PAPER—continued
		UBS Finance (Delaware) LLC
$10,000,000		04/08/08	$9,991,707	0.66%
10,000,000		04/07/08	9,991,817	0.66
		Yorktown Capital LLC
33,068,000		04/03/08–07/02/08	32,944,838	2.17
		Other	243,779,834	16.04

			1,088,506,152	71.63

CORPORATE BONDS			5,999,719	0.39

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
		Federal Home Loan Bank (FHLB)
30,204,000		04/16/08	30,167,586	1.99
10,000,000		06/18/08	9,954,500	0.66
20,996,000		04/23/08–10/24/08	20,892,452	1.37
		Federal Home Loan Mortgage Corp (FHLMC)
20,000,000		06/30/08	19,896,750	1.31
10,000,000		07/11/08	9,941,083	0.65
27,274,000		04/07/08–11/10/08	27,146,500	1.79
		Federal National Mortgage Association (FNMA)
10,000,000		05/21/08	9,962,222	0.66
33,634,000		04/02/08–08/29/08	33,483,904	2.20
		Other	9,012,050	0.59

			170,457,047	11.22

VARIABLE NOTES
10,000,000	i	American Express Centurion Bank
		3.111%, 10/14/08	10,000,000	0.66
10,000,000	i	Federal Farm Credit Bank (FFCB)
		2.340%, 03/12/09	10,000,000	0.66
		Other	24,000,000	1.58

			44,000,000	2.90

	Value	% of net assets

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,518,085,651)	$1,518,085,651	99.90%

TOTAL PORTFOLIO
(Cost $1,518,085,651)	1,518,085,651	99.90

OTHER ASSETS & LIABILITIES, NET	1,574,303	0.10

NET ASSETS	$1,519,659,954	100.00%

i	Floating rate or variable rate securities reflects the rate at March 31, 2008.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report 139

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ MARCH 31, 2008

	Growth Equity Fund	Growth & Income Fund	International Equity Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Small-Cap Equity Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	Equity Index Fund	S&P 500 Index Fund

ASSETS
Portfolio investments, at cost	$447,222,185	$893,210,429	$2,821,064,222	$633,298,759	$1,270,127,036	$577,807,359	$984,121,630	$664,498,683	$388,412,311	$493,048,472	$1,111,723,039	$1,136,968,184
Net unrealized appreciation (depreciation) of portfolio investments	(4,454,165)	101,053,521	(20,891,771)	11,648,470	(95,282,528)	(6,033,642)	(25,082,454)	(43,247,076)	1,042,363	(26,579,720)	192,357,247	42,890,204

Portfolio investments, at value*	442,768,020	994,263,950	2,800,172,451	644,947,229	1,174,844,508	571,773,717	959,039,176	621,251,607	389,454,674	466,468,752	1,304,080,286	1,179,858,388
Cash	—	228,109	—	49,706	—	8,851	5,024	9,197	7,161	5,654	—	1,913
Cash—foreign**	29,643	—	3,385,601	14,542	—	—	22,562	—	—	—	—	—
Receivable from securities transactions	6,734,779	22,722,068	317,527,754	9,816,424	21,275,221	4,591,616	1,197,632	3,793,939	1,460,641	1,819,281	9,700,823	691,744
Receivable from Fund shares sold	37,789	2,363,721	5,401,369	292,509	7,952,447	2,147,283	7,790,498	1,444,144	705,799	1,884,474	1,749,219	2,180,776
Dividends and investment receivable	894,347	1,722,438	4,012,065	1,340,421	1,963,476	303,181	1,288,652	676,399	355,837	29,631	1,671,697	1,632,441
Due from investment advisor	—	3,779	—	289,436	488	7,345	—	2,254	8,278	5,617	—	—
Reclaims receivable	8,507	41,295	984,034	30,403	23,164	—	—	—	—	—	—	—
Receivable for variation margin on open futures contracts	—	—	—	—	—	—	—	17,700	4,186	3,863	—	129,040

Total assets	450,473,085	1,021,345,360	3,131,483,274	656,780,670	1,206,059,304	578,831,993	969,343,544	627,195,240	391,996,576	470,217,272	1,317,202,025	1,184,494,302

LIABILITIES
Management fees payable	27,686	352,835	1,122,144	230,640	410,434	190,751	318,482	190,169	12,244	14,605	39,721	37,487
Service agreement fees payable	—	50,138	313,344	10,540	99,399	72,596	117,623	51,235	20,325	20,517	—	46,956
Due to affiliates	55,820	35,079	300,056	960,681	142,902	247,085	296,177	157,745	55,590	35,479	156,848	58,526
Due to bank	545,018	129	48,007,449	—	2,138,832	51	—	—	—	—	6,423,562	—
Payable for collateral for securities on loan — Note 1	35,098,861	50,850,727	51,037,713	36,136,874	77,319,072	92,196,347	150,822,773	144,512,436	27,268,475	32,610,488	135,410,930	65,339,539
Payable for securities transactions	4,405,651	27,248,979	235,619,283	10,240,828	29,923,606	7,917,497	6,371,694	3,221,389	630,763	2,085,619	1,928,020	1,303,446
Payable for Fund shares redeemed	41,926	511,743	916,173	269,358	146,676	59,138	100,794	74,897	94,735	95,779	138,778	434,206
Payable for variation margin on open futures contracts	—	—	—	—	—	—	—	—	—	—	—	—

Total liabilities	40,174,962	79,049,630	337,316,162	47,848,921	110,180,921	100,683,465	158,027,543	148,207,871	28,082,132	34,862,487	144,097,859	67,220,160

NET ASSETS	$410,298,123	$942,295,730	$2,794,167,112	$608,931,749	$1,095,878,383	$478,148,528	$811,316,001	$478,987,369	$363,914,444	$435,354,785	$1,173,104,166	$1,117,274,142

NET ASSETS CONSIST OF:
Paid-in-capital	$444,254,890	$883,223,844	$2,878,051,460	$885,156,416	$1,231,573,999	$483,296,270	$832,498,028	$554,484,010	$363,105,552	$460,266,986	$982,803,056	$1,074,274,307
Accumulated undistributed (distributions in excess of) net investment income	1,446,245	(137,737)	(1,886,867)	1,430,995	4,232,358	(30,223)	2,878,943	842,440	1,103,395	2,672,420	5,736,970	5,654,678
Accumulated net realized gain (loss) on total investments	(30,949,658)	(41,852,195)	(61,074,799)	(289,310,558)	(44,648,540)	916,353	1.023,492	(33,146,776)	(1,330,432)	(1,047,938)	(7,789,996)	(5,794,709)
Accumulated net unrealized appreciation on total investments	(4,453,354)	101,061,818	(20,922,682)	11,654,896	(95,279,434)	(6,033,872)	(25,084,462)	(43,192,305)	1,035,929	(26,536,683)	192,354,136	43,139,866

NET ASSETS	$410,298,123	$942,295,730	$2,794,167,112	$608,931,749	$1,095,878,383	$478,148,528	$811,316,001	$478,987,369	$363,914,444	$435,354,785	$1,173,104,166	$1,117,274,142

INSTITUTIONAL CLASS:
Net assets	$410,298,123	$125,758,587	$816,471,109	$151,656,130	$518,822,622	$52,164,448	$78,704,900	$176,098,413	$266,459,319	$335,678,577	$787,657,731	$892,214,866
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	52,509,097	13,704,676	70,475,174	14,751,277	38,967,316	3,102,805	4,742,949	14,247,300	22,065,667	24,521,523	81,294,679	59,663,109
Net asset value per share	$7.81	$9.18	$11.59	$10.28	$13.31	$16.81	$16.59	$12.36	$12.08	$13.69	$9.69	$14.95

RETIREMENT CLASS:
Net assets	—	$238,934,388	$1,518,731,982	$52,815,794	$486,426,329	$349,827,653	$570,138,727	$249,152,166	$97,455,125	$99,676,208	$11,086,965	$225,059,276
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	25,768,140	127,641,235	5,160,849	36,642,591	21,039,189	34,511,167	20,407,285	8,018,088	7,195,351	1,128,526	15,109,509
Net asset value per share	—	$9.27	$11.90	$10.23	$13.27	$16.63	$16.52	$12.21	$12.15	$13.85	$9.82	$14.90

RETAIL CLASS:
Net assets	—	$577,602,755	$458,964,021	$404,459,825	$90,629,432	$76,156,427	$162,472,374	$53,736,790	$—	$—	$374,359,470	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	52,352,653	55,224,152	39,399,287	6,988,112	4,573,188	9,943,766	4,418,602	—	—	38,039,502	—
Net asset value per share	—	$11.03	$8.31	$10.27	$12.97	$16.65	$16.34	$12.16	—	—	$9.84	—

* Includes securities loaned of:	$34,740,232	$50,203,558	$49,497,876	$35,609,869	$75,432,677	$91,007,967	$146,762,455	$141,399,468	$26,794,280	$31,912,077	$132,609,539	$64,277,787
** Cost:	$30,023	$—	$3,386,715	$14,129	$—	$(51)	$22,832	$—	$—	$—	$—	$—

140	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	141

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)	continued

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ MARCH 31, 2008

	Mid-Cap Growth Index Fund	Mid-Cap Value Index Fund	Mid-Cap Blend Index Fund	Small-Cap Growth Index Fund	Small-Cap Value Index Fund	Small-Cap Blend Index Fund	International Equity Index Fund	Enhanced International Equity Index Fund	Enhanced Large-Cap Growth Index Fund	Enhanced Large-Cap Value Index Fund	Social Choice Equity Fund	Real Estate Securities Fund

ASSETS
Portfolio investments, at cost	$93,378,500	$228,785,213	$205,435,703	$188,836,619	$231,619,140	$307,185,557	$987,190,270	$51,961,415	$57,326,336	$55,109,154	$557,173,105	$652,536,847
Net unrealized appreciation (depreciation) of portfolio investments	4,280,059	(18,092,257)	4,859,759	213,455	(20,683,621)	(18,141,111)	90,466,037	(2,484,917)	(1,601,133)	(1,726,150)	(1,026,860)	(45,627,421)

Portfolio investments, at value*	97,658,559	210,692,956	210,295,462	189,050,074	210,935,519	289,044,446	1,077,656,307	49,476,498	55,725,203	53,383,004	556,146,245	606,909,426
Cash	82,861	5,268	1,154	6,584	4,658	5,771	—	—	7,956	4,227	—	7
Cash—foreign **	—	—	—	—	—	—	1,146,824	188,141	—	—	—	—
Receivable from securities transactions	238,692	902,817	992,492	170,437	593,862	382,231	723,083	77,505	811,222	3,000,000	464,701	2,467,683
Receivable from Fund shares sold	108,966	478,441	493,984	225,179	517,788	626,449	3,934,782	—	—	67,869	1,842,649	2,048,667
Dividends and investment receivable	54,291	388,005	240,226	94,359	320,083	296,548	4,542,667	205,517	34,844	2	636,849	2,145,754
Due from investment advisor	23,716	16,361	19,005	20,907	16,272	13,243	—	23,067	21,486	21,705	—	—
Reclaims receivable	—	—	—	—	—	—	179,477	5,316	—	—	—	—
Receivable for variation margin on open futures contracts	1,108	10,523	13,201	13,005	2,398	13,291	—	—	—	—	—	—

Total assets	98,168,193	212,494,371	212,055,524	189,580,545	212,390,580	290,381,979	1,088,183,140	49,976,044	56,600,711	56,476,807	559,090,444	613,571,537

LIABILITIES
Management fees payable	2,302	5,841	5,875	4,072	5,003	7,177	29,185	16,044	11,505	11,420	68,627	221,987
Service agreement fees payable	5,070	12,291	16,771	8,124	11,360	11,125	75,122	—	—	—	42,465	31,961
Due to affiliates	82,841	55,465	50,641	25,343	58,490	87,305	64,474	32,798	34,949	35,349	69,236	75,504
Due to bank	—	—	—	—	—	—	295,545	223,832	—	—	194,438	—
Payable for collateral for securities on loan — Note 1	30,264,781	36,147,050	35,536,370	65,425,633	55,358,484	73,003,333	199,101,604	—	—	—	—	52,986,315
Payable for securities transactions	73,698	933,714	1,097,602	449,781	3,692,844	749,296	1,639,035	—	3,731,818	5,845,304	5,459,565	12,656,850
Payable for Fund shares redeemed	—	27,751	479	7	10	139,175	59,134	—	—	—	2,118,199	177,253
Payable for variation margin on open futures contracts	—	—	—	—	—	—	—	—	—	—	—	—

Total liabilities	30,428,692	37,182,112	36,707,738	65,912,960	59,126,191	73,997,411	201,264,099	272,674	3,778,272	5,892,073	7,952,530	66,149,870

NET ASSETS	$67,739,501	$175,312,259	$175,347,786	$123,667,585	$153,264,389	$216,384,568	$886,919,041	$49,703,370	$52,822,439	$50,584,734	$551,137,914	$547,421,667

NET ASSETS CONSIST OF:
Paid-in-capital	$64,196,538	$192,877,915	$170,023,211	$121,688,155	$173,291,655	$232,950,209	$794,367,158	$53,036,702	$54,955,997	$52,587,339	$548,979,168	$624,464,242
Accumulated undistributed (distributions in excess of) net investment income	159,529	715,838	482,712	293,629	531,179	638,939	3,533,912	296,982	43,674	155,024	2,347,316	(2,908,137)
Accumulated net realized gain (loss) on total investments	(896,873)	(268,202)	(80,351)	1,425,024	(18,310)	793,150	(1,481,514)	(1,142,588)	(576,099)	(431,479)	838,290	(28,506,949)
Accumulated net unrealized appreciation (depreciation) on total investments	4,280,307	(18,013,292)	4,922,214	260,777	(20,540,135)	(17,997,730)	90,499,485	(2,487,726)	(1,601,133)	(1,726,150)	(1,026,860)	(45,627,489)

NET ASSETS	$67,739,501	$175,312,259	$175,347,786	$123,667,585	$153,264,389	$216,384,568	$886,919,041	$49,703,370	$52,822,439	$50,584,734	$551,137,914	$547,421,667

INSTITUTIONAL CLASS:
Net assets	$44,463,473	$115,428,461	$94,959,282	$83,264,421	$96,934,509	$161,798,817	$513,301,711	$49,703,370	$52,822,439	$50,584,734	$182,785,087	$247,092,660
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,339,052	8,449,534	5,995,235	6,593,844	8,867,646	12,505,287	25,321,532	5,627,648	5,893,934	5,601,699	17,259,190	22,552,006
Net asset value per share	$13.32	$13.66	$15.84	$12.63	$10.93	$12.94	$20.27	$8.83	$8.96	$9.03	$10.59	$10.96

RETIREMENT CLASS:
Net assets	$23,276,028	$59,883,798	$80,388,504	$40,403,164	$56,329,880	$54,585,751	$373,617,330	$—	$—	$—	$211,613,189	$162,212,637
Outstanding shares of beneficial interest, unlimited
shares authorized ($.0001 par value)	1,757,840	4,322,118	5,037,003	2,983,681	5,073,188	4,206,387	18,139,310	—	—	—	19,765,288	14,392,310
Net asset value per share	$13.24	$13.86	$15.96	$13.54	$11.10	$12.98	$20.60	—	—	—	$10.71	$11.27

RETAIL CLASS:
Net assets	—	—	—	—	—	—	—	—	—	—	$156,739,638	$138,116,370
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	—	—	—	—	—	—	—	—	15,995,770	12,658,763
Net asset value per share	—	—	—	—	—	—	—	—	—	—	$9.80	$10.91

* Includes securities loaned of:	$29,789,256	$35,378,905	$34,824,398	$64,006,531	$54,135,565	$71,317,001	$189,604,804	$—	$—	$—	$—	$52,168,141
** Cost:	$—	$—	$—	$—	$—	$—	$1,144,726	$189,634	$—	$—	$—	$—

142	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	143

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)	concluded

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ MARCH 31, 2008

	Managed Allocation Fund II	Bond Fund	Bond Plus Fund II	Short-Term Bond Fund II	High-Yield Fund II	Tax-Exempt Bond Fund II	Inflation-Linked Bond Fund	Money Market Fund

ASSETS
Portfolio investments, at cost	$597,470,006	$1,927,756,848	$559,516,696	$278,714,536	$468,650,609	$260,883,295	$588,863,357	$1,518,085,651
Net unrealized appreciation (depreciation) of portfolio investments	(9,460,014)	15,824,746	(6,920,848)	(13,880)	(22,307,591)	139,395	39,537,904	—

Portfolio investments, at value*	588,009,992	1,943,581,594	552,595,848	278,700,656	446,343,018	261,022,690	628,401,261	1,518,085,651
Cash	—	606,292	488,296	—	—	—	17,662	248,365
Receivable from securities transactions	746,042	38,427,377	11,218,729	8,000,000	5,247,993	1,317,194	—	—
Receivable from Fund shares sold	225,463	2,592,909	70,488	71,078	140,720	116,044	1,532,221	9,467,365
Dividends and investment receivable	—	13,916,044	4,524,004	2,638,524	8,018,016	3,709,087	3,752,848	1,204,194
Due from investment advisor	88,220	—	19,474	10,822	3,614	5,636	114	—
Reclaims receivable	—	—	—	—	—	—	—	—
Receivable for variation margin on open futures contracts	—	—	—	—	—	—	—	—

Total assets	589,069,717	1,999,124,216	568,916,839	289,421,080	459,753,361	266,170,651	633,704,106	1,529,005,575

LIABILITIES
Management fees payable	—	461,414	136,718	59,696	110,487	66,635	157,057	126,370
Service agreement fees payable	3,256	3,373	2,098	4,197	4,350	—	12,713	20,227
Due to affiliates	196,093	9,664	73,340	11,700	4,780	5,321	59,951	304,964
Due to bank	400,298	—	—	4,297	10,487	7,033	—	—
Payable for collateral for securities on loan — Note 1	—	11,447,915	3,977,610	11,050,566	77,621,088	—	—	—
Payable for securities transactions	476,042	123,488,720	27,990,026	—	6,034,341	2,959,319	1,131,649	1,066,121
Payable for Fund shares redeemed	322,337	626,452	792,289	265,681	256,909	60,648	306,028	7,779,409
Income distribution payable	—	—	—	—	639	29	—	48,530
Payable for variation margin on open futures contracts	—	—	11	—	—	—	—	—

Total liabilities	1,398,026	136,037,538	32,972,092	11,396,137	84,043,081	3,098,985	1,667,398	9,345,621

NET ASSETS	$587,671,691	$1,863,086,678	$535,944,747	$278,024,943	$375,710,280	$263,071,666	$632,036,708	$1,519,659,954

NET ASSETS CONSIST OF:
Paid-in-capital	$594,393,449	$1,856,568,067	$549,624,845	$280,931,766	$405,222,381	$262,292,567	$598,153,666	$1,519,677,764
Accumulated undistributed (distributions in excess of) net investment income	(1,325)	(7,391)	30,533	(8,196)	11,782	32,338	(713)	(9,047)
Accumulated net realized gain (loss) on total investments	2,739,581	(9,298,744)	(6,789,783)	(2,884,747)	(7,216,292)	607,366	(5,654,149)	(8,763)
Accumulated net unrealized appreciation (depreciation) on total investments	(9,460,014)	15,824,746	(6,920,848)	(13,880)	(22,307,591)	139,395	39,537,904	—

NET ASSETS	$587,671,691	$1,863,086,678	$535,944,747	$278,024,943	$375,710,280	$263,071,666	$632,036,708	$1,519,659,954

INSTITUTIONAL CLASS:
Net assets	$4,264,697	$1,830,128,130	$266,910,275	$152,201,849	$241,560,715	$78,044,952	$465,391,146	$263,798,871
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	425,639	180,502,664	26,805,768	15,021,736	25,999,823	7,711,761	42,416,714	263,800,171
Net asset value per share	$10.02	$10.14	$9.96	$10.13	$9.29	$10.12	$10.97	$1.00

RETIREMENT CLASS:
Net assets	$15,430,771	$16,051,772	$9,811,559	$19,603,323	$21,470,333	$—	$65,825,075	$94,418,282
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,540,728	1,557,157	984,104	1,932,603	2,310,473	—	5,937,005	94,418,059
Net asset value per share	$10.02	$10.31	$9.97	$10.14	$9.29	—	$11.09	$1.00

RETAIL CLASS:
Net assets	$567,976,223	$16,906,776	$259,222,913	$106,219,771	$112,679,232	$185,026,714	$100,820,487	$1,161,442,801
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	56,554,334	1,642,060	25,982,245	10,476,044	12,079,378	18,260,442	9,339,027	1,161,441,008
Net asset value per share	$10.04	$10.30	$9.98	$10.14	$9.33	$10.13	$10.80	$1.00

* Includes securities loaned of:	$—	$11,224,475	$3,900,305	$10,825,806	$75,773,638	$—	$—	$—

144	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	145

STATEMENTS OF OPERATIONS (UNAUDITED)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ FOR THE PERIOD ENDED MARCH 31, 2008

	Growth Equity Fund	Growth & Income Fund	International Equity Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Small-Cap Equity Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	Equity Index Fund	S&P 500 Index Fund

INVESTMENT INCOME
Dividends	$2,258,903	$8,516,382	$11,502,031	$3,665,322	$12,089,478	$1,767,219	$7,796,618	$2,532,428	$2,210,920	$6,120,787	$11,650,157	$11,762,978
Foreign taxes withheld	(47,367)	(11,611)	(1,020,761)	(73,001)	(2,198)	(3,221)	(57,397)	(785)	—	(561)	(868)	—
Interest	103,185	87,920	610,404	47,416	72,279	32,076	66,911	66,467	55,897	72,651	285,061	242,485
Income from securities lending	71,814	315,594	1,103,297	97,450	328,908	275,718	630,797	565,018	86,973	93,759	498,242	103,517

Total income	2,386,535	8,908,285	12,194,971	3,737,187	12,488,467	2,071,792	8,436,929	3,163,128	2,353,790	6,286,636	12,432,592	12,108,980

EXPENSES
Investment management fees	155,910	2,131,383	6,588,174	1,434,121	2,477,239	1,164,475	1,916,231	1,178,871	73,606	89,112	246,915	229,106
Service agreement fees — Retirement Class	—	297,760	1,727,632	62,407	600,528	438,368	712,860	314,892	120,435	120,993	13,462	285,061
Distribution fees — Retail Class	—	558,762	491,933	393,594	66,605	58,058	128,867	40,643	—	—	400,294	—
Fund administration fees	44,979	44,896	34,002	64,892	45,257	45,047	46,602	43,381	46,649	46,648	33,745	34,058
Custody fees	12,703	16,803	316,280	21,991	26,134	19,780	12,055	39,174	25,448	10,088	76,636	34,977
Audit fees	82,720	35,923	38,473	53,742	35,664	34,665	38,515	54,639	36,800	36,564	46,983	54,387
Legal fees	3,903	4,585	3,321	10,893	3,913	3,902	4,058	3,728	4,591	4,591	3,508	3,545
Report printing and mailing expenses	3,548	122,894	139,537	242,334	30,085	29,989	36,897	31,616	7,901	6,770	48,394	146
Transfer agency fees and expenses — Institutional Class	1,322	725	1,984	5,378	690	317	440	1,749	1,631	3,549	3,029	2,811
Transfer agency fees and expenses — Retirement Class	—	587	569	374	440	436	336	1,786	1,834	378	419	1,563
Transfer agency fees and expenses — Retail Class	—	443,313	349,814	740,295	140,670	53,074	300,477	74,967	—	—	192,260	—
Trustee fees and expenses	3,103	3,107	2,497	3,107	3,119	3,107	3,107	3,107	2,990	3,136	3,195	3,195
Compliance fees	2,011	2,761	2,692	2,761	2,678	2,770	2,895	2,623	2,895	2,895	2,860	2,890
Interest expense	5,574	13,610	406,785	18,552	16,758	44,866	64,037	11,939	2,916	2,095	5,435	5,241
Registration fees	6,166	28,296	80,480	119,500	33,157	30,286	40,478	29,221	17,264	20,955	14,940	10,808

Total expenses before expense reimbursement	321,939	3,705,405	10,184,173	3,173,941	3,482,937	1,929,140	3,307,855	1,832,336	344,960	347,774	1,092,075	667,788
Less: Expenses reimbursed by the investment advisor	(59,401)	—	(60,589)	(343,921)	(488)	(70,383)	(59,272)	(75,453)	(71,591)	(41,680)	(226)	—
Fee waiver by investment advisor and TPIS	—	(2,336,314)	(491,933)	(1,589,898)	(66,605)	(58,058)	(128,867)	(40,643)	—	—	(400,294)	—

Net expenses	262,538	1,369,091	9,631,651	1,240,122	3,415,844	1,800,699	3,119,716	1,716,240	273,369	306,094	691,555	667,788

Net investment income	2,123,997	7,539,194	2,563,320	2,497,065	9,072,623	271,093	5,317,213	1,446,888	2,080,421	5,980,542	11,741,037	11,441,192

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	(5,383,168)	7,725,650	37,131,111	3,945,928	(39,106,809)	7,012,172	9,240,570	(31,037,401)	(230,369)	660,420	7,029,516	1,628,603
Futures transactions	—	—	—	—	—	—	—	103,733	(270,574)	(438,943)	(1,847,119)	(1,105,216)
Foreign currency transactions	(1,160)	31,612	(77,406)	(14,525)	(51,769)	(583)	33,459	—	—	—	—	—

Net realized gain (loss) on total investments	(5,384,328)	7,757,262	37,053,705	3,931,403	(39,158,578)	7,011,589	9,274,029	(30,933,668)	(500,943)	221,477	5,182,397	523,387

Change in unrealized appreciation (depreciation) on:
Portfolio investments	(37,521,278)	(99,550,470)	(350,181,004)	(72,444,271)	(159,235,238)	(67,947,902)	(124,857,131)	(42,166,375)	(44,877,383)	(73,770,394)	(181,180,577)	(164,451,730)
Futures transactions	—	—	—	—	—	—	—	(322,592)	(16,276)	(75,614)	(413)	(190,787)
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(199)	(69,385)	47,210	3,516	(6,419)	363	(11,232)	—	—	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	(37,521,477)	(99,619,855)	(350,133,794)	(72,440,755)	(159,241,657)	(67,947,539)	(124,868,363)	(42,488,967)	(44,893,659)	(73,846,008)	(181,180,990)	(164,642,517)

Net realized and unrealized gain (loss) on total investments	(42,905,805)	(91,862,593)	(313,080,089)	(68,509,352)	(198,400,235)	(60,935,950)	(115,594,334)	(73,422,635)	(45,394,602)	(73,624,531)	(175,998,593)	(164,119,130)

Net increase (decrease) in net assets resulting from operations	$(40,781,808)	$(84,323,399)	$(310,516,769)	$(66,012,287)	$(189,327,612)	$(60,664,857)	$(110,277,121)	$(71,975,747)	$(43,314,181)	$(67,643,989)	$(164,257,556)	$(152,677,938)

146	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	147

STATEMENTS OF OPERATIONS (UNAUDITED)	continued

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ FOR THE PERIOD ENDED MARCH 31, 2008

	Mid-Cap Growth Index Fund	Mid-Cap Value Index Fund	Mid-Cap Blend Index Fund	Small-Cap Growth Index Fund	Small-Cap Value Index Fund	Small-Cap Blend Index Fund	International Equity Index Fund	Enhanced International Equity Index Fund*	Enhanced Large-Cap Growth Index Fund*	Enhanced Large-Cap Value Index Fund*	Social Choice Equity Fund	Real Estate Securities Fund

INVESTMENT INCOME
Dividends	$313,007	$2,048,651	$1,394,152	$390,661	$1,556,127	$1,368,466	$10,243,630	$385,633	$96,821	$218,773	$5,268,487	$7,712,205
Foreign taxes withheld	—	(895)	(397)	—	(721)	(477)	(592,690)	(17,780)	—	—	(431)	(26,315)
Interest	9,027	33,354	26,739	24,793	24,767	70,975	77,164	20,792	16,197	16,058	85,724	157,062
Income from securities lending	49,267	134,586	104,116	231,616	240,741	371,983	352,226	—	—	—	—	37,422

Total income	371,301	2,215,696	1,524,610	647,070	1,820,914	1,810,947	10,080,330	388,645	113,018	234,831	5,353,780	7,880,374

EXPENSES
Investment management fees	14,269	35,145	37,005	26,175	30,092	44,873	168,387	46,991	28,161	28,164	397,091	1,375,153
Service agreement fees — Retirement Class	30,628	70,332	102,862	47,884	66,015	67,566	419,652	—	—	—	217,651	203,254
Distribution fees — Retail Class	—	—	—	—	—	—	—	—	—	—	155,860	112,045
Fund administration fees	34,058	40,769	40,769	34,561	40,769	40,769	34,668	34,435	34,435	34,435	34,261	34,563
Custody fees	40,601	23,223	23,087	46,174	50,146	81,254	133,141	10,362	3,899	3,200	35,795	7,983
Audit fees	54,388	41,450	41,520	51,846	41,528	41,775	34,658	15,400	15,400	15,400	44,694	51,846
Legal fees	3,545	4,373	4,373	3,596	4,373	4,373	3,421	4,574	4,509	4,516	3,563	3,598
Report printing and mailing expenses	48	3,366	6,108	26	3,457	3,791	9,235	3,145	1,572	1,572	16,545	23,563
Transfer agency fees and expenses — Institutional Class	591	905	723	521	3,005	13,764	7,153	1,537	769	769	1,118	2,606
Transfer agency fees and expenses — Retirement Class	719	328	663	326	465	465	212	—	—	—	926	459
Transfer agency fees and expenses — Retail Class	—	—	—	—	—	—	—	—	—	—	66,030	99,354
Trustee fees and expenses	3,195	3,160	3,175	3,195	3,158	3,179	3,082	1,523	1,523	1,523	3,195	3,195
Compliance fees	2,890	2,897	2,904	2,930	2,897	2,919	2,775	2,450	2,450	2,451	2,915	2,932
Interest expense	3,811	2,370	5,509	1,958	2,807	2,052	9,785	16	—	—	808	3,431
Registration fees	14,056	18,551	15,518	9,902	30,764	14,116	28,573	6,726	6,759	7,422	11,273	24,883
Other expenses	—	—	—	—	—	—	—	—	—	—	—	—

Total expenses before expense reimbursement	202,799	246,869	284,216	229,094	279,476	320,896	854,742	127,159	99,477	99,452	991,725	1,948,865
Less: Expenses reimbursed by the investment advisor	(142,555)	(103,509)	(104,613)	(126,941)	(150,952)	(160,194)	(14,927)	(69,726)	(67,293)	(67,265)	(55,246)	(12,790)
Fee waiver by investment advisor and TPIS	—	—	—	—	—	—	—	—	—	—	(155,860)	(112,045)

Net expenses	60,244	143,360	179,603	102,153	128,524	160,702	839,815	57,433	32,184	32,187	780,619	1,824,030

Net investment income	311,057	2,072,336	1,345,007	544,917	1,692,390	1,650,245	9,240,515	331,212	80,834	202,644	4,573,161	6,056,344

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	42,021	526,127	1,695,139	2,456,052	379,303	2,558,776	1,717,371	(1,072,267)	(576,099)	(431,479)	1,579,580	(14,435,652)
Realized gain from investment in affiliated investment companies	—	—	—	—	—	—	—	—	—	—	—	—
Futures transactions	(58,981)	(166,866)	(119,952)	(35,684)	(40,272)	(585,520)	(1,634)	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—	397,381	(70,321)	—	—	—	33,975

Net realized gain (loss) on total investments	(16,960)	359,261	1,575,187	2,420,368	339,031	1,973,256	2,113,118	(1,142,588)	(576,099)	(431,479)	1,579,580	(14,401,677)

Change in unrealized appreciation (depreciation) on:
Portfolio investments	(9,963,166)	(28,803,766)	(29,352,848)	(23,531,551)	(23,297,648)	(37,401,582)	(109,183,988)	(2,484,917)	(1,601,133)	(1,726,150)	(70,955,003)	(60,696,679)
Futures transactions	(1,095)	(22,975)	(16,132)	44,292	(327)	15,935	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	—	—	—	—	(3,808)	(19,409)	(2,809)	—	—	—	(57,273)

Net change in unrealized appreciation (depreciation) on total investments	(9,964,261)	(28,826,741)	(29,368,980)	(23,487,259)	(23,297,975)	(37,389,455)	(109,203,397)	(2,487,726)	(1,601,133)	(1,726,150)	(70,955,003)	(60,753,952)

Net realized and unrealized gain (loss) on total investments	(9,981,221)	(28,467,480)	(27,793,793)	(21,066,891)	(22,958,944)	(35,416,199)	(107,090,279)	(3,630,314)	(2,177,232)	(2,157,629)	(69,375,423)	(75,155,629)

Net increase (decrease) in net assets resulting from operations	$(9,670,164)	$(26,395,144)	$(26,448,786)	$(20,521,974)	$(21,266,554)	$(33,765,954)	$(97,849,764)	$(3,299,102)	$(2,096,398)	$(1,954,985)	$(64,802,262)	$(69,099,285)

* Commened operations on November 30, 2007.

148	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	149

STATEMENTS OF OPERATIONS (UNAUDITED)	concluded

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ FOR THE PERIOD ENDED MARCH 31, 2008

	Managed Allocation Fund II	Bond Fund	Bond Plus Fund II	Short-Term Bond Fund II	High-Yield Fund II	Tax-Exempt Bond Fund II	Inflation-Linked Bond Fund	Money Market Fund

INVESTMENT INCOME
Dividends	$—	$417,368	$—	$62,702	$—	$—	$—	$—
Dividends from affiliated investment companies	13,385,210	—	—	—	—	—	—	—
Foreign taxes withheld	—	—	—	—	—	—	—	—
Interest	4,957	44,325,523	15,163,266	6,704,622	15,141,647	5,102,493	12,540,169	32,433,088
Income from securities lending	—	15,839	7,015	3,097	150,857	—	—	—

Total income	13,390,167	44,758,730	15,170,281	6,770,421	15,292,504	5,102,493	12,540,169	32,433,088

EXPENSES
Investment management fees	—	2,591,895	831,727	351,338	663,747	394,608	847,392	717,790
Service agreement fees — Retirement Class	19,530	15,196	11,637	20,768	22,677	—	43,913	124,385
Distribution fees — Retail Class	586,845	10,115	256,750	100,482	122,008	180,128	52,553	1,007,697
Fund administration fees	34,254	35,032	34,254	34,053	34,052	34,053	40,454	41,882
Custody fees	1,798	35,056	30,934	6,591	5,928	4,722	6,540	7,546
Audit fees	31,696	30,197	32,609	38,537	39,176	38,567	34,130	33,417
Legal fees	3,362	3,583	3,353	3,371	3,373	3,371	3,914	3,916
Report printing and mailing expenses	77,948	17,547	47,074	15,806	14,571	12,406	17,004	124,061
Transfer agency fees and expenses — Institutional Class	74	4,373	467	681	864	226	5,207	1,255
Transfer agency fees and expenses — Retirement Class	470	707	427	458	437	—	689	459
Transfer agency fees and expenses — Retail Class	328,792	2,392	198,980	68,582	62,030	52,401	34,263	438,793
Trustee fees and expenses	3,082	2,726	3,082	3,082	3,082	3,082	3,065	3,104
Compliance fees	2,740	2,746	2,741	2,736	2,736	2,790	2,833	2,873
Interest expense	8,262	15,446	5,400	4,716	1,614	2,601	919	1,368
Registration fees	7,617	6,706	5,907	6,306	9,186	3,714	18,378	43,707
Other expenses	—	—	—	—	—	—	—	—

Total expenses before expense reimbursement	1,106,470	2,773,717	1,465,342	657,507	985,481	732,669	1,111,254	2,552,253
Less: Expenses reimbursed by the investment advisor	(500,095)	—	(107,679)	(87,494)	(36,917)	(49,599)	(4,819)	(11,907)
Fee waiver by investment advisor and TPIS	(586,845)	(10,115)	(256,750)	(100,482)	(122,008)	(180,128)	(52,553)	(1,007,697)

Net expenses	19,530	2,763,602	1,100,913	469,531	826,556	502,942	1,053,882	1,532,649

Net investment income	13,370,637	41,995,128	14,069,368	6,300,890	14,465,948	4,599,551	11,486,287	30,900,439

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	(4,873,395)	11,154,758	(6,654)	2,693,303	(6,223,235)	1,233,834	1,356,141	2,094
Realized gain from investment in affiliated investment companies	23,159,023	—	—	—	—	—	—	—
Futures transactions	—	—	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—	—	—

Net realized gain (loss) on total investments	18,285,628	11,154,758	(6,654)	2,693,303	(6,223,235)	1,233,834	1,356,141	2,094

Change in unrealized appreciation (depreciation) on:
Portfolio investments	(76,844,514)	22,948,622	(2,061,877)	(91,245)	(18,982,019)	(1,414,976)	42,474,772	—
Futures transactions	—	—	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	—	—	—	—	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	(76,844,514)	22,948,622	(2,061,877)	(91,245)	(18,982,019)	(1,414,976)	42,474,772	—

Net realized and unrealized gain (loss) on total investments	(58,558,886)	34,103,380	(2,068,531)	2,602,058	(25,205,254)	(181,142)	43,830,913	2,094

Net increase (decrease) in net assets resulting from operations	$(45,188,249)	$76,098,508	$12,000,837	$8,902,948	$(10,739,306)	$4,418,409	$55,317,200	$30,902,533

150	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	151

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Growth Equity Fund		Growth & Income Fund		International Equity Fund		Large-Cap Growth Fund		Large-Cap Value Fund		Mid-Cap Growth Fund

		March 31, 2008	September 30, 2007	March 31, 2008	September 30, 2007	March 31, 2008	September 30, 2007	March 31, 2008	September 30, 2007	March 31, 2008	September 30, 2007	March 31, 2008	September 30, 2007

		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
OPERATIONS
Net investment income		$2,123,997	$1,927,433	$7,539,194	$7,995,966	$2,563,320	$25,883,303	$2,497,065	$2,369,182	$9,072,623	$13,993,771	$271,093	$(9,309)
Net realized gain on total investments		(5,384,328)	13,242,950	7,757,262	31,957,259	37,053,705	319,747,104	3,931,403	53,397,379	(39,158,578)	87,965,734	7,011,589	32,826,240
Net change in unrealized appreciation (depreciation) on total investments		(37,521,477)	32,773,945	(99,619,855)	69,908,060	(350,133,794)	44,547,768	(72,440,755)	13,003,877	(159,241,657)	940,114	(67,947,539)	38,707,295

Net increase (decrease) from operations		(40,781,808)	47,944,328	(84,323,399)	109,861,285	(310,516,769)	390,178,175	(66,012,287)	68,770,438	(189,327,612)	102,899,619	(60,664,857)	71,524,226

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(2,399,099)	(1,078,879)	(1,128,753)	(1,794,692)	(8,763,086)	(6,946,277)	(1,090,774)	(65,305)	(8,313,446)	(2,098,005)	(93,716)	(106,538)
	Retirement Class	—	—	(2,124,267)	(2,122,322)	(12,014,778)	(8,247,612)	(316,307)	(14,070)	(6,593,850)	(4,455,495)	(93,104)	(182,540)
	Retail Class	—	—	(4,639,130)	(4,056,288)	(6,864,045)	(442,273)	(2,147,832)	(14,258)	(1,511,840)	(3,203,862)	(40,646)	(75,535)
From realized gains:	Institutional Class	(9,674,143)	—	(2,533,317)	(4,319,468)	(99,296,322)	(63,069,776)	(8,494,304)	—	(29,716,623)	(6,874,372)	(3,640,606)	(1,721,507)
	Retirement Class	—	—	(5,716,772)	(4,146,073)	(153,630,138)	(83,901,098)	(2,800,918)	—	(27,560,471)	(16,285,603)	(25,975,944)	(8,214,282)
	Retail Class	—	—	(12,378,111)	(138,432)	(81,820,409)	(4,021,259)	(22,741,123)	—	(6,094,180)	(10,915,884)	(6,182,805)	(3,391,204)

Total distributions		(12,073,242)	(1,078,879)	(28,520,350)	(16,577,275)	(362,388,778)	(166,628,295)	(37,591,258)	(93,633)	(79,790,410)	(43,833,221)	(36,026,821)	(13,691,606)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	141,843,859	196,387,935	36,860,301	19,048,008	160,462,080	237,978,427	10,586,190	11,212,569	151,527,561	249,763,402	8,486,328	10,882,215
	Retirement Class	—	—	99,387,044	114,798,776	623,520,924	1,490,952,775	53,331,127	27,290,775	93,017,555	220,410,695	115,104,142	156,120,860
	Retail Class	—	—	28,314,327	18,453,362	34,402,145	45,470,070	23,408,148	11,554,351	10,496,480	32,275,381	10,968,871	11,283,542
Mergers (see Note 1):	Institutional Class	—	—	—	203,927	—	147,285,896	—	130,664,798	—	—	—	—
	Retail Class	—	—	—	574,517,021	—	427,035,498	—	401,401,895	—	—	—	—
Reinvestments of distributions:	Institutional Class	11,900,062	1,018,048	2,953,003	5,196,300	101,078,890	50,411,807	9,584,838	65,305	37,034,629	8,046,551	3,551,609	1,724,658
	Retirement Class	—	—	7,837,040	6,262,374	165,617,573	92,041,460	3,117,225	13,919	34,154,321	20,719,839	26,069,048	8,389,115
	Retail Class	—	—	16,429,054	3,978,914	86,189,086	4,034,134	24,361,522	11,499	7,319,956	13,788,115	6,008,782	3,331,489
Exchanges among the funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	129,263,924	—	—
	Retirement Class	—	—	(65,883)	69,546	20,674	89,030	65,883	57,617	—	(78,058)	—	72,193
	Retail Class	—	—	1,577,661	4,355,146	1,264,136	27,423,646	6,542,967	(5,280,508)	(1,265,254)	(125,834,065)	2,728,624	418,756
Redemptions:	Institutional Class	(18,329,803)	(6,672,601)	(7,062,065)	(35,164,125)	(45,477,037)	(366,172,930)	(12,360,219)	(4,710,568)	(29,945,801)	(130,883,155)	(1,318,938)	(3,306,935)
	Retirement Class	—	—	(42,254,055)	(26,425,634)	(169,446,232)	(995,183,453)	(22,208,599)	(3,232,321)	(24,254,241)	(22,974,270)	(34,433,404)	(52,529,686)
	Retail Class	—	—	(34,071,441)	(20,387,275)	(40,171,578)	(18,864,212)	(21,231,451)	(17,194,215)	(15,893,631)	(22,399,339)	(12,224,319)	(11,594,389)

Net increase (decrease) from shareholder transactions		135,414,118	190,733,382	109,904,986	664,906,340	917,460,661	1,142,502,148	75,197,631	551,855,116	262,191,575	372,099,020	124,940,743	124,791,818

Net increase (decrease) in net assets		82,559,068	237,598,831	(2,938,763)	758,190,350	244,555,114	1,366,052,028	(28,405,914)	620,531,921	(6,926,447)	431,165,418	28,249,065	182,624,438

NET ASSETS
Beginning of period		327,739,055	90,140,224	945,234,493	187,044,143	2,549,611,998	1,183,559,970	637,337,663	16,805,742	1,102,804,830	671,639,412	449,899,463	267,275,025

End of period		$410,298,123	$327,739,055	$942,295,730	$945,234,493	$2,794,167,112	$2,549,611,998	$608,931,749	$637,337,663	$1,095,878,383	$1,102,804,830	$478,148,528	$449,899,463

Undistributed net investment income included in net assets		$1,446,245	$1,721,347	$(137,737)	$170,672	$(1,886,867)	$23,191,722	$1,430,995	$2,488,843	$4,232,358	$11,286,757	$(30,223)	$(136,486)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	16,353,954	25,008,574	3,922,233	1,994,883	12,220,503	17,274,496	965,935	1,042,974	9,817,546	14,859,960	471,767	584,821
	Retirement Class	—	—	9,699,215	11,728,715	47,934,912	103,983,144	4,512,766	2,440,742	6,449,619	13,193,478	5,961,556	8,198,572
	Retail Class	—	—	2,381,032	1,584,669	3,593,864	4,258,426	2,069,763	1,049,123	730,806	1,988,769	596,414	609,667
Mergers (see Note 1):	Institutional Class	—	—	—	21,443	—	10,364,947	—	12,132,293	—	—	—	—
	Retail Class	—	—	—	50,573,523	—	39,835,083	—	37,339,527	—	—	—	—
Shares reinvested:	Institutional Class	1,360,007	136,835	297,048	579,894	7,884,469	4,010,486	830,575	6,466	2,490,560	504,802	188,215	99,233
	Retirement Class	—	—	779,385	683,248	12,565,825	7,146,076	271,063	1,381	2,301,505	1,302,315	1,396,307	486,890
	Retail Class	—	—	1,373,138	333,381	9,368,379	425,541	2,112,881	1,141	504,825	886,695	321,497	193,354
Shares exchange among funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	7,510,978	—	—
	Retirement Class	—	—	(6,239)	6,983	1,335	6,101	5,330	4,925	—	(4,570)	—	3,595
	Retail Class	—	—	126,028	379,299	128,995	2,554,400	535,488	(485,378)	(76,235)	(7,488,065)	128,834	(9,399)
Shares redeemed:	Institutional Class	(2,087,900)	(854,529)	(725,390)	(3,638,639)	(3,511,388)	(26,060,232)	(1,105,425)	(409,218)	(1,958,465)	(7,965,992)	(72,834)	(172,901)
	Retirement Class	—	—	(4,317,589)	(2,731,978)	(12,216,869)	(69,665,524)	(1,987,720)	(309,508)	(1,625,991)	(1,384,801)	(1,924,052)	(2,867,455)
	Retail Class	—	—	(2,920,712)	(1,733,908)	(4,494,777)	(1,757,573)	(1,903,082)	(1,547,273)	(1,106,137)	(1,393,306)	(687,064)	(641,574)

Net increase (decrease) from shareholder transactions		15,626,061	24,290,880	10,608,149	59,781,513	73,475,248	92,375,371	6,307,574	51,267,195	17,528,033	22,010,263	6,380,640	6,484,803

152	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	153

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Mid-Cap Value Fund		Small-Cap Equity Fund		Large-Cap Growth Index Fund		Large-Cap Value Index Fund		Equity Index Fund		S&P 500 Index Fund

		March 31, 2008	September 30, 2007	March 31, 2008	September 30, 2007	March 31, 2008	September 30, 2007	March 31, 2008	September 30, 2007	March 31, 2008	September 30, 2007	March 31, 2008	September 30, 2007

		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
OPERATIONS
Net investment income		$5,317,213	$10,751,936	$1,446,888	$4,759,481	$2,080,421	$3,686,950	$5,980,542	$10,603,814	$11,741,037	$16,911,057	$11,441,192	$19,143,095
Net realized gain (loss) on total investments		9,274,029	42,394,814	(30,933,668)	39,242,239	(500,943)	58,563,664	221,477	77,364,439	5,182,397	19,030,524	523,387	32,697,906
Net change in unrealized appreciation (depreciation) on total investments		(124,868,363)	57,943,369	(42,488,967)	(16,516,938)	(44,893,659)	3,079,126	(73,846,008)	(28,191,146)	(181,180,990)	91,296,808	(164,642,517)	102,611,749

Net increase (decrease) from operations		(110,277,121)	111,090,119	(71,975,747)	27,484,782	(43,314,181)	65,329,740	(67,643,989)	59,777,107	(164,257,556)	127,238,389	(152,677,938)	154,452,750

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(814,805)	(648,568)	(1,850,426)	(718,362)	(2,798,740)	(4,869,329)	(8,580,545)	(10,363,676)	(13,384,221)	(11,011,345)	(16,810,159)	(12,850,285)
	Retirement Class	(6,315,160)	(5,153,267)	(2,003,121)	(1,137,586)	(820,844)	(1,016,618)	(2,110,509)	(2,043,706)	(149,039)	(58,024)	(3,690,173)	(2,570,986)
	Retail Class	(2,175,934)	(2,090,750)	(491,535)	(500,954)	—	—	—	—	(6,375,165)	(186,419)	—	—
From realized gains:	Institutional Class	(3,362,273)	(3,352,773)	(11,510,432)	(9,703,785)	(1,583,618)	(156,104)	(11,757,552)	(11,579,980)	(14,504,992)	(6,036,747)	(7,259,270)	(1,523,714)
	Retirement Class	(31,605,589)	(30,487,029)	(16,308,592)	(22,012,290)	(571,658)	(35,326)	(3,205,526)	(2,339,740)	(180,710)	(32,617)	(1,824,355)	(347,137)
	Retail Class	(10,236,906)	(11,811,022)	(4,004,572)	(8,628,685)	—	—	—	—	(7,290,420)	(103,523)	—	—

Total distributions		(54,510,667)	(53,543,409)	(36,168,678)	(42,701,662)	(5,774,860)	(6,077,377)	(25,654,132)	(26,327,102)	(41,884,547)	(17,428,675)	(29,583,957)	(17,292,122)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	31,044,074	16,342,724	34,228,058	67,550,891	41,976,073	56,312,719	51,294,275	86,709,741	126,052,043	188,507,133	108,694,102	161,839,715
	Retirement Class	92,488,463	271,091,639	44,470,378	69,556,509	34,936,407	47,733,649	21,117,546	80,003,918	15,294,656	9,196,623	45,172,513	97,768,819
	Retail Class	29,115,182	62,204,932	4,171,467	14,399,839	—	—		—	20,904,238	24,238,953	—	—
Mergers (see Note 1):	Institutional Class	—	—	—	—	—	—		—	—	1,045,122	—	—
	Retail Class	—	—	—	—	—	—		—	—	408,340,637	—	—
Reinvestments of distributions:	Institutional Class	3,680,310	3,544,881	12,799,614	9,467,299	3,445,288	4,015,902	15,304,795	16,183,779	25,199,500	14,876,143	22,205,344	13,102,599
	Retirement Class	37,913,381	35,608,688	18,311,712	23,135,718	1,392,076	1,044,117	5,316,035	4,317,316	329,749	86,898	5,514,528	2,914,035
	Retail Class	11,811,051	12,873,020	4,351,405	8,734,881	—	—		—	13,180,591	265,620		—
Exchanges among the funds, net:	Institutional Class	—	—	—	24,366,694	—	—		—	—	—	—	—
	Retirement Class	—	(60,607)	—	11,000	117,275	(20,822)		—	—	—	—	—
	Retail Class	(6,304,310)	5,049,595	(1,366,111)	(31,346,209)	—	—		—	(121,430)	4,403,533	—	—
Redemptions:	Institutional Class	(1,836,110)	(3,664,582)	(12,633,333)	(30,117,811)	(15,733,794)	(390,369,073)	(22,132,813)	(286,940,639)	(72,249,028)	(88,498,297)	(35,205,739)	(128,602,514)
	Retirement Class	(45,316,554)	(63,343,656)	(25,558,075)	(33,545,141)	(13,664,213)	(13,072,138)	(7,693,735)	(23,568,932)	(12,115,363)	(2,291,456)	(21,254,889)	(43,057,294)
	Retail Class	(34,056,884)	(21,696,332)	(8,790,631)	(7,670,112)	—	—	—	—	(31,317,247)	(17,942,536)	—	—

Net increase (decrease) from shareholder transactions		118,538,603	317,950,302	69,984,484	114,543,558	52,469,112	(294,355,646)	63,206,103	(123,294,817)	85,157,709	542,228,373	125,125,859	103,965,360

Net increase (decrease) in net assets		(46,249,185)	375,497,012	(38,159,941)	99,326,678	3,380,071	(235,103,283)	(30,092,018)	(89,844,812)	(120,984,394)	652,038,087	(57,136,036)	241,125,988

NET ASSETS
Beginning of period		857,565,186	482,068,174	517,147,310	417,820,632	360,534,373	595,637,656	465,446,803	555,291,615	1,294,088,560	642,050,473	1,174,410,178	933,284,190

End of period		$811,316,001	$857,565,186	$478,987,369	$517,147,310	$363,914,444	$360,534,373	$435,354,785	$465,446,803	$1,173,104,166	$1,294,088,560	$1,117,274,142	$1,174,410,178

Undistributed net investment income included in net assets		$2,878,943	$5,871,365	$842,440	$3,248,310	$1,103,395	$2,642,558	$2,672,420	$7,382,932	$5,736,970	$13,536,189	$5,654,678	$14,541,748

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	1,756,325	828,133	2,445,624	4,218,796	3,257,104	4,453,120	3,401,600	5,281,405	12,127,751	17,432,315	6,695,016	9,817,068
	Retirement Class	5,265,934	13,801,524	3,194,699	4,345,913	2,660,963	3,675,689	1,419,017	4,820,085	1,486,459	828,057	2,809,153	5,953,177
	Retail Class	1,631,855	3,203,734	313,446	909,040	—	—	—	—	1,970,213	2,166,313	—	—
Mergers (see Note 1):	Institutional Class	—	—	—	—	—	—	—	—	—	93,817	—	—
	Retail Class	—	—	—	—	—	—	—	—	—	36,104,242	—	—
Shares reinvested:	Institutional Class	203,670	194,560	959,491	613,564	255,965	329,442	1,023,048	1,022,995	2,359,504	1,419,479	1,345,778	819,425
	Retirement Class	2,106,299	1,960,831	1,389,356	1,516,102	102,660	84,957	350,893	269,664	30,420	8,167	335,434	182,813
	Retail Class	663,170	716,355	331,409	575,420	—	—	—	—	1,214,801	24,964	—	—
Shares exchange among funds, net:	Institutional Class	—	—	—	1,468,758	—	—	—	—	—	—	—	—
	Retirement Class	—	(3,048)	—	678	8,230	(1,581)	—	—	—	—	—	—
	Retail Class	(319,151)	252,990	(88,983)	(1,938,569)	—	—	—	—	(7,327)	415,133	—	—
Shares redeemed:	Institutional Class	(106,234)	(186,907)	(890,272)	(1,813,719)	(1,225,617)	(31,720,405)	(1,426,995)	(17,317,366)	(6,853,074)	(7,994,214)	(2,128,484)	(7,925,808)
	Retirement Class	(2,522,477)	(3,280,027)	(1,720,771)	(2,105,949)	(1,096,001)	(1,002,442)	(550,730)	(1,417,225)	(1,204,413)	(206,520)	(1,321,972)	(2,620,398)
	Retail Class	(1,946,345)	(1,122,627)	(671,702)	(485,036)	—	—		—	(2,974,173)	(1,568,711)	—	—

Net increase (decrease) from shareholder transactions		6,733,046	16,365,518	5,262,297	7,304,998	3,963,304	(24,181,220)	4,216,833	(7,340,442)	8,150,161	48,723,042	7,734,925	6,226,277

154	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	155

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Mid-Cap Growth Index Fund		Mid-Cap Value Index Fund		Mid-Cap Blend Index Fund		Small-Cap Growth Index Fund		Small-Cap Value Index Fund		Small-Cap Blend Index Fund

		March 31, 2008	September 30, 2007	March 31, 2008	September 30, 2007	March 31, 2008	September 30, 2007	March 31, 2008	September 30, 2007	March 31, 2008	September 30, 2007	March 31, 2008	September 30, 2007

		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
OPERATIONS
Net investment income		$311,057	$486,391	$2,072,336	$3,107,066	$1,345,007	$2,190,190	$544,917	$872,660	$1,692,390	$2,855,631	$1,650,245	$2,897,782
Net realized gain on total investments		(16,960)	3,586,506	359,261	10,723,864	1,575,187	5,905,290	2,420,368	6,344,618	339,031	10,750,659	1,973,256	26,485,630
Net change in unrealized appreciation (depreciation) on total investments		(9,964,261)	6,608,465	(28,826,741)	(111,052)	(29,368,980)	13,640,085	(23,487,259)	11,716,611	(23,297,975)	(8,050,926)	(37,389,455)	(5,928,304)

Net increase (decrease) from operations		(9,670,164)	10,681,362	(26,395,144)	13,719,878	(26,448,786)	21,735,565	(20,521,974)	18,933,889	(21,266,554)	5,555,364	(33,765,954)	23,455,108

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(390,275)	(263,150)	(2,669,786)	(1,216,526)	(1,470,539)	(1,031,173)	(792,659)	(351,504)	(2,223,507)	(1,216,518)	(2,423,928)	(1,767,214)
	Retirement Class	(149,363)	(78,926)	(1,079,006)	(330,386)	(997,497)	(400,858)	(237,885)	(51,146)	(1,035,587)	(580,118)	(654,247)	(361,682)
	Retail Class	—	—	—	—	—	—	—	—	—	—	—	—
From realized gains:	Institutional Class	(2,763,787)	(2,040,988)	(7,719,222)	(4,650,767)	(4,116,431)	(3,622,002)	(4,868,222)	(6,940,974)	(7,048,671)	(6,955,195)	(7,519,465)	(11,378,450)
	Retirement Class	(1,459,904)	(645,908)	(3,520,258)	(1,355,295)	(3,212,123)	(1,552,799)	(1,821,381)	(1,560,563)	(3,636,689)	(3,522,345)	(2,349,507)	(2,585,205)
	Retail Class	—	—	—	—	—	—	—	—	—	—	—	—

Total distributions		(4,763,329)	(3,028,972)	(14,988,272)	(7,552,974)	(9,796,590)	(6,606,832)	(7,720,147)	(8,904,187)	(13,944,454)	(12,274,176)	(12,947,147)	(16,092,551)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	3,213,763	5,496,517	10,876,766	61,084,938	9,153,702	31,440,392	2,328,348	5,879,538	21,203,424	15,651,351	20,846,277	45,879,130
	Retirement Class	12,277,852	32,224,541	23,191,716	55,797,814	18,214,476	60,718,202	15,860,136	36,782,599	13,689,546	46,662,798	11,737,634	50,410,134
	Retail Class	—	—	—	—	—	—	—	—	—	—	—	—
Mergers (see Note 1):	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retail Class	—	—	—	—	—	—	—	—	—	—	—	—
Reinvestments of distributions:	Institutional Class	2,946,545	2,145,436	9,451,925	5,420,524	2,123,849	1,546,854	5,606,426	7,216,103	8,889,397	7,718,949	7,596,030	9,749,096
	Retirement Class	1,609,267	724,681	4,599,265	1,668,542	4,209,619	1,942,714	2,059,266	1,605,823	4,672,276	4,086,669	3,003,755	2,939,985
	Retail Class	—	—	—	—	—	—	—	—	—	—	—	—
Exchanges among the funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retirement Class	—	15,208	4,888	(29,442)	—	112,989	—	—	2,257	(23,000)	—	12,000
	Retail Class	—	—	—	—	—	—	—	—	—	—	—	—
Redemptions:	Institutional Class	(647,359)	(1,174,666)	(3,089,828)	(3,688,296)	(8,062,559)	(10,505,410)	(4,733,527)	(1,280,733)	(7,620,005)	(1,211,607)	(10,879,617)	(64,652,372)
	Retirement Class	(10,108,674)	(20,578,223)	(14,496,787)	(19,883,068)	(10,110,687)	(13,088,035)	(3,876,662)	(23,662,758)	(5,117,286)	(18,614,688)	(3,210,340)	(28,048,106)
	Retail Class	—	—	—	—	—	—	—	—	—	—	—	—

Net increase (decrease) from shareholder transactions		9,291,394	18,853,494	30,537,945	100,371,012	15,528,400	72,167,706	17,243,987	26,540,572	35,719,609	54,270,472	29,093,739	16,289,867

Net increase (decrease) in net assets		(5,142,099)	26,505,884	(10,845,471)	106,537,916	(20,716,976)	87,296,439	(10,998,134)	36,570,274	508,601	47,551,660	(17,619,362)	23,652,424

NET ASSETS
Beginning of period		72,881,600	46,375,716	186,157,730	79,619,814	196,064,762	108,768,323	134,665,719	98,095,445	152,755,788	105,204,128	234,003,930	210,351,506

End of period		$67,739,501	$72,881,600	$175,312,259	$186,157,730	$175,347,786	$196,064,762	$123,667,585	$134,665,719	$153,264,389	$152,755,788	$216,384,568	$234,003,930

Undistributed net investment income included in net assets		$159,529	$374,137	$715,838	$2,392,294	$482,712	$1,605,741	$293,629	$702,284	$531,179	$2,097,883	$638,939	$2,066,869

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	215,217	361,073	748,872	3,509,687	522,422	1,690,259	158,663	389,616	1,685,339	1,080,867	1,469,865	2,868,988
	Retirement Class	857,915	2,116,735	1,570,405	3,172,869	1,052,281	3,234,438	1,021,551	2,266,514	1,148,574	3,137,040	820,234	3,132,622
	Retail Class	—	—	—	—	—	—	—	—	—	—	—	—
Mergers (see Note 1):	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retail Class	—	—	—	—	—	—	—	—	—	—	—	—
Shares reinvested:	Institutional Class	197,888	149,508	633,932	328,716	121,155	88,341	394,541	506,393	772,991	547,832	538,726	637,196
	Retirement Class	108,588	50,712	303,782	99,853	238,101	110,006	135,034	105,369	399,681	285,981	212,130	191,530
	Retail Class	—	—	—	—	—	—	—	—	—	—	—	—
Shares exchange among funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retirement Class	—	953	271	(1,680)	—	6,052	—	—	159	(1,538)	—	738
	Retail Class	—	—	—	—	—	—	—	—	—	—	—	—
Shares redeemed:	Institutional Class	(44,991)	(75,074)	(210,692)	(214,481)	(461,119)	(564,275)	(326,417)	(83,395)	(619,435)	(80,626)	(772,765)	(3,938,013)
	Retirement Class	(728,732)	(1,358,553)	(936,746)	(1,132,558)	(608,859)	(700,152)	(245,188)	(1,471,669)	(406,105)	(1,267,625)	(226,952)	(1,752,997)
	Retail Class	—	—	—	—	—	—		—	—	—	—	—

Net increase (decrease) from shareholder transactions		605,885	1,245,354	2,109,824	5,762,406	863,981	3,864,669	1,138,184	1,712,828	2,981,204	3,701,931	2,041,238	1,140,064

156	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	157

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		International Equity Index Fund		Enhanced International Equity Index Fund	Enhanced Large-Cap Growth Index Fund	Enhanced Large-Cap Value Index Fund	Social Choice Equity Fund		Real Estate Securities Fund		Managed Allocation Fund II		Bond Fund

		March 31, 2008	September 30, 2007	March 31, 2008*	March 31, 2008*	March 31, 2008*	March 31, 2008	September 30, 2007	March 31, 2008	September 30, 2007	March 31, 2008	September 30, 2007	March 31, 2008	September 30, 2007

		(Unaudited)		(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

OPERATIONS
Net investment income		$9,240,515	$15,807,569	$331,212	$80,834	$202,644	$4,573,161	$5,343,302	$6,056,344	$9,159,733	$13,370,637	$6,005,636	$41,995,128	$72,979,627
Net realized gain (loss) on total investments		2,113,118	5,526,587	(1,142,588)	(576,099)	(431,479)	1,579,580	24,914,130	(14,401,677)	76,044,131	18,285,628	618,228	11,154,758	(1,172,687)
Net change in unrealized appreciation (depreciation) on total investments		(109,203,397)	110,006,466	(2,487,726)	(1,601,133)	(1,726,150)	(70,955,003)	6,851,107	(60,753,952)	(63,672,771)	(76,844,514)	17,516,246	22,948,622	155,356

Net increase (decrease) from operations		(97,849,764)	131,340,622	(3,299,102)	(2,096,398)	(1,954,985)	(64,802,262)	37,108,539	(69,099,285)	21,531,093	(45,188,249)	24,140,110	76,098,508	71,962,296

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(11,501,698)	(7,945,606)	(34,230)	(37,160)	(47,620)	(2,501,830)	(1,595,253)	(4,997,824)	(7,366,679)	(97,589)	(124,908)	(41,449,192)	(72,598,364)
	Retirement Class	(7,204,505)	(2,469,161)	—	—	—	(1,851,558)	(1,223,030)	(3,115,851)	(7,094,305)	(323,750)	(488,922)	(275,643)	(211,306)
	Retail Class	—	—	—	—	—	(2,356,082)	(442,354)	(2,914,212)	(6,090,435)	(12,950,623)	(5,867,454)	(286,026)	(161,615)
From realized gains:	Institutional Class	(5,027,390)	(2,757,516)	—	—	—	(1,973,210)	(1,106,024)	(31,128,585)	(13,051,152)	(3,798)	—	—	—
	Retirement Class	(3,359,156)	(898,433)	—	—	—	(1,708,026)	(972,152)	(21,249,762)	(13,356,263)	(12,960)	—	—	—
	Retail Class	—	—	—	—	—	(1,879,851)	(311,790)	(20,240,792)	(11,476,146)	(503,938)	—	—	—

Total distributions		(27,092,749)	(14,070,716)	(34,230)	(37,160)	(47,620)	(12,270,557)	(5,650,603)	(83,647,026)	(58,434,980)	(13,892,658)	(6,481,284)	(42,010,861)	(72,971,285)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	112,251,665	90,172,198	53,002,490	54,918,856	52,539,738	26,501,242	95,601,468	46,909,736	73,546,086	—	3,064	259,520,589	571,224,171
	Retirement Class	126,467,489	228,559,953	—	—	—	100,625,890	61,166,833	30,045,733	179,151,177	3,998,982	9,567,670	13,833,798	8,007,382
	Retail Class	—	—	—	—	—	18,697,255	28,869,959	8,327,946	31,526,881	24,933,938	25,974,688	10,508,418	3,524,553
Mergers (see Note 1):	Institutional Class	—	—	—	—	—	—	20,777,551	—	—	—	2,344,004	—	—
	Retail Class	—	—	—	—	—	—	150,223,761	—	—	—	589,208,288	—	—
Reinvestments of distributions:	Institutional Class	14,399,323	8,984,270	34,230	37,160	47,620	3,213,940	2,166,373	33,786,279	18,449,538	76,891	116,906	38,454,854	66,532,593
	Retirement Class	10,560,330	3,348,950	—	—	—	3,559,584	2,192,969	24,363,048	20,395,340	336,112	487,693	274,331	208,507
	Retail Class	—	—	—	—	—	4,060,031	213,089	22,077,039	16,574,056	12,861,595	5,531,739	260,482	122,820
Exchanges among the funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—	—
	Retirement Class	4,866	44,419	—	—	—	—	—	(137,949)	(155,524)	—	—	—	—
	Retail Class	—	—	—	—	—	(44,759)	773,436	(3,845,338)	(29,689,784)	(3,227,298)	(1,348,620)	946,562	2,577,071
Redemptions:	Institutional Class	(35,492,121)	(45,588,242)	(18)	(19)	(19)	(6,285,073)	(76,165,906)	(22,229,601)	(49,143,360)	(101,867)	(45,524)	(116,965,719)	(731,247,344)
	Retirement Class	(10,469,451)	(50,749,452)	—	—	—	(13,090,005)	(8,771,813)	(37,589,872)	(187,620,326)	(3,993,111)	(2,745,543)	(6,537,941)	(1,178,206)
	Retail Class	—	—	—	—	—	(14,943,405)	(32,960,955)	(20,310,222)	(22,041,473)	(30,036,653)	(22,757,405)	(2,039,912)	(168,242)

Net increase (decrease) from shareholder transactions		217,722,101	234,772,096	53,036,702	54,955,997	52,587,339	122,294,700	244,086,765	81,396,799	50,992,611	4,848,589	606,336,960	198,255,462	(80,396,695)

Net increase (decrease) in net assets		92,779,588	352,042,002	49,703,370	52,822,439	50,584,734	45,221,881	275,544,701	(71,349,512)	14,088,724	(54,232,318)	623,995,786	232,343,109	(81,405,684)

NET ASSETS
Beginning of period		794,139,453	442,097,451	—	—	—	505,916,033	230,371,332	618,771,179	604,682,455	641,904,009	17,908,223	1,630,743,569	1,712,149,253

End of period		$886,919,041	$794,139,453	$49,703,370	$52,822,439	$50,584,734	$551,137,914	$505,916,033	$547,421,667	$618,771,179	$587,671,691	$641,904,009	$1,863,086,678	$1,630,743,569

Undistributed net investment income included in net assets		$3,533,912	$12,999,600	$296,982	$43,674	$155,024	$2,347,316	$4,359,898	$(2,908,137)	$(8,161,152)	$(1,325)	$—	$(7,391)	$8,342

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	5,183,862	4,185,000	5,624,088	5,890,220	5,596,881	2,302,629	8,112,860	4,036,186	4,782,010	—	72	25,718,804	57,425,545
	Retirement Class	5,688,903	10,400,117	—	—	—	8,848,514	5,110,799	2,380,797	10,565,551	373,211	889,281	1,339,534	793,229
	Retail Class	—	—	—	—	—	1,754,380	2,643,372	720,936	1,960,204	2,341,994	2,414,226	1,020,271	350,536
Mergers (see Note 1):	Institutional Class	—	—	—	—	—	—	1,725,710	—	—	—	218,657	—	—
	Retail Class	—	—	—	—	—	—	13,460,830	—	—	—	54,707,893	—	—
Shares reinvested:	Institutional Class	653,327	438,043	3,562	3,716	4,820	277,303	190,702	3,081,535	1,203,176	7,235	11,132	3,815,305	6,705,957
	Retirement Class	471,233	160,621	—	—	—	303,460	190,859	2,159,124	1,297,112	31,652	46,529	26,750	20,720
	Retail Class	—	—	—	—	—	378,381	20,256	2,020,812	1,084,427	1,207,797	508,513	25,417	12,223
Shares exchange among funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—	—
	Retirement Class	199	1,855	—	—	—	—	—	(8,964)	(10,022)	—	—	—	—
	Retail Class	—	—	—	—	—	(3,254)	74,273	(262,930)	(2,041,242)	(290,803)	(113,759)	93,090	256,242
Shares redeemed:	Institutional Class	(1,655,407)	(2,081,973)	(2)	(2)	(2)	(553,201)	(6,623,997)	(1,782,474)	(3,004,315)	(9,502)	(4,228)	(11,585,141)	(73,113,051)
	Retirement Class	(471,949)	(2,314,618)	—	—	—	(1,143,733)	(733,416)	(2,912,714)	(11,671,755)	(366,941)	(258,377)	(631,230)	(117,235)
	Retail Class	—	—	—	—	—	(1,450,257)	(2,947,206)	(1,806,237)	(1,402,796)	(2,858,096)	(2,102,404)	(198,417)	(16,741)

Net increase (decrease) from shareholder transactions		9,870,168	10,789,045	5,627,648	5,893,934	5,601,699	10,714,222	21,225,042	7,626,071	2,762,350	436,547	56,317,535	19,624,383	(7,682,575)

* Fund commenced operations November 30, 2007

158	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	159

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Bond Plus Fund II		Short-Term Bond Fund II		High-Yield Fund II		Tax-Exempt Bond Fund II		Inflation-Linked Bond Fund		Money Market Fund

		March 31, 2008	September 30, 2007	March 31, 2008	September 30, 2007	March 31, 2008	September 30, 2007	March 31, 2008	September 30, 2007	March 31, 2008	September 30, 2007	March 31, 2008	September 30, 2007

		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

OPERATIONS
Net investment income		$14,069,368	$14,683,002	$6,300,890	$7,556,408	$14,465,948	$15,178,117	$4,599,551	$5,471,002	$11,486,287	$19,250,674	$30,900,439	$41,376,402
Net realized gain (loss) on total investments		(6,654)	(1,600,696)	2,693,303	(109,242)	(6,223,235)	573,635	1,233,834	21,701	1,356,141	1,529,382	2,094	710
Net change in unrealized appreciation (depreciation) on total investments		(2,061,877)	(4,090,172)	(91,245)	141,038	(18,982,019)	(9,807,069)	(1,414,976)	(582,613)	42,474,772	1,294,967	—	—

Net increase (decrease) from operations		12,000,837	8,992,134	8,902,948	7,588,204	(10,739,306)	5,944,683	4,418,409	4,910,090	55,317,200	22,075,023	30,902,533	41,377,112

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(7,179,778)	(8,193,505)	(3,607,597)	(4,998,792)	(9,116,729)	(9,569,744)	(1,371,794)	(2,343,634)	(8,771,342)	(16,538,159)	(5,307,271)	(10,853,925)
	Retirement Class	(229,911)	(288,949)	(373,104)	(343,355)	(694,446)	(703,234)	—	—	(991,289)	(565,036)	(2,085,092)	(3,236,254)
	Retail Class	(6,658,100)	(6,173,880)	(2,333,972)	(2,215,656)	(4,643,407)	(4,910,286)	(3,225,928)	(3,140,533)	(1,724,369)	(2,148,077)	(23,508,076)	(27,286,223)
From realized gains:	Institutional Class	—	(5,915)	—	(17,368)	(316,328)	—	(30,480)	—	—	—	—	—
	Retirement Class	—	(393)	—	(1,417)	(22,956)	—	—	—	—	—	—	—
	Retail Class	—	(440)	—	(1,241)	(161,851)	—	(72,419)	—	—	—	—	—

Total distributions		(14,067,789)	(14,663,082)	(6,314,673)	(7,577,829)	(14,955,717)	(15,183,264)	(4,700,621)	(5,484,167)	(11,487,000)	(19,251,272)	(30,900,439)	(41,376,402)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	15,401,529	12,872,204	13,910,672	33,979,837	31,188,098	59,626,843	2,957,792	1,650,505	36,765,960	161,370,367	48,146,898	88,284,552
	Retirement Class	7,643,808	8,285,610	10,381,218	11,804,377	8,185,828	16,681,270	—	—	56,294,227	17,660,516	73,243,107	143,021,826
	Retail Class	9,279,083	10,416,721	9,072,138	7,056,308	11,085,096	13,545,497	11,274,615	12,218,561	38,908,679	5,338,188	370,598,865	426,050,594
Mergers (see Note 1):	Institutional Class	—	230,731,103	—	84,218,827	—	131,612,524	—	23,290,517	—	—	—	465,262
	Retail Class	—	264,769,923	—	95,010,720	—	142,215,601	—	168,952,214	—	—	—	702,395,515
Reinvestments of distributions:	Institutional Class	7,161,100	8,186,141	2,608,379	3,991,873	7,110,583	7,342,813	998,150	1,979,684	8,320,052	15,739,147	5,299,632	10,696,427
	Retirement Class	228,924	281,978	371,163	331,140	713,241	678,729		—	991,289	555,759	2,084,960	3,236,182
	Retail Class	6,005,590	5,434,321	2,159,859	1,970,385	4,037,171	4,094,626	2,773,428	2,607,507	1,651,466	1,967,997	23,075,685	26,778,568
Exchanges among the funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retirement Class	—	—	—	—	—	—	—	—	6,332	—	—	—
	Retail Class	(1,415,588)	(2,446,066)	(633,459)	857,314	(2,105,151)	1,138,495	2,417,702	855,394	5,437,917	(2,983,587)	13,107,970	42,720,503
Redemptions:	Institutional Class	(36,962,296)	(24,103,447)	(28,941,999)	(16,037,516)	(9,405,593)	(18,700,429)	(1,616,840)	(2,187,725)	(55,299,879)	(103,998,775)	(25,069,319)	(136,134,682)
	Retirement Class	(6,822,200)	(2,122,108)	(4,044,033)	(1,833,232)	(2,042,769)	(7,916,531)	—	—	(11,225,511)	(6,124,695)	(79,812,718)	(91,162,104)
	Retail Class	(18,394,085)	(13,196,751)	(6,326,575)	(7,152,262)	(35,392,807)	(15,966,209)	(10,846,930)	(9,112,739)	(7,169,687)	(7,029,031)	(279,758,378)	(290,854,117)

Net increase (decrease) from shareholder transactions		(17,874,135)	499,109,629	(1,442,637)	214,197,771	13,373,697	334,353,229	7,957,917	200,253,918	74,680,845	82,495,886	150,916,702	925,498,526

Net increase (decrease) in net assets		(19,941,087)	493,438,681	1,145,638	214,208,146	(12,321,326)	325,114,648	7,675,705	199,679,841	118,511,045	85,319,637	150,918,796	925,499,236

NET ASSETS
Beginning of period		555,885,834	62,447,153	276,879,305	62,671,159	388,031,606	62,916,958	255,395,961	55,716,120	513,525,663	428,206,026	1,368,741,158	443,241,922

End of period		$535,944,747	$555,885,834	$278,024,943	$276,879,305	$375,710,280	$388,031,606	$263,071,666	$255,395,961	$632,036,708	$513,525,663	$1,519,659,954	$1,368,741,158

Undistributed net investment income included in net assets		$30,533	$28,954	$(8,196)	$5,587	$11,782	$416	$32,338	$30,509	$(713)	$—	$(9,047)	$(9,047)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	1,533,418	1,277,961	1,375,925	3,392,886	3,224,120	5,921,473	289,984	164,613	3,455,224	16,089,767	48,146,897	88,258,256
	Retirement Class	756,462	821,620	1,022,301	1,175,487	851,244	1,646,117	—	—	5,123,290	1,737,049	73,243,107	143,021,826
	Retail Class	918,644	1,036,978	893,033	703,894	1,148,784	1,341,318	1,100,178	1,210,063	3,634,323	539,066	370,598,865	426,050,594
Mergers (see Note 1):	Institutional Class	—	22,844,664	—	8,388,329	—	12,840,246	—	2,296,895	—	—	—	465,262
	Retail Class	—	26,162,779	—	9,453,711	—	13,820,618	—	16,645,433	—	—	—	702,395,515
Shares reinvested:	Institutional Class	714,151	819,668	258,129	398,877	741,772	735,721	98,411	195,862	772,849	1,588,251	5,299,632	10,696,427
	Retirement Class	22,802	28,118	36,660	33,037	74,504	67,982	—	—	90,440	55,498	2,084,960	3,236,182
	Retail Class	597,743	544,548	213,589	197,098	418,881	410,764	273,097	259,348	155,271	201,831	23,075,685	26,778,568
Shares exchange among funds, net:	Institutional Class	—	—	—	—		—	—	—	—	—	—	—
	Retirement Class	—	—	—	—		—	—	—	595	—	—	—
	Retail Class	(140,426)	(248,116)	(62,808)	85,037	(213,264)	98,630	238,762	80,431	520,313	(307,837)	13,107,970	42,720,503
Shares redeemed:	Institutional Class	(3,649,880)	(2,418,228)	(2,848,148)	(1,605,680)	(976,312)	(1,880,256)	(159,434)	(219,054)	(5,169,197)	(10,347,294)	(25,069,319)	(136,134,682)
	Retirement Class	(676,642)	(212,787)	(398,160)	(182,508)	(210,678)	(785,916)	—	—	(1,020,982)	(604,451)	(79,812,718)	(91,162,104)
	Retail Class	(1,824,785)	(1,320,196)	(624,144)	(714,695)	(3,631,307)	(1,598,547)	(1,062,446)	(906,004)	(674,049)	(711,390)	(279,758,378)	(290,854,117)

Net increase (decrease) from shareholder transactions		(1,748,513)	49,337,009	(133,623)	21,325,473	1,427,744	32,618,150	778,552	19,727,587	6,888,077	8,240,490	150,916,701	925,472,230

160	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	161

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162 2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

FINANCIAL HIGHLIGHTS

GROWTH EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.89		$7.16	$7.00	$6.31	$5.91	$4.82

Gain (loss) from investment operations:
Net investment income (a)	0.04		0.08	0.06	0.07	0.06	0.05
Net realized and unrealized gain (loss) on total investments	(0.86)		1.71	0.14	0.69	0.40	1.14

Total gain (loss) from investment operations	(0.82)		1.79	0.20	0.76	0.46	1.19

Less distributions from:
Net investment income	(0.04)		(0.06)	(0.04)	(0.07)	(0.06)	(0.10)
Net realized gains	(0.22)		—	—	—	—	—

Total distributions	(0.26)		(0.06)	(0.04)	(0.07)	(0.06)	(0.10)

Net asset value, end of period	$7.81		$8.89	$7.16	$7.00	$6.31	$5.91

TOTAL RETURN	(9.40	)%(b)	25.24%	2.91%	12.09%	7.72%	25.10%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$410,298		$327,739	$90,140	$115,925	$92,576	$94,433
Ratio of expenses to average net assets before expense waiver and reimbursement	0.17	% (c)	0.22%	0.22%	0.14%	0.15%	0.18%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.13	% (c)	0.14%	0.14%	0.14%	0.15%	0.14%
Ratio of net investment income to average net assets	1.09	% (c)	1.01%	0.89%	1.01%	0.93%	0.86%
Portfolio turnover rate	83%		218%	197%	119%	76%	105%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report 163

FINANCIAL HIGHLIGHTS	continued

GROWTH & INCOME FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.33		$8.66	$9.05	$8.12	$7.36	$6.14

Gain (loss) from investment operations:
Net investment income (a)	0.08		0.17	0.14	0.18	0.12	0.10
Net realized and unrealized gain (loss) on total investments	(0.94)		2.06	0.76	0.93	0.76	1.22

Total gain (loss) from investment operations	(0.86)		2.23	0.90	1.11	0.88	1.32

Less distributions from:
Net investment income	(0.05)		(0.17)	(0.15)	(0.18)	(0.12)	(0.10)
Net realized gains	(0.24)		(0.39)	(1.14)	—	—	—

Total distributions	(0.29)		(0.56)	(1.29)	(0.18)	(0.12)	(0.10)

Net asset value, end of period	$9.18		$10.33	$8.66	$9.05	$8.12	$7.36

TOTAL RETURN	(8.14	)%(b)	26.84%	10.87%	13.70%	11.89%	21.62%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$125,759		$105,476	$97,494	$141,199	$625,503	$505,404
Ratio of expenses to average net assets before expense waiver and reimbursement	0.50	%(c)	0.55%	0.42%	0.15%	0.14%	0.15%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.13	%(c)	0.13%	0.13%	0.15%	0.14%	0.14%
Ratio of net investment income to average net assets	1.74	%(c)	1.81%	1.58%	2.04%	1.46%	1.48%
Portfolio turnover rate	57	%(b)	84%	133%	223%	77%	150%

	Retirement Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.44		$8.76	$9.12	$8.16	$7.39	$6.14

Gain (loss) from investment operations:
Net investment income (a)	0.07		0.15	0.12	0.13	0.10	0.07
Net realized and unrealized gain (loss) on total investments	(0.96)		2.08	0.77	0.95	0.75	1.22

Total gain (loss) from investment operations	(0.89)		2.23	0.89	1.08	0.85	1.29

Less distributions from:
Net investment income	(0.04)		(0.16)	(0.11)	(0.12)	(0.08)	(0.04)
Net realized gains	(0.24)		(0.39)	(1.14)	—	—	—

Total distributions	(0.28)		(0.55)	(1.25)	(0.12)	(0.08)	(0.04)

Net asset value, end of period	$9.27		$10.44	$8.76	$9.12	$8.16	$7.39

TOTAL RETURN	(8.32	)%(b)	26.44%	10.62%	13.32%	11.47%	21.14%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$238,934		$204,746	$86,918	$58,731	$35,874	$8,027
Ratio of expenses to average net assets before expense waiver and reimbursement	0.75	%(c)	0.81%	0.74%	0.46%	0.53%	0.48%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.38	%(c)	0.38%	0.40%	0.46%	0.44%	0.47%
Ratio of net investment income to average net assets	1.48	%(c)	1.52%	1.36%	1.43%	1.17%	1.02%
Portfolio turnover rate	57	%(b)	84%	133%	223%	77%	150%

164 2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

GROWTH & INCOME FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/08		9/30/07	9/30/06	(d)

	(Unaudited	)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.36		$10.27	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.09		0.18	0.08
Net realized and unrealized gain (loss) on total investments	(1.14)		2.47	0.24

Total gain (loss) from investment operations	(1.05)		2.65	0.32

Less distributions from:
Net investment income	(0.04)		(0.17)	(0.05)
Net realized gains	(0.24)		(0.39)	—

Total distributions	(0.28)		(0.56)	(0.05)

Net asset value, end of period	$11.03		$12.36	$10.27

TOTAL RETURN	(8.29	)%(b)	26.67%	3.22	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$577,603		$635,012	$2,632
Ratio of expenses to average net assets before expense waiver and reimbursement	0.83	%(c)	1.00%	4.10	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.28	%(c)	0.24%	0.43	%(c)
Ratio of net investment income to average net assets	1.57	%(c)	1.58%	1.55	%(c)
Portfolio turnover rate	57	%(b)	84%	133%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retail Class commenced operations on March 31, 2006.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	165

FINANCIAL HIGHLIGHTS	continued

INTERNATIONAL EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$14.98		$13.45	$12.17	$10.29	$8.56	$6.86

Gain (loss) from investment operations:
Net investment income (a)	0.02		0.20	0.19	0.21	0.20	0.17
Net realized and unrealized gain (loss) on total investments	(1.52)		3.49	2.15	2.43	1.69	1.65

Total gain (loss) from investment operations	(1.50)		3.69	2.34	2.64	1.89	1.82

Less distributions from:
Net investment income	(0.15)		(0.22)	(0.22)	(0.20)	(0.16)	(0.12)
Net realized gains	(1.74)		(1.94)	(0.84)	(0.56)	—	—

Total distributions	(1.89)		(2.16)	(1.06)	(0.76)	(0.16)	(0.12)

Net asset value, end of period	$11.59		$14.98	$13.45	$12.17	$10.29	$8.56

TOTAL RETURN	(11.21	)%(b)	30.49%	20.60%	26.45%	22.17%	26.90%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$816,471		$807,072	$649,747	$668,009	$528,959	$370,026
Ratio of expenses to average net assets before expense waiver and reimbursement	0.57	%(c)	0.58%	0.45%	0.21%	0.20%	0.27%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.57	%(c)	0.58%	0.45%	0.21%	0.20%	0.20%
Ratio of net investment income to average net assets	0.32	%(c)	1.47%	1.48%	1.89%	1.98%	2.20%
Portfolio turnover rate	112	%(b)	179%	164%	147%	151%	156%

	Retirement Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$15.32		$13.72	$12.41	$10.49	$8.65	$6.86

Gain (loss) from investment operations:
Net investment income (a)	0.01		0.19	0.16	0.19	0.17	0.13
Net realized and unrealized gain (loss) on total investments	(1.55)		3.54	2.13	2.40	1.69	1.66

Total gain (loss) from investment operations	(1.54)		3.73	2.29	2.59	1.86	1.79

Less distributions from:
Net investment income	(0.14)		(0.19)	(0.14)	(0.11)	(0.02)	—
Net realized gains	(1.74)		(1.94)	(0.84)	(0.56)	—	—

Total distributions	(1.88)		(2.13)	(0.98)	(0.67)	(0.02)	—

Net asset value, end of period	$11.90		$15.32	$13.72	$12.41	$10.49	$8.65

TOTAL RETURN	(11.27	)%(b)	30.16%	19.68%	25.34%	21.45%	26.15%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,518,732		$1,216,121	$519,870	$231,867	$77,400	$9,863
Ratio of expenses to average net assets before expense waiver and reimbursement	0.81	%(c)	0.84%	0.76%	0.56%	0.58%	0.61%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.79	%(c)	0.80%	0.74%	0.56%	0.55%	0.54%
Ratio of net investment income to average net assets	0.12	%(c)	1.36%	1.27%	1.67%	1.63%	1.61%
Portfolio turnover rate	112	%(b)	179%	164%	147%	151%	156%

166	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

INTERNATIONAL EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/08		9/30/07	9/30/06	(d)

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.29		$10.63	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.01		0.22	0.05
Net realized and unrealized gain (loss) on total investments	(1.10)		2.59	0.58

Total gain (loss) from investment operations	(1.09)		2.81	0.63

Less distributions from:
Net investment income	(0.15)		(0.21)	—
Net realized gains	(1.74)		(1.94)	—

Total distributions	(1.89)		(2.15)	—

Net asset value, end of period	$8.31		$11.29	$10.63

TOTAL RETURN	(11.32	)%(b)	30.34%	6.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$458,964		$526,418	$13,943
Ratio of expenses to average net assets before expense waiver and reimbursement	0.90	%(c)	0.95%	1.36	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.72	%(c)	0.75%	0.80	%(c)
Ratio of net investment income to average net assets	0.16	%(c)	2.02%	0.94	%(c)
Portfolio turnover rate	112	%(b)	179%	164%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retail Class commenced operations on March 31, 2006.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report 167

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP GROWTH FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08		9/30/07	9/30/06	(d)

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.04		$9.68	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.05		0.10	0.05
Net realized and unrealized gain (loss) on total investments	(1.12)		2.31	(0.37)

Total gain (loss) from investment operations	(1.07)		2.41	(0.32)

Less distributions from:
Net investment income	(0.08)		(0.05)	—
Net realized gains	(0.61)		—	—

Total distributions	(0.69)		(0.05)	—

Net asset value, end of period	$10.28		$12.04	$9.68

TOTAL RETURN	(9.52	)%(b)	24.97%	(3.20	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$151,656		$169,352	$12,465
Ratio of expenses to average net assets before expense waiver and reimbursement	0.62	%(c)	0.65%	1.97	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.25	%(c)	0.13%	0.13	%(c)
Ratio of net investment income to average net assets	0.91	%(c)	0.95%	0.97	%(c)
Portfolio turnover rate	75	%(b)	189%	81%

	Retirement Class

	3/31/08		9/30/07	9/30/06(d)

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.00		$9.67	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.04		0.18	0.03
Net realized and unrealized gain (loss) on total investments	(1.13)		2.19	(0.36)

Total gain (loss) from investment operations	(1.09)		2.37	(0.33)

Less distributions from:
Net investment income	(0.07)		(0.04)	—
Net realized gains	(0.61)		—	—

Total distributions	(0.68)		(0.04)	—

Net asset value, end of period	$10.23		$12.00	$9.67

TOTAL RETURN	(9.71	)%(b)	24.67%	(3.30	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$52,816		$28,308	$2,145
Ratio of expenses to average net assets before expense waiver and reimbursement	0.87	%(c)	0.94%	6.76	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.48	%(c)	0.38%	0.38	%(c)
Ratio of net investment income to average net assets	0.68	%(c)	1.67%	0.69	%(c)
Portfolio turnover rate	75	%(b)	189%	81%

168 2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP GROWTH FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/08		9/30/07	9/30/06(d)

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.02		$9.67	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.04		0.09	0.03
Net realized and unrealized gain (loss) on total investments	(1.12)		2.31	(0.36)

Total gain (loss) from investment operations	(1.08)		2.40	(0.33)

Less distributions from:
Net investment income	(0.06)		(0.05)	—
Net realized gains	(0.61)		—	—

Total distributions	(0.67)		(0.05)	—

Net asset value, end of period	$10.27		$12.02	$9.67

TOTAL RETURN	(9.60	)%(b)	24.89%	(3.30	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$404,460		$439,678	$2,196
Ratio of expenses to average net assets before expense waiver and reimbursement	1.13	%(c)	1.22%	5.35	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.43	%(c)	0.21%	0.43	%(c)
Ratio of net investment income to average net assets	0.73	%(c)	0.82%	0.61	%(c)
Portfolio turnover rate	75	%(b)	189%	81%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report 169

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP VALUE FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$17.02		$15.73	$14.41	$13.40	$11.59	$9.16

Gain (loss) from investment operations:
Net investment income (a)	0.13		0.30	0.27	0.30	0.28	0.25
Net realized and unrealized gain (loss) on total investments	(2.68)		2.10	1.75	1.92	2.22	2.22

Total gain (loss) from investment operations	(2.55)		2.40	2.02	2.22	2.50	2.47

Less distributions from:
Net investment income	(0.25)		(0.26)	(0.22)	(0.23)	(0.14)	(0.04)
Net realized gains	(0.91)		(0.85)	(0.48)	(0.98)	(0.55)	—

Total distributions	(1.16)		(1.11)	(0.70)	(1.21)	(0.69)	(0.04)

Net asset value, end of period	$13.31		$17.02	$15.73	$14.41	$13.40	$11.59

TOTAL RETURN	(15.69	)%(b)	15.71%	14.47%	16.73%	21.96%	26.98%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$518,823		$487,144	$215,614	$216,512	$31,289	$14,822
Ratio of expenses to average net assets before expense waiver and reimbursement	0.48	%(c)	0.52%	0.38%	0.14%	0.17%	0.21%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.48	%(c)	0.50%	0.38%	0.14%	0.14%	0.14%
Ratio of net investment income to average net assets	1.79	%(c)	1.78%	1.84%	2.11%	2.20%	2.31%
Portfolio turnover rate	65	%(b)	136%	115%	113%	154%	185%

	Retirement Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$16.96		$15.68	$14.43	$13.41	$11.55	$9.16

Gain (loss) from investment operations:
Net investment income (a)	0.11		0.26	0.23	0.26	0.24	0.21
Net realized and unrealized gain (loss) on total investments	(2.67)		2.10	1.75	1.90	2.23	2.24

Total gain (loss) from investment operations	(2.56)		2.36	1.98	2.16	2.47	2.45

Less distributions from:
Net investment income	(0.22)		(0.23)	(0.25)	(0.16)	(0.06)	(0.06)
Net realized gains	(0.91)		(0.85)	(0.48)	(0.98)	(0.55)	—

Total distributions	(1.13)		(1.08)	(0.73)	(1.14)	(0.61)	(0.06)

Net asset value, end of period	$13.27		$16.96	$15.68	$14.43	$13.41	$11.55

TOTAL RETURN	(15.77	)%(b)	15.51%	14.21%	16.23%	21.59%	26.94%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$486,426		$500,511	$257,287	$159,064	$69,314	$9,943
Ratio of expenses to average net assets before expense waiver and reimbursement	0.74	%(c)	0.75%	0.68%	0.48%	0.51%	0.54%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.74	%(c)	0.73%	0.67%	0.48%	0.48%	0.47%
Ratio of net investment income to average net assets	1.50	%(c)	1.55%	1.54%	1.82%	1.87%	1.89%
Portfolio turnover rate	65	%(b)	136%	115%	113%	154%	185%

170 2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP VALUE FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$16.60		$15.36	$14.17	$13.25	$11.52	$9.16

Gain (loss) from investment operations:
Net investment income (a)	0.11		0.28	0.25	0.26	0.24	0.22
Net realized and unrealized gain (loss) on total investments	(2.60)		2.06	1.71	1.88	2.21	2.20

Total gain (loss) from investment operations	(2.49)		2.34	1.96	2.14	2.45	2.42

Less distributions from:
Net investment income	(0.23)		(0.25)	(0.29)	(0.24)	(0.17)	(0.06)
Net realized gains	(0.91)		(0.85)	(0.48)	(0.98)	(0.55)	—

Total distributions	(1.14)		(1.10)	(0.77)	(1.22)	(0.72)	(0.06)

Net asset value, end of period	$12.97		$16.60	$15.36	$14.17	$13.25	$11.52

TOTAL RETURN	(15.76	)%(b)	15.70%	14.35%	16.35%	21.67%	26.47%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$90,629		$115,149	$198,739	$170,748	$137,166	$85,349
Ratio of expenses to average net assets before expense waiver and reimbursement	0.89	%(c)	0.71%	0.53%	0.44%	0.49%	0.51%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.78	%(c)	0.55%	0.53%	0.44%	0.44%	0.44%
Ratio of net investment income to average net assets	1.48	%(c)	1.72%	1.69%	1.87%	1.89%	1.99%
Portfolio turnover rate	65	%(b)	136%	115%	113%	154%	185%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report 171

FINANCIAL HIGHLIGHTS	continued

MID-CAP GROWTH FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08		9/30/07		9/30/06		9/30/05		9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$20.33		$17.01		$17.01		$14.30		$13.02	$9.21

Gain (loss) from investment operations:
Net investment income (a)	0.03		0.03		0.06		0.06		0.05	0.04
Net realized and unrealized gain (loss) on total investments	(2.11)		4.20		0.41		3.33		1.76	3.77

Total gain (loss) from investment operations	(2.08)		4.23		0.47		3.39		1.81	3.81

Less distributions from:
Net investment income	(0.04)		(0.05)		(0.02)		(0.01)		(0.03)	—
Net realized gains	(1.40)		(0.86)		(0.45)		(0.67)		(0.50)	(0.00	)(d)

Total distributions	(1.44)		(0.91)		(0.47)		(0.68)		(0.53)	(0.00	)(d)

Net asset value, end of period	$16.81		$20.33		$17.01		$17.01		$14.30	$13.02

TOTAL RETURN	(11.04	)%(b)	25.76%		2.72%		24.12%		13.88%	41.37%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$52,164		$51,145		$34,088		$20,808		$3,684	$1,887
Ratio of expenses to average net assets before expense waiver and reimbursement	0.60	%(c)	0.59%		0.50%		0.15%		0.17%	0.39%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.55	%(c)	0.55%		0.43%		0.15%		0.14%	0.14%
Ratio of net investment income to average net assets	0.30	%(c)	0.18%		0.36%		0.39%		0.32%	0.31%
Portfolio turnover rate	64	%(b)	127%		147%		115%		148%	162%

	Retirement Class

	3/31/08		9/30/07		9/30/06		9/30/05		9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$20.12		$16.84		$16.88		$14.23		$12.97	$9.21

Gain (loss) from investment operations:
Net investment income (a)	0.01		(0.00	)(d)	0.02		0.01		0.00 (d)	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(2.09)		4.16		0.39		3.31		1.76	3.76

Total gain (loss) from investment operations	(2.08)		4.16		0.41		3.32		1.76	3.76

Less distributions from:
Net investment income	(0.01)		(0.02)		(0.00	)(d)	(0.00	)(d)	—	(0.00	)(d)
Net realized gains	(1.40)		(0.86)		(0.45)		(0.67)		(0.50)	(0.00	)(d)

Total distributions	(1.41)		(0.88)		(0.45)		(0.67)		(0.50)	(0.00	)(d)

Net asset value, end of period	$16.63		$20.12		$16.84		$16.88		$14.23	$12.97

TOTAL RETURN	(11.15	)%(b)	25.54%		2.42%		23.72%		13.48%	40.85%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$349,828		$313,908		$164,771		$131,943		$74,600	$25,519
Ratio of expenses to average net assets before expense waiver and reimbursement	0.80	%(c)	0.84%		0.72%		0.48%		0.54%	0.73%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.79	%(c)	0.78%		0.69%		0.48%		0.48%	0.47%
Ratio of net investment income to average net assets	0.10	%(c)	(0.05)%		0.13%		0.06%		(0.01)%	(0.02)%
Portfolio turnover rate	64	%(b)	127%		147%		115%		148%	162%

172 2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MID-CAP GROWTH FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/08		9/30/07	9/30/06	9/30/05		9/30/04		9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$20.14		$16.85	$16.89	$14.23		$12.98		$9.21

Gain (loss) from investment operations:
Net investment income (a)	0.02		0.00 (d)	0.02	0.01		0.00	(d)	0.00	(d)
Net realized and unrealized gain (loss) on total investments	(2.10)		4.17	0.40	3.32		1.75		3.77

Total gain (loss) from investment operations	(2.08)		4.17	0.42	3.33		1.75		3.77

Less distributions from:
Net investment income	(0.01)		(0.02)	(0.01)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)
Net realized gains	(1.40)		(0.86)	(0.45)	(0.67)		(0.50)		(0.00	)(d)

Total distributions	(1.41)		(0.88)	(0.46)	(0.67)		(0.50)		(0.00	)(d)

Net asset value, end of period	$16.65		$20.14	$16.85	$16.89		$14.23		$12.98

TOTAL RETURN	(11.12	)%(b)	25.66%	2.37%	23.80%		13.48%		40.96%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$76,156		$84,847	$68,416	$62,481		$48,508		$22,004
Ratio of expenses to average net assets before expense waiver and reimbursement	0.80	%(c)	0.90%	0.68%	0.44%		0.51%		0.69%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.69	%(c)	0.70%	0.68%	0.44%		0.44%		0.44%
Ratio of net investment income to average net assets	0.20	%(c)	0.03%	0.13%	0.09%		0.02%		0.01%
Portfolio turnover rate	64	%(b)	127%	147%	115%		148%		162%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report 173

FINANCIAL HIGHLIGHTS	continued

MID-CAP VALUE FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$20.34		$18.59	$17.57	$14.44	$12.02	$9.03

Gain (loss) from investment operations:
Net investment income (a)	0.14		0.35	0.26	0.30	0.26	0.22
Net realized and unrealized gain (loss) on total investments	(2.57)		3.33	1.87	3.62	2.74	2.81

Total gain (loss) from investment operations	(2.43)		3.68	2.13	3.92	3.00	3.03

Less distributions from:
Net investment income	(0.26)		(0.31)	(0.23)	(0.22)	(0.13)	(0.04)
Net realized gains	(1.06)		(1.62)	(0.88)	(0.57)	(0.45)	—

Total distributions	(1.32)		(1.93)	(1.11)	(0.79)	(0.58)	(0.04)

Net asset value, end of period	$16.59		$20.34	$18.59	$17.57	$14.44	$12.02

TOTAL RETURN	(12.49	)%(b)	21.03%	12.68%	27.63%	25.36%	33.63%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$78,705		$58,763	$38,173	$25,868	$8,042	$4,009
Ratio of expenses to average net assets before expense waiver and reimbursement	0.52	%(c)	0.53%	0.47%	0.15%	0.17%	0.32%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.52	%(c)	0.53%	0.43%	0.15%	0.14%	0.14%
Ratio of net investment income to average net assets	1.53	%(c)	1.76%	1.46%	1.82%	1.88%	2.05%
Portfolio turnover rate	23	%(b)	90%	131%	110%	173%	215%

	Retirement Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$20.23		$18.51	$17.52	$14.38	$11.95	$9.03

Gain (loss) from investment operations:
Net investment income (a)	0.12		0.29	0.21	0.25	0.21	0.18
Net realized and unrealized gain (loss) on total investments	(2.56)		3.32	1.87	3.60	2.73	2.80

Total gain (loss) from investment operations	(2.44)		3.61	2.08	3.85	2.94	2.98

Less distributions from:
Net investment income	(0.21)		(0.27)	(0.21)	(0.14)	(0.06)	(0.06)
Net realized gains	(1.06)		(1.62)	(0.88)	(0.57)	(0.45)	—

Total distributions	(1.27)		(1.89)	(1.09)	(0.71)	(0.51)	(0.06)

Net asset value, end of period	$16.52		$20.23	$18.51	$17.52	$14.38	$11.95

TOTAL RETURN	(12.56	)%(b)	20.70%	12.42%	27.20%	24.82%	33.27%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$570,139		$600,104	$318,024	$266,360	$92,268	$15,669
Ratio of expenses to average net assets before expense waiver and reimbursement	0.79	%(c)	0.78%	0.69%	0.48%	0.52%	0.65%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.79	%(c)	0.78%	0.68%	0.48%	0.48%	0.47%
Ratio of net investment income to average net assets	1.29	%(c)	1.47%	1.20%	1.50%	1.54%	1.52%
Portfolio turnover rate	23	%(b)	90%	131%	110%	173%	215%

174	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MID-CAP VALUE FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$20.04		$18.34	$17.36	$14.27	$11.97	$9.03

Gain (loss) from investment operations:
Net investment income (a)	0.11		0.32	0.22	0.25	0.22	0.19
Net realized and unrealized gain (loss) on total investments	(2.52)		3.29	1.85	3.57	2.71	2.80

Total gain (loss) from investment operations	(2.41)		3.61	2.07	3.82	2.93	2.99

Less distributions from:
Net investment income	(0.23)		(0.29)	(0.22)	(0.16)	(0.18)	(0.05)
Net realized gains	(1.06)		(1.62)	(0.87)	(0.57)	(0.45)	—

Total distributions	(1.29)		(1.91)	(1.09)	(0.73)	(0.63)	(0.05)

Net asset value, end of period	$16.34		$20.04	$18.34	$17.36	$14.27	$11.97

TOTAL RETURN	(12.57	)%(b)	20.87%	12.51%	27.23%	24.89%	33.29%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$162,472		$198,698	$125,871	$95,608	$40,706	$9,476
Ratio of expenses to average net assets before expense waiver and reimbursement	1.01	%(c)	0.79%	0.63%	0.44%	0.51%	0.62%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.82	%(c)	0.63%	0.63%	0.44%	0.44%	0.44%
Ratio of net investment income to average net assets	1.27	%(c)	1.65%	1.25%	1.53%	1.58%	1.83%
Portfolio turnover rate	23	%(b)	90%	131%	110%	173%	215%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	175

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04		9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$15.43		$15.91	$15.84	$14.29	$12.68		$9.27

Gain (loss) from investment operations:
Net investment income (a)	0.05		0.19	0.10	0.17	0.14		0.14
Net realized and unrealized gain (loss) on total investments	(2.05)		0.99	1.41	2.20	2.48		3.29

Total gain (loss) from investment operations	(2.00)		1.18	1.51	2.37	2.62		3.43

Less distributions from:
Net investment income	(0.15)		(0.11)	(0.11)	(0.12)	(0.08)		(0.02)
Net realized gains	(0.92)		(1.55)	(1.33)	(0.70)	(0.93)		—

Total distributions	(1.07)		(1.66)	(1.44)	(0.82)	(1.01)		(0.02)

Net asset value, end of period	$12.36		$15.43	$15.91	$15.84	$14.29	(d)	$12.68

TOTAL RETURN	(13.48	)%(b)	7.43%	10.15%	16.69%	20.98	%(d)	37.12%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$176,098		$181,032	$115,273	$116,652	$45,429		$18,702
Ratio of expenses to average net assets before expense waiver and reimbursement	0.57	%(c)	0.57%	0.43%	0.15%	0.20%		0.62%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.55	%(c)	0.55%	0.41%	0.15%	0.14%		0.14%
Ratio of net investment income to average net assets	0.74	%(c)	1.16%	0.66%	1.11%	1.03%		1.25%
Portfolio turnover rate	59	%(b)	127%	264%	273%	295%		328%

	Retirement Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04		9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$15.23		$15.73	$15.71	$14.20	$12.62		$9.27

Gain (loss) from investment operations:
Net investment income (a)	0.03		0.15	0.06	0.12	0.09		0.11
Net realized and unrealized gain (loss) on total investments	(2.02)		0.98	1.40	2.19	2.46		3.28

Total gain (loss) from investment operations	(1.99)		1.13	1.46	2.31	2.55		3.39

Less distributions from:
Net investment income	(0.11)		(0.08)	(0.11)	(0.10)	(0.04)		(0.04)
Net realized gains	(0.92)		(1.55)	(1.33)	(0.70)	(0.93)		—

Total distributions	(1.03)		(1.63)	(1.44)	(0.80)	(0.97)		(0.04)

Net asset value, end of period	$12.21		$15.23	$15.73	$15.71	$14.20	(d)	$12.62

TOTAL RETURN	(13.55	)%(b)	7.15%	9.90%	16.35%	20.53	%(d)	36.65%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$249,152		$267,273	$216,828	$170,413	$116,445		$29,036
Ratio of expenses to average net assets before expense waiver and reimbursement	0.82	%(c)	0.81%	0.72%	0.48%	0.54%		0.95%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.79	%(c)	0.78%	0.69%	0.48%	0.48%		0.47%
Ratio of net investment income to average net assets	0.50	%(c)	0.92%	0.39%	0.78%	0.68%		0.89%
Portfolio turnover rate	59	%(b)	127%	264%	273%	295%		328%

176	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04		9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$15.18		$15.66	$15.65	$14.15	$12.64		$9.27

Gain (loss) from investment operations:
Net investment income (a)	0.03		0.15	0.07	0.14	0.12		0.12
Net realized and unrealized gain (loss) on total investments	(2.02)		1.01	1.39	2.19	2.45		3.29

Total gain (loss) from investment operations	(1.99)		1.16	1.46	2.33	2.57		3.41

Less distributions from:
Net investment income	(0.11)		(0.09)	(0.12)	(0.13)	(0.13)		(0.04)
Net realized gains	(0.92)		(1.55)	(1.33)	(0.70)	(0.93)		—

Total distributions	(1.03)		(1.64)	(1.45)	(0.83)	(1.06)		(0.04)

Net asset value, end of period	$12.16		$15.18	$15.66	$15.65	$14.15	(d)	$12.64

TOTAL RETURN	(13.59	)%(b)	7.39%	9.97%	16.55%	20.70	%(d)	36.90%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$53,737		$68,843	$85,719	$71,400	$61,937		$28,139
Ratio of expenses to average net assets before expense waiver and reimbursement	0.95	%(c)	0.86%	0.61%	0.32%	0.38%		0.78%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.81	%(c)	0.69%	0.61%	0.30%	0.30%		0.30%
Ratio of net investment income to average net assets	0.49	%(c)	0.95%	0.48%	0.97%	0.87%		1.10%
Portfolio turnover rate	59	%(b)	127%	264%	273%	295%		328%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)

During the year ended September 30, 2004, the Small-Cap Equity Fund was reimbursed by the Adviser for an investment loss resulting from an overstatement of cash available for investment. Had the Fund not been reimbursed, the net asset value and total return for the Retirement Class would have been $14.19 and 20.44%, respectively and the net asset value and total return for the Institutional Class would have been $14.28 and 20.86%, respectively. There was no change to the net asset value or total return for the Retail Class.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	177

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP GROWTH INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$13.78		$11.84	$11.33	$10.48	$11.63	$9.29

Gain (loss) from investment operations:
Net investment income (a)	0.08		0.14	0.13	0.12	0.11	0.11
Net realized and unrealized gain (loss) on total investments	(1.56)		2.09	0.54	1.07	0.80	2.27

Total gain (loss) from investment operations	(1.48)		2.23	0.67	1.19	0.91	2.38

Less distributions from:
Net investment income	(0.14)		(0.28)	(0.09)	(0.15)	(0.21)	(0.04)
Net realized gains	(0.08)		(0.01)	(0.07)	(0.19)	(1.85)	—

Total distributions	(0.22)		(0.29)	(0.16)	(0.34)	(2.06)	(0.04)

Net asset value, end of period	$12.08		$13.78	$11.84	$11.33	$10.48	$11.63

TOTAL RETURN	(10.93	)%(b)	19.15%	5.94%	11.41%	7.35%	25.68%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$266,459		$272,610	$552,918	$464,761	$35,800	$34,647
Ratio of expenses to average net assets before expense waiver and reimbursement	0.12	%(c)	0.12%	0.08%	0.08%	0.11%	0.13%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.08	%(c)	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of net investment income to average net assets	1.20	%(c)	1.10%	1.14%	1.08%	0.97%	1.02%
Portfolio turnover rate	10%		53%	40%	61%	19%	19%

	Retirement Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$13.86		$11.91	$11.47	$10.56	$11.60	$9.29

Gain (loss) from investment operations:
Net investment income (a)	0.06		0.12	0.10	0.12	0.05	0.07
Net realized and unrealized gain (loss) on total investments	(1.58)		2.10	0.53	1.04	0.82	2.27

Total gain (loss) from investment operations	(1.52)		2.22	0.63	1.16	0.87	2.34

Less distributions from:
Net investment income	(0.11)		(0.26)	(0.12)	(0.06)	(0.06)	(0.03)
Net realized gains	(0.08)		(0.01)	(0.07)	(0.19)	(1.85)	—

Total distributions	(0.19)		(0.27)	(0.19)	(0.25)	(1.91)	(0.03)

Net asset value, end of period	$12.15		$13.86	$11.91	$11.47	$10.56	$11.60

TOTAL RETURN	(11.11	)%(b)	18.91%	5.53%	11.04%	7.03%	25.21%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$97,455		$87,924	$42,719	$22,402	$18,405	$200
Ratio of expenses to average net assets before expense waiver and reimbursement	0.37	%(c)	0.38%	0.43%	0.43%	0.52%	0.46%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33	%(c)	0.33%	0.36%	0.43%	0.42%	0.41%
Ratio of net investment income to average net assets	0.95	%(c)	0.93%	0.86%	1.04%	0.46%	0.68%
Portfolio turnover rate	10%		53%	40%	61%	19%	19%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

178 2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP VALUE INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$16.89		$15.93	$14.50	$13.05	$11.41	$9.26

Gain (loss) from investment operations:
Net investment income (a)	0.21		0.41	0.36	0.34	0.29	0.26
Net realized and unrealized gain (loss) on total investments	(2.51)		1.80	1.68	1.77	1.99	1.97

Total gain (loss) from investment operations	(2.30)		2.21	2.04	2.11	2.28	2.23

Less distributions from:
Net investment income	(0.38)		(0.59)	(0.29)	(0.27)	(0.31)	(0.08)
Net realized gains	(0.52)		(0.66)	(0.32)	(0.39)	(0.33)	—

Total distributions	(0.90)		(1.25)	(0.61)	(0.66)	(0.64)	(0.08)

Net asset value, end of period	$13.69		$16.89	$15.93	$14.50	$13.05	$11.41

TOTAL RETURN	(14.04	)%(b)	14.36%	14.54%	16.50%	20.25%	24.20%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$335,679		$363,498	$518,223	$433,383	$142,252	$89,164
Ratio of expenses to average net assets before expense waiver and reimbursement	0.10	%(c)	0.11%	0.08%	0.08%	0.10%	0.16%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.08	%(c)	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of net investment income to average net assets	2.74	%(c)	2.48%	2.45%	2.42%	2.34%	2.49%
Portfolio turnover rate	12%		60%	49%	65%	44%	63%

	Retirement Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited	)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$17.06		$16.09	$14.52	$13.07	$11.38	$9.26

Gain (loss) from investment operations:
Net investment income (a)	0.19		0.38	0.32	0.29	0.25	0.23
Net realized and unrealized gain (loss) on total investments	(2.53)		1.82	1.68	1.79	1.98	1.96

Total gain (loss) from investment operations	(2.34)		2.20	2.00	2.08	2.23	2.19

Less distributions from:
Net investment income	(0.35)		(0.57)	(0.11)	(0.24)	(0.21)	(0.07)
Net realized gains	(0.52)		(0.66)	(0.32)	(0.39)	(0.33)	—

Total distributions	(0.87)		(1.23)	(0.43)	(0.63)	(0.54)	(0.07)

Net asset value, end of period	$13.85		$17.06	$16.09	$14.52	$13.07	$11.38

TOTAL RETURN	(14.16	)%(b)	14.17%	14.14%	16.18%	19.82%	23.77%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$99,676		$101,949	$37,069	$778	$200	$161
Ratio of expenses to average net assets before expense waiver and reimbursement	0.35	%(c)	0.32%	0.51%	0.44%	0.97%	0.48%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33	%(c)	0.30%	0.35%	0.44%	0.44%	0.40%
Ratio of net investment income to average net assets	2.49	%(c)	2.26%	2.10%	2.07%	1.99%	2.17%
Portfolio turnover rate	12%		60%	49%	65%	44%	63%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report 179

FINANCIAL HIGHLIGHTS	continued

EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.46		$10.09	$9.97	$8.85	$8.07	$6.48

Gain (loss) from investment operations:
Net investment income (a)	0.10		0.20	0.17	0.18	0.15	0.13
Net realized and unrealized gain (loss) on total investments	(1.50)		1.44	0.78	1.09	0.99	1.53

Total gain (loss) from investment operations	(1.40)		1.64	0.95	1.27	1.14	1.66

Less distributions from:
Net investment income	(0.18)		(0.17)	(0.17)	(0.15)	(0.29)	(0.05)
Net realized gains	(0.19)		(0.10)	(0.66)	—	(0.07)	(0.02)

Total distributions	(0.37)		(0.27)	(0.83)	(0.15)	(0.36)	(0.07)

Net asset value, end of period	$9.69		$11.46	$10.09	$9.97	$8.85	$8.07

TOTAL RETURN	(12.49	)%(b)	16.49%	10.08%	14.40%	14.17%	25.79%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$787,658		$844,429	$633,027	$606,341	$766,707	$1,355,731
Ratio of expenses to average net assets before expense waiver and reimbursement	0.08	%(c)	0.09%	0.08%	0.09%	0.08%	0.09%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.08	%(c)	0.08%	0.08%	0.09%	0.08%	0.08%
Ratio of net investment income to average net assets	1.94	%(c)	1.79%	1.74%	1.94%	1.67%	1.71%
Portfolio turnover rate	4%		16%	32%	24%	26%	5%

	Retirement Class

	3/31/08		9/30/07	9/30/06(d)

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.62		$10.24	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.09		0.17	0.07
Net realized and unrealized gain (loss) on total investments	(1.54)		1.48	0.17

Total gain (loss) from investment operations	(1.45)		1.65	0.24

Less distributions from:
Net investment income	(0.16)		(0.17)	—
Net realized gains	(0.19)		(0.10)	—

Total distributions	(0.35)		(0.27)	—

Net asset value, end of period	$9.82		$11.62	$10.24

TOTAL RETURN	(12.73	)%(b)	16.29%	2.40	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$11,087		$9,479	$1,909
Ratio of expenses to average net assets before expense waiver and reimbursement	0.34	%(c)	0.36%	4.07	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33	%(c)	0.33%	0.34	%(c)
Ratio of net investment income to average net assets	1.70	%(c)	1.54%	1.39	%(c)
Portfolio turnover rate	4%		16%	32%

180 2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/08		9/30/07	9/30/06(d)

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.63		$10.25	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.10		0.18	0.08
Net realized and unrealized gain (loss) on total investments	(1.53)		1.47	0.17

Total gain (loss) from investment operations	(1.43)		1.65	0.25

Less distributions from:
Net investment income	(0.17)		(0.17)	—
Net realized gains	(0.19)		(0.10)	—

Total distributions	(0.36)		(0.27)	—

Net asset value, end of period	$9.84		$11.63	$10.25

TOTAL RETURN	(12.56	)%(b)	16.30%	2.50	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$374,359		$440,181	$7,115
Ratio of expenses to average net assets before expense waiver and reimbursement	0.37	%(c)	0.43%	1.49	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.18	%(c)	0.22%	0.24	%(c)
Ratio of net investment income to average net assets	1.84	%(c)	1.62%	1.53	%(c)
Portfolio turnover rate	4%		16%	32%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retirement Class and Retail Class commenced operations on March 31, 2006.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report 181

FINANCIAL HIGHLIGHTS	continued

S&P 500 INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$17.54		$15.36	$14.08	$12.92	$11.52	$9.32

Gain (loss) from investment operations:
Net investment income (a)	0.17		0.31	0.27	0.26	0.21	0.18
Net realized and unrealized gain (loss) on total investments	(2.32)		2.17	1.22	1.31	1.36	2.07

Total gain (loss) from investment operations	(2.15)		2.48	1.49	1.57	1.57	2.25

Less distributions from:
Net investment income	(0.31)		(0.27)	(0.18)	(0.21)	(0.17)	(0.05)
Net realized gains	(0.13)		(0.03)	(0.03)	(0.20)	—	—

Total distributions	(0.44)		(0.30)	(0.21)	(0.41)	(0.17)	(0.05)

Net asset value, end of period	$14.95		$17.54	$15.36	$14.08	$12.92	$11.52

TOTAL RETURN	(12.51	)%(b)	16.35%	10.70%	12.20%	13.63%	24.23%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$892,215		$942,556	$783,876	$526,899	$167,621	$77,569
Ratio of expenses to average net assets before expense waiver and reimbursement	0.07	%(c)	0.07%	0.07%	0.08%	0.11%	0.17%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.07	%(c)	0.07%	0.07%	0.08%	0.08%	0.08%
Ratio of net investment income to average net assets	2.05	%(c)	1.88%	1.86%	1.92%	1.68%	1.68%
Portfolio turnover rate	8%		18%	25%	38%	21%	20%

	Retirement Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$17.45		$15.29	$14.08	$12.95	$11.48	$9.32

Gain (loss) from investment operations:
Net investment income (a)	0.14		0.27	0.23	0.22	0.17	0.14
Net realized and unrealized gain (loss) on total investments	(2.29)		2.16	1.22	1.29	1.36	2.07

Total gain (loss) from investment operations	(2.15)		2.43	1.45	1.51	1.53	2.21

Less distributions from:
Net investment income	(0.27)		(0.24)	(0.21)	(0.18)	(0.06)	(0.05)
Net realized gains	(0.13)		(0.03)	(0.03)	(0.20)	—	—

Total distributions	(0.40)		(0.27)	(0.24)	(0.38)	(0.06)	(0.05)

Net asset value, end of period	$14.90		$17.45	$15.29	$14.08	$12.95	$11.48

TOTAL RETURN	(12.54	)%(b)	16.05%	10.39%	11.69%	13.29%	23.77%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$225,059		$231,854	$149,408	$98,508	$54,914	$12,860
Ratio of expenses to average net assets before expense waiver and reimbursement	0.32	%(c)	0.32%	0.37%	0.44%	0.48%	0.51%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.32	%(c)	0.32%	0.37%	0.44%	0.44%	0.43%
Ratio of net investment income to average net assets	1.80	%(c)	1.63%	1.56%	1.65%	1.31%	1.27%
Portfolio turnover rate	8%		18%	25%	38%	21%	20%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

182 2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MID-CAP GROWTH INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$16.26		$14.30	$14.36	$12.85	$12.94	$9.35

Gain (loss) from investment operations:
Net investment income (a)	0.07		0.13	0.12	0.07	0.06	0.04
Net realized and unrealized gain (loss) on total investments	(1.97)		2.73	0.85	2.81	1.67	3.57

Total gain (loss) from investment operations	(1.90)		2.86	0.97	2.88	1.73	3.61

Less distributions from:
Net investment income	(0.13)		(0.10)	(0.08)	(0.06)	(0.06)	(0.02)
Net realized gains	(0.91)		(0.80)	(0.95)	(1.31)	(1.76)	(0.00	)(d)

Total distributions	(1.04)		(0.90)	(1.03)	(1.37)	(1.82)	(0.02)

Net asset value, end of period	$13.32		$16.26	$14.30	$14.36	$12.85	$12.94

TOTAL RETURN	(12.37	)%(b)	20.88%	6.88%	23.36%	13.50%	38.64%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$44,463		$48,316	$36,255	$29,431	$23,893	$21,450
Ratio of expenses to average net assets before expense waiver and reimbursement	0.48	%(c)	0.48%	0.41%	0.09%	0.11%	0.15%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.08	%(c)	0.08%	0.08%	0.09%	0.08%	0.08%
Ratio of net investment income to average net assets	0.96	%(c)	0.86%	0.84%	0.55%	0.46%	0.38%
Portfolio turnover rate	20	%(b)	70%	72%	42%	32%	35%

	Retirement Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$16.16		$14.25	$14.29	$12.83	$12.91	$9.35

Gain (loss) from investment operations:
Net investment income (a)	0.05		0.10	0.08	0.03	0.01	0.01
Net realized and unrealized gain (loss) on total investments	(1.97)		2.71	0.85	2.79	1.68	3.55

Total gain (loss) from investment operations	(1.92)		2.81	0.93	2.82	1.69	3.56

Less distributions from:
Net investment income	(0.09)		(0.10)	(0.02)	(0.05)	(0.01)	(0.00	)(d)
Net realized gains	(0.91)		(0.80)	(0.95)	(1.31)	(1.76)	(0.00	)(d)

Total distributions	(1.00)		(0.90)	(0.97)	(1.36)	(1.77)	(0.00	)(d)

Net asset value, end of period	$13.24		$16.16	$14.25	$14.29	$12.83	$12.91

TOTAL RETURN	(12.53	)%(b)	20.55%	6.60%	22.86%	13.15%	38.14%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$23,276		$24,565	$10,121	$445	$344	$303
Ratio of expenses to average net assets before expense waiver and reimbursement	0.73	%(c)	0.75%	0.94%	0.45%	0.73%	0.48%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33	%(c)	0.33%	0.35%	0.45%	0.44%	0.41%
Ratio of net investment income to average net assets	0.71	%(c)	0.63%	0.54%	0.19%	0.10%	0.06%
Portfolio turnover rate	20	%(b)	70%	72%	42%	32%	35%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report 183

FINANCIAL HIGHLIGHTS	continued

MID-CAP VALUE INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$17.40		$16.20	$16.55	$14.23	$11.83	$9.30

Gain (loss) from investment operations:
Net investment income (a)	0.18		0.37	0.33	0.33	0.29	0.25
Net realized and unrealized gain (loss) on total investments	(2.51)		1.79	1.47	3.24	2.66	2.36

Total gain (loss) from investment operations	(2.33)		2.16	1.80	3.57	2.95	2.61

Less distributions from:
Net investment income	(0.36)		(0.20)	(0.31)	(0.30)	(0.26)	(0.08)
Net realized gains	(1.05)		(0.76)	(1.84)	(0.95)	(0.29)	—

Total distributions	(1.41)		(0.96)	(2.15)	(1.25)	(0.55)	(0.08)

Net asset value, end of period	$13.66		$17.40	$16.20	$16.55	$14.23	$11.83

TOTAL RETURN	(14.10	)%(b)	13.68%	12.10%	26.14%	25.36%	28.21%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$115,428		$126,598	$59,187	$47,420	$37,010	$29,797
Ratio of expenses to average net assets before expense waiver and reimbursement	0.20	%(c)	0.22%	0.29%	0.08%	0.09%	0.16%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.08	%(c)	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of net investment income to average net assets	2.44	%(c)	2.13%	2.11%	2.17%	2.16%	2.38%
Portfolio turnover rate	11%		58%	76%	43%	23%	24%

	Retirement Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$17.60		$16.40	$16.52	$14.20	$11.80	$9.30

Gain (loss) from investment operations:
Net investment income (a)	0.17		0.33	0.28	0.28	0.24	0.21
Net realized and unrealized gain (loss) on total investments	(2.54)		1.82	1.49	3.25	2.65	2.36

Total gain (loss) from investment operations	(2.37)		2.15	1.77	3.53	2.89	2.57

Less distributions from:
Net investment income	(0.32)		(0.19)	(0.05)	(0.26)	(0.20)	(0.07)
Net realized gains	(1.05)		(0.76)	(1.84)	(0.95)	(0.29)	—

Total distributions	(1.37)		(0.95)	(1.89)	(1.21)	(0.49)	(0.07)

Net asset value, end of period	$13.86		$17.60	$16.40	$16.52	$14.20	$11.80

TOTAL RETURN	(14.22	)%(b)	13.41%	11.77%	25.80%	24.92%	27.78%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$59,884		$59,559	$20,433	$289	$200	$308
Ratio of expenses to average net assets before expense waiver and reimbursement	0.45	%(c)	0.46%	0.71%	0.44%	1.00%	0.48%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33	%(c)	0.33%	0.35%	0.44%	0.44%	0.40%
Ratio of net investment income to average net assets	2.20	%(c)	1.87%	1.79%	1.81%	1.81%	2.04%
Portfolio turnover rate	11%		58%	76%	43%	23%	24%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

184 2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MID-CAP BLEND INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$19.23		$17.22	$16.85	$14.34	$12.36	$9.39

Gain (loss) from investment operations:
Net investment income (a)	0.14		0.28	0.25	0.23	0.20	0.16
Net realized and unrealized gain (loss) on total investments	(2.58)		2.68	1.26	3.26	2.29	2.86

Total gain (loss) from investment operations	(2.44)		2.96	1.51	3.49	2.49	3.02

Less distributions from:
Net investment income	(0.25)		(0.21)	(0.22)	(0.21)	(0.17)	(0.05)
Net realized gains	(0.70)		(0.74)	(0.92)	(0.77)	(0.34)	—

Total distributions	(0.95)		(0.95)	(1.14)	(0.98)	(0.51)	(0.05)

Net asset value, end of period	$15.84		$19.23	$17.22	$16.85	$14.34	$12.36

TOTAL RETURN	(13.15	)%(b)	17.70%	9.34%	25.01%	20.39%	32.31%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$94,959		$111,763	$79,185	$64,696	$49,707	$39,469
Ratio of expenses to average net assets before expense waiver and reimbursement	0.20	%(c)	0.23%	0.27%	0.08%	0.10%	0.20%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.08	%(c)	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of net investment income to average net assets	1.56	%(c)	1.49%	1.48%	1.48%	1.47%	1.52%
Portfolio turnover rate	11%		53%	69%	40%	19%	35%

	Retirement Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$19.36		$17.35	$16.90	$14.35	$12.33	$9.38

Gain (loss) from investment operations:
Net investment income (a)	0.12		0.23	0.20	0.18	0.16	0.13
Net realized and unrealized gain (loss) on total investments	(2.60)		2.71	1.27	3.27	2.28	2.86

Total gain (loss) from investment operations	(2.48)		2.94	1.47	3.45	2.44	2.99

Less distributions from:
Net investment income	(0.22)		(0.19)	(0.10)	(0.13)	(0.08)	(0.04)
Net realized gains	(0.70)		(0.74)	(0.92)	(0.77)	(0.34)	—

Total distributions	(0.92)		(0.93)	(1.02)	(0.90)	(0.42)	(0.04)

Net asset value, end of period	$15.96		$19.36	$17.35	$16.90	$14.35	$12.33

TOTAL RETURN	(13.27	)%(b)	17.44%	9.03%	24.62%	19.94%	32.02%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$80,389		$84,301	$29,584	$6,338	$563	$254
Ratio of expenses to average net assets before expense waiver and reimbursement	0.45	%(c)	0.48%	0.59%	0.44%	0.66%	0.53%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34	%(c)	0.33%	0.36%	0.44%	0.44%	0.41%
Ratio of net investment income to average net assets	1.32	%(c)	1.22%	1.17%	1.15%	1.13%	1.19%
Portfolio turnover rate	11%		53%	69%	40%	19%	35%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report 185

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP GROWTH INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$15.70		$14.42	$14.56	$13.91	$13.16	$9.32

Gain (loss) from investment operations:
Net investment income (a)	0.06		0.12	0.06	0.07	0.06	0.07
Net realized and unrealized gain (loss) on total investments	(2.25)		2.47	0.74	2.36	1.51	3.80

Total gain (loss) from investment operations	(2.19)		2.59	0.80	2.43	1.57	3.87

Less distributions from:
Net investment income	(0.12)		(0.06)	(0.06)	(0.04)	(0.08)	(0.03)
Net realized gains	(0.76)		(1.25)	(0.88)	(1.74)	(0.74)	—

Total distributions	(0.88)		(1.31)	(0.94)	(1.78)	(0.82)	(0.03)

Net asset value, end of period	$12.63		$15.70	$14.42	$14.56	$13.91	$13.16

TOTAL RETURN	(14.56	)%(b)	18.92%	5.66%	17.73%	11.84%	41.59%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$83,264		$99,933	$80,122	$76,610	$65,446	$60,470
Ratio of expenses to average net assets before expense waiver and reimbursement	0.28	%(c)	0.30%	0.22%	0.10%	0.10%	0.16%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.09	%(c)	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of net investment income to average net assets	0.90	%(c)	0.79%	0.43%	0.49%	0.41%	0.66%
Portfolio turnover rate	16	%(b)	64%	102%	70%	45%	52%

	Retirement Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$16.76		$15.34	$15.31	$14.54	$13.13	$9.32

Gain (loss) from investment operations:
Net investment income (a)	0.05		0.09	0.02	0.03	0.01	0.04
Net realized and unrealized gain (loss) on total investments	(2.41)		2.62	0.91	2.52	2.17	3.79

Total gain (loss) from investment operations	(2.36)		2.71	0.93	2.55	2.18	3.83

Less distributions from:
Net investment income	(0.10)		(0.04)	(0.02)	(0.04)	(0.03)	(0.02)
Net realized gains	(0.76)		(1.25)	(0.88)	(1.74)	(0.74)	—

Total distributions	(0.86)		(1.29)	(0.90)	(1.78)	(0.77)	(0.02)

Net asset value, end of period	$13.54		$16.76	$15.34	$15.31	$14.54	$13.13

TOTAL RETURN	(14.67	)%(b)	18.60%	6.13%	17.67%	16.86%	41.11%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$40,403		$34,733	$17,974	$1,652	$279	$177
Ratio of expenses to average net assets before expense waiver and reimbursement	0.53	%(c)	0.57%	0.62%	0.45%	0.67%	0.48%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33	%(c)	0.33%	0.35%	0.45%	0.44%	0.40%
Ratio of net investment income to average net assets	0.66	%(c)	0.58%	0.15%	0.18%	0.04%	0.32%
Portfolio turnover rate	16	%(b)	64%	102%	70%	45%	52%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

186	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP VALUE INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$13.87		$14.45	$14.36	$14.03	$12.14	$9.30

Gain (loss) from investment operations:
Net investment income (a)	0.14		0.30	0.25	0.25	0.23	0.20
Net realized and unrealized gain (loss) on total investments	(1.90)		0.61	1.54	2.15	2.81	2.71

Total gain (loss) from investment operations	(1.76)		0.91	1.79	2.40	3.04	2.91

Less distributions from:
Net investment income	(0.28)		(0.22)	(0.21)	(0.23)	(0.23)	(0.07)
Net realized gains	(0.90)		(1.27)	(1.49)	(1.84)	(0.92)	—

Total distributions	(1.18)		(1.49)	(1.70)	(2.07)	(1.15)	(0.07)

Net asset value, end of period	$10.93		$13.87	$14.45	$14.36	$14.03	$12.14

TOTAL RETURN	(13.09	)%(b)	6.14%	13.79%	17.62%	25.63%	31.49%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$96,935		$97,502	$79,190	$71,779	$63,358	$51,945
Ratio of expenses to average net assets before expense waiver and reimbursement	0.29	%(c)	0.26%	0.22%	0.08%	0.10%	0.18%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.08	%(c)	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of net investment income to average net assets	2.34	%(c)	2.04%	1.76%	1.80%	1.71%	1.96%
Portfolio turnover rate	11%		53%	74%	60%	42%	56%

	Retirement Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$14.06		$14.64	$14.45	$14.00	$12.11	$9.30

Gain (loss) from investment operations:
Net investment income (a)	0.13		0.27	0.22	0.20	0.18	0.17
Net realized and unrealized gain (loss) on total investments	(1.93)		0.63	1.57	2.17	2.80	2.70

Total gain (loss) from investment operations	(1.80)		0.90	1.79	2.37	2.98	2.87

Less distributions from:
Net investment income	(0.26)		(0.21)	(0.11)	(0.08)	(0.17)	(0.06)
Net realized gains	(0.90)		(1.27)	(1.49)	(1.84)	(0.92)	—

Total distributions	(1.16)		(1.48)	(1.60)	(1.92)	(1.09)	(0.06)

Net asset value, end of period	$11.10		$14.06	$14.64	$14.45	$14.00	$12.11

TOTAL RETURN	(13.25	)%(b)	5.97%	13.58%	17.39%	25.18%	31.04%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$56,330		$55,253	$26,014	$1,933	$237	$135
Ratio of expenses to average net assets before expense waiver and reimbursement	0.53	%(c)	0.52%	0.64%	0.44%	0.91%	0.50%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33	%(c)	0.33%	0.35%	0.44%	0.44%	0.40%
Ratio of net investment income to average net assets	2.08	%(c)	1.82%	1.58%	1.42%	1.32%	1.63%
Portfolio turnover rate	11%		53%	74%	60%	42%	56%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	187

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP BLEND INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$15.94		$15.54	$15.68	$14.33	$12.62	$9.31

Gain (loss) from investment operations:
Net investment income (a)	0.11		0.23	0.17	0.18	0.15	0.14
Net realized and unrealized gain (loss) on total investments	(2.25)		1.63	1.26	2.32	2.19	3.22

Total gain (loss) from investment operations	(2.14)		1.86	1.43	2.50	2.34	3.36

Less distributions from:
Net investment income	(0.21)		(0.20)	(0.14)	(0.14)	(0.14)	(0.05)
Net realized gains	(0.65)		(1.26)	(1.43)	(1.01)	(0.49)	—

Total distributions	(0.86)		(1.46)	(1.57)	(1.15)	(0.63)	(0.05)

Net asset value, end of period	$12.94		$15.94	$15.54	$15.68	$14.33	$12.62

TOTAL RETURN	(13.87	)%(b)	12.32%	9.80%	17.74%	18.66%	36.21%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$161,799		$179,670	$181,852	$156,344	$129,263	$103,402
Ratio of expenses to average net assets before expense waiver and reimbursement	0.23	%(c)	0.22%	0.15%	0.08%	0.10%	0.19%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.08	%(c)	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of net investment income to average net assets	1.53	%(c)	1.41%	1.10%	1.22%	1.08%	1.31%
Portfolio turnover rate	12%		69%	71%	63%	24%	52%

	Retirement Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$15.98		$15.58	$15.65	$14.32	$12.59	$9.31

Gain (loss) from investment operations:
Net investment income (a)	0.13		0.20	0.13	0.13	0.10	0.11
Net realized and unrealized gain (loss) on total investments	(2.30)		1.64	1.27	2.33	2.19	3.21

Total gain (loss) from investment operations	(2.17)		1.84	1.40	2.46	2.29	3.32

Less distributions from:
Net investment income	(0.18)		(0.18)	(0.04)	(0.12)	(0.07)	(0.04)
Net realized gains	(0.65)		(1.26)	(1.43)	(1.01)	(0.49)	—

Total distributions	(0.83)		(1.44)	(1.47)	(1.13)	(0.56)	(0.04)

Net asset value, end of period	$12.98		$15.98	$15.58	$15.65	$14.32	$12.59

TOTAL RETURN	(14.01	)%(b)	12.15%	9.51%	17.43%	18.26%	35.76%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$54,586		$54,334	$28,500	$409	$330	$157
Ratio of expenses to average net assets before expense waiver and reimbursement	0.47	%(c)	0.48%	0.58%	0.44%	0.77%	0.52%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34	%(c)	0.33%	0.34%	0.44%	0.44%	0.40%
Ratio of net investment income to average net assets	1.28	%(c)	1.23%	0.88%	0.86%	0.71%	0.98%
Portfolio turnover rate	12%		0.69%	71%	63%	24%	52%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

188	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

INTERNATIONAL EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$23.51		$19.33	$16.64	$13.70	$11.54	$9.21

Gain (loss) from investment operations:
Net investment income (a)	0.26		0.55	0.47	0.41	0.31	0.25
Net realized and unrealized gain (loss) on total investments	(2.75)		4.20	2.64	3.05	2.21	2.12

Total gain (loss) from investment operations	(2.49)		4.75	3.11	3.46	2.52	2.37

Less distributions from:
Net investment income	(0.52)		(0.42)	(0.27)	(0.33)	(0.31)	(0.04)
Net realized gains	(0.23)		(0.15)	(0.15)	(0.19)	(0.05)	—

Total distributions	(0.75)		(0.57)	(0.42)	(0.52)	(0.36)	(0.04)

Net asset value, end of period	$20.27		$23.51	$19.33	$16.64	$13.70	$11.54

TOTAL RETURN	(10.85	)%(b)	25.01%	19.02%	25.63%	22.06%	25.87%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$513,302		$496,975	$359,561	$237,853	$75,568	$64,563
Ratio of expenses to average net assets before expense waiver and reimbursement	0.10	%(c)	0.16%	0.17%	0.16%	0.15%	0.33%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.10	%(c)	0.15%	0.15%	0.16%	0.15%	0.15%
Ratio of net investment income to average net assets	2.36	%(c)	2.54%	2.58%	2.67%	2.34%	2.51%
Portfolio turnover rate	22%		46%	43%	32%	7%	9%

	Retirement Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$23.87		$19.64	$16.76	$13.67	$11.51	$9.21

Gain (loss) from investment operations:
Net investment income (a)	0.24		0.56	0.48	0.27	0.27	0.20
Net realized and unrealized gain (loss) on total investments	(2.79)		4.22	2.63	3.12	2.20	2.14

Total gain (loss) from investment operations	(2.55)		4.78	3.11	3.39	2.47	2.34

Less distributions from:
Net investment income	(0.49)		(0.40)	(0.08)	(0.11)	(0.26)	(0.04)
Net realized gains	(0.23)		(0.15)	(0.15)	(0.19)	(0.05)	—

Total distributions	(0.72)		(0.55)	(0.23)	(0.30)	(0.31)	(0.04)

Net asset value, end of period	$20.60		$23.87	$19.64	$16.76	$13.67	$11.51

TOTAL RETURN	(10.94	)%(b)	24.75%	18.72%	25.04%	21.68%	25.44%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$373,617		$297,164	$82,537	$1,247	$789	$116
Ratio of expenses to average net assets before expense waiver and reimbursement	0.35	%(c)	0.42%	0.47%	0.50%	0.50%	0.65%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34	%(c)	0.34%	0.41%	0.50%	0.50%	0.47%
Ratio of net investment income to average net assets	2.18	%(c)	2.51%	2.56%	1.78%	2.02%	1.94%
Portfolio turnover rate	22%		46%	43%	32%	7%	9%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	189

FINANCIAL HIGHLIGHTS	continued

ENHANCED INTERNATIONAL EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08	(d)

	(Unaudited	)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.09
Net realized and unrealized gain (loss) on total investments	(1.25)

Total gain (loss) from investment operations	(1.16)

Less distributions from:
Net investment income	(0.01)
Net realized gains	—

Total distributions	(0.01)

Net asset value, end of period	$8.83

TOTAL RETURN	(11.60	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$49,703
Ratio of expenses to average net assets before expense waiver and reimbursement	1.21	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.55	%(c)
Ratio of net investment income to average net assets	3.15	%(c)
Portfolio turnover rate	37%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on November 30, 2007.

ENHANCED LARGE-CAP GROWTH INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08	(d)

	(Unaudited	)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.03
Net realized and unrealized gain (loss) on total investments	(1.05)

Total gain (loss) from investment operations	(1.02)

Less distributions from:
Net investment income	(0.02)
Net realized gains	—

Total distributions	(0.02)

Net asset value, end of period	$8.96

TOTAL RETURN	(10.23	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$52,822
Ratio of expenses to average net assets before expense waiver and reimbursement	1.23	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40	%(c)
Ratio of net investment income to average net assets	1.00	%(c)
Portfolio turnover rate	41	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on November 30, 2007.

190	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

ENHANCED LARGE-CAP VALUE INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08	(d)

	(Unaudited	)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.08
Net realized and unrealized gain (loss) on total investments	(1.03)

Total gain (loss) from investment operations	(0.95)

Less distributions from:
Net investment income	(0.02)
Net realized gains	—

Total distributions	(0.02)

Net asset value, end of period	$9.03

TOTAL RETURN	(9.48	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$50,585
Ratio of expenses to average net assets before expense waiver and reimbursement	1.23	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40	%(c)
Ratio of net investment income to average net assets	2.50	%(c)
Portfolio turnover rate	23	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on November 30, 2007.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	191

FINANCIAL HIGHLIGHTS	continued

SOCIAL CHOICE EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08		9/30/07	9/30/06		9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.25		$10.97	$10.13		$8.96	$7.96	$6.41

Gain (loss) from investment operations:
Net investment income (a)	0.10		0.20	0.18		0.18	0.14	0.12
Net realized and unrealized gain (loss) on total investments	(1.49)		1.38	0.80		1.16	0.99	1.52

Total gain (loss) from investment operations	(1.39)		1.58	0.98		1.34	1.13	1.64

Less distributions from:
Net investment income	(0.15)		(0.18)	(0.14)		(0.13)	(0.13)	(0.09)
Net realized gains	(0.12)		(0.12)	(0.00	)(e)	(0.04)	—	—

Total distributions	(0.27)		(0.30)	(0.14)		(0.17)	(0.13)	(0.09)

Net asset value, end of period	$10.59		$12.25	$10.97		$10.13	$8.96	$7.96

TOTAL RETURN	(11.54	)%(b)	14.65%	9.77%		15.03%	14.23%	25.89%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$182,785		$186,561	$129,712		$114,491	$82,778	$50,790
Ratio of expenses to average net assets before expense waiver and reimbursement	0.21	%(c)	0.23%	0.19%		0.10%	0.10%	0.13%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.20	%(c)	0.20%	0.17%		0.10%	0.08%	0.08%
Ratio of net investment income to average net assets	1.82	%(c)	1.66%	1.69%		1.87%	1.54%	1.65%
Portfolio turnover rate	2%		30%	18%		17%	7%	28%

	Retirement Class

	3/31/08		9/30/07	9/30/06		9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.37		$11.08	$10.23		$9.08	$8.01	$6.41

Gain (loss) from investment operations:
Net investment income (a)	0.09		0.17	0.15		0.14	0.10	0.09
Net realized and unrealized gain (loss) on total investments	(1.50)		1.40	0.81		1.17	1.00	1.54

Total gain (loss) from investment operations	(1.41)		1.57	0.96		1.31	1.10	1.63

Less distributions from:
Net investment income	(0.13)		(0.16)	(0.11)		(0.12)	(0.03)	(0.03)
Net realized gains	(0.12)		(0.12)	(0.00	)(e)	(0.04)	—	—

Total distributions	(0.25)		(0.28)	(0.11)		(0.16)	(0.03)	(0.03)

Net asset value, end of period	$10.71		$12.37	$11.08		$10.23	$9.08	$8.01

TOTAL RETURN	(11.59	)%(b)	14.36%	9.45%		14.41%	13.78%	25.42%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$211,613		$145,444	$79,640		$50,855	$28,870	$8,936
Ratio of expenses to average net assets before expense waiver and reimbursement	0.46	%(c)	0.48%	0.50%		0.44%	0.52%	0.48%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.44	%(c)	0.45%	0.45%		0.44%	0.44%	0.43%
Ratio of net investment income to average net assets	1.57	%(c)	1.43%	1.41%		1.46%	1.15%	1.16%
Portfolio turnover rate	2%		30%	18%		17%	7%	28%

192	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SOCIAL CHOICE EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/08		9/30/07	9/30/06	(d)

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.35		$10.18	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.09		0.18	0.10
Net realized and unrealized gain (loss) on total investments	(1.37)		1.29	0.08

Total gain (loss) from investment operations	(1.28)		1.47	0.18

Less distributions from:
Net investment income	(0.15)		(0.18)	—
Net realized gains	(0.12)		(0.12)	—

Total distributions	(0.27)		(0.30)	—

Net asset value, end of period	$9.80		$11.35	$10.18

TOTAL RETURN	(11.50)	%(b)	14.67%	1.80	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$156,740		$173,911	$21,019
Ratio of expenses to average net assets before expense waiver and reimbursement	0.47	%(c)	0.51%	0.99	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.24	%(c)	0.21%	0.40	%(c)
Ratio of net investment income to average net assets	1.78	%(c)	1.63%	1.95	%(c)
Portfolio turnover rate	2%		30%		18%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retail Class commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	193

FINANCIAL HIGHLIGHTS	continued
REAL ESTATE SECURITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$14.65		$15.34	$14.46	$13.50	$12.32	$9.72

Gain (loss) from investment operations:
Net investment income (a)	0.13		0.22	0.34	0.52	0.53	0.59
Net realized and unrealized gain (loss) on total investments	(1.81)		0.47	2.69	2.47	2.48	2.37

Total gain (loss) from investment operations	(1.68)		0.69	3.03	2.99	3.01	2.96

Less distributions from:
Net investment income	(0.25)		(0.48)	(0.57)	(0.57)	(0.49)	(0.35)
Net realized gains	(1.76)		(0.90)	(1.58)	(1.46)	(1.34)	(0.01)

Total distributions	(2.01)		(1.38)	(2.15)	(2.03)	(1.83)	(0.36)

Net asset value, end of period	$10.96		$14.65	$15.34	$14.46	$13.50	$12.32

TOTAL RETURN	(11.31	)%(b)	4.26%	23.49%	22.87%	26.30%	30.94%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$247,093		$252,164	$218,442	$240,806	$156,193	$99,389
Ratio of expenses to average net assets before expense waiver and reimbursement	0.56	%(c)	0.58%	0.42%	0.17%	0.16%	0.18%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.56	%(c)	0.55%	0.42%	0.17%	0.15%	0.15%
Ratio of net investment income to average net assets	2.27	%(c)	1.39%	2.40%	3.66%	4.12%	5.27%
Portfolio turnover rate	46%		116%	174%	244%	349%	317%

	Retirement Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$15.00		$15.66	$14.66	$13.62	$12.40	$9.72

Gain (loss) from investment operations:
Net investment income (a)	0.13		0.19	0.31	0.48	0.50	0.57
Net realized and unrealized gain (loss) on total investments	(1.86)		0.49	2.76	2.53	2.49	2.39

Total gain (loss) from investment operations	(1.73)		0.68	3.07	3.01	2.99	2.96

Less distributions from:
Net investment income	(0.24)		(0.44)	(0.49)	(0.51)	(0.43)	(0.27)
Net realized gains	(1.76)		(0.90)	(1.58)	(1.46)	(1.34)	(0.01)

Total distributions	(2.00)		(1.34)	(2.07)	(1.97)	(1.77)	(0.28)

Net asset value, end of period	$11.27		$15.00	$15.66	$14.66	$13.62	$12.40

TOTAL RETURN	(11.41	)%(b)	4.11%	23.45%	22.86%	25.81%	30.92%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$162,213		$191,671	$197,157	$150,382	$69,980	$14,207
Ratio of expenses to average net assets before expense waiver and reimbursement	0.82	%(c)	0.84%	0.71%	0.48%	0.50%	0.51%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.82	%(c)	0.80%	0.70%	0.48%	0.47%	0.48%
Ratio of net investment income to average net assets	2.06	%(c)	1.18%	2.14%	3.36%	3.88%	4.81%
Portfolio turnover rate	46%		116%	174%	244%	349%	317%

194	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued
REAL ESTATE SECURITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$14.59		$15.27	$14.35	$13.37	$12.22	$9.72

Gain (loss) from investment operations:
Net investment income (a)	0.13		0.21	0.31	0.47	0.49	0.52
Net realized and unrealized gain (loss) on total investments	(1.81)		0.47	2.70	2.48	2.45	2.39

Total gain (loss) from investment operations	(1.68)		0.68	3.01	2.95	2.94	2.91

Less distributions from:
Net investment income	(0.24)		(0.46)	(0.51)	(0.51)	(0.45)	(0.40)
Net realized gains	(1.76)		(0.90)	(1.58)	(1.46)	(1.34)	(0.01)

Total distributions	(2.00)		(1.36)	(2.09)	(1.97)	(1.79)	(0.41)

Net asset value, end of period	$10.91		$14.59	$15.27	$14.35	$13.37	$12.22

TOTAL RETURN	(11.34	)%(b)	4.26%	23.50%	22.89%	25.84%	30.66%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$138,116		$174,936	$189,084	$160,218	$107,695	$52,603
Ratio of expenses to average net assets before expense waiver and reimbursement	0.84	%(c)	0.83%	0.62%	0.46%	0.50%	0.47%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.70	%(c)	0.65%	0.62%	0.46%	0.45%	0.45%
Ratio of net investment income to average net assets	2.26	%(c)	1.32%	2.21%	3.37%	3.87%	4.80%
Portfolio turnover rate	46%		116%	174%	244%	349%	317%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	195

FINANCIAL HIGHLIGHTS	continued

MANAGED ALLOCATION FUND II ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08		9/30/07	9/30/06	(d)

	(Unaudited	)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.03		$10.11	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.23		0.33	0.11
Net realized and unrealized gain (loss) on total investments	(1.00)		1.12	0.11

Total gain (loss) from investment operations	(0.77)		1.45	0.22

Less distributions from:
Net investment income	(0.23)		(0.53)	(0.11)
Net realized gains	(0.01)		—	—

Total distributions	(0.24)		(0.53)	(0.11)

Net asset value, end of period	$10.02		$11.03	$10.11

TOTAL RETURN	(7.10	)%(b)	14.68%	2.25	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$4,265		$4,718	$2,046
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.06	%(c)	0.12%	1.50	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	4.32	%(c)	3.12%	2.26	%(c)
Portfolio turnover rate	12%		13%	8%

	Retirement Class

	3/31/08		9/30/07	9/30/06	(d)

	(Unaudited	)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.03		$10.13	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.21		0.35	0.11
Net realized and unrealized gain (loss) on total investments	(0.99)		1.06	0.11

Total gain (loss) from investment operations	(0.78)		1.41	0.22

Less distributions from:
Net investment income	(0.22)		(0.51)	(0.09)
Net realized gains	(0.01)		—	—

Total distributions	(0.23)		(0.51)	(0.09)

Net asset value, end of period	$10.02		$11.03	$10.13

TOTAL RETURN	(7.18	)%(b)	14.27%	2.17	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$15,431		$16,570	$8,358
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.31	%(c)	0.37%	1.59	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	3.98	%(c)	3.26%	2.14	%(c)
Portfolio turnover rate	12%		13%	8%

196 2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MANAGED ALLOCATION FUND II ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/08		9/30/07	9/30/06	(d)

	(Unaudited	)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.05		$10.16	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.23		0.22	0.13
Net realized and unrealized gain (loss) on total investments	(1.00)		1.21	0.10

Total gain (loss) from investment operations	(0.77)		1.43	0.23

Less distributions from:
Net investment income	(0.23)		(0.54)	(0.07)
Net realized gains	(0.01)		—	—

Total distributions	(0.24)		(0.54)	(0.07)

Net asset value, end of period	$10.04		$11.05	$10.16

TOTAL RETURN	(7.03	)%(b)	14.47%	2.36	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$567,976		$620,616	$7,505
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.36	%(c)	0.45%	1.38	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	4.32	%(c)	1.99%	2.56	%(c)
Portfolio turnover rate	12%		13%	8%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)	The Fund’s expenses do not include the expenses of the underlying Funds.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report 197

FINANCIAL HIGHLIGHTS	continued

BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.94		$9.97	$10.10	$10.29	$10.81	$10.72

Gain (loss) from investment operations:
Net investment income (a)	0.24		0.49	0.47	0.42	0.41	0.44
Net realized and unrealized gain (loss) on total investments	0.20		(0.03)	(0.13)	(0.14)	(0.06)	0.17

Total gain (loss) from investment operations	0.44		0.46	0.34	0.28	0.35	0.61

Less distributions from:
Net investment income	(0.24)		(0.49)	(0.47)	(0.42)	(0.42)	(0.44)
Net realized gains	—		—	—	(0.04)	(0.45)	(0.08)
Return of Capital	—		—	—	(0.01)	—	—

Total distributions	(0.24)		(0.49)	(0.47)	(0.47)	(0.87)	(0.52)

Net asset value, end of period	$10.14		$9.94	$9.97	$10.10	$10.29	$10.81

TOTAL RETURN	4.48	%(b)	4.74%	3.46%	2.86%	3.46%	5.84%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,830,128		$1,615,363	$1,709,874	$1,455,931	$931,386	$1,429,288
Ratio of expenses to average net assets before expense waiver and reimbursement	0.31	%(c)	0.32%	0.25%	0.14%	0.14%	0.14%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.31	%(c)	0.32%	0.25%	0.14%	0.14%	0.14%
Ratio of net investment income to average net assets	4.80	%(c)	4.91%	4.71%	4.10%	3.94%	4.08%
Portfolio turnover rate	58	%(b)	189%	183%	274%	90%	169%

	Retirement Class

	3/31/08		9/30/07	9/30/06	(d)

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.10		$10.13	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.23		0.47	0.24
Net realized and unrealized gain (loss) on total investments	0.21		(0.03)	0.11

Total gain (loss) from investment operations	0.44		0.44	0.35

Less distributions from:
Net investment income	(0.23)		(0.47)	(0.22)
Net realized gains	—		—	—

Total distributions	(0.23)		(0.47)	(0.22)

Net asset value, end of period	$10.31		$10.10	$10.13

TOTAL RETURN	4.37	%(b)	4.43%	3.52	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$16,052		$8,302	$1,270
Ratio of expenses to average net assets before expense waiver and reimbursement	0.58	%(c)	0.59%	7.70	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.54	%(c)	0.59%	0.55	%(c)
Ratio of net investment income to average net assets	4.55	%(c)	4.69%	4.69	%(c)
Portfolio turnover rate	58	%(b)	189%	183%

198 2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/08		9/30/07	9/30/06	(d)

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.09		$10.11	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.24		0.49	0.23
Net realized and unrealized gain (loss) on total investments	0.21		(0.03)	0.11

Total gain (loss) from investment operations	0.45		0.46	0.34

Less distributions from:
Net investment income	(0.24)		(0.48)	(0.23)
Net realized gains	—		—	—

Total distributions	(0.24)		(0.48)	(0.23)

Net asset value, end of period	$10.30		$10.09	$10.11

TOTAL RETURN	4.50	%(b)	4.68%	3.42	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$16,907		$7,078	$1,006
Ratio of expenses to average net assets before expense waiver and reimbursement	0.53	%(c)	0.60%	7.52	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33	%(c)	0.42%	0.60	%(c)
Ratio of net investment income to average net assets	4.77	%(c)	4.87%	4.63	%(c)
Portfolio turnover rate	58	%(b)	189%	183%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retirement Class and Retail Class commenced operations on March 31, 2006.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report 199

FINANCIAL HIGHLIGHTS	continued

BOND PLUS FUND II ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08		9/30/07		9/30/06	(d)

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00		$10.10		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.26		0.51		0.26
Net realized and unrealized gain (loss) on total investments	(0.04)		(0.10)		0.10

Total gain (loss) from investment operations	0.22		0.41		0.36

Less distributions from:
Net investment income	(0.26)		(0.51)		(0.26)
Net realized gains	—		(0.00	)(e)	—

Total distributions	(0.26)		(0.51)		(0.26)

Net asset value, end of period	$9.96		$10.00		$10.10

TOTAL RETURN	2.21	%(b)	4.16%		3.62	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$266,910		$282,159		$57,393
Ratio of expenses to average net assets before expense waiver and reimbursement	0.36	%(c)	0.42%		0.62	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.35	%(c)	0.35%		0.35	%(c)
Ratio of net investment income to average net assets	5.12	%(c)	5.12%		5.15	%(c)
Portfolio turnover rate	42	%(b)	137%		92%

	Retirement Class

	3/31/08		9/30/07		9/30/06	(d)

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.02		$10.12		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.25		0.49		0.25
Net realized and unrealized gain (loss) on total investments	(0.05)		(0.09)		0.10

Total gain (loss) from investment operations	0.20		0.40		0.35

Less distributions from:
Net investment income	(0.25)		(0.50)		(0.23)
Net realized gains	—		(0.00	)(e)	—

Total distributions	(0.25)		(0.50)		(0.23)

Net asset value, end of period	$9.97		$10.02		$10.12

TOTAL RETURN	1.99	%(b)	4.01%		3.54	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$9,812		$8,830		$2,474
Ratio of expenses to average net assets before expense waiver and reimbursement	0.62	%(c)	0.72%		4.86	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.56	%(c)	0.55%		0.55	%(c)
Ratio of net investment income to average net assets	4.94	%(c)	4.92%		5.03	%(c)
Portfolio turnover rate	42	%(b)	137%		92%

200 2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

BOND PLUS FUND II ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/08		9/30/07		9/30/06	(d)

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.02		$10.12		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.25		0.50		0.25
Net realized and unrealized gain (loss) on total investments	(0.03)		(0.10)		0.10

Total gain (loss) from investment operations	0.22		0.40		0.35

Less distributions from:
Net investment income	(0.26)		(0.50)		(0.23)
Net realized gains	—		(0.00	)(e)	—

Total distributions	(0.26)		(0.50)		(0.23)

Net asset value, end of period	$9.98		$10.02		$10.12

TOTAL RETURN	2.16	%(b)	4.09%		3.55	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$259,223		$264,897		$2,581
Ratio of expenses to average net assets before expense waiver and reimbursement	0.69	%(c)	0.77%		3.73	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.42	%(c)	0.41%		0.50	%(c)
Ratio of net investment income to average net assets	5.05	%(c)	5.07%		5.06	%(c)
Portfolio turnover rate	42	%(b)	137%		92%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report 201

FINANCIAL HIGHLIGHTS	continued

SHORT-TERM BOND FUND II ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08		9/30/07		9/30/06	(d)

	(Unaudited	)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.04		$10.04		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.23		0.48		0.24
Net realized and unrealized gain (loss) on total investments	0.09		(0.00	)(e)	0.04

Total gain (loss) from investment operations	0.32		0.48		0.28

Less distributions from:
Net investment income	(0.23)		(0.48)		(0.24)
Net realized gains	—		(0.00	)(e)	—

Total distributions	(0.23)		(0.48)		(0.24)

Net asset value, end of period	$10.13		$10.04		$10.04

TOTAL RETURN	3.23	%(b)	4.87%		2.83	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$152,202		$163,035		$56,867
Ratio of expenses to average net assets before expense waiver and reimbursement	0.33	%(c)	0.40%		0.55	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.30	%(c)	0.30%		0.30	%(c)
Ratio of net investment income to average net assets	4.53	%(c)	4.76%		4.87	%(c)
Portfolio turnover rate	61%		82%		83%

	Retirement Class

	3/31/08		9/30/07		9/30/06	(d)

	(Unaudited	)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.05		$10.06		$10.00
Gain (loss) from investment operations:
Net investment income (a)	0.22		0.46		0.24
Net realized and unrealized gain (loss) on total investments	0.09		(0.00	)(e)	0.03

Total gain (loss) from investment operations	0.31		0.46		0.27

Less distributions from:
Net investment income	(0.22)		(0.47)		(0.21)
Net realized gains	—		(0.00	)(e)	—

Total distributions	(0.22)		(0.47)		(0.21)

Net asset value, end of period	$10.14		$10.05		$10.06

TOTAL RETURN	3.12	%(b)	4.63%		2.75	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$19,603		$12,785		$2,473
Ratio of expenses to average net assets before expense waiver and reimbursement	0.59	%(c)	0.67%		4.50	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.50	%(c)	0.50%		0.50	%(c)
Ratio of net investment income to average net assets	4.33	%(c)	4.58%		4.76	%(c)
Portfolio turnover rate	61%		82%		83%

202	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SHORT-TERM BOND FUND II ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/08		9/30/07		9/30/06	(d)

	(Unaudited	)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.05		$10.05		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.23		0.47		0.24
Net realized and unrealized gain (loss) on total investments	0.09		0.01		0.03

Total gain (loss) from investment operations	0.32		0.48		0.27

Less distributions from:
Net investment income	(0.23)		(0.48)		(0.22)
Net realized gains	—		(0.00	)(e)	—

Total distributions	(0.23)		(0.48)		(0.22)

Net asset value, end of period	$10.14		$10.05		$10.05

TOTAL RETURN	3.20	%(b)	4.86%		2.75	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$106,220		$101,059		$3,331
Ratio of expenses to average net assets before expense waiver and reimbursement	0.66	%(c)	0.76%		2.88	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.36	%(c)	0.34%		0.45	%(c)
Ratio of net investment income to average net assets	4.47	%(c)	4.69%		4.82	%(c)
Portfolio turnover rate	61%		82%		83%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	203

FINANCIAL HIGHLIGHTS	continued

HIGH-YIELD FUND II ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08		9/30/07	9/30/06	(d)

	(Unaudited	)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.94		$9.92	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.37		0.72	0.35
Net realized and unrealized gain (loss) on total investments	(0.64)		0.02	(0.08)

Total gain (loss) from investment operations	(0.27)		0.74	0.27

Less distributions from:
Net investment income	(0.37)		(0.72)	(0.35)
Net realized gains	(0.01)		—	—

Total distributions	(0.38)		(0.72)	(0.35)

Net asset value, end of period	$9.29		$9.94	$9.92

TOTAL RETURN	(2.74	)%(b)	7.66%	2.82	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$241,561		$228,834	$53,478
Ratio of expenses to average net assets before expense waiver and reimbursement	0.41	%(c)	0.49%	0.67	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40	%(c)	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	7.68	%(c)	7.30%	7.16	%(c)
Portfolio turnover rate	26	%(b)	43%	26%

	Retirement Class

	3/31/08		9/30/07	9/30/06	(d)

	(Unaudited	)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.95		$9.92	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.36		0.71	0.36
Net realized and unrealized gain (loss) on total investments	(0.65)		0.03	(0.12)

Total gain (loss) from investment operations	(0.29)		0.74	0.24

Less distributions from:
Net investment income	(0.36)		(0.71)	(0.32)
Net realized gains	(0.01)		—	—

Total distributions	(0.37)		(0.71)	(0.32)

Net asset value, end of period	$9.29		$9.95	$9.92

TOTAL RETURN	(2.95	)%(b)	7.61%	2.51	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$21,470		$15,869	$6,620
Ratio of expenses to average net assets before expense waiver and reimbursement	0.67	%(c)	0.73%	5.28	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.60	%(c)	0.60%	0.60	%(c)
Ratio of net investment income to average net assets	7.50	%(c)	7.10%	7.19	%(c)
Portfolio turnover rate	26	%(b)	43%	26%

204	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

HIGH-YIELD FUND II ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/08		9/30/07	9/30/06	(d)

	(Unaudited	)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.98		$9.94	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.37		0.72	0.35
Net realized and unrealized gain (loss) on total investments	(0.64)		0.03	(0.09)

Total gain (loss) from investment operations	(0.27)		0.75	0.26

Less distributions from:
Net investment income	(0.37)		(0.71)	(0.32)
Net realized gains	(0.01)		—	—

Total distributions	(0.38)		(0.71)	(0.32)

Net asset value, end of period	$9.33		$9.98	$9.94

TOTAL RETURN	(2.77	)%(b)	7.76%	2.72	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$112,679		$143,329	$2,819
Ratio of expenses to average net assets before expense waiver and reimbursement	0.71	%(c)	0.76%	3.56	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.49	%(c)	0.47%	0.55	%(c)
Ratio of net investment income to average net assets	7.57	%(c)	7.25%	7.13	%(c)
Portfolio turnover rate	26	%(b)	43%	26%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	205

FINANCIAL HIGHLIGHTS	continued

TAX-EXEMPT BOND FUND II ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08		9/30/07	9/30/06	(d)

	(Unaudited	)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.13		$10.19	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.18		0.38	0.19
Net realized and unrealized gain (loss) on total investments	(0.01)		(0.06)	0.19

Total gain (loss) from investment operations	0.17		0.32	0.38

Less distributions from:
Net investment income	(0.18)		(0.38)	(0.19)
Net realized gains	0.00	(e)	—	—

Total distributions	(0.18)		(0.38)	(0.19)

Net asset value, end of period	$10.12		$10.13	$10.19

TOTAL RETURN	1.73	%(b)	3.21%	3.85	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$78,045		$75,790	$51,414
Ratio of expenses to average net assets before expense waiver and reimbursement	0.38	%(c)	0.46%	0.63	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.35	%(c)	0.35%	0.35	%(c)
Ratio of net investment income to average net assets	3.53	%(c)	3.76%	3.79	%(c)
Portfolio turnover rate	34	%(b)	48%	73%

	Retail Class

	3/31/08		9/30/07	9/30/06	(d)

	(Unaudited	)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.14		$10.20	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.18		0.38	0.19
Net realized and unrealized gain (loss) on total investments	(0.01)		(0.06)	0.18

Total gain (loss) from investment operations	0.17		0.32	0.37

Less distributions from:
Net investment income	(0.18)		(0.38)	(0.17)
Net realized gains	0.00	(e)	—	—

Total distributions	(0.18)		(0.38)	(0.17)

Net asset value, end of period	$10.13		$10.14	$10.20

TOTAL RETURN	1.70	%(b)	3.16%	3.77	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$185,027		$179,606	$4,302
Ratio of expenses to average net assets before expense waiver and reimbursement	0.63	%(c)	0.72%	2.93	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40	%(c)	0.39%	0.50	%(c)
Ratio of net investment income to average net assets	3.49	%(c)	3.76%	3.77	%(c)
Portfolio turnover rate	34	%(b)	48%	73%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

206	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

[This page intentionally left blank.]

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	207

FINANCIAL HIGHLIGHTS	continued

INFLATION-LINKED BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.12		$10.08	$10.69	$10.75	$10.51	$10.12

Gain (loss) from investment operations:
Net investment income (a)	0.22		0.41	0.56	0.43	0.45	0.37
Net realized and unrealized gain (loss) on total investments	0.69		0.03	(0.39)	0.12	0.30	0.31

Total gain (loss) from investment operations	0.91		0.44	0.17	0.55	0.75	0.68

Less distributions from:
Net investment income	(0.06)		(0.40)	(0.57)	(0.46)	(0.42)	(0.29)
Net realized gains	—		—	(0.21)	(0.15)	(0.09)	—

Total distributions	(0.06)		(0.40)	(0.78)	(0.61)	(0.51)	(0.29)

Net asset value, end of period	$10.97		$10.12	$10.08	$10.69	$10.75	$10.51

TOTAL RETURN	10.50	%(b)	4.51%	1.70%	5.19%	7.36%	6.82%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$465,391		$438,862	$363,157	$325,636	$382,305	$223,138
Ratio of expenses to average net assets before expense waiver and reimbursement	0.35	%(c)	0.36%	0.28%	0.14%	0.15%	0.15%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.35	%(c)	0.35%	0.28%	0.14%	0.14%	0.14%
Ratio of net investment income to average net assets	4.04	%(c)	4.07%	5.46%	3.97%	4.27%	3.56%
Portfolio turnover rate	9%		26%	83%	239%	151%	210%

	Retirement Class

	3/31/08		9/30/07	9/30/06	(d)

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.23		$10.19	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.23		0.45	0.31
Net realized and unrealized gain (loss) on total investments	0.68		(0.02)	0.09

Total gain (loss) from investment operations	0.91		0.43	0.40

Less distributions from:
Net investment income	(0.05)		(0.39)	(0.21)
Net realized gains	—		—	—

Total distributions	(0.05)		(0.39)	(0.21)

Net asset value, end of period	$11.09		$10.23	$10.19

TOTAL RETURN	10.43	%(b)	4.29%	4.04	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$65,825		$17,840	$5,661
Ratio of expenses to average net assets before expense waiver and reimbursement	0.60	%(c)	0.61%	2.44	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.58	%(c)	0.55%	0.55	%(c)
Ratio of net investment income to average net assets	4.29	%(c)	4.47%	6.08	%(c)
Portfolio turnover rate	9%		26%	83%

208	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

INFLATION-LINKED BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.96		$9.93	$10.54	$10.63	$10.39	$10.12

Gain (loss) from investment operations:
Net investment income (a)	0.22		0.38	0.54	0.43	0.49	0.40
Net realized and unrealized gain (loss) on total investments	0.67		0.04	(0.39)	0.11	0.24	0.26

Total gain (loss) from investment operations	0.89		0.42	0.15	0.54	0.73	0.66

Less distributions from:
Net investment income	(0.05)		(0.39)	(0.55)	(0.48)	(0.40)	(0.39)
Net realized gains	—		—	(0.21)	(0.15)	(0.09)	—

Total distributions	(0.05)		(0.39)	(0.76)	(0.63)	(0.49)	(0.39)

Net asset value, end of period	$10.80		$9.96	$9.93	$10.54	$10.63	$10.39

TOTAL RETURN	10.53	%(b)	4.35%	1.53%	5.14%	7.20%	6.64%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$100,820		$56,824	$59,388	$70,277	$95,536	$20,193
Ratio of expenses to average net assets before expense waiver and reimbursement	0.58	%(c)	0.63%	0.47%	0.30%	0.33%	0.31%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.44	%(c)	0.48%	0.43%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	4.17	%(c)	3.85%	5.32%	4.04%	4.67%	3.93%
Portfolio turnover rate	9%		26%	83%	239%	151%	210%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retirement Class commenced operations on March 31, 2006.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report 209

FINANCIAL HIGHLIGHTS	continued

MONEY MARKET FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/08		9/30/07	9/30/06	9/30/05	9/30/04	9/30/03

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Gain (loss) from investment operations:
Net investment income (a)	0.02		0.05	0.05	0.03	0.01	0.01
Net realized and unrealized gain (loss) on total investments	—		—	—	—	—	—

Total gain (loss) from investment operations	0.02		0.05	0.05	0.03	0.01	0.01

Less distributions from:
Net investment income	(0.02)		(0.05)	(0.05)	(0.03)	(0.01)	(0.01)
Net realized gains	—		—	—	—	—	—

Total distributions	(0.02)		(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	2.22	%(b)	5.37%	4.70%	2.68%	1.10%	1.27%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$263,799		$235,421	$272,119	$200,545	$179,775	$175,247
Ratio of expenses to average net assets before expense waiver and reimbursement	0.14	%(c)	0.14%	0.14%	0.09%	0.09%	0.10%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.14	%(c)	0.14%	0.13%	0.09%	0.09%	0.09%
Ratio of net investment income to average net assets	4.39	%(c)	5.21%	4.65%	2.65%	1.10%	1.27%

	Retirement Class

	3/31/08		9/30/07	9/30/06(d)

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$1.00		$1.00	$1.00

Gain (loss) from investment operations:
Net investment income (a)	0.02		0.05	0.03
Net realized and unrealized gain (loss) on total investments	—		—	—

Total gain (loss) from investment operations	0.02		0.05	0.03

Less distributions from:
Net investment income	(0.02)		(0.05)	(0.03)
Net realized gains	—		—	—

Total distributions	(0.02)		(0.05)	(0.03)

Net asset value, end of period	$1.00		$1.00	$1.00

TOTAL RETURN	2.11	%(b)	5.12%	2.45	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$94,418		$98,903	$43,804
Ratio of expenses to average net assets before expense waiver and reimbursement	0.39	%(c)	0.39%	0.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.36	%(c)	0.35%	0.35	%(c)
Ratio of net investment income to average net assets	4.20	%(c)	5.01%	5.07	%(c)

210	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	concluded

MONEY MARKET FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/08		9/30/07	9/30/06(d)

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$1.00		$1.00	$1.00

Gain (loss) from investment operations:
Net investment income (a)	0.02		0.05	0.03
Net realized and unrealized gain (loss) on total investments	—		—	—

Total gain (loss) from investment operations	0.02		0.05	0.03

Less distributions from:
Net investment income	(0.02)		(0.05)	(0.03)
Net realized gains	—		—	—

Total distributions	(0.02)		(0.05)	(0.03)

Net asset value, end of period	$1.00		$1.00	$1.00

TOTAL RETURN	2.18	%(b)	5.25%	2.53	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,161,443		$1,034,417	$127,318
Ratio of expenses to average net assets before expense waiver and reimbursement	0.40	%(c)	0.43%	0.25	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.22	%(c)	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	4.30	%(c)	5.11%	5.16	%(c)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retirement Class and Retail Class commenced operations on March 31, 2006.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	211

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Note 1—organization and significant accounting policies

TIAA-CREF Institutional Mutual Funds (the “Funds” or individually, the “Fund”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end investment company. The Funds currently consist of forty-two series. Ten Funds, known as the TIAA-CREF Lifecycle Funds, are presented in a separate shareholder report.

At the commencement of operations of each of these Funds and classes, Teachers Insurance and Annuity Association of America (“TIAA”), an affiliate, invested in each Fund. As of March 31, 2008, TIAA had investments in the Funds as follows:

	Value of TIAA’s investments at March 31, 2008

Underlying Fund	Institutional Class	Retirement Class	Retail Class	Total

Growth & Income
Market Value	—	—	$599,507	$599,507
Outstanding Shares	—	—	54,352	54,352
% of Fund	—	—	0.06%	0.06%

International Equity
Market Value	—	—	$614,381	$614,381
Outstanding Shares	—	—	73,933	73,933
% of Fund	—	—	0.02%	0.02%

Large-Cap Growth
Market Value	$9,850,869	$544,271	$545,841	$10,940,981
Outstanding Shares	958,256	53,203	53,149	1,064,608
% of Fund	1.62%	0.09%	0.09%	1.80%

Large-Cap Growth Index
Market Value	$873,416	$154,208	—	$1,027,624
Outstanding Shares	72,303	12,692	—	84,995
% of Fund	0.24%	0.04%	—	0.28%

Large-Cap Value Index
Market Value	—	$178,460	—	$178,460
Outstanding Shares	—	12,885	—	12,885
% of Fund	—	0.04%	—	0.04%

Equity Index
Market Value	—	$519,615	$521,206	$1,040,821
Outstanding Shares	—	52,914	52,968	105,882
% of Fund	—	0.04%	0.04%	0.08%

Mid-Cap Growth Index
Market Value	$30,900,912	$201,822	—	$31,102,734
Outstanding Shares	2,319,888	15,243	—	2,335,131
% of Fund	45.62%	0.30%	—	45.92%

Mid-Cap Value Index
Market Value	$46,541,108	$203,069	—	$46,744,177
Outstanding Shares	3,407,109	14,662	—	3,421,771
% of Fund	26.55%	0.12%	—	26.67%

Mid-Cap Blend Index
Market Value	$16,568,494	$205,556	—	$16,774,050
Outstanding Shares	1,045,991	12,879	—	1,058,870
% of Fund	9.45%	0.12%	—	9.57%

Small-Cap Growth Index
Market Value	$79,084,345	$194,221	—	$79,278,566
Outstanding Shares	6,261,627	14,344	—	6,275,971
% of Fund	63.95%	0.16%	—	64.11%

Small-Cap Value Index
Market Value	$68,617,317	$186,993	—	$68,804,310
Outstanding Shares	6,277,888	16,846	—	6,294,734
% of Fund	44.77%	0.12%	—	44.89%

Small-Cap Blend Index
Market Value	$19,037,997	$185,382	—	$19,223,379
Outstanding Shares	1,471,252	14,282	—	1,485,534
% of Fund	8.80%	0.09%	—	8.89%

International Equity Index
Market Value	$13,744,988	$231,840	—	$13,976,828
Outstanding Shares	678,095	11,254	—	689,349
% of Fund	1.55%	0.03%	—	1.58%

	Value of TIAA’s investments at March 31, 2008

Underlying Fund	Institutional Class	Retirement Class	Retail Class	Total

Enhanced International Equity Index
Market Value	$26,521,452	—	—	$26,521,452
Outstanding Shares	3,003,562	—	—	3,003,562
% of Fund	53.36%	—	—	53.36%

Enhanced Large-Cap Growth Index
Market Value	$17,953,295	—	—	$17,953,295
Outstanding Shares	2,003,716	—	—	2,003,716
% of Fund	33.99%	—	—	33.99%

Enhanced Large-Cap Value Index
Market Value	$18,103,523	—	—	$18,103,523
Outstanding Shares	2,004,820	—	—	2,004,820
% of Fund	35.79%	—	—	35.79%

Social Choice Equity
Market Value	—	—	$516,582	$516,582
Outstanding Shares	—	—	52,712	52,712
% of Fund	—	—	0.09%	0.09%

Real Estate Securities
Market Value	$221,952	$220,371	$17,700,321	$18,142,644
Outstanding Shares	20,251	19,554	1,622,394	1,662,199
% of Fund	0.04%	0.04%	3.23%	3.31%

Managed Allocation II
Market Value	$2,178,734	$541,882	$544,373	$3,264,989
Outstanding Shares	217,439	54,080	54,220	325,739
% of Fund	0.37%	0.09%	0.09%	0.55%

Bond
Market Value	—	$564,156	$565,657	$1,129,813
Outstanding Shares	—	54,719	54,918	109,637
% of Fund	—	0.03%	0.03%	0.06%

Bond Plus II
Market Value	$54,051,801	$549,173	$550,580	$55,151,554
Outstanding Shares	5,426,888	55,083	55,168	5,537,139
% of Fund	10.09%	0.10%	0.10%	10.29%

Short-Term Bond II
Market Value	$54,548,605	$554,325	$555,970	$55,658,900
Outstanding Shares	5,384,857	54,667	54,829	5,494,353
% of Fund	19.62%	0.20%	0.20%	20.02%

High-Yield II
Market Value	$52,753,902	$535,297	$538,123	$53,827,322
Outstanding Shares	5,678,569	57,621	57,677	5,793,867
% of Fund	14.04%	0.14%	0.14%	14.32%

Tax-Exempt Bond II
Market Value	$53,970,197	—	$544,361	$54,514,558
Outstanding Shares	5,333,023	—	53,738	5,386,761
% of Fund	20.52%	—	0.21%	20.73%

Inflation-Linked Bond
Market Value	—	$599,116	—	$599,116
Outstanding Shares	—	54,023	—	54,023
% of Fund	—	0.09%	—	0.09%

Money Market
Market Value	—	$549,704	$551,254	$1,100,958
Outstanding Shares	—	549,704	551,254	1,100,958
% of Fund	—	0.04%	0.04%	0.08%

212	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of TIAA. TPIS is registered with the Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”), formerly, National Association of Security Dealers. Teachers Advisors Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to three share classes, although any one Fund may not necessarily offer all three classes. The Funds may offer Institutional, Retirement and Retail classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

On April 20, 2007, each series of the TIAA-CREF Mutual Funds (the “Target Funds”) was reorganized into a corresponding series of Funds (the “Acquiring Funds”) pursuant to an Agreement and Plan of Reorganization and Termination, which was approved by the Target Funds’ shareholders on April 3, 2007. The transaction was structured to qualify as tax-free under the Internal Revenue Code of 1986. The tax-free exchange of shares by the Acquiring Funds for the assets and liabilities of the Target Funds on the date of the reorganization was as follows:

Acquiring Fund	Target Fund	Shares Issued by Acquiring Fund	Total Net Assets of the Target Funds	Unrealized Appreciation (Depreciation) Included in the Target Funds Total Net Assets	Pre-merger Total Net Assets of the Acquiring Funds	Post-merger Total Net Assets of the Acquiring Funds

Growth & Income Fund	Growth & Income Fund	50,594,966	$574,720,948	$108,823,774	$236,336,007	$811,056,955
International Equity Fund	International Equity Fund	50,200,030	574,321,394	108,588,935	1,542,353,663	2,116,675,057
Large-Cap Growth Fund	Growth Equity Fund	49,471,820	532,066,693	70,588,912	28,139,502	560,206,195
Equity Index Fund	Equity Index Fund	36,198,059	409,385,759	119,967,879	824,262,462	1,233,648,221
Social Choice Equity Fund	Social Choice Equity Fund	15,186,540	171,001,312	32,364,756	268,775,021	439,776,333
Managed Allocation Fund II	Managed Allocation Fund	54,926,552	591,552,292	49,366,086	32,935,811	624,488,103
Bond Plus Fund II	Bond Plus Fund	49,007,443	495,501,026	(1,501,082)	79,104,306	574,605,332
Short-Term Bond Fund II	Short-Term Bond Fund	17,842,040	179,229,547	(396,997)	89,268,507	268,498,054
High-Yield Fund II	High-Yield Bond Fund	26,660,864	273,828,126	6,618,138	97,874,440	371,702,566
Tax-Exempt Bond Fund II	Tax-Exempt Bond Fund	18,942,328	192,242,731	1,049,191	62,197,829	254,440,560
Money Market Fund	Money Market Fund	702,860,777	702,860,777	—	490,770,002	1,193,630,779

The accompanying financial statements were prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Valuation of investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Fund), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. For the Money Market Fund, all of its investments are valued using the amortized cost. Investments in registered investment companies are valued at net asset value on the valuation date. Net asset value of underlying funds is calculated as of the close of business of the New York Stock Exchange (generally 4:00 pm Eastern Time). Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges.

Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

Accounting for investments and investment income: Securities transactions and investments in underlying funds are accounted for as of the trade date. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Dividends and distributions from underlying funds are recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method.

Distributions received from Real Estate Investment Trusts (“REITs”) are recorded on the ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, realized gains and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by each REIT, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported.

Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for Service Agreement Fees, Distribution Fees and Transfer Agency Fees and Expenses, which are unique to each class of shares.

Mortgage dollar roll transactions: The Funds may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery and contracts to repurchase substantially

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	213

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Funds’ policy is to record the dollar rolls using “to be announced’’ mortgage-backed securities as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar roll commitments. In addition, the Funds may receive compensation that is recorded as deferred income and amortized to income over the roll period. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing their yields.

Cash: The Funds may hold cash in their account with the custodian. The Funds, throughout the period, may have a cash overdraft balance. A fee is incurred on this overdraft.

Foreign currency transactions and translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward foreign currency contracts: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency contracts which is typically limited to the unrealized gain on each open contract.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of assets and liabilities. There were no open forward foreign currency contracts for the period ended March 31, 2008.

Securities lending: The Funds may lend portfolio securities to qualified financial institutions and brokers. By lending such securities, the Funds attempt to increase their net investment income through the receipt of interest (after rebates and fees) on collateral. Such income is reflected separately on the Statement of operations. The value of loaned securities and the liability related to the cash collateral received are reflected on the Statements of Assets and Liabilities. These loans are secured by collateral equal to at least 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of securities loaned for foreign securities. All cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio.

Futures contracts: The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Securities purchased on a when-issued or delayed delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Funds to greater risk that such transactions may not be consummated.

Treasury Inflation-Protected Securities: The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S.

214	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

continued

Consumer Price Index. The adjustments for interest income due to inflation are reflected in interest income in the Statements of Operations.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually for each of the Funds, except for the Growth & Income, Real Estate Securities, Managed Allocation II and the Inflation-Linked Bond Funds for which distributions are declared and paid quarterly; for the Bond Plus II, Short-Term Bond II, High-Yield II, Tax-Exempt Bond II and the Bond Funds, where distributions are declared and paid monthly; and for the Money Market Fund where distributions are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds.

Accumulated undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary and permanent book and tax differences. Temporary differences will reverse in subsequent periods and are generally due to differing book and tax treatments for the timing and recognition of gains and losses on securities, forwards, and futures, including Post October losses. Permanent differences will result in reclassifications among the respective components of net assets and are generally due to REITs adjustments, foreign currency transactions, distribution reclassifications, and gains on certain equity securities designated and issued by “passive foreign investment companies.”

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Fair value measurement: In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Account Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a frame work for measure fair value under U.S. generally accepted accounting principles (“GAAP”) and expands disclosure about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Application of SFAS 157 is effective for the TIAA-CREF Institutional Mutual Funds Enhanced International Equity Index Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (collectively, “Enhanced Index Funds”). This guidance is not yet effective for all other Funds reporting as of March 31, 2008 and management is still assessing the impact SFAS 157 on those funds.

Various inputs are used in determining the value of the Enhanced Index Fund’s investments. These inputs are summarized in the three broad levels below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Enhanced Index Funds’ investments as of March 31, 2008:

	Investments in Securities	Other Financial Instruments*

Enhanced International Equity Index
Level 1	$49,476,498	$—
Level 2	—	—
Level 3	—	—

Total	$49,476,498	—

Enhanced Large-Cap Growth Equity Index
Level 1	$52,645,203	$—
Level 2	3,080,000	—
Level 3	—	—

Total	$55,725,203	—

Enhanced Large-Cap Value Equity Index
Level 1	$50,363,004	$—
Level 2	3,020,000	—
Level 3	—	—

Total	$53,383,004	—

*

Other financial instruments are derivative instruments not reflected in the statement of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report	215

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

organizational documents, the trustees and officers of the TIAA-CREF Institutional Mutual Funds are indemnified against certain liabilities that may arise out of their duties to the TIAA-CREF Institutional Mutual Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—investment adviser and affiliates

Under the terms of the Funds’ Investment Management Agreements, Advisors provides asset management services to each Fund for an annual fee, payable monthly. Under the terms of the Funds’ Service Agreement, the Retirement Class of each Fund incurs an annual fee, payable monthly, for certain administrative costs associated with offering Retirement Class shares on retirement plan or other platforms. Under the terms of a Distribution (12b-1) Plan, the Retail Class of each Fund reimburses TPIS for amounts incurred up to 0.25% of average daily net assets to distribute the Retail Class of each Fund. TPIS has agreed to waive reimbursement under the Distribution Plan. Advisors has agreed to reimburse each Fund if its expense ratio exceeds certain percentages. For the period ended March 31, 2008, the Investment Management Fee, Service Agreement Fee, Distribution Fee and maximum expense amounts (after waivers and reimbursments) are equal to the following noted annual percentage of average daily net assets for each class:

For the period from October 1, 2007 to January 31, 2008:

	Investment Management Fee Range		Service Agreement Fee	Maximum Distribution Fee	Maximum Expense Amounts

Fund			Retire- ment Class	Retail Class	Institu- tional Class	#	Retire- ment Class	#	Retail Class	‡

Growth Equity	0.08%		—	—	0.14%		—		—
Growth & Income*	0.39–0.45	†	0.25%	0.25%	0.13		0.38%		0.24%
International Equity*	0.44–0.50		0.25	0.25	0.60		0.80		0.80
Large-Cap Growth*	0.39–0.45	†	0.25	0.25	0.13		0.38		0.21
Large-Cap Value*	0.39–0.45		0.25	0.25	0.50		0.75		0.80
Mid-Cap Growth*	0.42–0.48		0.25	0.25	0.55		0.78		0.70
Mid-Cap Value*	0.42–0.48		0.25	0.25	0.55		0.78		0.85
Small-Cap Equity*	0.42–0.48		0.25	0.25	0.55		0.78		0.85
Large-Cap Growth Index	0.04		0.25	—	0.08		0.33		—
Large-Cap Value Index	0.04		0.25	—	0.08		0.33		—
Equity Index	0.04		0.25	0.25	0.08		0.33		0.24
S&P 500 Index	0.04		0.25	—	0.08		0.33		—
Mid-Cap Growth Index	0.04		0.25	—	0.08		0.33		—
Mid-Cap Value Index	0.04		0.25	—	0.08		0.33		—
Mid-Cap Blend Index	0.04		0.25	—	0.08		0.33		—
Small-Cap Growth Index	0.04		0.25	—	0.08		0.33		—
Small-Cap Value Index	0.04		0.25	—	0.08		0.33		—
Small-Cap Blend Index	0.04		0.25	—	0.08		0.33		—
International Equity Index	0.04		0.25	—	0.15		0.34		—
Enhanced International Equity Index§	0.45		—	—	0.55		—		—
Enhanced Large-Cap Growth Index§	0.35		—	—	0.40		—		—
Enhanced Large-Cap Value Index§	0.35		—	—	0.40		—		—
Social Choice Equity	0.15		0.25	0.25	0.20		0.45		0.21
Real Estate Securities*	0.44–0.50		0.25	0.25	0.55		0.80		0.90
Managed Allocation II	—		0.25	0.25	0.00		0.25		0.00
Bond*	0.27–0.30		0.25	0.25	0.35		0.60		0.60
Bond Plus II*	0.27–0.30		0.25	0.25	0.35		0.55		0.41
Short-Term Bond II*	0.22–0.25		0.25	0.25	0.30		0.50		0.34
High-Yield II*	0.32–0.35		0.25	0.25	0.40		0.60		0.47
Tax-Exempt Bond II*	0.27–0.30		—	0.25	0.35		—		0.39
Inflation-Linked Bond*	0.27–0.30		0.25	0.25	0.35		0.55		0.50
Money Market	0.10		0.25	0.25	0.15		0.35		0.30

*	These Funds are subject to a breakpoint schedule on their management fees, which reduce these fees as the Fund’s net assets increase.

†	0.08% after waiver, through April 30, 2008.

‡	Maximum expense amounts reflect all expenses, including investment management fees.

#	Maximum expense amounts reflect all expenses, excluding investment management fees.

§	Fund’s inception was November 30, 2007.

216	2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

continued

Effective February 1, 2008:

	Investment Management Fee Range		Service Agreement Fee	Maximum Distribution Fee	Maximum Expense Amounts‡

Fund			Retire- ment Class	Retail Class	Institu- tional Class	Retire- ment Class	Retail Class

Growth Equity	0.08%		—	—	0.15%	—	—
Growth & Income*	0.39–0.45	†	0.25%	0.25%	0.52	0.77%	0.66%
International Equity*	0.44–0.50		0.25	0.25	0.60	0.85	0.74
Large-Cap Growth*	0.39–0.45	†	0.25	0.25	0.52	0.77	0.66
Large-Cap Value*	0.39–0.45		0.25	0.25	0.52	0.77	0.66
Mid-Cap Growth*	0.42–0.48		0.25	0.25	0.55	0.80	0.69
Mid-Cap Value*	0.42–0.48		0.25	0.25	0.55	0.80	0.69
Small-Cap Equity*	0.42–0.48		0.25	0.25	0.55	0.80	0.69
Large-Cap Growth Index	0.04		0.25	—	0.09	0.34	—
Large-Cap Value Index	0.04		0.25	—	0.09	0.34	—
Equity Index	0.04		0.25	0.25	0.09	0.34	0.23
S&P 500 Index	0.04		0.25	—	0.09	0.34	—
Mid-Cap Growth Index	0.04		0.25	—	0.09	0.34	—
Mid-Cap Value Index	0.04		0.25	—	0.09	0.34	—
Mid-Cap Blend Index	0.04		0.25	—	0.09	0.34	—
Small-Cap Growth Index	0.04		0.25	—	0.09	0.34	—
Small-Cap Value Index	0.04		0.25	—	0.09	0.34	—
Small-Cap Blend Index	0.04		0.25	—	0.09	0.34	—
International Equity Index	0.04		0.25	—	0.15	0.40	—
Enhanced International Equity Index§	0.45		—	—	0.52	—	—
Enhanced Large-Cap Growth Index§	0.35		—	—	0.40	—	—
Enhanced Large-Cap Value Index§	0.35		—	—	0.40	—	—
Social Choice Equity	0.15		0.25	0.25	0.22	0.47	0.36
Real Estate Securities*	0.44–0.50		0.25	0.25	0.57	0.82	0.71
Managed Allocation II	—		0.25	0.25	0.00	0.25	0.00
Bond*	0.27–0.30		0.25	0.25	0.35	0.60	0.45
Bond Plus II*	0.27–0.30		0.25	0.25	0.35	0.60	0.45
Short-Term Bond II*	0.22–0.25		0.25	0.25	0.30	0.55	0.40
High-Yield II*	0.32–0.35		0.25	0.25	0.40	0.65	0.50
Tax-Exempt Bond II*	0.27–0.30		—	0.25	0.35	—	0.45
Inflation-Linked Bond*	0.27–0.30		0.25	0.25	0.35	0.60	0.45
Money Market	0.10		0.25	0.25	0.15	0.40	0.25

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of fund expenses are disclosed as due to affiliates on the Statement of Assets and Liabilities.

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report     217

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The following is information about the investments of the TIAA-CREF Lifecycle Funds, a group of affiliated fund-of-funds, in the Funds’ Institutional Class as of March 31, 2008:

	Value of TIAA-CREF Lifecycle Funds’ investments

Underlying Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund	Retirement Income

Growth Equity:
Market Value	$57,383,209	$54,780,076	$54,208,610	$51,050,220	$51,910,814	$45,509,358	$64,532,293	$542,350	$542,476	$1,257,709
Outstanding Shares	7,347,402	7,014,094	6,940,923	6,536,520	6,646,711	5,827,062	8,262,778	69,443	69,459	161,038
% of Fund	13.99%	13.35%	13.21%	12.44%	12.65%	11.09%	15.73%	0.13%	0.13%	0.31%

Growth & Income:
Market Value	$2,440,423	$2,683,184	$2,362,941	$2,225,776	$1,963,355	$3,243,717	$5,625,567	$8,097	$10,759	$295,308
Outstanding Shares	265,841	292,286	257,401	242,459	213,873	353,346	612,807	882	1,172	32,169
% of Fund	1.94%	2.13%	1.88%	1.77%	1.56%	2.58%	4.47%	0.01%	0.01%	0.23%

International Equity:
Market Value	$40,373,904	$38,713,976	$38,568,775	$36,297,389	$36,838,519	$32,286,141	$45,652,912	$363,799	$365,856	$820,143
Outstanding Shares	3,483,512	3,340,291	3,327,763	3,131,785	3,178,474	2,785,689	3,938,992	31,389	31,567	70,763
% of Fund	4.94%	4.74%	4.72%	4.45%	4.51%	3.95%	5.59%	0.04%	0.04%	0.10%

Large-Cap Value:
Market Value	$52,592,611	$50,649,271	$50,122,842	$47,224,680	$47,982,383	$42,077,877	$59,668,375	$521,523	$521,649	$1,248,675
Outstanding Shares	3,951,361	3,805,355	3,765,803	3,548,060	3,604,987	3,161,373	4,482,973	39,183	39,192	93,815
% of Fund	10.14%	9.76%	9.66%	9.10%	9.25%	8.11%	11.50%	0.10%	0.10%	0.24%

Mid-Cap Growth:
Market Value	$167,066	$193,615	$236,873	$423,923	$148,848	$373,966	$740,296	$1,168	$1,375	$3,686
Outstanding Shares	9,938	11,518	14,091	25,218	8,855	22,247	44,039	70	82	219
% of Fund	0.32%	0.37%	0.45%	0.81%	0.29%	0.72%	1.42%	0.00%	0.00%	0.01%

Mid-Cap Value:
Market Value	$118,683	$139,105	$102,664	$95,575	$105,288	$101,949	$322,400	$807	$964	$2,031
Outstanding Shares	7,154	8,385	6,188	5,761	6,346	6,145	19,433	49	58	122
% of Fund	0.15%	0.18%	0.13%	0.12%	0.13%	0.13%	0.41%	0.00%	0.00%	0.00%

Small-Cap Equity:
Market Value	$10,009,069	$9,182,637	$9,045,234	$8,570,816	$8,737,236	$7,815,189	$11,465,650	$98,486	$98,539	$242,113
Outstanding Shares	809,795	742,932	731,815	693,432	706,896	632,297	927,642	7,968	7,972	19,588
% of Fund	5.68%	5.21%	5.14%	4.87%	4.96%	4.44%	6.51%	0.06%	0.06%	0.14%

Enhanced International Equity Index:
Market Value	$2,678,778	$2,544,958	$2,492,920	$2,572,241	$2,375,554	$2,105,420	$3,001,015	$24,878	$24,958	$64,860
Outstanding Shares	303,372	288,217	282,324	291,307	269,032	238,439	339,866	2,817	2,827	7,345
% of Fund	5.39%	5.12%	5.02%	5.18%	4.78%	4.24%	6.04%	0.05%	0.05%	0.13%

Enhanced Large-Cap Growth Index:
Market Value	$4,114,929	$4,007,345	$3,976,627	$3,960,110	$3,828,383	$3,554,592	$4,686,366	$37,930	$38,080	$96,229
Outstanding Shares	459,256	447,248	443,820	441,977	427,275	396,718	523,032	4,233	4,250	10,740
% of Fund	7.79%	7.59%	7.53%	7.50%	7.25%	6.73%	8.87%	0.07%	0.07%	0.18%

Enhanced Large-Cap Value Index:
Market Value	$3,623,147	$3,595,922	$3,616,036	$3,498,400	$3,786,232	$3,344,184	$4,540,944	$38,246	$36,337	$126,024
Outstanding Shares	401,234	398,219	400,447	387,420	419,295	370,342	502,873	4,235	4,024	13,956
% of Fund	7.16%	7.11%	7.15%	6.92%	7.48%	6.61%	8.98%	0.08%	0.07%	0.25%

Bond:
Market Value	$102,711,234	$76,618,098	$57,789,737	$37,596,134	$19,965,997	$9,405,404	$13,529,429	$107,257	$107,174	$4,383,728
Outstanding Shares	10,129,313	7,556,025	5,699,185	3,707,706	1,969,033	927,555	1,334,263	10,578	10,569	432,320
% of Fund	5.61%	4.19%	3.16%	2.05%	1.09%	0.51%	0.74%	0.01%	0.01%	0.24%

Short-Term Bond II:
Market Value	$16,757,970	$8,937,101	$2,818,628	—	—	—	—	—	—	$767,913
Outstanding Shares	1,654,291	882,241	278,246	—	—	—	—	—	—	75,806
% of Fund	11.01%	5.87%	1.85%	—	—	—	—	—	—	0.50%

High-Yield II:
Market Value	$9,705,860	$8,912,989	$8,986,319	$7,966,643	$7,375,944	$6,252,143	$8,982,246	$72,411	$71,891	$200,768
Outstanding Shares	1,044,764	959,418	967,311	857,550	793,966	672,997	966,873	7,795	7,739	21,611
% of Fund	4.02%	3.69%	3.72%	3.30%	3.05%	2.59%	3.72%	0.03%	0.03%	0.08%

Inflation-Linked Bond:
Market Value	$21,418,034	$10,055,004	$2,829,020	—	—	—	—	—	—	$614,092
Outstanding Shares	1,952,419	916,591	257,887	—	—	—	—	—	—	55,979
% of Fund	4.60%	2.16%	0.61%	—	—	—	—	—	—	0.13%

Money Market:
Market Value	$281,185	—	—	—	—	—	—	—	—	$202,286
Outstanding Shares	281,185	—	—	—	—	—	—	—	—	202,286
% of Fund	0.11%	—	—	—	—	—	—	—	—	0.08%

218     2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

continued

The following shows information about the investment of the TIAA-CREF Institutional Managed Allocation Fund II, an affiliated fund-of-funds, in the Funds’ Institutional Class as of March 31, 2008:

Underlying Fund	Value of Managed Allocation II’s Investments

Growth & Income Fund
Market Value	$1,662,221
Outstanding Shares	181,097
% of Fund	1.32%

International Equity Fund
Market Value	$61,681,321
Outstanding Shares	5,321,943
% of Fund	7.55%

Large-Cap Growth Fund
Market Value	$141,002,867
Outstanding Shares	13,716,232
% of Fund	92.97%

Large-Cap Value Fund
Market Value	$128,557,211
Outstanding Shares	9,658,693
% of Fund	24.78%

Mid-Cap Growth Fund
Market Value	$367,663
Outstanding Shares	21,872
% of Fund	0.70%

Mid-Cap Value Fund
Market Value	$256,507
Outstanding Shares	15,462
% of Fund	0.33%

Small-Cap Equity Fund
Market Value	$24,160,001
Outstanding Shares	1,954,692
% of Fund	13.72%

Enhanced International Equity Index Fund
Market Value	$5,283,727
Outstanding Shares	598,383
% of Fund	10.63%

Enhanced Large-Cap Growth Index Fund
Market Value	$6,555,487
Outstanding Shares	731,639
% of Fund	12.41%

Enhanced Large-Cap Value Index Fund
Market Value	$6,274,221
Outstanding Shares	694,819
% of Fund	12.40%

Bond Plus Fund II
Market Value	$212,136,649
Outstanding Shares	21,298,860
% of Fund	79.48%

Short-Term Bond Fund II
Market Value	$64,061
Outstanding Shares	6,324
% of Fund	0.04%

High-Yield Fund II
Market Value	$8,056
Outstanding Shares	867
% of Fund	0.00%

The following shows information about the investment of TIAA-CREF Institutional Bond Plus Fund II in the Institutional Class of TIAA-CREF High-Yield Fund II as of March 31, 2008:

High-Yield Fund II
Market Value	$3,892,403
Outstanding Shares	418,988
% of Fund	0.73%

Note 3—investments

At March 31, 2008, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Growth Equity	$448,898,640	$17,253,689	$(23,384,309)	$(6,130,620)
Growth & Income	900,900,168	124,776,969	(31,413,187)	93,363,782
International Equity	2,870,946,477	62,927,259	(133,701,285)	(70,774,026)
Large-Cap Growth	634,867,059	42,772,685	(32,692,515)	10,080,170
Large-Cap Value	1,278,762,438	47,133,881	(151,051,811)	(103,917,930)
Mid-Cap Growth	579,528,159	37,522,243	(45,276,685)	(7,754,442)
Mid-Cap Value	986,476,343	76,502,798	(103,939,965)	(27,437,167)
Small-Cap Equity	665,522,387	31,894,547	(76,165,327)	(44,270,780)
Large-Cap Growth Index	389,473,584	33,721,869	(33,740,779)	(18,910)
Large-Cap Value Index	494,037,960	41,258,650	(68,827,858)	(27,569,208)
Equity Index	1,117,797,018	284,274,769	(97,991,501)	186,283,268
S&P 500 Index	1,140,579,630	151,254,705	(111,975,947)	39,278,758
Mid-Cap Growth Index	94,745,701	9,215,762	(6,302,904)	2,912,858
Mid-Cap Value Index	229,067,527	12,616,890	(30,991,461)	(18,374,571)
Mid-Cap Blend Index	206,803,458	24,391,356	(20,899,352)	3,492,004
Small-Cap Growth Index	189,658,437	19,874,066	(20,482,429)	(608,363)
Small-Cap Value Index	232,555,609	11,308,870	(32,928,960)	(21,620,090)
Small-Cap Blend Index	308,481,310	24,725,098	(44,161,962)	(19,436,864)
International Equity Index	991,703,805	129,984,041	(44,031,539)	85,952,502
Enhanced International Equity Index	52,085,796	780,725	(3,390,023)	(2,609,298)
Enhanced Large-Cap Growth Index	57,690,796	310,394	(2,275,987)	(1,965,593)
Enhanced Large-Cap Value Index	55,267,629	437,044	(2,321,669)	(1,884,625)
Social Choice Equity	557,691,162	64,934,866	(66,479,783)	(1,544,917)
Real Estate Securities	659,364,269	10,092,576	(62,547,419)	(52,454,843)
Managed Allocation II	612,722,324	8,796,065	(33,508,397)	(24,712,332)
Bond	1,928,754,481	39,313,489	(24,486,375)	14,827,114
Bond Plus II	559,712,815	10,295,450	(17,412,417)	(7,116,967)
Short-Term Bond II	278,756,061	6,911,146	(6,966,551)	(55,405)
High-Yield II	468,995,956	2,718,738	(25,371,676)	(22,652,938)
Tax-Exempt Bond II	260,896,242	3,284,381	(3,157,933)	126,448
Inflation-Linked Bond	591,046,235	37,524,368	(169,342)	37,355,026

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report     219

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At March 31, 2008, these Funds held the following open futures contracts:

Fund	Future	Number of Contracts	Market Value	Expiration Date	Unrealized Gain/ (Loss)

Small-Cap Equity	E-mini Russell 2000 Index	30	$2,070,000	June 2008	$54,771

Large-Cap Growth Index	E-mini S&P 500 Index	14	926,800	June 2008	(15,584)

Large-Cap Value Index	E-mini S&P 500 Index	11	728,200	June 2008	(1,592)

S&P 500 Index	E-mini S&P 500 Index	503	33,298,600	June 2008	249,662

Mid-Cap Growth Index	E-mini S&P Mid 400 Index	1	78,150	June 2008	248

Mid-Cap Value Index	E-mini S&P Mid 400 Index	15	1,172,250	June 2008	22,906

Mid-Cap Blend Index	E-mini S&P Mid 400 Index	21	1,641,150	June 2008	30,426

Small-Cap Growth Index	E-mini Russell 2000 Index	21	1,449,000	June 2008	47,323

Small-Cap Value Index	E-mini Russell 2000 Index	4	276,000	June 2008	(327)

Small-Cap Blend Index	E-mini Russell 2000 Index	22	1,518,000	June 2008	15,935

Purchases and sales of securities (other than short-term money market instruments) for all of the Funds, except the Money Market Fund, for the six-months ended March 31, 2008, were as follows:

Fund	Non-Government Purchases	Government Purchases	Non-Government Sales	Government Sales

Growth Equity	$443,521,978	$—	$319,577,102	$—
Growth & Income	637,038,550	—	540,738,459	—
International Equity	3,590,195,794	—	3,016,918,943	—
Large-Cap Growth	526,088,229	—	476,738,017	—
Large-Cap Value	926,184,732	—	726,501,610	—
Mid-Cap Growth	398,738,995	—	300,978,631	—
Mid-Cap Value	240,360,992	—	189,641,265	—
Small-Cap Equity	335,893,905	—	303,209,604	—
Large-Cap Growth Index	85,580,793	—	39,120,230	—
Large-Cap Value Index	97,844,838	—	74,982,711	—
Equity Index	96,608,907	—	41,023,065	—
S&P 500 Index	174,276,852	—	86,853,715	—
Mid-Cap Growth Index	19,711,500	—	14,285,081	—
Mid-Cap Value Index	44,470,804	—	19,562,023	—
Mid-Cap Blend Index	28,199,152	—	21,080,812	—
Small-Cap Growth Index	20,522,236	—	12,225,916	—
Small-Cap Value Index	39,664,964	—	16,429,331	—
Small-Cap Blend Index	41,656,916	—	25,753,464	—
International Equity Index	385,033,501	—	191,907,924	—
Enhanced International Equity Index	61,795,858	—	9,258,104	—
Enhanced Large-Cap Growth Index	62,539,575	—	7,884,747	—
Enhanced Large-Cap Value Index	56,797,293	—	4,504,874	—
Social Choice Equity	130,728,082	—	12,457,159	—
Real Estate Securities	268,450,983	—	266,703,387	—
Managed Allocation II	102,301,580	—	75,715,027	—
Bond	128,023,201	1,035,633,673	116,087,360	822,561,693
Bond Plus II	41,261,011	165,914,041	74,113,341	138,713,426
Short-Term Bond II	23,300,346	129,576,982	41,373,695	117,605,980
High-Yield II	96,977,468	—	90,749,995	—
Tax-Exempt Bond II	94,679,213	—	86,566,628	—
Inflation-Linked Bond	—	118,986,876	—	48,782,634

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including what jurisdiction the entity may be taxable in), and requires certain expanded tax disclosures. Management has evaluated the application of FIN 48 to the Funds’ financial statements for the period ended March 31, 2008. There was no material impact to the financial statements or disclosures as a result of adopting this pronouncement.

Note 4—trustee fees

Each Fund pays the trustees, all of whom are independent, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees also participate in a long-term compensation plan. Amounts deferred are retained by the Funds and may be invested in the funds selected by the trustees. Trustees’ fees, including any deferred and long-term compensation, incurred for the six-months ended March 31, 2008 are reflected in the Statements of Operations.

Note 5—distributions to shareholders

The tax character of distributions paid to shareholders during the year ended September 30, 2007 was as follows:

	2007

Fund	Ordinary Income	Long-Term Capital Gains	Total

Growth Equity	$1,078,879	$—	$1,078,879
Growth & Income	12,822,640	3,754,635	16,577,275
International Equity	58,454,827	108,173,468	166,628,295
Large-Cap Growth	93,633	—	93,633
Large-Cap Value	22,937,647	20,895,574	43,833,221
Mid-Cap Growth	435,043	13,256,563	13,691,606
Mid-Cap Value	23,353,598	30,189,811	53,543,409
Small-Cap Equity	22,469,052	20,232,610	42,701,662
Large-Cap Growth Index	6,077,377	—	6,077,377
Large-Cap Value Index	13,744,184	12,582,918	26,327,102
Equity Index	11,970,543	5,458,132	17,428,675
S&P 500 Index	16,064,376	1,227,746	17,292,122
Mid-Cap Growth Index	422,482	2,606,490	3,028,972
Mid-Cap Value Index	1,861,778	5,691,196	7,552,974
Mid-Cap Blend Index	1,588,345	5,018,487	6,606,832
Small-Cap Growth Index	891,946	8,012,241	8,904,187
Small-Cap Value Index	2,770,907	9,503,269	12,274,176
Small-Cap Blend Index	4,326,673	11,765,878	16,092,551
International Equity Index	12,155,695	1,915,021	14,070,716
Social Choice Equity	3,260,637	2,389,966	5,650,603
Real Estate Securities	26,593,722	31,841,258	58,434,980
Managed Allocation II	6,025,644	455,640	6,481,284
Bond	72,971,285	—	72,971,285
Bond Plus II	14,663,082	—	14,663,082
Short-Term Bond II	7,577,829	—	7,577,829
High-Yield II	15,183,264	—	15,183,264
Tax-Exempt Bond II *	5,484,167	—	5,484,167
Inflation-Linked Bond	19,251,272	—	19,251,272
Money Market	41,376,402	—	41,376,402

*	Includes ordinary income which will not be taxable for federal income tax purposes in 2007 of $5,411,619.

The tax character of the fiscal 2008 distributions will be determined at the end of the fiscal year.

220     2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

concluded

Note 6—line of credit

Each of the Funds, except the Bond, Short-Term Bond II, Bond Plus II and Money Market Funds, participate in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. Interest associated with any borrowing under the facility is charged to the Funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. The Funds are not liable for borrowings under the facility by affiliated accounts or mutual funds. For the period ended March 31, 2008 there were no borrowings under this credit facility by the Funds.

Note 7—in-kind transactions

For the six-months ended March 31, 2008, there were no in-kind transactions consisting of marketable securities.

Note 8—subsequent event

Advisors has contractually agreed to waive the portion of its management fee for the Growth & Income and Large-Cap Growth Funds that exceeds 0.08%, of average daily net assets, through April 30, 2008. At that time, the Growth & Income and Large Cap Growth Funds will be charged their full contractual management fee rate as shown in the table in Note 2.

The Mid-Cap Blend Index Fund, Mid-Cap Growth Index Fund, Mid-Cap Value Index Fund, Small-Cap Growth Index Fund, and Small-Cap Value Index Fund will be closed to new investors as of the close of business on July 31, 2008.

Effective August 1, 2008, the Bond Fund, Bond Plus Fund II, Short-Term Bond Fund II, High-Yield Fund II and Tax-Exempt Bond Fund II will declare dividends daily instead of monthly. Dividends will continue to be paid monthly.

TIAA-CREF Institutional Mutual Funds ▪ 2008 Semiannual Report     221

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HOW TO REACH US

TIAA-CREF WEBSITE
www.tiaa-cref.org
24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE
800 842-2252
24 hours a day, 7 days a week

FOR HEARING- OR SPEECH-IMPAIRED CUSTOMERS
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit www.tiaa-cref.org, or call 800 842-2776 for the Institutional or Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA/SIPC, distribute securities products.

©2008 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206

Printed on recycled paper

C41373	A10844 (5/08)

2008 Semiannual Report ▪ TIAA-CREF Institutional Mutual Funds

2008 SEMIANNUAL REPORT

TIAA-CREF

LIFECYCLE FUNDS

OF THE TIAA-CREF
INSTITUTIONAL MUTUAL FUNDS

MARCH 31, 2008

Financial statements (unaudited)

Lifecycle Funds

2010 Fund

2015 Fund

2020 Fund

2025 Fund

2030 Fund

2035 Fund

2040 Fund

2045 Fund

2050 Fund

Retirement Income Fund

PERFORMANCE OVERVIEW AS OF MARCH 31, 2008

			Total return	Average annual total return

Lifecycle Fund Class	Ticker	Inception date	1 year	since fund inception (10/15/2004)

2010 Fund
Retirement Class	TCLEX	10/15/2004	0.70%	6.56	%*
Institutional Class	TCTIX	1/17/2007	0.97	6.66	†

2015 Fund
Retirement Class	TCLIX	10/15/2004	–0.37	6.85	*
Institutional Class	TCNIX	1/17/2007	–0.15	6.94	†

2020 Fund
Retirement Class	TCLTX	10/15/2004	–1.78	6.88	*
Institutional Class	TCWIX	1/17/2007	–1.46	6.99	†

2025 Fund
Retirement Class	TCLFX	10/15/2004	–3.05	6.97	*
Institutional Class	TCYIX	1/17/2007	–2.77	7.08	†

2030 Fund
Retirement Class	TCLNX	10/15/2004	–4.08	6.98	*
Institutional Class	TCRIX	1/17/2007	–3.91	7.06	†

2035 Fund
Retirement Class	TCLRX	10/15/2004	–4.46	7.34	*
Institutional Class	TCIIX	1/17/2007	–4.23	7.43	†

2040 Fund
Retirement Class	TCLOX	10/15/2004	–4.18	7.92	*
Institutional Class	TCOIX	1/17/2007	–3.87	8.01	†

			Total return

Lifecycle Fund Class	Ticker	Inception date	since fund inception (11/30/2007)

2045 Fund
Retirement Class	TTFRX	11/30/2007	–10.32%
Institutional Class	TTFIX	11/30/2007	–10.30

2050 Fund
Retirement Class	TLFRX	11/30/2007	–10.32
Institutional Class	TFTIX	11/30/2007	–10.30

Retirement Income Fund
Retirement Class	TLRRX	11/30/2007	–3.36
Institutional Class	TLRIX	11/30/2007	–3.34
Retail Class	TLRRX	11/30/2007	–3.34

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

AN INTRODUCTION TO THE TIAA-CREF LIFECYCLE FUNDS

The Lifecycle Funds are designed to provide investors with a single, diversified investment portfolio managed with a target retirement date in mind. Each Lifecycle fund invests in several underlying equity (stock) and fixed-income (bond) funds offered by TIAA-CREF Institutional Mutual Funds. Funds intended for investors retiring sooner have larger holdings in fixed-income funds and smaller positions in equity funds. Funds intended for investors retiring later are more aggressive, with larger equity allocations and smaller fixed-income ones.

          Each Lifecycle fund’s allocations (except for those of the Retirement Income Fund) will gradually change over time, becoming more conservative as the investor approaches retirement. The Retirement Income Fund has a relatively fixed asset allocation between equity and fixed-income funds. We periodically assess the Lifecycle Funds’ target allocations and may alter them based on our latest research and analysis. The most recent adjustments are described in the prospectuses dated February 1, 2008.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at www.tiaa-cref.org, or call 800 842-2776 for the Retirement or Institutional classes or 800 223-1200 for the Retail Class. We urge you to read it carefully before investing.

Edward J. Grzybowski Chief Investment Officer Teachers Advisors, Inc.

REPORT TO INVESTORS

During the period covered by this semiannual report, we introduced three new funds in the Lifecycle series: the 2045 Fund and 2050 Fund, for investors planning to retire in or near those target years, and the Retirement Income Fund, for investors who are already in or nearing retirement. This report includes performance and other financial information about these new funds, which were launched on November 30, 2007.

          For the six months ended March 31, 2008, the seven Lifecycle Funds that were in operation for the full period posted losses and lagged their respective composite benchmarks. However, five of these funds—the 2015 Fund, 2020 Fund, 2030 Fund, 2035 Fund and 2040 Fund—fared better than their Morningstar peer groups.

          Returns for the Retirement Class of the Lifecycle Funds ranged from – 4.7% for the 2010 Fund to –10.9% for the 2040 Fund. Performance was hindered by the negative returns of two of the underlying funds in which the Lifecycle Funds invest:

•	The Large-Cap Value Fund, which trailed its benchmark by about one-and-two-thirds percentage points and its Morningstar peer group by a comparable amount.

•	The International Equity Fund, which underperformed its benchmark by nearly three-quarters of a percentage point and its Morningstar peer group by a similar margin.

The effects of these two underlying funds on the Lifecycle funds’ relative performance were cushioned by the return of the Growth Equity Fund, which, though negative, was nearly one-and-a-half percentage points ahead of the return of its benchmark and close to three percentage points above the average return of the fund’s Morningstar peers. The Lifecycle funds also benefited from their investment in fixed income funds.

Markets struggle amid volatility

For the period, both U.S. and foreign stock markets posted double-digit declines. A dramatic slowdown in the U.S. economy, combined with soaring oil prices and a global credit crunch, fueled the downturn in the world’s equity markets.

          The Russell 3000® Index, a broad measure of the U.S. stock market, fell 12.5%, while the MSCI EAFE® Index, which measures stock performance in 21 foreign nations, posted a smaller loss of 10.5%. The weakness of the dollar versus the EAFE’s foreign currencies was the primary cause of the disparity between U.S. and foreign stock returns.

          With liquidity drying up in the credit markets and the U.S. economy stalling, the Federal Reserve cut short-term interest rates five times in the six-month period by a total of 2.5 percentage points. In response, bond prices rose and yields fell, particularly among the highest-quality credit

2	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

sectors. The 2-year U.S. Treasury yield plummeted from 3.97% to 1.62% over the six months, while the 10-year dipped from 4.59% to 3.45%.

          The Lehman Brothers U.S. Aggregate Index, which measures domestic investment-grade bonds, gained 5.2% for the period.

Broad diversification is key to the funds’ strategy

Maintaining a consistently well-diversified portfolio is essential to any investment strategy. The Lifecycle Funds spread their investments across a wide range of asset classes in an effort to achieve a favorable balance of risk and return potential.

          For example, all of the Lifecycle Funds invest in the Bond Fund as a core holding. Depending on their target retirement date, the funds may invest in other underlying fixed-income funds as well, such as the Inflation-Linked Bond Fund, the Short-Term Bond Fund II and the High-Yield Fund II. Most of these underlying fixed-income funds produced positive results for the six months, and all significantly outperformed the underlying equity funds.

          While no investment strategy can guarantee positive returns or prevent losses, diversification is a proven method for mitigating risk, because weak returns from one type of investment can be tempered or offset by strong performance in others.

          Another key element of the Lifecycle Funds’ investment strategy is to seek to remain fully invested. Doing so helps ensure that the funds have pure exposure to the different asset classes in which they invest and participate fully in the performance of those asset classes.

          In addition, the Lifecycle Funds use automatic portfolio rebalancing to ensure that each fund’s asset allocation stays on track, even when returns vary widely among asset classes.

          Pages 12 and 13 of this report provide a detailed explanation of the funds’ performance during the last six months.

by:	Edward J. Grzybowski
Edward J. Grzybowski Chief Investment Officer Teachers Advisors, Inc.

TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	3

MORE INFORMATION FOR INVESTORS

Portfolio listings

The complete TIAA-CREF Lifecycle Funds’ portfolios of investments begin on page 34 of this report. You can also obtain complete lists of the holdings of the Lifecycle Funds and of the underlying funds in which the Lifecycle Funds invest (called “TIAA-CREF Institutional Mutual Funds Statements of Investments”) as of the most recently completed fiscal quarter (currently for the period ended March 31, 2008) in the following ways:

•	by visiting the TIAA-CREF website at www.tiaa-cref.org; or

•	by calling TIAA-CREF at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifecycle Funds’ and the TIAA-CREF Institutional Mutual Funds’ holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the Securities and Exchange Commission (SEC). (Form N-CSR lists holdings as of March 31 or September 30; Form N-Q lists holdings as of December 31 or June 30.) Copies of these forms are available:

•	through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	at the SEC’s Public Reference Room. (Call 800 SEC-0330 for more information.)

Proxy voting

A description of our proxy voting policies and procedures can be found at our website at www.tiaa-cref.org or on the SEC website at www.sec.gov. You may also call us at 800 842-2776 to request a free copy. A report of how the Lifecycle Funds and the underlying funds voted during the most recently completed twelve-month period ended June 30 can be found at our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our homepage; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2776.

Fund management

The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

4	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

ABOUT THE FUNDS’ COMPOSITE BENCHMARKS

Each Lifecycle Fund uses a composite benchmark that represents the portions of the stock and bond markets in which the fund invests. The composite benchmark combines the following public indexes in proportions that reflect the individual Lifecycle fund’s target allocations:

•

Russell 1000® Growth Index, which measures the performance of the stocks within the Russell 1000® Index that have higher price/book ratios and relative forecasted growth rates than the overall index. The Russell 1000 Index measures the performance of the 1,000 largest publicly traded U.S. companies, based on market capitalization.

•	Russell 1000® Value Index, which measures the performance of the stocks within the Russell 1000 Index that have lower price/book ratios and relative forecasted growth rates than the overall index.

•

Russell 2000® Index, which measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000® Index, based on market capitalization. The Russell 3000 measures the performance of the 3,000 largest publicly traded U.S. companies, based on market capitalization.

•	MSCI EAFE® Index, which measures the performance of leading stocks in 21 developed nations outside North America.

•	Lehman Brothers U.S. Aggregate Index, which measures the performance of the U.S. investment-grade, fixed-rate bond market.

•	Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index, which measures the performance of fixed-income securities whose payments are adjusted for inflation.

•	Lehman Brothers U.S. Government/Credit (1–5 Year) Index, which measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1–5 year maturities.

•	Lehman Brothers U.S. Treasury (1–3 Month) Index, which measures the performance of short-term government bills.

•

Merrill Lynch BB/B Cash Pay Issuer Constrained Index, which measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. The representation of any single bond issuer is restricted to a maximum of 2% of the total index.

You cannot invest directly in any index.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of the Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Russell Investment Group. EAFE is a trademark of MSCI Inc. EAFE stands for Europe, Australasia, Far East.

TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	5

IMPORTANT INFORMATION ABOUT EXPENSES

Shareholders in the Lifecycle Funds of the TIAA-CREF Institutional Mutual Funds incur only one of two potential types of costs.

•	Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•

However, they do incur ongoing costs, including management fees and other fund expenses. These include fees for the Lifecycle Funds and fees for the underlying funds; each Lifecycle fund bears its pro rata share of fees and expenses incurred by the underlying funds.

The examples that appear on pages 7 through 10 are intended to help you understand your ongoing costs (in dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

          The examples for the funds that were in operation on October 1, 2007, assume $1,000 was invested on that date and held for six months until March 31, 2008. The examples for the funds launched on November 30, 2007, assume $1,000 was invested on that date and held until March 31, 2008.

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period indicated, to estimate the expenses that you paid over that period.

          Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the indicated period.

Hypothetical example for comparison purposes

The second line in each fund’s entry in the tables shows a hypothetical fund value and hypothetical expenses based on the fund’s actual expense ratio for the indicated period and an assumed annual rate of return of 5% before expenses, which is not the actual return of any of the individual funds.

          Do not use the hypothetical fund values and hypothetical expenses to estimate the actual expenses you paid for the period. Instead, compare the ongoing costs of investing in an individual fund with the ongoing costs of other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the reports of other funds.

6	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED MARCH 31, 2008

Lifecycle Funds—Retirement Class

	Starting fund value (10/1/07)	Ending fund value* (3/31/08)	Expenses paid † (10/1/07–3/31/08)	Effective expenses paid (10/1/07–3/31/08)	‡

2010 Fund actual return	$1,000.00	$952.28	$1.22	$3.08
5% annual hypothetical return	1,000.00	1,023.73	1.27	3.19

2015 Fund actual return	$1,000.00	$937.39	$1.21	$3.10
5% annual hypothetical return	1,000.00	1,023.73	1.27	3.24

2020 Fund actual return	$1,000.00	$922.00	$1.20	$3.08
5% annual hypothetical return	1,000.00	1,023.73	1.27	3.24

2025 Fund actual return	$1,000.00	$908.31	$1.19	$3.10
5% annual hypothetical return	1,000.00	1,023.73	1.27	3.29

2030 Fund actual return	$1,000.00	$895.11	$1.19	$3.08
5% annual hypothetical return	1,000.00	1,023.73	1.27	3.29

2035 Fund actual return	$1,000.00	$890.12	$1.18	$3.12
5% annual hypothetical return	1,000.00	1,023.73	1.27	3.34

2040 Fund actual return	$1,000.00	$890.02	$1.18	$3.12
5% annual hypothetical return	1,000.00	1,023.73	1.27	3.34

*

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the funds’ actual returns.

†

The amounts in the “Expenses paid” column show each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average fund value, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The expense charges of these funds reflect contractual waivers and reimbursements. Please see the prospectus for an explanation, including the dates on which these waivers and reimbursements are scheduled to end. Without these waivers and reimbursements, the funds’ expenses would have been higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Class of the Lifecycle Funds shown on this page.

‡

The amounts in the “Effective expenses paid” column show each fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds) for the most recent fiscal half year. For that period, the annualized, weighted, average expense ratio of the underlying funds for the 2010 Fund was 0.38%; that of the underlying funds for the 2015 and 2020 Funds was 0.39%; that of the underlying funds for the 2025 and 2030 Funds was 0.40%; and that of the underlying funds for the 2035 and 2040 Funds was 0.41%.

TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	7

IMPORTANT INFORMATION ABOUT EXPENSES

EXPENSE EXAMPLES—FOR THE PERIOD ENDED MARCH 31, 2008

Lifecycle Funds—Retirement Class

	Starting fund value (11/30/07)	Ending fund value* (3/31/08)	Expenses paid† (11/30/07–3/31/08)	Effective expenses paid (11/30/07–3/31/08)	‡

2045 Fund actual return	$1,000.00	$896.80	$0.80	$2.07
5% annual hypothetical return	1,000.00	1,015.95	0.85	2.20

2050 Fund actual return	$1,000.00	$896.80	$0.80	$2.07
5% annual hypothetical return	1,000.00	1,015.95	0.85	2.20

Retirement Income Fund actual return	$1,000.00	$966.40	$0.83	$2.05
5% annual hypothetical return	1,000.00	1,015.95	0.85	2.10

*

“Ending fund value” for the hypothetical example would be $1,016.80 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the funds’ actual returns.

†

The amounts in the “Expenses paid” column show each fund’s own expense ratio for the period, multiplied by the average fund value, multiplied by 123/366. There were 123 days in the period ended March 31, 2008. The expense charges of these funds reflect contractual waivers and reimbursements. Please see the prospectus for an explanation, including the dates on which these waivers and reimbursements are scheduled to end. Without these waivers and reimbursements, the funds’ expenses would have been higher and their performance lower. The annualized expense ratio for the period was 0.25% for the Retirement Class of the Lifecycle Funds shown on this page.

‡

The amounts in the “Effective expenses paid” column show each fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds) for the period. For the period, the annualized, weighted, average expense ratio of the underlying funds was 0.40% for the 2045 and 2050 Funds and 0.37% for the Retirement Income Fund.

8	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED MARCH 31, 2008

Lifecycle Funds—Institutional Class

	Starting fund value (10/1/07)	Ending fund value* (3/31/08)	Expenses paid† (10/1/07–3/31/08)	Effective expenses paid (10/1/07–3/31/08)	‡

2010 Fund actual return	$1,000.00	$954.70	$0.00	$1.86
5% annual hypothetical return	1,000.00	1,025.00	0.00	1.92

2015 Fund actual return	$1,000.00	$939.80	$0.00	$1.89
5% annual hypothetical return	1,000.00	1,025.00	0.00	1.97

2020 Fund actual return	$1,000.00	$925.70	$0.00	$1.88
5% annual hypothetical return	1,000.00	1,025.00	0.00	1.97

2025 Fund actual return	$1,000.00	$910.90	$0.00	$1.91
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.03

2030 Fund actual return	$1,000.00	$897.80	$0.00	$1.90
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.03

2035 Fund actual return	$1,000.00	$892.40	$0.00	$1.94
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.08

2040 Fund actual return	$1,000.00	$892.50	$0.00	$1.94
5% annual hypothetical return	1,000.00	1,025.00	0.00	2.08

*

“Ending fund value” for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the funds’ actual returns.

†

The amounts in the “Expenses paid” column show each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average fund value, multiplied by 183/366. There were 183 days in the six months ended March 31, 2008. The expense charges of these funds reflect contractual waivers and reimbursements. Please see the prospectus for an explanation, including the dates on which these waivers and reimbursements are scheduled to end. Without these waivers and reimbursements, the funds’ expenses would have been higher and their performance lower. The annualized expense ratio for the six-month period was 0.00% for the Institutional Class of the Lifecycle Funds shown on this page.

‡

The amounts in the “Effective expenses paid” column show each fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds) for the most recent fiscal half year. For that period, the annualized, weighted, average expense ratio of the underlying funds for the 2010 Fund was 0.38%; that of the underlying funds for the 2015 and 2020 Funds was 0.39%; that of the underlying funds for the 2025 and 2030 Funds was 0.40%; and that of the underlying funds for the 2035 and 2040 Funds was 0.41%.

TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	9

IMPORTANT INFORMATION ABOUT EXPENSES	concluded

EXPENSE EXAMPLES—FOR THE PERIOD ENDED MARCH 31, 2008

Lifecycle Funds—Institutional Class

	Starting fund value (11/30/07)	Ending fund value* (3/31/08)	Expenses paid† (11/30/07–3/31/08)	Effective expenses paid (11/30/07–3/31/08)	‡

2045 Fund actual return	$1,000.00	$897.00	$0.00	$1.28
5% annual hypothetical return	1,000.00	1,016.80	0.00	1.36

2050 Fund actual return	$1,000.00	$897.00	$0.00	$1.28
5% annual hypothetical return	1,000.00	1,016.80	0.00	1.36

Retirement Income Fund
actual return	$1,000.00	$966.60	$0.00	$1.22
5% annual hypothetical return	1,000.00	1,016.80	0.00	1.25

Lifecycle Funds—Retail Class

	Starting fund value (11/30/07)	Ending fund value* (3/31/08)	Expenses paid† (11/30/07–3/31/08)	Effective expenses paid (11/30/07–3/31/08)	‡

Retirement Income Fund
actual return	$1,000.00	$966.60	$0.00	$1.22
5% annual hypothetical return	1,000.00	1,016.80	0.00	1.25

*

“Ending fund value” for the hypothetical example would be $1,016.80 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the funds’ actual returns.

†

The amounts in the “Expenses paid” column show each fund’s own expense ratio for the period, multiplied by the average fund value, multiplied by 123/366. There were 123 days in the period ended March 31, 2008. The expense charges of these funds reflect contractual waivers and reimbursements. Please see the prospectus for an explanation, including the dates on which these waivers and reimbursements are scheduled to end. Without these waivers and reimbursements, the funds’ expenses would have been higher and their performance lower. The annualized expense ratio for the period was 0.00% for the Institutional and Retail classes of the Lifecycle Funds shown on this page.

‡

The amounts in the “Effective expenses paid” column show each fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds) for the period. For the period, the annualized, weighted, average expense ratio of the underlying funds was 0.40% for the Institutional Class of the 2045 and 2050 Funds, and 0.37% for the Institutional and Retail classes of the Retirement Income Fund.

10    2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

SPECIAL TERMS

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or S&P 500® Index, whose performance can be used as a standard by which to judge the performance of a fund.

Composite benchmarks are customized combinations of other benchmarks. TIAA-CREF has created composite benchmarks, using the benchmarks of the underlying funds in which the Lifecycle Funds invest, to better measure the performance of the Lifecycle Funds.

Expense ratio is a measure of the annual amount that investors pay for the management of a mutual fund. The amount is expressed as a percentage of the fund’s average net assets. Expense ratios do not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Market capitalization is the total value of a company’s outstanding stock, calculated by multiplying the number of outstanding shares by the current market price per share.

Mortgage-backed securities are bonds that represent an interest in a pool of mortgages usually issued by Ginnie Mae, Fannie Mae or other federal entities.

Overweight holding is a security that forms a larger percentage of a fund, in terms of market capitalization, than that security’s percentage of the benchmark.

Peer groups are groupings of mutual funds with similar objectives whose performance can be compared with that of an individual mutual fund with a similar objective.

Portfolio turnover rate is calculated by dividing the market value of securities bought and sold during a given period by the average value of the fund’s assets during that period.

Relative performance is the return of a fund in relation to that of its benchmark.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed-income securities”) or other investments.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the investment.

Underweight holding is a security that forms a smaller percentage of a fund, in terms of market capitalization, than that security’s percentage of the benchmark.

S&P 500 is a registered trademark and service mark of McGraw-Hill Companies, Inc. The S&P 500 Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report    11

INVESTMENT RESULTS OF THE LIFECYCLE FUNDS

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2008

The seven Retirement Class Lifecycle Funds that were in operation for the full six-month period underperformed their composite benchmarks during the period, with returns ranging from –4.65% for the 2010 Fund to –10.88% for the 2040 Fund.

          Due to the negative returns of the equity markets during this period, Lifecycle Funds with target retirement dates farther in the future—those with larger allocations to stocks—posted lower returns than those funds with closer target retirement dates, because these funds have a smaller percentage in stocks.

Global stock markets decline

During the six-month period, the Russell 3000® Index, which measures the broad U.S. stock market, fell 12.54%. Worsening conditions in the housing market, turmoil in the credit markets and soaring energy prices helped send the Russell 3000 down 3.34% in the fourth quarter of 2007 and 9.52% in the first quarter of 2008.

          Foreign stocks fared slightly better than U.S. issues. For the six months, the MSCI EAFE® Index, which measures stock performance in 21 developed nations outside North America, fell 10.50% in dollar terms. A weaker dollar helped; the surging value of the EAFE’s local currencies versus the dollar cushioned foreign stock losses for U.S. investors.

Investor concerns benefit bonds

In the fourth quarter of 2007, the Federal Reserve lowered the federal funds rate twice, hoping to spur growth. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.) As the economy continued to struggle in the first quarter of 2008, the Fed cut the rate by two more percentage points and made funds available to lending institutions—and investment brokers—through frequent money auctions.

          Against this backdrop, many investors sought safe havens in high-quality bonds, boosting bond prices. The Lehman Brothers U.S. Aggregate Index, which measures domestic investment-grade bonds, rose 5.23% for the period. The U.S. Treasury component of the index gained the most, rising 8.56%.

Stock selections detract from returns

For the Retirement Class of the Lifecycle Funds, the margin of under-performance for the six months varied from 0.45 of a percentage point for the 2035 Fund to 0.64 of a percentage point for the 2020 Fund.

12    2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

          The funds’ results were hindered by the negative returns of the Large-Cap Value Fund and the International Equity Fund, both of which posted losses that were larger than those of their respective benchmarks.

          For the six months, the Large-Cap Value Fund fell 15.69%, while its benchmark, the Russell 1000® Value Index, dropped 14.01%. The fund lagged its benchmark due to overweight positions that included Sprint Nextel, Bear Stearns and Fannie Mae, and underweights in stocks such as ExxonMobil and Procter & Gamble.

          The International Equity Fund declined 11.21%, versus a loss of 10.50% for its benchmark, the MSCI EAFE Index. The fund was hampered by overweight positions that did not perform as anticipated, including Swiss financial services provider UBS and two Japanese stocks: real estate developer Urban Corporation and Nippon Sheet Glass.

          Results from these two funds were mitigated by returns from the Growth Equity Fund, which lost 9.40% but beat its benchmark by nearly one-and-a-half percentage points. Returns were helped by overweights that included agricultural giant Monsanto and retail pharmacy chain CVS Caremark and by a nonbench-mark position in Research in Motion, maker of the BlackBerry.

          Among the underlying fixed-income funds, only the High-Yield Fund II posted a loss—it fell 2.74%, while the Inflation-Linked Bond Fund, which rose 10.50%, was the only one to beat its benchmark. The 4.48% gain of the Bond Fund—the largest fixed-income component—trailed the return of the Lehman aggregate index by three-quarters of a percentage point.

New funds trail their benchmarks

From their inception on November 30, 2007, through March 31, 2008, the 2045 Fund, 2050 Fund and Retirement Income Fund lagged their respective composite benchmarks.

          The 2045 and 2050 funds, both of which had about 90% of their portfolios invested in equity funds, posted identical losses of 10.32%, versus the 8.92% decline of each of their respective composite benchmarks. The performance of these two funds was driven by the returns of the Growth Equity Fund, Large-Cap Value Fund and International Equity Fund.

          The Retirement Income Fund, with nearly 60% of its portfolio invested in fixed-income funds, experienced a milder decline of 3.36%, versus a loss of 2.43% for its composite benchmark.

TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report    13

LIFECYCLE 2010 FUND EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks a high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risk, value investing risk, style risk, foreign investment risk, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, illiquid security risk, prepayment risk, extension risk and the special risks of inflation-indexed bonds. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Lifecycle 2010 Fund	6 months	1 year	since fund inception (10/15/2004)

Retirement Class (inception: 10/15/2004)*	–4.65%	0.70%	6.56%
2010 Fund Composite Index†	–4.08	0.89	6.90
Broad-based market index:
Lehman Brothers U.S. Aggregate Index	5.23	7.67	4.72
Morningstar Target-Date 2000–2014	–4.31	–0.35	5.36

Institutional Class (inception: 1/17/2007)	–4.53	0.97	6.66	‡

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†

As of 3/31/2008, the 2010 Fund Composite Index consisted of: 34.5% Lehman Brothers U.S. Aggregate Index; 19.1% Russell 1000® Growth Index; 17.7% Russell 1000 Value Index; 13.3% MSCI EAFE® Index; 5.5% Lehman Brothers U.S. Government/Credit (1–5 Year) Index; 3.6% Lehman Brothers U.S. TIPS Index; 3.2% Merrill Lynch BB/B Cash Pay Issuer Constrained Index; and 3.1% Russell 2000® Index.

‡

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

The returns in this report show past performance, which is no guarantee of future results. Returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

14         2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would have grown to $12,460 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

ASSET ALLOCATION

		Total
	Target	portfolio
	allocation	investments

Domestic Equity	39.9%	40.2%
International Equity	13.3	13.3
Long- and Medium-Term
Fixed Income	41.6	41.2
Short-Term Fixed Income	5.2	5.3

Total	100.0	100.0

FUND PROFILE

Combined total expense ratio§
Retirement Class	0.63%
Institutional Class	0.38%
Fund net assets	$326.37 million

§	Includes the fund’s underlying fund expenses

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	15

LIFECYCLE 2015 FUND EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks a high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risk, value investing risk, style risk, foreign investment risk, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, illiquid security risk, prepayment risk, extension risk and the special risks of inflation-indexed bonds. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Lifecycle 2015 Fund	6 months	1 year	since fund inception (10/15/2004)

Retirement Class (inception: 10/15/2004)*	–6.14%	–0.37%	6.85%
2015 Fund Composite Index†	–5.54	–0.26	7.19
Broad-based market index:
S&P 500® Index	–12.46	–5.08	7.25
Morningstar Target-Date 2015–2029	–8.46	–3.12	6.87

Institutional Class (inception: 1/17/2007)	–6.02	–0.15	6.94 ‡

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†

As of 3/31/2008, the 2015 Fund Composite Index consisted of: 29.0% Lehman Brothers U.S. Aggregate Index; 22.0% Russell 1000® Growth Index; 20.3% Russell 1000 Value Index; 15.3% MSCI EAFE® Index; 3.7% Lehman Brothers U.S. Government/Credit (1–5 Year) Index; 3.6% Russell 2000® Index; 3.5% Merrill Lynch BB/B Cash Pay Issuer Constrained Index; and 2.6% Lehman Brothers U.S. TIPS Index.

‡

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

The returns presented above and in the graph show past performance, which is no guarantee of future results. Returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

16	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would have grown to $12,575 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

ASSET ALLOCATION

		Total
	Target	portfolio
	allocation	investments

Domestic Equity	45.9%	46.2%
International Equity	15.3	15.2
Long- and Medium-Term Fixed Income	35.6	35.3
Short-Term Fixed Income	3.2	3.3

Total	100.0	100.0

FUND PROFILE

Combined total expense ratio§
Retirement Class	0.64%
Institutional Class	0.39%
Fund net assets	$274.45 million

§	Includes the fund’s underlying fund expenses

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	17

LIFECYCLE 2020 FUND EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks a high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risk, value investing risk, style risk, foreign investment risk, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, illiquid security risk, prepayment risk, extension risk and the special risks of inflation-indexed bonds. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Lifecycle 2020 Fund	6 months	1 year	since fund inception (10/15/2004)

Retirement Class (inception: 10/15/2004)*	–7.68%	–1.78%	6.88%
2020 Fund Composite Index†	–7.04	–1.65	7.20
Broad-based market index:
S&P 500® Index	–12.46	–5.08	7.25
Morningstar Target-Date 2015–2029	–8.46	–3.12	6.87

Institutional Class (inception: 1/17/2007)	–7.43	–1.46	6.99‡

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†

As of 3/31/2008, the 2020 Fund Composite Index consisted of: 24.9% Russell 1000® Growth Index; 24.6% Lehman Brothers U.S. Aggregate Index; 22.9% Russell 1000 Value Index; 17.3% MSCI EAFE® Index; 4.1% Russell 2000® Index; 3.8% Merrill Lynch BB/B Cash Pay Issuer Constrained Index; 1.2% Lehman Brothers U.S. TIPS Index; and 1.2% Lehman Brothers U.S. Government/Credit (1–5 Year) Index.

‡

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

The returns presented above and in the graph show past performance, which is no guarantee of future results. Returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

18	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would have grown to $12,587 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments

Domestic Equity	51.9%	52.1%
International Equity	17.3	17.3
Long- and Medium-Term Fixed Income	29.6	29.4
Short-Term Fixed Income	1.2	1.2

Total	100.0	100.0

FUND PROFILE

Combined total expense ratio§
Retirement Class	0.64%
Institutional Class	0.39%
Fund net assets	$239.21 million

§ Includes the fund’s underlying fund expenses

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	19

LIFECYCLE 2025 FUND EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks a high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risk, value investing risk, style risk, foreign investment risk, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, illiquid security risk, prepayment risk, extension risk and the special risks of inflation-indexed bonds. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Lifecycle 2025 Fund	6 months	1 year	since fund inception (10/15/2004)

Retirement Class (inception: 10/15/2004)*	–9.05%	–3.05%	6.97%
2025 Fund Composite Index†	–8.47	–2.92	7.25
Broad-based market index: S&P 500® Index	–12.46	–5.08	7.25
Morningstar Target-Date 2015–2029	–8.46	–3.12	6.87

Institutional Class (inception: 1/17/2007)	–8.91	–2.77	7.08‡

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†

As of 3/31/2008, the 2025 Fund Composite Index consisted of: 27.7% Russell 1000® Growth Index; 25.6% Russell 1000 Value Index; 19.3% MSCI EAFE® Index; 18.8% Lehman Brothers U.S. Aggregate Index; 4.6% Russell 2000® Index; and 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

‡

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

The returns presented above and in the graph show past performance, which is no guarantee of future results. Returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

20	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would have grown to $12,625 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments

Domestic Equity	57.9%	58.1%
International Equity	19.3	19.3
Long- and Medium-Term
Fixed Income	22.8	22.6
Short-Term Fixed Income	0.0	0.0

Total	100.0	100.0

FUND PROFILE

Combined total expense ratio§
Retirement Class	0.65%
Institutional Class	0.40%
Fund net assets	$203.21 million

§ Includes the fund’s underlying fund expenses

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	21

LIFECYCLE 2030 FUND EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks a high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risk, value investing risk, style risk, foreign investment risk, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, illiquid security risk, prepayment risk, extension risk and the special risks of inflation-indexed bonds. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Lifecycle 2030 Fund	6 months	1 year	since fund inception (10/15/2004)

Retirement Class (inception: 10/15/2004)*	–10.37%	–4.08%	6.98%
2030 Fund Composite Index†	–9.81	–4.08	7.33
Broad-based market index:
S&P 500® Index	–12.46	–5.08	7.25
Morningstar Target-Date 2030+	–11.32	–4.93	8.00

Institutional Class (inception: 1/17/2007)	–10.22	–3.91	7.06	‡

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†

As of 3/31/2008, the 2030 Fund Composite Index consisted of: 30.7% Russell 1000® Growth Index; 28.2% Russell 1000 Value Index; 21.3% MSCI EAFE® Index; 10.8% Lehman Brothers U.S. Aggregate Index; 5.0% Russell 2000® Index; and 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

‡

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

The returns presented above and in the graph show past performance, which is no guarantee of future results. Returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

22	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would have grown to $12,631 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments

Domestic Equity	63.9%	64.0%
International Equity	21.3	21.2
Long- and Medium-Term Fixed Income	14.8	14.8
Short-Term Fixed Income	0.0	0.0

Total	100.0	100.0

FUND PROFILE

Combined total expense ratio§
Retirement Class	0.65%
Institutional Class	0.40%
Fund net assets	$187.16 million

§	Includes the fund’s underlying fund expenses

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	23

LIFECYCLE 2035 FUND EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks a high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risk, value investing risk, style risk, foreign investment risk, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, illiquid security risk, prepayment risk, extension risk and the special risks of inflation-indexed bonds. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Lifecycle 2035 Fund	6 months	1 year	since fund inception (10/15/2004)

Retirement Class (inception: 10/15/2004)*	–10.87%	–4.46%	7.34%
2035 Fund Composite Index†	–10.42	–4.51	7.64
Broad-based market index:
S&P 500®Index	–12.46	–5.08	7.25
Morningstar Target-Date 2030+	–11.32	–4.93	8.00

Institutional Class (inception: 1/17/2007)	–10.76	–4.23	7.43	‡

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†

As of 3/31/2008, the 2035 Fund Composite Index consisted of: 32.4% Russell 1000® Growth Index; 29.8% Russell 1000 Value Index; 22.5% MSCI EAFE® Index; 6.0% Lehman Brothers U.S. Aggregate Index; 5.3% Russell 2000® Index; and 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

‡

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

The returns presented above and in the graph show past performance, which is no guarantee of future results. Returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

24	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would have grown to $12,779 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments

Domestic Equity	67.5%	67.9%
International Equity	22.5	22.1
Long- and Medium-Term Fixed Income	10.0	10.0
Short-Term Fixed Income	0.0	0.0

Total	100.0	100.0

FUND PROFILE

Combined total expense ratio§
Retirement Class	0.66%
Institutional Class	0.41%
Fund net assets	$158.38 million

§	Includes the fund’s underlying fund expenses

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report     25

LIFECYCLE 2040 FUND EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks a high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risk, value investing risk, style risk, foreign investment risk, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, illiquid security risk, prepayment risk, extension risk and the special risks of inflation-indexed bonds. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF MARCH 31, 2008

	Total return		Average annual total return

Lifecycle 2040 Fund	6 months	1 year	since fund inception (10/15/2004)

Retirement Class (inception: 10/15/2004)*	–10.88%	–4.18%	7.92%
2040 Fund Composite Index†	–10.42	–4.33	8.15
Broad-based market index:
S&P 500® Index	–12.46	–5.08	7.25
Morningstar Target-Date 2030+	–11.32	–4.93	8.00

Institutional Class (inception: 1/17/2007)	–10.75	–3.87	8.01	‡

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†

As of 3/31/2008, the 2040 Fund Composite Index consisted of: 32.4% Russell 1000® Growth Index; 29.8% Russell 1000 Value Index; 22.5% MSCI EAFE® Index; 6.0% Lehman Brothers U.S. Aggregate Index; 5.3% Russell 2000® Index; and 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

‡

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

The returns presented above and in the graph show past performance, which is no guarantee of future results. Returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

26     2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would have grown to $13,016 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments

Domestic Equity	67.5%	68.1%
International Equity	22.5	21.8
Long- and Medium-Term Fixed Income	10.0	10.1
Short-Term Fixed Income	0.0	0.0

Total	100.0	100.0

FUND PROFILE

Combined total expense ratio§
Retirement Class	0.66%
Institutional Class	0.41%
Fund net assets	$226.01 million

§	Includes the fund’s underlying fund expenses

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report     27

LIFECYCLE 2045 FUND EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks a high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risk, value investing risk, style risk, foreign investment risk, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, illiquid security risk, prepayment risk, extension risk and the special risks of inflation-indexed bonds. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF MARCH 31, 2008

Total return

since inception

Retirement Class (inception: 11/30/2007)	–10.32%
Institutional Class (inception: 11/30/2007)	–10.30
2045 Fund Composite Index†	–8.92
Broad-based market index:
S&P 500® Index	–10.07
Morningstar Target-Date 2030+	–9.66

†

As of 3/31/2008, the 2045 Fund Composite Index consisted of: 32.4% Russell 1000® Growth Index; 29.8% Russell 1000 Value Index; 22.5% MSCI EAFE® Index; 6.0% Lehman Brothers U.S. Aggregate Index; 5.3% Russell 2000® Index; and 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

The returns presented above and in the graph show past performance, which is no guarantee of future results. Returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

28	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception November 30, 2007)

An investment of $10,000 in this fund on November 30, 2007, would be worth $8,968 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments

Domestic Equity	67.5%	68.7%
International Equity	22.5	21.4
Long- and Medium-Term
Fixed Income	10.0	9.9
Short-Term Fixed Income	0.0	0.0

Total	100.0	100.0

FUND PROFILE

Combined total expense ratio§
Retirement Class	0.65%
Institutional Class	0.40%
Fund net assets	$1.82 million

§	Includes the fund’s underlying fund expenses

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	29

LIFECYCLE 2050 FUND EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks a high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risk, value investing risk, style risk, foreign investment risk, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, illiquid security risk, prepayment risk, extension risk and the special risks of inflation-indexed bonds. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF MARCH 31, 2008

Total return

since inception

Retirement Class (inception: 11/30/2007)	–10.32%
Institutional Class (inception: 11/30/2007)	–10.30
2050 Fund Composite Index†	–8.92
Broad-based market index:
S&P 500® Index	–10.07
Morningstar Target-Date 2030+	–9.66

†

As of 3/31/2008, the 2050 Fund Composite Index consisted of: 32.4% Russell 1000® Growth Index; 29.8% Russell 1000 Value Index; 22.5% MSCI EAFE® Index; 6.0% Lehman Brothers U.S. Aggregate Index; 5.3% Russell 2000® Index; and 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

The returns presented above and in the graph show past performance, which is no guarantee of future results. Returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

30	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception November 30, 2007)

An investment of $10,000 in this fund on November 30, 2007, would be worth $8,968 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments

Domestic Equity	67.5%	68.7%
International Equity	22.5	21.5
Long- and Medium-Term Fixed Income	10.0	9.8
Short-Term Fixed Income	0.0	0.0

Total	100.0	100.0

FUND PROFILE

Combined total expense ratio§
Retirement Class	0.65%
Institutional Class	0.40%
Fund net assets	$1.82 million

§ Includes the fund’s underlying fund expenses

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	31

RETIREMENT INCOME FUND EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks a high total return over time primarily through income, with a secondary emphasis on capital appreciation.

PRINCIPAL RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risk, value investing risk, style risk, foreign investment risk, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, illiquid security risk, prepayment risk, extension risk and the special risks of inflation-indexed bonds. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF MARCH 31, 2008

Total return

since inception

Retirement Class (inception: 11/30/2007)	–3.36%
Institutional Class (inception: 11/30/2007)	–3.34
Retail Class (inception: 11/30/2007)	–3.34
Retirement Income Fund Composite Index†	–2.43
Broad-based market index:
Lehman Brothers U.S. Aggregate Index	2.45
Morningstar Target-Date 2000–2014	–4.21

†

As of 3/31/2008, the Retirement Income Fund Composite Index consisted of: 43.0% Lehman Brothers U.S. Aggregate Index; 14.4% Russell 1000® Growth Index; 13.2% Russell 1000 Value Index; 10.0% MSCI EAFE® Index; 7.0% Lehman Brothers U.S. Government/Credit (1-5 Year) Index; 6.0% Lehman Brothers U.S. TIPS Index; 2.4% Russell 2000® Index; 2.0% Lehman Brothers U.S. Treasury (1-3 Month) Index; and 2.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

The returns presented above and in the graph show past performance, which is no guarantee of future results. Returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

32	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception November 30, 2007)

An investment of $10,000 in this fund on November 30, 2007, would be worth $9,664 as of March 31, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments

Domestic Equity	30.0%	31.7%
International Equity	10.0	8.6
Long- and Medium-Term Fixed Income	51.0	50.3
Short-Term Fixed Income	9.0	9.4

Total	100.0	100.0

FUND PROFILE

Combined total expense ratio§
Retirement Class	0.62%
Institutional Class	0.37%
Retail Class	0.37%
Fund net assets	$10.65 million

§	Includes the fund’s underlying fund expenses

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	33

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2010 FUND ▪ MARCH 31, 2008

Shares	Company		Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
10,129,313	TIAA-CREF Institutional Bond Fund		$102,711,234	31.47%
303,372	TIAA-CREF Institutional Enhanced International Equity Index Fund		2,678,778	0.82
459,256	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund		4,114,929	1.26
401,234	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund		3,623,147	1.11
265,841	TIAA-CREF Institutional Growth & Income Fund		2,440,423	0.75
7,347,402	TIAA-CREF Institutional Growth Equity Fund		57,383,209	17.58
1,044,764	TIAA-CREF Institutional High-Yield Fund II		9,705,860	2.97
1,952,419	TIAA-CREF Institutional Inflation-Linked Bond Fund		21,418,034	6.56
3,483,512	TIAA-CREF Institutional International Equity Fund		40,373,904	12.37
3,951,361	TIAA-CREF Institutional Large-Cap Value Fund		52,592,611	16.11
9,938	TIAA-CREF Institutional Mid-Cap Growth Fund		167,066	0.05
7,154	TIAA-CREF Institutional Mid-Cap Value Fund		118,683	0.04
281,185	TIAA-CREF Institutional Money Market Fund		281,185	0.09
1,654,291	TIAA-CREF Institutional Short-Term Bond Fund II		16,757,970	5.14
809,795	TIAA-CREF Institutional Small-Cap Equity Fund		10,009,069	3.07

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	(Cost $341,461,470)	324,376,102	99.39

	TOTAL PORTFOLIO	(Cost $341,461,470)	324,376,102	99.39
	OTHER ASSETS & LIABILITIES, NET		1,989,965	0.61

	NET ASSETS		$326,366,067	100.00%

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

34	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2015 FUND ▪ MARCH 31, 2008

Shares	Company		Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
7,556,025	TIAA-CREF Institutional Bond Fund		$76,618,098	27.92%
288,217	TIAA-CREF Institutional Enhanced International Equity Index Fund		2,544,958	0.93
447,248	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund		4,007,345	1.46
398,219	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund		3,595,922	1.31
292,286	TIAA-CREF Institutional Growth & Income Fund		2,683,184	0.98
7,014,094	TIAA-CREF Institutional Growth Equity Fund		54,780,076	19.96
959,418	TIAA-CREF Institutional High-Yield Fund II		8,912,989	3.25
916,591	TIAA-CREF Institutional Inflation-Linked Bond Fund		10,055,004	3.66
3,340,291	TIAA-CREF Institutional International Equity Fund		38,713,976	14.11
3,805,355	TIAA-CREF Institutional Large-Cap Value Fund		50,649,271	18.45
11,518	TIAA-CREF Institutional Mid-Cap Growth Fund		193,615	0.07
8,385	TIAA-CREF Institutional Mid-Cap Value Fund		139,105	0.05
882,241	TIAA-CREF Institutional Short-Term Bond Fund II		8,937,101	3.26
742,932	TIAA-CREF Institutional Small-Cap Equity Fund		9,182,637	3.34

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	(Cost $288,756,233)	271,013,281	98.75

	TOTAL PORTFOLIO	(Cost $288,756,233)	271,013,281	98.75
	OTHER ASSETS & LIABILITIES, NET		3,441,286	1.25

	NET ASSETS		$274,454,567	100.00%

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	35

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2020 FUND ▪ MARCH 31, 2008

Shares	Company		Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
5,699,185	TIAA-CREF Institutional Bond Fund		$57,789,737	24.16%
282,324	TIAA-CREF Institutional Enhanced International Equity Index Fund		2,492,920	1.04
443,820	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund		3,976,627	1.66
400,447	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund		3,616,036	1.51
257,401	TIAA-CREF Institutional Growth & Income Fund		2,362,941	0.99
6,940,923	TIAA-CREF Institutional Growth Equity Fund		54,208,610	22.66
967,311	TIAA-CREF Institutional High-Yield Fund II		8,986,319	3.76
257,887	TIAA-CREF Institutional Inflation-Linked Bond Fund		2,829,020	1.18
3,327,763	TIAA-CREF Institutional International Equity Fund		38,568,775	16.12
3,765,803	TIAA-CREF Institutional Large-Cap Value Fund		50,122,842	20.96
14,091	TIAA-CREF Institutional Mid-Cap Growth Fund		236,873	0.10
6,188	TIAA-CREF Institutional Mid-Cap Value Fund		102,664	0.04
278,246	TIAA-CREF Institutional Short-Term Bond Fund II		2,818,628	1.18
731,815	TIAA-CREF Institutional Small-Cap Equity Fund		9,045,234	3.78

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	(Cost $255,591,269)	237,157,226	99.14

	TOTAL PORTFOLIO	(Cost $255,591,269)	237,157,226	99.14
	OTHER ASSETS & LIABILITIES, NET		2,055,882	0.86

	NET ASSETS		$239,213,108	100.00%

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

36	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2025 FUND ▪ MARCH 31, 2008

Shares	Company		Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
3,707,706	TIAA-CREF Institutional Bond Fund		$37,596,134	18.50%
291,307	TIAA-CREF Institutional Enhanced International Equity Index Fund		2,572,241	1.27
441,977	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund		3,960,110	1.95
387,420	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund		3,498,400	1.72
242,459	TIAA-CREF Institutional Growth & Income Fund		2,225,776	1.09
6,536,520	TIAA-CREF Institutional Growth Equity Fund		51,050,220	25.12
857,550	TIAA-CREF Institutional High-Yield Fund II		7,966,643	3.92
3,131,785	TIAA-CREF Institutional International Equity Fund		36,297,389	17.86
3,548,060	TIAA-CREF Institutional Large-Cap Value Fund		47,224,680	23.24
25,218	TIAA-CREF Institutional Mid-Cap Growth Fund		423,923	0.21
5,761	TIAA-CREF Institutional Mid-Cap Value Fund		95,575	0.05
693,432	TIAA-CREF Institutional Small-Cap Equity Fund		8,570,816	4.22

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	(Cost $220,746,739)	201,481,907	99.15

	TOTAL PORTFOLIO	(Cost $220,746,739)	201,481,907	99.15
	OTHER ASSETS & LIABILITIES, NET		1,727,559	0.85

	NET ASSETS		$203,209,466	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	37

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2030 FUND ▪ MARCH 31, 2008

Shares	Company		Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
1,969,033	TIAA-CREF Institutional Bond Fund		$19,965,997	10.67%
269,032	TIAA-CREF Institutional Enhanced International Equity Index Fund		2,375,554	1.27
427,275	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund		3,828,383	2.05
419,295	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund		3,786,232	2.02
213,873	TIAA-CREF Institutional Growth & Income Fund		1,963,355	1.05
6,646,711	TIAA-CREF Institutional Growth Equity Fund		51,910,814	27.73
793,966	TIAA-CREF Institutional High-Yield Fund II		7,375,944	3.94
3,178,474	TIAA-CREF Institutional International Equity Fund		36,838,519	19.68
3,604,987	TIAA-CREF Institutional Large-Cap Value Fund		47,982,383	25.64
8,855	TIAA-CREF Institutional Mid-Cap Growth Fund		148,848	0.08
6,346	TIAA-CREF Institutional Mid-Cap Value Fund		105,288	0.06
706,896	TIAA-CREF Institutional Small-Cap Equity Fund		8,737,236	4.67

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	(Cost $204,964,517)	185,018,553	98.86

	TOTAL PORTFOLIO	(Cost $204,964,517)	185,018,553	98.86
	OTHER ASSETS & LIABILITIES, NET		2,141,314	1.14

	NET ASSETS		$187,159,867	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

LIFECYCLE 2035 FUND ▪ MARCH 31, 2008

Shares	Company		Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
927,555	TIAA-CREF Institutional Bond Fund		$9,405,404	5.94%
238,439	TIAA-CREF Institutional Enhanced International Equity Index Fund		2,105,420	1.33
396,718	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund		3,554,592	2.24
370,342	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund		3,344,184	2.11
353,346	TIAA-CREF Institutional Growth & Income Fund		3,243,717	2.05
5,827,062	TIAA-CREF Institutional Growth Equity Fund		45,509,358	28.73
672,997	TIAA-CREF Institutional High-Yield Fund II		6,252,143	3.95
2,785,689	TIAA-CREF Institutional International Equity Fund		32,286,141	20.39
3,161,373	TIAA-CREF Institutional Large-Cap Value Fund		42,077,877	26.57
22,247	TIAA-CREF Institutional Mid-Cap Growth Fund		373,966	0.24
6,145	TIAA-CREF Institutional Mid-Cap Value Fund		101,949	0.06
632,297	TIAA-CREF Institutional Small-Cap Equity Fund		7,815,189	4.93

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	(Cost $173,292,002)	156,069,940	98.54

	TOTAL PORTFOLIO	(Cost $173,292,002)	156,069,940	98.54
	OTHER ASSETS & LIABILITIES, NET		2,305,530	1.46

	NET ASSETS		$158,375,470	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

38	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2040 FUND ▪ MARCH 31, 2008

				% of net
Shares	Company		Value	assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
1,334,263	TIAA-CREF Institutional Bond Fund		$13,529,429	5.99%
339,866	TIAA-CREF Institutional Enhanced International Equity Index Fund		3,001,015	1.33
523,032	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund		4,686,366	2.07
502,873	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund		4,540,944	2.01
612,807	TIAA-CREF Institutional Growth & Income Fund		5,625,567	2.49
8,262,778	TIAA-CREF Institutional Growth Equity Fund		64,532,293	28.55
966,873	TIAA-CREF Institutional High-Yield Fund II		8,982,246	3.98
3,938,992	TIAA-CREF Institutional International Equity Fund		45,652,912	20.20
4,482,973	TIAA-CREF Institutional Large-Cap Value Fund		59,668,375	26.40
44,039	TIAA-CREF Institutional Mid-Cap Growth Fund		740,296	0.33
19,433	TIAA-CREF Institutional Mid-Cap Value Fund		322,400	0.14
927,642	TIAA-CREF Institutional Small-Cap Equity Fund		11,465,650	5.07

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $247,842,623)		222,747,493	98.56

	TOTAL PORTFOLIO	(Cost $247,842,623)	222,747,493	98.56
	OTHER ASSETS & LIABILITIES, NET		3,262,506	1.44

	NET ASSETS		$226,009,999	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

LIFECYCLE 2045 FUND ▪ MARCH 31, 2008

				% of net
Shares	Company		Value	assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
10,578	TIAA-CREF Institutional Bond Fund		$107,257	5.91%
2,817	TIAA-CREF Institutional Enhanced International Equity Index Fund		24,878	1.37
4,233	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund		37,930	2.09
4,235	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund		38,246	2.11
882	TIAA-CREF Institutional Growth & Income Fund		8,097	0.45
69,443	TIAA-CREF Institutional Growth Equity Fund		542,350	29.87
7,795	TIAA-CREF Institutional High-Yield Fund II		72,411	3.99
31,389	TIAA-CREF Institutional International Equity Fund		363,799	20.04
39,183	TIAA-CREF Institutional Large-Cap Value Fund		521,523	28.73
70	TIAA-CREF Institutional Mid-Cap Growth Fund		1,168	0.06
49	TIAA-CREF Institutional Mid-Cap Value Fund		807	0.04
7,968	TIAA-CREF Institutional Small-Cap Equity Fund		98,486	5.42

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Cost $2,129,302)		1,816,952	100.08

	TOTAL PORTFOLIO	(Cost $2,129,302)	1,816,952	100.08
	OTHER ASSETS & LIABILITIES, NET		(1,488)	(0.08)

	NET ASSETS		$1,815,464	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	39

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2050 FUND ▪ MARCH 31, 2008

Shares	Company		Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
10,569	TIAA-CREF Institutional Bond Fund		$107,174	5.89%
2,827	TIAA-CREF Institutional Enhanced International Equity Index Fund		24,958	1.37
4,250	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund		38,080	2.09
4,024	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund		36,337	2.00
1,172	TIAA-CREF Institutional Growth & Income Fund		10,759	0.59
69,459	TIAA-CREF Institutional Growth Equity Fund		542,476	29.83
7,739	TIAA-CREF Institutional High-Yield Fund II		71,891	3.95
31,567	TIAA-CREF Institutional International Equity Fund		365,856	20.11
39,192	TIAA-CREF Institutional Large-Cap Value Fund		521,649	28.68
82	TIAA-CREF Institutional Mid-Cap Growth Fund		1,375	0.08
58	TIAA-CREF Institutional Mid-Cap Value Fund		964	0.05
7,972	TIAA-CREF Institutional Small-Cap Equity Fund		98,539	5.42

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	(Cost $2,133,037)	1,820,058	100.06

	TOTAL PORTFOLIO	(Cost $2,133,037)	1,820,058	100.06
	OTHER ASSETS & LIABILITIES, NET		(1,113)	(0.06)

	NET ASSETS		$1,818,945	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

LIFECYCLE RETIREMENT INCOME FUND ▪ MARCH 31, 2008

Shares	Company		Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
432,320	TIAA-CREF Institutional Bond Fund		$4,383,728	41.16%
7,345	TIAA-CREF Institutional Enhanced International Equity Index Fund		64,860	0.61
10,740	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund		96,229	0.90
13,956	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund		126,024	1.18
32,169	TIAA-CREF Institutional Growth & Income Fund		295,308	2.77
161,038	TIAA-CREF Institutional Growth Equity Fund		1,257,709	11.81
21,611	TIAA-CREF Institutional High-Yield Fund II		200,768	1.89
55,979	TIAA-CREF Institutional Inflation-Linked Bond Fund		614,092	5.77
70,763	TIAA-CREF Institutional International Equity Fund		820,143	7.70
93,815	TIAA-CREF Institutional Large-Cap Value Fund		1,248,675	11.73
219	TIAA-CREF Institutional Mid-Cap Growth Fund		3,686	0.04
122	TIAA-CREF Institutional Mid-Cap Value Fund		2,031	0.02
202,286	TIAA-CREF Institutional Money Market Fund		202,286	1.90
75,806	TIAA-CREF Institutional Short-Term Bond Fund II		767,913	7.21
19,588	TIAA-CREF Institutional Small-Cap Equity Fund		242,113	2.27

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	(Cost $10,942,035)	10,325,565	96.96

	TOTAL PORTFOLIO	(Cost $10,942,035)	10,325,565	96.96
	OTHER ASSETS & LIABILITIES, NET		324,162	3.04

	NET ASSETS		$10,649,727	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

40	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

[This page intentionally left blank.]

TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	41

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

TIAA-CREF LIFECYCLE FUNDS ▪ MARCH 31, 2008

	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund	Lifecycle 2035 Fund

ASSETS
Investment in affiliated investment companies, at cost	$341,461,470	$288,756,233	$255,591,269	$220,746,739	$204,964,517	$173,292,002
Net unrealized appreciation of portfolio investments	(17,085,368)	(17,742,952)	(18,434,043)	(19,264,832)	(19,945,964)	(17,222,062)

Total investment in affiliated investment companies, at value	324,376,102	271,013,281	237,157,226	201,481,907	185,018,553	156,069,940

Cash	—	245	1,603	353	1,495	1,166
Shares of beneficial interest sold	2,420,723	3,820,404	2,946,049	2,225,259	2,957,182	2,928,368
Due from investment advisor	11,769	9,534	9,550	9,704	10,347	9,729

Total assets	326,808,594	274,843,464	240,114,428	203,717,223	187,987,577	159,009,203

LIABILITIES
Due to bank	759	—	—	—	—	—
Service agreement fees payable	65,704	54,615	47,848	40,462	37,244	31,285
Due to affiliates	4,322	5,431	5,472	11,295	12,466	16,448
Investment securities purchased	297,000	277,000	848,000	456,000	778,000	586,000
Fund shares redeemed	74,742	51,851	—	—	—	—

Total liabilities	442,527	388,897	901,320	507,757	827,710	633,733

NET ASSETS	$326,366,067	$274,454,567	$239,213,108	$203,209,466	$187,159,867	$158,375,470

NET ASSETS CONSIST OF:
Paid-in-capital	334,216,627	283,919,902	250,255,067	215,705,864	200,441,977	170,144,441
Distributions in excess of net investment income	(487,797)	(930,744)	(1,219,136)	(1,419,311)	(1,629,364)	(1,423,593)
Undistributed (accumulated) net realized gain on total investments	9,722,605	9,208,361	8,611,220	8,187,745	8,293,218	6,876,684
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	(17,085,368)	(17,742,952)	(18,434,043)	(19,264,832)	(19,945,964)	(17,222,062)

NET ASSETS	$326,366,067	$274,454,567	$239,213,108	$203,209,466	$187,159,867	$158,375,470

RETAIL CLASS:
Net assets	$—	$—	$—	$—	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	—	—	—	—
Net asset value per share	—	—	—	—	—	—

RETIREMENT CLASS:
Net assets	$318,027,951	$268,377,452	$235,457,400	$199,444,208	$184,127,457	$155,978,818
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	28,658,993	24,086,043	21,129,044	17,939,473	16,562,339	13,899,373
Net asset value per share	$11.10	$11.14	$11.14	$11.12	$11.12	$11.22

INSTITUTIONAL CLASS:
Net assets	$8,338,116	$6,077,115	$3,755,708	$3,765,258	$3,032,410	$2,396,652
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	839,235	617,494	388,167	393,204	320,425	253,560
Net asset value per share	$9.94	$9.84	$9.68	$9.58	$9.46	$9.45

42	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	43

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)	concluded

TIAA-CREF LIFECYCLE FUNDS ▪ MARCH 31, 2008

	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle Retirement Income Fund

ASSETS
Investment in affiliated investment companies, at cost	$247,842,623	$2,129,302	$2,133,037	$10,942,035
Net unrealized appreciation of portfolio investments	(25,095,130)	(312,350)	(312,979)	(616,470)

Total investment in affiliated investment companies, at value	222,747,493	1,816,952	1,820,058	10,325,565

Cash	1,104	1,236	1,185	1,119
Shares of beneficial interest sold	4,139,766	9,217	7,529	328,083
Due from investment advisor	10,400	8,265	8,266	9,531

Total assets	226,898,763	1,835,670	1,837,038	10,664,298

LIABILITIES
Due to bank	—	—	—	—
Service agreement fees payable	44,460	189	190	612
Due to affiliates	15,304	14,017	13,903	13,410
Investment securities purchased	829,000	6,000	4,000	549
Fund shares redeemed	—	—	—	—

Total liabilities	888,764	20,206	18,093	14,571

NET ASSETS	$226,009,999	$1,815,464	$1,818,945	$10,649,727

NET ASSETS CONSIST OF:
Paid-in-capital	243,404,829	2,065,863	2,069,239	11,177,891
Distributions in excess of net investment income	(2,018,231)	(21,632)	(21,622)	(52,558)
Undistributed (accumulated) net realized gain on total investments	9,718,531	83,583	84,307	140,864
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	(25,095,130)	(312,350)	(312,979)	(616,470)

NET ASSETS	$226,009,999	$1,815,464	$1,818,945	$10,649,727

RETAIL CLASS:
Net assets	$—	$—	$—	$4,815,187
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	—	507,769
Net asset value per share	—	—	—	$9.48

RETIREMENT CLASS:
Net assets	$221,987,219	$918,207	$921,625	$2,933,545
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	19,485,167	104,733	105,116	309,503
Net asset value per share	$11.39	$8.77	$8.77	$9.48

INSTITUTIONAL CLASS:
Net assets	$4,022,780	$897,257	$897,320	$2,900,995
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	423,429	102,282	102,282	305,897
Net asset value per share	$9.50	$8.77	$8.77	$9.48

44	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	45

STATEMENTS OF OPERATIONS (UNAUDITED)

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD ENDED MARCH 31, 2008

	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund	Lifecycle 2035 Fund

INVESTMENT INCOME
Dividends from affiliated investment companies	$4,870,672	$3,865,823	$3,188,017	$2,531,882	$2,139,416	$1,654,931

Total Income	4,870,672	3,865,823	3,188,017	2,531,882	2,139,416	1,654,931

EXPENSES
Investment management fees	143,233	117,457	102,339	85,481	77,854	63,129
Service agreement fees - Retirement Class	360,790	296,706	259,947	217,036	198,086	161,178
Distribution fees - Retail Class	—	—	—	—	—	—
Distribution fees - Retirement Class	72,356	59,504	52,132	43,526	39,726	32,324
Custody fees	3,894	2,960	2,477	2,556	2,496	2,227
Audit fees	5,516	5,516	5,516	5,516	5,515	5,516
Legal fees	3,684	3,684	3,686	3,684	3,684	3,684
Compliance fees	2,997	2,997	2,997	2,997	2,997	2,997
Registration fees	7,486	10,962	10,962	10,962	10,962	10,962
Trustee fees and expenses	1,804	1,804	1,804	1,804	1,804	1,804
Fund administration expenses	20,584	20,584	20,584	20,584	20,584	20,584
Transfer agency fees and expenses - Retail Class	—	—	—	—	—	—
Transfer agency fees and expenses - Retirement Class	630	629	632	631	630	629
Transfer agency fees and expenses - Institutional Class	764	765	765	765	765	765
Report printing and mailing expenses	16,715	6,480	7,197	7,691	7,516	8,255

Total expenses before expense reimbursement and fees waived	640,453	530,048	471,038	403,233	372,619	314,054
Less: Expenses reimbursed by the investment advisor	(64,074)	(56,381)	(56,620)	(57,190)	(56,953)	(57,423)
Fees waived by the investment advisor and TPIS	(215,589)	(176,961)	(154,471)	(129,007)	(117,580)	(95,453)

Net expenses	360,790	296,706	259,947	217,036	198,086	161,178

Net investment income	4,509,882	3,569,117	2,928,070	2,314,846	1,941,330	1,493,753

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT IN AFFILIATED INVESTMENT COMPANIES:
Realized gain (loss) from sale of investment in affiliated companies	509,713	173,267	(141,573)	(189,331)	(181,146)	(175,709)
Realized gain (loss) distributions from investment in affiliated investment companies	9,439,412	9,142,368	8,873,805	8,446,789	8,507,133	7,074,808

Net realized gain (loss) from investment in affiliated investment companies	9,949,125	9,315,635	8,732,232	8,257,458	8,325,987	6,899,099

Net change in unrealized appreciation (depreciation)from investment in affiliated investment companies	(29,382,933)	(28,965,066)	(28,947,518)	(28,161,603)	(28,627,290)	(24,147,742)

Net realized and unrealized gain (loss) from investment in affiliated investment companies	(19,433,808)	(19,649,431)	(20,215,286)	(19,904,145)	(20,301,303)	(17,248,643)

Net increase (decrease) in net assets resulting from operations	$(14,923,926)	$(16,080,314)	$(17,287,216)	$(17,589,299)	$(18,359,973)	$(15,754,890)

46	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	47

STATEMENTS OF OPERATIONS (UNAUDITED)	concluded

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD ENDED MARCH 31, 2008

	Lifecycle 2040 Fund	Lifecycle 2045 Fund (a)	Lifecycle 2050 Fund (a)	Lifecycle Retirement Income Fund (a)

INVESTMENT INCOME
Dividends from affiliated investment companies	$2,344,779	$23,376	$23,387	$144,547

Total Income	2,344,779	23,376	23,387	144,547

EXPENSES
Investment management fees	89,245	623	624	3,328
Service agreement fees - Retirement Class	227,556	779	780	2,443
Distribution fees - Retail Class	—	—	—	2,083
Distribution fees - Retirement Class	45,636	158	158	494
Custody fees	2,418	44	43	215
Audit fees	5,516	3,787	3,787	3,787
Legal fees	3,684	2,456	2,456	2,456
Compliance fees	2,997	1,998	1,998	1,998
Registration fees	10,962	7,381	7,381	7,381
Trustee fees and expenses	1,804	1,211	1,212	1,211
Fund administration expenses	20,584	13,861	13,860	13,861
Transfer agency fees and expenses - Retail Class	—	—	—	759
Transfer agency fees and expenses - Retirement Class	632	502	502	714
Transfer agency fees and expenses - Institutional Class	765	501	501	759
Report printing and mailing expenses	11,985	199	198	996

Total expenses before expense reimbursement and fees waived	423,784	33,500	33,500	42,485
Less: Expenses reimbursed by the investment advisor	(61,347)	(31,940)	(31,938)	(34,137)
Fees waived by the investment advisor and TPIS	(134,881)	(781)	(782)	(5,905)

Net expenses	227,556	779	780	2,443

Net investment income	2,117,223	22,597	22,607	142,104

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT IN AFFILIATED INVESTMENT COMPANIES:
Realized gain (loss) from sale of investment in affiliated companies	(264,740)	(24,686)	(23,962)	(98,084)
Realized gain (loss) distributions from investment in affiliated investment companies	10,017,143	108,269	108,269	238,948

Net realized gain (loss) from investment in affiliated investment companies	9,752,403	83,583	84,307	140,864

Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies	(34,365,549)	(312,350)	(312,979)	(616,470)

Net realized and unrealized gain (loss) from investment in affiliated investment companies	(24,613,146)	(228,767)	(228,672)	(475,606)

Net increase (decrease) in net assets resulting from operations	$(22,495,923)	$(206,170)	$(206,065)	$(333,502)

(a)	Fund commenced operations on November 30, 2007

48	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	49

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Lifecycle 2010 Fund		Lifecycle 2015 Fund		Lifecycle 2020 Fund

		March 31, 2008	September 30, 2007	March 31, 2008	September 30, 2007	March 31, 2008	September 30, 2007

		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income		$4,509,882	$4,494,966	$3,569,117	$3,320,169	$2,928,070	$2,593,821
Net realized gain from investment in affiliated investment companies		9,949,125	1,381,565	9,315,635	1,374,333	8,732,232	1,387,193
Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies		(29,382,933)	11,294,430	(28,965,066)	10,101,242	(28,947,518)	9,473,936

Net increase (decrease) from operations		(14,923,926)	17,170,961	(16,080,314)	14,795,744	(17,287,216)	13,454,950

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Retirement Class	(8,032,431)	(1,898,282)	(6,369,101)	(1,817,961)	(5,514,392)	(1,510,208)
	Institutional Class	(196,975)	—	(163,795)	—	(86,252)	—
From realized gains:	Retirement Class	(1,449,640)	(259,090)	(1,413,144)	(137,612)	(1,480,716)	(76,188)
	Institutional Class	(33,550)	—	(34,325)	—	(21,800)	—

Total distributions		(9,712,596)	(2,157,372)	(7,980,365)	(1,955,573)	(7,103,160)	(1,586,396)

SHAREHOLDER TRANSACTIONS
Seed money subscriptions:	Institutional Class	—	500,000	—	500,000	—	500,000
Subscriptions:	Retirement Class	101,303,366	186,601,137	87,370,684	137,550,816	79,094,493	127,997,409
	Institutional Class	6,360,676	3,152,534	3,189,868	3,201,121	2,527,648	949,220
Reinvestment of distributions:	Retirement Class	9,482,071	2,153,427	7,782,245	1,946,888	6,995,108	1,579,715
	Institutional Class	230,525	—	198,121	—	108,052	—
Exchanges among the funds:	Retirement Class	—	—	—	—	24,323	—
Redemptions:	Retirement Class	(24,566,296)	(7,469,477)	(4,502,102)	(4,616,812)	(7,754,168)	(5,417,825)
	Institutional Class	(1,418,302)	(39,801)	(294,896)	(310,426)	(15,737)	(46,804)

Net increase from shareholder transactions		91,392,040	184,897,820	93,743,920	138,271,587	80,979,719	125,561,715

Net increase in net assets		66,755,518	199,911,409	69,683,241	151,111,758	56,589,343	137,430,269

NET ASSETS
Beginning of period		259,610,549	59,699,140	204,771,326	53,659,568	182,623,765	45,193,496

End of period		$326,366,067	$259,610,549	$274,454,567	$204,771,326	$239,213,108	$182,623,765
Undistributed (distributions in excess of) net investment income included in net assets		$(487,797)	$3,230,137	$(930,744)	$2,031,966	$(1,219,136)	$1,451,881

CHANGE IN FUND SHARES
Seed money shares sold:	Institutional Class	—	50,000	—	50,000	—	50,000
Shares sold:	Retirement Class	8,690,346	16,295,217	7,390,161	11,797,001	6,668,538	10,795,031
	Institutional Class	606,822	298,858	304,476	303,407	244,207	89,529
Shares reinvested:	Retirement Class	813,214	194,528	656,176	173,829	582,440	138,937
	Institutional Class	22,102	—	18,923	—	10,370	—
Shares exchanged among the Funds, net:
	Retirement Class	—	—	—	—	1,999	—
Shares redeemed:	Retirement Class	(2,105,127)	(658,949)	(379,821)	(400,943)	(456,270)	(458,370)
	Institutional Class	(134,747)	(3,801)	(30,019)	(29,293)	(188,705)	(4,408)

Net increase (decrease) from shareholder transactions		7,892,610	16,175,853	7,959,896	11,894,001	6,862,579	10,610,719

50	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	51

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Lifecycle 2025 Fund		Lifecycle 2030 Fund		Lifecycle 2035 Fund

		March 31, 2008	September 30, 2007	March 31, 2008	September 30, 2007	March 31, 2008	September 30, 2007

		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income		$2,314,846	$1,781,303	$1,941,330	$1,443,468	$1,493,753	$948,929
Net realized gain from investment in affiliated investment companies		8,257,458	1,076,554	8,325,987	1,087,168	6,899,099	769,692
Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies		(28,161,603)	8,095,543	(28,627,290)	7,848,563	(24,147,742)	6,308,823

Net increase (decrease) from operations		(17,589,299)	10,953,400	(18,359,973)	10,379,199	(15,754,890)	8,027,444

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Retirement Class	(4,504,579)	(1,186,405)	(4,073,787)	(1,050,975)	(3,195,000)	(727,014)
	Institutional Class	(97,450)	—	(75,060)	—	(54,075)	—
From realized gains:	Retirement Class	(1,104,626)	(97,196)	(1,099,276)	(65,183)	(778,269)	(60,651)
	Institutional Class	(22,546)	—	(19,103)	—	(12,449)	—

Total distributions		(5,729,201)	(1,283,601)	(5,267,226)	(1,116,158)	(4,039,793)	(787,665)

SHAREHOLDER TRANSACTIONS
Seed money subscriptions:	Institutional Class	—	500,000	—	500,000	—	500,000
Subscriptions:	Retirement Class	75,855,473	102,098,028	74,239,838	91,079,675	70,290,659	75,528,069
	Institutional Class	2,142,756	1,618,568	1,634,936	1,207,638	1,609,916	877,238
Reinvestment of distributions:	Retirement Class	5,609,205	1,282,188	5,173,062	1,111,152	3,973,269	779,969
	Institutional Class	119,996	—	94,163	—	66,524	—
Exchanges among the funds:	Retirement Class	—	—	—	(116,547)	—	—
Redemptions:	Retirement Class	(2,714,265)	(3,546,862)	(794,847)	(2,294,551)	(783,436)	(886,266)
	Institutional Class	(248,939)	(21,481)	(63,031)	(54,696)	(432,340)	(18,813)

Net increase from shareholder transactions		80,764,226	101,930,441	80,284,121	91,432,671	74,724,592	76,780,197

Net increase in net assets		57,445,726	111,600,240	56,656,922	100,695,712	54,929,909	84,019,976

NET ASSETS
Beginning of period		145,763,740	34,163,500	130,502,945	29,807,233	103,445,561	19,425,585

End of period		$203,209,466	$145,763,740	$187,159,867	$130,502,945	$158,375,470	$103,445,561
Undistributed (distributions in excess of) net investment income included in net assets		$(1,419,563)	$867,368	$(1,629,364)	$576,498	$(1,423,593)	$330,605

CHANGE IN FUND SHARES
Seed money shares sold:	Institutional Class	—	50,000	—	50,000	—	50,000
Shares sold:	Retirement Class	6,335,737	8,523,873	6,155,324	7,517,887	5,787,501	6,153,683
	Institutional Class	206,707	153,748	159,706	113,393	157,667	81,936
Shares reinvested:	Retirement Class	462,424	111,982	421,259	96,037	319,138	66,835
	Institutional Class	11,494	—	9,019	—	6,348	—
Shares exchanged among the Funds, net:
	Retirement Class	—	—	—	(9,680)	—	—
Shares redeemed:	Retirement Class	(236,063)	(296,902)	(69,441)	(187,060)	(64,666)	(70,807)
	Institutional Class	(26,698)	(2,049)	(6,559)	(5,135)	(40,595)	(1,795)

Net increase (decrease) from shareholder transactions		6,753,601	8,540,652	6,669,308	7,575,442	6,165,393	6,279,852

52	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	53

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Lifecycle 2040 Fund		Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle Retirement Income Fund

		March 31, 2008	September 30, 2007	March 31, 2008(a)	March 31, 2008(a)	March 31, 2008(a)

		(unaudited )		(unaudited )	(unaudited )	(unaudited )
OPERATIONS
Net investment income		$2,117,223	$1,131,438	$22,597	$22,607	$142,104
Net realized gain from investment in affiliated investment companies		9,752,403	982,628	83,583	84,307	140,864
Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies		(34,365,549)	8,682,818	(312,350)	(312,979)	(616,470)

Net increase (decrease) from operations		(22,495,923)	10,796,884	(206,170)	(206,065)	(333,502)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Retail Class	—	—	—	—	(80,950)
	Retirement Class	(4,419,177)	(844,126)	(22,000)	(22,000)	(56,552)
	Institutional Class	(91,324)	—	(22,229)	(22,229)	(57,160)
From realized gains:	Retirement Class	(978,840)	(108,347)	—	—	—
	Institutional Class	(19,169)	—	—	—	—

Total distributions		(5,508,510)	(952,473)	(44,229)	(44,229)	(194,662)

SHAREHOLDER TRANSACTIONS
Seed money subscriptions:	Retail Class	—	—	—	—	4,000,000
	Retirement Class	—	—	1,000,000	1,000,000	3,000,000
	Institutional Class	—	500,000	1,000,000	1,000,000	3,000,000
Subscriptions:	Retail Class	—	—	—	—	1,021,515
	Retirement Class	104,233,205	113,769,642	21,652	25,028	34,903
	Institutional Class	2,344,998	1,965,989	20	20	20
Reinvestment of distributions:	Retail Class	—	—	—	—	80,603
	Retirement Class	5,398,017	947,700	22,000	22,000	56,552
	Institutional Class	110,494	—	22,229	22,229	57,160
Exchanges among the funds:	Retirement Class	(24,323)	—	—	—	—
Redemptions:	Retail Class	—	—	—	—	(72,822)
	Retirement Class	(2,090,312)	(3,542,802)	(19)	(19)	(20)
	Institutional Class	(367,411)	(168,437)	(19)	(19)	(20)

Net increase from shareholder transactions		109,604,668	113,472,092	2,065,863	2,069,239	11,177,891

Net increase in net assets		81,600,235	123,316,503	1,815,464	1,818,945	10,649,727
NET ASSETS
Beginning of period		144,409,764	21,093,261	—	—	—

End of period		$226,009,999	$144,409,764	$1,815,464	$1,818,945	$10,649,727
Undistributed (distributions in excess of) net investment income included in net assets		$(2,018,231)	$373,750	$(21,632)	$(21,622)	$(52,558)

CHANGE IN FUND SHARES
Seed money shares sold:	Retail Class	—	—	—	—	400,000
	Retirement Class	—	—	100,000	100,000	300,000
	Institutional Class	—	50,000	100,000	100,000	300,000
Shares sold:	Retail Class	—	—	—	—	107,123
	Retirement Class	8,437,997	9,145,824	2,476	2,859	3,669
	Institutional Class	228,076	184,342	2	2	2
Shares reinvested:	Retail Class	—	—	—	—	8,326
	Retirement Class	427,058	80,518	2,259	2,259	5,836
	Institutional Class	10,483	—	2,282	2,282	5,897
Shares exchanged among the Funds, net:
	Retirement Class	(1,917)	—	—	—	—
Shares redeemed:	Retail Class	—	—	—	—	(7,680)
	Retirement Class	(166,985)	(279,618)	(2)	(2)	(2)
	Institutional Class	(33,754)	(15,718)	(2)	(2)	(2)

Net increase (decrease) from shareholder transactions		8,900,958	9,165,348	207,015	207,398	1,123,169

(a)	Fund commenced operations on November 30, 2007

54	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	55

FINANCIAL HIGHLIGHTS

LIFECYCLE 2010 FUND

	Retirement Class

	For the Six-Months Ended March 31, 2008		For the Year Ended September 30, 2007	For the Year Ended September 30, 2006	For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005

	(unaudited)
SELECTED PER SHARE DATA
Net asset value,
beginning of period	$12.04		$10.99	$10.61	$9.92		$10.00

Gain (loss) from investment
operations:
Net investment income (a)	0.18		0.34	0.36	0.26		0.26
Net realized and unrealized
gain (loss) on total investments	(0.72)		0.98	0.29	0.70		0.62

Total gain (loss) from investment operations	(0.54)		1.32	0.65	0.96		0.88

Less distributions from:
Net investment income	(0.35)		(0.24)	(0.25)	(0.27)		(0.27)
Net realized gains	(0.05)		(0.03)	(0.02)	—	(d)	—	(d)

Total distributions	(0.40)		(0.27)	(0.27)	(0.27)		(0.27)

Net asset value, end of period	$11.10		$12.04	$10.99	$10.61		$10.61

TOTAL RETURN	(4.65	)%(b)	12.21%	6.32%	9.76	%(b)	8.88	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$318,028		$255,875	$59,699	$3,770		$3,770
Ratio of expenses to average net assets before expense reimbursement and waiver (e)(g)	0.44	%(c)	0.48%	0.69%	0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)(h)	0.25	%(c)	0.26%	0.33%	0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	3.06	%(c)	2.93%	3.32%	2.57	%(c)	2.53	%(c)
Portfolio turnover rate	10%		12%	13%	11	%(c)	11	%(c)

See notes to financial highlights.

56	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2010 FUND

	Institutional Class

	For the Six-Months Ended March 31, 2008		For the Period January 17, 2007‡ to September 30, 2007

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.83		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.15		0.22
Net realized and unrealized gain (loss) on total investments	(0.62)		0.61

Total gain (loss) from investment operations	(0.47)		0.83

Less distributions from:
Net investment income	(0.37)		—
Net realized gains	(0.05)		—

Total distributions	(0.42)		—

Net asset value, end of period	$9.94		$10.83

TOTAL RETURN	(4.53	)%(b)	8.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$8,338		$3,735
Ratio of expenses to average net assets before expense reimbursement and waiver (e)(g)	0.18	%(c)	0.31	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)(h)	0.00	%(c)	0.00	%(c)
Ratio of net investment income to average net assets	2.94	%(c)	3.04	%(c)
Portfolio turnover rate	10%		12%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	57

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2015 FUND

	Retirement Class

	For the Six-Months Ended March 31, 2008		For the Year Ended September 30, 2007	For the Year Ended September 30, 2006	For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$12.26		$11.06	$10.66	$9.90		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.17		0.32	0.31	0.26		0.26
Net realized and unrealized gain (loss) on total investments	(0.90)		1.16	0.40	0.79		0.69

Total gain (loss) from investment operations	(0.73)		1.48	0.71	1.05		0.95

Less distributions from:
Net investment income	(0.33)		(0.26)	(0.26)	(0.29)		(0.29)
Net realized gains	(0.06)		(0.02)	(0.05)	—	(d)	—	(d)

Total distributions	(0.39)		(0.28)	(0.31)	(0.29)		(0.29)

Net asset value, end of period	$11.14		$12.26	$11.06	$10.66		$10.66

TOTAL RETURN	(6.14	)%(b)	13.60%	6.80%	10.64	%(b)	9.54	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$268,377		$201,246	$53,660	$5,628		$5,628
Ratio of expenses to average net assets before expense reimbursement and waiver (e)(g)	0.44	%(c)	0.49%	0.61%	0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)(h)	0.25	%(c)	0.26%	0.33%	0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	2.94	%(c)	2.74%	2.91%	2.57	%(c)	2.54	%(c)
Portfolio turnover rate	5%		15%	6%	3	%(c)	3	%(c)

See notes to financial highlights.

58	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2015 FUND

	Institutional Class

	For the Six-Months Ended March 31, 2008		For the Period January 17, 2007‡ to September 30, 2007

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.88		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.17		0.18
Net realized and unrealized gain (loss) on total investments	(0.80)		0.70

Total gain (loss) from investment operations	(0.63)		0.88

Less distributions from:
Net investment income	(0.35)		—
Net realized gains	(0.06)		—

Total distributions	(0.41)		—

Net asset value, end of period	$9.84		$10.88

TOTAL RETURN	(6.02	)%(b)	8.80	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$6,077		$3,525
Ratio of expenses to average net assets before expense reimbursement and waiver (e)(g)	0.18	%(c)	0.32	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)(h)	0.00	%(c)	0.00	%(c)
Ratio of net investment income to average net assets	3.23	%(c)	2.37	%(c)
Portfolio turnover rate	5%		15%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	59

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2020 FUND

	Retirement Class

	For the Six-Months Ended March 31, 2008		For the Year Ended September 30, 2007	For the Year Ended September 30, 2006	For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005

	(unaudited)
SELECTED PER SHARE DATA
Net asset value,
beginning of period	$12.48		$11.18	$10.71	$9.89		$10.00

Gain (loss) from investment
operations:
Net investment income (a)	0.16		0.29	0.29	0.21		0.21
Net realized and unrealized
gain (loss) on total investments	(1.09)		1.28	0.48	0.91		0.80

Total gain (loss) from investment operations	(0.93)		1.57	0.77	1.12		1.01

Less distributions from:
Net investment income	(0.34)		(0.26)	(0.27)	(0.30)		(0.30)
Net realized gains	(0.07)		(0.01)	(0.03)	—	(d)	—	(d)

Total distributions	(0.41)		(0.27)	(0.30)	(0.30)		(0.30)

Net asset value, end of period	$11.14		$12.48	$11.18	$10.71		$10.71

TOTAL RETURN	(7.68	) %(b)	14.23%	7.30%	11.46	%(b)	10.24	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$235,457		$181,152	$45,193	$2,874		$2,874
Ratio of expenses to average net
assets before expense
reimbursement and waiver (e)(g)	0.45	%(c)	0.50%	0.70%	0.46	%(c)	0.46	%(c)
Ratio of expenses to average net
assets after expense
reimbursement and waiver (e)(h)	0.25	%(c)	0.26%	0.32%	0.46	%(c)	0.46	%(c)
Ratio of net investment income
to average net assets	2.78	%(c)	2.42%	2.66%	2.11	%(c)	2.07	%(c)
Portfolio turnover rate	5%		20%	1%	12	%(c)	12	%(c)

See notes to financial highlights.

60	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2020 FUND

	Institutional Class

	For the Six-Months Ended March 31, 2008		For the Period January 17, 2007‡ to September 30, 2007

	(unaudited)
SELECTED PER SHARE DATA
Net asset value,beginning of period	$10.89		$10.00

Gain (loss) from investment
operations:
Net investment income (a)	0.16		0.13
Net realized and unrealized gain (loss) on total investments	(0.94)		0.76

Total gain (loss) from investment operations	(0.78)		0.89

Less distributions from:
Net investment income	(0.36)		—
Net realized gains	(0.07)		—

Total distributions	(0.43)		—

Net asset value, end of period	$9.68		$10.89

TOTAL RETURN	(7.43	)%(b)	8.90	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$3,756		$1,472
Ratio of expenses to average net assets before expense reimbursement and waiver (e)(g)	0.21	%(c)	0.43	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)(h)	0.00	%(c)	0.00	%(c)
Ratio of net investment income to average net assets	3.06	%(c)	1.83	%(c)
Portfolio turnover rate	5%		20%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	61

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2025 FUND

	Retirement Class

	For the Six-Months Ended March 31, 2008		For the Year Ended September 30, 2007	For the Year Ended September 30, 2006	For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005

	(unaudited	)
SELECTED PER SHARE DATA
Net asset value,
beginning of period	$12.62		$11.24	$10.75	$9.87		$10.00

Gain (loss) from investment
operations:
Net investment income (a)	0.16		0.26	0.25	0.19		0.19
Net realized and unrealized
gain (loss) on total investments	(1.27)		1.42	0.55	1.01		0.88

Total gain (loss) from investment
operations	(1.11)		1.68	0.80	1.20		1.07

Less distributions from:
Net investment income	(0.32)		(0.28)	(0.28)	(0.32)		(0.32)
Net realized gains	(0.07)		(0.02)	(0.03)	—	(d)	—	(d)

Total distributions	(0.39)		(0.30)	(0.31)	(0.32)		(0.32)

Net asset value, end of period	$11.12		$12.62	$11.24	$10.75		$10.75

TOTAL RETURN	(9.05	)%(b)	15.18%	7.59%	12.24	%(b)	10.78	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
(in thousands)	$199,444		$143,559	$34,164	$4,095		$4,095
Ratio of expenses to average net
assets before expense
reimbursement and waiver (e)(g)	0.46	%(c)	0.53%	0.73%	0.46	%(c)	0.46	%(c)
Ratio of expenses to average net
assets after expense
reimbursement and waiver (e)(h)	0.25	%(c)	0.26%	0.33%	0.46	%(c)	0.46	%(c)
Ratio of net investment income
to average net assets	2.63	%(c)	2.12%	2.25%	1.86	%(c)	1.83	%(c)
Portfolio turnover rate	2%		25%	3%	2	%(c)	2	%(c)

See notes to financial highlights.

62	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued
LIFECYCLE 2025 FUND

	Institutional Class

	For the Six-Months Ended March 31, 2008		For the Period January 17, 2007‡ to September 30, 2007

	(unaudited	)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.93		$10.00

Gain (loss) from investment
operations:
Net investment income (a)	0.11		0.11
Net realized and unrealized
gain (loss) on total investments	(1.05)		0.82

Total gain (loss) from investment
operations	(0.94)		0.93

Less distributions from:
Net investment income	(0.34)		—
Net realized gains	(0.07)		—

Total distributions	(0.41)		—

Net asset value, end of period	$9.58		$10.93

TOTAL RETURN	(8.91	)%(b)	9.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$3,765		$2,204
Ratio of expenses to average net assets before expense reimbursement and waiver (e)(g)	0.21	%(c)	0.38	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)(h)	0.00	%(c)	0.00	%(c)
Ratio of net investment income to average net assets	2.16	%(c)	1.45	%(c)
Portfolio turnover rate	2%		25%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	63

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2030 FUND

	Retirement Class

	For the Six-Months Ended March 31, 2008		For the Year Ended September 30, 2007	For the Year Ended September 30, 2006		For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005

	(unaudited)
SELECTED PER SHARE DATA
Net asset value,
beginning of period	$12.81		$11.30	$10.74		$9.85		$10.00

Gain (loss) from investment
operations:
Net investment income (a)	0.14		0.24	0.23		0.17		0.17
Net realized and unrealized
gain (loss) on total investments	(1.43)		1.55	0.63		1.05		0.90

Total gain (loss) from investment
operations	(1.29)		1.79	0.86		1.22		1.07

Less distributions from:
Net investment income	(0.32)		(0.26)	(0.27)		(0.33)		(0.33)
Net realized gains	(0.08)		(0.02)	(0.03)		—	(d)	—	(d)

Total distributions	(0.40)		(0.28)	(0.30)		(0.33)		(0.33)

Net asset value, end of period	$11.12		$12.81	$11.30		$10.74		$10.74

TOTAL RETURN	(10.37	)%(b)	16.07%	8.20%		12.55	%(b)	10.86	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
(in thousands)	$184,127		$128,768	$29,807		$3,017		$3,017
Ratio of expenses to average net
assets before expense
reimbursement and waiver (e)(g)	0.47	%(c)	0.55%	0.85%		0.46	%(c)	0.46	%(c)
Ratio of expenses to average net
assets after expense
reimbursement and waiver (e)(h)	0.25	%(c)	0.26%	0.33%		0.46	%(c)	0.46	%(c)
Ratio of net investment income
to average net assets	2.41	%(c)	1.94%	2.06%		1.72	%(c)	1.68	%(c)
Portfolio turnover rate	1%		29%	0	%(f)	5	%(c)	5	%(c)

See notes to financial highlights.

64	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2030 FUND

	Institutional Class

	For the Six-Months Ended March 31, 2008		For the Period January 17, 2007‡ to September 30, 2007

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.96		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.13		0.02
Net realized and unrealized gain (loss) on total investments	(1.21)		0.94

Total gain (loss) from investment
operations	(1.08)		0.96

Less distributions from:
Net investment income	(0.34)		—
Net realized gains	(0.08)		—

Total distributions	(0.42)		—

Net asset value, end of period	$9.46		$10.96

TOTAL RETURN	(10.22)	% (b)	9.60	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$3,032		$1,735
Ratio of expenses to average net assets before expense reimbursement and waiver (e)(g)	0.23	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)(h)	0.00	%(c)	0.00	%(c)
Ratio of net investment income to average net assets	2.65	%(c)	0.33	%(c)
Portfolio turnover rate	1%		29%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	65

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2035 FUND

	Retirement Class

	For the Six-Months Ended March 31, 2008		For the Year Ended September 30, 2007	For the Year Ended September 30, 2006	For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005

	(unaudited)
SELECTED PER SHARE DATA
Net asset value,
beginning of period	$12.98		$11.38	$10.78	$9.83		$10.00

Gain (loss) from investment
operations:
Net investment income (a)	0.14		0.21	0.19	0.16		0.16
Net realized and unrealized
gain (loss) on total investments	(1.51)		1.68	0.73	1.14		0.97

Total gain (loss) from investment
operations	(1.37)		1.89	0.92	1.30		1.13

Less distributions from:
Net investment income	(0.32)		(0.27)	(0.28)	(0.35)		(0.35)
Net realized gains	(0.07)		(0.02)	(0.04)	—	(d)	—	(d)

Total distributions	(0.39)		(0.29)	(0.32)	(0.35)		(0.35)

Net asset value, end of period	$11.22		$12.98	$11.38	$10.78		$10.78

TOTAL RETURN	(10.87	)%(b)	16.91%	8.62%	13.36	%(b)	11.43	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period
(in thousands)	$155,979		$102,014	$19,426	$2,713		$2,713
Ratio of expenses to average net
assets before expense
reimbursement and waiver (e)(g)	0.48	%(c)	0.60%	1.03%	0.46	%(c)	0.46	%(c)
Ratio of expenses to average net
assets after expense
reimbursement and waiver (e)(h)	0.25	%(c)	0.26%	0.33%	0.46	%(c)	0.46	%(c)
Ratio of net investment income
to average net assets	2.28	%(c)	1.72%	1.76%	1.57	%(c)	1.53	%(c)
Portfolio turnover rate	1%		24%	1%	5	%(c)	5	%(c)

See notes to financial highlights.

66	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2035 FUND

	Institutional Class

	For the Six-Months Ended March 31, 2008		For the Period January 17, 2007‡ to September 30, 2007

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.12		0.07
Net realized and unrealized gain (loss) on total investments	(1.26)		0.93

Total gain (loss) from investment operations	(1.14)		1.00

Less distributions from:
Net investment income	(0.34)		—
Net realized gains	(0.07)		—

Total distributions	(0.41)		—

Net asset value, end of period	$9.45		$11.00

TOTAL RETURN	(10.76	)%(b)	10.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$2,397		$1,432
Ratio of expenses to average net assets before expense reimbursement and waiver (e)(g)	0.27	%(c)	0.55	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)(h)	0.00	%(c)	0.00	%(c)
Ratio of net investment income to average net assets	2.40	%(c)	0.90	%(c)
Portfolio turnover rate	1%		24%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	67

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2040 FUND

	Retirement Class

	For the Six-Months Ended March 31, 2008		For the Year Ended September 30, 2007	For the Year Ended September 30, 2006	For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$13.16		$11.45	$10.81	$9.82		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.14		0.20	0.17	0.15		0.15
Net realized and unrealized gain (loss) on total investments	(1.53)		1.82	0.79	1.21		1.03

Total gain (loss) from investment operations	(1.39)		2.02	0.96	1.36		1.18

Less distributions from:
Net investment income	(0.32)		(0.28)	(0.27)	(0.37)		(0.37)
Net realized gains	(0.06)		(0.03)	(0.05)	—	(d)	—	(d)

Total distributions	(0.38)		(0.31)	(0.32)	(0.37)		(0.37)

Net asset value, end of period	$11.39		$13.16	$11.45	$10.81		$10.81

TOTAL RETURN	(10.88	)%(b)	17.93%	9.04%	13.93	%(b)	11.88	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$221,987		$141,996	$21,093	$2,066		$2,066
Ratio of expenses to average net assets before expense reimbursement and waiver (e)(g)	0.46	%(c)	0.57%	1.19%	0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)(h)	0.25	%(c)	0.26%	0.33%	0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	2.28	%(c)	1.59%	1.50%	1.45	%(c)	1.41	%(c)
Portfolio turnover rate	1%		18%	17%	10	%(c)	10	%(c)

See notes to financial highlights.

68	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2040 FUND

	Institutional Class

	For the Six-Months Ended March 31, 2008		For the Period January 17, 2007‡ to September 30, 2007

	(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.04		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.13		0.06
Net realized and unrealized gain (loss) on total investments	(1.28)		0.98
Total gain (loss) from investment operations	(1.15)		1.04

Less distributions from:
Net investment income	(0.33)		—
Net realized gains	(0.06)		—

Total distributions	(0.39)		—

Net asset value, end of period	$9.50		$11.04

TOTAL RETURN	(10.75	)%(b)	10.40	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$4,023		$2,414
Ratio of expenses to average net assets before expense reimbursement and waiver (e)(g)	0.21	%(c)	0.44	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)(h)	0.00	%(c)	0.00	%(c)
Ratio of net investment income to average net assets	2.47	%(c)	0.78	%(c)
Portfolio turnover rate	1%		18%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	69

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2045 FUND

	Retirement Class		Institutional Class

	For the Period November 30, 2007** to March 31, 2008		For the Period November 30, 2007** to March 31, 2008

	(unaudited)		(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.11		0.11
Net realized and unrealized gain (loss) on total investments	(1.12)		(1.12)

Total gain (loss) from investment operations	(1.01)		(1.01)

Less distributions from:
Net investment income	(0.22)		(0.22)
Net realized gains	—		—

Total distributions	(0.22)		(0.22)

Net asset value, end of period	$8.77		$8.77

TOTAL RETURN	(10.32	)%(b)	(10.30	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$918		$897
Ratio of expenses to average net assets before expense reimbursement and waiver (e)(g)	5.48	%(c)	5.18	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)(h)	0.25	%(c)	0.00	%(c)
Ratio of net investment income to average net assets	3.47	%(c)	3.72	%(c)
Portfolio turnover rate	7%		7%

See notes to financial highlights.

70 2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2050 FUND

	Retirement Class		Institutional Class

	For the Period November 30, 2007** to March 31, 2008		For the Period November 30, 2007** to March 31, 2008

	(unaudited)		(unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.11		0.11
Net realized and unrealized gain (loss) on total investments	(1.12)		(1.12)

Total gain (loss) from investment operations	(1.01)		(1.01)

Less distributions from:
Net investment income	(0.22)		(0.22)
Net realized gains	—		—

Total distributions	(0.22)		(0.22)

Net asset value, end of period	$8.77		$8.77

TOTAL RETURN	(10.32	)%(b)	(10.30	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$922		$897
Ratio of expenses to average net assets before expense reimbursement and waiver (e)(g)	5.48	%(c)	5.18	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)(h)	0.25	%(c)	0.00	%(c)
Ratio of net investment income to average net assets	3.47	%(c)	3.72	%(c)
Portfolio turnover rate	7%		7%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report 71

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE RETIREMENT INCOME FUND

	Retail Class		Institutional Class		Retirement Class

	For the Period November 30, 2007** to March 31, 2008		For the Period November 30, 2007** to March 31, 2008		For the Period November 30, 2007** to March 31, 2008

	(unaudited)		(unaudited)		(unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00		$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.14		0.14		0.13
Net realized and unrealized gain (loss) on total investments	(0.54)		(0.54)		(0.53)

Total gain (loss) from investment operations	(0.40)		(0.40)		(0.40)

Less distributions from:
Net investment income	(0.12)		(0.12)		(0.12)
Net realized gains	—		—		—

Total distributions	(0.12)		(0.12)		(0.12)

Net asset value, end of period	$9.48		$9.48		$9.48

TOTAL RETURN	(3.34	)%(b)	(3.34	)%(b)	(3.36	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$4,815		$2,901		$2,934
Ratio of expenses to average net assets before expense reimbursement and waiver (e)(g)	1.26	%(c)	1.13	%(c)	1.42	%(c)
Ratio of expenses to average net assets after expense reimbursement and waiver (e)(h)	0.00	%(c)	0.00	%(c)	0.25	%(c)
Ratio of net investment income to average net assets	4.30	%(c)	4.31	%(c)	4.07	%(c)
Portfolio turnover rate	8%		8%		8%

See notes to financial highlights.

72 2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS (NOTES)	concluded

TIAA-CREF LIFECYCLE FUNDS

*	The Retirement Class effective date of SEC registration was October 15, 2004.

**	Fund commenced operations on November 30, 2007.

†	The Retirement Class commenced operations on October 4, 2004.

‡	The Institutional Class commenced operations on January 17, 2007.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	Total return for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expenses of the Underlying Funds.

(f)	Percentage is less than 1%.

(g)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and the distributor.

(h)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and the distributor, if any.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report 73

NOTES TO FINANCIAL STATEMENTS

TIAA-CREF LIFECYCLE FUNDS

Note 1—significant accounting policies

The Lifecycle Funds (the “Funds,” each individually referred to as a “Fund”), comprise ten of the forty-two funds offered by TIAA-CREF Institutional Mutual Funds, a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The ten Lifecycle Funds are 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 and Retirement Income. For the period ended March 31, 2008, Teachers Insurance and Annuity Association of America (“TIAA”) had investments in the Retail, Retirement and Institutional share classes of the Funds as follows:

	Retail Class		Retirement Class

Fund	TIAA Investments	Percentage of Net Assets	TIAA Investments	Percentage of Net Assets

Lifecycle 2010	$—	—%	$1,238,487	0.39%
Lifecycle 2015	—	—	1,247,433	0.46
Lifecycle 2020	—	—	1,247,421	0.53
Lifecycle 2025	—	—	1,248,640	0.63
Lifecycle 2030	—	—	1,247,917	0.68
Lifecycle 2035	—	—	1,261,326	0.81
Lifecycle 2040	—	—	1,282,093	0.58
Lifecycle 2045	—	—	896,809	97.67
Lifecycle 2050	—	—	896,809	97.31
Lifecycle Retirement Income	3,866,539	80.30	2,889,115	98.83

	Institutional Class

Fund	TIAA Investments	Percentage of Net Assets

Lifecycle 2010	$516,972	6.20%
Lifecycle 2015	511,257	8.41
Lifecycle 2020	504,030	8.29
Lifecycle 2025	497,803	13.22
Lifecycle 2030	491,983	16.22
Lifecycle 2035	490,810	20.48
Lifecycle 2040	492,664	12.25
Lifecycle 2045	897,015	99.97
Lifecycle 2050	897,015	99.97
Lifecycle Retirement Income	2,899,904	99.96

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of certain other series of TIAA-CREF Institutional Mutual Funds (the “Underlying Funds”). The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of TIAA. The accompanying financial statements were prepared in accordance with U.S. generally accepted accounting

74   2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

principles (“GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds.

Valuation of investments: The market value of the Underlying Funds is based on their net asset values as of the close of the New York Stock Exchange on the valuation date.

Accounting for investments: Securities transactions are accounted for as of trade date. Interest income is recorded as earned. Dividends and distributions from the affiliated investment companies are recorded on the ex-dividend date. Dividends from the affiliated investment companies are recorded as dividend income, while capital gain distributions are recorded as gain distributions from sale of investments from affiliated investment companies on the Statement of Operations. Realized gains and losses on sales from investments in affiliated investment companies are based upon the specific identification method.

Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for Service Agreement Fees, Distribution Fees and Transfer Agency Fees and Expenses, which are unique to each class of shares.

Distributions to shareholders: Distributions from net investment income and from realized gains, if any, are declared and paid annually for the Funds except for Retirement Income which pays quarterly.

Income taxes: The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year and comply with various other Code requirements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Fair value measurement: In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Account Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a frame work for measure fair value under “GAAP” and expands disclosure about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Application of SFAS 157 is effective for the TIAA-CREF Lifecycle Funds 2045, 2050 and Retirement Income. This guidance is not yet effective for the other Lifecycle Funds reporting for the period ended March 31, 2008 and management is still assessing the impact of SFAS 157 on those funds.

Various inputs are used in determining the value of a Fund’s investments. These inputs are summarized in the three broad levels below:

•	Level 1 – quoted prices in active markets for identical securities

TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report    75

NOTES TO FINANCIAL STATEMENTS

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Lifecycle Funds’ net assets as of March 31, 2008:

Fund	Level 1	Level 2	Level 3	Total

Lifecycle 2045	$1,816,952	—	—	$1,816,952
Lifecycle 2050	1,820,058	—	—	1,820,058
Lifecycle Retirement Income	10,325,565	—	—	10,325,565

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the TIAA-CREF Institutional Mutual Funds are indemnified against certain liabilities that may arise out of their duties to the TIAA-CREF Institutional Mutual Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—management agreement

Under the terms of the Investment Management Agreement, each Fund pays Teachers Advisors Inc. (“Advisers”) a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive its 0.10% management fee on each Fund through at least April 30, 2009 with respect to Lifecycle 2045, 2050, and Retirement Income Funds and January 31, 2009 for all other Lifecycle Funds. Under the terms of the Funds’ Service Agreement, the Retirement Class of each Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the offering of Retirement Class shares on retirement plan or other platforms. Under the terms of the Distribution (12b-1) Plans, the Retirement Class of each Fund reimburses TPIS for amounts incurred up to 0.05% of average daily net assets to distribute the Retirement Class of each Fund and 0.25% of average daily net assets to distribute the Retail Class of the Retirement Income Fund. TPIS has contractually agreed to waive reimbursement under the Distribution Plans through April 30, 2009 for Lifecycle 2045, 2050 and Retirement Income and thru January 31, 2009 for all other Lifecycle Funds.

For the Retirement Class, Advisors is voluntarily reimbursing each Fund for all expenses exceeding the 0.25% Service Agreement fee through April 30, 2009 with

76   2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

respect to the Lifecycle 2045, 2050, and Retirement Income Funds and January 31, 2009 for all other Lifecycle Funds.

For the Institutional Class, Advisors is voluntarily reimbursing each Fund for all expenses through April 30, 2009 with respect to the Lifecycle 2045, 2050, and Retirement Income Funds, and January 31, 2009 for all other Lifecycle Funds. The Institutional Class does not have a Service Agreement for which it is charged a fee.

Each Fund is still responsible for its proportionate amount of the Underlying Funds’ fees and expenses.

Total investment management fees, service agreement fees, distribution plan expenses and other expenses incurred for the Funds for the period ended March 31, 2008 are reflected in the Statements of Operations.

Note 3—investments

At March 31, 2008, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation

Lifecycle 2010	$342,175,696	$2,789,412	$(20,589,006)	$(17,799,594)
Lifecycle 2015	289,075,131	1,779,757	(19,841,606)	(18,061,849)
Lifecycle 2020	256,019,250	724,369	(19,586,393)	(18,862,024)
Lifecycle 2025	220,982,576	272,011	(19,772,680)	(19,500,669)
Lifecycle 2030	205,149,200	113,847	(20,244,494)	(20,130,647)
Lifecycle 2035	173,473,471	15,671	(17,419,202)	(17,403,531)
Lifecycle 2040	248,113,715	2,474	(25,368,696)	(25,366,222)
Lifecycle 2045	2,134,016	706	(317,770)	(317,064)
Lifecycle 2050	2,142,051	706	(322,699)	(321,993)
Lifecycle Retirement Income	10,970,906	8,297	(653,638)	(645,341)

TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report    77

NOTES TO FINANCIAL STATEMENTS

The following is information about the holdings of the TIAA-CREF Lifecycle Funds in the TIAA-CREF Institutional Mutual Funds—Institutional Class as of March 31, 2008:

Fund	Bond Fund	Enhanced International Equity Index	Enhanced Large-Cap Growth Index	Enhanced Large-Cap Value Index	Growth Equity Fund	Growth & Income Fund	High- Yield Fund II	Inflation- Linked Bond Fund

Number of shares
in Affiliated Investment Companies:
Lifecycle 2010	10,129,313	303,372	459,256	401,234	7,347,402	265,841	1,044,764	1,952,419
Lifecycle 2015	7,556,025	288,217	447,248	398,219	7,014,094	292,286	959,418	916,591
Lifecycle 2020	5,699,185	282,324	443,820	400,447	6,940,923	257,401	967,311	257,887
Lifecycle 2025	3,707,706	291,307	441,977	387,420	6,536,520	242,459	857,550	—
Lifecycle 2030	1,969,033	269,032	427,275	419,295	6,646,711	213,873	793,966	—
Lifecycle 2035	927,555	238,439	396,718	370,342	5,827,062	353,346	672,997	—
Lifecycle 2040	1,334,263	339,866	523,032	502,873	8,262,778	612,807	966,873	—
Lifecycle 2045	10,578	2,817	4,233	4,236	69,443	882	7,795	—
Lifecycle 2050	10,569	2,827	4,250	4,024	69,459	1,172	7,739	—
Lifecycle
Retirement
Income	432,320	7,345	10,740	13,956	161,038	32,169	21,611	55,979
% of total shares
outstanding in
Affiliated Investment Companies:
Lifecycle 2010	5.61%	5.39%	7.79%	7.16%	13.99%	1.94%	4.02%	4.60%
Lifecycle 2015	4.19	5.12	7.59	7.11	13.36	2.13	3.69	2.16
Lifecycle 2020	3.16	5.02	7.53	7.15	13.22	1.88	3.72	0.61
Lifecycle 2025	2.05	5.18	7.50	6.92	12.45	1.77	3.30	—
Lifecycle 2030	1.09	4.78	7.25	7.49	12.66	1.56	3.05	—
Lifecycle 2035	0.51	4.24	6.73	6.61	11.10	2.58	2.59	—
Lifecycle 2040	0.74	6.04	8.87	8.98	15.74	4.47	3.72	—
Lifecycle 2045	0.01	0.05	0.07	0.08	0.13	0.01	0.03	—
Lifecycle 2050	0.01	0.05	0.07	0.07	0.13	0.01	0.03	—
Lifecycle
Retirement
Income	0.24	0.13	0.18	0.25	0.31	0.23	0.08	0.13

78	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

Fund	International Equity Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Money Market Fund	Short- Term Bond Fund II	Small- Cap Equity Fund

Number of shares
in Affiliated Investment Companies:
Lifecycle 2010	3,483,512	3,951,361	9,938	7,154	281,185	1,654,291	809,795
Lifecycle 2015	3,340,291	3,805,355	11,518	8,385	—	882,241	742,932
Lifecycle 2020	3,327,763	3,765,803	14,091	6,188	—	278,246	731,815
Lifecycle 2025	3,131,785	3,548,060	25,218	5,761	—	—	693,432
Lifecycle 2030	3,178,474	3,604,987	8,855	6,346	—	—	706,896
Lifecycle 2035	2,785,689	3,161,373	22,247	6,145	—	—	632,297
Lifecycle 2040	3,938,992	4,482,973	44,039	19,433	—	—	927,642
Lifecycle 2045	31,389	39,183	70	48	—	—	7,968
Lifecycle 2050	31,567	39,192	82	58	—	—	7,972
Lifecycle Retirement Income	70,763	93,815	219	122	202,286	75,806	19,588
% of total shares
outstanding
in Affiliated Investment Companies:
Lifecycle 2010	4.94%	10.14%	0.32%	0.15%	0.11%	11.01%	5.68%
Lifecycle 2015	4.74	9.77	0.37	0.18	—	5.87	5.21
Lifecycle 2020	4.72	9.66	0.45	0.13	—	1.85	5.14
Lifecycle 2025	4.44	9.11	0.81	0.12	—	—	4.87
Lifecycle 2030	4.51	9.25	0.29	0.13	—	—	4.96
Lifecycle 2035	3.95	8.11	0.72	0.13	—	—	4.44
Lifecycle 2040	5.59	11.5	1.42	0.41	—	—	6.51
Lifecycle 2045	0.04	0.10	—	—	—	—	0.06
Lifecycle 2050	0.04	0.10	—	—	—	—	0.06
Lifecycle Retirement Income	0.10	0.24	0.01	—	0.08	0.05	0.14

Purchases and sales of securities, excluding short-term instruments, for the Funds, for the period ended March 31, 2008, were as follows:

Fund	Purchases	Sales

Lifecycle 2010	$251,029,907	$39,181,448
Lifecycle 2015	207,250,935	20,234,397
Lifecycle 2020	184,908,538	19,806,132
Lifecycle 2025	166,457,331	15,633,929
Lifecycle 2030	159,099,789	16,801,772
Lifecycle 2035	139,251,276	11,168,582
Lifecycle 2040	203,947,003	12,608,444
Lifecycle 2045	2,283,893	129,904
Lifecycle 2050	2,285,772	128,773
Lifecycle Retirement Income	11,805,074	764,954

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 establishes for all

TIAA-CREF Lifecycle Funds ▪ 2008 Semiannual Report	79

NOTES TO FINANCIAL STATEMENTS	concluded

entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including what jurisdiction the entity may be taxable in), and requires certain expanded tax disclosures. Management has evaluated the application of FIN 48 to the Accounts’ financial statements for the period ended March 31, 2008. There was no material impact to the financial statements or disclosures as a result of adopting this pronouncement.

Note 4—trustee fees

Each Fund pays the trustees, all of whom are independent, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees also participate in a long-term compensation plan. Trustees’ fees incurred for the period ended March 31, 2008 are reflected in the Statements of Operations.

Note 5 - distributions to shareholders

The tax character of distributions paid to shareholders during the year ended September 30, 2007 were as follows:

	2007

Fund	Ordinary income	Long-term capital gains	Total

Lifecycle 2010	$1,900,921	$256,451	$2,157,372
Lifecycle 2015	1,817,961	137,612	1,955,573
Lifecycle 2020	1,510,208	76,188	1,586,396
Lifecycle 2025	1,186,405	97,196	1,283,601
Lifecycle 2030	1,050,970	65,188	1,116,158
Lifecycle 2035	727,014	60,651	787,665
Lifecycle 2040	844,126	108,347	952,473

The tax character of the fiscal year 2008 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

Each of the Funds participates in a 365-day $1.5 billion committed revolving credit facility dated August 6, 2007 that can be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. Interest associated with any borrowing under the facility is charged to the Funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the period ended March 31, 2008 there were no borrowings under this credit facility by the Funds.

80	2008 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

HOW TO REACH US

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit www.tiaa-cref.org, or call 800 842-2776 for the Retirement or Institutional classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA/ SIPC, distribute securities products.

©2008 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

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C41416	A11014 (5/08)

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Item 3. Audit Committee Financial Expert.

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Item 4. Principal Accountant Fees and Services.

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Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
GROWTH EQUITY FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.36%
AMUSEMENT AND RECREATION SERVICES - 1.99%
15,800		Nintendo Co Ltd	$8,147,271
		TOTAL AMUSEMENT AND RECREATION SERVICES	8,147,271

APPAREL AND ACCESSORY STORES - 0.24%
13,433	e	Abercrombie & Fitch Co (Class A)	982,490
		TOTAL APPAREL AND ACCESSORY STORES	982,490

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.95%
170,672		Lowe's Cos, Inc	3,915,216
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	3,915,216

BUSINESS SERVICES - 16.77%
127,334		Adobe Systems, Inc	4,531,817
75,395	e	DST Systems, Inc	4,956,467
224,469		eBay, Inc	6,698,155
1,610,843		Experian Group Ltd	11,732,846
35,235		Google, Inc (Class A)	15,519,960
157,594		Intuit, Inc	4,256,614
167,091		Juniper Networks, Inc	4,177,275
21,289	e	Mastercard, Inc (Class A)	4,747,234
54,292		Omnicom Group, Inc	2,398,621
453,485		Oracle Corp	8,870,167
14,604	*	Visa, Inc (Class A)	910,705
		TOTAL BUSINESS SERVICES	68,799,861

CHEMICALS AND ALLIED PRODUCTS - 19.11%
6,541	*	Abbott Laboratories	354,523
27,765		Air Products & Chemicals, Inc	2,554,380
147,201		Avon Products, Inc	5,820,327
60,934		Clorox Co	3,451,302
96,456		Du Pont (E.I.) de Nemours & Co	4,510,282
119,182		Genentech, Inc	9,675,195
169,066		Gilead Sciences, Inc	8,711,971
246,868		Merck & Co, Inc	9,368,640
101,804		Monsanto Co	11,351,146
8,298	*	Mosaic Co	851,375
93,385	e	Mylan Laboratories, Inc	1,083,266
141,477		Novartis AG. (ADR)	7,247,867
78,024		Praxair, Inc	6,571,962
148,430		Teva Pharmaceutical Industries Ltd (ADR)	6,855,982
		TOTAL CHEMICALS AND ALLIED PRODUCTS	78,408,218

COAL MINING - 0.92%
78,128	e	Sasol Ltd (ADR)	3,780,614
		TOTAL COAL MINING	3,780,614

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
DEPOSITORY INSTITUTIONS - 2.28%
37,951		JPMorgan Chase & Co	$1,629,995
23,243	e	State Street Corp	1,836,197
277,816		Western Union Co	5,909,146
		TOTAL DEPOSITORY INSTITUTIONS	9,375,338

ELECTRIC, GAS, AND SANITARY SERVICES - 1.14%
74,291		FPL Group, Inc	4,661,017
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,661,017

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 10.90%
23,768	*	Apple Computer, Inc	3,410,708
355,747		Cisco Systems, Inc	8,569,945
311,411		Intel Corp	6,595,685
157,405		Maxim Integrated Products, Inc	3,209,488
217,580		Qualcomm, Inc	8,920,780
124,809		Research In Motion Ltd	14,007,314
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	44,713,920

ENGINEERING AND MANAGEMENT SERVICES - 3.03%
119,925		Celgene Corp	7,350,203
54,842		Jacobs Engineering Group, Inc	4,035,823
31,414	*	URS Corp	1,026,924
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	12,412,950

GENERAL BUILDING CONTRACTORS - 0.30%
37,169	e	Ryland Group, Inc	1,222,488
		TOTAL GENERAL BUILDING CONTRACTORS	1,222,488

GENERAL MERCHANDISE STORES - 2.62%
184,570		TJX Cos, Inc	6,103,730
88,280		Wal-Mart Stores, Inc	4,650,590
		TOTAL GENERAL MERCHANDISE STORES	10,754,320

HOLDING AND OTHER INVESTMENT OFFICES - 0.09%
4,030	*	Affiliated Managers Group, Inc	365,682
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES - 2.53%	365,682

HOTELS AND OTHER LODGING PLACES - 0.91%
63,826	e	MGM Mirage	3,751,054
		TOTAL HOTELS AND OTHER LODGING PLACES	3,751,054

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.04%
139,651		Applied Materials, Inc	2,724,591
86,860	*	EMC Corp	1,245,572
358,819		General Electric Co	13,279,891
94,867		Hewlett-Packard Co	4,331,627
181,732		International Game Technology	7,307,444
2,400		Seagate Technology, Inc	(0)
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	28,889,125

INSTRUMENTS AND RELATED PRODUCTS - 7.53%
135,848		Agilent Technologies, Inc	4,052,346
26,298		Alcon, Inc	3,740,890

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
79,718		Allergan, Inc	$4,495,298
190,091		Emerson Electric Co	9,782,083
88,035	e*	Flir Systems, Inc	2,648,973
28,048	e*	Hologic, Inc	1,559,469
39,056	*	St. Jude Medical, Inc	1,686,829
33,043	*	Waters Corp	1,840,495
13,933	*	Zimmer Holdings, Inc	1,082,893
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	30,889,276

INSURANCE CARRIERS - 1.32%
104,149	e	Lincoln National Corp	5,415,748
		TOTAL INSURANCE CARRIERS	5,415,748

METAL MINING - 0.96%
65,835		Anglo American plc	3,956,369
		TOTAL METAL MINING	3,956,369

MISCELLANEOUS RETAIL - 6.70%
93,272	e	Amazon.com, Inc	6,650,294
363,173		CVS Corp	14,712,138
276,349		Staples, Inc	6,110,076
		TOTAL MISCELLANEOUS RETAIL	27,472,508

MOTION PICTURES - 0.85%
186,365		News Corp (Class A)	3,494,344
		TOTAL MOTION PICTURES	3,494,344

NONDEPOSITORY INSTITUTIONS - 0.15%
23,216		Fannie Mae	611,045
		TOTAL NONDEPOSITORY INSTITUTIONS	611,045

OIL AND GAS EXTRACTION - 5.08%
131,463		Denbury Resources, Inc	3,753,268
28,124	*	National Oilwell Varco, Inc	1,641,879
118,319		Saipem S.p.A.	4,789,449
94,816		Schlumberger Ltd	8,248,992
39,187	e	XTO Energy, Inc	2,424,108
		TOTAL OIL AND GAS EXTRACTION	20,857,696

PETROLEUM AND COAL PRODUCTS - 1.55%
48,957		Devon Energy Corp	5,107,684
13,034		Suncor Energy, Inc	1,255,826
		TOTAL PETROLEUM AND COAL PRODUCTS	6,363,510

RAILROAD TRANSPORTATION - 0.47%
15,336	e	Union Pacific Corp	1,922,828
		TOTAL RAILROAD TRANSPORTATION	1,922,828

SECURITY AND COMMODITY BROKERS - 2.64%
390,105		Charles Schwab Corp	7,345,678
70,435	e	Lazard Ltd (Class A)	2,690,617
12,947		NYSE Euronext	798,959
		TOTAL SECURITY AND COMMODITY BROKERS	10,835,254

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
TOBACCO PRODUCTS - 2.46%
138,844		Altria Group, Inc	$3,082,337
138,844		Philip Morris International, Inc	7,022,730
		TOTAL TOBACCO PRODUCTS	10,105,067

TRANSPORTATION EQUIPMENT - 0.37%
42,944	*	BE Aerospace, Inc	1,500,893
		TOTAL TRANSPORTATION EQUIPMENT	1,500,893

WATER TRANSPORTATION - 0.99%
123,558	e	Royal Caribbean Cruises Ltd	4,065,058
		TOTAL WATER TRANSPORTATION	4,065,058

		TOTAL COMMON STOCKS	407,669,160
		(Cost $412,123,325)

SHORT-TERM INVESTMENTS - 8.55%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.55%
35,098,860		State Street Navigator Securities Lending Prime Portfolio	35,098,860
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	35,098,860

		TOTAL SHORT-TERM INVESTMENTS	35,098,860
		(Cost $35,098,860)

		TOTAL PORTFOLIO -107.91%	442,768,020
		(Cost $447,222,185)

		OTHER ASSETS & LIABILITIES, NET - (7.91)%	(32,469,897)

		NET ASSETS - 100.00%	$410,298,123

		ABBREVIATION:
		ADR - American Depositary Receipt

	*	Non-income producing
	e	All or a portion of these securities are out on loan

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
GROWTH & INCOME FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.29%

AMUSEMENT AND RECREATION SERVICES - 1.93%
258,000	*	Activision, Inc	$7,045,980
10,669		Nintendo Co Ltd	5,501,471
155,931	e*	WMS Industries, Inc	5,608,838
		TOTAL AMUSEMENT AND RECREATION SERVICES	18,156,289

APPAREL AND ACCESSORY STORES - 1.14%
296,633		Gap, Inc	5,837,737
110,981	e*	J Crew Group, Inc	4,902,031
		TOTAL APPAREL AND ACCESSORY STORES	10,739,768

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.56%
188,064		Home Depot, Inc	5,260,150
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	5,260,150

BUSINESS SERVICES - 6.79%
141,441	*	Adobe Systems, Inc	5,033,885
345,131	*	BEA Systems, Inc	6,609,259
86,529	e*	DynCorp International, Inc (Class A)	1,443,304
157,764	*	eBay, Inc	4,707,678
15,677	*	Google, Inc (Class A)	6,905,248
14,936	e	Mastercard, Inc (Class A)	3,330,579
828,273		Microsoft Corp	23,506,388
68,577	e*	NetSuite, Inc	1,477,149
396,334	*	Oracle Corp	7,752,293
55,708	*	Symantec Corp	925,867
37,269	*	Visa, Inc	2,324,095
		TOTAL BUSINESS SERVICES	64,015,745

CHEMICALS AND ALLIED PRODUCTS - 13.87%
226,393		Abbott Laboratories	12,485,574
22,557		Akzo Nobel NV	1,809,794
50,179	*	Amgen, Inc	2,096,479
94,123		Avon Products, Inc	3,721,623
88,531		Bayer AG.	7,094,634
86,501	e*	Chattem, Inc	5,738,476
32,486		Clorox Co	1,840,007
89,019		Colgate-Palmolive Co	6,935,470
212,703		Du Pont (E.I.) de Nemours & Co	9,945,992
156,352	*	Elan Corp plc (ADR)	3,261,503
66,732	*	Genentech, Inc	5,417,304
92,156	*	Genzyme Corp	6,869,308
210,908	*	Gilead Sciences, Inc	10,868,089
277,192		Merck & Co, Inc	10,519,436
101,515		Monsanto Co	11,318,923
61,413	*	Mosaic Co	6,300,974

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
144,322	e*	Mylan Laboratories, Inc	$1,674,135
85,345		Praxair, Inc	7,188,609
222,512		Procter & Gamble Co	15,591,416
		TOTAL CHEMICALS AND ALLIED PRODUCTS	130,677,746

COAL MINING - 0.29%
53,265	e	Peabody Energy Corp	2,716,515
		TOTAL COAL MINING	2,716,515

COMMUNICATIONS - 3.00%
538,195		AT&T, Inc	20,612,869
48,995		America Movil S.A. de C.V. (ADR) (Series L)	3,120,492
123,513		Verizon Communications, Inc	4,502,049
		TOTAL COMMUNICATIONS	28,235,410

DEPOSITORY INSTITUTIONS - 7.45%
308,537		Bank of America Corp	11,696,638
304,461		Citigroup, Inc	6,521,555
380,017		JPMorgan Chase & Co	16,321,730
79,536	e	M&T Bank Corp	6,401,057
136,778		Northern Trust Corp	9,091,634
63,471		SunTrust Banks, Inc	3,499,791
313,172		US Bancorp	10,134,246
224,720		Wells Fargo & Co	6,539,352
		TOTAL DEPOSITORY INSTITUTIONS	70,206,003

EATING AND DRINKING PLACES - 1.53%
24,844	e*	Chipotle Mexican Grill, Inc (Class A)	2,818,055
193,055		Darden Restaurants, Inc	6,283,940
95,156		McDonald's Corp	5,306,850
		TOTAL EATING AND DRINKING PLACES	14,408,845

ELECTRIC, GAS, AND SANITARY SERVICES - 3.55%
75,817		Constellation Energy Group, Inc	6,692,367
88,625		Exelon Corp	7,202,554
124,016		FPL Group, Inc	7,780,764
75,668	e*	NRG Energy, Inc	2,950,295
80,234		Public Service Enterprise Group, Inc	3,224,604
99,156		Questar Corp	5,608,263
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	33,458,847

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.71%
23,523	*	Apple Computer, Inc	3,375,551
403,880	*	Cisco Systems, Inc	9,729,469
24,303	*	First Solar, Inc	5,617,395
104,104		Gamesa Corp Tecnologica S.A.	4,749,832
165,166		Honeywell International, Inc	9,318,666
409,200		Intel Corp	8,666,856
59,025		L-3 Communications Holdings, Inc	6,453,794
91,965	*	Nvidia Corp	1,819,987
283,530		Qualcomm, Inc	11,624,730
16,550	*	Research In Motion Ltd	1,857,406
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	63,213,686

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
ENGINEERING AND MANAGEMENT SERVICES - 0.66%
101,937	*	Celgene Corp	$6,247,719
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,247,719

FABRICATED METAL PRODUCTS - 0.47%
138,344	e	Pentair, Inc	4,413,174
		TOTAL FABRICATED METAL PRODUCTS	4,413,174

FOOD AND KINDRED PRODUCTS - 4.66%
95,251		Anheuser-Busch Cos, Inc	4,519,660
192,372		Coca-Cola Co	11,709,684
152,956		General Mills, Inc	9,159,005
59,449		Kraft Foods, Inc (Class A)	1,843,513
170,258		PepsiCo, Inc	12,292,628
131,083		Unilever plc	4,420,016
		TOTAL FOOD AND KINDRED PRODUCTS	43,944,506

GENERAL BUILDING CONTRACTORS - 0.28%
185,879		Amec plc	2,669,027
		TOTAL GENERAL BUILDING CONTRACTORS	2,669,027

GENERAL MERCHANDISE STORES - 2.63%
32,369		Costco Wholesale Corp	2,103,014
41,061		Macy's, Inc	946,867
57,220	e	Saks, Inc	713,533
261,268		TJX Cos, Inc	8,640,133
235,183		Wal-Mart Stores, Inc	12,389,440
		TOTAL GENERAL MERCHANDISE STORES	24,792,987

HEALTH SERVICES - 1.40%
154,389	*	Medco Health Solutions, Inc	6,760,694
72,049	e	Mindray Medical International Ltd (ADR)	2,085,098
81,517		Universal Health Services, Inc (Class B)	4,376,648
		TOTAL HEALTH SERVICES	13,222,440

HOLDING AND OTHER INVESTMENT OFFICES - 1.50%
107,290	e	SPDR Trust Series 1	14,159,061
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	14,159,061

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.93%
24,008	e	Alstom	5,204,785
171,617		Applied Materials, Inc	3,348,248
124,876		Deere & Co	10,045,025
942,597		General Electric Co	34,885,515
302,516		Hewlett-Packard Co	13,812,881
64,343		International Business Machines Corp	7,408,453
7,400	m,v*	Seagate Technology, Inc	0
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	74,704,907

INSTRUMENTS AND RELATED PRODUCTS - 4.23%
114,105		Covidien Ltd	5,049,146
177,991		Emerson Electric Co	9,159,417
76,972	*	Hologic, Inc	4,279,643
162,885		Johnson & Johnson	10,566,350

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
126,865		Medtronic, Inc	$6,136,460
108,986	*	St. Jude Medical, Inc	4,707,105
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	39,898,121

INSURANCE AGENTS, BROKERS AND SERVICE - 0.30%
69,296		AON Corp	2,785,699
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,785,699

INSURANCE CARRIERS - 3.73%
194,637		ACE Ltd	10,716,713
95,698		Aetna, Inc	4,027,929
159,080		Aflac, Inc	10,332,246
136,007		American International Group, Inc	5,882,303
69,454		Assurant, Inc	4,226,970
		TOTAL INSURANCE CARRIERS	35,186,161

LEGAL SERVICES - 0.76%
100,625	e*	FTI Consulting, Inc	7,148,400
		TOTAL LEGAL SERVICES	7,148,400

METAL MINING - 0.78%
121,612		Anglo American plc	7,308,300
		TOTAL METAL MINING	7,308,300

MISCELLANEOUS RETAIL - 0.75%
173,406		CVS Corp	7,024,677
		TOTAL MISCELLANEOUS RETAIL	7,024,677

MOTION PICTURES - 1.48%
199,077	*	Discovery Holding Co (Class A)	4,224,414
143,448	*	DreamWorks Animation SKG, Inc (Class A)	3,698,089
151,489	*	Viacom, Inc (Class B)	6,001,994
		TOTAL MOTION PICTURES	13,924,497

NONDEPOSITORY INSTITUTIONS - 0.75%
270,065		Fannie Mae	7,108,111
		TOTAL NONDEPOSITORY INSTITUTIONS	7,108,111

OIL AND GAS EXTRACTION - 3.44%
53,462		Baker Hughes, Inc	3,662,147
111,096	*	Cameron International Corp	4,626,037
177,177		Halliburton Co	6,968,371
134,652		Schlumberger Ltd	11,714,724
75,745	*	Weatherford International Ltd	5,489,240
		TOTAL OIL AND GAS EXTRACTION	32,460,519

PETROLEUM AND COAL PRODUCTS - 7.73%
46,048		Apache Corp	5,563,519
113,758		Cabot Oil & Gas Corp	5,783,457
117,227		Devon Energy Corp	12,230,293
456,528		Exxon Mobil Corp	38,613,138
161,448		Marathon Oil Corp	7,362,029
32,070		Petroleo Brasileiro S.A. (ADR)	3,274,668
		TOTAL PETROLEUM AND COAL PRODUCTS	72,827,104

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
PRINTING AND PUBLISHING - 0.40%
88,713	e	EW Scripps Co (Class A)	$3,726,833
		TOTAL PRINTING AND PUBLISHING	3,726,833

RAILROAD TRANSPORTATION - 0.76%
57,165		Union Pacific Corp	7,167,348
		TOTAL RAILROAD TRANSPORTATION	7,167,348

SECURITY AND COMMODITY BROKERS - 1.43%
43,384		Goldman Sachs Group, Inc	7,175,280
164,767	e	Lazard Ltd (Class A)	6,294,099
		TOTAL SECURITY AND COMMODITY BROKERS	13,469,379

TOBACCO PRODUCTS - 2.85%
325,674		Altria Group, Inc	7,229,963
387,361	*	Philip Morris International, Inc	19,592,719
		TOTAL TOBACCO PRODUCTS	26,822,682

TRANSPORTATION EQUIPMENT - 2.55%
103,548		Boeing Co	7,700,865
79,979		Harsco Corp	4,429,237
52,710		Northrop Grumman Corp	4,101,365
121,119		Raytheon Co	7,825,499
		TOTAL TRANSPORTATION EQUIPMENT	24,056,966

WATER TRANSPORTATION - 0.15%
40,389		K-Sea Transportation Partners LP	1,425,732
		TOTAL WATER TRANSPORTATION	1,425,732

WHOLESALE TRADE-NONDURABLE GOODS - 0.85%
152,159		Cardinal Health, Inc	7,989,869
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	7,989,869

		TOTAL COMMON STOCKS	935,573,223
		(Cost $834,519,702)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 6.23%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.83%
$ 7,840,000		Federal Home Loan Bank (FHLB), 04/01/08	7,840,000
			7,840,000

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.40%
50,850,727		State Street Navigator Securities Lending Prime Portfolio	50,850,727
			50,850,727

		TOTAL SHORT-TERM INVESTMENTS	58,690,727
		(Cost $58,690,727)

		TOTAL PORTFOLIO - 105.52%	994,263,950
		(Cost $893,210,429)
		OTHER ASSETS & LIABILITIES, NET - (5.52)%	(51,968,220)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

VALUE
	NET ASSETS - 100.00%	$942,295,730

*	Non-income producing.
e	All or a portion of these securities are out on loan.
m	Indicates a security has been deemed illiquid.
v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INSTITUTIONAL INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.38%

AMUSEMENT AND RECREATION SERVICES - 0.40%
21,800		Nintendo Co Ltd	$11,241,172
		TOTAL AMUSEMENT AND RECREATION SERVICES	11,241,172

AUTO REPAIR, SERVICES AND PARKING - 0.74%
1,006,200		NOK Corp	20,592,376
		TOTAL AUTO REPAIR, SERVICES AND PARKING	20,592,376

BUSINESS SERVICES - 0.60%
138	e	NTT Data Corp	603,612
1,363,268		WPP Group plc	16,260,721
		TOTAL BUSINESS SERVICES	16,864,333

CHEMICALS AND ALLIED PRODUCTS - 17.87%
2,699,563		Bayer AG.	216,335,658
5,406,239	*	Dabur India Ltd	14,930,491
1,034,600		Daiichi Sankyo Co Ltd	30,566,784
1,513,430		Reckitt Benckiser Group plc	83,831,311
1,169,613		SSL International plc	10,526,974
110,202,000	e	Sinochem Hong Kong Holding Ltd	101,668,501
91,376		Syngenta AG.	26,775,165
4,571,000		UBE Industries Ltd	14,811,727
		TOTAL CHEMICALS AND ALLIED PRODUCTS	499,446,611

COMMUNICATIONS - 0.17%
401		NTT DoCoMo, Inc	607,454
177		Nippon Telegraph & Telephone Corp	763,543
112,000		Singapore Telecommunications Ltd	318,152
1,054,248		Vodafone Group plc	3,157,302
		TOTAL COMMUNICATIONS	4,846,451

DEPOSITORY INSTITUTIONS - 5.48%
29,331		Australia & New Zealand Banking Group Ltd	604,466
20,425		Commonwealth Bank of Australia	780,442
18,305		DBS Group Holdings Ltd	239,377
475,258	e	Deutsche Bank AG.	53,797,441
298,823		Julius Baer Holding AG.	22,025,822
124,225		Komercni Banka A.S.	29,688,036
1,324		Mizuho Financial Group. Inc	4,848,114
26,246		National Australia Bank Ltd	723,184
845,464		OTP Bank Rt	34,569,743
42,000		Oversea-Chinese Banking Corp	247,158
5,862		Societe Generale	564,069
23,448	e	Societe Generale	2,295,887
272	e	Sumitomo Mitsui Financial Group, Inc	1,790,048
18,000		United Overseas Bank Ltd	250,296

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
29,253		Westpac Banking Corp	$634,940
		TOTAL DEPOSITORY INSTITUTIONS	153,059,023

ELECTRIC, GAS, AND SANITARY SERVICES - 6.65%
2,517,037		British Energy Group plc	32,595,241
14,400		Chubu Electric Power Co, Inc	359,711
1,104,778	e	Electricite de France	96,121,039
417,172		Fortum Oyj	16,998,719
7,957,000		Hong Kong & China Gas Ltd	23,924,216
16,500	e	Kansai Electric Power Co, Inc	410,514
307,200		Reliance Energy Ltd	9,577,795
221,200	e	Tokyo Electric Power Co, Inc	5,913,904
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	185,901,139

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.56%
80		Hoya Corp	1,878
43,000		Matsushita Electric Industrial Co Ltd	931,782
2,700		Murata Manufacturing Co Ltd	134,079
244,300		TDK Corp	14,435,463
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	15,503,202

ENGINEERING AND MANAGEMENT SERVICES - 0.46%
213,345		Tecan Group AG.	12,846,673
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	12,846,673

FOOD AND KINDRED PRODUCTS - 6.99%
1,870,100		Asahi Breweries Ltd	38,553,928
1,250,939	e	Groupe Danone	111,859,379
784,469		Sampo Oyj (A Shares)	21,239,922
765,100	e	Yakult Honsha Co Ltd	23,717,486
		TOTAL FOOD AND KINDRED PRODUCTS	195,370,715

FOOD STORES - 0.03%
30,918		Woolworths Ltd	819,423
		TOTAL FOOD STORES	819,423

GENERAL BUILDING CONTRACTORS - 2.99%
1,155,941	e	Vinci S.A.	83,564,023
		TOTAL GENERAL BUILDING CONTRACTORS	83,564,023

HEALTH SERVICES - 0.40%
387,985	e	Mindray Medical International Ltd (ADR)	11,228,286
		TOTAL HEALTH SERVICES	11,228,286

HOLDING AND OTHER INVESTMENT OFFICES - 3.77%
99,449		Bellevue Group AG.	6,859,588
3,836,000		China Merchants Holdings International Co Ltd	18,212,331
3,438,000		Japan Asia Investment Co Ltd	13,589,205
6,053,861		Man Group plc	66,622,063
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	105,283,187

HOTELS AND OTHER LODGING PLACES - 3.65%
1,397,715	e	Accor S.A.	102,079,206
		TOTAL HOTELS AND OTHER LODGING PLACES	102,079,206

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT - 5.65%
25,220		FUJIFILM Holdings Corp	$893,124
907,763	*	GEA Group AG.	30,525,663
56,480		Komatsu Ltd	1,566,685
690,484		Krones AG.	56,358,210
56,700	e	Modec, Inc	1,842,977
318,261		Rheinmetall AG.	22,459,701
1,534,116	e	SKF AB (B Shares)	30,853,499
34,900		Sumitomo Heavy Industries Ltd	225,477
4,850,000		Synnex Technology International Corp	13,186,853
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	157,912,189

INSTRUMENTS AND RELATED PRODUCTS - 2.14%
651,574		Phonak Holding AG.	59,770,810
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	59,770,810

INSURANCE CARRIERS - 4.63%
653,170		Allianz AG.	129,393,890
		TOTAL INSURANCE CARRIERS	129,393,890

METAL MINING - 2.89%
55,548		BHP Billiton Ltd	1,817,905
2,761,041		MMC Norilsk Nickel (ADR)	77,723,304
5,758	e,v	Polyus Gold (ADR)	292,506
7,444	e	Rio Tinto Ltd	833,376
		TOTAL METAL MINING	80,667,091

MISCELLANEOUS RETAIL - 1.23%
3,601,000		Hutchison Whampoa Ltd	34,077,551
46,484		Origin Energy Ltd	389,132
		TOTAL MISCELLANEOUS RETAIL	34,466,683

NONDEPOSITORY INSTITUTIONS - 3.35%
826,127		Deutsche Postbank AG.	78,867,816
30,926		ORIX Corp	4,219,438
1,113,656		Tullett Prebon plc	10,526,164
		TOTAL NONDEPOSITORY INSTITUTIONS	93,613,418

OIL AND GAS EXTRACTION - 0.89%
598,564		Saipem S.p.A.	24,229,343
14,528		Woodside Petroleum Ltd	723,604
		TOTAL OIL AND GAS EXTRACTION	24,952,947

PETROLEUM AND COAL PRODUCTS - 0.67%
962,332		BP plc	9,778,652
59,570		ENI S.p.A.	2,031,395
182,589		Royal Dutch Shell plc (A Shares)	6,294,460
8,291	e	Total S.A.	615,726
		TOTAL PETROLEUM AND COAL PRODUCTS	18,720,233

PRIMARY METAL INDUSTRIES - 0.61%
88,000		Sumitomo Metal Industries Ltd	333,708

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
1,754,547		Welspun-Gujarat Stahl Ltd	$16,756,099
		TOTAL PRIMARY METAL INDUSTRIES	17,089,807

RAILROAD TRANSPORTATION - 0.67%
170		East Japan Railway Co	1,413,824
1,539,420		Firstgroup plc	17,216,114
		TOTAL RAILROAD TRANSPORTATION	18,629,938

REAL ESTATE - 0.51%
18		City Developments Ltd	144
6,935	e	Risa Partners, Inc	13,914,526
22,312		Westfield Group	362,959
		TOTAL REAL ESTATE	14,277,629

SECURITY AND COMMODITY BROKERS - 3.29%
1,804,212		Credit Suisse Group	91,836,589
		TOTAL SECURITY AND COMMODITY BROKERS	91,836,589

STONE, CLAY, AND GLASS PRODUCTS - 3.32%
20,958,000		Nippon Sheet Glass Co Ltd	92,721,489
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	92,721,489

TOBACCO PRODUCTS - 3.42%
76,817		British American Tobacco plc	2,882,922
76,175,919		Huabao International Holdings Ltd	62,642,658
6,024		Japan Tobacco, Inc	30,156,260
		TOTAL TOBACCO PRODUCTS	95,681,840

TRANSPORTATION BY AIR - 0.04%
45,379		SABMiller plc	994,279
		TOTAL TRANSPORTATION BY AIR	994,279

TRANSPORTATION EQUIPMENT - 7.22%
15,060		Denso Corp	486,489
8,698,024	e	Fiat S.p.A.	201,173,723
		TOTAL TRANSPORTATION EQUIPMENT	201,660,212

TRUCKING AND WAREHOUSING - 6.42%
5,868,298		Deutsche Post AG.	179,269,397
		TOTAL TRUCKING AND WAREHOUSING	179,269,397

WATER TRANSPORTATION - 0.11%
682	*	Euro-Kai KGaA	81,808
39,755	*	Hamburger Hafen und Logistik AG.	3,028,322
		TOTAL WATER TRANSPORTATION	3,110,130

WHOLESALE TRADE-DURABLE GOODS - 0.29%
138,757		Kloeckner & Co AG.	7,099,814
10		Mitsubishi Corp	302
34,000		Mitsui & Co Ltd	689,005
23,050	e	Sumitomo Corp	303,618
		TOTAL WHOLESALE TRADE-DURABLE GOODS	8,092,739

WHOLESALE TRADE-NONDURABLE GOODS - 0.27%
198,000		Kobayashi Pharmaceutical Co Ltd	7,627,608
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	7,627,608

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

			VALUE
		TOTAL COMMON STOCKS	$2,749,134,738
		(Cost $2,770,026,509)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 1.83%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.83%
$ 51,037,713		State Street Navigator Securities Lending Prime Portfolio	51,037,713
			51,037,713

		TOTAL SHORT-TERM INVESTMENTS	51,037,713
		(Cost $51,037,713)

		TOTAL PORTFOLIO - 100.21%	2,800,172,451
		(Cost $2,821,064,222)

		OTHER ASSETS & LIABILITIES, NET - (0.21)%	(6,005,339)

		NET ASSETS - 100.00%	$2,794,167,112

		ABBREVIATION:
		ADR - American Depositary Receipt

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SUMMARY OF MARKET VALUES BY COUNTRY
INSTITUTIONAL INTERNATIONAL EQUITY FUND (unaudited)
March 31, 2008
		% OF
		TOTAL
COUNTRY	VALUE	PORTFOLIO
DOMESTIC
UNITED STATES OF AMERICA	$51,037,713	1.82%
TOTAL DOMESTIC	51,037,713	1.82

FOREIGN
AUSTRALIA	7,689,431	0.28
CHINA	175,539,445	6.27
CZECH REPUBLIC	29,688,036	1.06
FINLAND	38,238,642	1.37
FRANCE	397,099,329	14.18
GERMANY	777,217,719	27.76
HONG KONG	76,214,098	2.72
HUNGARY	34,569,743	1.23
INDIA	41,264,384	1.47
ITALY	227,434,461	8.12
JAPAN	340,267,312	12.15
RUSSIA	78,015,810	2.79
SINGAPORE	1,055,126	0.04
SWEDEN	30,853,499	1.10
SWITZERLAND	220,114,646	7.86
TAIWAN	13,186,853	0.47
UNITED KINGDOM	260,686,204	9.31
TOTAL FOREIGN	2,749,134,738	98.18
TOTAL PORTFOLIO	$2,800,172,451	100.00%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP GROWTH FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.11%

AMUSEMENT AND RECREATION SERVICES - 1.96%
23,200		Nintendo Co Ltd	$11,963,082
		TOTAL AMUSEMENT AND RECREATION SERVICES	11,963,082

APPAREL AND ACCESSORY STORES - 0.24%
19,716		Abercrombie & Fitch Co (Class A)	1,442,028
		TOTAL APPAREL AND ACCESSORY STORES	1,442,028

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.94%
250,378		Lowe's Cos, Inc	5,743,671
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	5,743,671

BUSINESS SERVICES - 16.61%
187,933	*	Adobe Systems, Inc	6,688,536
110,691	e*	DST Systems, Inc	7,276,826
331,660	*	eBay, Inc	9,896,734
2,368,685		Experian Group Ltd	17,252,715
51,691	*	Google, Inc (Class A)	22,768,335
231,373	*	Intuit, Inc	6,249,385
245,367	*	Juniper Networks, Inc	6,134,175
31,243	e	Mastercard, Inc (Class A)	6,966,877
79,709		Omnicom Group, Inc	3,521,544
665,787	*	Oracle Corp	13,022,794
21,439	*	Visa, Inc (Class A)	1,336,936
		TOTAL BUSINESS SERVICES	101,114,857

CHEMICALS AND ALLIED PRODUCTS - 18.95%
9678	*	Abbott Laboratories	524,548
40,982		Air Products & Chemicals, Inc	3,770,344
215,946	*	Avon Products, Inc	8,538,505
89,452		Clorox Co	5,066,561
142,126	*	Du Pont (E.I.) de Nemours & Co	6,645,812
175,629	*	Genentech, Inc	14,257,562
248,217	*	Gilead Sciences, Inc	12,790,622
362,194		Merck & Co, Inc	13,745,262
150,058		Monsanto Co	16,731,467
12,182	*	Mosaic Co	1,249,873
137,193	e	Mylan Laboratories, Inc	1,591,439
208,824	e	Novartis AG. (ADR)	10,698,054
115,166		Praxair, Inc	9,700,432
217,918		Teva Pharmaceutical Industries Ltd (ADR)	10,065,633
		TOTAL CHEMICALS AND ALLIED PRODUCTS	115,376,114

COAL MINING - 0.91%
114,875	e	Sasol Ltd (ADR)	5,558,801
		TOTAL COAL MINING	5,558,801

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
DEPOSITORY INSTITUTIONS - 2.27%
56,016		JPMorgan Chase & Co	$2,405,887
34,240		State Street Corp	2,704,960
410,294		Western Union Co	8,726,953
		TOTAL DEPOSITORY INSTITUTIONS	13,837,800

ELECTRIC, GAS, AND SANITARY SERVICES - 1.05%
101,961	*	FPL Group, Inc	6,397,033
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	6,397,033

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.00%
34,907	*	Apple Computer, Inc	5,009,155
522,621	*	Cisco Systems, Inc	12,589,940
457,214		Intel Corp	9,683,793
296,035		Maxim Integrated Products, Inc	6,036,154
318,842		Qualcomm, Inc	13,072,522
183,221	*	Research In Motion Ltd	20,562,893
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	66,954,457

ENGINEERING AND MANAGEMENT SERVICES - 3.00%
176,690	*	Celgene Corp	10,829,330
80,413	*	Jacobs Engineering Group, Inc	5,917,593
46,117	*	URS Corp	1,507,565
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	18,254,488

GENERAL BUILDING CONTRACTORS - 0.30%
54,565		Ryland Group, Inc	1,794,643
		TOTAL GENERAL BUILDING CONTRACTORS	1,794,643

GENERAL MERCHANDISE STORES - 2.57%
272,517		TJX Cos, Inc	9,012,137
125,921		Wal-Mart Stores, Inc	6,633,518
		TOTAL GENERAL MERCHANDISE STORES	15,645,655

HOLDING AND OTHER INVESTMENT OFFICES - 0.09%
5,964	*	Affiliated Managers Group, Inc	541,173
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	541,173

HOTELS AND OTHER LODGING PLACES - 0.90%
93,643	*	MGM Mirage	5,503,399
		TOTAL HOTELS AND OTHER LODGING PLACES	5,503,399

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.96%
205,083		Applied Materials, Inc	4,001,169
127,783	*	EMC Corp	1,832,408
526,503	*	General Electric Co	19,485,876
139,562	*	Hewlett-Packard Co	6,372,401
266,435		International Game Technology	10,713,351
6,200	m,v*	Seagate Technology, Inc	(0)
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	42,405,205

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
INSTRUMENTS AND RELATED PRODUCTS - 7.45%
199,445	*	Agilent Technologies, Inc	$5,949,444
38,603		Alcon, Inc	5,491,277
116,997		Allergan, Inc	6,597,461
278,924		Emerson Electric Co	14,353,429
130,060	e*	Flir Systems, Inc	3,913,505
41,173	e*	Hologic, Inc	2,289,219
57,351	*	St. Jude Medical, Inc	2,476,990
48,557	*	Waters Corp	2,704,625
20,618	*	Zimmer Holdings, Inc	1,602,460
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	45,378,410

INSURANCE CARRIERS - 1.31%
153,138	*	Lincoln National Corp	7,963,176
		TOTAL INSURANCE CARRIERS	7,963,176

METAL MINING - 0.96%
97,385		Anglo American plc	5,852,373
		TOTAL METAL MINING	5,852,373

MISCELLANEOUS RETAIL - 6.63%
138,023	*	Amazon.com, Inc	9,841,040
532,781		CVS Corp	21,582,958
405,418		Staples, Inc	8,963,792
		TOTAL MISCELLANEOUS RETAIL	40,387,790

MOTION PICTURES - 0.85%
275,457		News Corp (Class A)	5,164,819
		TOTAL MOTION PICTURES	5,164,819

NONDEPOSITORY INSTITUTIONS - 0.15%
34,082		Fannie Mae	897,038
		TOTAL NONDEPOSITORY INSTITUTIONS	897,038

OIL AND GAS EXTRACTION - 5.04%
193,974	*	Denbury Resources, Inc	5,537,958
41,299	*	National Oilwell Varco, Inc	2,411,036
174,309		Saipem S.p.A.	7,055,875
139,099	*	Schlumberger Ltd	12,101,613
57,490		XTO Energy, Inc	3,556,331
		TOTAL OIL AND GAS EXTRACTION	30,662,813

PETROLEUM AND COAL PRODUCTS - 1.54%
72,392		Devon Energy Corp	7,552,657
19,134		Suncor Energy, Inc	1,843,561
		TOTAL PETROLEUM AND COAL PRODUCTS	9,396,218

RAILROAD TRANSPORTATION - 0.46%
22,506		Union Pacific Corp	2,821,802
		TOTAL RAILROAD TRANSPORTATION	2,821,802

SECURITY AND COMMODITY BROKERS - 3.19%
572,410		Charles Schwab Corp	10,778,480
148,525		Lazard Ltd (Class A)	5,673,655
39,911		Morgan Stanley	1,823,933

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
19,001		NYSE Euronext	$1,172,552
		TOTAL SECURITY AND COMMODITY BROKERS	19,448,620

TOBACCO PRODUCTS - 2.44%
204,141		Altria Group, Inc	4,531,930
204,141	*	Philip Morris International, Inc	10,325,452
		TOTAL TOBACCO PRODUCTS	14,857,382

TRANSPORTATION EQUIPMENT - 0.36%
63,000	*	BE Aerospace, Inc	2,201,850
		TOTAL TRANSPORTATION EQUIPMENT	2,201,850

WATER TRANSPORTATION - 0.98%
181,327	e	Royal Caribbean Cruises Ltd	5,965,658
		TOTAL WATER TRANSPORTATION	5,965,658

		TOTAL COMMON STOCKS	603,530,355
		(Cost $591,881,885)

PRINCIPAL		ISSUER
SHORT TERM INVESTMENTS - 6.80%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.87%
$ 5,280,000		Federal Home Loan Bank (FHLB), 04/01/08	5,280,000
			5,280,000

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.93%
36,136,874		State Street Navigator Securities Lending Prime Portfolio	36,136,874
			36,136,874

		TOTAL SHORT TERM INVESTMENTS	41,416,874
		(Cost $41,416,874)

		TOTAL PORTFOLIO - 105.91%	644,947,229
		(Cost $633,298,759)
		OTHER ASSETS & LIABILITIES, NET - (5.91)%	(36,015,480)

		NET ASSETS - 100.00%	$608,931,749

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP VALUE FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.15%

AMUSEMENT AND RECREATION SERVICES - 0.22%
213,466	*	Melco PBL Entertainment Macau Ltd (ADR)	$2,429,243
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,429,243

APPAREL AND ACCESSORY STORES - 2.52%
1,405,411		Gap, Inc	27,658,488
		TOTAL APPAREL AND ACCESSORY STORES	27,658,488

APPAREL AND OTHER TEXTILE PRODUCTS - 0.03%
4,023	e	Liz Claiborne, Inc	73,017
3,049		VF Corp	236,328
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	309,345

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.41%
162,538		Home Depot, Inc	4,546,188
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	4,546,188

BUSINESS SERVICES - 2.21%
39,105	*	Visa, Inc (Class A)	2,438,588
148,205	*	Affiliated Computer Services, Inc (Class A)	7,426,553
115,111		CA, Inc	2,589,998
363,599	*	Oracle Corp	7,111,996
17,008,045		Solomon Systech International Ltd	983,421
117,901	*	Symantec Corp	1,959,515
57,274	*	Yahoo!, Inc	1,656,937
		TOTAL BUSINESS SERVICES	24,167,008

CHEMICALS AND ALLIED PRODUCTS - 7.75%
65,771		Akzo Nobel NV	5,276,940
55,794	*	Amgen, Inc	2,331,073
200,435		Clorox Co	11,352,638
37,967		Dow Chemical Co	1,399,084
436,549	*	Du Pont (E.I.) de Nemours & Co	20,413,031
34,591	*	Genentech, Inc	2,808,097
474,949	e*	Keryx Biopharmaceuticals, Inc	284,969
35,193	*	Eli Lilly & Co	1,815,607
121,314		Merck & Co, Inc	4,603,866
266,588	e	Mylan Laboratories, Inc	3,092,421
815,027		Pfizer, Inc	17,058,515
60,000	*	Procter & Gamble Co	4,204,200
291,469	e*	Verasun Energy Corp	2,142,297
194,006		Wyeth	8,101,691
		TOTAL CHEMICALS AND ALLIED PRODUCTS	84,884,429

COAL MINING - 0.37%
4,268		Arch Coal, Inc	185,658

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
76,368		Peabody Energy Corp	$3,894,768
		TOTAL COAL MINING	4,080,426

COMMUNICATIONS - 4.67%
510,057		AT&T, Inc	19,535,183
249,037		Comcast Corp (Class A)	4,816,376
1,067,359		Sprint Nextel Corp	7,140,632
189	*	Time Warner Cable, Inc (Class A)	4,721
15,434,995	v*	True Corp PCL	2,500,190
472,591		Verizon Communications, Inc	17,225,942
		TOTAL COMMUNICATIONS	51,223,044

DEPOSITORY INSTITUTIONS - 14.08%
647,325		AMMB Holdings BHD	696,201
80,809		Astoria Financial Corp	2,194,772
55,323		BB&T Corp	1,773,655
588,275		Bank of America Corp	22,301,505
211,694		Bank of New York Mellon Corp	8,833,991
42,700	e*	Bank of the Ryukyus Ltd	380,393
676,767		Citigroup, Inc	14,496,349
110,553		Comerica, Inc	3,878,199
53,871		Fifth Third Bancorp	1,126,981
346,092		Hudson City Bancorp, Inc	6,118,907
622,496		JPMorgan Chase & Co	26,736,203
170,694	e	M&T Bank Corp	13,737,453
96,324	e	National City Corp	958,424
29,734		PNC Financial Services Group, Inc	1,949,658
119,819		SunTrust Banks, Inc	6,606,820
525,342	e	TCF Financial Corp	9,414,129
345,074		US Bancorp	11,166,595
213,721	e	Valley National Bancorp	4,105,580
389,713		Wachovia Corp	10,522,251
251,143		Wells Fargo & Co	7,308,261
		TOTAL DEPOSITORY INSTITUTIONS	154,306,327

EATING AND DRINKING PLACES - 1.14%
382,609		Darden Restaurants, Inc	12,453,923
		TOTAL EATING AND DRINKING PLACES	12,453,923

ELECTRIC, GAS, AND SANITARY SERVICES - 6.03%
670,174	*	Allied Waste Industries, Inc	7,244,581
128,703		American Electric Power Co, Inc	5,357,906
67,056		Aqua America, Inc	1,259,312
439,862	e	CMS Energy Corp	5,955,732
415,282	e*	Calpine Corp	7,649,494
68,400		Constellation Energy Group, Inc	6,037,668
16,228		Dominion Resources, Inc	662,752
60,930		Exelon Corp	4,951,781
164,537	*	FPL Group, Inc	10,323,051
46,963		FirstEnergy Corp	3,222,601
6,133		MDU Resources Group, Inc	150,565
100,576		PG&E Corp	3,703,208
27,744		PPL Corp	1,274,004
44,000		Progress Energy, Inc	1,834,800

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
84,447		Questar Corp	$4,776,322
3,632		Southern Union Co	84,517
70,000	e	Westar Energy, Inc	1,593,900
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	66,082,194

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.97%
77,502	e*	Ciena Corp	2,389,387
99,164		Honeywell International, Inc	5,594,833
668,435		Maxim Integrated Products, Inc	13,629,390
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	21,613,610

ENGINEERING AND MANAGEMENT SERVICES - 0.38%
408	e*	Affymax, Inc	5,753
203,461	*	Genpact Ltd	2,492,397
5,530		KBR, Inc	153,347
46,388	*	URS Corp	1,516,424
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,167,921

FABRICATED METAL PRODUCTS - 0.44%
192,365	*	Crown Holdings, Inc	4,839,903
		TOTAL FABRICATED METAL PRODUCTS	4,839,903

FOOD AND KINDRED PRODUCTS - 3.51%
72,451	*	Archer Daniels Midland Co	2,982,083
69,834		General Mills, Inc	4,181,660
499,435		Kraft Foods, Inc (Class A)	15,487,479
49,800		Molson Coors Brewing Co (Class B)	2,617,986
126,998	*	PepsiCo, Inc	9,169,256
249,463		Tyson Foods, Inc (Class A)	3,978,935
		TOTAL FOOD AND KINDRED PRODUCTS	38,417,399

FORESTRY - 0.62%
155,273		Rayonier, Inc	6,745,059
		TOTAL FORESTRY	6,745,059

FURNITURE AND FIXTURES - 0.50%
278,864		Masco Corp	5,529,873
		TOTAL FURNITURE AND FIXTURES	5,529,873

GENERAL BUILDING CONTRACTORS - 0.51%
169,833	e	Ryland Group, Inc	5,585,807
		TOTAL GENERAL BUILDING CONTRACTORS	5,585,807

GENERAL MERCHANDISE STORES - 0.90%
209,535		Macy's, Inc	4,831,877
94,905		Wal-Mart Stores, Inc	4,999,595
		TOTAL GENERAL MERCHANDISE STORES	9,831,472

HEALTH SERVICES - 0.40%
247,728	e*	Healthsouth Corp	4,407,081
		TOTAL HEALTH SERVICES	4,407,081

HOLDING AND OTHER INVESTMENT OFFICES - 0.79%
23,083		Boston Properties, Inc	2,125,252

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
11	e	Cross Timbers Royalty Trust	$540
60,167	e	Plum Creek Timber Co, Inc	2,448,797
29,365		Simon Property Group, Inc	2,728,302
15,774		Vornado Realty Trust	1,359,877
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	8,662,768

HOTELS AND OTHER LODGING PLACES - 0.76%
59,917	e	Accor S.A.	4,375,913
66,692	*	MGM Mirage	3,919,489
		TOTAL HOTELS AND OTHER LODGING PLACES	8,295,402

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.16%
867,965	*	Brocade Communications Systems, Inc	6,336,145
15,732		Deere & Co	1,265,482
2,054,018	*	General Electric Co	76,019,206
143,478		International Game Technology	5,769,250
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	89,390,083

INSTRUMENTS AND RELATED PRODUCTS - 5.18%
258,309	*	Agilent Technologies, Inc	7,705,358
66,552		Applera Corp (Applied Biosystems Group)	2,186,899
240,413		Covidien Ltd	10,638,275
61,780	*	Eagle Test Systems, Inc	648,690
120,064		Emerson Electric Co	6,178,493
33,000	*	Hologic, Inc	1,834,800
250,617		Johnson & Johnson	16,257,525
114,910		Medtronic, Inc	5,558,197
134,532	*	St. Jude Medical, Inc	5,810,437
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	56,818,674

INSURANCE AGENTS, BROKERS AND SERVICE - 0.55%
79,345		Hartford Financial Services Group, Inc	6,011,971
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	6,011,971

INSURANCE CARRIERS - 5.65%
42,348		ACE Ltd	2,331,681
1,248		Aegon NV	18,271
44,756		Aetna, Inc	1,883,780
52,558		Allstate Corp	2,525,938
232,152		American International Group, Inc	10,040,574
14,569		Aspen Insurance Holdings Ltd	384,330
69,386		Genworth Financial, Inc (Class A)	1,570,899
164,777	*	Lincoln National Corp	8,568,404
111,682	e	MGIC Investment Corp	1,176,012
80,359	e	Max Re Capital Ltd	2,104,602
110,555		Platinum Underwriters Holdings Ltd	3,588,615
155,747		Principal Financial Group	8,678,223
24,049		Prudential Financial, Inc	1,881,834
285,800		Travelers Cos, Inc	13,675,530
119,495		XL Capital Ltd (Class A)	3,531,077
		TOTAL INSURANCE CARRIERS	61,959,770

METAL MINING - 0.97%
81,088		Anglo American plc	4,873,002

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
145,502	e	Gold Fields Ltd (ADR)	$2,012,293
131,678		MMC Norilsk Nickel (ADR)	3,706,736
		TOTAL METAL MINING	10,592,031

MISCELLANEOUS RETAIL - 0.36%
1,075,000	*	Alibaba.com Ltd	2,226,615
41,133		CVS Corp	1,666,298
		TOTAL MISCELLANEOUS RETAIL	3,892,913

MOTION PICTURES - 1.13%
340,020		News Corp (Class A)	6,375,375
428,244		Time Warner, Inc	6,003,981
		TOTAL MOTION PICTURES	12,379,356

NONDEPOSITORY INSTITUTIONS - 2.48%
143,357	e	Capital One Financial Corp	7,056,032
417,469		Discover Financial Services	6,833,968
443,629		Fannie Mae	11,676,315
65,053		Freddie Mac	1,647,142
		TOTAL NONDEPOSITORY INSTITUTIONS	27,213,457

OIL AND GAS EXTRACTION - 2.78%
26,170		Anadarko Petroleum Corp	1,649,495
75,031		BJ Services Co	2,139,134
10,058		Baker Hughes, Inc	688,973
107,656	e	Chesapeake Energy Corp	4,968,324
24,675		Equitable Resources, Inc	1,453,358
66,183		Halliburton Co	2,602,977
173,058	*	Hercules Offshore, Inc	4,347,217
305,000	*	Integra Group Holdings (GDR)	3,364,150
115,845		KazMunaiGas Exploration Production (GDR)	2,901,917
2,071	*	Plains Exploration & Production Co	110,053
101,336		XTO Energy, Inc	6,268,645
		TOTAL OIL AND GAS EXTRACTION	30,494,243

PAPER AND ALLIED PRODUCTS - 0.57%
41,013		Kimberly-Clark Corp	2,647,389
125,771		MeadWestvaco Corp	3,423,487
11,930		Mondi Ltd	101,515
10,183	*	Smurfit-Stone Container Corp	78,409
		TOTAL PAPER AND ALLIED PRODUCTS	6,250,800

PETROLEUM AND COAL PRODUCTS - 10.49%
109,637		Apache Corp	13,246,342
111,726		Cabot Oil & Gas Corp	5,680,150
188,651		Chevron Corp	16,103,249
112,564		ConocoPhillips	8,578,503
90,603		Devon Energy Corp	9,452,611
86,420		EOG Resources, Inc	10,370,400
168,536		Exxon Mobil Corp	14,254,775
277,598		Marathon Oil Corp	12,658,469
270,421	*	Occidental Petroleum Corp	19,786,705
31,869		Petroleo Brasileiro S.A. (ADR)	3,254,144

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
39,555	e*	SandRidge Energy, Inc	$1,548,578
		TOTAL PETROLEUM AND COAL PRODUCTS	114,933,926

PIPELINES, EXCEPT NATURAL GAS - 0.02%
12,081		Spectra Energy Corp	274,843
		TOTAL PIPELINES, EXCEPT NATURAL GAS	274,843

PRIMARY METAL INDUSTRIES - 0.52%
23,268		Vallourec	5,648,637
		TOTAL PRIMARY METAL INDUSTRIES	5,648,637

RAILROAD TRANSPORTATION - 0.69%
60,625		Union Pacific Corp	7,601,163
		TOTAL RAILROAD TRANSPORTATION	7,601,163

REAL ESTATE - 0.26%
1,640,472	*	Unitech Corporate Parks plc	2,865,072
		TOTAL REAL ESTATE	2,865,072

RUBBER AND MISCELLANEOUS PLASTIC PRODUCT - 0.63%
300,385		Newell Rubbermaid, Inc	6,869,805
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT	6,869,805

SECURITY AND COMMODITY BROKERS - 3.20%
66,601	e	Bear Stearns Cos, Inc	698,645
334,900		Charles Schwab Corp	6,306,167
39,380		Goldman Sachs Group, Inc	6,513,058
224,305		Merrill Lynch & Co, Inc	9,138,186
271,671		Morgan Stanley	12,415,365
		TOTAL SECURITY AND COMMODITY BROKERS	35,071,421

SPECIAL TRADE CONTRACTORS - 0.37%
174,782	e*	Quanta Services, Inc	4,049,699
		TOTAL SPECIAL TRADE CONTRACTORS	4,049,699

TOBACCO PRODUCTS - 1.94%
292,645	*	Philip Morris International, Inc	14,801,984
292,645		Altria Group, Inc	6,496,719
		TOTAL TOBACCO PRODUCTS	21,298,703

TRANSPORTATION BY AIR - 0.37%
163,291	e*	AMR Corp	1,472,885
262,819	e*	JetBlue Airways Corp	1,524,350
49,105	e	UAL Corp	1,057,231
		TOTAL TRANSPORTATION BY AIR	4,054,466

TRANSPORTATION EQUIPMENT - 1.41%
1,526,180	e*	Ford Motor Co	8,729,750
8,330		Lockheed Martin Corp	827,169
75,501		Northrop Grumman Corp	5,874,733
		TOTAL TRANSPORTATION EQUIPMENT	15,431,652

TRANSPORTATION SERVICES - 0.75%
410,470		UTI Worldwide, Inc	8,242,238
		TOTAL TRANSPORTATION SERVICES	8,242,238

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
WATER TRANSPORTATION - 0.56%
185,073	e	Royal Caribbean Cruises Ltd	$6,088,902
		TOTAL WATER TRANSPORTATION	6,088,902

WHOLESALE TRADE-NONDURABLE GOODS - 0.90%
177,265		Cardinal Health, Inc	9,308,185
10,716		Gazprom (ADR)	546,516
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	9,854,701

		TOTAL COMMON STOCKS	1,097,525,436
		(Cost $1,192,807,964)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 7.06%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.06%
$ 77,319,072		State Street Navigator Securities Lending Prime Portfolio	77,319,072
			77,319,072

		TOTAL SHORT-TERM INVESTMENTS	77,319,072
		(Cost $77,319,072)

		TOTAL PORTFOLIO - 107.21%	1,174,844,508
		(Cost $1,270,127,036)
		OTHER ASSETS & LIABILITIES, NET - (7.21)%	(78,966,125)

		NET ASSETS - 100.00%	$1,095,878,383

		ABBREVIATION:
		ADR - American Depositary Receipt

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP GROWTH FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.23%

AMUSEMENT AND RECREATION SERVICES - 0.78%
136,395	*	Activision, Inc	$3,724,947
		TOTAL AMUSEMENT AND RECREATION SERVICES	3,724,947

APPAREL AND ACCESSORY STORES - 0.98%
160,500	*	Hanesbrands, Inc	4,686,600
		TOTAL APPAREL AND ACCESSORY STORES	4,686,600

APPAREL AND OTHER TEXTILE PRODUCTS - 2.03%
132,090	e	Guess ?, Inc	5,345,682
49,857		Phillips-Van Heusen Corp	1,890,577
42,673	e	Polo Ralph Lauren Corp	2,487,409
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	9,723,668

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 2.06%
254,532	*	Copart, Inc	9,865,660
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	9,865,660

BUSINESS SERVICES - 8.90%
191,443	*	Autonomy Corp plc	3,489,818
219,432	e*	Cavium Networks, Inc	3,598,685
48,315	e*	Cerner Corp	1,801,183
79,013	*	Citrix Systems, Inc	2,317,451
122,063	*	Cognizant Technology Solutions Corp (Class A)	3,519,076
102,355	*	Electronic Arts, Inc	5,109,562
69,927	e*	Focus Media Holding Ltd (ADR)	2,457,934
181,140	*	Juniper Networks, Inc	4,528,500
423,355		Michael Page International plc	2,539,540
87,049		Omnicom Group, Inc	3,845,825
119,627	e*	Salesforce.com, Inc	6,922,814
92,157	*	Sybase, Inc	2,423,729
		TOTAL BUSINESS SERVICES	42,554,117

CHEMICALS AND ALLIED PRODUCTS - 9.37%
126,765	*	Avon Products, Inc	5,012,288
73,306		Church & Dwight Co, Inc	3,976,117
83,414		Clorox Co	4,724,569
178,023		Ecolab, Inc	7,731,539
61,417	*	Forest Laboratories, Inc	2,457,294
115,463	*	Hospira, Inc	4,938,353
93,348		Praxair, Inc	7,862,702
46,070	e	Shire plc (ADR)	2,670,217
197,727	e*	VCA Antech, Inc	5,407,833
		TOTAL CHEMICALS AND ALLIED PRODUCTS	44,780,912

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
COAL MINING - 1.83%
77,036		Consol Energy, Inc	$5,330,121
67,237		Peabody Energy Corp	3,429,087
		TOTAL COAL MINING	8,759,208

COMMUNICATIONS - 3.86%
198,899	*	American Tower Corp (Class A)	7,798,830
164,792	e*	Crown Castle International Corp	5,683,676
187,350	e*	NeuStar, Inc (Class A)	4,961,028
		TOTAL COMMUNICATIONS	18,443,534

EATING AND DRINKING PLACES - 1.24%
159,854		Yum! Brands, Inc	5,948,167
		TOTAL EATING AND DRINKING PLACES	5,948,167

ELECTRIC, GAS, AND SANITARY SERVICES - 4.42%
77,050		Constellation Energy Group, Inc	6,801,204
349,762	*	Covanta Holding Corp	9,618,455
121,088	e*	NRG Energy, Inc	4,721,221
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	21,140,880

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.26%
136,626		Analog Devices, Inc	4,033,200
68,820	*	Avnet, Inc	2,252,479
244,017	*	Broadcom Corp (Class A)	4,702,208
8,636	*	First Solar, Inc	1,996,125
162,135		Harris Corp	7,868,412
95,230	e*	JA Solar Holdings Co Ltd (ADR)	1,771,278
46,595		L-3 Communications Holdings, Inc	5,094,697
341,616	*	Marvell Technology Group Ltd	3,716,782
146,394		Maxim Integrated Products, Inc	2,984,974
40,223	*	MEMC Electronic Materials, Inc	2,851,811
172,633	*	Nvidia Corp	3,416,407
190,100		Ushio, Inc	3,570,096
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	44,258,469

ENGINEERING AND MANAGEMENT SERVICES - 2.48%
109,161	*	Celgene Corp	6,690,478
63,682	*	McDermott International, Inc	3,491,047
82,940	e*	Savient Pharmaceuticals, Inc	1,658,800
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	11,840,325

FOOD AND KINDRED PRODUCTS - 1.40%
181,152		McCormick & Co, Inc	6,697,189
		TOTAL FOOD AND KINDRED PRODUCTS	6,697,189

FURNITURE AND HOMEFURNISHINGS STORES - 0.99%
91,616	*	GameStop Corp (Class A)	4,737,463
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	4,737,463

GENERAL MERCHANDISE STORES - 1.59%
230,459		TJX Cos, Inc	7,621,279
		TOTAL GENERAL MERCHANDISE STORES	7,621,279

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
HEALTH SERVICES - 1.43%
78,275		Cigna Corp	$3,175,617
56,698	*	Express Scripts, Inc	3,646,815
		TOTAL HEALTH SERVICES	6,822,432

HOLDING AND OTHER INVESTMENT OFFICES - 3.72%
17,637	*	Affiliated Managers Group, Inc	1,600,381
119,345	e	iShares Russell Midcap Growth Index Fund	12,089,648
90,132		WABCO Holdings, Inc	4,111,822
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	17,801,851

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.40%
178,242	*	AuthenTec, Inc	1,771,725
63,403		Flowserve Corp	6,618,005
130,761		International Game Technology	5,257,900
76,976		ITT Industries, Inc	3,988,127
118,967		Manitowoc Co, Inc	4,853,854
260,558	e*	Netezza Corp	2,467,484
58,930	e*	Riverbed Technology, Inc	875,700
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	25,832,795

INSTRUMENTS AND RELATED PRODUCTS - 7.12%
54,708		Allergan, Inc	3,084,984
57,469		Bard (C.R.), Inc	5,540,012
82,836	*	Hologic, Inc	4,605,682
86,460	e*	Illumina, Inc	6,562,314
10,321	*	Intuitive Surgical, Inc	3,347,616
71,385		Rockwell Collins, Inc	4,079,653
71,158	*	St. Jude Medical, Inc	3,073,314
131,867	e*	Trimble Navigation Ltd	3,770,078
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	34,063,653

INSURANCE CARRIERS - 1.00%
113,564		Aetna, Inc	4,779,909
		TOTAL INSURANCE CARRIERS	4,779,909

LEATHER AND LEATHER PRODUCTS - 0.54%
148,433	e*	CROCS, Inc	2,593,125
		TOTAL LEATHER AND LEATHER PRODUCTS	2,593,125

LEGAL SERVICES - 0.94%
63,101	e*	FTI Consulting, Inc	4,482,695
		TOTAL LEGAL SERVICES	4,482,695

METAL MINING - 0.75%
37,382		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,596,896
		TOTAL METAL MINING	3,596,896

MISCELLANEOUS RETAIL - 1.20%
214,811	e*	Dick's Sporting Goods, Inc	5,752,639
		TOTAL MISCELLANEOUS RETAIL	5,752,639

MOTION PICTURES - 0.68%
144,304	e	National CineMedia, Inc	3,243,954
		TOTAL MOTION PICTURES	3,243,954

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
OIL AND GAS EXTRACTION - 12.44%
313,794	*	Denbury Resources, Inc	$8,958,819
99,118		Equitable Resources, Inc	5,838,050
96,074	*	National Oilwell Varco, Inc	5,608,800
89,810		Noble Corp	4,460,863
73,970		Saipem S.p.A.	2,994,240
133,019		Smith International, Inc	8,543,810
215,484	*	Southwestern Energy Co	7,259,656
123,208	*	Weatherford International Ltd	8,928,884
111,037		XTO Energy, Inc	6,868,749
		TOTAL OIL AND GAS EXTRACTION	59,461,871

PRIMARY METAL INDUSTRIES - 2.14%
71,051		Precision Castparts Corp	7,252,886
197,376	e	Titanium Metals Corp	2,970,509
		TOTAL PRIMARY METAL INDUSTRIES	10,223,395

REAL ESTATE - 0.82%
105,831	e	Forest City Enterprises, Inc (Class A)	3,894,581
		TOTAL REAL ESTATE	3,894,581

RUBBER AND MISCELLANEOUS PLASTIC PRODUCT - 0.92%
64,617		Nike, Inc (Class B)	4,393,956
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT	4,393,956

SECURITY AND COMMODITY BROKERS - 4.09%
313,963	*	Corrections Corp of America	8,640,262
34,661	*	IntercontinentalExchange, Inc	4,523,260
36,423		Lazard Ltd (Class A)	1,391,359
26,243	e	Nymex Holdings, Inc	2,378,403
52,063		T Rowe Price Group, Inc	2,603,150
		TOTAL SECURITY AND COMMODITY BROKERS	19,536,434

SPECIAL TRADE CONTRACTORS - 1.36%
280,181	e*	Quanta Services, Inc	6,491,794
		TOTAL SPECIAL TRADE CONTRACTORS	6,491,794

STONE, CLAY, AND GLASS PRODUCTS - 0.81%
224,428	e	Gentex Corp	3,848,940
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	3,848,940

WATER TRANSPORTATION - 1.33%
50,895	e	Genco Shipping & Trading Ltd	2,872,005
106,601	e	Royal Caribbean Cruises Ltd	3,507,173
		TOTAL WATER TRANSPORTATION	6,379,178

WHOLESALE TRADE-DURABLE GOODS - 0.89%
189,680	*	LKQ Corp	4,262,110
		TOTAL WHOLESALE TRADE-DURABLE GOODS	4,262,110

WHOLESALE TRADE-NONDURABLE GOODS - 0.46%
94,481	e*	Bare Escentuals, Inc	2,212,745
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,212,745

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

			VALUE
		TOTAL COMMON STOCKS	$474,457,371
		(Cost $480,491,013)

PRINCIPAL		ISSUER
SHORT TERM INVESTMENTS - 20.35%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.07%
$ 5,120,000		Federal Home Loan Bank (FHLB), 04/01/08	5,120,000
			5,120,000

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 19.28%
92,196,346		State Street Navigator Securities Lending Prime Portfolio	92,196,346
			92,196,346

		TOTAL SHORT TERM INVESTMENTS	97,316,346
		(Cost $97,316,346)

		TOTAL PORTFOLIO - 119.58%	571,773,717
		(Cost $577,807,359)
		OTHER ASSETS & LIABILITIES, NET - (19.58)%	(93,625,189)

		NET ASSETS - 100.00%	$478,148,528

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

TIAA-CREF INSTITUIONAL MUTUAL FUNDS - Mid-Cap Value Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP VALUE FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.36%

AMUSEMENT AND RECREATION SERVICES - 0.33%
95,000	*	Melco PBL Entertainment Macau Ltd (ADR)	$1,081,100
37,434	*	Penn National Gaming, Inc	1,636,989
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,718,089

APPAREL AND ACCESSORY STORES - 1.12%
90,000	*	AnnTaylor Stores Corp	2,176,200
86,651	e*	Children's Place Retail Stores, Inc	2,128,149
244,759		Gap, Inc	4,816,857
		TOTAL APPAREL AND ACCESSORY STORES	9,121,206

APPAREL AND OTHER TEXTILE PRODUCTS - 0.23%
103,662	e	Liz Claiborne, Inc	1,881,465
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,881,465

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.20%
115,000	e	Asbury Automotive Group, Inc	1,582,400
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,582,400

BUSINESS SERVICES - 5.33%
145,895	*	Affiliated Computer Services, Inc (Class A)	7,310,798
39,353		Automatic Data Processing, Inc	1,668,174
117,000	e*	CACI International, Inc (Class A)	5,329,350
209,245	e*	Computer Sciences Corp	8,535,104
202,000	e*	DynCorp International, Inc (Class A)	3,369,360
335,943	e*	Earthlink, Inc	2,536,370
127,658		Electronic Data Systems Corp	2,125,506
37,000	*	Fiserv, Inc	1,779,330
590,300	e*	Interpublic Group of Cos, Inc	4,964,423
76,787	*	Juniper Networks, Inc	1,919,675
253,397	*	Novell, Inc	1,593,867
27,665	*	Visa, Inc (Class A)	1,725,189
9,598	e*	VMware, Inc (Class A)	410,986
		TOTAL BUSINESS SERVICES	43,268,132

CHEMICALS AND ALLIED PRODUCTS - 6.13%
32,634		Agrium, Inc	2,027,126
232,281		Alberto-Culver Co	6,366,822
53,000		Clorox Co	3,001,920
141,096		Cytec Industries, Inc	7,598,020
57,590	*	Forest Laboratories, Inc	2,304,176
36,474	*	Invitrogen Corp	3,117,433
172,771	e*	Keryx Biopharmaceuticals, Inc	103,663
71,988	e	Methanex Corp	1,893,590
207,148	e	Mylan Laboratories, Inc	2,402,917
152,614	*	PPG Industries, Inc	9,234,673

TIAA-CREF INSTITUIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
89,265	e	Rohm & Haas Co	$4,827,451
43,193		Sigma-Aldrich Corp	2,576,462
182,369	e*	Theravance, Inc	1,920,346
320,000	e*	Verasun Energy Corp	2,352,000
		TOTAL CHEMICALS AND ALLIED PRODUCTS	49,726,599

COAL MINING - 0.31%
57,000		Arch Coal, Inc	2,479,500
		TOTAL COAL MINING	2,479,500

COMMUNICATIONS - 2.26%
35,514	*	Cablevision Systems Corp (Class A)	761,065
52,791		CenturyTel, Inc	1,754,773
281,209	e*	Crown Media Holdings, Inc (Class A)	1,453,850
22,076	*	DISH Network Corp (Class A)	634,243
47,992		Global Payments, Inc	1,984,949
374,337		Informa plc	2,327,223
52,791	*	Liberty Media Corp - Capital (Series A)	830,930
211,164	*	Liberty Media Corp - Entertainment (Series A)	4,780,753
82,546	e	Manitoba Telecom Services, Inc	3,149,205
39,353	e*	MetroPCS Communications, Inc	669,001
		TOTAL COMMUNICATIONS	18,345,992

DEPOSITORY INSTITUTIONS - 7.95%
170,000		Astoria Financial Corp	4,617,200
36,000		Banco Bilbao Vizcaya Argentaria S.A. (ADR)	791,640
84,000		Bank of New York Mellon Corp	3,505,320
77,000		Comerica, Inc	2,701,160
49,000		Cullen/Frost Bankers, Inc	2,598,960
668,000		Hudson City Bancorp, Inc	11,810,240
169,000	e	Huntington Bancshares, Inc	1,816,750
78,000		Keycorp	1,712,100
89,000	e	M&T Bank Corp	7,162,720
55,000		Marshall & Ilsley Corp	1,276,000
46,552		National Bank of Greece S.A.	2,456,167
200,000	e	New York Community Bancorp, Inc	3,644,000
35,514		Northern Trust Corp	2,360,616
55,000		PNC Financial Services Group, Inc	3,606,350
100,000	e	Sovereign Bancorp, Inc	932,000
364,738	e	TCF Financial Corp	6,536,105
288,000	e	Valley National Bancorp	5,532,480
67,189		Western Union Co	1,429,110
		TOTAL DEPOSITORY INSTITUTIONS	64,488,918

EATING AND DRINKING PLACES - 1.15%
286,032		Darden Restaurants, Inc	9,310,342
		TOTAL EATING AND DRINKING PLACES	9,310,342

ELECTRIC, GAS, AND SANITARY SERVICES - 13.51%
47,032		Allegheny Energy, Inc	2,375,116
492,397	*	Allied Waste Industries, Inc	5,322,812
149,735		American Electric Power Co, Inc	6,233,468
119,980	e	CMS Energy Corp	1,624,529
107,502		Constellation Energy Group, Inc	9,489,201

TIAA-CREF INSTITUIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
86,385	e	DPL, Inc	$2,214,911
85,426		Edison International	4,187,582
57,590		Energen Corp	3,587,857
58,550		FirstEnergy Corp	4,017,701
69,108	e	Fortum Oyj	2,815,979
150,311	e	Integrys Energy Group, Inc	7,010,505
66,229	*	Mirant Corp	2,410,073
297,838	e	NorthWestern Corp	7,258,312
164,132	*	NRG Energy, Inc	6,399,507
87,463	e*	Ocean Power Technologies, Inc	1,068,798
187,168		Pepco Holdings, Inc	4,626,793
73,908		PG&E Corp	2,721,293
152,614		PPL Corp	7,008,035
189,088	e	Progress Energy, Inc	7,884,970
125,000		Questar Corp	7,070,000
47,992		Sempra Energy	2,557,014
211,164		Southern Union Co	4,913,786
99,823		Williams Cos, Inc	3,292,162
175,650		Xcel Energy, Inc	3,504,218
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	109,594,622

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.87%
101,743	e*	Cree, Inc	2,844,734
229,401	*	Fairchild Semiconductor International, Inc	2,734,460
211,164	*	Gemstar-TV Guide International, Inc	992,471
195,807	*	Infineon Technologies AG. (ADR)	1,374,565
75,000		L-3 Communications Holdings, Inc	8,200,500
269,522	e*	LSI Logic Corp	1,334,134
100,000		Maxim Integrated Products, Inc	2,039,000
278,353	e*	Micron Technology, Inc	1,661,767
383,935	e*	Tellabs, Inc	2,092,446
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	23,274,077

ENGINEERING AND MANAGEMENT SERVICES - 0.99%
45,000	*	McDermott International, Inc	2,466,900
39,000	*	Shaw Group, Inc	1,838,460
113,000	*	URS Corp	3,693,970
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	7,999,330

FABRICATED METAL PRODUCTS - 2.03%
78,707		Commercial Metals Co	2,358,849
438,646	*	Crown Holdings, Inc	11,036,333
96,000		Pentair, Inc	3,062,400
		TOTAL FABRICATED METAL PRODUCTS	16,457,582

FOOD AND KINDRED PRODUCTS - 3.22%
70,000		Del Monte Foods Co	667,100
46,072	e	Hershey Co	1,735,532
79,667		McCormick & Co, Inc	2,945,289
52,000		Molson Coors Brewing Co (Class B)	2,733,640
63,349		Pepsi Bottling Group, Inc	2,148,165
79,667	e	Reynolds American, Inc	4,702,743
360,000	e*	Smithfield Foods, Inc	9,273,600

TIAA-CREF INSTITUIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
119,980		Tyson Foods, Inc (Class A)	$1,913,681
		TOTAL FOOD AND KINDRED PRODUCTS	26,119,750

FOOD STORES - 1.12%
280,273		Kroger Co	7,118,934
65,269		Supervalu, Inc	1,956,765
		TOTAL FOOD STORES	9,075,699

FURNITURE AND FIXTURES - 0.83%
340,000		Masco Corp	6,742,200
		TOTAL FURNITURE AND FIXTURES	6,742,200

FURNITURE AND HOMEFURNISHINGS STORES - 0.10%
195,000	e	Circuit City Stores, Inc	776,100
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	776,100

GENERAL BUILDING CONTRACTORS - 1.67%
260,000		Ryland Group, Inc	8,551,400
69,000	e	Vinci S.A.	4,988,072
		TOTAL GENERAL BUILDING CONTRACTORS	13,539,472

GENERAL MERCHANDISE STORES - 0.29%
103,000		Macy's, Inc	2,375,180
		TOTAL GENERAL MERCHANDISE STORES	2,375,180

HEALTH SERVICES - 0.87%
60,950	*	DaVita, Inc	2,910,972
211,164	e*	Healthsouth Corp	3,756,608
9,598	*	WellPoint, Inc	423,560
		TOTAL HEALTH SERVICES	7,091,140

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.32%
41,000	e	Bouygues S.A.	2,604,683
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,604,683

HOLDING AND OTHER INVESTMENT OFFICES - 7.08%
21,000	*	Affiliated Managers Group, Inc	1,905,540
64,300		Boston Properties, Inc	5,920,101
57,590	e	CBL & Associates Properties, Inc	1,355,093
48,400	e	Douglas Emmett, Inc	1,067,704
57,590		Equity Residential	2,389,409
16,500	e	Essex Property Trust, Inc	1,880,670
40,313		General Growth Properties, Inc	1,538,747
75,000	e	Glimcher Realty Trust	897,000
61,329	g,m,v*	GSC Capital Corp	(0)
50,000	e	iShares Russell Midcap Value Index Fund	6,430,000
71,988		Kimco Realty Corp	2,819,770
33,000		Mack-Cali Realty Corp	1,178,430
29,000	e	Pennsylvania Real Estate Investment Trust	707,310
137,000	e	Plum Creek Timber Co, Inc	5,575,900
39,353		Post Properties, Inc	1,519,813
72,948		Potlatch Corp	3,010,564
47,000		Prologis	2,766,420
39,000		Public Storage, Inc	3,456,180
76,787		Taubman Centers, Inc	4,000,603

TIAA-CREF INSTITUIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
104,622		Vornado Realty Trust	$9,019,463
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	57,438,717

HOTELS AND OTHER LODGING PLACES - 1.94%
90,000	e	Accor S.A.	6,572,963
32,584	*	MGM Mirage	1,914,962
32,634		Orient-Express Hotels Ltd (Class A)	1,408,483
113,000		Starwood Hotels & Resorts Worldwide, Inc	5,847,750
		TOTAL HOTELS AND OTHER LODGING PLACES	15,744,158

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.56%
395,000	*	Brocade Communications Systems, Inc	2,883,500
58,550		Curtiss-Wright Corp	2,428,654
22,900		Deere & Co	1,842,076
95,000		Dover Corp	3,969,100
26,000		Joy Global, Inc	1,694,160
174,000		Trane, Inc	7,986,600
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	20,804,090

INSTRUMENTS AND RELATED PRODUCTS - 3.26%
52,791	*	Agilent Technologies, Inc	1,574,755
85,426		Applera Corp (Applied Biosystems Group)	2,807,098
230,361		BAE Systems plc	2,218,496
34,200		Beckman Coulter, Inc	2,207,610
72,948	e	Cooper Cos, Inc	2,511,600
13,918	*	Mettler-Toledo International, Inc	1,351,716
74,867	*	Thermo Electron Corp	4,255,440
80,000	*	Waters Corp	4,456,000
340,742		Xerox Corp	5,100,908
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	26,483,623

INSURANCE AGENTS, BROKERS AND SERVICE - 0.87%
110,000		AON Corp	4,422,000
34,500		Hartford Financial Services Group, Inc	2,614,065
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	7,036,065

INSURANCE CARRIERS - 5.90%
103,900		ACE Ltd	5,720,734
29,478		Aetna, Inc	1,240,729
31,600		Assurant, Inc	1,923,176
97,903		Axis Capital Holdings Ltd	3,326,744
57,590	e	CNA Financial Corp	1,485,246
220,000	*	Conseco, Inc	2,244,000
52,200		Everest Re Group Ltd	4,673,466
185,000		Genworth Financial, Inc (Class A)	4,188,400
40,000		Hanover Insurance Group, Inc	1,645,600
44,000	*	Lincoln National Corp	2,288,000
76,500		Max Re Capital Ltd	2,003,535
46,072	e	OneBeacon Insurance Group Ltd	876,289
40,000		PartnerRe Ltd	3,052,000
196,000	e	Principal Financial Group	10,921,120
76,787		XL Capital Ltd (Class A)	2,269,056
		TOTAL INSURANCE CARRIERS	47,858,095

TIAA-CREF INSTITUIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
METAL MINING - 2.11%
200,606		Anglo American plc	$12,055,462
91,185	e	Cameco Corp	3,006,187
30,000		Compania de Minas Buenaventura S.A. (ADR)	2,055,000
		TOTAL METAL MINING	17,116,649

MISCELLANEOUS RETAIL - 0.71%
76,787	e	Barnes & Noble, Inc	2,353,522
41,273		Compagnie Financiere Richemont AG.	2,314,879
375,297	e*	Rite Aid Corp	1,103,373
		TOTAL MISCELLANEOUS RETAIL	5,771,774

MOTION PICTURES - 0.51%
28,795		CBS Corp (Class B)	635,794
107,502	*	Discovery Holding Co (Class A)	2,281,192
61,430	e	Regal Entertainment Group (Class A)	1,184,985
		TOTAL MOTION PICTURES	4,101,971

NONDEPOSITORY INSTITUTIONS - 1.20%
110,000	e	Capital One Financial Corp	5,414,200
1	*	Guaranty Financial Group, Inc	11
157,218	*	Heckmann Corp	1,263,247
198,000		SLM Corp	3,039,300
		TOTAL NONDEPOSITORY INSTITUTIONS	9,716,758

OIL AND GAS EXTRACTION - 1.36%
62,389		BJ Services Co	1,778,710
26,875		Equitable Resources, Inc	1,582,937
85,426	*	Forest Oil Corp	4,182,457
100,783	*	Pride International, Inc	3,522,366
		TOTAL OIL AND GAS EXTRACTION	11,066,470

PAPER AND ALLIED PRODUCTS - 1.75%
37,000	e	AbitibiBowater, Inc	477,670
145,895		Greif, Inc (Class A)	9,910,647
117,000		MeadWestvaco Corp	3,184,740
46,072	e	Temple-Inland, Inc	586,036
		TOTAL PAPER AND ALLIED PRODUCTS	14,159,093

PETROLEUM AND COAL PRODUCTS - 3.09%
65,000		Cabot Oil & Gas Corp	3,304,600
89,000		Hess Corp	7,848,020
46,072	*	Newfield Exploration Co	2,434,905
116,140		Noble Energy, Inc	8,454,992
28,470	e*	SandRidge Energy, Inc	1,114,600
64,500	e	Tesoro Corp	1,935,000
		TOTAL PETROLEUM AND COAL PRODUCTS	25,092,117

PRIMARY METAL INDUSTRIES - 1.56%
14,398		Precision Castparts Corp	1,469,748
86,386		Steel Dynamics, Inc	2,854,193
30,715		United States Steel Corp	3,896,812
18,429		Vallourec	4,473,901
		TOTAL PRIMARY METAL INDUSTRIES	12,694,654

TIAA-CREF INSTITUIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
PRINTING AND PUBLISHING - 0.59%
68,628		Gannett Co, Inc	$1,993,643
62,389		Meredith Corp	2,386,379
81,586	e*	R.H. Donnelley Corp	412,825
		TOTAL PRINTING AND PUBLISHING	4,792,847

RAILROAD TRANSPORTATION - 1.24%
152,000		CSX Corp	8,522,640
29,000		Norfolk Southern Corp	1,575,280
		TOTAL RAILROAD TRANSPORTATION	10,097,920

REAL ESTATE - 0.05%
15,357	*	Forestar Real Estate Group, Inc	382,543
		TOTAL REAL ESTATE	382,543

RUBBER AND MISCELLANEOUS PLASTIC PRODUCT - 0.39%
137,257		Newell Rubbermaid, Inc	3,139,068
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT	3,139,068

SECURITY AND COMMODITY BROKERS - 1.81%
82,000		Ameriprise Financial, Inc	4,251,700
199,000		Charles Schwab Corp	3,747,170
180,000	e	Jefferies Group, Inc	2,903,400
40,000	e	Lazard Ltd (Class A)	1,528,000
70,000		Waddell & Reed Financial, Inc (Class A)	2,249,100
		TOTAL SECURITY AND COMMODITY BROKERS	14,679,370

TOBACCO PRODUCTS - 0.86%
77,747		Loews Corp (Carolina Group)	5,640,545
75,586	e	Vector Group Ltd	1,329,558
		TOTAL TOBACCO PRODUCTS	6,970,103

TRANSPORTATION BY AIR - 0.84%
102,703	e*	AMR Corp	926,381
97,903	e*	Continental Airlines, Inc (Class B)	1,882,675
85,000	*	easyJet plc	626,281
155,494	e	UAL Corp	3,347,786
		TOTAL TRANSPORTATION BY AIR	6,783,123

TRANSPORTATION EQUIPMENT - 2.81%
119,980	e	Autoliv, Inc	6,022,996
638,000	e*	Ford Motor Co	3,649,360
19,000		General Dynamics Corp	1,584,030
83,506	e	Group 1 Automotive, Inc	1,960,721
35,514		Harsco Corp	1,966,765
110,545	*	Pactiv Corp	2,897,384
122,859	*	Spirit Aerosystems Holdings, Inc (Class A)	2,725,013
85,426	*	TRW Automotive Holdings Corp	1,996,406
		TOTAL TRANSPORTATION EQUIPMENT	22,802,675

WATER TRANSPORTATION - 0.87%
121,899	e	Danaos Corp	2,997,496
50,000		DryShips, Inc	2,995,500

TIAA-CREF INSTITUIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
12,900		Globus Maritime Ltd	$110,729
65,269	e	Omega Navigation Enterprises, Inc (Class A)	977,730
		TOTAL WATER TRANSPORTATION	7,081,455

WHOLESALE TRADE-DURABLE GOODS - 0.31%
42,000		Reliance Steel & Aluminum Co	2,514,120
		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,514,120

WHOLESALE TRADE-NONDURABLE GOODS - 0.86%
41,273	v	Akzo Nobel NV (ADR)	3,300,189
47,992		Dean Foods Co	964,159
93,104	e	Macquarie Infrastructure Co LLC	2,712,119
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	6,976,467

		TOTAL COMMON STOCKS	789,876,403
		(Cost $814,958,857)

PRINCIPAL		ISSUER
SHORT TERM INVESTMENTS - 20.85%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.26%
$ 18,340,000		Federal Home Loan Bank (FHLB), 04/01/08	18,340,000
			18,340,000

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 18.59%
150,822,773		State Street Navigator Securities Lending Prime Portfolio	150,822,773
			150,822,773

		TOTAL SHORT-TERM INVESTMENTS	169,162,773
		(Cost $169,162,773)

		TOTAL PORTFOLIO - 118.21%	959,039,176
		(Cost $984,121,630)
		OTHER ASSETS & LIABILITIES, NET - (18.21)%	(147,723,175)

		NET ASSETS - 100.00%	$811,316,001

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933
		and may be resold in transactions exempt from registration to qualified institutional
		buyers. At March 31, 2008, the value of these securities amounted to $0
		or 0.00% of net assets.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP EQUITY FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.06%

AGRICULTURAL PRODUCTION-CROPS - 0.10%
20,600	e*	Chiquita Brands International, Inc	$476,066
		TOTAL AGRICULTURAL PRODUCTION-CROPS	476,066

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.27%
38,238	e	Cal-Maine Foods, Inc	1,276,384
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	1,276,384

AMUSEMENT AND RECREATION SERVICES - 0.34%
20,000	*	Bally Technologies, Inc	686,800
357	e	Dover Downs Gaming & Entertainment, Inc	3,038
67,609	e*	Magna Entertainment Corp	22,987
8,552	e*	Town Sports International Holdings, Inc	54,818
85,572	*	Westwood One, Inc	179,701
36,000	e	World Wrestling Entertainment, Inc	669,960
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,617,304

APPAREL AND ACCESSORY STORES - 1.41%
52,036	*	Aeropostale, Inc	1,410,696
66,098	e	Brown Shoe Co, Inc	996,097
1,928	e	Cato Corp (Class A)	28,804
37,700	*	Charlotte Russe Holding, Inc	653,718
32,000	e*	Children's Place Retail Stores, Inc	785,920
59,097	e*	Collective Brands, Inc	716,256
30,000	e*	DSW, Inc (Class A)	388,500
63,119	e*	Dress Barn, Inc	816,760
10,000	e*	J Crew Group, Inc	441,700
25,000	e*	JOS A Bank Clothiers, Inc	512,500
		TOTAL APPAREL AND ACCESSORY STORES	6,750,951

APPAREL AND OTHER TEXTILE PRODUCTS - 0.89%
41,263	*	Gymboree Corp	1,645,568
38,700	e*	Maidenform Brands, Inc	629,649
100,000	*	Quiksilver, Inc	981,000
25,000	*	Warnaco Group, Inc	986,000
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	4,242,217

AUTO REPAIR, SERVICES AND PARKING - 0.00%**
664	*	Wright Express Corp	20,405
		TOTAL AUTO REPAIR, SERVICES AND PARKING	20,405

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.00%**
265	*	Central Garden & Pet Co	1,222
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,222

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
BUSINESS SERVICES - 11.41%
199,369	*	3Com Corp	$456,555
42,132		ABM Industries, Inc	945,442
153,911	*	Actuate Corp	631,035
49,865		Administaff, Inc	1,177,313
63,100	e*	American Reprographics Co	936,404
37,620	*	Ansoft Corp	1,148,162
13,374	*	Ansys, Inc	461,670
1	*	Art Technology Group, Inc	4
76,431	*	Avocent Corp	1,291,684
4,986	e	Barrett Business Services	85,410
14,100	*	Blackboard, Inc	469,953
43,702	*	Blue Coat Systems, Inc	963,192
12,200	e*	CACI International, Inc (Class A)	555,710
781	*	Commvault Systems, Inc	9,684
83,446	e*	COMSYS IT Partners, Inc	705,953
133,307	*	CSG Systems International, Inc	1,515,701
48,876	*	Chordiant Software, Inc	294,722
25,716		Compass Diversified Trust	338,165
1,800	e*	DealerTrack Holdings, Inc	36,396
42,000		Deluxe Corp	806,820
28,573	e*	Digital River, Inc	884,906
204,244	e*	Earthlink, Inc	1,542,042
9,000	e*	Equinix, Inc	598,410
32,100	e*	FalconStor Software, Inc	244,281
97,000	e*	Gartner, Inc	1,875,980
57,800	e*	Global Cash Access, Inc	338,708
58,379	e*	Global Sources Ltd	866,928
68,200	e*	H&E Equipment Services, Inc	857,274
71,700	e	Heartland Payment Systems, Inc	1,649,817
22,169	e	Heidrick & Struggles International, Inc	721,158
7,400		Jack Henry & Associates, Inc	182,558
60,656	*	Informatica Corp	1,034,791
876		Infospace, Inc	10,135
500	e*	Interactive Intelligence, Inc	5,885
48,100	*	Interwoven, Inc	513,708
25,400	*	JDA Software Group, Inc	463,550
33,875	*	Kforce, Inc	299,455
13,252	*	Korn/Ferry International	223,959
50,475	*	LoJack Corp	638,004
130,313	*	MPS Group, Inc	1,540,300
68,834	*	Manhattan Associates, Inc	1,578,364
33,851	*	Mantech International Corp (Class A)	1,535,481
18,481	e*	Mentor Graphics Corp	163,187
22,427	*	MicroStrategy, Inc (Class A)	1,659,374
781	*	Ness Technologies, Inc	7,412
23,200	e*	NetFlix, Inc	803,880
31,100	*	Nuance Communications, Inc	541,451
20,000	*	On Assignment, Inc	127,000
30,949	*	Parametric Technology Corp	494,565
29,300	e*	Perficient, Inc	232,642
66,927	*	Perot Systems Corp (Class A)	1,006,582
72,343	*	Progress Software Corp	2,164,503
15,000	*	Quest Software, Inc	196,050
61,100	*	Rent-A-Center, Inc	1,121,185

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
48,909	e*	SPSS, Inc	$1,896,691
198,900	*	Sapient Corp	1,384,344
7,400	e*	Sonus Networks, Inc	25,456
56,412	e	Sotheby's	1,630,871
73,368	*	Sybase, Inc	1,929,578
70,390	*	SYKES Enterprises, Inc	1,238,160
25,000	e*	Synchronoss Technologies, Inc	500,750
50,000	e*	THQ, Inc	1,090,000
37,887	e*	TIBCO Software, Inc	270,513
50,500	*	Take-Two Interactive Software, Inc	1,288,760
70,236	e*	TeleTech Holdings, Inc	1,577,501
7,446		United Online, Inc	78,630
61,300	*	Valueclick, Inc	1,057,425
15,300	*	Vocus, Inc	403,920
59,800	*	Websense, Inc	1,121,250
17,811	*	eSpeed, Inc (Class A)	207,676
		TOTAL BUSINESS SERVICES	54,655,025

CHEMICALS AND ALLIED PRODUCTS - 8.00%
25,068	e*	Acorda Therapeutics, Inc	449,971
9,200	*	Alexion Pharmaceuticals, Inc	545,560
121,607	e*	Alkermes, Inc	1,444,691
14,935	e*	Alnylam Pharmaceuticals, Inc	364,414
61,050	*	American Oriental Bioengineering, Inc	494,505
33,585	*	Animal Health International, Inc	367,420
50,190		Arch Chemicals, Inc	1,870,079
9,831	e*	Auxilium Pharmaceuticals, Inc	262,881
2,000	e*	Bentley Pharmaceuticals, Inc	32,500
42,819	e*	BioMarin Pharmaceuticals, Inc	1,514,508
31,595		CF Industries Holdings, Inc	3,273,874
4,900	e*	Caraco Pharmaceutical Laboratories Ltd	87,955
1,600	e*	Cell Genesys, Inc	3,760
18,291	*	Chattem, Inc	1,213,425
83,523	e*	Cubist Pharmaceuticals, Inc	1,538,494
55,300	e*	Dendreon Corp	266,546
19,050	e*	Enzon Pharmaceuticals, Inc	175,451
46,046	e*	Halozyme Therapeutics, Inc	292,853
22,424		Hercules, Inc	410,135
22,998	*	Immucor, Inc	490,777
129,243	e*	Indevus Pharmaceuticals, Inc	616,489
50,000	e	Innophos Holdings, Inc	804,500
19,382		Innospec, Inc	410,898
30,600	e*	Inverness Medical Innovations, Inc	921,060
45,621		Koppers Holdings, Inc	2,021,467
37,038	*	Martek Biosciences Corp	1,132,252
40,000	e*	Medicines Co	808,000
31,600	e	Medicis Pharmaceutical Corp (Class A)	622,204
15,300	e	Minerals Technologies, Inc	960,840
165,497	e*	Nabi Biopharmaceuticals	665,298
19,179	e	NewMarket Corp	1,447,056
7,000	e*	Noven Pharmaceuticals, Inc	62,860
17,680	e*	OM Group, Inc	964,267
61,486	e*	OSI Pharmaceuticals, Inc	2,298,962
15,300	*	Obagi Medical Products, Inc	132,804

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
19,408	e*	Omrix Biopharmaceuticals, Inc	$271,712
8,000	e*	Onyx Pharmaceuticals, Inc	232,240
68,695	e*	OraSure Technologies, Inc	502,160
5,100	e*	Osiris Therapeutics, Inc	64,158
2,327	e*	Pain Therapeutics, Inc	19,663
68,273		Perrigo Co	2,575,940
22,744	e*	PetMed Express, Inc	252,231
23,900	e*	Revlon, Inc (Class A)	23,183
72,317	*	Sciele Pharma, Inc	1,410,182
15,300	*	United Therapeutics Corp	1,326,510
60,011	e*	Valeant Pharmaceuticals International	769,941
61,690	e*	WR Grace & Co	1,407,766
72,900	*	XOMA Ltd	188,811
6,900	*	Xenoport, Inc	279,243
		TOTAL CHEMICALS AND ALLIED PRODUCTS	38,292,496

COAL MINING - 0.41%
45,217	*	Alpha Natural Resources, Inc	1,964,226
		TOTAL COAL MINING	1,964,226

COMMUNICATIONS - 2.80%
29,794	e*	Anixter International, Inc	1,908,008
51,885		Atlantic Tele-Network, Inc	1,755,270
5,100	e*	Cbeyond Communications, Inc	95,829
234,955	e	Centennial Communications Corp	1,388,584
462,305	*	Cincinnati Bell, Inc	1,969,419
1	*	FiberTower Corp	2
105,694	*	Foundry Networks, Inc	1,223,937
33,700	*	GeoEye, Inc	875,863
11,064	e	Ibasis, Inc	45,362
45,546	e*	Mediacom Communications Corp (Class A)	197,214
60,040		NTELOS Holdings Corp	1,452,968
27,415	e*	Nexstar Broadcasting Group, Inc (Class A)	161,749
96,756	e*	Novatel Wireless, Inc	936,598
63,108	e*	j2 Global Communications, Inc	1,408,571
		TOTAL COMMUNICATIONS	13,419,374

DEPOSITORY INSTITUTIONS - 6.88%
8,100		1st Source Corp	170,505
31,313	e	Ameris Bancorp	502,887
27,335	e	Anchor Bancorp Wisconsin, Inc	518,545
18,202	e	Bancfirst Corp	833,288
41,223	e*	Bancorp, Inc	497,974
900		Bank Mutual Corp	9,666
12,935	e	Bank of the Ozarks, Inc	309,147
37,785	e	Banner Corp	870,566
27,500	e	Berkshire Hills Bancorp, Inc	692,725
3,929	e	Capital Corp of the West	31,511
5,874	e	Capitol Bancorp Ltd	124,176
39,800	e	Center Financial Corp	360,588
10,515	e	Chemical Financial Corp	250,678
23,400		Columbia Banking System, Inc	523,692
18,562	e*	Community Bancorp	251,701
34,356	e	Community Trust Bancorp, Inc	1,006,631

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
21,400	e*	Dollar Financial Corp	$492,200
42,529	e	First Financial Bancorp	572,015
565	e	First Financial Holdings, Inc	13,255
40,000	e	First Merchants Corp	1,141,600
153,645	e	First Niagara Financial Group, Inc	2,088,036
9,937	e	First Place Financial Corp	129,181
5,964	e*	First Regional Bancorp	97,810
19,600	e	First South Bancorp, Inc	441,000
94,700	e	First State Bancorporation	1,268,033
4,171	e*	Franklin Bank Corp	12,638
45,800	e	Frontier Financial Corp	809,744
2	e	Fulton Financial Corp	25
26,025	e	Hanmi Financial Corp	192,325
11,909	e	Horizon Financial Corp	164,463
36,586	e	Integra Bank Corp	592,693
9,600	e	NBT Bancorp, Inc	213,120
20,407	e	Nara Bancorp, Inc	265,087
37,500	e	Northwest Bancorp, Inc	1,024,875
44,850	e	Preferred Bank	748,547
70,333	e	Prosperity Bancshares, Inc	2,015,744
16,956	e	Renasant Corp	381,510
16,654	e	Republic Bancorp, Inc (Class A)	314,428
11,618		SCBT Financial Corp	392,688
34,500	e*	SVB Financial Group	1,505,580
11,019	e	Sierra Bancorp	238,121
20,303	e	Simmons First National Corp (Class A)	603,608
64,945		Southwest Bancorp, Inc	1,137,187
127,938		Sterling Bancshares, Inc	1,271,704
18,339	*	Sterling Financial Corp	320,016
50,900	e	Sterling Financial Corp	794,549
600		Suffolk Bancorp	19,008
54,555	*	Sun Bancorp, Inc	718,489
68,200	e*	Texas Capital Bancshares, Inc	1,151,216
6,688	e	TierOne Corp	75,441
49,296	e	Trustmark Corp	1,098,315
85,564	e	Umpqua Holdings Corp	1,327,098
34,692	e	United Community Banks, Inc	589,070
6,000		ViewPoint Financial Group	99,060
15,000	e*	Virginia Commerce Bancorp	172,200
46,600		West Coast Bancorp	679,894
92,062		Wilshire Bancorp, Inc	703,354
3,895	e	Wintrust Financial Corp	136,130
		TOTAL DEPOSITORY INSTITUTIONS	32,965,337

EATING AND DRINKING PLACES - 1.26%
25,300	e*	AFC Enterprises	227,447
34,084	e	Bob Evans Farms, Inc	940,378
26,089	*	CEC Entertainment, Inc	753,450
3,200	e*	Chipotle Mexican Grill, Inc (Class B)	310,688
262,890	*	Denny's Corp	783,412
41,000	*	Jack in the Box, Inc	1,101,670
26,000	e*	PF Chang's China Bistro, Inc	739,440
49,568	e*	Papa John's International, Inc	1,200,041
		TOTAL EATING AND DRINKING PLACES	6,056,526

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
EDUCATIONAL SERVICES - 0.44%
17,300		DeVry, Inc	$723,832
5	e*	Lincoln Educational Services Corp	60
9,148	e	Strayer Education, Inc	1,395,070
		TOTAL EDUCATIONAL SERVICES	2,118,962

ELECTRIC, GAS, AND SANITARY SERVICES - 2.51%
18,600	e	American States Water Co	669,600
26,169		Avista Corp	511,866
29,900	e	Black Hills Corp	1,069,822
21,524	e*	Clean Harbors, Inc	1,399,060
13,936	e	NorthWestern Corp	339,620
8,100	e	Otter Tail Corp	286,659
80,962		Portland General Electric Co	1,825,693
77,747		Southwest Gas Corp	2,173,806
55,514	e	UIL Holdings Corp	1,672,637
29,500		Unisource Energy Corp	656,670
44,808	e	WGL Holdings, Inc	1,436,544
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	12,041,977

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.16%
41,800	e	Acuity Brands, Inc	1,795,310
12,896	*	Advanced Energy Industries, Inc	171,001
124,156	e*	Amkor Technology, Inc	1,328,469
16,771	e*	Arris Group, Inc	97,607
49,700	*	Atheros Communications, Inc	1,035,748
24,366	e*	Ceradyne, Inc	778,737
17,300	*	Checkpoint Systems, Inc	464,505
23,400	e	Cubic Corp	665,262
43,420	*	Gemstar-TV Guide International, Inc	204,074
96,500	*	GrafTech International Ltd	1,564,265
100,000	*	Harmonic, Inc	760,000
32,610	*	Littelfuse, Inc	1,140,372
8,146	*	MIPS Technologies, Inc	32,258
4,526	e*	MRV Communications, Inc	6,201
131,362	*	Mattson Technology, Inc	799,995
97,687		Methode Electronics, Inc	1,141,961
14,400	e*	Microsemi Corp	328,320
29,898	*	Monolithic Power Systems, Inc	527,102
26,325	*	Moog, Inc (Class A)	1,111,178
14,200	e*	Multi-Fineline Electronix, Inc	266,534
3,900	e	National Presto Industries, Inc	204,360
229,509	e*	ON Semiconductor Corp	1,303,611
48,244	e*	Omnivision Technologies, Inc	811,464
150,000	*	PMC - Sierra, Inc	855,000
30,000	*	Pericom Semiconductor Corp	440,400
6,200		Plantronics, Inc	119,722
54,528	*	Plexus Corp	1,529,510
87,800	*	Polycom, Inc	1,979,012
61,100	e*	Polypore International, Inc	1,264,159
20,400	*	Semtech Corp	292,332
142,914	e*	Silicon Image, Inc	715,999
157,037	*	Silicon Storage Technology, Inc	411,437

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
35,168	*	Stoneridge, Inc	$473,010
25,200	*	TTM Technologies, Inc	285,264
83,473		Technitrol, Inc	1,930,730
48,000	*	Tessera Technologies, Inc	998,400
117,130	e*	Trident Microsystems, Inc	603,219
106,073	*	Triquint Semiconductor, Inc	536,729
11,800	*	Varian Semiconductor Equipment Associates, Inc	332,170
9,400	*	Viasat, Inc	204,168
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	29,509,595

ENGINEERING AND MANAGEMENT SERVICES - 2.36%
46,800	*	Applera Corp (Celera Genomics Group)	687,960
20,250	*	Michael Baker Corp	454,815
21,786	e	CDI Corp	545,739
110,424		Diamond Management & Technology Consultants, Inc	712,235
79,131	e*	Exelixis, Inc	549,960
27,200	e*	Greenfield Online, Inc	322,592
9,184	e*	Harris Interactive, Inc	25,072
34,591	e*	Incyte Corp	363,551
27,000	e*	Isis Pharmaceuticals, Inc	380,970
1,334	*	LECG Corp	12,486
24,164	e*	Lifecell Corp	1,015,613
21,781	e*	Luminex Corp	427,997
11,200	e*	Myriad Genetics, Inc	451,248
25,142	*	PharmaNet Development Group, Inc	634,333
27,532	*	Regeneron Pharmaceuticals, Inc	528,339
4,170	*	Rigel Pharmaceuticals, Inc	77,812
118,300	e*	SAIC, Inc	2,199,197
36,625	e*	Seattle Genetics, Inc	333,287
25,991		Watson Wyatt & Co Holdings (Class A)	1,474,989
4,904	*	comScore, Inc	98,374
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	11,296,569

FABRICATED METAL PRODUCTS - 1.00%
8,100		Aptargroup, Inc	315,333
43,119	*	Chart Industries, Inc	1,459,147
53,660		Gulf Island Fabrication, Inc	1,541,115
37,500	e*	Sturm Ruger & Co, Inc	309,000
13,300	e	Valmont Industries, Inc	1,168,937
		TOTAL FABRICATED METAL PRODUCTS	4,793,532

FOOD AND KINDRED PRODUCTS - 0.90%
18,300	e*	Boston Beer Co, Inc (Class A)	869,982
74,000	*	Darling International, Inc	958,300
52,445		Flowers Foods, Inc	1,298,014
13,800		National Beverage Corp	105,846
18,316	e*	Ralcorp Holdings, Inc	1,065,075
		TOTAL FOOD AND KINDRED PRODUCTS	4,297,217

FOOD STORES - 0.23%
5,200	e	Ingles Markets, Inc (Class A)	127,868
26,318		Ruddick Corp	970,081
		TOTAL FOOD STORES	1,097,949

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
FURNITURE AND FIXTURES - 0.32%
38,968		Herman Miller, Inc	$957,444
53,990	e	Tempur-Pedic International, Inc	593,890
		TOTAL FURNITURE AND FIXTURES	1,551,334

FURNITURE AND HOME FURNISHINGS STORES - 0.27%
110,547		Knoll, Inc	1,275,712
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,275,712

GENERAL BUILDING CONTRACTORS - 0.54%
45,513	*	Perini Corp	1,648,936
15,000		Walter Industries, Inc	939,450
		TOTAL GENERAL BUILDING CONTRACTORS	2,588,386

GENERAL MERCHANDISE STORES - 0.31%
55,300		Casey's General Stores, Inc	1,249,780
15,200	e*	Conn's, Inc	247,912
		TOTAL GENERAL MERCHANDISE STORES	1,497,692

HEALTH SERVICES - 0.46%
22,476	*	Apria Healthcare Group, Inc	443,901
47,700	e*	CryoLife, Inc	448,380
16,000	*	Genoptix Inc	400,160
14,300	e*	Healthsouth Corp	254,397
2,700	e	LCA-Vision, Inc	33,750
27,758	*	Medcath Corp	505,196
13,000	e*	Nektar Therapeutics	90,220
3,283	*	Odyssey HealthCare, Inc	29,547
702	*	RehabCare Group, Inc	10,530
		TOTAL HEALTH SERVICES	2,216,081

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.41%
44,778	e	Granite Construction, Inc	1,464,688
30,105	e*	Matrix Service Co	517,204
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	1,981,892

HOLDING AND OTHER INVESTMENT OFFICES - 6.47%
14,571	e	Agree Realty Corp	399,974
3,000		Alexandria Real Estate Equities, Inc	278,160
70,900	e	Anthracite Capital, Inc	467,940
70,000		Anworth Mortgage Asset Corp	429,100
130,000		Ashford Hospitality Trust, Inc	738,400
20,000		Corporate Office Properties Trust	672,200
30,000		Crystal River Capital, Inc	267,900
141,891		DiamondRock Hospitality Co	1,797,759
7,000	e	Entertainment Properties Trust	345,310
24,900	e	Equity Lifestyle Properties, Inc	1,229,313
49,400	e	Extra Space Storage, Inc	799,786
64,132		FelCor Lodging Trust, Inc	771,508
47,400	e	Gramercy Capital Corp	992,082
54,400		Hersha Hospitality Trust	491,232
58,800		Highwoods Properties, Inc	1,826,916
318		Home Properties, Inc	15,261
15,000	e	Investors Real Estate Trust	146,700

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
19,900		LTC Properties, Inc	$511,629
34,657	e	LaSalle Hotel Properties	995,696
33,773		Mid-America Apartment Communities, Inc	1,683,246
22,050	e	Mission West Properties, Inc	208,373
40,700		Nationwide Health Properties, Inc	1,373,625
20,551		PS Business Parks, Inc	1,066,597
12,000		Post Properties, Inc	463,440
43,439	e	Potlatch Corp	1,792,728
21,900	e	Realty Income Corp	561,078
25,700		Saul Centers, Inc	1,291,168
57,000		Senior Housing Properties Trust	1,350,900
112,100	e	Strategic Hotels & Resorts, Inc	1,471,873
115,082		Sunstone Hotel Investors, Inc	1,842,463
45,822	e	Tanger Factory Outlet Centers, Inc	1,762,772
30,457	e	Urstadt Biddle Properties, Inc (Class A)	479,089
36,100	e	iShares Russell 2000 Index Fund	2,473,211
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	30,997,429

HOTELS AND OTHER LODGING PLACES - 0.23%
18,905	e*	Monarch Casino & Resort, Inc	334,808
16,000	e*	Vail Resorts, Inc	772,640
		TOTAL HOTELS AND OTHER LODGING PLACES	1,107,448

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.62%
40,724		Ampco-Pittsburgh Corp	1,750,725
29,200	*	Astec Industries, Inc	1,131,792
838		Black Box Corp	25,852
10,636		Bucyrus International, Inc (Class A)	1,081,149
24,300	*	Columbus McKinnon Corp	752,814
4,031		Curtiss-Wright Corp	167,206
12,000	*	Dril-Quip, Inc	557,640
136,500	*	Emulex Corp	2,216,760
62,675	e*	EnPro Industries, Inc	1,954,833
110,759	e*	Extreme Networks, Inc	343,353
33,937	e*	Hurco Cos, Inc	1,587,573
32,541	*	Intevac, Inc	421,406
12,000	e	Lindsay Manufacturing Co	1,229,640
16,534	e	Lufkin Industries, Inc	1,055,200
54,956	*	Micros Systems, Inc	1,849,819
11,898	*	NATCO Group, Inc (Class A)	556,231
8,600		Nacco Industries, Inc (Class A)	696,084
32,100	*	Netgear, Inc	640,395
31,600	*	Oil States International, Inc	1,415,996
496,165	e*	Quantum Corp	1,061,793
18,544	*	Rimage Corp	406,114
50,900		Robbins & Myers, Inc	1,661,885
19,200	e*	Safeguard Scientifics, Inc	28,608
24,600	e	Sauer-Danfoss, Inc	544,644
30,000	e*	Scansource, Inc	1,085,700
22,400	e*	Sigma Designs, Inc	507,808
16,027	e*	Super Micro Computer, Inc	133,825
5,354	*	Tecumseh Products Co (Class A)	164,261
18,900		Tennant Co	752,409

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
41,800		Woodward Governor Co	$1,116,896
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	26,898,411

INSTRUMENTS AND RELATED PRODUCTS - 7.02%
20,000	*	Affymetrix, Inc	348,200
71,500	e*	Align Technology, Inc	794,365
25,000	*	Anaren, Inc	316,500
17,300	e*	Arthrocare Corp	576,955
17,792	*	Bio-Rad Laboratories, Inc (Class A)	1,582,598
69,008	*	Bruker BioSciences Corp	1,062,033
29,270	*	Conmed Corp	750,483
17,700	e*	Credence Systems Corp	30,090
36,673	e*	Cutera, Inc	493,985
60,500	e*	Cynosure, Inc (Class A)	1,288,650
51,958	e*	FARO Technologies, Inc	1,620,050
28,000	e*	Flir Systems, Inc	842,520
10,000	e*	Formfactor, Inc	191,000
51,946	e*	Fossil, Inc	1,586,431
14,332	*	Haemonetics Corp	853,901
42,769	d*	Hologic, Inc	2,377,956
59,900	e*	ION Geophysical Corp	826,620
35,340	*	II-VI, Inc	1,342,213
40,870	e*	Illumina, Inc	3,102,033
24,400	e	Invacare Corp	543,632
367	*	MKS Instruments, Inc	7,854
31,066		MTS Systems Corp	1,002,189
72,401	*	Merit Medical Systems, Inc	1,146,108
28,200	e	Mine Safety Appliances Co	1,161,558
52,932		Movado Group, Inc	1,031,645
8,000	*	Rofin-Sinar Technologies, Inc	359,200
64,000	e*	Sirf Technology Holdings, Inc	325,760
16,268	e	Sirona Dental Systems, Inc	438,748
72,244		STERIS Corp	1,938,306
42,741	*	Teledyne Technologies, Inc	2,008,827
40,719	*	Varian, Inc	2,358,444
96,064	e*	Vivus, Inc	579,266
26,915	e*	Zoll Medical Corp	715,670
3,352	*	Zygo Corp	41,699
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	33,645,489

INSURANCE AGENTS, BROKERS AND SERVICE - 0.28%
474		Hilb Rogal & Hobbs Co	14,917
68,199	*	United America Indemnity Ltd (Class A)	1,313,513
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,328,430

INSURANCE CARRIERS - 3.59%
48,040	*	AMERIGROUP Corp	1,312,933
83,515	*	Amerisafe, Inc	1,055,630
4,473	*	Argo Group International Holdings Ltd	158,881
62,800		Aspen Insurance Holdings Ltd	1,656,664
50,000		Assured Guaranty Ltd	1,187,000
48,500	*	CNA Surety Corp	745,930
82,500	*	Centene Corp	1,150,050
611	e	EMC Insurance Group, Inc	16,430
41,300	*	Hallmark Financial Services	460,908

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
31,600	*	HealthExtras, Inc	$784,944
60,863	*	Healthspring, Inc	856,951
17,000	e	Max Re Capital Ltd	445,230
40,603	e*	Molina Healthcare, Inc	991,525
900	e	National Interstate Corp	21,015
11,564	*	Navigators Group, Inc	629,082
43,909	e	Odyssey Re Holdings Corp	1,613,656
52,900		Platinum Underwriters Holdings Ltd	1,717,134
2,031		Presidential Life Corp	35,421
30,222	e*	Primus Guaranty Ltd	108,195
66,282	*	Universal American Financial Corp	702,589
66,100	*	Validus Holdings Ltd	1,548,723
		TOTAL INSURANCE CARRIERS	17,198,891

LEATHER AND LEATHER PRODUCTS - 0.21%
35,000		Wolverine World Wide, Inc	1,015,350
		TOTAL LEATHER AND LEATHER PRODUCTS	1,015,350

LEGAL SERVICES - 0.18%
4,500	e*	FTI Consulting, Inc	319,680
13,206	e*	Pre-Paid Legal Services, Inc	560,066
		TOTAL LEGAL SERVICES	879,746

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.11%
21,500	e*	Emergency Medical Services Corp (Class A)	530,835
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	530,835

METAL MINING - 0.61%
2,000	e*	Apex Silver Mines Ltd	24,240
50,000	e*	Coeur d'Alene Mines Corp	202,000
121,200	e*	Hecla Mining Co	1,352,592
68,200	*	Rosetta Resources, Inc	1,341,494
		TOTAL METAL MINING	2,920,326

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.73%
61,115		Blyth, Inc	1,205,188
100,600		Callaway Golf Co	1,476,808
24,300	e*	Jakks Pacific, Inc	669,951
7,288	*	RC2 Corp	152,829
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	3,504,776

MISCELLANEOUS RETAIL - 1.56%
82,991	*	1-800-FLOWERS.COM, Inc (Class A)	706,253
16,000	e	Big 5 Sporting Goods Corp	140,320
137,791	*	Ezcorp, Inc (Class A)	1,696,207
30,600		Longs Drug Stores Corp	1,299,276
50,761	e	Systemax, Inc	612,178
15,300		World Fuel Services Corp	429,471
21,355	e*	Priceline.com, Inc	2,580,965
		TOTAL MISCELLANEOUS RETAIL	7,464,670

MOTION PICTURES - 0.07%
94,348	e*	Blockbuster, Inc (Class A)	307,574

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
1,694	e*	Macrovision Corp	$22,869
		TOTAL MOTION PICTURES	330,443

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.07%
56,053	e*	Premier Exhibitions, Inc	338,560
		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	338,560

NONDEPOSITORY INSTITUTIONS - 0.25%
155,992	e	Advance America Cash Advance Centers, Inc	1,177,740
		TOTAL NONDEPOSITORY INSTITUTIONS	1,177,740

OIL AND GAS EXTRACTION - 5.18%
5,600	e	APCO Argentina, Inc	145,432
19,334	*	ATP Oil & Gas Corp	632,608
23,300	*	Atwood Oceanics, Inc	2,137,076
82,500	*	Bois d'Arc Energy, Inc	1,772,925
21,000	*	Clayton Williams Energy, Inc	1,102,290
23,636	*	Comstock Resources, Inc	952,531
19,476	*	Dawson Geophysical Co	1,314,630
79,677	*	Energy Partners Ltd	754,541
15,652	e*	Exterran Holdings, Inc	1,010,180
206,068	e*	Grey Wolf, Inc	1,397,141
65,200	e*	Mariner Energy, Inc	1,761,052
83,491	e*	PetroHawk Energy Corp	1,684,013
125,900	e*	Petroquest Energy, Inc	2,183,106
43,300	*	Stone Energy Corp	2,265,023
32,800	*	Swift Energy Co	1,475,672
32,867	e*	Trico Marine Services, Inc	1,280,827
18,495	*	Union Drilling, Inc	323,477
500	m,v*	PetroCorp	0
23,400	e*	Vaalco Energy, Inc	116,298
27,800	e*	W-H Energy Services, Inc	1,914,030
9,400	*	Whiting Petroleum Corp	607,710
		TOTAL OIL AND GAS EXTRACTION	24,830,562

PAPER AND ALLIED PRODUCTS - 1.03%
109,000	*	Buckeye Technologies, Inc	1,216,440
28,043		Greif, Inc (Class A)	1,904,961
59,773		Rock-Tenn Co (Class A)	1,791,397
		TOTAL PAPER AND ALLIED PRODUCTS	4,912,798

PERSONAL SERVICES - 0.04%
10,500	e	CPI Corp	181,335
		TOTAL PERSONAL SERVICES	181,335

PETROLEUM AND COAL PRODUCTS - 0.18%
55,700	e	Alon USA Energy, Inc	847,197
		TOTAL PETROLEUM AND COAL PRODUCTS	847,197

PRIMARY METAL INDUSTRIES - 1.82%
15,685	e*	AK Steel Holding Corp	853,578
47,794	e	Belden CDT, Inc	1,688,084
26,500	e*	Century Aluminum Co	1,755,360
10,827	e*	CommScope, Inc	377,104
11,627		Matthews International Corp (Class A)	561,003

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
50,154		Mueller Industries, Inc	$1,446,943
17,300		Schnitzer Steel Industries, Inc (Class A)	1,228,646
27,100	e*	Universal Stainless & Alloy	805,141
		TOTAL PRIMARY METAL INDUSTRIES	8,715,859

PRINTING AND PUBLISHING - 0.88%
7,900	e*	ACCO Brands Corp	107,203
50,900		Bowne & Co, Inc	776,225
26,959	*	Consolidated Graphics, Inc	1,511,052
70,000	e*	Valassis Communications, Inc	759,500
30,000	e*	VistaPrint Ltd	1,048,500
		TOTAL PRINTING AND PUBLISHING	4,202,480

REAL ESTATE - 0.18%
16,163		Grubb & Ellis Co	111,040
60,000	e*	LoopNet, Inc	762,000
1		Stewart Enterprises, Inc (Class A)	6
		TOTAL REAL ESTATE	873,046

RUBBER AND MISCELLANEOUS PLASTIC PRODUCT - 1.21%
99,254	e	Cooper Tire & Rubber Co	1,485,832
9,000	e*	Deckers Outdoor Corp	970,380
15,236	e	Schulman (A.), Inc	312,795
30,000	*	Skechers U.S.A., Inc (Class A)	606,300
63,100		Tupperware Corp	2,440,708
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT	5,816,015

SECURITY AND COMMODITY BROKERS - 1.35%
60,100	e	Evercore Partners, Inc (Class A)	1,066,775
24,907	e*	GFI Group, Inc	1,427,171
24,574	e*	Interactive Brokers Group, Inc (Class A)	630,815
18,300	*	Stifel Financial Corp	821,670
67,600		Waddell & Reed Financial, Inc (Class A)	2,171,988
16,300	e	optionsXpress Holdings, Inc	337,573
		TOTAL SECURITY AND COMMODITY BROKERS	6,455,992

SOCIAL SERVICES - 0.08%
8,000	*	Bright Horizons Family Solutions, Inc	344,320
1,813	*	Res-Care, Inc	31,093
		TOTAL SOCIAL SERVICES	375,413

SPECIAL TRADE CONTRACTORS - 1.15%
64,671	*	AsiaInfo Holdings, Inc	702,327
34,951	e	Chemed Corp	1,474,932
105,899		Comfort Systems USA, Inc	1,377,746
83,620	*	EMCOR Group, Inc	1,857,200
5,836	e*	Integrated Electrical Services, Inc	91,684
		TOTAL SPECIAL TRADE CONTRACTORS	5,503,889

STONE, CLAY, AND GLASS PRODUCTS - 0.19%
60,100	e	Apogee Enterprises, Inc	925,540
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	925,540

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
TEXTILE MILL PRODUCTS - 0.03%
35,600	e*	Heelys, Inc	$152,724
		TOTAL TEXTILE MILL PRODUCTS	152,724

TOBACCO PRODUCTS - 0.27%
19,400	e	Universal Corp	1,271,282
		TOTAL TOBACCO PRODUCTS	1,271,282

TRANSPORTATION BY AIR - 0.24%
11,600	e*	Allegiant Travel Co	306,472
1,020	e*	PHI, Inc	32,171
23,500	*	Republic Airways Holdings, Inc	509,010
13,391	e	Skywest, Inc	282,818
		TOTAL TRANSPORTATION BY AIR	1,130,471

TRANSPORTATION EQUIPMENT - 2.28%
41,100	e	American Axle & Manufacturing Holdings, Inc	842,550
20,252	e	American Railcar Industries, Inc	411,723
24,138	e*	Amerigon, Inc	357,242
63,600	e	ArvinMeritor, Inc	795,636
84,511	e*	Comtech Group, Inc	911,874
14,100	e	Heico Corp	687,375
6,280	*	Miller Industries, Inc	60,476
44,853	*	Orbital Sciences Corp	1,080,957
35,852	e	Polaris Industries, Inc	1,470,290
58,100	*	Tenneco, Inc	1,623,314
27,535	e	Triumph Group, Inc	1,567,568
30,000		Westinghouse Air Brake Technologies Corp	1,129,800
		TOTAL TRANSPORTATION EQUIPMENT	10,938,805

TRANSPORTATION SERVICES - 1.06%
2,000	e*	Dynamex, Inc	50,600
48,317	*	HUB Group, Inc (Class A)	1,589,146
79,633	*	Lear Corp	2,063,291
82,267		Pacer International, Inc	1,351,647
		TOTAL TRANSPORTATION SERVICES	5,054,684

TRUCKING AND WAREHOUSING - 0.32%
24,036	e	Arkansas Best Corp	765,787
41,700	e	Werner Enterprises, Inc	773,952
		TOTAL TRUCKING AND WAREHOUSING	1,539,739

WATER TRANSPORTATION - 0.52%
13,000	e	Genco Shipping & Trading Ltd	733,590
33,236	e	Horizon Lines, Inc (Class A)	618,522
34,600	e*	TBS International Ltd (Class A)	1,044,920
10,000	e*	Ultrapetrol Bahamas Ltd	102,400
		TOTAL WATER TRANSPORTATION	2,499,432

WHOLESALE TRADE-DURABLE GOODS - 1.87%
67,899		Applied Industrial Technologies, Inc	2,029,501
58,100	e	Barnes Group, Inc	1,333,395
2,514	e*	BlueLinx Holdings, Inc	12,796
19,700		Castle (A.M.) & Co	531,900
1,000	*	Digi International, Inc	11,540

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
43,300	e*	Drew Industries, Inc	$1,059,118
18,455	e	Houston Wire & Cable Co	295,649
20,000	*	LKQ Corp	449,400
16,294	e*	MWI Veterinary Supply, Inc	574,526
37,900		Owens & Minor, Inc	1,490,986
31,265	e*	PSS World Medical, Inc	520,875
27,000	*	Solera Holdings, Inc	657,720
		TOTAL WHOLESALE TRADE-DURABLE GOODS	8,967,406

WHOLESALE TRADE-NONDURABLE GOODS - 2.50%
122,666	e*	Alliance One International, Inc	740,903
17,000	e	Andersons, Inc	758,370
26,500	*	Central European Distribution Corp	1,542,035
25,000	*	Fresh Del Monte Produce, Inc	910,000
32,000	*	LSB Industries, Inc	471,680
32,600	e	Men's Wearhouse, Inc	758,602
75,489		Myers Industries, Inc	991,171
72,443		Spartan Stores, Inc	1,510,437
70,200	e*	Terra Industries, Inc	2,494,206
37,403	e*	United Stationers, Inc	1,784,123
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	11,961,527

		TOTAL COMMON STOCKS	474,499,171
		(Cost $517,746,247)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 30.64%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.47%
$ 2,240,000		Federal Home Loan Bank (FHLB), 04/01/08	2,240,000
			2,240,000

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 30.17%
144,512,436		State Street Navigator Securities Lending Prime Portfolio	144,512,436
			144,512,436

		TOTAL SHORT-TERM INVESTMENTS	146,752,436
		(Cost $146,752,436)

		TOTAL PORTFOLIO - 129.70%	621,251,607
		(Cost $664,498,683)
		OTHER ASSETS & LIABILITIES, NET - (29.70)%	(142,264,238)

		NET ASSETS - 100.00%	$478,987,369

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts in the amount of $133,440.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.26%

AMUSEMENT AND RECREATION SERVICES - 0.55%
14,919	*	Activision, Inc	$407,438
3,862	*	Penn National Gaming, Inc	168,885
45,638	*	Walt Disney Co	1,432,120
831	e	Warner Music Group Corp	4,138
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,012,581

APPAREL AND ACCESSORY STORES - 0.70%
4,668		Abercrombie & Fitch Co (Class A)	341,418
9,624		American Eagle Outfitters, Inc	168,516
2,817	*	AnnTaylor Stores Corp	68,115
9,201	*	Chico's FAS, Inc	65,419
4,960	e*	Hanesbrands, Inc	144,832
16,613	*	Kohl's Corp	712,532
16,193	*	Limited Brands, Inc	276,900
11,474	e	Nordstrom, Inc	374,052
7,005		Ross Stores, Inc	209,870
6,167	*	Urban Outfitters, Inc	193,335
		TOTAL APPAREL AND ACCESSORY STORES	2,554,989

APPAREL AND OTHER TEXTILE PRODUCTS - 0.12%
3,001	e	Guess ?, Inc	121,450
223		Liz Claiborne, Inc	4,047
2,992		Phillips-Van Heusen Corp	113,457
3,192	e	Polo Ralph Lauren Corp	186,062
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	425,016

AUTO REPAIR, SERVICES AND PARKING - 0.04%
11,317	*	Hertz Global Holdings, Inc	136,483
		TOTAL AUTO REPAIR, SERVICES AND PARKING	136,483

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.26%
5,288		Advance Auto Parts	180,056
2,225	*	Autozone, Inc	253,272
10,996	e*	Carmax, Inc	213,542
3,526	*	Copart, Inc	136,668
6,034	*	O'Reilly Automotive, Inc	172,090
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	955,628

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.97%
6,400	e	Fastenal Co	293,952
51,417		Home Depot, Inc	1,438,133
78,800		Lowe's Cos, Inc	1,807,672
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	3,539,757

BUSINESS SERVICES - 11.39%
31,146		Accenture Ltd (Class A)	1,095,405

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,993		Acxiom Corp	$47,397
28,935	*	Adobe Systems, Inc	1,029,797
2,082	*	Affiliated Computer Services, Inc (Class A)	104,329
1,521	e	Aircastle Ltd	17,111
8,601	e*	Akamai Technologies, Inc	242,204
4,174	*	Alliance Data Systems Corp	198,307
10,569	*	Amdocs Ltd	299,737
11,883	*	Autodesk, Inc	374,077
27,135		Automatic Data Processing, Inc	1,150,253
2,198	*	Avis Budget Group, Inc	23,343
21,745	*	BEA Systems, Inc	416,417
10,253	*	BMC Software, Inc	333,428
2,144		Brink's Co	144,034
13,182		CA, Inc	296,595
4,231	*	Cadence Design Systems, Inc	45,187
3,448	e*	Cerner Corp	128,541
3,571	*	ChoicePoint, Inc	169,980
9,669	*	Citrix Systems, Inc	283,592
2,482	e*	Clear Channel Outdoor Holdings, Inc (Class A)	47,183
14,856	*	Cognizant Technology Solutions Corp (Class A)	428,298
11,710	*	Compuware Corp	85,951
2,379	e*	DST Systems, Inc	156,395
59,686	*	eBay, Inc	1,781,030
16,273	*	Electronic Arts, Inc	812,348
15,416		Electronic Data Systems Corp	256,676
6,810	e	Equifax, Inc	234,809
4,567	*	F5 Networks, Inc	82,982
2,285		Factset Research Systems, Inc	123,093
236	e	Fair Isaac Corp	5,079
8,211		Fidelity National Information Services, Inc	313,168
8,708	*	Fiserv, Inc	418,768
1,600	*	Getty Images, Inc	51,200
12,031	*	Google, Inc (Class A)	5,299,295
9,377	*	HLTH Corp	89,457
9,068		IMS Health, Inc	190,519
15,424	e*	Interpublic Group of Cos, Inc	129,716
17,900	*	Intuit, Inc	483,479
9,201	*	Iron Mountain, Inc	243,274
19,384	*	Juniper Networks, Inc	484,600
2,218	e*	Kinetic Concepts, Inc	102,538
4,235	e*	Lamar Advertising Co (Class A)	152,164
4,141		Manpower, Inc	232,973
4,164	e	Mastercard, Inc (Class A)	928,530
8,262	*	McAfee, Inc	273,390
430,981		Microsoft Corp	12,231,241
4,622		MoneyGram International, Inc	8,597
6,469	*	Monster Worldwide, Inc	156,614
5,134	*	NAVTEQ Corp	349,112
975	*	NCR Corp	22,259
1,751	*	Novell, Inc	11,014
17,362		Omnicom Group, Inc	767,053
201,519	*	Oracle Corp	3,941,712
10,222	e*	Red Hat, Inc	187,983
7,798		Robert Half International, Inc	200,721

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,998	*	Salesforce.com, Inc	$289,234
10,493	*	Sun Microsystems, Inc	162,956
6,286	*	Symantec Corp	104,473
7,244	*	Synopsys, Inc	164,511
10,389	e	Total System Services, Inc	245,804
11,451	e*	VeriSign, Inc	380,631
1,600	e*	VMware, Inc (Class A)	68,512
15,477		Waste Management, Inc	519,408
322	e*	WebMD Health Corp (Class A)	7,590
63,685	*	Yahoo!, Inc	1,842,407
		TOTAL BUSINESS SERVICES	41,468,481

CHEMICALS AND ALLIED PRODUCTS - 11.23%
80,875	*	Abbott Laboratories	4,460,256
471	*	Abraxis Bioscience, Inc	27,827
5,298		Air Products & Chemicals, Inc	487,416
4,144		Albemarle Corp	151,339
709		Alberto-Culver Co	19,434
40,618	*	Amgen, Inc	1,697,020
2,376	e*	APP Pharmaceuticals, Inc	28,702
4,586		Avery Dennison Corp	225,861
21,135	*	Avon Products, Inc	835,678
5,673	*	Barr Pharmaceuticals, Inc	274,063
2,847	*	Biogen Idec, Inc	175,631
102,792		Bristol-Myers Squibb Co	2,189,470
2,331	e	Cabot Corp	65,268
4,475		Celanese Corp (Series A)	174,749
3,315	e*	Cephalon, Inc	213,486
1,299	*	Charles River Laboratories International, Inc	76,563
630		Chemtura Corp	4,624
3,339	e	Church & Dwight Co, Inc	181,107
6,676		Clorox Co	378,129
24,681		Colgate-Palmolive Co	1,922,897
7,787	*	Du Pont (E.I.) de Nemours & Co	364,120
9,070		Ecolab, Inc	393,910
25,608	*	Eli Lilly & Co	1,321,117
5,624	e	Estee Lauder Cos (Class A)	257,860
16,655	*	Forest Laboratories, Inc	666,367
24,426	*	Genentech, Inc	1,982,903
13,779	*	Genzyme Corp	1,027,087
48,717	*	Gilead Sciences, Inc	2,510,387
8,382	*	Hospira, Inc	358,498
3,274	*	Idexx Laboratories, Inc	161,277
3,298	e*	ImClone Systems, Inc	139,901
3,280		International Flavors & Fragrances, Inc	144,484
848	*	Invitrogen Corp	72,479
1,074		Lubrizol Corp	59,618
93,987		Merck & Co, Inc	3,566,807
8,780	*	Millennium Pharmaceuticals, Inc	135,739
28,497		Monsanto Co	3,177,416
3,499	*	Mosaic Co	358,997
15,294	e	Mylan Laboratories, Inc	177,410
7,220		Nalco Holding Co	152,703
3,226	*	NBTY, Inc	96,619

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,910	*	PDL BioPharma, Inc	$62,587
16,544		Praxair, Inc	1,393,501
65,470	*	Procter & Gamble Co	4,587,483
3,990		Rohm & Haas Co	215,779
5,796	e	RPM International, Inc	121,368
84,364		Schering-Plough Corp	1,215,685
379		Scotts Miracle-Gro Co (Class A)	12,287
5,492	*	Sepracor, Inc	107,204
5,626	e	Sherwin-Williams Co	287,151
2,052		Sigma-Aldrich Corp	122,402
502	e	Valspar Corp	9,960
4,602	*	VCA Antech, Inc	125,865
7,064	e*	Vertex Pharmaceuticals, Inc	168,759
4,661	e*	Warner Chilcott Ltd (Class A)	83,898
3,042	*	Watson Pharmaceuticals, Inc	89,191
37,059		Wyeth	1,547,584
		TOTAL CHEMICALS AND ALLIED PRODUCTS	40,865,923

COAL MINING - 0.50%
7,359		Arch Coal, Inc	320,117
9,443		Consol Energy, Inc	653,361
4,190		Massey Energy Co	152,935
13,922	e	Peabody Energy Corp	710,022
		TOTAL COAL MINING	1,836,435

COMMUNICATIONS - 1.92%
20,780	*	American Tower Corp (Class A)	814,784
3,562	*	Cablevision Systems Corp (Class A)	76,334
1,610	*	Central European Media Enterprises Ltd (Class A)	137,220
2,488		Citizens Communications Co	26,099
5,185		Clear Channel Communications, Inc	151,506
94,909		Comcast Corp (Class A)	1,835,540
9,993	e*	Crown Castle International Corp	344,659
2,829	*	CTC Media, Inc	78,505
37,371	*	DIRECTV Group, Inc	926,427
10,547	*	DISH Network Corp (Class A)	303,015
4,077		Global Payments, Inc	168,625
487	*	IAC/InterActiveCorp	10,110
2,686	e*	Leap Wireless International, Inc	125,168
79,322	e*	Level 3 Communications, Inc	168,163
9,181	e*	Liberty Global, Inc (Class A)	312,888
18,753	*	Liberty Media Holding Corp (Interactive A)	302,673
3,081	e*	MetroPCS Communications, Inc	52,377
4,034	e*	NeuStar, Inc (Class A)	106,820
9,098	*	NII Holdings, Inc	289,134
5,694	e*	SBA Communications Corp (Class A)	169,852
2,432		Telephone & Data Systems, Inc	95,505
4,694	*	Time Warner Cable, Inc (Class A)	117,256
236	*	US Cellular Corp	12,980
14,388		Windstream Corp	171,937
15,191	e*	XM Satellite Radio Holdings, Inc (Class A)	176,519
		TOTAL COMMUNICATIONS	6,974,096

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
DEPOSITORY INSTITUTIONS - 1.13%
722		Bank of Hawaii Corp	$35,782
20,356		Bank of New York Mellon Corp	849,456
1,156	e	Capitol Federal Financial	43,327
11,145		Hudson City Bancorp, Inc	197,044
9,615		Northern Trust Corp	639,109
8,169		People's United Financial, Inc	141,405
16,880		State Street Corp	1,333,520
4,873	e	Synovus Financial Corp	53,895
780	e	TFS Financial Corp	9,383
37,945		Western Union Co	807,090
		TOTAL DEPOSITORY INSTITUTIONS	4,110,011

EATING AND DRINKING PLACES - 0.91%
5,724		Brinker International, Inc	106,180
3,167		Burger King Holdings, Inc	87,599
3,679	e*	Cheesecake Factory	80,165
7,202		Darden Restaurants, Inc	234,425
13,064	*	McDonald's Corp	728,579
39,148	*	Starbucks Corp	685,090
10,070	e	Tim Hortons, Inc	342,884
4,738		Wendy's International, Inc	109,258
24,683		Yum! Brands, Inc	918,454
		TOTAL EATING AND DRINKING PLACES	3,292,634

EDUCATIONAL SERVICES - 0.14%
7,716	*	Apollo Group, Inc (Class A)	333,331
5,789	e*	Career Education Corp	73,636
2,123	e*	ITT Educational Services, Inc	97,509
		TOTAL EDUCATIONAL SERVICES	504,476

ELECTRIC, GAS, AND SANITARY SERVICES - 1.75%
34,534	*	AES Corp	575,682
8,593		Allegheny Energy, Inc	433,947
1,704	*	Allied Waste Industries, Inc	18,420
373		Aqua America, Inc	7,005
16,003		Centerpoint Energy, Inc	228,363
7,406		Constellation Energy Group, Inc	653,728
6,608	*	Covanta Holding Corp	181,720
3,080	e	DPL, Inc	78,971
2,263	e*	Dynegy, Inc (Class A)	17,855
15,866		Exelon Corp	1,289,430
7,704	*	Mirant Corp	280,349
10,201	e*	NRG Energy, Inc	397,737
15,153		PPL Corp	695,826
3,050		Questar Corp	172,508
7,557		Republic Services, Inc	220,967
1,332		Sierra Pacific Resources	16,823
4,795	*	Stericycle, Inc	246,943
26,022		Williams Cos, Inc	858,206
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	6,374,480

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 10.32%
12,192	e*	Advanced Micro Devices, Inc	71,811
16,880		Altera Corp	311,098

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,695		Ametek, Inc	$250,067
9,445		Amphenol Corp (Class A)	351,826
15,859		Analog Devices, Inc	468,158
45,407	*	Apple Computer, Inc	6,515,905
4,470	*	Avnet, Inc	146,303
853	e	AVX Corp	10,927
24,643	*	Broadcom Corp (Class A)	474,871
4,386	e*	Ciena Corp	135,220
318,769	*	Cisco Systems, Inc	7,679,145
2,935		Cooper Industries Ltd (Class A)	117,840
1,387	e*	Cree, Inc	38,781
8,653	e*	Cypress Semiconductor Corp	204,297
1,954	*	Dolby Laboratories, Inc (Class A)	70,852
856		Eaton Corp	68,198
2,437	e*	EchoStar Corp (Class A)	71,989
2,154	*	Energizer Holdings, Inc	194,894
2,103	*	Fairchild Semiconductor International, Inc	25,068
1,854	*	First Solar, Inc	428,534
3,251		Harman International Industries, Inc	141,549
7,082		Harris Corp	343,689
35,040		Honeywell International, Inc	1,976,957
3,138	*	Integrated Device Technology, Inc	28,022
305,055		Intel Corp	6,461,065
681	*	International Rectifier Corp	14,642
3,490		Intersil Corp (Class A)	89,588
1,768	e*	Jarden Corp	38,436
5,717	e*	JDS Uniphase Corp	76,551
2,170		L-3 Communications Holdings, Inc	237,268
1,479		Lincoln Electric Holdings, Inc	95,381
11,833	e	Linear Technology Corp	363,155
21,689	e*	LSI Logic Corp	107,361
24,113	*	Marvell Technology Group Ltd	262,349
11,835	*	MEMC Electronic Materials, Inc	839,102
9,801	e	Microchip Technology, Inc	320,787
11,729	*	Micron Technology, Inc	70,022
3,814	e	Molex, Inc	88,332
13,089		National Semiconductor Corp	239,790
18,065	*	NetApp, Inc	362,203
3,974	*	Novellus Systems, Inc	83,653
28,061	*	Nvidia Corp	555,327
6,867	*	QLogic Corp	105,408
87,168		Qualcomm, Inc	3,573,888
4,717		RadioShack Corp	76,651
4,383	e*	Rambus, Inc	102,168
10,884	*	Sanmina-SCI Corp	17,632
3,086	*	Silicon Laboratories, Inc	97,332
79,699	e*	Sirius Satellite Radio, Inc	227,939
1,289	e*	Sunpower Corp (Class A)	96,043
69,469	*	Texas Instruments, Inc	1,963,889
3,295	*	Thomas & Betts Corp	119,839
4,091	*	Varian Semiconductor Equipment Associates, Inc	115,162
1,246	*	Vishay Intertechnology, Inc	11,289
2,889	e	Whirlpool Corp	250,707

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
15,858	e	Xilinx, Inc	$376,628
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	37,565,588

ENGINEERING AND MANAGEMENT SERVICES - 1.43%
7,072	e*	Amylin Pharmaceuticals, Inc	206,573
22,386	*	Celgene Corp	1,372,038
1,861		Corporate Executive Board Co	75,333
4,616		Fluor Corp	651,595
1,180	e*	Genpact Ltd	14,455
2,725	*	Gen-Probe, Inc	131,345
2,901	*	Hewitt Associates, Inc (Class A)	115,373
6,221	*	Jacobs Engineering Group, Inc	457,803
11,588	*	McDermott International, Inc	635,254
11,374	e	Moody's Corp	396,156
17,750		Paychex, Inc	608,115
7,594		Quest Diagnostics, Inc	343,780
3,881	*	Shaw Group, Inc	182,950
827	*	URS Corp	27,035
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	5,217,805

FABRICATED METAL PRODUCTS - 0.43%
1,441	e*	Alliant Techsystems, Inc	149,187
5,453		Ball Corp	250,511
8,777	*	Crown Holdings, Inc	220,829
18,327		Illinois Tool Works, Inc	883,911
1,471	e	Stanley Works	70,049
		TOTAL FABRICATED METAL PRODUCTS	1,574,487

FOOD AND KINDRED PRODUCTS - 4.10%
23,656	*	Anheuser-Busch Cos, Inc	1,122,477
7,095		Campbell Soup Co	240,875
80,045		Coca-Cola Co	4,872,339
1,377		General Mills, Inc	82,455
9,325		H.J. Heinz Co	437,995
3,502	e*	Hansen Natural Corp	123,621
6,022	e	Hershey Co	226,849
8,458		Kellogg Co	444,552
4,528		McCormick & Co, Inc	167,400
1,843		Pepsi Bottling Group, Inc	62,496
85,524	*	PepsiCo, Inc	6,174,833
19,878		Sara Lee Corp	277,894
11,006		Wrigley (Wm.) Jr Co	691,617
		TOTAL FOOD AND KINDRED PRODUCTS	14,925,403

FOOD STORES - 0.24%
22,649		Kroger Co	575,285
1,390	e*	Panera Bread Co (Class A)	58,227
7,257	e	Whole Foods Market, Inc	239,263
		TOTAL FOOD STORES	872,775

FORESTRY - 0.00%**
248		Rayonier, Inc	10,773
		TOTAL FORESTRY	10,773

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
FURNITURE AND FIXTURES - 0.26%
771	*	Hillenbrand Industries, Inc	$36,854
2,235	e	HNI Corp	60,099
24,518		Johnson Controls, Inc	828,708
958		Masco Corp	18,997
		TOTAL FURNITURE AND FIXTURES	944,658

FURNITURE AND HOMEFURNISHINGS STORES - 0.28%
13,888	e*	Bed Bath & Beyond, Inc	409,696
4,291	e	Circuit City Stores, Inc	17,078
8,443	*	GameStop Corp (Class A)	436,588
2,971	e	Steelcase, Inc (Class A)	32,859
4,491	e	Williams-Sonoma, Inc	108,862
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,005,083

GENERAL BUILDING CONTRACTORS - 0.04%
626		Centex Corp	15,155
83	e*	NVR, Inc	49,593
4,843	e	Pulte Homes, Inc	70,466
		TOTAL GENERAL BUILDING CONTRACTORS	135,214

GENERAL MERCHANDISE STORES - 2.67%
5,330	e*	Big Lots, Inc	118,859
16,041		Costco Wholesale Corp	1,042,184
7,228		Family Dollar Stores, Inc	140,946
11,683		JC Penney Co, Inc	440,566
6,873	e*	Saks, Inc	85,706
44,653		Target Corp	2,263,014
22,476		TJX Cos, Inc	743,281
92,921		Wal-Mart Stores, Inc	4,895,078
		TOTAL GENERAL MERCHANDISE STORES	9,729,634

HEALTH SERVICES - 1.69%
3,915		AmerisourceBergen Corp	160,437
381	e	Brookdale Senior Living, Inc	9,106
15,142		Cigna Corp	614,311
342	e*	Community Health Systems, Inc	11,481
3,420	*	Covance, Inc	283,757
7,618	*	Coventry Health Care, Inc	307,386
5,354	*	DaVita, Inc	255,707
2,982	e*	Edwards Lifesciences Corp	132,848
11,536	*	Express Scripts, Inc	741,996
5,827	e*	Laboratory Corp of America Holdings	429,333
3,851	e*	Lincare Holdings, Inc	108,252
14,251		McKesson Corp	746,325
27,601	*	Medco Health Solutions, Inc	1,208,648
1,156	e	Omnicare, Inc	20,993
2,589	*	Pediatrix Medical Group, Inc	174,499
5,262		Pharmaceutical Product Development, Inc	220,478
20,312	e*	Tenet Healthcare Corp	114,966
640		Universal Health Services, Inc (Class B)	34,362
12,687	*	WellPoint, Inc	559,877
		TOTAL HEALTH SERVICES	6,134,762

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.12%
7,394	*	Foster Wheeler Ltd	$418,648
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	418,648

HOLDING AND OTHER INVESTMENT OFFICES - 1.28%
1,913	*	Affiliated Managers Group, Inc	173,586
225	e	Apartment Investment & Management Co (Class A)	8,057
5,357		Duke Realty Corp	122,193
631	e	Essex Property Trust, Inc	71,921
1,594	e	Federal Realty Investment Trust	124,252
6,210		General Growth Properties, Inc	237,036
732		Health Care REIT, Inc	33,035
24,683		iShares Russell 1000 Growth Index Fund	1,343,743
1,630	e	Kilroy Realty Corp	80,049
3,765		Macerich Co	264,567
568		Plum Creek Timber Co, Inc	23,118
11,639		Prologis	685,072
424		Public Storage, Inc	37,575
6,249		Simon Property Group, Inc	580,595
1,683		Taubman Centers, Inc	87,684
7,246	e	UDR, Inc	177,672
6,996		Ventas, Inc	314,190
3,145		WABCO Holdings, Inc	143,475
4,077	e	Weingarten Realty Investors	140,412
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,648,232

HOTELS AND OTHER LODGING PLACES - 0.64%
3,409	e	Boyd Gaming Corp	68,180
1,673		Choice Hotels International, Inc	57,066
5,370	e*	Las Vegas Sands Corp	395,447
15,656		Marriott International, Inc (Class A)	537,940
6,164	*	MGM Mirage	362,258
1,941	e	Orient-Express Hotels Ltd (Class A)	83,774
9,778		Starwood Hotels & Resorts Worldwide, Inc	506,012
592		Wyndham Worldwide Corp	12,243
2,932		Wynn Resorts Ltd	295,076
		TOTAL HOTELS AND OTHER LODGING PLACES	2,317,996

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.25%
3,080	*	AGCO Corp	184,430
72,641		Applied Materials, Inc	1,417,226
1,590	e	Black & Decker Corp	105,099
21,160	*	Brocade Communications Systems, Inc	154,468
1,159	e	Carlisle Cos, Inc	38,757
33,412		Caterpillar, Inc	2,615,825
10,948		Cummins, Inc	512,585
1,449		Deere & Co	116,558
118,647	*	Dell, Inc	2,363,448
3,664		Diebold, Inc	137,583
4,195		Donaldson Co, Inc	168,975
3,457		Dover Corp	144,433
4,353	*	Dresser-Rand Group, Inc	133,855
109,820	*	EMC Corp	1,574,819
2,693		Flowserve Corp	281,095
6,908	*	FMC Technologies, Inc	392,996

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
59,534	d*	General Electric Co	$2,203,353
3,375	e	Graco, Inc	122,378
6,554	*	Grant Prideco, Inc	322,588
129,451	*	Hewlett-Packard Co	5,910,733
4,061		IDEX Corp	124,632
777		Ingersoll-Rand Co Ltd (Class A)	34,639
57,092	*	International Business Machines Corp	6,573,575
16,379		International Game Technology	658,600
1,242		ITT Industries, Inc	64,348
5,714		Jabil Circuit, Inc	54,054
5,623		Joy Global, Inc	366,395
2,276		Kennametal, Inc	66,983
6,480	*	Lam Research Corp	247,666
327		Lennox International, Inc	11,762
2,587	*	Lexmark International, Inc (Class A)	79,473
6,521		Manitowoc Co, Inc	266,057
5,913		Pall Corp	207,369
810	*	Riverbed Technology, Inc	12,037
7,731		Rockwell Automation, Inc	443,914
7,271	e*	SanDisk Corp	164,106
3,317	e*	Scientific Games Corp (Class A)	70,022
10,379		Seagate Technology, Inc	217,336
975	*	Teradata Corp	21,509
5,497	*	Terex Corp	343,563
2,078	e	Toro Co	86,008
9,434		Trane, Inc	433,021
6,565	*	Varian Medical Systems, Inc	307,505
2,991	*	VeriFone Holdings, Inc	47,467
3,350	*	Western Digital Corp	90,584
3,323	*	Zebra Technologies Corp (Class A)	110,722
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	30,004,551

INSTRUMENTS AND RELATED PRODUCTS - 6.09%
2,812	e*	Advanced Medical Optics, Inc	57,084
19,433	*	Agilent Technologies, Inc	579,686
16,071		Allergan, Inc	906,244
1,418		Applera Corp (Applied Biosystems Group)	46,595
5,509		Bard (C.R.), Inc	531,068
34,033		Baxter International, Inc	1,967,788
2,550		Beckman Coulter, Inc	164,603
12,904		Becton Dickinson & Co	1,107,808
802	e	Cooper Cos, Inc	27,613
12,767		Danaher Corp	970,675
7,813		Dentsply International, Inc	301,582
93		DRS Technologies, Inc	5,420
34,363		Emerson Electric Co	1,768,320
5,983	e	Garmin Ltd	323,142
1,980	*	Intuitive Surgical, Inc	642,213
56,806		Johnson & Johnson	3,685,005
9,351	e	Kla-Tencor Corp	346,922
60,256		Medtronic, Inc	2,914,583
1,965	*	Mettler-Toledo International, Inc	190,841
2,825	e*	Millipore Corp	190,433
3,007		National Instruments Corp	78,603

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,238		PerkinElmer, Inc	$30,022
9,555		Pitney Bowes, Inc	334,616
4,040	e*	Resmed, Inc	170,407
8,810		Rockwell Collins, Inc	503,492
4,535	e	Roper Industries, Inc	269,560
17,830	*	St. Jude Medical, Inc	770,078
15,755		Stryker Corp	1,024,863
2,051	*	Techne Corp	138,155
3,975	*	Teradyne, Inc	49,370
10,989	*	Thermo Electron Corp	624,615
6,273	e*	Trimble Navigation Ltd	179,345
5,339	*	Waters Corp	297,382
12,502	*	Zimmer Holdings, Inc	973,406
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	22,171,539

INSURANCE AGENTS, BROKERS AND SERVICE - 0.03%
5,628	e	Brown & Brown, Inc	97,815
830	e	Gallagher (Arthur J.) & Co	19,605
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	117,420

INSURANCE CARRIERS - 1.81%
1,142		ACE Ltd	62,879
21,765		Aetna, Inc	916,089
23,482		Aflac, Inc	1,525,156
8,267		American International Group, Inc	357,548
164	e	CNA Financial Corp	4,230
395	e	Erie Indemnity Co (Class A)	20,220
107		Hanover Insurance Group, Inc	4,402
2,594		HCC Insurance Holdings, Inc	58,858
5,889	*	Health Net, Inc	181,381
8,715	*	Humana, Inc	390,955
650	e	PartnerRe Ltd	49,595
2,206	*	Philadelphia Consolidated Holding Co	71,033
777		Principal Financial Group	43,294
5,770		Prudential Financial, Inc	451,503
465		Transatlantic Holdings, Inc	30,853
65,317		UnitedHealth Group, Inc	2,244,292
2,446		W.R. Berkley Corp	67,730
2,357	*	WellCare Health Plans, Inc	91,805
983		XL Capital Ltd (Class A)	29,048
		TOTAL INSURANCE CARRIERS	6,600,871

LEATHER AND LEATHER PRODUCTS - 0.17%
18,265	*	Coach, Inc	550,690
4,325	e*	CROCS, Inc	75,558
		TOTAL LEATHER AND LEATHER PRODUCTS	626,248

METAL MINING - 0.79%
2,371	e	Cleveland-Cliffs, Inc	284,093
2,242		Foundation Coal Holdings, Inc	112,840
16,524		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,589,939
9,310		Newmont Mining Corp	421,743
1,608	e*	Patriot Coal Corp	75,528

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,830	e	Southern Copper Corp	$397,669
		TOTAL METAL MINING	2,881,812

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.07%
2,800		Hasbro, Inc	78,120
8,578		Mattel, Inc	170,702
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	248,822

MISCELLANEOUS RETAIL - 2.03%
15,905	*	Amazon.com, Inc	1,134,027
443	e	Barnes & Noble, Inc	13,578
17,981		Best Buy Co, Inc	745,492
3,890	e*	Coldwater Creek, Inc	19,645
41,328		CVS Corp	1,674,197
4,243	e*	Dick's Sporting Goods, Inc	113,628
4,907	*	Dollar Tree, Inc	135,384
2,180		MSC Industrial Direct Co (Class A)	92,105
2,083	e*	Nutri/System, Inc	31,391
15,072	*	Office Depot, Inc	166,546
1,729		OfficeMax, Inc	33,093
6,310		Petsmart, Inc	128,976
37,363		Staples, Inc	826,096
6,965		Tiffany & Co	291,416
52,231		Walgreen Co	1,989,479
		TOTAL MISCELLANEOUS RETAIL	7,395,053

MOTION PICTURES - 0.94%
7,643	*	Discovery Holding Co (Class A)	162,184
2,703	*	DreamWorks Animation SKG, Inc (Class A)	69,683
78,917		News Corp (Class A)	1,479,694
3,094	e	Regal Entertainment Group (Class A)	59,683
28,144		Time Warner, Inc	394,579
31,719	*	Viacom, Inc (Class B)	1,256,707
		TOTAL MOTION PICTURES	3,422,530

NONDEPOSITORY INSTITUTIONS - 1.08%
54,045	*	American Express Co	2,362,847
1,015	e*	AmeriCredit Corp	10,221
4,226	e	CapitalSource, Inc	40,865
1,244		Discover Financial Services	20,364
4,207	e	First Marblehead Corp	31,384
13,653		Freddie Mac	345,694
2,740	e	GLG Partners, Inc	32,524
24,504	e	SLM Corp	376,136
13,097		Textron, Inc	725,836
		TOTAL NONDEPOSITORY INSTITUTIONS	3,945,871

NONMETALLIC MINERALS, EXCEPT FUELS - 0.10%
5,477	e	Vulcan Materials Co	363,673
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	363,673

OIL AND GAS EXTRACTION - 6.10%
16,760		Baker Hughes, Inc	1,148,060
15,440		BJ Services Co	440,194
11,315	*	Cameron International Corp	471,157

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,325	e*	Cheniere Energy, Inc	$46,035
14,857	e	Chesapeake Energy Corp	685,651
1,537	*	CNX Gas Corp	49,614
620	*	Continental Resources, Inc	19,772
12,889	*	Denbury Resources, Inc	367,981
3,559	e	Diamond Offshore Drilling, Inc	414,268
7,218		ENSCO International, Inc	451,991
4,788		Equitable Resources, Inc	282,013
4,983	*	Global Industries Ltd	80,176
47,789		Halliburton Co	1,879,541
3,798	e*	Helix Energy Solutions Group, Inc	119,637
13,048	*	Nabors Industries Ltd	440,631
18,519	*	National Oilwell Varco, Inc	1,081,139
14,212		Noble Corp	705,910
2,805	*	Oceaneering International, Inc	176,715
6,509	*	Pride International, Inc	227,490
5,326	e*	Quicksilver Resources, Inc	194,559
7,681		Range Resources Corp	487,359
4,131		Rowan Cos, Inc	170,115
61,874	*	Schlumberger Ltd	5,383,038
10,662		Smith International, Inc	684,820
17,954	*	Southwestern Energy Co	604,870
4,175	*	Superior Energy Services	165,414
3,919	e*	Tetra Technologies, Inc	62,077
1,824	e	Tidewater, Inc	100,521
16,181		Transocean, Inc	2,187,671
1,845	*	Unit Corp	104,519
846	e	W&T Offshore, Inc	28,857
17,731	*	Weatherford International Ltd	1,284,966
26,785		XTO Energy, Inc	1,656,920
		TOTAL OIL AND GAS EXTRACTION	22,203,681

PAPER AND ALLIED PRODUCTS - 0.23%
10,830	*	Domtar Corporation	73,969
10,126		Kimberly-Clark Corp	653,633
4,831	e	Packaging Corp of America	107,876
		TOTAL PAPER AND ALLIED PRODUCTS	835,478

PERSONAL SERVICES - 0.16%
5,126		Cintas Corp	146,296
17,138		H&R Block, Inc	355,785
2,061	e	Weight Watchers International, Inc	95,486
		TOTAL PERSONAL SERVICES	597,567

PETROLEUM AND COAL PRODUCTS - 1.95%
4,882		Cabot Oil & Gas Corp	248,201
57,314		Exxon Mobil Corp	4,847,618
3,057	e	Frontier Oil Corp	83,334
2,334		Holly Corp	101,319
1,435		Noble Energy, Inc	104,468
630	e*	SandRidge Energy, Inc	24,665
6,342		Sunoco, Inc	332,765
7,031	e	Tesoro Corp	210,930
22,788		Valero Energy Corp	1,119,119

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
585	e	Western Refining, Inc	$7,880
		TOTAL PETROLEUM AND COAL PRODUCTS	7,080,299

PRIMARY METAL INDUSTRIES - 1.15%
5,684	e	AK Steel Holding Corp	309,323
5,350		Allegheny Technologies, Inc	381,776
1,479		Carpenter Technology Corp	82,780
3,183	e*	CommScope, Inc	110,864
82,231		Corning, Inc	1,976,833
2,618	*	General Cable Corp	154,645
1,186		Hubbell, Inc (Class B)	51,816
3,594		Nucor Corp	243,458
7,165		Precision Castparts Corp	731,403
3,264	e	Steel Dynamics, Inc	107,843
3,284	e	Titanium Metals Corp	49,424
		TOTAL PRIMARY METAL INDUSTRIES	4,200,165

PRINTING AND PUBLISHING - 0.32%
3,163		Dun & Bradstreet Corp	257,405
1,492	e	Harte-Hanks, Inc	20,396
2,672	e	John Wiley & Sons, Inc (Class A)	106,078
16,841		McGraw-Hill Cos, Inc	622,275
2,612		Meredith Corp	99,909
560	*	MSCI, Inc	16,660
1,461	e	New York Times Co (Class A)	27,584
		TOTAL PRINTING AND PUBLISHING	1,150,307

RAILROAD TRANSPORTATION - 0.98%
17,553		Burlington Northern Santa Fe Corp	1,618,738
3,823		CSX Corp	214,356
2,260	e*	Kansas City Southern Industries, Inc	90,649
10,257		Norfolk Southern Corp	557,160
8,631		Union Pacific Corp	1,082,155
		TOTAL RAILROAD TRANSPORTATION	3,563,058

REAL ESTATE - 0.19%
9,064	e*	CB Richard Ellis Group, Inc (Class A)	196,145
3,551	e	Forest City Enterprises, Inc (Class A)	130,677
1,812	e	Jones Lang LaSalle, Inc	140,140
4,817	e	St. Joe Co	206,794
		TOTAL REAL ESTATE	673,756

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.49%
12,623	*	Goodyear Tire & Rubber Co	325,673
7,859		Newell Rubbermaid, Inc	179,735
18,500		Nike, Inc (Class B)	1,258,000
937		Sealed Air Corp	23,659
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,787,067

SECURITY AND COMMODITY BROKERS - 2.86%
1,918	e	BlackRock, Inc	391,617
7,404		Broadridge Financial Solutions, Inc	130,310
48,575		Charles Schwab Corp	914,667
2,868		CME Group, Inc	1,345,379

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
6,308	*	Corrections Corp of America	$173,596
10,986	e*	E*Trade Financial Corp	42,406
5,194		Eaton Vance Corp	158,469
4,590		Federated Investors, Inc (Class B)	179,744
8,607		Franklin Resources, Inc	834,793
9,310		Goldman Sachs Group, Inc	1,539,781
3,706	*	IntercontinentalExchange, Inc	483,633
17,279		Invesco Ltd	420,916
2,395	*	Investment Technology Group, Inc	110,601
6,963		Janus Capital Group, Inc	162,029
2,880		Lazard Ltd (Class A)	110,016
2,688		Legg Mason, Inc	150,474
12,567		Merrill Lynch & Co, Inc	511,980
2,858	*	MF Global Ltd	28,323
3,108		Morgan Stanley	142,036
5,770	*	Nasdaq Stock Market, Inc	223,068
4,706	e	Nymex Holdings, Inc	426,505
13,780		NYSE Euronext	850,364
6,774		SEI Investments Co	167,250
13,712		T Rowe Price Group, Inc	685,600
12,909	*	TD Ameritrade Holding Corp	213,128
		TOTAL SECURITY AND COMMODITY BROKERS	10,396,685

SPECIAL TRADE CONTRACTORS - 0.06%
8,827	e*	Quanta Services, Inc	204,522
		TOTAL SPECIAL TRADE CONTRACTORS	204,522

STONE, CLAY, AND GLASS PRODUCTS - 0.95%
35,348		3M Co	2,797,794
2,432	e	Eagle Materials, Inc	86,458
7,747	e	Gentex Corp	132,861
7,444	*	Owens-Illinois, Inc	420,065
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	3,437,178

TOBACCO PRODUCTS - 1.39%
63,049		Altria Group, Inc	1,399,688
3,424		Loews Corp (Carolina Group)	248,411
62,719	*	Philip Morris International, Inc	3,172,327
4,288	e	UST, Inc	233,782
		TOTAL TOBACCO PRODUCTS	5,054,208

TRANSPORTATION BY AIR - 0.52%
12,903	e*	AMR Corp	116,385
5,091	e*	Continental Airlines, Inc (Class B)	97,900
1,220	e	Copa Holdings S.A. (Class A)	46,494
15,167	e*	Delta Air Lines, Inc	130,436
13,480		FedEx Corp	1,249,192
8,831	*	Northwest Airlines Corp	79,391
8,182	e	Southwest Airlines Co	101,457
3,646	e	UAL Corp	78,498
		TOTAL TRANSPORTATION BY AIR	1,899,753

TRANSPORTATION EQUIPMENT - 3.02%
2,504		Autoliv, Inc	125,701

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,970	*	BE Aerospace, Inc	$173,702
41,216		Boeing Co	3,065,234
2,918		General Dynamics Corp	243,274
6,536		Goodrich Corp	375,885
12,450	e	Harley-Davidson, Inc	466,875
4,418		Harsco Corp	244,669
18,398		Lockheed Martin Corp	1,826,921
1,281		Northrop Grumman Corp	99,675
3,954	e	Oshkosh Truck Corp	143,451
19,297		Paccar, Inc	868,365
6,772	*	Pactiv Corp	177,494
12,052		Raytheon Co	778,680
2,852	*	Spirit Aerosystems Holdings, Inc (Class A)	63,257
1,524	e	Thor Industries, Inc	45,369
3,659	e	Trinity Industries, Inc	97,512
31,731		United Technologies Corp	2,183,727
		TOTAL TRANSPORTATION EQUIPMENT	10,979,791

TRANSPORTATION SERVICES - 0.31%
8,920		CH Robinson Worldwide, Inc	485,248
11,089		Expeditors International Washington, Inc	501,001
1,000		GATX Corp	39,070
5,508		UTI Worldwide, Inc	110,601
		TOTAL TRANSPORTATION SERVICES	1,135,920

TRUCKING AND WAREHOUSING - 0.81%
1,801	e	Con-way, Inc	89,113
4,407		J.B. Hunt Transport Services, Inc	138,512
2,889		Landstar System, Inc	150,690
35,248		United Parcel Service, Inc (Class B)	2,573,809
		TOTAL TRUCKING AND WAREHOUSING	2,952,124

WATER TRANSPORTATION - 0.18%
9,519		Carnival Corp	385,329
2,641	e	Frontline Ltd	121,539
2,689	*	Kirby Corp	153,273
		TOTAL WATER TRANSPORTATION	660,141

WHOLESALE TRADE-DURABLE GOODS - 0.29%
3,669	*	Arrow Electronics, Inc	123,462
1,326		BorgWarner, Inc	57,058
2,189	e	Martin Marietta Materials, Inc	232,406
7,149	e*	Patterson Cos, Inc	259,509
2,947	e	Pool Corp	55,669
513		Reliance Steel & Aluminum Co	30,708
2,796		W.W. Grainger, Inc	213,586
2,343	e*	WESCO International, Inc	85,496
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,057,894

WHOLESALE TRADE-NONDURABLE GOODS - 0.83%
3,715		Airgas, Inc	168,921
2,168	e*	Bare Escentuals, Inc	50,775
2,923	e	Brown-Forman Corp (Class B)	193,561
19,223		Cardinal Health, Inc	1,009,400

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
341		Dean Foods Co	$6,851
6,905	*	Endo Pharmaceuticals Holdings, Inc	165,306
4,786	*	Henry Schein, Inc	274,716
2,486		Herbalife Ltd	118,085
32,604		Sysco Corp	946,168
1,832	e*	Tractor Supply Co	72,384
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,006,167

		TOTAL COMMON STOCKS
		(Cost $360,163,836)	361,206,199

PRINCIPAL		ISSUER
SHORT TERM INVESTMENTS - 7.76%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.27%
$ 980,000		Federal Home Loan Bank (FHLB), 04/01/08	980,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.49%
27,268,475		State Street Navigator Securities Lending Prime Portfolio	27,268,475

		TOTAL SHORT TERM INVESTMENTS
		(Cost $28,248,475)	28,248,475

		TOTAL PORTFOLIO - 107.02%
		(Cost $388,412,311)	389,454,674
		OTHER ASSETS & LIABILITIES, NET - (7.02)%	(25,540,230)

		NET ASSETS - 100.00%	$363,914,444

		ABBREVIATION:
		ADR - American Depositary Receipt

	*	Non-income producing
	**	Percentage less than 0.01%
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts in the amount of $136,937.
	e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.48%

AMUSEMENT AND RECREATION SERVICES - 0.56%
2,253	e	International Speedway Corp (Class A)	$92,824
74,135	e*	Walt Disney Co	2,326,356
1,870	e	Warner Music Group Corp	9,313
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,428,493

APPAREL AND ACCESSORY STORES - 0.20%
954	e*	AnnTaylor Stores Corp	23,068
9,903	e	Foot Locker, Inc	116,558
37,458	e	Gap, Inc	737,173
		TOTAL APPAREL AND ACCESSORY STORES	876,799

APPAREL AND OTHER TEXTILE PRODUCTS - 0.16%
6,820		Jones Apparel Group, Inc	91,524
7,164	e	Liz Claiborne, Inc	130,027
5,976		VF Corp	463,200
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	684,751

AUTO REPAIR, SERVICES AND PARKING - 0.08%
8,252	e*	Hertz Global Holdings, Inc	99,519
3,882	e	Ryder System, Inc	236,453
		TOTAL AUTO REPAIR, SERVICES AND PARKING	335,972

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.05%
9,733	e*	Autonation, Inc	145,703
700	e*	Copart, Inc	27,132
3,394	e	Penske Auto Group, Inc	66,047
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	238,882

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.30%
47,410	e	Home Depot, Inc	1,326,058
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,326,058

BUSINESS SERVICES - 1.11%
3,501	e*	Affiliated Computer Services, Inc (Class A)	175,435
5,173	e*	Avis Budget Group, Inc	54,937
9,744	e	CA, Inc	219,240
14,189	*	Cadence Design Systems, Inc	151,539
11,119	e*	Computer Sciences Corp	453,544
3,197	e*	Compuware Corp	23,466
9,455	*	Convergys Corp	142,392
14,396		Electronic Data Systems Corp	239,693
12,433	*	Expedia, Inc	272,158
3,490	e	Fair Isaac Corp	75,105
1,693	e	Fidelity National Information Services, Inc	64,571
1,434	*	Getty Images, Inc	45,888
1,182		IMS Health, Inc	24,834

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
12,355	e*	Interpublic Group of Cos, Inc	$103,906
9,613	e*	Juniper Networks, Inc	240,325
500	e*	Kinetic Concepts, Inc	23,115
10,059	e*	NCR Corp	229,647
19,703	e*	Novell, Inc	123,932
39,303	e*	Sun Microsystems, Inc	610,376
48,314	*	Symantec Corp	802,979
23,891	*	Unisys Corp	105,837
5,556	e*	United Rentals, Inc	104,675
400	e*	VMware, Inc (Class A)	17,128
15,112		Waste Management, Inc	507,159
		TOTAL BUSINESS SERVICES	4,811,881

CHEMICALS AND ALLIED PRODUCTS - 8.16%
7,714	e	Air Products & Chemicals, Inc	709,688
4,953		Alberto-Culver Co	135,762
20,698	*	Amgen, Inc	864,762
1,008		Avery Dennison Corp	49,644
2,514	*	Avon Products, Inc	99,404
15,735	*	Biogen Idec, Inc	970,692
1,012	e	Cabot Corp	28,336
3,140		Celanese Corp (Series A)	122,617
3,177	e*	Charles River Laboratories International, Inc	187,252
14,562	e	Chemtura Corp	106,885
400	e	Church & Dwight Co, Inc	21,696
1,024		Clorox Co	57,999
2,918		Colgate-Palmolive Co	227,341
2,765		Cytec Industries, Inc	148,895
63,865	e	Dow Chemical Co	2,353,425
52,322	e*	Du Pont (E.I.) de Nemours & Co	2,446,577
5,168	e	Eastman Chemical Co	322,742
33,816	*	Eli Lilly & Co	1,744,567
5,346		FMC Corp	296,650
5,796	e	Huntsman Corp	136,496
1,870	e	International Flavors & Fragrances, Inc	82,374
1,948	e*	Invitrogen Corp	166,496
16,095	*	King Pharmaceuticals, Inc	140,027
3,261		Lubrizol Corp	181,018
25,115		Merck & Co, Inc	953,114
9,376	e*	Millennium Pharmaceuticals, Inc	144,953
5,941	e*	Mosaic Co	609,547
471,666		Pfizer, Inc	9,871,969
10,946	*	PPG Industries, Inc	662,342
127,927	*	Procter & Gamble Co	8,963,845
4,318	e	Rohm & Haas Co	233,517
941	e	RPM International, Inc	19,705
2,502	e	Scotts Miracle-Gro Co (Class A)	81,115
6,162	e	Sigma-Aldrich Corp	367,563
5,837	e	Valspar Corp	115,806
3,105	e*	Watson Pharmaceuticals, Inc	91,039
1,412	e	Westlake Chemical Corp	18,427
42,661		Wyeth	1,781,523
		TOTAL CHEMICALS AND ALLIED PRODUCTS	35,515,810

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
COMMUNICATIONS - 7.00%
414,849		AT&T, Inc	$15,888,717
9,775	e*	Cablevision Systems Corp (Class A)	209,478
300	e*	Central European Media Enterprises Ltd (Class A)	25,569
7,215	e	CenturyTel, Inc	239,827
19,827	e	Citizens Communications Co	207,985
26,039	e	Clear Channel Communications, Inc	760,860
2,200	e*	Clearwire Corp (Class A)	32,582
76,709	e	Comcast Corp (Class A)	1,483,552
2,960	e*	Crown Castle International Corp	102,090
10,229		Embarq Corp	410,183
1,210	e	Hearst-Argyle Television, Inc	24,962
11,353	e*	IAC/InterActiveCorp	235,688
11,651	e*	Liberty Global, Inc (Class A)	397,066
8,622	e*	Liberty Media Corp - Capital (Series A)	135,710
34,488	*	Liberty Media Corp - Entertainment (Series A)	780,808
16,586	e*	Liberty Media Holding Corp (Interactive A)	267,698
105,214	e	Qwest Communications International, Inc	476,619
187,356	e	Sprint Nextel Corp	1,253,412
3,727		Telephone & Data Systems, Inc	146,359
4,813	e*	Time Warner Cable, Inc (Class A)	120,229
689	e*	US Cellular Corp	37,895
194,535		Verizon Communications, Inc	7,090,801
13,571	e	Windstream Corp	162,173
		TOTAL COMMUNICATIONS	30,490,263

DEPOSITORY INSTITUTIONS - 13.52%
8,580	e	Associated Banc-Corp	228,485
5,513	e	Astoria Financial Corp	149,733
5,335		Bancorpsouth, Inc	123,559
298,730	e	Bank of America Corp	11,324,854
2,062	e	Bank of Hawaii Corp	102,193
49,301		Bank of New York Mellon Corp	2,057,331
36,747	e	BB&T Corp	1,178,109
1,512		BOK Financial Corp	78,972
383	e	Capitol Federal Financial	14,355
350,155	e	Citigroup, Inc	7,500,320
2,755	e	City National Corp	136,262
11,311	e	Colonial Bancgroup, Inc	108,925
10,433	e	Comerica, Inc	365,990
4,967	e	Commerce Bancshares, Inc	208,763
3,988		Cullen/Frost Bankers, Inc	211,524
4,021	e	East West Bancorp, Inc	71,373
36,736	e	Fifth Third Bancorp	768,517
403		First Citizens Bancshares, Inc (Class A)	56,158
8,932	e	First Horizon National Corp	125,137
10,493	e	Fulton Financial Corp	128,959
22,051		Hudson City Bancorp, Inc	389,862
24,440	e	Huntington Bancshares, Inc	262,730
6,314	e	IndyMac Bancorp, Inc	31,317
229,934	e	JPMorgan Chase & Co	9,875,665
26,558	e	Keycorp	582,948
4,642	e	M&T Bank Corp	373,588
17,349	e	Marshall & Ilsley Corp	402,497

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
6,183	e*	Metavante Technologies, Inc	$123,598
38,350	e	National City Corp	381,583
21,870	e	New York Community Bancorp, Inc	398,471
2,426		Northern Trust Corp	161,256
7,975	e	People's United Financial, Inc	138,047
23,209	e	PNC Financial Services Group, Inc	1,521,814
18,558		Popular, Inc	216,386
47,053	e	Regions Financial Corp	929,297
28,363	e	Sovereign Bancorp, Inc	264,343
5,153	e	State Street Corp	407,087
23,763	e	SunTrust Banks, Inc	1,310,292
10,916	e	Synovus Financial Corp	120,731
8,760	e	TCF Financial Corp	156,979
6,429	e	TFS Financial Corp	77,341
3,448		UnionBanCal Corp	169,228
116,539	e	US Bancorp	3,771,202
8,008	e	Valley National Bancorp	153,834
133,252	e	Wachovia Corp	3,597,804
5,691	e	Washington Federal, Inc	129,982
58,995	e	Washington Mutual, Inc	607,649
3,216		Webster Financial Corp	89,630
227,641	e	Wells Fargo & Co	6,624,353
3,461	e	Western Union Co	73,615
4,531	e	Whitney Holding Corp	112,323
4,876		Wilmington Trust Corp	151,644
7,055	e	Zions Bancorporation	321,355
		TOTAL DEPOSITORY INSTITUTIONS	58,867,970

EATING AND DRINKING PLACES - 0.81%
63,318	e*	McDonald's Corp	3,531,245
		TOTAL EATING AND DRINKING PLACES	3,531,245

ELECTRIC, GAS, AND SANITARY SERVICES - 6.70%
5,101		AGL Resources, Inc	175,066
7,635	e	Alliant Energy Corp	267,301
16,463	e*	Allied Waste Industries, Inc	177,965
13,845	e	Ameren Corp	609,734
26,626		American Electric Power Co, Inc	1,108,440
7,831		Aqua America, Inc	147,066
5,603		Atmos Energy Corp	142,877
14,669	e	CMS Energy Corp	198,618
18,025	e	Consolidated Edison, Inc	715,593
2,863		Constellation Energy Group, Inc	252,717
38,820	e	Dominion Resources, Inc	1,585,409
3,640	e	DPL, Inc	93,330
11,057	e	DTE Energy Co	430,007
84,319		Duke Energy Corp	1,505,094
18,072	e*	Dynegy, Inc (Class A)	142,588
21,742		Edison International	1,065,793
46,538	e	El Paso Corp	774,392
4,898		Energen Corp	305,145
10,857	e	Energy East Corp	261,871
13,142		Entergy Corp	1,433,529
24,835	e	Exelon Corp	2,018,340

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
20,563		FirstEnergy Corp	$1,411,033
27,452	*	FPL Group, Inc	1,722,338
6,005	e	Great Plains Energy, Inc	148,023
5,733	e	Hawaiian Electric Industries, Inc	136,847
5,346	e	Integrys Energy Group, Inc	249,337
11,475		MDU Resources Group, Inc	281,711
4,410	e*	Mirant Corp	160,480
5,501	e	National Fuel Gas Co	259,702
18,429	e	NiSource, Inc	317,716
10,262		Northeast Utilities	251,829
3,145	e*	NRG Energy, Inc	122,624
7,242	e	NSTAR	220,374
6,114	e	OGE Energy Corp	190,573
6,860		Oneok, Inc	306,162
12,827		Pepco Holdings, Inc	317,083
23,478	e	PG&E Corp	864,460
6,364	e	Pinnacle West Capital Corp	223,249
6,389	e	PPL Corp	293,383
17,189	e	Progress Energy, Inc	716,781
33,798		Public Service Enterprise Group, Inc	1,358,342
8,366		Puget Energy, Inc	216,428
7,514	e	Questar Corp	424,992
22,635	e*	Reliant Energy, Inc	535,318
1,372	e	Republic Services, Inc	40,117
7,911	e	SCANA Corp	289,384
17,618		Sempra Energy	938,687
12,309	e	Sierra Pacific Resources	155,463
50,688	e	Southern Co	1,805,000
7,141	e	Southern Union Co	166,171
13,223	e	TECO Energy, Inc	210,907
7,271		UGI Corp	181,193
5,005	e	Vectren Corp	134,284
6,069		Williams Cos, Inc	200,156
7,837	e	Wisconsin Energy Corp	344,750
27,392	e	Xcel Energy, Inc	546,470
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	29,152,242

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.59%
7,577	e*	ADC Telecommunications, Inc	91,530
25,437	e*	Advanced Micro Devices, Inc	149,824
33,107	*	Atmel Corp	115,212
3,794	e*	Avnet, Inc	124,178
1,413	e	AVX Corp	18,101
8,347	e	Cooper Industries Ltd (Class A)	335,132
4,341	e*	Cree, Inc	121,374
8,634		Eaton Corp	687,871
1,027	e*	Energizer Holdings, Inc	92,923
3,767	*	Fairchild Semiconductor International, Inc	44,903
7,485		Honeywell International, Inc	422,304
9,505	*	Integrated Device Technology, Inc	84,880
3,987	*	International Rectifier Corp	85,721
3,501	e	Intersil Corp (Class A)	89,871
2,442	e*	Jarden Corp	53,089
6,720	e*	JDS Uniphase Corp	89,981

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,451		L-3 Communications Holdings, Inc	$596,012
839	e	Lincoln Electric Holdings, Inc	54,107
20,561	e*	LSI Logic Corp	101,777
34,729	e*	Micron Technology, Inc	207,332
3,281	e	Molex, Inc	75,988
154,284	*	Motorola, Inc	1,434,841
3,435	e*	Novellus Systems, Inc	72,307
1,600	e*	QLogic Corp	24,560
2,258		RadioShack Corp	36,693
2,066	e*	Rambus, Inc	48,158
31,205	*	Sanmina-SCI Corp	50,552
2,626		Teleflex, Inc	125,286
29,170	e*	Tellabs, Inc	158,977
33,028		Tyco Electronics Ltd	1,133,521
9,107	*	Vishay Intertechnology, Inc	82,509
1,435	e	Whirlpool Corp	124,529
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	6,934,043

ENGINEERING AND MANAGEMENT SERVICES - 0.14%
2,589	e*	Hewitt Associates, Inc (Class A)	102,965
11,345	e	KBR, Inc	314,597
1,000	e	Quest Diagnostics, Inc	45,270
450	e*	Shaw Group, Inc	21,213
4,106	e*	URS Corp	134,225
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	618,270

FABRICATED METAL PRODUCTS - 0.50%
459	e*	Alliant Techsystems, Inc	47,520
8,002		Commercial Metals Co	239,820
3,097		Crane Co	124,964
8,450	e	Illinois Tool Works, Inc	407,544
11,478	e	Parker Hannifin Corp	795,081
6,286	e	Pentair, Inc	200,523
3,924		Snap-On, Inc	199,535
3,567	e	Stanley Works	169,861
		TOTAL FABRICATED METAL PRODUCTS	2,184,848

FOOD AND KINDRED PRODUCTS - 3.88%
18,006	*	Anheuser-Busch Cos, Inc	854,385
43,905	*	Archer Daniels Midland Co	1,807,130
8,022	e	Bunge Ltd	696,951
6,797	e	Campbell Soup Co	230,758
52,701		Coca-Cola Co	3,207,910
20,830	e	Coca-Cola Enterprises, Inc	504,086
33,187		ConAgra Foods, Inc	794,829
13,029	e*	Constellation Brands, Inc (Class A)	230,222
4,881		Corn Products International, Inc	181,280
14,254		Del Monte Foods Co	135,841
19,841		General Mills, Inc	1,188,079
9,884		H.J. Heinz Co	464,251
3,375	e	Hershey Co	127,136
5,139	e	Hormel Foods Corp	214,091
3,847		J.M. Smucker Co	194,697
5,181		Kellogg Co	272,313

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
107,597	e	Kraft Foods, Inc (Class A)	$3,336,583
3,248	e	McCormick & Co, Inc	120,079
7,864	e	Molson Coors Brewing Co (Class B)	413,410
7,135	e	Pepsi Bottling Group, Inc	241,948
4,294		PepsiAmericas, Inc	109,626
11,425	e	Reynolds American, Inc	674,418
23,176		Sara Lee Corp	324,000
6,998	e*	Smithfield Foods, Inc	180,268
17,809		Tyson Foods, Inc (Class A)	284,054
1,906	e	Wrigley (Wm.) Jr Co	119,773
		TOTAL FOOD AND KINDRED PRODUCTS	16,908,118

FOOD STORES - 0.39%
16,175	e	Kroger Co	410,845
29,220		Safeway, Inc	857,607
14,223		Supervalu, Inc	426,406
		TOTAL FOOD STORES	1,694,858

FORESTRY - 0.27%
4,992	e	Rayonier, Inc	216,852
14,387	e*	Weyerhaeuser Co	935,730
		TOTAL FORESTRY	1,152,582

FURNITURE AND FIXTURES - 0.25%
3,661	e*	Hillenbrand Industries, Inc	174,996
8,264		Johnson Controls, Inc	279,323
11,766	e	Leggett & Platt, Inc	179,432
23,720	e	Masco Corp	470,368
		TOTAL FURNITURE AND FIXTURES	1,104,119

FURNITURE AND HOMEFURNISHINGS STORES - 0.07%
9,518	e	Circuit City Stores, Inc	37,882
3,740	e*	Mohawk Industries, Inc	267,821
797	e	Steelcase, Inc (Class A)	8,815
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	314,518

GENERAL BUILDING CONTRACTORS - 0.34%
7,986	e	Centex Corp	193,341
21,487	e	DR Horton, Inc	338,420
5,113	e	KB Home	126,444
9,592	e	Lennar Corp (Class A)	180,426
2,404	e	MDC Holdings, Inc	105,271
146	e*	NVR, Inc	87,235
9,192	e	Pulte Homes, Inc	133,744
3,290	e	Ryland Group, Inc	108,208
8,049	e*	Toll Brothers, Inc	188,991
		TOTAL GENERAL BUILDING CONTRACTORS	1,462,080

GENERAL MERCHANDISE STORES - 0.87%
4,097	e*	BJ's Wholesale Club, Inc	146,222
9,259	e	Costco Wholesale Corp	601,557
3,810	e	Dillard's, Inc (Class A)	65,570
28,932	e	Macy's, Inc	667,172
1,101	e*	Saks, Inc	13,729

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
43,103		Wal-Mart Stores, Inc	$2,270,666
		TOTAL GENERAL MERCHANDISE STORES	3,764,916

HEALTH SERVICES - 0.46%
6,294		AmerisourceBergen Corp	257,928
1,987	e	Brookdale Senior Living, Inc	47,489
6,197	e*	Community Health Systems, Inc	208,033
900	e*	Coventry Health Care, Inc	36,315
15,489	e*	Health Management Associates, Inc (Class A)	81,937
4,122	e*	LifePoint Hospitals, Inc	113,231
1,698		McKesson Corp	88,924
6,585	e	Omnicare, Inc	119,584
6,789	e*	Tenet Healthcare Corp	38,426
2,213	e	Universal Health Services, Inc (Class B)	118,816
19,808	*	WellPoint, Inc	874,127
		TOTAL HEALTH SERVICES	1,984,810

HOLDING AND OTHER INVESTMENT OFFICES - 4.61%
9,700	e	Allied Capital Corp	178,771
6,732		AMB Property Corp	366,355
30,700		Annaly Mortgage Management, Inc	470,324
5,828	e	Apartment Investment & Management Co (Class A)	208,701
5,430	e	AvalonBay Communities, Inc	524,104
6,835	e	Boston Properties, Inc	629,298
5,500		Brandywine Realty Trust	93,280
3,471	e	BRE Properties, Inc (Class A)	158,139
3,529	e	Camden Property Trust	177,156
4,231	e	CBL & Associates Properties, Inc	99,555
3,849	e	Colonial Properties Trust	92,568
8,322	e	Developers Diversified Realty Corp	348,525
6,600	e	Douglas Emmett, Inc	145,596
2,179		Duke Realty Corp	49,703
18,177		Equity Residential	754,164
894	e	Essex Property Trust, Inc	101,898
2,005	e	Federal Realty Investment Trust	156,290
6,119	e	General Growth Properties, Inc	233,562
14,522	e	HCP, Inc	490,989
5,081		Health Care REIT, Inc	229,306
6,420	e	Hospitality Properties Trust	218,408
35,019	e	Host Marriott Corp	557,502
14,403	e	HRPT Properties Trust	96,932
123,717		iShares Russell 1000 Value Index Fund	9,048,661
7,989	e	iStar Financial, Inc	112,086
14,337	e	Kimco Realty Corp	561,580
5,982		Liberty Property Trust	186,100
4,644		Mack-Cali Realty Corp	165,837
10,921	e	Plum Creek Timber Co, Inc	444,485
2,197		Prologis	129,315
7,630	e	Public Storage, Inc	676,171
4,635		Regency Centers Corp	300,163
6,573	e	Simon Property Group, Inc	610,697
3,943		SL Green Realty Corp	321,236
1,548	e	Taubman Centers, Inc	80,651
19,486	e	Virgin Media, Inc	274,168

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
8,917	e	Vornado Realty Trust	$768,735
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	20,061,011

HOTELS AND OTHER LODGING PLACES - 0.06%
500	e	Orient-Express Hotels Ltd (Class A)	21,580
11,529		Wyndham Worldwide Corp	238,420
		TOTAL HOTELS AND OTHER LODGING PLACES	260,000

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.24%
2,177	e*	AGCO Corp	130,359
2,081	e	Black & Decker Corp	137,554
3,314	e	Carlisle Cos, Inc	110,820
28,776	e	Deere & Co	2,314,741
9,257		Dover Corp	386,757
418	e	Flowserve Corp	43,631
3,664	*	Gardner Denver, Inc	135,934
615,206	d*	General Electric Co	22,768,774
16,942	e	Ingersoll-Rand Co Ltd (Class A)	755,274
18,722	*	International Business Machines Corp	2,155,651
10,504	e	ITT Industries, Inc	544,212
3,815	e	Jabil Circuit, Inc	36,090
1,957		Kennametal, Inc	57,595
3,721	e	Lennox International, Inc	133,844
3,117	e*	Lexmark International, Inc (Class A)	95,754
761		Pall Corp	26,688
6,388	e*	SanDisk Corp	144,177
22,407	e	Seagate Technology, Inc	469,203
3,530		SPX Corp	370,297
10,859	e*	Teradata Corp	239,550
6,040		Timken Co	179,509
10,229	e*	Western Digital Corp	276,592
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	31,513,006

INSTRUMENTS AND RELATED PRODUCTS - 3.20%
8,917	e	Applera Corp (Applied Biosystems Group)	293,013
883		Beckman Coulter, Inc	56,998
88,555	e*	Boston Scientific Corp	1,139,703
1,573	e	Cooper Cos, Inc	54,158
33,428	e	Covidien Ltd	1,479,189
2,725	e	DRS Technologies, Inc	158,813
18,348	e*	Eastman Kodak Co	324,209
8,943		Emerson Electric Co	460,207
121,745		Johnson & Johnson	7,897,598
5,926		PerkinElmer, Inc	143,706
2,834	e	Pitney Bowes, Inc	99,247
5,561	e*	Teradyne, Inc	69,068
14,099	*	Thermo Electron Corp	801,387
62,573	e	Xerox Corp	936,718
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	13,914,014

INSURANCE AGENTS, BROKERS AND SERVICE - 0.83%
19,460		AON Corp	782,292
4,747	e	Gallagher (Arthur J.) & Co	112,124
21,108	e	Hartford Financial Services Group, Inc	1,599,353

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
34,615	e	Marsh & McLennan Cos, Inc	$842,875
610	e	White Mountains Insurance Group Ltd	292,800
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,629,444

INSURANCE CARRIERS - 6.64%
20,639	e	ACE Ltd	1,136,383
6,720		Aetna, Inc	282,845
2,699	e	Aflac, Inc	175,300
350	e*	Alleghany Corp	119,826
3,255	e	Allied World Assurance Holdings Ltd	129,224
38,066		Allstate Corp	1,829,452
8,320	e	Ambac Financial Group, Inc	47,840
5,677		American Financial Group, Inc	145,104
140,192	e	American International Group, Inc	6,063,304
1,044		American National Insurance Co	111,395
3,148	*	Arch Capital Group Ltd	216,173
8,152		Assurant, Inc	496,131
10,406	e	Axis Capital Holdings Ltd	353,596
24,924	e	Chubb Corp	1,233,240
11,436		Cincinnati Financial Corp	435,025
1,657	e	CNA Financial Corp	42,734
12,723	*	Conseco, Inc	129,775
3,787		Endurance Specialty Holdings Ltd	138,604
2,327	e	Erie Indemnity Co (Class A)	119,119
4,336		Everest Re Group Ltd	388,202
15,045	e	Fidelity National Title Group, Inc (Class A)	275,775
6,277	e	First American Corp	213,041
29,138	e	Genworth Financial, Inc (Class A)	659,684
3,317		Hanover Insurance Group, Inc	136,461
3,784	e	HCC Insurance Holdings, Inc	85,859
10,958	e	Leucadia National Corp	495,521
18,059	e*	Lincoln National Corp	939,068
29,079		Loews Corp	1,169,557
697	*	Markel Corp	306,659
14,905	e	MBIA, Inc	182,139
1,689	e	Mercury General Corp	74,840
31,802		Metlife, Inc	1,916,389
6,430	e	MGIC Investment Corp	67,708
3,463	e	Nationwide Financial Services, Inc (Class A)	163,731
14,077	e	Old Republic International Corp	181,734
1,774	e	OneBeacon Insurance Group Ltd	33,741
2,929	e	PartnerRe Ltd	223,483
646	*	Philadelphia Consolidated Holding Co	20,801
5,373	e	PMI Group, Inc	31,271
16,827	e	Principal Financial Group	937,600
46,307	e	Progressive Corp	744,153
4,467		Protective Life Corp	181,182
22,565	e	Prudential Financial, Inc	1,765,711
6,584	e	Radian Group, Inc	43,257
1,978	e	Reinsurance Group Of America, Inc	107,682
4,846		RenaissanceRe Holdings Ltd	251,556
6,156		Safeco Corp	270,125
3,182		Stancorp Financial Group, Inc	151,813
6,548	e	Torchmark Corp	393,600

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
999	e	Transatlantic Holdings, Inc	$66,284
41,780		Travelers Cos, Inc	1,999,173
2,766	e	Unitrin, Inc	97,750
24,026		UnumProvident Corp	528,812
7,676		W.R. Berkley Corp	212,548
126	e	Wesco Financial Corp	50,904
10,990	e	XL Capital Ltd (Class A)	324,755
		TOTAL INSURANCE CARRIERS	28,897,639

LUMBER AND WOOD PRODUCTS - 0.01%
5,971	e	Louisiana-Pacific Corp	54,814
		TOTAL LUMBER AND WOOD PRODUCTS	54,814

METAL MINING - 0.28%
4,681	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	450,406
16,910	e	Newmont Mining Corp	766,023
		TOTAL METAL MINING	1,216,429

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.61%
1,092		Armstrong World Industries, Inc	38,941
10,092	e	Fortune Brands, Inc	701,394
6,711	e	Hasbro, Inc	187,237
13,058		Mattel, Inc	259,854
33,028	e	Tyco International Ltd	1,454,883
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,642,309

MISCELLANEOUS RETAIL - 0.61%
3,076	e	Barnes & Noble, Inc	94,279
45,793		CVS Corp	1,855,074
3,271	e	OfficeMax, Inc	62,607
48,454	e*	Rite Aid Corp	142,455
5,016	e*	Sears Holdings Corp	512,083
		TOTAL MISCELLANEOUS RETAIL	2,666,498

MOTION PICTURES - 1.14%
40,170	e	CBS Corp (Class B)	886,954
7,920	*	Discovery Holding Co (Class A)	168,062
682	e*	DreamWorks Animation SKG, Inc (Class A)	17,582
51,618	e	News Corp (Class A)	967,838
1,000	e	Regal Entertainment Group (Class A)	19,290
206,492		Time Warner, Inc	2,895,018
		TOTAL MOTION PICTURES	4,954,744

NONDEPOSITORY INSTITUTIONS - 1.19%
12,506	e	American Capital Strategies Ltd	427,205
8,581	e*	AmeriCredit Corp	86,411
26,062	e	Capital One Financial Corp	1,282,772
4,177	e	CapitalSource, Inc	40,392
12,933	e	CIT Group, Inc	153,256
40,474		Countrywide Financial Corp	222,607
30,261	e	Discover Financial Services	495,373
64,774	e	Fannie Mae	1,704,852
27,188		Freddie Mac	688,400
2,156	e*	Guaranty Financial Group, Inc	22,897

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
382	e	Student Loan Corp	$37,780
9,417		Thornburg Mortgage, Inc	9,982
		TOTAL NONDEPOSITORY INSTITUTIONS	5,171,927

OIL AND GAS EXTRACTION - 1.26%
30,869		Anadarko Petroleum Corp	1,945,673
13,661	e	Chesapeake Energy Corp	630,455
5,598	e	Cimarex Energy Co	306,435
1,400	e*	Continental Resources, Inc	44,646
609		ENSCO International, Inc	38,136
2,012	e	Equitable Resources, Inc	118,507
5,308	e*	Forest Oil Corp	259,880
1,033	e*	Helix Energy Solutions Group, Inc	32,540
6,811		Helmerich & Payne, Inc	319,232
1,865	e*	Nabors Industries Ltd	62,981
10,581	e	Patterson-UTI Energy, Inc	277,011
8,339	e	Pioneer Natural Resources Co	409,612
7,537	e*	Plains Exploration & Production Co	400,516
2,815	e*	Pride International, Inc	98,384
2,206	e	Rowan Cos, Inc	90,843
1,723	e*	SEACOR Holdings, Inc	147,075
3,988		St. Mary Land & Exploration Co	153,538
1,325	e	Tidewater, Inc	73,021
982	*	Unit Corp	55,630
900	e	W&T Offshore, Inc	30,699
		TOTAL OIL AND GAS EXTRACTION	5,494,814

PAPER AND ALLIED PRODUCTS - 0.65%
6,566	e	Bemis Co	166,973
15,006	e*	Domtar Corporation	102,491
28,886		International Paper Co	785,699
15,715		Kimberly-Clark Corp	1,014,403
12,417	e	MeadWestvaco Corp	337,991
16,758	e*	Smurfit-Stone Container Corp	129,037
6,828		Sonoco Products Co	195,486
7,972	e	Temple-Inland, Inc	101,404
		TOTAL PAPER AND ALLIED PRODUCTS	2,833,484

PERSONAL SERVICES - 0.06%
1,697	e	Cintas Corp	48,432
19,448	e	Service Corp International	197,203
		TOTAL PERSONAL SERVICES	245,635

PETROLEUM AND COAL PRODUCTS - 14.60%
22,338		Apache Corp	2,698,877
3,417		Ashland, Inc	161,624
144,517	e	Chevron Corp	12,335,971
109,996		ConocoPhillips	8,382,795
29,912	e	Devon Energy Corp	3,120,719
16,438	e	EOG Resources, Inc	1,972,560
286,418		Exxon Mobil Corp	24,225,234
3,859	e	Frontier Oil Corp	105,196
18,728		Hess Corp	1,651,435
48,403		Marathon Oil Corp	2,207,177

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
12,731	e	Murphy Oil Corp	$1,045,724
8,460	e*	Newfield Exploration Co	447,111
9,703		Noble Energy, Inc	706,378
55,880	*	Occidental Petroleum Corp	4,088,740
900	e*	SandRidge Energy, Inc	35,235
7,785	e	Valero Energy Corp	382,321
994	e	Western Refining, Inc	13,389
		TOTAL PETROLEUM AND COAL PRODUCTS	63,580,486

PIPELINES, EXCEPT NATURAL GAS - 0.22%
42,124	e	Spectra Energy Corp	958,321
		TOTAL PIPELINES, EXCEPT NATURAL GAS	958,321

PRIMARY METAL INDUSTRIES - 1.04%
54,194	e	Alcoa, Inc	1,954,236
1,466		Carpenter Technology Corp	82,052
500	e*	CommScope, Inc	17,415
2,551		Hubbell, Inc (Class B)	111,453
15,791	e	Nucor Corp	1,069,682
8,646	e	Steel Dynamics, Inc	285,664
7,923	e	United States Steel Corp	1,005,191
		TOTAL PRIMARY METAL INDUSTRIES	4,525,693

PRINTING AND PUBLISHING - 0.37%
6,038	e	EW Scripps Co (Class A)	253,656
15,639	e	Gannett Co, Inc	454,313
900	e	Harte-Hanks, Inc	12,303
3,100	e	McClatchy Co (Class A)	33,170
6,970	e	New York Times Co (Class A)	131,594
5,382	e*	R.H. Donnelley Corp	27,233
14,620	e	R.R. Donnelley & Sons Co	443,132
403	e	Washington Post Co (Class B)	266,585
		TOTAL PRINTING AND PUBLISHING	1,621,986

RAILROAD TRANSPORTATION - 0.70%
1,435	e	Burlington Northern Santa Fe Corp	132,336
22,261		CSX Corp	1,248,174
2,363	e*	Kansas City Southern Industries, Inc	94,780
12,786		Norfolk Southern Corp	694,536
6,894	e	Union Pacific Corp	864,370
		TOTAL RAILROAD TRANSPORTATION	3,034,196

REAL ESTATE - 0.01%
2,156	e*	Forestar Real Estate Group, Inc	53,706
		TOTAL REAL ESTATE	53,706

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.10%
8,545	e	Newell Rubbermaid, Inc	195,424
9,389	e	Sealed Air Corp	237,072
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	432,496

SECURITY AND COMMODITY BROKERS - 2.56%
15,627	e	Ameriprise Financial, Inc	810,260
7,887	e	Bear Stearns Cos, Inc	82,735

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,937	e	BlackRock, Inc	$395,497
21,017	e*	E*Trade Financial Corp	81,126
15,451		Goldman Sachs Group, Inc	2,555,441
5,500		Invesco Ltd	133,980
2,515	e	Janus Capital Group, Inc	58,524
8,437	e	Jefferies Group, Inc	136,089
4,937	e	Legg Mason, Inc	276,373
35,418	e	Lehman Brothers Holdings, Inc	1,333,134
48,409	e	Merrill Lynch & Co, Inc	1,972,183
2,600	e*	MF Global Ltd	25,766
66,722		Morgan Stanley	3,049,195
1,866	*	Nasdaq Stock Market, Inc	72,140
6,368	e	Raymond James Financial, Inc	146,337
		TOTAL SECURITY AND COMMODITY BROKERS	11,128,780

STONE, CLAY, AND GLASS PRODUCTS - 0.15%
3,182		3M Co	251,855
7,848	e*	Owens Corning, Inc	142,284
600	*	Owens-Illinois, Inc	33,858
5,584	e*	USG Corp	205,603
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	633,600

TOBACCO PRODUCTS - 1.12%
60,410		Altria Group, Inc	1,341,102
3,070	e	Loews Corp (Carolina Group)	222,729
60,410	*	Philip Morris International, Inc	3,055,538
4,727	e	UST, Inc	257,716
		TOTAL TOBACCO PRODUCTS	4,877,085

TRANSPORTATION BY AIR - 0.22%
3,173		FedEx Corp	294,042
6,046	*	Northwest Airlines Corp	54,354
38,326	e	Southwest Airlines Co	475,242
3,133	e	UAL Corp	67,453
5,227	e*	US Airways Group, Inc	46,573
		TOTAL TRANSPORTATION BY AIR	937,664

TRANSPORTATION EQUIPMENT - 1.96%
1,817	e	Autoliv, Inc	91,213
5,332	e*	Brunswick Corp	85,152
142,069	e*	Ford Motor Co	812,635
23,414		General Dynamics Corp	1,952,025
32,663	e*	General Motors Corp	622,230
11,436	e	Genuine Parts Co	459,956
21,561		Northrop Grumman Corp	1,677,661
14,222	e	Raytheon Co	918,883
1,700	e*	Spirit Aerosystems Holdings, Inc (Class A)	37,706
940	e	Trinity Industries, Inc	25,051
3,147	*	TRW Automotive Holdings Corp	73,545
25,784		United Technologies Corp	1,774,455
		TOTAL TRANSPORTATION EQUIPMENT	8,530,512

TRANSPORTATION SERVICES - 0.01%
1,668	e	GATX Corp	65,169
		TOTAL TRANSPORTATION SERVICES	65,169

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
TRUCKING AND WAREHOUSING - 0.01%
500	e	Con-way, Inc	$24,740
4,834	e*	YRC Worldwide, Inc	63,422
		TOTAL TRUCKING AND WAREHOUSING	88,162

WATER TRANSPORTATION - 0.32%
3,099	e	Alexander & Baldwin, Inc	133,505
16,971	e	Carnival Corp	686,986
2,230	e	Overseas Shipholding Group, Inc	156,189
8,853	e	Royal Caribbean Cruises Ltd	291,264
2,655	e	Teekay Corp	112,758
		TOTAL WATER TRANSPORTATION	1,380,702

WHOLESALE TRADE-DURABLE GOODS - 0.22%
3,571	e*	Arrow Electronics, Inc	120,164
6,242		BorgWarner, Inc	268,593
9,133	e*	Ingram Micro, Inc (Class A)	144,575
3,853		Reliance Steel & Aluminum Co	230,641
3,810	e*	Tech Data Corp	124,968
1,001	e	W.W. Grainger, Inc	76,466
		TOTAL WHOLESALE TRADE-DURABLE GOODS	965,407

WHOLESALE TRADE-NONDURABLE GOODS - 0.07%
196	e	Airgas, Inc	8,912
1,487	e	Brown-Forman Corp (Class B)	98,469
8,653	e	Dean Foods Co	173,839
9,281	e	Idearc, Inc	33,783
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	315,003

		TOTAL COMMON STOCKS
		(Cost $459,647,984)	433,068,264

PRINCIPAL		ISSUER
SHORT TERM INVESTMENTS - 7.67%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.18%
$ 790,000		Federal Home Loan Bank (FHLB), 04/01/08	790,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.49
32,610,488		State Street Navigator Securities Lending Prime Portfolio	32,610,488

		TOTAL SHORT TERM INVESTMENTS
		(Cost $33,400,488)	33,400,488

		TOTAL PORTFOLIO - 107.15%
		(Cost $493,048,472)	466,468,752
		OTHER ASSETS & LIABILITIES, NET - (7.15)%	(31,113,967)

		NET ASSETS - 100.00%	$435,354,785

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

ABBREVIATION:
ADR - American Depositary Receipt

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $29,608.
e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
EQUITY INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.62%

AGRICULTURAL PRODUCTION-CROPS - 0.01%
2,765	e*	Chiquita Brands International, Inc	$63,899
		TOTAL AGRICULTURAL PRODUCTION-CROPS	63,899

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
954	e	Cal-Maine Foods, Inc	31,845
2,719	e	Pilgrim's Pride Corp	55,005
25	e	Seaboard Corp	39,125
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	125,975

AGRICULTURAL SERVICES - 0.00% **
864	e*	Cadiz, Inc	13,288
		TOTAL AGRICULTURAL SERVICES	13,288

AMUSEMENT AND RECREATION SERVICES - 0.58%
22,598	*	Activision, Inc	617,151
4,307	*	Bally Technologies, Inc	147,902
689		Churchill Downs, Inc	32,548
736	e	Dover Downs Gaming & Entertainment, Inc	6,263
3,080		International Speedway Corp (Class A)	126,896
1,550	e*	Lakes Entertainment, Inc	6,851
2,221	e*	Leapfrog Enterprises, Inc	15,658
2,381	e*	Life Time Fitness, Inc	74,311
6,113	e*	Live Nation, Inc	74,151
2,758	e*	Magna Entertainment Corp	938
3,600	e*	Marvel Entertainment, Inc	96,444
1,925	e*	MTR Gaming Group, Inc	13,475
2,299	e*	Multimedia Games, Inc	12,277
5,847	*	Penn National Gaming, Inc	255,689
5,760	e*	Pinnacle Entertainment, Inc	73,728
5,973	e*	Six Flags, Inc	9,796
1,544	e	Speedway Motorsports, Inc	38,708
1,184	e*	Town Sports International Holdings, Inc	7,589
161,748	*	Walt Disney Co	5,075,652
3,298	e	Warner Music Group Corp	16,424
4,672		Westwood One, Inc	9,811
2,932	e*	WMS Industries, Inc	105,464
1,665	e	World Wrestling Entertainment, Inc	30,986
		TOTAL AMUSEMENT AND RECREATION SERVICES	6,848,712

APPAREL AND ACCESSORY STORES - 0.54%
6,870		Abercrombie & Fitch Co (Class A)	502,472
5,827	*	Aeropostale, Inc	157,970
14,212		American Eagle Outfitters, Inc	248,852
5,041	*	AnnTaylor Stores Corp	121,891
1,948	e	Bebe Stores, Inc	20,941

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,831	e	Brown Shoe Co, Inc	$42,663
840	e	Buckle, Inc	37,573
793	*	Cache, Inc	8,953
4,241	e*	Carter's, Inc	68,492
2,133	e*	Casual Male Retail Group, Inc	8,959
2,314	e	Cato Corp (Class A)	34,571
2,203	*	Charlotte Russe Holding, Inc	38,200
12,375	e*	Charming Shoppes, Inc	59,771
14,947	*	Chico's FAS, Inc	106,273
2,537	*	Children's Place Retail Stores, Inc	62,309
2,342	e	Christopher & Banks Corp	23,397
1,134	e*	Citi Trends, Inc	20,922
4,864	e*	Collective Brands, Inc	58,952
4,020	e*	Dress Barn, Inc	52,019
1,121	e*	DSW, Inc (Class A)	14,517
2,240	e*	Eddie Bauer Holdings, Inc	8,714
7,472	e	Finish Line, Inc (Class A)	35,567
11,482		Foot Locker, Inc	135,143
44,075		Gap, Inc	867,396
8,310	*	Hanesbrands, Inc	242,652
3,079	e*	HOT Topic, Inc	13,270
3,580	e*	J Crew Group, Inc	158,129
1,794	e*	Jo-Ann Stores, Inc	26,426
1,448	e*	JOS A Bank Clothiers, Inc	29,684
25,940	*	Kohl's Corp	1,112,567
25,776	*	Limited Brands, Inc	440,770
3,344	e*	New York & Co, Inc	19,195
17,708	e	Nordstrom, Inc	577,281
5,259	*	Pacific Sunwear Of California, Inc	66,316
11,074		Ross Stores, Inc	331,777
407	e*	Shoe Carnival, Inc	5,507
3,326		Stage Stores, Inc	53,881
4,075	e	Talbots, Inc	43,929
2,198	e*	Tween Brands, Inc	54,379
2,066	e*	Under Armour, Inc (Class A)	75,616
8,694	*	Urban Outfitters, Inc	272,557
11,688	e*	Wet Seal, Inc (Class A)	39,622
		TOTAL APPAREL AND ACCESSORY STORES	6,300,075

APPAREL AND OTHER TEXTILE PRODUCTS - 0.17%
1,043	e	Columbia Sportswear Co	45,923
963	e*	G-III Apparel Group Ltd	12,923
4,515	e	Guess ?, Inc	182,722
2,631	*	Gymboree Corp	104,924
8,003	e	Jones Apparel Group, Inc	107,400
8,804	e	Liz Claiborne, Inc	159,793
1,000	e*	Lululemon Athletica, Inc	28,430
3,070	e*	Maidenform Brands, Inc	49,949
4,570		Phillips-Van Heusen Corp	173,294
4,795	e	Polo Ralph Lauren Corp	279,501
8,850	*	Quiksilver, Inc	86,819
2,354	e*	True Religion Apparel, Inc	43,667
6,892		VF Corp	534,199

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,472	*	Warnaco Group, Inc	$136,936
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,946,480

AUTO REPAIR, SERVICES AND PARKING - 0.08%
741	*	Amerco, Inc	42,304
2,651	e*	Dollar Thrifty Automotive Group, Inc	36,160
6,138	e*	Exide Technologies	80,408
25,694	*	Hertz Global Holdings, Inc	309,870
1,441	e*	Midas, Inc	24,771
1,021		Monro Muffler, Inc	17,255
4,995	e	Ryder System, Inc	304,245
432	e*	Standard Parking Corp	9,055
3,275	*	Wright Express Corp	100,641
		TOTAL AUTO REPAIR, SERVICES AND PARKING	924,709

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.17%
8,427		Advance Auto Parts	286,939
1,878	e	Asbury Automotive Group, Inc	25,841
11,455	*	Autonation, Inc	171,481
3,618	*	Autozone, Inc	411,837
17,010	e*	Carmax, Inc	330,334
5,573	*	Copart, Inc	216,009
5,566	e*	CSK Auto Corp	51,819
3,424	e	Lithia Motors, Inc (Class A)	34,788
810	e*	MarineMax, Inc	10,093
9,194	e*	O'Reilly Automotive, Inc	262,213
4,956	e	Penske Auto Group, Inc	96,444
3,408	e*	Rush Enterprises, Inc (Class A)	53,983
2,558	e	Sonic Automotive, Inc (Class A)	52,567
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	2,004,348

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.61%
1,177	e*	Builders FirstSource, Inc	8,545
4,698	e*	Central Garden and Pet Co (Class A)	20,859
9,856	e	Fastenal Co	452,686
136,888		Home Depot, Inc	3,828,757
121,730		Lowe's Cos, Inc	2,792,486
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	7,103,333

BUSINESS SERVICES - 6.79%
32,406	*	3Com Corp	74,210
733	e*	3D Systems Corp	10,768
3,785	e	Aaron Rents, Inc	81,529
3,028		ABM Industries, Inc	67,948
5,318	e*	Acacia Research (Acacia Technologies)	30,579
47,528		Accenture Ltd (Class A)	1,671,560
2,535	e*	ACI Worldwide, Inc	50,497
3,842	*	Actuate Corp	15,752
5,011		Acxiom Corp	59,481
2,262	e	Administaff, Inc	53,406
44,828	*	Adobe Systems, Inc	1,595,429
1,354	e*	Advent Software, Inc	57,707
7,319	*	Affiliated Computer Services, Inc (Class A)	366,755
2,627	e	Aircastle Ltd	29,554
13,396	e*	Akamai Technologies, Inc	377,231

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
6,226	*	Alliance Data Systems Corp	$295,797
15,924	*	Amdocs Ltd	451,605
3,052	e*	American Reprographics Co	45,292
3,535	*	AMN Healthcare Services, Inc	54,510
1,886	*	Ansoft Corp	57,561
6,183	*	Ansys, Inc	213,437
2,421	e	Arbitron, Inc	104,490
7,125	*	Ariba, Inc	68,828
13,431	*	Art Technology Group, Inc	52,112
1,465	e	Asset Acceptance Capital Corp	14,108
500	e*	athenahealth, Inc	11,835
18,575	*	Autodesk, Inc	584,741
42,663		Automatic Data Processing, Inc	1,808,485
9,053	*	Avis Budget Group, Inc	96,143
4,038	*	Avocent Corp	68,242
1,039	e*	Bankrate, Inc	51,836
281	e	Barrett Business Services	4,814
32,010	*	BEA Systems, Inc	612,992
14,716	e*	BearingPoint, Inc	24,723
3,724		Blackbaud, Inc	90,419
2,280	*	Blackboard, Inc	75,992
400	e*	BladeLogic, Inc	11,220
2,420	e*	Blue Coat Systems, Inc	53,337
15,886	*	BMC Software, Inc	516,613
5,914	e*	Borland Software Corp	11,946
761	*	Bottomline Technologies, Inc	9,589
4,433	e*	BPZ Energy, Inc	96,329
4,417		Brady Corp (Class A)	147,660
3,497		Brink's Co	234,928
32,409		CA, Inc	729,203
2,883	e*	CACI International, Inc (Class A)	131,321
21,979	*	Cadence Design Systems, Inc	234,736
794	*	Capella Education Co	43,352
4,380	e*	CBIZ, Inc	35,566
5,090	e*	Cerner Corp	189,755
5,869	*	ChoicePoint, Inc	279,364
2,094	*	Chordiant Software, Inc	12,627
3,178	*	Ciber, Inc	15,572
15,324	*	Citrix Systems, Inc	449,453
3,570	e*	Clear Channel Outdoor Holdings, Inc (Class A)	67,866
4,277	*	CMGI, Inc	56,713
11,814	e*	CNET Networks, Inc	83,879
4,660	e*	Cogent Communications Group, Inc	85,325
3,986	e*	Cogent, Inc	37,588
3,905	e	Cognex Corp	85,246
23,048	*	Cognizant Technology Solutions Corp (Class A)	664,474
2,566	*	Commvault Systems, Inc	31,818
878		Compass Diversified Trust	11,546
1,662	e	Computer Programs & Systems, Inc	34,736
13,646	*	Computer Sciences Corp	556,620
22,836	*	Compuware Corp	167,616
847	*	COMSYS IT Partners, Inc	7,166
3,532	e*	Concur Technologies, Inc	109,669
800	e*	Constant Contact Inc	11,584

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
10,212	*	Convergys Corp	$153,793
1,788	e*	CoStar Group, Inc	76,884
3,313	*	CSG Systems International, Inc	37,669
4,387	*	Cybersource Corp	64,094
400	*	Data Domain, Inc	9,520
2,440	e*	DealerTrack Holdings, Inc	49,337
1,730	e*	Deltek, Inc	22,455
4,616		Deluxe Corp	88,673
2,100	e*	Dice Holdings, Inc	18,711
2,984	e*	Digital River, Inc	92,414
2,470	*	DivX, Inc	17,290
1,220	*	Double-Take Software, Inc	14,250
3,710	e*	DST Systems, Inc	243,895
2,810	e*	DynCorp International, Inc (Class A)	46,871
9,238	e*	Earthlink, Inc	69,747
93,346	*	eBay, Inc	2,785,445
3,244	e*	Echelon Corp	43,794
4,098	e*	Eclipsys Corp	80,362
1,211		Electro Rent Corp	18,347
25,098	*	Electronic Arts, Inc	1,252,892
41,043		Electronic Data Systems Corp	683,366
4,217	e*	Epicor Software Corp	47,230
2,843	*	EPIQ Systems, Inc	44,123
11,140	e	Equifax, Inc	384,107
2,984	e*	Equinix, Inc	198,406
1,940	*	Espeed, Inc	22,620
7,422	e*	Evergreen Energy, Inc	11,430
1,660	e*	ExlService Holdings, Inc	38,114
15,085	*	Expedia, Inc	330,211
6,034	*	F5 Networks, Inc	109,638
3,326	e	Factset Research Systems, Inc	179,172
4,520	e	Fair Isaac Corp	97,270
1,951	e*	FalconStor Software, Inc	14,847
15,431		Fidelity National Information Services, Inc	588,538
13,785	*	Fiserv, Inc	662,921
1,148	*	Forrester Research, Inc	30,514
1,910		FTD Group, Inc	25,632
5,026	e*	Gartner, Inc	97,203
1,509	*	Gerber Scientific, Inc	13,415
3,732	*	Getty Images, Inc	119,424
1,781		Gevity HR, Inc	15,423
3,223	e*	Global Cash Access, Inc	18,887
1,260	e*	Global Sources Ltd	18,711
18,609	*	Google, Inc (Class A)	8,196,706
1,315	e*	H&E Equipment Services, Inc	16,530
3,917	e	Healthcare Services Group	80,847
1,245		Heartland Payment Systems, Inc	28,647
1,765	e	Heidrick & Struggles International, Inc	57,415
14,475	e*	HLTH Corp	138,092
1,511	e*	HMS Holdings Corp	43,139
2,798	*	Hudson Highland Group, Inc	23,699
3,858	e*	Hypercom Corp	16,744
989	e*	i2 Technologies, Inc	11,136
289	e*	ICT Group, Inc	2,916

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,316	*	iGate Corp	$9,370
2,679	*	IHS, Inc (Class A)	172,286
3,646	e	Imergent, Inc	41,528
15,627		IMS Health, Inc	328,323
7,187	*	Informatica Corp	122,610
2,104		Infospace, Inc	24,343
2,444		infoUSA, Inc	14,933
1,719	e*	Innerworkings, Inc	24,118
605	e*	Innovative Solutions & Support, Inc	6,395
859	e	Integral Systems, Inc	25,109
3,678		Interactive Data Corp	104,713
955	e*	Interactive Intelligence, Inc	11,240
5,824	e*	Internap Network Services Corp	28,887
2,383	*	Internet Capital Group, Inc	24,950
37,368	e*	Interpublic Group of Cos, Inc	314,265
2,861	*	Interwoven, Inc	30,555
27,186	*	Intuit, Inc	734,294
2,569	*	inVentiv Health, Inc	74,013
3,293	e*	Ipass, Inc	9,945
14,464	*	Iron Mountain, Inc	382,428
6,226	e	Jack Henry & Associates, Inc	153,595
2,086	*	JDA Software Group, Inc	38,070
40,999	*	Juniper Networks, Inc	1,024,975
1,857		Kelly Services, Inc (Class A)	38,180
1,834	e*	Kenexa Corp	33,892
1,118	e*	Keynote Systems, Inc	13,181
2,364	*	Kforce, Inc	20,898
4,352	*	Kinetic Concepts, Inc	201,193
1,958	e*	Knot, Inc	23,007
3,407	*	Korn/Ferry International	57,578
6,111	e*	Lamar Advertising Co (Class A)	219,568
8,318	*	Lawson Software, Inc	62,635
5,486	e*	Limelight Networks, Inc	17,775
3,580	e*	Lionbridge Technologies	11,993
1,100	e*	Liquidity Services, Inc	8,800
2,668	e*	LivePerson, Inc	8,271
1,043	*	LoJack Corp	13,184
2,806	*	Magma Design Automation, Inc	26,853
2,138	*	Manhattan Associates, Inc	49,024
6,649		Manpower, Inc	374,073
1,715	*	Mantech International Corp (Class A)	77,792
4,005	e	Marchex, Inc (Class B)	39,970
6,455	e	Mastercard, Inc (Class A)	1,439,400
12,562	*	McAfee, Inc	415,677
6,972	e*	Mentor Graphics Corp	61,563
667,455		Microsoft Corp	18,942,373
736	*	MicroStrategy, Inc (Class A)	54,457
3,645	e*	Midway Games, Inc	9,842
10,114		MoneyGram International, Inc	18,812
9,796	*	Monster Worldwide, Inc	237,161
17,615	e*	Move, Inc	54,254
8,526	*	MPS Group, Inc	100,777
3,168	*	MSC.Software Corp	41,152
7,794	*	NAVTEQ Corp	529,992

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
13,669	*	NCR Corp	$312,063
2,508	*	Ness Technologies, Inc	23,801
3,597	e*	NetFlix, Inc	124,636
1,911	*	Network Equipment Technologies, Inc	12,555
2,904	e	NIC, Inc	20,647
25,221	*	Novell, Inc	158,640
11,628	*	Nuance Communications, Inc	202,443
26,704		Omnicom Group, Inc	1,179,783
4,397	*	Omniture, Inc	102,054
1,748	*	On Assignment, Inc	11,100
1,355	e*	Online Resources Corp	13,035
6,788	*	OpenTV Corp (Class A)	8,010
314,519	*	Oracle Corp	6,151,992
2,839	e*	Packeteer, Inc	14,451
10,318	*	Parametric Technology Corp	164,882
891	e*	PDF Solutions, Inc	4,909
613	e	Pegasystems, Inc	5,903
1,250	*	PeopleSupport, Inc	11,400
2,126	e*	Perficient, Inc	16,880
7,252	*	Perot Systems Corp (Class A)	109,070
4,418	*	Phase Forward, Inc	75,459
1,446	e	Portfolio Recovery Associates, Inc	62,019
4,486	*	Premiere Global Services, Inc	64,329
3,401	*	Progress Software Corp	101,758
1,388	e	QAD, Inc	11,673
1,041	e	Quality Systems, Inc	31,095
5,845	*	Quest Software, Inc	76,394
1,378	*	Radiant Systems, Inc	19,251
1,137	*	Radisys Corp	11,472
4,430	e*	Raser Technologies, Inc	38,054
8,011	e*	RealNetworks, Inc	45,903
15,014	e*	Red Hat, Inc	276,107
612	e	Renaissance Learning, Inc	8,562
5,338	*	Rent-A-Center, Inc	97,952
840	*	RightNow Technologies, Inc	9,996
11,891		Robert Half International, Inc	306,074
4,417		Rollins, Inc	78,137
1,529	e*	RSC Holdings, Inc	16,666
5,134	*	S1 Corp	36,503
7,443	*	Salesforce.com, Inc	430,726
5,380	*	Sapient Corp	37,445
5,132	e*	Secure Computing Corp	33,101
850	e*	SI International, Inc	16,312
2,460	e*	Smith Micro Software, Inc	15,055
2,533	e*	Sohu.com, Inc	114,314
4,133	*	SonicWALL, Inc	33,767
24,724	e*	Sonus Networks, Inc	85,051
5,488	e	Sotheby's	158,658
4,940	*	Spherion Corp	30,233
1,267	e*	SPSS, Inc	49,134
3,686	*	SRA International, Inc (Class A)	89,607
1,182	e*	Stratasys, Inc	21,040
63,519	*	Sun Microsystems Inc	986,450
7,019	*	Sybase, Inc	184,600

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,944	*	SYKES Enterprises, Inc	$34,195
69,212	*	Symantec Corp	1,150,303
2,336	e*	Synchronoss Technologies, Inc	46,790
1,827	e*	SYNNEX Corp	38,769
11,318	*	Synopsys, Inc	257,032
932	e	Syntel, Inc	24,838
6,176	e*	Take-Two Interactive Software, Inc	157,612
1,294		TAL International Group, Inc	30,500
1,175	e*	Taleo Corp (Class A)	22,795
3,895	e*	TeleTech Holdings, Inc	87,482
1,213	e	TheStreet.com, Inc	9,801
5,002	e*	THQ, Inc	109,044
16,150	e*	TIBCO Software, Inc	115,311
1,603		TNS, Inc	33,086
16,390		Total System Services, Inc	387,787
1,236	*	TradeStation Group, Inc	10,531
2,287	e*	Travelzoo, Inc	25,248
2,760	*	Trizetto Group, Inc	46,064
3,536	*	TrueBlue, Inc	47,524
1,793	*	Ultimate Software Group, Inc	53,898
26,675	*	Unisys Corp	118,170
5,489	e	United Online, Inc	57,964
6,707	*	United Rentals, Inc	126,360
8,046	*	Valueclick, Inc	138,794
2,516	e*	Vasco Data Security International	34,419
17,644	e*	VeriSign, Inc	586,487
1,605		Viad Corp	57,796
1,973	*	Vignette Corp	26,063
2,920	e*	VMware, Inc (Class A)	125,034
941	*	Vocus, Inc	24,842
667	e*	Volt Information Sciences, Inc	11,312
41,480		Waste Management, Inc	1,392,069
302	e*	WebMD Health Corp (Class A)	7,118
4,018	*	Websense, Inc	75,338
4,710	*	Wind River Systems, Inc	36,455
97,786	*	Yahoo!, Inc	2,828,949
		TOTAL BUSINESS SERVICES	79,639,504

CHEMICALS AND ALLIED PRODUCTS - 9.62%
124,725	*	Abbott Laboratories	6,878,584
474	*	Abraxis Bioscience, Inc	28,004
1,835	e*	Acadia Pharmaceuticals, Inc	16,625
3,194	e*	Acorda Therapeutics, Inc	57,332
17,481		Air Products & Chemicals, Inc	1,608,252
1,838	*	Albany Molecular Research, Inc	22,313
6,280		Albemarle Corp	229,346
6,892		Alberto-Culver Co	188,910
2,641	*	Alexion Pharmaceuticals, Inc	156,611
1,440	e*	Alexza Pharmaceuticals, Inc	9,907
7,300	e*	Alkermes, Inc	86,724
3,109	e*	Allos Therapeutics, Inc	18,903
3,382	e*	Alnylam Pharmaceuticals, Inc	82,521
3,044	e*	Alpharma, Inc (Class A)	79,783
1,038	e*	AMAG Pharmaceuticals, Inc	41,966

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,965	*	American Oriental Bioengineering, Inc	$40,217
854	e	American Vanguard Corp	14,211
88,532	*	Amgen, Inc	3,698,867
1,899	*	APP Pharmaceuticals, Inc	22,940
2,248		Arch Chemicals, Inc	83,760
4,430	*	Arena Pharmaceuticals, Inc	30,301
2,419	e*	Arqule, Inc	10,353
3,457	e*	Array Biopharma, Inc	24,234
6,310	e*	Arrowhead Research Corp	17,857
2,709	e*	Auxilium Pharmaceuticals, Inc	72,439
2,040	e*	Aventine Renewable Energy Holdings, Inc	10,608
8,043		Avery Dennison Corp	396,118
35,951	*	Avon Products, Inc	1,421,503
1,121	e	Balchem Corp	25,693
8,689	*	Barr Pharmaceuticals, Inc	419,766
1,222	e*	Bentley Pharmaceuticals, Inc	19,858
22,966	*	Biogen Idec, Inc	1,416,773
7,396	e*	BioMarin Pharmaceuticals, Inc	261,597
780	e*	BioMimetic Therapeutics, Inc	6,240
3,228	e*	Bionovo, Inc	4,100
159,957		Bristol-Myers Squibb Co	3,407,084
5,474	e	Cabot Corp	153,272
1,206	e*	Cadence Pharmaceuticals, Inc	7,176
4,732	e*	Calgon Carbon Corp	71,217
1,937		Cambrex Corp	13,423
1,195	e*	Caraco Pharmaceutical Laboratories Ltd	21,450
10,279		Celanese Corp (Series A)	401,395
7,425	e*	Cell Genesys, Inc	17,449
5,349	e*	Cephalon, Inc	344,476
4,413		CF Industries Holdings, Inc	457,275
5,376	*	Charles River Laboratories International, Inc	316,861
1,668	*	Chattem, Inc	110,655
17,490		Chemtura Corp	128,377
5,483		Church & Dwight Co, Inc	297,398
11,274		Clorox Co	638,559
41,606		Colgate-Palmolive Co	3,241,523
3,870	*	Cubist Pharmaceuticals, Inc	71,285
3,964	e*	Cypress Bioscience, Inc	28,382
3,635		Cytec Industries, Inc	195,745
1,097	e*	Cytokinetics, Inc	3,642
6,379	e*	CytRx Corp	7,336
6,977	e*	Dendreon Corp	33,629
19,164	e*	Discovery Laboratories, Inc	45,035
76,852		Dow Chemical Co	2,831,996
74,966	*	Du Pont (E.I.) de Nemours & Co	3,505,410
7,981	e*	Durect Corp	41,900
6,557	e	Eastman Chemical Co	409,485
14,091		Ecolab, Inc	611,972
81,080	*	Eli Lilly & Co	4,182,917
2,605	*	Elizabeth Arden, Inc	51,970
12,051	*	Encysive Pharmaceuticals, Inc	28,320
2,740	e*	Enzon Pharmaceuticals, Inc	25,235
8,606	e	Estee Lauder Cos (Class A)	394,585
3,162		Ferro Corp	46,987

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
5,956		FMC Corp	$330,498
25,532	*	Forest Laboratories, Inc	1,021,535
38,072	*	Genentech, Inc	3,090,685
4,893	e*	GenVec, Inc	8,612
21,244	*	Genzyme Corp	1,583,528
5,379	e	Georgia Gulf Corp	37,276
6,239	e*	Geron Corp	30,446
75,646	*	Gilead Sciences, Inc	3,898,038
1,380	e*	GTx, Inc	22,190
4,534		H.B. Fuller Co	92,539
4,685	e*	Halozyme Therapeutics, Inc	29,797
9,549		Hercules, Inc	174,651
12,814	*	Hospira, Inc	548,055
10,809	e*	Human Genome Sciences, Inc	63,665
7,137		Huntsman Corp	168,076
1,955	e*	Idenix Pharmaceuticals, Inc	9,814
5,414	*	Idexx Laboratories, Inc	266,694
4,456	*	ImClone Systems, Inc	189,024
5,204	*	Immucor, Inc	111,053
3,142	e*	Indevus Pharmaceuticals, Inc	14,987
1,522	e	Innophos Holdings, Inc	24,489
1,454		Innospec, Inc	30,825
418	e	Inter Parfums, Inc	9,229
2,057	e*	InterMune, Inc	29,991
7,280		International Flavors & Fragrances, Inc	320,684
6,045	e*	Inverness Medical Innovations, Inc	181,955
3,892	*	Invitrogen Corp	332,649
10,988	e*	Javelin Pharmaceuticals, Inc	30,876
1,096	e	Kaiser Aluminum Corp	75,953
2,764	e*	Keryx Biopharmaceuticals, Inc	1,658
19,586	*	King Pharmaceuticals, Inc	170,398
1,279		Koppers Holdings, Inc	56,672
227	e	Kronos Worldwide, Inc	5,482
2,762	e*	KV Pharmaceutical Co (Class A)	68,940
1,531	e*	Landec Corp	12,906
6,598	e	Ligand Pharmaceuticals, Inc (Class B)	26,392
5,486		Lubrizol Corp	304,528
930	e	Mannatech, Inc	6,631
3,013	e*	MannKind Corp	17,988
2,703	*	Martek Biosciences Corp	82,631
10,830	e*	Medarex, Inc	95,846
4,277	e*	Medicines Co	86,395
4,145	e	Medicis Pharmaceutical Corp (Class A)	81,615
1,542	e*	Medivation, Inc	21,943
176,342		Merck & Co, Inc	6,692,179
3,696	e	Meridian Bioscience, Inc	123,557
25,855	*	Millennium Pharmaceuticals, Inc	399,718
1,545	e	Minerals Technologies, Inc	97,026
3,507	e*	Minrad International, Inc	8,241
1,900	e*	Momenta Pharmaceuticals, Inc	20,767
44,306		Monsanto Co	4,940,119
12,622	*	Mosaic Co	1,295,017
23,699	e	Mylan Laboratories, Inc	274,908
4,366	e*	Nabi Biopharmaceuticals	17,551

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
11,321		Nalco Holding Co	$239,439
10,486	e*	Nastech Pharmaceutical Co, Inc	24,642
4,831	*	NBTY, Inc	144,688
2,863	e*	Neurocrine Biosciences, Inc	15,460
1,171	e	NewMarket Corp	88,352
465	e	NL Industries, Inc	5,078
1,927	e*	Noven Pharmaceuticals, Inc	17,304
5,334		Olin Corp	105,400
2,185	e*	OM Group, Inc	119,170
1,002	e*	Omrix Biopharmaceuticals, Inc	14,028
4,429	e*	Onyx Pharmaceuticals, Inc	128,574
2,833	e*	OraSure Technologies, Inc	20,709
4,494	e*	OSI Pharmaceuticals, Inc	168,031
2,710	e*	Osiris Therapeutics, Inc	34,092
5,426	e*	Pacific Ethanol, Inc	23,874
2,404	e*	Pain Therapeutics, Inc	20,314
2,342	e*	Par Pharmaceutical Cos, Inc	40,727
5,254	*	Parexel International Corp	137,129
8,778	e*	PDL BioPharma, Inc	92,959
1,388	e*	Penwest Pharmaceuticals Co	3,609
6,178		Perrigo Co	233,096
1,235	e*	PetMed Express, Inc	13,696
571,865		Pfizer, Inc	11,969,134
1,967	e*	PharMerica Corp	32,593
5,644	*	PolyOne Corp	35,952
4,000	e*	Poniard Pharmaceuticals, Inc	13,400
3,470	e*	Pozen, Inc	35,949
13,331	*	PPG Industries, Inc	806,659
25,684		Praxair, Inc	2,163,363
1,691	e*	Prestige Brands Holdings, Inc	13,832
255,942	*	Procter & Gamble Co	17,933,856
1,531	e*	Progenics Pharmaceuticals, Inc	9,997
167	e*	Protalix BioTherapeutics, Inc	439
2,065	*	Quidel Corp	33,164
15,023	e*	Revlon, Inc (Class A)	14,572
2,779	*	Rockwood Holdings, Inc	91,068
11,000		Rohm & Haas Co	594,880
9,617	e	RPM International, Inc	201,380
8	e*	RXi Pharmaceuticals Corp	76
2,713	e*	Salix Pharmaceuticals Ltd	17,038
6,171	*	Santarus, Inc	15,859
131,105		Schering-Plough Corp	1,889,223
2,551	*	Sciele Pharma, Inc	49,745
3,192		Scotts Miracle-Gro Co (Class A)	103,485
3,555		Sensient Technologies Corp	104,837
8,506	*	Sepracor, Inc	166,037
9,019	e	Sherwin-Williams Co	460,330
10,702		Sigma-Aldrich Corp	638,374
3,270	e*	Somaxon Pharmaceuticals, Inc	15,533
642		Stepan Co	24,544
2,950	e*	SuperGen, Inc	7,405
1,619	e*	SurModics, Inc	67,804
2,496	e*	Tercica, Inc	14,302
2,795	e	Tronox, Inc (Class B)	10,901

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,100		UAP Holding Corp	$157,194
900	e*	Ulta Salon Cosmetics & Fragrance, Inc	12,636
1,681	*	United Therapeutics Corp	145,743
1,000	e*	US BioEnergy Corp	5,900
1,120	e*	USANA Health Sciences, Inc	24,674
10,109	e*	USEC, Inc	37,403
6,593	e*	Valeant Pharmaceuticals International	84,588
7,746	e	Valspar Corp	153,681
5,543	e*	Vanda Pharmaceuticals, Inc	21,451
7,076	*	VCA Antech, Inc	193,529
2,367	e*	Verasun Energy Corp	17,397
11,203	e*	Vertex Pharmaceuticals, Inc	267,640
6,600	e*	Viropharma, Inc	59,004
8,076	e*	Warner Chilcott Ltd (Class A)	145,368
8,088	e*	Watson Pharmaceuticals, Inc	237,140
2,076	e	Westlake Chemical Corp	27,092
6,088	e*	WR Grace & Co	138,928
108,830		Wyeth	4,544,741
1,559	*	Xenoport, Inc	63,093
9,644	e*	XOMA Ltd	24,978
2,506	e*	Zymogenetics, Inc	24,559
		TOTAL CHEMICALS AND ALLIED PRODUCTS	112,896,400

COAL MINING - 0.27%
5,740	*	Alpha Natural Resources, Inc	249,346
11,016		Arch Coal, Inc	479,196
14,535		Consol Energy, Inc	1,005,677
9,945	e*	International Coal Group, Inc	63,151
6,815		Massey Energy Co	248,748
21,172	e	Peabody Energy Corp	1,079,772
		TOTAL COAL MINING	3,125,890

COMMUNICATIONS - 4.21%
2,568	e	Alaska Communications Systems Group, Inc	31,432
32,244	*	American Tower Corp (Class A)	1,264,287
2,386	e*	Anixter International, Inc	152,799
501,089		AT&T, Inc	19,191,709
800	e	Atlantic Tele-Network, Inc	27,064
1,395	e*	Audiovox Corp (Class A)	14,899
3,879	e*	Brightpoint, Inc	32,428
17,121	*	Cablevision Systems Corp (Class A)	366,903
1,494	e*	Cbeyond Communications, Inc	28,072
1,116	e*	Centennial Communications Corp	6,596
2,737	*	Central European Media Enterprises Ltd (Class A)	233,275
9,187		CenturyTel, Inc	305,376
37,646	e*	Charter Communications, Inc (Class A)	32,074
16,481	*	Cincinnati Bell, Inc	70,209
15,267	e	Citadel Broadcasting Corp	25,343
27,845		Citizens Communications Co	292,094
40,194		Clear Channel Communications, Inc	1,174,469
1,676	e*	Clearwire Corp (Class A)	24,822
239,271		Comcast Corp (Class A)	4,627,501
1,895	e	Consolidated Communications Holdings, Inc	28,671
2,758	e*	Cox Radio, Inc (Class A)	32,765

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
18,780	e*	Crown Castle International Corp	$647,722
1,364	e*	Crown Media Holdings, Inc (Class A)	7,052
3,769	*	CTC Media, Inc	104,590
3,320	e*	Cumulus Media, Inc (Class A)	21,182
966	e*	DG FastChannel,Inc	18,528
58,131	*	DIRECTV Group, Inc	1,441,067
16,644	*	DISH Network Corp (Class A)	478,182
12,348		Embarq Corp	495,155
2,087	e*	Emmis Communications Corp (Class A)	7,263
2,549	e	Entercom Communications Corp (Class A)	25,312
4,266	e*	Entravision Communications Corp (Class A)	28,412
2,529	e	Fairpoint Communications, Inc	22,812
8,070	e*	FiberTower Corp	14,203
523	e*	Fisher Communications, Inc	16,297
11,950	*	Foundry Networks, Inc	138,381
3,128	e*	General Communication, Inc (Class A)	19,206
1,280	*	GeoEye, Inc	33,267
3,324	e*	Global Crossing Ltd	50,392
6,441		Global Payments, Inc	266,400
1,429	e*	Globalstar, Inc	10,417
2,720	e	Gray Television, Inc	15,477
1,609	e*	Harris Stratex Networks, Inc (Class A)	16,138
2,451	e	Hearst-Argyle Television, Inc	50,564
471	e*	Hughes Communications, Inc	23,870
13,577	*	IAC/InterActiveCorp	281,859
2,397	e	Ibasis, Inc	9,828
7,585	e*	ICO Global Communications Holdings Ltd	23,438
3,466	e	IDT Corp (Class B)	13,413
3,362	e	Iowa Telecommunications Services, Inc	59,608
1,117		iPCS, Inc	26,082
4,182	e*	j2 Global Communications, Inc	93,342
1,886	e*	Knology, Inc	24,424
3,914	e*	Leap Wireless International, Inc	182,392
120,532	e*	Level 3 Communications, Inc	255,528
28,003	e*	Liberty Global, Inc (Class A)	954,342
10,337	*	Liberty Media Corp - Capital (Series A)	162,704
41,348	*	Liberty Media Corp - Entertainment (Series A)	936,119
48,855	*	Liberty Media Holding Corp (Interactive A)	788,520
1,731	e*	Lin TV Corp (Class A)	16,635
1,664	e*	Lodgenet Entertainment Corp	10,134
3,498	*	Mastec, Inc	28,719
3,808	e*	Mediacom Communications Corp (Class A)	16,489
4,193	e*	MetroPCS Communications, Inc	71,281
6,087	e*	NeuStar, Inc (Class A)	161,184
3,640	e*	Nexstar Broadcasting Group, Inc (Class A)	21,476
1,998	e*	Nextwave Wireless, Inc	10,090
13,984	*	NII Holdings, Inc	444,412
2,620	e*	Novatel Wireless, Inc	25,362
2,038		NTELOS Holdings Corp	49,320
2,310	e*	Orbcomm, Inc	11,458
5,054	e*	PAETEC Holding Corp	33,660
128,968	e	Qwest Communications International, Inc	584,225
4,809	e*	Radio One, Inc (Class D)	7,310
1,810	e	RCN Corp	20,236

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,250	e*	Rural Cellular Corp (Class A)	$55,288
680		Salem Communications Corp (Class A)	2,727
2,031	e*	SAVVIS, Inc	33,044
7,949	e*	SBA Communications Corp (Class A)	237,119
1,530		Shenandoah Telecom Co	22,705
2,967	e	Sinclair Broadcast Group, Inc (Class A)	26,436
2,978	e*	Spanish Broadcasting System, Inc (Class A)	5,271
230,745		Sprint Nextel Corp	1,543,684
1,132	e	SureWest Communications	17,501
910	e*	Switch & Data Facilities Co, Inc	9,291
3,097	*	Syniverse Holdings, Inc	51,596
8,085		Telephone & Data Systems, Inc	317,498
3,425	*	Terremark Worldwide, Inc	18,769
12,088	*	Time Warner Cable, Inc (Class A)	301,958
7,817	*	TiVo, Inc	68,477
1,359	*	US Cellular Corp	74,745
1,775		USA Mobility, Inc	12,674
236,803		Verizon Communications, Inc	8,631,469
2,100	e*	Virgin Mobile USA, Inc	4,263
2,083	e*	Vonage Holdings Corp	3,854
38,551		Windstream Corp	460,684
22,044	e*	XM Satellite Radio Holdings, Inc (Class A)	256,151
		TOTAL COMMUNICATIONS	49,393,471

DEPOSITORY INSTITUTIONS - 7.18%
847		1st Source Corp	17,829
2,315	e	Amcore Financial, Inc	47,110
674	e	AmericanWest Bancorp	5,877
686	e	Ameris Bancorp	11,017
1,394	e	Anchor Bancorp Wisconsin, Inc	26,444
10,303	e	Associated Banc-Corp	274,369
7,399		Astoria Financial Corp	200,957
44,576	e	BB&T Corp	1,429,107
2,500	e*	Beneficial Mutual Bancorp, Inc	24,725
2,203		BOK Financial Corp	115,063
744	e	Bancfirst Corp	34,060
1,982		Banco Latinoamericano de Exportaciones S.A.	30,523
574	*	Bancorp, Inc	6,934
7,231		Bancorpsouth, Inc	167,470
4,203		Bank Mutual Corp	45,140
360,863		Bank of America Corp	13,680,316
4,296		Bank of Hawaii Corp	212,910
932	e	Bank of the Ozarks, Inc	22,275
92,432		Bank of New York Mellon Corp	3,857,187
3,114	e	BankAtlantic Bancorp, Inc (Class A)	12,176
1,731	e	BankFinancial Corp	27,540
5,462	e	BankUnited Financial Corp (Class A)	27,365
932	e	Banner Corp	21,473
402	e	Berkshire Hills Bancorp, Inc	10,126
4,625	e	Boston Private Financial Holdings, Inc	48,979
4,247	e	Brookline Bancorp, Inc	48,756
4,509	e	CVB Financial Corp	46,939
878	e	Capital City Bank Group, Inc	25,462
640	e	Capital Corp of the West	5,133

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
838	e	Capitol Bancorp Ltd	$17,715
2,231	e	Capitol Federal Financial	83,618
1,729	e	Cascade Bancorp	16,529
416	e	Cass Information Systems, Inc	13,129
4,114	e	Cathay General Bancorp	85,283
3,680	e*	Centennial Bank Holdings, Inc	23,110
705		Center Financial Corp	6,387
1,951	e	Central Pacific Financial Corp	36,776
1,721	e	Chemical Financial Corp	41,029
423,144		Citigroup, Inc	9,063,744
6,479	e	Citizens Banking Corp	80,534
1,074	e	City Bank	23,918
1,809		City Holding Co	72,179
3,388		City National Corp	167,570
665	e	Clifton Savings Bancorp, Inc	6,703
851	e	CoBiz, Inc	11,080
13,091	e	Colonial Bancgroup, Inc	126,066
1,281	e	Columbia Banking System, Inc	28,669
12,456		Comerica, Inc	436,956
6,332		Commerce Bancshares, Inc	266,134
317	e*	Community Bancorp	4,299
2,176	e	Community Bank System, Inc	53,443
986	e	Community Trust Bancorp, Inc	28,890
2,522	e	Corus Bankshares, Inc	24,539
4,970		Cullen/Frost Bankers, Inc	263,609
1,770		Dime Community Bancshares	30,940
1,168	e*	Dollar Financial Corp	26,864
1,702	e	Downey Financial Corp	31,283
5,815	e	East West Bancorp, Inc	103,216
506	e	Enterprise Financial Services Corp	12,650
3,332	e*	Euronet Worldwide, Inc	64,174
4,412	e	FNB Corp	68,871
44,251		Fifth Third Bancorp	925,731
915	e	First Bancorp	18,236
8,434	e	First Bancorp	85,689
2,657	e	First Busey Corp	56,116
3,135	e	First Charter Corp	83,736
531		First Citizens Bancshares, Inc (Class A)	73,995
5,866	e	First Commonwealth Financial Corp	67,987
2,001	e	First Community Bancorp, Inc	53,727
675	e	First Community Bancshares, Inc	24,584
2,395		First Financial Bancorp	32,213
2,018	e	First Financial Bankshares, Inc	82,698
1,067	e	First Financial Corp	32,842
1,050	e	First Financial Holdings, Inc	24,633
10,429	e	First Horizon National Corp	146,110
1,232	e	First Merchants Corp	35,161
4,559	e	First Midwest Bancorp, Inc	126,603
9,160		First Niagara Financial Group, Inc	124,484
990	e	First Place Financial Corp	12,870
585	e*	First Regional Bancorp	9,594
587	e	First South Bancorp, Inc	13,208
1,136	e	First State Bancorporation	15,211
1,227	e*	FirstFed Financial Corp	33,313

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
6,734	e	FirstMerit Corp	$139,124
2,890	e	Flagstar Bancorp, Inc	20,866
1,422	e	Flushing Financial Corp	24,999
1,503	e*	Franklin Bank Corp	4,554
11,119	e*	Fremont General Corp	5,560
3,542	e	Frontier Financial Corp	62,623
13,886	e	Fulton Financial Corp	170,659
4,340	e	Glacier Bancorp, Inc	83,198
796	e	Great Southern Bancorp, Inc	12,426
1,549	e	Greene County Bancshares, Inc	27,402
2,298	e	Hancock Holding Co	96,562
2,440	e	Hanmi Financial Corp	18,032
2,147	e	Harleysville National Corp	30,960
996	e	Heartland Financial USA, Inc	21,075
751	e	Heritage Commerce Corp	13,766
842	e	Home Bancshares, Inc	17,573
926	e	Horizon Financial Corp	12,788
43,815		Hudson City Bancorp, Inc	774,649
28,232	e	Huntington Bancshares, Inc	303,494
1,293	e	IBERIABANK Corp	57,215
396		Imperial Capital Bancorp, Inc	8,562
1,012	e	Independent Bank Corp	29,905
1,412	e	Independent Bank Corp	14,657
9,131	e	IndyMac Bancorp, Inc	45,290
1,349	e	Integra Bank Corp	21,854
3,421	e	International Bancshares Corp	77,246
3,385	*	Investors Bancorp, Inc	51,960
1,267	e	Irwin Financial Corp	6,728
277,701		JPMorgan Chase & Co	11,927,258
1,143	e	Kearny Financial Corp	12,516
32,244		Keycorp	707,756
1,193	e	Lakeland Bancorp, Inc	15,425
484	e	Lakeland Financial Corp	10,963
6,042	e	M&T Bank Corp	486,260
2,960	e	MB Financial, Inc	91,109
1,196	e	Macatawa Bank Corp	12,450
747	e	MainSource Financial Group, Inc	11,579
21,032		Marshall & Ilsley Corp	487,942
6,540	*	Metavante Technologies, Inc	130,735
995	e	Midwest Banc Holdings, Inc	12,716
342	e	NASB Financial, Inc	8,960
2,846	e	NBT Bancorp, Inc	63,181
1,730	e	Nara Bancorp, Inc	22,473
46,613	e	National City Corp	463,799
6,442	e	National Penn Bancshares, Inc	117,180
3,239	*	Net 1 UEPS Technologies, Inc	73,039
26,028	e	New York Community Bancorp, Inc	474,230
8,912	e	NewAlliance Bancshares, Inc	109,261
17,647		Northern Trust Corp	1,172,996
2,320	*	Northfield Bancorp Inc	23,780
2,652	e	Northwest Bancorp, Inc	72,479
4,545	e	Old National Bancorp	81,810
950	e	Old Second Bancorp, Inc	25,232
682	e	Omega Financial Corp	21,278

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,407		Oriental Financial Group, Inc	$27,732
1,515	e	PFF Bancorp, Inc	12,605
28,131		PNC Financial Services Group, Inc	1,844,550
3,392	e	Pacific Capital Bancorp	72,928
985	e	Park National Corp	69,787
21,381		People's United Financial, Inc	370,105
753		Peoples Bancorp, Inc	18,155
936	e*	Pinnacle Financial Partners, Inc	23,962
23,271		Popular, Inc	271,340
493	e	Preferred Bank	8,228
1,692	e	PrivateBancorp, Inc	53,247
3,071	e	Prosperity Bancshares, Inc	88,015
2,200	e	Provident Bankshares Corp	23,628
4,520		Provident Financial Services, Inc	63,913
2,942	e	Provident New York Bancorp	39,717
56,322		Regions Financial Corp	1,112,360
2,252	e	Renasant Corp	50,670
405	e	Republic Bancorp, Inc (Class A)	7,646
570	e	Royal Bancshares of Pennsylvania (Class A)	8,248
2,040	e	S&T Bancorp, Inc	65,627
994	e	S.Y. Bancorp, Inc	23,101
639	e	SCBT Financial Corp	21,598
2,738	e*	SVB Financial Group	119,486
1,080	e	Sandy Spring Bancorp, Inc	29,722
501		Santander BanCorp	5,065
930	e	Seacoast Banking Corp of Florida	10,184
1,592	e	Security Bank Corp	12,656
251	e	Sierra Bancorp	5,424
1,978	e*	Signature Bank	50,439
1,157	e	Simmons First National Corp (Class A)	34,398
5,289	e	South Financial Group, Inc	78,595
814	e	Southside Bancshares, Inc	19,593
763		Southwest Bancorp, Inc	13,360
34,219	e	Sovereign Bancorp, Inc	318,921
32,595		State Street Corp	2,575,005
1,269	e	Sterling Bancorp	19,708
4,840		Sterling Bancshares, Inc	48,110
1,876	e	Sterling Financial Corp	32,736
3,665	e	Sterling Financial Corp	57,211
699	e	Suffolk Bancorp	22,144
883	*	Sun Bancorp, Inc	11,629
28,876		SunTrust Banks, Inc	1,592,223
2,466	e*	Superior Bancorp	12,256
6,918	e	Susquehanna Bancshares, Inc	140,920
21,463	e	Synovus Financial Corp	237,381
9,794	e	TCF Financial Corp	175,508
7,658	e	TFS Financial Corp	92,126
296		Taylor Capital Group, Inc	4,860
1,548	e*	Texas Capital Bancshares, Inc	26,130
1,554	e	TierOne Corp	17,529
549	e	Tompkins Trustco, Inc	27,011
977	e	Trico Bancshares	16,912
5,084	e	Trustco Bank Corp NY	45,197
4,119	e	Trustmark Corp	91,771

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
142,088		US Bancorp	$4,597,968
7,219	e	UCBH Holdings, Inc	56,019
2,747	e	UMB Financial Corp	113,176
4,445	e	Umpqua Holdings Corp	68,942
902	e	Union Bankshares Corp	17,472
4,013		UnionBanCal Corp	196,958
2,884	e	United Bankshares, Inc	76,859
3,900	e	United Community Banks, Inc	66,222
2,248	e	United Community Financial Corp	13,938
296	e	United Security Bancshares	4,973
793	e	Univest Corp of Pennsylvania	20,769
10,751	e	Valley National Bancorp	206,527
820		ViewPoint Financial Group	13,538
874	e*	Virginia Commerce Bancorp	10,034
7,361	e	W Holding Co, Inc	8,760
425	e	WSFS Financial Corp	20,944
162,286		Wachovia Corp	4,381,722
7,609	e	Washington Federal, Inc	173,790
70,015	e	Washington Mutual, Inc	721,155
835	e	Washington Trust Bancorp, Inc	20,725
439	e*	Wauwatosa Holdings, Inc	5,224
4,347		Webster Financial Corp	121,151
276,106		Wells Fargo & Co	8,034,685
2,313		WesBanco, Inc	57,154
1,165		West Coast Bancorp	16,997
3,002	e	Westamerica Bancorporation	157,905
888	e*	Western Alliance Bancorp	11,420
62,163		Western Union Co	1,322,207
1,692	e	Westfield Financial, Inc	16,531
5,938	e	Whitney Holding Corp	147,203
5,524		Wilmington Trust Corp	171,796
1,162		Wilshire Bancorp, Inc	8,878
1,892	e	Wintrust Financial Corp	66,125
8,805	e	Zions Bancorporation	401,068
		TOTAL DEPOSITORY INSTITUTIONS	84,222,251

EATING AND DRINKING PLACES - 0.91%
2,213	e*	AFC Enterprises	19,895
685	e*	BJ's Restaurants, Inc	9,871
885	e*	Benihana, Inc (Class A)	9,974
3,189	e	Bob Evans Farms, Inc	87,985
8,259		Brinker International, Inc	153,204
1,121	e*	Buffalo Wild Wings, Inc	27,465
5,067		Burger King Holdings, Inc	140,153
2,103	e	CBRL Group, Inc	75,224
2,169	*	CEC Entertainment, Inc	62,641
4,601	e	CKE Restaurants, Inc	51,623
2,127	e*	California Pizza Kitchen, Inc	27,885
2,786	e*	Chipotle Mexican Grill, Inc (Class B)	270,493
11,193		Darden Restaurants, Inc	364,332
13,252	*	Denny's Corp	39,491
4,642	e	Domino's Pizza, Inc	62,621
1,407	e	IHOP Corp	67,395
4,542	*	Jack in the Box, Inc	122,044

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,091	e*	Krispy Kreme Doughnuts, Inc	$12,478
1,218	e	Landry's Restaurants, Inc	19,829
788	e*	McCormick & Schmick's Seafood Restaurants, Inc	9,180
97,079	*	McDonald's Corp	5,414,096
421	e*	Morton's Restaurant Group, Inc	3,339
1,468	e	O'Charleys, Inc	16,911
1,800	e*	PF Chang's China Bistro, Inc	51,192
1,562	e*	Papa John's International, Inc	37,816
1,322	e*	Red Robin Gourmet Burgers, Inc	49,668
4,035	e	Ruby Tuesday, Inc	30,263
1,290	e*	Ruth's Chris Steak House, Inc	8,914
5,512	e*	Sonic Corp	121,484
58,652	*	Starbucks Corp	1,026,410
3,274	e*	Texas Roadhouse, Inc (Class A)	32,085
5,222	e*	Cheesecake Factory	113,787
1,868	e*	Steak N Shake Co	14,701
15,475	e	Tim Hortons, Inc	526,924
4,161	e	Triarc Cos (Class B)	28,753
6,605		Wendy's International, Inc	152,311
38,054		Yum! Brands, Inc	1,415,989
		TOTAL EATING AND DRINKING PLACES	10,678,426

EDUCATIONAL SERVICES - 0.10%
400	*	American Public Education, Inc	12,148
11,552	*	Apollo Group, Inc (Class A)	499,046
7,805	e*	Career Education Corp	99,280
8,175	e*	Corinthian Colleges, Inc	59,105
4,663		DeVry, Inc	195,100
3,315	e*	ITT Educational Services, Inc	152,258
1,156	e	Strayer Education, Inc	176,290
2,118	e*	Universal Technical Institute, Inc	24,844
		TOTAL EDUCATIONAL SERVICES	1,218,071

ELECTRIC, GAS, AND SANITARY SERVICES - 4.14%
53,641	*	AES Corp	894,195
6,447		AGL Resources, Inc	221,261
13,375		Allegheny Energy, Inc	675,438
2,062	e	Allete, Inc	79,634
9,158		Alliant Energy Corp	320,622
22,172	*	Allied Waste Industries, Inc	239,679
16,730		Ameren Corp	736,789
873		American Ecology Corp	22,113
32,085		American Electric Power Co, Inc	1,335,699
1,088	e	American States Water Co	39,168
10,697		Aqua America, Inc	200,890
25,149	*	Aquila, Inc	80,728
6,808		Atmos Energy Corp	173,604
4,561		Avista Corp	89,213
2,739	e	Black Hills Corp	98,001
1,868	e	California Water Service Group	71,264
1,535	*	Casella Waste Systems, Inc (Class A)	16,778
24,655		Centerpoint Energy, Inc	351,827
732		Central Vermont Public Service Corp	17,495
1,617	e	CH Energy Group, Inc	62,901

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
700	e*	Clean Energy Fuels Corp	$9,352
1,671	*	Clean Harbors, Inc	108,615
4,925		Cleco Corp	109,237
16,876	e	CMS Energy Corp	228,501
21,875		Consolidated Edison, Inc	868,438
1,060	e	Consolidated Water Co, Inc	23,352
14,757		Constellation Energy Group, Inc	1,302,600
9,569	*	Covanta Holding Corp	263,148
3,444	e	Crosstex Energy, Inc	116,924
46,556		Dominion Resources, Inc	1,901,347
9,751	e	DPL, Inc	250,016
13,418	e	DTE Energy Co	521,826
101,729		Duke Energy Corp	1,815,863
24,498	*	Dynegy, Inc (Class A)	193,289
26,263		Edison International	1,287,412
57,484	e	El Paso Corp	956,534
4,511	*	El Paso Electric Co	96,400
2,823		Empire District Electric Co	57,166
5,610		Energen Corp	349,503
13,002		Energy East Corp	313,608
2,300		EnergySolutions Inc	52,762
460	e	EnergySouth, Inc	24,007
300	e*	EnerNOC, Inc	3,420
15,939		Entergy Corp	1,738,626
54,880		Exelon Corp	4,460,098
24,571		FirstEnergy Corp	1,686,062
32,923	*	FPL Group, Inc	2,065,589
6,961	e	Great Plains Energy, Inc	171,589
7,258	e	Hawaiian Electric Industries, Inc	173,248
3,419	e	Idacorp, Inc	109,784
6,644		Integrys Energy Group, Inc	309,876
3,889	e	ITC Holdings Corp	202,461
2,156	e	Laclede Group, Inc	76,818
14,317		MDU Resources Group, Inc	351,482
1,299	e	MGE Energy, Inc	44,244
17,508	*	Mirant Corp	637,116
6,878	e	National Fuel Gas Co	324,710
3,837	e	New Jersey Resources Corp	119,139
3,204	e	Nicor, Inc	107,366
21,355		NiSource, Inc	368,160
12,030		Northeast Utilities	295,216
2,153		Northwest Natural Gas Co	93,526
3,402	e	NorthWestern Corp	82,907
19,585	e*	NRG Energy, Inc	763,619
8,938	e	NSTAR	271,983
7,420		OGE Energy Corp	231,281
8,097		Oneok, Inc	361,369
1,400		Ormat Technologies, Inc	60,214
2,406	e	Otter Tail Corp	85,148
16,348		Pepco Holdings, Inc	404,123
28,332		PG&E Corp	1,043,184
1,112	e*	Pico Holdings, Inc	33,616
6,530		Piedmont Natural Gas Co, Inc	171,478
1,280	e*	Pike Electric Corp	17,830

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
7,948		Pinnacle West Capital Corp	$278,816
5,546	e	PNM Resources, Inc	69,159
2,904		Portland General Electric Co	65,485
30,920		PPL Corp	1,419,846
21,320		Progress Energy, Inc	889,044
773	*	Progress Energy, Inc	8
40,912		Public Service Enterprise Group, Inc	1,644,253
10,539		Puget Energy, Inc	272,644
13,928		Questar Corp	787,768
27,261	*	Reliant Energy, Inc	644,723
13,032		Republic Services, Inc	381,056
1,550	e	Resource America, Inc (Class A)	14,648
9,796		SCANA Corp	358,338
21,222		Sempra Energy	1,130,708
18,892		Sierra Pacific Resources	238,606
1,222	e	SJW Corp	34,937
2,516	e	South Jersey Industries, Inc	88,337
61,378		Southern Co	2,185,671
8,576		Southern Union Co	199,564
3,060		Southwest Gas Corp	85,558
1,337	e	Southwest Water Co	14,801
7,048	*	Stericycle, Inc	362,972
15,882		TECO Energy, Inc	253,318
8,836		UGI Corp	220,193
1,965	e	UIL Holdings Corp	59,205
3,245		Unisource Energy Corp	72,234
6,181	e	Vectren Corp	165,836
6,048	*	Waste Connections, Inc	185,916
800	e	Waste Industries USA, Inc	28,920
1,264	e*	Waste Services, Inc	10,264
8,089	e	Westar Energy, Inc	184,187
3,922	e	WGL Holdings, Inc	125,739
48,569		Williams Cos, Inc	1,601,806
9,633		Wisconsin Energy Corp	423,756
33,397		Xcel Energy, Inc	666,270
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	48,607,067

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.18%
1,190	e*	Acme Packet, Inc	9,508
2,034	e*	Actel Corp	31,141
3,364	e	Acuity Brands, Inc	144,484
7,913	e*	Adaptec, Inc	23,264
9,483	*	ADC Telecommunications, Inc	114,555
4,569		Adtran, Inc	84,527
6,179	*	Advanced Analogic Technologies, Inc	34,726
3,940	*	Advanced Energy Industries, Inc	52,244
49,111	e*	Advanced Micro Devices, Inc	289,264
26,236		Altera Corp	483,529
3,424	e*	American Superconductor Corp	79,403
8,596		Ametek, Inc	377,450
10,337	e*	Amkor Technology, Inc	110,606
14,068		Amphenol Corp (Class A)	524,033
5,432	e*	Anadigics, Inc	35,634
24,602		Analog Devices, Inc	726,251

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
70,247	*	Apple Computer, Inc	$10,080,445
6,957	e*	Applied Micro Circuits Corp	49,951
11,126	e*	Arris Group, Inc	64,753
4,102	e*	Atheros Communications, Inc	85,486
40,010	*	Atmel Corp	139,235
2,319	e*	ATMI, Inc	64,538
21,071	e*	Avanex Corp	14,960
12,258	*	Avnet, Inc	401,204
3,267	e	AVX Corp	41,850
860	e*	AZZ, Inc	30,599
3,139		Baldor Electric Co	87,892
831	e	Bel Fuse, Inc (Class B)	23,152
5,858	*	Benchmark Electronics, Inc	105,151
929	e*	BigBand Networks, Inc	5,323
37,997	*	Broadcom Corp (Class A)	732,202
2,398	e*	Ceradyne, Inc	76,640
3,547	*	Checkpoint Systems, Inc	95,237
6,915	e*	Ciena Corp	213,189
493,761	*	Cisco Systems, Inc	11,894,702
1,676	e*	Comtech Telecommunications Corp	65,364
33,104	e*	Conexant Systems, Inc	19,197
14,998		Cooper Industries Ltd (Class A)	602,170
6,476	e*	Cree, Inc	181,069
2,860		CTS Corp	30,602
1,286	e	Cubic Corp	36,561
13,175	e*	Cypress Semiconductor Corp	311,062
2,008	e*	Diodes, Inc	44,096
10,718	e*	Ditech Networks, Inc	31,511
2,867	*	Dolby Laboratories, Inc (Class A)	103,957
2,395	*	DSP Group, Inc	30,512
1,298	e*	DTS, Inc	31,152
11,718		Eaton Corp	933,573
3,172	e*	EchoStar Corp (Class A)	93,701
2,090	e*	Electro Scientific Industries, Inc	34,443
1,000	*	EMS Technologies, Inc	27,140
4,658	*	Energizer Holdings, Inc	421,456
3,466	e*	Energy Conversion Devices, Inc	103,633
3,108	*	EnerSys	74,343
9,651	e*	Evergreen Solar, Inc	89,465
2,144	e*	Exar Corp	17,645
9,427	*	Fairchild Semiconductor International, Inc	112,370
21,254	e*	Finisar Corp	27,205
2,829	*	First Solar, Inc	653,895
1,518		Franklin Electric Co, Inc	51,870
8,256	e*	FuelCell Energy, Inc	54,902
17,281	*	Gemstar-TV Guide International, Inc	81,221
9,701	*	GrafTech International Ltd	157,253
1,267	e*	Greatbatch, Inc	23,325
4,995	e	Harman International Industries, Inc	217,482
8,009	*	Harmonic, Inc	60,868
10,823		Harris Corp	525,240
2,217	e*	Helen of Troy Ltd	37,179
7,028	e*	Hexcel Corp	134,305
1,184	*	Hittite Microwave Corp	44,305

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
63,312		Honeywell International, Inc	$3,572,063
2,449	e*	Hutchinson Technology, Inc	38,964
2,318	e	Imation Corp	52,711
1,000	*	Infinera Corp	12,000
16,319	*	Integrated Device Technology, Inc	145,729
472,437		Intel Corp	10,006,216
3,553	e*	InterDigital, Inc	70,385
5,812	*	International Rectifier Corp	124,958
10,796		Intersil Corp (Class A)	277,133
2,611	*	InterVoice, Inc	20,784
711	e*	IPG Photonics Corp	11,156
1,870	e*	iRobot Corp	31,996
1,213	*	IXYS Corp	8,285
5,621	e*	Jarden Corp	122,201
17,015	e*	JDS Uniphase Corp	227,831
6,433	e*	Kemet Corp	25,989
10,102		L-3 Communications Holdings, Inc	1,104,553
7,232	e*	Lattice Semiconductor Corp	20,539
3,547		Lincoln Electric Holdings, Inc	228,746
18,030	e	Linear Technology Corp	553,341
1,486	*	Littelfuse, Inc	51,965
765	e*	Loral Space & Communications, Inc	18,238
1,191	e	LSI Industries, Inc	15,733
55,867	e*	LSI Logic Corp	276,542
36,769	*	Marvell Technology Group Ltd	400,047
3,972	*	Mattson Technology, Inc	24,189
4,190	e*	Medis Technologies Ltd	38,003
18,678	*	MEMC Electronic Materials, Inc	1,324,270
1,417	e*	Mercury Computer Systems, Inc	7,964
3,008		Methode Electronics, Inc	35,164
4,803	e	Micrel, Inc	44,524
15,120	e	Microchip Technology, Inc	494,878
56,569	e*	Micron Technology, Inc	337,717
5,525	e*	Microsemi Corp	125,970
3,670	*	Microtune, Inc	13,432
3,813	*	MIPS Technologies, Inc	15,099
10,791		Molex, Inc	249,920
1,603	*	Monolithic Power Systems, Inc	28,261
3,486	*	Moog, Inc (Class A)	147,144
187,262	*	Motorola, Inc	1,741,537
15,196	e*	MRV Communications, Inc	20,819
683	e*	Multi-Fineline Electronix, Inc	12,820
309	e	National Presto Industries, Inc	16,192
20,801		National Semiconductor Corp	381,074
27,750	*	NetApp, Inc	556,388
1,926	e*	Netlogic Microsystems, Inc	46,494
9,584	*	Novellus Systems, Inc	201,743
43,067	*	Nvidia Corp	852,296
4,385	e*	Omnivision Technologies, Inc	73,756
25,034	e*	ON Semiconductor Corp	142,193
8,251	e*	On2 Technologies, Inc	8,416
18,386	e	Openwave Systems, Inc	45,046
1,582	e*	Oplink Communications, Inc	14,032
1,500	e*	OpNext, Inc	8,175

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,180	*	Optium Corp	$29,385
922	e*	OSI Systems, Inc	21,224
1,256	e	Park Electrochemical Corp	32,468
2,505	*	Pericom Semiconductor Corp	36,773
3,034	*	Photronics, Inc	28,975
3,457		Plantronics, Inc	66,755
3,964	*	Plexus Corp	111,190
3,407	e*	PLX Technology, Inc	22,725
20,921	e*	PMC - Sierra, Inc	119,250
7,826	*	Polycom, Inc	176,398
1,790	e*	Polypore International, Inc	37,035
350	*	Powell Industries, Inc	13,780
4,862	e*	Power-One, Inc	15,607
11,780	e*	Powerwave Technologies, Inc	30,039
11,852	*	QLogic Corp	181,928
136,041		Qualcomm, Inc	5,577,681
9,864		RadioShack Corp	160,290
9,506	e*	Rambus, Inc	221,585
1,106	e	Raven Industries, Inc	33,512
2,673	e	Regal-Beloit Corp	97,912
27,011	e*	RF Micro Devices, Inc	71,849
1,214	*	Rogers Corp	40,560
1,060	e*	Rubicon Technology Inc	30,719
40,403	*	Sanmina-SCI Corp	65,453
2,218	e*	Seachange International, Inc	15,593
5,307	*	Semtech Corp	76,049
8,311	e*	Silicon Image, Inc	41,638
3,931	*	Silicon Laboratories, Inc	123,984
6,899	*	Silicon Storage Technology, Inc	18,075
114,453	e*	Sirius Satellite Radio, Inc	327,336
12,128	e*	Skyworks Solutions, Inc	88,292
3,650	e*	Smart Modular Technologies WWH, Inc	22,667
10,720	e*	Spansion, Inc (Class A)	29,480
4,136	e*	Spectrum Brands, Inc	18,902
1,620	*	Standard Microsystems Corp	47,272
600	e*	Starent Networks Corp	8,100
1,067	*	Stoneridge, Inc	14,351
2,135	e*	Sunpower Corp (Class A)	159,079
885	e*	Supertex, Inc	18,063
11,962	e*	Sycamore Networks, Inc	43,781
3,492	e*	Symmetricom, Inc	12,187
1,882	e*	Synaptics, Inc	44,942
9,130	e*	Syntax-Brillian Corp	8,947
2,698		Technitrol, Inc	62,405
1,290	e*	Techwell, Inc	13,984
3,831	e*	Tekelec	47,696
3,145		Teleflex, Inc	150,048
32,326	e*	Tellabs, Inc	176,177
3,886	*	Tessera Technologies, Inc	80,829
107,542	*	Texas Instruments, Inc	3,040,212
4,686	*	Thomas & Betts Corp	170,430
4,543	e*	Trident Microsystems, Inc	23,396
8,908	*	Triquint Semiconductor, Inc	45,074
3,103	*	TTM Technologies, Inc	35,126

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
39,853		Tyco Electronics Ltd	$1,367,755
1,387	*	Ultra Clean Holdings	13,593
1,534	e*	Universal Display Corp	21,967
1,021	e*	Universal Electronics, Inc	24,718
10,172	e*	Utstarcom, Inc	28,888
6,832	*	Varian Semiconductor Equipment Associates, Inc	192,321
1,525	*	Viasat, Inc	33,123
1,042	e	Vicor Corp	12,441
14,865	*	Vishay Intertechnology, Inc	134,677
832	*	Volterra Semiconductor Corp	9,427
6,343	e	Whirlpool Corp	550,446
24,488		Xilinx, Inc	581,590
1,860	e*	Zoltek Cos, Inc	49,327
4,035	*	Zoran Corp	55,118
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	72,479,420

ENGINEERING AND MANAGEMENT SERVICES - 0.96%
1,637	e*	Advisory Board Co	89,937
2,940	e*	Aecom Technology Corp	76,469
10,394	e*	Amylin Pharmaceuticals, Inc	303,609
6,305	*	Applera Corp (Celera Genomics Group)	92,684
5,437	e*	Ariad Pharmaceuticals, Inc	18,323
811	e	CDI Corp	20,316
34,559	*	Celgene Corp	2,118,121
250	e*	comScore, Inc	5,015
793	e*	Cornell Cos, Inc	17,811
3,019		Corporate Executive Board Co	122,209
1,065	e*	CRA International, Inc	34,229
4,501	*	CV Therapeutics, Inc	32,092
1,744	e	Diamond Management & Technology Consultants, Inc	11,249
3,591	e*	eResearch Technology, Inc	44,600
7,070	e*	Exelixis, Inc	49,137
1,038	*	Exponent, Inc	34,088
7,139		Fluor Corp	1,007,741
1,400	*	Genpact Ltd	17,150
4,049	*	Gen-Probe, Inc	195,162
1,576	e*	Greenfield Online, Inc	18,691
3,538	e*	Harris Interactive, Inc	9,659
7,392	*	Hewitt Associates, Inc (Class A)	293,980
1,583	*	Huron Consulting Group, Inc	65,774
7,808	e*	Incyte Corp	82,062
6,424	e*	Isis Pharmaceuticals, Inc	90,643
9,658	*	Jacobs Engineering Group, Inc	710,732
13,361		KBR, Inc	370,501
833	*	Kendle International, Inc	37,418
3,019	e*	Kosan Biosciences, Inc	4,740
632		Landauer, Inc	31,815
1,618	*	LECG Corp	15,144
2,593	e*	Lifecell Corp	108,984
2,021	e*	Luminex Corp	39,713
1,528		MAXIMUS, Inc	56,093
1,732	e*	Maxygen, Inc	11,189
17,730	*	McDermott International, Inc	971,959
528	*	Michael Baker Corp	11,859

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
17,035	e	Moody's Corp	$593,329
546	e*	MTC Technologies, Inc	12,984
3,130	e*	Myriad Genetics, Inc	126,108
4,194	e*	Navigant Consulting, Inc	79,602
2,350	e*	Neurogen Corp	4,371
3,287	e*	Omnicell, Inc	66,069
27,289		Paychex, Inc	934,921
1,251	e*	PharmaNet Development Group, Inc	31,563
12,776		Quest Diagnostics, Inc	578,370
4,562	e*	Regeneron Pharmaceuticals, Inc	87,545
20,344	e*	Rentech, Inc	18,106
3,290		Resources Connection, Inc	58,792
3,194	*	Rigel Pharmaceuticals, Inc	59,600
2,153	*	RTI Biologics, Inc	20,346
13,862	e*	SAIC, Inc	257,695
5,306	e*	Savient Pharmaceuticals, Inc	106,120
3,046	e*	Seattle Genetics, Inc	27,719
2,432	e*	Senomyx, Inc	14,349
6,381	*	Shaw Group, Inc	300,800
820	*	Stanley, Inc	24,157
1,965	e*	Symyx Technologies, Inc	14,738
1,084	e*	Tejon Ranch Co	40,455
6,868	e*	Telik, Inc	16,758
4,560	e*	Tetra Tech, Inc	88,966
6,190	*	URS Corp	202,351
6,819	e*	Verenium Corp	24,003
3,388		Watson Wyatt & Co Holdings (Class A)	192,269
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	11,202,984

FABRICATED METAL PRODUCTS - 0.54%
2,854	*	Alliant Techsystems, Inc	295,475
791	e	Ameron International Corp	73,982
5,733		Aptargroup, Inc	223,186
8,435		Ball Corp	387,504
1,720	*	Chart Industries, Inc	58,205
1,254		CIRCOR International, Inc	57,998
8,960		Commercial Metals Co	268,531
3,301	e*	Commercial Vehicle Group, Inc	32,713
3,734		Crane Co	150,667
13,396	*	Crown Holdings, Inc	337,043
1,300		Dynamic Materials Corp	56,160
2,117	e*	Griffon Corp	18,206
1,051		Gulf Island Fabrication, Inc	30,185
38,147		Illinois Tool Works, Inc	1,839,830
1,657	e	Insteel Industries, Inc	19,271
1,505	*	Ladish Co, Inc	54,180
595	e	Lifetime Brands, Inc	5,319
3,177	e*	Mobile Mini, Inc	60,363
10,732	e	Mueller Water Products, Inc (Class A)	87,788
1,525	e*	NCI Building Systems, Inc	36,905
14,083		Parker Hannifin Corp	975,529
605	e*	Park-Ohio Holdings Corp	9,505
7,584		Pentair, Inc	241,930
1,910	*	PGT, Inc	5,233

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,323		Silgan Holdings, Inc	$115,290
2,518	e	Simpson Manufacturing Co, Inc	68,439
3,369	e*	Smith & Wesson Holding Corp	16,912
4,749		Snap-On, Inc	241,487
6,673	e	Stanley Works	317,768
1,650	e*	Sturm Ruger & Co, Inc	13,596
815	e	Sun Hydraulics Corp	23,855
5,486	e*	Taser International, Inc	51,568
1,524	e	Valmont Industries, Inc	133,944
2,268	e	Watts Water Technologies, Inc (Class A)	63,572
		TOTAL FABRICATED METAL PRODUCTS	6,372,139

FOOD AND KINDRED PRODUCTS - 3.80%
1,509	e*	Altus Pharmaceuticals, Inc	6,866
58,212	*	Anheuser-Busch Cos, Inc	2,762,159
53,501	*	Archer Daniels Midland Co	2,202,101
717	e*	Boston Beer Co, Inc (Class A)	34,086
9,653		Bunge Ltd	838,653
18,831		Campbell Soup Co	639,312
336		Coca-Cola Bottling Co Consolidated	20,704
188,146		Coca-Cola Co	11,452,447
25,146		Coca-Cola Enterprises, Inc	608,533
40,232		ConAgra Foods, Inc	963,556
14,858	*	Constellation Brands, Inc (Class A)	262,541
6,289		Corn Products International, Inc	233,573
8,732	*	Darling International, Inc	113,079
15,422		Del Monte Foods Co	146,972
590	e	Farmer Bros Co	13,653
6,492		Flowers Foods, Inc	160,677
26,178		General Mills, Inc	1,567,539
26,391		H.J. Heinz Co	1,239,585
5,854	e*	Hansen Natural Corp	206,646
13,391	e	Hershey Co	504,439
6,132		Hormel Foods Corp	255,459
773	e	Imperial Sugar Co	14,548
1,061		J&J Snack Foods Corp	29,146
4,724		J.M. Smucker Co	239,082
1,464	e*	Jones Soda Co	5,109
19,307		Kellogg Co	1,014,776
130,381		Kraft Foods, Inc (Class A)	4,043,115
1,831	e	Lancaster Colony Corp	73,167
2,200		Lance, Inc	43,120
880	e*	M&F Worldwide Corp	32,903
11,082		McCormick & Co, Inc	409,702
624	e	MGP Ingredients, Inc	4,362
9,334		Molson Coors Brewing Co (Class B)	490,688
280		National Beverage Corp	2,148
760	e*	Peet's Coffee & Tea, Inc	17,868
11,110		Pepsi Bottling Group, Inc	376,740
4,740		PepsiAmericas, Inc	121,012
132,471	*	PepsiCo, Inc	9,564,406
3,223	*	Performance Food Group Co	105,328
2,374	e*	Ralcorp Holdings, Inc	138,048
1,307	e	Reddy Ice Holdings, Inc	17,030

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
13,852		Reynolds American, Inc	$817,684
1,125	e	Sanderson Farms, Inc	42,761
60,143		Sara Lee Corp	840,799
8,815	e*	Smithfield Foods, Inc	227,074
3,090	e	Tootsie Roll Industries, Inc	77,868
2,537	*	TreeHouse Foods, Inc	57,996
20,726		Tyson Foods, Inc (Class A)	330,580
19,270		Wrigley (Wm.) Jr Co	1,210,927
		TOTAL FOOD AND KINDRED PRODUCTS	44,580,567

FOOD STORES - 0.32%
105	e	Arden Group, Inc (Class A)	15,015
1,533	e*	Great Atlantic & Pacific Tea Co, Inc	40,195
1,053	e	Ingles Markets, Inc (Class A)	25,893
54,359		Kroger Co	1,380,719
2,089	e*	Panera Bread Co (Class A)	87,508
1,523	e*	Pantry, Inc	32,105
3,413		Ruddick Corp	125,803
35,568		Safeway, Inc	1,043,921
16,939		Supervalu, Inc	507,831
1,576	e	Weis Markets, Inc	54,325
11,340	e	Whole Foods Market, Inc	373,880
2,499	e*	Winn-Dixie Stores, Inc	44,882
		TOTAL FOOD STORES	3,732,077

FORESTRY - 0.12%
6,377		Rayonier, Inc	277,017
17,251	*	Weyerhaeuser Co	1,122,005
		TOTAL FORESTRY	1,399,022

FURNITURE AND FIXTURES - 0.27%
2,218	e	Ethan Allen Interiors, Inc	63,058
4,941	e	Furniture Brands International, Inc	57,810
4,756	e	Herman Miller, Inc	116,855
5,475	*	Hillenbrand Industries, Inc	261,705
3,718	e	HNI Corp	99,977
472	e	Hooker Furniture Corp	10,544
3,905		Interface, Inc (Class A)	54,865
47,331		Johnson Controls, Inc	1,599,788
1,541	e	Kimball International, Inc (Class B)	16,520
5,218	e	La-Z-Boy, Inc	43,518
13,454	e	Leggett & Platt, Inc	205,174
29,045		Masco Corp	575,962
3,423	e	Sealy Corp	26,015
3,453	e*	Select Comfort Corp	12,431
6,929	e	Tempur-Pedic International, Inc	76,219
		TOTAL FURNITURE AND FIXTURES	3,220,441

FURNITURE AND HOME FURNISHINGS STORES - 0.17%
20,997	e*	Bed Bath & Beyond, Inc	619,412
16,564	e	Circuit City Stores, Inc	65,925
12,570	*	GameStop Corp (Class A)	649,995
1,389	e	Haverty Furniture Cos, Inc	14,779
3,714		Knoll, Inc	42,860

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,429	e*	Mohawk Industries, Inc	$317,161
9,172	e*	Pier 1 Imports, Inc	57,600
6,361	e	Steelcase, Inc (Class A)	70,353
1,646	e	Tuesday Morning Corp	8,526
7,585	e	Williams-Sonoma, Inc	183,860
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	2,030,471

GENERAL BUILDING CONTRACTORS - 0.23%
200	e	Amrep Corp	10,460
788	e*	Avatar Holdings, Inc	34,349
5,590	e	Beazer Homes USA, Inc	52,826
1,171	e	Brookfield Homes Corp	19,673
10,120	e	Centex Corp	245,005
25,314		DR Horton, Inc	398,696
5,360	e*	Hovnanian Enterprises, Inc (Class A)	56,816
6,413	e	KB Home	158,593
11,099	e	Lennar Corp (Class A)	208,772
1,170	e	M/I Homes, Inc	19,867
2,384	e	McGrath RentCorp	57,478
2,585	e	MDC Holdings, Inc	113,197
3,698	e*	Meritage Homes Corp	71,445
322	e*	NVR, Inc	192,395
984	e*	Palm Harbor Homes, Inc	5,176
2,491	*	Perini Corp	90,249
17,229	e	Pulte Homes, Inc	250,682
3,725		Ryland Group, Inc	122,515
7,641	e	Standard-Pacific Corp	37,135
1,152	e*	Team, Inc	31,450
10,048	e*	Toll Brothers, Inc	235,927
4,238		Walter Industries, Inc	265,426
6,636	e*	WCI Communities, Inc	22,231
		TOTAL GENERAL BUILDING CONTRACTORS	2,700,363

GENERAL MERCHANDISE STORES - 1.69%
5,099	e*	99 Cents Only Stores	50,429
8,184	e*	Big Lots, Inc	182,503
5,459	*	BJ's Wholesale Club, Inc	194,832
1,918	e	Bon-Ton Stores, Inc	10,491
4,078		Casey's General Stores, Inc	92,163
1,678	e*	Conn's, Inc	27,368
36,127		Costco Wholesale Corp	2,347,171
4,799	e	Dillard's, Inc (Class A)	82,591
10,966		Family Dollar Stores, Inc	213,837
2,660	e	Fred's, Inc	27,265
17,979		JC Penney Co, Inc	677,988
34,478		Macy's, Inc	795,063
3,983	e*	Retail Ventures, Inc	19,318
11,302	e*	Saks, Inc	140,936
1,431	e	Stein Mart, Inc	8,042
69,617		Target Corp	3,528,190
34,768		TJX Cos, Inc	1,149,778
195,781		Wal-Mart Stores, Inc	10,313,743
		TOTAL GENERAL MERCHANDISE STORES	19,861,708

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
HEALTH SERVICES - 1.16%
1,564	e*	Alliance Imaging, Inc	$13,450
2,499	e*	Amedisys, Inc	98,311
889	e*	American Dental Partners, Inc	8,597
13,503		AmerisourceBergen Corp	553,353
2,963	*	Amsurg Corp	70,164
3,983	*	Apria Healthcare Group, Inc	78,664
4,413	e*	Assisted Living Concepts, Inc (A Shares)	25,993
839	e*	Bio-Reference Labs, Inc	22,175
2,989	e	Brookdale Senior Living, Inc	71,437
23,212		Cigna Corp	941,711
7,827	e*	Community Health Systems, Inc	262,752
498	*	Corvel Corp	15,234
5,295	*	Covance, Inc	439,326
12,584	*	Coventry Health Care, Inc	507,764
2,028	e*	Cross Country Healthcare, Inc	25,086
1,679	e*	CryoLife, Inc	15,783
8,857	*	DaVita, Inc	423,010
4,920	e*	Edwards Lifesciences Corp	219,186
884	e*	eHealth, Inc	19,510
900	e*	Emeritus Corp	18,774
1,710	e*	Enzo Biochem, Inc	15,544
17,604	*	Express Scripts, Inc	1,132,289
1,154	e*	Genomic Health, Inc	21,799
400	*	Genoptix Inc	10,004
3,149	*	Gentiva Health Services, Inc	68,522
20,827	e*	Health Management Associates, Inc (Class A)	110,175
6,590	e*	Healthsouth Corp	117,236
2,689	e*	Healthways, Inc	95,029
5,320	e*	Hythiam, Inc	6,437
15,671	e*	Immunomedics, Inc	44,036
2,207	*	Kindred Healthcare, Inc	48,267
9,509	e*	Laboratory Corp of America Holdings	700,623
1,585	e	LCA-Vision, Inc	19,813
1,568	*	LHC Group, Inc	26,342
4,530	*	LifePoint Hospitals, Inc	124,439
6,929	e*	Lincare Holdings, Inc	194,774
3,222	e*	Magellan Health Services, Inc	127,881
1,505	*	Matria Healthcare, Inc	33,562
23,948		McKesson Corp	1,254,157
1,200	*	MedAssets, Inc	17,781
1,465	e*	Medcath Corp	26,663
42,954	*	Medco Health Solutions, Inc	1,880,956
429	e	National Healthcare Corp	20,892
9,367	e*	Nektar Therapeutics	65,007
1,558	*	Nighthawk Radiology Holdings, Inc	14,583
2,530	*	Odyssey HealthCare, Inc	22,770
9,147		Omnicare, Inc	166,110
4,063	*	Pediatrix Medical Group, Inc	273,846
8,725		Pharmaceutical Product Development, Inc	365,578
4,222	e*	Psychiatric Solutions, Inc	143,210
1,135	*	RehabCare Group, Inc	17,025
1,600	*	Riskmetrics Group Inc	30,956
1,633	e*	Skilled Healthcare Group, Inc (Class A)	17,930

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,010	e*	Stereotaxis, Inc	$11,899
3,260	*	Sun Healthcare Group, Inc	42,836
3,447	e*	Sunrise Senior Living, Inc	76,799
40,106	e*	Tenet Healthcare Corp	227,000
900	*	Triple-S Management Corp (Class B)	15,883
3,706		Universal Health Services, Inc (Class B)	198,975
44,307	*	WellPoint, Inc	1,955,268
		TOTAL HEALTH SERVICES	13,573,176

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.07%
990	e*	Comverge, Inc	10,227
11,206	*	Foster Wheeler Ltd	634,484
2,564	e	Granite Construction, Inc	83,868
3,510		Great Lakes Dredge & Dock Corp	18,147
2,299	e*	Matrix Service Co	39,497
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	786,223

HOLDING AND OTHER INVESTMENT OFFICES - 2.76%
3,304	e	Acadia Realty Trust	79,792
2,909	*	Affiliated Managers Group, Inc	263,963
783	e	Agree Realty Corp	21,493
4,709	e	Alesco Financial, Inc	13,562
229	e*	Alexander's, Inc	81,181
2,492	e	Alexandria Real Estate Equities, Inc	231,058
12,118	e	Allied Capital Corp	223,335
7,814		AMB Property Corp	425,238
2,537		American Campus Communities, Inc	69,412
8,669		American Financial Realty Trust	68,832
36,831		Annaly Mortgage Management, Inc	564,251
8,106	e	Anthracite Capital, Inc	53,500
6,317		Anworth Mortgage Asset Corp	38,723
7,476	e	Apartment Investment & Management Co (Class A)	267,735
9,880	e	Apollo Investment Corp	156,400
2,143	e	Arbor Realty Trust, Inc	32,316
9,778	e	Ashford Hospitality Trust, Inc	55,539
1,112		Associated Estates Realty Corp	12,721
6,576		AvalonBay Communities, Inc	634,716
5,567	e	BioMed Realty Trust, Inc	132,996
8,339		Boston Properties, Inc	767,772
6,374		Brandywine Realty Trust	108,103
3,781	e	BRE Properties, Inc (Class A)	172,262
514	e	BRT Realty Trust	7,201
4,630	e	Camden Property Trust	232,426
2,045	e	Capital Lease Funding, Inc	15,890
190	e	Capital Southwest Corp	23,507
1,313	e	Capital Trust, Inc (Class A)	35,385
4,836	e	CBL & Associates Properties, Inc	113,791
9,000	e	CBRE Realty Finance, Inc	36,270
4,677		Cedar Shopping Centers, Inc	54,627
484	e	Cherokee, Inc	16,296
3,498		Colonial Properties Trust	84,127
3,280		Corporate Office Properties Trust	110,241
2,816		Cousins Properties, Inc	69,583
4,036	e	Crystal River Capital, Inc	36,041

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
12,020	e	DCT Industrial Trust, Inc	$119,719
8,319	e	Deerfield Capital Corp	11,730
9,984	e	Developers Diversified Realty Corp	418,130
6,775		DiamondRock Hospitality Co	85,839
4,358	e	Digital Realty Trust, Inc	154,709
8,477	e	Douglas Emmett, Inc	187,003
11,553		Duke Realty Corp	263,524
2,183		EastGroup Properties, Inc	101,422
1,434		Education Realty Trust, Inc	18,025
1,662	e*	Energy Infrastructure Acquisition Corp	16,537
2,127	e	Entertainment Properties Trust	104,925
1,768	e	Equity Lifestyle Properties, Inc	87,286
2,960	e	Equity One, Inc	70,951
22,043		Equity Residential	914,564
2,054	e	Essex Property Trust, Inc	234,115
4,460	e	Extra Space Storage, Inc	72,207
4,880	e	Federal Realty Investment Trust	380,396
4,582		FelCor Lodging Trust, Inc	55,121
3,613	e	First Industrial Realty Trust, Inc	111,606
1,281	e	First Potomac Realty Trust	19,689
4,433	e	Franklin Street Properties Corp	63,481
13,411	e	Friedman Billings Ramsey Group, Inc (Class A)	22,799
16,907		General Growth Properties, Inc	645,340
1,384	e	Getty Realty Corp	22,047
1,731	e	Gladstone Capital Corp	32,387
2,416	e	Glimcher Realty Trust	28,895
2,980	e	GMH Communities Trust	25,866
2,315	e	Gramercy Capital Corp	48,453
17,416		HCP, Inc	588,835
7,014		Health Care REIT, Inc	316,542
4,064	e	Healthcare Realty Trust, Inc	106,274
4,843		Hersha Hospitality Trust	43,732
2,150	e*	HFF, Inc (Class A)	10,772
4,270	e*	Hicks Acquisition Co I, Inc	39,199
4,678		Highwoods Properties, Inc	145,345
4,346	e*	Hilltop Holdings, Inc	45,198
2,723		Home Properties, Inc	130,677
7,761		Hospitality Properties Trust	264,029
41,853		Host Marriott Corp	666,300
18,206		HRPT Properties Trust	122,526
7,504	e	IMPAC Mortgage Holdings, Inc	9,530
5,374	e	Inland Real Estate Corp	81,739
3,321		Investors Real Estate Trust	32,479
101,300	e	iShares Russell 3000 Index Fund	7,720,073
10,115	e	iStar Financial, Inc	141,913
3,764	e*	Jamba, Inc	9,975
3,424	e	JER Investors Trust, Inc	29,036
2,449	e	Kilroy Realty Corp	120,270
17,383		Kimco Realty Corp	680,892
2,360		Kite Realty Group Trust	33,040
2,948	e	LaSalle Hotel Properties	84,696
4,865	e	Lexington Corporate Properties Trust	70,105
7,376		Liberty Property Trust	229,467
1,903		LTC Properties, Inc	48,926

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,317	e	Luminent Mortgage Capital, Inc	$2,504
5,504		Macerich Co	386,766
5,231		Mack-Cali Realty Corp	186,799
2,728	e	Maguire Properties, Inc	39,038
4,355	e	Medical Properties Trust, Inc	49,299
4,180	*	Meruelo Maddux Properties, Inc	10,617
10,441		MFA Mortgage Investments, Inc	65,778
2,242		Mid-America Apartment Communities, Inc	111,741
1,462	e	Mission West Properties, Inc	13,816
1,200		MVC Capital, Inc	18,288
1,805		National Health Investors, Inc	56,406
6,231		National Retail Properties, Inc	137,394
7,697		Nationwide Health Properties, Inc	259,774
4,618	e	Newcastle Investment Corp	38,145
3,016	e*	NexCen Brands, Inc	10,345
5,372	e	NorthStar Realty Finance Corp	43,889
2,300	*	NRDC Acquisition Corp	21,137
4,883		Omega Healthcare Investors, Inc	84,769
1,053		Parkway Properties, Inc	38,919
1,437	e	PennantPark Investment Corp	12,229
2,347	e	Pennsylvania Real Estate Investment Trust	57,243
14,500		Plum Creek Timber Co, Inc	590,150
3,291		Post Properties, Inc	127,098
3,023		Potlatch Corp	124,759
20,843		Prologis	1,226,819
1,446	e	Prospect Capital Corp	22,008
1,279		PS Business Parks, Inc	66,380
10,104		Public Storage, Inc	895,416
8,846	e	RAIT Investment Trust	61,391
1,853		Ramco-Gershenson Properties	39,117
7,952	e	Realty Income Corp	203,730
2,587		Redwood Trust, Inc	94,037
5,566		Regency Centers Corp	360,454
2,220	e	Resource Capital Corp	16,805
1,224		Saul Centers, Inc	61,494
7,063		Senior Housing Properties Trust	167,393
17,875		Simon Property Group, Inc	1,660,766
4,838		SL Green Realty Corp	394,152
1,893		Sovran Self Storage, Inc	80,850
6,370	e	Strategic Hotels & Resorts, Inc	83,638
1,120		Sun Communities, Inc	22,960
4,955		Sunstone Hotel Investors, Inc	79,330
2,345	e	Tanger Factory Outlet Centers, Inc	90,212
2,560	e*	Tarragon Corp	5,504
4,105		Taubman Centers, Inc	213,871
3,600	e*	Triplecrown Acquisition Corp	32,832
9,982	e	UDR, Inc	244,759
1,002	e	Universal Health Realty Income Trust	33,367
1,403		Urstadt Biddle Properties, Inc (Class A)	22,069
3,138		U-Store-It Trust	35,554
10,619		Ventas, Inc	476,899
23,519	e	Virgin Media, Inc	330,912
10,696		Vornado Realty Trust	922,102
4,725		WABCO Holdings, Inc	215,555

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,821	e	Washington Real Estate Investment Trust	$127,698
6,201	e	Weingarten Realty Investors	213,562
2,500		Winthrop Realty Trust	10,300
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	32,397,460

HOTELS AND OTHER LODGING PLACES - 0.37%
1,830	e	Ameristar Casinos, Inc	33,398
5,191	e*	Bluegreen Corp	34,780
4,639	e	Boyd Gaming Corp	92,780
2,890		Choice Hotels International, Inc	98,578
3,556	e*	Gaylord Entertainment Co	107,711
3,859	e*	Great Wolf Resorts, Inc	24,620
2,506	e*	Isle of Capri Casinos, Inc	17,918
8,416	e*	Las Vegas Sands Corp	619,754
1,580	e*	Lodgian, Inc	17,617
1,423	e	Marcus Corp	27,322
24,570		Marriott International, Inc (Class A)	844,225
9,397	*	MGM Mirage	552,262
610	e*	Monarch Casino & Resort, Inc	10,803
2,408	e*	Morgans Hotel Group Co	35,687
3,851	e	Orient-Express Hotels Ltd (Class A)	166,209
1,237	e*	Riviera Holdings Corp	25,495
15,352		Starwood Hotels & Resorts Worldwide, Inc	794,466
2,779	e*	Trump Entertainment Resorts, Inc	10,004
2,226	e*	Vail Resorts, Inc	107,494
14,159		Wyndham Worldwide Corp	292,808
4,447		Wynn Resorts Ltd	447,546
		TOTAL HOTELS AND OTHER LODGING PLACES	4,361,477

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.56%
786		Aaon, Inc	15,744
4,348	e	Actuant Corp (Class A)	131,353
7,174	*	AGCO Corp	429,579
2,626	e	Albany International Corp (Class A)	94,904
3,096	e*	Allis-Chalmers Energy, Inc	42,694
1,860	*	Altra Holdings, Inc	25,017
496		Ampco-Pittsburgh Corp	21,323
111,566		Applied Materials, Inc	2,176,653
1,755	*	Astec Industries, Inc	68,024
6,675	e*	Asyst Technologies, Inc	23,363
10,189	*	Axcelis Technologies, Inc	57,058
5,270	e	Black & Decker Corp	348,347
1,195		Black Box Corp	36,866
3,167	e*	Blount International, Inc	39,176
3,442	e	Briggs & Stratton Corp	61,612
29,510	*	Brocade Communications Systems, Inc	215,423
5,560	*	Brooks Automation, Inc	54,043
2,867		Bucyrus International, Inc (Class A)	291,431
5,163	e	Carlisle Cos, Inc	172,651
1,107	e	Cascade Corp	54,586
51,554		Caterpillar, Inc	4,036,163
6,306	*	Cirrus Logic, Inc	42,376
1,964	*	Columbus McKinnon Corp	60,845
6,439	e*	Cray, Inc	38,376

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
16,752		Cummins, Inc	$784,329
3,745		Curtiss-Wright Corp	155,343
2,621	e*	Cymer, Inc	68,251
36,872		Deere & Co	2,965,984
185,533	*	Dell, Inc	3,695,817
5,077		Diebold, Inc	190,641
6,644		Donaldson Co, Inc	267,620
15,565		Dover Corp	650,306
6,855	*	Dresser-Rand Group, Inc	210,791
1,925	*	Dril-Quip, Inc	89,455
5,230	e*	Electronics for Imaging, Inc	78,032
170,623	*	EMC Corp	2,446,734
6,226	*	Emulex Corp	101,110
2,000	*	ENGlobal Corp	17,100
2,025	e*	EnPro Industries, Inc	63,160
9,368	*	Entegris, Inc	67,356
7,219	e*	Extreme Networks, Inc	22,379
2,526	e*	Flotek Industries, Inc	36,854
2,741	e*	Flow International Corp	25,464
4,610		Flowserve Corp	481,192
10,192	*	FMC Technologies, Inc	579,823
1,264	e*	Fuel Tech, Inc	25,912
4,098	*	Gardner Denver, Inc	152,036
647	e*	Gehl Co	10,960
836,516	*	General Electric Co	30,959,457
738	e	Gorman-Rupp Co	24,273
5,188		Graco, Inc	188,117
10,014	*	Grant Prideco, Inc	492,889
800	e	Hardinge, Inc	11,008
200,484	*	Hewlett-Packard Co	9,154,099
397	e*	Hurco Cos, Inc	18,572
6,473		IDEX Corp	198,656
4,169	*	Immersion Corp	29,642
22,062		Ingersoll-Rand Co Ltd (Class A)	983,524
4,409	e*	Intermec, Inc	97,836
111,040	*	International Business Machines Corp	12,785,146
25,889		International Game Technology	1,040,997
2,352	*	Intevac, Inc	30,458
3,240	e*	Isilon Systems, Inc	15,811
14,719		ITT Industries, Inc	762,591
14,281		Jabil Circuit, Inc	135,098
8,912		Joy Global, Inc	580,706
921	*	Kadant, Inc	27,059
1,994	e	Kaydon Corp	87,557
5,708		Kennametal, Inc	167,986
4,096	e*	Kulicke & Soffa Industries, Inc	19,579
9,823	*	Lam Research Corp	375,435
4,105		Lennox International, Inc	147,657
7,546	*	Lexmark International, Inc (Class A)	231,813
1,092	e	Lindsay Manufacturing Co	111,897
1,312		Lufkin Industries, Inc	83,732
9,882		Manitowoc Co, Inc	403,186
6,470	*	Micros Systems, Inc	217,780
1,266	e*	Middleby Corp	78,986

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,202	e	Modine Manufacturing Co	$31,907
407		Nacco Industries, Inc (Class A)	32,943
1,747	*	NATCO Group, Inc (Class A)	81,672
2,509	e*	Netgear, Inc	50,055
2,745		Nordson Corp	147,818
4,346	e*	Oil States International, Inc	194,744
9,925		Pall Corp	348,070
11,006	e	Palm, Inc	55,030
11,592	e*	Quantum Corp	24,807
2,563	e*	Rackable Systems, Inc	23,375
2,125	*	RBC Bearings, Inc	78,901
749	*	Rimage Corp	16,403
1,427	*	Riverbed Technology, Inc	21,205
2,054		Robbins & Myers, Inc	67,063
11,896		Rockwell Automation, Inc	683,068
8,149	e*	Safeguard Scientifics, Inc	12,142
17,751	e*	SanDisk Corp	400,640
801	e	Sauer-Danfoss, Inc	17,734
1,906	e*	Scansource, Inc	68,978
5,336	e*	Scientific Games Corp (Class A)	112,643
43,625		Seagate Technology, Inc	913,508
861	e*	Semitool, Inc	7,164
2,487	e*	Sigma Designs, Inc	56,380
487	e*	Silicon Graphics, Inc	5,776
9,117	e*	SourceForge, Inc	18,143
4,139		SPX Corp	434,181
908		Standex International Corp	20,285
2,311	e*	STEC, Inc	14,305
865	*	T-3 Energy Services, Inc	36,814
1,238	e*	Tecumseh Products Co (Class A)	37,982
1,792		Tennant Co	71,340
14,739	*	Teradata Corp	325,142
8,096	*	Terex Corp	506,000
7,471		Timken Co	222,038
3,451	e	Toro Co	142,837
14,627		Trane, Inc	671,379
3,559	e*	TurboChef Technologies, Inc	23,205
668	e	Twin Disc, Inc	10,568
1,844	e*	Ultratech, Inc	17,721
10,538	*	Varian Medical Systems, Inc	493,600
4,504	e*	VeriFone Holdings, Inc	71,478
1,876	e	Watsco, Inc	77,704
18,315	*	Western Digital Corp	495,238
4,818		Woodward Governor Co	128,737
5,840	*	Zebra Technologies Corp (Class A)	194,589
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	88,651,115

INSTRUMENTS AND RELATED PRODUCTS - 4.84%
1,448	e*	Abaxis, Inc	33,550
1,257	e*	Abiomed, Inc	16,517
1,460	e*	Accuray, Inc	11,403
4,345	e*	Advanced Medical Optics, Inc	88,204
5,423	*	Affymetrix, Inc	94,414
29,938	*	Agilent Technologies, Inc	893,051

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
5,548	*	Align Technology, Inc	$61,638
24,464		Allergan, Inc	1,379,525
5,289	e*	American Medical Systems Holdings, Inc	75,051
911	e	American Science & Engineering, Inc	49,713
1,240		Analogic Corp	82,510
1,598	e*	Anaren, Inc	20,231
2,859	*	Angiodynamics, Inc	33,050
13,665		Applera Corp (Applied Biosystems Group)	449,032
2,816	e*	Applied Energetics, Inc	4,675
929	e*	Argon ST, Inc	15,802
1,986	e*	Arthrocare Corp	66,233
1,064	e*	Aspect Medical Systems, Inc	6,490
1,270	e	Badger Meter, Inc	54,864
8,326		Bard (C.R.), Inc	802,626
53,163		Baxter International, Inc	3,073,885
4,916		Beckman Coulter, Inc	317,328
19,744		Becton Dickinson & Co	1,695,022
1,659	*	Bio-Rad Laboratories, Inc (Class A)	147,568
107,739	*	Boston Scientific Corp	1,386,601
4,735	*	Bruker BioSciences Corp	72,872
845	e*	Cantel Medical Corp	8,974
4,408	*	Cepheid, Inc	107,511
1,401	e	Cohu, Inc	22,766
2,009	*	Conmed Corp	51,511
3,717	e	Cooper Cos, Inc	127,976
39,883		Covidien Ltd	1,764,823
11,551	e*	Credence Systems Corp	19,637
985	e*	Cutera, Inc	13,268
1,364	e*	Cyberonics, Inc	19,778
565	e*	Cynosure, Inc (Class A)	12,035
19,859		Danaher Corp	1,509,880
993		Datascope Corp	41,140
12,541		Dentsply International, Inc	484,083
1,785	*	Dionex Corp	137,427
3,541		DRS Technologies, Inc	206,369
890	*	Eagle Test Systems, Inc	9,345
22,118	e*	Eastman Kodak Co	390,825
64,417		Emerson Electric Co	3,314,899
2,297	e*	ESCO Technologies, Inc	91,237
2,236	*	Esterline Technologies Corp	112,627
2,977	e*	ev3, Inc	24,233
900	*	Excel Technology, Inc	24,264
1,082	e*	FARO Technologies, Inc	33,737
2,562	e*	FEI Co	55,928
900	*	FGX International Holdings Ltd	10,764
10,426	e*	Flir Systems, Inc	313,718
3,441	e*	Formfactor, Inc	65,723
3,552	e*	Fossil, Inc	108,478
9,264	e	Garmin Ltd	500,349
2,669	*	Haemonetics Corp	159,019
9,784	*	Hologic, Inc	543,990
803	e*	ICU Medical, Inc	23,102
1,409	e*	I-Flow Corp	19,768
1,718	*	II-VI, Inc	65,250

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,350	e*	Illumina, Inc	$330,165
1,070	e*	Insulet Corp	15,408
1,647	e*	Integra LifeSciences Holdings Corp	71,595
3,011	*	Intuitive Surgical, Inc	976,618
1,833	e	Invacare Corp	40,839
6,650	e*	ION Geophysical Corp	91,770
2,434	e*	Itron, Inc	219,620
2,349	*	Ixia	18,228
235,740		Johnson & Johnson	15,292,454
730	*	Kensey Nash Corp	21,134
15,502	e	Kla-Tencor Corp	575,124
4,294	e*	L-1 Identity Solutions, Inc	57,110
5,167	e*	LTX Corp	16,224
900	e*	Masimo Corp	23,400
708	e*	Measurement Specialties, Inc	12,369
911	*	Medical Action Industries, Inc	14,968
93,678		Medtronic, Inc	4,531,205
3,404	e	Mentor Corp	87,551
1,974	*	Merit Medical Systems, Inc	31,248
2,916	*	Mettler-Toledo International, Inc	283,202
1,111	e*	Micrus Endovascular Corp	13,732
4,373	e*	Millipore Corp	294,784
2,677	e	Mine Safety Appliances Co	110,266
3,655	*	MKS Instruments, Inc	78,217
1,160		Movado Group, Inc	22,608
1,493		MTS Systems Corp	48,164
4,744		National Instruments Corp	124,008
1,239	*	Natus Medical, Inc	22,488
3,159	e*	Newport Corp	35,286
1,400	e*	Northstar Neuroscience, Inc	2,212
2,732	*	NuVasive, Inc	94,281
1,473	e*	NxStage Medical, Inc	6,363
1,201	e*	Orthofix International NV	47,764
258	e*	OYO Geospace Corp	11,718
1,095	*	Palomar Medical Technologies, Inc	16,535
9,063		PerkinElmer, Inc	219,778
17,512		Pitney Bowes, Inc	613,270
6,206	e*	Resmed, Inc	261,769
13,452		Rockwell Collins, Inc	768,782
2,774	*	Rofin-Sinar Technologies, Inc	124,553
6,901		Roper Industries, Inc	410,195
1,888	e*	Rudolph Technologies, Inc	18,446
6,894	e*	Sirf Technology Holdings, Inc	35,090
1,128	e*	Sirona Dental Systems, Inc	30,422
1,949	e*	Sonic Innovations, Inc	9,414
1,326	e*	Sonic Solutions, Inc	12,796
1,231	*	SonoSite, Inc	34,997
2,046	*	Spectranetics Corp	17,105
27,331	*	St. Jude Medical, Inc	1,180,426
5,379		STERIS Corp	144,319
24,397		Stryker Corp	1,587,025
3,638	*	Symmetry Medical, Inc	60,391
3,374	*	Techne Corp	227,273
2,964	*	Teledyne Technologies, Inc	139,308

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
13,384	*	Teradyne, Inc	$166,229
34,466	*	Thermo Electron Corp	1,959,047
3,898	e*	Thoratec Corp	55,702
9,984	e*	Trimble Navigation Ltd	285,443
2,586	*	Varian, Inc	149,781
1,843	e*	Veeco Instruments, Inc	30,649
1,742	e*	Vital Images, Inc	25,816
832		Vital Signs, Inc	42,141
4,143	e*	Vivus, Inc	24,982
1,746	*	Volcano Corp	21,825
7,952	*	Waters Corp	442,926
2,962	e*	Wright Medical Group, Inc	71,503
75,454		Xerox Corp	1,129,546
1,511	e*	X-Rite, Inc	9,021
19,095	*	Zimmer Holdings, Inc	1,486,737
1,434	e*	Zoll Medical Corp	38,130
1,229	*	Zygo Corp	15,289
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	56,815,073

INSURANCE AGENTS, BROKERS AND SERVICE - 0.41%
23,695		AON Corp	952,539
8,720	e	Brown & Brown, Inc	151,554
1,201	e*	Crawford & Co (Class B)	6,305
7,414	e	Gallagher (Arthur J.) & Co	175,119
25,531		Hartford Financial Services Group, Inc	1,934,484
2,857	e	Hilb Rogal & Hobbs Co	89,910
41,672		Marsh & McLennan Cos, Inc	1,014,713
2,733	e	National Financial Partners Corp	61,411
1,801	*	United America Indemnity Ltd (Class A)	34,687
721		White Mountains Insurance Group Ltd	346,080
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,766,802

INSURANCE CARRIERS - 4.15%
26,876		ACE Ltd	1,479,793
41,128		Aetna, Inc	1,731,078
39,941		Aflac, Inc	2,594,168
2,413		Alfa Corp	53,038
449	*	Alleghany Corp	153,614
4,545		Allied World Assurance Holdings Ltd	180,437
46,015		Allstate Corp	2,211,481
9,793	e	Ambac Financial Group, Inc	56,310
3,771	e	American Equity Investment Life Holding Co	34,995
6,848		American Financial Group, Inc	175,035
182,124		American International Group, Inc	7,876,863
1,393		American National Insurance Co	148,633
1,012		American Physicians Capital, Inc	46,916
4,365	*	AMERIGROUP Corp	119,295
1,343	*	Amerisafe, Inc	16,976
1,831	e	Amtrust Financial Services, Inc	29,681
4,136	*	Arch Capital Group Ltd	284,019
2,387	*	Argo Group International Holdings Ltd	84,786
7,088		Aspen Insurance Holdings Ltd	186,981
9,572		Assurant, Inc	582,552
6,211	e	Assured Guaranty Ltd	147,449

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
12,255		Axis Capital Holdings Ltd	$416,425
711	e	Baldwin & Lyons, Inc (Class B)	18,258
3,736	*	Centene Corp	52,080
30,036		Chubb Corp	1,486,181
13,764		Cincinnati Financial Corp	523,583
2,569	e*	Citizens, Inc	17,187
1,739	e	CNA Financial Corp	44,849
1,063	*	CNA Surety Corp	16,349
3,890	e	Commerce Group, Inc	140,273
15,444	*	Conseco, Inc	157,529
539	e*	Darwin Professional Underwriters, Inc	12,122
3,312		Delphi Financial Group, Inc (Class A)	96,810
419		Donegal Group, Inc (Class A)	7,291
178	e	EMC Insurance Group, Inc	4,786
4,260	e	Employers Holdings, Inc	78,980
4,367		Endurance Specialty Holdings Ltd	159,832
506	e*	Enstar Group Ltd	56,303
3,673	e	Erie Indemnity Co (Class A)	188,021
5,101		Everest Re Group Ltd	456,693
1,117		FBL Financial Group, Inc (Class A)	31,823
17,670		Fidelity National Title Group, Inc (Class A)	323,891
1,688	e*	First Acceptance Corp	4,811
7,218		First American Corp	244,979
906	*	First Mercury Financial Corp	15,773
1,033		Flagstone Reinsurance Holdings Ltd	12,499
665	*	Fpic Insurance Group, Inc	31,348
35,175		Genworth Financial, Inc (Class A)	796,362
642	e*	Greenlight Capital Re Ltd (Class A)	11,941
3,730		Hanover Insurance Group, Inc	153,452
1,021		Harleysville Group, Inc	36,848
9,561		HCC Insurance Holdings, Inc	216,939
9,213	*	Health Net, Inc	283,760
2,904	*	HealthExtras, Inc	72,135
4,375	*	Healthspring, Inc	61,600
2,772		Horace Mann Educators Corp	48,455
13,454	*	Humana, Inc	603,546
477	e	Independence Holding Co	5,686
1,955		Infinity Property & Casualty Corp	81,328
4,642		IPC Holdings Ltd	129,976
246		Kansas City Life Insurance Co	11,823
1,241	e	LandAmerica Financial Group, Inc	48,982
13,370		Leucadia National Corp	604,591
21,860	*	Lincoln National Corp	1,136,720
35,070		Loews Corp	1,410,515
804	*	Markel Corp	353,736
4,401		Max Re Capital Ltd	115,262
19,828	e	MBIA, Inc	242,298
1,740		Meadowbrook Insurance Group, Inc	13,589
2,119		Mercury General Corp	93,893
38,761		Metlife, Inc	2,335,738
5,996	e	MGIC Investment Corp	63,138
975		Midland Co	63,307
1,647	e*	Molina Healthcare, Inc	40,220
8,145	e	Montpelier Re Holdings Ltd	130,727

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,070		National Interstate Corp	$24,985
147		National Western Life Insurance Co (Class A)	31,868
3,844		Nationwide Financial Services, Inc (Class A)	181,744
1,310	*	Navigators Group, Inc	71,264
393	e	NYMAGIC, Inc	8,925
2,591	e	Odyssey Re Holdings Corp	95,219
18,927	e	Old Republic International Corp	244,348
2,079	e	OneBeacon Insurance Group Ltd	39,543
4,562		PartnerRe Ltd	348,081
4,191	*	Philadelphia Consolidated Holding Co	134,950
8,285		Phoenix Cos, Inc	101,160
4,938	e	Platinum Underwriters Holdings Ltd	160,287
2,758	e*	PMA Capital Corp (Class A)	23,553
6,414	e	PMI Group, Inc	37,329
1,376		Presidential Life Corp	23,997
3,319	e*	Primus Guaranty Ltd	11,882
21,580	e	Principal Financial Group	1,202,438
2,765	*	ProAssurance Corp	148,840
57,012		Progressive Corp	916,183
5,564		Protective Life Corp	225,676
35,718		Prudential Financial, Inc	2,794,933
8,338	e	Radian Group, Inc	54,781
1,314	e*	RAM Holdings Ltd	2,983
2,532	e	Reinsurance Group Of America, Inc	137,842
5,779		RenaissanceRe Holdings Ltd	299,988
1,621	e	RLI Corp	80,353
7,727		Safeco Corp	339,061
1,566		Safety Insurance Group, Inc	53,448
1,144	*	SeaBright Insurance Holdings, Inc	16,851
1,745	e	Security Capital Assurance Ltd	890
4,248	e	Selective Insurance Group, Inc	101,442
4,232		Stancorp Financial Group, Inc	201,909
2,075	e	State Auto Financial Corp	60,445
1,175	e	Stewart Information Services Corp	32,888
7,769		Torchmark Corp	466,995
1,672	e	Tower Group, Inc	42,084
2,397		Transatlantic Holdings, Inc	159,041
50,367		Travelers Cos, Inc	2,410,061
737	e*	Triad Guaranty, Inc	3,685
1,880		United Fire & Casualty Co	70,312
101,177		UnitedHealth Group, Inc	3,476,442
3,532	e	Unitrin, Inc	124,821
3,755	*	Universal American Financial Corp	39,803
29,119		UnumProvident Corp	640,909
1,000		Validus Holdings Ltd	23,430
12,543		W.R. Berkley Corp	347,316
3,146	*	WellCare Health Plans, Inc	122,537
117		Wesco Financial Corp	47,268
15,257		XL Capital Ltd (Class A)	450,844
3,038		Zenith National Insurance Corp	108,943
		TOTAL INSURANCE CARRIERS	48,703,920

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
3,930	*	Geo Group, Inc	111,769
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	111,769

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
LEATHER AND LEATHER PRODUCTS - 0.11%
28,763	*	Coach, Inc	$867,204
6,919	e*	CROCS, Inc	120,875
1,742	e*	Genesco, Inc	40,258
4,946	e*	Iconix Brand Group, Inc	85,813
1,492	e*	Steven Madden Ltd	25,558
3,526	e*	Timberland Co (Class A)	48,412
334	e	Weyco Group, Inc	9,910
4,349		Wolverine World Wide, Inc	126,164
		TOTAL LEATHER AND LEATHER PRODUCTS	1,324,194

LEGAL SERVICES - 0.03%
3,771	e*	FTI Consulting, Inc	267,892
651	e*	Pre-Paid Legal Services, Inc	27,609
		TOTAL LEGAL SERVICES	295,501

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00% **
670	e*	Emergency Medical Services Corp (Class A)	16,542
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	16,542

LUMBER AND WOOD PRODUCTS - 0.02%
640	e	American Woodmark Corp	13,158
6,272	e*	Champion Enterprises, Inc	62,908
793	e	Deltic Timber Corp	44,170
6,940	e	Louisiana-Pacific Corp	63,709
508	e	Skyline Corp	14,133
1,139	e	Universal Forest Products, Inc	36,676
		TOTAL LUMBER AND WOOD PRODUCTS	234,754

METAL MINING - 0.55%
5,768	e*	Apex Silver Mines Ltd	69,908
3,629	e	Cleveland-Cliffs, Inc	434,827
41,624	e*	Coeur d'Alene Mines Corp	168,161
3,682		Foundation Coal Holdings, Inc	185,315
30,964		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,979,356
10,241	e*	Hecla Mining Co	114,290
33,950		Newmont Mining Corp	1,537,935
2,001	e*	Patriot Coal Corp	93,987
3,490	*	Rosetta Resources, Inc	68,648
2,555	e	Royal Gold, Inc	77,084
3,890	e*	ShengdaTech, Inc	33,065
5,872	e	Southern Copper Corp	609,690
3,801	e*	Stillwater Mining Co	58,801
4,918	e*	Uranium Resources, Inc	29,459
3,428	e*	US Gold Corp	8,707
		TOTAL METAL MINING	6,469,233

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.34%
1,767		Armstrong World Industries, Inc	63,011
1,955		Blyth, Inc	38,553
4,917		Callaway Golf Co	72,182
3,000		Daktronics, Inc	53,730

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
12,291		Fortune Brands, Inc	$854,225
11,587		Hasbro, Inc	323,277
2,532	e*	Jakks Pacific, Inc	69,807
396	e	Marine Products Corp	3,200
29,869		Mattel, Inc	594,393
6,359	e	Nautilus, Inc	20,921
1,490	*	RC2 Corp	31,245
634	e*	Russ Berrie & Co, Inc	8,914
3,210	e*	Shuffle Master, Inc	17,174
569	e*	Steinway Musical Instruments, Inc	16,228
40,583		Tyco International Ltd	1,787,681
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	3,954,541

MISCELLANEOUS RETAIL - 1.34%
2,238	*	1-800-FLOWERS.COM, Inc (Class A)	19,045
973	*	AC Moore Arts & Crafts, Inc	6,636
24,679	*	Amazon.com, Inc	1,759,613
3,469	e	Barnes & Noble, Inc	106,325
27,845		Best Buy Co, Inc	1,154,454
1,344	e	Big 5 Sporting Goods Corp	11,787
1,266	e*	Blue Nile, Inc	68,554
963	e	Books-A-Million, Inc	8,417
4,275	e	Borders Group, Inc	25,094
918	e*	Build-A-Bear Workshop, Inc	8,345
3,805	e*	Cabela's, Inc	53,879
2,005		Cash America International, Inc	72,982
3,455	e*	CKX, Inc	32,892
4,691	e*	Coldwater Creek, Inc	23,690
119,335		CVS Corp	4,834,261
6,440	e*	Dick's Sporting Goods, Inc	172,463
7,089	*	Dollar Tree, Inc	195,586
2,427	*	Ezcorp, Inc (Class A)	29,876
2,096	*	GSI Commerce, Inc	27,562
2,889	e*	Hibbett Sports, Inc	44,606
2,385	e	Longs Drug Stores Corp	101,267
3,771		MSC Industrial Direct Co (Class A)	159,325
3,190	e*	Nutri/System, Inc	48,073
21,258	*	Office Depot, Inc	234,901
5,442	e	OfficeMax, Inc	104,160
2,357	e*	Overstock.com, Inc	28,072
9,871		Petsmart, Inc	201,763
3,018	e*	Priceline.com, Inc	364,755
963	e	Pricesmart, Inc	26,685
55,089	e*	Rite Aid Corp	161,962
5,699	e*	Sears Holdings Corp	581,811
1,063	e*	Shutterfly, Inc	15,807
1,216	e*	Stamps.com, Inc	12,476
58,196		Staples, Inc	1,286,714
1,129	e	Systemax, Inc	13,616
10,661		Tiffany & Co	446,056
1,657	e*	Valuevision International, Inc (Class A)	9,180
81,466		Walgreen Co	3,103,040
2,077		World Fuel Services Corp	58,301
3,965	e*	Zale Corp	78,348

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,933	e*	Zumiez, Inc	$30,329
		TOTAL MISCELLANEOUS RETAIL	15,722,708

MOTION PICTURES - 1.00%
3,122	e*	Avid Technology, Inc	75,989
15,402	e*	Blockbuster, Inc (Class A)	50,211
633	e	Carmike Cinemas, Inc	6,507
48,566		CBS Corp (Class B)	1,072,337
2,032	e	Cinemark Holdings, Inc	25,989
21,717	*	Discovery Holding Co (Class A)	460,835
5,751	*	DreamWorks Animation SKG, Inc (Class A)	148,261
1,062	e*	Gaiam, Inc (Class A)	18,394
3,874	e*	Macrovision Corp	52,299
3,000	e	National CineMedia, Inc	67,440
185,417		News Corp (Class A)	3,476,569
6,662	e	Regal Entertainment Group (Class A)	128,510
11,027	e*	Time Warner Telecom, Inc (Class A)	170,808
289,230		Time Warner, Inc	4,055,005
49,030	*	Viacom, Inc (Class B)	1,942,569
		TOTAL MOTION PICTURES	11,751,723

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.00% **
4,031	e*	Premier Exhibitions, Inc	24,347
		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	24,347

NONDEPOSITORY INSTITUTIONS - 1.13%
4,721	e	Advance America Cash Advance Centers, Inc	35,644
2,678	e	Advanta Corp (Class B)	18,826
5,980	e*	Alternative Asset Management Acquisition Corp	56,631
14,873	e	American Capital Strategies Ltd	508,062
84,201	*	American Express Co	3,681,268
10,672	e*	AmeriCredit Corp	107,467
6,437		Ares Capital Corp	80,913
2,145	*	Ares Capital Corp	1,201
768	e	Asta Funding, Inc	10,698
5,840	e*	Boise, Inc	37,376
31,380	e	Capital One Financial Corp	1,544,524
11,168	e	CapitalSource, Inc	107,995
3,539		Centerline Holding Co	0
3,539	e	Centerline Holding Co	14,368
2,500	e	Chimera Investment Corp	30,750
14,923		CIT Group, Inc	176,838
1,560	e*	CompuCredit Corp	13,837
49,693		Countrywide Financial Corp	273,312
639	e*	Credit Acceptance Corp	9,924
37,606		Discover Financial Services	615,610
1,148	e*	Encore Capital Group, Inc	7,806
80,241		Fannie Mae	2,111,943
556		Federal Agricultural Mortgage Corp (Class C)	14,512
1,638	e	Financial Federal Corp	35,725
1,940	e*	First Cash Financial Services, Inc	20,040
6,161	e	First Marblehead Corp	45,961
53,588		Freddie Mac	1,356,848
3,730	e	GLG Partners Inc	44,275

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,565	*	Guaranty Financial Group, Inc	$27,240
4,160	e*	Heckmann Corp	30,992
1,694	e	Hercules Technology Growth Capital, Inc	18,397
2,303	e*	Information Services Group, Inc	11,883
5,000	e*	INVESTools, Inc	54,950
1,200		Kohlberg Capital Corp	12,456
2,739	e*	Marathon Acquisition Corp	21,145
5,591	e	MCG Capital Corp	50,822
798	*	MCG Capital Corp	854
1,340	e*	Mercadolibre, Inc	53,278
1,264	e	Nelnet, Inc (Class A)	14,852
965	e*	NewStar Financial, Inc	4,999
1,077	e	NGP Capital Resources Co	17,684
1,850	e*	NTR Acquisition Co	17,705
5,863	e*	Ocwen Financial Corp	26,032
1,325	e	Patriot Capital Funding, Inc	13,873
3,898	*	PHH Corp	67,942
38,039	e	SLM Corp	583,899
293		Student Loan Corp	28,978
19,984		Textron, Inc	1,107,513
12,075		Thornburg Mortgage, Inc	12,800
1,553	e	TICC Capital Corp	11,679
1,438	e*	World Acceptance Corp	45,800
		TOTAL NONDEPOSITORY INSTITUTIONS	13,198,127

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
2,631	e	AMCOL International Corp	82,166
2,669		Compass Minerals International, Inc	157,418
3,975	e*	General Moly Inc	31,760
8,520	e	Vulcan Materials Co	565,728
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	837,072

OIL AND GAS EXTRACTION - 3.93%
37,601		Anadarko Petroleum Corp	2,369,991
676	e	APCO Argentina, Inc	17,556
2,784	*	Arena Resources, Inc	107,769
1,983	e	Atlas America, Inc	119,853
1,974	*	ATP Oil & Gas Corp	64,589
2,134	e*	Atwood Oceanics, Inc	195,730
26,026		Baker Hughes, Inc	1,785,247
2,980	e*	Basic Energy Services, Inc	65,798
3,401	e	Berry Petroleum Co (Class A)	158,112
2,463	*	Bill Barrett Corp	116,377
24,364		BJ Services Co	694,618
908	*	Bois d'Arc Energy, Inc	19,513
2,504	e*	Brigham Exploration Co	15,199
1,640	e*	Bronco Drilling Co, Inc	26,420
3,928	e*	Cal Dive International, Inc	40,773
1,403	e*	Callon Petroleum Co	25,380
17,786	*	Cameron International Corp	740,609
2,057	e*	Carrizo Oil & Gas, Inc	121,918
3,680	e*	Cheniere Energy, Inc	72,864
39,292	e	Chesapeake Energy Corp	1,813,326
6,790	e	Cimarex Energy Co	371,685

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
312	*	Clayton Williams Energy, Inc	$16,377
1,874	*	CNX Gas Corp	60,493
3,961	*	Complete Production Services, Inc	90,865
3,003	*	Comstock Resources, Inc	121,021
1,500	*	Concho Resources, Inc	38,460
1,334	e*	Contango Oil & Gas Co	86,190
1,989	*	Continental Resources, Inc	63,429
616	e*	Dawson Geophysical Co	41,580
6,117	e*	Delta Petroleum Corp	137,877
19,580	*	Denbury Resources, Inc	559,009
5,773	e	Diamond Offshore Drilling, Inc	671,977
3,861	e*	Edge Petroleum Corp	15,560
4,326	*	Encore Acquisition Co	174,251
2,414	*	Energy Partners Ltd	22,861
12,159		ENSCO International, Inc	761,397
9,952		Equitable Resources, Inc	586,173
4,313	e*	EXCO Resources, Inc	79,791
4,690	e*	Exterran Holdings, Inc	302,693
5,991	*	Forest Oil Corp	293,319
2,564	e*	FX Energy, Inc	10,923
5,057	e*	GeoGlobal Resources, Inc	14,109
504	*	Geokinetics, Inc	9,132
7,921	*	Global Industries Ltd	127,449
1,138	*	GMX Resources, Inc	39,750
2,299	e*	Goodrich Petroleum Corp	69,154
13,526	e*	Grey Wolf, Inc	91,706
1,426	e*	Gulfport Energy Corp	15,116
74,233		Halliburton Co	2,919,584
3,621	e*	Harvest Natural Resources, Inc	43,669
7,245	e*	Helix Energy Solutions Group, Inc	228,218
8,374		Helmerich & Payne, Inc	392,489
6,388	*	Hercules Offshore, Inc	160,467
710	e	Kayne Anderson Energy Development Co	17,679
7,211	e*	Mariner Energy, Inc	194,769
3,931	e*	McMoRan Exploration Co	67,967
9,213	*	Meridian Resource Corp	13,635
23,418	*	Nabors Industries Ltd	790,826
29,278	*	National Oilwell Varco, Inc	1,709,250
4,959	e*	Newpark Resources, Inc	25,291
21,820		Noble Corp	1,083,799
4,177	*	Oceaneering International, Inc	263,151
14,732	e*	Oilsands Quest, Inc	58,044
3,901	*	Parallel Petroleum Corp	76,343
8,740	e*	Parker Drilling Co	56,460
12,819	e	Patterson-UTI Energy, Inc	335,601
3,324		Penn Virginia Corp	146,555
416	*	PetroCorp, Inc	0
15,540	e*	PetroHawk Energy Corp	313,442
1,462	e*	Petroleum Development Corp	101,273
3,247	e*	Petroquest Energy, Inc	56,303
4,643	e*	Pioneer Drilling Co	73,963
9,607		Pioneer Natural Resources Co	471,896
9,332	e*	Plains Exploration & Production Co	495,902
13,519	*	Pride International, Inc	472,489

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
8,202	e*	Quicksilver Resources, Inc	$299,619
12,024		Range Resources Corp	762,923
2,180	e*	Rex Energy Corp	36,275
8,532		Rowan Cos, Inc	351,348
2,562	e	RPC, Inc	38,917
95,784	*	Schlumberger Ltd	8,333,208
2,107	e*	SEACOR Holdings, Inc	179,854
16,214		Smith International, Inc	1,041,425
27,556	*	Southwestern Energy Co	928,362
4,851		St. Mary Land & Exploration Co	186,764
2,317	*	Stone Energy Corp	121,202
8,618	e*	Sulphco, Inc	35,937
6,478	*	Superior Energy Services	256,658
731	e*	Superior Offshore International, Inc	2,420
1,628	e*	Superior Well Services, Inc	35,604
2,664	e*	Swift Energy Co	119,853
6,751	e*	Tetra Technologies, Inc	106,936
4,644	e	Tidewater, Inc	255,931
1,946	e*	Toreador Resources Corp	15,140
25,281		Transocean, Inc	3,417,991
1,429	e*	Trico Marine Services, Inc	55,688
3,774	e*	TXCO Resources, Inc	46,722
1,041	*	Union Drilling, Inc	18,207
3,946	*	Unit Corp	223,541
3,845	e*	Vaalco Energy, Inc	19,110
908	*	Venoco, Inc	10,551
1,968	e	W&T Offshore, Inc	67,128
5,521	e*	Warren Resources, Inc	65,534
27,277	*	Weatherford International Ltd	1,976,764
2,390	e*	W-H Energy Services, Inc	164,552
3,284	*	Whiting Petroleum Corp	212,311
2,845	e*	Willbros Group, Inc	87,057
41,357		XTO Energy, Inc	2,558,385
		TOTAL OIL AND GAS EXTRACTION	46,044,971

PAPER AND ALLIED PRODUCTS - 0.46%
5,337	e	AbitibiBowater, Inc	68,901
8,629		Bemis Co	219,435
2,336	*	Buckeye Technologies, Inc	26,070
3,976	e*	Cenveo, Inc	41,589
1,323	e	Chesapeake Corp	6,364
36,839	*	Domtar Corporation	251,610
3,112		Glatfelter	47,022
5,429	e*	Graphic Packaging Holding Co	15,853
2,721		Greif, Inc (Class A)	184,838
35,261		International Paper Co	959,099
34,763		Kimberly-Clark Corp	2,243,952
14,378		MeadWestvaco Corp	391,369
5,591	e*	Mercer International, Inc	38,969
1,091		Neenah Paper, Inc	28,126
7,368		Packaging Corp of America	164,527
3,548		Rock-Tenn Co (Class A)	106,334
1,100		Schweitzer-Mauduit International, Inc	25,454
21,789	*	Smurfit-Stone Container Corp	167,775

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
8,082		Sonoco Products Co	$231,388
9,687	e	Temple-Inland, Inc	123,219
3,238	e	Wausau Paper Corp	26,746
		TOTAL PAPER AND ALLIED PRODUCTS	5,368,640

PERSONAL SERVICES - 0.14%
10,956		Cintas Corp	312,684
2,416	e*	Coinstar, Inc	67,986
376	e	CPI Corp	6,494
2,089	e	G & K Services, Inc (Class A)	74,389
26,422		H&R Block, Inc	548,521
2,460	e	Jackson Hewitt Tax Service, Inc	28,216
3,440		Regis Corp	94,566
8,257	e*	Sally Beauty Holdings, Inc	56,973
21,386		Service Corp International	216,854
1,231	e*	Steiner Leisure Ltd	40,623
1,120		Unifirst Corp	41,541
3,142	e	Weight Watchers International, Inc	145,569
		TOTAL PERSONAL SERVICES	1,634,416

PETROLEUM AND COAL PRODUCTS - 7.50%
1,047	e	Alon USA Energy, Inc	15,925
26,816		Apache Corp	3,239,909
4,084		Ashland, Inc	193,173
7,838		Cabot Oil & Gas Corp	398,484
174,749		Chevron Corp	14,916,575
132,915		ConocoPhillips	10,129,452
1,500	e*	CVR Energy Inc	34,545
440		Delek US Holdings, Inc	5,575
36,470		Devon Energy Corp	3,804,915
19,809		EOG Resources, Inc	2,377,080
435,014		Exxon Mobil Corp	36,793,484
8,621		Frontier Oil Corp	235,008
3,218	e*	Headwaters, Inc	42,445
22,261		Hess Corp	1,962,975
3,791		Holly Corp	164,567
57,916		Marathon Oil Corp	2,640,970
15,035		Murphy Oil Corp	1,234,975
10,157	*	Newfield Exploration Co	536,797
13,695		Noble Energy, Inc	996,996
11,500	e*	Nova Biosource Fuels, Inc	17,365
68,071	*	Occidental Petroleum Corp	4,980,755
2,100	e*	SandRidge Energy, Inc	82,215
10,010		Sunoco, Inc	525,225
10,753		Tesoro Corp	322,590
44,590		Valero Energy Corp	2,189,815
1,308	e	WD-40 Co	43,491
1,978	e	Western Refining, Inc	26,644
		TOTAL PETROLEUM AND COAL PRODUCTS	87,911,950

PIPELINES, EXCEPT NATURAL GAS - 0.10%
50,789		Spectra Energy Corp	1,155,450
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,155,450

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
PRIMARY METAL INDUSTRIES - 1.15%
9,338	e	AK Steel Holding Corp	$508,174
66,125		Alcoa, Inc	2,384,468
8,196		Allegheny Technologies, Inc	584,867
3,666	e	Belden CDT, Inc	129,483
1,752	e*	Brush Engineered Materials, Inc	44,974
3,808		Carpenter Technology Corp	213,134
2,429	e*	Century Aluminum Co	160,897
637	e*	Coleman Cable, Inc	7,007
5,287	e*	CommScope, Inc	184,146
128,808		Corning, Inc	3,096,544
1,929	e	Encore Wire Corp	35,127
1,803	e*	Esmark, Inc	20,374
4,165	*	General Cable Corp	246,027
1,509	e	Gibraltar Industries, Inc	17,701
1,264	e*	Haynes International, Inc	69,368
1,740	e*	Horsehead Holding Corp	20,149
4,765		Hubbell, Inc (Class B)	208,183
1,309	*	LB Foster Co (Class A)	56,366
2,544		Matthews International Corp (Class A)	122,748
2,587		Mueller Industries, Inc	74,635
639	*	Northwest Pipe Co	27,151
24,471		Nucor Corp	1,657,666
553	e	Olympic Steel, Inc	24,940
10,972		Precision Castparts Corp	1,120,022
3,181	e	Quanex Corp	164,585
1,766	e*	RTI International Metals, Inc	79,841
1,899		Schnitzer Steel Industries, Inc (Class A)	134,867
15,256	e	Steel Dynamics, Inc	504,058
2,135	*	Superior Essex, Inc	60,036
2,048	e	Texas Industries, Inc	123,105
4,971	e	Titanium Metals Corp	74,814
1,985	e	Tredegar Corp	36,147
9,536		United States Steel Corp	1,209,832
475	e*	Universal Stainless & Alloy	14,112
4,916	e	Worthington Industries, Inc	82,933
		TOTAL PRIMARY METAL INDUSTRIES	13,498,481

PRINTING AND PUBLISHING - 0.39%
3,945	e*	ACCO Brands Corp	53,534
1,334	e	AH Belo Corp (Class A)	15,250
3,989	e	American Greetings Corp (Class A)	73,996
6,671		Belo (A.H.) Corp (Class A)	70,512
2,149		Bowne & Co, Inc	32,772
763	*	Consolidated Graphics, Inc	42,766
738	e	Courier Corp	18,413
509		CSS Industries, Inc	17,795
1,100	*	Dolan Media Co	22,121
4,862		Dun & Bradstreet Corp	395,670
1,468	e	Ennis, Inc	24,633
7,522	e	EW Scripps Co (Class A)	315,999
18,597		Gannett Co, Inc	540,243
1,340	e	GateHouse Media, Inc	7,826
4,449	e	Harte-Hanks, Inc	60,818

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,153		John Wiley & Sons, Inc (Class A)	$164,874
2,531	e	Journal Communications, Inc (Class A)	18,679
3,120	e	Lee Enterprises, Inc	31,231
1,457	e*	Martha Stewart Living Omnimedia, Inc (Class A)	10,826
3,476	e	McClatchy Co (Class A)	37,193
26,115		McGraw-Hill Cos, Inc	964,949
1,397		Media General, Inc (Class A)	19,586
4,055		Meredith Corp	155,104
1,000	*	MSCI, Inc	29,750
612	e	Multi-Color Corp	13,684
11,647	e	New York Times Co (Class A)	219,895
1,525	e*	Playboy Enterprises, Inc (Class B)	12,703
3,226	e	Primedia, Inc	23,711
10,504	e*	R.H. Donnelley Corp	53,150
17,272		R.R. Donnelley & Sons Co	523,514
864		Schawk, Inc	13,815
2,978	e*	Scholastic Corp	90,144
1,098	e	Standard Register Co	8,553
5,095	e*	Sun-Times Media Group, Inc (Class A)	3,668
3,433	e*	Valassis Communications, Inc	37,248
3,805	e*	VistaPrint Ltd	132,985
497		Washington Post Co (Class B)	328,766
		TOTAL PRINTING AND PUBLISHING	4,586,376

RAILROAD TRANSPORTATION - 0.79%
28,750		Burlington Northern Santa Fe Corp	2,651,325
32,315		CSX Corp	1,811,902
2,561	*	Genesee & Wyoming, Inc (Class A)	88,098
6,303	e*	Kansas City Southern Industries, Inc	252,813
31,374		Norfolk Southern Corp	1,704,236
22,110		Union Pacific Corp	2,772,152
		TOTAL RAILROAD TRANSPORTATION	9,280,526

REAL ESTATE - 0.11%
14,074	e*	CB Richard Ellis Group, Inc (Class A)	304,561
406	e	Consolidated-Tomoka Land Co	22,756
2,600	e	DuPont Fabros Technology Inc	42,874
5,434	e	Forest City Enterprises, Inc (Class A)	199,971
2,565	*	Forestar Real Estate Group, Inc	63,894
691	e*	FX Real Estate and Entertainment, Inc	4,063
345	e*	FX Real Estate and Entertainment, Inc	28
7,117		Grubb & Ellis Co	48,894
2,783		Jones Lang LaSalle, Inc	215,237
1,976	e*	LoopNet, Inc	25,095
7,434	e	St. Joe Co	319,142
6,488	e	Stewart Enterprises, Inc (Class A)	41,653
1,745	e	Thomas Properties Group, Inc	15,321
		TOTAL REAL ESTATE	1,303,489

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.34%
485	e*	AEP Industries, Inc	14,691
4,612		Cooper Tire & Rubber Co	69,042
1,108	e*	Deckers Outdoor Corp	119,465
18,707	*	Goodyear Tire & Rubber Co	482,641

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,047	e*	Metabolix, Inc	$11,465
22,309		Newell Rubbermaid, Inc	510,207
28,816		Nike, Inc (Class B)	1,959,488
2,302	e	Schulman (A.), Inc	47,260
13,076		Sealed Air Corp	330,169
1,498	*	Skechers U.S.A., Inc (Class A)	30,275
2,697		Spartech Corp	22,790
2,058	e	Titan International, Inc	62,995
679	e*	Trex Co, Inc	5,351
4,822		Tupperware Corp	186,515
2,789	e	West Pharmaceutical Services, Inc	123,357
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	3,975,711

SECURITY AND COMMODITY BROKERS - 2.62%
19,043		Ameriprise Financial, Inc	987,380
9,292	e	Bear Stearns Cos, Inc	97,473
5,151	e	BlackRock, Inc	1,051,731
10,699		Broadridge Financial Solutions, Inc	188,302
1,550	e	Calamos Asset Management, Inc (Class A)	25,234
75,525		Charles Schwab Corp	1,422,136
4,523		CME Group, Inc	2,121,739
1,263	e	Cohen & Steers, Inc	33,457
9,932	*	Corrections Corp of America	273,329
1,181	e*	Cowen Group, Inc	8,373
1,280	*	Duff & Phelps Corp	23,027
38,376	e*	E*Trade Financial Corp	148,131
8,382		Eaton Vance Corp	255,735
628	e	Evercore Partners, Inc (Class A)	11,147
2,000	e*	FBR Capital Markets Corp	13,500
626	*	FCStone Group, Inc	17,340
6,729		Federated Investors, Inc (Class B)	263,508
13,416		Franklin Resources, Inc	1,301,218
465	e	GAMCO Investors, Inc (Class A)	23,417
1,167	e	GFI Group, Inc	66,869
33,245		Goldman Sachs Group, Inc	5,498,391
1,525	e	Greenhill & Co, Inc	106,079
2,928	e*	Interactive Brokers Group, Inc (Class A)	75,162
5,780	*	IntercontinentalExchange, Inc	754,290
33,860	e	Invesco Ltd	824,830
3,758	*	Investment Technology Group, Inc	173,544
13,643		Janus Capital Group, Inc	317,473
8,994	e	Jefferies Group, Inc	145,073
2,123	e*	KBW, Inc	46,812
7,726	*	Knight Capital Group, Inc (Class A)	125,470
9,929	e*	LaBranche & Co, Inc	43,191
7,157	e*	Ladenburg Thalmann Financial Services, Inc	13,384
4,291		Lazard Ltd (Class A)	163,916
10,872		Legg Mason, Inc	608,615
42,777	e	Lehman Brothers Holdings, Inc	1,610,126
2,236	e*	MarketAxess Holdings, Inc	22,226
78,104		Merrill Lynch & Co, Inc	3,181,957
7,330	*	MF Global Ltd	72,640
85,603		Morgan Stanley	3,912,057
955	*	Morningstar, Inc	58,589

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
11,082	*	Nasdaq Stock Market, Inc	$428,430
7,467	e	Nymex Holdings, Inc	676,734
21,065	e	NYSE Euronext	1,299,921
3,186		optionsXpress Holdings, Inc	65,982
940	e*	Penson Worldwide, Inc	8,676
1,448	e*	Piper Jaffray Cos	49,174
7,603	e	Raymond James Financial, Inc	174,717
730	e	Sanders Morris Harris Group, Inc	5,957
10,108		SEI Investments Co	249,567
1,084	e*	Stifel Financial Corp	48,672
1,369	e	SWS Group, Inc	16,743
21,354		T Rowe Price Group, Inc	1,067,700
19,272	*	TD Ameritrade Holding Corp	318,181
1,572	e*	Thomas Weisel Partners Group, Inc	10,407
834	e	US Global Investors, Inc (Class A)	11,292
39		Value Line, Inc	1,790
6,451		Waddell & Reed Financial, Inc (Class A)	207,271
1,558		WP Stewart & Co Ltd	3,023
		TOTAL SECURITY AND COMMODITY BROKERS	30,731,108

SOCIAL SERVICES - 0.01%
2,064	*	Bright Horizons Family Solutions, Inc	88,835
1,459	*	Capital Senior Living Corp	11,745
889	e*	Providence Service Corp	26,670
1,945	*	Res-Care, Inc	33,357
		TOTAL SOCIAL SERVICES	160,607

SPECIAL TRADE CONTRACTORS - 0.06%
336	e	Alico, Inc	14,834
2,239	*	AsiaInfo Holdings, Inc	24,316
1,767	e	Chemed Corp	74,567
3,012		Comfort Systems USA, Inc	39,186
5,058	*	Dycom Industries, Inc	60,747
5,364	*	EMCOR Group, Inc	119,134
1,805	e*	Insituform Technologies, Inc (Class A)	24,963
1,031	e*	Integrated Electrical Services, Inc	16,197
1,410	e*	Layne Christensen Co	49,378
13,095	e*	Quanta Services, Inc	303,411
		TOTAL SPECIAL TRADE CONTRACTORS	726,733

STONE, CLAY, AND GLASS PRODUCTS - 0.53%
58,314		3M Co	4,615,553
1,797		Apogee Enterprises, Inc	27,674
2,375	e*	Cabot Microelectronics Corp	76,356
1,956	e	CARBO Ceramics, Inc	78,436
3,422	e	Eagle Materials, Inc	121,652
12,021		Gentex Corp	206,160
1,024		Libbey, Inc	17,244
8,425	e*	Owens Corning, Inc	152,745
12,497	*	Owens-Illinois, Inc	705,206
5,438	e*	US Concrete, Inc	20,664
6,569	e*	USG Corp	241,871
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	6,263,561

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
TEXTILE MILL PRODUCTS - 0.00% **
838	e*	Heelys, Inc	$3,595
988	e	Oxford Industries, Inc	22,260
1,030	e	Xerium Technologies, Inc	1,329
		TOTAL TEXTILE MILL PRODUCTS	27,184

TOBACCO PRODUCTS - 1.19%
170,896		Altria Group, Inc	3,793,891
8,861		Loews Corp (Carolina Group)	642,866
170,296	*	Philip Morris International, Inc	8,613,572
2,323	e	Universal Corp	152,226
12,503	e	UST, Inc	681,664
2,667	e	Vector Group Ltd	46,913
		TOTAL TOBACCO PRODUCTS	13,931,132

TRANSPORTATION BY AIR - 0.40%
6,873	e*	ABX Air, Inc	20,207
1,158	e*	Air Methods Corp	56,012
7,375	e*	Airtran Holdings, Inc	48,675
2,676	e*	Alaska Air Group, Inc	52,503
21,488	e*	AMR Corp	193,822
1,128	*	Atlas Air Worldwide Holdings, Inc	62,040
1,954	e*	Bristow Group, Inc	104,871
7,366	e*	Continental Airlines, Inc (Class B)	141,648
1,258	e	Copa Holdings S.A. (Class A)	47,942
23,407	e*	Delta Air Lines, Inc	201,300
4,473	e*	ExpressJet Holdings, Inc	11,764
24,943		FedEx Corp	2,311,468
17,124	e*	JetBlue Airways Corp	99,319
21,437	*	Northwest Airlines Corp	192,719
922	e*	PHI, Inc	29,080
1,460	e*	Pinnacle Airlines Corp	12,746
2,859	*	Republic Airways Holdings, Inc	61,926
5,499	e	Skywest, Inc	116,139
58,701		Southwest Airlines Co	727,892
8,948	e	UAL Corp	192,650
6,653	e*	US Airways Group, Inc	59,278
		TOTAL TRANSPORTATION BY AIR	4,744,001

TRANSPORTATION EQUIPMENT - 2.48%
1,320	e	A.O. Smith Corp	43,388
3,346	e*	AAR Corp	91,245
1,900	e*	Accuride Corp	15,542
1,480	*	Aerovironment, Inc	30,266
1,854	*	Aftermarket Technology Corp	36,042
3,270	e	American Axle & Manufacturing Holdings, Inc	67,035
668	e	American Railcar Industries, Inc	13,580
1,552	e*	Amerigon, Inc	22,970
1,151	e	Arctic Cat, Inc	8,391
5,173	e	ArvinMeritor, Inc	64,714
6,403		Autoliv, Inc	321,431
7,275	*	BE Aerospace, Inc	254,261
63,711		Boeing Co	4,738,187
6,439	e*	Brunswick Corp	102,831

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,188	e	Clarcor, Inc	$148,883
1,776	e*	Comtech Group, Inc	19,163
3,326	e	Federal Signal Corp	46,431
9,703	e*	Fleetwood Enterprises, Inc	44,634
6,538	e*	Force Protection, Inc	13,141
172,754	e*	Ford Motor Co	988,153
872	e	Freightcar America, Inc	29,910
4,586	e*	GenCorp, Inc	47,190
32,562		General Dynamics Corp	2,714,694
38,789	e*	General Motors Corp	738,930
691	e*	GenTek, Inc	20,785
13,623		Genuine Parts Co	547,917
10,128		Goodrich Corp	582,461
908		Greenbrier Cos, Inc	24,080
1,661	e	Group 1 Automotive, Inc	39,000
19,810		Harley-Davidson, Inc	742,875
6,362		Harsco Corp	352,328
14,118	e*	Hayes Lemmerz International, Inc	39,389
2,398	e	Heico Corp	116,903
1,815		Kaman Corp	51,346
28,755		Lockheed Martin Corp	2,855,372
624	*	Miller Industries, Inc	6,009
1,899	e	Monaco Coach Corp	18,003
790	e	Noble International Ltd	4,938
28,156		Northrop Grumman Corp	2,190,818
5,333	e*	Orbital Sciences Corp	128,525
6,187		Oshkosh Truck Corp	224,464
29,947		Paccar, Inc	1,347,615
10,406	*	Pactiv Corp	272,741
2,600	e	Polaris Industries, Inc	106,626
36,235		Raytheon Co	2,341,143
2,358	e	Spartan Motors, Inc	19,949
5,413	*	Spirit Aerosystems Holdings, Inc (Class A)	120,060
1,177		Standard Motor Products, Inc	7,203
1,529	e	Superior Industries International, Inc	31,727
4,114	*	Tenneco, Inc	114,945
2,377	e	Thor Industries, Inc	70,763
796	*	TransDigm Group, Inc	29,492
6,079	e	Trinity Industries, Inc	162,005
1,153	e	Triumph Group, Inc	65,640
3,080	*	TRW Automotive Holdings Corp	71,980
80,441		United Technologies Corp	5,535,950
10,912	e*	Visteon Corp	41,029
4,482	e	Wabash National Corp	40,293
3,975		Westinghouse Air Brake Technologies Corp	149,699
2,357	e	Winnebago Industries, Inc	39,833
		TOTAL TRANSPORTATION EQUIPMENT	29,114,918

TRANSPORTATION SERVICES - 0.20%
1,389	e	Ambassadors Group, Inc	26,238
287	e	Ambassadors International, Inc	2,127
13,680		CH Robinson Worldwide, Inc	744,192
848	e*	Dynamex, Inc	21,454
17,130	e	Expeditors International Washington, Inc	773,933

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,435		GATX Corp	$173,275
3,009	*	HUB Group, Inc (Class A)	98,966
6,541	*	Lear Corp	169,477
2,400	*	Orbitz Worldwide, Inc	16,536
2,524	e	Pacer International, Inc	41,469
2,873	e	Ship Finance International Ltd	75,502
9,071		UTI Worldwide, Inc	182,146
		TOTAL TRANSPORTATION SERVICES	2,325,315

TRUCKING AND WAREHOUSING - 0.44%
1,783	e	Arkansas Best Corp	56,806
1,550	*	Celadon Group, Inc	15,004
3,863		Con-way, Inc	191,141
2,398	e	Forward Air Corp	84,985
5,832	e	Heartland Express, Inc	83,164
7,060	e	J.B. Hunt Transport Services, Inc	221,896
4,818		Landstar System, Inc	251,307
868	e*	Marten Transport Ltd	13,471
2,240	e*	Old Dominion Freight Line	71,299
1,124	*	Saia, Inc	17,827
54,604		United Parcel Service, Inc (Class B)	3,987,184
394	e*	Universal Truckload Services, Inc	8,223
3,306	e	Werner Enterprises, Inc	61,359
5,165	e*	YRC Worldwide, Inc	67,765
		TOTAL TRUCKING AND WAREHOUSING	5,131,431

WATER TRANSPORTATION - 0.30%
3,677		Alexander & Baldwin, Inc	158,405
4,816	e*	American Commercial Lines, Inc	76,093
985	e	Arlington Tankers Ltd	20,685
35,290		Carnival Corp	1,428,539
1,583	e	Double Hull Tankers, Inc	16,796
3,900	e	Eagle Bulk Shipping, Inc	100,464
3,883	e	Frontline Ltd	178,696
1,728	e	Genco Shipping & Trading Ltd	97,511
2,091	e	General Maritime Corp	49,369
2,545	e	Golar LNG Ltd	46,497
1,828	e*	Gulfmark Offshore, Inc	100,028
2,450	e	Horizon Lines, Inc (Class A)	45,595
2,095	e*	Hornbeck Offshore Services, Inc	95,679
4,321	*	Kirby Corp	246,297
1,231	e	Knightsbridge Tankers Ltd	32,843
1,957	e	Nordic American Tanker Shipping	54,796
2,912	e*	Odyssey Marine Exploration, Inc	15,696
2,409	e	Overseas Shipholding Group, Inc	168,726
11,003	e	Royal Caribbean Cruises Ltd	361,999
810	e*	TBS International Ltd (Class A)	24,462
3,285	e	Teekay Corp	139,514
1,000		Teekay Tankers Ltd	17,117
2,606	e*	Ultrapetrol Bahamas Ltd	26,685
		TOTAL WATER TRANSPORTATION	3,502,492

WHOLESALE TRADE-DURABLE GOODS - 0.34%
2,311	e	Agilysys, Inc	26,808

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,078		Applied Industrial Technologies, Inc	$92,001
9,621	*	Arrow Electronics, Inc	323,747
3,350		Barnes Group, Inc	76,883
2,934	e*	Beacon Roofing Supply, Inc	29,340
1,201	e	BlueLinx Holdings, Inc	6,113
8,964		BorgWarner, Inc	385,721
4,412	e	Building Material Holding Corp	19,325
990		Castle (A.M.) & Co	26,730
2,919	e*	Conceptus, Inc	54,177
1,588	*	Digi International, Inc	18,326
1,510	e*	Drew Industries, Inc	36,935
681	e*	Hansen Medical, Inc	9,575
1,040	e	Houston Wire & Cable Co	16,661
7,856		IKON Office Solutions, Inc	59,706
11,124	*	Ingram Micro, Inc (Class A)	176,093
4,534	*	Insight Enterprises, Inc	79,345
2,838	*	Interline Brands, Inc	52,645
4,015	e	Knight Transportation, Inc	66,087
299		Lawson Products, Inc	8,237
9,474	*	LKQ Corp	212,881
3,302	e	Martin Marietta Materials, Inc	350,573
440	e*	MWI Veterinary Supply, Inc	15,514
3,496		Owens & Minor, Inc	137,533
10,538	e*	Patterson Cos, Inc	382,529
3,421	e	PEP Boys-Manny Moe & Jack	34,073
3,769	e	Pool Corp	71,196
5,703	e*	PSS World Medical, Inc	95,012
5,006		Reliance Steel & Aluminum Co	299,659
1,942	*	Solera Holdings, Inc	47,307
4,235	*	Tech Data Corp	138,908
827	*	TomoTherapy, Inc	11,867
3,578	e*	Tyler Technologies, Inc	50,020
5,606		W.W. Grainger, Inc	428,242
3,829	e*	WESCO International, Inc	139,720
745	e*	West Marine, Inc	5,193
		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,984,682

WHOLESALE TRADE-NONDURABLE GOODS - 0.56%
6,265		Airgas, Inc	284,870
2,989	e*	Akorn, Inc	14,138
8,136	e*	Alliance One International, Inc	49,141
6,739	e	Allscripts Healthcare Solutions, Inc	69,546
1,516	e	Andersons, Inc	67,629
2,715	e*	Bare Escentuals, Inc	63,585
1,986	e*	BMP Sunstone Corp	15,213
6,247	e	Brown-Forman Corp (Class B)	413,676
29,426		Cardinal Health, Inc	1,545,159
2,849	e*	Central European Distribution Corp	165,783
667	e*	Core-Mark Holding Co, Inc	19,170
10,979		Dean Foods Co	220,568
10,797	*	Endo Pharmaceuticals Holdings, Inc	258,480
2,784	e*	Fresh Del Monte Produce, Inc	101,338
1,632	e*	Green Mountain Coffee Roasters, Inc	51,653
3,462	e*	Hain Celestial Group, Inc	102,129

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
7,098	*	Henry Schein, Inc	$407,425
4,388		Herbalife Ltd	208,430
11,952	e	Idearc, Inc	43,505
669	e	Kenneth Cole Productions, Inc (Class A)	11,333
1,677	e	K-Swiss, Inc (Class A)	26,530
1,070	*	LSB Industries, Inc	15,772
136	*	Maui Land & Pineapple Co, Inc	4,337
4,634	e	Men's Wearhouse, Inc	107,833
1,840	e	Myers Industries, Inc	24,159
816	e	Nash Finch Co	27,728
5,040		Nu Skin Enterprises, Inc (Class A)	90,821
928	*	Nuco2, Inc	25,771
887	*	Perry Ellis International, Inc	19,363
1,699	e*	School Specialty, Inc	53,586
1,840	e*	Source Interlink Cos, Inc	3,496
1,321		Spartan Stores, Inc	27,543
49,780		Sysco Corp	1,444,616
7,184	*	Terra Industries, Inc	255,248
2,710	e*	Tractor Supply Co	107,099
3,635	e*	United Natural Foods, Inc	68,011
2,146	*	United Stationers, Inc	102,364
356	e	Valhi, Inc	8,327
1,324	e*	Volcom, Inc	26,758
1,682	e	Zep Inc	27,201
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	6,579,334

		TOTAL COMMON STOCKS	1,168,669,356
		(Cost $976,312,109)

SHORT-TERM INVESTMENTS - 11.55%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.55%
135,410,930		State Street Navigator Securities Lending Prime Portfolio	135,410,930
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	135,410,930

		TOTAL SHORT-TERM INVESTMENTS	135,410,930
		(Cost $135,410,930)

		TOTAL PORTFOLIO - 111.17%	1,304,080,286
		(Cost $1,111,723,039)

		OTHER ASSETS & LIABILITIES, NET - (11.17)%	(130,976,120)

		NET ASSETS - 100.00%	$1,173,104,166

	*	Non-income producing
	**	Percentage represents less than 0.01%.
	e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
S&P 500 INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.72%

AMUSEMENT AND RECREATION SERVICES - 0.49%
173,070	*	Walt Disney Co	$5,430,936
		TOTAL AMUSEMENT AND RECREATION SERVICES	5,430,936

APPAREL AND ACCESSORY STORES - 0.33%
7,700		Abercrombie & Fitch Co (Class A)	563,178
42,337		Gap, Inc	833,192
28,515	*	Kohl's Corp	1,223,008
28,570	*	Limited Brands, Inc	488,547
17,113	e	Nordstrom, Inc	557,884
		TOTAL APPAREL AND ACCESSORY STORES	3,665,809

APPAREL AND OTHER TEXTILE PRODUCTS - 0.11%
8,603		Jones Apparel Group, Inc	115,452
9,026	e	Liz Claiborne, Inc	163,822
5,380	e	Polo Ralph Lauren Corp	313,600
7,773		VF Corp	602,485
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,195,359

AUTO REPAIR, SERVICES AND PARKING - 0.03%
5,110		Ryder System, Inc	311,250
		TOTAL AUTO REPAIR, SERVICES AND PARKING	311,250

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.06%
12,820	*	Autonation, Inc	191,915
3,968	*	Autozone, Inc	451,677
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	643,592

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.66%
153,449		Home Depot, Inc	4,291,968
133,018		Lowe's Cos, Inc	3,051,433
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	7,343,401

BUSINESS SERVICES - 6.03%
52,163	*	Adobe Systems, Inc	1,856,481
9,192	*	Affiliated Computer Services, Inc (Class A)	460,611
15,000	e*	Akamai Technologies, Inc	422,400
21,434	*	Autodesk, Inc	674,742
47,799		Automatic Data Processing, Inc	2,026,200
17,794	*	BMC Software, Inc	578,661
35,668		CA, Inc	802,530
17,221	*	Citrix Systems, Inc	505,092
26,400	*	Cognizant Technology Solutions Corp (Class A)	761,112
15,806	*	Computer Sciences Corp	644,727
26,698	*	Compuware Corp	195,963
13,106	*	Convergys Corp	197,376

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
103,383	*	eBay, Inc	$3,084,949
28,609	*	Electronic Arts, Inc	1,428,161
46,550		Electronic Data Systems Corp	775,058
12,005		Equifax, Inc	413,932
18,900	*	Expedia, Inc	413,721
15,500		Fidelity National Information Services, Inc	591,170
14,895	*	Fiserv, Inc	716,301
21,166	*	Google, Inc (Class A)	9,322,988
17,017		IMS Health, Inc	357,527
42,401	e*	Interpublic Group of Cos, Inc	356,592
30,264	*	Intuit, Inc	817,431
47,423	*	Juniper Networks, Inc	1,185,575
733,158		Microsoft Corp	20,807,024
11,892	*	Monster Worldwide, Inc	287,905
31,750	*	Novell, Inc	199,708
29,664		Omnicom Group, Inc	1,310,556
362,202	*	Oracle Corp	7,084,671
14,885		Robert Half International, Inc	383,140
72,598	*	Sun Microsystems Inc	1,127,447
78,915	*	Symantec Corp	1,311,567
18,000		Total System Services, Inc	425,880
32,643	*	Unisys Corp	144,608
20,092	e*	VeriSign, Inc	667,858
46,261		Waste Management, Inc	1,552,519
121,540	*	Yahoo!, Inc	3,516,152
		TOTAL BUSINESS SERVICES	67,408,335

CHEMICALS AND ALLIED PRODUCTS - 9.56%
141,534	*	Abbott Laboratories	7,805,600
19,553		Air Products & Chemicals, Inc	1,798,876
98,937	*	Amgen, Inc	4,133,588
9,674		Avery Dennison Corp	476,445
39,036	*	Avon Products, Inc	1,543,483
9,937	*	Barr Pharmaceuticals, Inc	480,056
26,679	*	Biogen Idec, Inc	1,645,828
179,969		Bristol-Myers Squibb Co	3,833,340
12,964		Clorox Co	734,281
46,305		Colgate-Palmolive Co	3,607,623
85,923		Dow Chemical Co	3,166,263
81,773	*	Du Pont (E.I.) de Nemours & Co	3,823,705
7,516		Eastman Chemical Co	469,374
16,250		Ecolab, Inc	705,738
89,765	*	Eli Lilly & Co	4,630,976
10,527	e	Estee Lauder Cos (Class A)	482,663
28,336	*	Forest Laboratories, Inc	1,133,723
24,202	*	Genzyme Corp	1,804,017
84,644	*	Gilead Sciences, Inc	4,361,705
11,058		Hercules, Inc	202,251
14,776	*	Hospira, Inc	631,970
7,423		International Flavors & Fragrances, Inc	326,983
24,091	*	King Pharmaceuticals, Inc	209,592
197,891		Merck & Co, Inc	7,509,963
50,117		Monsanto Co	5,588,045
27,776	e	Mylan Laboratories, Inc	322,202

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
621,147		Pfizer, Inc	$13,000,607
15,228	*	PPG Industries, Inc	921,446
28,721		Praxair, Inc	2,419,170
282,414	*	Procter & Gamble Co	19,788,749
11,372	e	Rohm & Haas Co	614,998
147,348		Schering-Plough Corp	2,123,285
9,485	e	Sherwin-Williams Co	484,114
11,800		Sigma-Aldrich Corp	703,870
9,403	*	Watson Pharmaceuticals, Inc	275,696
121,737		Wyeth	5,083,737
		TOTAL CHEMICALS AND ALLIED PRODUCTS	106,843,962

COAL MINING - 0.21%
16,835		Consol Energy, Inc	1,164,814
24,100		Peabody Energy Corp	1,229,100
		TOTAL COAL MINING	2,393,914

COMMUNICATIONS - 4.02%
552,856		AT&T, Inc	21,174,385
36,800	*	American Tower Corp (Class A)	1,442,928
9,991		CenturyTel, Inc	332,101
29,970		Citizens Communications Co	314,385
45,281		Clear Channel Communications, Inc	1,323,111
275,831	e	Comcast Corp (Class A)	5,334,571
65,300	*	DIRECTV Group, Inc	1,618,787
14,011		Embarq Corp	561,841
16,900	*	IAC/InterActiveCorp	350,844
142,937	e	Qwest Communications International, Inc	647,505
258,724		Sprint Nextel Corp	1,730,864
262,834		Verizon Communications, Inc	9,580,299
43,403		Windstream Corp	518,666
		TOTAL COMMUNICATIONS	44,930,287

DEPOSITORY INSTITUTIONS - 7.25%
406,847		Bank of America Corp	15,423,570
104,451		Bank of New York Mellon Corp	4,358,740
50,009	e	BB&T Corp	1,603,289
476,832		Citigroup, Inc	10,213,741
13,704		Comerica, Inc	480,736
48,464		Fifth Third Bancorp	1,013,867
11,523	e	First Horizon National Corp	161,437
47,300		Hudson City Bancorp, Inc	836,264
33,297	e	Huntington Bancshares, Inc	357,943
311,066		JPMorgan Chase & Co	13,360,285
35,392		Keycorp	776,854
6,806	e	M&T Bank Corp	547,747
22,986		Marshall & Ilsley Corp	533,275
57,626	e	National City Corp	573,379
17,653		Northern Trust Corp	1,173,395
31,217		PNC Financial Services Group, Inc	2,046,899
63,263		Regions Financial Corp	1,249,444
32,972	e	Sovereign Bancorp, Inc	307,299
35,127		State Street Corp	2,775,033
31,723		SunTrust Banks, Inc	1,749,206

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
158,427		US Bancorp	$5,126,698
181,461		Wachovia Corp	4,899,447
79,078	e	Washington Mutual, Inc	814,503
302,017		Wells Fargo & Co	8,788,694
68,323		Western Union Co	1,453,230
9,519	e	Zions Bancorporation	433,590
		TOTAL DEPOSITORY INSTITUTIONS	81,058,565

EATING AND DRINKING PLACES - 0.83%
13,069		Darden Restaurants, Inc	425,396
105,527	*	McDonald's Corp	5,885,241
66,455	*	Starbucks Corp	1,162,963
8,327		Wendy's International, Inc	192,021
43,554		Yum! Brands, Inc	1,620,644
		TOTAL EATING AND DRINKING PLACES	9,286,265

EDUCATIONAL SERVICES - 0.05%
12,380	*	Apollo Group, Inc (Class A)	534,816
		TOTAL EDUCATIONAL SERVICES	534,816

ELECTRIC, GAS, AND SANITARY SERVICES - 3.68%
60,827	*	AES Corp	1,013,986
15,446		Allegheny Energy, Inc	780,023
30,813	*	Allied Waste Industries, Inc	333,089
19,233	e	Ameren Corp	847,021
36,312		American Electric Power Co, Inc	1,511,669
29,178	e	Centerpoint Energy, Inc	416,370
19,365	e	CMS Energy Corp	262,202
24,692	e	Consolidated Edison, Inc	980,272
16,400		Constellation Energy Group, Inc	1,447,628
53,190		Dominion Resources, Inc	2,172,280
14,901	e	DTE Energy Co	579,500
114,730		Duke Energy Corp	2,047,931
45,758	*	Dynegy, Inc (Class A)	361,031
29,596		Edison International	1,450,796
63,690		El Paso Corp	1,059,802
17,679		Entergy Corp	1,928,425
60,515		Exelon Corp	4,918,054
27,962		FirstEnergy Corp	1,918,752
36,984	*	FPL Group, Inc	2,320,376
7,076	e	Integrys Energy Group, Inc	330,025
3,870	e	Nicor, Inc	129,684
25,039		NiSource, Inc	431,672
18,200		Pepco Holdings, Inc	449,904
32,186		PG&E Corp	1,185,089
9,262	e	Pinnacle West Capital Corp	324,911
33,839		PPL Corp	1,553,887
23,541		Progress Energy, Inc	981,660
46,716		Public Service Enterprise Group, Inc	1,877,516
15,700		Questar Corp	887,992
24,090		Sempra Energy	1,283,515
69,048	e	Southern Co	2,458,799
18,639		TECO Energy, Inc	297,292
53,933		Williams Cos, Inc	1,778,710

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
38,195		Xcel Energy, Inc	$761,990
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	41,081,853

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.97%
55,539	e*	Advanced Micro Devices, Inc	327,125
28,197		Altera Corp	519,671
27,889		Analog Devices, Inc	823,283
80,461	*	Apple Computer, Inc	11,546,153
42,780	*	Broadcom Corp (Class A)	824,371
8,158	e*	Ciena Corp	251,511
546,018	*	Cisco Systems, Inc	13,153,573
16,360		Cooper Industries Ltd (Class A)	656,854
13,288		Eaton Corp	1,058,655
5,324	e	Harman International Industries, Inc	231,807
67,939		Honeywell International, Inc	3,833,118
531,827		Intel Corp	11,264,096
18,804	e*	JDS Uniphase Corp	251,786
11,367		L-3 Communications Holdings, Inc	1,242,868
20,255	e	Linear Technology Corp	621,626
63,144	*	LSI Logic Corp	312,563
20,800	*	MEMC Electronic Materials, Inc	1,474,720
17,400	e	Microchip Technology, Inc	569,502
69,264	*	Micron Technology, Inc	413,506
12,691	e	Molex, Inc	293,924
207,840	*	Motorola, Inc	1,932,912
21,800		National Semiconductor Corp	399,376
31,282	*	NetApp, Inc	627,204
10,132	*	Novellus Systems, Inc	213,279
50,543	*	Nvidia Corp	1,000,246
13,080	*	QLogic Corp	200,778
147,675		Qualcomm, Inc	6,054,675
12,466		RadioShack Corp	202,573
38,762	e*	Tellabs, Inc	211,253
121,569	*	Texas Instruments, Inc	3,436,756
45,196		Tyco Electronics Ltd	1,551,127
6,997	e	Whirlpool Corp	607,200
26,873		Xilinx, Inc	638,234
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	66,746,325

ENGINEERING AND MANAGEMENT SERVICES - 0.60%
39,839	*	Celgene Corp	2,441,732
8,031		Fluor Corp	1,133,656
11,000	*	Jacobs Engineering Group, Inc	809,490
19,149	e	Moody's Corp	666,960
30,297		Paychex, Inc	1,037,975
14,337		Quest Diagnostics, Inc	649,036
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,738,849

FABRICATED METAL PRODUCTS - 0.35%
9,388		Ball Corp	431,285
37,560		Illinois Tool Works, Inc	1,811,519
15,324		Parker Hannifin Corp	1,061,493
5,526		Snap-On, Inc	280,997

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
7,534		Stanley Works	$358,769
		TOTAL FABRICATED METAL PRODUCTS	3,944,063

FOOD AND KINDRED PRODUCTS - 3.97%
65,564	*	Anheuser-Busch Cos, Inc	3,111,012
58,450	*	Archer Daniels Midland Co	2,405,802
20,623		Campbell Soup Co	700,151
182,984		Coca-Cola Co	11,138,236
25,951		Coca-Cola Enterprises, Inc	628,014
44,201		ConAgra Foods, Inc	1,058,614
17,790	*	Constellation Brands, Inc (Class A)	314,349
30,690		General Mills, Inc	1,837,717
28,837		H.J. Heinz Co	1,354,474
15,435	e	Hershey Co	581,436
24,357		Kellogg Co	1,280,204
140,726		Kraft Foods, Inc (Class A)	4,363,913
11,857		McCormick & Co, Inc	438,353
12,384		Molson Coors Brewing Co (Class B)	651,027
12,708		Pepsi Bottling Group, Inc	430,928
146,418	*	PepsiCo, Inc	10,571,379
15,561		Reynolds American, Inc	918,566
65,672		Sara Lee Corp	918,095
25,171		Tyson Foods, Inc (Class A)	401,477
20,159		Wrigley (Wm.) Jr Co	1,266,792
		TOTAL FOOD AND KINDRED PRODUCTS	44,370,539

FOOD STORES - 0.34%
61,920		Kroger Co	1,572,768
40,257		Safeway, Inc	1,181,543
19,200		Supervalu, Inc	575,616
12,873	e	Whole Foods Market, Inc	424,423
		TOTAL FOOD STORES	3,754,350

FORESTRY - 0.11%
19,017	e*	Weyerhaeuser Co	1,236,866
		TOTAL FORESTRY	1,236,866

FURNITURE AND FIXTURES - 0.24%
53,996		Johnson Controls, Inc	1,825,065
16,173	e	Leggett & Platt, Inc	246,638
33,571		Masco Corp	665,713
		TOTAL FURNITURE AND FIXTURES	2,737,416

FURNITURE AND HOME FURNISHINGS STORES - 0.13%
23,945	e*	Bed Bath & Beyond, Inc	706,378
14,400	*	GameStop Corp (Class A)	744,624
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,451,002

GENERAL BUILDING CONTRACTORS - 0.12%
11,466		Centex Corp	277,592
25,006	e	DR Horton, Inc	393,845
7,400	e	KB Home	183,002
12,331	e	Lennar Corp (Class A)	231,946
20,048	e	Pulte Homes, Inc	291,698
		TOTAL GENERAL BUILDING CONTRACTORS	1,378,083

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
GENERAL MERCHANDISE STORES - 1.91%
9,215	e*	Big Lots, Inc	$205,495
39,458		Costco Wholesale Corp	2,563,586
6,283	e	Dillard's, Inc (Class A)	108,130
13,353	e	Family Dollar Stores, Inc	260,384
20,159		JC Penney Co, Inc	760,196
39,387		Macy's, Inc	908,264
75,541		Target Corp	3,828,418
39,788		TJX Cos, Inc	1,315,789
216,420		Wal-Mart Stores, Inc	11,401,006
		TOTAL GENERAL MERCHANDISE STORES	21,351,268

HEALTH SERVICES - 0.94%
15,263		AmerisourceBergen Corp	625,478
25,320		Cigna Corp	1,027,232
14,049	*	Coventry Health Care, Inc	566,877
23,174	*	Express Scripts, Inc	1,490,552
10,725	*	Laboratory Corp of America Holdings	790,218
26,638		McKesson Corp	1,395,032
48,642	*	Medco Health Solutions, Inc	2,130,033
45,498	e*	Tenet Healthcare Corp	257,519
49,509	*	WellPoint, Inc	2,184,832
		TOTAL HEALTH SERVICES	10,467,773

HOLDING AND OTHER INVESTMENT OFFICES - 3.54%
9,167	e	Apartment Investment & Management Co (Class A)	328,270
7,100	e	AvalonBay Communities, Inc	685,292
10,810	e	Boston Properties, Inc	995,277
11,100		Developers Diversified Realty Corp	464,868
24,652		Equity Residential	1,022,811
22,100	e	General Growth Properties, Inc	843,557
19,800		HCP, Inc	669,438
47,500		Host Marriott Corp	756,200
22,930		Kimco Realty Corp	898,168
15,965	e	Plum Creek Timber Co, Inc	649,776
23,425		Prologis	1,378,796
11,306		Public Storage, Inc	1,001,938
203,900	e	SPDR Trust Series 1	26,908,683
20,215		Simon Property Group, Inc	1,878,176
12,168		Vornado Realty Trust	1,049,003
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	39,530,253

HOTELS AND OTHER LODGING PLACES - 0.20%
28,592	e	Marriott International, Inc (Class A)	982,421
17,304		Starwood Hotels & Resorts Worldwide, Inc	895,482
16,139		Wyndham Worldwide Corp	333,755
		TOTAL HOTELS AND OTHER LODGING PLACES	2,211,658

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.66%
125,396		Applied Materials, Inc	2,446,476
5,731	e	Black & Decker Corp	378,819
57,170		Caterpillar, Inc	4,475,839
18,552		Cummins, Inc	868,605

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
39,980		Deere & Co	$3,215,991
203,866	*	Dell, Inc	4,061,011
18,139		Dover Corp	757,847
190,895	*	EMC Corp	2,737,434
914,784	d*	General Electric Co	33,856,156
225,828	*	Hewlett-Packard Co	10,311,306
24,770	e	Ingersoll-Rand Co Ltd (Class A)	1,104,247
126,755	*	International Business Machines Corp	14,594,571
28,687		International Game Technology	1,153,504
16,442		ITT Industries, Inc	851,860
19,379		Jabil Circuit, Inc	183,325
8,825	*	Lexmark International, Inc (Class A)	271,104
11,900		Manitowoc Co, Inc	485,520
10,940		Pall Corp	383,666
13,526		Rockwell Automation, Inc	776,663
20,760	e*	SanDisk Corp	468,553
16,384	*	Teradata Corp	361,431
9,300	*	Terex Corp	581,250
15,541		Trane, Inc	713,332
11,700	*	Varian Medical Systems, Inc	548,028
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	85,586,538

INSTRUMENTS AND RELATED PRODUCTS - 4.64%
33,495	*	Agilent Technologies, Inc	999,156
27,926		Allergan, Inc	1,574,747
15,265		Applera Corp (Applied Biosystems Group)	501,608
9,269		Bard (C.R.), Inc	893,532
57,602		Baxter International, Inc	3,330,548
22,158		Becton Dickinson & Co	1,902,264
122,082	*	Boston Scientific Corp	1,571,195
45,296		Covidien Ltd	2,004,348
22,992		Danaher Corp	1,748,082
26,185	e*	Eastman Kodak Co	462,689
71,600		Emerson Electric Co	3,684,536
259,500		Johnson & Johnson	16,833,765
16,390		Kla-Tencor Corp	608,069
102,812		Medtronic, Inc	4,973,016
5,077	e*	Millipore Corp	342,241
11,103		PerkinElmer, Inc	269,248
19,726		Pitney Bowes, Inc	690,805
15,042		Rockwell Collins, Inc	859,650
31,104	*	St. Jude Medical, Inc	1,343,382
21,643		Stryker Corp	1,407,877
15,441	*	Teradyne, Inc	191,777
38,352	*	Thermo Electron Corp	2,179,928
9,368	*	Waters Corp	521,798
84,047		Xerox Corp	1,258,184
21,297	*	Zimmer Holdings, Inc	1,658,184
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	51,810,629

INSURANCE AGENTS, BROKERS AND SERVICE - 0.40%
27,963		AON Corp	1,124,113
28,525		Hartford Financial Services Group, Inc	2,161,339

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
47,305	e	Marsh & McLennan Cos, Inc	$1,151,877
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,437,329

INSURANCE CARRIERS - 4.08%
30,305		ACE Ltd	1,668,593
45,468		Aetna, Inc	1,913,748
43,554		Aflac, Inc	2,828,832
51,884		Allstate Corp	2,493,545
25,603	e	Ambac Financial Group, Inc	147,217
230,628		American International Group, Inc	9,974,661
8,700		Assurant, Inc	529,482
33,996		Chubb Corp	1,682,122
14,849		Cincinnati Financial Corp	564,856
39,904		Genworth Financial, Inc (Class A)	903,427
15,628	*	Humana, Inc	701,072
15,300	e	Leucadia National Corp	691,866
24,487	*	Lincoln National Corp	1,273,324
39,934		Loews Corp	1,606,145
19,125	e	MBIA, Inc	233,708
64,993		Metlife, Inc	3,916,478
7,930	e	MGIC Investment Corp	83,503
24,017		Principal Financial Group	1,338,227
63,503		Progressive Corp	1,020,493
41,288		Prudential Financial, Inc	3,230,786
8,675		Safeco Corp	380,659
8,511		Torchmark Corp	511,596
56,929		Travelers Cos, Inc	2,724,053
114,683		UnitedHealth Group, Inc	3,940,508
32,814		UnumProvident Corp	722,236
16,202		XL Capital Ltd (Class A)	478,769
		TOTAL INSURANCE CARRIERS	45,559,906

LEATHER AND LEATHER PRODUCTS - 0.09%
33,446	*	Coach, Inc	1,008,397
		TOTAL LEATHER AND LEATHER PRODUCTS	1,008,397

METAL MINING - 0.46%
34,706		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,339,411
41,057		Newmont Mining Corp	1,859,882
		TOTAL METAL MINING	5,199,293

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.36%
13,889		Fortune Brands, Inc	965,286
13,266		Hasbro, Inc	370,121
33,400		Mattel, Inc	664,660
44,996		Tyco International Ltd	1,982,074
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	3,982,141

MISCELLANEOUS RETAIL - 1.35%
27,987	*	Amazon.com, Inc	1,995,473
31,876		Best Buy Co, Inc	1,321,579
131,230		CVS Corp	5,316,127
24,682	*	Office Depot, Inc	272,736
6,758	e	OfficeMax, Inc	129,348
6,681	e*	Sears Holdings Corp	682,063

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
64,264		Staples, Inc	$1,420,877
12,387		Tiffany & Co	518,272
90,151		Walgreen Co	3,433,852
		TOTAL MISCELLANEOUS RETAIL	15,090,327

MOTION PICTURES - 1.10%
62,182		CBS Corp (Class B)	1,372,979
210,394		News Corp (Class A)	3,944,888
328,752		Time Warner, Inc	4,609,103
59,691	*	Viacom, Inc (Class B)	2,364,957
		TOTAL MOTION PICTURES	12,291,927

NONDEPOSITORY INSTITUTIONS - 1.24%
17,400	e	American Capital Strategies Ltd	594,384
106,289	*	American Express Co	4,646,955
17,190		CIT Group, Inc	203,702
34,169	e	Capital One Financial Corp	1,681,798
54,408		Countrywide Financial Corp	299,244
43,416	e	Discover Financial Services	710,720
88,999		Fannie Mae	2,342,454
60,130		Freddie Mac	1,522,492
42,734	e	SLM Corp	655,967
22,680		Textron, Inc	1,256,926
		TOTAL NONDEPOSITORY INSTITUTIONS	13,914,642

NONMETALLIC MINERALS, EXCEPT FUELS - 0.06%
9,795	e	Vulcan Materials Co	650,388
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	650,388

OIL AND GAS EXTRACTION - 3.32%
42,344		Anadarko Petroleum Corp	2,668,942
28,377		Baker Hughes, Inc	1,943,825
26,587		BJ Services Co	757,995
20,000	*	Cameron International Corp	832,800
41,255	e	Chesapeake Energy Corp	1,903,918
13,100		ENSCO International, Inc	820,322
80,139		Halliburton Co	3,151,867
25,721	e*	Nabors Industries Ltd	868,598
32,434	*	National Oilwell Varco, Inc	1,893,497
24,346		Noble Corp	1,209,266
13,700		Range Resources Corp	869,265
10,201		Rowan Cos, Inc	420,077
109,702	*	Schlumberger Ltd	9,544,074
18,197		Smith International, Inc	1,168,793
29,061		Transocean, Inc	3,929,047
30,894	*	Weatherford International Ltd	2,238,888
46,707		XTO Energy, Inc	2,889,295
		TOTAL OIL AND GAS EXTRACTION	37,110,469

PAPER AND ALLIED PRODUCTS - 0.38%
9,361	e	Bemis Co	238,050
38,966		International Paper Co	1,059,875
38,461		Kimberly-Clark Corp	2,482,658

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
16,791		MeadWestvaco Corp	$457,051
		TOTAL PAPER AND ALLIED PRODUCTS	4,237,634

PERSONAL SERVICES - 0.09%
12,231		Cintas Corp	349,073
29,545		H&R Block, Inc	613,354
		TOTAL PERSONAL SERVICES	962,427

PETROLEUM AND COAL PRODUCTS - 8.59%
30,106		Apache Corp	3,637,407
4,890		Ashland, Inc	231,297
190,221		Chevron Corp	16,237,265
143,034		ConocoPhillips	10,900,621
40,421		Devon Energy Corp	4,217,123
22,333		EOG Resources, Inc	2,679,960
490,146		Exxon Mobil Corp	41,456,549
25,267		Hess Corp	2,228,044
64,584		Marathon Oil Corp	2,945,030
17,081		Murphy Oil Corp	1,403,033
15,600		Noble Energy, Inc	1,135,680
75,363	*	Occidental Petroleum Corp	5,514,311
10,665		Sunoco, Inc	559,593
12,900		Tesoro Corp	387,000
48,972		Valero Energy Corp	2,405,015
		TOTAL PETROLEUM AND COAL PRODUCTS	95,937,928

PIPELINES, EXCEPT NATURAL GAS - 0.12%
57,465		Spectra Energy Corp	1,307,329
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,307,329

PRIMARY METAL INDUSTRIES - 1.02%
74,576		Alcoa, Inc	2,689,211
9,385		Allegheny Technologies, Inc	669,714
143,315		Corning, Inc	3,445,293
26,141		Nucor Corp	1,770,791
12,700		Precision Castparts Corp	1,296,416
8,000	e	Titanium Metals Corp	120,400
10,739		United States Steel Corp	1,362,457
		TOTAL PRIMARY METAL INDUSTRIES	11,354,282

PRINTING AND PUBLISHING - 0.30%
8,155	e	EW Scripps Co (Class A)	342,592
21,200	e	Gannett Co, Inc	615,860
29,962		McGraw-Hill Cos, Inc	1,107,096
3,486		Meredith Corp	133,340
11,963	e	New York Times Co (Class A)	225,861
19,395		R.R. Donnelley & Sons Co	587,862
550		Washington Post Co (Class B)	363,825
		TOTAL PRINTING AND PUBLISHING	3,376,436

RAILROAD TRANSPORTATION - 0.85%
27,329		Burlington Northern Santa Fe Corp	2,520,280
36,948		CSX Corp	2,071,674
35,200		Norfolk Southern Corp	1,912,064

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
24,032	e	Union Pacific Corp	$3,013,132
		TOTAL RAILROAD TRANSPORTATION	9,517,150

REAL ESTATE - 0.03%
15,900	e*	CB Richard Ellis Group, Inc (Class A)	344,076
		TOTAL REAL ESTATE	344,076

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.35%
21,804	*	Goodyear Tire & Rubber Co	562,543
25,387		Newell Rubbermaid, Inc	580,601
34,932		Nike, Inc (Class B)	2,375,376
14,796		Sealed Air Corp	373,599
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	3,892,119

SECURITY AND COMMODITY BROKERS - 2.47%
21,106		Ameriprise Financial, Inc	1,094,346
10,483	e	Bear Stearns Cos, Inc	109,967
85,169		Charles Schwab Corp	1,603,732
4,974		CME Group, Inc	2,333,303
44,011	e*	E*Trade Financial Corp	169,882
7,516		Federated Investors, Inc (Class B)	294,327
14,674		Franklin Resources, Inc	1,423,231
36,281		Goldman Sachs Group, Inc	6,000,514
6,500	*	IntercontinentalExchange, Inc	848,250
14,086		Janus Capital Group, Inc	327,781
12,209		Legg Mason, Inc	683,460
48,174	e	Lehman Brothers Holdings, Inc	1,813,269
88,907		Merrill Lynch & Co, Inc	3,622,071
101,133		Morgan Stanley	4,621,778
24,100	e	NYSE Euronext	1,487,211
23,971		T Rowe Price Group, Inc	1,198,550
		TOTAL SECURITY AND COMMODITY BROKERS	27,631,672

STONE, CLAY, AND GLASS PRODUCTS - 0.46%
64,786		3M Co	5,127,812
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	5,127,812

TOBACCO PRODUCTS - 1.33%
193,017		Altria Group, Inc	4,284,977
193,017	*	Philip Morris International, Inc	9,762,800
14,403	e	UST, Inc	785,252
		TOTAL TOBACCO PRODUCTS	14,833,029

TRANSPORTATION BY AIR - 0.31%
28,109		FedEx Corp	2,604,861
67,041		Southwest Airlines Co	831,308
		TOTAL TRANSPORTATION BY AIR	3,436,169

TRANSPORTATION EQUIPMENT - 2.57%
70,455		Boeing Co	5,239,738
8,063	e*	Brunswick Corp	128,766
202,316	e*	Ford Motor Co	1,157,248
36,819		General Dynamics Corp	3,069,600
51,471	e*	General Motors Corp	980,523
15,184		Genuine Parts Co	610,700

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
11,353		Goodrich Corp	$652,911
21,703		Harley-Davidson, Inc	813,863
31,517		Lockheed Martin Corp	3,129,638
30,783		Northrop Grumman Corp	2,395,225
33,446		Paccar, Inc	1,505,070
12,161	*	Pactiv Corp	318,740
38,972		Raytheon Co	2,517,981
89,841		United Technologies Corp	6,182,857
		TOTAL TRANSPORTATION EQUIPMENT	28,702,860

TRANSPORTATION SERVICES - 0.15%
15,400		CH Robinson Worldwide, Inc	837,760
19,300		Expeditors International Washington, Inc	871,974
		TOTAL TRANSPORTATION SERVICES	1,709,734

TRUCKING AND WAREHOUSING - 0.62%
94,804		United Parcel Service, Inc (Class B)	6,922,588
		TOTAL TRUCKING AND WAREHOUSING	6,922,588

WATER TRANSPORTATION - 0.14%
39,715	e	Carnival Corp	1,607,663
		TOTAL WATER TRANSPORTATION	1,607,663

WHOLESALE TRADE-DURABLE GOODS - 0.08%
12,557	e*	Patterson Cos, Inc	455,819
6,248		W.W. Grainger, Inc	477,285
		TOTAL WHOLESALE TRADE-DURABLE GOODS	933,104

WHOLESALE TRADE-NONDURABLE GOODS - 0.37%
7,955		Brown-Forman Corp (Class B)	526,780
32,873		Cardinal Health, Inc	1,726,161
12,114		Dean Foods Co	243,370
55,815		Sysco Corp	1,619,751
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,116,062

		TOTAL COMMON STOCKS	1,080,638,849
		(Cost $1,037,748,645)

SHORT-TERM INVESTMENTS - 8.88%

PRINCIPAL

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 3.03%
$ 33,880,000		Federal Home Loan Bank Discount Notes, 0.000%, 04/01/08	33,880,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	33,880,000

SHARES

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.85%
65,339,539		State Street Navigator Securities Lending Prime Portfolio	65,339,539
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	65,339,539
		TOTAL SHORT-TERM INVESTMENTS	99,219,539
		(Cost $99,219,539)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

		VALUE
	TOTAL PORTFOLIO - 105.60%	$1,179,858,388
	(Cost $1,136,968,184)

	OTHER ASSETS & LIABILITIES, NET - (5.60)%	(62,584,246)

	NET ASSETS - 100.00%	$1,117,274,142

	ABBREVIATION:
	SPDR- Standard & Poor's Depository Receipts

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other
	requirements on open futures contracts in the amount of $3,728,758.
e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.49%

AMUSEMENT AND RECREATION SERVICES - 0.50%
8,787	*	Activision, Inc	$239,973
2,217	e*	Penn National Gaming, Inc	96,949
513	e	Warner Music Group Corp	2,555
		TOTAL AMUSEMENT AND RECREATION SERVICES	339,477

APPAREL AND ACCESSORY STORES - 1.63%
2,729	e	Abercrombie & Fitch Co (Class A)	199,599
5,988	e	American Eagle Outfitters, Inc	104,850
1,560	*	AnnTaylor Stores Corp	37,721
5,829	e*	Chico's FAS, Inc	41,444
3,114	e*	Hanesbrands, Inc	90,929
9,852	e*	Limited Brands, Inc	168,469
6,854	e	Nordstrom, Inc	223,440
4,249	e	Ross Stores, Inc	127,300
3,632	e*	Urban Outfitters, Inc	113,863
		TOTAL APPAREL AND ACCESSORY STORES	1,107,615

APPAREL AND OTHER TEXTILE PRODUCTS - 0.37%
1,757	e	Guess ?, Inc	71,106
180	e	Liz Claiborne, Inc	3,267
1,803	e	Phillips-Van Heusen Corp	68,370
1,880	e	Polo Ralph Lauren Corp	109,585
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	252,328

AUTO REPAIR, SERVICES AND PARKING - 0.12%
6,540	e*	Hertz Global Holdings, Inc	78,872
		TOTAL AUTO REPAIR, SERVICES AND PARKING	78,872

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.85%
3,065		Advance Auto Parts	104,363
1,324	e*	Autozone, Inc	150,711
6,914	e*	Carmax, Inc	134,270
2,056	e*	Copart, Inc	79,691
3,683	e*	O'Reilly Automotive, Inc	105,039
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	574,074

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.27%
3,925	e	Fastenal Co	180,275
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	180,275

BUSINESS SERVICES - 10.09%
1,877	e	Acxiom Corp	22,280
1,154	*	Affiliated Computer Services, Inc (Class A)	57,827
836	e	Aircastle Ltd	9,405
5,113	e*	Akamai Technologies, Inc	143,982

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,404	e*	Alliance Data Systems Corp	$114,214
6,135	*	Amdocs Ltd	173,989
7,161	e*	Autodesk, Inc	225,428
1,015	e*	Avis Budget Group, Inc	10,779
12,947	e*	BEA Systems, Inc	247,935
6,218	e*	BMC Software, Inc	202,209
1,396	e	Brink's Co	93,783
7,989		CA, Inc	179,753
2,704	*	Cadence Design Systems, Inc	28,879
2,119	e*	Cerner Corp	78,996
2,165	e*	ChoicePoint, Inc	103,054
5,889	*	Citrix Systems, Inc	172,724
1,200	e*	Clear Channel Outdoor Holdings, Inc (Class A)	22,812
8,916	e*	Cognizant Technology Solutions Corp (Class A)	257,048
7,324	e*	Compuware Corp	53,758
1,423	e*	DST Systems, Inc	93,548
9,658	e*	Electronic Arts, Inc	482,127
9,163		Electronic Data Systems Corp	152,564
4,080	e	Equifax, Inc	140,678
2,696	e*	F5 Networks, Inc	48,986
1,385	e	Factset Research Systems, Inc	74,610
148	e	Fair Isaac Corp	3,185
5,038	e	Fidelity National Information Services, Inc	192,149
5,218	*	Fiserv, Inc	250,934
760	*	Getty Images, Inc	24,320
5,862	e*	HLTH Corp	55,923
5,011		IMS Health, Inc	105,281
9,333	e*	Interpublic Group of Cos, Inc	78,491
10,445	e*	Intuit, Inc	282,119
5,497	e*	Iron Mountain, Inc	145,341
11,433	e*	Juniper Networks, Inc	285,825
1,389	e*	Kinetic Concepts, Inc	64,213
2,550	e*	Lamar Advertising Co (Class A)	91,622
2,457		Manpower, Inc	138,231
2,478	e	Mastercard, Inc (Class A)	552,569
4,968	*	McAfee, Inc	164,391
2,076	e	MoneyGram International, Inc	3,861
4,039	e*	Monster Worldwide, Inc	97,784
3,037	*	NAVTEQ Corp	206,516
584	*	NCR Corp	13,333
1,413	e*	Novell, Inc	8,888
5,977	e*	Red Hat, Inc	109,917
4,496	e	Robert Half International, Inc	115,727
2,955	e*	Salesforce.com, Inc	171,006
4,497	*	Synopsys, Inc	102,127
6,107	e	Total System Services, Inc	144,492
6,858	e*	VeriSign, Inc	227,960
260	e*	WebMD Health Corp (Class A)	6,128
		TOTAL BUSINESS SERVICES	6,833,701

CHEMICALS AND ALLIED PRODUCTS - 6.78%
197	*	Abraxis Bioscience, Inc	11,639
3,170	e	Air Products & Chemicals, Inc	291,640
2,576	e	Albemarle Corp	94,076

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
413		Alberto-Culver Co	$11,320
790	e*	APP Pharmaceuticals, Inc	9,543
2,583		Avery Dennison Corp	127,213
12,707	*	Avon Products, Inc	502,435
3,410	*	Barr Pharmaceuticals, Inc	164,737
1,466	e	Cabot Corp	41,048
2,648		Celanese Corp (Series A)	103,404
2,039	e*	Cephalon, Inc	131,312
678	e*	Charles River Laboratories International, Inc	39,961
390	e	Chemtura Corp	2,863
1,999	e	Church & Dwight Co, Inc	108,426
3,947		Clorox Co	223,558
5,418		Ecolab, Inc	235,304
3,378	e	Estee Lauder Cos (Class A)	154,881
9,921	*	Forest Laboratories, Inc	396,939
4,858	*	Hospira, Inc	207,777
2,028	e*	Idexx Laboratories, Inc	99,899
1,863	e*	ImClone Systems, Inc	79,028
1,943	e	International Flavors & Fragrances, Inc	85,589
522	e*	Invitrogen Corp	44,615
530		Lubrizol Corp	29,420
5,680	e*	Millennium Pharmaceuticals, Inc	87,813
2,128	*	Mosaic Co	218,333
9,198	e	Mylan Laboratories, Inc	106,697
4,370	e	Nalco Holding Co	92,426
1,686	*	NBTY, Inc	50,496
3,769	e*	PDL BioPharma, Inc	39,914
2,320	e	Rohm & Haas Co	125,466
3,359		RPM International, Inc	70,337
212	e	Scotts Miracle-Gro Co (Class A)	6,873
3,424	e*	Sepracor, Inc	66,836
3,213	e	Sherwin-Williams Co	163,992
1,279	e	Sigma-Aldrich Corp	76,292
291	e	Valspar Corp	5,773
2,567	*	VCA Antech, Inc	70,207
4,513	e*	Vertex Pharmaceuticals, Inc	107,816
2,932	e*	Warner Chilcott Ltd (Class A)	52,776
1,863	e*	Watson Pharmaceuticals, Inc	54,623
		TOTAL CHEMICALS AND ALLIED PRODUCTS	4,593,297

COAL MINING - 1.62%
4,424		Arch Coal, Inc	192,444
5,749		Consol Energy, Inc	397,773
2,512	e	Massey Energy Co	91,688
8,220	e	Peabody Energy Corp	419,220
		TOTAL COAL MINING	1,101,125

COMMUNICATIONS - 3.50%
12,380	*	American Tower Corp (Class A)	485,420
2,409	e*	Cablevision Systems Corp (Class A)	51,625
991	e*	Central European Media Enterprises Ltd (Class A)	84,463
1,660	e	Citizens Communications Co	17,413
5,885	e*	Crown Castle International Corp	202,974
1,574	*	CTC Media, Inc	43,679

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
6,457	e*	DISH Network Corp (Class A)	$185,510
2,510	e	Global Payments, Inc	103,814
305	e*	IAC/InterActiveCorp	6,332
1,650	e*	Leap Wireless International, Inc	76,890
49,543	e*	Level 3 Communications, Inc	105,031
5,477	e*	Liberty Global, Inc (Class A)	186,656
11,376	e*	Liberty Media Holding Corp (Interactive A)	183,609
1,702	e*	MetroPCS Communications, Inc	28,934
2,446	e*	NeuStar, Inc (Class A)	64,770
5,365	e*	NII Holdings, Inc	170,500
3,390	e*	SBA Communications Corp (Class A)	101,124
1,483		Telephone & Data Systems, Inc	58,237
207	e*	US Cellular Corp	11,385
8,505	e	Windstream Corp	101,635
8,685	e*	XM Satellite Radio Holdings, Inc (Class A)	100,920
		TOTAL COMMUNICATIONS	2,370,921

DEPOSITORY INSTITUTIONS - 1.00%
524		Bank of Hawaii Corp	25,969
505		Capitol Federal Financial	18,927
7,003		Hudson City Bancorp, Inc	123,813
5,781		Northern Trust Corp	384,263
4,848	e	People's United Financial, Inc	83,919
3,084	e	Synovus Financial Corp	34,109
460	e	TFS Financial Corp	5,534
		TOTAL DEPOSITORY INSTITUTIONS	676,534

EATING AND DRINKING PLACES - 1.67%
3,390	e	Brinker International, Inc	62,885
2,053		Burger King Holdings, Inc	56,786
4,342	e	Darden Restaurants, Inc	141,332
2,280	e*	Cheesecake Factory	49,681
5,878	e	Tim Hortons, Inc	200,146
2,814		Wendy's International, Inc	64,891
14,900		Yum! Brands, Inc	554,429
		TOTAL EATING AND DRINKING PLACES	1,130,150

EDUCATIONAL SERVICES - 0.43%
4,485	*	Apollo Group, Inc (Class A)	193,752
3,238	e*	Career Education Corp	41,187
1,237	e*	ITT Educational Services, Inc	56,815
		TOTAL EDUCATIONAL SERVICES	291,754

ELECTRIC, GAS, AND SANITARY SERVICES - 4.49%
20,705	*	AES Corp	345,152
5,143	e	Allegheny Energy, Inc	259,722
1,366	e*	Allied Waste Industries, Inc	14,766
233		Aqua America, Inc	4,376
10,311	e	Centerpoint Energy, Inc	147,138
4,341		Constellation Energy Group, Inc	383,180
3,887	e*	Covanta Holding Corp	106,893
1,892	e	DPL, Inc	48,511
1,752	*	Dynegy, Inc (Class A)	13,823
4,587	e*	Mirant Corp	166,921

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
6,055	e*	NRG Energy, Inc	$236,084
8,934	e	PPL Corp	410,249
1,901	e	Questar Corp	107,521
4,371		Republic Services, Inc	127,808
983		Sierra Pacific Resources	12,415
2,828	*	Stericycle, Inc	145,642
15,549		Williams Cos, Inc	512,806
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	3,043,007

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.26%
8,111	e*	Advanced Micro Devices, Inc	47,774
9,579	e	Altera Corp	176,541
3,292	e	Ametek, Inc	144,552
5,556		Amphenol Corp (Class A)	206,961
9,421		Analog Devices, Inc	278,108
2,654	e*	Avnet, Inc	86,865
500	e	AVX Corp	6,405
14,542	*	Broadcom Corp (Class A)	280,224
2,757	e*	Ciena Corp	84,998
1,903	e	Cooper Industries Ltd (Class A)	76,405
685	e*	Cree, Inc	19,153
4,952	*	Cypress Semiconductor Corp	116,917
1,150	*	Dolby Laboratories, Inc (Class A)	41,699
535		Eaton Corp	42,623
1,417	e*	EchoStar Corp (Class A)	41,858
1,232	e*	Energizer Holdings, Inc	111,471
1,535	*	Fairchild Semiconductor International, Inc	18,297
1,136	e*	First Solar, Inc	262,575
1,932	e	Harman International Industries, Inc	84,119
4,167	e	Harris Corp	202,225
1,994	*	Integrated Device Technology, Inc	17,806
425	*	International Rectifier Corp	9,138
2,198	e	Intersil Corp (Class A)	56,423
1,074	e*	Jarden Corp	23,349
3,417	e*	JDS Uniphase Corp	45,754
1,291		L-3 Communications Holdings, Inc	141,158
860	e	Lincoln Electric Holdings, Inc	55,461
6,891	e	Linear Technology Corp	211,485
12,251	e*	LSI Logic Corp	60,642
14,708	e*	Marvell Technology Group Ltd	160,023
6,964	*	MEMC Electronic Materials, Inc	493,748
5,860	e	Microchip Technology, Inc	191,798
7,581	e*	Micron Technology, Inc	45,259
2,597	e	Molex, Inc	60,147
8,109	e	National Semiconductor Corp	148,557
10,676	*	NetApp, Inc	214,054
2,392	e*	Novellus Systems, Inc	50,352
16,879	*	Nvidia Corp	334,035
3,997	e*	QLogic Corp	61,354
3,062		RadioShack Corp	49,758
2,724	e*	Rambus, Inc	63,496
2,992	*	Sanmina-SCI Corp	4,847
1,781	e*	Silicon Laboratories, Inc	56,173
46,627	e*	Sirius Satellite Radio, Inc	133,353

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
785	e*	Sunpower Corp (Class A)	$58,490
1,880	e*	Thomas & Betts Corp	68,376
2,411	e*	Varian Semiconductor Equipment Associates, Inc	67,870
1,082	*	Vishay Intertechnology, Inc	9,803
1,741	e	Whirlpool Corp	151,084
9,246		Xilinx, Inc	219,593
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	5,593,156

ENGINEERING AND MANAGEMENT SERVICES - 3.04%
4,215	e*	Amylin Pharmaceuticals, Inc	123,120
1,091		Corporate Executive Board Co	44,164
2,740		Fluor Corp	386,778
970	e*	Genpact Ltd	11,883
1,643	e*	Gen-Probe, Inc	79,193
1,790	e*	Hewitt Associates, Inc (Class A)	71,188
3,697	e*	Jacobs Engineering Group, Inc	272,062
6,904	*	McDermott International, Inc	378,477
10,527	e	Paychex, Inc	360,655
4,632	e	Quest Diagnostics, Inc	209,691
2,287	*	Shaw Group, Inc	107,809
489	*	URS Corp	15,985
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,061,005

FABRICATED METAL PRODUCTS - 0.59%
875	e*	Alliant Techsystems, Inc	90,589
3,158		Ball Corp	145,079
5,035	*	Crown Holdings, Inc	126,681
765	e	Stanley Works	36,429
		TOTAL FABRICATED METAL PRODUCTS	398,778

FOOD AND KINDRED PRODUCTS - 1.97%
4,056	e	Campbell Soup Co	137,701
5,558		H.J. Heinz Co	261,059
2,098	e*	Hansen Natural Corp	74,059
3,659	e	Hershey Co	137,835
2,789	e	McCormick & Co, Inc	103,109
1,179	e	Pepsi Bottling Group, Inc	39,980
11,925		Sara Lee Corp	166,712
6,546	e	Wrigley (Wm.) Jr Co	411,351
		TOTAL FOOD AND KINDRED PRODUCTS	1,331,806

FOOD STORES - 0.26%
805	e*	Panera Bread Co (Class A)	33,721
4,381	e	Whole Foods Market, Inc	144,442
		TOTAL FOOD STORES	178,163

FORESTRY - 0.00%**
48		Rayonier, Inc	2,085
		TOTAL FORESTRY	2,085

FURNITURE AND FIXTURES - 0.10%
343	e*	Hillenbrand Industries, Inc	16,395
1,401	e	HNI Corp	37,673

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
568	e	Masco Corp	$11,263
		TOTAL FURNITURE AND FIXTURES	65,331

FURNITURE AND HOME FURNISHINGS STORES - 0.88%
8,127	e*	Bed Bath & Beyond, Inc	239,747
2,144	e	Circuit City Stores, Inc	8,533
4,888	*	GameStop Corp (Class A)	252,758
1,908	e	Steelcase, Inc (Class A)	21,102
2,933	e	Williams-Sonoma, Inc	71,096
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	593,236

GENERAL BUILDING CONTRACTORS - 0.11%
159	e	Centex Corp	3,849
60	e*	NVR, Inc	35,850
2,547	e	Pulte Homes, Inc	37,059
		TOTAL GENERAL BUILDING CONTRACTORS	76,758

GENERAL MERCHANDISE STORES - 1.33%
2,975	e*	Big Lots, Inc	66,343
4,398	e	Family Dollar Stores, Inc	85,761
7,004	e	JC Penney Co, Inc	264,121
3,595	e*	Saks, Inc	44,830
13,397	e	TJX Cos, Inc	443,039
		TOTAL GENERAL MERCHANDISE STORES	904,094

HEALTH SERVICES - 3.20%
2,470		AmerisourceBergen Corp	101,221
337	e	Brookdale Senior Living, Inc	8,054
8,924		Cigna Corp	362,047
213	e*	Community Health Systems, Inc	7,150
1,973	*	Covance, Inc	163,700
4,536	*	Coventry Health Care, Inc	183,028
3,257	*	DaVita, Inc	155,554
1,771	e*	Edwards Lifesciences Corp	78,898
6,924	*	Express Scripts, Inc	445,352
3,473	e*	Laboratory Corp of America Holdings	255,891
2,458	e*	Lincare Holdings, Inc	69,094
382	e	Omnicare, Inc	6,937
1,560	*	Pediatrix Medical Group, Inc	105,144
3,352		Pharmaceutical Product Development, Inc	140,449
11,182	e*	Tenet Healthcare Corp	63,290
371		Universal Health Services, Inc (Class B)	19,919
		TOTAL HEALTH SERVICES	2,165,728

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.36%
4,376	*	Foster Wheeler Ltd	247,769
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	247,769

HOLDING AND OTHER INVESTMENT OFFICES - 3.49%
1,134	*	Affiliated Managers Group, Inc	102,899
135	e	Apartment Investment & Management Co (Class A)	4,834
3,499		Duke Realty Corp	79,812
375	e	Essex Property Trust, Inc	42,743
959	e	Federal Realty Investment Trust	74,754
3,858	e	General Growth Properties, Inc	147,260

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
350		Health Care REIT, Inc	$15,796
7,123		iShares Russell Midcap Growth Index Fund	721,560
1,035	e	Kilroy Realty Corp	50,829
2,211		Macerich Co	155,367
383	e	Plum Creek Timber Co, Inc	15,588
6,967		Prologis	410,078
300		Public Storage, Inc	26,586
893	e	Taubman Centers, Inc	46,525
4,391	e	UDR, Inc	107,667
4,148		Ventas, Inc	186,287
1,942		WABCO Holdings, Inc	88,594
2,481	e	Weingarten Realty Investors	85,446
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,362,625

HOTELS AND OTHER LODGING PLACES - 0.90%
1,645	e	Boyd Gaming Corp	32,900
1,188	e	Choice Hotels International, Inc	40,523
1,288	e	Orient-Express Hotels Ltd (Class A)	55,590
5,841	e	Starwood Hotels & Resorts Worldwide, Inc	302,272
406		Wyndham Worldwide Corp	8,396
1,694		Wynn Resorts Ltd	170,484
		TOTAL HOTELS AND OTHER LODGING PLACES	610,165

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.37%
1,863	e*	AGCO Corp	111,556
996	e	Black & Decker Corp	65,836
12,124	e*	Brocade Communications Systems, Inc	88,505
518		Carlisle Cos, Inc	17,322
6,466		Cummins, Inc	302,738
1,960	e	Diebold, Inc	73,598
2,409	e	Donaldson Co, Inc	97,035
1,940		Dover Corp	81,053
2,617	*	Dresser-Rand Group, Inc	80,473
1,595		Flowserve Corp	166,486
4,034	e*	FMC Technologies, Inc	229,494
2,024	e	Graco, Inc	73,390
3,960	*	Grant Prideco, Inc	194,911
2,616	e	IDEX Corp	80,285
550	e	Ingersoll-Rand Co Ltd (Class A)	24,519
9,782	e	International Game Technology	393,334
760	e	ITT Industries, Inc	39,376
3,367	e	Jabil Circuit, Inc	31,852
3,371		Joy Global, Inc	219,654
1,313		Kennametal, Inc	38,642
3,827	e*	Lam Research Corp	146,268
200	e	Lennox International, Inc	7,194
1,695	e*	Lexmark International, Inc (Class A)	52,070
3,868	e	Manitowoc Co, Inc	157,814
3,462		Pall Corp	121,412
562	e*	Riverbed Technology, Inc	8,351
4,636	e	Rockwell Automation, Inc	266,199
4,091	e*	SanDisk Corp	92,334
2,162	e*	Scientific Games Corp (Class A)	45,640
6,379	e	Seagate Technology, Inc	133,576

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
714	e*	Teradata Corp	$15,751
3,205	*	Terex Corp	200,313
1,196	e	Toro Co	49,502
5,597	e	Trane, Inc	256,902
3,960	*	Varian Medical Systems, Inc	185,486
2,110	e*	VeriFone Holdings, Inc	33,486
2,188	*	Western Digital Corp	59,164
2,227	e*	Zebra Technologies Corp (Class A)	74,204
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,315,725

INSTRUMENTS AND RELATED PRODUCTS - 6.30%
1,997	e*	Advanced Medical Optics, Inc	40,539
11,524	e*	Agilent Technologies, Inc	343,761
9,572		Allergan, Inc	539,765
955	e	Applera Corp (Applied Biosystems Group)	31,381
3,278	e	Bard (C.R.), Inc	315,999
1,616		Beckman Coulter, Inc	104,313
554	e	Cooper Cos, Inc	19,074
4,715		Dentsply International, Inc	181,999
58	e	DRS Technologies, Inc	3,380
3,588	e	Garmin Ltd	193,788
1,163	*	Intuitive Surgical, Inc	377,219
5,590		Kla-Tencor Corp	207,389
1,137	*	Mettler-Toledo International, Inc	110,425
1,651	e*	Millipore Corp	111,294
1,910		National Instruments Corp	49,927
909		PerkinElmer, Inc	22,043
5,623	e	Pitney Bowes, Inc	196,917
2,501	e*	Resmed, Inc	105,492
5,195		Rockwell Collins, Inc	296,894
2,740	e	Roper Industries, Inc	162,866
10,495	e*	St. Jude Medical, Inc	453,279
1,280	*	Techne Corp	86,221
2,747	e*	Teradyne, Inc	34,118
3,634	e*	Trimble Navigation Ltd	103,896
3,130	*	Waters Corp	174,341
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,266,320

INSURANCE AGENTS, BROKERS AND SERVICE - 0.11%
3,615	e	Brown & Brown, Inc	62,829
621	e	Gallagher (Arthur J.) & Co	14,668
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	77,497

INSURANCE CARRIERS - 0.92%
1,331		W.R. Berkley Corp	36,855
120	e	CNA Financial Corp	3,095
247	e	Erie Indemnity Co (Class A)	12,644
68		Hanover Insurance Group, Inc	2,798
1,638	e	HCC Insurance Holdings, Inc	37,166
3,475	*	Health Net, Inc	107,030
5,214	*	Humana, Inc	233,900
468	e	PartnerRe Ltd	35,708
1,311	*	Philadelphia Consolidated Holding Co	42,214
462	e	Principal Financial Group	25,743

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
278		Transatlantic Holdings, Inc	$18,445
1,277	*	WellCare Health Plans, Inc	49,739
705	e	XL Capital Ltd (Class A)	20,833
		TOTAL INSURANCE CARRIERS	626,170

LEATHER AND LEATHER PRODUCTS - 0.55%
10,918	*	Coach, Inc	329,178
2,426	e*	CROCS, Inc	42,382
		TOTAL LEATHER AND LEATHER PRODUCTS	371,560

METAL MINING - 0.42%
1,405	e	Cleveland-Cliffs, Inc	168,347
1,464	e	Foundation Coal Holdings, Inc	73,683
843	e*	Patriot Coal Corp	39,596
		TOTAL METAL MINING	281,626

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.22%
1,602		Hasbro, Inc	44,696
5,142		Mattel, Inc	102,326
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	147,022

MISCELLANEOUS RETAIL - 0.89%
157	e	Barnes & Noble, Inc	4,812
1,829	e*	Coldwater Creek, Inc	9,236
2,604	e*	Dick's Sporting Goods, Inc	69,735
2,849	*	Dollar Tree, Inc	78,604
1,516	e	MSC Industrial Direct Co (Class A)	64,051
1,096	e*	Nutri/System, Inc	16,517
8,805	e*	Office Depot, Inc	97,295
963	e	OfficeMax, Inc	18,432
3,930	e	Petsmart, Inc	80,329
3,941	e	Tiffany & Co	164,891
		TOTAL MISCELLANEOUS RETAIL	603,902

MOTION PICTURES - 0.27%
4,996	*	Discovery Holding Co (Class A)	106,015
1,508	e*	DreamWorks Animation SKG, Inc (Class A)	38,876
2,150	e	Regal Entertainment Group (Class A)	41,474
		TOTAL MOTION PICTURES	186,365

NONDEPOSITORY INSTITUTIONS - 0.72%
207	e*	AmeriCredit Corp	2,084
2,477	e	CapitalSource, Inc	23,953
1,913	e	First Marblehead Corp	14,271
1,400	e	GLG Partners, Inc	16,618
7,732		Textron, Inc	428,507
		TOTAL NONDEPOSITORY INSTITUTIONS	485,433

NONMETALLIC MINERALS, EXCEPT FUELS - 0.32%
3,246	e	Vulcan Materials Co	215,534
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	215,534

OIL AND GAS EXTRACTION - 8.76%
9,106	e	BJ Services Co	259,612

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
6,830	e*	Cameron International Corp	$284,401
1,474	e*	Cheniere Energy, Inc	29,185
8,883	e	Chesapeake Energy Corp	409,951
922	*	CNX Gas Corp	29,762
370	*	Continental Resources, Inc	11,799
7,510	*	Denbury Resources, Inc	214,411
2,115	e	Diamond Offshore Drilling, Inc	246,186
4,289		ENSCO International, Inc	268,577
2,870		Equitable Resources, Inc	169,043
3,119	e*	Global Industries Ltd	50,185
2,352	e*	Helix Energy Solutions Group, Inc	74,088
7,707	e*	Nabors Industries Ltd	260,265
11,138	d,e*	National Oilwell Varco, Inc	650,236
8,440		Noble Corp	419,215
1,755	*	Oceaneering International, Inc	110,565
3,792	e*	Pride International, Inc	132,530
3,054	e*	Quicksilver Resources, Inc	111,563
4,593	e	Range Resources Corp	291,426
2,562	e	Rowan Cos, Inc	105,503
6,316	e	Smith International, Inc	405,677
10,542	e*	Southwestern Energy Co	355,160
2,615	e*	Superior Energy Services	103,606
2,195	e*	Tetra Technologies, Inc	34,769
1,103	e	Tidewater, Inc	60,786
1,172	*	Unit Corp	66,394
558	e	W&T Offshore, Inc	19,033
10,466	e*	Weatherford International Ltd	758,471
		TOTAL OIL AND GAS EXTRACTION	5,932,399

PAPER AND ALLIED PRODUCTS - 0.17%
7,430	e*	Domtar Corporation	50,747
2,989	e	Packaging Corp of America	66,744
		TOTAL PAPER AND ALLIED PRODUCTS	117,491

PERSONAL SERVICES - 0.52%
3,111	e	Cintas Corp	88,788
10,025	e	H&R Block, Inc	208,119
1,178	e	Weight Watchers International, Inc	54,577
		TOTAL PERSONAL SERVICES	351,484

PETROLEUM AND COAL PRODUCTS - 0.99%
3,002		Cabot Oil & Gas Corp	152,622
1,790		Frontier Oil Corp	48,795
1,454	e	Holly Corp	63,118
756		Noble Energy, Inc	55,037
500	e*	SandRidge Energy, Inc	19,575
3,773		Sunoco, Inc	197,969
4,218	e	Tesoro Corp	126,540
453	e	Western Refining, Inc	6,102
		TOTAL PETROLEUM AND COAL PRODUCTS	669,758

PRIMARY METAL INDUSTRIES - 1.77%
3,455	e	AK Steel Holding Corp	188,021
3,173	e	Allegheny Technologies, Inc	226,425

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
876		Carpenter Technology Corp	$49,030
1,930	e*	CommScope, Inc	67,222
1,683	e*	General Cable Corp	99,415
630		Hubbell, Inc (Class B)	27,525
4,273		Precision Castparts Corp	436,188
2,040	e	Steel Dynamics, Inc	67,402
2,361	e	Titanium Metals Corp	35,533
		TOTAL PRIMARY METAL INDUSTRIES	1,196,761

PRINTING AND PUBLISHING - 0.47%
1,832	e	Dun & Bradstreet Corp	149,088
1,116	e	Harte-Hanks, Inc	15,256
1,545	e	Meredith Corp	59,096
340	e*	MSCI, Inc	10,115
1,058	e	New York Times Co (Class A)	19,975
1,616	e	John Wiley & Sons, Inc (Class A)	64,155
		TOTAL PRINTING AND PUBLISHING	317,685

RAILROAD TRANSPORTATION - 0.27%
2,145		CSX Corp	120,270
1,530	e*	Kansas City Southern Industries, Inc	61,368
		TOTAL RAILROAD TRANSPORTATION	181,638

REAL ESTATE - 0.60%
5,400	e*	CB Richard Ellis Group, Inc (Class A)	116,856
2,330	e	Forest City Enterprises, Inc (Class A)	85,744
1,029	e	Jones Lang LaSalle, Inc	79,583
2,861	e	St. Joe Co	122,823
		TOTAL REAL ESTATE	405,006

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.47%
7,446	e*	Goodyear Tire & Rubber Co	192,107
4,654	e	Newell Rubbermaid, Inc	106,437
728	e	Sealed Air Corp	18,382
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	316,926

SECURITY AND COMMODITY BROKERS - 3.76%
1,131	e	BlackRock, Inc	230,928
4,517		Broadridge Financial Solutions, Inc	79,499
3,968	*	Corrections Corp of America	109,199
5,618	e*	E*Trade Financial Corp	21,685
3,115	e	Eaton Vance Corp	95,039
2,652	e	Federated Investors, Inc (Class B)	103,852
2,187	*	IntercontinentalExchange, Inc	285,404
10,330		Invesco Ltd	251,639
1,428	*	Investment Technology Group, Inc	65,945
4,112	e	Janus Capital Group, Inc	95,686
1,665	e	Lazard Ltd (Class A)	63,603
1,750	e	Legg Mason, Inc	97,965
1,640	e*	MF Global Ltd	16,252
3,431	*	Nasdaq Stock Market, Inc	132,643
2,856	e	Nymex Holdings, Inc	258,839
4,158		SEI Investments Co	102,661
8,237	e	T Rowe Price Group, Inc	411,850

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
7,660	*	TD Ameritrade Holding Corp	$126,467
		TOTAL SECURITY AND COMMODITY BROKERS	2,549,156

SPECIAL TRADE CONTRACTORS - 0.17%
5,031	e*	Quanta Services, Inc	116,568
		TOTAL SPECIAL TRADE CONTRACTORS	116,568

STONE, CLAY, AND GLASS PRODUCTS - 0.56%
1,317	e	Eagle Materials, Inc	46,819
4,605	e	Gentex Corp	78,976
4,505	*	Owens-Illinois, Inc	254,217
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	380,012

TOBACCO PRODUCTS - 0.42%
1,985	e	Loews Corp (Carolina Group)	144,012
2,529		UST, Inc	137,881
		TOTAL TOBACCO PRODUCTS	281,893

TRANSPORTATION BY AIR - 0.57%
7,876	e*	AMR Corp	71,042
3,037	e*	Continental Airlines, Inc (Class B)	58,402
531	e	Copa Holdings S.A. (Class A)	20,236
8,969	e*	Delta Air Lines, Inc	77,133
5,340	*	Northwest Airlines Corp	48,007
4,979	e	Southwest Airlines Co	61,740
2,210	e	UAL Corp	47,581
		TOTAL TRANSPORTATION BY AIR	384,141

TRANSPORTATION EQUIPMENT - 1.68%
1,400	e	Autoliv, Inc	70,280
2,982	*	BE Aerospace, Inc	104,221
3,884	e	Goodrich Corp	223,369
7,497	e	Harley-Davidson, Inc	281,138
2,605		Harsco Corp	144,265
2,313	e	Oshkosh Truck Corp	83,916
4,186	e*	Pactiv Corp	109,715
1,720	*	Spirit Aerosystems Holdings, Inc (Class A)	38,150
888	e	Thor Industries, Inc	26,436
2,203	e	Trinity Industries, Inc	58,710
		TOTAL TRANSPORTATION EQUIPMENT	1,140,200

TRANSPORTATION SERVICES - 0.99%
5,255		CH Robinson Worldwide, Inc	285,872
6,614	e	Expeditors International Washington, Inc	298,821
608	e	GATX Corp	23,755
2,946	e	UTI Worldwide, Inc	59,156
		TOTAL TRANSPORTATION SERVICES	667,604

TRUCKING AND WAREHOUSING - 0.33%
1,094	e	Con-way, Inc	54,131
2,699	e	J.B. Hunt Transport Services, Inc	84,830
1,664	e	Landstar System, Inc	86,794
		TOTAL TRUCKING AND WAREHOUSING	225,755

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
WATER TRANSPORTATION - 0.25%
1,550	e	Frontline Ltd	$71,331
1,714	e*	Kirby Corp	97,698
		TOTAL WATER TRANSPORTATION	169,029

WHOLESALE TRADE-DURABLE GOODS - 0.92%
2,208	*	Arrow Electronics, Inc	74,299
768		BorgWarner, Inc	33,047
1,307	e	Martin Marietta Materials, Inc	138,764
4,053	e*	Patterson Cos, Inc	147,124
1,431	e	Pool Corp	27,032
170		Reliance Steel & Aluminum Co	10,176
1,818	e	W.W. Grainger, Inc	138,877
1,474	e*	WESCO International, Inc	53,786
		TOTAL WHOLESALE TRADE-DURABLE GOODS	623,105

WHOLESALE TRADE-NONDURABLE GOODS - 0.92%
2,226	e	Airgas, Inc	101,216
1,229	e*	Bare Escentuals, Inc	28,783
1,752	e	Brown-Forman Corp (Class B)	116,017
230	e	Dean Foods Co	4,621
4,334	*	Endo Pharmaceuticals Holdings, Inc	103,756
2,757	e*	Henry Schein, Inc	158,252
1,540	e	Herbalife Ltd	73,150
1,022	e*	Tractor Supply Co	40,389
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	626,184

		TOTAL COMMON STOCKS	67,393,778
		(Cost $63,113,719)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 44.68%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 44.68%
$ 30,264,781		State Street Navigator Securities Lending Prime Portfolio	30,264,781

		TOTAL SHORT-TERM INVESTMENTS	30,264,781
		(Cost $30,264,781)

		TOTAL PORTFOLIO - 144.17%	97,658,559
		(Cost $93,378,500)
		OTHER ASSETS & LIABILITIES, NET - (44.17%)	(29,919,058)

		NET ASSETS - 100.00%	$67,739,501

	*	Non-income producing
	**	Percentage represents less than 0.01%.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts in the amount of $3,444.
	e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES		COMPANY	VALUE
COMMON STOCKS - 98.86%

AMUSEMENT AND RECREATION SERVICES - 0.09%
3,746	e	International Speedway Corp (Class A)	$154,335
1,687	e	Warner Music Group Corp	8,401
		TOTAL AMUSEMENT AND RECREATION SERVICES	162,736

APPAREL AND ACCESSORY STORES - 0.79%
1,229	e*	AnnTaylor Stores Corp	29,717
16,464	e	Foot Locker, Inc	193,781
58,646	e	Gap, Inc	1,154,153
		TOTAL APPAREL AND ACCESSORY STORES	1,377,651

APPAREL AND OTHER TEXTILE PRODUCTS - 0.59%
9,261		Jones Apparel Group, Inc	124,283
9,349	e	Liz Claiborne, Inc	169,684
9,475		VF Corp	734,407
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,028,374

AUTO REPAIR, SERVICES AND PARKING - 0.30%
12,059	e*	Hertz Global Holdings, Inc	145,432
6,190		Ryder System, Inc	377,033
		TOTAL AUTO REPAIR, SERVICES AND PARKING	522,465

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.20%
14,608	e*	Autonation, Inc	218,682
473	e*	Copart, Inc	18,333
5,797	e	Penske Auto Group, Inc	112,810
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	349,825

BUSINESS SERVICES - 2.62%
5,664	e*	Affiliated Computer Services, Inc (Class A)	283,823
7,192	*	Avis Budget Group, Inc	76,379
16,203	e	CA, Inc	364,568
21,344	*	Cadence Design Systems, Inc	227,954
17,366	e*	Computer Sciences Corp	708,359
6,305	e*	Compuware Corp	46,279
13,503	*	Convergys Corp	203,355
22,418		Electronic Data Systems Corp	373,260
20,290	*	Expedia, Inc	444,148
5,008	e	Fair Isaac Corp	107,772
3,082	e	Fidelity National Information Services, Inc	117,547
2,735	*	Getty Images, Inc	87,520
2,086		IMS Health, Inc	43,827
18,843	e*	Interpublic Group of Cos, Inc	158,470
15,510	e*	Juniper Networks, Inc	387,750
1,119	e*	Kinetic Concepts, Inc	51,731
16,509	e*	NCR Corp	376,900
32,228	*	Novell, Inc	202,714

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
36,377	*	Unisys Corp	$161,150
9,361	e*	United Rentals, Inc	176,361
		TOTAL BUSINESS SERVICES	4,599,867

CHEMICALS AND ALLIED PRODUCTS - 4.79%
12,176	e	Air Products & Chemicals, Inc	1,120,192
7,466		Alberto-Culver Co	204,643
1,657		Avery Dennison Corp	81,607
3,704	*	Avon Products, Inc	146,456
1,909	e	Cabot Corp	53,452
4,854		Celanese Corp (Series A)	189,549
4,655	e*	Charles River Laboratories International, Inc	274,366
24,611	e	Chemtura Corp	180,645
419	e	Church & Dwight Co, Inc	22,727
1,127		Clorox Co	63,833
4,445		Cytec Industries, Inc	239,363
8,481	e	Eastman Chemical Co	529,638
8,182		FMC Corp	454,019
10,081	e	Huntsman Corp	237,408
2,279		International Flavors & Fragrances, Inc	100,390
3,077	e*	Invitrogen Corp	262,991
25,684	*	King Pharmaceuticals, Inc	223,451
5,369		Lubrizol Corp	298,033
15,267	*	Millennium Pharmaceuticals, Inc	236,028
9,414	e*	Mosaic Co	965,876
17,371	*	PPG Industries, Inc	1,051,119
6,756	e	Rohm & Haas Co	365,364
1,741	e	RPM International, Inc	36,457
3,720		Scotts Miracle-Gro Co (Class A)	120,602
9,749	e	Sigma-Aldrich Corp	581,528
9,603	e	Valspar Corp	190,524
4,686	e*	Watson Pharmaceuticals, Inc	137,394
2,160	e	Westlake Chemical Corp	28,188
		TOTAL CHEMICALS AND ALLIED PRODUCTS	8,395,843

COMMUNICATIONS - 3.49%
15,497	e*	Cablevision Systems Corp (Class A)	332,101
328	e*	Central European Media Enterprises Ltd (Class A)	27,955
11,683	e	CenturyTel, Inc	388,343
29,602	e	Citizens Communications Co	310,525
2,427	e*	Clearwire Corp (Class A)	35,944
4,573	e*	Crown Castle International Corp	157,723
16,054		Embarq Corp	643,765
2,490	e	Hearst-Argyle Television, Inc	51,369
17,403	e*	IAC/InterActiveCorp	361,286
17,884	e*	Liberty Global, Inc (Class A)	609,487
13,532	e*	Liberty Media Corp - Capital (Series A)	212,994
54,618	*	Liberty Media Corp - Entertainment (Series A)	1,236,552
26,072	e*	Liberty Media Holding Corp (Interactive A)	420,802
170,475	e	Qwest Communications International, Inc	772,252
5,939		Telephone & Data Systems, Inc	233,225
1,186	e*	US Cellular Corp	65,230
22,535	e	Windstream Corp	269,293
		TOTAL COMMUNICATIONS	6,128,846

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
DEPOSITORY INSTITUTIONS - 6.27%
13,380	e	Associated Banc-Corp	$356,309
9,167	e	Astoria Financial Corp	248,976
8,737		Bancorpsouth, Inc	202,349
3,523		Bank of Hawaii Corp	174,600
2,392		BOK Financial Corp	124,934
780	e	Capitol Federal Financial	29,234
4,332	e	City National Corp	214,261
16,835	e	Colonial Bancgroup, Inc	162,121
16,569	e	Comerica, Inc	581,241
7,811	e	Commerce Bancshares, Inc	328,296
6,292		Cullen/Frost Bankers, Inc	333,728
6,615	e	East West Bancorp, Inc	117,416
641		First Citizens Bancshares, Inc (Class A)	89,323
13,290	e	First Horizon National Corp	186,193
18,312	e	Fulton Financial Corp	225,054
34,829		Hudson City Bancorp, Inc	615,777
38,874	e	Huntington Bancshares, Inc	417,896
8,794	e	IndyMac Bancorp, Inc	43,618
42,065	e	Keycorp	923,327
7,605	e	M&T Bank Corp	612,050
27,505	e	Marshall & Ilsley Corp	638,116
9,175	e*	Metavante Technologies, Inc	183,408
34,170	e	New York Community Bancorp, Inc	622,577
3,520		Northern Trust Corp	233,974
11,689	e	People's United Financial, Inc	202,337
29,862		Popular, Inc	348,191
45,691	e	Sovereign Bancorp, Inc	425,840
18,301	e	Synovus Financial Corp	202,409
13,621	e	TCF Financial Corp	244,088
8,927	e	TFS Financial Corp	107,392
5,050		UnionBanCal Corp	247,854
12,715	e	Valley National Bancorp	244,255
9,266	e	Washington Federal, Inc	211,635
5,726		Webster Financial Corp	159,584
7,241	e	Whitney Holding Corp	179,504
7,273		Wilmington Trust Corp	226,190
11,497	e	Zions Bancorporation	523,688
		TOTAL DEPOSITORY INSTITUTIONS	10,987,745

ELECTRIC, GAS, AND SANITARY SERVICES - 14.84%
8,167		AGL Resources, Inc	280,291
12,125	e	Alliant Energy Corp	424,496
25,634	e*	Allied Waste Industries, Inc	277,104
21,909	e	Ameren Corp	964,872
42,372		American Electric Power Co, Inc	1,763,946
13,033		Aqua America, Inc	244,760
9,397		Atmos Energy Corp	239,624
23,555	e	CMS Energy Corp	318,935
28,753	e	Consolidated Edison, Inc	1,141,494
4,331		Constellation Energy Group, Inc	382,297
5,464	e	DPL, Inc	140,097
17,383	e	DTE Energy Co	676,025

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
30,126	e*	Dynegy, Inc (Class A)	$237,694
34,625		Edison International	1,697,318
74,116	e	El Paso Corp	1,233,290
7,659		Energen Corp	477,156
16,898	e	Energy East Corp	407,580
9,080	e	Great Plains Energy, Inc	223,822
8,755	e	Hawaiian Electric Industries, Inc	208,982
8,086	e	Integrys Energy Group, Inc	377,131
19,337		MDU Resources Group, Inc	474,723
7,145	e*	Mirant Corp	260,007
8,899	e	National Fuel Gas Co	420,122
28,752		NiSource, Inc	495,684
16,216		Northeast Utilities	397,941
5,032	e*	NRG Energy, Inc	196,198
11,474	e	NSTAR	349,154
9,838	e	OGE Energy Corp	306,650
11,045		Oneok, Inc	492,938
20,590		Pepco Holdings, Inc	508,985
37,205	e	PG&E Corp	1,369,888
10,517	e	Pinnacle West Capital Corp	368,936
10,467	e	PPL Corp	480,645
27,446	e	Progress Energy, Inc	1,144,498
13,912		Puget Energy, Inc	359,903
12,027	e	Questar Corp	680,247
36,217	e*	Reliant Energy, Inc	856,532
2,057	e	Republic Services, Inc	60,147
12,454	e	SCANA Corp	455,567
28,044		Sempra Energy	1,494,184
20,946	e	Sierra Pacific Resources	264,548
11,280	e	Southern Union Co	262,486
21,987	e	TECO Energy, Inc	350,693
11,159		UGI Corp	278,082
8,104	e	Vectren Corp	217,430
10,237		Williams Cos, Inc	337,616
12,461	e	Wisconsin Energy Corp	548,159
43,309	e	Xcel Energy, Inc	864,015
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	26,012,892

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.55%
12,781	e*	ADC Telecommunications, Inc	154,394
37,858	e*	Advanced Micro Devices, Inc	222,984
47,200	*	Atmel Corp	164,256
6,544	*	Avnet, Inc	214,185
4,498	e	AVX Corp	57,619
13,193		Cooper Industries Ltd (Class A)	529,699
6,736	e*	Cree, Inc	188,339
13,670		Eaton Corp	1,089,089
1,658	e*	Energizer Holdings, Inc	150,016
7,597	*	Fairchild Semiconductor International, Inc	90,556
13,543	*	Integrated Device Technology, Inc	120,939
5,822	*	International Rectifier Corp	125,173
6,257		Intersil Corp (Class A)	160,617
3,516	e*	Jarden Corp	76,438
10,492	e*	JDS Uniphase Corp	140,488

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
8,793		L-3 Communications Holdings, Inc	$961,427
1,457		Lincoln Electric Holdings, Inc	93,962
28,593	e*	LSI Logic Corp	141,535
53,487	e*	Micron Technology, Inc	319,317
6,392	e	Molex, Inc	148,039
3,781	e*	Novellus Systems, Inc	79,590
1,432	*	QLogic Corp	21,981
4,342		RadioShack Corp	70,558
2,308	e*	Rambus, Inc	53,799
43,857	*	Sanmina-SCI Corp	71,048
4,136		Teleflex, Inc	197,329
42,410	e*	Tellabs, Inc	231,135
16,120	*	Vishay Intertechnology, Inc	146,047
2,407	e	Whirlpool Corp	208,879
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	6,229,438

ENGINEERING AND MANAGEMENT SERVICES - 0.55%
503	e*	Genpact Ltd	6,162
3,758	*	Hewitt Associates, Inc (Class A)	149,456
18,017	e	KBR, Inc	499,611
1,281	e	Quest Diagnostics, Inc	57,991
682	e*	Shaw Group, Inc	32,149
6,952	e*	URS Corp	227,261
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	972,630

FABRICATED METAL PRODUCTS - 1.62%
538	e*	Alliant Techsystems, Inc	55,699
12,788		Commercial Metals Co	383,256
5,396		Crane Co	217,729
18,386	e	Parker Hannifin Corp	1,273,598
10,465	e	Pentair, Inc	333,834
6,076		Snap-On, Inc	308,965
5,580	e	Stanley Works	265,720
		TOTAL FABRICATED METAL PRODUCTS	2,838,801

FOOD AND KINDRED PRODUCTS - 5.01%
12,821	e	Bunge Ltd	1,113,888
10,654	e	Campbell Soup Co	361,703
33,025	e	Coca-Cola Enterprises, Inc	799,205
52,712		ConAgra Foods, Inc	1,262,452
20,447	e*	Constellation Brands, Inc (Class A)	361,298
7,827		Corn Products International, Inc	290,695
21,641		Del Monte Foods Co	206,239
15,482		H.J. Heinz Co	727,190
5,312	e	Hershey Co	200,103
7,960	e	Hormel Foods Corp	331,614
5,948		J.M. Smucker Co	301,028
4,578	e	McCormick & Co, Inc	169,249
12,375	e	Molson Coors Brewing Co (Class B)	650,554
11,260	e	Pepsi Bottling Group, Inc	381,827
6,414		PepsiAmericas, Inc	163,749
37,373		Sara Lee Corp	522,475
11,458	e*	Smithfield Foods, Inc	295,158
28,200		Tyson Foods, Inc (Class A)	449,790

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,132		Wrigley (Wm.) Jr Co	$196,815
		TOTAL FOOD AND KINDRED PRODUCTS	8,785,032

FOOD STORES - 1.17%
46,965		Safeway, Inc	1,378,423
22,333		Supervalu, Inc	669,543
		TOTAL FOOD STORES	2,047,966

FORESTRY - 0.19%
7,777	e	Rayonier, Inc	337,833
		TOTAL FORESTRY	337,833

FURNITURE AND FIXTURES - 0.73%
5,385	e*	Hillenbrand Industries, Inc	257,403
17,773	e	Leggett & Platt, Inc	271,038
37,744	e	Masco Corp	748,464
		TOTAL FURNITURE AND FIXTURES	1,276,905

FURNITURE AND HOMEFURNISHINGS STORES - 0.27%
11,458	e	Circuit City Stores, Inc	45,603
5,860	e*	Mohawk Industries, Inc	419,635
1,559	e	Steelcase, Inc (Class A)	17,243
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	482,481

GENERAL BUILDING CONTRACTORS - 1.30%
11,987	e	Centex Corp	290,205
33,471	e	DR Horton, Inc	527,168
8,209	e	KB Home	203,009
14,250	e	Lennar Corp (Class A)	268,043
3,755	e	MDC Holdings, Inc	164,431
251	e*	NVR, Inc	149,973
14,477	e	Pulte Homes, Inc	210,640
4,489	e	Ryland Group, Inc	147,643
13,248	e*	Toll Brothers, Inc	311,063
		TOTAL GENERAL BUILDING CONTRACTORS	2,272,175

GENERAL MERCHANDISE STORES - 0.22%
6,921	e*	BJ's Wholesale Club, Inc	247,010
6,179	e	Dillard's, Inc (Class A)	106,341
2,016	e*	Saks, Inc	25,140
		TOTAL GENERAL MERCHANDISE STORES	378,491

HEALTH SERVICES - 0.91%
9,690		AmerisourceBergen Corp	397,096
3,186	e	Brookdale Senior Living, Inc	76,145
9,193	e*	Community Health Systems, Inc	308,609
1,139	e*	Coventry Health Care, Inc	45,959
25,503	e*	Health Management Associates, Inc (Class A)	134,911
6,275	e*	LifePoint Hospitals, Inc	172,374
11,286	e	Omnicare, Inc	204,954
11,936	e*	Tenet Healthcare Corp	67,558
3,568	e	Universal Health Services, Inc (Class B)	191,566
		TOTAL HEALTH SERVICES	1,599,172

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
HOLDING AND OTHER INVESTMENT OFFICES - 11.27%
17,199	e	Allied Capital Corp	$316,978
10,599		AMB Property Corp	576,798
48,782		Annaly Mortgage Management, Inc	747,340
9,208	e	Apartment Investment & Management Co (Class A)	329,738
8,437	e	AvalonBay Communities, Inc	814,339
10,842	e	Boston Properties, Inc	998,223
9,408		Brandywine Realty Trust	159,560
5,374	e	BRE Properties, Inc (Class A)	244,839
5,528	e	Camden Property Trust	277,506
7,068	e	CBL & Associates Properties, Inc	166,310
5,012	e	Colonial Properties Trust	120,539
13,264	e	Developers Diversified Realty Corp	555,496
10,949	e	Douglas Emmett, Inc	241,535
4,223		Duke Realty Corp	96,327
28,685		Equity Residential	1,190,141
1,430	e	Essex Property Trust, Inc	162,991
3,075	e	Federal Realty Investment Trust	239,696
10,324	e	General Growth Properties, Inc	394,067
23,063	e	HCP, Inc	779,760
7,961		Health Care REIT, Inc	359,280
10,022	e	Hospitality Properties Trust	340,948
55,276	e	Host Marriott Corp	879,994
24,204	e	HRPT Properties Trust	162,893
24,700	e	iShares Russell Midcap Value Index Fund	3,176,420
14,470	e	iStar Financial, Inc	203,014
22,733	e	Kimco Realty Corp	890,452
9,671		Liberty Property Trust	300,865
7,186		Mack-Cali Realty Corp	256,612
17,297	e	Plum Creek Timber Co, Inc	703,988
3,448		Prologis	202,949
12,253	e	Public Storage, Inc	1,085,861
7,385		Regency Centers Corp	478,253
6,315		SL Green Realty Corp	514,483
2,556	e	Taubman Centers, Inc	133,168
31,199	e	Virgin Media, Inc	438,970
14,126	e	Vornado Realty Trust	1,217,802
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	19,758,135

HOTELS AND OTHER LODGING PLACES - 0.22%
206	e	Orient-Express Hotels Ltd (Class A)	8,891
18,006		Wyndham Worldwide Corp	372,364
		TOTAL HOTELS AND OTHER LODGING PLACES	381,255

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.82%
3,407	e*	AGCO Corp	204,011
3,203	e	Black & Decker Corp	211,718
4,709	e	Carlisle Cos, Inc	157,469
13,785		Dover Corp	575,937
664	e	Flowserve Corp	69,308
5,672	*	Gardner Denver, Inc	210,431
27,048	e	Ingersoll-Rand Co Ltd (Class A)	1,205,800
16,837	e	ITT Industries, Inc	872,325
7,157		Jabil Circuit, Inc	67,705

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,418		Kennametal, Inc	$100,592
4,703	e	Lennox International, Inc	169,167
4,522	e*	Lexmark International, Inc (Class A)	138,916
1,034		Pall Corp	36,262
9,774	e*	SanDisk Corp	220,599
35,802		Seagate Technology, Inc	749,694
5,572		SPX Corp	584,503
16,779	*	Teradata Corp	370,145
9,956		Timken Co	295,892
16,623	e*	Western Digital Corp	449,486
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	6,689,960

INSTRUMENTS AND RELATED PRODUCTS - 1.95%
14,758	e	Applera Corp (Applied Biosystems Group)	484,948
1,275		Beckman Coulter, Inc	82,301
2,747	e	Cooper Cos, Inc	94,579
4,089		DRS Technologies, Inc	238,307
30,541	e*	Eastman Kodak Co	539,659
9,483		PerkinElmer, Inc	229,963
4,262		Pitney Bowes, Inc	149,255
9,052	*	Teradyne, Inc	112,426
99,214	e	Xerox Corp	1,485,234
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,416,672

INSURANCE AGENTS, BROKERS AND SERVICE - 1.09%
31,075		AON Corp	1,249,215
8,074	e	Gallagher (Arthur J.) & Co	190,708
974	e	White Mountains Insurance Group Ltd	467,520
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,907,443

INSURANCE CARRIERS - 8.68%
523	*	Alleghany Corp	178,693
5,118	e	Allied World Assurance Holdings Ltd	203,185
11,242	e	Ambac Financial Group, Inc	64,642
8,696		American Financial Group, Inc	222,270
1,688		American National Insurance Co	180,110
4,789	*	Arch Capital Group Ltd	328,861
12,828		Assurant, Inc	780,712
16,369	e	Axis Capital Holdings Ltd	556,219
18,219		Cincinnati Financial Corp	693,051
2,823	e	CNA Financial Corp	72,805
19,973	*	Conseco, Inc	203,725
5,636		Endurance Specialty Holdings Ltd	206,278
3,885	e	Erie Indemnity Co (Class A)	198,873
6,714		Everest Re Group Ltd	601,104
23,594	e	Fidelity National Title Group, Inc (Class A)	432,478
9,835	e	First American Corp	333,800
45,974	e	Genworth Financial, Inc (Class A)	1,040,851
5,178		Hanover Insurance Group, Inc	213,023
6,910	e	HCC Insurance Holdings, Inc	156,788
17,383	e	Leucadia National Corp	786,059
1,065	*	Markel Corp	468,568
25,001	e	MBIA, Inc	305,512
2,720	e	Mercury General Corp	120,523

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
9,096	e	MGIC Investment Corp	$95,781
5,576	e	Nationwide Financial Services, Inc (Class A)	263,633
24,273	e	Old Republic International Corp	313,364
2,827	e	OneBeacon Insurance Group Ltd	53,770
4,721	e	PartnerRe Ltd	360,212
1,383	*	Philadelphia Consolidated Holding Co	44,533
8,695	e	PMI Group, Inc	50,605
26,873	e	Principal Financial Group	1,497,364
7,381		Protective Life Corp	299,373
8,738	e	Radian Group, Inc	57,409
3,153	e	Reinsurance Group Of America, Inc	171,649
7,020		RenaissanceRe Holdings Ltd	364,408
9,412		Safeco Corp	412,999
5,188		Stancorp Financial Group, Inc	247,519
9,618	e	Torchmark Corp	578,138
1,847	e	Transatlantic Holdings, Inc	122,548
4,875	e	Unitrin, Inc	172,283
38,221		UnumProvident Corp	841,244
12,341		W.R. Berkley Corp	341,722
144	e	Wesco Financial Corp	58,176
17,475	e	XL Capital Ltd (Class A)	516,386
		TOTAL INSURANCE CARRIERS	15,211,246

LUMBER AND WOOD PRODUCTS - 0.06%
10,763	e	Louisiana-Pacific Corp	98,804
		TOTAL LUMBER AND WOOD PRODUCTS	98,804

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.09%
2,073		Armstrong World Industries, Inc	73,923
16,168	e	Fortune Brands, Inc	1,123,676
10,324	e	Hasbro, Inc	288,040
21,551		Mattel, Inc	428,865
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,914,504

MISCELLANEOUS RETAIL - 0.25%
4,730	e	Barnes & Noble, Inc	144,975
4,227	e	OfficeMax, Inc	80,905
72,853	e*	Rite Aid Corp	214,188
		TOTAL MISCELLANEOUS RETAIL	440,068

MOTION PICTURES - 0.20%
13,202	*	Discovery Holding Co (Class A)	280,146
1,416	e*	DreamWorks Animation SKG, Inc (Class A)	36,504
1,766	e	Regal Entertainment Group (Class A)	34,066
		TOTAL MOTION PICTURES	350,716

NONDEPOSITORY INSTITUTIONS - 0.69%
19,939	e	American Capital Strategies Ltd	681,116
12,153	e*	AmeriCredit Corp	122,381
5,966	e	CapitalSource, Inc	57,691
20,116		CIT Group, Inc	238,375
1,210	e	GLG Partners, Inc	14,363
3,943	*	Guaranty Financial Group, Inc	41,875
470	e	Student Loan Corp	46,483

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
15,422		Thornburg Mortgage, Inc	$16,347
		TOTAL NONDEPOSITORY INSTITUTIONS	1,218,631

OIL AND GAS EXTRACTION - 3.18%
21,666	e	Chesapeake Energy Corp	999,886
8,861	e	Cimarex Energy Co	485,051
1,820	e*	Continental Resources, Inc	58,040
1,194		ENSCO International, Inc	74,768
3,153	e	Equitable Resources, Inc	185,712
8,271	e*	Forest Oil Corp	404,948
1,989	e*	Helix Energy Solutions Group, Inc	62,654
10,991		Helmerich & Payne, Inc	515,148
3,446	e*	Nabors Industries Ltd	116,371
16,442	e	Patterson-UTI Energy, Inc	430,452
13,130	e	Pioneer Natural Resources Co	644,946
11,880	e*	Plains Exploration & Production Co	631,303
4,496	e*	Pride International, Inc	157,135
3,397	e	Rowan Cos, Inc	139,888
2,375	e*	SEACOR Holdings, Inc	202,730
6,646		St. Mary Land & Exploration Co	255,871
2,033	e	Tidewater, Inc	112,039
1,165	*	Unit Corp	65,997
1,049	e	W&T Offshore, Inc	35,781
		TOTAL OIL AND GAS EXTRACTION	5,578,720

PAPER AND ALLIED PRODUCTS - 0.92%
10,982	e	Bemis Co	279,272
25,243	e*	Domtar Corporation	172,410
18,416	e	MeadWestvaco Corp	501,284
26,926	e*	Smurfit-Stone Container Corp	207,330
10,495		Sonoco Products Co	300,472
11,289	e	Temple-Inland, Inc	143,596
		TOTAL PAPER AND ALLIED PRODUCTS	1,604,364

PERSONAL SERVICES - 0.21%
3,331		Cintas Corp	95,067
27,760	e	Service Corp International	281,486
		TOTAL PERSONAL SERVICES	376,553

PETROLEUM AND COAL PRODUCTS - 3.77%
5,931		Ashland, Inc	280,536
5,444	e	Frontier Oil Corp	148,403
29,460		Hess Corp	2,597,783
19,937	e	Murphy Oil Corp	1,637,625
13,794	e*	Newfield Exploration Co	729,013
15,586		Noble Energy, Inc	1,134,661
1,660	e*	SandRidge Energy, Inc	64,989
1,428	e	Western Refining, Inc	19,235
		TOTAL PETROLEUM AND COAL PRODUCTS	6,612,245

PIPELINES, EXCEPT NATURAL GAS - 0.87%
66,873	e	Spectra Energy Corp	1,521,361
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,521,361

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
PRIMARY METAL INDUSTRIES - 1.35%
2,262		Carpenter Technology Corp	$126,604
470	e*	CommScope, Inc	16,370
4,262		Hubbell, Inc (Class B)	186,207
13,568	e	Steel Dynamics, Inc	448,287
12,571	e	United States Steel Corp	1,594,883
		TOTAL PRIMARY METAL INDUSTRIES	2,372,351

PRINTING AND PUBLISHING - 1.48%
9,447	e	EW Scripps Co (Class A)	396,868
24,887	e	Gannett Co, Inc	722,967
1,519	e	Harte-Hanks, Inc	20,765
4,586	e	McClatchy Co (Class A)	49,070
340	*	MSCI, Inc	10,115
11,322	e	New York Times Co (Class A)	213,759
8,850	e*	R.H. Donnelley Corp	44,781
23,366	e	R.R. Donnelley & Sons Co	708,223
636	e	Washington Post Co (Class B)	420,714
		TOTAL PRINTING AND PUBLISHING	2,587,262

RAILROAD TRANSPORTATION - 1.21%
35,420	d	CSX Corp	1,985,999
3,362	e*	Kansas City Southern Industries, Inc	134,850
		TOTAL RAILROAD TRANSPORTATION	2,120,849

REAL ESTATE - 0.05%
3,693	e*	Forestar Real Estate Group, Inc	91,993
		TOTAL REAL ESTATE	91,993

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.40%
14,414	e	Newell Rubbermaid, Inc	329,648
14,858	e	Sealed Air Corp	375,165
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	704,813

SECURITY AND COMMODITY BROKERS - 1.93%
24,900	e	Ameriprise Financial, Inc	1,291,065
2,908	e	BlackRock, Inc	593,755
30,438	e*	E*Trade Financial Corp	117,491
9,190		Invesco Ltd	223,868
4,151		Janus Capital Group, Inc	96,594
13,240	e	Jefferies Group, Inc	213,561
8,239	e	Legg Mason, Inc	461,219
4,591	*	MF Global Ltd	45,497
2,916	*	Nasdaq Stock Market, Inc	112,733
9,920	e	Raymond James Financial, Inc	227,962
		TOTAL SECURITY AND COMMODITY BROKERS	3,383,745

STONE, CLAY, AND GLASS PRODUCTS - 0.34%
11,683	e*	Owens Corning, Inc	211,813
1,080	*	Owens-Illinois, Inc	60,944
8,590	e*	USG Corp	316,284
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	589,041

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
TOBACCO PRODUCTS - 0.41%
4,748	e	Loews Corp (Carolina Group)	$344,467
7,022	e	UST, Inc	382,839
		TOTAL TOBACCO PRODUCTS	727,306

TRANSPORTATION BY AIR - 0.59%
9,207	*	Northwest Airlines Corp	82,771
61,511	e	Southwest Airlines Co	762,736
5,195	e	UAL Corp	111,848
8,688	e*	US Airways Group, Inc	77,410
		TOTAL TRANSPORTATION BY AIR	1,034,765

TRANSPORTATION EQUIPMENT - 1.42%
3,147	e	Autoliv, Inc	157,979
9,691	e*	Brunswick Corp	154,765
225,284	e*	Ford Motor Co	1,288,624
18,076	e	Genuine Parts Co	727,017
1,350	e*	Spirit Aerosystems Holdings, Inc (Class A)	29,943
276	e	Thor Industries, Inc	8,217
1,084	e	Trinity Industries, Inc	28,889
4,408	*	TRW Automotive Holdings Corp	103,015
		TOTAL TRANSPORTATION EQUIPMENT	2,498,449

TRANSPORTATION SERVICES - 0.07%
3,079	e	GATX Corp	120,297
		TOTAL TRANSPORTATION SERVICES	120,297

TRUCKING AND WAREHOUSING - 0.07%
1,019	e	Con-way, Inc	50,420
6,054	e*	YRC Worldwide, Inc	79,428
		TOTAL TRUCKING AND WAREHOUSING	129,848

WATER TRANSPORTATION - 0.62%
4,556	e	Alexander & Baldwin, Inc	196,272
3,318	e	Overseas Shipholding Group, Inc	232,393
14,211	e	Royal Caribbean Cruises Ltd	467,542
4,317	e	Teekay Corp	183,343
		TOTAL WATER TRANSPORTATION	1,079,550

WHOLESALE TRADE-DURABLE GOODS - 0.86%
5,945	e*	Arrow Electronics, Inc	200,049
9,814		BorgWarner, Inc	422,296
15,272	e*	Ingram Micro, Inc (Class A)	241,756
6,228		Reliance Steel & Aluminum Co	372,808
5,859	e*	Tech Data Corp	192,175
1,127	e	W.W. Grainger, Inc	86,092
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,515,176

WHOLESALE TRADE-NONDURABLE GOODS - 0.29%
493		Airgas, Inc	22,417
2,423	e	Brown-Forman Corp (Class B)	160,451
13,057	e	Dean Foods Co	262,315
15,778	e	Idearc, Inc	57,433
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	502,616

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

			VALUE
		TOTAL COMMON STOCKS
		(Cost $191,418,163)	$173,325,906

PRINCIPAL		ISSUER
SHORT TERM INVESTMENTS - 21.32%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.70%
$ 1,220,000		Federal Home Loan Bank (FHLB), 04/01/08	1,220,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 20.62%
36,147,050		State Street Navigator Securities Lending Prime Portfolio	36,147,050

		TOTAL SHORT TERM INVESTMENTS
		(Cost $37,367,050)	37,367,050

		TOTAL PORTFOLIO - 120.18%
		(Cost $228,785,213)	210,692,956
		OTHER ASSETS & LIABILITIES, NET - (20.18)%	(35,380,697)

		NET ASSETS - 100.00%	175,312,259

	*	Non-income producing
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts in the amount of $123,354.
	e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP BLEND INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES		COMPANY	VALUE
COMMON STOCKS - 98.67%
AMUSEMENT AND RECREATION SERVICES - 0.33%
12,755	*	Activision, Inc	$348,339
1,600	e	International Speedway Corp (Class A)	65,920
3,392	e*	Penn National Gaming, Inc	148,332
2,083	e	Warner Music Group Corp	10,373
		TOTAL AMUSEMENT AND RECREATION SERVICES	572,964

APPAREL AND ACCESSORY STORES - 1.25%
3,945	e	Abercrombie & Fitch Co (Class A)	288,537
8,472	e	American Eagle Outfitters, Inc	148,345
2,950	e*	AnnTaylor Stores Corp	71,331
8,525	e*	Chico's FAS, Inc	60,613
6,862	e	Foot Locker, Inc	80,766
24,826	e	Gap, Inc	488,576
4,491	e*	Hanesbrands, Inc	131,137
14,377	e*	Limited Brands, Inc	245,847
9,966	e	Nordstrom, Inc	324,892
6,319	e	Ross Stores, Inc	189,317
4,934	e*	Urban Outfitters, Inc	154,681
		TOTAL APPAREL AND ACCESSORY STORES	2,184,042

APPAREL AND OTHER TEXTILE PRODUCTS - 0.45%
2,573	e	Guess ?, Inc	104,129
4,286		Jones Apparel Group, Inc	57,518
4,560	e	Liz Claiborne, Inc	82,764
2,341	e	Phillips-Van Heusen Corp	88,771
2,673	e	Polo Ralph Lauren Corp	155,809
3,927		VF Corp	304,382
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	793,373

AUTO REPAIR, SERVICES AND PARKING - 0.19%
13,989	e*	Hertz Global Holdings, Inc	168,707
2,667		Ryder System, Inc	162,447
		TOTAL AUTO REPAIR, SERVICES AND PARKING	331,154

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.55%
4,257		Advance Auto Parts	144,951
6,233	e*	Autonation, Inc	93,308
1,940	e*	Autozone, Inc	220,830
9,440	e*	Carmax, Inc	183,325
3,172	e*	Copart, Inc	122,947
4,979	e*	O'Reilly Automotive, Inc	142,001
2,562	e	Penske Auto Group, Inc	49,857
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	957,219

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.15%
5,694	e	Fastenal Co	261,525
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	261,525

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
BUSINESS SERVICES - 6.76%
3,295	e	Acxiom Corp	$39,112
4,210	e*	Affiliated Computer Services, Inc (Class A)	210,963
1,480	e	Aircastle Ltd	16,650
7,457	e*	Akamai Technologies, Inc	209,989
3,602	e*	Alliance Data Systems Corp	171,131
8,906	*	Amdocs Ltd	252,574
10,394	e*	Autodesk, Inc	327,203
5,155	e*	Avis Budget Group, Inc	54,746
18,658	e*	BEA Systems, Inc	357,301
9,035	e*	BMC Software, Inc	293,818
2,044	e	Brink's Co	137,316
18,543	e	CA, Inc	417,218
12,150	*	Cadence Design Systems, Inc	129,762
3,054	e*	Cerner Corp	113,853
3,059	e*	ChoicePoint, Inc	145,608
8,559	*	Citrix Systems, Inc	251,035
1,670	e*	Clear Channel Outdoor Holdings, Inc (Class A)	31,747
12,900	e*	Cognizant Technology Solutions Corp (Class A)	371,907
7,358	e*	Computer Sciences Corp	300,133
13,156	e*	Compuware Corp	96,565
5,732	*	Convergys Corp	86,324
2,042	e*	DST Systems, Inc	134,241
13,943	e*	Electronic Arts, Inc	696,035
22,918		Electronic Data Systems Corp	381,585
5,792	e	Equifax, Inc	199,708
8,812	*	Expedia, Inc	192,895
4,070	e*	F5 Networks, Inc	73,952
1,875	e	Factset Research Systems, Inc	101,006
2,401	e	Fair Isaac Corp	51,670
8,646	e	Fidelity National Information Services, Inc	329,758
7,573	*	Fiserv, Inc	364,186
2,225	*	Getty Images, Inc	71,200
7,927	e*	HLTH Corp	75,624
8,568		IMS Health, Inc	180,014
20,469	e*	Interpublic Group of Cos, Inc	172,144
15,169	e*	Intuit, Inc	409,715
7,728	e*	Iron Mountain, Inc	204,328
23,151	e*	Juniper Networks, Inc	578,775
2,327	e*	Kinetic Concepts, Inc	107,577
3,604	e*	Lamar Advertising Co (Class A)	129,492
3,593		Manpower, Inc	202,142
3,588	e	Mastercard, Inc (Class A)	800,088
7,210	*	McAfee, Inc	238,579
5,443	e	MoneyGram International, Inc	10,124
5,486	e*	Monster Worldwide, Inc	132,816
4,397	*	NAVTEQ Corp	298,996
8,222	e*	NCR Corp	187,708
15,149	e*	Novell, Inc	95,287
8,898	e*	Red Hat, Inc	163,634
6,412	e	Robert Half International, Inc	165,045
4,311	e*	Salesforce.com, Inc	249,478
6,670	*	Synopsys, Inc	151,476

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
8,896	e	Total System Services, Inc	$210,479
16,513	*	Unisys Corp	73,153
3,748	e*	United Rentals, Inc	70,612
9,979	e*	VeriSign, Inc	331,702
418	e*	WebMD Health Corp (Class A)	9,852
		TOTAL BUSINESS SERVICES	11,860,031

CHEMICALS AND ALLIED PRODUCTS - 5.80%
274	*	Abraxis Bioscience, Inc	16,188
9,753	e	Air Products & Chemicals, Inc	897,276
3,485	e	Albemarle Corp	127,272
3,964		Alberto-Culver Co	108,653
1,837	e*	APP Pharmaceuticals, Inc	22,191
4,448		Avery Dennison Corp	219,064
19,762	*	Avon Products, Inc	781,389
4,966	e*	Barr Pharmaceuticals, Inc	239,907
2,950	e	Cabot Corp	82,600
5,773		Celanese Corp (Series A)	225,436
3,040	e*	Cephalon, Inc	195,776
3,084	e*	Charles River Laboratories International, Inc	181,771
10,538	e	Chemtura Corp	77,349
2,966	e	Church & Dwight Co, Inc	160,876
6,225		Clorox Co	352,584
1,994		Cytec Industries, Inc	107,377
3,670	e	Eastman Chemical Co	229,192
7,837	e	Ecolab, Inc	340,361
4,963	e	Estee Lauder Cos (Class A)	227,554
3,488		FMC Corp	193,549
14,379	*	Forest Laboratories, Inc	575,304
7,049	e*	Hospira, Inc	301,486
4,114	e	Huntsman Corp	96,885
2,858	e*	Idexx Laboratories, Inc	140,785
2,697	e*	ImClone Systems, Inc	114,407
3,654	e	International Flavors & Fragrances, Inc	160,959
2,142	e*	Invitrogen Corp	183,077
10,700	*	King Pharmaceuticals, Inc	93,090
3,190		Lubrizol Corp	177,077
14,016	e*	Millennium Pharmaceuticals, Inc	216,687
6,960	e*	Mosaic Co	714,096
13,053	e	Mylan Laboratories, Inc	151,415
6,301	e	Nalco Holding Co	133,266
2,313	*	NBTY, Inc	69,274
5,122	e*	PDL BioPharma, Inc	54,242
7,389	*	PPG Industries, Inc	447,108
6,208	e	Rohm & Haas Co	335,729
5,460	e	RPM International, Inc	114,332
1,941	e	Scotts Miracle-Gro Co (Class A)	62,927
4,512	e*	Sepracor, Inc	88,074
4,673	e	Sherwin-Williams Co	238,510
5,917	e	Sigma-Aldrich Corp	352,949
4,503	e	Valspar Corp	89,340
3,664	e*	VCA Antech, Inc	100,210
6,162	e*	Vertex Pharmaceuticals, Inc	147,210
4,073	e*	Warner Chilcott Ltd (Class A)	73,314

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,770	e*	Watson Pharmaceuticals, Inc	$139,856
782	e	Westlake Chemical Corp	10,205
		TOTAL CHEMICALS AND ALLIED PRODUCTS	10,168,179

COAL MINING - 0.91%
6,425		Arch Coal, Inc	279,488
8,198	e	Consol Energy, Inc	567,220
3,779	e	Massey Energy Co	137,934
11,928	e	Peabody Energy Corp	608,328
		TOTAL COAL MINING	1,592,970

COMMUNICATIONS - 3.42%
17,840	e*	American Tower Corp (Class A)	699,506
9,939	e*	Cablevision Systems Corp (Class A)	212,993
1,531	e*	Central European Media Enterprises Ltd (Class A)	130,487
5,093	e	CenturyTel, Inc	169,291
14,944	e	Citizens Communications Co	156,763
1,139	e*	Clearwire Corp (Class A)	16,869
10,444	e*	Crown Castle International Corp	360,214
2,321	*	CTC Media, Inc	64,408
9,380	e*	DISH Network Corp (Class A)	269,487
6,807		Embarq Corp	272,961
3,516	e	Global Payments, Inc	145,422
1,041	e	Hearst-Argyle Television, Inc	21,476
7,624	e*	IAC/InterActiveCorp	158,274
2,225	e*	Leap Wireless International, Inc	103,685
70,570	e*	Level 3 Communications, Inc	149,608
15,498	e*	Liberty Global, Inc (Class A)	528,172
5,811	e*	Liberty Media Corp - Capital (Series A)	91,465
23,244	*	Liberty Media Corp - Entertainment (Series A)	526,244
27,428	e*	Liberty Media Holding Corp (Interactive A)	442,688
2,683	e*	MetroPCS Communications, Inc	45,611
3,314	e*	NeuStar, Inc (Class A)	87,755
7,752	e*	NII Holdings, Inc	246,359
72,473	e	Qwest Communications International, Inc	328,303
4,748	e*	SBA Communications Corp (Class A)	141,633
4,472		Telephone & Data Systems, Inc	175,615
851	e*	US Cellular Corp	46,805
21,526	e	Windstream Corp	257,236
12,468	e*	XM Satellite Radio Holdings, Inc (Class A)	144,878
		TOTAL COMMUNICATIONS	5,994,208

DEPOSITORY INSTITUTIONS - 3.22%
5,894	e	Associated Banc-Corp	156,957
3,639	e	Astoria Financial Corp	98,835
3,585		Bancorpsouth, Inc	83,029
2,282	e	Bank of Hawaii Corp	113,096
1,074		BOK Financial Corp	56,095
1,080	e	Capitol Federal Financial	40,478
1,791	e	City National Corp	88,583
6,940	e	Colonial Bancgroup, Inc	66,832
7,024	e	Comerica, Inc	246,402
3,362	e	Commerce Bancshares, Inc	141,305
2,780		Cullen/Frost Bankers, Inc	147,451

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,787	e	East West Bancorp, Inc	$49,469
300		First Citizens Bancshares, Inc (Class A)	41,805
5,484	e	First Horizon National Corp	76,831
8,231	e	Fulton Financial Corp	101,159
24,522		Hudson City Bancorp, Inc	433,549
15,941	e	Huntington Bancshares, Inc	171,366
4,451	e	IndyMac Bancorp, Inc	22,077
17,895	e	Keycorp	392,795
3,204	e	M&T Bank Corp	257,858
11,673	e	Marshall & Ilsley Corp	270,814
3,767	e*	Metavante Technologies, Inc	75,302
14,533	e	New York Community Bancorp, Inc	264,791
9,828		Northern Trust Corp	653,267
11,709	e	People's United Financial, Inc	202,683
12,506		Popular, Inc	145,820
19,442	e	Sovereign Bancorp, Inc	181,199
12,102	e	Synovus Financial Corp	133,848
5,650	e	TCF Financial Corp	101,248
4,688	e	TFS Financial Corp	56,397
2,296		UnionBanCal Corp	112,688
5,690	e	Valley National Bancorp	109,305
4,170	e	Washington Federal, Inc	95,243
2,505		Webster Financial Corp	69,814
3,021	e	Whitney Holding Corp	74,891
2,960		Wilmington Trust Corp	92,056
4,718	e	Zions Bancorporation	214,905
		TOTAL DEPOSITORY INSTITUTIONS	5,640,243

EATING AND DRINKING PLACES - 0.92%
4,594	e	Brinker International, Inc	85,219
3,099		Burger King Holdings, Inc	85,718
3,018	e*	Cheesecake Factory	65,762
6,169	e	Darden Restaurants, Inc	200,801
8,516	e	Tim Hortons, Inc	289,970
3,808		Wendy's International, Inc	87,812
21,452		Yum! Brands, Inc	798,229
		TOTAL EATING AND DRINKING PLACES	1,613,511

EDUCATIONAL SERVICES - 0.24%
6,468	*	Apollo Group, Inc (Class A)	279,418
4,148	e*	Career Education Corp	52,763
1,772	e*	ITT Educational Services, Inc	81,388
		TOTAL EDUCATIONAL SERVICES	413,569

ELECTRIC, GAS, AND SANITARY SERVICES - 8.80%
30,069	*	AES Corp	501,250
3,680		AGL Resources, Inc	126,298
7,459	e	Allegheny Energy, Inc	376,680
5,205	e	Alliant Energy Corp	182,227
13,263	e*	Allied Waste Industries, Inc	143,373
9,325	e	Ameren Corp	410,673
17,961		American Electric Power Co, Inc	747,716
6,300		Aqua America, Inc	118,314
3,722		Atmos Energy Corp	94,911

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
14,005	e	Centerpoint Energy, Inc	$199,851
9,827	e	CMS Energy Corp	133,058
12,181	e	Consolidated Edison, Inc	483,586
8,119		Constellation Energy Group, Inc	716,664
5,564	e*	Covanta Holding Corp	153,010
5,272	e	DPL, Inc	135,174
7,396	e	DTE Energy Co	287,630
14,751	e*	Dynegy, Inc (Class A)	116,385
14,673		Edison International	719,270
31,536	e	El Paso Corp	524,759
3,272		Energen Corp	203,846
7,221	e	Energy East Corp	174,171
3,829	e	Great Plains Energy, Inc	94,385
3,583	e	Hawaiian Electric Industries, Inc	85,526
3,486	e	Integrys Energy Group, Inc	162,587
7,935		MDU Resources Group, Inc	194,804
9,659	e*	Mirant Corp	351,491
3,822	e	National Fuel Gas Co	180,437
11,966	e	NiSource, Inc	206,294
7,070		Northeast Utilities	173,498
10,910	e*	NRG Energy, Inc	425,381
4,989	e	NSTAR	151,815
4,000	e	OGE Energy Corp	124,680
4,529		Oneok, Inc	202,129
8,760		Pepco Holdings, Inc	216,547
15,829	e	PG&E Corp	582,824
4,598	e	Pinnacle West Capital Corp	161,298
17,382	e	PPL Corp	798,181
11,614	e	Progress Energy, Inc	484,304
5,920		Puget Energy, Inc	153,150
7,767	e	Questar Corp	439,302
15,388	e*	Reliant Energy, Inc	363,926
7,119	e	Republic Services, Inc	208,160
5,308	e	SCANA Corp	194,167
11,883		Sempra Energy	633,126
10,544	e	Sierra Pacific Resources	133,171
4,695	e	Southern Union Co	109,253
3,983	e*	Stericycle, Inc	205,125
9,151	e	TECO Energy, Inc	145,958
4,969		UGI Corp	123,827
3,200	e	Vectren Corp	85,856
26,966		Williams Cos, Inc	889,339
5,296	e	Wisconsin Energy Corp	232,971
18,419	e	Xcel Energy, Inc	367,459
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	15,429,817

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.10%
4,909	e*	ADC Telecommunications, Inc	59,301
27,620	e*	Advanced Micro Devices, Inc	162,682
13,861	e	Altera Corp	255,458
4,856	e	Ametek, Inc	213,227
8,057		Amphenol Corp (Class A)	300,123
13,602		Analog Devices, Inc	401,531
20,647	*	Atmel Corp	71,852

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,519	e*	Avnet, Inc	$213,367
2,601	e	AVX Corp	33,319
21,098	*	Broadcom Corp (Class A)	406,558
3,727	e*	Ciena Corp	114,903
8,243	e	Cooper Industries Ltd (Class A)	330,956
3,790	e*	Cree, Inc	105,968
7,170	e*	Cypress Semiconductor Corp	169,284
1,916	*	Dolby Laboratories, Inc (Class A)	69,474
6,592		Eaton Corp	525,185
1,816	e*	EchoStar Corp (Class A)	53,645
2,546	e*	Energizer Holdings, Inc	230,362
6,136	*	Fairchild Semiconductor International, Inc	73,141
1,615	e*	First Solar, Inc	373,291
2,840	e	Harman International Industries, Inc	123,654
6,042	e	Harris Corp	293,218
8,214	*	Integrated Device Technology, Inc	73,351
3,191	*	International Rectifier Corp	68,607
5,894	e	Intersil Corp (Class A)	151,299
2,864	e*	Jarden Corp	62,263
9,866	e*	JDS Uniphase Corp	132,106
5,632		L-3 Communications Holdings, Inc	615,803
1,996	e	Lincoln Electric Holdings, Inc	128,722
9,989	e	Linear Technology Corp	306,562
29,777	e*	LSI Logic Corp	147,396
20,613	e*	Marvell Technology Group Ltd	224,269
10,101	*	MEMC Electronic Materials, Inc	716,161
8,530	e	Microchip Technology, Inc	279,187
33,010	e*	Micron Technology, Inc	197,070
6,010	e	Molex, Inc	139,192
11,828	e	National Semiconductor Corp	216,689
15,505	*	NetApp, Inc	310,875
4,607	e*	Novellus Systems, Inc	96,977
24,337	*	Nvidia Corp	481,629
6,432	e*	QLogic Corp	98,731
5,674		RadioShack Corp	92,203
4,617	e*	Rambus, Inc	107,622
23,487	*	Sanmina-SCI Corp	38,049
2,435	e*	Silicon Laboratories, Inc	76,800
66,850	e*	Sirius Satellite Radio, Inc	191,191
1,218	e*	Sunpower Corp (Class A)	90,753
1,633		Teleflex, Inc	77,910
19,115	e*	Tellabs, Inc	104,177
2,536	e*	Thomas & Betts Corp	92,234
3,431	e*	Varian Semiconductor Equipment Associates, Inc	96,583
8,133	*	Vishay Intertechnology, Inc	73,685
3,546	e	Whirlpool Corp	307,722
13,410		Xilinx, Inc	318,488
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	10,694,805

ENGINEERING AND MANAGEMENT SERVICES - 1.93%
6,036	e*	Amylin Pharmaceuticals, Inc	176,312
1,654	e	Corporate Executive Board Co	66,954
3,963	e	Fluor Corp	559,417
2,100	e*	Genpact Ltd	25,725

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,457	e*	Gen-Probe, Inc	$118,427
4,007	e*	Hewitt Associates, Inc (Class A)	159,358
5,366	e*	Jacobs Engineering Group, Inc	394,884
7,600	e	KBR, Inc	210,748
10,020	*	McDermott International, Inc	549,296
15,274	e	Paychex, Inc	523,287
7,018	e	Quest Diagnostics, Inc	317,705
3,653	e*	Shaw Group, Inc	172,202
3,587	e*	URS Corp	117,259
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,391,574

FABRICATED METAL PRODUCTS - 1.02%
1,551	e*	Alliant Techsystems, Inc	160,575
4,657		Ball Corp	213,943
5,475		Commercial Metals Co	164,086
2,226		Crane Co	89,819
7,134	*	Crown Holdings, Inc	179,491
7,789	e	Parker Hannifin Corp	539,544
4,359	e	Pentair, Inc	139,052
2,706		Snap-On, Inc	137,600
3,534	e	Stanley Works	168,289
		TOTAL FABRICATED METAL PRODUCTS	1,792,399

FOOD AND KINDRED PRODUCTS - 3.22%
5,434	e	Bunge Ltd	472,106
10,414	e	Campbell Soup Co	353,555
14,037	e	Coca-Cola Enterprises, Inc	339,695
22,431		ConAgra Foods, Inc	537,222
8,787	e*	Constellation Brands, Inc (Class A)	155,266
3,243		Corn Products International, Inc	120,445
8,823		Del Monte Foods Co	84,083
14,625		H.J. Heinz Co	686,936
3,174	e*	Hansen Natural Corp	112,042
7,586	e	Hershey Co	285,765
3,454	e	Hormel Foods Corp	143,894
2,642		J.M. Smucker Co	133,712
5,943	e	McCormick & Co, Inc	219,713
5,246	e	Molson Coors Brewing Co (Class B)	275,782
6,383	e	Pepsi Bottling Group, Inc	216,448
2,675		PepsiAmericas, Inc	68,293
33,091		Sara Lee Corp	462,612
4,768	e*	Smithfield Foods, Inc	122,824
11,536		Tyson Foods, Inc (Class A)	183,999
10,786	e	Wrigley (Wm.) Jr Co	677,792
		TOTAL FOOD AND KINDRED PRODUCTS	5,652,184

FOOD STORES - 0.64%
1,220	e*	Panera Bread Co (Class A)	51,106
19,883		Safeway, Inc	583,566
9,473		Supervalu, Inc	284,001
6,395	e	Whole Foods Market, Inc	210,843
		TOTAL FOOD STORES	1,129,516

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
FORESTRY - 0.09%
3,609	e	Rayonier, Inc	$156,775
		TOTAL FORESTRY	156,775

FURNITURE AND FIXTURES - 0.37%
2,877	e*	Hillenbrand Industries, Inc	137,521
2,288	e	HNI Corp	61,524
7,703	e	Leggett & Platt, Inc	117,471
16,954	e	Masco Corp	336,198
		TOTAL FURNITURE AND FIXTURES	652,714

FURNITURE AND HOMEFURNISHINGS STORES - 0.61%
11,825	e*	Bed Bath & Beyond, Inc	348,838
7,892	e	Circuit City Stores, Inc	31,410
7,063	*	GameStop Corp (Class A)	365,228
2,520	e*	Mohawk Industries, Inc	180,457
3,612	e	Steelcase, Inc (Class A)	39,949
3,981	e	Williams-Sonoma, Inc	96,499
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,062,381

GENERAL BUILDING CONTRACTORS - 0.60%
5,571	e	Centex Corp	134,874
13,714	e	DR Horton, Inc	215,996
3,437	e	KB Home	84,997
6,339	e	Lennar Corp (Class A)	119,237
1,403	e	MDC Holdings, Inc	61,437
194	e*	NVR, Inc	115,915
9,241	e	Pulte Homes, Inc	134,457
1,892	e	Ryland Group, Inc	62,228
5,465	e*	Toll Brothers, Inc	128,318
		TOTAL GENERAL BUILDING CONTRACTORS	1,057,459

GENERAL MERCHANDISE STORES - 0.83%
4,077	e*	Big Lots, Inc	90,917
2,734	e*	BJ's Wholesale Club, Inc	97,576
2,689	e	Dillard's, Inc (Class A)	46,278
6,596	e	Family Dollar Stores, Inc	128,622
10,084	e	JC Penney Co, Inc	380,268
6,250	e*	Saks, Inc	77,938
19,303	e	TJX Cos, Inc	638,350
		TOTAL GENERAL MERCHANDISE STORES	1,459,949

HEALTH SERVICES - 2.16%
7,531		AmerisourceBergen Corp	308,620
2,023	e	Brookdale Senior Living, Inc	48,350
12,955		Cigna Corp	525,584
4,255	e*	Community Health Systems, Inc	142,840
2,868	*	Covance, Inc	237,958
7,018	e*	Coventry Health Care, Inc	283,176
4,592	e*	DaVita, Inc	219,314
2,732	e*	Edwards Lifesciences Corp	121,711
9,902	*	Express Scripts, Inc	636,897
10,923	e*	Health Management Associates, Inc (Class A)	57,783
5,002	e*	Laboratory Corp of America Holdings	368,547
2,868	e*	LifePoint Hospitals, Inc	78,784

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,359	e*	Lincare Holdings, Inc	$94,421
5,305	e	Omnicare, Inc	96,339
2,118	*	Pediatrix Medical Group, Inc	142,753
4,708		Pharmaceutical Product Development, Inc	197,265
21,331	e*	Tenet Healthcare Corp	120,733
2,070	e	Universal Health Services, Inc (Class B)	111,138
		TOTAL HEALTH SERVICES	3,792,213

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.21%
6,336	*	Foster Wheeler Ltd	358,744
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	358,744

HOLDING AND OTHER INVESTMENT OFFICES - 8.09%
1,640	*	Affiliated Managers Group, Inc	148,814
7,320	e	Allied Capital Corp	134,908
4,513		AMB Property Corp	245,597
20,760		Annaly Mortgage Management, Inc	318,043
4,145	e	Apartment Investment & Management Co (Class A)	148,432
3,586	e	AvalonBay Communities, Inc	346,121
4,613	e	Boston Properties, Inc	424,719
4,348		Brandywine Realty Trust	73,742
2,225	e	BRE Properties, Inc (Class A)	101,371
2,479	e	Camden Property Trust	124,446
3,235	e	CBL & Associates Properties, Inc	76,120
2,144	e	Colonial Properties Trust	51,563
5,449	e	Developers Diversified Realty Corp	228,204
4,550	e	Douglas Emmett, Inc	100,373
6,679		Duke Realty Corp	152,348
12,207		Equity Residential	506,468
1,157	e	Essex Property Trust, Inc	131,875
2,702	e	Federal Realty Investment Trust	210,621
9,746	e	General Growth Properties, Inc	372,005
9,800	e	HCP, Inc	331,338
3,848		Health Care REIT, Inc	173,660
4,331	e	Hospitality Properties Trust	147,341
23,517	e	Host Marriott Corp	374,391
10,450	e	HRPT Properties Trust	70,329
51,400		iShares Russell Midcap Index Fund	4,808,470
5,969	e	iStar Financial, Inc	83,745
1,403	e	Kilroy Realty Corp	68,901
9,670	e	Kimco Realty Corp	378,774
4,009		Liberty Property Trust	124,720
3,251		Macerich Co	228,448
2,839		Mack-Cali Realty Corp	101,381
7,963	e	Plum Creek Timber Co, Inc	324,094
11,515		Prologis	677,773
5,578	e	Public Storage, Inc	494,322
3,027		Regency Centers Corp	196,029
2,680		SL Green Realty Corp	218,340
2,507	e	Taubman Centers, Inc	130,615
5,927	e	UDR, Inc	145,330
6,009		Ventas, Inc	269,864
12,789	e	Virgin Media, Inc	179,941
6,013	e	Vornado Realty Trust	518,381

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,621	e	WABCO Holdings, Inc	$119,570
3,331	e	Weingarten Realty Investors	114,720
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	14,176,247

HOTELS AND OTHER LODGING PLACES - 0.60%
2,521	e	Boyd Gaming Corp	50,420
1,664	e	Choice Hotels International, Inc	56,759
1,935	e	Orient-Express Hotels Ltd (Class A)	83,515
8,491	e	Starwood Hotels & Resorts Worldwide, Inc	439,409
7,955		Wyndham Worldwide Corp	164,509
2,469		Wynn Resorts Ltd	248,480
		TOTAL HOTELS AND OTHER LODGING PLACES	1,043,092

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.18%
4,153	e*	AGCO Corp	248,682
2,871	e	Black & Decker Corp	189,773
17,496	e*	Brocade Communications Systems, Inc	127,721
2,756	e	Carlisle Cos, Inc	92,161
9,422	e	Cummins, Inc	441,138
2,976	e	Diebold, Inc	111,749
3,550	e	Donaldson Co, Inc	142,994
8,654		Dover Corp	361,564
3,743	*	Dresser-Rand Group, Inc	115,097
2,580	e	Flowserve Corp	269,300
5,842	e*	FMC Technologies, Inc	332,351
2,399	*	Gardner Denver, Inc	89,003
2,941	e	Graco, Inc	106,641
5,742	*	Grant Prideco, Inc	282,621
3,807	e	IDEX Corp	116,837
12,272	e	Ingersoll-Rand Co Ltd (Class A)	547,086
14,195	e	International Game Technology	570,781
8,184	e	ITT Industries, Inc	424,013
8,007	e	Jabil Circuit, Inc	75,746
4,890		Joy Global, Inc	318,632
3,397		Kennametal, Inc	99,974
5,595	e*	Lam Research Corp	213,841
2,452	e	Lennox International, Inc	88,198
4,129	e*	Lexmark International, Inc (Class A)	126,843
5,654	e	Manitowoc Co, Inc	230,683
5,368		Pall Corp	188,256
960	e*	Riverbed Technology, Inc	14,266
6,717	e	Rockwell Automation, Inc	385,690
9,959	e*	SanDisk Corp	224,775
2,829	e*	Scientific Games Corp (Class A)	59,720
24,489	e	Seagate Technology, Inc	512,800
2,375		SPX Corp	249,138
7,852	e*	Teradata Corp	173,215
4,641	e*	Terex Corp	290,063
4,141		Timken Co	123,071
1,817	e	Toro Co	75,206
8,115	e	Trane, Inc	372,479
5,740	e*	Varian Medical Systems, Inc	268,862
2,707	e*	VeriFone Holdings, Inc	42,960
9,948	e*	Western Digital Corp	268,994

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,283	e*	Zebra Technologies Corp (Class A)	$109,390
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9,082,314

INSTRUMENTS AND RELATED PRODUCTS - 4.32%
2,646	e*	Advanced Medical Optics, Inc	53,714
16,729	e*	Agilent Technologies, Inc	499,026
13,706	e	Allergan, Inc	772,881
7,637	e	Applera Corp (Applied Biosystems Group)	250,952
4,661	e	Bard (C.R.), Inc	449,320
2,827		Beckman Coulter, Inc	182,483
1,848	e	Cooper Cos, Inc	63,627
6,849		Dentsply International, Inc	264,371
1,944	e	DRS Technologies, Inc	113,296
12,552	e*	Eastman Kodak Co	221,794
5,202	e	Garmin Ltd	280,960
1,677	*	Intuitive Surgical, Inc	543,935
8,135	e	Kla-Tencor Corp	301,809
1,599	*	Mettler-Toledo International, Inc	155,295
2,471	e*	Millipore Corp	166,570
2,560		National Instruments Corp	66,918
5,226		PerkinElmer, Inc	126,731
9,890	e	Pitney Bowes, Inc	346,348
3,400	e*	Resmed, Inc	143,412
7,533		Rockwell Collins, Inc	430,511
3,854	e	Roper Industries, Inc	229,082
15,231	e*	St. Jude Medical, Inc	657,827
1,773	*	Techne Corp	119,429
8,356	e*	Teradyne, Inc	103,782
5,216	e*	Trimble Navigation Ltd	149,125
4,542	e*	Waters Corp	252,989
42,214	e	Xerox Corp	631,944
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	7,578,131

INSURANCE AGENTS, BROKERS AND SERVICE - 0.53%
13,217		AON Corp	531,323
4,884	e	Brown & Brown, Inc	84,884
4,510	e	Gallagher (Arthur J.) & Co	106,526
420	e	White Mountains Insurance Group Ltd	201,600
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	924,333

INSURANCE CARRIERS - 4.19%
226	e*	Alleghany Corp	77,329
2,208	e	Allied World Assurance Holdings Ltd	87,658
5,151	e	Ambac Financial Group, Inc	29,618
3,637		American Financial Group, Inc	92,962
685		American National Insurance Co	73,090
2,042	*	Arch Capital Group Ltd	140,224
5,443		Assurant, Inc	331,261
6,929	e	Axis Capital Holdings Ltd	235,447
7,729		Cincinnati Financial Corp	294,011
1,370	e	CNA Financial Corp	35,332
8,243	*	Conseco, Inc	84,079
2,590		Endurance Specialty Holdings Ltd	94,794
2,118	e	Erie Indemnity Co (Class A)	108,420

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,844		Everest Re Group Ltd	$254,623
9,678	e	Fidelity National Title Group, Inc (Class A)	177,398
4,220	e	First American Corp	143,227
19,585	e	Genworth Financial, Inc (Class A)	443,404
2,154		Hanover Insurance Group, Inc	88,616
4,890	e	HCC Insurance Holdings, Inc	110,954
5,087	e*	Health Net, Inc	156,680
7,569	*	Humana, Inc	339,545
7,381	e	Leucadia National Corp	333,769
435	*	Markel Corp	191,387
10,084	e	MBIA, Inc	123,226
1,200	e	Mercury General Corp	53,172
3,628	e	MGIC Investment Corp	38,203
2,223	e	Nationwide Financial Services, Inc (Class A)	105,103
10,107	e	Old Republic International Corp	130,481
1,290	e	OneBeacon Insurance Group Ltd	24,536
2,590	e	PartnerRe Ltd	197,617
2,478	*	Philadelphia Consolidated Holding Co	79,792
3,784	e	PMI Group, Inc	22,023
12,053	e	Principal Financial Group	671,593
3,280		Protective Life Corp	133,037
4,571	e	Radian Group, Inc	30,031
1,330	e	Reinsurance Group Of America, Inc	72,405
2,971		RenaissanceRe Holdings Ltd	154,225
4,054		Safeco Corp	177,890
2,330		Stancorp Financial Group, Inc	111,164
4,095	e	Torchmark Corp	246,150
1,119	e	Transatlantic Holdings, Inc	74,246
1,910	e	Unitrin, Inc	67,499
16,248		UnumProvident Corp	357,618
7,441		W.R. Berkley Corp	206,041
1,886	*	WellCare Health Plans, Inc	73,460
79	e	Wesco Financial Corp	31,916
8,371	e	XL Capital Ltd (Class A)	247,363
		TOTAL INSURANCE CARRIERS	7,352,619

LEATHER AND LEATHER PRODUCTS - 0.31%
15,879	e*	Coach, Inc	478,752
3,838	e*	CROCS, Inc	67,050
		TOTAL LEATHER AND LEATHER PRODUCTS	545,802

LUMBER AND WOOD PRODUCTS - 0.02%
4,630	e	Louisiana-Pacific Corp	42,503
		TOTAL LUMBER AND WOOD PRODUCTS	42,503

METAL MINING - 0.23%
2,033	e	Cleveland-Cliffs, Inc	243,594
2,125	e	Foundation Coal Holdings, Inc	106,951
1,155	e*	Patriot Coal Corp	54,250
		TOTAL METAL MINING	404,795

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.59%
1,027		Armstrong World Industries, Inc	36,623
6,874	e	Fortune Brands, Inc	477,743

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,633	e	Hasbro, Inc	$185,061
16,523		Mattel, Inc	328,808
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,028,235

MISCELLANEOUS RETAIL - 0.60%
2,284	e	Barnes & Noble, Inc	70,005
2,887	e*	Coldwater Creek, Inc	14,579
3,526	e*	Dick's Sporting Goods, Inc	94,426
4,251	*	Dollar Tree, Inc	117,285
2,004	e	MSC Industrial Direct Co (Class A)	84,669
1,504	e*	Nutri/System, Inc	22,665
12,634	e*	Office Depot, Inc	139,606
3,385	e	OfficeMax, Inc	64,789
5,938	e	Petsmart, Inc	121,373
28,515	e*	Rite Aid Corp	83,834
5,649	e	Tiffany & Co	236,354
		TOTAL MISCELLANEOUS RETAIL	1,049,585

MOTION PICTURES - 0.24%
12,628	*	Discovery Holding Co (Class A)	267,966
2,881	e*	DreamWorks Animation SKG, Inc (Class A)	74,272
3,690	e	Regal Entertainment Group (Class A)	71,180
		TOTAL MOTION PICTURES	413,418

NONDEPOSITORY INSTITUTIONS - 0.69%
8,436	e	American Capital Strategies Ltd	288,174
5,272	e*	AmeriCredit Corp	53,089
6,279	e	CapitalSource, Inc	60,718
8,371		CIT Group, Inc	99,196
2,563	e	First Marblehead Corp	19,120
2,100	e	GLG Partners, Inc	24,927
1,538	*	Guaranty Financial Group, Inc	16,334
211	e	Student Loan Corp	20,868
11,220		Textron, Inc	621,812
6,024		Thornburg Mortgage, Inc	6,385
		TOTAL NONDEPOSITORY INSTITUTIONS	1,210,623

NONMETALLIC MINERALS, EXCEPT FUELS - 0.18%
4,695	e	Vulcan Materials Co	311,748
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	311,748

OIL AND GAS EXTRACTION - 6.23%
13,216	e	BJ Services Co	376,788
9,914	e*	Cameron International Corp	412,819
2,163	e*	Cheniere Energy, Inc	42,827
22,155	d, e	Chesapeake Energy Corp	1,022,453
3,727	e	Cimarex Energy Co	204,016
1,334	*	CNX Gas Corp	43,062
1,190	e*	Continental Resources, Inc	37,949
10,904	e*	Denbury Resources, Inc	311,309
3,070	e	Diamond Offshore Drilling, Inc	357,348
6,713		ENSCO International, Inc	420,368
5,477	e	Equitable Resources, Inc	322,595
3,566	e*	Forest Oil Corp	174,591

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,021	e*	Global Industries Ltd	$64,698
4,235	e*	Helix Energy Solutions Group, Inc	133,403
4,703		Helmerich & Payne, Inc	220,430
12,676	e*	Nabors Industries Ltd	428,069
15,980	e*	National Oilwell Varco, Inc	932,912
12,074		Noble Corp	599,716
2,510	*	Oceaneering International, Inc	158,130
7,253	e	Patterson-UTI Energy, Inc	189,884
5,575	e	Pioneer Natural Resources Co	273,844
5,027	e*	Plains Exploration & Production Co	267,135
7,474	e*	Pride International, Inc	261,216
4,486	e*	Quicksilver Resources, Inc	163,874
6,663	e	Range Resources Corp	422,767
5,036	e	Rowan Cos, Inc	207,382
1,012	e*	SEACOR Holdings, Inc	86,384
9,029	e	Smith International, Inc	579,933
15,296	e*	Southwestern Energy Co	515,322
2,736		St. Mary Land & Exploration Co	105,336
3,638	e*	Superior Energy Services	144,138
3,009	e*	Tetra Technologies, Inc	47,663
2,373	e	Tidewater, Inc	130,776
2,114	*	Unit Corp	119,758
1,390	e	W&T Offshore, Inc	47,413
15,183	e*	Weatherford International Ltd	1,100,312
		TOTAL OIL AND GAS EXTRACTION	10,926,620

PAPER AND ALLIED PRODUCTS - 0.48%
4,666	e	Bemis Co	118,656
20,260	e*	Domtar Corporation	138,376
7,840	e	MeadWestvaco Corp	213,405
4,381	e	Packaging Corp of America	97,828
11,140	e*	Smurfit-Stone Container Corp	85,778
4,666		Sonoco Products Co	133,588
4,616	e	Temple-Inland, Inc	58,716
		TOTAL PAPER AND ALLIED PRODUCTS	846,347

PERSONAL SERVICES - 0.38%
6,196	e	Cintas Corp	176,834
14,544	e	H&R Block, Inc	301,933
11,822	e	Service Corp International	119,875
1,592	e	Weight Watchers International, Inc	73,757
		TOTAL PERSONAL SERVICES	672,399

PETROLEUM AND COAL PRODUCTS - 2.14%
2,444		Ashland, Inc	115,601
4,398		Cabot Oil & Gas Corp	223,594
4,652	e	Frontier Oil Corp	126,814
12,496		Hess Corp	1,101,897
1,885	e	Holly Corp	81,828
8,469	e	Murphy Oil Corp	695,644
5,849	e*	Newfield Exploration Co	309,120
7,693		Noble Energy, Inc	560,050
1,390	e*	SandRidge Energy, Inc	54,419
5,465	e	Sunoco, Inc	286,749

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,165	e	Tesoro Corp	$184,950
1,178	e	Western Refining, Inc	15,868
		TOTAL PETROLEUM AND COAL PRODUCTS	3,756,534

PIPELINES, EXCEPT NATURAL GAS - 0.37%
28,456	e	Spectra Energy Corp	647,374
		TOTAL PIPELINES, EXCEPT NATURAL GAS	647,374

PRIMARY METAL INDUSTRIES - 1.56%
5,011	e	AK Steel Holding Corp	272,699
4,597	e	Allegheny Technologies, Inc	328,042
2,282		Carpenter Technology Corp	127,724
2,975	e*	CommScope, Inc	103,619
2,404	e*	General Cable Corp	142,004
2,600		Hubbell, Inc (Class B)	113,594
6,195		Precision Castparts Corp	632,386
8,570	e	Steel Dynamics, Inc	283,153
3,091	e	Titanium Metals Corp	46,520
5,329	e	United States Steel Corp	676,090
		TOTAL PRIMARY METAL INDUSTRIES	2,725,831

PRINTING AND PUBLISHING - 0.88%
2,550	e	Dun & Bradstreet Corp	207,519
4,129	e	EW Scripps Co (Class A)	173,459
10,568	e	Gannett Co, Inc	307,000
2,308	e	Harte-Hanks, Inc	31,550
2,353	e	John Wiley & Sons, Inc (Class A)	93,414
2,116	e	McClatchy Co (Class A)	22,641
2,100	e	Meredith Corp	80,325
600	e*	MSCI, Inc	17,850
6,244	e	New York Times Co (Class A)	117,887
3,596	e*	R.H. Donnelley Corp	18,196
9,859	e	R.R. Donnelley & Sons Co	298,826
275	e	Washington Post Co (Class B)	181,913
		TOTAL PRINTING AND PUBLISHING	1,550,580

RAILROAD TRANSPORTATION - 0.66%
18,207		CSX Corp	1,020,866
3,440	e*	Kansas City Southern Industries, Inc	137,978
		TOTAL RAILROAD TRANSPORTATION	1,158,844

REAL ESTATE - 0.35%
7,780	e*	CB Richard Ellis Group, Inc (Class A)	168,359
3,372	e	Forest City Enterprises, Inc (Class A)	124,090
1,538	e*	Forestar Real Estate Group, Inc	38,312
1,436	e	Jones Lang LaSalle, Inc	111,060
4,133	e	St. Joe Co	177,430
		TOTAL REAL ESTATE	619,251

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.42%
10,803	e*	Goodyear Tire & Rubber Co	278,717
12,564	e	Newell Rubbermaid, Inc	287,339
7,050	e	Sealed Air Corp	178,013
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	744,069

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
SECURITY AND COMMODITY BROKERS - 2.91%
10,588	e	Ameriprise Financial, Inc	$548,988
2,854	e	BlackRock, Inc	582,730
6,075		Broadridge Financial Solutions, Inc	106,920
5,682	e*	Corrections Corp of America	156,369
20,377	e*	E*Trade Financial Corp	78,655
4,808	e	Eaton Vance Corp	146,692
3,882	e	Federated Investors, Inc (Class B)	152,019
3,167	*	IntercontinentalExchange, Inc	413,294
18,900		Invesco Ltd	460,404
1,968	*	Investment Technology Group, Inc	90,882
7,655	e	Janus Capital Group, Inc	178,132
5,472	e	Jefferies Group, Inc	88,263
2,267	e	Lazard Ltd (Class A)	86,599
5,932	e	Legg Mason, Inc	332,073
4,250	e*	MF Global Ltd	42,118
6,270	*	Nasdaq Stock Market, Inc	242,398
4,148	e	Nymex Holdings, Inc	375,933
4,105	e	Raymond James Financial, Inc	94,333
5,986		SEI Investments Co	147,794
11,965	e	T Rowe Price Group, Inc	598,250
11,292	e*	TD Ameritrade Holding Corp	186,431
		TOTAL SECURITY AND COMMODITY BROKERS	5,109,277

SPECIAL TRADE CONTRACTORS - 0.09%
7,175	e*	Quanta Services, Inc	166,245
		TOTAL SPECIAL TRADE CONTRACTORS	166,245

STONE, CLAY, AND GLASS PRODUCTS - 0.46%
2,049	e	Eagle Materials, Inc	72,842
6,762	e	Gentex Corp	115,968
5,290	e*	Owens Corning, Inc	95,908
6,964	*	Owens-Illinois, Inc	392,979
3,493	e*	USG Corp	128,612
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	806,309

TOBACCO PRODUCTS - 0.41%
4,867	e	Loews Corp (Carolina Group)	353,101
6,748	e	UST, Inc	367,901
		TOTAL TOBACCO PRODUCTS	721,002

TRANSPORTATION BY AIR - 0.56%
11,082	e*	AMR Corp	99,960
4,238	e*	Continental Airlines, Inc (Class B)	81,497
817	e	Copa Holdings S.A. (Class A)	31,136
12,313	e*	Delta Air Lines, Inc	105,892
11,489	*	Northwest Airlines Corp	103,286
32,879	e	Southwest Airlines Co	407,700
5,289	e	UAL Corp	113,872
4,189	e*	US Airways Group, Inc	37,324
		TOTAL TRANSPORTATION BY AIR	980,667

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
TRANSPORTATION EQUIPMENT - 1.53%
3,325	e	Autoliv, Inc	$166,915
4,025	*	BE Aerospace, Inc	140,674
3,787	e*	Brunswick Corp	60,478
95,787	e*	Ford Motor Co	547,902
7,478	e	Genuine Parts Co	300,765
5,633	e	Goodrich Corp	323,954
10,891	e	Harley-Davidson, Inc	408,413
3,668		Harsco Corp	203,134
3,432	e	Oshkosh Truck Corp	124,513
6,003	e*	Pactiv Corp	157,339
3,080	e*	Spirit Aerosystems Holdings, Inc (Class A)	68,314
1,555	e	Thor Industries, Inc	46,292
3,378	e	Trinity Industries, Inc	90,024
1,794	*	TRW Automotive Holdings Corp	41,926
		TOTAL TRANSPORTATION EQUIPMENT	2,680,643

TRANSPORTATION SERVICES - 0.59%
7,544		CH Robinson Worldwide, Inc	410,394
9,589	e	Expeditors International Washington, Inc	433,231
2,295	e	GATX Corp	89,666
4,806	e	UTI Worldwide, Inc	96,504
		TOTAL TRANSPORTATION SERVICES	1,029,795

TRUCKING AND WAREHOUSING - 0.22.%
1,911	e	Con-way, Inc	94,556
3,946	e	J.B. Hunt Transport Services, Inc	124,023
2,382	e	Landstar System, Inc	124,245
2,669	e*	YRC Worldwide, Inc	35,017
		TOTAL TRUCKING AND WAREHOUSING	377,841

WATER TRANSPORTATION - 0.40%
1,948	e	Alexander & Baldwin, Inc	83,920
2,250	e	Frontline Ltd	103,545
2,325	e*	Kirby Corp	132,525
1,488	e	Overseas Shipholding Group, Inc	104,220
6,044	e	Royal Caribbean Cruises Ltd	198,848
1,687		Teekay Corp	71,647
		TOTAL WATER TRANSPORTATION	694,705

WHOLESALE TRADE-DURABLE GOODS - 0.87%
5,477	e*	Arrow Electronics, Inc	184,301
5,242		BorgWarner, Inc	225,563
6,076	e*	Ingram Micro, Inc (Class A)	96,183
1,933	e	Martin Marietta Materials, Inc	205,227
6,049	e*	Patterson Cos, Inc	219,579
2,283	e	Pool Corp	43,126
2,960		Reliance Steel & Aluminum Co	177,186
2,302	e*	Tech Data Corp	75,506
3,091	e	W.W. Grainger, Inc	236,121
1,930	e*	WESCO International, Inc	70,426
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,533,218

WHOLESALE TRADE-NONDURABLE GOODS - 0.62%
3,431	e	Airgas, Inc	156,008

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,562	e*	Bare Escentuals, Inc	$36,582
3,521	e	Brown-Forman Corp (Class B)	233,161
5,675	e	Dean Foods Co	114,011
5,834	*	Endo Pharmaceuticals Holdings, Inc	139,666
4,010	e*	Henry Schein, Inc	230,174
2,041	e	Herbalife Ltd	96,948
7,642	e	Idearc, Inc	27,817
1,524	e*	Tractor Supply Co	60,211
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,094,578

		TOTAL COMMON STOCKS	173,019,092
		(Cost $168,159,333)

PRINCIPAL		ISSUER
SHORT TERM INVESTMENTS - 21.26%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.99%
$ 1,740,000		Federal Home Loan Bank (FHLB), 04/01/08	1,740,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 20.27%
35,536,370		State Street Navigator Securities Lending Prime Portfolio	35,536,370

		TOTAL SHORT TERM INVESTMENTS
		(Cost $37,276,370)	37,276,370

		TOTAL PORTFOLIO - 119.93%
		(Cost $205,435,703)	210,295,462
		OTHER ASSETS & LIABILITIES, NET - (19.93)%	(34,947,676)

		NET ASSETS - 100.00%	175,347,786

	*	Non-income producing
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts in the amount of $119,898.
	e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.53%

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.02%
160	e	Cal-Maine Foods, Inc	$5,341
11	e	Seaboard Corp	17,215
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	22,556

AGRICULTURAL SERVICES - 0.04%
2,582	e*	Cadiz, Inc	39,711
580	*	Titan Machinery, Inc	10,846
		TOTAL AGRICULTURAL SERVICES	50,557

AMUSEMENT AND RECREATION SERVICES - 1.10%
10,938	e*	Bally Technologies, Inc	375,611
3,259	e	Dover Downs Gaming & Entertainment, Inc	27,734
2,208	e*	Lakes Entertainment, Inc	9,759
6,780	e*	Life Time Fitness, Inc	211,604
882	e*	Live Nation, Inc	10,699
6,738	e*	Marvel Entertainment, Inc	180,511
3,911	e*	MTR Gaming Group, Inc	27,377
6,558	e*	Pinnacle Entertainment, Inc	83,942
3,453	e*	Town Sports International Holdings, Inc	22,134
13,191	e	Westwood One, Inc	27,701
8,366	e*	WMS Industries, Inc	300,925
4,660	e	World Wrestling Entertainment, Inc	86,723
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,364,720

APPAREL AND ACCESSORY STORES - 1.97%
13,753	e*	Aeropostale, Inc	372,844
4,976	e	Bebe Stores, Inc	53,492
3,995	e	Brown Shoe Co, Inc	60,205
2,869	e	Buckle, Inc	128,330
1,830	*	Cache, Inc	20,661
11,832	e*	Carter's, Inc	191,087
7,469	e*	Casual Male Retail Group, Inc	31,370
1,573	e	Cato Corp (Class A)	23,501
5,135	*	Charlotte Russe Holding, Inc	89,041
4,599	e*	Children's Place Retail Stores, Inc	112,951
7,343	e	Christopher & Banks Corp	73,357
2,758	e*	Citi Trends, Inc	50,885
6,000	e*	Collective Brands, Inc	72,720
7,460	e*	Dress Barn, Inc	96,532
3,304	e*	DSW, Inc (Class A)	42,787
4,450	e*	HOT Topic, Inc	19,180
8,011	e*	J Crew Group, Inc	353,846
385	e*	Jo-Ann Stores, Inc	5,671
3,795	e*	JOS A Bank Clothiers, Inc	77,798
4,768	*	New York & Co, Inc	27,368

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
11,586	*	Pacific Sunwear Of California, Inc	$146,099
730	e*	Shoe Carnival, Inc	9,877
5,007	e*	Tween Brands, Inc	123,873
5,133	e*	Under Armour, Inc (Class A)	187,868
17,757	e*	Wet Seal, Inc (Class A)	60,196
		TOTAL APPAREL AND ACCESSORY STORES	2,431,539

APPAREL AND OTHER TEXTILE PRODUCTS - 0.56%
590	e	Columbia Sportswear Co	25,978
2,451	e*	G-III Apparel Group Ltd	32,892
5,804	*	Gymboree Corp	231,464
1,380	e*	Lululemon Athletica, Inc	39,233
3,013	e*	Maidenform Brands, Inc	49,022
7,712	*	Quiksilver, Inc	75,655
2,832	e*	True Religion Apparel, Inc	52,534
4,820	*	Warnaco Group, Inc	190,101
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	696,879

AUTO REPAIR, SERVICES AND PARKING - 0.29%
2,896	e*	Midas, Inc	49,782
3,282		Monro Muffler, Inc	55,466
1,290	e*	Standard Parking Corp	27,038
7,418	*	Wright Express Corp	227,955
		TOTAL AUTO REPAIR, SERVICES AND PARKING	360,241

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.00%**
495	e*	CSK Auto Corp	4,608
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	4,608

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.00%**
243	e*	Builders FirstSource, Inc	1,764
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,764

BUSINESS SERVICES - 13.92%
3,535	e*	3D Systems Corp	51,929
5,726		Aaron Rents, Inc	123,338
720	e	ABM Industries, Inc	16,157
6,353	e*	Acacia Research (Acacia Technologies)	36,530
7,540	e*	ACI Worldwide, Inc	150,197
12,952	*	Actuate Corp	53,103
4,442	e	Administaff, Inc	104,876
3,518	e*	Advent Software, Inc	149,937
6,141	e*	American Reprographics Co	91,132
7,091	*	AMN Healthcare Services, Inc	109,343
3,520	*	Ansoft Corp	107,430
15,847	*	Ansys, Inc	547,038
5,713	e	Arbitron, Inc	246,573
990	*	ArcSight, Inc	6,841
26,387	e*	Art Technology Group, Inc	102,382
920	e*	athenahealth, Inc	21,776
2,306	e*	Bankrate, Inc	115,046
1,197	e	Barrett Business Services	20,505
7,496	e	Blackbaud, Inc	182,003
5,786	*	Blackboard, Inc	192,847

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
750	e*	BladeLogic, Inc	$21,038
6,626	e*	Blue Coat Systems, Inc	146,037
12,555	e*	BPZ Energy, Inc	272,820
558	e*	CACI International, Inc (Class A)	25,417
2,187	e*	Capella Education Co	119,410
1,100	*	Cardtronics, Inc	7,667
896	e*	Cavium Networks, Inc	14,694
2,947	e*	CBIZ, Inc	23,930
6,516	*	Chordiant Software, Inc	39,291
1,618	e*	Clayton Holdings, Inc	7,508
30,640	e*	CNET Networks, Inc	217,544
9,521	e*	Cogent Communications Group, Inc	174,330
9,009	e*	Cogent, Inc	84,955
7,093		Cognex Corp	154,840
7,240	e*	Commvault Systems, Inc	89,776
900	e*	Compellent Technologies, Inc	11,250
1,316		Computer Programs & Systems, Inc	27,504
3,396	*	COMSYS IT Partners, Inc	28,730
8,671	e*	Concur Technologies, Inc	269,235
990	e*	Constant Contact, Inc	14,335
3,886	e*	CoStar Group, Inc	167,098
3,396	*	CSG Systems International, Inc	38,613
12,984	*	Cybersource Corp	189,696
660	e*	Data Domain, Inc	15,708
7,251	e*	DealerTrack Holdings, Inc	146,615
1,230	e*	Deltek, Inc	15,965
1,960	e*	Dice Holdings, Inc	17,464
8,374	e*	Digital River, Inc	259,343
4,745	e*	DivX, Inc	33,215
1,654	e*	Double-Take Software, Inc	19,319
616	*	DynCorp International, Inc (Class A)	10,275
6,285	e*	Echelon Corp	84,848
9,257	e*	Eclipsys Corp	181,530
11,773	e*	Epicor Software Corp	131,858
6,386	e*	EPIQ Systems, Inc	99,111
7,369	e*	Equinix, Inc	489,965
6,105	e*	Evergreen Energy, Inc	9,402
3,747	e*	ExlService Holdings, Inc	86,031
6,264	e*	FalconStor Software, Inc	47,669
1,127	e*	First Advantage Corp (Class A)	23,881
2,976	e*	Forrester Research, Inc	79,102
13,307	e*	Gartner, Inc	257,357
2,398	e	Gevity HR, Inc	20,767
8,230	e*	Global Cash Access, Inc	48,228
3,453	e*	Global Sources Ltd	51,277
630	*	Guidance Software, Inc	5,639
3,474	e*	H&E Equipment Services, Inc	43,668
8,430	e	Healthcare Services Group	173,995
3,213	e	Heartland Payment Systems, Inc	73,931
3,472	e	Heidrick & Struggles International, Inc	112,944
4,512	*	HMS Holdings Corp	128,818
2,500	e*	HSW International, Inc	12,600
5,662	e*	Hudson Highland Group, Inc	47,957
6,079	e*	Hypercom Corp	26,383

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,062	e*	ICT Group, Inc	$10,716
4,613	*	iGate Corp	32,845
6,880	*	IHS, Inc (Class A)	442,453
2,308	e	Imergent, Inc	26,288
17,732	e*	Informatica Corp	302,508
3,298	e	Infospace, Inc	38,158
1,954	e	infoUSA, Inc	11,939
4,554	e*	Innerworkings, Inc	63,893
2,419	e*	Innovative Solutions & Support, Inc	25,569
1,539	e	Integral Systems, Inc	44,985
2,660		Interactive Data Corp	75,730
2,529	e*	Interactive Intelligence, Inc	29,766
9,520	e*	Internap Network Services Corp	47,219
860	e*	Internet Brands, Inc	6,338
7,294	*	Interwoven, Inc	77,900
6,305	e*	inVentiv Health, Inc	181,647
5,649	e*	Ipass, Inc	17,060
16,157		Jack Henry & Associates, Inc	398,593
1,531	e*	JDA Software Group, Inc	27,941
1,090	*	K12, Inc	21,353
954		Kelly Services, Inc (Class A)	19,614
4,755	e*	Kenexa Corp	87,872
5,352	*	Kforce, Inc	47,312
5,795	e*	Knot, Inc	68,091
7,895	*	Korn/Ferry International	133,426
2,360	*	Limelight Networks, Inc	7,646
9,851	e*	Lionbridge Technologies	33,001
1,985	e*	Liquidity Services, Inc	15,880
8,761	e*	LivePerson, Inc	27,159
3,885	*	LoJack Corp	49,106
8,406	*	Magma Design Automation, Inc	80,445
4,296	e*	Manhattan Associates, Inc	98,507
724	e*	Mantech International Corp (Class A)	32,841
4,253	e	Marchex, Inc (Class B)	42,445
11,181	e*	Mentor Graphics Corp	98,728
1,673	*	MicroStrategy, Inc (Class A)	123,785
6,156	e*	Midway Games, Inc	16,621
1,420	e*	Monotype Imaging Holdings, Inc	21,456
21,660	e*	Move, Inc	66,713
1,763	*	MPS Group, Inc	20,839
2,236	e*	Ness Technologies, Inc	21,220
8,579	e*	NetFlix, Inc	297,262
1,010	*	NetSuite, Inc	21,755
5,990	e*	Network Equipment Technologies, Inc	39,354
8,090	e	NIC, Inc	57,520
30,701	*	Nuance Communications, Inc	534,504
8,974	*	Omniture, Inc	208,287
1,290	*	On Assignment, Inc	8,192
5,845	e*	Online Resources Corp	56,229
12,646	e*	OpenTV Corp (Class A)	14,922
970	*	Orion Energy Systems	9,254
7,025	e*	Packeteer, Inc	35,757
10,639	e*	Parametric Technology Corp	170,011
2,549	e*	PDF Solutions, Inc	14,045

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
390	e	Pegasystems, Inc	$3,756
2,514	*	PeopleSupport, Inc	22,928
6,234	e*	Perficient, Inc	49,498
8,330	*	Phase Forward, Inc	142,276
3,105	e	Portfolio Recovery Associates, Inc	133,173
1,322	*	Premiere Global Services, Inc	18,957
8,274	*	Progress Software Corp	247,558
1,020	*	PROS Holdings, Inc	12,801
837	e*	Protection One, Inc	8,027
1,713	e	QAD, Inc	14,406
3,470	e	Quality Systems, Inc	103,649
12,153	e*	Quest Software, Inc	158,840
5,237	e*	Radiant Systems, Inc	73,161
1,083	e*	Radisys Corp	10,927
6,650	e*	Raser Technologies, Inc	57,124
1,770	e	Renaissance Learning, Inc	24,762
3,521	e*	RightNow Technologies, Inc	41,900
2,260	*	Riskmetrics Group, Inc	43,731
8,604	e	Rollins, Inc	152,205
2,200	e*	RSC Holdings, Inc	23,980
16,677	e*	Sapient Corp	116,072
483	e*	Secure Computing Corp	3,115
5,857	e*	Smith Micro Software, Inc	35,845
5,696	e*	Sohu.com, Inc	257,060
3,176	e*	SonicWALL, Inc	25,948
54,173	e*	Sonus Networks, Inc	186,355
13,563	e	Sotheby's	392,106
1,069	e*	Sourcefire, Inc	6,371
5,499	e*	Spherion Corp	33,654
3,721	*	SPSS, Inc	144,300
4,808	e*	SRA International, Inc (Class A)	116,882
4,250	e*	Stratasys, Inc	75,650
1,480	e*	SuccessFactors, Inc	14,445
1,997	*	Sybase, Inc	52,521
6,709	*	SYKES Enterprises, Inc	118,011
3,863	e*	Synchronoss Technologies, Inc	77,376
2,603	e	Syntel, Inc	69,370
13,802	*	Take-Two Interactive Software, Inc	352,227
245	e	TAL International Group, Inc	5,775
3,418	e*	Taleo Corp (Class A)	66,309
1,108	*	TechTarget, Inc	15,700
8,465	e*	TeleTech Holdings, Inc	190,124
1,050	e	Textainer Group Holdings Ltd	15,834
4,538	e	TheStreet.com, Inc	36,667
13,560	e*	THQ, Inc	295,608
920	e*	Tiens Biotech Group USA, Inc	1,950
5,653	e*	TradeStation Group, Inc	48,164
1,554	e*	Travelzoo, Inc	17,156
8,802	e*	Trizetto Group, Inc	146,905
9,028	e*	TrueBlue, Inc	121,336
4,996	e*	Ultimate Software Group, Inc	150,180
2,077	e*	Unica Corp	14,124
3,978		United Online, Inc	42,008
20,524	e*	Valueclick, Inc	354,039

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,542	e*	Vasco Data Security International	$75,815
1,425	e*	Veraz Networks, Inc	3,506
2,911	e*	Vignette Corp	38,454
570	*	Virtusa Corp	5,563
2,746	e*	Vocus, Inc	72,494
9,111	*	Websense, Inc	170,831
15,181	e*	Wind River Systems, Inc	117,501
		TOTAL BUSINESS SERVICES	17,219,276

CHEMICALS AND ALLIED PRODUCTS - 8.78%
6,515	e*	Acadia Pharmaceuticals, Inc	59,026
5,752	e*	Acorda Therapeutics, Inc	103,248
1,910	*	Albany Molecular Research, Inc	23,187
7,461	*	Alexion Pharmaceuticals, Inc	442,437
4,000	e*	Alexza Pharmaceuticals, Inc	27,520
20,375	e*	Alkermes, Inc	242,055
8,796	e*	Allos Therapeutics, Inc	53,480
7,088	e*	Alnylam Pharmaceuticals, Inc	172,947
3,393	e*	AMAG Pharmaceuticals, Inc	137,179
11,045	*	American Oriental Bioengineering, Inc	89,465
3,623	e	American Vanguard Corp	60,287
649	e*	Amicus Therapeutics, Inc	6,944
1,540	*	Animal Health International, Inc	16,848
7,625	e*	Arqule, Inc	32,635
9,250	e*	Array Biopharma, Inc	64,843
6,960	e*	Arrowhead Research Corp	19,697
6,337	e*	Auxilium Pharmaceuticals, Inc	169,451
3,519	e*	Aventine Renewable Energy Holdings, Inc	18,299
3,504	e	Balchem Corp	80,312
1,979	e*	Bentley Pharmaceuticals, Inc	32,159
1,094	e*	Biodel, Inc	11,870
2,480	e*	BioForm Medical, Inc	11,408
19,556	e*	BioMarin Pharmaceuticals, Inc	691,696
2,182	e*	BioMimetic Therapeutics, Inc	17,456
8,528	e*	Bionovo, Inc	10,831
4,315	e*	Cadence Pharmaceuticals, Inc	25,674
2,259	e*	Caraco Pharmaceutical Laboratories Ltd	40,549
15,849	e*	Cell Genesys, Inc	37,245
1,119		CF Industries Holdings, Inc	115,951
3,146	*	Chattem, Inc	208,706
11,216	e*	Cubist Pharmaceuticals, Inc	206,599
7,202	e*	Cypress Bioscience, Inc	51,566
6,464	e*	Cytokinetics, Inc	21,460
18,677	e*	CytRx Corp	21,479
17,159	e*	Dendreon Corp	82,706
19,617	e*	Discovery Laboratories, Inc	46,100
15,020	e*	Durect Corp	78,855
14,210	e*	Encysive Pharmaceuticals, Inc	33,394
7,680	e*	Enzon Pharmaceuticals, Inc	70,733
13,790	e*	GenVec, Inc	24,270
14,437	e*	Geron Corp	70,453
3,482	e*	GTx, Inc	55,991
13,357	e*	Halozyme Therapeutics, Inc	84,951
11,171		Hercules, Inc	204,318

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
27,209	e*	Human Genome Sciences, Inc	$160,261
4,978	e*	Idenix Pharmaceuticals, Inc	24,990
14,197	*	Immucor, Inc	302,964
11,308	e*	Indevus Pharmaceuticals, Inc	53,939
1,970	e	Innophos Holdings, Inc	31,697
1,464	e	Inter Parfums, Inc	32,325
5,014	e*	InterMune, Inc	73,104
6,054	e*	Inverness Medical Innovations, Inc	182,225
9,717	e*	Javelin Pharmaceuticals, Inc	27,305
1,010	e*	Jazz Pharmaceuticals, Inc	9,110
3,134		Kaiser Aluminum Corp	217,186
8,483	e*	Keryx Biopharmaceuticals, Inc	5,090
2,021	e	Koppers Holdings, Inc	89,551
517	e	Kronos Worldwide, Inc	12,486
7,161	e*	KV Pharmaceutical Co (Class A)	178,739
4,585	e*	Landec Corp	38,652
17,642	e	Ligand Pharmaceuticals, Inc (Class B)	70,568
3,340	e	Mannatech, Inc	23,814
1,040	e*	MAP Pharmaceuticals, Inc	14,529
25,527	e*	Medarex, Inc	225,914
10,476	e*	Medicines Co	211,615
11,238	e	Medicis Pharmaceutical Corp (Class A)	221,276
4,480	e*	Medivation, Inc	63,750
8,215		Meridian Bioscience, Inc	274,627
10,899	e*	Minrad International, Inc	25,613
1,330	e*	Molecular Insight Pharmaceuticals, Inc	8,991
2,240	e*	Momenta Pharmaceuticals, Inc	24,483
5,401	e*	Nabi Biopharmaceuticals	21,712
1,220	e*	Nanosphere, Inc	10,565
7,510	e*	Nastech Pharmaceutical Co, Inc	17,649
3,914	e*	Neurocrine Biosciences, Inc	21,136
626	e	NewMarket Corp	47,232
1,101	e*	Novacea, Inc	2,973
5,060	e*	Noven Pharmaceuticals, Inc	45,439
1,100	*	Obagi Medical Products, Inc	9,548
2,882	e*	Omrix Biopharmaceuticals, Inc	40,348
11,081	e*	Onyx Pharmaceuticals, Inc	321,681
9,690	e*	OraSure Technologies, Inc	70,834
1,797	e*	Orexigen Therapeutics, Inc	18,509
11,812	e*	OSI Pharmaceuticals, Inc	441,651
2,984	e*	Osiris Therapeutics, Inc	37,539
4,393	e*	Pacific Ethanol, Inc	19,329
7,005	e*	Pain Therapeutics, Inc	59,192
6,271	e*	Par Pharmaceutical Cos, Inc	109,053
11,460	*	Parexel International Corp	299,106
4,298	e*	Penwest Pharmaceuticals Co	11,175
8,328	e	Perrigo Co	314,215
4,468	e*	PetMed Express, Inc	49,550
1,440	e*	PharMerica Corp	23,861
4,804	e*	Poniard Pharmaceuticals, Inc	16,093
5,170	e*	Pozen, Inc	53,561
4,969	e*	Progenics Pharmaceuticals, Inc	32,448
360	e*	Protalix BioTherapeutics, Inc	947
5,892	e*	Quidel Corp	94,626

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
8,169	e*	Salix Pharmaceuticals Ltd	$51,301
10,392	e*	Santarus, Inc	26,707
6,040	e*	Sciele Pharma, Inc	117,780
2,206	e*	Somaxon Pharmaceuticals, Inc	10,479
610	*	Sucampo Pharmaceuticals, Inc	4,880
10,520	e*	SuperGen, Inc	26,405
3,076	e*	SurModics, Inc	128,823
1,267	e*	Synta Pharmaceuticals Corp	10,250
6,641	e*	Tercica, Inc	38,053
1,830	e*	Trubion Pharmaceuticals, Inc	17,275
6,024		UAP Holding Corp	230,960
1,400	e*	Ulta Salon Cosmetics & Fragrance, Inc	19,656
4,564	d*	United Therapeutics Corp	395,699
1,920	e*	US BioEnergy Corp	11,328
1,785	e*	USANA Health Sciences, Inc	39,324
18,187	e*	Valeant Pharmaceuticals International	233,339
6,320	e*	Vanda Pharmaceuticals, Inc	24,458
6,739	e*	Verasun Energy Corp	49,532
12,672	e*	Viropharma, Inc	113,288
5,437	e*	WR Grace & Co	124,072
4,362	*	Xenoport, Inc	176,530
23,947	e*	XOMA Ltd	62,023
8,067	e*	Zymogenetics, Inc	79,057
		TOTAL CHEMICALS AND ALLIED PRODUCTS	10,862,275

COAL MINING - 0.54%
13,418	e*	Alpha Natural Resources, Inc	582,878
13,888	e*	International Coal Group, Inc	88,189
		TOTAL COAL MINING	671,067

COMMUNICATIONS - 1.96%
5,282	e*	Anixter International, Inc	338,259
1,042	e*	Aruba Networks, Inc	5,429
9,328	e*	Brightpoint, Inc	77,982
4,283	e*	Cbeyond Communications, Inc	80,478
4,511	e*	Centennial Communications Corp	26,660
15,748	e	Citadel Broadcasting Corp	26,142
2,684	e	Consolidated Communications Holdings, Inc	40,609
2,165	e*	Crown Media Holdings, Inc (Class A)	11,193
2,755	e*	Cumulus Media, Inc (Class A)	17,577
6,175	e*	Entravision Communications Corp (Class A)	41,126
639	e	Fairpoint Communications, Inc	5,764
25,677	e*	Foundry Networks, Inc	297,340
1,262	e*	General Communication, Inc (Class A)	7,749
2,507	*	GeoEye, Inc	65,157
3,191	e*	Global Crossing Ltd	48,376
3,675	e*	Globalstar, Inc	26,791
5,372	e*	Harris Stratex Networks, Inc (Class A)	53,881
1,294	e*	Hughes Communications, Inc	65,580
330	e*	Hungarian Telephone & Cable	5,725
6,797	e	Ibasis, Inc	27,868
8,446	e*	ICO Global Communications Holdings Ltd	26,098
2,455		iPCS, Inc	57,324
10,004	*	j2 Global Communications, Inc	223,289

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,544	e*	Knology, Inc	$32,945
3,219	e*	Lodgenet Entertainment Corp	19,604
7,289	*	Mastec, Inc	59,843
550	e*	Neutral Tandem, Inc	9,906
497	e*	Nexstar Broadcasting Group, Inc (Class A)	2,932
6,698	e*	Novatel Wireless, Inc	64,837
5,665	e	NTELOS Holdings Corp	137,093
5,647	e*	Orbcomm, Inc	28,009
6,260	e*	PAETEC Holding Corp	41,692
1,140	e*	Rural Cellular Corp (Class A)	50,422
3,994	e*	SAVVIS, Inc	64,982
600	e	Shenandoah Telecom Co	8,904
4,536	e	Sinclair Broadcast Group, Inc (Class A)	40,416
5,754	e*	Spanish Broadcasting System, Inc (Class A)	10,185
2,380	e*	Switch & Data Facilities Co, Inc	24,300
10,735	e*	Terremark Worldwide, Inc	58,828
19,750	e*	TiVo, Inc	173,010
2,270	e*	Virgin Mobile USA, Inc	4,608
7,537	e*	Vonage Holdings Corp	13,943
		TOTAL COMMUNICATIONS	2,422,856

DEPOSITORY INSTITUTIONS - 1.36%
720		Abington Bancorp, Inc	7,430
1,892	e	Bank of the Ozarks, Inc	45,219
610	e*	Beneficial Mutual Bancorp, Inc	6,033
442	e	Cascade Bancorp	4,226
1,364	e	Cass Information Systems, Inc	43,048
338	e	City Bank	7,527
2,037	e	CoBiz, Inc	26,522
3,352	e*	Dollar Financial Corp	77,096
1,532	e	Enterprise Financial Services Corp	38,300
9,283	e*	Euronet Worldwide, Inc	178,791
597	e	First Busey Corp	12,609
340	e	First Financial Bankshares, Inc	13,933
1,716	e	First South Bancorp, Inc	38,610
495	e	Frontier Financial Corp	8,752
360		Harleysville National Corp	5,191
1,027	e	K-Fed Bancorp	11,718
8,467	*	Net 1 UEPS Technologies, Inc	190,931
11,009	e	NewAlliance Bancshares, Inc	134,970
1,070	*	Oritani Financial Corp	16,232
2,544	e*	Pinnacle Financial Partners, Inc	65,126
267		Preferred Bank	4,456
2,411	e	PrivateBancorp, Inc	75,874
1,389	e	QC Holdings, Inc	12,570
1,567	e	Sierra Bancorp	33,863
5,702	e*	Signature Bank	145,401
280	e	Southside Bancshares, Inc	6,740
1,639	e	Suffolk Bancorp	51,923
4,763	e*	Superior Bancorp	23,672
1,343	e*	SVB Financial Group	58,609
517	e*	Texas Capital Bancshares, Inc	8,727
15,220	e	Trustco Bank Corp NY	135,306
480	e	United Bankshares, Inc	12,792

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,563	e	United Security Bancshares	$26,258
2,892	e*	Virginia Commerce Bancorp	33,200
252	e*	Wauwatosa Holdings, Inc	2,999
1,597	e	Westamerica Bancorporation	84,002
1,848	e*	Western Alliance Bancorp	23,765
470	e	Wilshire Bancorp, Inc	3,591
		TOTAL DEPOSITORY INSTITUTIONS	1,676,012

EATING AND DRINKING PLACES - 2.02%
3,245	e*	AFC Enterprises	29,173
2,620	e*	Benihana, Inc (Class A)	29,527
3,558	e*	BJ's Restaurants, Inc	51,271
3,210	e*	Buffalo Wild Wings, Inc	78,645
5,232	e*	California Pizza Kitchen, Inc	68,592
1,999	e*	Carrols Restaurant Group, Inc	17,851
2,730	e	CBRL Group, Inc	97,651
2,210	e*	CEC Entertainment, Inc	63,825
6,696	e*	Chipotle Mexican Grill, Inc (Class B)	650,115
11,592	e	CKE Restaurants, Inc	130,062
18,685	e*	Denny's Corp	55,681
1,507	e	IHOP Corp	72,185
6,638	*	Jack in the Box, Inc	178,363
13,137	e*	Krispy Kreme Doughnuts, Inc	40,068
2,819	e*	McCormick & Schmick's Seafood Restaurants, Inc	32,841
1,033	e*	Morton's Restaurant Group, Inc	8,192
2,723	e*	Papa John's International, Inc	65,924
4,901	e*	PF Chang's China Bistro, Inc	139,384
3,387	e*	Red Robin Gourmet Burgers, Inc	127,250
8,508	e	Ruby Tuesday, Inc	63,810
4,211	e*	Ruth's Chris Steak House, Inc	29,098
12,309	e*	Sonic Corp	271,290
10,771	e*	Texas Roadhouse, Inc (Class A)	105,556
12,725	e	Triarc Cos (Class B)	87,930
		TOTAL EATING AND DRINKING PLACES	2,494,284

EDUCATIONAL SERVICES - 0.96%
890	*	American Public Education, Inc	27,029
17,559	e*	Corinthian Colleges, Inc	126,952
12,247	e	DeVry, Inc	512,414
595	e*	Lincoln Educational Services Corp	7,140
2,976	e	Strayer Education, Inc	453,840
4,795	e*	Universal Technical Institute, Inc	56,245
		TOTAL EDUCATIONAL SERVICES	1,183,620

ELECTRIC, GAS, AND SANITARY SERVICES - 1.43%
3,098	e	American Ecology Corp	78,472
1,946	e*	Clean Energy Fuels Corp	25,998
3,361	e*	Clean Harbors, Inc	218,465
2,797	e	Consolidated Water Co, Inc	61,618
7,463	e	Crosstex Energy, Inc	253,369
3,280	e	EnergySolutions, Inc	75,243
434	e	EnergySouth, Inc	22,650
596	e*	EnerNOC, Inc	6,794
9,926		ITC Holdings Corp	516,748

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,785	e	Ormat Technologies, Inc	$119,783
2,603	e*	Pike Electric Corp	36,260
200	e	SJW Corp	5,718
10,104	*	Waste Connections, Inc	310,597
1,019		Waste Industries USA, Inc	36,837
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,768,552

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.29%
4,126	e*	Acme Packet, Inc	32,967
5,915	e	Acuity Brands, Inc	254,049
5,788		Adtran, Inc	107,078
7,422	*	Advanced Analogic Technologies, Inc	41,712
7,357	e*	Advanced Energy Industries, Inc	97,554
850	e*	Airvana, Inc	4,445
8,230	e*	American Superconductor Corp	190,854
21,192	e*	Amkor Technology, Inc	226,754
11,942	e*	Anadigics, Inc	78,340
5,033	e*	Applied Micro Circuits Corp	36,137
25,618	e*	Arris Group, Inc	149,097
12,011	e*	Atheros Communications, Inc	250,309
6,044	e*	ATMI, Inc	168,205
37,897	e*	Avanex Corp	26,907
2,353	e*	AZZ, Inc	83,720
9,272		Baldor Electric Co	259,616
2,872	*	Benchmark Electronics, Inc	51,552
2,844	e*	BigBand Networks, Inc	16,296
3,902	e*	Ceradyne, Inc	124,708
4,684	e*	Comtech Telecommunications Corp	182,676
27,151	e*	Conexant Systems, Inc	15,745
1,435	*	CPI International, Inc	14,235
1,940	e	Cubic Corp	55,154
6,038	e*	Diodes, Inc	132,594
2,005	e*	Ditech Networks, Inc	5,895
279	e*	DSP Group, Inc	3,554
3,755	e*	DTS, Inc	90,120
1,516	e*	EMS Technologies, Inc	41,144
8,019	e*	Energy Conversion Devices, Inc	239,768
20,320	e*	Evergreen Solar, Inc	188,366
4,212	e*	Exar Corp	34,665
54,950	e*	Finisar Corp	70,336
3,913	e	Franklin Electric Co, Inc	133,707
13,572	e*	FuelCell Energy, Inc	90,254
46,437	*	Gemstar-TV Guide International, Inc	218,254
3,847	e*	Greatbatch, Inc	70,823
18,905	*	Harmonic, Inc	143,678
19,360	*	Hexcel Corp	369,970
3,342	*	Hittite Microwave Corp	125,058
2,170	*	Infinera Corp	26,040
9,502	e*	InterDigital, Inc	188,235
7,650	e*	InterVoice, Inc	60,894
1,987	e*	IPG Photonics Corp	31,176
3,090	e*	iRobot Corp	52,870
3,099	*	IXYS Corp	21,166
1,334	e*	Littelfuse, Inc	46,650

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
8,848	e*	Mattson Technology, Inc	$53,884
4,819	e*	Medis Technologies Ltd	43,708
10,459	e	Micrel, Inc	96,955
15,670	e*	Microsemi Corp	357,276
10,729	e*	Microtune, Inc	39,268
8,573	*	MIPS Technologies, Inc	33,949
5,268	e*	Monolithic Power Systems, Inc	92,875
1,937	e*	Moog, Inc (Class A)	81,761
906	e*	Multi-Fineline Electronix, Inc	17,006
3,414	e*	Netlogic Microsystems, Inc	82,414
3,118	e*	Omnivision Technologies, Inc	52,445
65,000	e*	ON Semiconductor Corp	369,200
32,472	e*	On2 Technologies, Inc	33,121
1,869	e*	Oplink Communications, Inc	16,578
4,801	e*	OpNext, Inc	26,165
1,010	e*	Optium Corp	7,100
1,374	e*	OSI Systems, Inc	31,629
1,421	*	Pericom Semiconductor Corp	20,860
5,685	*	Plexus Corp	159,464
6,089	e*	PLX Technology, Inc	40,614
40,662	e*	PMC - Sierra, Inc	231,773
18,577	e*	Polycom, Inc	418,726
1,270	*	Polypore International, Inc	26,276
1,024	e*	Powell Industries, Inc	40,315
3,279	e	Raven Industries, Inc	99,354
33,245	e*	RF Micro Devices, Inc	88,432
840	e*	Rubicon Technology, Inc	24,343
2,818	e*	Seachange International, Inc	19,811
10,324	*	Semtech Corp	147,943
1,010	*	ShoreTel, Inc	5,171
16,623	e*	Silicon Image, Inc	83,281
4,244	*	Skyworks Solutions, Inc	30,896
10,742	e*	Smart Modular Technologies WWH, Inc	66,708
1,587	*	Standard Microsystems Corp	46,309
1,690	e*	Starent Networks Corp	22,815
2,250	e*	Supertex, Inc	45,922
14,390	e*	Sycamore Networks, Inc	52,667
5,001	e*	Symmetricom, Inc	17,453
5,166	e*	Synaptics, Inc	123,364
9,921	e*	Syntax-Brillian Corp	9,723
2,956	e	Technitrol, Inc	68,372
2,946	e*	Techwell, Inc	31,935
9,705	e*	Tessera Technologies, Inc	201,864
12,043	e*	Trident Microsystems, Inc	62,021
865	e*	TTM Technologies, Inc	9,792
470	e*	Ultra Clean Holdings	4,606
3,471	e*	Universal Display Corp	49,705
3,045	e*	Universal Electronics, Inc	73,719
10,613	e*	Utstarcom, Inc	30,141
4,957	*	Viasat, Inc	107,666
3,750	e	Vicor Corp	44,775
4,043	e*	Volterra Semiconductor Corp	45,807
5,070	e*	Zoltek Cos, Inc	134,456

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,213	*	Zoran Corp	$43,890
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	9,019,630

ENGINEERING AND MANAGEMENT SERVICES - 3.46%
3,659	*	Advisory Board Co	201,025
6,724	e*	Aecom Technology Corp	174,891
830	e*	Affymax, Inc	11,703
7,378	e*	Ariad Pharmaceuticals, Inc	24,864
449	e	CDI Corp	11,247
570	e*	China Architectural Engineering, Inc	3,106
760	e*	comScore, Inc	15,246
1,931	e*	CRA International, Inc	62,062
12,281	*	CV Therapeutics, Inc	87,564
6,149		Diamond Management & Technology Consultants, Inc	39,661
8,180	*	eResearch Technology, Inc	101,596
21,161	e*	Exelixis, Inc	147,069
2,229	*	Exponent, Inc	73,200
4,405	e*	Greenfield Online, Inc	52,243
5,954	e*	Harris Interactive, Inc	16,254
3,778	e*	Huron Consulting Group, Inc	156,976
10,501	e*	Incyte Corp	110,366
9,714	e*	Isis Pharmaceuticals, Inc	137,065
2,597	*	Kendle International, Inc	116,657
10,412	e*	Kosan Biosciences, Inc	16,347
1,020		Landauer, Inc	51,347
2,209	*	LECG Corp	20,676
6,994	e*	Lifecell Corp	293,958
7,275	e*	Luminex Corp	142,954
394		MAXIMUS, Inc	14,464
1,453	e*	Michael Baker Corp	32,634
440	e*	MTC Technologies, Inc	10,463
8,717	e*	Myriad Genetics, Inc	351,208
6,747	e*	Navigant Consulting, Inc	128,058
6,320	e*	Neurogen Corp	11,755
6,849	e*	Omnicell, Inc	137,665
1,855	e*	PharmaNet Development Group, Inc	46,802
12,900	e*	Regeneron Pharmaceuticals, Inc	247,551
34,960	e*	Rentech, Inc	31,114
9,320		Resources Connection, Inc	166,548
6,313	e*	Rigel Pharmaceuticals, Inc	117,801
9,144	*	RTI Biologics, Inc	86,411
10,760	e*	Savient Pharmaceuticals, Inc	215,200
11,855	e*	Seattle Genetics, Inc	107,880
6,301	e*	Senomyx, Inc	37,176
1,703	e*	Stanley, Inc	50,170
3,648	*	Symyx Technologies, Inc	27,360
2,152	e*	Tejon Ranch Co	80,313
9,705	e*	Telik, Inc	23,680
7,034	e*	Tetra Tech, Inc	137,233
8,177	e*	Verenium Corp	28,783
2,107	e	Watson Wyatt & Co Holdings (Class A)	119,572
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,277,918

FABRICATED METAL PRODUCTS - 1.06%
171	e	Ameron International Corp	15,994

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,133	e	Aptargroup, Inc	$44,108
1,760	e*	Chart Industries, Inc	59,558
2,435	e	Dynamic Materials Corp	105,192
1,930	e	Gulf Island Fabrication, Inc	55,430
1,933	e	Insteel Industries, Inc	22,481
1,194	e*	Ladish Co, Inc	42,984
443	e	Lifetime Brands, Inc	3,960
5,919	e*	Mobile Mini, Inc	112,461
499	*	NCI Building Systems, Inc	12,076
1,904	*	PGT, Inc	5,217
2,736		Silgan Holdings, Inc	135,788
3,572	e	Simpson Manufacturing Co, Inc	97,087
5,807	e*	Smith & Wesson Holding Corp	29,151
4,740	e*	Sturm Ruger & Co, Inc	39,058
2,391	e	Sun Hydraulics Corp	69,985
12,571	e*	Taser International, Inc	118,167
3,832	e	Valmont Industries, Inc	336,794
		TOTAL FABRICATED METAL PRODUCTS	1,305,491

FOOD AND KINDRED PRODUCTS - 1.00%
4,914	e*	Altus Pharmaceuticals, Inc	22,359
1,379	e*	American Dairy, Inc	12,687
1,677	e*	Boston Beer Co, Inc (Class A)	79,725
1,277	e	Coca-Cola Bottling Co Consolidated	78,689
16,387	*	Darling International, Inc	212,212
6,560		Flowers Foods, Inc	162,360
1,861		J&J Snack Foods Corp	51,122
5,155	e*	Jones Soda Co	17,991
3,876	e	Lancaster Colony Corp	154,885
1,780	e	Lance, Inc	34,888
2,520	e*	M&F Worldwide Corp	94,223
149	e	MGP Ingredients, Inc	1,041
2,107		National Beverage Corp	16,161
2,890	e*	Peet's Coffee & Tea, Inc	67,944
1,356	*	Ralcorp Holdings, Inc	78,851
1,935	e	Reddy Ice Holdings, Inc	25,213
2,160	e	Sanderson Farms, Inc	82,102
1,710	e	Tootsie Roll Industries, Inc	43,113
		TOTAL FOOD AND KINDRED PRODUCTS	1,235,566

FOOD STORES - 0.15%
198	e	Arden Group, Inc (Class A)	28,314
1,936	*	Great Atlantic & Pacific Tea Co, Inc	50,762
2,173		Ingles Markets, Inc (Class A)	53,434
1,961	e*	Pantry, Inc	41,338
561	e*	Winn-Dixie Stores, Inc	10,076
		TOTAL FOOD STORES	183,924

FURNITURE AND FIXTURES - 0.59%
422	e	Ethan Allen Interiors, Inc	11,997
11,471	e	Herman Miller, Inc	281,842
11,088	e	Interface, Inc (Class A)	155,786
2,744	e	Kimball International, Inc (Class B)	29,416
6,302	e	Sealy Corp	47,895

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
9,128	e*	Select Comfort Corp	$32,861
15,530	e	Tempur-Pedic International, Inc	170,830
		TOTAL FURNITURE AND FIXTURES	730,627

FURNITURE AND HOME FURNISHINGS STORES - 0.10%
490	e*	hhgregg, Inc	5,512
10,069		Knoll, Inc	116,196
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	121,708

GENERAL BUILDING CONTRACTORS - 0.84%
213	e	Amrep Corp	11,140
5,158	e	McGrath RentCorp	124,359
4,125	*	Perini Corp	149,449
3,278	e*	Team, Inc	89,489
10,640	e	Walter Industries, Inc	666,383
		TOTAL GENERAL BUILDING CONTRACTORS	1,040,820

GENERAL MERCHANDISE STORES - 0.08%
5,361	e*	99 Cents Only Stores	53,020
845	e	Bon-Ton Stores, Inc	4,622
158	e*	Conn's, Inc	2,577
5,863	e*	Retail Ventures, Inc	28,436
1,544	e	Stein Mart, Inc	8,677
		TOTAL GENERAL MERCHANDISE STORES	97,332

HEALTH SERVICES - 1.82%
2,988	e*	Alliance Imaging, Inc	25,697
4,944	e*	Amedisys, Inc	194,497
2,237	e*	American Dental Partners, Inc	21,632
3,584	e*	Apria Healthcare Group, Inc	70,784
3,336	e*	Assisted Living Concepts, Inc (A Shares)	19,649
2,361	e*	Bio-Reference Labs, Inc	62,401
1,506	*	Corvel Corp	46,068
461	e*	Cross Country Healthcare, Inc	5,703
5,030	*	CryoLife, Inc	47,282
2,703	e*	eHealth, Inc	59,655
1,353	e*	Emeritus Corp	28,224
560	e	Ensign Group, Inc	5,191
6,104	e*	Enzo Biochem, Inc	55,485
2,652	e*	Genomic Health, Inc	50,096
910	*	Genoptix, Inc	22,759
1,785	*	Gentiva Health Services, Inc	38,842
7,099	e*	Healthways, Inc	250,879
7,827	e*	Hythiam, Inc	9,471
10,235	e*	Immunomedics, Inc	28,760
3,990	e	LCA-Vision, Inc	49,875
2,842	e*	LHC Group, Inc	47,746
1,390	e*	Magellan Health Services, Inc	55,169
3,542	*	Matria Healthcare, Inc	78,987
572	*	Medcath Corp	10,410
914	e	National Healthcare Corp	44,512
18,645	e*	Nektar Therapeutics	129,396
4,104	e*	Nighthawk Radiology Holdings, Inc	38,413
430	*	Odyssey HealthCare, Inc	3,870

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
11,155	e*	Psychiatric Solutions, Inc	$378,378
1,173	e*	Sirtris Pharmaceuticals, Inc	15,237
2,375	e*	Skilled Healthcare Group, Inc (Class A)	26,078
5,188	e*	Stereotaxis, Inc	30,713
8,704	*	Sun Healthcare Group, Inc	114,371
7,718	e*	Sunrise Senior Living, Inc	171,957
590	e*	Virtual Radiologic Corp	9,015
		TOTAL HEALTH SERVICES	2,247,202

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.20%
807	e*	Comverge, Inc	8,336
4,192	e	Granite Construction, Inc	137,120
1,890	e	Great Lakes Dredge & Dock Corp	9,771
5,417	*	Matrix Service Co	93,064
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	248,291

HOLDING AND OTHER INVESTMENT OFFICES - 6.35%
6,506		Acadia Realty Trust	157,120
413	e*	Alexander's, Inc	146,408
3,294		Alexandria Real Estate Equities, Inc	305,420
2,952		Associated Estates Realty Corp	33,771
1,134	e	Cherokee, Inc	38,182
764		Corporate Office Properties Trust	25,678
8,206		Cousins Properties, Inc	202,770
1,349		Deerfield Capital Corp	1,902
11,574	e	Digital Realty Trust, Inc	410,877
4,012		EastGroup Properties, Inc	186,397
4,078		Equity Lifestyle Properties, Inc	201,331
12,641		FelCor Lodging Trust, Inc	152,071
5,599	e	First Industrial Realty Trust, Inc	172,953
3,488	e	Getty Realty Corp	55,564
7,655	e	Glimcher Realty Trust	91,554
4,880	e*	Hicks Acquisition Co I, Inc	44,798
8,147		Highwoods Properties, Inc	253,127
5,262		Home Properties, Inc	252,523
2,308	e	Inland Real Estate Corp	35,105
38,200	e	iShares Russell 2000 Growth Index Fund	2,782,488
2,743	e	JER Investors Trust, Inc	23,261
3,139	e	Maguire Properties, Inc	44,919
5,149		Mid-America Apartment Communities, Inc	256,626
389	e	National Health Investors, Inc	12,156
17,250	e	Nationwide Health Properties, Inc	582,187
9,752	e*	NexCen Brands, Inc	33,449
3,230	*	NRDC Acquisition Corp	29,684
13,623		Omega Healthcare Investors, Inc	236,495
2,812	e	PennantPark Investment Corp	23,930
1,419	e	Post Properties, Inc	54,802
3,226		PS Business Parks, Inc	167,429
2,318	e	Ramco-Gershenson Properties	48,933
2,204	e	Saul Centers, Inc	110,729
3,300	e	Sun Communities, Inc	67,650
6,334	e	Tanger Factory Outlet Centers, Inc	243,669
3,780	e*	Triplecrown Acquisition Corp	34,474
701	e	Universal Health Realty Income Trust	23,343

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
9,127	e	Washington Real Estate Investment Trust	$305,024
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	7,848,799

HOTELS AND OTHER LODGING PLACES - 0.50%
2,064	e	Ameristar Casinos, Inc	37,668
3,604	e*	Gaylord Entertainment Co	109,165
341	*	Isle of Capri Casinos, Inc	2,438
1,488	e	Marcus Corp	28,570
2,360	e*	Monarch Casino & Resort, Inc	41,796
4,330	e*	Morgans Hotel Group Co	64,171
1,230	e*	Riviera Holdings Corp	25,350
6,362	e*	Vail Resorts, Inc	307,221
		TOTAL HOTELS AND OTHER LODGING PLACES	616,379

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.06%
1,030	*	3PAR, Inc	6,963
2,680		Aaon, Inc	53,680
9,730		Actuant Corp (Class A)	293,943
2,079	e*	Altra Holdings, Inc	27,963
140	e	Ampco-Pittsburgh Corp	6,019
3,813	e*	Astec Industries, Inc	147,792
9,434	e*	Asyst Technologies, Inc	33,019
920	*	AuthenTec, Inc	9,145
1,166	e*	Brooks Automation, Inc	11,334
7,635	e	Bucyrus International, Inc (Class A)	776,098
444	e	Cascade Corp	21,894
10,232	*	Cirrus Logic, Inc	68,759
2,206	*	Columbus McKinnon Corp	68,342
3,683	e*	Cray, Inc	21,951
4,364		Curtiss-Wright Corp	181,019
4,977	e*	Cymer, Inc	129,601
5,512	*	Dril-Quip, Inc	256,143
10,272	e*	Emulex Corp	166,817
3,418	e*	ENGlobal Corp	29,224
3,006	*	Entegris, Inc	21,613
1,610	e*	Extreme Networks, Inc	4,991
4,662	*	Flotek Industries, Inc	68,019
7,865	e*	Flow International Corp	73,066
3,445	e*	Fuel Tech, Inc	70,622
2,955	e	Gorman-Rupp Co	97,190
1,187	e*	Hurco Cos, Inc	55,528
12,277	*	Intermec, Inc	272,427
4,554	e*	Intevac, Inc	58,974
2,317	e*	Isilon Systems, Inc	11,307
210	*	Kadant, Inc	6,170
4,707	e	Kaydon Corp	206,684
10,302	e*	Kulicke & Soffa Industries, Inc	49,244
943		Lindsay Manufacturing Co	96,629
3,044	e	Lufkin Industries, Inc	194,268
16,552	*	Micros Systems, Inc	557,140
2,944	e*	Middleby Corp	183,676
3,733	*	NATCO Group, Inc (Class A)	174,518
1,290	*	Netezza Corp	12,216
7,012	e*	Netgear, Inc	139,889

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,181	e	Nordson Corp	$278,997
472	e*	Rackable Systems, Inc	4,305
4,301	e*	RBC Bearings, Inc	159,696
1,783	*	Rimage Corp	39,048
1,063	e	Sauer-Danfoss, Inc	23,535
4,645	e*	Scansource, Inc	168,103
1,173	e*	Semitool, Inc	9,759
5,993	e*	Sigma Designs, Inc	135,861
16,048	e*	SourceForge, Inc	31,936
2,379	e*	STEC, Inc	14,726
2,016	e*	Super Micro Computer, Inc	16,834
1,171	*	T-3 Energy Services, Inc	49,838
1,834	e	Tennant Co	73,012
3,724	e*	TurboChef Technologies, Inc	24,280
1,780		Twin Disc, Inc	28,160
2,485	e*	Ultratech, Inc	23,881
4,305	e	Watsco, Inc	178,313
12,324	e	Woodward Governor Co	329,297
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	6,253,458

INSTRUMENTS AND RELATED PRODUCTS - 9.10%
4,245	e*	Abaxis, Inc	98,357
5,858	e*	Abiomed, Inc	76,974
3,200	e*	Accuray, Inc	24,992
13,896	*	Affymetrix, Inc	241,929
11,995	e*	Align Technology, Inc	133,264
14,596	e*	American Medical Systems Holdings, Inc	207,117
1,845	e	American Science & Engineering, Inc	100,682
382	*	Anaren, Inc	4,836
1,844	e*	Angiodynamics, Inc	21,317
6,305	e*	Applied Energetics, Inc	10,466
871	e*	Argon ST, Inc	14,816
5,570	e*	Arthrocare Corp	185,760
3,074	e*	Aspect Medical Systems, Inc	18,751
2,435	e	Badger Meter, Inc	105,192
13,184	*	Bruker BioSciences Corp	202,902
11,380	*	Cepheid, Inc	277,558
1,981	e	Cohu, Inc	32,191
2,545	e*	Cutera, Inc	34,281
4,775	e*	Cyberonics, Inc	69,238
1,690	e*	Cynosure, Inc (Class A)	35,997
3,849	*	Dionex Corp	296,334
2,245	*	Eagle Test Systems, Inc	23,573
5,258	e*	ESCO Technologies, Inc	208,848
1,254	*	Esterline Technologies Corp	63,164
9,136	e*	ev3, Inc	74,367
425	e*	Excel Technology, Inc	11,458
3,389	e*	FARO Technologies, Inc	105,669
7,355	e*	FEI Co	160,560
1,290	*	FGX International Holdings Ltd	15,428
27,046	e*	Flir Systems, Inc	813,814
9,676	e*	Formfactor, Inc	184,812
9,004	e*	Fossil, Inc	274,982
5,070	*	Haemonetics Corp	302,071

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
24,952	e*	Hologic, Inc	$1,387,331
1,687	e*	ICU Medical, Inc	48,535
620	e*	ICx Technologies, Inc	2,790
4,085	e*	I-Flow Corp	57,313
4,799	*	II-VI, Inc	182,266
10,936	e*	Illumina, Inc	830,042
1,262	*	Insulet Corp	18,173
3,645	e*	Integra LifeSciences Holdings Corp	158,448
16,808	e*	ION Geophysical Corp	231,950
650	*	IPC The Hospitalist Co, Inc	12,857
6,134	e*	Itron, Inc	553,471
6,386	e*	Ixia	49,555
1,844	e*	Kensey Nash Corp	53,384
6,553	e*	L-1 Identity Solutions, Inc	87,155
13,584	e*	LTX Corp	42,654
2,540	e*	Masimo Corp	66,040
1,173	e*	Measurement Specialties, Inc	20,492
2,420	*	Medassets, Inc	35,864
2,455	e*	Medical Action Industries, Inc	40,336
6,806	e	Mentor Corp	175,050
831	e*	Merit Medical Systems, Inc	13,155
3,023	e*	Micrus Endovascular Corp	37,364
2,184	e	Mine Safety Appliances Co	89,959
651	e*	MKS Instruments, Inc	13,931
2,129		MTS Systems Corp	68,682
4,274	*	Natus Medical, Inc	77,573
6,909	e*	Northstar Neuroscience, Inc	10,916
7,155	e*	NuVasive, Inc	246,919
3,798	e*	NxStage Medical, Inc	16,407
2,014	e*	Orthofix International NV	80,097
789	e*	OYO Geospace Corp	35,836
3,636	e*	Palomar Medical Technologies, Inc	54,904
5,638	e*	Rofin-Sinar Technologies, Inc	253,146
2,809	e*	Rudolph Technologies, Inc	27,444
12,397	e*	Sirf Technology Holdings, Inc	63,101
3,544	e*	Sirona Dental Systems, Inc	95,582
5,121	e*	Sonic Innovations, Inc	24,734
1,020	e*	Sonic Solutions, Inc	9,843
3,410	e*	SonoSite, Inc	96,946
6,239	e*	Spectranetics Corp	52,158
6,071	e	STERIS Corp	162,885
555	e*	Symmetry Medical, Inc	9,213
6,104	*	Teledyne Technologies, Inc	286,888
10,781	e*	Thoratec Corp	154,060
1,030	e*	Trans1, Inc	11,999
3,611	e*	Varian, Inc	209,149
723	e*	Veeco Instruments, Inc	12,023
3,409	e*	Vital Images, Inc	50,521
2,061	e	Vital Signs, Inc	104,390
11,834	e*	Vivus, Inc	71,359
6,060	e*	Volcano Corp	75,750
6,789	*	Wright Medical Group, Inc	163,886
1,339	e*	X-Rite, Inc	7,994

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,211	*	Zoll Medical Corp	$85,380
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	11,259,600

INSURANCE AGENTS, BROKERS AND SERVICE - 0.13%
435		Hilb Rogal & Hobbs Co	13,689
5,116	e	National Financial Partners Corp	114,957
1,940	*	Triple S Management Corp	34,241
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	162,887

INSURANCE CARRIERS - 0.61%
3,947	e	Amtrust Financial Services, Inc	63,981
6,149	e*	Centene Corp	85,717
930	e*	Citizens, Inc	6,222
1,150	*	Darwin Professional Underwriters, Inc	25,863
1,422	e*	Enstar Group Ltd	158,226
1,312	*	First Mercury Financial Corp	22,842
290	e*	Greenlight Capital Re Ltd (Class A)	5,394
6,263	*	HealthExtras, Inc	155,573
6,087	e*	Healthspring, Inc	85,705
288	e	National Interstate Corp	6,725
2,624	e*	Primus Guaranty Ltd	9,394
4,057	e	Tower Group, Inc	102,115
2,199	e*	Universal American Financial Corp	23,309
320		Validus Holdings Ltd	7,498
		TOTAL INSURANCE CARRIERS	758,564

JUSTICE, PUBLIC ORDER AND SAFETY - 0.24%
10,216	*	Geo Group, Inc	290,543
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	290,543

LEATHER AND LEATHER PRODUCTS - 0.41%
3,854	e*	Genesco, Inc	89,066
10,275	*	Iconix Brand Group, Inc	178,271
1,965	e*	Steven Madden Ltd	33,660
3,552	e*	Timberland Co (Class A)	48,769
5,469	e	Wolverine World Wide, Inc	158,656
		TOTAL LEATHER AND LEATHER PRODUCTS	508,422

LEGAL SERVICES - 0.62%
9,679	e*	FTI Consulting, Inc	687,596
1,879	e*	Pre-Paid Legal Services, Inc	79,688
		TOTAL LEGAL SERVICES	767,284

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.04%
1,954	e*	Emergency Medical Services Corp (Class A)	48,244
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	48,244

LUMBER AND WOOD PRODUCTS - 0.20%
13,141	e*	Champion Enterprises, Inc	131,804
2,150	e	Deltic Timber Corp	119,755
		TOTAL LUMBER AND WOOD PRODUCTS	251,559

METAL MINING - 0.74%
11,879	e*	Apex Silver Mines Ltd	143,973
51,754	e*	Coeur d'Alene Mines Corp	209,086

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
24,705	e*	Hecla Mining Co	$275,708
5,673	*	Rosetta Resources, Inc	111,588
2,012		Royal Gold, Inc	60,702
5,698	e*	ShengdaTech, Inc	48,433
447	e*	Stillwater Mining Co	6,915
4,820	e*	Uranium Resources, Inc	28,872
11,314	*	US Gold Corp	28,738
		TOTAL METAL MINING	914,015

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.14%
533	e	Blyth, Inc	10,511
6,478	e	Daktronics, Inc	116,021
429	e	Marine Products Corp	3,466
2,824	e	Nautilus, Inc	9,291
6,860	e*	Shuffle Master, Inc	36,701
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	175,990

MISCELLANEOUS RETAIL - 1.94%
4,660	*	1-800-FLOWERS.COM, Inc (Class A)	39,657
3,175	e*	AC Moore Arts & Crafts, Inc	21,653
4,659	e	Big 5 Sporting Goods Corp	40,859
2,731	e*	Blue Nile, Inc	147,884
3,107	e*	Build-A-Bear Workshop, Inc	28,243
1,033	e*	Cabela's, Inc	14,627
5,692	e	Cash America International, Inc	207,189
7,389	e*	CKX, Inc	70,343
7,686	*	Ezcorp, Inc (Class A)	94,615
1,041	e*	Gander Mountain Co	6,329
4,217	e*	GSI Commerce, Inc	55,454
6,443	e*	Hibbett Sports, Inc	99,480
6,303		Longs Drug Stores Corp	267,625
3,204	e*	Overstock.com, Inc	38,160
500	*	PC Connection, Inc	3,960
7,723	e*	Priceline.com, Inc	933,402
867	e	Pricesmart, Inc	24,025
3,158	e*	Shutterfly, Inc	46,959
3,071	e*	Stamps.com, Inc	31,508
1,281	e	Systemax, Inc	15,449
5,161	e*	Valuevision International, Inc (Class A)	28,592
4,412	e	World Fuel Services Corp	123,845
3,647	e*	Zumiez, Inc	57,221
		TOTAL MISCELLANEOUS RETAIL	2,397,079

MOTION PICTURES - 0.68%
2,721	e	Cinemark Holdings, Inc	34,802
2,730	e*	Gaiam, Inc (Class A)	47,284
10,749	*	Macrovision Corp	145,111
8,506	e	National CineMedia, Inc	191,215
27,438	e*	Time Warner Telecom, Inc (Class A)	425,015
		TOTAL MOTION PICTURES	843,427

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.03%
5,786	e*	Premier Exhibitions, Inc	34,947
		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	34,947

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
NONDEPOSITORY INSTITUTIONS - 0.55%
11,383	e	Advance America Cash Advance Centers, Inc	$85,942
3,378	e	Advanta Corp (Class B)	23,747
3,610	e*	Alternative Asset Management Acquisition Corp	34,187
1,425	e	Asta Funding, Inc	19,850
520	e	BlackRock Kelso Capital Corp	6,209
3,650	e*	Boise, Inc	23,360
5,441	e	Centerline Holding Co	22,090
1,680	e	Chimera Investment Corp	20,664
2,325	e*	CompuCredit Corp	20,623
1,205	e*	Credit Acceptance Corp	18,714
530	e*	Encore Capital Group, Inc	3,604
5,111	e*	First Cash Financial Services, Inc	52,797
4,190	e*	Heckmann Corp	31,216
2,450	e*	Information Services Group, Inc	12,642
8,192	e*	INVESTools, Inc	90,030
2,340	e*	Mercadolibre, Inc	93,038
172	e	Nelnet, Inc (Class A)	2,021
2,034	e*	NewStar Financial, Inc	10,536
3,563	e*	World Acceptance Corp	113,482
		TOTAL NONDEPOSITORY INSTITUTIONS	684,752

NONMETALLIC MINERALS, EXCEPT FUELS - 0.11%
1,677	e	AMCOL International Corp	52,373
9,835	e*	General Moly, Inc	78,582
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	130,955

OIL AND GAS EXTRACTION - 5.42%
1,888	e	APCO Argentina, Inc	49,031
1,370	e*	Approach Resources, Inc	21,482
6,166	*	Arena Resources, Inc	238,686
4,721	e	Atlas America, Inc	285,337
5,154	*	ATP Oil & Gas Corp	168,639
5,620	*	Atwood Oceanics, Inc	515,466
6,062	e*	Basic Energy Services, Inc	133,849
3,190		Berry Petroleum Co (Class A)	148,303
4,942	*	Bill Barrett Corp	233,510
3,216	*	Bois d'Arc Energy, Inc	69,112
4,504	*	Cal Dive International, Inc	46,751
5,490	e*	Carrizo Oil & Gas, Inc	325,392
8,664	*	Complete Production Services, Inc	198,752
6,658	e*	Comstock Resources, Inc	268,317
3,920	*	Concho Resources, Inc	100,509
2,655	e*	Contango Oil & Gas Co	171,540
1,405	*	Dawson Geophysical Co	94,838
13,308	e*	Delta Petroleum Corp	299,962
7,712	e*	FX Energy, Inc	32,853
6,069	e*	GeoGlobal Resources, Inc	16,933
1,348	e*	Geokinetics, Inc	24,426
2,724	e*	GMX Resources, Inc	95,149
3,905	e*	Goodrich Petroleum Corp	117,462
2,603	e*	Grey Wolf, Inc	17,648
4,813	e*	Gulfport Energy Corp	51,018

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
17,036	e*	Hercules Offshore, Inc	$427,944
9,638	e*	Mariner Energy, Inc	260,322
4,401	e*	McMoRan Exploration Co	76,093
15,715	e*	Newpark Resources, Inc	80,147
8,361	e*	Parallel Petroleum Corp	163,625
18,056	e*	Parker Drilling Co	116,642
3,760		Penn Virginia Corp	165,778
20,348	e*	PetroHawk Energy Corp	410,419
465	e*	Petroleum Development Corp	32,211
8,495	e*	Petroquest Energy, Inc	147,303
880	e*	Rex Energy Corp	14,643
6,528	e	RPC, Inc	99,160
5,792	e*	Sulphco, Inc	24,153
1,021	e*	Superior Offshore International, Inc	3,378
2,220	e*	Superior Well Services, Inc	48,551
6,923	e*	TXCO Resources, Inc	85,707
2,802	e*	Venoco, Inc	32,559
11,188	*	Warren Resources, Inc	132,802
6,248	e*	W-H Energy Services, Inc	430,175
7,501	e*	Willbros Group, Inc	229,531
		TOTAL OIL AND GAS EXTRACTION	6,706,108

PAPER AND ALLIED PRODUCTS - 0.54%
10,874	e*	Cenveo, Inc	113,742
14,463	*	Graphic Packaging Holding Co	42,232
6,797		Greif, Inc (Class A)	461,720
2,080	e	Neenah Paper, Inc	53,622
		TOTAL PAPER AND ALLIED PRODUCTS	671,316

PERSONAL SERVICES - 0.27%
1,632	e*	Coinstar, Inc	45,924
989	e	CPI Corp	17,080
5,095	e	Jackson Hewitt Tax Service, Inc	58,440
18,971	e*	Sally Beauty Holdings, Inc	130,900
2,495	*	Steiner Leisure Ltd	82,335
		TOTAL PERSONAL SERVICES	334,679

PETROLEUM AND COAL PRODUCTS - 0.15%
2,447	e	Alon USA Energy, Inc	37,219
3,360	e*	CVR Energy, Inc	77,381
1,406		Delek US Holdings, Inc	17,814
5,723	e*	Nova Biosource Fuels, Inc	8,642
1,367		WD-40 Co	45,453
		TOTAL PETROLEUM AND COAL PRODUCTS	186,509

PRIMARY METAL INDUSTRIES - 1.27%
9,121	e	Belden CDT, Inc	322,154
4,096	*	Brush Engineered Materials, Inc	105,144
3,238	e*	Century Aluminum Co	214,485
1,759	e*	Coleman Cable, Inc	19,349
2,361	e*	Haynes International, Inc	129,572
540	e*	Horsehead Holding Corp	6,253
2,026	*	LB Foster Co (Class A)	87,240
6,507	e	Matthews International Corp (Class A)	313,963

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,668	e*	RTI International Metals, Inc	$211,040
2,272	e	Texas Industries, Inc	136,570
737	e*	Universal Stainless & Alloy	21,896
		TOTAL PRIMARY METAL INDUSTRIES	1,567,666

PRINTING AND PUBLISHING - 0.51%
2,640	e*	ACCO Brands Corp	35,825
1,465	e*	Consolidated Graphics, Inc	82,113
1,558	e	Courier Corp	38,872
1,130	e*	Dolan Media Co	22,724
5,571	e*	Martha Stewart Living Omnimedia, Inc (Class A)	41,393
1,437	e	Multi-Color Corp	32,131
490	e	Schawk, Inc	7,835
1,106	e	Standard Register Co	8,616
7,461	e,v*	Sun-Times Media Group, Inc (Class A)	5,372
4,963	e*	Valassis Communications, Inc	53,849
8,740	e*	VistaPrint Ltd	305,463
		TOTAL PRINTING AND PUBLISHING	634,193

RAILROAD TRANSPORTATION - 0.09%
3,387	e*	Genesee & Wyoming, Inc (Class A)	116,513
		TOTAL RAILROAD TRANSPORTATION	116,513

REAL ESTATE - 0.23%
1,106	e	Consolidated-Tomoka Land Co	61,991
2,700	e	DuPont Fabros Technology, Inc	44,523
1,365	e*	FX Real Estate and Entertainment, Inc	8,031
682	e*	FX Real Estate and Entertainment, Inc	55
8,251		Grubb & Ellis Co	56,684
5,698	e*	LoopNet, Inc	72,365
4,707		Thomas Properties Group, Inc	41,327
		TOTAL REAL ESTATE	284,976

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.92%
1,181	*	AEP Industries, Inc	35,772
2,615	e*	Deckers Outdoor Corp	281,949
2,838	e*	Metabolix, Inc	31,076
4,133	e*	Skechers U.S.A., Inc (Class A)	83,528
4,876	e	Titan International, Inc	149,254
913	e*	Trex Co, Inc	7,194
6,300	e	Tupperware Corp	243,684
6,801	e	West Pharmaceutical Services, Inc	300,808
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,133,265

SECURITY AND COMMODITY BROKERS - 1.64%
291	e	Calamos Asset Management, Inc (Class A)	4,737
3,595	e	Cohen & Steers, Inc	95,232
820	e*	Duff & Phelps Corp	14,752
1,885		Epoch Holding Corp	22,582
220		Evercore Partners, Inc (Class A)	3,905
1,650	*	FBR Capital Markets Corp	11,137
1,786	e*	FCStone Group, Inc	49,472
314	e	GAMCO Investors, Inc (Class A)	15,813
3,330		GFI Group, Inc	190,809

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,690	e	Greenhill & Co, Inc	$256,676
3,601	e*	Interactive Brokers Group, Inc (Class A)	92,438
341	e*	KBW, Inc	7,519
8,350	*	Knight Capital Group, Inc (Class A)	135,604
19,096	e*	Ladenburg Thalmann Financial Services, Inc	35,710
6,165	e*	MarketAxess Holdings, Inc	61,280
2,576	e*	Morningstar, Inc	158,038
8,849	e	optionsXpress Holdings, Inc	183,263
2,623	e*	Penson Worldwide, Inc	24,210
470	e	Pzena Investment Management, Inc	5,320
3,029	*	Stifel Financial Corp	136,002
446	e	SWS Group, Inc	5,455
2,543	e	US Global Investors, Inc (Class A)	34,432
316	e	Value Line, Inc	14,504
14,364		Waddell & Reed Financial, Inc (Class A)	461,515
1,978	e	WP Stewart & Co Ltd	3,837
		TOTAL SECURITY AND COMMODITY BROKERS	2,024,242

SOCIAL SERVICES - 0.24%
5,295	*	Bright Horizons Family Solutions, Inc	227,897
1,597	e*	Capital Senior Living Corp	12,856
1,848	*	Providence Service Corp	55,440
		TOTAL SOCIAL SERVICES	296,193

SPECIAL TRADE CONTRACTORS - 0.34%
752	e	Alico, Inc	33,201
4,496	e	Chemed Corp	189,731
834	e	Comfort Systems USA, Inc	10,850
3,830	e*	Dycom Industries, Inc	45,998
1,468	e*	Integrated Electrical Services, Inc	23,062
3,385	*	Layne Christensen Co	118,543
		TOTAL SPECIAL TRADE CONTRACTORS	421,385

STONE, CLAY, AND GLASS PRODUCTS - 0.32%
5,930	e	Apogee Enterprises, Inc	91,322
3,897	e*	Cabot Microelectronics Corp	125,289
4,111	e	CARBO Ceramics, Inc	164,851
310	e	Libbey, Inc	5,220
3,402	e*	US Concrete, Inc	12,928
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	399,610

TEXTILE MILL PRODUCTS - 0.01%
1,759	e*	Heelys, Inc	7,546
3,176	e	Xerium Technologies, Inc	4,097
		TOTAL TEXTILE MILL PRODUCTS	11,643

TOBACCO PRODUCTS - 0.06%
4,220	e	Vector Group Ltd	74,230
		TOTAL TOBACCO PRODUCTS	74,230

TRANSPORTATION BY AIR - 0.29%
2,156	e*	Air Methods Corp	104,286
18,414	e*	Airtran Holdings, Inc	121,532
1,010	e*	Allegiant Travel Co	26,684

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,009	e*	ExpressJet Holdings, Inc	$2,654
4,680	e*	JetBlue Airways Corp	27,144
1,410	e*	PHI, Inc	44,471
3,608	e*	Pinnacle Airlines Corp	31,498
		TOTAL TRANSPORTATION BY AIR	358,269

TRANSPORTATION EQUIPMENT - 1.97%
7,050	e*	AAR Corp	192,253
1,567	e*	Aerovironment, Inc	32,045
2,045	e	American Railcar Industries, Inc	41,575
4,518	e*	Amerigon, Inc	66,866
5,162	e	Clarcor, Inc	183,509
3,887	e*	Comtech Group, Inc	41,941
13,619	e*	Fleetwood Enterprises, Inc	62,647
14,304	e*	Force Protection, Inc	28,751
133	e	Freightcar America, Inc	4,562
11,375	e*	GenCorp, Inc	117,049
1,700	e*	GenTek, Inc	51,136
19,475	e*	Hayes Lemmerz International, Inc	54,335
5,179	e	Heico Corp	252,476
1,730		Kaman Corp	48,942
494	e*	Miller Industries, Inc	4,757
2,347	e	Noble International Ltd	14,669
10,173	e*	Orbital Sciences Corp	245,169
5,752	e	Polaris Industries, Inc	235,890
6,691	e	Spartan Motors, Inc	56,606
2,085	*	Tenneco, Inc	58,255
2,114	e*	TransDigm Group, Inc	78,324
725	e	Triumph Group, Inc	41,274
12,975	e*	Visteon Corp	48,786
10,013		Westinghouse Air Brake Technologies Corp	377,090
5,660	e	Winnebago Industries, Inc	95,654
		TOTAL TRANSPORTATION EQUIPMENT	2,434,561

TRANSPORTATION SERVICES - 0.60%
3,124	e	Ambassadors Group, Inc	59,012
955	e	Ambassadors International, Inc	7,076
2,083	*	Dynamex, Inc	52,700
7,851	*	HUB Group, Inc (Class A)	258,219
5,169	*	Lear Corp	133,929
3,830	e*	Orbitz Worldwide, Inc	26,389
2,276		Pacer International, Inc	37,395
6,381	e	Ship Finance International Ltd	167,693
		TOTAL TRANSPORTATION SERVICES	742,413

TRUCKING AND WAREHOUSING - 0.38%
4,892	e*	Celadon Group, Inc	47,355
4,748	e	Forward Air Corp	168,269
3,958	e	Heartland Express, Inc	56,441
5,613	e*	Old Dominion Freight Line	178,662
610	e*	Saia, Inc	9,675
508	e*	Universal Truckload Services, Inc	10,602
		TOTAL TRUCKING AND WAREHOUSING	471,004

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
WATER TRANSPORTATION - 0.54%
10,158	e*	American Commercial Lines, Inc	$160,496
2,580	e	Arlington Tankers Ltd	54,180
4,147	e	Double Hull Tankers, Inc	44,000
2,681	e	Eagle Bulk Shipping, Inc	69,063
242	e	Genco Shipping & Trading Ltd	13,656
1,571	e	Golar LNG Ltd	28,702
6,049	e	Horizon Lines, Inc (Class A)	112,572
3,275	e	Knightsbridge Tankers Ltd	87,377
8,820	e*	Odyssey Marine Exploration, Inc	47,540
2,240		Teekay Tankers Ltd	38,349
1,135	e*	Ultrapetrol Bahamas Ltd	11,622
		TOTAL WATER TRANSPORTATION	667,557

WHOLESALE TRADE-DURABLE GOODS - 1.59%
1,458		Applied Industrial Technologies, Inc	43,580
8,482	e	Barnes Group, Inc	194,662
7,876	e*	Beacon Roofing Supply, Inc	78,760
994		Castle (A.M.) & Co	26,838
6,045	e*	Conceptus, Inc	112,195
687	e*	Digi International, Inc	7,928
3,750	e*	Drew Industries, Inc	91,725
2,311	e*	Glu Mobile, Inc	10,376
1,540	e*	Hansen Medical, Inc	21,652
3,382	e	Houston Wire & Cable Co	54,180
2,117	*	Interline Brands, Inc	39,270
11,595	e	Knight Transportation, Inc	190,854
23,018	*	LKQ Corp	517,214
1,671	e*	MWI Veterinary Supply, Inc	58,919
1,467	e	Owens & Minor, Inc	57,712
1,223	e	PEP Boys-Manny Moe & Jack	12,181
12,881	e*	PSS World Medical, Inc	214,597
3,821	*	Solera Holdings, Inc	93,080
1,943	e*	TomoTherapy, Inc	27,882
7,959	*	Tyler Technologies, Inc	111,267
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,964,872

WHOLESALE TRADE-NONDURABLE GOODS - 2.16%
10,986	e*	Akorn, Inc	51,964
19,628	e*	Alliance One International, Inc	118,553
11,222	e	Allscripts Healthcare Solutions, Inc	115,811
6,051	e*	BMP Sunstone Corp	46,351
6,196	*	Central European Distribution Corp	360,545
3,510	e*	Green Mountain Coffee Roasters, Inc	111,091
1,745	e	K-Swiss, Inc (Class A)	27,606
3,238	e*	LSB Industries, Inc	47,728
303	*	Maui Land & Pineapple Co, Inc	9,663
10,982	e	Men's Wearhouse, Inc	255,551
5,819	e	Myers Industries, Inc	76,403
1,151	e	Nash Finch Co	39,111
6,807	e	Nu Skin Enterprises, Inc (Class A)	122,662
2,406	e*	Nuco2, Inc	66,815
827	e*	School Specialty, Inc	26,084
2,435	e*	Source Interlink Cos, Inc	4,626

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,496	e	Spartan Stores, Inc	$31,192
897	e*	Synutra International, Inc	28,031
18,941	e*	Terra Industries, Inc	672,974
8,676	e*	United Natural Foods, Inc	162,328
3,026	e*	United Stationers, Inc	144,340
1,563	e	Valhi, Inc	36,559
2,932	e*	Volcom, Inc	59,256
3,192	e	Zep, Inc	51,774
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,667,018

		TOTAL COMMON STOCKS	121,854,441
		(Cost $121,640,986)

SHORT-TERM INVESTMENTS - 54.34%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.43%
1,770,000		Federal Home Loan Bank (FHLB), 04/01/08	1,770,000
			1,770,000

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 52.91%
65,425,633		State Street Navigator Securities Lending Prime Portfolio	65,425,633
			65,425,633

		TOTAL SHORT-TERM INVESTMENTS	67,195,633
		(Cost $67,195,633)

		TOTAL PORTFOLIO - 152.87%	189,050,074
		(Cost $188,836,619)
		OTHER ASSETS & LIABILITIES, NET - (52.87)%	(65,382,489)

		NET ASSETS - 100.00%	$123,667,585

	*	Non-income producing
	**	Percentage represents less than 0.01%.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts in the amount of $91,035.
	e	All or a portion of these securities are out on loan.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.32%

AGRICULTURAL PRODUCTION-CROPS - 0.17%
11,541	e*	Chiquita Brands International, Inc	$266,713
		TOTAL AGRICULTURAL PRODUCTION-CROPS	266,713

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.31%
3,164	e	Cal-Maine Foods, Inc	105,614
11,087	e	Pilgrim's Pride Corp	224,290
90	e	Seaboard Corp	140,850
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	470,754

AMUSEMENT AND RECREATION SERVICES - 0.53%
2,609	e	Churchill Downs, Inc	123,249
2,799	e*	Lakes Entertainment, Inc	12,372
9,286	e*	Leapfrog Enterprises, Inc	65,466
18,445	e*	Live Nation, Inc	223,738
11,650	e*	Magna Entertainment Corp	3,961
4,517	e*	Marvel Entertainment, Inc	121,010
6,073	e*	Multimedia Games, Inc	32,430
7,282	e*	Pinnacle Entertainment, Inc	93,210
19,224	e*	Six Flags, Inc	31,527
3,837	e	Speedway Motorsports, Inc	96,194
351	e*	Town Sports International Holdings, Inc	2,250
4,518	e	Westwood One, Inc	9,488
		TOTAL AMUSEMENT AND RECREATION SERVICES	814,895

APPAREL AND ACCESSORY STORES - 0.68%
6,499	e	Brown Shoe Co, Inc	97,940
760	*	Cache, Inc	8,580
690	e*	Casual Male Retail Group, Inc	2,898
6,049	e	Cato Corp (Class A)	90,372
31,765	e*	Charming Shoppes, Inc	153,425
9,932	e*	Collective Brands, Inc	120,376
3,162	e*	Dress Barn, Inc	40,916
7,984	e*	Eddie Bauer Holdings, Inc	31,058
11,457	e	Finish Line, Inc (Class A)	54,535
5,601	e*	HOT Topic, Inc	24,140
6,270	e*	Jo-Ann Stores, Inc	92,357
3,628	*	Pacific Sunwear Of California, Inc	45,749
1,508	e*	Shoe Carnival, Inc	20,403
11,800		Stage Stores, Inc	191,160
6,357	e	Talbots, Inc	68,528
		TOTAL APPAREL AND ACCESSORY STORES	1,042,437

APPAREL AND OTHER TEXTILE PRODUCTS - 0.45%
2,879	e	Columbia Sportswear Co	126,762
420	e*	G-III Apparel Group Ltd	5,636
1,600	e*	Lululemon Athletica, Inc	45,488

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,381	e*	Maidenform Brands, Inc	$38,739
23,036	*	Quiksilver, Inc	225,983
6,188	*	Warnaco Group, Inc	244,055
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	686,663

AUTO REPAIR, SERVICES AND PARKING - 0.37%
2,743	e*	Amerco, Inc	156,598
5,703	e*	Dollar Thrifty Automotive Group, Inc	77,789
20,263	e*	Exide Technologies	265,445
462		Monro Muffler, Inc	7,808
1,246	e*	Standard Parking Corp	26,116
958	e*	Wright Express Corp	29,439
		TOTAL AUTO REPAIR, SERVICES AND PARKING	563,195

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.40%
6,711		Asbury Automotive Group, Inc	92,343
11,524	e*	CSK Auto Corp	107,288
4,387	e	Lithia Motors, Inc (Class A)	44,572
4,401	e*	MarineMax, Inc	54,836
9,064	e*	Rush Enterprises, Inc (Class A)	143,574
8,427	e	Sonic Automotive, Inc (Class A)	173,175
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	615,788

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.07%
3,943	e*	Builders FirstSource, Inc	28,626
19,482	e*	Central Garden and Pet Co (Class A)	86,500
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	115,126

BUSINESS SERVICES - 6.34%
106,508	e*	3Com Corp	243,903
4,988	e	Aaron Rents, Inc	107,442
10,890	e	ABM Industries, Inc	244,372
22,740	e*	Ariba, Inc	219,668
4,066	e	Asset Acceptance Capital Corp	39,156
550	e*	athenahealth, Inc	13,019
12,418	e*	Avocent Corp	209,864
815	e	Barrett Business Services	13,961
56,638	e*	BearingPoint, Inc	95,152
5,577	e*	BGC Partners Inc	65,028
1,846		Blackbaud, Inc	44,821
400	e*	BladeLogic, Inc	11,220
19,703	e*	Borland Software Corp	39,800
5,663	e*	Bottomline Technologies, Inc	71,354
13,700		Brady Corp (Class A)	457,991
7,695	e*	CACI International, Inc (Class A)	350,507
1,830	*	Cardtronics, Inc	12,755
818	e*	Cavium Networks, Inc	13,415
9,002	e*	CBIZ, Inc	73,096
14,466	*	Ciber, Inc	70,883
2,824	e*	Clayton Holdings, Inc	13,103
13,246	e*	CMGI, Inc	175,642
2,532	e	Cognex Corp	55,274
5,702	e	Compass Diversified Trust	74,981
500	e*	Compellent Technologies, Inc	6,250

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
776		Computer Programs & Systems, Inc	$16,218
550	e*	Constant Contact, Inc	7,964
5,754	e*	CSG Systems International, Inc	65,423
8	*	Cybersource Corp	117
1,350	*	Data Domain, Inc	32,130
680	e*	Deltek, Inc	8,826
14,104		Deluxe Corp	270,938
1,440	e*	Dice Holdings, Inc	12,830
6,001	e*	DynCorp International, Inc (Class A)	100,097
30,054	e*	Earthlink, Inc	226,908
4,560	e	Electro Rent Corp	69,084
13,025	e*	Evergreen Energy, Inc	20,059
1,214	e*	ExlService Holdings, Inc	27,873
900	e*	First Advantage Corp (Class A)	19,071
276	e*	Forrester Research, Inc	7,336
5,345	e	FTD Group, Inc	71,730
6,355	e*	Gerber Scientific, Inc	56,496
3,880	e	Gevity HR, Inc	33,601
696	e*	Global Cash Access, Inc	4,079
274	e	Heidrick & Struggles International, Inc	8,913
2,720	e*	HSW International, Inc	13,709
5,774	*	Hypercom Corp	25,059
4,043	e*	i2 Technologies, Inc	45,524
1,218	e*	ICT Group, Inc	12,290
4,411	e	Infospace, Inc	51,035
5,804		infoUSA, Inc	35,462
827	e	Integral Systems, Inc	24,173
6,270		Interactive Data Corp	178,507
680	e*	Internet Brands, Inc	5,012
10,676	e*	Internet Capital Group, Inc	111,778
1,961	e*	Interwoven, Inc	20,943
7,153	e*	Ipass, Inc	21,602
4,756	e*	JDA Software Group, Inc	86,797
4,778	e	Kelly Services, Inc (Class A)	98,236
4,294	e*	Keynote Systems, Inc	50,626
1,883	e*	Kforce, Inc	16,646
2,225	e*	Korn/Ferry International	37,603
33,539	*	Lawson Software, Inc	252,549
1,270	e*	Limelight Networks, Inc	4,115
3,786	e*	Lionbridge Technologies	12,683
1,278	e*	Manhattan Associates, Inc	29,305
4,381	e*	Mantech International Corp (Class A)	198,722
1,946	e	Marchex, Inc (Class B)	19,421
9,343	e*	Mentor Graphics Corp	82,499
345	e*	MicroStrategy, Inc (Class A)	25,527
740	e*	Monotype Imaging Holdings, Inc	11,181
23,433	e*	MPS Group, Inc	276,978
12,035	*	MSC.Software Corp	156,335
5,714	e*	Ness Technologies, Inc	54,226
7,526	e*	On Assignment, Inc	47,790
11,967	e*	OpenTV Corp (Class A)	14,121
2,221	e*	Packeteer, Inc	11,305
16,947	e*	Parametric Technology Corp	270,813
3,095	e*	PDF Solutions, Inc	17,053

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,534	e	Pegasystems, Inc	$34,032
3,091	*	PeopleSupport, Inc	28,190
23,729	e*	Perot Systems Corp (Class A)	356,884
14,985	*	Premiere Global Services, Inc	214,885
530	*	PROS Holdings, Inc	6,652
540	e*	Protection One, Inc	5,179
910	e	QAD, Inc	7,653
2,169	e*	Quest Software, Inc	28,349
4,848	*	Radisys Corp	48,916
26,180	e*	RealNetworks, Inc	150,011
18,147	e*	Rent-A-Center, Inc	332,997
2,770	*	Riskmetrics Group Inc	53,600
2,852	e*	RSC Holdings, Inc	31,087
14,281	*	S1 Corp	101,538
11,359	e*	Secure Computing Corp	73,266
3,468	e*	SI International, Inc	66,551
13,200	*	SonicWALL, Inc	107,844
7,026	*	Spherion Corp	42,999
4,722	e*	SRA International, Inc (Class A)	114,792
610	e*	SuccessFactors, Inc	5,954
22,213	*	Sybase, Inc	584,202
4,286	e*	SYNNEX Corp	90,949
2,451	e*	Take-Two Interactive Software, Inc	62,550
3,939	e	TAL International Group, Inc	92,842
540	*	TechTarget, Inc	7,652
400		Textainer Group Holdings Ltd	6,032
51,791	e*	TIBCO Software, Inc	369,788
1,820	e*	Tiens Biotech Group USA, Inc	3,858
6,592	e	TNS, Inc	136,059
13,164		United Online, Inc	139,012
5,726	e	Viad Corp	206,193
3,305	e*	Vignette Corp	43,659
390	*	Virtusa Corp	3,806
3,672	e*	Volt Information Sciences, Inc	62,277
		TOTAL BUSINESS SERVICES	9,722,233

CHEMICALS AND ALLIED PRODUCTS - 5.46%
4,011	*	Albany Molecular Research, Inc	48,694
11,694	e*	Alpharma, Inc (Class A)	306,500
520	e*	Amicus Therapeutics, Inc	5,564
988	e*	Animal Health International, Inc	10,809
6,662	e	Arch Chemicals, Inc	248,226
19,027	e*	Arena Pharmaceuticals, Inc	130,145
3,049	e*	Aventine Renewable Energy Holdings, Inc	15,855
2,423	e*	Bentley Pharmaceuticals, Inc	39,374
2,080	e*	Bionovo, Inc	2,642
10,930	e*	Calgon Carbon Corp	164,497
7,473		Cambrex Corp	51,788
13,557	d, e	CF Industries Holdings, Inc	1,404,776
482	e*	Chattem, Inc	31,976
3,220	e*	Cytokinetics, Inc	10,690
6,567	e*	Elizabeth Arden, Inc	131,012
1,904	e*	Emergent Biosolutions, Inc	16,984
1,145	e*	Enzon Pharmaceuticals, Inc	10,545

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
11,796		Ferro Corp	$175,289
9,142	e	Georgia Gulf Corp	63,354
15,562		H.B. Fuller Co	317,620
16,702	e	Hercules, Inc	305,480
1,718	e*	Indevus Pharmaceuticals, Inc	8,195
2,685	e	Innophos Holdings, Inc	43,202
6,614		Innospec, Inc	140,217
476	e	Inter Parfums, Inc	10,510
1,083	e*	InterMune, Inc	15,790
12,362	e*	Inverness Medical Innovations, Inc	372,096
2,113	e	Koppers Holdings, Inc	93,627
14,091	e*	MannKind Corp	84,123
400	e*	MAP Pharmaceuticals, Inc	5,588
8,763	e*	Martek Biosciences Corp	267,885
5,189	e	Minerals Technologies, Inc	325,869
870	e*	Molecular Insight Pharmaceuticals, Inc	5,881
3,996	e*	Momenta Pharmaceuticals, Inc	43,676
9,384	e*	Nabi Biopharmaceuticals	37,724
5,462	e*	Neurocrine Biosciences, Inc	29,495
3,119	e	NewMarket Corp	235,329
2,063	e	NL Industries, Inc	22,528
20,042		Olin Corp	396,030
8,096	e*	OM Group, Inc	441,556
470	e*	Orexigen Therapeutics, Inc	4,841
3,483	e*	Pacific Ethanol, Inc	15,325
849	e*	Par Pharmaceutical Cos, Inc	14,764
9,901	e	Perrigo Co	373,565
5,327	e*	PharMerica Corp	88,268
25,064	*	PolyOne Corp	159,658
8,945	e*	Prestige Brands Holdings, Inc	73,170
52,038	e v*	Revlon, Inc (Class A)	50,477
9,524	*	Rockwood Holdings, Inc	312,101
1,088	e*	Salix Pharmaceuticals Ltd	6,833
1,444	e*	Sciele Pharma, Inc	28,158
12,774	e	Sensient Technologies Corp	376,705
1,630		Stepan Co	62,315
540	*	Sucampo Pharmaceuticals, Inc	4,320
10,899	e	Tronox, Inc (Class B)	42,506
5,960		UAP Holding Corp	228,506
1,490	e*	Ulta Salon Cosmetics & Fragrance, Inc	20,920
1,553	*	US BioEnergy Corp	9,163
29,708	e*	USEC, Inc	109,920
1,024	e*	Verasun Energy Corp	7,526
2,439	e*	Viropharma, Inc	21,805
11,845	e*	WR Grace & Co	270,303
5,790	e*	XOMA Ltd	14,996
		TOTAL CHEMICALS AND ALLIED PRODUCTS	8,367,286

COAL MINING - 0.07%
16,195	e*	International Coal Group, Inc	102,838
		TOTAL COAL MINING	102,838

COMMUNICATIONS - 2.02%
11,687	e	Alaska Communications Systems Group, Inc	143,049

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,413	e*	Anixter International, Inc	$90,489
1,650	e*	Aruba Networks, Inc	8,597
2,520	e	Atlantic Tele-Network, Inc	85,252
4,558	e*	Audiovox Corp (Class A)	48,679
1,402	e*	Brightpoint, Inc	11,721
104,361	e*	Charter Communications, Inc (Class A)	88,916
67,415	e*	Cincinnati Bell, Inc	287,188
32,091	e	Citadel Broadcasting Corp	53,271
2,338	e	Consolidated Communications Holdings, Inc	35,374
8,729	e*	Cox Radio, Inc (Class A)	103,701
1,637	e*	Crown Media Holdings, Inc (Class A)	8,463
4,211	e*	Cumulus Media, Inc (Class A)	26,866
3,956	e*	DG FastChannel, Inc	75,876
9,166	e*	Emmis Communications Corp (Class A)	31,898
8,548	e	Entercom Communications Corp (Class A)	84,882
10,276	*	Entravision Communications Corp (Class A)	68,438
8,136	e	Fairpoint Communications, Inc	73,387
29,093	e*	FiberTower Corp	51,204
1,692	e*	Fisher Communications, Inc	52,723
5,129	e*	Foundry Networks, Inc	59,394
12,735	e*	General Communication, Inc (Class A)	78,193
1,354	*	GeoEye, Inc	35,190
5,391	e*	Global Crossing Ltd	81,728
11,098	e	Gray Television, Inc	63,148
437	e*	Hungarian Telephone & Cable	7,582
16,364	e*	ICO Global Communications Holdings Ltd	50,565
12,204	e	IDT Corp (Class B)	47,229
8,623	e	Iowa Telecommunications Services, Inc	152,886
1,101		iPCS, Inc	25,708
3,509	e*	Knology, Inc	45,442
7,126	e*	Lin TV Corp (Class A)	68,481
1,723	e*	Lodgenet Entertainment Corp	10,493
1,629	e*	Mastec, Inc	13,374
14,359	e*	Mediacom Communications Corp (Class A)	62,174
970	e*	Neutral Tandem, Inc	17,470
2,252	e*	Nexstar Broadcasting Group, Inc (Class A)	13,287
7,673	e*	Nextwave Wireless, Inc	38,749
12,070	*	PAETEC Holding Corp	80,386
639	e	Preformed Line Products Co	31,107
22,184	*	Radio One, Inc (Class D)	33,720
7,978	e	RCN Corp	89,194
1,921	e*	Rural Cellular Corp (Class A)	84,966
3,022	e	Salem Communications Corp (Class A)	12,118
2,117	e*	SAVVIS, Inc	34,444
5,929		Shenandoah Telecom Co	87,986
7,030	e	Sinclair Broadcast Group, Inc (Class A)	62,637
7,194	e*	Spanish Broadcasting System, Inc (Class A)	12,733
3,949	e	SureWest Communications	61,052
7,508	*	Syniverse Holdings, Inc	125,083
6,130	e	USA Mobility, Inc	43,768
4,020	e*	Virgin Mobile USA, Inc	8,161
10,587	e*	Vonage Holdings Corp	19,586
		TOTAL COMMUNICATIONS	3,088,008

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
DEPOSITORY INSTITUTIONS - 13.34%
3,750	e	1st Source Corp	$78,938
2,013	e	Abington Bancorp, Inc	20,774
5,894	e	Amcore Financial, Inc	119,943
4,345	e	AmericanWest Bancorp	37,888
3,450	e	Ameris Bancorp	55,407
5,260	e	Anchor Bancorp Wisconsin, Inc	99,782
2,182	e	Bancfirst Corp	99,892
7,440		Banco Latinoamericano de Exportaciones S.A.	114,576
2,966	e*	Bancorp, Inc	35,829
13,597	e	Bank Mutual Corp	146,032
639	e	Bank of the Ozarks, Inc	15,272
11,894	e	BankAtlantic Bancorp, Inc (Class A)	46,506
6,143	e	BankFinancial Corp	97,735
9,246	e	BankUnited Financial Corp (Class A)	46,322
4,233	e	Banner Corp	97,528
8,840	e*	Beneficial Mutual Bancorp, Inc	87,428
2,890	e	Berkshire Hills Bancorp, Inc	72,799
10,242		Boston Private Financial Holdings, Inc	108,463
15,842	e	Brookline Bancorp, Inc	181,866
3,416	e	Capital City Bank Group, Inc	99,064
2,361	e	Capital Corp of the West	18,935
3,812	e	Capitol Bancorp Ltd	80,586
5,377	e	Cascade Bancorp	51,404
13,910	e	Cathay General Bancorp	288,354
13,686	e*	Centennial Bank Holdings, Inc	85,948
2,536	e	Center Financial Corp	22,976
8,066	e	Central Pacific Financial Corp	152,044
6,768	e	Chemical Financial Corp	161,349
20,679	e	Citizens Banking Corp	257,040
3,329	e	City Bank	74,137
4,630	e	City Holding Co	184,737
3,223	e	Clifton Savings Bancorp, Inc	32,488
2,575	e	CoBiz, Inc	33,527
4,783	e	Columbia Banking System, Inc	107,044
2,831	e*	Community Bancorp	38,388
8,081	e	Community Bank System, Inc	198,469
4,163	e	Community Trust Bancorp, Inc	121,976
10,325	e	Corus Bankshares, Inc	100,462
17,745	e	CVB Financial Corp	184,725
6,830	e	Dime Community Bancshares	119,388
5,816	e	Downey Financial Corp	106,898
778	e	Enterprise Financial Services Corp	19,450
3,122	e	First Bancorp	62,221
25,318	e	First Bancorp	257,231
6,327	e	First Busey Corp	133,626
9,626	e	First Charter Corp	257,110
19,809	e	First Commonwealth Financial Corp	229,586
6,994	e	First Community Bancorp, Inc	187,789
2,782	e	First Community Bancshares, Inc	101,320
9,070	e	First Financial Bancorp	121,992
5,359	e	First Financial Bankshares, Inc	219,612
3,630	e	First Financial Corp	111,731
3,161	e	First Financial Holdings, Inc	74,157

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,005	e	First Merchants Corp	$142,843
13,514	e	First Midwest Bancorp, Inc	375,284
28,791	e	First Niagara Financial Group, Inc	391,270
4,400	e	First Place Financial Corp	57,200
2,386	e*	First Regional Bancorp	39,130
5,600	e	First State Bancorporation	74,984
3,787	e*	FirstFed Financial Corp	102,817
21,870	e	FirstMerit Corp	451,834
11,714	e	Flagstar Bancorp, Inc	84,575
5,848		Flushing Financial Corp	102,808
16,516	e	FNB Corp	257,815
8,271	e*	Franklin Bank Corp	25,061
18,422	e v*	Fremont General Corp	9,211
10,499	e	Frontier Financial Corp	185,622
14,357	e	Glacier Bancorp, Inc	275,224
2,642	e	Great Southern Bancorp, Inc	41,242
3,111	e	Greene County Bancshares, Inc	55,034
7,298	e	Hancock Holding Co	306,662
10,525	e	Hanmi Financial Corp	77,780
7,643	e	Harleysville National Corp	110,212
3,544	e	Heartland Financial USA, Inc	74,991
3,481	e	Heritage Commerce Corp	63,807
3,150	e	Home Bancshares, Inc	65,741
3,196	e	Horizon Financial Corp	44,137
3,218	e	IBERIABANK Corp	142,397
1,520		Imperial Capital Bancorp, Inc	32,862
3,757	e	Independent Bank Corp	111,019
6,185	e	Independent Bank Corp	64,200
5,443	e	Integra Bank Corp	88,177
13,919		International Bancshares Corp	314,291
14,038	*	Investors Bancorp, Inc	215,483
4,851	e	Irwin Financial Corp	25,759
5,734	e	Kearny Financial Corp	62,787
620	e	K-Fed Bancorp	7,074
5,412	e	Lakeland Bancorp, Inc	69,977
3,328	e	Lakeland Financial Corp	75,379
4,275	e	Macatawa Bank Corp	44,503
5,103	e	MainSource Financial Group, Inc	79,097
9,432	e	MB Financial, Inc	290,317
5,784	e	Midwest Banc Holdings, Inc	73,920
6,040	e	Nara Bancorp, Inc	78,460
1,175	e	NASB Financial, Inc	30,785
21,055	e	National Penn Bancshares, Inc	383,005
8,757	e	NBT Bancorp, Inc	194,405
16,067	e	NewAlliance Bancshares, Inc	196,981
4,600	*	Northfield Bancorp, Inc	47,150
5,106	e	Northwest Bancorp, Inc	139,547
18,051	e	Old National Bancorp	324,918
3,740	e	Old Second Bancorp, Inc	99,334
3,493	e	Omega Financial Corp	108,982
5,553		Oriental Financial Group, Inc	109,450
1,620	*	Oritani Financial Corp	24,575
12,826	e	Pacific Capital Bancorp	275,759
3,253	e	Park National Corp	230,475

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,903	e	Peoples Bancorp, Inc	$69,991
6,607	e	PFF Bancorp, Inc	54,970
2,823	e*	Pinnacle Financial Partners, Inc	72,269
2,059	e	Preferred Bank	34,365
1,972	e	PrivateBancorp, Inc	62,059
9,682	e	Prosperity Bancshares, Inc	277,486
8,972	e	Provident Bankshares Corp	96,359
16,556	e	Provident Financial Services, Inc	234,102
10,910	e	Provident New York Bancorp	147,285
527	e	QC Holdings, Inc	4,769
5,710	e	Renasant Corp	128,475
2,586	e	Republic Bancorp, Inc (Class A)	48,824
2,660	e	Rockville Financial, Inc	36,442
2,550	e	Roma Financial Corp	38,021
1,595	e	Royal Bancshares of Pennsylvania (Class A)	23,080
6,807	e	S&T Bancorp, Inc	218,981
3,122	e	S.Y. Bancorp, Inc	72,555
4,354	e	Sandy Spring Bancorp, Inc	119,822
1,200		Santander BanCorp	12,132
2,840	e	SCBT Financial Corp	95,992
3,849	e	Seacoast Banking Corp of Florida	42,147
5,654	e	Security Bank Corp	44,951
491	e*	Signature Bank	12,521
3,880	e	Simmons First National Corp (Class A)	115,352
20,159	e	South Financial Group, Inc	299,563
2,903	e	Southside Bancshares, Inc	69,875
3,906		Southwest Bancorp, Inc	68,394
4,840	e	Sterling Bancorp	75,165
20,232	e	Sterling Bancshares, Inc	201,106
7,104	e	Sterling Financial Corp	123,965
14,006	e	Sterling Financial Corp	218,634
482	e	Suffolk Bancorp	15,270
4,350	e*	Sun Bancorp, Inc	57,290
5,439	e*	Superior Bancorp	27,032
23,133	e	Susquehanna Bancshares, Inc	471,219
7,131	e*	SVB Financial Group	311,197
1,677	e	Taylor Capital Group, Inc	27,536
5,377	e*	Texas Capital Bancshares, Inc	90,764
4,772	e	TierOne Corp	53,828
1,811	e	Tompkins Trustco, Inc	89,101
3,888	e	Trico Bancshares	67,301
13,352	e	Trustmark Corp	297,483
27,154	e	UCBH Holdings, Inc	210,715
8,415	e	UMB Financial Corp	346,698
16,644	e	Umpqua Holdings Corp	258,148
3,665	e	Union Bankshares Corp	70,991
9,839	e	United Bankshares, Inc	262,209
11,120	e	United Community Banks, Inc	188,818
7,000	e	United Community Financial Corp	43,400
3,446	e	Univest Corp of Pennsylvania	90,251
3,010		ViewPoint Financial Group	49,695
467	e*	Virginia Commerce Bancorp	5,361
30,463	e	W Holding Co, Inc	36,251
3,195	e	Washington Trust Bancorp, Inc	79,300

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,427	e*	Wauwatosa Holdings, Inc	$28,881
6,858	e	WesBanco, Inc	169,461
4,181	e	West Coast Bancorp	61,001
6,030	e	Westamerica Bancorporation	317,178
1,733	e*	Western Alliance Bancorp	22,286
2,935	e	Westfield Financial, Inc	28,675
3,903	e	Wilshire Bancorp, Inc	29,819
6,466		Wintrust Financial Corp	225,987
1,686	e	WSFS Financial Corp	83,086
		TOTAL DEPOSITORY INSTITUTIONS	20,450,980

EATING AND DRINKING PLACES - 0.81%
3,142	e*	AFC Enterprises	28,247
360	e*	Benihana, Inc (Class A)	4,057
8,471	e	Bob Evans Farms, Inc	233,715
2,612	e	CBRL Group, Inc	93,431
3,763	e*	CEC Entertainment, Inc	108,675
11,914	e	Domino's Pizza, Inc	160,720
2,670	e	IHOP Corp	127,893
7,418	*	Jack in the Box, Inc	199,322
3,421	e	Landry's Restaurants, Inc	55,694
313	e*	McCormick & Schmick's Seafood Restaurants, Inc	3,646
1,720	e*	Morton's Restaurant Group, Inc	13,640
5,987	e	O'Charleys, Inc	68,970
2,196	e*	Papa John's International, Inc	53,165
3,198	e	Ruby Tuesday, Inc	23,985
7,686	e*	Steak N Shake Co	60,489
		TOTAL EATING AND DRINKING PLACES	1,235,649

EDUCATIONAL SERVICES - 0.01%
180	*	American Public Education, Inc	5,467
530	e*	Lincoln Educational Services Corp	6,360
		TOTAL EDUCATIONAL SERVICES	11,827

ELECTRIC, GAS, AND SANITARY SERVICES - 5.83%
7,010		Allete, Inc	270,726
340	e	American Ecology Corp	8,612
4,634	e	American States Water Co	166,824
101,845	e*	Aquila, Inc	326,922
14,332		Avista Corp	280,334
10,232	e	Black Hills Corp	366,101
5,400	e	California Water Service Group	206,010
6,182	e*	Casella Waste Systems, Inc (Class A)	67,569
2,677		Central Vermont Public Service Corp	63,980
4,284	e	CH Energy Group, Inc	166,648
16,221		Cleco Corp	359,782
12,444	*	El Paso Electric Co	265,928
9,117		Empire District Electric Co	184,619
3,800		EnergySolutions, Inc	87,172
1,369	e	EnergySouth, Inc	71,448
190	e*	EnerNOC, Inc	2,166
11,954	e	Idacorp, Inc	383,843
5,946	e	Laclede Group, Inc	211,856
5,869	e	MGE Energy, Inc	199,898

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
11,410	e	New Jersey Resources Corp	$354,281
12,235	e	Nicor, Inc	409,995
7,331	e	Northwest Natural Gas Co	318,459
10,596	e	NorthWestern Corp	258,225
1,060	*	Orion Energy Systems Inc	10,112
8,114	e	Otter Tail Corp	287,154
4,193	e*	Pico Holdings, Inc	126,754
20,271		Piedmont Natural Gas Co, Inc	532,316
1,189	e*	Pike Electric Corp	16,563
20,926	e	PNM Resources, Inc	260,947
8,208	e	Portland General Electric Co	185,090
3,367	e	Resource America, Inc (Class A)	31,818
3,809	e	SJW Corp	108,899
8,047	e	South Jersey Industries, Inc	282,530
11,458		Southwest Gas Corp	320,366
6,600	e	Southwest Water Co	73,062
6,840	e	UIL Holdings Corp	206,089
9,589		Unisource Energy Corp	213,451
5,331	e*	Waste Connections, Inc	163,875
5,067	e*	Waste Services, Inc	41,144
27,161	e	Westar Energy, Inc	618,456
13,379	e	WGL Holdings, Inc	428,931
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	8,938,955

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.10%
6,854	e*	Actel Corp	104,935
3,217	e	Acuity Brands, Inc	138,170
30,920	e*	Adaptec, Inc	90,905
7,216	e	Adtran, Inc	133,496
1,000	e*	Airvana, Inc	5,230
11,405	e*	Applied Micro Circuits Corp	81,888
1,679	e*	Arris Group, Inc	9,772
1,223	e*	ATMI, Inc	34,036
3,138	e	Bel Fuse, Inc (Class B)	87,425
15,929	*	Benchmark Electronics, Inc	285,926
2,084	e*	Ceradyne, Inc	66,605
10,724	e*	Checkpoint Systems, Inc	287,939
92,918	e*	Conexant Systems, Inc	53,883
9,894		CTS Corp	105,866
1,600	e	Cubic Corp	45,488
4,544	e*	Ditech Networks, Inc	13,359
8,156	*	DSP Group, Inc	103,907
7,640	e*	Electro Scientific Industries, Inc	125,907
2,053	e*	EMS Technologies, Inc	55,718
5,849	*	EnerSys	139,908
5,971	e*	Exar Corp	49,141
6,233	*	Gemstar-TV Guide International, Inc	29,295
28,341	e*	GrafTech International Ltd	459,408
650	e*	Greatbatch, Inc	11,967
8,298	e*	Helen of Troy Ltd	139,157
7,035	e*	Hutchinson Technology, Inc	111,927
8,853	e	Imation Corp	201,317
1,860	e*	Infinera Corp	22,320
3,010	*	IXYS Corp	20,558

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
21,776	e*	Kemet Corp	$87,975
31,906	e*	Lattice Semiconductor Corp	90,613
4,205	e*	Littelfuse, Inc	147,049
3,012	e*	Loral Space & Communications, Inc	71,806
4,919		LSI Industries, Inc	64,980
2,370	e*	Mattson Technology, Inc	14,433
6,770	e*	Mercury Computer Systems, Inc	38,047
10,146		Methode Electronics, Inc	118,607
7,723	e*	Moog, Inc (Class A)	325,988
42,716	e*	MRV Communications, Inc	58,521
1,241	e*	Multi-Fineline Electronix, Inc	23,294
1,217	e	National Presto Industries, Inc	63,771
10,941	e*	Omnivision Technologies, Inc	184,028
22,921	e	Openwave Systems, Inc	56,156
3,293	e*	Oplink Communications, Inc	29,209
2,340	*	Optium Corp	16,450
2,307	e*	OSI Systems, Inc	53,107
5,372	e	Park Electrochemical Corp	138,866
4,774	e*	Pericom Semiconductor Corp	70,082
11,572	e*	Photronics, Inc	110,513
13,066	e	Plantronics, Inc	252,304
4,909	e*	Plexus Corp	137,697
3,839	e*	PMC - Sierra, Inc	21,882
2,400	e*	Polypore International, Inc	49,656
777	*	Powell Industries, Inc	30,590
19,892	e*	Power-One, Inc	63,853
35,885	e*	Powerwave Technologies, Inc	91,507
8,680	e	Regal-Beloit Corp	317,948
27,716	e*	RF Micro Devices, Inc	73,725
4,815	e*	Rogers Corp	160,869
560	e*	Rubicon Technology, Inc	16,229
4,801	e*	Seachange International, Inc	33,751
3,074	e*	Semtech Corp	44,050
1,830	*	ShoreTel, Inc	9,370
3,003	e*	Silicon Image, Inc	15,045
25,395	e*	Silicon Storage Technology, Inc	66,535
37,791	e*	Skyworks Solutions, Inc	275,118
29,129	e*	Spansion, Inc (Class A)	80,105
11,184	e*	Spectrum Brands, Inc	51,111
4,165	*	Standard Microsystems Corp	121,535
1,430	e*	Starent Networks Corp	19,305
3,623	e*	Stoneridge, Inc	48,729
29,745	e*	Sycamore Networks, Inc	108,867
6,737	e*	Symmetricom, Inc	23,512
1,200	e*	Syntax-Brillian Corp	1,176
6,978	e	Technitrol, Inc	161,401
16,250	e*	Tekelec	202,313
37,122	e*	Triquint Semiconductor, Inc	187,837
10,137	e*	TTM Technologies, Inc	114,751
4,528	e*	Ultra Clean Holdings	44,374
2,624	e*	Universal Display Corp	37,576
16,090	e*	Utstarcom, Inc	45,696
9,001	e*	Zoran Corp	122,954
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	7,810,319

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
ENGINEERING AND MANAGEMENT SERVICES - 1.89%
2,589	e*	Aecom Technology Corp	$67,340
21,434	*	Applera Corp (Celera Genomics Group)	315,080
7,922	e*	Ariad Pharmaceuticals, Inc	26,697
2,805	e	CDI Corp	70,265
740	e*	China Architectural Engineering, Inc	4,033
410	e*	comScore, Inc	8,225
2,875	*	Cornell Cos, Inc	64,573
384	e*	CRA International, Inc	12,342
1,136	*	Exponent, Inc	37,306
5,395	e*	Harris Interactive, Inc	14,728
9,410	e*	Incyte Corp	98,899
12,298	e*	Isis Pharmaceuticals, Inc	173,525
1,090	e	Landauer, Inc	54,871
3,456	e*	LECG Corp	32,348
4,591		MAXIMUS, Inc	168,536
6,390	e*	Maxygen, Inc	41,279
1,808	e*	MTC Technologies, Inc	42,994
3,931	e*	Navigant Consulting, Inc	74,610
2,505	e*	PharmaNet Development Group, Inc	63,201
1,317	e*	Rigel Pharmaceuticals, Inc	24,575
45,337	e*	SAIC, Inc	842,815
3,864	e*	Symyx Technologies, Inc	28,980
2,380	e*	Telik, Inc	5,807
6,398	e*	Tetra Tech, Inc	124,825
8,802	e	Watson Wyatt & Co Holdings (Class A)	499,514
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,897,368

FABRICATED METAL PRODUCTS - 1.57%
2,306	e	Ameron International Corp	215,680
17,322	e	Aptargroup, Inc	674,345
1,261	e*	Chart Industries, Inc	42,672
4,450		CIRCOR International, Inc	205,813
5,774	e*	Commercial Vehicle Group, Inc	57,220
458	e	Compx International, Inc	4,214
8,000	e*	Griffon Corp	68,800
292	e	Gulf Island Fabrication, Inc	8,386
2,658	e	Insteel Industries, Inc	30,913
2,443	*	Ladish Co, Inc	87,948
2,138	e	Lifetime Brands, Inc	19,114
2,054	e*	Mobile Mini, Inc	39,026
31,311	e	Mueller Water Products, Inc (Class A)	256,124
4,516	e*	NCI Building Systems, Inc	109,287
2,155	e*	Park-Ohio Holdings Corp	33,855
2,676	*	PGT, Inc	7,332
3,144		Silgan Holdings, Inc	156,037
5,318	e	Simpson Manufacturing Co, Inc	144,543
3,344	*	Trimas Corp	17,623
8,106	e	Watts Water Technologies, Inc (Class A)	227,211
		TOTAL FABRICATED METAL PRODUCTS	2,406,143

FOOD AND KINDRED PRODUCTS - 1.13%
430	e*	Boston Beer Co, Inc (Class A)	20,442

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,797	e	Farmer Bros Co	$41,583
12,080	e	Flowers Foods, Inc	298,980
3,251	e	Imperial Sugar Co	61,184
1,223		J&J Snack Foods Corp	33,596
591	e	Lancaster Colony Corp	23,616
6,167	e	Lance, Inc	120,873
2,592	e	MGP Ingredients, Inc	18,118
9,599	*	Performance Food Group Co	313,695
5,204	e*	Ralcorp Holdings, Inc	302,613
3,112	e	Reddy Ice Holdings, Inc	40,549
1,790	e	Sanderson Farms, Inc	68,038
7,660	e	Tootsie Roll Industries, Inc	193,049
8,480	*	TreeHouse Foods, Inc	193,853
		TOTAL FOOD AND KINDRED PRODUCTS	1,730,189

FOOD STORES - 0.62%
5,054	e*	Great Atlantic & Pacific Tea Co, Inc	132,516
425		Ingles Markets, Inc (Class A)	10,451
3,833	e*	Pantry, Inc	80,800
11,162	e	Ruddick Corp	411,431
829		Village Super Market (Class A)	42,694
3,331	e	Weis Markets, Inc	114,820
8,894	e*	Winn-Dixie Stores, Inc	159,736
		TOTAL FOOD STORES	952,448

FURNITURE AND FIXTURES - 0.37%
6,094	e	Ethan Allen Interiors, Inc	173,252
13,192	e	Furniture Brands International, Inc	154,346
2,995	e	Hooker Furniture Corp	66,908
3,221	e	Kimball International, Inc (Class B)	34,529
13,997	e	La-Z-Boy, Inc	116,735
3,440	e	Sealy Corp	26,144
		TOTAL FURNITURE AND FIXTURES	571,914

FURNITURE AND HOMEFURNISHINGS STORES - 0.18%
5,235	e	Haverty Furniture Cos, Inc	55,700
1,950	e*	hhgregg, Inc	21,938
24,116	e*	Pier 1 Imports, Inc	151,448
8,837	e	Tuesday Morning Corp	45,776
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	274,862

GENERAL BUILDING CONTRACTORS - 0.48%
260	e	Amrep Corp	13,598
1,507	e*	Avatar Holdings, Inc	65,690
10,968	e	Beazer Homes USA, Inc	103,648
3,005	e	Brookfield Homes Corp	50,484
10,324	e*	Hovnanian Enterprises, Inc (Class A)	109,434
3,302	e	M/I Homes, Inc	56,068
7,146	e*	Meritage Homes Corp	138,061
2,815	e*	Palm Harbor Homes, Inc	14,807
1,698	e*	Perini Corp	61,519
17,921	e	Standard-Pacific Corp	87,096
8,584	e*	WCI Communities, Inc	28,756
		TOTAL GENERAL BUILDING CONTRACTORS	729,161

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
GENERAL MERCHANDISE STORES - 0.37%
5,745	e*	99 Cents Only Stores	$56,818
1,972	e	Bon-Ton Stores, Inc	10,787
13,733	e	Casey's General Stores, Inc	310,366
2,940	e*	Conn's, Inc	47,951
11,003	e	Fred's, Inc	112,781
6,538	e	Stein Mart, Inc	36,744
		TOTAL GENERAL MERCHANDISE STORES	575,447

HEALTH SERVICES - 1.30%
3,125	e*	Alliance Imaging, Inc	26,875
463	e*	Amedisys, Inc	18,214
310	e*	American Dental Partners, Inc	2,998
8,299	*	Amsurg Corp	196,520
7,094	e*	Apria Healthcare Group, Inc	140,107
11,496	e*	Assisted Living Concepts, Inc (A Shares)	67,711
8,163	e*	Cross Country Healthcare, Inc	100,976
1,519	e*	Emeritus Corp	31,686
540		Ensign Group, Inc	5,006
270	*	Genoptix, Inc	6,753
5,255	e*	Gentiva Health Services, Inc	114,349
21,400	e*	Healthsouth Corp	380,706
4,762	e*	Immunomedics, Inc	13,381
750	*	IPC The Hospitalist Co, Inc	14,835
7,808	*	Kindred Healthcare, Inc	170,761
8,934	e*	Magellan Health Services, Inc	354,590
1,078	*	Matria Healthcare, Inc	24,039
1,923	e*	Medcath Corp	34,999
739	e	National Healthcare Corp	35,989
8,498	e*	Odyssey HealthCare, Inc	76,482
4,920	*	RehabCare Group, Inc	73,800
2,667	e*	Skilled Healthcare Group, Inc (Class A)	29,284
1,841	e*	Sunrise Senior Living, Inc	41,017
1,210	*	Triple-S Management Corp	21,357
360	e*	Virtual Radiologic Corp	5,501
		TOTAL HEALTH SERVICES	1,987,936

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.09%
517	e*	Comverge, Inc	5,341
4,006	e	Granite Construction, Inc	131,036
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	136,377

HOLDING AND OTHER INVESTMENT OFFICES - 11.95%
2,130	e	Agree Realty Corp	58,469
15,474	e	Alesco Financial, Inc	44,565
4,317	e	Alexandria Real Estate Equities, Inc	400,272
7,310		American Campus Communities, Inc	200,002
35,603		American Financial Realty Trust	282,688
5,426	e*	Ampal American Israel (Class A)	34,726
17,253	e	Anthracite Capital, Inc	113,870
19,781	e	Anworth Mortgage Asset Corp	121,258
32,048	e	Apollo Investment Corp	507,320
3,709	e	Arbor Realty Trust, Inc	55,932

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
28,799	e	Ashford Hospitality Trust, Inc	$163,578
17,787	e	BioMed Realty Trust, Inc	424,931
1,718	e	BRT Realty Trust	24,069
11,540	e	Capital Lease Funding, Inc	89,666
801	e	Capital Southwest Corp	99,100
3,634	e	Capital Trust, Inc (Class A)	97,936
7,602	e	CBRE Realty Finance, Inc	30,636
12,082		Cedar Shopping Centers, Inc	141,118
586	e	Cherokee, Inc	19,731
9,537	e	Corporate Office Properties Trust	320,539
6,605	e	Crystal River Capital, Inc	58,983
45,769	e	DCT Industrial Trust, Inc	455,859
18,401	e	Deerfield Capital Corp	25,945
25,690	e	DiamondRock Hospitality Co	325,492
1,264	e	EastGroup Properties, Inc	58,725
7,368		Education Realty Trust, Inc	92,616
5,879	e*	Energy Infrastructure Acquisition Corp	58,496
7,629	e	Entertainment Properties Trust	376,339
10,012	e	Equity One, Inc	239,988
17,495	e	Extra Space Storage, Inc	283,244
4,857	e	First Industrial Realty Trust, Inc	150,033
6,336	e	First Potomac Realty Trust	97,384
16,174	e	Franklin Street Properties Corp	231,612
37,705	e	Friedman Billings Ramsey Group, Inc (Class A)	64,099
5,764	e	Gladstone Capital Corp	107,844
8,474	e	GMH Communities Trust	73,554
6,752	e	Gramercy Capital Corp	141,319
13,776	e	Healthcare Realty Trust, Inc	360,242
11,294	e	Hersha Hospitality Trust	101,985
4,751	e*	HFF, Inc (Class A)	23,803
8,830	e*	Hicks Acquisition Co I, Inc	81,059
4,448		Highwoods Properties, Inc	138,199
12,428	e*	Hilltop Holdings, Inc	129,251
2,012		Home Properties, Inc	96,556
20,481	e	IMPAC Mortgage Holdings, Inc	26,011
12,725	e	Inland Real Estate Corp	193,547
15,359	e	Investors Real Estate Trust	150,211
61,700	e	iShares Russell 2000 Value Index Fund	4,045,669
15,453	e*	Jamba, Inc	40,950
3,535	e	JER Investors Trust, Inc	29,977
5,317	e	Kite Realty Group Trust	74,438
10,899	e	LaSalle Hotel Properties	313,128
16,676	e	Lexington Corporate Properties Trust	240,301
6,430	e	LTC Properties, Inc	165,315
14,199	ev	Luminent Mortgage Capital, Inc	8,235
5,585	e	Maguire Properties, Inc	79,921
17,595	e	Medical Properties Trust, Inc	199,175
12,108	e*	Meruelo Maddux Properties, Inc	30,754
41,470	e	MFA Mortgage Investments, Inc	261,261
4,946	e	Mission West Properties, Inc	46,740
6,710		MVC Capital, Inc	102,260
5,866	e	National Health Investors, Inc	183,313
19,435		National Retail Properties, Inc	428,542
3,007	e	Nationwide Health Properties, Inc	101,486

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
11,076	e	Newcastle Investment Corp	$91,488
16,748	e	NorthStar Realty Finance Corp	136,831
6,710	*	NRDC Acquisition Corp	61,665
4,320		Parkway Properties, Inc	159,667
1,720	e	PennantPark Investment Corp	14,637
8,734	e	Pennsylvania Real Estate Investment Trust	213,022
9,863	e	Post Properties, Inc	380,909
10,599	e	Potlatch Corp	437,421
6,518	e	Prospect Capital Corp	99,204
17,303	e	RAIT Investment Trust	120,083
1,796	e	Ramco-Gershenson Properties	37,914
27,452	e	Realty Income Corp	703,320
6,690	e	Redwood Trust, Inc	243,182
5,574	e	Resource Capital Corp	42,195
25,784	e	Senior Housing Properties Trust	611,081
5,935	e	Sovran Self Storage, Inc	253,484
20,210	e	Strategic Hotels & Resorts, Inc	265,357
17,006	e	Sunstone Hotel Investors, Inc	272,266
7,494	e*	Tarragon Corp	16,112
7,760	e*	Triplecrown Acquisition Corp	70,771
2,088	e	Universal Health Realty Income Trust	69,530
5,680	e	Urstadt Biddle Properties, Inc (Class A)	89,346
12,130		U-Store-It Trust	137,433
13,496		Winthrop Realty Trust	55,604
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	18,306,789

HOTELS AND OTHER LODGING PLACES - 0.37%
3,843	e	Ameristar Casinos, Inc	70,135
5,603	e*	Bluegreen Corp	37,540
6,324	e*	Gaylord Entertainment Co	191,554
8,321	e*	Great Wolf Resorts, Inc	53,088
3,688	e*	Isle of Capri Casinos, Inc	26,369
5,258	e*	Lodgian, Inc	58,627
3,719	e	Marcus Corp	71,405
1,297	e*	Riviera Holdings Corp	26,731
8,660	e*	Trump Entertainment Resorts, Inc	31,176
		TOTAL HOTELS AND OTHER LODGING PLACES	566,625

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.54%
570	*	3PAR, Inc	3,853
1,776		Actuant Corp (Class A)	53,653
7,998	e	Albany International Corp (Class A)	289,048
6,781	e*	Allis-Chalmers Energy, Inc	93,510
1,793	e	Ampco-Pittsburgh Corp	77,081
2,872	e*	Asyst Technologies, Inc	10,052
590	*	AuthenTec, Inc	5,865
27,057	*	Axcelis Technologies, Inc	151,519
4,579		Black Box Corp	141,262
10,259	e*	Blount International, Inc	126,904
13,445	e	Briggs & Stratton Corp	240,666
16,165	e*	Brooks Automation, Inc	157,124
2,621	e	Cascade Corp	129,242
10,305	e*	Cirrus Logic, Inc	69,250
2,194	e*	Columbus McKinnon Corp	67,970

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,303	e*	Cray, Inc	$25,646
6,408	e	Curtiss-Wright Corp	265,804
1,872	e*	Cymer, Inc	48,747
15,218	e*	Electronics for Imaging, Inc	227,053
9,452	e*	Emulex Corp	153,500
5,832	e*	EnPro Industries, Inc	181,900
27,108	e*	Entegris, Inc	194,907
30,773	e*	Extreme Networks, Inc	95,396
2,719	e*	Gehl Co	46,060
3,214	e	Hardinge, Inc	44,225
8,528	*	Immersion Corp	60,634
3,492	*	Kadant, Inc	102,595
1,387	e	Kaydon Corp	60,903
1,243	e*	Kulicke & Soffa Industries, Inc	5,942
1,915	e	Lindsay Manufacturing Co	196,230
8,597	e	Modine Manufacturing Co	124,571
1,541		Nacco Industries, Inc (Class A)	124,729
680	*	Netezza Corp	6,440
2,139	e	Nordson Corp	115,185
13,374	e*	Oil States International, Inc	599,289
28,131	e	Palm, Inc	140,655
51,575	e*	Quantum Corp	110,371
7,154	e*	Rackable Systems, Inc	65,244
579	e*	Rimage Corp	12,680
7,670	e	Robbins & Myers, Inc	250,426
32,769	e*	Safeguard Scientifics, Inc	48,826
1,232	e	Sauer-Danfoss, Inc	27,276
725	e*	Scansource, Inc	26,238
4,504	e*	Semitool, Inc	37,473
1,663	e*	Silicon Graphics, Inc	19,723
3,420		Standex International Corp	76,403
5,621	e*	STEC, Inc	34,794
230	*	T-3 Energy Services, Inc	9,789
4,100	e*	Tecumseh Products Co (Class A)	125,788
2,265	e	Tennant Co	90,170
2,954	e*	Ultratech, Inc	28,388
471	e	Watsco, Inc	19,509
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,420,508

INSTRUMENTS AND RELATED PRODUCTS - 2.69%
3,634		Analogic Corp	241,806
3,875	e*	Anaren, Inc	49,058
3,100	*	Angiodynamics, Inc	35,836
2,010	e*	Argon ST, Inc	34,190
559	e	Badger Meter, Inc	24,149
5,071	*	Bio-Rad Laboratories, Inc (Class A)	451,065
3,326	*	Cantel Medical Corp	35,322
3,168	e	Cohu, Inc	51,480
7,567	e*	Conmed Corp	194,018
29,963	e*	Credence Systems Corp	50,937
3,439	e	Datascope Corp	142,478
329	e*	Eagle Test Systems, Inc	3,455
6,365	*	Esterline Technologies Corp	320,605
2,532	*	Excel Technology, Inc	68,263

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,360	*	FGX International Holdings Ltd	$16,266
565	*	Haemonetics Corp	33,663
1,149	e*	ICU Medical, Inc	33,057
490	e*	Insulet Corp	7,056
7,789	e	Invacare Corp	173,539
3,457	*	Ixia	26,826
738	*	Kensey Nash Corp	21,365
7,635	e*	L-1 Identity Solutions, Inc	101,546
520	e*	Masimo Corp	13,520
2,375	*	Measurement Specialties, Inc	41,491
580	*	Medical Action Industries, Inc	9,529
6,264	e*	Merit Medical Systems, Inc	99,159
4,712	e	Mine Safety Appliances Co	194,087
11,710	e*	MKS Instruments, Inc	250,594
4,468		Movado Group, Inc	87,081
1,747		MTS Systems Corp	56,358
9,103	e*	Newport Corp	101,681
1,800	e*	Orthofix International NV	71,586
862	e*	Rofin-Sinar Technologies, Inc	38,704
3,558	e*	Rudolph Technologies, Inc	34,762
4,390	e*	Sonic Solutions, Inc	42,364
9,642	e	STERIS Corp	258,695
8,790	*	Symmetry Medical, Inc	145,914
1,480	e*	Teledyne Technologies, Inc	69,560
320	e*	Trans1, Inc	3,728
3,440	*	Varian, Inc	199,245
7,370	e*	Veeco Instruments, Inc	122,563
360	e*	Vital Images, Inc	5,335
273		Vital Signs, Inc	13,827
678	*	Wright Medical Group, Inc	16,367
5,411	e*	X-Rite, Inc	32,304
1,362	e*	Zoll Medical Corp	36,216
4,363	e*	Zygo Corp	54,276
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,114,926

INSURANCE AGENTS, BROKERS AND SERVICE - 0.34%
7,317	e*	Crawford & Co (Class B)	38,414
9,371	e	Hilb Rogal & Hobbs Co	294,905
3,237	e	National Financial Partners Corp	72,735
6,373	e*	United America Indemnity Ltd (Class A)	122,744
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	528,798

INSURANCE CARRIERS - 7.03%
9,050	e	Alfa Corp	198,919
15,451	e	American Equity Investment Life Holding Co	143,385
2,270		American Physicians Capital, Inc	105,237
14,338	e*	AMERIGROUP Corp	391,858
5,064	*	Amerisafe, Inc	64,009
1,768	e	Amtrust Financial Services, Inc	28,659
7,971	*	Argo Group International Holdings Ltd	283,130
23,944	e	Aspen Insurance Holdings Ltd	631,643
21,792		Assured Guaranty Ltd	517,342
2,120	e	Baldwin & Lyons, Inc (Class B)	54,442
2,058	e	Castlepoint Holdings Ltd	20,024

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,599	e*	Centene Corp	$50,170
9,162	e*	Citizens, Inc	61,294
4,540	e*	CNA Surety Corp	69,825
13,284	e	Commerce Group, Inc	479,021
739	*	Darwin Professional Underwriters, Inc	16,620
11,801	e	Delphi Financial Group, Inc (Class A)	344,943
3,640	e	Donegal Group, Inc (Class A)	63,336
1,530	e	EMC Insurance Group, Inc	41,142
13,288		Employers Holdings, Inc	246,360
3,850		FBL Financial Group, Inc (Class A)	109,687
4,779	e*	First Acceptance Corp	13,620
1,584	*	First Mercury Financial Corp	27,577
3,704		Flagstone Reinsurance Holdings Ltd	44,818
2,478	e*	Fpic Insurance Group, Inc	116,813
2,674	e*	Greenlight Capital Re Ltd (Class A)	49,736
1,364	e*	Hallmark Financial Services	15,222
4,059		Harleysville Group, Inc	146,489
4,720	*	Healthspring, Inc	66,458
11,069		Horace Mann Educators Corp	193,486
1,770	e	Independence Holding Co	21,098
4,446		Infinity Property & Casualty Corp	184,954
16,433		IPC Holdings Ltd	460,124
1,304	e	Kansas City Life Insurance Co	62,670
4,192	e	LandAmerica Financial Group, Inc	165,458
15,242	e	Max Re Capital Ltd	399,188
8,612	e	Meadowbrook Insurance Group, Inc	67,260
2,665	e	Midland Co	173,038
3,636	e*	Molina Healthcare, Inc	88,791
26,080	e	Montpelier Re Holdings Ltd	418,584
1,144	e	National Interstate Corp	26,712
615	e	National Western Life Insurance Co (Class A)	133,326
3,632	e*	Navigators Group, Inc	197,581
1,577	e	NYMAGIC, Inc	35,814
7,295	e	Odyssey Re Holdings Corp	268,091
31,009	e	Phoenix Cos, Inc	378,620
14,609		Platinum Underwriters Holdings Ltd	474,208
8,637	e*	PMA Capital Corp (Class A)	73,760
5,971	e	Presidential Life Corp	104,134
9,232	e*	Primus Guaranty Ltd	33,051
9,053	e*	ProAssurance Corp	487,323
5,188	e*	RAM Holdings Ltd	11,777
5,322	e	RLI Corp	263,812
4,452	e	Safety Insurance Group, Inc	151,947
5,602	*	SeaBright Insurance Holdings, Inc	82,517
6,348	e v	Security Capital Assurance Ltd	3,237
14,909	e	Selective Insurance Group, Inc	356,027
4,008	e	State Auto Financial Corp	116,753
4,703	e	Stewart Information Services Corp	131,637
3,094	e*	Triad Guaranty, Inc	15,470
6,026		United Fire & Casualty Co	225,372
10,284	*	Universal American Financial Corp	109,010
3,950	e	Validus Holdings Ltd	92,549
10,067	e	Zenith National Insurance Corp	361,003
		TOTAL INSURANCE CARRIERS	10,770,161

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
LEATHER AND LEATHER PRODUCTS - 0.28%
998	e*	Genesco, Inc	$23,064
2,836	*	Steven Madden Ltd	48,581
8,308	e*	Timberland Co (Class A)	114,069
2,010	e	Weyco Group, Inc	59,637
6,234	e	Wolverine World Wide, Inc	180,848
		TOTAL LEATHER AND LEATHER PRODUCTS	426,199

LUMBER AND WOOD PRODUCTS - 0.19%
3,035	e	American Woodmark Corp	62,400
3,141	e*	Champion Enterprises, Inc	31,504
1,790	e	Skyline Corp	49,798
4,495	e	Universal Forest Products, Inc	144,739
		TOTAL LUMBER AND WOOD PRODUCTS	288,441

METAL MINING - 0.47%
64,329	e*	Coeur d'Alene Mines Corp	259,889
6,376	*	Rosetta Resources, Inc	125,416
4,354	e	Royal Gold, Inc	131,360
10,683	e*	Stillwater Mining Co	165,266
7,284	e*	Uranium Resources, Inc	43,631
		TOTAL METAL MINING	725,562

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.56%
5,737	e	Blyth, Inc	113,134
18,080	e	Callaway Golf Co	265,414
7,526	*	Jakks Pacific, Inc	207,492
2,779	e	Marine Products Corp	22,454
6,750	e	Nautilus, Inc	22,208
5,017	e*	RC2 Corp	105,206
4,655	e*	Russ Berrie & Co, Inc	65,449
2,241	e*	Steinway Musical Instruments, Inc	63,913
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	865,270

MISCELLANEOUS RETAIL - 0.47%
746	*	AC Moore Arts & Crafts, Inc	5,088
4,208	e	Books-A-Million, Inc	36,778
15,342	e	Borders Group, Inc	90,058
8,983	e*	Cabela's, Inc	127,199
549		Cash America International, Inc	19,984
1,131	e*	CKX, Inc	10,767
640	e*	Gander Mountain Co	3,891
500	e	Longs Drug Stores Corp	21,230
1,996	*	PC Connection, Inc	15,808
2,575	e	Pricesmart, Inc	71,353
1,217	e	Systemax, Inc	14,677
700	*	Titan Machinery, Inc	13,090
1,184	e*	Valuevision International, Inc (Class A)	6,559
1,773	e	World Fuel Services Corp	49,768
11,953	e*	Zale Corp	236,191
		TOTAL MISCELLANEOUS RETAIL	722,441

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
MOTION PICTURES - 0.38%
10,339	e*	Avid Technology, Inc	$251,651
52,212	e*	Blockbuster, Inc (Class A)	170,211
3,856	e	Carmike Cinemas, Inc	39,640
3,929	e	Cinemark Holdings, Inc	50,252
1,095	e*	Gaiam, Inc (Class A)	18,965
2,987	e*	Time Warner Telecom, Inc (Class A)	46,269
		TOTAL MOTION PICTURES	576,988

NONDEPOSITORY INSTITUTIONS - 1.29%
1,630	e	Advance America Cash Advance Centers, Inc	12,307
5,666	e	Advanta Corp (Class B)	39,832
7,010	e*	Alternative Asset Management Acquisition Corp	66,385
19,098	e	Ares Capital Corp	240,062
6,206	*	Ares Capital Corp	3,475
983	e	Asta Funding, Inc	13,693
1,960	e	BlackRock Kelso Capital Corp	23,402
6,890	e*	Boise, Inc	44,096
5,761	e	Centerline Holding Co	23,390
6,950	e	Chimera Investment Corp	85,485
1,999	e*	CompuCredit Corp	17,731
3,476	e*	Encore Capital Group, Inc	23,637
2,824	e	Federal Agricultural Mortgage Corp (Class C)	73,706
7,317	e	Financial Federal Corp	159,584
9,080	e*	Heckmann Corp	67,646
8,822	e	Hercules Technology Growth Capital, Inc	95,807
4,600	e*	Information Services Group, Inc	23,736
3,181	e*	INVESTools, Inc	34,959
4,017		Kohlberg Capital Corp	41,696
10,462	e*	Marathon Acquisition Corp	80,767
16,779	e	MCG Capital Corp	152,521
2,397	*	MCG Capital Corp	2,565
1,360	e*	Mercadolibre, Inc	54,074
4,143	e	Nelnet, Inc (Class A)	48,680
2,140	e*	NewStar Financial, Inc	11,085
4,656	e	NGP Capital Resources Co	76,452
6,433	e*	NTR Acquisition Co	61,564
9,337	e*	Ocwen Financial Corp	41,456
5,893	e	Patriot Capital Funding, Inc	61,700
14,606	*	PHH Corp	254,583
5,571	e	TICC Capital Corp	41,894
		TOTAL NONDEPOSITORY INSTITUTIONS	1,977,970

NONMETALLIC MINERALS, EXCEPT FUELS - 0.43%
4,813	e	AMCOL International Corp	150,310
8,739		Compass Minerals International, Inc	515,426
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	665,736

OIL AND GAS EXTRACTION - 4.83%
420	*	Approach Resources, Inc	6,586
2,888	e*	Basic Energy Services, Inc	63,767
6,465	e	Berry Petroleum Co (Class A)	300,558
1,704	e*	Bill Barrett Corp	80,514
778	e*	Bois d'Arc Energy, Inc	16,719
12,321	e*	Brigham Exploration Co	74,788

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,179	e*	Bronco Drilling Co, Inc	$115,654
5,619	*	Cal Dive International, Inc	58,325
5,544	e*	Callon Petroleum Co	100,291
1,543	e*	Clayton Williams Energy, Inc	80,992
3,233	e*	Comstock Resources, Inc	130,290
1,240	*	Concho Resources, Inc	31,794
172	e*	Dawson Geophysical Co	11,610
7,180	e*	Edge Petroleum Corp	28,935
14,433	*	Encore Acquisition Co	581,361
7,384	e*	Energy Partners Ltd	69,926
16,688	e*	EXCO Resources, Inc	308,728
16,386	e*	Exterran Holdings, Inc	1,057,552
4,748	e*	Geomet, Inc	31,622
46,280	e*	Grey Wolf, Inc	313,778
9,250	e*	Harvest Natural Resources, Inc	111,555
2,848	e	Kayne Anderson Energy Development Co	70,915
11,028	e*	Mariner Energy, Inc	297,866
5,769	e*	McMoRan Exploration Co	99,746
22,918	*	Meridian Resource Corp	33,919
2,796	e*	Newpark Resources, Inc	14,260
37,675	e*	Oilsands Quest, Inc	148,440
6,483	e*	Parker Drilling Co	41,880
6,123		Penn Virginia Corp	269,963
800	m,v	Petrocorp, Inc	(0)
25,275	e*	PetroHawk Energy Corp	509,797
3,517	e*	Petroleum Development Corp	243,623
13,492	e*	Pioneer Drilling Co	214,928
1,490	e*	Rex Energy Corp	24,794
7,611	*	Stone Energy Corp	398,131
4,556	e*	Sulphco, Inc	18,999
801	e*	Superior Offshore International, Inc	2,651
1,130	e*	Superior Well Services, Inc	24,713
8,124	e*	Swift Energy Co	365,499
3,968	e*	Toreador Resources Corp	30,871
3,220	e*	Trico Marine Services, Inc	125,483
3,594	e*	Union Drilling, Inc	62,859
16,256	e*	Vaalco Energy, Inc	80,792
739	e*	Warren Resources, Inc	8,772
11,425	e*	Whiting Petroleum Corp	738,626
		TOTAL OIL AND GAS EXTRACTION	7,402,872

PAPER AND ALLIED PRODUCTS - 0.71%
14,488	e	AbitibiBowater, Inc	187,040
10,402	e*	Buckeye Technologies, Inc	116,086
6,130	e	Chesapeake Corp	29,485
12,204	e	Glatfelter	184,402
8,953	e*	Mercer International, Inc	62,402
1,366	e	Neenah Paper, Inc	35,215
9,070		Rock-Tenn Co (Class A)	271,828
4,350	e	Schweitzer-Mauduit International, Inc	100,659
11,615	e	Wausau Paper Corp	95,940
		TOTAL PAPER AND ALLIED PRODUCTS	1,083,057

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
PERSONAL SERVICES - 0.57%
5,451	e*	Coinstar, Inc	$153,391
5,422	e	G & K Services, Inc (Class A)	193,077
1,364	e	Jackson Hewitt Tax Service, Inc	15,645
12,042		Regis Corp	331,035
1,032	e*	Steiner Leisure Ltd	34,056
3,905		Unifirst Corp	144,836
		TOTAL PERSONAL SERVICES	872,040

PETROLEUM AND COAL PRODUCTS - 0.18%
1,150	e*	CVR Energy, Inc	26,485
1,355		Delek US Holdings, Inc	17,168
10,715	e*	Headwaters, Inc	141,331
2,929	e	WD-40 Co	97,389
		TOTAL PETROLEUM AND COAL PRODUCTS	282,373

PRIMARY METAL INDUSTRIES - 1.84%
3,633	e*	Century Aluminum Co	240,650
6,457	e	Encore Wire Corp	117,582
3,517	e*	Esmark, Inc	39,742
6,690	e	Gibraltar Industries, Inc	78,474
600	e*	Horsehead Holding Corp	6,948
370	*	LB Foster Co (Class A)	15,932
10,091		Mueller Industries, Inc	291,125
2,468	*	Northwest Pipe Co	104,865
2,366	e	Olympic Steel, Inc	106,707
10,079	e	Quanex Corp	521,487
5,938	e	Schnitzer Steel Industries, Inc (Class A)	421,717
5,464	e*	Superior Essex, Inc	153,648
4,316	e	Texas Industries, Inc	259,435
7,511	e	Tredegar Corp	136,775
845	e*	Universal Stainless & Alloy	25,105
17,650	e	Worthington Industries, Inc	297,756
		TOTAL PRIMARY METAL INDUSTRIES	2,817,948

PRINTING AND PUBLISHING - 1.28%
10,853	e*	ACCO Brands Corp	147,275
4,775	e	AH Belo Corp (Class A)	54,581
14,271	e	American Greetings Corp (Class A)	264,727
23,016		Belo (A.H.) Corp (Class A)	243,279
7,573	e	Bowne & Co, Inc	115,488
353	e*	Consolidated Graphics, Inc	19,786
659	e	Courier Corp	16,442
2,132		CSS Industries, Inc	74,535
1,380	*	Dolan Media Co	27,752
7,000	e	Ennis, Inc	117,460
5,777	e	GateHouse Media, Inc	33,738
11,603	e	Journal Communications, Inc (Class A)	85,630
12,523	e	Lee Enterprises, Inc	125,355
5,753		Media General, Inc (Class A)	80,657
270	e	Multi-Color Corp	6,037
5,770	e*	Playboy Enterprises, Inc (Class B)	48,064
11,795	e	Primedia, Inc	86,693
3,576	e	Schawk, Inc	57,180
8,368	e*	Scholastic Corp	253,299

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,384	e	Standard Register Co	$26,361
7,259	e v*	Sun-Times Media Group, Inc (Class A)	5,226
6,766	e*	Valassis Communications, Inc	73,411
		TOTAL PRINTING AND PUBLISHING	1,962,976

RAILROAD TRANSPORTATION - 0.09%
4,051	e*	Genesee & Wyoming, Inc (Class A)	139,354
		TOTAL RAILROAD TRANSPORTATION	139,354

REAL ESTATE - 0.19%
5,590	e	DuPont Fabros Technology, Inc	92,179
128	e*	FX Real Estate and Entertainment, Inc	754
64	e*	FX Real Estate and Entertainment, Inc	5
25,445	e	Stewart Enterprises, Inc (Class A)	163,357
1,227	e*	Stratus Properties, Inc	36,160
		TOTAL REAL ESTATE	292,455

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.53%
16,841	e	Cooper Tire & Rubber Co	252,110
7,412	e	Schulman (A.), Inc	152,168
7,876	e	Spartech Corp	66,552
2,876	e*	Trex Co, Inc	22,663
8,439	e	Tupperware Corp	326,421
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	819,914

SECURITY AND COMMODITY BROKERS - 0.88%
5,266	e	Calamos Asset Management, Inc (Class A)	85,730
4,363	e*	Cowen Group, Inc	30,934
1,320	*	Duff & Phelps Corp	23,747
2,315	e	Evercore Partners, Inc (Class A)	41,091
5,600	*	FBR Capital Markets Corp	37,800
1,130	e	GAMCO Investors, Inc (Class A)	56,907
5,975	e*	Interactive Brokers Group, Inc (Class A)	153,378
7,484	e*	KBW, Inc	165,022
15,622	e*	Knight Capital Group, Inc (Class A)	253,701
14,082	e*	LaBranche & Co, Inc	61,257
330	e*	Penson Worldwide, Inc	3,046
4,750	e*	Piper Jaffray Cos	161,310
1,090	e	Pzena Investment Management, Inc	12,339
4,878	e	Sanders Morris Harris Group, Inc	39,804
5,355	e	SWS Group, Inc	65,492
5,423	e*	Thomas Weisel Partners Group, Inc	35,900
3,700	e	Waddell & Reed Financial, Inc (Class A)	118,881
3,294		WP Stewart & Co Ltd	6,390
		TOTAL SECURITY AND COMMODITY BROKERS	1,352,729

SOCIAL SERVICES - 0.12%
4,949	e*	Capital Senior Living Corp	39,839
852	*	Providence Service Corp	25,560
6,770	*	Res-Care, Inc	116,106
		TOTAL SOCIAL SERVICES	181,505

SOFTWARE SERVICES - 0.02%
750	*	MedAssets Inc	11,115

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
580	e*	NetSuite, Inc	$12,493
			23,608
SPECIAL TRADE CONTRACTORS - 0.54%
8,469	e*	AsiaInfo Holdings, Inc	91,973
462	e	Chemed Corp	19,496
9,931	e	Comfort Systems USA, Inc	129,202
5,559	e*	Dycom Industries, Inc	66,764
17,328	*	EMCOR Group, Inc	384,855
7,554	e*	Insituform Technologies, Inc (Class A)	104,472
1,748	e*	Integrated Electrical Services, Inc	27,461
		TOTAL SPECIAL TRADE CONTRACTORS	824,223

STONE, CLAY, AND GLASS PRODUCTS - 0.08%
1,158	e*	Cabot Microelectronics Corp	37,230
3,565	e	Libbey, Inc	60,035
5,915	e*	US Concrete, Inc	22,477
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	119,742

TEXTILE MILL PRODUCTS - 0.06%
3,834	e	Oxford Industries, Inc	86,380
2,651	e	Xerium Technologies, Inc	3,420
		TOTAL TEXTILE MILL PRODUCTS	89,800

TOBACCO PRODUCTS - 0.35%
7,342	e	Universal Corp	481,121
3,044	e	Vector Group Ltd	53,544
		TOTAL TOBACCO PRODUCTS	534,665

TRANSPORTATION BY AIR - 1.05%
16,196	e*	ABX Air, Inc	47,616
10,182	e*	Alaska Air Group, Inc	199,771
3,622	e*	Atlas Air Worldwide Holdings, Inc	199,210
5,522	e*	Bristow Group, Inc	296,366
12,958	e*	ExpressJet Holdings, Inc	34,080
42,223	e*	JetBlue Airways Corp	244,893
1,787	e*	PHI, Inc	56,362
8,715	e*	Republic Airways Holdings, Inc	188,767
16,545	e	Skywest, Inc	349,430
		TOTAL TRANSPORTATION BY AIR	1,616,495

TRANSPORTATION EQUIPMENT - 1.83%
5,517	e	A.O. Smith Corp	181,344
768	e*	AAR Corp	20,943
6,889	e*	Accuride Corp	56,352
6,055	*	Aftermarket Technology Corp	117,709
12,230	e	American Axle & Manufacturing Holdings, Inc	250,715
3,111	e	Arctic Cat, Inc	22,679
19,120	e	ArvinMeritor, Inc	239,191
7,051	e	Clarcor, Inc	250,663
12,702	e	Federal Signal Corp	177,320
3,189	e	Freightcar America, Inc	109,383
4,412	e	Greenbrier Cos, Inc	117,006
6,213	e	Group 1 Automotive, Inc	145,881
4,450	e	Kaman Corp	125,891

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,901	e*	Miller Industries, Inc	$18,307
7,924	e	Monaco Coach Corp	75,120
2,507	e*	Orbital Sciences Corp	60,419
1,527	e	Polaris Industries, Inc	62,622
4,774		Standard Motor Products, Inc	29,217
6,231	e	Superior Industries International, Inc	129,293
9,770	e*	Tenneco, Inc	272,974
3,494	e	Triumph Group, Inc	198,913
16,864	e*	Visteon Corp	63,409
8,145	e	Wabash National Corp	73,224
632	e	Winnebago Industries, Inc	10,681
		TOTAL TRANSPORTATION EQUIPMENT	2,809,256

TRANSPORTATION SERVICES - 0.33%
1,613	e	Ambassadors International, Inc	11,952
13,895	*	Lear Corp	360,019
3,750	e*	Orbitz Worldwide, Inc	25,838
6,284		Pacer International, Inc	103,246
690		Teekay Tankers Ltd	11,813
		TOTAL TRANSPORTATION SERVICES	512,868

TRUCKING AND WAREHOUSING - 0.54%
6,050	e	Arkansas Best Corp	192,753
1,819	e	Forward Air Corp	64,465
10,580	e	Heartland Express, Inc	150,871
3,982	e*	Marten Transport Ltd	61,801
565	e*	Old Dominion Freight Line	17,984
460	e*	Patriot Transportation Holding, Inc	36,082
3,315	e*	Saia, Inc	52,576
1,019	e*	Universal Truckload Services, Inc	21,267
12,642	e	Werner Enterprises, Inc	234,636
		TOTAL TRUCKING AND WAREHOUSING	832,435

WATER TRANSPORTATION - 1.16%
9,166	e	Eagle Bulk Shipping, Inc	236,116
5,160	e	Genco Shipping & Trading Ltd	291,179
7,775	e	General Maritime Corp	183,568
7,524	e	Golar LNG Ltd	137,463
6,208	e*	Gulfmark Offshore, Inc	339,702
6,278	e*	Hornbeck Offshore Services, Inc	286,716
250	e	Knightsbridge Tankers Ltd	6,670
8,035	e	Nordic American Tanker Shipping	224,980
1,354	e*	TBS International Ltd (Class A)	40,891
2,504	e*	Ultrapetrol Bahamas Ltd	25,641
		TOTAL WATER TRANSPORTATION	1,772,926

WHOLESALE TRADE-DURABLE GOODS - 1.07%
6,619	e	Agilysys, Inc	76,780
9,701	e	Applied Industrial Technologies, Inc	289,963
1,102	e	Barnes Group, Inc	25,291
841	e*	Beacon Roofing Supply, Inc	8,410
4,080	e	BlueLinx Holdings, Inc	20,767
7,587	e	Building Material Holding Corp	33,231
2,486	e	Castle (A.M.) & Co	67,122

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,967	e*	Digi International, Inc	$68,859
630	e*	Hansen Medical, Inc	8,858
21,848	e	IKON Office Solutions, Inc	166,045
13,285	*	Insight Enterprises, Inc	232,488
4,328	*	Interline Brands, Inc	80,284
1,111	e	Lawson Products, Inc	30,608
9,045	e	Owens & Minor, Inc	355,830
8,670	e	PEP Boys-Manny Moe & Jack	86,353
2,245	*	Solera Holdings, Inc	54,688
320	e*	TomoTherapy, Inc	4,592
4,026	e*	West Marine, Inc	28,061
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,638,230

WHOLESALE TRADE-NONDURABLE GOODS - 1.12%
4,230	e	Andersons, Inc	188,700
1,390	e*	Central European Distribution Corp	80,884
2,409	e*	Core-Mark Holding Co, Inc	69,235
8,330	*	Fresh Del Monte Produce, Inc	303,212
10,797	e*	Hain Celestial Group, Inc	318,512
2,836	e	Kenneth Cole Productions, Inc (Class A)	48,042
4,576	e	K-Swiss, Inc (Class A)	72,392
830	e*	Maui Land & Pineapple Co, Inc	26,469
1,909	e	Nash Finch Co	64,868
4,476		Nu Skin Enterprises, Inc (Class A)	80,658
902	*	Nuco2, Inc	25,049
2,965	*	Perry Ellis International, Inc	64,726
4,345	e*	School Specialty, Inc	137,041
8,839	e*	Source Interlink Cos, Inc	16,794
3,798	e	Spartan Stores, Inc	79,188
2,495	e*	United Stationers, Inc	119,012
1,778	e	Zep, Inc	28,857
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,723,639

		TOTAL COMMON STOCKS
		(Cost $172,910,656)	152,227,035

PRINCIPAL		ISSUER
SHORT TERM INVESTMENTS - 38.31%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.19%
$ 3,350,000		Federal Home Loan Bank (FHLB), 04/01/08	3,350,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 36.12%
55,358,484		State Street Navigator Securities Lending Prime Portfolio	55,358,484

		TOTAL SHORT TERM INVESTMENTS
		(Cost $58,708,484)	58,708,484

		TOTAL PORTFOLIO - 137.63%
		(Cost $231,619,140)	210,935,519
		OTHER ASSETS & LIABILITIES, NET - (37.63%	(57,671,130)

		NET ASSETS - 100.00%	$153,264,389

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $25,283.
e	All or a portion of these securities are out on loan.
m	Indicates a security has been deemed illiquid.
v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP BLEND INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.13%

AGRICULTURAL PRODUCTION-CROPS - 0.08%
7,893	e*	Chiquita Brands International, Inc	$182,407
		TOTAL AGRICULTURAL PRODUCTION-CROPS	182,407

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.16%
2,496	e	Cal-Maine Foods, Inc	83,316
7,558	e	Pilgrim's Pride Corp	152,898
71	e	Seaboard Corp	111,115
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	347,329

AGRICULTURAL SERVICES - 0.02%
2,197	e*	Cadiz, Inc	33,790
		TOTAL AGRICULTURAL SERVICES	33,790

AMUSEMENT AND RECREATION SERVICES - 0.82%
9,834	e*	Bally Technologies, Inc	337,700
1,677	e	Churchill Downs, Inc	79,221
2,800	e	Dover Downs Gaming & Entertainment, Inc	23,828
3,453	e*	Lakes Entertainment, Inc	15,262
6,109	e*	Leapfrog Enterprises, Inc	43,068
6,259	e*	Life Time Fitness, Inc	195,343
13,865	e*	Live Nation, Inc	168,182
12,657	e*	Magna Entertainment Corp	4,303
9,156	e*	Marvel Entertainment, Inc	245,289
3,931	e*	MTR Gaming Group, Inc	27,517
4,287	e*	Multimedia Games, Inc	22,893
11,242	e*	Pinnacle Entertainment, Inc	143,898
12,941	e*	Six Flags, Inc	21,223
2,499	e	Speedway Motorsports, Inc	62,650
2,942	e*	Town Sports International Holdings, Inc	18,858
14,795	e	Westwood One, Inc	31,070
7,503	e*	WMS Industries, Inc	269,883
4,012	e	World Wrestling Entertainment, Inc	74,663
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,784,851

APPAREL AND ACCESSORY STORES - 1.33%
12,368	e*	Aeropostale, Inc	335,296
4,919	e	Bebe Stores, Inc	52,879
7,945	e	Brown Shoe Co, Inc	119,731
2,689	e	Buckle, Inc	120,279
2,345	*	Cache, Inc	26,475
10,946	e*	Carter's, Inc	176,778
6,292	e*	Casual Male Retail Group, Inc	26,426
5,314	e	Cato Corp (Class A)	79,391
4,489	*	Charlotte Russe Holding, Inc	77,839
21,917	e*	Charming Shoppes, Inc	105,859
4,072	e*	Children's Place Retail Stores, Inc	100,008

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,439	e	Christopher & Banks Corp	$64,326
2,440	e*	Citi Trends, Inc	45,018
12,270	e*	Collective Brands, Inc	148,712
8,401	e*	Dress Barn, Inc	108,709
3,229	e*	DSW, Inc (Class A)	41,816
5,578	e*	Eddie Bauer Holdings, Inc	21,698
7,974	e	Finish Line, Inc (Class A)	37,956
8,030	e*	HOT Topic, Inc	34,609
7,193	e*	J Crew Group, Inc	317,715
4,550	e*	Jo-Ann Stores, Inc	67,022
3,265	e*	JOS A Bank Clothiers, Inc	66,933
3,861	e*	New York & Co, Inc	22,162
13,185	*	Pacific Sunwear Of California, Inc	166,263
1,662	e*	Shoe Carnival, Inc	22,487
7,727		Stage Stores, Inc	125,177
4,057	e	Talbots, Inc	43,734
4,680	e*	Tween Brands, Inc	115,783
4,638	e*	Under Armour, Inc (Class A)	169,751
14,440	e*	Wet Seal, Inc (Class A)	48,952
		TOTAL APPAREL AND ACCESSORY STORES	2,889,784

APPAREL AND OTHER TEXTILE PRODUCTS - 0.51%
2,543	e	Columbia Sportswear Co	111,968
2,368	e*	G-III Apparel Group Ltd	31,779
5,289	e*	Gymboree Corp	210,925
2,270	e*	Lululemon Athletica, Inc	64,536
4,373	e*	Maidenform Brands, Inc	71,149
23,012	*	Quiksilver, Inc	225,748
2,791	e*	True Religion Apparel, Inc	51,773
8,520	*	Warnaco Group, Inc	336,029
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,103,907

AUTO REPAIR, SERVICES AND PARKING - 0.33%
1,936	e*	Amerco, Inc	110,526
4,014	e*	Dollar Thrifty Automotive Group, Inc	54,751
13,806	e*	Exide Technologies	180,859
2,652	e*	Midas, Inc	45,588
3,069		Monro Muffler, Inc	51,866
1,826	e*	Standard Parking Corp	38,273
7,381	e*	Wright Express Corp	226,818
		TOTAL AUTO REPAIR, SERVICES AND PARKING	708,681

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.19%
4,529	e	Asbury Automotive Group, Inc	62,319
8,120	e*	CSK Auto Corp	75,597
2,796	e	Lithia Motors, Inc (Class A)	28,407
2,928	e*	MarineMax, Inc	36,483
5,883	e*	Rush Enterprises, Inc (Class A)	93,187
5,507	e	Sonic Automotive, Inc (Class A)	113,169
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	409,162

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.04%
2,920	e*	Builders FirstSource, Inc	21,199

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
12,835	e*	Central Garden and Pet Co (Class A)	$56,987
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	78,186

BUSINESS SERVICES - 10.25%
72,203	e*	3Com Corp	165,345
3,509	e*	3D Systems Corp	51,547
8,652	e	Aaron Rents, Inc	186,364
8,115	e	ABM Industries, Inc	182,101
4,946	e*	Acacia Research (Acacia Technologies)	28,440
7,044	e*	ACI Worldwide, Inc	140,316
11,085	e*	Actuate Corp	45,449
4,166	e	Administaff, Inc	98,359
3,280	e*	Advent Software, Inc	139,794
5,288	e*	American Reprographics Co	78,474
6,163	*	AMN Healthcare Services, Inc	95,033
3,021	e*	Ansoft Corp	92,201
14,319	e*	Ansys, Inc	494,292
5,214	e	Arbitron, Inc	225,036
15,679	e*	Ariba, Inc	151,459
22,754	e*	Art Technology Group, Inc	88,286
2,804	e	Asset Acceptance Capital Corp	27,003
1,240	e*	athenahealth, Inc	29,351
8,974	e*	Avocent Corp	151,661
2,188	e*	Bankrate, Inc	109,159
1,514	e	Barrett Business Services	25,935
35,975	e*	BearingPoint, Inc	60,438
3,845	e*	BGC Partners, Inc	44,833
8,166	e	Blackbaud, Inc	198,270
5,368	*	Blackboard, Inc	178,915
960	e*	BladeLogic, Inc	26,928
6,190	e*	Blue Coat Systems, Inc	136,428
16,261	e*	Borland Software Corp	32,847
3,745	e*	Bottomline Technologies, Inc	47,187
11,357	e*	BPZ Energy, Inc	246,788
9,314		Brady Corp (Class A)	311,367
5,682	e*	CACI International, Inc (Class A)	258,815
2,064	e*	Capella Education Co	112,694
2,240	*	Cardtronics, Inc	15,613
1,263	e*	Cavium Networks, Inc	20,713
8,433	e*	CBIZ, Inc	68,476
6,135	e*	Chordiant Software, Inc	36,994
9,652	*	Ciber, Inc	47,295
2,421	e*	Clayton Holdings, Inc	11,233
8,666	e*	CMGI, Inc	114,911
28,077	e*	CNET Networks, Inc	199,347
8,613	e*	Cogent Communications Group, Inc	157,704
7,747	e*	Cogent, Inc	73,054
8,274	e	Cognex Corp	180,621
6,796	e*	Commvault Systems, Inc	84,270
3,722	e	Compass Diversified Trust	48,944
1,180	e*	Compellent Technologies, Inc	14,750
1,684		Computer Programs & Systems, Inc	35,196
3,105	e*	COMSYS IT Partners, Inc	26,268
7,911	e*	Concur Technologies, Inc	245,637
1,290	e*	Constant Contact, Inc	18,679

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,411	e*	CoStar Group, Inc	$146,673
6,601	e*	CSG Systems International, Inc	75,053
12,028	*	Cybersource Corp	175,729
1,670	e*	Data Domain, Inc	39,746
6,847	e*	DealerTrack Holdings, Inc	138,446
1,600	e*	Deltek, Inc	20,768
9,640		Deluxe Corp	185,184
2,810	e*	Dice Holdings, Inc	25,037
7,637	e*	Digital River, Inc	236,518
3,996	e*	DivX, Inc	27,972
1,780	e*	Double-Take Software, Inc	20,790
4,414	e*	DynCorp International, Inc (Class A)	73,626
20,550	e*	Earthlink, Inc	155,153
5,442	e*	Echelon Corp	73,467
8,528	e*	Eclipsys Corp	167,234
3,079	e	Electro Rent Corp	46,647
11,041	e*	Epicor Software Corp	123,659
5,505	e*	EPIQ Systems, Inc	85,438
6,644	e*	Equinix, Inc	441,760
15,875	e*	Evergreen Energy, Inc	24,448
4,096	e*	ExlService Holdings, Inc	94,044
5,522	e*	FalconStor Software, Inc	42,022
1,656	e*	First Advantage Corp (Class A)	35,091
2,712	e*	Forrester Research, Inc	72,085
3,293	e	FTD Group, Inc	44,192
12,044	e*	Gartner, Inc	232,931
4,076	e*	Gerber Scientific, Inc	36,236
4,892	e	Gevity HR, Inc	42,365
8,367	e*	Global Cash Access, Inc	49,031
3,050	e*	Global Sources Ltd	45,297
790	*	Guidance Software, Inc	7,071
3,020	e*	H&E Equipment Services, Inc	37,961
7,787	e	Healthcare Services Group	160,724
2,911	e	Heartland Payment Systems, Inc	66,982
3,199	e	Heidrick & Struggles International, Inc	104,063
4,025	*	HMS Holdings Corp	114,914
4,050	e*	HSW International, Inc	20,412
4,427	e*	Hudson Highland Group, Inc	37,497
9,660	e*	Hypercom Corp	41,924
2,792	e*	i2 Technologies, Inc	31,438
1,549	e*	ICT Group, Inc	15,629
3,941	*	iGate Corp	28,060
6,201	e*	IHS, Inc (Class A)	398,786
2,119	e	Imergent, Inc	24,135
16,167	e*	Informatica Corp	275,809
5,867	e	Infospace, Inc	67,881
5,778	e	infoUSA, Inc	35,304
3,997	e*	Innerworkings, Inc	56,078
2,900	e*	Innovative Solutions & Support, Inc	30,653
1,969	e	Integral Systems, Inc	57,554
6,715		Interactive Data Corp	191,176
2,290	e*	Interactive Intelligence, Inc	26,953
8,695	e*	Internap Network Services Corp	43,127
1,070	e*	Internet Brands, Inc	7,886

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,472	e*	Internet Capital Group, Inc	$67,762
7,796	e*	Interwoven, Inc	83,261
5,823	e*	inVentiv Health, Inc	167,761
9,282	e*	Ipass, Inc	28,032
14,547	e	Jack Henry & Associates, Inc	358,874
4,559	e*	JDA Software Group, Inc	83,202
1,150	*	K12, Inc	22,529
4,296	e	Kelly Services, Inc (Class A)	88,326
4,598	e*	Kenexa Corp	84,971
2,790	e*	Keynote Systems, Inc	32,894
5,896	e*	Kforce, Inc	52,121
4,943	e*	Knot, Inc	58,080
8,984	e*	Korn/Ferry International	151,830
23,055	*	Lawson Software, Inc	173,604
3,060	e*	Limelight Networks, Inc	9,914
11,752	e*	Lionbridge Technologies	39,369
2,075	e*	Liquidity Services, Inc	16,600
7,280	e*	LivePerson, Inc	22,568
3,297	e*	LoJack Corp	41,674
7,100	*	Magma Design Automation, Inc	67,947
4,568	e*	Manhattan Associates, Inc	104,744
3,668	e*	Mantech International Corp (Class A)	166,380
5,085	e	Marchex, Inc (Class B)	50,748
16,885	e*	Mentor Graphics Corp	149,095
1,825	e*	MicroStrategy, Inc (Class A)	135,032
5,572	e*	Midway Games, Inc	15,044
1,820	e*	Monotype Imaging Holdings, Inc	27,500
18,934	e*	Move, Inc	58,317
17,599	e*	MPS Group, Inc	208,020
7,765	*	MSC.Software Corp	100,867
6,173	e*	Ness Technologies, Inc	58,582
7,766	e*	NetFlix, Inc	269,092
5,864	e*	Network Equipment Technologies, Inc	38,526
7,498	e	NIC, Inc	53,311
27,744	e*	Nuance Communications, Inc	483,023
8,181	*	Omniture, Inc	189,881
7,151	e*	On Assignment, Inc	45,409
5,224	e*	Online Resources Corp	50,255
18,565	e*	OpenTV Corp (Class A)	21,907
7,688	e*	Packeteer, Inc	39,132
21,219	e*	Parametric Technology Corp	339,080
5,367	e*	PDF Solutions, Inc	29,572
2,294	e	Pegasystems, Inc	22,091
4,304	*	PeopleSupport, Inc	39,252
5,203	e*	Perficient, Inc	41,312
16,134	e*	Perot Systems Corp (Class A)	242,655
7,771	*	Phase Forward, Inc	132,729
2,700	e	Portfolio Recovery Associates, Inc	115,803
11,556	*	Premiere Global Services, Inc	165,713
7,587	*	Progress Software Corp	227,003
1,300	*	PROS Holdings, Inc	16,315
1,692	e*	Protection One, Inc	16,226
3,019	e	QAD, Inc	25,390
3,025	e	Quality Systems, Inc	90,357

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
12,781	e*	Quest Software, Inc	$167,048
4,631	e*	Radiant Systems, Inc	64,695
4,264	e*	Radisys Corp	43,024
5,624	e*	Raser Technologies, Inc	48,310
17,460	e*	RealNetworks, Inc	100,046
1,508	e	Renaissance Learning, Inc	21,097
12,325	e*	Rent-A-Center, Inc	226,164
3,158	e*	RightNow Technologies, Inc	37,580
3,910	*	Riskmetrics Group Inc	75,659
7,735	e	Rollins, Inc	136,832
4,052	e*	RSC Holdings, Inc	44,167
9,169	*	S1 Corp	65,192
14,493	e*	Sapient Corp	100,871
7,929	e*	Secure Computing Corp	51,142
2,271	e*	SI International, Inc	43,580
5,133	e*	Smith Micro Software, Inc	31,414
5,093	e*	Sohu.com, Inc	229,847
11,510	e*	SonicWALL, Inc	94,037
50,151	e*	Sonus Networks, Inc	172,519
12,205	e	Sotheby's	352,847
2,356	e*	Sourcefire, Inc	14,042
9,585	e*	Spherion Corp	58,660
3,270	e*	SPSS, Inc	126,811
7,696	e*	SRA International, Inc (Class A)	187,090
3,716	e*	Stratasys, Inc	66,145
1,930	e*	SuccessFactors, Inc	18,837
16,869	*	Sybase, Inc	443,655
5,850	e*	SYKES Enterprises, Inc	102,902
3,269	e*	Synchronoss Technologies, Inc	65,478
3,076	e*	SYNNEX Corp	65,273
2,278	e	Syntel, Inc	60,709
14,172	e*	Take-Two Interactive Software, Inc	361,669
3,167	e	TAL International Group, Inc	74,646
2,908	e*	Taleo Corp (Class A)	56,415
1,608	*	TechTarget, Inc	22,785
7,886	e*	TeleTech Holdings, Inc	177,120
1,230	e	Textainer Group Holdings Ltd	18,548
3,922	e	TheStreet.com, Inc	31,690
12,358	e*	THQ, Inc	269,404
35,217	e*	TIBCO Software, Inc	251,449
918	e*	Tiens Biotech Group USA, Inc	1,946
4,480	e	TNS, Inc	92,467
5,418	e*	TradeStation Group, Inc	46,161
1,903	e*	Travelzoo, Inc	21,009
8,111	e*	Trizetto Group, Inc	135,373
8,358	e*	TrueBlue, Inc	112,332
4,627	e*	Ultimate Software Group, Inc	139,088
1,400	e*	Unica Corp	9,520
12,636		United Online, Inc	133,436
18,444	e*	Valueclick, Inc	318,159
4,753	e*	Vasco Data Security International	65,021
1,293	e*	Veraz Networks, Inc	3,181
3,889	e	Viad Corp	140,043
4,871	e*	Vignette Corp	64,346

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
730	e*	Virtusa Corp	$7,125
2,430	e*	Vocus, Inc	64,152
2,363	e*	Volt Information Sciences, Inc	40,076
8,440	e*	Websense, Inc	158,250
13,518	e*	Wind River Systems, Inc	104,629
		TOTAL BUSINESS SERVICES	22,174,874

CHEMICALS AND ALLIED PRODUCTS - 7.16%
5,522	e*	Acadia Pharmaceuticals, Inc	50,029
5,161	e*	Acorda Therapeutics, Inc	92,640
4,339	*	Albany Molecular Research, Inc	52,675
6,727	e*	Alexion Pharmaceuticals, Inc	398,911
3,807	e*	Alexza Pharmaceuticals, Inc	26,192
18,631	e*	Alkermes, Inc	221,336
7,424	e*	Allos Therapeutics, Inc	45,138
6,536	e*	Alnylam Pharmaceuticals, Inc	159,478
8,030	e*	Alpharma, Inc (Class A)	210,466
3,210	e*	AMAG Pharmaceuticals, Inc	129,780
9,506	e*	American Oriental Bioengineering, Inc	76,999
3,154	e	American Vanguard Corp	52,483
714	e*	Amicus Therapeutics, Inc	7,640
2,390	e*	Animal Health International, Inc	26,147
4,561	e	Arch Chemicals, Inc	169,943
12,826	e*	Arena Pharmaceuticals, Inc	87,730
7,262	e*	Arqule, Inc	31,081
8,360	e*	Array Biopharma, Inc	58,604
6,913	e*	Arrowhead Research Corp	19,564
5,647	e*	Auxilium Pharmaceuticals, Inc	151,001
5,347	e*	Aventine Renewable Energy Holdings, Inc	27,804
3,173	e	Balchem Corp	72,725
3,329	e*	Bentley Pharmaceuticals, Inc	54,096
1,545	e*	Biodel, Inc	16,763
1,980	e*	BioForm Medical, Inc	9,108
17,701	e*	BioMarin Pharmaceuticals, Inc	626,084
2,061	e*	BioMimetic Therapeutics, Inc	16,488
15,948	e*	Bionovo, Inc	20,254
4,238	e*	Cadence Pharmaceuticals, Inc	25,216
7,671	e*	Calgon Carbon Corp	115,449
5,126		Cambrex Corp	35,523
2,205	e*	Caraco Pharmaceutical Laboratories Ltd	39,580
13,646	e*	Cell Genesys, Inc	32,068
10,227	e	CF Industries Holdings, Inc	1,059,722
3,132	e*	Chattem, Inc	207,777
10,242	e*	Cubist Pharmaceuticals, Inc	188,658
6,456	e*	Cypress Bioscience, Inc	46,225
6,459	e*	Cytokinetics, Inc	21,444
15,064	e*	CytRx Corp	17,324
14,954	e*	Dendreon Corp	72,078
19,897	e*	Discovery Laboratories, Inc	46,758
14,318	e*	Durect Corp	75,170
4,332	e*	Elizabeth Arden, Inc	86,423
770	e*	Emergent Biosolutions, Inc	6,868
14,783	e*	Encysive Pharmaceuticals, Inc	34,740
7,650	e*	Enzon Pharmaceuticals, Inc	70,457

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,715		Ferro Corp	$114,645
13,758	e*	GenVec, Inc	24,214
7,001	e	Georgia Gulf Corp	48,517
12,494	e*	Geron Corp	60,971
3,341	e*	GTx, Inc	53,723
10,790		H.B. Fuller Co	220,224
11,473	e*	Halozyme Therapeutics, Inc	72,968
21,546	e	Hercules, Inc	394,076
23,877	e*	Human Genome Sciences, Inc	140,636
4,641	e*	Idenix Pharmaceuticals, Inc	23,298
12,725	*	Immucor, Inc	271,552
11,953	e*	Indevus Pharmaceuticals, Inc	57,016
3,645	e	Innophos Holdings, Inc	58,648
4,414		Innospec, Inc	93,577
1,648	e	Inter Parfums, Inc	36,388
5,314	e*	InterMune, Inc	77,478
13,940	e*	Inverness Medical Innovations, Inc	419,594
8,079	e*	Javelin Pharmaceuticals, Inc	22,702
990	e*	Jazz Pharmaceuticals, Inc	8,930
2,758	e	Kaiser Aluminum Corp	191,129
7,777	e*	Keryx Biopharmaceuticals, Inc	4,666
3,308	e	Koppers Holdings, Inc	146,577
417	e	Kronos Worldwide, Inc	10,071
6,609	e*	KV Pharmaceutical Co (Class A)	164,961
3,817	e*	Landec Corp	32,177
15,475	e	Ligand Pharmaceuticals, Inc (Class B)	61,900
2,535	e	Mannatech, Inc	18,075
9,324	e*	MannKind Corp	55,664
770	e*	MAP Pharmaceuticals, Inc	10,757
5,996	e*	Martek Biosciences Corp	183,298
23,396	e*	Medarex, Inc	207,055
9,662	e*	Medicines Co	195,172
10,363	e	Medicis Pharmaceutical Corp (Class A)	204,047
4,166	e*	Medivation, Inc	59,282
7,341		Meridian Bioscience, Inc	245,410
3,535	e	Minerals Technologies, Inc	221,998
8,684	e*	Minrad International, Inc	20,407
2,000	e*	Molecular Insight Pharmaceuticals, Inc	13,520
4,508	e*	Momenta Pharmaceuticals, Inc	49,272
10,196	e*	Nabi Biopharmaceuticals	40,988
1,300	e*	Nanosphere, Inc	11,258
6,133	e*	Nastech Pharmaceutical Co, Inc	14,413
8,013	e*	Neurocrine Biosciences, Inc	43,270
2,643	e	NewMarket Corp	199,414
1,246	e	NL Industries, Inc	13,606
1,263	e*	Novacea, Inc	3,410
4,412	e*	Noven Pharmaceuticals, Inc	39,620
790	e*	Obagi Medical Products, Inc	6,857
13,628		Olin Corp	269,289
5,506	e*	OM Group, Inc	300,297
2,476	e*	Omrix Biopharmaceuticals, Inc	34,664
10,109	e*	Onyx Pharmaceuticals, Inc	293,464
8,126	e*	OraSure Technologies, Inc	59,401
1,801	e*	Orexigen Therapeutics, Inc	18,550

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
10,656	e*	OSI Pharmaceuticals, Inc	$398,428
2,594	e*	Osiris Therapeutics, Inc	32,633
5,939	e*	Pacific Ethanol, Inc	26,132
6,415	e*	Pain Therapeutics, Inc	54,207
6,080	e*	Par Pharmaceutical Cos, Inc	105,731
10,284	*	Parexel International Corp	268,412
7,086	e*	Penwest Pharmaceuticals Co	18,424
14,202	e	Perrigo Co	535,841
3,751	e*	PetMed Express, Inc	41,599
4,897	e*	PharMerica Corp	81,143
16,386	*	PolyOne Corp	104,379
5,000	e*	Poniard Pharmaceuticals, Inc	16,750
4,511	e*	Pozen, Inc	46,734
6,061	e*	Prestige Brands Holdings, Inc	49,579
4,574	e*	Progenics Pharmaceuticals, Inc	29,868
2,153	e*	Protalix BioTherapeutics, Inc	5,662
5,113	e*	Quidel Corp	82,115
31,604	ev*	Revlon, Inc (Class A)	30,656
6,485	*	Rockwood Holdings, Inc	212,513
8,372	e*	Salix Pharmaceuticals Ltd	52,576
9,181	e*	Santarus, Inc	23,595
6,710	e*	Sciele Pharma, Inc	130,845
8,682	e	Sensient Technologies Corp	256,032
2,360	e*	Somaxon Pharmaceuticals, Inc	11,210
1,227		Stepan Co	46,908
700	*	Sucampo Pharmaceuticals, Inc	5,600
9,451	e*	SuperGen, Inc	23,722
2,893	e*	SurModics, Inc	121,159
714	e*	Synta Pharmaceuticals Corp	5,776
6,865	e*	Tercica, Inc	39,336
7,392	e	Tronox, Inc (Class B)	28,829
1,930	e*	Trubion Pharmaceuticals, Inc	18,219
9,509		UAP Holding Corp	364,575
1,570	e*	Ulta Salon Cosmetics & Fragrance, Inc	22,043
4,077	*	United Therapeutics Corp	353,476
2,400	e*	US BioEnergy Corp	14,160
1,522	e*	USANA Health Sciences, Inc	33,530
19,110	e*	USEC, Inc	70,707
16,467	e*	Valeant Pharmaceuticals International	211,272
6,995	e*	Vanda Pharmaceuticals, Inc	27,071
7,080	e*	Verasun Energy Corp	52,038
12,475	e*	Viropharma, Inc	111,527
12,946	e*	WR Grace & Co	295,428
4,017	*	Xenoport, Inc	162,568
24,062	e*	XOMA Ltd	62,321
6,906	e*	Zymogenetics, Inc	67,679
		TOTAL CHEMICALS AND ALLIED PRODUCTS	15,488,743

COAL MINING - 0.31%
12,104	e*	Alpha Natural Resources, Inc	525,798
24,058	e*	International Coal Group, Inc	152,768
		TOTAL COAL MINING	678,566

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
COMMUNICATIONS - 1.99%
8,259	e	Alaska Communications Systems Group, Inc	$101,090
5,680	e*	Anixter International, Inc	363,747
1,617	e*	Aruba Networks, Inc	8,425
1,654	e	Atlantic Tele-Network, Inc	55,955
3,540	e*	Audiovox Corp (Class A)	37,807
9,291	e*	Brightpoint, Inc	77,673
3,687	e*	Cbeyond Communications, Inc	69,279
4,241	e*	Centennial Communications Corp	25,064
72,688	e*	Charter Communications, Inc (Class A)	61,930
46,080	e*	Cincinnati Bell, Inc	196,301
36,370	e	Citadel Broadcasting Corp	60,374
4,105	e	Consolidated Communications Holdings, Inc	62,121
6,207	e*	Cox Radio, Inc (Class A)	73,739
3,482	e*	Crown Media Holdings, Inc (Class A)	18,002
5,014	e*	Cumulus Media, Inc (Class A)	31,989
2,799	e*	DG FastChannel, Inc	53,685
6,203	e*	Emmis Communications Corp (Class A)	21,586
5,821	e	Entercom Communications Corp (Class A)	57,803
12,818	e*	Entravision Communications Corp (Class A)	85,368
6,171	e	Fairpoint Communications, Inc	55,662
20,767	e*	FiberTower Corp	36,550
1,113	e*	Fisher Communications, Inc	34,681
26,841	e*	Foundry Networks, Inc	310,819
9,532	e*	General Communication, Inc (Class A)	58,526
3,248	*	GeoEye, Inc	84,416
6,840	e*	Global Crossing Ltd	103,694
3,460	e*	Globalstar, Inc	25,223
7,157	e	Gray Television, Inc	40,723
5,094	e*	Harris Stratex Networks, Inc (Class A)	51,093
1,138	e*	Hughes Communications, Inc	57,674
514	e*	Hungarian Telephone & Cable	8,918
5,796	e	Ibasis, Inc	23,764
18,015	e*	ICO Global Communications Holdings Ltd	55,666
8,078	e	IDT Corp (Class B)	31,262
5,637	e	Iowa Telecommunications Services, Inc	99,944
2,973		iPCS, Inc	69,420
9,144	e*	j2 Global Communications, Inc	204,094
5,077	e*	Knology, Inc	65,747
4,800	e*	Lin TV Corp (Class A)	46,128
4,042	e*	Lodgenet Entertainment Corp	24,616
7,550	e*	Mastec, Inc	61,986
10,853	e*	Mediacom Communications Corp (Class A)	46,993
1,190	e*	Neutral Tandem, Inc	21,432
2,364	e*	Nexstar Broadcasting Group, Inc (Class A)	13,948
5,361	e*	Nextwave Wireless, Inc	27,073
5,787	e*	Novatel Wireless, Inc	56,018
4,932	e	NTELOS Holdings Corp	119,354
4,755	e*	Orbcomm, Inc	23,585
14,400	e*	PAETEC Holding Corp	95,904
473	e	Preformed Line Products Co	23,026
14,226	*	Radio One, Inc (Class D)	21,624
5,209	e	RCN Corp	58,237
2,351	e*	Rural Cellular Corp (Class A)	103,985
2,281	e	Salem Communications Corp (Class A)	9,147

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,885	e*	SAVVIS, Inc	$79,479
4,147	e	Shenandoah Telecom Co	61,541
8,744	e	Sinclair Broadcast Group, Inc (Class A)	77,909
8,253	e*	Spanish Broadcasting System, Inc (Class A)	14,608
2,583	e	SureWest Communications	39,933
2,280	e*	Switch & Data Facilities Co, Inc	23,279
4,852	*	Syniverse Holdings, Inc	80,834
10,077	e*	Terremark Worldwide, Inc	55,222
18,327	e*	TiVo, Inc	160,545
5,118	e	USA Mobility, Inc	36,543
4,890	e*	Virgin Mobile USA, Inc	9,927
13,802	e*	Vonage Holdings Corp	25,534
		TOTAL COMMUNICATIONS	4,298,224

DEPOSITORY INSTITUTIONS - 7.12%
2,686	e	1st Source Corp	56,540
2,281	e	Abington Bancorp, Inc	23,540
3,928	e	Amcore Financial, Inc	79,935
2,954	e	AmericanWest Bancorp	25,759
2,417	e	Ameris Bancorp	38,817
3,495	e	Anchor Bancorp Wisconsin, Inc	66,300
1,419	e	Bancfirst Corp	64,962
4,885		Banco Latinoamericano de Exportaciones S.A.	75,229
2,010	e*	Bancorp, Inc	24,281
9,826	e	Bank Mutual Corp	105,531
2,067	e	Bank of the Ozarks, Inc	49,401
7,731	e	BankAtlantic Bancorp, Inc (Class A)	30,228
4,040	e	BankFinancial Corp	64,276
6,915	e	BankUnited Financial Corp (Class A)	34,644
2,927	e	Banner Corp	67,438
6,560	e*	Beneficial Mutual Bancorp, Inc	64,878
1,920	e	Berkshire Hills Bancorp, Inc	48,365
6,586	e	Boston Private Financial Holdings, Inc	69,746
10,993	e	Brookline Bancorp, Inc	126,200
2,188	e	Capital City Bank Group, Inc	63,452
1,902	e	Capital Corp of the West	15,254
2,527	e	Capitol Bancorp Ltd	53,421
4,038	e	Cascade Bancorp	38,603
1,231	e	Cass Information Systems, Inc	38,850
9,488	e	Cathay General Bancorp	196,686
10,214	e*	Centennial Bank Holdings, Inc	64,144
2,494	e	Center Financial Corp	22,596
5,472	e	Central Pacific Financial Corp	103,147
4,409	e	Chemical Financial Corp	105,111
13,990	e	Citizens Banking Corp	173,896
2,504	e	City Bank	55,764
2,995	e	City Holding Co	119,501
2,707	e	Clifton Savings Bancorp, Inc	27,287
3,191	e	CoBiz, Inc	41,547
3,212	e	Columbia Banking System, Inc	71,885
1,888	e*	Community Bancorp	25,601
5,684	e	Community Bank System, Inc	139,599
2,806	e	Community Trust Bancorp, Inc	82,216
7,510	e	Corus Bankshares, Inc	73,072

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
11,794	e	CVB Financial Corp	$122,776
4,406	e	Dime Community Bancshares	77,017
3,122	e*	Dollar Financial Corp	71,806
3,794	e	Downey Financial Corp	69,734
1,825	e	Enterprise Financial Services Corp	45,625
8,556	e*	Euronet Worldwide, Inc	164,789
2,286	e	First Bancorp	45,560
17,294	e	First Bancorp	175,707
4,719	e	First Busey Corp	99,665
6,557	e	First Charter Corp	175,137
13,875	e	First Commonwealth Financial Corp	160,811
4,594	e	First Community Bancorp, Inc	123,349
1,782	e	First Community Bancshares, Inc	64,900
6,374	e	First Financial Bancorp	85,730
3,937	e	First Financial Bankshares, Inc	161,338
2,305	e	First Financial Corp	70,948
2,037	e	First Financial Holdings, Inc	47,788
3,379	e	First Merchants Corp	96,437
9,183	e	First Midwest Bancorp, Inc	255,012
19,568	e	First Niagara Financial Group, Inc	265,929
3,145	e	First Place Financial Corp	40,885
1,515	e*	First Regional Bancorp	24,846
1,625	e	First South Bancorp, Inc	36,563
3,632	e	First State Bancorporation	48,632
2,426	e*	FirstFed Financial Corp	65,866
14,864	e	FirstMerit Corp	307,090
7,943	e	Flagstar Bancorp, Inc	57,348
4,129		Flushing Financial Corp	72,588
11,278	e	FNB Corp	176,050
5,721	e*	Franklin Bank Corp	17,335
13,154	e v*	Fremont General Corp	6,577
7,630	e	Frontier Financial Corp	134,898
9,788	e	Glacier Bancorp, Inc	187,636
1,848	e	Great Southern Bancorp, Inc	28,847
2,072	e	Greene County Bancshares, Inc	36,654
4,964	e	Hancock Holding Co	208,587
7,259	e	Hanmi Financial Corp	53,644
5,457	e	Harleysville National Corp	78,690
2,256	e	Heartland Financial USA, Inc	47,737
2,258	e	Heritage Commerce Corp	41,389
2,094	e	Home Bancshares, Inc	43,702
2,291	e	Horizon Financial Corp	31,639
2,060	e	IBERIABANK Corp	91,155
1,242		Imperial Capital Bancorp, Inc	26,852
2,517	e	Independent Bank Corp	74,377
4,170	e	Independent Bank Corp	43,285
3,535	e	Integra Bank Corp	57,267
9,465	e	International Bancshares Corp	213,720
9,530	*	Investors Bancorp, Inc	146,286
3,777	e	Irwin Financial Corp	20,056
3,801	e	Kearny Financial Corp	41,621
1,460	e	K-Fed Bancorp	16,659
3,684	e	Lakeland Bancorp, Inc	47,634
2,165	e	Lakeland Financial Corp	49,037

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,788	e	Macatawa Bank Corp	$29,023
3,318	e	MainSource Financial Group, Inc	51,429
6,399	e	MB Financial, Inc	196,961
4,167	e	Midwest Banc Holdings, Inc	53,254
4,388	e	Nara Bancorp, Inc	57,000
636	e	NASB Financial, Inc	16,663
14,317	e	National Penn Bancshares, Inc	260,442
5,776	e	NBT Bancorp, Inc	128,227
7,763	e*	Net 1 UEPS Technologies, Inc	175,056
20,968	e	NewAlliance Bancshares, Inc	257,068
3,600	*	Northfield Bancorp, Inc	36,900
3,294	e	Northwest Bancorp, Inc	90,025
12,273	e	Old National Bancorp	220,914
2,255	e	Old Second Bancorp, Inc	59,893
2,281	e	Omega Financial Corp	71,167
3,796		Oriental Financial Group, Inc	74,819
2,170	*	Oritani Financial Corp	32,919
8,748	e	Pacific Capital Bancorp	188,082
2,276	e	Park National Corp	161,255
1,971	e	Peoples Bancorp, Inc	47,521
4,234	e	PFF Bancorp, Inc	35,227
4,110	e*	Pinnacle Financial Partners, Inc	105,216
2,077	e	Preferred Bank	34,665
3,610	e	PrivateBancorp, Inc	113,607
6,601	e	Prosperity Bancshares, Inc	189,185
5,733	e	Provident Bankshares Corp	61,572
10,965	e	Provident Financial Services, Inc	155,045
7,541	e	Provident New York Bancorp	101,804
1,554	e	QC Holdings, Inc	14,064
3,854	e	Renasant Corp	86,715
1,736	e	Republic Bancorp, Inc (Class A)	32,776
1,839	e	Rockville Financial, Inc	25,194
1,805	e	Roma Financial Corp	26,913
1,143	e	Royal Bancshares of Pennsylvania (Class A)	16,539
4,706	e	S&T Bancorp, Inc	151,392
2,147	e	S.Y. Bancorp, Inc	49,896
3,019	e	Sandy Spring Bancorp, Inc	83,083
541		Santander BanCorp	5,470
1,901	e	SCBT Financial Corp	64,254
3,144	e	Seacoast Banking Corp of Florida	34,427
4,040	e	Security Bank Corp	32,125
1,533	e	Sierra Bancorp	33,128
5,606	e*	Signature Bank	142,953
2,702	e	Simmons First National Corp (Class A)	80,330
13,757	e	South Financial Group, Inc	204,429
2,220	e	Southside Bancshares, Inc	53,435
2,535		Southwest Bancorp, Inc	44,388
3,471	e	Sterling Bancorp	53,905
13,234	e	Sterling Bancshares, Inc	131,546
4,648	e	Sterling Financial Corp	81,108
9,103	e	Sterling Financial Corp	142,098
2,026	e	Suffolk Bancorp	64,184
2,537	e*	Sun Bancorp, Inc	33,412
6,911	e*	Superior Bancorp	34,348

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
15,729	e	Susquehanna Bancshares, Inc	$320,400
5,964	e*	SVB Financial Group	260,269
1,089	e	Taylor Capital Group, Inc	17,881
4,158	e*	Texas Capital Bancshares, Inc	70,187
3,280	e	TierOne Corp	36,998
1,161	e	Tompkins Trustco, Inc	57,121
2,529	e	Trico Bancshares	43,777
13,355	e	Trustco Bank Corp NY	118,726
9,105	e	Trustmark Corp	202,859
17,764	e	UCBH Holdings, Inc	137,849
5,714	e	UMB Financial Corp	235,417
10,896	e	Umpqua Holdings Corp	168,997
2,441	e	Union Bankshares Corp	47,282
7,129	e	United Bankshares, Inc	189,988
7,428	e	United Community Banks, Inc	126,127
5,459	e	United Community Financial Corp	33,846
1,674	e	United Security Bancshares	28,123
2,288	e	Univest Corp of Pennsylvania	59,923
2,060		ViewPoint Financial Group	34,011
3,206	e*	Virginia Commerce Bancorp	36,805
27,611	e	W Holding Co, Inc	32,857
2,082	e	Washington Trust Bancorp, Inc	51,675
1,389	e*	Wauwatosa Holdings, Inc	16,529
4,820	e	WesBanco, Inc	119,102
3,196	e	West Coast Bancorp	46,630
5,547	e	Westamerica Bancorporation	291,772
3,466	e*	Western Alliance Bancorp	44,573
1,676	e	Westfield Financial, Inc	16,375
3,616	e	Wilshire Bancorp, Inc	27,626
4,527	e	Wintrust Financial Corp	158,219
1,221	e	WSFS Financial Corp	60,171
		TOTAL DEPOSITORY INSTITUTIONS	15,402,078

EATING AND DRINKING PLACES - 1.44%
5,734	e*	AFC Enterprises	51,549
2,306	e*	Benihana, Inc (Class A)	25,989
3,401	e*	BJ's Restaurants, Inc	49,008
5,789	e	Bob Evans Farms, Inc	159,719
2,698	e*	Buffalo Wild Wings, Inc	66,101
5,169	e*	California Pizza Kitchen, Inc	67,766
1,990	e*	Carrols Restaurant Group, Inc	17,771
4,088	e	CBRL Group, Inc	146,228
4,327	e*	CEC Entertainment, Inc	124,964
6,056	e*	Chipotle Mexican Grill, Inc (Class B)	587,977
10,171	e	CKE Restaurants, Inc	114,119
17,463	e*	Denny's Corp	52,040
7,811	e	Domino's Pizza, Inc	105,370
3,274	e	IHOP Corp	156,825
10,970	*	Jack in the Box, Inc	294,764
12,380	e*	Krispy Kreme Doughnuts, Inc	37,759
2,805	e	Landry's Restaurants, Inc	45,665
2,531	e*	McCormick & Schmick's Seafood Restaurants, Inc	29,486
1,988	e*	Morton's Restaurant Group, Inc	15,765
4,080	e	O'Charleys, Inc	47,002

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,815	e*	Papa John's International, Inc	$92,361
4,565	e*	PF Chang's China Bistro, Inc	129,829
3,142	e*	Red Robin Gourmet Burgers, Inc	118,045
10,403	e	Ruby Tuesday, Inc	78,023
3,394	e*	Ruth's Chris Steak House, Inc	23,453
11,346	e*	Sonic Corp	250,066
5,126	e*	Steak N Shake Co	40,342
10,057	e*	Texas Roadhouse, Inc (Class A)	98,559
11,221	e	Triarc Cos (Class B)	77,537
		TOTAL EATING AND DRINKING PLACES	3,104,082

EDUCATIONAL SERVICES - 0.50%
950	*	American Public Education, Inc	28,852
15,412	e*	Corinthian Colleges, Inc	111,429
11,079	e	DeVry, Inc	463,545
1,457	e*	Lincoln Educational Services Corp	17,484
2,684	e	Strayer Education, Inc	409,310
4,123	e*	Universal Technical Institute, Inc	48,363
		TOTAL EDUCATIONAL SERVICES	1,078,983

ELECTRIC, GAS, AND SANITARY SERVICES - 3.55%
4,801		Allete, Inc	185,415
2,930	e	American Ecology Corp	74,217
3,159	e	American States Water Co	113,724
69,245	e*	Aquila, Inc	222,276
9,382		Avista Corp	183,512
6,958	e	Black Hills Corp	248,957
3,688	e	California Water Service Group	140,697
4,597	e*	Casella Waste Systems, Inc (Class A)	50,245
1,754		Central Vermont Public Service Corp	41,921
2,940	e	CH Energy Group, Inc	114,366
1,666	e*	Clean Energy Fuels Corp	22,258
3,107	e*	Clean Harbors, Inc	201,955
11,028		Cleco Corp	244,601
2,641	e	Consolidated Water Co, Inc	58,181
6,806	e	Crosstex Energy, Inc	231,064
8,547	*	El Paso Electric Co	182,649
5,969		Empire District Electric Co	120,872
5,820	e	EnergySolutions, Inc	133,511
1,353	e	EnergySouth, Inc	70,613
724	e*	EnerNOC, Inc	8,254
8,120	e	Idacorp, Inc	260,733
8,962	e	ITC Holdings Corp	466,562
4,070	e	Laclede Group, Inc	145,014
4,010	e	MGE Energy, Inc	136,581
7,755	e	New Jersey Resources Corp	240,808
8,318	e	Nicor, Inc	278,736
4,993	e	Northwest Natural Gas Co	216,896
7,197	e	NorthWestern Corp	175,391
1,600	*	Orion Energy Systems, Inc	15,264
2,549	e	Ormat Technologies, Inc	109,632
5,538	e	Otter Tail Corp	195,990
2,706	e*	Pico Holdings, Inc	81,802
13,588		Piedmont Natural Gas Co, Inc	356,821

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,111	e*	Pike Electric Corp	$43,336
13,639	e	PNM Resources, Inc	170,078
5,787	e	Portland General Electric Co	130,497
2,341	e	Resource America, Inc (Class A)	22,122
2,744	e	SJW Corp	78,451
5,478	e	South Jersey Industries, Inc	192,333
7,793		Southwest Gas Corp	217,892
4,186	e	Southwest Water Co	46,339
68	b,m,v*	Touch America Holdings, Inc	-
4,741	e	UIL Holdings Corp	142,846
6,246		Unisource Energy Corp	139,036
12,686	e*	Waste Connections, Inc	389,968
942		Waste Industries USA, Inc	34,053
3,546	e*	Waste Services, Inc	28,794
18,466	e	Westar Energy, Inc	420,471
9,088	e	WGL Holdings, Inc	291,361
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	7,677,095

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.23%
3,883	e*	Acme Packet, Inc	31,025
4,575	e*	Actel Corp	70,043
7,582	e	Acuity Brands, Inc	325,647
20,892	e*	Adaptec, Inc	61,422
10,132	e	Adtran, Inc	187,442
6,628	*	Advanced Analogic Technologies, Inc	37,249
6,364	e*	Advanced Energy Industries, Inc	84,387
1,490	e*	Airvana, Inc	7,793
7,561	e*	American Superconductor Corp	175,340
19,325	e*	Amkor Technology, Inc	206,778
10,473	e*	Anadigics, Inc	68,703
12,598	e*	Applied Micro Circuits Corp	90,454
25,325	e*	Arris Group, Inc	147,392
10,871	e*	Atheros Communications, Inc	226,552
6,445	e*	ATMI, Inc	179,364
32,085	e*	Avanex Corp	22,780
2,188	e*	AZZ, Inc	77,849
8,454	e	Baldor Electric Co	236,712
2,307	e	Bel Fuse, Inc (Class B)	64,273
13,408	*	Benchmark Electronics, Inc	240,674
3,170	e*	BigBand Networks, Inc	18,164
5,123	e*	Ceradyne, Inc	163,731
7,332	e*	Checkpoint Systems, Inc	196,864
16	m,v*	China Energy Savings Technology, Inc	1
4,326	e*	Comtech Telecommunications Corp	168,714
85,367	e*	Conexant Systems, Inc	49,504
1,346	*	CPI International, Inc	13,352
6,398		CTS Corp	68,459
2,834	e	Cubic Corp	80,571
5,292	e*	Diodes, Inc	116,212
5,321	e*	Ditech Networks, Inc	15,644
5,763	e*	DSP Group, Inc	73,421
3,307	e*	DTS, Inc	79,368
5,191	e*	Electro Scientific Industries, Inc	85,548
2,979	e*	EMS Technologies, Inc	80,850

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,374	e*	Energy Conversion Devices, Inc	$220,483
3,944	*	EnerSys	94,340
18,085	e*	Evergreen Solar, Inc	167,648
7,603	e*	Exar Corp	62,573
48,818	e*	Finisar Corp	62,487
3,459	e	Franklin Electric Co, Inc	118,194
11,779	e*	FuelCell Energy, Inc	78,330
46,353	*	Gemstar-TV Guide International, Inc	217,859
19,269	e*	GrafTech International Ltd	312,350
4,338	e*	Greatbatch, Inc	79,863
17,516	*	Harmonic, Inc	133,122
5,775	e*	Helen of Troy Ltd	96,847
17,426	e*	Hexcel Corp	333,011
2,907	e*	Hittite Microwave Corp	108,780
4,554	e*	Hutchinson Technology, Inc	72,454
6,254	e	Imation Corp	142,216
3,050	e*	Infinera Corp	36,600
8,797	e*	InterDigital, Inc	174,269
6,922	e*	InterVoice, Inc	55,099
1,900	e*	IPG Photonics Corp	29,811
2,654	e*	iRobot Corp	45,410
4,946	*	IXYS Corp	33,781
15,063	e*	Kemet Corp	60,855
23,647	e*	Lattice Semiconductor Corp	67,157
3,948	e*	Littelfuse, Inc	138,062
1,981	e*	Loral Space & Communications, Inc	47,227
3,142		LSI Industries, Inc	41,506
8,886	e*	Mattson Technology, Inc	54,116
4,068	e*	Medis Technologies Ltd	36,897
3,913	e*	Mercury Computer Systems, Inc	21,991
6,496		Methode Electronics, Inc	75,938
9,874	e	Micrel, Inc	91,532
14,096	e*	Microsemi Corp	321,389
9,109	e*	Microtune, Inc	33,339
10,275	*	MIPS Technologies, Inc	40,689
4,706	e*	Monolithic Power Systems, Inc	82,967
6,999	e*	Moog, Inc (Class A)	295,428
28,145	e*	MRV Communications, Inc	38,559
1,701	e*	Multi-Fineline Electronix, Inc	31,928
829	e	National Presto Industries, Inc	43,440
2,927	e*	Netlogic Microsystems, Inc	70,658
10,220	e*	Omnivision Technologies, Inc	171,900
58,521	e*	ON Semiconductor Corp	332,399
28,287	e*	On2 Technologies, Inc	28,853
18,673	e	Openwave Systems, Inc	45,749
3,930	e*	Oplink Communications, Inc	34,859
3,540	e*	OpNext, Inc	19,293
2,428	e*	Optium Corp	17,069
2,662	e*	OSI Systems, Inc	61,279
3,592	e	Park Electrochemical Corp	92,853
4,628	e*	Pericom Semiconductor Corp	67,939
7,427	e*	Photronics, Inc	70,928
8,975	e	Plantronics, Inc	173,307
8,557	e*	Plexus Corp	240,024

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,103	e*	PLX Technology, Inc	$34,037
39,636	e*	PMC - Sierra, Inc	225,925
16,942	e*	Polycom, Inc	381,873
2,870	e*	Polypore International, Inc	59,380
1,404	e*	Powell Industries, Inc	55,275
13,081	e*	Power-One, Inc	41,990
23,167	e*	Powerwave Technologies, Inc	59,076
2,846	e	Raven Industries, Inc	86,234
5,925	e	Regal-Beloit Corp	217,033
50,162	e*	RF Micro Devices, Inc	133,431
3,134	e*	Rogers Corp	104,707
1,160	e*	Rubicon Technology, Inc	33,617
5,155	e*	Seachange International, Inc	36,240
11,786	e*	Semtech Corp	168,893
1,500	*	ShoreTel, Inc	7,680
16,854	e*	Silicon Image, Inc	84,439
16,092	e*	Silicon Storage Technology, Inc	42,161
29,551	e*	Skyworks Solutions, Inc	215,131
8,911	e*	Smart Modular Technologies WWH, Inc	55,337
18,659	e*	Spansion, Inc (Class A)	51,312
7,269	e*	Spectrum Brands, Inc	33,219
4,068	*	Standard Microsystems Corp	118,704
2,340	e*	Starent Networks Corp	31,590
2,904	e*	Stoneridge, Inc	39,059
2,167	e*	Supertex, Inc	44,228
32,780	e*	Sycamore Networks, Inc	119,975
8,773	e*	Symmetricom, Inc	30,618
4,559	e*	Synaptics, Inc	108,869
10,126	e*	Syntax-Brillian Corp	9,923
7,622	e	Technitrol, Inc	176,297
2,935	e*	Techwell, Inc	31,815
10,959	e*	Tekelec	136,440
9,046	e*	Tessera Technologies, Inc	188,157
11,198	e*	Trident Microsystems, Inc	57,670
26,382	e*	Triquint Semiconductor, Inc	133,493
7,493	e*	TTM Technologies, Inc	84,821
3,343	e*	Ultra Clean Holdings	32,761
4,914	e*	Universal Display Corp	70,368
2,676	e*	Universal Electronics, Inc	64,786
22,250	e*	Utstarcom, Inc	63,190
4,304	e*	Viasat, Inc	93,483
3,309	e	Vicor Corp	39,509
3,783	e*	Volterra Semiconductor Corp	42,861
4,796	e*	Zoltek Cos, Inc	127,190
9,418	e*	Zoran Corp	128,650
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	13,479,386

ENGINEERING AND MANAGEMENT SERVICES - 2.69%
3,370	*	Advisory Board Co	185,148
7,968	e*	Aecom Technology Corp	207,248
1,080	e*	Affymax, Inc	15,228
14,607	*	Applera Corp (Celera Genomics Group)	214,723
11,476	e*	Ariad Pharmaceuticals, Inc	38,674
2,294	e	CDI Corp	57,465

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
910	e*	China Architectural Engineering, Inc	$4,960
990	e*	comScore, Inc	19,859
1,705	e*	Cornell Cos, Inc	38,294
1,866	e*	CRA International, Inc	59,973
10,531	e*	CV Therapeutics, Inc	75,086
5,291	e	Diamond Management & Technology Consultants, Inc	34,127
7,131	e*	eResearch Technology, Inc	88,567
18,543	e*	Exelixis, Inc	128,874
2,774	*	Exponent, Inc	91,098
3,799	e*	Greenfield Online, Inc	45,056
8,204	e*	Harris Interactive, Inc	22,397
3,462	e*	Huron Consulting Group, Inc	143,846
15,747	e*	Incyte Corp	165,501
17,130	e*	Isis Pharmaceuticals, Inc	241,704
2,256	*	Kendle International, Inc	101,340
8,242	e*	Kosan Biosciences, Inc	12,940
1,640	e	Landauer, Inc	82,558
4,429	e*	LECG Corp	41,455
6,262	e*	Lifecell Corp	263,192
6,365	e*	Luminex Corp	125,072
3,287		MAXIMUS, Inc	120,666
4,342	e*	Maxygen, Inc	28,049
1,241	e*	Michael Baker Corp	27,873
1,841	e*	MTC Technologies, Inc	43,779
7,949	e*	Myriad Genetics, Inc	320,265
8,893	e*	Navigant Consulting, Inc	168,789
6,208	e*	Neurogen Corp	11,547
6,431	e*	Omnicell, Inc	129,263
3,610	e*	PharmaNet Development Group, Inc	91,080
11,808	e*	Regeneron Pharmaceuticals, Inc	226,596
27,535	e*	Rentech, Inc	24,506
8,718		Resources Connection, Inc	155,791
6,512	e*	Rigel Pharmaceuticals, Inc	121,514
8,661	*	RTI Biologics, Inc	81,846
30,817	e*	SAIC, Inc	572,888
9,906	e*	Savient Pharmaceuticals, Inc	198,120
10,798	e*	Seattle Genetics, Inc	98,262
5,228	e*	Senomyx, Inc	30,845
1,422	e*	Stanley, Inc	41,892
6,105	e*	Symyx Technologies, Inc	45,788
1,960	e*	Tejon Ranch Co	73,147
10,312	e*	Telik, Inc	25,161
10,788	e*	Tetra Tech, Inc	210,474
8,370	e*	Verenium Corp	29,462
7,895	e	Watson Wyatt & Co Holdings (Class A)	448,041
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	5,830,029

FABRICATED METAL PRODUCTS - 1.30%
1,696	e	Ameron International Corp	158,627
12,792	e	Aptargroup, Inc	497,993
2,575	e*	Chart Industries, Inc	87,138
2,907		CIRCOR International, Inc	134,449
4,622	e*	Commercial Vehicle Group, Inc	45,804
254	e	Compx International, Inc	2,337

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,354	e	Dynamic Materials Corp	$101,693
4,918	e*	Griffon Corp	42,295
2,051	e	Gulf Island Fabrication, Inc	58,905
3,492	e	Insteel Industries, Inc	40,612
2,666	e*	Ladish Co, Inc	95,976
2,104	e	Lifetime Brands, Inc	18,810
6,384	e*	Mobile Mini, Inc	121,296
21,439	e	Mueller Water Products, Inc (Class A)	175,371
3,599	e*	NCI Building Systems, Inc	87,096
1,592	e*	Park-Ohio Holdings Corp	25,010
2,158	*	PGT, Inc	5,913
4,587		Silgan Holdings, Inc	227,653
6,899	e	Simpson Manufacturing Co, Inc	187,515
4,818	e*	Smith & Wesson Holding Corp	24,186
3,762	e*	Sturm Ruger & Co, Inc	30,999
1,956	e	Sun Hydraulics Corp	57,252
11,912	e*	Taser International, Inc	111,973
2,533	*	Trimas Corp	13,349
3,436	e	Valmont Industries, Inc	301,990
5,507	e	Watts Water Technologies, Inc (Class A)	154,361
		TOTAL FABRICATED METAL PRODUCTS	2,808,603

FOOD AND KINDRED PRODUCTS - 1.06%
3,980	e*	Altus Pharmaceuticals, Inc	18,109
1,523	e*	American Dairy, Inc	14,012
1,734	e*	Boston Beer Co, Inc (Class A)	82,434
1,078	e	Coca-Cola Bottling Co Consolidated	66,426
15,023	*	Darling International, Inc	194,548
1,402	e	Farmer Bros Co	32,442
14,182	e	Flowers Foods, Inc	351,005
2,091	e	Imperial Sugar Co	39,353
2,737		J&J Snack Foods Corp	75,185
4,911	e*	Jones Soda Co	17,139
3,987	e	Lancaster Colony Corp	159,321
5,633	e	Lance, Inc	110,407
2,245	e*	M&F Worldwide Corp	83,941
2,113	e	MGP Ingredients, Inc	14,770
2,253		National Beverage Corp	17,281
2,740	e*	Peet's Coffee & Tea, Inc	64,417
6,469	*	Performance Food Group Co	211,407
4,770	e*	Ralcorp Holdings, Inc	277,376
3,873	e	Reddy Ice Holdings, Inc	50,465
3,229	e	Sanderson Farms, Inc	122,734
6,901	e	Tootsie Roll Industries, Inc	173,919
5,549	*	TreeHouse Foods, Inc	126,850
		TOTAL FOOD AND KINDRED PRODUCTS	2,303,541

FOOD STORES - 0.38%
223	e	Arden Group, Inc (Class A)	31,889
5,216	e*	Great Atlantic & Pacific Tea Co, Inc	136,764
2,420	e	Ingles Markets, Inc (Class A)	59,508
4,058	e*	Pantry, Inc	85,543
7,588	e	Ruddick Corp	279,694
668		Village Super Market (Class A)	34,402

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,216	e	Weis Markets, Inc	$76,386
6,547	e*	Winn-Dixie Stores, Inc	117,584
		TOTAL FOOD STORES	821,770

FURNITURE AND FIXTURES - 0.49%
4,699	e	Ethan Allen Interiors, Inc	133,593
8,538	e	Furniture Brands International, Inc	99,895
10,478	e	Herman Miller, Inc	257,444
2,113	e	Hooker Furniture Corp	47,204
10,292	e	Interface, Inc (Class A)	144,603
5,163	e	Kimball International, Inc (Class B)	55,347
9,492	e	La-Z-Boy, Inc	79,163
7,948	e	Sealy Corp	60,405
8,498	e*	Select Comfort Corp	30,593
14,132	e	Tempur-Pedic International, Inc	155,452
		TOTAL FURNITURE AND FIXTURES	1,063,699

FURNITURE AND HOMEFURNISHINGS STORES - 0.13%
3,769	e	Haverty Furniture Cos, Inc	40,102
1,550	e*	hhgregg, Inc	17,438
8,829		Knoll, Inc	101,887
15,809	e*	Pier 1 Imports, Inc	99,281
5,235	e	Tuesday Morning Corp	27,117
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	285,825

GENERAL BUILDING CONTRACTORS - 0.67%
276	e	Amrep Corp	14,435
987	e*	Avatar Holdings, Inc	43,023
7,950	e	Beazer Homes USA, Inc	75,128
2,042	e	Brookfield Homes Corp	34,306
7,025	e*	Hovnanian Enterprises, Inc (Class A)	74,465
2,625	e	M/I Homes, Inc	44,573
4,476	e	McGrath RentCorp	107,916
4,560	e*	Meritage Homes Corp	88,099
1,880	e*	Palm Harbor Homes, Inc	9,889
4,981	e*	Perini Corp	180,462
13,688	e	Standard-Pacific Corp	66,524
3,060	e*	Team, Inc	83,538
9,617	e	Walter Industries, Inc	602,313
6,238	e*	WCI Communities, Inc	20,897
		TOTAL GENERAL BUILDING CONTRACTORS	1,445,568

GENERAL MERCHANDISE STORES - 0.22%
8,900	e*	99 Cents Only Stores	88,021
1,859	e	Bon-Ton Stores, Inc	10,169
9,333	e	Casey's General Stores, Inc	210,926
2,149	e*	Conn's, Inc	35,050
7,620	e	Fred's, Inc	78,105
4,885	e*	Retail Ventures, Inc	23,692
4,938	e	Stein Mart, Inc	27,752
		TOTAL GENERAL MERCHANDISE STORES	473,715

HEALTH SERVICES - 1.57%
4,738	e*	Alliance Imaging, Inc	40,747

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,830	e*	Amedisys, Inc	$190,012
2,200	e*	American Dental Partners, Inc	21,274
5,776	*	Amsurg Corp	136,776
8,201	e*	Apria Healthcare Group, Inc	161,970
10,775	e*	Assisted Living Concepts, Inc (A Shares)	63,465
2,104	e*	Bio-Reference Labs, Inc	55,609
1,399	*	Corvel Corp	42,795
5,704	e*	Cross Country Healthcare, Inc	70,558
4,352	e*	CryoLife, Inc	40,909
2,352	e*	eHealth, Inc	51,909
2,312	e*	Emeritus Corp	48,228
820	e	Ensign Group, Inc	7,601
5,518	e*	Enzo Biochem, Inc	50,159
2,317	e*	Genomic Health, Inc	43,768
1,020	*	Genoptix, Inc	25,510
5,277	e*	Gentiva Health Services, Inc	114,828
14,550	e*	Healthsouth Corp	258,845
6,497	e*	Healthways, Inc	229,604
9,110	e*	Hythiam, Inc	11,023
10,249	e*	Immunomedics, Inc	28,800
1,100	*	IPC The Hospitalist Co, Inc	21,758
5,189	*	Kindred Healthcare, Inc	113,483
3,458	e	LCA-Vision, Inc	43,225
2,591	e*	LHC Group, Inc	43,529
7,223	e*	Magellan Health Services, Inc	286,681
3,824	*	Matria Healthcare, Inc	85,275
1,716	e*	Medcath Corp	31,231
1,344	e	National Healthcare Corp	65,453
16,302	e*	Nektar Therapeutics	113,136
3,777	e*	Nighthawk Radiology Holdings, Inc	35,353
5,968	e*	Odyssey HealthCare, Inc	53,712
10,031	e*	Psychiatric Solutions, Inc	340,252
3,086	*	RehabCare Group, Inc	46,290
865	e*	Sirtris Pharmaceuticals, Inc	11,236
3,898	e*	Skilled Healthcare Group, Inc (Class A)	42,800
4,645	e*	Stereotaxis, Inc	27,498
8,283	*	Sun Healthcare Group, Inc	108,839
8,303	e*	Sunrise Senior Living, Inc	184,991
2,590	*	Triple-S Management Corp (Class B)	45,714
790	e*	Virtual Radiologic Corp	12,071
		TOTAL HEALTH SERVICES	3,406,917

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.14%
1,151	e*	Comverge, Inc	11,890
6,403	e	Granite Construction, Inc	209,442
2,357	e	Great Lakes Dredge & Dock Corp	12,186
4,725	e*	Matrix Service Co	81,176
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	314,694

HOLDING AND OTHER INVESTMENT OFFICES - 9.44%
6,047	e	Acadia Realty Trust	146,035
1,390	e	Agree Realty Corp	38,156
12,102	e	Alesco Financial, Inc	34,854
368	e*	Alexander's, Inc	130,456

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,888	e	Alexandria Real Estate Equities, Inc	$545,935
4,809		American Campus Communities, Inc	131,574
23,170		American Financial Realty Trust	183,970
3,624	e*	Ampal American Israel (Class A)	23,194
11,399	e	Anthracite Capital, Inc	75,233
12,555	e	Anworth Mortgage Asset Corp	76,962
21,688	e	Apollo Investment Corp	343,321
2,739	e	Arbor Realty Trust, Inc	41,304
18,793	e	Ashford Hospitality Trust, Inc	106,744
3,006		Associated Estates Realty Corp	34,389
12,095	e	BioMed Realty Trust, Inc	288,950
1,422	e	BRT Realty Trust	19,922
8,181	e	Capital Lease Funding, Inc	63,566
564	e	Capital Southwest Corp	69,778
2,431	e	Capital Trust, Inc (Class A)	65,515
6,095	e	CBRE Realty Finance, Inc	24,563
8,159		Cedar Shopping Centers, Inc	95,297
1,385	e	Cherokee, Inc	46,633
7,206	e	Corporate Office Properties Trust	242,194
7,588		Cousins Properties, Inc	187,499
4,450	e	Crystal River Capital, Inc	39,739
31,125	e	DCT Industrial Trust, Inc	310,005
10,404	e	Deerfield Capital Corp	14,670
17,470	e	DiamondRock Hospitality Co	221,345
10,417	e	Digital Realty Trust, Inc	369,804
4,441	e	EastGroup Properties, Inc	206,329
4,974		Education Realty Trust, Inc	62,523
4,313	e*	Energy Infrastructure Acquisition Corp	42,914
5,185	e	Entertainment Properties Trust	255,776
3,758	e	Equity Lifestyle Properties, Inc	185,532
6,826	e	Equity One, Inc	163,619
11,443	e	Extra Space Storage, Inc	185,262
11,097	e	FelCor Lodging Trust, Inc	133,497
8,380	e	First Industrial Realty Trust, Inc	258,858
4,306	e	First Potomac Realty Trust	66,183
11,183	e	Franklin Street Properties Corp	160,141
24,766	e	Friedman Billings Ramsey Group, Inc (Class A)	42,102
3,286	e	Getty Realty Corp	52,346
3,807	e	Gladstone Capital Corp	71,229
6,607	e	Glimcher Realty Trust	79,020
5,794	e	GMH Communities Trust	50,292
4,427	e	Gramercy Capital Corp	92,657
9,358	e	Healthcare Realty Trust, Inc	244,712
7,252	e	Hersha Hospitality Trust	65,486
3,247	e*	HFF, Inc (Class A)	16,267
10,740	e*	Hicks Acquisition Co I, Inc	98,593
10,510		Highwoods Properties, Inc	326,546
8,446	e*	Hilltop Holdings, Inc	87,838
6,160		Home Properties, Inc	295,618
17,263	e	IMPAC Mortgage Holdings, Inc	21,924
10,864	e	Inland Real Estate Corp	165,241
10,864	e	Investors Real Estate Trust	106,250
90,200	e	iShares Russell 2000 Index Fund	6,179,602
8,947	e*	Jamba, Inc	23,710

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,456	e	JER Investors Trust, Inc	$37,787
3,707	e	Kite Realty Group Trust	51,898
7,416	e	LaSalle Hotel Properties	213,062
11,767	e	Lexington Corporate Properties Trust	169,562
4,513	e	LTC Properties, Inc	116,029
6,291	ev	Luminent Mortgage Capital, Inc	3,649
6,658	e	Maguire Properties, Inc	95,276
11,958	e	Medical Properties Trust, Inc	135,365
7,970	e*	Meruelo Maddux Properties, Inc	20,244
28,235	e	MFA Mortgage Investments, Inc	177,881
4,704		Mid-America Apartment Communities, Inc	234,447
3,634	e	Mission West Properties, Inc	34,341
4,315		MVC Capital, Inc	65,761
4,261	e	National Health Investors, Inc	133,156
13,301		National Retail Properties, Inc	293,287
17,602	e	Nationwide Health Properties, Inc	594,068
7,419	e	Newcastle Investment Corp	61,281
7,802	e*	NexCen Brands, Inc	26,761
10,898	e	NorthStar Realty Finance Corp	89,037
7,370	*	NRDC Acquisition Corp	67,730
12,449		Omega Healthcare Investors, Inc	216,115
2,819		Parkway Properties, Inc	104,190
3,625	e	PennantPark Investment Corp	30,849
5,708	e	Pennsylvania Real Estate Investment Trust	139,218
8,061	e	Post Properties, Inc	311,316
7,211	e	Potlatch Corp	297,598
4,178	e	Prospect Capital Corp	63,589
2,824		PS Business Parks, Inc	146,566
10,798	e	RAIT Investment Trust	74,938
3,301	e	Ramco-Gershenson Properties	69,684
18,664	e	Realty Income Corp	478,172
4,690	e	Redwood Trust, Inc	170,482
3,915	e	Resource Capital Corp	29,637
2,073	e	Saul Centers, Inc	104,148
17,538	e	Senior Housing Properties Trust	415,651
4,049	e	Sovran Self Storage, Inc	172,933
13,225	e	Strategic Hotels & Resorts, Inc	173,644
3,086	e	Sun Communities, Inc	63,263
11,605	e	Sunstone Hotel Investors, Inc	185,796
5,777	e	Tanger Factory Outlet Centers, Inc	222,241
3,172	e*	Tarragon Corp	6,820
8,580	e*	Triplecrown Acquisition Corp	78,250
2,345	e	Universal Health Realty Income Trust	78,089
3,753	e	Urstadt Biddle Properties, Inc (Class A)	59,035
8,562		U-Store-It Trust	97,007
8,321	e	Washington Real Estate Investment Trust	278,088
8,921		Winthrop Realty Trust	36,755
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	20,436,370

HOTELS AND OTHER LODGING PLACES - 0.43%
4,539	e	Ameristar Casinos, Inc	82,837
3,732	e*	Bluegreen Corp	25,004
7,588	e*	Gaylord Entertainment Co	229,841
5,090	e*	Great Wolf Resorts, Inc	32,474

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,849	e*	Isle of Capri Casinos, Inc	$20,370
3,328	e*	Lodgian, Inc	37,107
3,923	e	Marcus Corp	75,322
2,064	e*	Monarch Casino & Resort, Inc	36,553
3,828	e*	Morgans Hotel Group Co	56,731
1,802	e*	Riviera Holdings Corp	37,139
6,369	e*	Trump Entertainment Resorts, Inc	22,928
5,805	e*	Vail Resorts, Inc	280,323
		TOTAL HOTELS AND OTHER LODGING PLACES	936,629

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.29%
1,340	*	3PAR, Inc	9,058
2,490	e	Aaon, Inc	49,875
10,126		Actuant Corp (Class A)	305,906
5,457	e	Albany International Corp (Class A)	197,216
4,496	e*	Allis-Chalmers Energy, Inc	62,000
1,930	e*	Altra Holdings, Inc	25,959
1,233	e	Ampco-Pittsburgh Corp	53,007
3,586	e*	Astec Industries, Inc	138,993
9,170	e*	Asyst Technologies, Inc	32,095
1,280	*	AuthenTec, Inc	12,723
18,336	*	Axcelis Technologies, Inc	102,682
3,080		Black Box Corp	95,018
6,768	e*	Blount International, Inc	83,720
8,791	e	Briggs & Stratton Corp	157,359
12,516	e*	Brooks Automation, Inc	121,656
6,907	e	Bucyrus International, Inc (Class A)	702,097
2,136	e	Cascade Corp	105,326
15,682	e*	Cirrus Logic, Inc	105,383
3,640	e*	Columbus McKinnon Corp	112,767
6,015	e*	Cray, Inc	35,849
8,184	e	Curtiss-Wright Corp	339,472
5,680	e*	Cymer, Inc	147,907
4,827	*	Dril-Quip, Inc	224,311
10,082	e*	Electronics for Imaging, Inc	150,423
15,695	e*	Emulex Corp	254,887
3,038	e*	ENGlobal Corp	25,975
3,837	e*	EnPro Industries, Inc	119,676
20,597	e*	Entegris, Inc	148,092
22,800	e*	Extreme Networks, Inc	70,680
3,650	e*	Flotek Industries, Inc	53,254
6,511	e*	Flow International Corp	60,487
3,142	e*	Fuel Tech, Inc	64,411
2,172	e*	Gehl Co	36,794
2,700	e	Gorman-Rupp Co	88,803
1,875	e	Hardinge, Inc	25,800
999	e*	Hurco Cos, Inc	46,733
5,212	*	Immersion Corp	37,057
11,192	e*	Intermec, Inc	248,350
3,730	e*	Intevac, Inc	48,304
2,280	e*	Isilon Systems, Inc	11,126
2,478	*	Kadant, Inc	72,804
5,229	e	Kaydon Corp	229,605
9,560	e*	Kulicke & Soffa Industries, Inc	45,697

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,192	e	Lindsay Manufacturing Co	$224,614
2,807	e	Lufkin Industries, Inc	179,143
14,976	*	Micros Systems, Inc	504,092
2,570	e*	Middleby Corp	160,342
6,218	e	Modine Manufacturing Co	90,099
1,021		Nacco Industries, Inc (Class A)	82,640
3,466	*	NATCO Group, Inc (Class A)	162,036
1,680	*	Netezza Corp	15,910
6,148	e*	Netgear, Inc	122,653
6,219	e	Nordson Corp	334,893
9,050	e*	Oil States International, Inc	405,531
18,438	e	Palm, Inc	92,190
35,112	e*	Quantum Corp	75,140
5,208	e*	Rackable Systems, Inc	47,497
4,025	e*	RBC Bearings, Inc	149,448
1,792	e*	Rimage Corp	39,245
5,238	e	Robbins & Myers, Inc	171,021
20,402	e*	Safeguard Scientifics, Inc	30,399
1,966	e	Sauer-Danfoss, Inc	43,527
4,766	e*	Scansource, Inc	172,482
4,089	e*	Semitool, Inc	34,020
5,320	e*	Sigma Designs, Inc	120,604
1,321	e*	Silicon Graphics, Inc	15,667
11,928	e*	SourceForge, Inc	23,737
2,290		Standex International Corp	51,159
6,000	e*	STEC, Inc	37,140
2,218	e*	Super Micro Computer, Inc	18,520
1,223	*	T-3 Energy Services, Inc	52,051
2,888	e*	Tecumseh Products Co (Class A)	88,604
2,991	e	Tennant Co	119,072
3,647	e*	TurboChef Technologies, Inc	23,778
1,618	e	Twin Disc, Inc	25,597
4,051	e*	Ultratech, Inc	38,930
4,278	e	Watsco, Inc	177,195
11,072	e	Woodward Governor Co	295,844
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9,284,157

INSTRUMENTS AND RELATED PRODUCTS - 5.98%
4,073	e*	Abaxis, Inc	94,371
5,133	e*	Abiomed, Inc	67,448
3,060	e*	Accuray, Inc	23,899
12,708	e*	Affymetrix, Inc	221,246
11,304	e*	Align Technology, Inc	125,587
13,418	e*	American Medical Systems Holdings, Inc	190,401
1,653	e	American Science & Engineering, Inc	90,204
2,450		Analogic Corp	163,023
2,935	e*	Anaren, Inc	37,157
3,836	e*	Angiodynamics, Inc	44,344
5,234	e*	Applied Energetics, Inc	8,688
2,408	e*	Argon ST, Inc	40,960
5,127	e*	Arthrocare Corp	170,985
3,161	e*	Aspect Medical Systems, Inc	19,282
2,579	e	Badger Meter, Inc	111,413
3,447	*	Bio-Rad Laboratories, Inc (Class A)	306,611

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
12,126	e*	Bruker BioSciences Corp	$186,619
2,115	*	Cantel Medical Corp	22,461
10,173	e*	Cepheid, Inc	248,119
4,036	e	Cohu, Inc	65,585
5,114	e*	Conmed Corp	131,123
23,985	e*	Credence Systems Corp	40,775
2,365	e*	Cutera, Inc	31,857
4,192	e*	Cyberonics, Inc	60,784
1,424	e*	Cynosure, Inc (Class A)	30,331
2,350	e	Datascope Corp	97,361
3,515	e*	Dionex Corp	270,620
2,360	e*	Eagle Test Systems, Inc	24,780
4,813	e*	ESCO Technologies, Inc	191,172
5,403	*	Esterline Technologies Corp	272,149
8,420	e*	ev3, Inc	68,539
2,153	e*	Excel Technology, Inc	58,045
3,016	e*	FARO Technologies, Inc	94,039
6,957	e*	FEI Co	151,871
2,140	*	FGX International Holdings Ltd	25,594
24,500	e*	Flir Systems, Inc	737,205
8,960	e*	Formfactor, Inc	171,136
8,071	e*	Fossil, Inc	246,488
4,902	*	Haemonetics Corp	292,061
22,604	d,e*	Hologic, Inc	1,256,782
2,312	e*	ICU Medical, Inc	66,516
890	e*	ICx Technologies, Inc	4,005
3,512	e*	I-Flow Corp	49,273
4,442	e*	II-VI, Inc	168,707
9,880	e*	Illumina, Inc	749,892
1,410	e*	Insulet Corp	20,304
3,399	e*	Integra LifeSciences Holdings Corp	147,755
5,116	e	Invacare Corp	113,984
15,334	e*	ION Geophysical Corp	211,609
5,535	e*	Itron, Inc	499,423
8,027	e*	Ixia	62,290
2,118	e*	Kensey Nash Corp	61,316
11,235	e*	L-1 Identity Solutions, Inc	149,426
11,421	e*	LTX Corp	35,862
2,460	e*	Masimo Corp	63,960
2,476	e*	Measurement Specialties, Inc	43,256
2,583	e*	Medical Action Industries, Inc	42,439
6,343	e	Mentor Corp	163,142
5,218	e*	Merit Medical Systems, Inc	82,601
2,582	e*	Micrus Endovascular Corp	31,914
5,196	e	Mine Safety Appliances Co	214,023
8,406	e*	MKS Instruments, Inc	179,888
3,061		Movado Group, Inc	59,659
3,148		MTS Systems Corp	101,554
3,835	e*	Natus Medical, Inc	69,605
6,278	e*	Newport Corp	70,125
3,598	e*	Northstar Neuroscience, Inc	5,685
6,386	e*	NuVasive, Inc	220,381
3,604	e*	NxStage Medical, Inc	15,569
2,961	e*	Orthofix International NV	117,759

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
691	e*	OYO Geospace Corp	$31,385
3,287	e*	Palomar Medical Technologies, Inc	49,634
5,744	e*	Rofin-Sinar Technologies, Inc	257,906
4,923	e*	Rudolph Technologies, Inc	48,098
11,975	e*	Sirf Technology Holdings, Inc	60,953
2,971	e*	Sirona Dental Systems, Inc	80,128
5,016	e*	Sonic Innovations, Inc	24,227
3,940	e*	Sonic Solutions, Inc	38,021
2,945	e*	SonoSite, Inc	83,726
5,908	e*	Spectranetics Corp	49,391
12,045	e	STERIS Corp	323,167
6,273	e*	Symmetry Medical, Inc	104,132
6,461	e*	Teledyne Technologies, Inc	303,667
10,075	e*	Thoratec Corp	143,972
1,160	e*	Trans1, Inc	13,514
5,661	e*	Varian, Inc	327,885
5,802	e*	Veeco Instruments, Inc	96,487
3,011	e*	Vital Images, Inc	44,623
1,927	e	Vital Signs, Inc	97,603
10,362	e*	Vivus, Inc	62,483
5,123	e*	Volcano Corp	64,038
6,652	*	Wright Medical Group, Inc	160,579
5,028	e*	X-Rite, Inc	30,017
3,796	e*	Zoll Medical Corp	100,936
2,993	e*	Zygo Corp	37,233
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	12,946,842

INSURANCE AGENTS, BROKERS AND SERVICE - 0.22%
6,184	e*	Crawford & Co (Class B)	32,466
6,810	e	Hilb Rogal & Hobbs Co	214,311
6,697	e	National Financial Partners Corp	150,482
4,361	e*	United America Indemnity Ltd (Class A)	83,993
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	481,252

INSURANCE CARRIERS - 3.71%
6,187	e	Alfa Corp	135,990
10,752	e	American Equity Investment Life Holding Co	99,779
1,631		American Physicians Capital, Inc	75,613
9,743	e*	AMERIGROUP Corp	266,276
3,295	*	Amerisafe, Inc	41,649
5,150	e	Amtrust Financial Services, Inc	83,482
5,461	*	Argo Group International Holdings Ltd	193,975
16,285	e	Aspen Insurance Holdings Ltd	429,598
14,814		Assured Guaranty Ltd	351,684
1,592	e	Baldwin & Lyons, Inc (Class B)	40,883
1,131	e	Castlepoint Holdings Ltd	11,005
8,217	e*	Centene Corp	114,545
7,497	e*	Citizens, Inc	50,155
2,937	e*	CNA Surety Corp	45,171
9,027	e	Commerce Group, Inc	325,514
1,386	*	Darwin Professional Underwriters, Inc	31,171
8,029	e	Delphi Financial Group, Inc (Class A)	234,688
2,344	e	Donegal Group, Inc (Class A)	40,786
1,091	e	EMC Insurance Group, Inc	29,337

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
9,252		Employers Holdings, Inc	$171,532
1,260	e*	Enstar Group Ltd	140,200
2,554		FBL Financial Group, Inc (Class A)	72,763
2,176	e*	First Acceptance Corp	6,202
2,245	*	First Mercury Financial Corp	39,085
2,443		Flagstone Reinsurance Holdings Ltd	29,560
1,639	e*	Fpic Insurance Group, Inc	77,262
1,814	e*	Greenlight Capital Re Ltd (Class A)	33,740
1,125	e*	Hallmark Financial Services	12,555
2,798		Harleysville Group, Inc	100,980
5,844	*	HealthExtras, Inc	145,165
9,063	e*	Healthspring, Inc	127,607
7,516		Horace Mann Educators Corp	131,380
1,678	e	Independence Holding Co	20,002
3,068		Infinity Property & Casualty Corp	127,629
11,172		IPC Holdings Ltd	312,816
845	e	Kansas City Life Insurance Co	40,611
2,792	e	LandAmerica Financial Group, Inc	110,200
10,367	e	Max Re Capital Ltd	271,512
5,485	e	Meadowbrook Insurance Group, Inc	42,838
1,878	e	Midland Co	121,939
2,430	e*	Molina Healthcare, Inc	59,341
17,690	e	Montpelier Re Holdings Ltd	283,925
971	e	National Interstate Corp	22,673
412	e	National Western Life Insurance Co (Class A)	89,317
2,478	e*	Navigators Group, Inc	134,803
1,035	e	NYMAGIC, Inc	23,505
4,953	e	Odyssey Re Holdings Corp	182,023
21,084	e	Phoenix Cos, Inc	257,436
9,933		Platinum Underwriters Holdings Ltd	322,425
5,545	e*	PMA Capital Corp (Class A)	47,354
4,146	e	Presidential Life Corp	72,306
10,168	e*	Primus Guaranty Ltd	36,401
6,160	e*	ProAssurance Corp	331,593
3,687	e*	RAM Holdings Ltd	8,369
3,737	e	RLI Corp	185,243
3,131	e	Safety Insurance Group, Inc	106,861
4,144	*	SeaBright Insurance Holdings, Inc	61,041
3,721	e v	Security Capital Assurance Ltd	1,898
10,132	e	Selective Insurance Group, Inc	241,952
2,538	e	State Auto Financial Corp	73,932
3,047	e	Stewart Information Services Corp	85,286
3,552	e	Tower Group, Inc	89,404
2,487	e*	Triad Guaranty, Inc	12,435
4,137		United Fire & Casualty Co	154,724
8,677	e*	Universal American Financial Corp	91,976
2,910	e	Validus Holdings Ltd	68,181
6,839	e	Zenith National Insurance Corp	245,247
		TOTAL INSURANCE CARRIERS	8,026,530

JUSTICE, PUBLIC ORDER AND SAFETY - 0.12%
9,319	e*	Geo Group, Inc	265,032
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	265,032

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
LEATHER AND LEATHER PRODUCTS - 0.35%
4,050	e*	Genesco, Inc	$93,596
9,502	e*	Iconix Brand Group, Inc	164,860
3,676	e*	Steven Madden Ltd	62,970
8,398	e*	Timberland Co (Class A)	115,305
1,479	e	Weyco Group, Inc	43,882
9,186	e	Wolverine World Wide, Inc	266,486
		TOTAL LEATHER AND LEATHER PRODUCTS	747,099

LEGAL SERVICES - 0.32%
8,750	e*	FTI Consulting, Inc	621,600
1,615	e*	Pre-Paid Legal Services, Inc	68,492
		TOTAL LEGAL SERVICES	690,092

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
1,585	e*	Emergency Medical Services Corp (Class A)	39,134
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	39,134

LUMBER AND WOOD PRODUCTS - 0.19%
2,088	e	American Woodmark Corp	42,929
13,933	e*	Champion Enterprises, Inc	139,748
1,864	e	Deltic Timber Corp	103,825
1,213	e	Skyline Corp	33,746
2,963	e	Universal Forest Products, Inc	95,409
		TOTAL LUMBER AND WOOD PRODUCTS	415,657

METAL MINING - 0.61%
11,115	e*	Apex Silver Mines Ltd	134,714
90,510	e*	Coeur d'Alene Mines Corp	365,660
22,220	e*	Hecla Mining Co	247,975
9,459	*	Rosetta Resources, Inc	186,059
4,776	e	Royal Gold, Inc	144,092
5,082	e*	ShengdaTech, Inc	43,197
7,724	e*	Stillwater Mining Co	119,490
9,275	e*	Uranium Resources, Inc	55,557
10,843	*	US Gold Corp	27,541
		TOTAL METAL MINING	1,324,285

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.35%
4,521	e	Blyth, Inc	89,154
12,242	e	Callaway Golf Co	179,713
5,739	e	Daktronics, Inc	102,785
5,309	e*	Jakks Pacific, Inc	146,369
2,305	e	Marine Products Corp	18,624
5,734	e	Nautilus, Inc	18,865
3,519	e*	RC2 Corp	73,793
2,954	e*	Russ Berrie & Co, Inc	41,533
6,289	e*	Shuffle Master, Inc	33,646
1,533	e*	Steinway Musical Instruments, Inc	43,721
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	748,203

MISCELLANEOUS RETAIL - 1.24%
4,652	*	1-800-FLOWERS.COM, Inc (Class A)	39,589
3,479	e*	AC Moore Arts & Crafts, Inc	23,727

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,876	e	Big 5 Sporting Goods Corp	$33,993
2,585	e*	Blue Nile, Inc	139,978
2,769	e	Books-A-Million, Inc	24,201
10,412	e	Borders Group, Inc	61,118
2,761	e*	Build-A-Bear Workshop, Inc	25,097
6,916	e*	Cabela's, Inc	97,931
5,530	e	Cash America International, Inc	201,292
6,884	e*	CKX, Inc	65,536
6,983	*	Ezcorp, Inc (Class A)	85,961
1,691	e*	Gander Mountain Co	10,281
3,627	e*	GSI Commerce, Inc	47,695
5,617	e*	Hibbett Sports, Inc	86,726
6,084	e	Longs Drug Stores Corp	258,327
2,810	e*	Overstock.com, Inc	33,467
1,883	*	PC Connection, Inc	14,913
7,003	e*	Priceline.com, Inc	846,383
2,354	e	Pricesmart, Inc	65,229
2,764	e*	Shutterfly, Inc	41,101
2,841	e*	Stamps.com, Inc	29,149
1,947	e	Systemax, Inc	23,481
1,010	*	Titan Machinery, Inc	18,887
6,000	e*	Valuevision International, Inc (Class A)	33,240
5,386	e	World Fuel Services Corp	151,185
8,712	e*	Zale Corp	172,149
3,064	e*	Zumiez, Inc	48,074
		TOTAL MISCELLANEOUS RETAIL	2,678,710

MOTION PICTURES - 0.53%
7,005	e*	Avid Technology, Inc	170,502
36,618	e*	Blockbuster, Inc (Class A)	119,375
2,483	e	Carmike Cinemas, Inc	25,525
4,963	e	Cinemark Holdings, Inc	63,477
3,201	e*	Gaiam, Inc (Class A)	55,441
9,432	e*	Macrovision Corp	127,332
7,869	e	National CineMedia, Inc	176,895
26,740	e*	Time Warner Telecom, Inc (Class A)	414,203
		TOTAL MOTION PICTURES	1,152,750

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.02%
5,572	e*	Premier Exhibitions, Inc	33,655
		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	33,655

NONDEPOSITORY INSTITUTIONS - 0.91%
11,904	e	Advance America Cash Advance Centers, Inc	89,875
6,872	e	Advanta Corp (Class B)	48,310
7,630	e*	Alternative Asset Management Acquisition Corp	72,256
13,014	e	Ares Capital Corp	163,586
4,338	*	Ares Capital Corp	2,429
1,901	e	Asta Funding, Inc	26,481
1,650	e	BlackRock Kelso Capital Corp	19,701
7,360	e*	Boise, Inc	47,104
9,190	e	Centerline Holding Co	37,311
5,960	e	Chimera Investment Corp	73,308
3,824	e*	CompuCredit Corp	33,919

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,235	e*	Credit Acceptance Corp	$19,180
3,005	e*	Encore Capital Group, Inc	20,434
1,827	e	Federal Agricultural Mortgage Corp (Class C)	47,685
4,780	e	Financial Federal Corp	104,252
4,242	e*	First Cash Financial Services, Inc	43,820
10,620	e*	Heckmann Corp	79,119
5,988	e	Hercules Technology Growth Capital, Inc	65,030
5,750	e*	Information Services Group, Inc	29,670
10,079	e*	INVESTools, Inc	110,768
2,380		Kohlberg Capital Corp	24,704
6,789	e*	Marathon Acquisition Corp	52,411
11,956	e	MCG Capital Corp	108,680
1,708	*	MCG Capital Corp	1,828
3,090	e*	Mercadolibre, Inc	122,858
3,050	e	Nelnet, Inc (Class A)	35,838
4,370	e*	NewStar Financial, Inc	22,637
3,151	e	NGP Capital Resources Co	51,739
4,420	e*	NTR Acquisition Co	42,299
5,764	e*	Ocwen Financial Corp	25,592
4,156	e	Patriot Capital Funding, Inc	43,513
9,949	*	PHH Corp	173,411
3,776	e	TICC Capital Corp	28,396
3,113	e*	World Acceptance Corp	99,149
		TOTAL NONDEPOSITORY INSTITUTIONS	1,967,293

NONMETALLIC MINERALS, EXCEPT FUELS - 0.27%
4,843	e	AMCOL International Corp	151,247
5,936		Compass Minerals International, Inc	350,105
9,506	e*	General Moly, Inc	75,953
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	577,305

OIL AND GAS EXTRACTION - 5.13%
1,744	e	APCO Argentina, Inc	45,292
1,420	e*	Approach Resources, Inc	22,266
5,642	*	Arena Resources, Inc	218,402
4,202	e	Atlas America, Inc	253,969
4,754	e*	ATP Oil & Gas Corp	155,551
5,065	*	Atwood Oceanics, Inc	464,562
7,671	e*	Basic Energy Services, Inc	169,376
7,332	e	Berry Petroleum Co (Class A)	340,865
5,705	e*	Bill Barrett Corp	269,561
3,349	e*	Bois d'Arc Energy, Inc	71,970
8,292	e*	Brigham Exploration Co	50,332
4,867	e*	Bronco Drilling Co, Inc	78,407
7,609	*	Cal Dive International, Inc	78,981
3,718	e*	Callon Petroleum Co	67,259
4,927	e*	Carrizo Oil & Gas, Inc	292,023
1,141	e*	Clayton Williams Energy, Inc	59,891
8,006	*	Complete Production Services, Inc	183,658
8,200	e*	Comstock Resources, Inc	330,460
4,220	*	Concho Resources, Inc	108,201
2,460	e*	Contango Oil & Gas Co	158,941
1,348	e*	Dawson Geophysical Co	90,990
12,138	e*	Delta Petroleum Corp	273,591

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,688	e*	Edge Petroleum Corp	$18,893
9,815	*	Encore Acquisition Co	395,348
4,724	e*	Energy Partners Ltd	44,736
11,450	e*	EXCO Resources, Inc	211,825
11,144	e*	Exterran Holdings, Inc	719,234
6,714	e*	FX Energy, Inc	28,602
6,829	e*	GeoGlobal Resources, Inc	19,053
1,285	e*	Geokinetics, Inc	23,284
3,573	e*	Geomet, Inc	23,796
2,466	e*	GMX Resources, Inc	86,137
3,394	e*	Goodrich Petroleum Corp	102,092
34,234	e*	Grey Wolf, Inc	232,107
4,078	e*	Gulfport Energy Corp	43,227
6,360	e*	Harvest Natural Resources, Inc	76,702
15,339	e*	Hercules Offshore, Inc	385,316
1,860	e	Kayne Anderson Energy Development Co	46,314
16,103	e*	Mariner Energy, Inc	434,942
8,075	e*	McMoRan Exploration Co	139,617
16,787	*	Meridian Resource Corp	24,845
15,986	e*	Newpark Resources, Inc	81,529
26,974	e*	Oilsands Quest, Inc	106,278
7,812	e*	Parallel Petroleum Corp	152,881
19,857	e*	Parker Drilling Co	128,276
7,576		Penn Virginia Corp	334,026
35,444	e*	PetroHawk Energy Corp	714,905
2,769	e*	Petroleum Development Corp	191,809
7,821	e*	Petroquest Energy, Inc	135,616
9,168	e*	Pioneer Drilling Co	146,046
1,590	e*	Rex Energy Corp	26,458
5,910	e	RPC, Inc	89,773
5,172	*	Stone Energy Corp	270,547
8,278	e*	Sulphco, Inc	34,519
1,415	e*	Superior Offshore International, Inc	4,684
2,690	e*	Superior Well Services, Inc	58,830
5,518	e*	Swift Energy Co	248,255
2,543	e*	Toreador Resources Corp	19,785
2,251	e*	Trico Marine Services, Inc	87,721
6,186	e*	TXCO Resources, Inc	76,583
2,458	e*	Union Drilling, Inc	42,990
800		Unit Corp	0
10,333	e*	Vaalco Energy, Inc	51,355
2,670	e*	Venoco, Inc	31,025
10,344	e*	Warren Resources, Inc	122,783
5,613	e*	W-H Energy Services, Inc	386,455
7,740	e*	Whiting Petroleum Corp	500,391
6,839	e*	Willbros Group, Inc	209,273
		TOTAL OIL AND GAS EXTRACTION	11,093,411

PAPER AND ALLIED PRODUCTS - 0.61%
9,595	e	AbitibiBowater, Inc	123,871
6,773	e*	Buckeye Technologies, Inc	75,587
9,545	e*	Cenveo, Inc	99,841
3,638	e	Chesapeake Corp	17,499
8,008	e	Glatfelter	121,001

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
12,216	e*	Graphic Packaging Holding Co	$35,671
6,129	e	Greif, Inc (Class A)	416,343
5,701	e*	Mercer International, Inc	39,736
2,645	e	Neenah Paper, Inc	68,188
6,242		Rock-Tenn Co (Class A)	187,073
2,747	e	Schweitzer-Mauduit International, Inc	63,566
8,403	e	Wausau Paper Corp	69,409
		TOTAL PAPER AND ALLIED PRODUCTS	1,317,785

PERSONAL SERVICES - 0.41%
5,226	e*	Coinstar, Inc	147,060
978	e	CPI Corp	16,890
3,870	e	G & K Services, Inc (Class A)	137,811
5,357	e	Jackson Hewitt Tax Service, Inc	61,445
8,195		Regis Corp	225,281
16,641	e*	Sally Beauty Holdings, Inc	114,823
2,928	e*	Steiner Leisure Ltd	96,624
2,533		Unifirst Corp	93,949
		TOTAL PERSONAL SERVICES	893,883

PETROLEUM AND COAL PRODUCTS - 0.16%
2,401	e	Alon USA Energy, Inc	36,519
3,580	e*	CVR Energy, Inc	82,447
2,015		Delek US Holdings, Inc	25,530
7,007	e*	Headwaters, Inc	92,422
7,457	e*	Nova Biosource Fuels, Inc	11,260
3,258	e	WD-40 Co	108,329
		TOTAL PETROLEUM AND COAL PRODUCTS	356,507

PRIMARY METAL INDUSTRIES - 1.54%
8,321	e	Belden CDT, Inc	293,898
3,613	e*	Brush Engineered Materials, Inc	92,746
5,402	e*	Century Aluminum Co	357,828
1,898	e*	Coleman Cable, Inc	20,878
4,154	e	Encore Wire Corp	75,644
2,226	e*	Esmark, Inc	25,154
4,447	e	Gibraltar Industries, Inc	52,163
2,228	e*	Haynes International, Inc	122,273
920	e*	Horsehead Holding Corp	10,654
1,916	*	LB Foster Co (Class A)	82,503
5,833	e	Matthews International Corp (Class A)	281,442
6,889		Mueller Industries, Inc	198,748
1,559	*	Northwest Pipe Co	66,242
1,634	e	Olympic Steel, Inc	73,693
6,847	e	Quanex Corp	354,264
4,283	e*	RTI International Metals, Inc	193,634
4,043	e	Schnitzer Steel Industries, Inc (Class A)	287,134
3,928	e*	Superior Essex, Inc	110,455
5,039	e	Texas Industries, Inc	302,894
5,568	e	Tredegar Corp	101,393
1,257	e*	Universal Stainless & Alloy	37,345
11,964	e	Worthington Industries, Inc	201,833
		TOTAL PRIMARY METAL INDUSTRIES	3,342,818

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
PRINTING AND PUBLISHING - 0.88%
9,550	e*	ACCO Brands Corp	$129,594
3,011	e	AH Belo Corp (Class A)	34,423
9,849	e	American Greetings Corp (Class A)	182,699
15,058		Belo (A.H.) Corp (Class A)	159,163
5,018	e	Bowne & Co, Inc	76,525
1,674	e*	Consolidated Graphics, Inc	93,828
1,925	e	Courier Corp	48,029
1,419		CSS Industries, Inc	49,608
2,200	e*	Dolan Media Co	44,242
4,548	e	Ennis, Inc	76,315
4,980	e	GateHouse Media, Inc	29,083
7,629	e	Journal Communications, Inc (Class A)	56,302
8,575	e	Lee Enterprises, Inc	85,836
4,722	e*	Martha Stewart Living Omnimedia, Inc (Class A)	35,084
3,947		Media General, Inc (Class A)	55,337
1,611	e	Multi-Color Corp	36,022
3,745	e*	Playboy Enterprises, Inc (Class B)	31,196
7,864	e	Primedia, Inc	57,800
2,574	e	Schawk, Inc	41,158
5,724	e*	Scholastic Corp	173,265
2,812	e	Standard Register Co	21,905
12,713	e v*	Sun-Times Media Group, Inc (Class A)	9,153
8,640	e*	Valassis Communications, Inc	93,744
7,970	e*	VistaPrint Ltd	278,552
		TOTAL PRINTING AND PUBLISHING	1,898,863

RAILROAD TRANSPORTATION - 0.09%
5,812	e*	Genesee & Wyoming, Inc (Class A)	199,933
		TOTAL RAILROAD TRANSPORTATION	199,933

REAL ESTATE - 0.21%
954	e	Consolidated-Tomoka Land Co	53,472
6,250	e	DuPont Fabros Technology, Inc	103,063
1,376	e*	FX Real Estate and Entertainment, Inc	8,096
688	e*	FX Real Estate and Entertainment, Inc	55
7,536	e	Grubb & Ellis Co	51,772
4,850	e*	LoopNet, Inc	61,595
16,896	e	Stewart Enterprises, Inc (Class A)	108,472
1,006	e*	Stratus Properties, Inc	29,647
4,060	e	Thomas Properties Group, Inc	35,647
		TOTAL REAL ESTATE	451,819

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS- 0.73%
968	e*	AEP Industries, Inc	29,321
11,466	e	Cooper Tire & Rubber Co	171,646
2,375	e*	Deckers Outdoor Corp	256,073
2,492	e*	Metabolix, Inc	27,287
4,793	e	Schulman (A.), Inc	98,400
3,626	e*	Skechers U.S.A., Inc (Class A)	73,281
5,650	e	Spartech Corp	47,743
4,514	e	Titan International, Inc	138,174
2,500	e*	Trex Co, Inc	19,700
11,356	e	Tupperware Corp	439,250

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,091	e	West Pharmaceutical Services, Inc	$269,405
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,570,280

SECURITY AND COMMODITY BROKERS - 1.28%
3,772	e	Calamos Asset Management, Inc (Class A)	61,408
3,067	e	Cohen & Steers, Inc	81,245
4,066	e*	Cowen Group, Inc	28,828
1,680	e*	Duff & Phelps Corp	30,223
1,802		Epoch Holding Corp	21,588
1,732	e	Evercore Partners, Inc (Class A)	30,743
5,880	*	FBR Capital Markets Corp	39,690
1,587	e*	FCStone Group, Inc	43,960
988	e	GAMCO Investors, Inc (Class A)	49,756
3,008	e	GFI Group, Inc	172,358
3,253	e	Greenhill & Co, Inc	226,279
7,429	e*	Interactive Brokers Group, Inc (Class A)	190,702
5,622	e*	KBW, Inc	123,965
17,938	e*	Knight Capital Group, Inc (Class A)	291,313
9,358	e*	LaBranche & Co, Inc	40,707
17,713	e*	Ladenburg Thalmann Financial Services, Inc	33,123
5,576	e*	MarketAxess Holdings, Inc	55,425
2,324	e*	Morningstar, Inc	142,577
8,177	e	optionsXpress Holdings, Inc	169,346
2,686	e*	Penson Worldwide, Inc	24,792
3,086	e*	Piper Jaffray Cos	104,801
1,090	e	Pzena Investment Management, Inc	12,339
3,920	e	Sanders Morris Harris Group, Inc	31,987
2,691	e*	Stifel Financial Corp	120,826
4,437	e	SWS Group, Inc	54,265
3,799	e*	Thomas Weisel Partners Group, Inc	25,149
2,197	e	US Global Investors, Inc (Class A)	29,747
373	e	Value Line, Inc	17,121
15,504	e	Waddell & Reed Financial, Inc (Class A)	498,144
4,141	e	WP Stewart & Co Ltd	8,034
		TOTAL SECURITY AND COMMODITY BROKERS	2,760,441

SOCIAL SERVICES - 0.18%
4,850	*	Bright Horizons Family Solutions, Inc	208,744
4,525	e*	Capital Senior Living Corp	36,426
2,322	*	Providence Service Corp	69,660
4,767	*	Res-Care, Inc	81,754
		TOTAL SOCIAL SERVICES	396,584

SOFTWARE SERVICES - 0.04%
1,290	*	ArcSight, Inc	8,914
2,700	*	MedAssets, Inc	40,014
1,300	e*	NetSuite, Inc	28,002
			76,930

SPECIAL TRADE CONTRACTORS - 0.43%
736	e	Alico, Inc	32,494
5,792	e*	AsiaInfo Holdings, Inc	62,901
4,442	e	Chemed Corp	187,452
7,278	e	Comfort Systems USA, Inc	94,687

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,259	e*	Dycom Industries, Inc	$87,181
11,786	*	EMCOR Group, Inc	261,767
4,859	e*	Insituform Technologies, Inc (Class A)	67,200
2,310	e*	Integrated Electrical Services, Inc	36,290
3,055	*	Layne Christensen Co	106,986
		TOTAL SPECIAL TRADE CONTRACTORS	936,958

STONE, CLAY, AND GLASS PRODUCTS - 0.20%
5,262	e	Apogee Enterprises, Inc	81,035
4,229	e*	Cabot Microelectronics Corp	135,962
3,836	e	CARBO Ceramics, Inc	153,824
2,662	e	Libbey, Inc	44,828
6,594	e*	US Concrete, Inc	25,057
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	440,706

TEXTILE MILL PRODUCTS - 0.04%
1,950	e*	Heelys, Inc	8,366
2,734	e	Oxford Industries, Inc	61,597
5,084	e	Xerium Technologies, Inc	6,558
		TOTAL TEXTILE MILL PRODUCTS	76,521

TOBACCO PRODUCTS - 0.20%
4,990	e	Universal Corp	326,995
5,689	e	Vector Group Ltd	100,070
		TOTAL TOBACCO PRODUCTS	427,065

TRANSPORTATION BY AIR - 0.66%
10,548	e*	ABX Air, Inc	31,011
1,861	e*	Air Methods Corp	90,017
16,273	e*	Airtran Holdings, Inc	107,402
7,199	e*	Alaska Air Group, Inc	141,244
990	e*	Allegiant Travel Co	26,156
2,525	e*	Atlas Air Worldwide Holdings, Inc	138,875
3,759	e*	Bristow Group, Inc	201,746
9,154	e*	ExpressJet Holdings, Inc	24,075
33,463	e*	JetBlue Airways Corp	194,085
2,523	e*	PHI, Inc	79,575
3,275	e*	Pinnacle Airlines Corp	28,591
5,972	e*	Republic Airways Holdings, Inc	129,354
11,244	e	Skywest, Inc	237,473
		TOTAL TRANSPORTATION BY AIR	1,429,604

TRANSPORTATION EQUIPMENT - 1.89%
3,659	e	A.O. Smith Corp	120,271
6,965	e*	AAR Corp	189,936
4,183	e*	Accuride Corp	34,217
1,281	e*	Aerovironment, Inc	26,196
3,877	*	Aftermarket Technology Corp	75,369
8,348	e	American Axle & Manufacturing Holdings, Inc	171,134
1,810	e	American Railcar Industries, Inc	36,797
4,294	e*	Amerigon, Inc	63,551
2,264	e	Arctic Cat, Inc	16,505
13,515	e	ArvinMeritor, Inc	169,073
9,468	e	Clarcor, Inc	336,587

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,406	e*	Comtech Group, Inc	$36,751
8,526	e	Federal Signal Corp	119,023
11,448	e*	Fleetwood Enterprises, Inc	52,661
12,679	e*	Force Protection, Inc	25,485
2,180	e	Freightcar America, Inc	74,774
9,979	e*	GenCorp, Inc	102,684
1,546	e*	GenTek, Inc	46,504
2,919	e	Greenbrier Cos, Inc	77,412
4,036	e	Group 1 Automotive, Inc	94,765
17,785	e*	Hayes Lemmerz International, Inc	49,620
4,718	e	Heico Corp	230,003
4,652	e	Kaman Corp	131,605
1,808	e*	Miller Industries, Inc	17,411
5,060	e	Monaco Coach Corp	47,969
2,186	e	Noble International Ltd	13,663
10,962	e*	Orbital Sciences Corp	264,184
6,196	e	Polaris Industries, Inc	254,098
6,084	e	Spartan Motors, Inc	51,471
3,285		Standard Motor Products, Inc	20,104
4,086	e	Superior Industries International, Inc	84,785
8,559	e*	Tenneco, Inc	239,138
1,749	e*	TransDigm Group, Inc	64,800
3,085	e	Triumph Group, Inc	175,629
24,529	e*	Visteon Corp	92,229
5,228	e	Wabash National Corp	47,000
8,993		Westinghouse Air Brake Technologies Corp	338,676
5,354	e	Winnebago Industries, Inc	90,483
		TOTAL TRANSPORTATION EQUIPMENT	4,082,563

TRANSPORTATION SERVICES - 0.49%
2,972	e	Ambassadors Group, Inc	56,141
1,685	e	Ambassadors International, Inc	12,486
1,934	e*	Dynamex, Inc	48,930
7,166	*	HUB Group, Inc (Class A)	235,690
14,169	*	Lear Corp	367,119
5,630	e*	Orbitz Worldwide, Inc	38,791
6,379		Pacer International, Inc	104,807
5,939	e	Ship Finance International Ltd	156,077
2,500		Teekay Tankers Ltd	42,800
		TOTAL TRANSPORTATION SERVICES	1,062,841

TRUCKING AND WAREHOUSING - 0.45%
4,010	e	Arkansas Best Corp	127,759
3,662	e*	Celadon Group, Inc	35,448
5,613	e	Forward Air Corp	198,925
10,402	e	Heartland Express, Inc	148,333
2,874	e*	Marten Transport Ltd	44,604
5,547	e*	Old Dominion Freight Line	176,561
326	e*	Patriot Transportation Holding, Inc	25,571
2,220	e*	Saia, Inc	35,209
1,367	e*	Universal Truckload Services, Inc	28,529
8,721	e	Werner Enterprises, Inc	161,862
		TOTAL TRUCKING AND WAREHOUSING	982,801

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
WATER TRANSPORTATION - 0.82%
9,028	e*	American Commercial Lines, Inc	$142,642
2,714	e	Arlington Tankers Ltd	56,994
3,718	e	Double Hull Tankers, Inc	39,448
8,666	e	Eagle Bulk Shipping, Inc	223,236
3,737	e	Genco Shipping & Trading Ltd	210,879
5,089	e	General Maritime Corp	120,151
6,342	e	Golar LNG Ltd	115,868
4,224	e*	Gulfmark Offshore, Inc	231,137
5,717	e	Horizon Lines, Inc (Class A)	106,393
4,286	e*	Hornbeck Offshore Services, Inc	195,742
3,109	e	Knightsbridge Tankers Ltd	82,948
5,642	e	Nordic American Tanker Shipping	157,976
7,539	e*	Odyssey Marine Exploration, Inc	40,635
987	e*	TBS International Ltd (Class A)	29,807
2,662	e*	Ultrapetrol Bahamas Ltd	27,259
		TOTAL WATER TRANSPORTATION	1,781,115

WHOLESALE TRADE-DURABLE GOODS - 1.35%
4,983	e	Agilysys, Inc	57,803
7,959	e	Applied Industrial Technologies, Inc	237,895
8,575	e	Barnes Group, Inc	196,796
7,932	e*	Beacon Roofing Supply, Inc	79,320
2,674	e	BlueLinx Holdings, Inc	13,611
6,026	e	Building Material Holding Corp	26,394
2,603	e	Castle (A.M.) & Co	70,281
5,228	e*	Conceptus, Inc	97,032
4,954	e*	Digi International, Inc	57,169
3,226	e*	Drew Industries, Inc	78,908
3,017	e*	Glu Mobile, Inc	13,546
1,777	e*	Hansen Medical, Inc	24,985
2,912	e	Houston Wire & Cable Co	46,650
14,682	e	IKON Office Solutions, Inc	111,583
9,062	*	Insight Enterprises, Inc	158,585
4,975	*	Interline Brands, Inc	92,286
10,685	e	Knight Transportation, Inc	175,875
904	e	Lawson Products, Inc	24,905
20,630	*	LKQ Corp	463,556
1,486	e*	MWI Veterinary Supply, Inc	52,396
7,483	e	Owens & Minor, Inc	294,381
7,164	e	PEP Boys-Manny Moe & Jack	71,353
11,944	e*	PSS World Medical, Inc	198,987
4,978	*	Solera Holdings, Inc	121,264
2,077	e*	TomoTherapy, Inc	29,805
6,923	*	Tyler Technologies, Inc	96,784
2,868	e*	West Marine, Inc	19,990
		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,912,140

WHOLESALE TRADE-NONDURABLE GOODS - 1.66%
10,047	e*	Akorn, Inc	47,522
17,699	e*	Alliance One International, Inc	106,902
9,847	e	Allscripts Healthcare Solutions, Inc	101,621
2,836	e	Andersons, Inc	126,514
5,604	e*	BMP Sunstone Corp	42,927

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,526	e*	Central European Distribution Corp	$379,748
1,609	e*	Core-Mark Holding Co, Inc	46,243
5,688	*	Fresh Del Monte Produce, Inc	207,043
3,348	e*	Green Mountain Coffee Roasters, Inc	105,964
7,355	e*	Hain Celestial Group, Inc	216,973
1,726	e	Kenneth Cole Productions, Inc (Class A)	29,238
4,590	e	K-Swiss, Inc (Class A)	72,614
2,914	e*	LSB Industries, Inc	42,952
998	e*	Maui Land & Pineapple Co, Inc	31,826
10,051	e	Men's Wearhouse, Inc	233,887
4,981	e	Myers Industries, Inc	65,401
2,542	e	Nash Finch Co	86,377
9,085	e	Nu Skin Enterprises, Inc (Class A)	163,712
2,732	e*	Nuco2, Inc	75,868
2,195	*	Perry Ellis International, Inc	47,917
3,833	e*	School Specialty, Inc	120,893
7,269	e*	Source Interlink Cos, Inc	13,811
4,184	e	Spartan Stores, Inc	87,236
760	e*	Synutra International, Inc	23,750
17,066	e*	Terra Industries, Inc	606,355
7,612	e*	United Natural Foods, Inc	142,421
4,326	e*	United Stationers, Inc	206,350
1,393	e	Valhi, Inc	32,582
2,601	e*	Volcom, Inc	52,566
4,121	e	Zep, Inc	66,848
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,584,061

		TOTAL COMMON STOCKS
		(Cost $236,642,224)	214,501,113

PRINCIPAL		ISSUER
SHORT TERM INVESTMENTS - 34.45%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.71%
$ 1,540,000		Federal Home Loan Bank (FHLB), 04/01/08	1,540,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 33.74%
73,003,333		State Street Navigator Securities Lending Prime Portfolio	73,003,333

		TOTAL SHORT TERM INVESTMENTS
		(Cost $74,543,333)	74,543,333

		TOTAL PORTFOLIO - 133.58%
		(Cost $307,185,557)	289,044,446
		OTHER ASSETS & LIABILITIES, NET - (33.58)%	(72,659,878)

		NET ASSETS - 100.00%	$216,384,568

	*	Non-income producing
	b	In bankruptcy
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts in the amount of $194,600.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.90%

AGRICULTURAL SERVICES - 0.08%
12,825		Yara International ASA	$741,693
		TOTAL AGRICULTURAL SERVICES	741,693

AMUSEMENT AND RECREATION SERVICES - 0.69%
23,587	e	Aristocrat Leisure Ltd	206,939
1,334	*	bwin Interactive Entertainment	43,869
40,834		Ladbrokes plc	252,241
4,383	e	Lottomatica S.p.A.	136,386
6,900	e	Nintendo Co Ltd	3,557,986
14,659		OPAP S.A.	522,566
3,200	e	Oriental Land Co Ltd	187,801
2,436		Paddy Power plc	90,069
58,225	*	PartyGaming plc	23,978
20,597		Rank Group plc	36,075
19		Round One Corp	19,823
12,300	e	Sega Sammy Holdings, Inc	130,182
27,349		Sky City Entertainment Group Ltd	79,342
35,186	e	TABCORP Holdings Ltd	455,014
69,870	e	Tattersall's Ltd	222,213
22,845		William Hill plc	170,363
		TOTAL AMUSEMENT AND RECREATION SERVICES	6,134,847

APPAREL AND ACCESSORY STORES - 0.41%
2,900		Aoyama Trading Co Ltd	62,550
140,000		Belle International Holdings Ltd	145,169
28,702		Burberry Group plc	256,620
3,600	e	Fast Retailing Co Ltd	317,456
89,000		Giordano International Ltd	35,908
32,466	e	Hennes & Mauritz AB (B Shares)	1,994,344
14,886		Inditex S.A.	827,009
		TOTAL APPAREL AND ACCESSORY STORES	3,639,056

APPAREL AND OTHER TEXTILE PRODUCTS - 0.14%
11,000		Asics Corp	126,465
56,000		C C Land Holdings Ltd	53,678
9,000	e	Gunze Ltd	37,921
4,685	e	Hermes International	585,058
35,000		Mitsubishi Rayon Co Ltd	112,008
8,000	e	Nisshinbo Industries, Inc	74,318
7,000	e	Onward Kashiyama Co Ltd	71,489
1,500	e	Shimamura Co Ltd	128,511
5,000	e	Wacoal Holdings Corp	73,886
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,263,334

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
AUTO REPAIR, SERVICES AND PARKING - 0.08%
13,200		Aisin Seiki Co Ltd	$492,616
7,700		NOK Corp	157,584
11,000		Sumitomo Rubber Industries, Inc	84,310
		TOTAL AUTO REPAIR, SERVICES AND PARKING	734,510

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.07%
20,000	e	Fuji Heavy Industries Ltd	83,668
28,831		Inchcape plc	230,022
12,000	e	Suzuki Motor Corp	302,769
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	616,459

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.06%
157,465		Kingfisher plc	412,517
6,911		Travis Perkins plc	147,035
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	559,552

BUSINESS SERVICES - 1.99%
13	e*	Access Co Ltd	46,037
1,948	e	Acciona S.A.	521,742
8,961		Adecco S.A.	517,484
10,421		Aggreko plc	133,503
1,300	e	Asatsu-DK, Inc	46,298
4,600		Atos Origin S.A.	256,067
17,600		Autostrade S.p.A.	532,101
14,480	e	Cintra Concesiones de Infraestructuras de Transporte S.A.	214,201
31,610		Computershare Ltd	252,773
4,100	e	CSK Holdings Corp	94,603
3,764	e	Dassault Systemes S.A.	218,562
131	e	Dentsu, Inc	298,325
66	e	eAccess Ltd	40,654
6,300	e*	Elpida Memory, Inc	209,831
69,151		Experian Group Ltd	503,673
1,500	e	FUJI SOFT, Inc	28,020
127,000		Fujitsu Ltd	830,698
54	e	Goodwill Group, Inc	7,010
76,219		Group 4 Securicor plc	344,513
1,410		Hakuhodo DY Holdings, Inc	83,881
91,477		Hays plc	207,421
11,744		IFIL - Investments S.p.A.	94,744
7,002	e	Indra Sistemas S.A.	201,632
4,221	e	JC Decaux S.A.	124,082
12,100	e	JSR Corp	273,731
56	e*	KK DaVinci Advisors	42,865
6,200	e	Konami Corp	233,246
91,028		LogicaCMG plc	191,047
1,400	e	Meitec Corp	42,416
26,597		Misys plc	73,108
2,450		Mitsubishi UFJ Lease & Finance Co Ltd	85,288
140,000	e	NEC Corp	533,708
7,300	e	Nomura Research Institute Ltd	190,775
87	e	NTT Data Corp	380,538
500	e	Obic Co Ltd	88,684
2,500	e	Oracle Corp Japan	115,871
1,000	e	Otsuka Corp	84,370

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
3,755	e	Promotora de Informaciones S.A.	$56,555
6,949		Public Power Corp	303,889
9,426	e	Publicis Groupe S.A.	360,127
447	e	Rakuten, Inc	267,716
3,340	e	Randstad Holdings NV	156,451
86,789		Sage Group plc	323,994
59,710		SAP AG.	2,967,528
14,100		Secom Co Ltd	684,631
20,314	e	Securitas AB (B Shares)	268,376
312		SGS S.A.	448,632
70,000		Singapore Post Ltd	58,484
1,468	e	Societe Des Autoroutes Paris-Rhin-Rhone	177,528
51,800	e*	Softbank Corp	939,031
3,100	e	Square Enix Co Ltd	108,226
60,600		Tencent Holdings Ltd	345,334
3,771	e	Tietoenator Oyj	93,112
2,000		TIS, Inc	40,530
8,251		Tomra Systems ASA	62,381
7,000	e	Trend Micro, Inc	274,579
1,480		USS Co Ltd	102,448
77,125		WPP Group plc	919,928
1,014	e	Yahoo! Japan Corp	526,938
		TOTAL BUSINESS SERVICES	17,629,920

CHEMICALS AND ALLIED PRODUCTS - 8.58%
6,585	*	Actelion Ltd	359,055
16,452	e	Air Liquide	2,508,268
18,511		Akzo Nobel NV	1,485,175
1,900		Alfresa Holdings Corp	149,248
83,000	e	Asahi Kasei Corp	432,986
6,000	e	AstraZeneca plc (ADR)	227,940
94,068		AstraZeneca plc	3,517,280
33,743		BASF AG.	4,544,610
5,861		Beiersdorf AG.	493,095
37,637		CSL Ltd	1,269,573
1,865		Christian Dior S.A.	206,430
19,800	e	Chugai Pharmaceutical Co Ltd	223,862
4,565	e	Ciba Specialty Chemicals AG.	166,493
18,000		Daicel Chemical Industries Ltd	92,456
47,800		Daiichi Sankyo Co Ltd	1,412,229
40,000		Dainippon Ink and Chemicals, Inc	124,398
4,000	e	Dainippon Sumitomo Pharma Co Ltd	36,557
17,200	e	Eisai Co Ltd	586,677
28,072	*	Elan Corp plc	575,699
1,900	e*	Elan Corp plc (ADR)	39,634
438		Givaudan S.A.	433,325
374,996		GlaxoSmithKline plc	7,933,557
2,726		H Lundbeck AS	68,101
6,449		Haw Par Corp Ltd	32,188
12,093	e	Henkel KGaA	559,008
3,425	e	Incitec Pivot Ltd	441,815
2,529		K+S AG.	827,717
14,000		Kansai Paint Co Ltd	91,011
36,000		Kao Corp	1,020,265

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
39,500		Kingboard Chemical Holdings Ltd	$139,827
9,060	e	DSM NV	436,971
1,700		Kose Corp	36,753
25,000		Kuraray Co Ltd	297,953
15,000		Kyowa Hakko Kogyo Co Ltd	143,258
16,928	e	L'Oreal S.A.	2,149,764
8,270		Linde AG.	1,168,404
3,036	e	Lonza Group AG.	402,619
9,700	e	Mediceo Paltac Holdings Co Ltd	175,744
80,500	e	Mitsubishi Chemical Holdings Corp	532,198
26,000		Mitsubishi Gas Chemical Co, Inc	184,932
15,000		Tanabe Seiyaku Co Ltd	174,709
7,000	e	Nippon Kayaku Co Ltd	42,486
18,000	e	Taiyo Nippon Sanso Corp	144,101
9,000		Nippon Shokubai Co Ltd	59,681
10,000		Nissan Chemical Industries Ltd	105,337
159,181		Novartis AG.	8,158,607
33,194	e	Novo Nordisk AS (Class B)	2,269,903
3,069	e	Novozymes AS (B Shares)	287,187
962		Omega Pharma S.A.	44,591
3,400	e	Ono Pharmaceutical Co Ltd	164,406
5,337	e	Orion Oyj (Class B)	115,602
41,431		Reckitt Benckiser Group plc	2,294,929
48,165		Roche Holding AG.	9,064,584
11,181		SSL International plc	100,633
70,092	e	Sanofi-Aventis	5,258,452
4,600		Santen Pharmaceutical Co Ltd	107,293
28,300		Shin-Etsu Chemical Co Ltd	1,462,129
20,000	e	Shionogi & Co Ltd	341,493
18,852		Shire plc	364,231
22,000	e	Shiseido Co Ltd	581,561
81,000		Showa Denko KK	273,034
4,267		Solvay S.A.	544,446
108,000		Sumitomo Chemical Co Ltd	691,252
7,132		Syngenta AG.	2,089,832
9,000		Taisho Pharmaceutical Co Ltd	178,501
58,000		Takeda Pharmaceutical Co Ltd	2,903,491
13,000	e	Tokuyama Corp	94,292
90,000	e	Toray Industries, Inc	584,169
32,000	e	Tosoh Corp	110,112
65,000		UBE Industries Ltd	210,624
7,334		UCB S.A.	254,786
523		Wacker Chemie AG.	107,157
33,800		Astellas Pharma, Inc	1,308,868
8,156	e	Zeltia S.A.	59,617
9,000	e	Zeon Corp	40,269
		TOTAL CHEMICALS AND ALLIED PRODUCTS	76,119,440

COMMUNICATIONS - 6.07%
4,331	e	Antena 3 de Television S.A.	59,487
548,893		BT Group plc	2,366,637
11,272		Belgacom S.A.	499,168
77,677		British Sky Broadcasting plc	857,910
168,027		Cable & Wireless plc	496,544

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
27,226		Carphone Warehouse Group plc	$153,997
194,243		Deutsche Telekom AG.	3,235,272
9,824		Elisa Oyj	245,362
125,178	e	France Telecom S.A.	4,209,404
31		Fuji Television Network, Inc	45,716
6,151	e	Gestevision Telecinco S.A.	125,173
21,701		Hellenic Telecommunications Organization S.A.	616,002
1,600		Hikari Tsushin, Inc	47,191
88,000		Hutchison Telecommunications International Ltd	125,510
254,744		ITV plc	320,031
165	*	Jupiter Telecommunications Co	154,274
170		KDDI Corp	1,038,624
128,121		Royal KPN NV	2,164,298
3,961		M6-Metropole Television	88,173
51,822		Mediaset S.p.A.	479,430
1,905		Mobistar S.A.	172,631
3,427	e	Modern Times Group AB (B Shares)	238,777
1,097		NTT DoCoMo, Inc	1,661,788
359		Nippon Telegraph & Telephone Corp	1,548,656
14,982	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	177,633
52,183		Portugal Telecom SGPS S.A.	606,345
9,830		SES Global S.A.	207,490
247,811	e	Seat Pagine Gialle S.p.A.	42,879
550,403		Singapore Telecommunications Ltd	1,563,497
9,530		Sky Network Television Ltd	35,964
7,602	e	Societe Television Francaise 1	167,183
3,094	*	Sogecable S.A.	135,647
1,481		Swisscom AG.	507,411
20,365		Tele2 AB (B Shares)	384,724
122,710	e	Telecom Corp of New Zealand Ltd	360,815
733,708		Telecom Italia S.p.A.	1,534,801
413,872	e	Telecom Italia S.p.A.	685,417
295,221		Telefonica S.A.	8,482,652
23,273		Telekom Austria AG.	480,956
56,954	e	Telenor ASA	1,090,462
16,000		Television Broadcasts Ltd	85,729
153,104	e	TeliaSonera AB	1,229,089
263,591	e	Telstra Corp Ltd	1,059,941
2,500		Tokyo Broadcasting System, Inc	59,691
79,914	e	Vivendi Universal S.A.	3,122,562
3,615,800		Vodafone Group plc	10,828,735
		TOTAL COMMUNICATIONS	53,799,678

DEPOSITORY INSTITUTIONS - 15.06%
22,000		77 Bank Ltd	123,154
12,034		Alliance & Leicester plc	123,835
59,305		Allied Irish Banks plc	1,263,974
26,669		Alpha Bank S.A.	884,177
24,885		Anglo Irish Bank Corp plc	333,941
22,000	e	Aozora Bank Ltd	65,329
129,047		Australia & New Zealand Banking Group Ltd	2,659,457
56,076	e	BNP Paribas	5,656,176
255,000		BOC Hong Kong Holdings Ltd	614,020
13,306	e	Banco BPI S.A.	70,373

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
16,699		Banca Carige S.p.A.	$65,711
74,682	e	Banca Monte dei Paschi di Siena S.p.A.	330,721
27,625	e	Banca Popolare di Milano	303,328
258,365		Banco Bilbao Vizcaya Argentaria S.A.	5,690,113
123,867	e	Banco Comercial Portugues S.A.	402,843
14,286		Banco Espirito Santo S.A.	248,320
44,436		Banco Popolare Scarl	735,908
57,740	e	Banco Popular Espanol S.A.	1,048,305
431,072		Banco Santander Central Hispano S.A.	8,588,596
32,606	e	Banco de Sabadell S.A.	357,763
96,624		Bank of East Asia Ltd	483,576
10,789		Bank of Ireland	160,452
55,261		Bank of Ireland	818,342
81,000		Bank of Yokohama Ltd	550,130
20,000	e	Bank of Kyoto Ltd	243,178
9,181	e	Bankinter S.A.	145,670
454,371		Barclays plc	4,085,008
16,271	e	Bendigo Bank Ltd	176,954
35,000		CITIC International Financial Holdings Ltd	17,899
52,000		Chiba Bank Ltd	353,170
42,684		Commerzbank AG.	1,334,269
90,665	e	Commonwealth Bank of Australia	3,464,323
45,466	e	Credit Agricole S.A.	1,406,876
80,000		DBS Group Holdings Ltd	1,046,169
31,035		Danske Bank AS	1,144,906
34,446	e	Deutsche Bank AG.	3,899,159
35,368	e	Dexia	1,007,861
49,063		DNB NOR Holding ASA	744,758
20,679		EFG Eurobank Ergasias S.A.	628,127
2,874		EFG International	98,395
12,984		Erste Bank der Oesterreichischen Sparkassen AG.	841,462
142,807		Fortis	3,598,284
52,000		Fukuoka Financial Group, Inc	270,746
23,000		Gunma Bank Ltd	164,516
805,595		HSBC Holdings plc	13,270,245
27,000		Hachijuni Bank Ltd	171,459
53,600		Hang Seng Bank Ltd	970,394
31,000		Hiroshima Bank Ltd	149,589
80,000		Hokuhoku Financial Group, Inc	240,770
129,474		ING Groep NV	4,848,532
530,432	e	Banca Intesa S.p.A.	3,739,075
65,087		Banca Intesa S.p.A.	428,493
26,428		Investec plc	177,544
44,000		Joyo Bank Ltd	222,472
7,237		Julius Baer Holding AG.	533,429
3,461	*	Jyske Bank	232,277
386,458		Lloyds TSB Group plc	3,459,098
34,161	e	Mediobanca S.p.A.	700,572
596,680		Mitsubishi UFJ Financial Group, Inc	5,147,921
53,000		Mitsui Trust Holdings, Inc	320,616
625	e	Mizuho Financial Group. Inc	2,288,573
43,000	e	Mizuho Trust & Banking Co Ltd	61,687
111,667		National Australia Bank Ltd	3,076,881
27,362		National Bank of Greece S.A.	1,443,668

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
12,458	e	Natixis	$200,417
42,000		Nishi-Nippon City Bank Ltd	110,393
141,978		Nordea Bank AB	2,301,048
173,520		Oversea-Chinese Banking Corp	1,021,114
21,247		Piraeus Bank S.A.	653,431
5,723		OKO Bank (Class A)	107,790
3,675		Raiffeisen International Bank Holding AG.	500,994
385	e	Resona Holdings, Inc	641,152
683,772		Royal Bank of Scotland Group plc	4,576,646
22		Sapporo Hokuyo Holdings, Inc	153,391
68,000		Shinsei Bank Ltd	224,438
39,000	e	Shizuoka Bank Ltd	460,504
31,359	e	Skandinaviska Enskilda Banken AB (Class A)	820,674
32,117	e	Societe Generale	3,144,704
19,011	e	St George Bank Ltd	446,689
48,361		Standard Chartered plc	1,652,770
451	e	Sumitomo Mitsui Financial Group, Inc	2,968,058
86,000		Sumitomo Trust & Banking Co Ltd	591,854
13,000		Suruga Bank Ltd	163,935
33,384	e	Svenska Handelsbanken (A Shares)	971,992
11,900		Swedbank AB (A Shares)	333,457
3,870		Sydbank AS	140,719
142,779		UBS A.G.	4,149,232
644,020		UniCredito Italiano S.p.A	4,311,002
41,416		Banche Popolari Unite Scpa	1,061,206
84,000		United Overseas Bank Ltd	1,168,048
128,542		Westpac Banking Corp	2,790,019
11,000		Wing Hang Bank Ltd	167,205
		TOTAL DEPOSITORY INSTITUTIONS	133,566,451

EATING AND DRINKING PLACES - 0.25%
6,306	e	Autogrill S.p.A.	94,130
128,934		Compass Group plc	824,602
34,044		Enterprise Inns plc	271,106
26,961		Mitchells & Butlers plc	183,533
17,806		Punch Taverns plc	190,476
6,473		Sodexho Alliance S.A.	397,937
12,211		Whitbread plc	282,817
		TOTAL EATING AND DRINKING PLACES	2,244,601

EDUCATIONAL SERVICES - 0.02%
4,500		Benesse Corp	212,179
		TOTAL EDUCATIONAL SERVICES	212,179

ELECTRIC, GAS, AND SANITARY SERVICES - 5.82%
40,406		A2A S.p.A.	148,473
27,891	e	AGL Energy Ltd	281,405
70,486		British Energy Group plc	912,783
91,500		CLP Holdings Ltd	753,031
8,655		Caltex Australia Ltd	102,907
251,984		Centrica plc	1,491,549
45,500		Chubu Electric Power Co, Inc	1,136,587
9,500	e	Chugoku Electric Power Co, Inc	211,577
18,418		Contact Energy Ltd	115,697

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
42,750	e	E.ON AG.	$7,914,055
10,200		Electric Power Development Co	367,356
135,097		Energias de Portugal S.A.	819,011
6,957	e	Electricite de France	605,293
10,971		Enagas	327,876
298,931	e	Enel S.p.A.	3,171,416
30,485	e	Fortum Oyj	1,242,188
7,573		Gas Natural SDG S.A.	468,431
13,591	e	Gaz de France	820,507
12,200		Hokkaido Electric Power Co, Inc	283,337
5,800		Hokuriku Electric Power Co	136,738
247,100		Hong Kong & China Gas Ltd	742,953
92,500		Hong Kong Electric Holdings Ltd	584,168
58,703	e*	Iberdrola Renovables	408,707
239,881		Iberdrola S.A.	3,718,950
102,485		International Power plc	809,520
53,100	e	Kansai Electric Power Co, Inc	1,321,108
26,100		Kyushu Electric Power Co, Inc	637,575
175,593		National Grid plc	2,409,814
5,195	e	Oest Elektrizitatswirts AG. (Class A)	369,810
137,000		Osaka Gas Co Ltd	547,010
420		Puma AG. Rudolf Dassler Sport	161,750
32,727	e	RWE AG.	4,022,848
7,223		Red Electrica de Espana	442,220
59,055		Scottish & Southern Energy plc	1,645,538
15,606		Severn Trent plc	439,499
6,300	e	Shikoku Electric Power Co, Inc	187,395
57,705	e	Snam Rete Gas S.p.A.	366,912
79,500		Sojitz Holdings Corp	263,192
71,271		Suez S.A.	4,677,415
29,400	e	Tohoku Electric Power Co, Inc	718,188
83,900	e	Tokyo Electric Power Co, Inc	2,243,113
151,000	e	Tokyo Gas Co Ltd	610,484
7,213	e	Union Fenosa S.A.	484,767
59,486		United Utilities plc	815,197
13,162		Vector Ltd	17,799
24,000	e	Veolia Environnement	1,673,221
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	51,629,370

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.59%
150,404		ABB Ltd	4,037,630
80,223		ARM Holdings plc	140,109
10,500	e	Advantest Corp	272,296
157,761		Alcatel S.A.	901,615
11,000	e	Alps Electric Co Ltd	108,256
539	e	Bang & Olufsen AS (B Shares)	33,663
552	e	Barco NV	39,530
6,914	e*	CSR plc	44,733
1,012,337	e	Ericsson (LM) (B Shares)	1,986,561
15,000	e	Fisher & Paykel Appliances Holdings Ltd	27,714
25,900		Fisher & Paykel Healthcare Corp	59,662
139,000	*	Foxconn International Holdings Ltd	187,533
36,000	e	Fuji Electric Holdings Co Ltd	146,268
10,385	e	GN Store Nord	51,888

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
11,532		Gamesa Corp Tecnologica S.A.	$526,157
2,100	e	Hirose Electric Co Ltd	235,744
7,000	e	Hitachi Chemical Co Ltd	131,601
4,400		Hitachi High-Technologies Corp	72,789
232,000	e	Hitachi Ltd	1,375,522
28,200	e	Hoya Corp	661,998
8,500		Ibiden Co Ltd	334,270
50,667	*	Infineon Technologies AG.	355,958
78,091		Koninklijke Philips Electronics NV	2,987,222
1,806	e	Kudelski S.A.	26,514
11,100		Kyocera Corp	932,053
2,991	e	Legrand S.A.	93,827
1,400		Mabuchi Motor Co Ltd	67,556
134,000	e	Matsushita Electric Industrial Co Ltd	2,903,692
24,000		Matsushita Electric Works Ltd	246,790
2,175	*	Millicom International Cellular S.A.	207,183
24,000		Minebea Co Ltd	139,647
133,000		Mitsubishi Electric Corp	1,150,140
5,500	e	Mitsumi Electric Co Ltd	173,806
14,600		Murata Manufacturing Co Ltd	725,020
2,000	e*	NEC Electronics Corp	38,684
11,000	e	NGK Spark Plug Co Ltd	143,018
1,402		NKT Holding AS	100,919
1,924		Neuf Cegetel	107,133
7,300	e	Nidec Corp	448,927
11,200		Nitto Denko Corp	473,034
270,403		Nokia Oyj	8,555,044
14,800		Omron Corp	303,632
9,600	e	Pioneer Corp	95,345
3,289	e*	Q-Cells AG.	326,401
11,558	e*	Renewable Energy Corp A.S.	322,294
45,000		Ricoh Co Ltd	739,466
2,300		Rinnai Corp	75,221
7,200		Rohm Co Ltd	445,666
46,268	e	STMicroelectronics NV	492,327
6,000	e	Sanken Electric Co Ltd	35,273
108,000	*	Sanyo Electric Co Ltd	227,528
69,000	e	Sharp Corp	1,172,612
3,500	e	Shinko Electric Industries	39,501
26,255		Smiths Group plc	489,806
68,700	e	Sony Corp	2,736,146
10,000		Stanley Electric Co Ltd	243,780
7,400	e	Sumco Corp	161,467
8,200		TDK Corp	484,531
6,000		Taiyo Yuden Co Ltd	58,507
6,062		Tandberg ASA	90,590
78,181	e	Terna Rete Elettrica Nazionale S.p.A.	333,565
14,573	e	Thomson	101,231
4,300		Toyota Boshoku Corp	128,767
7,500		Ushio, Inc	140,851
14,000		Venture Corp Ltd	107,203
15,000		Yaskawa Electric Corp	142,506
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	40,745,922

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
ENGINEERING AND MANAGEMENT SERVICES - 0.27%
9,334	e	Cap Gemini S.A.	$531,529
39,817		Capita Group plc	536,170
15,930	e	Downer EDI Ltd	91,136
3,741		Fugro NV	290,521
14,000		JGC Corp	213,764
57,460		SembCorp Industries Ltd	169,902
31,958		Serco Group plc	287,793
10,154	e	WorleyParsons Ltd	310,593
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,431,408

FABRICATED METAL PRODUCTS - 0.26%
58,528		Amcor Ltd	382,444
2,678		Geberit AG.	399,098
9,000		Hitachi Cable Ltd	33,497
6,000	e	Hitachi Metals Ltd	88,363
43,441		Rexam plc	367,708
12,000	e	Sanwa Shutter Corp	52,127
12,087	e	Ssab Svenskt Stal AB (Series A)	339,714
5,281	e	Ssab Svenskt Stal AB (Series B)	135,539
17,900		JS Group Corp	268,823
10,900		Toyo Seikan Kaisha Ltd	206,999
		TOTAL FABRICATED METAL PRODUCTS	2,274,312

FOOD AND KINDRED PRODUCTS - 4.30%
45,000	e	Ajinomoto Co, Inc	455,959
28,300		Asahi Breweries Ltd	583,432
11,652		Associated British Foods plc	202,345
63,352		CSR Ltd	185,272
106,651		J Sainsbury plc	726,011
114,000		Tingyi Cayman Islands Holding Corp	149,409
144,299		Cadbury Schweppes plc	1,585,131
239		Carlsberg AS (Class A)	30,410
1,937	e	Carlsberg AS (Class B)	247,692
34,275		Coca-Cola Amatil Ltd	266,253
11,013		Coca Cola Hellenic Bottling Co S.A.	512,909
3,000	e	Coca-Cola West Japan Co Ltd	72,231
2,932		Danisco AS	214,155
178,473		Diageo plc	3,598,739
8,078		Greencore Group plc	47,697
29,943	e	Groupe Danone	2,677,513
16,726		Heineken NV	971,482
3,600	e	House Foods Corp	53,559
3,600	e	Ito En Ltd	63,708
7,516		Iaws Group plc	175,615
12,594		InBev NV	1,108,265
20,000		Kaneka Corp	125,000
8,455		Kerry Group plc (Class A)	264,964
9,000		Kikkoman Corp	110,604
54,000		Kirin Brewery Co Ltd	1,021,168
53		Lindt & Spruengli AG.	176,115
16,637	e	Lion Nathan Ltd	133,040
2,400	e	Matsumotokiyoshi Holdings Co Ltd	52,127
16,000	e	Meiji Dairies Corp	96,308

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
17,000		Meiji Seika Kaisha Ltd	$86,467
26,967		Nestle S.A.	13,475,354
14,000		Nichirei Corp	67,275
12,000		Nippon Meat Packers, Inc	177,207
11,000	e	Nisshin Seifun Group, Inc	117,416
6,400	e	Nissin Food Products Co Ltd	215,730
37,000		Olam International Ltd	57,794
105,519	e	Parmalat S.p.A.	405,642
11,983	e	Pernod-Ricard S.A.	1,232,706
5,500	e	Q.P. Corp	56,777
29,509		Sampo Oyj (A Shares)	798,972
17,000	e	Sapporo Holdings Ltd	138,995
54,742		Scottish & Newcastle plc	858,286
3,483	e	Suedzucker AG.	77,258
57,000		Swire Pacific Ltd (Class A)	643,046
10,000		Takara Holdings, Inc	68,720
31,734		Tate & Lyle plc	340,097
5,000		Toyo Suisan Kaisha Ltd	75,241
88,932		Unilever plc	2,998,717
28,000		Wilmar International Ltd	85,030
7,200	e	Yakult Honsha Co Ltd	223,194
5,000	e	Yamazaki Baking Co Ltd	47,352
		TOTAL FOOD AND KINDRED PRODUCTS	38,154,389

FOOD STORES - 1.60%
41,058	e	Carrefour S.A.	3,167,766
1,082		Colruyt S.A.	278,438
6,746		Delhaize Group	530,808
3,300		FamilyMart Co Ltd	118,188
84,366	e	Goodman Fielder Ltd	138,784
13,265		Jeronimo Martins SGPS S.A.	106,595
4,281	e	Kesko Oyj (B Shares)	221,345
3,900	e	Lawson, Inc	172,542
86,053		Koninklijke Ahold NV	1,277,047
56,500		Seven & I Holdings Co Ltd	1,417,035
41,262		Sonae SPGS S.A.	75,891
537,397		Tesco plc	4,042,207
81,772		WM Morrison Supermarkets plc	445,077
83,190		Woolworths Ltd	2,204,792
		TOTAL FOOD STORES	14,196,515

FURNITURE AND FIXTURES - 0.03%
2,078	e	Neopost S.A.	233,221
		TOTAL FURNITURE AND FIXTURES	233,221

FURNITURE AND HOMEF URNISHINGS STORES - 0.12%
109,563		DSG International plc	138,077
32,999	e	Harvey Norman Holdings Ltd	117,917
33,838		Kesa Electricals plc	138,175
2,100		Nitori Co Ltd	118,820
2,100		Shimachu Co Ltd	63,097
5,930	e	Yamada Denki Co Ltd	511,617
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,087,703

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
GENERAL BUILDING CONTRACTORS - 1.01%
22,484		Amec plc	$322,846
28,767		Balfour Beatty plc	268,905
19,433		Barratt Developments plc	159,477
5,494		Berkeley Group Holdings plc	121,467
2,436		Bilfinger Berger AG.	209,829
25,998		CRH plc	983,422
30,000		Cheung Kong Infrastructure Holdings Ltd	120,460
5,400	e	Daito Trust Construction Co Ltd	278,451
34,000	e	Daiwa House Industry Co Ltd	336,657
1,239		Eiffage S.A.	120,494
34,115		Fletcher Building Ltd	225,030
86,500		Haseko Corp	127,563
6,231		Hellenic Technodomiki Tev S.A.	76,140
2,842	e	Hochtief AG.	260,235
1,988	e	Imerys S.A.	182,319
61,000	e	Kajima Corp	172,572
23,259		Lend Lease Corp Ltd	281,647
39,000	e	Obayashi Corp	163,543
19,217		Persimmon plc	291,764
30,000		Sekisui Chemical Co Ltd	181,481
34,000	e	Sekisui House Ltd	314,486
38,000	e	Shimizu Corp	174,599
24,965	e	Skanska AB (B Shares)	499,985
65,000		Taisei Corp	165,630
73,078		Taylor Woodrow plc	271,939
3,855		Titan Cement Co S.A.	163,837
11,000	e	Toda Corp	45,245
5,734	e	Sacyr Vallehermoso S.A.	199,156
28,165	e	Vinci S.A.	2,036,073
8,321		YIT Oyj	236,068
		TOTAL GENERAL BUILDING CONTRACTORS	8,991,320

GENERAL MERCHANDISE STORES - 0.51%
43,900	e	Aeon Co Ltd	523,206
8,000	e	Hankyu Department Stores, Inc	53,612
12,600	e	Isetan Co Ltd	146,376
28,400		J Front Retailing Co Ltd	181,204
4,312	e*	KarstadtQuelle AG.	86,252
39,000	e	Keio Corp	217,145
112,000	e	Kintetsu Corp	400,000
114,756		Marks & Spencer Group plc	881,964
18,900	e	Marui Co Ltd	201,173
27,000	e	Mitsukoshi Ltd	105,367
5,273	e	PPR	781,277
19,000	e	Takashimaya Co Ltd	213,674
53,000	e	Tobu Railway Co Ltd	282,865
74,000		Tokyu Corp	377,127
9,000	e	UNY Co Ltd	86,136
		TOTAL GENERAL MERCHANDISE STORES	4,537,378

HEALTH SERVICES - 0.21%
1,578		Coloplast AS (Class B)	144,156
55,000		Fraser and Neave Ltd	193,796

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
12,787		Fresenius Medical Care AG.	$642,971
11,514	e	Getinge AB (B Shares)	298,418
5,255		Intertek Group plc	107,631
32,550		Parkway Holdings Ltd	75,673
20,584		Sonic Healthcare Ltd	258,661
505		Straumann Holding AG.	144,162
		TOTAL HEALTH SERVICES	1,865,468

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.40%
14,452	e	ACS Actividades Cons y Servicios S.A.	822,976
17,376		Abertis Infraestructuras S.A.	566,203
17,369		Biffa plc	120,219
15,347	e	Bouygues S.A.	974,977
8,000	e	Chiyoda Corp	72,632
2,995	e	Fomento de Construcciones y Contratas S.A.	197,172
4,233	e	Grupo Ferrovial S.A.	307,344
11,000	e	Nishimatsu Construction Co Ltd	23,616
8,000	e	Okumura Corp	40,770
73,017	e	Transurban Group	433,746
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	3,559,655

HOLDING AND OTHER INVESTMENT OFFICES - 3.70%
26,050		3i Group plc	429,111
81,988	e	CFS Gandel Retail Trust	162,596
60,000		CapitaCommercial Trust	96,771
75,700		CapitaMall Trust	189,738
8,692		Great Portland Estates plc	91,342
498		Cofinimmo	107,665
87,010	e	Commonwealth Property Office Fund	105,759
717		Eurazeo	91,689
109,500	*	Fosun International	73,866
138,348		GPT Group	410,918
5,368		Groupe Bruxelles Lambert S.A.	655,011
372	*	Groupe Bruxelles Lambert S.A.	12
3,706		Heineken Holding NV	186,349
59,930	e	ING Industrial Fund	116,660
26,305	*	Immoeast AG.	253,327
3,564	*	Istituto Finanziario Industriale S.p.A.	98,129
40,000	e	JFE Holdings, Inc	1,773,676
2,000	e*	Jafco Co Ltd	66,613
35		Japan Prime Realty Investment Corp	115,520
26	e	Japan Real Estate Investment Corp	302,568
22		Japan Retail Fund Investment Corp	138,824
892		KBC Ancora	91,761
63,975		Kiwi Income Property Trust	60,860
31,531		Land Securities Group plc	944,302
27,984	e	Macquarie Communications Infrastructure Group	107,413
174,181	e	Macquarie Infrastructure Group	442,531
119,946	e	Macquarie Office Trust	99,753
117,266		Man Group plc	1,290,499
49,000		Melco International Development	68,123
74	e	NTT Urban Development Corp	106,160
27,000		NWS Holdings Ltd	91,588
1,101		Nationale A Portefeuille	83,868

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
36		Nippon Building Fund, Inc	$455,056
1,602	e	Nobel Biocare Holding AG.	372,633
67,000		Noble Group Ltd	107,087
15		Nomura Real Estate Office Fund, Inc	121,589
2,462		PSP Swiss Property AG.	166,224
1,059	e	Wendel	132,949
91,875		Wharf Holdings Ltd	432,657
308,000	e	iShares MSCI EAFE Index Fund	22,145,200
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	32,786,397

HOTELS AND OTHER LODGING PLACES - 0.26%
13,554	e	Accor S.A.	989,888
30,274		Crown Ltd	290,508
19,880		Intercontinental Hotels Group plc	299,857
88,947		Shangri-La Asia Ltd	240,007
32,824		Thomas Cook Group plc	188,918
37,395		TUI Travel plc	191,292
28,000		United Overseas Land Ltd	78,521
		TOTAL HOTELS AND OTHER LODGING PLACES	2,278,991

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.26%
10,500		ASM Pacific Technology	75,755
27,683	e	ASML Holding NV	680,916
6,367	e	Alfa Laval AB	386,830
6,731	e	Alstom RGPT	1,459,239
25,000		Amada Co Ltd	189,105
2,456		Andritz AG.	134,817
45,370	e	Atlas Copco AB (A Shares)	775,020
26,044		Atlas Copco AB (B Shares)	408,728
97,042		Brambles Ltd	885,093
7,500	e	Brother Industries Ltd	77,122
73,500		Canon, Inc	3,384,480
2,440		Cargotec Corp (B Shares)	119,763
16,700	e	Casio Computer Co Ltd	244,435
4,871		Charter plc	82,171
21,100	e	Citizen Watch Co Ltd	178,444
5,000		Daifuku Co Ltd	63,955
18,200	e	Daikin Industries Ltd	783,287
25,000	e	Ebara Corp	76,244
16,300	e	Electrolux AB (Series B)	267,467
29,950		FKI plc	41,460
13,100		Fanuc Ltd	1,245,867
33,500		FUJIFILM Holdings Corp	1,186,346
10,813		GEA Group AG.	363,613
4,000		Glory Ltd	85,072
3,524		Heidelberger Druckmaschinen	94,635
7,300		Hitachi Construction Machinery Co Ltd	182,720
17,489	e	Husqvarna AB (B Shares)	210,450
20,710		IMI plc	186,912
90,000		Ishikawajima-Harima Heavy Industries Co Ltd	174,258
1,600	e	Itochu Techno-Science Corp	48,315
24,000	e	Japan Steel Works Ltd	409,069
61,700		Komatsu Ltd	1,711,482
3,300		Komori Corp	68,529

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
10,226		Kone Oyj (Class B)	$419,590
3,157		KCI Konecranes Oyj	121,612
32,000		Konica Minolta Holdings, Inc	434,671
74,000		Kubota Corp	459,531
7,500	e	Kurita Water Industries Ltd	276,134
11,267	*	Logitech International S.A.	285,220
7,900		Makita Corp	248,064
43,797		Meggitt plc	239,687
221,000	e	Mitsubishi Heavy Industries Ltd	944,482
27,000	e	NTN Corp	184,189
4,251	e	OCE NV	72,347
8,000		Okuma Holdings, Inc	85,714
4,300	e	OSG Corp	49,781
9,099	e*	Ocean RIG ASA	69,685
29,000	e	Oki Electric Industry Co Ltd	55,859
27,142	e	SKF AB (B Shares)	545,869
3,900		SMC Corp	411,206
11,298	e	Safran S.A.	231,342
64,535		Sandvik AB	1,121,408
3,409		Schindler Holding AG.	255,392
8,500	e	Seiko Epson Corp	228,958
5,697		Solarworld AG.	271,353
2,343		Rheinmetall AG.	165,346
196		Sulzer AG.	259,136
39,000		Sumitomo Heavy Industries Ltd	251,966
8,100		THK Co Ltd	139,523
11,700		Tokyo Electron Ltd	711,296
2,000	e	Tokyo Seimitsu Co Ltd	36,718
211,000	e	Toshiba Corp	1,409,771
14,300		Toyota Tsusho Corp	303,416
423	*	Unaxis Holding AG.	148,866
12,635	*	Vestas Wind Systems AS	1,380,290
4,361	e	Wartsila Oyj (B Shares)	294,330
1,687		Wincor Nixdorf AG.	135,032
13,600	e	Yokogawa Electric Corp	136,164
7,648	e	Zardoya Otis S.A.	212,507
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	28,878,054

INSTRUMENTS AND RELATED PRODUCTS - 1.16%
6,565		AGFA-Gevaert NV	51,304
240,819		BAE Systems plc	2,319,212
3,671		Cochlear Ltd	183,514
4,394		Elekta AB (B Shares)	75,799
13,290	e	Compagnie Generale d'Optique Essilor International S.A.	868,427
20,325	e	Finmeccanica S.p.A.	691,177
54,261		Invensys plc	242,301
2,400	e	Keyence Corp	551,846
9,260	e	Luxottica Group S.p.A.	233,469
22,000	e	Nikon Corp	585,975
23,000	e	Nippon Electric Glass Co Ltd	355,568
16,000	e	Olympus Corp	484,751
267,000		PCCW Ltd	168,105
3,157		Phonak Holding AG.	289,601
6,011	e*	Qiagen NV	124,317

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
61,016		Smith & Nephew plc	$807,101
4,000		Synthes, Inc	559,460
12,000		Terumo Corp	626,003
2,380		Swatch Group AG.	636,280
2,290		Swatch Group AG.	117,601
4,100	*	TomTom NV	169,589
1,503	*	William Demant Holding	120,122
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	10,261,522

INSURANCE AGENTS, BROKERS AND SERVICE - 0.57%
255,659		HBOS plc	2,841,405
2,671		MLP AG.	38,036
61,094		QBE Insurance Group Ltd	1,240,068
63,978	e	Suncorp-Metway Ltd	752,502
15,269		Unipol Gruppo Finanziario S.p.A.	47,440
60,162	e	Unipol S.p.A.	172,770
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	5,092,221

INSURANCE CARRIERS - 4.62%
18,445	e	ABC Learning Centres Ltd	23,600
128,410	e	AMP Ltd	921,228
109,773	e	AXA S.A.	3,984,259
57,650	e	AXA Asia Pacific Holdings Ltd	289,775
100,505		Aegon NV	1,478,824
21,000	e	Aioi Insurance Co Ltd	116,081
29,838		Alleanza Assicurazioni S.p.A	389,808
30,872	e	Allianz AG.	6,115,786
72,932	e	Assicurazioni Generali S.p.A.	3,279,224
179,897		Aviva plc	2,204,677
3,050	e	CNP Assurances	375,970
4,470	e	Fondiaria-Sai S.p.A	185,176
124,966		Friends Provident plc	306,545
125,781	e	Insurance Australia Group Ltd	420,721
17,236		Irish Life & Permanent plc	336,876
10,872		KBC Groep NV	1,409,864
38,356		Corp Mapfre S.A.	192,563
16,735	e	Mediolanum S.p.A.	102,511
51,100		Millea Holdings, Inc	1,886,517
83,000	e	Mitsui Sumitomo Insurance Co Ltd	838,493
14,187	e	Muenchener Rueckver AG.	2,774,628
23,000	e	Nipponkoa Insurance Co Ltd	175,361
354,388		Old Mutual plc	777,187
169,780		Prudential plc	2,242,429
37,000		Resolution plc	502,642
221,028		Royal & Sun Alliance Insurance Group plc	564,560
11,726		SCOR	279,908
60		Sony Financial Holdings, Inc	242,576
56,000		Sompo Japan Insurance, Inc	494,382
149,426		Standard Life plc	730,275
25,679		Storebrand ASA	202,211
2,387		Swiss Life Holding	663,389
24,088	e	Swiss Reinsurance Co	2,104,153
13,650		T&D Holdings, Inc	714,817
1,076	e*	Topdanmark AS	181,103

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
1,676		TrygVesta A.S.	$147,254
2,116		Wiener Staedtische Allgemeine Versicherung AG.	162,121
9,989		Zurich Financial Services AG.	3,145,766
		TOTAL INSURANCE CARRIERS	40,963,260

LEATHER AND LEATHER PRODUCTS - 0.49%
13,786		Adidas-Salomon AG.	916,509
16,881		LVMH Moet Hennessy Louis Vuitton S.A.	1,878,886
24,684		ThyssenKrupp AG.	1,412,267
34,500		Yue Yuen Industrial Holdings	108,164
		TOTAL LEATHER AND LEATHER PRODUCTS	4,315,826

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.11%
20,144		Brisa-Auto Estradas de Portugal S.A.	287,811
123,000		ComfortDelgro Corp Ltd	162,636
28,000	e	Keihin Electric Express Railway Co Ltd	190,449
18,000		Keisei Electric Railway Co Ltd	96,609
30,000		SMRT Corp Ltd	39,667
35,331		Stagecoach Group plc	169,690
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	946,862

LUMBER AND WOOD PRODUCTS - 0.02%
30,812		MFI Furniture plc	48,462
7,792	e	Nobia AB	67,208
3,374	*	Sonae Industria SGPS S.A.	23,437
		TOTAL LUMBER AND WOOD PRODUCTS	139,107

METAL MINING - 3.86%
77,220	e	Alumina Ltd	402,257
90,661		Anglo American plc	5,448,293
13,253		Antofagasta plc	184,381
230,149		BHP Billiton Ltd	7,532,028
154,736		BHP Billiton plc	4,591,099
19,375	e	Boliden AB	206,244
22,102	*	Eurasian Natural Resources Corp	432,068
13,567	e	Iluka Resources Ltd	57,655
7,752		Iluka Resources Ltd	14,878
7,116		Kazakhmys plc	225,541
5,328		Lonmin plc	324,734
30,983		Newcrest Mining Ltd	944,883
1,200	e	Sumitomo Titanium Corp	74,278
20,788		Orica Ltd	553,416
94,444	e	Oxiana Ltd	274,473
36,947	e*	Paladin Resources Ltd	171,868
19,601	e	Rio Tinto Ltd	2,194,385
68,360		Rio Tinto plc	7,099,649
4,900		Vedanta Resources plc	203,832
43,304		Xstrata plc	3,031,221
33,135		Zinifex Ltd	302,215
		TOTAL METAL MINING	34,269,398

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.11%
1,300	e	Aderans Co Ltd	24,075
3,892	e	Amer Sports Oyj (A Shares)	78,342

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
9,109	e	Bulgari S.p.A.	$105,268
32,364		Futuris Corp Ltd	56,049
13,600	e	Namco Bandai Holdings, Inc	184,189
3,700	e	Sankyo Co Ltd	219,743
1,475	e	Societe BIC S.A.	90,957
11,500		Yamaha Corp	219,894
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	978,517

MISCELLANEOUS RETAIL - 0.75%
2,400		Circle K Sunkus Co Ltd	40,762
35,759		Compagnie Financiere Richemont AG.	2,005,615
4,244		DCC plc	100,168
1,735		Douglas Holding AG.	94,418
4,300		EDION Corp	39,773
1,116		Folli-Follie S.A.	37,317
59,316		Home Retail Group	307,548
149,000		Hutchison Whampoa Ltd	1,410,040
44,000		Lifestyle International Holdings Ltd	93,511
18,928	*	Meinl European Land Ltd	215,453
11,042	e	Metro AG.	892,198
13,694		Next plc	309,555
60,100		Nippon Mining Holdings, Inc	318,347
58,381		Origin Energy Ltd	488,726
23,344	e	Pacific Brands Ltd	43,095
6,000		Parkson Retail Group Ltd	50,574
1,100	e	Ryohin Keikaku Co Ltd	63,784
108,342		Signet Group plc	132,775
		TOTAL MISCELLANEOUS RETAIL	6,643,659

MOTION PICTURES - 0.03%
4,915	*	Premiere AG.	106,073
7,500	e	Toho Co Ltd	176,063
		TOTAL MOTION PICTURES	282,136

NONDEPOSITORY INSTITUTIONS - 0.46%
4,570	e	Acom Co Ltd	121,265
5,600		Aeon Credit Service Co Ltd	74,831
4,750	e	Aiful Corp	76,292
19,182		Cattles plc	88,131
17,030	e	Challenger Financial Services Group Ltd	28,326
11,100		Credit Saison Co Ltd	309,571
46,176	e	Criteria Caixacorp S.A.	317,116
3,273	e	D Carnegie AB	55,084
5,552	e	Deutsche Postbank AG.	530,032
13,596		Hypo Real Estate Holding AG.	353,308
34,996		ICAP plc	395,198
14,600	e	Investor AB (B Shares)	328,643
6,360		ORIX Corp	867,737
2,318	e	Perpetual Trustees Australia Ltd	114,077
5,050	e	Promise Co Ltd	145,147
7,330	e	Takefuji Corp	155,160
10,705		Tullett Prebon plc	101,183
		TOTAL NONDEPOSITORY INSTITUTIONS	4,061,101

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
OIL AND GAS EXTRACTION - 1.44%
12,606	e	Acergy S.A.	$271,684
10,525	e	Aker Kvaerner ASA	239,752
11,000		Singapore Petroleum Co Ltd	54,023
230,668		BG Group plc	5,342,472
1,772	e*	Compagnie Generale de Geophysique S.A.	441,117
40,497	e*	DET Norske Oljeselskap	72,288
1,200	e	Idemitsu Kosan Co Ltd	92,817
57		Inpex Holdings, Inc	634,731
2,000		Japan Petroleum Exploration Co	132,424
14,974	*	Lundin Petroleum AB	203,497
8,531		Neste Oil Oyj	298,188
11,082		Petroleum Geo-Services ASA	274,202
11,284	e	ProSafe ASA	177,270
9,521		SBM Offshore NV	307,089
8,961	e	Saipem S.p.A.	362,733
39,466	e	Santos Ltd	522,985
17,403	e	SeaDrill Ltd	466,486
5,654	e*	TGS Nopec Geophysical Co ASA	82,273
6,902	e	Technip S.A.	537,526
48,842		Tullow Oil plc	640,251
32,955	e	Woodside Petroleum Ltd	1,641,407
		TOTAL OIL AND GAS EXTRACTION	12,795,215

PAPER AND ALLIED PRODUCTS - 0.39%
1,426	e	Billerud AB	16,200
2,769		Holmen AB (B Shares)	95,766
4,400		Kokuyo Co Ltd	37,741
26,600		Lee & Man Paper Manufacturing Ltd	42,587
478		Mayr-Melnhof Karton AG.	48,237
8,584		Metso Oyj	463,478
24,278		Mondi plc	201,406
65	e	Nippon Paper Group, Inc	153,892
57,000	e	OJI Paper Co Ltd	256,752
23,523	e	PaperlinX Ltd	59,119
11,974		Smurfit Kappa Group plc	144,048
39,308	e	Stora Enso Oyj (R Shares)	453,640
37,769		Svenska Cellulosa AB (B Shares)	688,084
35,775	e	UPM-Kymmene Oyj	635,397
2,600		Uni-Charm Corp	190,148
		TOTAL PAPER AND ALLIED PRODUCTS	3,486,495

PERSONAL SERVICES - 0.04%
8,726		Davis Service Group plc	85,551
117,391		Rentokil Initial plc	226,573
		TOTAL PERSONAL SERVICES	312,124

PETROLEUM AND COAL PRODUCTS - 5.74%
1,293,686		BP plc	13,145,676
34,000		Cosmo Oil Co Ltd	106,762
178,783	e	ENI S.p.A.	6,096,674
5,665		Hellenic Petroleum S.A.	74,590
2,260		Motor Oil Hellas Corinth Refineries S.A.	47,668
11,199		OMV AG.	740,102

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
19,356		Premier Farnell plc	$68,474
54,202		Repsol YPF S.A.	1,870,590
246,314		Royal Dutch Shell plc (A Shares)	8,491,277
189,324		Royal Dutch Shell plc (B Shares)	6,372,585
11,900		Showa Shell Sekiyu KK	120,337
87,350	e	Statoil ASA	2,617,575
18,000	e	TonenGeneral Sekiyu KK	154,033
147,782	e	Total S.A.	10,974,933
		TOTAL PETROLEUM AND COAL PRODUCTS	50,881,276

PRIMARY METAL INDUSTRIES - 1.89%
64,615	e	Arcelor	5,293,343
50,573	e	BlueScope Steel Ltd	456,178
622		Bekaert S.A.	90,509
8,000		DOWA HOLDINGS CO LTD	80
21,000	e	Daido Steel Co Ltd	108,497
19,000		DOWA HOLDINGS CO Ltd	112,650
23,000	e	Fujikura Ltd	103,832
44,000		Furukawa Electric Co Ltd	142,135
1,272	e	Hoganas AB (Class B)	30,238
14,635		Johnson Matthey plc	582,359
179,000		Kobe Steel Ltd	509,992
79,000		Mitsubishi Materials Corp	343,168
39,000	e	Mitsui Mining & Smelting Co Ltd	122,071
26,000		Nippon Light Metal Co Ltd	39,125
398,000	e	Nippon Steel Corp	2,016,352
54,000	e	Nisshin Steel Co Ltd	186,898
46,415		Norsk Hydro ASA	676,307
50,483		OneSteel Ltd	294,812
10,368	e	Acerinox S.A.	287,430
2,800		Yamato Kogyo Co Ltd	112,921
7,641	e	Outokumpu Oyj	347,541
2,796		Salzgitter AG.	486,399
51,900	e	Sumitomo Electric Industries Ltd	657,081
281,000		Sumitomo Metal Industries Ltd	1,065,590
37,000	e	Sumitomo Metal Mining Co Ltd	688,553
1,500	e	Toho Titanium Co Ltd	38,523
7,200	e	Tokyo Steel Manufacturing Co Ltd	97,657
8,368		Umicore	435,434
3,260	e	Vallourec	791,411
5,647		Viohalco S.A.	58,484
7,805		Voestalpine AG.	542,174
		TOTAL PRIMARY METAL INDUSTRIES	16,717,744

PRINTING AND PUBLISHING - 0.85%
5,391	e	Arnoldo Mondadori Editore S.p.A.	45,534
40,000		Dai Nippon Printing Co Ltd	636,437
19,110		Daily Mail & General Trust	163,938
7,695		De La Rue plc	135,385
8,324		Eniro AB	60,519
80,422	e	John Fairfax Holdings Ltd	255,037
55,236	e	Orkla ASA	699,622
7,902	e	PagesJaunes Groupe S.A.	140,721
54,764		Pearson plc	740,705

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
41,609		Reed Elsevier NV	$793,537
74,735		Reed Elsevier plc	950,750
86,795		Reuters Group plc	999,095
4,970	e	Sanoma-WSOY Oyj	137,782
2,726	e	Schibsted ASA	81,368
97,000		Singapore Press Holdings Ltd	324,167
37,000	e	Toppan Printing Co Ltd	429,093
14,880		Trinity Mirror plc	87,118
16,044		United Business Media plc	171,627
19,790		Wolters Kluwer NV	523,952
51,768		Yell Group plc	158,222
		TOTAL PRINTING AND PUBLISHING	7,534,609

RAILROAD TRANSPORTATION - 0.57%
36,091	e	Asciano Group	131,934
108		Central Japan Railway Co	1,115,971
236		East Japan Railway Co	1,962,721
29,342		Firstgroup plc	328,146
80,000		Hankyu Hanshin Holdings, Inc	345,907
99,611		MTR Corp	341,736
42,000	e	Odakyu Electric Railway Co Ltd	310,955
117		West Japan Railway Co	514,105
		TOTAL RAILROAD TRANSPORTATION	5,051,475

REAL ESTATE - 2.23%
3,800	e	Aeon Mall Co Ltd	105,407
41,500		Allgreen Properties Ltd	37,085
63,275		Ascendas Real Estate Investment Trust	109,408
6,552		Bovis Homes Group plc	78,801
34,528		British Land Co plc	628,726
13,969		Brixton plc	91,488
121,000		CapitaLand Ltd	558,211
7,908	e	Castellum AB	96,490
105,000		Cheung Kong Holdings Ltd	1,490,816
38,000		Chinese Estates Holdings Ltd	58,885
34,400		City Developments Ltd	275,410
2,473		Corio NV	216,686
190,229		DB RREEF Trust	292,938
7,090	e	Fabege AB	75,770
773		Gecina S.A.	115,325
165,000	*	Genting International plc	71,924
97,381		Macquarie Goodman Group	383,575
19,344		Hammerson plc	427,677
26,000		Hang Lung Group Ltd	122,773
142,000		Hang Lung Properties Ltd	502,669
73,344		Henderson Land Development Co Ltd	521,149
42,000		Hopewell Holdings	159,470
40,384		Hysan Development Co Ltd	113,120
1,299		ICADE	193,308
31,589		IMMOFINANZ Immobilien Anlagen AG.	342,116
6,129		IVG Immobilien AG.	171,461
24,000		Keppel Land Ltd	96,771
42,623		Kerry Properties Ltd	256,856
4,560	e	Klepierre	279,829

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
6,988		Kungsleden AB	$86,735
9,449		Leighton Holdings Ltd	369,597
8,600		Leopalace21 Corp	138,991
16,663	e	Liberty International plc	322,600
143,201		Link Real Estate Investment Trust	317,585
65,052		Mirvac Group	238,993
80,000		Mitsubishi Estate Co Ltd	1,942,215
57,000		Mitsui Fudosan Co Ltd	1,131,651
166,694		New World Development Ltd	403,956
3,300		Nomura Real Estate Holdings, Inc	54,956
28,569		Segro plc	288,033
115,500		Shui On Land Ltd	108,189
7,000		Singapore Land Ltd	34,582
96,910		Sino Land Co	209,195
92,994		Stockland Trust Group	594,060
26,000		Sumitomo Realty & Development Co Ltd	458,287
94,000		Sun Hung Kai Properties Ltd	1,466,287
19,000		Tokyo Tatemono Co Ltd	125,040
29,000		Tokyu Land Corp	181,832
4,447	e	Unibail	1,144,444
11,200	e	Urban Corp	47,640
1,059	e	Wereldhave NV	130,642
119,559	e	Westfield Group	1,944,916
28,000		Wheelock & Co Ltd	78,431
1,089	e	Wihlborgs Fastigheter AB	24,880
26,950		Wing Tai Holdings Ltd	42,879
28,000		Yanlord Land Group Ltd	43,329
		TOTAL REAL ESTATE	19,804,089

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.76%
8,357		Ansell Ltd	88,824
49,816	e	Bayer AG.	3,992,119
42,900		Bridgestone Corp	730,350
30,000		Denki Kagaku Kogyo KK	94,502
9,845	e	Michelin (C.G.D.E.) (Class B)	1,027,689
42,000		Mitsui Chemicals, Inc	278,090
7,028	e	Nokian Renkaat Oyj	299,577
185,813	e	Pirelli & C S.p.A.	162,664
2,764	e	Uponor Oyj	65,019
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	6,738,834

SECURITY AND COMMODITY BROKERS - 1.53%
11,589	e	Australian Stock Exchange Ltd	396,110
15,993	e	Babcock & Brown Ltd	215,147
7,082		Close Brothers Group plc	86,721
71,826		Credit Suisse Group	3,656,031
92,000		Daiwa Securities Group, Inc	797,432
13,695	e	Deutsche Boerse AG.	2,205,987
3,030		Hellenic Exchanges S.A.	71,945
73,000		Hong Kong Exchanges and Clearing Ltd	1,253,146
431,814		Legal & General Group plc	1,083,248
10,390		London Stock Exchange Group plc	249,096
18,659	e	Macquarie Group Ltd	900,711
6,400	e	Matsui Securities Co Ltd	36,212

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
122,300		Nomura Holdings, Inc	$1,828,120
105		E*Trade Securities Co Ltd	91,327
637	e	SBI Holdings, Inc	153,243
7,518		Schroders plc	139,955
33,000	*	Shinko Securities Co Ltd	96,007
53,000		Singapore Exchange Ltd	288,786
		TOTAL SECURITY AND COMMODITY BROKERS	13,549,224

SOCIAL SERVICES - 0.04%
11,523		Vedior NV	334,731
		TOTAL SOCIAL SERVICES	334,731

SPECIAL TRADE CONTRACTORS - 0.01%
7,000		COMSYS Holdings Corp	60,674
7,000		Kinden Corp	67,346
		TOTAL SPECIAL TRADE CONTRACTORS	128,020

STONE, CLAY, AND GLASS PRODUCTS - 0.97%
66,000	e	Asahi Glass Co Ltd	727,669
39,584		Boral Ltd	226,461
11,280		CRH plc	428,824
10,000	e	Central Glass Co Ltd	39,025
12,053	e	Cimpor Cimentos de Portugal S.A.	109,225
19,731	e	Compagnie de Saint-Gobain	1,608,913
6,512		Cookson Group plc	85,816
3,555		FLSmidth & Co AS	351,857
805		HeidelbergCement AG.	138,616
14,355		Holcim Ltd	1,507,629
4,355	e	Italcementi S.p.A.	88,212
2,811		Italcementi S.p.A.	40,717
30,767		James Hardie Industries NV	175,737
10,123	e	Lafarge S.A.	1,760,541
18,000		NGK Insulators Ltd	318,539
41,000		Nippon Sheet Glass Co Ltd	181,390
827		Pargesa Holding S.A.	92,185
1,281	*	RHI AG.	51,571
21,000		Sumitomo Osaka Cement Co Ltd	48,666
60,000	e	Taiheiyo Cement Corp	144,462
18,000	e	Toto Ltd	170,285
5,030		Wienerberger AG.	267,536
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	8,563,876

TEXTILE MILL PRODUCTS - 0.03%
59,000	e	Teijin Ltd	248,596
		TOTAL TEXTILE MILL PRODUCTS	248,596

TOBACCO PRODUCTS - 0.90%
103,885		British American Tobacco plc	3,898,777
46,392		Imperial Tobacco Group plc	2,134,227
309		Japan Tobacco, Inc	1,546,860
17,733	e	Swedish Match AB	386,483
		TOTAL TOBACCO PRODUCTS	7,966,347

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
TRANSPORTATION BY AIR - 0.71%
2,264		Aeroports de Paris	$257,849
9,228	e	Air France-KLM	259,906
44,000		All Nippon Airways Co Ltd	193,780
56,786		Auckland International Airport Ltd	101,791
21,959		BBA Aviation plc	65,589
38,975	*	British Airways plc	181,196
92,000		Cathay Pacific Airways Ltd	180,864
10,477		Continental AG.	1,068,354
15,566	e	Deutsche Lufthansa AG.	420,966
575		Flughafen Wien AG.	69,291
954		Fraport AG. Frankfurt Airport Services Worldwide	68,860
6,986		Henkel KGaA	296,463
4,000		Hong Kong Aircraft Engineerg	65,993
30,976		Iberia Lineas Aereas de Espana	134,973
62,000		Japan Airlines Corp	161,096
42,210		Macquarie Airports	124,600
4,367	e	Merck KGaA	538,245
64,857		Qantas Airways Ltd	232,942
20,424	*	Ryanair Holdings plc	90,284
61,920		SABMiller plc	1,356,701
36,933		Singapore Airlines Ltd	418,580
		TOTAL TRANSPORTATION BY AIR	6,288,323

TRANSPORTATION EQUIPMENT - 5.03%
12,291		Bayerische Motoren Werke AG.	678,960
75,547		Cobham plc	299,869
52,000		Cosco Corp Singapore Ltd	139,402
10,009		Jardine Cycle & Carriage Ltd	142,087
6,000	e	Daihatsu Motor Co Ltd	72,051
63,325	e	DaimlerChrysler AG.	5,413,607
1,054	*	DaimlerChrysler AG.	90,170
33,700		Denso Corp	1,088,624
22,333	e	European Aeronautic Defence and Space Co	529,226
48,473	e	Fiat S.p.A.	1,121,116
47,041		GKN plc	284,048
17,000	e	Hino Motors Ltd	112,219
107,100	e	Honda Motor Co Ltd	3,056,777
46,000		Isuzu Motors Ltd	229,815
96,000	e	Kawasaki Heavy Industries Ltd	213,804
76,000		Keppel Corp Ltd	546,624
13,300	e	JTEKT Corp	216,952
8,640	e	Lagardere S.C.A.	646,009
7,713	e	MAN AG.	1,024,563
30,000		Mazda Motor Corp	106,240
119,000	e*	Mitsubishi Motors Corp	195,787
48,000		Mitsui Engineering & Shipbuilding Co Ltd	128,571
9,000	e	NHK Spring Co Ltd	63,744
30,000	e	NSK Ltd	227,227
10,362	e	Peugeot S.A.	803,390
12,700	e	Renault S.A.	1,405,513
245		Rieter Holding AG.	93,747
124,638		Rolls-Royce Group plc	996,872
10,838,105	*	Rolls-Royce Group plc	21,510
24,304	e	Scania AB (B Shares)	510,266

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
56,600		SembCorp Marine Ltd	$157,079
4,500		Shimano, Inc	206,762
59,568		Siemens AG.	6,456,046
99,000		Singapore Technologies Engineering Ltd	243,104
6,031	e	Thales S.A.	390,474
3,800		Tokai Rika Co Ltd	99,308
57,365		Tomkins plc	203,506
4,100		Toyoda Gosei Co Ltd	154,244
12,200		Toyota Industries Corp	433,266
187,100		Toyota Motor Corp	9,328,722
4,339	e	Trelleborg AB (B Shares)	86,534
15,304	e	Volkswagen AG.	4,436,958
32,140	e	Volvo AB (A Shares)	478,704
74,160	e	Volvo AB (B Shares)	1,123,287
12,500		Yamaha Motor Co Ltd	229,986
2,471	e	Zodiac S.A.	121,207
		TOTAL TRANSPORTATION EQUIPMENT	44,607,977

TRANSPORTATION SERVICES - 0.12%
5,719		Arriva plc	77,862
140		Kuoni Reisen Holding	77,746
8,556		National Express Group plc	170,656
1,768	e	Stolt-Nielsen S.A.	36,802
14,422		TUI AG.	369,992
37,032	e	Toll Holdings Ltd	339,112
		TOTAL TRANSPORTATION SERVICES	1,072,170

TRUCKING AND WAREHOUSING - 0.44%
13,378		DSV AS	292,433
53,426	e	Deutsche Post AG.	1,632,100
16,000		Kamigumi Co Ltd	126,485
8,000	e	Mitsubishi Logistics Corp	102,568
53,000		Nippon Express Co Ltd	304,665
10,000		Seino Holdings Corp	65,008
26,417		TNT NV	981,338
26,000	e	Yamato Transport Co Ltd	380,819
		TOTAL TRUCKING AND WAREHOUSING	3,885,416

WATER TRANSPORTATION - 0.50%
18		A P Moller - Maersk AS (Class A)	199,306
11,077		Carnival plc	439,899
719		Compagnie Maritime Belge S.A.	48,379
1,498		D/S Torm AS	44,400
74		AP Moller - Maersk AS (Class B)	825,634
1,175		Euronav NV	44,632
2,724	e	Frontline Ltd	124,636
38,000	e	Kawasaki Kisen Kaisha Ltd	369,402
3,582		Kuehne & Nagel International AG.	358,344
74,000		Mitsui OSK Lines Ltd	894,563
23,000		Neptune Orient Lines Ltd	54,306
74,000	e	Nippon Yusen Kabushiki Kaisha	694,864
14,300		Orient Overseas International Ltd	83,695
82,000		Pacific Basin Shipping Ltd	134,864

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
76,000		Shun TAK Holdings Ltd	$100,583
		TOTAL WATER TRANSPORTATION	4,417,507

WHOLESALE TRADE-DURABLE GOODS - 1.79%
20,678	e	Assa Abloy AB (Class B)	374,977
1,600		Autobacs Seven Co Ltd	43,740
90,683	e	Boart Longyear Group	151,662
7,426	e	Buhrmann NV	86,404
20,069		Bunzl plc	282,594
4,600	e	Canon Marketing Japan, Inc	86,758
131		D'ieteren S.A.	46,585
23,391		Electrocomponents plc	84,374
86,386	*	Fortescue Metals Group Ltd	513,952
102,000		Itochu Corp	1,006,902
7,690		Kingspan Group plc	102,588
151,300		Li & Fung Ltd	560,864
92,800		Mitsubishi Corp	2,802,247
119,000		Mitsui & Co Ltd	2,411,517
155,400	e	Nissan Motor Co Ltd	1,284,607
9,028		Prysmian S.p.A.	192,700
5,627		Rautaruukki Oyj	271,572
475	e	Rockwool International AS (B Shares)	79,244
15,145	e	Schneider Electric S.A.	1,959,676
16,143	e	Securitas Systems AB (B Shares)	47,001
6,254	e	Sims Group Ltd	169,751
72,600	e	Sumitomo Corp	956,298
4,622	e	Valeo S.A.	183,300
9,760		Wesfarmers Ltd	359,106
37,331		Wesfarmers Ltd	1,364,330
44,571		Wolseley plc	468,827
		TOTAL WHOLESALE TRADE-DURABLE GOODS	15,891,576

WHOLESALE TRADE-NONDURABLE GOODS - 0.90%
3,728		Altana AG.	78,631
1,383	e	Axfood AB	49,228
10,516	e	Billabong International Ltd	124,937
2,839	e	Casino Guichard Perrachon S.A.	340,368
5,615		Celesio AG.	277,996
799		East Asiatic Co Ltd A.S.	69,862
72,000		Esprit Holdings Ltd	864,076
130,248	e	Foster's Group Ltd	609,452
112,000		Marubeni Corp	815,730
83,000		Nippon Oil Corp	517,917
2,078	e	Oriflame Cosmetics S.A.	137,966
4,200		Suzuken Co Ltd	172,753
117,559	e	Unilever NV	3,947,630
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	8,006,546

		TOTAL COMMON STOCKS	877,147,602
		(Cost $787,025,213)

PREFERRED STOCKS - 0.16%

COMMUNICATIONS - 0.02%
5,334		ProSiebenSat.1 Media AG.	115,368
		TOTAL COMMUNICATIONS	115,368

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
INSTRUMENTS AND RELATED PRODUCTS - 0.02%
2,436		Fresenius SE	$202,868
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	202,868

TRANSPORTATION EQUIPMENT - 0.12%
5,957		Porsche AG.	1,088,865
		TOTAL TRANSPORTATION EQUIPMENT	1,088,865

		TOTAL PREFERRED STOCKS	1,407,101
		(Cost $1,063,453)

SHORT-TERM INVESTMENTS - 22.45%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 22.45%
199,101,604		State Street Navigator Securities Lending Prime Portfolio	199,101,604
		INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	199,101,604

		TOTAL SHORT-TERM INVESTMENTS	199,101,604
		(Cost $199,101,604)

		TOTAL PORTFOLIO - 121.51%	1,077,656,307
		(Cost $987,190,270)

		OTHER ASSETS & LIABILITIES, NET - (21.51)%	(190,737,266)

		NET ASSETS - 100.00%	$ 886,919,041

		ABBREVIATION:
		ADR - American Depositary Receipt

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SUMMARY OF MARKET VALUES BY COUNTRY
INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND (unaudited)
March 31, 2008

		% OF
		TOTAL
COUNTRY	VALUE	PORTFOLIO
DOMESTIC
UNITED STATES OF AMERICA	$221,246,804	20.53%
TOTAL DOMESTIC	221,246,804	20.53%

FOREIGN
AUSTRALIA	54,520,542	5.06
AUSTRIA	5,063,835	0.47
BELGIUM	11,143,831	1.04
CHINA	685,176	0.06
DENMARK	8,657,480	0.80
FINLAND	15,621,315	1.45
FRANCE	93,237,745	8.65
GERMANY	78,834,921	7.32
GREECE	6,094,751	0.57
HONG KONG	18,036,937	1.67
IRELAND	5,956,596	0.55
ITALY	33,117,235	3.07
JAPAN	171,996,922	15.96
KAZAKHSTAN	432,068	0.04
LUXEMBORG	244,292	0.02
NETHERLANDS	24,527,734	2.28
NEW ZEALAND	1,084,673	0.10
NORWAY	9,107,538	0.85
PORTUGAL	2,927,484	0.27
SINGAPORE	9,783,988	0.91
SPAIN	37,999,302	3.53
SWEDEN	21,031,256	1.95
SWITZERLAND	61,982,991	5.75
UNITED KINGDOM	184,320,891	17.10
TOTAL FOREIGN	856,409,503	79.47
TOTAL PORTFOLIO	$1,077,656,307	100.00%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.98%

AGRICULTURAL SERVICES - 0.13%
1,099		Yara International ASA	$63,557
		TOTAL AGRICULTURAL SERVICES	63,557

AMUSEMENT AND RECREATION SERVICES - 1.04%
1,781		Aristocrat Leisure Ltd	15,625
13,500		Ladbrokes plc	83,392
500		Nintendo Co Ltd	257,825
2,497		OPAP S.A.	89,013
1,206		Paddy Power plc	44,591
2,183		TABCORP Holdings Ltd	28,230
		TOTAL AMUSEMENT AND RECREATION SERVICES	518,676

APPAREL AND ACCESSORY STORES - 0.12%
700		Aoyama Trading Co Ltd	15,098
695		Hennes & Mauritz AB (B Shares)	42,693
		TOTAL APPAREL AND ACCESSORY STORES	57,791

AUTO REPAIR, SERVICES AND PARKING - 0.30%
4,000		Aisin Seiki Co Ltd	149,277
		TOTAL AUTO REPAIR, SERVICES AND PARKING	149,277

BUSINESS SERVICES - 1.04%
631		Computershare Ltd	5,046
12,684		Group 4 Securicor plc	57,332
33	*	KK DaVinci Advisors	25,260
7,774		LogicaCMG plc	16,316
2,090		Mitsubishi UFJ Lease & Finance Co Ltd	72,756
8,000		NEC Corp	30,497
3		NTT Data Corp	13,122
900		Oracle Corp Japan	41,713
6,073		Sage Group plc	22,671
1,346		SAP AG.	66,895
62		Societe Des Autoroutes Paris-Rhin-Rhone	7,498
3,200	*	Softbank Corp	58,010
5,600		Tencent Holdings Ltd	31,912
5,771		WPP Group plc	68,835
		TOTAL BUSINESS SERVICES	517,863

CHEMICALS AND ALLIED PRODUCTS - 8.89%
188	*	Actelion Ltd	10,251
11,000		Asahi Kasei Corp	57,383
5,000		Astellas Pharma, Inc	193,620
10,856		AstraZeneca plc (ADR)	412,419
3,244		BASF AG.	436,912
178		Christian Dior S.A.	19,702

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE
1,877	CSL Ltd	$63,315
3,000	Dainippon Ink and Chemicals, Inc	9,330
3,000	Dainippon Sumitomo Pharma Co Ltd	27,418
16,050	GlaxoSmithKline plc	339,560
6,612	H Lundbeck AS	165,181
189	Incitec Pivot Ltd	24,380
4,000	Kao Corp	113,363
5,000	Kingboard Chemical Holdings Ltd	17,700
8,500	Kuraray Co Ltd	101,304
2,000	Kyowa Hakko Kogyo Co Ltd	19,101
1,115	Linde AG.	157,530
933	Lonza Group AG.	123,730
23,000	Mitsubishi Chemical Holdings Corp	152,057
1,000	Mitsubishi Gas Chemical Co, Inc	7,113
5,518	Novartis AG.	282,818
2,350	Novo Nordisk AS (Class B)	160,700
1,446	Reckitt Benckiser Group plc	80,096
2,652	Roche Holding AG.	499,103
4,613	Sanofi-Aventis	346,077
500	Shin-Etsu Chemical Co Ltd	25,833
1,125	Shire plc	21,736
1,347	SSL International plc	12,123
763	Syngenta AG.	223,576
4,800	Takeda Pharmaceutical Co Ltd	240,289
7,000	Tosoh Corp	24,087
245	Wacker Chemie AG.	50,198
	TOTAL CHEMICALS AND ALLIED PRODUCTS	4,418,005

COMMUNICATIONS - 6.23%
11,361	BT Group plc	48,985
3,944	Cable & Wireless plc	11,655
2,423	Deutsche Telekom AG.	40,357
13,053	France Telecom S.A.	438,938
24,000	Hutchison Telecommunications International Ltd	34,230
3	KDDI Corp	18,329
45	Nippon Telegraph & Telephone Corp	194,121
23	NTT DoCoMo, Inc	34,841
17,984	Royal KPN NV	303,797
15,000	Singapore Telecommunications Ltd	42,610
23,694	Telefonica S.A.	680,805
1,443	Telenor ASA	27,628
29,384	Telstra Corp Ltd	118,158
9,697	Vivendi Universal S.A.	378,901
24,443	Vodafone Group plc (ADR)	721,313
	TOTAL COMMUNICATIONS	3,094,668

DEPOSITORY INSTITUTIONS - 16.17%
7,899	Alpha Bank S.A.	261,881
18,187	Anglo Irish Bank Corp plc	244,058
8,359	Australia & New Zealand Banking Group Ltd	172,266
7,690	Banca Intesa S.p.A.	54,208
21,719	Banco Bilbao Vizcaya Argentaria S.A.	478,329
35,482	Banco Santander Central Hispano S.A.	706,937
4,000	Bank of Kyoto Ltd	48,636

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE
3,897	Barclays plc	$35,036
3,710	BNP Paribas	374,214
27,000	BOC Hong Kong Holdings Ltd	65,014
10,000	Chiba Bank Ltd	67,917
2,225	Commonwealth Bank of Australia	85,018
1,120	Deutsche Bank AG.	126,780
9,730	Dexia	277,270
3,600	DNB NOR Holding ASA	54,647
9,585	Fortis	241,512
7,000	Gunma Bank Ltd	50,070
8,500	Hang Seng Bank Ltd	153,887
52,911	HSBC Holdings plc	871,582
13,349	ING Groep NV	499,892
8,567	Investec plc	57,553
14,143	Lloyds TSB Group plc	126,591
9,420	Mediobanca S.p.A.	193,185
17,300	Mitsubishi UFJ Financial Group, Inc	149,258
20,000	Mitsui Trust Holdings, Inc	120,987
25	Mizuho Financial Group, Inc	91,543
6,000	Mizuho Trust & Banking Co Ltd	8,608
2,250	National Australia Bank Ltd	61,997
20,000	Nishi-Nippon City Bank Ltd	52,568
10,800	Nordea Bank AB	175,036
11,000	Oversea-Chinese Banking Corp	64,732
955	Raiffeisen International Bank Holding AG.	130,190
7	Resona Holdings, Inc	11,657
33,263	Royal Bank of Scotland Group plc	222,637
2,000	Shizuoka Bank Ltd	23,616
1,699	Societe Generale	166,356
5,627	St George Bank Ltd	132,214
9,069	Standard Chartered plc	309,939
44	Sumitomo Mitsui Financial Group, Inc	289,567
194	Swedbank AB (A Shares)	5,436
1,368	UBS A.G.	39,755
65,300	UniCredito Italiano S.p.A	437,111
11,995	Westpac Banking Corp	260,353
2,500	Wing Hang Bank Ltd	38,001
	TOTAL DEPOSITORY INSTITUTIONS	8,038,044

EATING AND DRINKING PLACES - 0.04%
3,326	Compass Group plc	21,272
	TOTAL EATING AND DRINKING PLACES	21,272

ELECTRIC, GAS, AND SANITARY SERVICES - 5.89%
37,672	Centrica plc	222,989
2,900	Chugoku Electric Power Co, Inc	64,587
3,466	E.ON AG.	641,640
800	Electric Power Development Co	28,812
526	Electricite de France	45,765
35,524	Enel S.p.A.	376,881
900	Gas Natural SDG S.A.	55,670
3,674	Gaz de France	221,804
18,000	Hong Kong & China Gas Ltd	54,120
16,500	Hong Kong Electric Holdings Ltd	104,203

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE
1,034	Iberdrola S.A.	$16,030
1,593	International Power plc	12,583
1,800	Kansai Electric Power Co, Inc	44,783
38,000	Osaka Gas Co Ltd	151,726
2,106	RWE AG.	258,872
9,143	Scottish & Southern Energy plc	254,765
3,800	Shikoku Electric Power Co, Inc	113,032
16,100	Sojitz Holdings Corp	53,301
2,274	Suez S.A.	149,239
1,600	Tohoku Electric Power Co, Inc	39,085
107	Union Fenosa S.A.	7,191
785	United Utilities plc	10,758
	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,927,836

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.34%
14,608	ABB Ltd	392,155
27,000	Hitachi Ltd	160,082
9,598	Koninklijke Philips Electronics NV	367,153
300	Kyocera Corp	25,191
14,000	Matsushita Electric Industrial Co Ltd	303,371
9,000	Mitsubishi Electric Corp	77,829
3,100	Mitsumi Electric Co Ltd	97,963
200	Murata Manufacturing Co Ltd	9,932
400	Nitto Denko Corp	16,894
21,509	Nokia Oyj	680,504
2,000	Pioneer Corp	19,864
3,000	Ricoh Co Ltd	49,298
4,000	Sharp Corp	67,978
2,200	Sony Corp	87,620
600	Sumco Corp	13,092
1,800	TDK Corp	106,360
29,680	Terna Rete Elettrica Nazionale S.p.A.	126,632
2,975	Thomson	20,666
800	Toyota Boshoku Corp	23,957
1,000	Yaskawa Electric Corp	9,500
	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,656,041

ENGINEERING AND MANAGEMENT SERVICES - 0.51%
3,686	Cap Gemini S.A.	209,901
4,814	Downer EDI Ltd	27,541
506	WorleyParsons Ltd	15,478
	TOTAL ENGINEERING AND MANAGEMENT SERVICES	252,920

FOOD AND KINDRED PRODUCTS - 4.53%
2,800	Asahi Breweries Ltd	57,725
2,338	Associated British Foods plc	40,601
1,434	Coca-Cola Amatil Ltd	11,140
5,592	CSR Ltd	16,354
14,178	Diageo plc	285,886
3,629	Groupe Danone	324,506
585	Heineken NV	33,978
1,452	InBev NV	127,775
6,041	J Sainsbury plc	41,123
8,000	Kirin Brewery Co Ltd	151,284

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE
2,148	Lion Nathan Ltd	$17,177
1,000	Meiji Dairies Corp	6,019
1,189	Nestle S.A.	594,141
14,000	Nichirei Corp	67,275
8,768	Sampo Oyj (A Shares)	237,398
8,000	Swire Pacific Ltd (Class A)	90,252
4,169	Unilever plc	140,575
3,000	Wilmar International Ltd	9,110
	TOTAL FOOD AND KINDRED PRODUCTS	2,252,319

FOOD STORES - 1.91%
700	FamilyMart Co Ltd	25,070
18,991	Goodman Fielder Ltd	31,241
17,439	Jeronimo Martins SGPS S.A.	140,137
133	Kesko Oyj (B Shares)	6,877
5,957	Koninklijke Ahold NV	88,403
5,400	Seven & I Holdings Co Ltd	135,433
12,029	Tesco plc	90,480
39,276	WM Morrison Supermarkets plc	213,776
8,286	Woolworths Ltd	219,605
	TOTAL FOOD STORES	951,022

FURNITURE AND HOMEFURNISHINGS STORES - 0.29%
3,600	Shimachu Co Ltd	108,166
440	Yamada Denki Co Ltd	37,961
	TOTAL FURNITURE AND HOMEFURNISHINGS STORES	146,127

GENERAL BUILDING CONTRACTORS - 0.51%
3,282	Balfour Beatty plc	30,679
1,352	Eiffage S.A.	131,483
9,080	Fletcher Building Ltd	59,894
907	Lend Lease Corp Ltd	10,983
467	Persimmon plc	7,090
152	Vinci S.A.	10,988
	TOTAL GENERAL BUILDING CONTRACTORS	251,117

GENERAL MERCHANDISE STORES - 0.36%
500	Aeon Co Ltd	5,959
277	PPR	41,042
25,000	Tobu Railway Co Ltd	133,427
	TOTAL GENERAL MERCHANDISE STORES	180,428

HEALTH SERVICES - 0.20%
1,118	Fresenius Medical Care AG.	56,217
200	Getinge AB (B Shares)	5,184
10,000	Parkway Holdings Ltd	23,248
973	Sonic Healthcare Ltd	12,227
	TOTAL HEALTH SERVICES	96,876

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.24%
1,881	Bouygues S.A.	119,498
	TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	119,498

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
HOLDING AND OTHER INVESTMENT OFFICES - 1.32%
1,043		3i Group plc	$17,181
44,000		CapitaCommercial Trust	70,965
21,132		CFS Gandel Retail Trust	41,908
2,350		GPT Group	6,980
3,010		Heineken Holding NV	151,352
10,970		ING Industrial Fund	21,354
1,674	*	Istituto Finanziario Industriale S.p.A.	46,091
1,900		JFE Holdings, Inc	84,250
1,235		Land Securities Group plc	36,986
6,103		Macquarie Infrastructure Group	15,506
2,817		Man Group plc	31,001
28		NTT Urban Development Corp	40,169
109		PSP Swiss Property AG.	7,359
680		Wendel	85,369
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	656,471

HOTELS AND OTHER LODGING PLACES - 0.60%
1,768		Accor S.A.	129,122
6,516		Crown Ltd	62,527
18,705		Thomas Cook Group plc	107,656
		TOTAL HOTELS AND OTHER LODGING PLACES	299,305

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.26%
1,875		Alfa Laval AB	113,917
839		Alstom RGPT	181,890
3,393		ASML Holding NV	83,457
3,750		Brambles Ltd	34,203
2,200		Canon, Inc	101,304
1,600		Daikin Industries Ltd	68,860
500		Fanuc Ltd	47,552
1,900		FUJIFILM Holdings Corp	67,285
48,000		Ishikawajima-Harima Heavy Industries Co Ltd	92,937
2,177		KCI Konecranes Oyj	83,861
3,000		Komatsu Ltd	83,216
6,500		Konica Minolta Holdings, Inc	88,293
1,900		Makita Corp	59,661
9,610		SKF AB (B Shares)	193,272
1,600		Tokyo Electron Ltd	97,271
24,000		Toshiba Corp	160,353
544		Wartsila Oyj (B Shares)	36,715
357		Wincor Nixdorf AG.	28,575
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,622,622

INSTRUMENTS AND RELATED PRODUCTS - 0.99%
28,806		BAE Systems plc	277,417
2,000		Nikon Corp	53,270
3,000		Nippon Electric Glass Co Ltd	46,378
1,000		Olympus Corp	30,297
567		Phonak Holding AG.	52,013
600		Terumo Corp	31,300
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	490,675

INSURANCE AGENTS, BROKERS AND SERVICE - 0.48%
7,976		HBOS plc	88,646

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE
7,347	QBE Insurance Group Ltd	$149,127
	TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	237,773

INSURANCE CARRIERS - 4.03%
5,292	ABC Learning Centres Ltd	6,771
1,992	Aegon NV	29,310
793	Allianz AG.	157,094
8,151	AMP Ltd	58,476
654	Assicurazioni Generali S.p.A.	29,406
3,687	Aviva plc	45,185
563	CNP Assurances	69,400
42,370	Corp Mapfre S.A.	212,715
2,692	Fondiaria-Sai S.p.A	111,520
300	KBC Groep NV	38,904
1,931	Muenchener Rueckver AG.	377,656
77,962	Old Mutual plc	170,974
8,756	Resolution plc	118,950
22	Sony Financial Holdings, Inc	88,945
11,059	Standard Life plc	54,048
2,700	T&D Holdings, Inc	141,392
930	Zurich Financial Services AG.	292,878
	TOTAL INSURANCE CARRIERS	2,003,624

LEATHER AND LEATHER PRODUCTS - 0.30%
2,580	ThyssenKrupp AG.	147,612
	TOTAL LEATHER AND LEATHER PRODUCTS	147,612

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.07%
6,710	Stagecoach Group plc	32,227
	TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	32,227

METAL MINING - 4.02%
2,336	Anglo American plc	140,382
7,749	Antofagasta plc	107,807
16,023	BHP Billiton Ltd	524,381
13,097	BHP Billiton plc	388,595
1,535	Newcrest Mining Ltd	46,813
1,459	Rio Tinto Ltd	163,339
3,441	Rio Tinto plc	357,371
3,837	Xstrata plc	268,585
	TOTAL METAL MINING	1,997,273

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.20%
5,300	Yamaha Corp	101,342
	TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	101,342

MISCELLANEOUS RETAIL - 0.97%
1,400	Circle K Sunkus Co Ltd	23,778
4,424	Compagnie Financiere Richemont AG.	248,129
24,336	Home Retail Group	126,180
5,000	Hutchison Whampoa Ltd	47,317
1,065	Next plc	24,075
1,722	Origin Energy Ltd	14,415
	TOTAL MISCELLANEOUS RETAIL	483,894

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE
NONDEPOSITORY INSTITUTIONS - 0.16%
1,400	Aeon Credit Service Co Ltd	$18,708
40	ORIX Corp	5,457
2,600	Takefuji Corp	55,036
	TOTAL NONDEPOSITORY INSTITUTIONS	79,201

OIL AND GAS EXTRACTION - 1.43%
13,978	BG Group plc	323,743
1	Inpex Holdings, Inc	11,136
2,899	Petroleum Geo-Services ASA	71,730
3,619	Saipem S.p.A.	146,494
4,554	Santos Ltd	60,348
20,000	Singapore Petroleum Co Ltd	98,224
	TOTAL OIL AND GAS EXTRACTION	711,675

PAPER AND ALLIED PRODUCTS - 0.07%
627	Metso Oyj	33,854
	TOTAL PAPER AND ALLIED PRODUCTS	33,854

PERSONAL SERVICES - 0.20%
10,100	Davis Service Group plc	99,022
	TOTAL PERSONAL SERVICES	99,022

PETROLEUM AND COAL PRODUCTS - 6.06%
8,400	BP plc (ADR)	509,460
7,761	ENI S.p.A.	264,658
2,975	Repsol YPF S.A.	102,672
19,710	Royal Dutch Shell plc (A Shares)	679,470
12,140	Royal Dutch Shell plc (B Shares)	408,628
6,900	Showa Shell Sekiyu KK	69,775
5,100	Statoil ASA	152,829
11,124	Total S.A.	826,117
	TOTAL PETROLEUM AND COAL PRODUCTS	3,013,609

PRIMARY METAL INDUSTRIES - 1.97%
835	Arcelor	68,404
6,568	BlueScope Steel Ltd	59,245
21,000	Kobe Steel Ltd	59,831
17,000	Mitsubishi Materials Corp	73,846
15,000	Nippon Steel Corp	75,993
27,000	Nisshin Steel Co Ltd	93,449
1,084	Salzgitter AG.	188,575
11,900	Sumitomo Electric Industries Ltd	150,660
7,000	Sumitomo Metal Industries Ltd	26,545
1,000	Sumitomo Metal Mining Co Ltd	18,610
3,123	Umicore	162,507
	TOTAL PRIMARY METAL INDUSTRIES	977,665

PRINTING AND PUBLISHING - 1.01%
3,000	Dai Nippon Printing Co Ltd	47,733
964	De La Rue plc	16,961
3,500	Eniro AB	25,447
7,382	PagesJaunes Groupe S.A.	131,461

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE
3,381	Promotora de Informaciones S.A.	$50,922
7,308	Reed Elsevier plc	92,970
7,000	Singapore Press Holdings Ltd	23,394
3,000	Toppan Printing Co Ltd	34,791
24,864	Yell Group plc	75,993
	TOTAL PRINTING AND PUBLISHING	499,672

RAILROAD TRANSPORTATION - 0.43%
17	Central Japan Railway Co	175,662
4	East Japan Railway Co	33,266
1,500	MTR Corp	5,146
	TOTAL RAILROAD TRANSPORTATION	214,074

REAL ESTATE - 2.36%
19,307	Brixton plc	126,448
9,000	CapitaLand Ltd	41,520
10,000	Cheung Kong Holdings Ltd	141,982
217	Corio NV	19,014
740	Gecina S.A.	110,402
3,000	Hang Lung Group Ltd	14,166
28,000	Hang Lung Properties Ltd	99,118
2,000	Henderson Land Development Co Ltd	14,211
6,000	Hysan Development Co Ltd	16,807
2,000	Kerry Properties Ltd	12,052
1,164	Leighton Holdings Ltd	45,530
7,829	Macquarie Goodman Group	30,838
5,000	Mitsubishi Estate Co Ltd	121,388
3,200	Nomura Real Estate Holdings, Inc	53,291
341	Stockland	1,935
10,670	Stockland Trust Group	68,162
1,000	Sumitomo Realty & Development Co Ltd	17,626
10,000	Tokyu Land Corp	62,701
89	Unibail	22,904
5,051	Westfield Group	82,167
2,437	Wihlborgs Fastigheter AB	55,677
10,000	Wing Tai Holdings Ltd	15,910
	TOTAL REAL ESTATE	1,173,849

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.66%
966	Ansell Ltd	10,267
2,679	Bayer AG.	214,688
350	Michelin (C.G.D.E.) (Class B)	36,535
10,000	Mitsui Chemicals, Inc	66,212
	TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	327,702

SECURITY AND COMMODITY BROKERS - 1.70%
7,401	Babcock & Brown Ltd	99,563
960	Close Brothers Group plc	11,755
3,244	Credit Suisse Group	165,124
157	Deutsche Boerse AG.	25,290
6,556	Hellenic Exchanges S.A.	155,668
4,000	Hong Kong Exchanges and Clearing Ltd	68,666
44,974	Legal & General Group plc	112,822
497	Macquarie Group Ltd	23,991

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
3,101		Schroders plc	$57,728
43,000	*	Shinko Securities Co Ltd	125,100
		TOTAL SECURITY AND COMMODITY BROKERS	845,707

STONE, CLAY, AND GLASS PRODUCTS - 1.31%
2,000		Central Glass Co Ltd	7,805
4,272		Cookson Group plc	56,297
3,041		CRH plc	115,607
250		FLSmidth & Co AS	24,744
1,206		HeidelbergCement AG.	207,666
1,512		Holcim Ltd	158,797
95		Lafarge S.A.	16,522
14,000		Nippon Sheet Glass Co Ltd	61,938
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	649,376

TOBACCO PRODUCTS - 1.35%
11,074		British American Tobacco plc	415,604
941		Imperial Tobacco Group plc	43,290
9,790		Swedish Match AB	213,369
		TOTAL TOBACCO PRODUCTS	672,263

TRANSPORTATION BY AIR - 1.00%
8,930		Deutsche Lufthansa AG.	241,503
28,913		Macquarie Airports	85,348
15,817		Qantas Airways Ltd	56,809
4,196		SABMiller plc	91,937
1,930		Singapore Airlines Ltd	21,874
		TOTAL TRANSPORTATION BY AIR	497,471

TRANSPORTATION EQUIPMENT - 5.66%
16,000		Cosco Corp Singapore Ltd	42,893
7,000		Daihatsu Motor Co Ltd	84,059
1,484		DaimlerChrysler AG.	126,866
11,085		Fiat S.p.A.	256,381
12,634		GKN plc	76,288
9,000		Hino Motors Ltd	59,410
10,100		Honda Motor Co Ltd	288,267
3,000		Jardine Cycle & Carriage Ltd	42,588
2,400		JTEKT Corp	39,149
6,000		Keppel Corp Ltd	43,154
1,064		MAN AG.	141,337
3,000		NSK Ltd	22,723
1,609		Peugeot S.A.	124,750
11,022		Scania AB (B Shares)	231,408
2,000		SembCorp Marine Ltd	5,551
1,600		Siemens AG.	173,410
5,000		Singapore Technologies Engineering Ltd	12,278
2,816		Thales S.A.	182,320
10,500		Toyota Motor Corp	523,525
1,166		Volkswagen AG.	338,048
		TOTAL TRANSPORTATION EQUIPMENT	2,814,405

TRANSPORTATION SERVICES - 0.16%
40		Kuoni Reisen Holding	22,213

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE
2,914	National Express Group plc	$58,122
	TOTAL TRANSPORTATION SERVICES	80,335

TRUCKING AND WAREHOUSING - 0.45%
7,298	Deutsche Post AG.	222,945
	TOTAL TRUCKING AND WAREHOUSING	222,945

WATER TRANSPORTATION - 0.48%
7,000	Kawasaki Kisen Kaisha Ltd	68,048
5,000	Mitsui OSK Lines Ltd	60,443
3,000	Neptune Orient Lines Ltd	7,083
10,000	Nippon Yusen Kabushiki Kaisha	93,900
5,000	Pacific Basin Shipping Ltd	8,223
	TOTAL WATER TRANSPORTATION	237,697

WHOLESALE TRADE-DURABLE GOODS - 1.41%
2,056	Electrocomponents plc	7,416
10,000	Itochu Corp	98,716
4,300	Mitsubishi Corp	129,846
7,000	Mitsui & Co Ltd	141,854
5,300	Nissan Motor Co Ltd	43,812
3,474	Prysmian S.p.A.	74,151
12,800	Sumitomo Corp	168,604
933	Wesfarmers Ltd	34,098
	TOTAL WHOLESALE TRADE-DURABLE GOODS	698,497

WHOLESALE TRADE-NONDURABLE GOODS - 1.13%
1,100	Casino Guichard Perrachon S.A.	131,879
1,375	East Asiatic Co Ltd A.S.	120,226
8,800	Esprit Holdings Ltd	105,609
2,000	Marubeni Corp	14,567
8,000	Nippon Oil Corp	49,920
1,928	Oriflame Cosmetics S.A.	128,007
341	Unilever NV	11,451
	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	561,659

	TOTAL COMMON STOCKS	49,196,833
	(Cost $51,675,721)

PREFERRED STOCKS - 0.56%

TRANSPORTATION EQUIPMENT - 0.56%
1,530	Porsche AG.	279,665
	TOTAL TRANSPORTATION EQUIPMENT	279,665

	TOTAL PREFERRED STOCKS	279,665
	(Cost $285,694)

	TOTAL PORTFOLIO - 99.54%	49,476,498
	(Cost $51,961,415)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

		VALUE
	OTHER ASSETS & LIABILITIES, NET - 0.46%	$226,872

	NET ASSETS - 100.00%	$49,703,370

	ABBREVIATION:
	ADR - American Depositary Receipt

*	Non-income producing.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced International Equity Index Fund

SUMMARY OF MARKET VALUES BY COUNTRY
INSTITUTIONAL ENHANCED INTERNATIONAL EQUITY INDEX FUND (unaudited)
March 31, 2008

		% OF
		TOTAL
COUNTRY	VALUE	PORTFOLIO
FOREIGN
AUSTRALIA	$3,132,445	6.33%
AUSTRIA	130,190	0.26
BELGIUM	847,968	1.71
CHINA	31,912	0.07
DENMARK	470,851	0.95
FINLAND	1,079,210	2.18
FRANCE	5,123,653	10.36
GERMANY	4,706,331	9.51
GREECE	506,563	1.02
HONG KONG	1,090,705	2.21
IRELAND	404,256	0.82
ITALY	2,116,717	4.28
JAPAN	9,950,009	20.11
NETHERLANDS	1,587,808	3.21
NEW ZEALAND	59,894	0.12
NORWAY	370,391	0.75
PORTUGAL	140,137	0.28
SINGAPORE	565,133	1.14
SPAIN	2,311,271	4.67
SWEDEN	1,189,445	2.41
SWITZERLAND	3,112,041	6.29
UNITED KINGDOM	10,549,568	21.32
TOTAL FOREIGN	49,476,498	100.00
TOTAL PORTFOLIO	$49,476,498	100.00%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
ENHANCED LARGE-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.67%

AMUSEMENT AND RECREATION SERVICES - 0.85%
4,900	*	Activision, Inc	$133,819
1,400	*	Penn National Gaming, Inc	61,222
7,800	*	Walt Disney Co	244,764
1,700		Warner Music Group Corp	8,466
		TOTAL AMUSEMENT AND RECREATION SERVICES	448,271

APPAREL AND ACCESSORY STORES - 0.31%
1,100		Abercrombie & Fitch Co (Class A)	80,454
1,700		American Eagle Outfitters, Inc	29,767
1,900	*	Hanesbrands, Inc	55,480
		TOTAL APPAREL AND ACCESSORY STORES	165,701

APPAREL AND OTHER TEXTILE PRODUCTS - 0.19%
1,700		Polo Ralph Lauren Corp	99,093
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	99,093

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.43%
1,600		Advance Auto Parts	54,480
1,500	*	Autozone, Inc	170,745
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	225,225

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.41%
4,700		Home Depot, Inc	131,459
3,800		Lowe's Cos, Inc	87,172
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	218,631

BUSINESS SERVICES - 10.87%
6,900		Accenture Ltd (Class A)	242,673
1,100		Acxiom Corp	13,057
10,500	*	Adobe Systems, Inc	373,695
2,000	*	Affiliated Computer Services, Inc (Class A)	100,220
2,200	*	Alliance Data Systems Corp	104,522
3,000	*	Autodesk, Inc	94,440
1,800	*	BMC Software, Inc	58,536
800	*	Cognizant Technology Solutions Corp (Class A)	23,064
1,600	*	Compuware Corp	11,744
7,500	*	eBay, Inc	223,800
4,800		Electronic Data Systems Corp	79,920
600		Equifax, Inc	20,688
900	*	Getty Images, Inc	28,800
1,600	*	Google, Inc (Class A)	704,752
5,700		IMS Health, Inc	119,757
100	*	Juniper Networks, Inc	2,500
2,100	*	Kinetic Concepts, Inc	97,083
700		Manpower, Inc	39,382

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
500		Mastercard, Inc (Class A)	$111,495
68,300		Microsoft Corp	1,938,354
100	*	NAVTEQ Corp	6,800
1,700	*	NCR Corp	38,811
6,200		Omnicom Group, Inc	273,916
33,400	*	Oracle Corp	653,304
700		Robert Half International, Inc	18,018
1,300	*	Salesforce.com, Inc	75,231
2,600	*	Synopsys, Inc	59,046
7,900	*	Yahoo!, Inc	228,547
		TOTAL BUSINESS SERVICES	5,742,155

CHEMICALS AND ALLIED PRODUCTS - 10.85%
6,800	*	Abbott Laboratories	375,020
400		Air Products & Chemicals, Inc	36,800
8,000	*	Amgen, Inc	334,240
100	*	Avon Products, Inc	3,954
900	*	Biogen Idec, Inc	55,521
4,600		Bristol-Myers Squibb Co	97,980
1,700		Celanese Corp (Series A)	66,385
1,000		Church & Dwight Co, Inc	54,240
2,300		Colgate-Palmolive Co	179,193
6,900	*	Du Pont (E.I.) de Nemours & Co	322,644
6,300	*	Eli Lilly & Co	325,017
2,400		Estee Lauder Cos (Class A)	110,040
6,100	*	Forest Laboratories, Inc	244,061
5,300	*	Genentech, Inc	430,254
1,400	*	Genzyme Corp	104,356
8,800	*	Gilead Sciences, Inc	453,464
100	*	Idexx Laboratories, Inc	4,926
100	*	Invitrogen Corp	8,547
1,500		Lubrizol Corp	83,265
11,000		Merck & Co, Inc	417,450
4,900		Monsanto Co	546,350
1,100	*	Mosaic Co	112,860
1,700		Nalco Holding Co	35,955
2,300	*	NBTY, Inc	68,885
9,000	*	Procter & Gamble Co	630,630
800		RPM International, Inc	16,752
8,000		Schering-Plough Corp	115,280
3,400	*	Sepracor, Inc	66,368
2,000		Sherwin-Williams Co	102,080
400		Sigma-Aldrich Corp	23,860
100	*	Warner Chilcott Ltd (Class A)	1,800
3,200	*	Watson Pharmaceuticals, Inc	93,824
5,000		Wyeth	208,800
		TOTAL CHEMICALS AND ALLIED PRODUCTS	5,730,801

COMMUNICATIONS - 1.61%
700	*	American Tower Corp (Class A)	27,447
2,000		Clear Channel Communications, Inc	58,440
3,500		Comcast Corp (Class A)	67,690
13,500	*	DIRECTV Group, Inc	334,665
5,000	*	DISH Network Corp (Class A)	143,650

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
800	*	NII Holdings, Inc	$25,424
300	*	SBA Communications Corp (Class A)	8,949
1,200		Telephone & Data Systems, Inc	47,124
300	*	US Cellular Corp	16,500
10,200		Windstream Corp	121,890
		TOTAL COMMUNICATIONS	851,779

DEPOSITORY INSTITUTIONS - 1.21%
2,700		Bank of New York Mellon Corp	112,671
600		Northern Trust Corp	39,882
3,500		State Street Corp	276,500
9,800		Western Union Co	208,446
		TOTAL DEPOSITORY INSTITUTIONS	637,499

EATING AND DRINKING PLACES - 1.00%
1,800		Burger King Holdings, Inc	49,788
3,200		Darden Restaurants, Inc	104,160
9,200	*	Starbucks Corp	161,000
300		Tim Hortons, Inc	10,215
5,400		Yum! Brands, Inc	200,934
		TOTAL EATING AND DRINKING PLACES	526,097

EDUCATIONAL SERVICES - 0.21%
1,700	*	Apollo Group, Inc (Class A)	73,440
2,000	*	Career Education Corp	25,440
300	*	ITT Educational Services, Inc	13,779
		TOTAL EDUCATIONAL SERVICES	112,659

ELECTRIC, GAS, AND SANITARY SERVICES - 1.09%
10,900	*	AES Corp	181,703
3,500	*	Allied Waste Industries, Inc	37,835
6,200		Centerpoint Energy, Inc	88,474
1,100		Constellation Energy Group, Inc	97,097
1,800	*	Covanta Holding Corp	49,500
4,500	*	Dynegy, Inc (Class A)	35,505
200		Exelon Corp	16,254
1,800	*	NRG Energy, Inc	70,182
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	576,550

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.15%
200		Amphenol Corp (Class A)	7,450
7,000	*	Apple Computer, Inc	1,004,500
2,000	*	Broadcom Corp (Class A)	38,540
45,900	*	Cisco Systems, Inc	1,105,731
300		Cooper Industries Ltd (Class A)	12,045
500	*	Dolby Laboratories, Inc (Class A)	18,130
1,500		Eaton Corp	119,505
1,000		Harris Corp	48,530
9,800		Honeywell International, Inc	552,916
42,600		Intel Corp	902,268
1,200		L-3 Communications Holdings, Inc	131,208
1,900		Maxim Integrated Products, Inc	38,741
3,000	*	MEMC Electronic Materials, Inc	212,700
4,000		National Semiconductor Corp	73,280

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,000	*	NetApp, Inc	$60,150
1,800	*	Novellus Systems, Inc	37,890
10,900	*	Nvidia Corp	215,711
1,700	*	QLogic Corp	26,095
12,900		Qualcomm, Inc	528,900
8,000		RadioShack Corp	130,000
6,500	*	Sanmina-SCI Corp	10,530
5,600	*	Sirius Satellite Radio, Inc	16,016
20,200	*	Texas Instruments, Inc	571,054
2,600	*	Vishay Intertechnology, Inc	23,556
200		Xilinx, Inc	4,750
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	5,890,196

ENGINEERING AND MANAGEMENT SERVICES - 1.92%
2,100	*	Celgene Corp	128,709
2,000		Fluor Corp	282,320
300	*	Hewitt Associates, Inc (Class A)	11,931
100	*	Jacobs Engineering Group, Inc	7,359
5,400	*	McDermott International, Inc	296,028
4,000		Moody's Corp	139,320
2,400	*	Shaw Group, Inc	113,136
1,000	*	URS Corp	32,690
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,011,493

FABRICATED METAL PRODUCTS - 0.57%
2,900		Ball Corp	133,226
4,000	*	Crown Holdings, Inc	100,640
200		Illinois Tool Works, Inc	9,646
1,200		Stanley Works	57,144
		TOTAL FABRICATED METAL PRODUCTS	300,656

FOOD AND KINDRED PRODUCTS - 3.90%
6,700	*	Anheuser-Busch Cos, Inc	317,915
10,200		Coca-Cola Co	620,874
2,200		General Mills, Inc	131,736
700	*	Hansen Natural Corp	24,710
600		Kellogg Co	31,536
3,000		Pepsi Bottling Group, Inc	101,730
10,800	*	PepsiCo, Inc	779,760
800		Wrigley (Wm.) Jr Co	50,272
		TOTAL FOOD AND KINDRED PRODUCTS	2,058,533

FOOD STORES - 0.53%
11,000		Kroger Co	279,400
		TOTAL FOOD STORES	279,400

FURNITURE AND FIXTURES - 0.32%
1,200		HNI Corp	32,268
300	*	Hillenbrand Industries, Inc	14,340
3,600		Johnson Controls, Inc	121,680
		TOTAL FURNITURE AND FIXTURES	168,288

FURNITURE AND HOME FURNISHINGS STORES - 0.27%
2,800	*	GameStop Corp (Class A)	144,788
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	144,788

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
GENERAL BUILDING CONTRACTORS - 0.21%
500		Centex Corp	$12,105
100	*	NVR, Inc	59,750
2,700		Pulte Homes, Inc	39,285
		TOTAL GENERAL BUILDING CONTRACTORS	111,140

GENERAL MERCHANDISE STORES - 3.35%
1,900	*	Big Lots, Inc	42,370
3,700		Costco Wholesale Corp	240,389
6,100		Family Dollar Stores, Inc	118,950
9,300		TJX Cos, Inc	307,551
3,100		Target Corp	157,108
17,100		Wal-Mart Stores, Inc	900,828
		TOTAL GENERAL MERCHANDISE STORES	1,767,196

HEALTH SERVICES - 1.78%
2,600		AmerisourceBergen Corp	106,548
3,800		Cigna Corp	154,166
300	*	Coventry Health Care, Inc	12,105
2,500	*	Express Scripts, Inc	160,800
1,700		McKesson Corp	89,029
6,300	*	Medco Health Solutions, Inc	275,877
3,200	*	WellPoint, Inc	141,216
		TOTAL HEALTH SERVICES	939,741

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.27%
2,500	*	Foster Wheeler Ltd	141,550
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	141,550

HOLDING AND OTHER INVESTMENT OFFICES - 0.87%
200	*	Affiliated Managers Group, Inc	18,148
1,700		General Growth Properties, Inc	64,889
500		Plum Creek Timber Co, Inc	20,350
4,900		Prologis	288,414
700		Taubman Centers, Inc	36,470
700		Ventas, Inc	31,437
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	459,708

HOTELS AND OTHER LODGING PLACES - 0.52%
1,600		Boyd Gaming Corp	32,000
1,000		Choice Hotels International, Inc	34,110
3,400		Marriott International, Inc (Class A)	116,824
1,800		Starwood Hotels & Resorts Worldwide, Inc	93,150
		TOTAL HOTELS AND OTHER LODGING PLACES	276,084

INDUSTRIAL MACHINERY AND EQUIPMENT - 10.46%
16,900		Applied Materials, Inc	329,719
1,900		Black & Decker Corp	125,590
7,700		Caterpillar, Inc	602,833
3,300		Cummins, Inc	154,506
15,800	*	Dell, Inc	314,736
1,500		Dover Corp	62,670

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,100	*	Dresser-Rand Group, Inc	$64,575
14,600	*	EMC Corp	209,364
2,100		Flowserve Corp	219,198
5,600	*	FMC Technologies, Inc	318,584
4,400	*	General Electric Co	162,844
300	*	Grant Prideco, Inc	14,766
26,000	*	Hewlett-Packard Co	1,187,160
10,200	*	International Business Machines Corp	1,174,428
600		Joy Global, Inc	39,096
3,100	*	Lam Research Corp	118,482
600		Lennox International, Inc	21,582
1,400	*	Lexmark International, Inc (Class A)	43,008
4,700		Seagate Technology, Inc	98,418
1,900	*	Teradata Corp	41,914
700	*	Terex Corp	43,750
1,600	*	Varian Medical Systems, Inc	74,944
3,900	*	Western Digital Corp	105,456
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,527,623

INSTRUMENTS AND RELATED PRODUCTS - 5.84%
500	*	Agilent Technologies, Inc	14,915
900		Allergan, Inc	50,751
2,500		Applera Corp (Applied Biosystems Group)	82,150
6,700		Baxter International, Inc	387,394
3,600		Becton Dickinson & Co	309,060
2,600		Dentsply International, Inc	100,360
1,600		Emerson Electric Co	82,336
400	*	Intuitive Surgical, Inc	129,740
12,300		Johnson & Johnson	797,901
6,700		Medtronic, Inc	324,079
400	*	Mettler-Toledo International, Inc	38,848
4,900	*	St. Jude Medical, Inc	211,631
3,100		Stryker Corp	201,655
300	*	Techne Corp	20,208
1,100	*	Thermo Electron Corp	62,524
500	*	Trimble Navigation Ltd	14,295
2,000	*	Waters Corp	111,400
1,900	*	Zimmer Holdings, Inc	147,934
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,087,181

INSURANCE CARRIERS - 2.07%
2,100		Aetna, Inc	88,389
2,400		Aflac, Inc	155,880
2,400		HCC Insurance Holdings, Inc	54,456
1,800	*	Humana, Inc	80,748
200	*	Philadelphia Consolidated Holding Co	6,440
2,600		Prudential Financial, Inc	203,450
100		Transatlantic Holdings, Inc	6,635
12,300		UnitedHealth Group, Inc	422,628
1,900	*	WellCare Health Plans, Inc	74,005
		TOTAL INSURANCE CARRIERS	1,092,631

LEATHER AND LEATHER PRODUCTS - 0.25%
4,400	*	Coach, Inc	132,660
		TOTAL LEATHER AND LEATHER PRODUCTS	132,660

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
METAL MINING - 0.85%
3,900		Freeport-McMoRan Copper & Gold, Inc (Class B)	$375,258
700		Southern Copper Corp	72,681
		TOTAL METAL MINING	447,939

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.34%
4,200		Hasbro, Inc	117,180
3,100		Mattel, Inc	61,690
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	178,870

MISCELLANEOUS RETAIL - 1.99%
4,000	*	Amazon.com, Inc	285,200
400		Barnes & Noble, Inc	12,260
4,800		Best Buy Co, Inc	199,008
5,300		CVS Corp	214,703
1,400	*	Dollar Tree, Inc	38,626
12,000		Staples, Inc	265,320
1,000		Walgreen Co	38,090
		TOTAL MISCELLANEOUS RETAIL	1,053,207

MOTION PICTURES - 0.68%
2,800		Regal Entertainment Group (Class A)	54,012
5,900		Time Warner, Inc	82,718
5,600	*	Viacom, Inc (Class B)	221,872
		TOTAL MOTION PICTURES	358,602

NONDEPOSITORY INSTITUTIONS - 0.92%
700	*	AmeriCredit Corp	7,049
8,700	*	American Express Co	380,364
2,300		Discover Financial Services	37,651
1,000		SLM Corp	15,350
800		Textron, Inc	44,336
		TOTAL NONDEPOSITORY INSTITUTIONS	484,750

OIL AND GAS EXTRACTION - 4.23%
1,300	*	Denbury Resources, Inc	37,115
5,000		ENSCO International, Inc	313,100
2,700	*	Global Industries Ltd	43,443
100		Halliburton Co	3,933
5,900	*	National Oilwell Varco, Inc	344,442
7,700	*	Schlumberger Ltd	669,900
200		Tidewater, Inc	11,022
4,000		Transocean, Inc	540,800
900	*	Unit Corp	50,985
1,500		W&T Offshore, Inc	51,165
2,700		XTO Energy, Inc	167,022
		TOTAL OIL AND GAS EXTRACTION	2,232,927

PAPER AND ALLIED PRODUCTS - 0.04%
1,000		Packaging Corp of America	22,330
		TOTAL PAPER AND ALLIED PRODUCTS	22,330

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
PERSONAL SERVICES - 0.12%
1,400		Weight Watchers International, Inc	$64,862
		TOTAL PERSONAL SERVICES	64,862

PETROLEUM AND COAL PRODUCTS - 2.65%
1,900		Cabot Oil & Gas Corp	96,596
12,100		Exxon Mobil Corp	1,023,418
400		Holly Corp	17,364
2,000		Noble Energy, Inc	145,600
1,300		Sunoco, Inc	68,211
1,000		Valero Energy Corp	49,110
		TOTAL PETROLEUM AND COAL PRODUCTS	1,400,299

PRIMARY METAL INDUSTRIES - 1.32%
3,300		AK Steel Holding Corp	179,586
500		Allegheny Technologies, Inc	35,680
2,100	*	CommScope, Inc	73,143
11,000		Corning, Inc	264,440
1,400		Precision Castparts Corp	142,912
		TOTAL PRIMARY METAL INDUSTRIES	695,761

PRINTING AND PUBLISHING - 0.78%
1,400		Dun & Bradstreet Corp	113,932
7,900		McGraw-Hill Cos, Inc	291,905
200		Meredith Corp	7,650
		TOTAL PRINTING AND PUBLISHING	413,487

RAILROAD TRANSPORTATION - 1.52%
5,400		Burlington Northern Santa Fe Corp	497,988
1,900		Norfolk Southern Corp	103,208
1,600		Union Pacific Corp	200,608
		TOTAL RAILROAD TRANSPORTATION	801,804

REAL ESTATE - 0.24%
1,300	*	CB Richard Ellis Group, Inc (Class A)	28,132
1,300		Jones Lang LaSalle, Inc	100,542
		TOTAL REAL ESTATE	128,674

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.48%
3,600		Nike, Inc (Class B)	244,800
400		Sealed Air Corp	10,100
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	254,900

SECURITY AND COMMODITY BROKERS - 2.18%
200		CME Group, Inc	93,820
3,100	*	E*Trade Financial Corp	11,966
2,300		Eaton Vance Corp	70,173
3,900		Federated Investors, Inc (Class B)	152,724
900		Franklin Resources, Inc	87,291
800		Goldman Sachs Group, Inc	132,312
800	*	IntercontinentalExchange, Inc	104,400
6,900		Invesco Ltd	168,084
2,800	*	MF Global Ltd	27,748
2,900	*	Nasdaq Stock Market, Inc	112,114

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
800		NYSE Euronext	$49,368
2,300		SEI Investments Co	56,787
900		T Rowe Price Group, Inc	45,000
2,300	*	TD Ameritrade Holding Corp	37,973
		TOTAL SECURITY AND COMMODITY BROKERS	1,149,760

SPECIAL TRADE CONTRACTORS - 0.06%
1,300	*	Quanta Services, Inc	30,121
		TOTAL SPECIAL TRADE CONTRACTORS	30,121

STONE, CLAY, AND GLASS PRODUCTS - 0.85%
4,400		3M Co	348,260
1,800	*	Owens-Illinois, Inc	101,574
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	449,834

TOBACCO PRODUCTS - 1.45%
7,900		Altria Group, Inc	175,380
2,600		Loews Corp (Carolina Group)	188,630
7,900	*	Philip Morris International, Inc	399,582
		TOTAL TOBACCO PRODUCTS	763,592

TRANSPORTATION BY AIR - 0.01%
500	*	AMR Corp	4,510
		TOTAL TRANSPORTATION BY AIR	4,510

TRANSPORTATION EQUIPMENT - 3.33%
1,700		Autoliv, Inc	85,340
9,600		Boeing Co	713,952
1,600		General Dynamics Corp	133,392
2,600		Lockheed Martin Corp	258,180
1,800		Northrop Grumman Corp	140,058
200		Oshkosh Truck Corp	7,256
900		Paccar, Inc	40,500
5,100	*	Pactiv Corp	133,671
1,600		Raytheon Co	103,376
2,100		United Technologies Corp	144,522
		TOTAL TRANSPORTATION EQUIPMENT	1,760,247

TRANSPORTATION SERVICES - 0.27%
2,100		CH Robinson Worldwide, Inc	114,240
1,300		UTI Worldwide, Inc	26,104
		TOTAL TRANSPORTATION SERVICES	140,344

TRUCKING AND WAREHOUSING - 0.56%
2,900		Con-way, Inc	143,492
1,200		Landstar System, Inc	62,592
1,200		United Parcel Service, Inc (Class B)	87,624
		TOTAL TRUCKING AND WAREHOUSING	293,708

WATER TRANSPORTATION - 0.18%
1,700	*	Kirby Corp	96,900
		TOTAL WATER TRANSPORTATION	96,900

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
WHOLESALE TRADE-DURABLE GOODS - 0.45%
2,500	*	Arrow Electronics, Inc	$84,125
500		BorgWarner, Inc	21,515
2,700	*	Patterson Cos, Inc	98,010
600		Reliance Steel & Aluminum Co	35,916
		TOTAL WHOLESALE TRADE-DURABLE GOODS	239,566

WHOLESALE TRADE-NONDURABLE GOODS - 0.86%
2,100		Airgas, Inc	95,487
1,100		Cardinal Health, Inc	57,761
2,300	*	Endo Pharmaceuticals Holdings, Inc	55,062
200	*	Henry Schein, Inc	11,480
2,200		Herbalife Ltd	104,500
4,500		Sysco Corp	130,590
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	454,880

		TOTAL COMMON STOCKS	52,645,203
		(Cost $54,246,336)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 5.83%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 5.83%
$ 3,080,000		Federal Home Loan Bank (FHLB), 04/01/08	3,080,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	3,080,000

		TOTAL SHORT-TERM INVESTMENTS	3,080,000
		(Cost $3,080,000)

		TOTAL PORTFOLIO - 105.50%	55,725,203
		(Cost $57,326,336)

		OTHER ASSETS & LIABILITIES, NET - (5.50)%	(2,902,764)

		NET ASSETS - 100.00%	$52,822,439

	*	Non-income producing

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
ENHANCED LARGE-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.56%

AMUSEMENT AND RECREATION SERVICES - 0.57%
740		International Speedway Corp (Class A)	$30,488
7,673	*	Walt Disney Co	240,779
3,363		Warner Music Group Corp	16,748
		TOTAL AMUSEMENT AND RECREATION SERVICES	288,015

APPAREL AND ACCESSORY STORES - 0.20%
5,131		Gap, Inc	100,978
		TOTAL APPAREL AND ACCESSORY STORES	100,978

APPAREL AND OTHER TEXTILE PRODUCTS - 0.10%
628		VF Corp	48,676
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	48,676

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.12%
550	*	Autozone, Inc	62,607
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	62,607

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.10%
1,719		Home Depot, Inc	48,080
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	48,080

BUSINESS SERVICES - 1.16%
921	*	Affiliated Computer Services, Inc (Class A)	46,151
593	*	Avis Budget Group, Inc	6,298
583	*	Cadence Design Systems, Inc	6,226
4,073	*	Computer Sciences Corp	166,138
1,770		Electronic Data Systems Corp	29,471
1,206	*	Expedia, Inc	26,399
795	*	Getty Images, Inc	25,440
3,862		IMS Health, Inc	81,141
341	*	Juniper Networks, Inc	8,525
800		Manpower, Inc	45,008
4,027	*	Novell, Inc	25,330
94	*	Sun Microsystems, Inc	1,460
3,585	*	Symantec Corp	59,583
2,064	*	Synopsys, Inc	46,873
588	*	United Rentals, Inc	11,078
		TOTAL BUSINESS SERVICES	585,121

CHEMICALS AND ALLIED PRODUCTS - 8.41%
3,933	*	Amgen, Inc	164,321
578	*	Biogen Idec, Inc	35,657
618		Chemtura Corp	4,536
11,179		Dow Chemical Co	411,946
8,672	*	Du Pont (E.I.) de Nemours & Co	405,503

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,634	*	Eli Lilly & Co	$135,888
3,551		Huntsman Corp	83,626
13,347	*	King Pharmaceuticals, Inc	116,119
2,501		Lubrizol Corp	138,831
3,103		Merck & Co, Inc	117,759
633	*	Mosaic Co	64,946
60,579		Pfizer, Inc	1,267,918
1,417	*	PPG Industries, Inc	85,743
13,890	*	Procter & Gamble Co	973,272
5,949		Wyeth	248,430
		TOTAL CHEMICALS AND ALLIED PRODUCTS	4,254,495

COMMUNICATIONS - 6.96%
53,560		AT&T, Inc	2,051,348
3,583		CenturyTel, Inc	119,099
3,710		Clear Channel Communications, Inc	108,406
177	*	Clearwire Corp (Class A)	2,621
685	*	IAC/InterActiveCorp	14,221
459	*	Liberty Global, Inc (Class A)	15,643
217	*	Liberty Global, Inc (Series C)	7,048
2,314	*	Liberty Media Corp - Capital (Series A)	36,422
6,272	*	Liberty Media Corp - Entertainment (Series A)	141,998
17,627		Qwest Communications International, Inc	79,850
27,099		Sprint Nextel Corp	181,292
20,942		Verizon Communications, Inc	763,336
		TOTAL COMMUNICATIONS	3,521,284

DEPOSITORY INSTITUTIONS - 13.45%
37,607		Bank of America Corp	1,425,681
10,092		Bank of New York Mellon Corp	421,139
30,622		Citigroup, Inc	655,923
399		Colonial Bancgroup, Inc	3,842
3,264		Comerica, Inc	114,501
290		Commerce Bancshares, Inc	12,189
2,807		East West Bancorp, Inc	49,824
32		First Citizens Bancshares, Inc (Class A)	4,459
2,463		Fulton Financial Corp	30,270
25,905		JPMorgan Chase & Co	1,112,620
2,737		M&T Bank Corp	220,274
103		Marshall & Ilsley Corp	2,390
402	*	Metavante Technologies, Inc	8,036
534		PNC Financial Services Group, Inc	35,014
1,071		Popular, Inc	12,488
14,923		Regions Financial Corp	294,729
4,575		Sovereign Bancorp, Inc	42,639
2,278		State Street Corp	179,962
5,003		SunTrust Banks, Inc	275,865
489		TFS Financial Corp	5,883
12,474		US Bancorp	403,659
3,371		Valley National Bancorp	64,757
10,169		Wachovia Corp	274,563
9,962		Washington Mutual, Inc	102,609
2,295		Webster Financial Corp	63,962
29,014		Wells Fargo & Co	844,307

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,214		Western Union Co	$68,362
1,656		Zions Bancorporation	75,431
		TOTAL DEPOSITORY INSTITUTIONS	6,805,378

EATING AND DRINKING PLACES - 0.68%
6,129	*	McDonald's Corp	341,814
		TOTAL EATING AND DRINKING PLACES	341,814

ELECTRIC, GAS, AND SANITARY SERVICES - 7.47%
1,972		AGL Resources, Inc	67,679
1,075		Alliant Energy Corp	37,636
2,800	*	Allied Waste Industries, Inc	30,268
9,021		American Electric Power Co, Inc	375,544
2,979		Constellation Energy Group, Inc	262,956
7,748		Duke Energy Corp	138,302
6,957		Edison International	341,032
3,560		Energen Corp	221,788
1,097		Energy East Corp	26,460
1,856		Entergy Corp	202,452
435		Exelon Corp	35,352
2,134		FirstEnergy Corp	146,435
6,543	*	FPL Group, Inc	410,508
547		Integrys Energy Group, Inc	25,512
6,045		NiSource, Inc	104,216
5,973		Northeast Utilities	146,577
5,988		Pepco Holdings, Inc	148,023
316		PG&E Corp	11,635
976		PPL Corp	44,818
8,184		Public Service Enterprise Group, Inc	328,915
2,726	*	Reliant Energy, Inc	64,470
286		Republic Services, Inc	8,363
3,740		SCANA Corp	136,809
6,499		Sempra Energy	346,267
48		Southern Co	1,709
10		Southern Union Co	233
2,543		UGI Corp	63,372
1,065		Wisconsin Energy Corp	46,849
328		Xcel Energy, Inc	6,544
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	3,780,724

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.05%
1,343	*	Atmel Corp	4,674
2,207	*	Avnet, Inc	72,235
156		AVX Corp	1,998
5,528	*	Cisco Systems, Inc	133,170
630		Cooper Industries Ltd (Class A)	25,295
1,541		Eaton Corp	122,771
803	*	Fairchild Semiconductor International, Inc	9,572
1,421		Honeywell International, Inc	80,173
5,262	*	Integrated Device Technology, Inc	46,990
279	*	JDS Uniphase Corp	3,736
1,764	*	LSI Logic Corp	8,732
545	*	MEMC Electronic Materials, Inc	38,641
12,956	*	Motorola, Inc	120,491

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
782	*	NetApp, Inc	$15,679
3,362	*	QLogic Corp	51,607
4,739		RadioShack Corp	77,009
9,019	*	Sanmina-SCI Corp	14,611
3,735	*	Spansion, Inc (Class A)	10,271
1,566		Teleflex, Inc	74,714
42	*	Tellabs, Inc	229
1,667		Tyco Electronics Ltd	57,211
7,315	*	Vishay Intertechnology, Inc	66,274
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,036,083

ENGINEERING AND MANAGEMENT SERVICES - 0.14%
965	*	Hewitt Associates, Inc (Class A)	38,378
655		KBR, Inc	18,163
297	*	Shaw Group, Inc	14,001
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	70,542

FABRICATED METAL PRODUCTS - 0.43%
800		Illinois Tool Works, Inc	38,584
1,261		Parker Hannifin Corp	87,349
1,290		Snap-On, Inc	65,597
566		Stanley Works	26,953
		TOTAL FABRICATED METAL PRODUCTS	218,483

FOOD AND KINDRED PRODUCTS - 3.15%
2,301	*	Anheuser-Busch Cos, Inc	109,182
1,747	*	Archer Daniels Midland Co	71,907
6,133		Coca-Cola Co	373,316
2,619		Coca-Cola Enterprises, Inc	63,380
1,115	*	Constellation Brands, Inc (Class A)	19,702
1,580		Corn Products International, Inc	58,681
7,558		Del Monte Foods Co	72,028
3,468		General Mills, Inc	207,664
1,583		J.M. Smucker Co	80,116
152		Kellogg Co	7,989
12,480		Kraft Foods, Inc (Class A)	387,005
142		Molson Coors Brewing Co (Class B)	7,465
1,888		Pepsi Bottling Group, Inc	64,022
2,796		PepsiAmericas, Inc	71,382
		TOTAL FOOD AND KINDRED PRODUCTS	1,593,839

FOOD STORES - 0.43%
1,812		Kroger Co	46,025
1,567		Safeway, Inc	45,991
4,115		Supervalu, Inc	123,368
		TOTAL FOOD STORES	215,384

FURNITURE AND HOME FURNISHINGS STORES - 0.04%
1,266		Circuit City Stores, Inc	5,039
225	*	Mohawk Industries, Inc	16,112
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	21,151

GENERAL BUILDING CONTRACTORS - 0.68%
3,353		Centex Corp	81,176

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,217		DR Horton, Inc	$66,418
1,982		KB Home	49,015
1,946		MDC Holdings, Inc	85,215
4,328		Pulte Homes, Inc	62,972
		TOTAL GENERAL BUILDING CONTRACTORS	344,796

GENERAL MERCHANDISE STORES - 1.14%
99		Costco Wholesale Corp	6,432
926		Family Dollar Stores, Inc	18,057
4,861		Macy's, Inc	112,095
731		TJX Cos, Inc	24,174
7,877		Wal-Mart Stores, Inc	414,960
		TOTAL GENERAL MERCHANDISE STORES	575,718

HEALTH SERVICES - 0.82%
1,491		Cigna Corp	60,490
2,143	*	Coventry Health Care, Inc	86,470
1,141		Omnicare, Inc	20,721
5,647	*	WellPoint, Inc	249,202
		TOTAL HEALTH SERVICES	416,883

HOLDING AND OTHER INVESTMENT OFFICES - 2.54%
1,639		AMB Property Corp	89,194
3,464		Annaly Mortgage Management, Inc	53,068
4,007		Apartment Investment & Management Co (Class A)	143,491
1,673		Brandywine Realty Trust	28,374
4,717		CBL & Associates Properties, Inc	110,991
6,490		Duke Realty Corp	148,037
2,175		General Growth Properties, Inc	83,020
6,280		HCP, Inc	212,327
288		Host Marriott Corp	4,585
567		iStar Financial, Inc	7,955
5,398		Liberty Property Trust	167,932
609		SL Green Realty Corp	49,615
2,698		Taubman Centers, Inc	140,566
3,322		Virgin Media, Inc	46,741
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,285,896

HOTELS AND OTHER LODGING PLACES - 0.08%
807		Starwood Hotels & Resorts Worldwide, Inc	41,762
		TOTAL HOTELS AND OTHER LODGING PLACES	41,762

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.29%
300		Black & Decker Corp	19,830
3,305		Deere & Co	265,854
100		Flowserve Corp	10,438
1,950	*	Gardner Denver, Inc	72,345
76,468	*	General Electric Co	2,830,081
830		Ingersoll-Rand Co Ltd (Class A)	37,001
1,738	*	International Business Machines Corp	200,113
3,870		Jabil Circuit, Inc	36,610
470		Kennametal, Inc	13,832
5,057		Seagate Technology, Inc	105,894

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,569	*	Western Digital Corp	$96,506
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,688,504

INSTRUMENTS AND RELATED PRODUCTS - 3.00%
7,929	*	Boston Scientific Corp	102,046
386		DRS Technologies, Inc	22,496
750		Emerson Electric Co	38,595
18,236		Johnson & Johnson	1,182,969
417		PerkinElmer, Inc	10,112
10,764		Xerox Corp	161,137
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,517,355

INSURANCE AGENTS, BROKERS AND SERVICE - 0.54%
3,586		Hartford Financial Services Group, Inc	271,711
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	271,711

INSURANCE CARRIERS - 7.77%
6,123		ACE Ltd	337,132
2,509		Aetna, Inc	105,604
941		Allied World Assurance Holdings Ltd	37,358
2,035		Allstate Corp	97,802
17,877		American International Group, Inc	773,180
182		American National Insurance Co	19,419
1,203	*	Arch Capital Group Ltd	82,610
3,992		Axis Capital Holdings Ltd	135,648
5,437		Chubb Corp	269,023
457		CNA Financial Corp	11,786
3,638		Genworth Financial, Inc (Class A)	82,364
3,625		HCC Insurance Holdings, Inc	82,251
4,220	*	Lincoln National Corp	219,440
5,442		Loews Corp	218,877
462		MBIA, Inc	5,646
2,941		Metlife, Inc	177,225
510		MGIC Investment Corp	5,370
277		Nationwide Financial Services, Inc (Class A)	13,097
681	*	Philadelphia Consolidated Holding Co	21,928
7,054		PMI Group, Inc	41,054
3,017		Principal Financial Group	168,107
4,207		Prudential Financial, Inc	329,198
1,950		Radian Group, Inc	12,812
2,817		RenaissanceRe Holdings Ltd	146,230
1,948		Stancorp Financial Group, Inc	92,939
1,718		Torchmark Corp	103,269
3,315		Travelers Cos, Inc	158,623
603		UnumProvident Corp	13,272
6,164		W.R. Berkley Corp	170,681
27		XL Capital Ltd (Class A)	798
		TOTAL INSURANCE CARRIERS	3,932,743

LEATHER AND LEATHER PRODUCTS - 0.15%
2,568	*	Coach, Inc	77,425
		TOTAL LEATHER AND LEATHER PRODUCTS	77,425

METAL MINING - 0.62%
2,362		Freeport-McMoRan Copper & Gold, Inc (Class B)	227,272

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,949		Newmont Mining Corp	$88,290
		TOTAL METAL MINING	315,562

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.88%
139		Armstrong World Industries, Inc	4,957
586		Mattel, Inc	11,661
9,667		Tyco International Ltd	425,831
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	442,449

MISCELLANEOUS RETAIL - 0.14%
932		CVS Corp	37,755
550	*	Dollar Tree, Inc	15,175
5,430	*	Rite Aid Corp	15,964
		TOTAL MISCELLANEOUS RETAIL	68,894

MOTION PICTURES - 1.01%
7,022		CBS Corp (Class B)	155,046
6,570		News Corp (Class A)	123,188
1,631		Regal Entertainment Group (Class A)	31,462
14,354		Time Warner, Inc	201,243
		TOTAL MOTION PICTURES	510,939

NONDEPOSITORY INSTITUTIONS - 1.38%
1,944	*	AmeriCredit Corp	19,576
5,542		Capital One Financial Corp	272,777
6,191		Discover Financial Services	101,347
11,052		Fannie Mae	290,889
372		Freddie Mac	9,419
154	*	Guaranty Financial Group, Inc	1,635
		TOTAL NONDEPOSITORY INSTITUTIONS	695,643

OIL AND GAS EXTRACTION - 0.81%
1,842		Anadarko Petroleum Corp	116,101
1,595		ENSCO International, Inc	99,879
3,311		Patterson-UTI Energy, Inc	86,682
414	*	Pride International, Inc	14,469
172		Tidewater, Inc	9,479
709	*	Unit Corp	40,165
1,197		W&T Offshore, Inc	40,830
		TOTAL OIL AND GAS EXTRACTION	407,605

PAPER AND ALLIED PRODUCTS - 0.43%
945		Kimberly-Clark Corp	61,000
3,185		Sonoco Products Co	91,187
5,222		Temple-Inland, Inc	66,424
		TOTAL PAPER AND ALLIED PRODUCTS	218,611

PERSONAL SERVICES - 0.11%
1,991		Cintas Corp	56,823
		TOTAL PERSONAL SERVICES	56,823

PETROLEUM AND COAL PRODUCTS - 16.07%
1,326		Apache Corp	160,206
274		Ashland, Inc	12,960

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
18,599		Chevron Corp	$1,587,611
15,469		ConocoPhillips	1,178,892
4,711		Devon Energy Corp	491,499
380		EOG Resources, Inc	45,600
36,569		Exxon Mobil Corp	3,093,006
2,230		Hess Corp	196,641
9,258		Marathon Oil Corp	422,165
275		Murphy Oil Corp	22,589
2,362		Noble Energy, Inc	171,954
8,989	*	Occidental Petroleum Corp	657,725
1,838		Valero Energy Corp	90,264
		TOTAL PETROLEUM AND COAL PRODUCTS	8,131,112

PRIMARY METAL INDUSTRIES - 0.81%
2,192		Alcoa, Inc	79,044
1,266		Corning, Inc	30,435
1,680		Nucor Corp	113,803
1,475		United States Steel Corp	187,133
		TOTAL PRIMARY METAL INDUSTRIES	410,415

PRINTING AND PUBLISHING - 0.44%
5,524		Gannett Co, Inc	160,472
5,472	*	R.H. Donnelley Corp	27,688
1,119		R.R. Donnelley & Sons Co	33,917
		TOTAL PRINTING AND PUBLISHING	222,077

RAILROAD TRANSPORTATION - 0.88%
1,776		CSX Corp	99,580
3,958		Norfolk Southern Corp	214,999
1,052		Union Pacific Corp	131,900
		TOTAL RAILROAD TRANSPORTATION	446,479

SECURITY AND COMMODITY BROKERS - 2.17%
2,491		Ameriprise Financial, Inc	129,157
6,407	*	E*Trade Financial Corp	24,731
1,180		Goldman Sachs Group, Inc	195,160
6,421		Invesco Ltd	156,416
1,787		Lehman Brothers Holdings, Inc	67,263
1,879		Merrill Lynch & Co, Inc	76,550
1,228	*	MF Global Ltd	12,169
6,853		Morgan Stanley	313,182
427	*	Nasdaq Stock Market, Inc	16,508
4,520		Raymond James Financial, Inc	103,870
		TOTAL SECURITY AND COMMODITY BROKERS	1,095,006

STONE, CLAY, AND GLASS PRODUCTS - 0.02%
154		3M Co	12,189
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	12,189

TOBACCO PRODUCTS - 1.19%
8,619		Altria Group, Inc	191,342
8,127	*	Philip Morris International, Inc	411,064
		TOTAL TOBACCO PRODUCTS	602,406

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
TRANSPORTATION BY AIR - 0.09%
1,261	*	AMR Corp	$11,374
2,566	*	Northwest Airlines Corp	23,068
128		UAL Corp	2,756
1,073	*	US Airways Group, Inc	9,560
		TOTAL TRANSPORTATION BY AIR	46,758

TRANSPORTATION EQUIPMENT - 2.04%
2,450		Autoliv, Inc	122,989
11,393	*	Ford Motor Co	65,168
3,937		General Dynamics Corp	328,228
1,309	*	General Motors Corp	24,936
483		Genuine Parts Co	19,426
403		Lockheed Martin Corp	40,018
2,751		Northrop Grumman Corp	214,055
6		Oshkosh Truck Corp	218
3,113		United Technologies Corp	214,237
		TOTAL TRANSPORTATION EQUIPMENT	1,029,275

TRUCKING AND WAREHOUSING - 0.18%
1,875		Con-way, Inc	92,775
		TOTAL TRUCKING AND WAREHOUSING	92,775

WHOLESALE TRADE-DURABLE GOODS - 0.73%
4,525	*	Arrow Electronics, Inc	152,266
2,575	*	Ingram Micro, Inc (Class A)	40,762
2,914		Reliance Steel & Aluminum Co	174,432
		TOTAL WHOLESALE TRADE-DURABLE GOODS	367,460

WHOLESALE TRADE-NONDURABLE GOODS - 0.09%
893		Airgas, Inc	40,605
1,229		Idearc, Inc	4,474
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	45,079

		TOTAL COMMON STOCKS	50,363,004
		(Cost $52,089,154)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 5.97%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 5.97%
$ 3,020,000		Federal Home Loan Bank (FHLB), 04/01/08	3,020,000

		TOTAL SHORT-TERM INVESTMENTS	3,020,000
		(Cost $3,020,000)

		TOTAL PORTFOLIO - 105.53%	53,383,004
		(Cost $55,109,154)
		OTHER ASSETS & LIABILITIES, NET - (5.53)%	(2,798,270)

		NET ASSETS - 100.00%	$50,584,734

	*	Non-income producing

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SOCIAL CHOICE EQUITY FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.88%

AGRICULTURAL PRODUCTION-CROPS - 0.01%
1,772	*	Chiquita Brands International, Inc	$40,951
		TOTAL AGRICULTURAL PRODUCTION-CROPS	40,951

AMUSEMENT AND RECREATION SERVICES - 0.95%
15,423	*	Activision, Inc	421,202
1,598		International Speedway Corp (Class A)	65,838
151,142	*	Walt Disney Co	4,742,836
		TOTAL AMUSEMENT AND RECREATION SERVICES	5,229,876

APPAREL AND ACCESSORY STORES - 0.58%
11,133		American Eagle Outfitters, Inc	194,939
933	*	AnnTaylor Stores Corp	22,560
3,145		Bebe Stores, Inc	33,809
1,450		Cato Corp (Class A)	21,663
1,936	*	Charming Shoppes, Inc	9,351
7,029	*	Chico's FAS, Inc	49,976
151	*	Collective Brands, Inc	1,830
8,780		Foot Locker, Inc	103,341
44,881		Gap, Inc	883,258
18,123	*	Kohl's Corp	777,295
25,465	*	Limited Brands, Inc	435,452
12,532		Nordstrom, Inc	408,543
1,000	*	Pacific Sunwear Of California, Inc	12,610
6,678		Ross Stores, Inc	200,073
1,873		Stage Stores, Inc	30,343
		TOTAL APPAREL AND ACCESSORY STORES	3,185,043

APPAREL AND OTHER TEXTILE PRODUCTS - 0.09%
77		Columbia Sportswear Co	3,390
4,748		Liz Claiborne, Inc	86,176
77		Phillips-Van Heusen Corp	2,920
1,841		Polo Ralph Lauren Corp	107,312
4,110		VF Corp	318,566
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	518,364

AUTO REPAIR, SERVICES AND PARKING - 0.05%
10,649	*	Hertz Global Holdings, Inc	128,427
1,721		Ryder System, Inc	104,826
1,419	*	Wright Express Corp	43,606
		TOTAL AUTO REPAIR, SERVICES AND PARKING	276,859

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.09%
533		Advance Auto Parts	18,148
761		Asbury Automotive Group, Inc	10,471
2,498	*	Autozone, Inc	284,347

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
5,478	*	Carmax, Inc	$106,383
1,431	*	Copart, Inc	55,466
2,611	*	Rush Enterprises, Inc (Class A)	41,358
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	516,173

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.03%
2,067		Fastenal Co	94,937
130,942		Home Depot, Inc	3,662,448
83,037		Lowe's Cos, Inc	1,904,869
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	5,662,254

BUSINESS SERVICES - 6.25%
24,436	*	3Com Corp	55,958
764	*	3D Systems Corp	11,223
25,399		Accenture Ltd (Class A)	893,283
626		Administaff, Inc	14,780
23,820	*	Adobe Systems, Inc	847,754
3,093	*	Alliance Data Systems Corp	146,948
5,684	*	Ariba, Inc	54,907
22,140	*	Art Technology Group, Inc	85,903
8,578	*	Autodesk, Inc	270,035
58,465		Automatic Data Processing, Inc	2,478,331
49	*	Avocent Corp	828
15,959	*	BEA Systems, Inc	305,615
6,444	*	BearingPoint, Inc	10,826
1,800	*	Blackboard, Inc	59,994
2,780	*	Blue Coat Systems, Inc	61,271
1,978	*	Bottomline Technologies, Inc	24,923
305		Brink's Co	20,490
1,713	*	Cerner Corp	63,860
4,688	*	Ciber, Inc	22,971
5,413	*	CMGI, Inc	71,776
7,329	*	CNET Networks, Inc	52,036
10,942	*	Cogent Communications Group, Inc	200,348
6,284	*	Cogent, Inc	59,258
600		Cognex Corp	13,098
9,926	*	Compuware Corp	72,857
8,282	*	Convergys Corp	124,727
253	*	CSG Systems International, Inc	2,877
2,857		Deluxe Corp	54,883
1,011	*	Digital River, Inc	31,311
6,937	*	DST Systems, Inc	456,038
4,140	*	Earthlink, Inc	31,257
54,159	*	eBay, Inc	1,616,105
196	*	Eclipsys Corp	3,844
13,638	*	Electronic Arts, Inc	680,809
1,898	*	Equinix, Inc	126,198
12,060	*	Expedia, Inc	263,993
2,285		Fair Isaac Corp	49,173
16,349	*	Fiserv, Inc	786,223
149	*	Gartner, Inc	2,882
989	*	Gerber Scientific, Inc	8,792
2,062	*	Getty Images, Inc	65,984
9,055	*	Google, Inc (Class A)	3,988,456

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
295	*	Hudson Highland Group, Inc	$2,499
1,420	*	iGate Corp	10,110
12,979		IMS Health, Inc	272,689
5,819	*	Informatica Corp	99,272
1,522		infoUSA, Inc	9,299
29,877	*	Innovative Solutions & Support, Inc	315,800
1,537		Interactive Data Corp	43,758
5,595	*	Internap Network Services Corp	27,751
2,420	*	Interwoven, Inc	25,846
16,094	*	Intuit, Inc	434,699
400	*	inVentiv Health, Inc	11,524
3,346	*	Ipass, Inc	10,105
5,775	*	Iron Mountain, Inc	152,691
6,833		Jack Henry & Associates, Inc	168,570
3,356	*	Kinetic Concepts, Inc	155,148
4,212	*	Lamar Advertising Co (Class A)	151,337
4,517	*	Lawson Software, Inc	34,013
2,066	*	Lionbridge Technologies	6,921
700	*	Liquidity Services, Inc	5,600
2,659		Manpower, Inc	149,595
1,737		Marchex, Inc (Class B)	17,335
5,362		Mastercard, Inc (Class A)	1,195,672
1,620	*	Mentor Graphics Corp	14,305
400,047		Microsoft Corp	11,353,334
4,769		MoneyGram International, Inc	8,870
4,881	*	Monster Worldwide, Inc	118,169
685	*	MPS Group, Inc	8,097
1,141	*	Ness Technologies, Inc	10,828
22,052		NIC, Inc	156,790
21,969	*	Novell, Inc	138,185
28,800		Omnicom Group, Inc	1,272,384
2,876	*	Parametric Technology Corp	45,958
926	*	PeopleSupport, Inc	8,445
381		Portfolio Recovery Associates, Inc	16,341
3,000	*	Premiere Global Services, Inc	43,020
1,100		QAD, Inc	9,251
2,786	*	Quest Software, Inc	36,413
8,052	*	RealNetworks, Inc	46,138
8,204		Robert Half International, Inc	211,171
3,512	*	Salesforce.com, Inc	203,239
12,320	*	Sapient Corp	85,747
3,796	*	Smith Micro Software, Inc	23,232
2,856	*	Sohu.com, Inc	128,891
3,590	*	SonicWALL, Inc	29,330
29,587	*	Sonus Networks, Inc	101,779
2,784	*	Spherion Corp	17,038
42,300	*	Sun Microsystems, Inc	656,919
900	*	Sybase, Inc	23,670
1,913	*	SYKES Enterprises, Inc	33,650
61,852	*	Symantec Corp	1,027,980
1,481	*	TeleTech Holdings, Inc	33,263
8,575	*	TIBCO Software, Inc	61,226
5,869	*	Tiens Biotech Group USA, Inc	12,442
16,922		Total System Services, Inc	400,375

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
2,880	*	TradeStation Group, Inc	$24,538
480	*	Travelzoo, Inc	5,299
882	*	Trizetto Group, Inc	14,721
11,298	*	Unisys Corp	50,050
2,536		United Online, Inc	26,780
2,006	*	United Rentals, Inc	37,793
3,555	*	Vasco Data Security International	48,632
12,517	*	VeriSign, Inc	416,065
457		Viad Corp	16,457
		TOTAL BUSINESS SERVICES	34,469,874

CHEMICALS AND ALLIED PRODUCTS - 10.06%
30,653		Air Products & Chemicals, Inc	2,820,076
1,000		Alberto-Culver Co	27,410
831	*	Alexion Pharmaceuticals, Inc	49,278
1,038	*	Alkermes, Inc	12,331
6,190	*	American Oriental Bioengineering, Inc	50,139
70,878	*	Amgen, Inc	2,961,283
1,775	*	Arena Pharmaceuticals, Inc	12,141
828	*	Array Biopharma, Inc	5,804
2,400	*	Auxilium Pharmaceuticals, Inc	64,176
15,517		Avery Dennison Corp	764,212
21,093	*	Avon Products, Inc	834,017
675		Balchem Corp	15,471
8,422	*	Barr Pharmaceuticals, Inc	406,867
7,840	*	Bentley Pharmaceuticals, Inc	127,400
7,991	*	Biogen Idec, Inc	492,965
6,301	*	BioMarin Pharmaceuticals, Inc	222,866
121,834		Bristol-Myers Squibb Co	2,595,064
4,932		Cabot Corp	138,096
4,139	*	Calgon Carbon Corp	62,292
2,700	*	Caraco Pharmaceutical Laboratories Ltd	48,465
3,549	*	Cell Genesys, Inc	8,340
1,507	*	Cephalon, Inc	97,051
1,130		Church & Dwight Co, Inc	61,291
8,007		Clorox Co	453,516
38,559		Colgate-Palmolive Co	3,004,132
2,045	*	Cypress Bioscience, Inc	14,642
9,570	*	Dendreon Corp	46,127
39,426	*	Durect Corp	206,987
25,895		Ecolab, Inc	1,124,620
65,306	*	Eli Lilly & Co	3,369,137
1,257	*	Encysive Pharmaceuticals, Inc	2,954
2,629	*	Enzon Pharmaceuticals, Inc	24,213
533		Estee Lauder Cos (Class A)	24,438
27,277	*	Forest Laboratories, Inc	1,091,353
34,421	*	Genentech, Inc	2,794,297
16,124	*	Genzyme Corp	1,201,883
1,241	*	Geron Corp	6,056
54,778	*	Gilead Sciences, Inc	2,822,710
6,813		H.B. Fuller Co	139,053
6,349	*	Human Genome Sciences, Inc	37,396
595	*	Idenix Pharmaceuticals, Inc	2,987
4,998	*	Idexx Laboratories, Inc	246,201

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
2,631	*	Immucor, Inc	$56,146
3,906	*	Inverness Medical Innovations, Inc	117,571
2,031	*	Invitrogen Corp	173,590
16,659	*	King Pharmaceuticals, Inc	144,933
6,551		Lubrizol Corp	363,646
3,834		Mannatech, Inc	27,336
3,292	*	Medarex, Inc	29,134
8,340		Medicis Pharmaceutical Corp (Class A)	164,215
130,789		Merck & Co, Inc	4,963,443
10,926	*	Millennium Pharmaceuticals, Inc	168,916
2,930		Minerals Technologies, Inc	184,004
25,380		Mylan Laboratories, Inc	294,408
13,276	*	Nabi Biopharmaceuticals	53,370
700		Nalco Holding Co	14,805
3,519	*	Nastech Pharmaceutical Co, Inc	8,270
5,898	*	Neurocrine Biosciences, Inc	31,849
7,439	*	Noven Pharmaceuticals, Inc	66,802
419	*	OraSure Technologies, Inc	3,063
1,544	*	Pacific Ethanol, Inc	6,794
2,802	*	Par Pharmaceutical Cos, Inc	48,727
2,607	*	PDL BioPharma, Inc	27,608
3,532	*	Penwest Pharmaceuticals Co	9,183
9,525	*	Pozen, Inc	98,679
12,611	*	PPG Industries, Inc	763,092
35,215		Praxair, Inc	2,966,159
4,086	*	Prestige Brands Holdings, Inc	33,423
157,900	*	Procter & Gamble Co	11,064,053
2,384	*	Progenics Pharmaceuticals, Inc	15,568
26,790		Rohm & Haas Co	1,448,803
8,225		RPM International, Inc	172,232
5,621	*	Salix Pharmaceuticals Ltd	35,300
85,922		Schering-Plough Corp	1,238,136
2,174	*	Sciele Pharma, Inc	42,393
4,640		Sensient Technologies Corp	136,834
5,532	*	Sepracor, Inc	107,985
15,864		Sigma-Aldrich Corp	946,288
1,509	*	Somaxon Pharmaceuticals, Inc	7,168
1,886	*	SuperGen, Inc	4,734
655	*	United Therapeutics Corp	56,789
2,441	*	USANA Health Sciences, Inc	53,775
3,265		Valspar Corp	64,778
2,516	*	VCA Antech, Inc	68,813
4,030	*	Vertex Pharmaceuticals, Inc	96,277
10,400	*	Warner Chilcott Ltd (Class A)	187,200
11,004	*	Watson Pharmaceuticals, Inc	322,637
6,828	*	Zymogenetics, Inc	66,914
		TOTAL CHEMICALS AND ALLIED PRODUCTS	55,445,580

COMMUNICATIONS - 4.61%
14,087	*	American Tower Corp (Class A)	552,351
381	*	Anixter International, Inc	24,399
288,449		AT&T, Inc	11,047,597
16,688	*	Cablevision Systems Corp (Class A)	357,624
2,500		CenturyTel, Inc	83,100

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
22,738		Citadel Broadcasting Corp	$37,745
13,159		Citizens Communications Co	138,038
5,963	*	Cox Radio, Inc (Class A)	70,840
3,465	*	Crown Castle International Corp	119,508
6,349		Embarq Corp	254,595
5,670		Entercom Communications Corp (Class A)	56,303
2,970	*	Entravision Communications Corp (Class A)	19,780
1,390	*	FiberTower Corp	2,446
400	*	Fisher Communications, Inc	12,464
9,982		Gray Television, Inc	56,798
1,711		Hearst-Argyle Television, Inc	35,298
19,462	*	IAC/InterActiveCorp	404,031
40,466	*	Level 3 Communications, Inc	85,788
30,455	*	Liberty Global, Inc (Class A)	1,037,906
12,573	*	Liberty Media Corp - Capital (Series A)	197,899
51,692	*	Liberty Media Corp - Entertainment (Series A)	1,170,307
50,309	*	Liberty Media Holding Corp (Interactive A)	811,987
8,636	*	Lin TV Corp (Class A)	82,992
1,600	*	Mediacom Communications Corp (Class A)	6,928
708	*	NeuStar, Inc (Class A)	18,748
5,002	*	NII Holdings, Inc	158,964
6,764	*	Novatel Wireless, Inc	65,476
4,752	*	Radio One, Inc (Class D)	7,223
813		Salem Communications Corp (Class A)	3,260
3,719	*	SAVVIS, Inc	60,508
3,448	*	SBA Communications Corp (Class A)	102,854
4,944	*	Spanish Broadcasting System, Inc (Class A)	8,751
124,379		Sprint Nextel Corp	832,096
2,670		Telephone & Data Systems, Inc	104,851
6,550	*	Terremark Worldwide, Inc	35,894
27,423	*	Time Warner Cable, Inc (Class A)	685,027
12,375	*	TiVo, Inc	108,405
208		USA Mobility, Inc	1,485
166,605		Verizon Communications, Inc	6,072,752
21,640		Windstream Corp	258,598
19,989	*	XM Satellite Radio Holdings, Inc (Class A)	232,272
		TOTAL COMMUNICATIONS	25,423,888

DEPOSITORY INSTITUTIONS - 7.91%
1,100		Associated Banc-Corp	29,293
2,660		Astoria Financial Corp	72,245
231,986		Bank of America Corp	8,794,589
2,210		Bank of Hawaii Corp	109,528
64,495		Bank of New York Mellon Corp	2,691,376
56,846		BB&T Corp	1,822,483
3,350		City National Corp	165,691
11,930		Comerica, Inc	418,504
66,057		Fifth Third Bancorp	1,381,912
2,580		First Horizon National Corp	36,146
1,300		First Midwest Bancorp, Inc	36,101
7,540	v*	Fremont General Corp	3,770
2,250		Fulton Financial Corp	27,653
4,792		Hudson City Bancorp, Inc	84,723
4,245		IndyMac Bancorp, Inc	21,055

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
39,830		Keycorp	$874,269
11,734		M&T Bank Corp	944,352
20,218		Marshall & Ilsley Corp	469,058
3,856	*	Metavante Technologies, Inc	77,081
59,313		National City Corp	590,164
7,283		New York Community Bancorp, Inc	132,696
2,260		NewAlliance Bancshares, Inc	27,708
13,835		Northern Trust Corp	919,612
2,220		Old National Bancorp	39,960
3,430		People's United Financial, Inc	59,373
34,858		PNC Financial Services Group, Inc	2,285,639
10,395		Popular, Inc	121,206
6,460		Provident Financial Services, Inc	91,344
66,684		Regions Financial Corp	1,317,009
1,650		South Financial Group, Inc	24,519
12,295		Sovereign Bancorp, Inc	114,589
22,690		State Street Corp	1,792,510
36,853		SunTrust Banks, Inc	2,032,074
100	*	Superior Bancorp	497
2,700	*	SVB Financial Group	117,828
12,541		Synovus Financial Corp	138,703
7,410		UnionBanCal Corp	363,683
146,957		US Bancorp	4,755,529
5,010		Valley National Bancorp	96,242
130,387		Wachovia Corp	3,520,449
840		Washington Federal, Inc	19,186
89,483		Washington Mutual, Inc	921,675
650		Webster Financial Corp	18,116
203,013		Wells Fargo & Co	5,907,678
2,527		Zions Bancorporation	115,105
		TOTAL DEPOSITORY INSTITUTIONS	43,582,923

EATING AND DRINKING PLACES - 1.35%
6,027	*	AFC Enterprises	54,183
1,289		Bob Evans Farms, Inc	35,563
900	*	Cheesecake Factory	19,611
13,157		Darden Restaurants, Inc	428,260
97,412	*	McDonald's Corp	5,432,667
700		O'Charleys, Inc	8,064
200		Ruby Tuesday, Inc	1,500
3,040	*	Sonic Corp	67,002
50,291	*	Starbucks Corp	880,093
11,890		Tim Hortons, Inc	404,855
5,740		Wendy's International, Inc	132,364
		TOTAL EATING AND DRINKING PLACES	7,464,162

EDUCATIONAL SERVICES - 0.01%
670	*	Apollo Group, Inc (Class A)	28,944
		TOTAL EDUCATIONAL SERVICES	28,944

ELECTRIC, GAS, AND SANITARY SERVICES - 5.37%
60,473	*	AES Corp	1,008,085
17,535		AGL Resources, Inc	601,801
15,033		Alliant Energy Corp	526,305

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
5,123		Aqua America, Inc	$96,210
17,679		Atmos Energy Corp	450,814
28,530		Avista Corp	558,047
27,080		Centerpoint Energy, Inc	386,432
3,970		Central Vermont Public Service Corp	94,883
3,626		CH Energy Group, Inc	141,051
35,343		Cleco Corp	783,908
15,595		CMS Energy Corp	211,156
52,861		Consolidated Edison, Inc	2,098,582
9,189		Crosstex Energy, Inc	311,967
64,323		El Paso Corp	1,070,335
34,340		Empire District Electric Co	695,385
5,034		Energen Corp	313,618
23,912		Energy East Corp	576,757
1,347		EnergySouth, Inc	70,300
39,830		Hawaiian Electric Industries, Inc	950,742
30,870		Idacorp, Inc	991,236
1,741		ITC Holdings Corp	90,636
4,043		Laclede Group, Inc	144,052
8,927		MGE Energy, Inc	304,054
24,633		National Fuel Gas Co	1,162,924
3,799		New Jersey Resources Corp	117,959
10,891		Nicor, Inc	364,957
75,845		NiSource, Inc	1,307,568
13,514		Northeast Utilities	331,634
3,520		Northwest Natural Gas Co	152,909
14,316		NSTAR	435,636
48,932		OGE Energy Corp	1,525,210
12,694		Oneok, Inc	566,533
77,894		Pepco Holdings, Inc	1,925,540
9,250		Piedmont Natural Gas Co, Inc	242,905
10,649		Pinnacle West Capital Corp	373,567
67,821		Puget Energy, Inc	1,754,529
26,780		Questar Corp	1,514,677
1,955		Resource America, Inc (Class A)	18,475
14,281		Sempra Energy	760,892
42,362		Sierra Pacific Resources	535,032
3,830		SJW Corp	109,500
6,830		South Jersey Industries, Inc	239,801
2,980		Southwest Gas Corp	83,321
32,982		TECO Energy, Inc	526,063
5,867		UGI Corp	146,206
3,154		UIL Holdings Corp	95,030
22,175		Unisource Energy Corp	493,616
3,955		Vectren Corp	106,113
3,746	*	Waste Services, Inc	30,418
9,745		WGL Holdings, Inc	312,425
57,042		Williams Cos, Inc	1,881,245
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	29,591,041

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.09%
23,426	*	Advanced Micro Devices, Inc	137,979
23,430		Ametek, Inc	1,028,811
2,880	*	Anadigics, Inc	18,893

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
40,588	*	Apple Computer, Inc	$5,824,378
6,760	*	Arris Group, Inc	39,343
3,948	*	Atheros Communications, Inc	82,276
3,942		Baldor Electric Co	110,376
614	*	Benchmark Electronics, Inc	11,021
289,073	*	Cisco Systems, Inc	6,963,769
55,334	*	Conexant Systems, Inc	32,088
2,012	*	Cree, Inc	56,256
1,600		CTS Corp	17,120
4,267	*	Ditech Networks, Inc	12,545
1,100	*	Dolby Laboratories, Inc (Class A)	39,886
1,190	*	DTS, Inc	28,560
590		Eaton Corp	47,005
1,045	*	Energizer Holdings, Inc	94,552
743	*	Energy Conversion Devices, Inc	22,216
3,735	*	Evergreen Solar, Inc	34,623
27,059	*	Finisar Corp	34,636
1,020	*	First Solar, Inc	235,763
1,511	*	FuelCell Energy, Inc	10,048
3,603	*	GrafTech International Ltd	58,405
529	*	Greatbatch, Inc	9,739
2,255		Harman International Industries, Inc	98,183
10,982	*	Harmonic, Inc	83,463
318,594		Intel Corp	6,747,821
2,305	*	InterDigital, Inc	45,662
9,556	*	InterVoice, Inc	76,066
1,197		Lincoln Electric Holdings, Inc	77,195
1,157	*	Loral Space & Communications, Inc	27,583
556		LSI Industries, Inc	7,345
39,078	*	LSI Logic Corp	193,436
1,544	*	Medis Technologies Ltd	14,004
35,940	*	Micron Technology, Inc	214,562
5,517	*	Microtune, Inc	20,192
12,064		Molex, Inc	279,402
136,609	*	Motorola, Inc	1,270,464
12,187	*	MRV Communications, Inc	16,696
4,852	*	Novellus Systems, Inc	102,135
20,333	*	ON Semiconductor Corp	115,491
685		Park Electrochemical Corp	17,707
3,798		Plantronics, Inc	73,339
1,283	*	Plexus Corp	35,988
183	*	PLX Technology, Inc	1,221
3,021	*	Polycom, Inc	68,093
2,828	*	Power-One, Inc	9,078
6,111	*	Powerwave Technologies, Inc	15,583
3,708	*	QLogic Corp	56,918
96,620		Qualcomm, Inc	3,961,420
3,393		RadioShack Corp	55,136
11,334	*	RF Micro Devices, Inc	30,148
11,454	*	Silicon Storage Technology, Inc	30,009
122,247	*	Sirius Satellite Radio, Inc	349,626
700	*	Sunpower Corp (Class A)	52,157
7,773	*	Sycamore Networks, Inc	28,449
2,634	*	Symmetricom, Inc	9,193

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,509		Technitrol, Inc	$34,903
2,450	*	Tekelec	30,503
5,501		Teleflex, Inc	262,453
26,227	*	Tellabs, Inc	142,937
826	*	Tessera Technologies, Inc	17,181
88,054	*	Texas Instruments, Inc	2,489,287
6,217	*	Thomas & Betts Corp	226,112
12,188	*	Triquint Semiconductor, Inc	61,671
2,358	*	TTM Technologies, Inc	26,693
17,758		Tyco Electronics Ltd	609,455
1,000		Vicor Corp	11,940
1,385		Whirlpool Corp	120,190
12,976		Xilinx, Inc	308,180
1,396	*	Zoltek Cos, Inc	37,022
2,243	*	Zoran Corp	30,639
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	33,543,219

ENGINEERING AND MANAGEMENT SERVICES - 0.75%
3,523	*	Amylin Pharmaceuticals, Inc	102,907
4,094	*	Applera Corp (Celera Genomics Group)	60,182
5,260	*	Ariad Pharmaceuticals, Inc	17,726
19,353	*	Celgene Corp	1,186,145
505		Corporate Executive Board Co	20,442
908	*	CV Therapeutics, Inc	6,474
450		Fluor Corp	63,522
353	*	Gen-Probe, Inc	17,015
2,878	*	Harris Interactive, Inc	7,857
5,823	*	Hewitt Associates, Inc (Class A)	231,581
8,739	*	Incyte Corp	91,847
6,339	*	Isis Pharmaceuticals, Inc	89,443
1,213	*	Lifecell Corp	50,982
400	*	Maxygen, Inc	2,584
17,431		Moody's Corp	607,122
21,834		Paychex, Inc	748,033
13,282		Quest Diagnostics, Inc	601,276
2,275	*	Regeneron Pharmaceuticals, Inc	43,657
18,829	*	Rentech, Inc	16,758
3,623	*	Savient Pharmaceuticals, Inc	72,460
19	*	Symyx Technologies, Inc	143
153	*	Telik, Inc	373
3,940	*	Tetra Tech, Inc	76,869
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,115,398

FABRICATED METAL PRODUCTS - 0.90%
400		Ameron International Corp	37,412
2,140		Aptargroup, Inc	83,310
12,482		Commercial Metals Co	374,086
837	*	Commercial Vehicle Group, Inc	8,295
5,878		Dynamic Materials Corp	253,930
2,418		Gulf Island Fabrication, Inc	69,445
63,235		Illinois Tool Works, Inc	3,049,824
1,400		Insteel Industries, Inc	16,282
900	*	Park-Ohio Holdings Corp	14,139
3,970		Pentair, Inc	126,643

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
3,830		Silgan Holdings, Inc	$190,083
2,125		Snap-On, Inc	108,056
10,348		Stanley Works	492,772
1,496		Valmont Industries, Inc	131,483
		TOTAL FABRICATED METAL PRODUCTS	4,955,760

FOOD AND KINDRED PRODUCTS - 3.82%
28,227		Campbell Soup Co	958,307
700		Corn Products International, Inc	25,998
45,386		General Mills, Inc	2,717,714
32,875		H.J. Heinz Co	1,544,139
1,337	*	Hansen Natural Corp	47,196
17,685		Hershey Co	666,194
911		Imperial Sugar Co	17,145
3,370		J.M. Smucker Co	170,556
2,700	*	Jones Soda Co	9,423
45,474		Kellogg Co	2,390,113
104,122		Kraft Foods, Inc (Class A)	3,228,823
1,360		Lancaster Colony Corp	54,346
2,752		McCormick & Co, Inc	101,741
6,747		Pepsi Bottling Group, Inc	228,791
4,960		PepsiAmericas, Inc	126,629
91,673	*	PepsiCo, Inc	6,618,791
32,783		Sara Lee Corp	458,306
1,349		Tootsie Roll Industries, Inc	34,002
26,141		Wrigley (Wm.) Jr Co	1,642,700
		TOTAL FOOD AND KINDRED PRODUCTS	21,040,914

FOOD STORES - 0.24%
16		Arden Group, Inc (Class A)	2,288
315	*	Great Atlantic & Pacific Tea Co, Inc	8,259
30,363		Safeway, Inc	891,154
8,176		Supervalu, Inc	245,116
4,554		Whole Foods Market, Inc	150,145
		TOTAL FOOD STORES	1,296,962

FORESTRY - 0.19%
3,100		Rayonier, Inc	134,664
13,947	*	Weyerhaeuser Co	907,113
		TOTAL FORESTRY	1,041,777

FURNITURE AND FIXTURES - 0.65%
1,540		Herman Miller, Inc	37,838
7,738	*	Hillenbrand Industries, Inc	369,876
3,520		HNI Corp	94,653
65,277		Johnson Controls, Inc	2,206,363
10,532		Leggett & Platt, Inc	160,613
35,012		Masco Corp	694,288
1,069		Tempur-Pedic International, Inc	11,759
		TOTAL FURNITURE AND FIXTURES	3,575,390

FURNITURE AND HOME FURNISHINGS STORES - 0.10%
13,125	*	Bed Bath & Beyond, Inc	387,188
2,561		Circuit City Stores, Inc	10,193

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,590	*	GameStop Corp (Class A)	$82,219
829	*	Mohawk Industries, Inc	59,365
1,000	*	Pier 1 Imports, Inc	6,280
305		Williams-Sonoma, Inc	7,393
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	552,638

GENERAL BUILDING CONTRACTORS - 0.22%
100		Amrep Corp	5,230
121	*	Avatar Holdings, Inc	5,274
4,810		Centex Corp	116,450
19,317		DR Horton, Inc	304,243
2,209	*	Hovnanian Enterprises, Inc (Class A)	23,415
110		Lennar Corp (B Shares)	1,898
6,515		Lennar Corp (Class A)	122,547
2,519		MDC Holdings, Inc	110,307
391	*	Meritage Homes Corp	7,554
91	*	NVR, Inc	54,373
19,284		Pulte Homes, Inc	280,582
2,033		Ryland Group, Inc	66,865
2,113		Standard-Pacific Corp	10,269
5,302	*	Toll Brothers, Inc	124,491
915	*	WCI Communities, Inc	3,065
		TOTAL GENERAL BUILDING CONTRACTORS	1,236,563

GENERAL MERCHANDISE STORES - 1.33%
457	*	99 Cents Only Stores	4,520
424		Bon-Ton Stores, Inc	2,319
37,058		Costco Wholesale Corp	2,407,658
9,548		Family Dollar Stores, Inc	186,186
14,563		JC Penney Co, Inc	549,171
457	*	Retail Ventures, Inc	2,216
33,216		TJX Cos, Inc	1,098,453
61,124		Target Corp	3,097,764
		TOTAL GENERAL MERCHANDISE STORES	7,348,287

HEALTH SERVICES - 1.12%
14,536	*	Alliance Imaging, Inc	125,010
761	*	Amsurg Corp	18,020
1,959	*	Bio-Reference Labs, Inc	51,776
3,148		Brookdale Senior Living, Inc	75,237
12,292	*	Community Health Systems, Inc	412,642
1,680	*	Corvel Corp	51,391
4,214	*	DaVita, Inc	201,261
4,317	*	Edwards Lifesciences Corp	192,322
16,284	*	Express Scripts, Inc	1,047,387
27,809	*	Health Management Associates, Inc (Class A)	147,110
1,386	*	Healthways, Inc	48,981
3,645	*	Hythiam, Inc	4,410
10,659	*	Laboratory Corp of America Holdings	785,355
1,890	*	LHC Group, Inc	31,752
4,399	*	LifePoint Hospitals, Inc	120,841
8,661	*	Lincare Holdings, Inc	243,461
2,817	*	Medcath Corp	51,269
100		National Healthcare Corp	4,870

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
6,025	*	Nektar Therapeutics	$41,814
6,291		Omnicare, Inc	114,245
1,512	*	Pediatrix Medical Group, Inc	101,909
1,884	*	Psychiatric Solutions, Inc	63,905
4,410	*	RehabCare Group, Inc	66,150
48,979	*	WellPoint, Inc	2,161,443
		TOTAL HEALTH SERVICES	6,162,561

HOLDING AND OTHER INVESTMENT OFFICES - 2.18%
26,690		Allied Capital Corp	491,897
1,313		AMB Property Corp	71,453
3,017		American Financial Realty Trust	23,955
4,716		Annaly Mortgage Management, Inc	72,249
8,100		Anworth Mortgage Asset Corp	49,653
3,617		AvalonBay Communities, Inc	349,113
6,867		Boston Properties, Inc	632,245
300		Capital Southwest Corp	37,116
2,455		Cherokee, Inc	82,660
3,600		Colonial Properties Trust	86,580
4,900		Developers Diversified Realty Corp	205,212
10,331		Duke Realty Corp	235,650
30,151		Equity Residential	1,250,965
800		Essex Property Trust, Inc	91,184
153		FelCor Lodging Trust, Inc	1,841
1,190		First Industrial Realty Trust, Inc	36,759
13,755		General Growth Properties, Inc	525,028
700		Gladstone Capital Corp	13,097
4,421		HCP, Inc	149,474
3,507		Health Care REIT, Inc	158,271
2,030		Healthcare Realty Trust, Inc	53,085
863		Highwoods Properties, Inc	26,813
3,683		Hospitality Properties Trust	125,296
29,531		Host Marriott Corp	470,134
4,602		HRPT Properties Trust	30,971
9,587		iStar Financial, Inc	134,506
17,376		Kimco Realty Corp	680,618
2,370		Lexington Corporate Properties Trust	34,152
2,053		Liberty Property Trust	63,869
10,962	v	Luminent Mortgage Capital, Inc	6,358
610		Macerich Co	42,865
3,370		Mack-Cali Realty Corp	120,343
4,785		MFA Mortgage Investments, Inc	30,146
2,190		Mid-America Apartment Communities, Inc	109,150
6,300	*	NexCen Brands, Inc	21,609
800		NorthStar Realty Finance Corp	6,536
1,510		Pennsylvania Real Estate Investment Trust	36,829
1,000		Post Properties, Inc	38,620
1,447		Potlatch Corp	59,718
15,299		Prologis	900,499
9,842		Public Storage, Inc	872,198
4,670		Realty Income Corp	119,645
1,630		Regency Centers Corp	105,559
17,118		Simon Property Group, Inc	1,590,433
913	*	Tarragon Corp	1,963

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
3,000		UDR, Inc	$73,560
15,866		Virgin Media, Inc	223,235
10,348		Vornado Realty Trust	892,101
4,443		WABCO Holdings, Inc	202,690
11,511		Weingarten Realty Investors	396,439
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	12,034,342

HOTELS AND OTHER LODGING PLACES - 0.29%
10,829		Choice Hotels International, Inc	369,377
7,745	*	Gaylord Entertainment Co	234,596
15,105	*	Great Wolf Resorts, Inc	96,370
8,627	*	Lodgian, Inc	96,191
4,234		Marcus Corp	81,293
20,271		Marriott International, Inc (Class A)	696,512
		TOTAL HOTELS AND OTHER LODGING PLACES	1,574,339

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.65%
7,890	*	AGCO Corp	472,453
1,565		Ampco-Pittsburgh Corp	67,279
84,408		Applied Materials, Inc	1,646,800
1,445	*	Astec Industries, Inc	56,008
8,648	*	Axcelis Technologies, Inc	48,429
5,525		Black & Decker Corp	365,202
1,585		Briggs & Stratton Corp	28,371
1,852	*	Brooks Automation, Inc	18,001
757		Cascade Corp	37,328
1,693	*	Columbus McKinnon Corp	52,449
17,608		Cummins, Inc	824,407
42,198		Deere & Co	3,394,407
122,017	*	Dell, Inc	2,430,579
985		Donaldson Co, Inc	39,676
1,851	*	Dril-Quip, Inc	86,016
109,186	*	EMC Corp	1,565,727
2,214	*	Emulex Corp	35,955
5,176	*	ENGlobal Corp	44,255
3,442	*	Entegris, Inc	24,748
233	*	Extreme Networks, Inc	722
605		Flowserve Corp	63,150
6,792	*	FMC Technologies, Inc	386,397
400	*	Gardner Denver, Inc	14,840
1,756	*	Gehl Co	29,747
8,135		Graco, Inc	294,975
15,045	*	Grant Prideco, Inc	740,515
147,542	*	Hewlett-Packard Co	6,736,768
1,629	*	Intermec, Inc	36,148
73,764	*	International Business Machines Corp	8,493,187
2,132	*	Intevac, Inc	27,609
5,599	*	Lam Research Corp	213,994
837		Lennox International, Inc	30,107
3,804	*	Lexmark International, Inc (Class A)	116,859
1,117		Lufkin Industries, Inc	71,287
7,726		Manitowoc Co, Inc	315,221
3,855		Modine Manufacturing Co	55,859
4,284		Nordson Corp	230,693

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,537	*	Oil States International, Inc	$68,873
4,326		Pall Corp	151,713
634	*	Rackable Systems, Inc	5,782
305		Sauer-Danfoss, Inc	6,753
4,420		Seagate Technology, Inc	92,555
4,004	*	Semitool, Inc	33,313
4,222	*	Sigma Designs, Inc	95,713
7,205	*	SourceForge, Inc	14,338
2,641		SPX Corp	277,041
7,975		Tennant Co	317,485
2,840	*	Terex Corp	177,500
11,829		Trane, Inc	542,951
1,235	*	TurboChef Technologies, Inc	8,052
840	*	Ultratech, Inc	8,072
5,352	*	Varian Medical Systems, Inc	250,688
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	31,146,997

INSTRUMENTS AND RELATED PRODUCTS - 6.25%
3,204	*	Advanced Medical Optics, Inc	65,041
1,715	*	Affymetrix, Inc	29,858
1,100	*	Agilent Technologies, Inc	32,813
377		Analogic Corp	25,085
6,590		Bard (C.R.), Inc	635,276
49,203		Baxter International, Inc	2,844,917
6,777		Beckman Coulter, Inc	437,455
25,374		Becton Dickinson & Co	2,178,358
1,350	*	Bruker BioSciences Corp	20,776
1,436	*	Cepheid, Inc	35,024
529		Cooper Cos, Inc	18,213
20,878		Covidien Ltd	923,852
17,723	*	Credence Systems Corp	30,129
2,210		Danaher Corp	168,026
11,549		Dentsply International, Inc	445,791
83,000		Emerson Electric Co	4,271,180
1,066	*	Flir Systems, Inc	32,076
553	*	Formfactor, Inc	10,562
1,340		Garmin Ltd	72,373
1,338	*	Hologic, Inc	74,393
1,091	*	Illumina, Inc	82,807
1,328	*	Intuitive Surgical, Inc	430,737
7,191	*	ION Geophysical Corp	99,236
350	*	Itron, Inc	31,581
3,346	*	Ixia	25,965
144,989		Johnson & Johnson	9,405,436
7,620		Kla-Tencor Corp	282,702
82	*	L-1 Identity Solutions, Inc	1,091
4,280	*	LTX Corp	13,439
87,786		Medtronic, Inc	4,246,209
220	*	Mettler-Toledo International, Inc	21,366
3,968	*	Millipore Corp	267,483
1,550	*	MKS Instruments, Inc	33,170
980		Movado Group, Inc	19,100
606	*	OYO Geospace Corp	27,525
21,671		Pitney Bowes, Inc	758,918

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
381	*	Resmed, Inc	$16,071
610	*	Rofin-Sinar Technologies, Inc	27,389
1,913		Roper Industries, Inc	113,709
21,211	*	St. Jude Medical, Inc	916,103
4,870		STERIS Corp	130,662
24,008		Stryker Corp	1,561,720
1,367	*	Techne Corp	92,081
25,525	*	Thermo Electron Corp	1,450,841
4,485	*	Waters Corp	249,815
43,137		Xerox Corp	645,761
1,902	*	X-Rite, Inc	11,355
14,448	*	Zimmer Holdings, Inc	1,124,921
800	*	Zygo Corp	9,952
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	34,448,343

INSURANCE AGENTS, BROKERS AND SERVICE - 0.45%
6,771		Brown & Brown, Inc	117,680
7,075	*	Crawford & Co (Class B)	37,144
30,991		Hartford Financial Services Group, Inc	2,348,188
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,503,012

INSURANCE CARRIERS - 4.13%
41,221		Aetna, Inc	1,734,992
55,493		Aflac, Inc	3,604,270
71	*	Alleghany Corp	24,383
9,279		Ambac Financial Group, Inc	53,354
5,947		American Financial Group, Inc	152,005
510		American Physicians Capital, Inc	23,643
4,040	*	AMERIGROUP Corp	110,413
8,351		Assurant, Inc	508,242
7,465		Axis Capital Holdings Ltd	253,661
1,565	*	Centene Corp	21,816
51,308		Chubb Corp	2,538,720
29,632		Cincinnati Financial Corp	1,127,201
4,323		Commerce Group, Inc	155,887
6,428		Endurance Specialty Holdings Ltd	235,265
3,675		Erie Indemnity Co (Class A)	188,123
3,844		Everest Re Group Ltd	344,153
32,161		Genworth Financial, Inc (Class A)	728,125
1,817		Hanover Insurance Group, Inc	74,751
4,122		HCC Insurance Holdings, Inc	93,528
1,192	*	HealthExtras, Inc	29,609
500		LandAmerica Financial Group, Inc	19,735
31,742	*	Lincoln National Corp	1,650,584
613	*	Markel Corp	269,702
11,293		MBIA, Inc	138,000
5,895		Mercury General Corp	261,207
6,699		MGIC Investment Corp	70,540
1,311	*	Molina Healthcare, Inc	32,015
5,800		Nationwide Financial Services, Inc (Class A)	274,224
1,407		Odyssey Re Holdings Corp	51,707
780		PartnerRe Ltd	59,514
2,574		Phoenix Cos, Inc	31,429
3,089		PMI Group, Inc	17,978

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
26,489		Principal Financial Group	$1,475,967
63,215		Progressive Corp	1,015,865
2,785		Protective Life Corp	112,960
3,750		Radian Group, Inc	24,638
900		RenaissanceRe Holdings Ltd	46,719
18,784		Safeco Corp	824,242
381		Stancorp Financial Group, Inc	18,178
1,100		Tower Group, Inc	27,687
65,025		Travelers Cos, Inc	3,111,446
2,930		Unitrin, Inc	103,546
15,039		UnumProvident Corp	331,008
10,392		W.R. Berkley Corp	287,754
3,022	*	WellCare Health Plans, Inc	117,707
12,186		XL Capital Ltd (Class A)	360,096
		TOTAL INSURANCE CARRIERS	22,736,589

LEATHER AND LEATHER PRODUCTS - 0.12%
19,812	*	Coach, Inc	597,332
2,309		Weyco Group, Inc	68,508
		TOTAL LEATHER AND LEATHER PRODUCTS	665,840

LUMBER AND WOOD PRODUCTS - 0.01%
3,817	*	Champion Enterprises, Inc	38,284
300		Skyline Corp	8,346
		TOTAL LUMBER AND WOOD PRODUCTS	46,630

METAL MINING - 0.12%
6,475	*	Apex Silver Mines Ltd	78,477
460		Cleveland-Cliffs, Inc	55,117
2,358	*	Rosetta Resources, Inc	46,382
16,508		Royal Gold, Inc	498,046
		TOTAL METAL MINING	678,022

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.37%
1,840		Callaway Golf Co	27,011
1,145		Daktronics, Inc	20,507
2,536		Marine Products Corp	20,491
47,100		Mattel, Inc	937,290
390		Nautilus, Inc	1,283
2,690	*	RC2 Corp	56,409
4,902	*	Russ Berrie & Co, Inc	68,922
20,678		Tyco International Ltd	910,866
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,042,779

MISCELLANEOUS RETAIL - 1.01%
15,480	*	Amazon.com, Inc	1,103,724
16,447		Best Buy Co, Inc	681,893
658	*	Coldwater Creek, Inc	3,323
1,162	*	Dollar Tree, Inc	32,060
5,064	*	GSI Commerce, Inc	66,592
315	*	Nutri/System, Inc	4,747
9,829	*	Office Depot, Inc	108,610
130	*	Overstock.com, Inc	1,548
1,100		Petsmart, Inc	22,484

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
129	*	Priceline.com, Inc	$15,591
38,525		Staples, Inc	851,788
2,200		Systemax, Inc	26,532
3,347		Tiffany & Co	140,038
58,362		Walgreen Co	2,223,009
11,054		World Fuel Services Corp	310,286
		TOTAL MISCELLANEOUS RETAIL	5,592,225

MOTION PICTURES - 1.20%
457	*	Avid Technology, Inc	11,123
19,316	*	Discovery Holding Co (Class A)	409,886
6,671	*	DreamWorks Animation SKG, Inc (Class A)	171,978
2,881		Regal Entertainment Group (Class A)	55,574
286,887		Time Warner, Inc	4,022,156
48,754	*	Viacom, Inc (Class B)	1,931,633
		TOTAL MOTION PICTURES	6,602,350

NONDEPOSITORY INSTITUTIONS - 1.44%
3,413		Advanta Corp (Class A)	20,410
17,627		American Capital Strategies Ltd	602,138
86,819	*	American Express Co	3,795,726
9,141	*	AmeriCredit Corp	92,050
2,090		Asta Funding, Inc	29,114
26,425		Capital One Financial Corp	1,300,638
7,796		CapitalSource, Inc	75,387
1,937	*	Centerline Holding Co	(0)
1,937		Centerline Holding Co	7,864
1,457	*	Credit Acceptance Corp	22,627
2,741		Federal Agricultural Mortgage Corp (Class C)	71,540
5,879		First Marblehead Corp	43,857
63,295		Freddie Mac	1,602,629
1,916	*	Guaranty Financial Group, Inc	20,348
2,690	*	INVESTools, Inc	29,563
12,645		MCG Capital Corp	114,943
1,806	*	MCG Capital Corp	1,932
2,737		Nelnet, Inc (Class A)	32,160
1,600	*	PHH Corp	27,888
1,293	*	World Acceptance Corp	41,182
		TOTAL NONDEPOSITORY INSTITUTIONS	7,931,996

NONMETALLIC MINERALS, EXCEPT FUELS - 0.20%
10,173		AMCOL International Corp	317,703
520		Compass Minerals International, Inc	30,670
11,039		Vulcan Materials Co	732,990
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,081,363

OIL AND GAS EXTRACTION - 5.34%
4,178		Atlas America, Inc	252,518
1,916	*	ATP Oil & Gas Corp	62,691
290	*	Atwood Oceanics, Inc	26,599
5,254		Berry Petroleum Co (Class A)	244,258
3,340	*	Bronco Drilling Co, Inc	53,807
10,752	*	Callon Petroleum Co	194,504
11,822	*	Cameron International Corp	492,268

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
837	*	Carrizo Oil & Gas, Inc	$49,609
7,781	*	Cheniere Energy, Inc	154,064
47,146		Chesapeake Energy Corp	2,175,788
9,307		Cimarex Energy Co	509,465
1,030	*	Complete Production Services, Inc	23,628
3,624	*	Contango Oil & Gas Co	234,147
3,319	*	Delta Petroleum Corp	74,810
37,024	*	Denbury Resources, Inc	1,057,035
4,054	*	Edge Petroleum Corp	16,338
3,770	*	Encore Acquisition Co	151,856
17,467		ENSCO International, Inc	1,093,784
35,154		Equitable Resources, Inc	2,070,571
1,370	*	EXCO Resources, Inc	25,345
1,383	*	Exterran Holdings, Inc	89,259
6,708	*	Forest Oil Corp	328,424
11,751	*	GeoGlobal Resources, Inc	32,785
7,615	*	Global Industries Ltd	122,525
2,553	*	GMX Resources, Inc	89,176
3,331	*	Goodrich Petroleum Corp	100,196
8,031	*	Grey Wolf, Inc	54,450
6,967	*	Helix Energy Solutions Group, Inc	219,461
18,533		Helmerich & Payne, Inc	868,642
900		Kayne Anderson Energy Development Co	22,410
8,452	*	McMoRan Exploration Co	146,135
38,009	*	Meridian Resource Corp	56,253
15,435	*	Nabors Industries Ltd	521,240
25,624	*	National Oilwell Varco, Inc	1,495,929
16,000		Noble Corp	794,720
1,457	*	Oceaneering International, Inc	91,791
3,912	*	Parallel Petroleum Corp	76,558
21,990	*	PetroHawk Energy Corp	443,538
3,326	*	Petroleum Development Corp	230,392
4,283	*	Petroquest Energy, Inc	74,267
2,500	*	Pioneer Drilling Co	39,825
14,623		Pioneer Natural Resources Co	718,282
17,281	*	Plains Exploration & Production Co	918,312
16,219	*	Pride International, Inc	566,854
12,710	*	Quicksilver Resources, Inc	464,296
10,994		Range Resources Corp	697,569
7,705		Rowan Cos, Inc	317,292
2,430		RPC, Inc	36,912
16,767		Smith International, Inc	1,076,944
17,038	*	Southwestern Energy Co	574,010
5,878		St. Mary Land & Exploration Co	226,303
3,305	*	Stone Energy Corp	172,885
1,765	*	Superior Energy Services	69,929
5,466	*	Swift Energy Co	245,915
9,332		Tidewater, Inc	514,287
4,765	*	Toreador Resources Corp	37,072
29,596		Transocean, Inc	4,001,379
3,817	*	TXCO Resources, Inc	47,254
4,313	*	Unit Corp	244,331
3,860	*	Venoco, Inc	44,853
3,098		W&T Offshore, Inc	105,673

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,141	*	Warren Resources, Inc	$13,544
2,141	*	Whiting Petroleum Corp	138,416
54,320		XTO Energy, Inc	3,360,235
		TOTAL OIL AND GAS EXTRACTION	29,453,608

PAPER AND ALLIED PRODUCTS - 0.92%
1,702		AbitibiBowater, Inc	21,973
8,656		Bemis Co	220,122
6,951	*	Buckeye Technologies, Inc	77,573
3,850		Chesapeake Corp	18,518
2,495	*	Domtar Corporation	17,041
2,230		Glatfelter	33,695
23,540		International Paper Co	640,288
41,393		Kimberly-Clark Corp	2,671,918
27,421		MeadWestvaco Corp	746,400
6,848		Packaging Corp of America	152,916
2,117		Rock-Tenn Co (Class A)	63,446
108	*	Smurfit-Stone Container Corp	832
10,915		Sonoco Products Co	312,496
5,750		Temple-Inland, Inc	73,140
1,674		Wausau Paper Corp	13,827
		TOTAL PAPER AND ALLIED PRODUCTS	5,064,185

PERSONAL SERVICES - 0.04%
5,300		Regis Corp	145,697
1,350		Unifirst Corp	50,072
1,105		Weight Watchers International, Inc	51,195
		TOTAL PERSONAL SERVICES	246,964

PETROLEUM AND COAL PRODUCTS - 4.40%
4,065		Alon USA Energy, Inc	61,829
39,196		Apache Corp	4,735,661
2,550		Ashland, Inc	120,615
8,900		Cabot Oil & Gas Corp	452,476
44,227		Devon Energy Corp	4,614,203
27,261		EOG Resources, Inc	3,271,320
20,224		Frontier Oil Corp	551,306
4,345	*	Headwaters, Inc	57,311
24,968		Hess Corp	2,201,678
6,207		Holly Corp	269,446
23,116		Murphy Oil Corp	1,898,748
12,082	*	Newfield Exploration Co	638,534
28,759		Noble Energy, Inc	2,093,655
15,294		Sunoco, Inc	802,476
48,711		Valero Energy Corp	2,392,197
8,182		Western Refining, Inc	110,212
		TOTAL PETROLEUM AND COAL PRODUCTS	24,271,667

PIPELINES, EXCEPT NATURAL GAS - 0.31%
76,300		Spectra Energy Corp	1,735,825
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,735,825

PRIMARY METAL INDUSTRIES - 1.87%
32,902		Alcoa, Inc	1,186,446

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
2,882		Allegheny Technologies, Inc	$205,659
2,263	*	Brush Engineered Materials, Inc	58,091
10,959	*	Century Aluminum Co	725,924
1,741	*	CommScope, Inc	60,639
79,034		Corning, Inc	1,899,977
457		Encore Wire Corp	8,322
5,633		Gibraltar Industries, Inc	66,075
4,506		Hubbell, Inc (Class B)	196,867
4,678	*	LB Foster Co (Class A)	201,435
5,488		Mueller Industries, Inc	158,329
31,188		Nucor Corp	2,112,675
4,390		Olympic Steel, Inc	197,989
4,517		Quanex Corp	233,710
23,760		Steel Dynamics, Inc	785,030
6,210		Tredegar Corp	113,084
13,139		United States Steel Corp	1,666,945
24,793		Worthington Industries, Inc	418,258
		TOTAL PRIMARY METAL INDUSTRIES	10,295,455

PRINTING AND PUBLISHING - 0.72%
761	*	ACCO Brands Corp	10,327
6,599		Dun & Bradstreet Corp	537,027
12,479		EW Scripps Co (Class A)	524,243
4,867		Harte-Hanks, Inc	66,532
1,520		John Wiley & Sons, Inc (Class A)	60,344
1,890		Lee Enterprises, Inc	18,919
35,200		McGraw-Hill Cos, Inc	1,300,640
4,910		Meredith Corp	187,808
23,435		New York Times Co (Class A)	442,453
2,170	*	R.H. Donnelley Corp	10,980
660		R.R. Donnelley & Sons Co	20,005
2,304		Standard Register Co	17,948
822	*	Valassis Communications, Inc	8,919
1,149		Washington Post Co (Class B)	760,064
		TOTAL PRINTING AND PUBLISHING	3,966,209

RAILROAD TRANSPORTATION - 0.90%
37,038		CSX Corp	2,076,721
533	*	Genesee & Wyoming, Inc (Class A)	18,335
5,487	*	Kansas City Southern Industries, Inc	220,084
48,718		Norfolk Southern Corp	2,646,362
		TOTAL RAILROAD TRANSPORTATION	4,961,502

REAL ESTATE - 0.07%
8,458	*	CB Richard Ellis Group, Inc (Class A)	183,031
1,693		Forest City Enterprises, Inc (Class A)	62,302
1,916	*	Forestar Real Estate Group, Inc	47,728
229		Jones Lang LaSalle, Inc	17,711
7,397		Stewart Enterprises, Inc (Class A)	47,489
		TOTAL REAL ESTATE	358,261

RUBBER AND MISCELLANEOUS PLASTIC PRODUCT - 0.54%
190	*	Deckers Outdoor Corp	20,486
38,456		Nike, Inc (Class B)	2,615,008

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
7,390		Sealed Air Corp	$186,598
1,937		Spartech Corp	16,368
3,250		Tupperware Corp	125,710
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT	2,964,170

SECURITY AND COMMODITY BROKERS - 2.79%
9,028		Ameriprise Financial, Inc	468,102
2,193		BlackRock, Inc	447,767
66,007		Charles Schwab Corp	1,242,912
2,285		CME Group, Inc	1,071,893
13,920	*	E*Trade Financial Corp	53,731
2,133		Eaton Vance Corp	65,078
3,416		Federated Investors, Inc (Class B)	133,771
20,597		Franklin Resources, Inc	1,997,703
26,131		Goldman Sachs Group, Inc	4,321,806
3,201	*	IntercontinentalExchange, Inc	417,731
153	*	Investment Technology Group, Inc	7,066
6,969		Janus Capital Group, Inc	162,169
4,994		Legg Mason, Inc	279,564
65,274		Merrill Lynch & Co, Inc	2,659,263
3,410	*	Nasdaq Stock Market, Inc	131,831
2,925		Nymex Holdings, Inc	265,093
9,170		NYSE Euronext	565,881
9,486		SEI Investments Co	234,209
17,217		T Rowe Price Group, Inc	860,850
		TOTAL SECURITY AND COMMODITY BROKERS	15,386,420

SOCIAL SERVICES - 0.01%
6,300	*	Capital Senior Living Corp	50,715
		TOTAL SOCIAL SERVICES	50,715

SPECIAL TRADE CONTRACTORS - 0.04%
1,785	*	Layne Christensen Co	62,511
6,766	*	Quanta Services, Inc	156,768
		TOTAL SPECIAL TRADE CONTRACTORS	219,279

STONE, CLAY, AND GLASS PRODUCTS - 0.99%
62,569		3M Co	4,952,336
241		Apogee Enterprises, Inc	3,711
180	*	Cabot Microelectronics Corp	5,787
2,629		CARBO Ceramics, Inc	105,423
4,165		Eagle Materials, Inc	148,066
8,376		Gentex Corp	143,648
2,200	*	Owens Corning, Inc	39,886
900	*	Owens-Illinois, Inc	50,787
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	5,449,644

TEXTILE MILL PRODUCTS - 0.01%
1,400		Oxford Industries, Inc	31,542
		TOTAL TEXTILE MILL PRODUCTS	31,542

TRANSPORTATION BY AIR - 0.69%
1,560	*	Air Methods Corp	75,457
5,465	*	Airtran Holdings, Inc	36,069

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,694	*	Alaska Air Group, Inc	$33,236
10,642	*	AMR Corp	95,991
10,048	*	Continental Airlines, Inc (Class B)	193,223
10,259	*	ExpressJet Holdings, Inc	26,981
25,395		FedEx Corp	2,353,355
8,660	*	JetBlue Airways Corp	50,228
800	*	PHI, Inc	25,232
4,790		Skywest, Inc	101,165
63,972		Southwest Airlines Co	793,253
		TOTAL TRANSPORTATION BY AIR	3,784,190

TRANSPORTATION EQUIPMENT - 1.11%
1,141	*	Accuride Corp	9,333
381	*	Aftermarket Technology Corp	7,406
5,056		American Axle & Manufacturing Holdings, Inc	103,648
6,501		ArvinMeritor, Inc	81,327
13,751		Autoliv, Inc	690,300
27,092	*	BE Aerospace, Inc	946,865
429		Federal Signal Corp	5,989
24,458		Genuine Parts Co	983,701
21,903		Harley-Davidson, Inc	821,363
10,170		Harsco Corp	563,215
1,838		Noble International Ltd	11,488
20,566		Paccar, Inc	925,470
21,035	*	Spirit Aerosystems Holdings, Inc (Class A)	466,556
6,160		Superior Industries International, Inc	127,820
6,952	*	Tenneco, Inc	194,239
985		Thor Industries, Inc	29,323
12,199	*	Visteon Corp	45,868
3,365		Westinghouse Air Brake Technologies Corp	126,726
		TOTAL TRANSPORTATION EQUIPMENT	6,140,637

TRANSPORTATION SERVICES - 0.05%
2,563		CH Robinson Worldwide, Inc	139,427
3,054		Expeditors International Washington, Inc	137,980
		TOTAL TRANSPORTATION SERVICES	277,407

TRUCKING AND WAREHOUSING - 0.83%
62,510		United Parcel Service, Inc (Class B)	4,564,480
		TOTAL TRUCKING AND WAREHOUSING	4,564,480

WATER TRANSPORTATION - 0.08%
2,390		Alexander & Baldwin, Inc	102,961
3,549	*	Gulfmark Offshore, Inc	194,201
3,313	*	Hornbeck Offshore Services, Inc	151,305
		TOTAL WATER TRANSPORTATION	448,467

WHOLESALE TRADE-DURABLE GOODS - 0.53%
900		Agilysys, Inc	10,440
15,600		Barnes Group, Inc	358,020
5,640		BorgWarner, Inc	242,689
3,816		Castle (A.M.) & Co	103,032
15,436		IKON Office Solutions, Inc	117,314
953		Martin Marietta Materials, Inc	101,180

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,841	*	MWI Veterinary Supply, Inc	$64,914
890		Owens & Minor, Inc	35,013
10,210	*	Patterson Cos, Inc	370,623
11,164		Reliance Steel & Aluminum Co	668,277
153	*	Tech Data Corp	5,018
2,050	*	Tyler Technologies, Inc	28,659
9,582		W.W. Grainger, Inc	731,969
1,743	*	WESCO International, Inc	63,602
		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,900,750

WHOLESALE TRADE-NONDURABLE GOODS - 0.45%
681		Airgas, Inc	30,965
6,350	*	Akorn, Inc	30,035
3,061		Allscripts Healthcare Solutions, Inc	31,589
1,522		Dean Foods Co	30,577
8,320	*	Endo Pharmaceuticals Holdings, Inc	199,181
2,457	*	Henry Schein, Inc	141,032
6,731		Idearc, Inc	24,501
300		Men's Wearhouse, Inc	6,981
1,817		Nash Finch Co	61,742
2,716		Spartan Stores, Inc	56,629
65,176		Sysco Corp	1,891,408
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,504,640

		TOTAL COMMON STOCKS	550,466,245
		(Cost $551,493,105)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 1.03%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.03%
$ 5,680,000		Federal Home Loan Bank Discount Note, 0.000%, 04/01/2008	5,680,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	5,680,000

		TOTAL SHORT-TERM INVESTMENTS	5,680,000
		(Cost $5,680,000)

		TOTAL PORTFOLIO - 100.91%	556,146,245
		(Cost $557,173,105)

		OTHER ASSETS & LIABILITIES, NET - (0.91)%	(5,008,331)

		NET ASSETS - 100.00%	$551,137,914

	*	Non-income producing
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Real Estate Securities Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
REAL ESTATE SECURITIES FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.88%

HOLDING AND OTHER INVESTMENT OFFICES - 91.42%
104,700	e	Acadia Realty Trust	$2,528,505
67,000	e	Alexandria Real Estate Equities, Inc	6,212,240
228,000		AMB Property Corp	12,407,760
104,100		American Campus Communities, Inc	2,848,176
60,000		American Land Lease, Inc	1,234,800
143,000	e	AvalonBay Communities, Inc	13,802,360
47,000		Boardwalk Real Estate Investment Trust	1,739,977
388,600	e	Boston Properties, Inc	35,778,402
115,700	e	Camden Property Trust	5,808,140
115,900	e	Corporate Office Properties Trust	3,895,399
370,000	e	DCT Industrial Trust, Inc	3,685,200
67,000	e	DiamondRock Hospitality Co	848,890
61,100	e	Digital Realty Trust, Inc	2,169,050
141,000	e	Douglas Emmett, Inc	3,110,460
164,700	e	EastGroup Properties, Inc	7,651,962
102,000	e	Entertainment Properties Trust	5,031,660
29,000	e	Equity Lifestyle Properties, Inc	1,431,730
300,000		Equity Residential	12,447,000
151,100	e	Essex Property Trust, Inc	17,222,378
345,000	e	Federal Realty Investment Trust	26,892,750
319,200	e	General Growth Properties, Inc	12,183,864
140,000	g,m,v*	GSC Capital Corp	(0)
450,000		HCP, Inc	15,214,500
1,191,600	e	Host Marriott Corp	18,970,272
168,000	e	iShares Dow Jones US Real Estate Index Fund	10,936,800
45,000	e	Kilroy Realty Corp	2,209,950
267,300	e	Kimco Realty Corp	10,470,141
212,500		Macerich Co	14,932,375
70,000	e	Maguire Properties, Inc	1,001,700
652,450	e	Mission West Properties, Inc	6,165,653
170,000	e	Nationwide Health Properties, Inc	5,737,500
211,200	g,m*	People's Choice Financial Corp	0
284,600	e	Post Properties, Inc	10,991,252
462,000		Prologis	27,193,320
256,900	e	Public Storage, Inc	22,766,478
340,800		Regency Centers Corp	22,070,208
607,900		Simon Property Group, Inc	56,479,989
191,000		SL Green Realty Corp	15,560,770
300,500	e	Strategic Hotels & Resorts, Inc	3,945,565
400,300	e	Taubman Centers, Inc	20,855,630
162,000	e	UDR, Inc	3,972,240
504,000		Ventas, Inc	22,634,640
341,400	e	Vornado Realty Trust	29,432,094
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	500,471,780

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE
HOTELS AND OTHER LODGING PLACES - 1.92%
145,900		Starwood Hotels & Resorts Worldwide, Inc	$7,550,325
61,000	e*	Vail Resorts, Inc	2,945,690
		TOTAL HOTELS AND OTHER LODGING PLACES	10,496,015

REAL ESTATE - 3.80%
2,000,000	e	Allgreen Properties Ltd	1,787,206
310,000	g,m,v*	Asset Capital Corp, Inc	1,584,100
236,800		Brookfield Properties Co	4,572,608
350,000		City Developments Ltd	2,802,136
2,090,000		Greentown China Holdings Ltd	1,957,701
31,728,000		Lai Fung Holdings Ltd	1,182,260
13,100,000		Shanghai Real Estate Ltd	2,306,027
357,000	e	Thomas Properties Group, Inc	3,134,460
3,000,000	*	Zhong An Real Estate Ltd	1,449,378
		TOTAL REAL ESTATE	20,775,876

SECURITY AND COMMODITY BROKERS - 1.74%
347,000	e*	Corrections Corp of America	9,549,440
		TOTAL SECURITY AND COMMODITY BROKERS	9,549,440

		TOTAL COMMON STOCKS	541,293,111
		(Cost $586,920,532)

SHORT-TERM INVESTMENTS - 11.99%

PRINCIPAL		ISSUER

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.31%
$ 12,630,000		Federal Home Loan Bank (FHLB), 0.000%, 04/01/08	12,630,000
			12,630,000

SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.68%
52,986,315		State Street Navigator Securities Lending Prime Portfolio	52,986,315
			52,986,315

		TOTAL SHORT-TERM INVESTMENTS	65,616,315
		(Cost $65,616,315)

		TOTAL PORTFOLIO - 110.87%	606,909,426
		(Cost $652,536,847)

		OTHER ASSETS & LIABILITIES, NET - (10.87)%	(59,487,759)

		NET ASSETS - 100.00%	$547,421,667

	*	Non-income producing
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in
		transaction exempt from registration to qualified institutional buyers.
		At March 31, 2008, the value of these securities amounted to $1,584,100 or 0.29% of net assets.
	m	Indicates a security has been deemed illiquid
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Managed Allocation Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MANAGED ALLOCATION FUND II
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES		COMPANY	VALUE

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 100.06%
21,298,860	q	TIAA-CREF Institutional Bond Plus Fund II	$212,136,649
598,383	q	TIAA-CREF Institutional Enhanced International Equity Index Fund	5,283,727
731,639	q	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	6,555,487
694,819	q	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	6,274,221
181,097	q	TIAA-CREF Institutional Growth & Income Fund	1,662,221
867	q	TIAA-CREF Institutional High-Yield Fund II	8,056
5,321,943	q	TIAA-CREF Institutional International Equity Fund	61,681,321
13,716,232	q	TIAA-CREF Institutional Large-Cap Growth Fund	141,002,867
9,658,693	q	TIAA-CREF Institutional Large-Cap Value Fund	128,557,211
21,872	q	TIAA-CREF Institutional Mid-Cap Growth Fund	367,663
15,462	q	TIAA-CREF Institutional Mid-Cap Value Fund	256,507
6,324	q	TIAA-CREF Institutional Short-Term Bond Fund II	64,061
1,954,692	q	TIAA-CREF Institutional Small-Cap Equity Fund	24,160,001

		TOTAL TIAA-CREF MUTUAL FUNDS	588,009,992
		(Cost $597,470,006)

		TOTAL PORTFOLIO - 100.06%	588,009,992
		(Cost $597,470,006)

		OTHER ASSETS & LIABILITIES, NET - (0.06)%	(338,301)

		NET ASSETS - 100.00%	$587,671,691

	q	Affiliated fund.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
BOND FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE

BONDS - 83.79%

CORPORATE BONDS - 17.70%

AMUSEMENT AND RECREATION SERVICES - 0.15%
$ 1,480,000	Walt Disney Co	5.700%	07/15/11	A2	$1,569,756
1,250,000	Walt Disney Co	4.700	12/01/12	A2	1,283,068
	TOTAL AMUSEMENT AND RECREATION SERVICES				2,852,824

APPAREL AND ACCESSORY STORES - 0.05%
1,000,000	Kohl's Corp	6.250	12/15/17	Baa1	952,241
	TOTAL APPAREL AND ACCESSORY STORES				952,241

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.15%
1,250,000	Home Depot, Inc	5.250	12/16/13	Baa1	1,223,011
1,350,000	Lowe's Cos, Inc	8.250	06/01/10	A1	1,502,865
	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				2,725,876

BUSINESS SERVICES - 0.11%
670,000	Daimler Finance North America LLC	5.875	03/15/11	A3	684,904
1,350,000	Daimler Finance North America LLC	5.750	09/08/11	A3	1,378,380
	TOTAL BUSINESS SERVICES				2,063,284

CHEMICALS AND ALLIED PRODUCTS - 0.44%
370,000	Abbott Laboratories	5.600	05/15/11	A1	392,820
1,000,000	Air Products & Chemicals, Inc	4.150	02/01/13	A2	1,001,261
600,000	Amgen, Inc	5.850	06/01/17	A2	599,524
345,000	Clorox Co	5.950	10/15/17	Baa2	345,487
740,000	Ecolab, Inc	6.875	02/01/11	A2	791,507
1,105,000	EI Du Pont de Nemours & Co	4.125	03/06/13	A2	1,110,108
305,000	Johnson & Johnson	5.150	08/15/12	Aaa	329,822
1,300,000	Johnson & Johnson	5.950	08/15/37	Aaa	1,378,736
250,000	Lubrizol Corp	4.625	10/01/09	Baa3	250,910
1,200,000	Praxair, Inc	5.250	11/15/14	A2	1,242,256
705,000	Schering-Plough Corp	6.550	09/15/37	Baa1	678,943
	TOTAL CHEMICALS AND ALLIED PRODUCTS				8,121,374

COMMUNICATIONS - 2.15%
2,050,000	Alamosa Delaware, Inc	8.500	01/31/12	Baa3	1,850,125
650,000	America Movil SAB de C.V.	6.125	11/15/37	A3	602,551
16,000	AT&T Corp	6.000	03/15/09	WR	16,336
1,900,000	AT&T Corp	7.300	11/15/11	A2	2,057,949
2,500,000	AT&T, Inc	5.100	09/15/14	A2	2,483,675
940,000	AT&T, Inc	6.150	09/15/34	A2	902,899
1,350,000	AT&T, Inc	6.500	09/01/37	A2	1,335,409
2,900,000	AT&T, Inc	6.300	01/15/38	A2	2,804,083
180,000	BellSouth Corp	6.875	10/15/31	A2	182,991

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,125,000		Comcast Cable Communications Holdings, Inc	8.375%	03/15/13	Baa2	$1,249,685
1,100,000		Comcast Corp	5.900	03/15/16	Baa2	1,091,030
4,000,000		Comcast Corp	5.875	02/15/18	Baa2	3,896,148
1,180,000		Comcast Corp	5.650	06/15/35	Baa2	1,002,031
270,000		Comcast Corp	6.500	11/15/35	Baa2	255,362
525,000		Comcast Corp	6.950	08/15/37	Baa2	526,053
950,000		Deutsche Telekom International Finance BV	8.250	06/15/30	A3	1,139,606
1,330,000		France Telecom S.A.	7.750	03/01/11	A3	1,442,175
1,330,000		New Cingular Wireless Services, Inc	7.875	03/01/11	A2	1,446,653
370,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A3	449,030
750,000		Rogers Wireless, Inc	7.500	03/15/15	Baa3	787,955
455,000		Sprint Capital Corp	8.375	03/15/12	Baa3	420,875
1,000,000		Sprint Capital Corp	8.750	03/15/32	Baa3	845,000
550,000		Telecom Italia Capital S.A.	5.250	11/15/13	Baa2	513,915
1,400,000		Telefonica Emisiones SAU	6.221	07/03/17	Baa1	1,408,729
1,700,000		Time Warner Cable, Inc	5.400	07/02/12	Baa2	1,670,304
2,300,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	2,201,583
225,000		Time Warner Cable, Inc	6.550	05/01/37	Baa2	212,396
650,000		Verizon Communications, Inc	6.400	02/15/38	A3	632,822
670,000		Verizon New England, Inc	4.750	10/01/13	Baa1	650,519
1,120,000		Verizon New Jersey, Inc	5.875	01/17/12	A3	1,154,596
500,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	486,137
1,790,000		Viacom, Inc	5.750	04/30/11	Baa3	1,809,064
1,200,000		Viacom, Inc	6.125	10/05/17	Baa3	1,170,109
670,000		Viacom, Inc	6.875	04/30/36	Baa3	645,181
875,000		Vodafone Group plc	6.150	02/27/37	Baa1	815,584
		TOTAL COMMUNICATIONS				40,158,560

DEPOSITORY INSTITUTIONS - 4.50%
4,000,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	4,304,680
6,000,000	g	Banco Bilbao Vizcaya Argentaria S.A.	5.750	07/20/17	Aaa	6,684,864
1,000,000		Banco Nacional de Comercio Exterior SNC	3.875	01/21/09	A1	995,200
500,000		Bank of America Corp	6.250	04/15/12	Aa1	533,443
2,000,000		Bank of America Corp	4.875	09/15/12	Aa1	2,029,122
875,000		Bank of America Corp	5.750	12/01/17	Aa1	905,488
1,400,000		Bank of America NA	5.300	03/15/17	Aa1	1,390,558
1,350,000		Bank of America NA	6.000	10/15/36	Aa1	1,291,472
1,350,000		Bank One Corp	2.625	06/30/08	Aa2	1,346,995
2,225,000		Bank One Corp	5.250	01/30/13	Aa3	2,270,552
700,000		BB&T Capital Trust IV	6.820	06/12/57	A1	578,003
675,000		Citigroup, Inc	5.125	02/14/11	Aa3	679,107
750,000		Citigroup, Inc	5.100	09/29/11	Aa3	749,090
575,000		Citigroup, Inc	5.250	02/27/12	Aa3	573,594
2,570,000	e	Citigroup, Inc	5.125	05/05/14	Aa3	2,511,584
1,700,000		Citigroup, Inc	6.875	03/05/38	Aa3	1,698,798
15,700,000	g	Depfa ACS Bank	5.125	03/16/37	Aaa	15,333,766
820,000		Deutsche Bank AG.	5.375	10/12/12	Aa1	856,984
650,000		FIA Card Services NA	4.625	08/03/09	Aaa	658,578
270,000		Golden West Financial Corp	4.750	10/01/12	Aa3	278,463
270,000		Greenpoint Financial Corp	3.200	06/06/08	A3	268,503
2,400,000		HSBC Holdings plc	6.500	09/15/37	Aa3	2,276,738
1,050,000		Huntington Capital III	6.650	05/15/37	Baa1	807,146
670,000		ING Groep NV	5.775	12/30/49	A1	570,822

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 370,000		JPMorgan Chase & Co	7.875%	06/15/10	Aa3	$398,389
250,000		JPMorgan Chase & Co	4.500	01/15/12	Aa2	252,582
1,690,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	1,671,168
500,000		Manufacturers & Traders Trust Co	5.629	12/01/21	A2	464,258
370,000		Mellon Funding Corp	6.400	05/14/11	Aa3	392,988
370,000		National Westminster Bank plc	7.375	10/01/09	Aa1	390,531
4,000,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	4,339,312
670,000		Popular North America, Inc	3.875	10/01/08	A3	667,581
840,000		Popular North America, Inc	5.650	04/15/09	A3	835,635
330,000	g	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	274,089
810,000		Regions Financial Corp	6.375	05/15/12	A3	819,162
1,200,000	g	Royal Bank of Scotland Group plc	6.990	12/30/49	Aa3	1,018,680
1,010,000		Union Bank of California NA	5.950	05/11/16	A1	986,500
940,000		US Bank NA	5.700	12/15/08	Aa2	958,855
1,010,000		Wachovia Bank NA	4.800	11/01/14	Aa2	955,320
1,900,000		Wachovia Bank NA	4.875	02/01/15	Aa2	1,794,607
2,000,000		Wachovia Bank NA	5.850	02/01/37	Aa2	1,688,370
1,250,000		Wachovia Bank NA	6.600	01/15/38	Aa2	1,158,153
1,350,000		Wachovia Corp	5.300	10/15/11	Aa3	1,363,010
1,040,000		Wachovia Corp	4.875	02/15/14	A1	1,013,100
1,100,000		Wachovia Corp	7.980	12/30/49	A2	1,080,750
1,350,000		Washington Mutual, Inc	5.500	08/24/11	Baa3	1,161,000
2,530,000		Wells Fargo & Co	5.300	08/26/11	Aa1	2,619,658
800,000		Wells Fargo & Co	5.625	12/11/17	Aa1	818,289
2,190,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	2,329,361
4,900,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	4,778,338
		TOTAL DEPOSITORY INSTITUTIONS				83,823,236

EATING AND DRINKING PLACES - 0.08%
650,000		McDonald's Corp	5.350	03/01/18	A3	657,943
850,000		McDonald's Corp	6.300	10/15/37	A3	873,119
		TOTAL EATING AND DRINKING PLACES				1,531,062

ELECTRIC, GAS, AND SANITARY SERVICES - 1.19%
1,325,000	g	American Water Capital Corp	6.085	10/15/17	Baa2	1,378,892
770,000		Atmos Energy Corp	4.000	10/15/09	Baa3	766,304
330,000	e	Carolina Power & Light Co	5.700	04/01/35	A2	314,181
270,000		CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	299,935
1,000,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	932,790
1,000,000		Centerpoint Energy, Inc	5.950	02/01/17	Ba1	997,867
939,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa2	992,133
330,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa2	320,340
500,000		Consumers Energy Co	4.400	08/15/09	Baa1	502,772
1,010,000		Florida Power & Light Co	4.850	02/01/13	Aa3	1,051,439
670,000		Florida Power Corp	4.500	06/01/10	A2	688,361
1,000,000	g	Midamerican Energy Holdings Co	5.750	04/01/18	Baa1	1,009,834
270,000		National Fuel Gas Co	5.250	03/01/13	Baa1	279,544
560,000		National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	575,001
2,020,000		Nisource Finance Corp	5.400	07/15/14	Baa3	1,997,146
1,050,000		Northern States Power Co	6.250	06/01/36	A2	1,087,842
330,000		Ohio Power Co	5.300	11/01/10	A3	339,371
220,000		Oncor Electric Delivery Co	7.250	01/15/33	Ba1	213,021
670,000		ONEOK Partners LP	5.900	04/01/12	Baa2	696,055

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,020,000		Pacific Gas & Electric Co	4.200%	03/01/11	A3	$2,028,290
675,000		Public Service Co of Colorado	4.875	03/01/13	A3	699,005
270,000		Public Service Co of Colorado	5.500	04/01/14	A3	281,456
330,000		Puget Sound Energy, Inc	6.274	03/15/37	Baa2	312,800
250,000		Southern California Edison Co	6.000	01/15/34	A2	252,171
770,000		Southern California Edison Co	5.350	07/15/35	A2	709,613
1,000,000		Southern California Edison Co	5.550	01/15/37	A2	947,343
1,100,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	1,211,528
1,280,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	1,309,876
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				22,194,910

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.20%
840,000		Cisco Systems, Inc	5.500	02/22/16	A1	869,070
1,750,000		General Electric Co	5.250	12/06/17	Aaa	1,747,585
1,000,000		Koninklijke Philips Electronics NV	6.875	03/11/38	A3	1,066,671
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				3,683,326

FOOD AND KINDRED PRODUCTS - 0.47%
1,101,000		Archer-Daniels-Midland Co	7.125	03/01/13	A2	1,237,328
1,650,000		Archer-Daniels-Midland Co	5.450	03/15/18	A2	1,658,691
1,470,000		Bottling Group LLC	4.625	11/15/12	Aa2	1,532,238
600,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	551,177
900,000		Coca-Cola Co	5.350	11/15/17	Aa3	939,121
937,000		Diageo Capital plc	5.125	01/30/12	A3	965,281
650,000		Diageo Finance BV	3.875	04/01/11	A3	652,271
255,000		Kraft Foods, Inc	6.125	02/01/18	Baa2	254,839
330,000		Kraft Foods, Inc	6.500	11/01/31	Baa2	309,976
670,000		WM Wrigley Jr Co	4.650	07/15/15	A1	675,129
		TOTAL FOOD AND KINDRED PRODUCTS				8,776,051

FOOD STORES - 0.16%
740,000		Kroger Co	6.800	04/01/11	Baa2	786,962
1,000,000		Kroger Co	6.400	08/15/17	Baa2	1,055,374
670,000		Safeway, Inc	4.125	11/01/08	Baa2	672,292
370,000	e	Safeway, Inc	7.250	02/01/31	Baa2	394,477
		TOTAL FOOD STORES				2,909,105

GENERAL MERCHANDISE STORES - 0.13%
700,000		Target Corp	6.000	01/15/18	A2	716,568
930,000		Wal-Mart Stores, Inc	6.875	08/10/09	Aa2	981,716
770,000		Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	788,103
		TOTAL GENERAL MERCHANDISE STORES				2,486,387

HEALTH SERVICES - 0.06%
1,150,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	1,157,023
		TOTAL HEALTH SERVICES				1,157,023

HOLDING AND OTHER INVESTMENT OFFICES - 0.25%
1,100,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	1,071,027
500,000		Colonial Realty LP	6.250	06/15/14	Baa3	449,723
1,350,000		iStar Financial, Inc	5.150	03/01/12	Baa2	999,000
500,000		iStar Financial, Inc	5.700	03/01/14	Baa2	360,000
1,500,000	e	iStar Financial, Inc	5.850	03/15/17	Baa2	1,035,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 670,000		Simon Property Group LP	5.600%	09/01/11	A3	$670,312
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				4,585,062

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.40%
870,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	868,021
1,690,000		Caterpillar, Inc	6.050	08/15/36	A2	1,729,276
935,000		Dover Corp	6.500	02/15/11	A2	1,005,261
2,000,000		Hewlett-Packard Co	5.250	03/01/12	A2	2,090,022
1,000,000		Hewlett-Packard Co	5.400	03/01/17	A2	1,021,220
825,000		John Deere Capital Corp	5.350	04/03/18	A2	822,476
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				7,536,276

INSTRUMENTS AND RELATED PRODUCTS - 0.11%
600,000		Medtronic, Inc	4.750	09/15/15	A1	587,718
270,000		Northrop Grumman Corp	7.750	02/15/31	Baa1	333,040
500,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	474,339
650,000		Xerox Corp	7.625	06/15/13	Baa2	672,020
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				2,067,117

INSURANCE CARRIERS - 0.74%
1,140,000		Aetna, Inc	6.625	06/15/36	A3	1,107,143
245,000		Aetna, Inc	6.750	12/15/37	A3	233,495
330,000		Allstate Corp	5.000	08/15/14	A1	335,360
1,350,000		American International Group, Inc	5.050	10/01/15	Aa2	1,316,632
2,200,000		Chubb Corp	6.375	03/29/37	A3	2,049,258
750,000		Chubb Corp	6.000	05/11/37	A2	673,433
670,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa2	612,293
500,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	516,102
770,000		Metlife, Inc	5.000	06/15/15	A2	756,735
500,000		Metlife, Inc	5.700	06/15/35	A2	444,789
1,010,000	g	Pricoa Global Funding I	3.900	12/15/08	Aa3	1,013,565
1,700,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	1,784,709
1,600,000	g	Prudential Funding LLC	6.750	09/15/23	A1	1,586,811
750,000		WellPoint, Inc	5.875	06/15/17	Baa1	734,049
655,000		WellPoint, Inc	5.850	01/15/36	Baa1	547,273
		TOTAL INSURANCE CARRIERS				13,711,647

METAL MINING - 0.06%
180,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	177,465
670,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	668,129
200,000		Vale Overseas Ltd	6.250	01/11/16	Baa3	199,490
		TOTAL METAL MINING				1,045,084

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.07%
770,000	g	Controladora Mabe S.A. C.V.	6.500	12/15/15	NR	762,300
560,000		Harsco Corp	5.125	09/15/13	A3	604,592
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				1,366,892

MISCELLANEOUS RETAIL - 0.12%
2,150,000		CVS Caremark Corp	5.750	06/01/17	Baa2	2,183,456
		TOTAL MISCELLANEOUS RETAIL				2,183,456

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
MOTION PICTURES - 0.13%
$ 1,310,000		Historic TW, Inc	6.625%	05/15/29	Baa2	$1,228,332
330,000		News America, Inc	7.625	11/30/28	Baa2	360,954
910,000		Time Warner, Inc	6.875	05/01/12	Baa2	939,427
		TOTAL MOTION PICTURES				2,528,713

NONDEPOSITORY INSTITUTIONS - 2.11%
900,000		American Express Centurion Bank	6.000	09/13/17	Aa3	873,050
2,500,000		American General Finance Corp	6.900	12/15/17	A1	2,443,185
1,350,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	1,414,306
1,900,000	e	Boeing Capital Corp Ltd	6.100	03/01/11	A2	2,021,547
1,480,000		Capital One Financial Corp	5.700	09/15/11	A3	1,396,054
900,000		CIT Group Funding Co of Canada	5.200	06/01/15	A3	673,186
1,800,000		CIT Group, Inc	5.850	09/15/16	A3	1,383,647
400,000	e	Countrywide Home Loans, Inc	3.250	05/21/08	Baa3	392,280
1,000,000		General Electric Capital Corp	6.000	06/15/12	Aaa	1,066,200
7,200,000		General Electric Capital Corp	5.500	06/04/14	Aaa	7,501,874
330,000	g	HSBC Capital Funding LP	4.610	12/30/49	A1	290,871
1,520,000		HSBC Finance Corp	5.250	01/14/11	Aa3	1,514,756
400,000		HSBC Finance Corp	5.900	06/19/12	Aa3	400,935
7,250,000		HSBC Finance Corp	4.750	07/15/13	Aa3	7,127,258
1,520,000		International Lease Finance Corp	5.450	03/24/11	A1	1,518,570
1,750,000		International Lease Finance Corp	5.750	06/15/11	A1	1,760,833
900,000		International Lease Finance Corp	5.650	06/01/14	A1	864,257
3,250,000		Kreditanstalt fuer Wiederaufbau	4.375	03/15/18	Aaa	3,325,021
1,077,000		MBNA Corp	6.125	03/01/13	Aa1	1,151,543
750,000		National Rural Utilities Cooperative Finance Corp	5.450	02/01/18	A1	749,373
430,000		Residential Capital LLC	8.125	11/21/08	B2	296,700
1,000,000		Residential Capital LLC	8.500	06/01/12	B2	490,000
325,000		Residential Capital LLC	8.500	04/17/13	B2	157,625
460,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	459,253
		TOTAL NONDEPOSITORY INSTITUTIONS				39,272,324

OIL AND GAS EXTRACTION - 0.72%
1,110,000		Baker Hughes, Inc	6.875	01/15/29	A2	1,229,993
600,000		BJ Services Co	5.750	06/01/11	Baa1	626,613
930,000		Burlington Resources Finance Co	6.400	08/15/11	A2	1,010,473
1,110,000		Burlington Resources Finance Co	7.200	08/15/31	A2	1,285,376
850,000		Canadian Natural Resources Ltd	5.150	02/01/13	Baa2	867,102
385,000		ConocoPhillips Canada Funding Co	5.300	04/15/12	A1	406,402
270,000		Equitable Resources, Inc	5.150	11/15/12	Baa1	267,605
500,000		Husky Energy, Inc	6.250	06/15/12	Baa2	540,493
1,250,000		Husky Energy, Inc	6.800	09/15/37	Baa2	1,270,285
330,000		Nexen, Inc	5.050	11/20/13	Baa2	331,778
1,500,000		Nexen, Inc	5.650	05/15/17	Baa2	1,485,177
770,000		Nexen, Inc	6.400	05/15/37	Baa2	737,382
500,000		Petrobras International Finance Co	5.875	03/01/18	Baa1	481,273
500,000		Weatherford International, Inc	5.950	06/15/12	Baa1	521,209
2,230,000		XTO Energy, Inc	6.250	04/15/13	Baa2	2,423,502
		TOTAL OIL AND GAS EXTRACTION				13,484,663

PAPER AND ALLIED PRODUCTS - 0.04%
750,000		Kimberly-Clark Corp	6.625	08/01/37	A2	820,869
		TOTAL PAPER AND ALLIED PRODUCTS				820,869

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
PETROLEUM AND COAL PRODUCTS - 0.08%
$ 900,000	g	GS Caltex Corp	5.500%	04/24/17	Baa1	$793,403
700,000		Valero Energy Corp	6.625	06/15/37	Baa3	669,105
		TOTAL PETROLEUM AND COAL PRODUCTS				1,462,508

PIPELINES, EXCEPT NATURAL GAS - 0.44%
670,000		Enbridge Energy Partners LP	4.000	01/15/09	Baa2	674,471
330,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	336,686
500,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	500,265
1,000,000		Enterprise Products Operating LP	6.500	01/31/19	Baa3	998,660
370,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	370,461
670,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	677,936
370,000		TransCanada Pipelines Ltd	4.000	06/15/13	A2	359,516
2,900,000		TransCanada Pipelines Ltd	7.690	06/30/16	A2	3,340,893
1,000,000		TransCanada Pipelines Ltd	5.850	03/15/36	A2	949,565
		TOTAL PIPELINES, EXCEPT NATURAL GAS				8,208,453

PRIMARY METAL INDUSTRIES - 0.03%
250,000	g	Xstrata Finance Canada Ltd	5.500	11/16/11	Baa2	256,505
350,000	g	Xstrata Finance Canada Ltd	6.900	11/15/37	Baa2	338,293
		TOTAL PRIMARY METAL INDUSTRIES				594,798

PRINTING AND PUBLISHING - 0.25%
1,250,000		News America, Inc	6.150	03/01/37	Baa2	1,180,790
3,500,000		Thomson Corp	5.700	10/01/14	Baa1	3,460,814
		TOTAL PRINTING AND PUBLISHING				4,641,604

RAILROAD TRANSPORTATION - 0.24%
670,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	716,261
750,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	719,627
370,000		Canadian National Railway Co	4.400	03/15/13	A3	366,459
380,000		CSX Corp	6.150	05/01/37	Baa3	334,554
1,263,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	1,156,178
330,000		Union Pacific Corp	6.500	04/15/12	Baa2	357,011
750,000		Union Pacific Corp	5.750	11/15/17	Baa2	759,337
		TOTAL RAILROAD TRANSPORTATION				4,409,427

REAL ESTATE - 0.03%
750,000	g	USB Realty Corp	6.091	12/30/49	A1	487,500
		TOTAL REAL ESTATE				487,500

SECURITY AND COMMODITY BROKERS - 1.37%
1,500,000		Bear Stearns Cos, Inc	5.700	11/15/14	Baa1	1,443,164
1,000,000		Bear Stearns Cos, Inc	6.400	10/02/17	Baa1	987,401
500,000		Bear Stearns Cos, Inc	7.250	02/01/18	A2	516,696
1,450,000		Credit Suisse USA, Inc	5.500	08/16/11	Aa1	1,501,639
1,000,000		Eaton Vance Corp	6.500	10/02/17	A3	1,066,319
1,000,000		Goldman Sachs Capital II	5.793	12/30/49	A2	666,100
430,000		Goldman Sachs Group, Inc	5.000	01/15/11	Aa3	438,084
1,500,000		Goldman Sachs Group, Inc	5.300	02/14/12	Aa3	1,519,524
670,000		Goldman Sachs Group, Inc	4.750	07/15/13	Aa3	651,500

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 530,000		Goldman Sachs Group, Inc	5.150%	01/15/14	Aa3	$522,254
850,000		Goldman Sachs Group, Inc	5.950	01/18/18	Aa3	841,711
200,000		Goldman Sachs Group, Inc	6.450	05/01/36	A1	180,245
500,000		Goldman Sachs Group, Inc	6.750	10/01/37	A1	465,167
750,000		Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	A3	474,375
1,700,000		Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	1,640,391
550,000		Lehman Brothers Holdings, Inc	6.000	05/03/32	A2	439,462
670,000		Merrill Lynch & Co, Inc	5.000	02/03/14	A1	630,658
750,000		Merrill Lynch & Co, Inc	5.700	05/02/17	A2	712,455
2,360,000		Morgan Stanley	3.625	04/01/08	Aa3	2,360,000
1,190,000		Morgan Stanley	5.750	10/18/16	Aa3	1,150,730
1,375,000		Morgan Stanley	5.450	01/09/17	Aa3	1,286,296
1,250,000		Morgan Stanley	5.550	04/27/17	Aa3	1,175,520
4,280,570	g	Morgan Stanley Tracers	6.789	06/15/12	Baa2	4,848,388
		TOTAL SECURITY AND COMMODITY BROKERS				25,518,079

TRANSPORTATION BY AIR - 0.06%
1,050,000		FedEx Corp	3.500	04/01/09	Baa2	1,043,859
		TOTAL TRANSPORTATION BY AIR				1,043,859

TRANSPORTATION EQUIPMENT - 0.31%
2,020,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	2,185,018
330,000		General Dynamics Corp	3.000	05/15/08	A2	329,911
500,000		Honeywell International, Inc	5.700	03/15/37	A2	494,391
775,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	800,406
740,000		United Technologies Corp	6.350	03/01/11	A2	799,597
875,000		United Technologies Corp	5.375	12/15/17	A2	897,670
235,000		United Technologies Corp	6.050	06/01/36	A2	242,750
		TOTAL TRANSPORTATION EQUIPMENT				5,749,743

WHOLESALE TRADE-DURABLE GOODS - 0.09%
750,000		Midamerican Energy Co	5.800	10/15/36	A2	712,657
1,000,000		Vale Overseas Ltd	6.250	01/23/17	Baa3	995,878
		TOTAL WHOLESALE TRADE-DURABLE GOODS				1,708,535

WHOLESALE TRADE-NONDURABLE GOODS - 0.21%
180,000		Colgate-Palmolive Co	6.450	06/16/28	Aa3	196,467
1,960,000		Procter & Gamble Co	4.950	08/15/14	Aa3	2,050,952
1,725,000		Procter & Gamble Co	5.550	03/05/37	Aa3	1,722,447
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				3,969,866

		TOTAL CORPORATE BONDS				329,831,734
		(Cost $330,927,549)

GOVERNMENT BONDS - 66.09%

AGENCY SECURITIES - 9.51%
1,580,979		Cal Dive I- Title XI, Inc	4.930	02/01/27	NR	1,712,169
1,690,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	1,694,595
1,690,000		Federal Farm Credit Bank (FFCB)	4.125	04/15/09	Aaa	1,721,904
10,000,000		Federal Home Loan Bank (FHLB)	5.000	10/16/09	Aaa	10,136,880
4,000,000		Federal Home Loan Bank (FHLB)	2.375	04/30/10	Aaa	4,006,836
1,010,000		Federal Home Loan Mortgage Corp (FHLMC)	3.750	02/27/09	Aaa	1,023,211

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 3,500,000		Federal Home Loan Mortgage Corp (FHLMC)	4.875%	02/09/10	Aaa	$3,663,891
13,688,000		Federal Home Loan Mortgage Corp (FHLMC)	5.875	03/21/11	Aa2	14,765,834
7,500,000		Federal Home Loan Mortgage Corp (FHLMC)	5.500	08/20/12	Aaa	8,220,795
3,000,000		Federal Home Loan Mortgage Corp (FHLMC)	4.125	12/21/12	Aaa	3,115,572
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	05/29/13	Aaa	2,013,256
7,670,000		Federal Home Loan Mortgage Corp (FHLMC)	5.125	10/18/16	Aaa	8,260,812
14,750,000		Federal Home Loan Mortgage Corp (FHLMC)	5.125	11/17/17	Aaa	15,820,835
129,830		Federal Home Loan Mortgage Corp (FHLMC)	8.375	12/30/49	Aa3	3,167,852
3,380,000		Federal National Mortgage Association (FNMA)	5.250	06/15/08	Aaa	3,399,378
6,760,000		Federal National Mortgage Association (FNMA)	3.660	02/25/09	Aaa	6,842,452
32,260,000		Federal National Mortgage Association (FNMA)	5.100	09/10/09	Aaa	32,626,570
4,200,000	d	Federal National Mortgage Association (FNMA)	7.125	06/15/10	Aaa	4,627,413
4,000,000		Federal National Mortgage Association (FNMA)	5.000	10/15/11	Aaa	4,293,308
5,000,000		Federal National Mortgage Association (FNMA)	5.375	06/12/17	Aaa	5,491,325
5,000,000		Federal National Mortgage Association (FNMA)	5.625	07/15/37	Aaa	5,568,550
493,758		Federal National Mortgage Association (FNMA)	8.250	12/30/49	Aa3	11,874,880
1,541,088		Overseas Private Investment Corp	3.420	01/15/15	NR	1,596,075
670,000		Private Export Funding Corp	5.870	07/31/08	Aaa	677,617
5,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	5,348,225
13,000,000		Private Export Funding Corp	5.450	09/15/17	Aaa	14,393,834
1,012,499		Totem Ocean Trailer Express, Inc	4.514	12/18/19	NR	1,077,563
		TOTAL AGENCY SECURITIES				177,141,632

FOREIGN GOVERNMENT BONDS - 2.22%
330,000		African Development Bank	3.250	08/01/08	Aaa	330,276
1,010,000		Asian Development Bank/Pasig	4.125	09/15/10	Aaa	1,053,018
1,690,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	1,793,714
270,000		Chile Government International Bond	5.500	01/15/13	A2	285,660
1,110,000		China Development Bank	5.000	10/15/15	A1	1,104,477
600,000		Development Bank of Japan	4.250	06/09/15	Aaa	620,240
840,000		Eksportfinans A/S	5.000	02/14/12	Aaa	894,261
600,000		European Investment Bank	4.875	02/15/36	Aaa	604,721
1,690,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	1,730,007
2,020,000		International Finance Corp	5.125	05/02/11	Aaa	2,190,781
1,620,000		Israel Government International Bond	5.500	11/09/16	A2	1,701,381
1,275,000	e	Italy Government International Bond	5.375	06/12/17	NR	1,408,654
670,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	691,572
775,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	845,695
3,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	Aaa	3,288,519
242,000		Mexico Government International Bond	6.375	01/16/13	Baa1	265,837
646,000		Mexico Government International Bond	5.875	01/15/14	Baa1	691,220
750,000		Mexico Government International Bond	6.750	09/27/34	Baa1	836,625
1,000,000		Mexico Government International Bond	6.050	01/11/40	Baa1	997,500
1,150,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	1,243,017
3,380,000	e	Province of Manitoba Canada	4.450	04/12/10	Aa1	3,521,186
1,500,000	e	Province of Manitoba Canada	5.000	02/15/12	Aa1	1,607,116
370,000		Province of Ontario	5.500	10/01/08	Aa1	376,168
1,010,000		Province of Ontario	4.750	01/19/16	Aa1	1,067,169
3,740,000		Province of Ontario Canada	2.750	02/22/11	Aa1	3,742,412
2,600,000		Province of Quebec Canada	5.125	11/14/16	Aa2	2,811,253
930,000		Province of Quebec Canada	7.500	09/15/29	Aa2	1,246,768
1,350,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	1,626,386
900,000	e	South Africa Government International Bond	5.875	05/30/22	Baa1	828,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,845,000		Svensk Exportkredit AB	5.125%	03/01/17	Aa1	$1,972,121
		TOTAL FOREIGN GOVERNMENT BONDS				41,375,754

MORTGAGE BACKED SECURITIES - 34.96%
1,294,672		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16		1,348,386
2,020,000		FHLMC	5.000	06/15/29		2,067,692
635,230		FHLMC	6.000	12/15/30		644,998
4,050,000		FHLMC	5.000	06/15/31		4,078,632
1,010,000		FHLMC	5.500	05/15/33		1,027,639
1,689,626		FHLMC	4.500	09/15/35		1,684,271
1,944,118	i	FHLMC	5.075	02/01/36		1,951,076
722,316	i	FHLMC	5.790	07/01/36		739,029
1,708,805	i	FHLMC	5.897	09/01/36		1,748,647
3,658,681	i	FHLMC	6.119	09/01/36		3,740,092
2,232,528	i	FHLMC	5.005	09/01/36		2,244,551
5,750,494	i	FHLMC	5.672	03/01/37		5,852,532
7,280,189	i	FHLMC	5.790	03/01/37		7,396,599
5,591,550	i	FHLMC	5.885	04/01/37		5,972,571
5,172,515	i	FHLMC	6.130	05/01/37		5,276,020
1,663,047	i	FHLMC	5.734	06/01/37		1,692,505
3,686,940	i	FHLMC	5.903	08/01/37		3,754,125
4,421,046	i	FHLMC	5.860	09/01/37		4,485,503
74,368	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16		78,137
4,403		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	05/01/16		4,627
5,954		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	06/01/16		6,254
2,528,080		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	09/01/18		2,524,761
2,512,804		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	01/01/19		2,506,328
4,382,555		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	05/01/19		4,371,259
3,316,617		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	05/01/20		3,357,300
516,279		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	07/01/20		514,192
76,737		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20		81,501
8,129,465		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	06/01/21		8,096,598
13,369,042		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	06/01/21		13,314,990
8,783		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	10/01/28		9,196
116,461	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	01/01/29		121,933
18,985		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	03/01/29		19,878
63,041		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	07/01/29		66,061
21,591		Federal Home Loan Mortgage Corp Gold (FGLMC)	8.000	01/01/31		23,443
131,199	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	09/01/31		137,204
131,789		Federal Home Loan Mortgage Corp Gold (FGLMC)	8.000	09/01/31		143,104
855,871		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	12/01/31		908,867
513,093		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	03/01/33		529,029
3,358,125		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	03/01/33		3,464,783
1,006,865		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	03/01/33		1,038,845
2,166,824	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	07/01/33		2,093,287
3,708,941		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	09/01/33		3,683,203
1,789,235		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	09/01/33		1,812,705
1,383,345		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	09/01/33		1,401,491
1,748,967		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	09/01/33		1,771,908
2,123,459		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	10/01/33		2,151,313
6,965,088		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	12/01/33		7,059,625
12,120,725	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	12/01/33		12,871,244
5,991,129		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	01/01/34		5,949,553

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 1,007,025		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500%	12/01/34	$1,019,408
4,819,891		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	04/01/35	4,650,818
2,232,761		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	05/01/35	2,294,052
3,363,326	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	05/01/35	3,571,583
1,582,577		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	07/01/35	1,626,021
373,531		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	08/01/35	377,901
763,292		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	08/01/35	784,246
1,073,757		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	10/01/35	1,064,884
2,996,217		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	11/01/35	2,971,459
1,021,889		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	01/01/36	1,049,147
893,464		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	01/01/36	943,963
3,363,480		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	04/01/36	3,400,511
768,379		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	05/01/36	797,753
2,378,214		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	10/01/36	2,469,126
719,581		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/36	740,412
5,790,399		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/37	5,854,149
9,231,430		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	04/01/37	9,330,694
10,232,871		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	05/01/37	10,342,904
3,546,516		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	08/01/37	3,640,073
1,983,691		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	09/01/37	2,036,021
87,242		Federal National Mortgage Association (FNMA)	5.000	06/01/13	89,430
1,881,225		Federal National Mortgage Association (FNMA)	4.440	07/01/13	1,877,786
41,275		Federal National Mortgage Association (FNMA)	6.000	09/01/13	42,631
2,129,868		Federal National Mortgage Association (FNMA)	4.739	10/01/13	2,158,835
32,636		Federal National Mortgage Association (FNMA)	6.500	12/01/13	34,260
1,560,317		Federal National Mortgage Association (FNMA)	4.771	02/01/14	1,585,062
30,679		Federal National Mortgage Association (FNMA)	6.000	06/01/14	31,694
2,553		Federal National Mortgage Association (FNMA)	6.500	07/01/14	2,683
4,502,557		Federal National Mortgage Association (FNMA)	4.640	11/01/14	4,490,843
5,334,006		Federal National Mortgage Association (FNMA)	4.868	03/01/16	5,413,641
78,550		Federal National Mortgage Association (FNMA)	6.500	10/01/16	82,436
411,512	d	Federal National Mortgage Association (FNMA)	6.500	11/01/16	431,866
295,212	d	Federal National Mortgage Association (FNMA)	6.500	04/01/17	309,470
362,026		Federal National Mortgage Association (FNMA)	5.500	04/01/18	371,568
156,035		Federal National Mortgage Association (FNMA)	5.500	05/01/18	160,078
1,570,950		Federal National Mortgage Association (FNMA)	4.500	10/01/18	1,570,115
3,512,962	d	Federal National Mortgage Association (FNMA)	5.000	11/01/18	3,564,129
211,031		Federal National Mortgage Association (FNMA)	6.000	01/01/19	218,577
377,969		Federal National Mortgage Association (FNMA)	4.500	05/01/19	377,327
3,386,296	h	Federal National Mortgage Association (FNMA)	4.500	03/01/23	3,370,847
4,000,000	h	Federal National Mortgage Association (FNMA)	4.500	04/25/23	3,977,500
759,325		Federal National Mortgage Association (FNMA)	5.000	11/01/23	761,710
640,847		Federal National Mortgage Association (FNMA)	5.500	02/01/24	652,709
366,292		Federal National Mortgage Association (FNMA)	5.500	07/01/24	372,794
4,760		Federal National Mortgage Association (FNMA)	8.000	07/01/24	5,185
4,768,954		Federal National Mortgage Association (FNMA)	5.000	03/01/25	4,778,107
10,716,608		Federal National Mortgage Association (FNMA)	5.000	10/01/25	10,737,174
2,717		Federal National Mortgage Association (FNMA)	7.500	01/01/29	2,942
11,972		Federal National Mortgage Association (FNMA)	6.500	04/01/29	12,516
17,428		Federal National Mortgage Association (FNMA)	7.500	07/01/29	18,845
3,709		Federal National Mortgage Association (FNMA)	7.500	07/01/29	4,011
2,799		Federal National Mortgage Association (FNMA)	7.500	02/01/31	3,022
19,138		Federal National Mortgage Association (FNMA)	7.500	03/01/31	20,660

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 9,706		Federal National Mortgage Association (FNMA)	7.500%	05/01/31	$10,478
20,094		Federal National Mortgage Association (FNMA)	6.500	09/01/31	20,969
10,732		Federal National Mortgage Association (FNMA)	6.500	10/01/31	11,199
115,147		Federal National Mortgage Association (FNMA)	6.500	11/01/31	120,157
272,821		Federal National Mortgage Association (FNMA)	6.000	01/01/32	281,488
2,534,196		Federal National Mortgage Association (FNMA)	5.000	02/01/33	2,516,976
447,188		Federal National Mortgage Association (FNMA)	5.000	02/01/33	443,845
2,331,619		Federal National Mortgage Association (FNMA)	4.500	03/25/33	2,338,190
1,372,443		Federal National Mortgage Association (FNMA)	4.500	08/01/33	1,326,530
1,037,702		Federal National Mortgage Association (FNMA)	5.000	08/01/33	1,029,945
1,010,000		Federal National Mortgage Association (FNMA)	5.500	08/25/33	1,032,777
1,107,170		Federal National Mortgage Association (FNMA)	5.500	09/01/33	1,121,290
774,583		Federal National Mortgage Association (FNMA)	5.500	09/01/33	784,461
2,308,655		Federal National Mortgage Association (FNMA)	4.500	10/01/33	2,231,422
1,211,030		Federal National Mortgage Association (FNMA)	5.000	10/01/33	1,201,978
1,161,107		Federal National Mortgage Association (FNMA)	5.000	10/01/33	1,152,429
4,238,646	d	Federal National Mortgage Association (FNMA)	5.500	10/01/33	4,292,699
2,641,628		Federal National Mortgage Association (FNMA)	5.500	10/01/33	2,675,316
9,718,435		Federal National Mortgage Association (FNMA)	5.000	11/01/33	9,645,791
3,161,454	d	Federal National Mortgage Association (FNMA)	5.500	12/01/33	3,201,771
4,654,354		Federal National Mortgage Association (FNMA)	6.000	02/01/34	4,792,127
593,597		Federal National Mortgage Association (FNMA)	5.000	03/01/34	589,161
1,190,061		Federal National Mortgage Association (FNMA)	5.000	03/01/34	1,181,166
438,944		Federal National Mortgage Association (FNMA)	5.000	03/01/34	435,664
8,359,858		Federal National Mortgage Association (FNMA)	5.000	03/01/34	8,297,369
389,390		Federal National Mortgage Association (FNMA)	5.000	03/01/34	386,480
3,400,010		Federal National Mortgage Association (FNMA)	5.000	04/01/34	3,372,610
10,636,995		Federal National Mortgage Association (FNMA)	5.000	08/01/34	10,556,167
1,909,636		Federal National Mortgage Association (FNMA)	5.500	09/01/34	1,932,587
7,429,977		Federal National Mortgage Association (FNMA)	5.500	09/01/34	7,519,273
400,000		Federal National Mortgage Association (FNMA)	5.500	10/25/34	398,937
1,142,140		Federal National Mortgage Association (FNMA)	6.000	11/01/34	1,174,054
928,404		Federal National Mortgage Association (FNMA)	5.500	01/01/35	939,562
42,882,078		Federal National Mortgage Association (FNMA)	5.500	02/01/35	43,428,931
10,004,896		Federal National Mortgage Association (FNMA)	5.000	02/25/35	10,219,523
3,595,500		Federal National Mortgage Association (FNMA)	5.500	04/01/35	3,636,854
6,761,296		Federal National Mortgage Association (FNMA)	5.500	04/01/35	6,842,556
929,174		Federal National Mortgage Association (FNMA)	5.500	05/01/35	939,862
2,262,663		Federal National Mortgage Association (FNMA)	6.000	05/01/35	2,321,967
123,948		Federal National Mortgage Association (FNMA)	7.500	06/01/35	132,476
8,912,038		Federal National Mortgage Association (FNMA)	5.500	09/01/35	9,025,689
2,714,288		Federal National Mortgage Association (FNMA)	5.000	10/01/35	2,690,430
2,879,584		Federal National Mortgage Association (FNMA)	5.500	10/01/35	2,912,704
925,970		Federal National Mortgage Association (FNMA)	5.000	11/01/35	912,717
5,379,931		Federal National Mortgage Association (FNMA)	5.500	11/01/35	5,441,809
524,038		Federal National Mortgage Association (FNMA)	5.500	12/01/35	530,066
2,693,562		Federal National Mortgage Association (FNMA)	6.000	12/01/35	2,764,160
539,873		Federal National Mortgage Association (FNMA)	5.000	02/01/36	526,439
918,407		Federal National Mortgage Association (FNMA)	5.000	02/01/36	895,553
4,523,755	i	Federal National Mortgage Association (FNMA)	5.728	02/01/36	4,620,855
2,574,543		Federal National Mortgage Association (FNMA)	6.500	02/01/36	2,671,509
5,714,393		Federal National Mortgage Association (FNMA)	6.000	03/01/36	5,860,446
2,442,309		Federal National Mortgage Association (FNMA)	5.500	04/01/36	2,470,400

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 5,835,541		Federal National Mortgage Association (FNMA)	6.000%	06/01/36	$5,987,434
574,816		Federal National Mortgage Association (FNMA)	6.000	06/01/36	589,508
3,388,096	i	Federal National Mortgage Association (FNMA)	5.961	07/01/36	3,464,096
3,818,944	i	Federal National Mortgage Association (FNMA)	5.987	07/01/36	3,898,048
1,828,234	h	Federal National Mortgage Association (FNMA)	6.500	09/01/36	1,917,758
4,108,153		Federal National Mortgage Association (FNMA)	6.000	10/01/36	4,213,152
592,705	i	Federal National Mortgage Association (FNMA)	5.776	12/01/36	602,390
3,989,234	h	Federal National Mortgage Association (FNMA)	6.500	12/01/36	4,249,992
2,790,904		Federal National Mortgage Association (FNMA)	6.500	12/01/36	2,866,965
1,702,051	i	Federal National Mortgage Association (FNMA)	6.033	02/01/37	1,740,366
713,252		Federal National Mortgage Association (FNMA)	7.000	02/01/37	749,205
5,738,043		Federal National Mortgage Association (FNMA)	5.500	03/01/37	5,797,766
3,050,386	h	Federal National Mortgage Association (FNMA)	6.500	03/01/37	3,162,072
1,492,602		Federal National Mortgage Association (FNMA)	6.500	03/01/37	1,547,148
3,055,734		Federal National Mortgage Association (FNMA)	7.000	04/01/37	3,209,764
7,751,386		Federal National Mortgage Association (FNMA)	6.000	06/01/37	7,947,574
2,700,622		Federal National Mortgage Association (FNMA)	6.000	07/01/37	2,768,975
5,709,241		Federal National Mortgage Association (FNMA)	6.000	08/01/37	5,796,610
2,997,591		Federal National Mortgage Association (FNMA)	6.000	08/01/37	3,073,460
1,177,419		Federal National Mortgage Association (FNMA)	6.500	08/01/37	1,220,447
4,741,209		Federal National Mortgage Association (FNMA)	6.500	08/01/37	4,914,471
1,868,421		Federal National Mortgage Association (FNMA)	6.000	09/01/37	1,915,711
1,376,669		Federal National Mortgage Association (FNMA)	6.000	09/01/37	1,411,513
1,119,539		Federal National Mortgage Association (FNMA)	6.000	09/01/37	1,147,875
1,763,040		Federal National Mortgage Association (FNMA)	6.000	09/01/37	1,807,663
3,507,583		Federal National Mortgage Association (FNMA)	6.500	09/01/37	3,635,764
7,541,939	i	Federal National Mortgage Association (FNMA)	5.931	10/01/37	7,811,349
1,459,332		Federal National Mortgage Association (FNMA)	6.000	10/01/37	1,496,268
7,376,156		Federal National Mortgage Association (FNMA)	6.500	10/01/37	7,645,710
3,155,033		Federal National Mortgage Association (FNMA)	7.000	11/01/37	3,314,069
5,797,520		Federal National Mortgage Association (FNMA)	6.000	12/01/37	5,886,240
7,895,441		Federal National Mortgage Association (FNMA)	5.500	01/01/38	7,977,620
759,346		Federal National Mortgage Association (FNMA)	6.500	01/01/38	787,096
13,545,885	h	Federal National Mortgage Association (FNMA)	5.500	02/01/38	13,687,245
15,520,891		Federal National Mortgage Association (FNMA)	6.000	02/01/38	15,913,617
433,624		Federal National Mortgage Association (FNMA)	6.500	02/01/38	449,471
6,211,565		Federal National Mortgage Association (FNMA)	6.500	03/01/38	6,438,617
868,624		Federal National Mortgage Association (FNMA)	6.500	03/01/38	900,375
2,833,200		Federal National Mortgage Association (FNMA)	6.500	03/01/38	2,936,762
1,993,570		Federal National Mortgage Association (FNMA)	6.500	03/01/38	2,066,442
1,345,124		Federal National Mortgage Association (FNMA)	7.000	03/01/38	1,412,966
2,123,610		Federal National Mortgage Association (FNMA)	7.000	03/01/38	2,230,716
1,022,121		Federal National Mortgage Association (FNMA)	7.000	03/01/38	1,073,673
25,000,000	h	Federal National Mortgage Association (FNMA)	5.500	04/25/38	25,234,375
5,000,000	h	Federal National Mortgage Association (FNMA)	6.500	12/01/34	5,168,555
535		Government National Mortgage Association (GNMA)	7.000	01/15/28	572
2,127		Government National Mortgage Association (GNMA)	7.000	02/15/28	2,276
15,542		Government National Mortgage Association (GNMA)	6.500	05/15/28	16,258
2,154		Government National Mortgage Association (GNMA)	7.000	06/15/28	2,305
3,096		Government National Mortgage Association (GNMA)	7.000	06/15/28	3,312
13,849		Government National Mortgage Association (GNMA)	6.500	09/15/28	14,487
74,587		Government National Mortgage Association (GNMA)	6.500	09/15/28	78,021
40,806		Government National Mortgage Association (GNMA)	6.500	11/15/28	42,685

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 10,189		Government National Mortgage Association (GNMA)	7.500%	11/15/28		$10,989
22,322		Government National Mortgage Association (GNMA)	7.500	07/15/29		24,063
2,460		Government National Mortgage Association (GNMA)	8.500	07/15/30		2,707
5,659		Government National Mortgage Association (GNMA)	8.500	07/15/30		6,228
31,358		Government National Mortgage Association (GNMA)	8.500	10/15/30		34,508
38,211		Government National Mortgage Association (GNMA)	8.500	10/20/30		41,899
5,186		Government National Mortgage Association (GNMA)	8.500	12/15/30		5,708
8,590		Government National Mortgage Association (GNMA)	7.000	06/20/31		9,165
13,363		Government National Mortgage Association (GNMA)	6.500	07/15/31		13,967
34,030		Government National Mortgage Association (GNMA)	7.000	07/15/31		36,349
32,400		Government National Mortgage Association (GNMA)	7.000	07/15/31		34,607
30,500		Government National Mortgage Association (GNMA)	7.500	02/15/32		32,812
3,483		Government National Mortgage Association (GNMA)	6.500	03/15/33		3,634
2,325,862		Government National Mortgage Association (GNMA)	5.500	09/15/33		2,377,647
983,910		Government National Mortgage Association (GNMA)	5.500	02/20/35		1,003,190
7,088,731		Government National Mortgage Association (GNMA)	5.000	03/20/35		7,067,479
7,027,245		Government National Mortgage Association (GNMA)	5.500	05/20/35		7,164,943
2,942,432		Government National Mortgage Association (GNMA)	5.500	02/20/36		2,998,973
10,000,000	h	Government National Mortgage Association (GNMA)	5.000	05/01/34		9,978,125
		TOTAL MORTGAGE BACKED SECURITIES				651,246,680

MUNICIPAL BONDS - 0.36%
670,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	Aaa	693,530
4,000,000		District of Columbia Water & Sewer Authority	7.000	10/01/29	Aaa	4,000,000
2,100,000		State of Wisconsin	10.800	05/01/32	A1	2,100,000
		TOTAL MUNICIPAL BONDS				6,793,530

U.S. TREASURY SECURITIES - 19.04%
36,536,000	d	United States Treasury Bond	8.000	11/15/21		51,532,895
20,650,000	d	United States Treasury Bond	5.250	02/15/29		23,274,801
194,000		United States Treasury Bond	5.375	02/15/31		224,373
101,000		United States Treasury Bond	4.500	02/15/36		104,338
1,042,000		United States Treasury Bond	4.750	02/15/37		1,120,720
3,530,000		United States Treasury Bond	5.000	05/15/37		3,948,912
50,075,199		United States Treasury Inflation Indexed Bonds	0.875	04/15/10		51,244,906
15,756,746		United States Treasury Inflation Indexed Bonds	2.375	04/15/11		16,928,654
5,410,000		United States Treasury Note	5.125	06/30/08		5,459,875
2,700,000		United States Treasury Note	3.125	09/15/08		2,721,516
13,180,000		United States Treasury Note	4.875	10/31/08		13,444,628
2,000,000		United States Treasury Note	4.000	08/31/09		2,068,438
23,144,000		United States Treasury Note	2.875	01/31/13		23,590,610
85,862,000		United States Treasury Note	2.750	02/28/13		87,042,603
10,000,000		United States Treasury Note	2.500	03/31/13		10,014,840
25,223,000		United States Treasury Note	4.750	08/15/17		27,906,879
11,901,000		United States Treasury Note	4.250	11/15/17		12,697,808
12,152,000		United States Treasury Note	3.500	02/15/18		12,222,251
22,000,000	j	United States Treasury Strip Principal		08/15/27		9,133,124
		TOTAL U.S. TREASURY SECURITIES				354,682,171

		TOTAL GOVERNMENT BONDS				1,231,239,767
		(Cost $1,201,569,128)
		TOTAL BONDS				1,561,071,501
		(Cost $1,532,496,677)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
STRUCTURED ASSETS - 14.65%
ASSET BACKED - 10.32%
$ 5,000,000		AmeriCredit Automobile Receivables Trust Series 2006-
		AF (Class A4)	5.640%	09/06/13	Aaa	$5,064,975
5,000,000		AmeriCredit Automobile Receivables Trust Series 2007-
		BF (Class A3A)	5.160	04/06/12	Aaa	4,990,480
186,349	i	AQ Finance NIM Trust Series 2004-RN2	2.799	04/25/09	Aaa	165,164
124,444	i,m,v	AQ Finance NIM Trust Series 2004-RN3	2.779	05/25/09	Aaa	124,173
55,677		Asset Backed Funding Corp NIM Trust Series 2005-
		WMC1 (Class N1)	5.900	07/26/35	NR	6
2,500,000		Capital One Auto Finance Trust Series 2007-B (Class
		A3A)	5.030	04/15/12	Aaa	2,426,939
400,000		Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	353,338
12,254,607		Chase Funding Mortgage Loan Asset-Backed Certificates
		Series 2003-6 (Class 1A7)	4.277	09/25/33	Aaa	11,935,736
817,424		Chase Funding Mortgage Loan Asset-Backed Certificates
		Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	408,346
817,424		Chase Funding Mortgage Loan Asset-Backed Certificates
		Series 2004-2 (Class 1M1)	5.700	02/25/35	Aa2	610,557
731,428		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	731,785
1,231,089		CIT Group Home Equity Loan Trust Series 2002-1 (Class
		AF6)	6.200	02/25/30	Aaa	1,173,014
4,000,000		Citicorp Mortgage Securities, Inc Series 2006-1 (Class
		A3)	5.706	07/25/36	Aaa	3,822,110
6,000,000	d	Citicorp Mortgage Securities, Inc Series 2006-2 (Class
		A3)	5.563	09/25/36	Aaa	5,746,396
1,500,000		Countrywide Alternative Loan Trust Series 2004-29CB
		(Class A7)	5.375	01/25/35	NR	1,388,120
2,178,119		Countrywide Alternative Loan Trust Series 2004-30CB
		(Class 1A15)	5.500	08/25/16	Aaa	2,005,857
4,000,000		Countrywide Asset-Backed Certificates Series 2007-S2
		(Class A3)	5.813	05/25/37	Aaa	2,911,707
160,503	i	Countrywide Home Equity Loan Trust Series 2004-B
		(Class 1A)	3.038	02/15/29	Baa3	112,415
1,853,965		Credit-Based Asset Servicing and Securitization LLC
		Series 2007-MX1 (Class A1)	6.159	12/25/36	Aaa	1,851,509
7,000,000		Flagstar Home Equity Loan Trust Series 2007-1A (Class
		AF3)	5.781	01/25/35	Aaa	5,724,772
223,377		GMAC Mortgage Corporation Loan Trust 2005-HE2 A3	4.622	11/25/35	Baa3	211,812
1,435,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV
		A3	5.590	10/25/29	Baa3	1,275,312
1,350,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV
		A4	5.810	10/25/29	Baa3	987,506
359,125	i	Golden Securities Corp Series 2003-A (Class A1)	3.009	12/02/13	Aaa	359,724
9,000,000		Hertz Vehicle Financing LLC Series 2005-1A (Class A3)	5.010	02/25/11	Aaa	8,695,324
2,000,000		Hertz Vehicle Financing LLC Series 2005-1A (Class A5)	5.080	11/25/11	Aaa	1,841,634
3,000,000		Hertz Vehicle Financing LLC Series 2005-2A (Class A2)	4.930	02/25/10	Aaa	2,963,967
1,646,686		HFC Home Equity Loan Asset Backed Certificates Series
		2006-4 (Class A1F)	5.790	03/20/36	Aaa	1,619,323
1,923,505		HFC Home Equity Loan Asset Backed Certificates Series
		2007-1 (Class A1F)	5.910	03/20/36	Aaa	1,923,557

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 5,000,000		HFC Home Equity Loan Asset Backed Certificates Series
		2007-1 (Class A3F)	5.730%	03/20/36	Aaa	$4,268,811
15,000,000		Honda Auto Receivables Owner Trust Series 2007-1
		(Class A4)	5.090	07/18/13	NR	15,394,596
1,515,578		Household Automotive Trust Series 2006-2 (Class A3)	5.610	08/17/11	Aaa	1,540,674
6,760,000		Household Credit Card Master Note Trust I Series 2006-1
		(Class A)	5.100	06/15/12	Aaa	6,871,006
7,615,011		Hyundai Auto Receivables Trust Series 2006-A (Class
		A3)	5.130	06/15/10	Aaa	7,674,314
3,000,000		JPMorgan Auto Receivables Trust Series 2007-A (Class
		A3)	5.190	02/15/11	Aaa	3,025,686
1,911,378		Marriott Vacation Club Owner Trust Series 2006-1A
		(Class A)	5.737	04/20/28	Aaa	1,998,648
2,133,761		Marriott Vacation Club Owner Trust Series 2007-1A
		(Class A)	5.518	05/20/29	Aaa	2,129,102
9,200,000		Nissan Auto Lease Trust Series 2006-A (Class A3)	5.110	03/15/10	Aaa	9,312,901
3,800,000		Nissan Auto Lease Trust Series 2006-A (Class A4)	5.100	07/16/12	Aaa	3,876,922
5,000,000		Nissan Auto Receivables Owner Trust Series 2007-A
		(Class A3)	5.100	11/15/10	Aaa	5,076,238
115,764		Peco Energy Transition Trust Series 1999-A
		(Class A7)	6.130	03/01/09	Aaa	117,176
130,985		Public Service New Hampshire Funding LLC Series 2001-1
		(Class A2)	5.730	11/01/10	Aaa	131,980
8,000,000	i	Residential Asset Mortgage Products, Inc Series 2004-
		RS11 (Class M1)	3.219	11/25/34	Aa1	6,261,949
366,588		Residential Asset Securities Corp Series 2001-KS2 (Class
		AI6)	6.489	10/25/30	Aaa	365,568
1,350,000		Residential Funding Mortgage Securities II, Inc Series
		2006-H12 (Class A2)	5.750	02/25/36	Baa3	1,205,135
200,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HI1 (Class M2)	6.060	02/25/36	Aa2	78,255
2,020,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HI3 (Class A3)	5.960	02/25/36	Baa3	1,391,809
6,760,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HI4 (Class A3)	5.440	09/25/36	Baa3	4,922,757
1,400,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HI5 (Class A2)	5.520	04/25/21	Baa3	1,173,484
2,500,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HI5 (Class A3)	5.500	08/25/25	Baa3	1,815,307
2,020,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HSA2 (Class AI3)	5.550	03/25/36	Baa3	1,323,122
748,650	m	Sierra Receivables Funding Co Series 2006-1A
		(Class A1)	5.840	05/20/18	Aaa	685,008
7,815,906	m,v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aaa	7,195,213
5,000,000		Triad Auto Receivables Owner Trust Series 2005-A
		(Class A4)	4.220	06/12/12	Aaa	4,861,118
8,996,785	d	Volkswagen Auto Lease Trust Series 2006-A
		(Class A3)	5.500	09/21/09	Aaa	9,070,782
10,000,000	d	Volkswagen Auto Lease Trust Series 2006-A
		(Class A4)	5.540	04/20/11	Aaa	10,178,427
8,000,000		Wachovia Auto Loan Owner Trust Series 2006-2A
		(Class A3)	5.230	08/22/11	Aaa	8,071,173

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 815,702	i	Wachovia Loan Trust Series 2005-SD1 (Class A)	2.959%	05/25/35	NR	$756,715
		TOTAL ASSET BACKED				192,199,434

OTHER MORTGAGE BACKED SECURITIES - 4.33%
2,230,000		Banc of America Commercial Mortgage, Inc Series 2002-2
		(Class A3)	5.118	07/11/43	NR	2,192,693
2,000,000		Banc of America Commercial Mortgage, Inc Series 2005-1
		(Class B)	5.108	11/10/42	NR	1,621,630
670,000		Banc of America Commercial Mortgage, Inc Series 2006-2
		(Class A4)	5.740	05/10/45	NR	676,912
2,000,000		Banc of America Commercial Mortgage, Inc Series 2006-4
		(Class A4)	5.634	07/10/46	Aaa	1,992,932
2,250,000		Banc of America Commercial Mortgage, Inc Series 2007-2
		(Class A2)	5.634	04/10/49	NR	2,212,859
1,712,481		Banc of America Mortgage Securities, Inc Series 2006-1
		(Class A8)	6.000	05/25/36	Aaa	1,725,941
379,558		Bank of America Alternative Loan Trust Series 2004-8
		(Class 3A1)	5.500	09/25/19	Aaa	363,487
2,075,000		Bear Stearns Commercial Mortgage Securities Series
		2006-PW11 (Class A4)	5.457	03/11/39	NR	2,065,977
2,000,000		Bear Stearns Commercial Mortgage Securities Series
		2006-PW14 (Class A4)	5.201	12/11/38	NR	1,929,347
1,000,000		Bear Stearns Commercial Mortgage Securities Series
		2006-T22 (Class A4)	5.465	04/12/38	Aaa	999,825
1,465,000		Bear Stearns Commercial Mortgage Securities Series
		2006-T24 (Class A4)	5.537	10/12/41	Aaa	1,450,160
2,020,000		Citigroup/Deutsche Bank Commercial Mortgage Trust
		Series 2006-CD3 (Class A5)	5.617	10/15/48	Aaa	2,008,266
1,422,352		Countrywide Home Loan Mortgage Pass Through Trust
		Series 2005-17 (Class 1A10)	5.250	09/25/35	NR	1,399,601
4,107,808		Countrywide Home Loan Mortgage Pass Through Trust
		Series 2007-3 (Class A10)	6.000	04/25/37	NR	4,096,156
1,480,000		Credit Suisse Mortgage Capital Certificates Series 2006-
		C1 (Class A4)	5.555	02/15/39	NR	1,474,981
1,620,000		Credit Suisse Mortgage Capital Certificates Series 2006-
		C4 (Class A3)	5.467	09/15/39	Aaa	1,593,013
2,000,000		Credit Suisse Mortgage Capital Certificates Series 2006-
		C5 (Class A3)	5.311	12/15/39	Aaa	1,942,677
2,970,782	i	Credit Suisse/Morgan Stanley Commercial Mortgage
		Certificate Series HC1A (Class A1)	3.008	05/15/23	Aaa	2,797,564
1,120,000		GE Capital Commercial Mortgage Corp Series 2003-C2
		(Class A4)	5.145	07/10/37	Aaa	1,083,383
1,000,000		GE Capital Commercial Mortgage Corp Series 2005-C3
		(Class A5)	4.979	07/10/45	NR	970,252
1,350,000		Greenwich Capital Commercial Funding Corp Series 2004-
		GG1 (Class A7)	5.317	06/10/36	Aaa	1,346,190
2,000,000		Greenwich Capital Commercial Funding Corp Series 2007-
		GG11 (Class A2)	5.597	12/10/49	NR	1,941,807
1,350,000		GS Mortgage Securities Corp II Series 2006-GG8 (Class
		A4)	5.560	11/10/39	Aaa	1,337,023
2,000,000		GS Mortgage Securities Corp II Series 2007-GG10 (Class
		A2)	5.778	08/10/45	Aaa	1,978,166
1,398,046		GSAA Trust Series 2004-3 (Class AF3)	5.691	04/25/34	Aaa	1,403,118

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,490,000		JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2003-CB6 (Class A2)	5.255%	07/12/37	Aaa	$1,471,397
1,500,000		JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2006-LDP7 (Class A2)	5.861	04/15/45	Aaa	1,503,455
2,000,000		JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2007-CB18 (Class A4)	5.440	06/12/47	Aaa	1,942,294
6,760,000	d	LB-UBS Commercial Mortgage Trust Series 2004-C7
		(Class A6)	4.786	10/15/29	Aaa	6,626,858
1,810,000		LB-UBS Commercial Mortgage Trust Series 2006-C3
		(Class A4)	5.661	03/15/39	Aaa	1,815,258
870,000		Merrill Lynch Mortgage Trust Series 2005-LC1
		(Class A4)	5.291	01/12/44	Aaa	866,518
700,000		Merrill Lynch Mortgage Trust Series 2006-C1
		(Class A4)	5.658	05/12/39	NR	704,668
1,400,000		Merrill Lynch/Countrywide Commercial Mortgage Trust
		Series 2006-1 (Class A4)	5.426	02/12/39	NR	1,389,884
3,380,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	NR	3,358,397
670,000		Morgan Stanley Capital I Series 2006-HQ9 (Class A4)	5.731	07/12/44	NR	672,051
300,000		Morgan Stanley Capital I Series 2006-IQ11 (Class AJ)	5.777	10/15/42	NR	249,046
2,200,000		Morgan Stanley Capital I Series 2006-IQ12 (Class A2)	5.283	12/15/43	NR	2,156,064
2,000,000		Morgan Stanley Capital I Series 2007-HQ11 (Class A31)	5.439	02/12/44	Aaa	1,951,132
1,200,000		Residential Accredit Loans, Inc Series 2005-QS17
		(Class A1)	6.000	12/25/35	Aaa	1,036,153
1,350,000		Wachovia Bank Commercial Mortgage Trust Series 2005-
		C20 (Class A7)	5.118	07/15/42	Aaa	1,334,024
540,000		Wachovia Bank Commercial Mortgage Trust Series 2006-
		C24 (Class A3)	5.558	03/15/45	Aaa	536,051
1,500,000		Wachovia Bank Commercial Mortgage Trust Series 2007-
		C31 (Class A2)	5.421	04/15/47	Aaa	1,463,685
5,441,907		Washington Mutual, Inc Series 2003-S10 (Class A1)	4.500	10/25/18	NR	5,273,270
2,201,410		Wells Fargo Mortgage Backed Securities Trust Series
		2005-1 (Class 2A1)	5.000	01/25/20	Aaa	2,150,818
1,834,805		Wells Fargo Mortgage Backed Securities Trust Series
		2006-AR4 (Class 1A1)	5.857	04/25/36	NR	1,661,950
		TOTAL OTHER MORTGAGE BACKED SECURITIES				80,766,933

		TOTAL STRUCTURED ASSETS				272,966,367
		(Cost $285,640,039)

PREFERRED STOCKS - 0.03%
DEPOSITORY INSTITUTIONS - 0.03%
24,000	e	Bank of America Corp	6.204	12/30/49	Aa3	521,760
		TOTAL DEPOSITORY INSTITUTIONS

		TOTAL PREFERRED STOCKS				521,760
		(Cost $600,000)

SHORT-TERM INVESTMENTS - 5.85%
DEPOSITORY INSTITUTIONS - 0.38%
2,010,000		JPMorgan Chase & Co		04/14/08		2,007,775
5,000,000		Rabobank USA Financial Corp		04/01/08		4,999,603
		TOTAL DEPOSITORY INSTITUTIONS				7,007,378

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

			MATURITY
PRINCIPAL		ISSUER	DATE	VALUE
FOOD AND KINDRED PRODUCTS - 0.54%
$ 5,000,000		Anheuser-Busch Co	04/01/08	$4,999,599
5,000,000		Nestle Capital Corp	04/01/08	4,999,603
		TOTAL FOOD AND KINDRED PRODUCTS		9,999,202

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.27%
5,000,000		Pitney Bowes, Inc	04/01/08	4,999,599
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		4,999,599

NONDEPOSITORY INSTITUTIONS - 0.76%
9,200,000		American Honda Finance Corp	04/02/08	9,198,522
5,000,000		Paccar Financial Corp	04/03/08	4,998,808
		TOTAL NONDEPOSITORY INSTITUTIONS		14,197,330

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 3.29%
14,240,000		Federal Home Loan Bank (FHLB)	04/03/08	14,238,576
20,000,000		FHLB	04/16/08	19,985,000
13,075,000		FHLB	04/18/08	13,063,886
14,100,000		FHLB	04/25/08	14,083,080
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		61,370,542
SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.61%
11,447,915		State Street Navigator Securities Lending Prime Portfolio		11,447,915
				11,447,915

		TOTAL SHORT-TERM INVESTMENTS		109,021,966
		(Cost $109,020,132)

		TOTAL PORTFOLIO - 104.32%		1,943,581,594
		(Cost $1,927,756,848)
		OTHER ASSETS & LIABILITIES, NET - (4.32)%		(80,494,916)

		NET ASSETS - 100.00%		$1,863,086,678

		ABBREVIATION:
		NR - Not Rated

	+	As provided by Moody's Investors Service (unaudited).
	d	All or a portion of these securities have been segregated by the custodian to cover securities purchased
		on a delayed delivery basis.
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in
		transactions exempt from registration to qualified institutional buyers.
		At March 31, 2008, the value of these securities amounted to $53,632,317 or 2.88% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	i	Floating rate or variable rate securities reflects the rate at March 31, 2008.
	j	Zero coupon.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
BOND PLUS FUND II
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008
			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE

BONDS - 77.71%

CORPORATE BONDS - 24.43%

AMUSEMENT AND RECREATION SERVICES - 0.12%
$ 350,000	Walt Disney Co	5.700%	07/15/11	A2	$371,226
250,000	Walt Disney Co	4.700	12/01/12	A2	256,614
	TOTAL AMUSEMENT AND RECREATION SERVICES				627,840

APPAREL AND ACCESSORY STORES - 0.04%
250,000	Kohl's Corp	6.250	12/15/17	Baa1	238,060
	TOTAL APPAREL AND ACCESSORY STORES				238,060

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.17%
600,000	Home Depot, Inc	5.250	12/16/13	Baa1	587,045
275,000	Lowe's Cos, Inc	8.250	06/01/10	A1	306,139
	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				893,184

BUSINESS SERVICES - 0.24%
250,000	Daimler Finance North America LLC	5.875	03/15/11	A3	255,561
250,000	Daimler Finance North America LLC	5.750	09/08/11	A3	255,256
187,000	Lamar Media Corp	6.625	08/15/15	Ba3	164,560
600,000	Sungard Data Systems, Inc	10.250	08/15/15	Caa1	603,000
	TOTAL BUSINESS SERVICES				1,278,377

CHEMICALS AND ALLIED PRODUCTS - 0.54%
150,000	Abbott Laboratories	5.600	05/15/11	A1	159,252
350,000	Air Products & Chemicals, Inc	4.150	02/01/13	A2	350,441
200,000	Amgen, Inc	5.850	06/01/17	A2	199,841
500,000	Chemtura Corp	6.875	06/01/16	Ba2	445,000
120,000	Clorox Co	5.950	10/15/17	Baa2	120,169
310,000	Johnson & Johnson	5.150	08/15/12	Aaa	335,229
300,000	Johnson & Johnson	5.950	08/15/37	Aaa	318,170
550,000	Lubrizol Corp	4.625	10/01/09	Baa3	552,002
200,000	Praxair, Inc	5.250	11/15/14	A2	207,043
220,000	Schering-Plough Corp	6.550	09/15/37	Baa1	211,869
	TOTAL CHEMICALS AND ALLIED PRODUCTS				2,899,016

COMMUNICATIONS - 2.89%
1,900,000	Alamosa Delaware, Inc	8.500	01/31/12	Baa3	1,714,750
250,000	America Movil SAB de C.V.	6.125	11/15/37	A3	231,750
275,000	AT&T, Inc	6.150	09/15/34	A2	264,146
600,000	AT&T, Inc	6.500	09/01/37	A2	593,515
900,000	AT&T, Inc	6.300	01/15/38	A2	870,233
525,000	Comcast Cable Communications Holdings, Inc	8.375	03/15/13	Baa2	583,186
275,000	Comcast Corp	5.900	03/15/16	Baa2	272,757
475,000	Comcast Corp	5.875	02/15/18	Baa2	462,668
275,000	Comcast Corp	5.650	06/15/35	Baa2	233,524

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 550,000		Comcast Corp	6.500%	11/15/35	Baa2	$520,181
150,000		Comcast Corp	6.950	08/15/37	Baa2	150,301
625,000		France Telecom S.A.	7.750	03/01/11	A3	677,714
275,000		New Cingular Wireless Services, Inc	7.875	03/01/11	A2	299,120
275,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A2	333,738
1,000,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	960,000
550,000		Rogers Cable, Inc	6.750	03/15/15	Baa3	547,869
300,000		Rogers Wireless, Inc	8.000	12/15/12	Ba1	310,500
550,000		Rogers Wireless, Inc	7.500	03/15/15	Baa3	577,834
525,000		Sprint Capital Corp	8.375	03/15/12	Baa3	485,625
75,000		Telecom Italia Capital S.A.	5.250	11/15/13	Baa2	70,079
250,000		Telefonica Emisiones SAU	6.221	07/03/17	Baa1	251,559
500,000		Time Warner Cable, Inc	5.400	07/02/12	Baa2	491,266
1,000,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	957,210
2,200,000		Verizon New Jersey, Inc	5.875	01/17/12	A3	2,267,956
275,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	267,375
250,000		Viacom, Inc	5.750	04/30/11	Baa3	252,663
250,000		Viacom, Inc	6.125	10/05/17	Baa3	243,773
350,000		Viacom, Inc	6.875	04/30/36	Baa3	337,035
300,000		Vodafone Group plc	6.150	02/27/37	Baa1	279,629
		TOTAL COMMUNICATIONS				15,507,956

DEPOSITORY INSTITUTIONS - 5.24%
3,000,000	g	Banco Bilbao Vizcaya Argentaria S.A.	5.750	07/20/17	Aaa	3,342,432
1,500,000	e	Banco Nacional de Comercio Exterior SNC	3.875	01/21/09	A1	1,492,800
275,000		Bank of America Corp	6.250	04/15/12	Aa1	293,393
100,000		Bank of America Corp	4.875	09/15/12	Aa1	101,456
650,000		Bank of America NA	5.300	03/15/17	Aa1	645,616
1,050,000		Bank of America NA	6.000	10/15/36	Aa1	1,004,478
550,000		Bank One Corp	5.250	01/30/13	Aa3	561,260
250,000		BB&T Capital Trust IV	6.820	06/12/57	A1	206,430
650,000	e	Citigroup, Inc	5.125	02/14/11	Aa3	653,955
300,000		Citigroup, Inc	5.100	09/29/11	Aa3	299,636
550,000		Citigroup, Inc	5.250	02/27/12	Aa3	548,655
750,000	e	Citigroup, Inc	5.125	05/05/14	Aa3	732,953
525,000		Citigroup, Inc	6.875	03/05/38	Aa3	524,629
2,700,000	g	Depfa ACS Bank	5.125	03/16/37	Aaa	2,637,017
300,000		Deutsche Bank AG.	5.375	10/12/12	Aa1	313,531
250,000		Golden West Financial Corp	4.750	10/01/12	Aa3	257,836
250,000		Greenpoint Financial Corp	3.200	06/06/08	A3	248,614
150,000		HSBC Holdings plc	6.500	09/15/37	Aa3	142,296
250,000		Huntington Capital III	6.650	05/15/37	Baa1	192,178
275,000		ING Groep NV	5.775	12/30/49	A1	234,293
550,000		JPMorgan Chase & Co	7.875	06/15/10	Aa3	592,199
275,000	e	JPMorgan Chase & Co	4.500	01/15/12	Aa2	277,840
550,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	543,871
250,000		Manufacturers & Traders Trust Co	5.629	12/01/21	A2	232,129
1,100,000		Mellon Funding Corp	6.400	05/14/11	Aa3	1,168,342
1,450,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	1,573,001
250,000		Popular North America, Inc	5.650	04/15/09	A3	248,701
275,000	g	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	228,408
550,000		Regions Financial Corp	6.375	05/15/12	A3	556,221
350,000	g	Royal Bank of Scotland Group plc	6.990	12/30/49	Aa3	297,115

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 100,000		Union Bank of California NA	5.950%	05/11/16	A1	$97,673
550,000		US Bank NA	5.700	12/15/08	Aa2	561,032
825,000		Wachovia Bank NA	4.800	11/01/14	Aa2	780,335
350,000		Wachovia Bank NA	5.850	02/01/37	Aa2	295,465
250,000		Wachovia Bank NA	6.600	01/15/38	Aa2	231,631
75,000		Wachovia Corp	5.300	10/15/11	Aa3	75,723
825,000		Wachovia Corp	4.875	02/15/14	A1	803,661
350,000		Wachovia Corp	7.980	12/30/49	A2	343,875
100,000		Washington Mutual, Inc	5.500	08/24/11	Baa3	86,000
2,000,000		Wells Fargo & Co	5.300	08/26/11	Aa1	2,070,876
750,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	797,726
1,850,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	1,804,066
		TOTAL DEPOSITORY INSTITUTIONS				28,099,348

EATING AND DRINKING PLACES - 0.10%
200,000		McDonald's Corp	5.350	03/01/18	A3	202,444
300,000		McDonald's Corp	6.300	10/15/37	A3	308,160
		TOTAL EATING AND DRINKING PLACES				510,604

ELECTRIC, GAS, AND SANITARY SERVICES - 2.19%
325,000	g	American Water Capital Corp	6.085	10/15/17	Baa2	338,219
550,000		Atmos Energy Corp	4.000	10/15/09	Baa3	547,360
190,000		Carolina Power & Light Co	5.125	09/15/13	A2	199,251
275,000	e	Carolina Power & Light Co	5.700	04/01/35	A2	261,817
550,000		CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	610,979
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	279,837
550,000		Centerpoint Energy, Inc	5.950	02/01/17	Ba1	548,827
825,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa2	871,683
275,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa2	266,950
525,000		Consumers Energy Co	4.400	08/15/09	Baa1	527,911
550,000		Florida Power & Light Co	4.850	02/01/13	Aa3	572,566
550,000	e	Florida Power Corp	4.500	06/01/10	A2	565,073
250,000		National Fuel Gas Co	5.250	03/01/13	Baa1	258,837
550,000		National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	564,733
250,000		Nevada Power Co	6.650	04/01/36	Baa3	235,450
250,000		Nevada Power Co	6.750	07/01/37	Baa3	239,745
250,000		Northern States Power Co	6.250	06/01/36	A2	259,010
50,000		ONEOK Partners LP	5.900	04/01/12	Baa2	51,944
1,100,000		Pacific Gas & Electric Co	4.200	03/01/11	A3	1,104,514
500,000		Public Service Co of Colorado	4.875	03/01/13	A3	517,782
275,000		Public Service Co of Colorado	5.500	04/01/14	A3	286,668
250,000		Puget Sound Energy, Inc	6.274	03/15/37	Baa2	236,970
275,000		Southern California Edison Co	5.350	07/15/35	A2	253,433
350,000		Southern California Edison Co	5.550	01/15/37	A2	331,570
600,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	660,833
275,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	281,419
300,000		Waste Management, Inc	6.100	03/15/18	Baa3	301,085
550,000		Westar Energy, Inc	6.000	07/01/14	Baa2	575,240
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				11,749,706

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.10%
275,000		Cisco Systems, Inc	5.500	02/22/16	A1	284,517

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 250,000		General Electric Co	5.250%	12/06/17	Aaa	$249,655
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				534,172

FOOD AND KINDRED PRODUCTS - 0.55%
328,000		Archer-Daniels-Midland Co	7.125	03/01/13	A2	368,614
300,000		Archer-Daniels-Midland Co	5.450	03/15/18	A2	301,580
275,000		Bottling Group LLC	4.625	11/15/12	Aa2	286,643
250,000		Bunge Ltd Finance Corp	5.875	05/15/13	Baa2	260,598
250,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	229,657
100,000		Coca-Cola Co	5.350	11/15/17	Aa3	104,347
313,000		Diageo Capital plc	5.125	01/30/12	A3	322,447
220,000		Diageo Finance BV	3.875	04/01/11	A3	220,769
80,000		Kraft Foods, Inc	6.125	02/01/18	Baa2	79,949
550,000		Kraft Foods, Inc	6.500	11/01/31	Baa2	516,626
275,000		WM Wrigley Jr Co	4.650	07/15/15	A1	277,105
		TOTAL FOOD AND KINDRED PRODUCTS				2,968,335

FOOD STORES - 0.39%
550,000	d,e	Kroger Co	6.800	04/01/11	Baa2	584,904
500,000		Kroger Co	6.400	08/15/17	Baa2	527,687
550,000		Safeway, Inc	4.125	11/01/08	Baa2	551,882
400,000		Safeway, Inc	6.350	08/15/17	Baa2	422,797
		TOTAL FOOD STORES				2,087,270

GENERAL BUILDING CONTRACTORS - 0.09%
500,000		DR Horton, Inc	9.750	09/15/10	Ba2	493,750
		TOTAL GENERAL BUILDING CONTRACTORS				493,750

GENERAL MERCHANDISE STORES - 0.24%
250,000		JC Penney Corp, Inc	5.750	02/15/18	Baa3	230,823
225,000		Target Corp	6.000	01/15/18	A2	230,326
825,000		Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	844,396
		TOTAL GENERAL MERCHANDISE STORES				1,305,545

HEALTH SERVICES - 0.09%
500,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	503,054
		TOTAL HEALTH SERVICES				503,054

HOLDING AND OTHER INVESTMENT OFFICES - 0.38%
300,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	292,098
275,000		Colonial Realty LP	6.250	06/15/14	Baa3	247,348
550,000		iStar Financial, Inc	5.150	03/01/12	Baa2	407,000
275,000		iStar Financial, Inc	5.700	03/01/14	Baa2	198,000
500,000	e	iStar Financial, Inc	5.850	03/15/17	Baa2	345,000
550,000		Simon Property Group LP	5.600	09/01/11	A3	550,256
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				2,039,702

HOTELS AND OTHER LODGING PLACES - 0.05%
250,000		MGM Mirage	6.000	10/01/09	Ba2	248,125
		TOTAL HOTELS AND OTHER LODGING PLACES				248,125

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.36%
550,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	548,749
500,000		Caterpillar, Inc	6.050	08/15/36	A2	511,620

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 250,000		Hewlett-Packard Co	5.250%	03/01/12	A2	$261,253
600,000		Hewlett-Packard Co	5.400	03/01/17	A2	612,732
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				1,934,354

INSTRUMENTS AND RELATED PRODUCTS - 0.26%
275,000		Northrop Grumman Corp	7.750	02/15/31	Baa1	339,208
275,000		Medtronic, Inc	4.750	09/15/15	A1	269,371
275,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	260,886
500,000		Xerox Corp	7.625	06/15/13	Baa2	516,939
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				1,386,404

INSURANCE CARRIERS - 0.98%
460,000		Aetna, Inc	6.625	06/15/36	A3	446,742
100,000		Aetna, Inc	6.750	12/15/37	A3	95,304
275,000		Allstate Corp	5.000	08/15/14	A1	279,467
550,000		American International Group, Inc	5.050	10/01/15	Aa2	536,406
600,000		Chubb Corp	6.375	03/29/37	A3	558,889
400,000		Chubb Corp	6.000	05/11/37	A2	359,164
275,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa2	251,314
250,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	258,051
550,000		Metlife, Inc	5.000	06/15/15	A2	540,525
275,000		Metlife, Inc	5.700	06/15/35	A2	244,634
500,000	g	Pricoa Global Funding I	3.900	12/15/08	Aa3	501,765
600,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	629,897
300,000	g	Prudential Funding LLC	6.750	09/15/23	A1	297,527
275,000		WellPoint, Inc	5.850	01/15/36	Baa1	229,771
		TOTAL INSURANCE CARRIERS				5,229,456

METAL MINING - 0.11%
150,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	147,888
275,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	274,232
150,000		Vale Overseas Ltd	6.250	01/11/16	Baa3	149,618
		TOTAL METAL MINING				571,738

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.15%
250,000	g	Controladora Mabe S.A. C.V.	6.500	12/15/15	NR	247,500
500,000		Harsco Corp	5.125	09/15/13	A3	539,814
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				787,314

MOTION PICTURES - 0.36%
275,000		Historic TW, Inc	6.625	05/15/29	Baa2	257,856
250,000		News America, Inc	7.625	11/30/28	Baa2	273,450
1,375,000		Time Warner, Inc	6.875	05/01/12	Baa2	1,419,463
		TOTAL MOTION PICTURES				1,950,769

NONDEPOSITORY INSTITUTIONS - 2.67%
500,000		American Express Centurion Bank	6.000	09/13/17	Aa3	485,028
550,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	576,199
550,000		Capital One Financial Corp	5.700	09/15/11	A3	518,804
350,000		CIT Group Funding Co of Canada	5.200	06/01/15	A3	261,794
600,000		CIT Group, Inc	5.850	09/15/16	A3	461,216
250,000	e	Countrywide Home Loans, Inc	3.250	05/21/08	Baa3	245,175
375,000		General Electric Capital Corp	6.000	06/15/12	Aaa	399,825

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,700,000		General Electric Capital Corp	5.500%	06/04/14	Aaa	$2,813,203
1,000,000		General Motors Acceptance Corp LLC	6.625	05/15/12	B1	756,482
275,000	g	HSBC Capital Funding LP	4.610	12/30/49	A1	242,392
650,000		HSBC Finance Corp	5.250	01/14/11	Aa3	647,758
800,000		HSBC Finance Corp	5.900	06/19/12	Aa3	801,870
2,500,000		HSBC Finance Corp	4.750	07/15/13	Aa3	2,457,675
500,000		International Lease Finance Corp	5.450	03/24/11	A1	499,530
250,000		International Lease Finance Corp	5.750	06/15/11	A1	251,548
250,000		International Lease Finance Corp	5.650	06/01/14	A1	240,071
1,000,000		Kreditanstalt fuer Wiederaufbau	4.375	03/15/18	Aaa	1,023,086
275,000		MBNA Corp	6.125	03/01/13	Aa1	294,034
550,000		Residential Capital LLC	8.125	11/21/08	B2	379,500
250,000		Residential Capital LLC	8.500	06/01/12	B2	122,500
245,000		Residential Capital LLC	8.500	04/17/13	B2	118,825
275,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	274,553
450,000	g	TransCapitalInvest Ltd	5.670	03/05/14	A2	418,186
		TOTAL NONDEPOSITORY INSTITUTIONS				14,289,254

OIL AND GAS EXTRACTION - 1.52%
250,000		Baker Hughes, Inc	6.875	01/15/29	A2	277,026
300,000		BJ Services Co	5.750	06/01/11	Baa1	313,307
550,000		Burlington Resources Finance Co	6.400	08/15/11	A2	597,592
275,000		Burlington Resources Finance Co	7.200	08/15/31	A2	318,449
250,000		Canadian Natural Resources Ltd	5.150	02/01/13	Baa2	255,030
1,100,000		Chesapeake Energy Corp	6.500	08/15/17	Ba3	1,061,500
625,000		ConocoPhillips Canada Funding Co	5.300	04/15/12	A1	659,743
250,000		Equitable Resources, Inc	5.150	11/15/12	Baa1	247,782
500,000		Husky Energy, Inc	6.250	06/15/12	Baa2	540,493
375,000		Husky Energy, Inc	6.800	09/15/37	Baa2	381,086
275,000		Nexen, Inc	5.050	11/20/13	Baa2	276,482
500,000		Nexen, Inc	5.650	05/15/17	Baa2	495,059
550,000		Nexen, Inc	6.400	05/15/37	Baa2	526,701
250,000		Petrobras International Finance Co	5.875	03/01/18	Baa1	240,637
750,000		Weatherford International, Inc	5.950	06/15/12	Baa1	781,814
500,000		Weatherford International, Inc	6.800	06/15/37	Baa1	494,924
600,000		XTO Energy, Inc	6.250	04/15/13	Baa2	652,063
		TOTAL OIL AND GAS EXTRACTION				8,119,688

PAPER AND ALLIED PRODUCTS - 0.16%
600,000		Cenveo Corp	7.875	12/01/13	B3	486,000
350,000		Kimberly-Clark Corp	6.625	08/01/37	A2	383,072
		TOTAL PAPER AND ALLIED PRODUCTS				869,072

PETROLEUM AND COAL PRODUCTS - 0.09%
250,000	g	GS Caltex Corp	5.500	04/24/17	Baa1	220,390
250,000		Valero Energy Corp	6.625	06/15/37	Baa3	238,966
		TOTAL PETROLEUM AND COAL PRODUCTS				459,356

PIPELINES, EXCEPT NATURAL GAS - 0.59%
250,000		Enbridge Energy Partners LP	4.000	01/15/09	Baa2	251,668
550,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	561,143
275,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	275,145
550,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	550,686

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 550,000		Plains All American Pipeline LP	4.750%	08/15/09	Baa3	$556,515
275,000		TransCanada Pipelines Ltd	4.000	06/15/13	A2	267,208
500,000		TransCanada Pipelines Ltd	5.850	03/15/36	A2	474,783
250,000		TransCanada Pipelines Ltd	6.350	05/15/67	A3	220,971
		TOTAL PIPELINES, EXCEPT NATURAL GAS				3,158,119

PRIMARY METAL INDUSTRIES - 0.04%
210,000	g	Xstrata Finance Canada Ltd	5.500	11/16/11	Baa2	215,464
		TOTAL PRIMARY METAL INDUSTRIES				215,464

PRINTING AND PUBLISHING - 0.47%
600,000		Idearc, Inc	8.000	11/15/16	B3	388,500
732,000		Morris Publishing Group LLC	7.000	08/01/13	B2	417,240
250,000		News America, Inc	6.150	03/01/37	Baa2	236,158
1,500,000		Thomson Corp	5.700	10/01/14	Baa1	1,483,206
		TOTAL PRINTING AND PUBLISHING				2,525,104

RAILROAD TRANSPORTATION - 0.44%
275,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	293,988
250,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	239,876
550,000		Canadian National Railway Co	4.400	03/15/13	A3	544,736
300,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	274,627
550,000		Union Pacific Corp	6.500	04/15/12	Baa2	595,019
400,000		Union Pacific Corp	5.750	11/15/17	Baa2	404,980
		TOTAL RAILROAD TRANSPORTATION				2,353,226

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.05%
275,000	g	Sealed Air Corp	5.375	04/15/08	Baa3	275,161
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				275,161

SECURITY AND COMMODITY BROKERS - 1.82%
275,000		Bear Stearns Cos, Inc	5.700	11/15/14	Baa1	264,580
250,000		Bear Stearns Cos, Inc	7.250	02/01/18	Baa1	258,348
600,000		Credit Suisse USA, Inc	5.500	08/16/11	Aa1	621,368
750,000		Eaton Vance Corp	6.500	10/02/17	A3	799,739
500,000		Franklin Resources, Inc	3.700	04/15/08	A1	500,206
500,000		Goldman Sachs Capital II	5.793	12/30/49	A2	333,050
275,000		Goldman Sachs Group, Inc	5.000	01/15/11	Aa3	280,170
600,000		Goldman Sachs Group, Inc	5.300	02/14/12	Aa3	607,810
275,000		Goldman Sachs Group, Inc	5.150	01/15/14	Aa3	270,981
275,000		Goldman Sachs Group, Inc	5.950	01/18/18	Aa3	272,319
150,000		Goldman Sachs Group, Inc	6.450	05/01/36	A1	135,184
375,000		Goldman Sachs Group, Inc	6.750	10/01/37	A1	348,875
500,000		Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	A3	316,250
600,000		Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	578,962
250,000		Lehman Brothers Holdings, Inc	6.000	05/03/32	A2	199,756
275,000		Merrill Lynch & Co, Inc	5.000	02/03/14	A1	258,852
500,000		Merrill Lynch & Co, Inc	5.700	05/02/17	A2	474,970
1,375,000		Morgan Stanley	3.625	04/01/08	Aa3	1,375,000
500,000		Morgan Stanley	5.375	10/15/15	Aa3	474,465
900,000		Morgan Stanley	5.750	10/18/16	Aa3	870,300
600,000	g	Nuveen Investments, Inc	10.500	11/15/15	B3	514,500
		TOTAL SECURITY AND COMMODITY BROKERS				9,755,685

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
TRANSPORTATION BY AIR - 0.10%
$ 550,000		FedEx Corp	3.500%	04/01/09	Baa2	$546,783
		TOTAL TRANSPORTATION BY AIR				546,783

TRANSPORTATION EQUIPMENT - 0.45%
350,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	378,592
275,000		General Dynamics Corp	3.000	05/15/08	A2	274,926
400,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	413,113
1,100,000		United Technologies Corp	6.350	03/01/11	A2	1,188,591
150,000		United Technologies Corp	6.050	06/01/36	A2	154,947
		TOTAL TRANSPORTATION EQUIPMENT				2,410,169

WHOLESALE TRADE-DURABLE GOODS - 0.15%
300,000		Midamerican Energy Co	5.800	10/15/36	A2	285,063
500,000		Vale Overseas Ltd	6.250	01/23/17	Baa3	497,939
		TOTAL WHOLESALE TRADE-DURABLE GOODS				783,002

WHOLESALE TRADE-NONDURABLE GOODS - 0.24%
825,000		Procter & Gamble Co	4.950	08/15/14	Aa3	863,283
450,000		Procter & Gamble Co	5.550	03/05/37	Aa3	449,334
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				1,312,617

		TOTAL CORPORATE BONDS				130,916,779
		(Cost $132,690,998)
GOVERNMENT BONDS - 53.28%

AGENCY SECURITIES - 3.95%
1,859,976		Cal Dive I- Title XI, Inc	4.930	02/01/27	NR	2,014,317
500,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	518,935
3,000,000		Federal Home Loan Bank (FHLB)	5.000	10/16/09	Aaa	3,041,064
200,000		Federal Home Loan Mortgage Corp (FHLMC)	5.750	06/27/16	Aa2	220,193
700,000		Federal Home Loan Mortgage Corp (FHLMC)	5.125	11/17/17	Aaa	750,819
45,290		Federal Home Loan Mortgage Corp (FHLMC)	8.375	12/30/49	Aa3	1,105,076
2,000,000		Federal National Mortgage Association (FNMA)	5.375	06/12/17	Aaa	2,196,530
2,000,000		Federal National Mortgage Association (FNMA)	5.625	07/15/37	Aaa	2,227,420
157,804		Federal National Mortgage Association (FNMA)	8.250	12/30/49	Aa3	3,795,186
5,000,000		US Department of Housing and Urban Development	4.790	08/01/11	NR	5,320,400
		TOTAL AGENCY SECURITIES				21,189,940

FOREIGN GOVERNMENT BONDS - 2.43%
500,000		African Development Bank	3.250	08/01/08	Aaa	500,418
275,000		Chile Government International Bond	5.500	01/15/13	A2	290,950
500,000		China Development Bank	5.000	10/15/15	A1	497,512
250,000		Development Bank of Japan	4.250	06/09/15	Aaa	258,433
350,000		Eksportfinans A/S	5.000	02/14/12	Aaa	372,609
500,000	g	Emirate of Abu Dhabi	5.500	08/02/12	Aa2	539,459
275,000		European Investment Bank	4.875	02/15/36	Aaa	277,164
500,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	511,837
250,000	g	Gabonese Republic	8.200	12/12/17	NR	262,188
500,000		International Finance Corp	5.125	05/02/11	Aaa	542,273
750,000		Israel Government International Bond	5.500	11/09/16	A2	787,676
225,000	e	Italy Government International Bond	5.375	06/12/17	NR	248,586

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,100,000		Italy Government International Bond	6.875%	09/27/23	Aa2	$1,363,427
275,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	283,854
300,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	Aaa	320,880
500,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	545,610
173,000		Mexico Government International Bond	6.375	01/16/13	Baa1	190,041
979,000		Mexico Government International Bond	5.875	01/15/14	Baa1	1,047,530
300,000		Mexico Government International Bond	6.750	09/27/34	Baa1	334,650
300,000		Mexico Government International Bond	6.050	01/11/40	Baa1	299,250
50,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	54,044
500,000	e	Province of Manitoba Canada	4.450	04/12/10	Aa1	520,886
600,000	e	Province of Manitoba Canada	5.000	02/15/12	Aa1	642,847
550,000		Province of Ontario	4.750	01/19/16	Aa1	581,132
1,100,000		Province of Ontario Canada	2.750	02/22/11	Aa1	1,100,710
550,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	662,602
		TOTAL FOREIGN GOVERNMENT BONDS				13,036,568

MORTGAGE BACKED SECURITIES - 37.65%
1,985,164		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16		2,067,525
1,500,000		Federal Home Loan Mortgage Corp (FHLMC)	4.000	09/15/19		1,463,373
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)	5.000	06/15/29		2,047,220
322,495		Federal Home Loan Mortgage Corp (FHLMC)	6.000	12/15/30		327,454
3,000,000		Federal Home Loan Mortgage Corp (FHLMC)	5.000	06/15/31		3,021,209
1,500,000		Federal Home Loan Mortgage Corp (FHLMC)	5.500	05/15/33		1,526,197
836,448		Federal Home Loan Mortgage Corp (FHLMC)	4.500	09/15/35		833,797
1,069,265	i	Federal Home Loan Mortgage Corp (FHLMC)	5.075	02/01/36		1,073,092
3,130,036	i	Federal Home Loan Mortgage Corp (FHLMC)	5.790	07/01/36		3,202,460
855,802	i	Federal Home Loan Mortgage Corp (FHLMC)	5.005	09/01/36		860,411
1,434,777	i	Federal Home Loan Mortgage Corp (FHLMC)	6.119	09/01/36		1,466,703
979,901	i	Federal Home Loan Mortgage Corp (FHLMC)	5.724	02/01/37		998,137
1,642,998	i	Federal Home Loan Mortgage Corp (FHLMC)	5.672	03/01/37		1,672,152
2,964,388	i	Federal Home Loan Mortgage Corp (FHLMC)	5.790	03/01/37		3,011,789
232,981	i	Federal Home Loan Mortgage Corp (FHLMC)	5.885	04/01/37		248,857
387,938	i	Federal Home Loan Mortgage Corp (FHLMC)	6.130	05/01/37		395,702
7,206,537	i	Federal Home Loan Mortgage Corp (FHLMC)	5.734	06/01/37		7,334,184
1,246,768	i	Federal Home Loan Mortgage Corp (FHLMC)	5.903	08/01/37		1,269,487
3,513,397	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	12/01/33		3,730,948
974,731	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	05/01/35		1,035,086
34,748		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	09/01/10		35,937
108,013		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16		113,202
1,151,522		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19		1,180,588
1,954,487		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	07/01/20		1,946,585
727,914		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	09/01/20		724,971
689,996		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	10/01/20		698,460
1,475,600	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	10/01/20		1,508,929
85,473		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20		90,779
584,895		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	06/01/21		582,531
1,431,337		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	08/01/21		1,462,369
258,071		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	01/01/29		270,198
22,331		Federal Home Loan Mortgage Corp Gold (FGLMC)	8.000	01/01/31		24,247
3,862,340		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	12/01/33		3,914,765
2,216,200		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	01/01/34		2,200,821
1,031,831		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	10/01/34		996,814
745,945		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	12/01/34		755,117

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 1,695,955		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500%	03/01/35	$1,715,794
2,193,086		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	05/01/35	2,253,288
2,564,243		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	06/01/35	2,594,239
1,255,395		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	06/01/35	1,270,081
406,927		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	10/01/35	403,565
805,534		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	11/01/35	798,878
884,618		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	01/01/36	934,617
840,870		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	04/01/36	850,128
150,900		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	05/01/36	156,669
792,738		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	10/01/36	823,042
359,790		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/36	370,206
965,066		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/37	975,692
1,846,286		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	04/01/37	1,866,139
2,604,731		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	05/01/37	2,632,739
1,182,172		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	08/01/37	1,213,358
152,591		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	09/01/37	156,617
2,000,000	h	Federal National Mortgage Association (FNMA)	6.500	12/01/99	2,067,420
621,870		Federal National Mortgage Association (FNMA)	6.282	12/01/08	628,089
58,161		Federal National Mortgage Association (FNMA)	5.000	06/01/13	59,620
2,311,581		Federal National Mortgage Association (FNMA)	4.771	02/01/14	2,348,240
2,855,744		Federal National Mortgage Association (FNMA)	4.640	11/01/14	2,848,315
424,364		Federal National Mortgage Association (FNMA)	4.558	01/01/15	426,031
236,957		Federal National Mortgage Association (FNMA)	6.500	10/01/16	248,677
97,396		Federal National Mortgage Association (FNMA)	6.500	11/01/16	102,213
163,443		Federal National Mortgage Association (FNMA)	6.500	02/01/18	171,131
403,498		Federal National Mortgage Association (FNMA)	5.500	04/01/18	414,134
147,953		Federal National Mortgage Association (FNMA)	5.500	05/01/18	151,787
189,358		Federal National Mortgage Association (FNMA)	6.000	01/01/19	196,129
1,000,000		Federal National Mortgage Association (FNMA)	4.000	02/25/19	966,445
1,385,011		Federal National Mortgage Association (FNMA)	4.500	04/01/19	1,382,657
164,176		Federal National Mortgage Association (FNMA)	4.500	12/01/20	163,608
40,965		Federal National Mortgage Association (FNMA)	8.000	03/01/23	44,540
2,000,000	h	Federal National Mortgage Association (FNMA)	4.500	04/25/23	1,988,750
712,053		Federal National Mortgage Association (FNMA)	5.500	02/01/24	725,232
1,640,113		Federal National Mortgage Association (FNMA)	5.500	07/01/24	1,669,229
3,864,082		Federal National Mortgage Association (FNMA)	5.000	10/01/25	3,871,498
23,565		Federal National Mortgage Association (FNMA)	9.000	11/01/25	26,068
22,991		Federal National Mortgage Association (FNMA)	7.500	01/01/29	24,893
410,253		Federal National Mortgage Association (FNMA)	7.000	07/01/32	435,969
190,292		Federal National Mortgage Association (FNMA)	5.000	02/01/33	188,870
863,562		Federal National Mortgage Association (FNMA)	4.500	03/25/33	865,996
1,117,205		Federal National Mortgage Association (FNMA)	5.500	06/01/33	1,131,452
489,852		Federal National Mortgage Association (FNMA)	5.000	07/01/33	486,191
3,133,662		Federal National Mortgage Association (FNMA)	5.500	07/01/33	3,173,625
1,358,854		Federal National Mortgage Association (FNMA)	4.500	08/01/33	1,313,396
890,897		Federal National Mortgage Association (FNMA)	5.000	08/01/33	884,238
1,500,000		Federal National Mortgage Association (FNMA)	5.500	08/25/33	1,533,827
1,366,068		Federal National Mortgage Association (FNMA)	4.500	10/01/33	1,320,368
574,805		Federal National Mortgage Association (FNMA)	5.000	10/01/33	570,509
599,519		Federal National Mortgage Association (FNMA)	5.000	10/01/33	595,039
1,143,421		Federal National Mortgage Association (FNMA)	5.000	11/01/33	1,134,874
1,170,465		Federal National Mortgage Association (FNMA)	5.000	11/01/33	1,161,717
4,826,038		Federal National Mortgage Association (FNMA)	5.000	11/01/33	4,789,965

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 503,132		Federal National Mortgage Association (FNMA)	5.500%	12/01/33	$509,548
457,968		Federal National Mortgage Association (FNMA)	5.500	12/01/33	463,808
864,051		Federal National Mortgage Association (FNMA)	5.500	12/01/33	875,070
606,163		Federal National Mortgage Association (FNMA)	5.500	01/01/34	613,894
290,734		Federal National Mortgage Association (FNMA)	5.000	03/01/34	288,561
237,267		Federal National Mortgage Association (FNMA)	5.000	03/01/34	235,494
2,388,530		Federal National Mortgage Association (FNMA)	5.000	03/01/34	2,370,674
290,455		Federal National Mortgage Association (FNMA)	5.000	03/01/34	288,284
1,178,279		Federal National Mortgage Association (FNMA)	5.000	03/01/34	1,169,472
1,885,403		Federal National Mortgage Association (FNMA)	5.000	04/01/34	1,870,209
4,493,302		Federal National Mortgage Association (FNMA)	5.000	08/01/34	4,459,158
600,000		Federal National Mortgage Association (FNMA)	5.500	10/25/34	598,405
687,707		Federal National Mortgage Association (FNMA)	5.500	01/01/35	695,972
1,589,345		Federal National Mortgage Association (FNMA)	5.500	02/01/35	1,609,613
2,361,501		Federal National Mortgage Association (FNMA)	5.000	02/25/35	2,412,161
1,803,012		Federal National Mortgage Association (FNMA)	5.500	04/01/35	1,824,682
3,348,292		Federal National Mortgage Association (FNMA)	5.500	05/01/35	3,386,803
4,574,670	d	Federal National Mortgage Association (FNMA)	5.500	05/01/35	4,627,287
2,677,707		Federal National Mortgage Association (FNMA)	6.000	05/01/35	2,747,890
112,680		Federal National Mortgage Association (FNMA)	7.500	06/01/35	120,433
616,290		Federal National Mortgage Association (FNMA)	6.000	07/01/35	632,443
4,296,794		Federal National Mortgage Association (FNMA)	6.000	08/01/35	4,409,412
1,215,277		Federal National Mortgage Association (FNMA)	5.500	09/01/35	1,230,776
3,224,424		Federal National Mortgage Association (FNMA)	5.000	10/01/35	3,196,082
256,872		Federal National Mortgage Association (FNMA)	5.000	10/01/35	254,615
986,682		Federal National Mortgage Association (FNMA)	5.500	12/01/35	998,031
1,617,847		Federal National Mortgage Association (FNMA)	6.000	03/01/36	1,659,198
2,637,255	d	Federal National Mortgage Association (FNMA)	6.000	04/01/36	2,704,660
665,965		Federal National Mortgage Association (FNMA)	6.500	04/01/36	690,348
2,117,560	i	Federal National Mortgage Association (FNMA)	5.961	07/01/36	2,165,060
5,758,122	i	Federal National Mortgage Association (FNMA)	5.741	09/01/36	5,866,874
616,674	h	Federal National Mortgage Association (FNMA)	6.500	09/01/36	631,724
821,630		Federal National Mortgage Association (FNMA)	6.000	10/01/36	842,630
2,568,391	i	Federal National Mortgage Association (FNMA)	5.776	12/01/36	2,610,357
1,366,626	h	Federal National Mortgage Association (FNMA)	6.500	12/01/36	1,378,431
1,069,846		Federal National Mortgage Association (FNMA)	6.500	12/01/36	1,099,003
463,614		Federal National Mortgage Association (FNMA)	7.000	02/01/37	486,984
1,016,795	h	Federal National Mortgage Association (FNMA)	6.500	03/01/37	1,035,433
92,836		Federal National Mortgage Association (FNMA)	7.000	04/01/37	97,516
1,937,846		Federal National Mortgage Association (FNMA)	6.000	06/01/37	1,986,894
1,060,958		Federal National Mortgage Association (FNMA)	6.000	07/01/37	1,087,812
230,584		Federal National Mortgage Association (FNMA)	6.000	08/01/37	236,420
316,084		Federal National Mortgage Association (FNMA)	6.500	08/01/37	327,635
357,697		Federal National Mortgage Association (FNMA)	6.500	08/01/37	370,769
86,117		Federal National Mortgage Association (FNMA)	6.000	09/01/37	88,297
105,897		Federal National Mortgage Association (FNMA)	6.000	09/01/37	108,578
1,031,407		Federal National Mortgage Association (FNMA)	6.000	09/01/37	1,047,191
135,619		Federal National Mortgage Association (FNMA)	6.000	09/01/37	139,052
143,725		Federal National Mortgage Association (FNMA)	6.000	09/01/37	147,363
233,838		Federal National Mortgage Association (FNMA)	6.500	09/01/37	242,384
1,324,923		Federal National Mortgage Association (FNMA)	6.500	09/01/37	1,373,341
647,840		Federal National Mortgage Association (FNMA)	6.500	09/01/37	671,515
1,194,063		Federal National Mortgage Association (FNMA)	6.500	09/01/37	1,237,699

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 490,221	i	Federal National Mortgage Association (FNMA)	5.931%	10/01/37		$507,733
112,256		Federal National Mortgage Association (FNMA)	6.000	10/01/37		115,097
2,458,718		Federal National Mortgage Association (FNMA)	6.500	10/01/37		2,548,570
966,253		Federal National Mortgage Association (FNMA)	6.000	12/01/37		981,040
309,733		Federal National Mortgage Association (FNMA)	7.000	03/01/38		325,355
642,579		Federal National Mortgage Association (FNMA)	7.000	03/01/38		674,988
406,735		Federal National Mortgage Association (FNMA)	7.000	03/01/38		427,249
5,000,000	h	Government National Mortgage Association (GNMA)	5.000	05/01/34		4,989,050
15,769		Government National Mortgage Association (GNMA)	6.500	09/15/23		16,471
52,447		Government National Mortgage Association (GNMA)	7.500	11/15/23		56,545
6,146		Government National Mortgage Association (GNMA)	7.500	08/15/28		6,629
77,584		Government National Mortgage Association (GNMA)	6.500	12/15/28		81,156
145,135		Government National Mortgage Association (GNMA)	6.500	03/15/29		151,774
46,066		Government National Mortgage Association (GNMA)	8.500	10/20/30		50,513
15,549		Government National Mortgage Association (GNMA)	7.000	06/20/31		16,589
320,252		Government National Mortgage Association (GNMA)	5.000	02/15/33		320,855
2,056,497		Government National Mortgage Association (GNMA)	5.000	09/15/33		2,060,364
443,028		Government National Mortgage Association (GNMA)	5.500	11/20/33		451,924
1,861,278		Government National Mortgage Association (GNMA)	5.500	02/20/35		1,897,750
650,719		Government National Mortgage Association (GNMA)	5.500	03/20/35		663,470
		TOTAL MORTGAGE BACKED SECURITIES				201,782,957
MUNICIPAL BONDS - 0.13%
700,000		State of Wisconsin	10.800	05/01/32	A1	700,000
		TOTAL MUNICIPAL BONDS				700,000

U.S. TREASURY SECURITIES - 9.12%
5,124,492		United States Treasury Inflation Indexed Bonds	0.875	04/15/10		5,244,195
1,329,100		United States Treasury Inflation Indexed Bonds	2.375	04/15/11		1,427,952
5,998,000		United States Treasury Note	2.875	01/31/13		6,113,743
2,870,000		United States Treasury Note	2.750	02/28/13		2,909,463
624,000		United States Treasury Note	4.750	08/15/17		690,397
3,560,000		United States Treasury Note	4.250	11/15/17		3,798,353
3,857,000		United States Treasury Note	3.500	02/15/18		3,879,297
8,198,000		United States Treasury Note	8.000	11/15/21		11,563,025
6,600,000	d	United States Treasury Bond	5.250	02/15/29		7,438,919
507,000		United States Treasury Bond	4.500	02/15/36		523,755
1,678,000		United States Treasury Bond	4.750	02/15/37		1,804,768
2,360,000		United States Treasury Bond	5.000	05/15/37		2,640,066
2,000,000	j	United States Treasury Strip Principal		08/15/27		830,284
		TOTAL U.S. TREASURY SECURITIES				48,864,217

		TOTAL GOVERNMENT BONDS				285,573,682
		(Cost $278,638,801)
		TOTAL BONDS				416,490,461
		(Cost $411,329,799)

STRUCTURED ASSETS - 20.70%

ASSET BACKED - 12.93%
500,000		AmeriCredit Automobile Receivables Trust Series 2007-
		BF (Class A3A)	5.160	04/06/12	Aaa	499,048
186,349	i	AQ Finance NIM Trust Series 2004-RN2	2.799	04/25/09	Aaa	165,164
74,666	i,m,v	AQ Finance NIM Trust Series 2004-RN3	2.779	05/25/09	Aaa	74,504

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,000,000		Capital One Auto Finance Trust Series 2007-B (Class
		A3A)	5.030%	04/15/12	Aaa	$1,941,552
2,018,328		Centex Home Equity Series 2002-A (Class AF6)	5.540	01/25/32	Aaa	2,013,750
705,000		Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	622,759
2,389,350		Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2002-2 (Class 1A5)	5.833	04/25/32	Aaa	2,450,266
817,424		Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	408,346
817,424		Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1M1)	5.700	02/25/35	Aa2	610,557
724,186		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	724,540
469,385		CIT Group Home Equity Loan Trust Series 2002-2
		(Class BF)	6.830	06/25/33	Ba1	226,420
682,304		CIT Group Home Equity Loan Trust Series 2002-2
		(Class MF2)	6.390	12/25/30	A3	459,168
1,700,000		Citicorp Mortgage Securities, Inc Series 2006-2
		(Class A3)	5.563	09/25/36	Aaa	1,628,141
500,000		Countrywide Alternative Loan Trust Series 2004-29CB
		(Class A7)	5.375	01/25/35	NR	462,706
715,611		Countrywide Alternative Loan Trust Series 2004-30CB
		(Class 1A15)	5.500	08/25/16	Aaa	659,016
1,800,000		Countrywide Alternative Loan Trust Series 2005-42CB
		(Class A12)	5.500	10/25/35	Aa1	1,422,401
2,500,000		Countrywide Asset-Backed Certificates Series 2007-S2
		(Class A3)	5.813	05/25/37	Aaa	1,819,817
160,503	i	Countrywide Home Equity Loan Trust Series 2004-B
		(Class 1A)	3.038	02/15/29	Baa3	112,415
222,475		Credit-Based Asset Servicing and Securitization LLC
		Series 2007-MX1 (Class A1)	6.159	12/25/36	Aaa	222,181
3,000,000		Flagstar Home Equity Loan Trust Series 2007-1A
		(Class AF3)	5.781	01/25/35	Aaa	2,453,474
2,650,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV
		A3	5.590	10/25/29	Baa3	2,355,106
2,650,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV
		A4	5.810	10/25/29	Baa3	1,938,438
239,417	i	Golden Securities Corp Series 2003-A (Class A1)	3.009	12/02/13	Aaa	239,816
4,500,000		Hertz Vehicle Financing LLC Series 2005-1A
		(Class A3)	5.010	02/25/11	Aaa	4,347,662
400,000		Hertz Vehicle Financing LLC Series 2005-1A
		(Class A5)	5.080	11/25/11	Aaa	368,327
501,165		HFC Home Equity Loan Asset Backed Certificates
		Series 2006-4 (Class A1F)	5.790	03/20/36	Aaa	492,838
1,282,337		HFC Home Equity Loan Asset Backed Certificates
		Series 2007-1 (Class A1F)	5.910	03/20/36	Aaa	1,282,371
3,000,000		Household Automotive Trust Series 2006-3
		(Class A4)	5.340	09/17/13	Aaa	3,070,516
2,250,000		JPMorgan Auto Receivables Trust Series 2007-A
		(Class A3)	5.190	02/15/11	Aaa	2,269,265
1,323,669		Marriott Vacation Club Owner Trust Series 2006-1A
		(Class A)	5.737	04/20/28	Aaa	1,384,105
1,218,498		Marriott Vacation Club Owner Trust Series 2006-2A
		(Class A)	5.362	10/20/28	Aaa	1,269,873

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 355,626		Marriott Vacation Club Owner Trust Series 2007-1A
		(Class A)	5.518%	05/20/29	Aaa	$354,850
265,570	m,v	New York City Tax Lien Series 2006-AA (Class A)	5.930	11/10/19	Aaa	265,737
200,000		Nissan Auto Lease Trust Series 2006-A (Class A4)	5.100	07/16/12	Aaa	204,049
312,876		Peco Energy Transition Trust Series 1999-A
		(Class A7)	6.130	03/01/09	Aaa	316,691
157,223		Public Service New Hampshire Funding LLC Series
		2001-1 (Class A2)	5.730	11/01/10	Aaa	158,418
1,000,000		Renaissance Home Equity Loan Trust Series 2006-3
		(Class AF3)	5.586	11/25/36	Aaa	968,174
925,983		Residential Asset Mortgage Products, Inc Series 2003-
		RZ5 (Class A7)	4.970	09/25/33	NR	932,044
5,000,000	d,i	Residential Asset Mortgage Products, Inc Series 2004-
		RS11 (Class M1)	3.219	11/25/34	Aa1	3,913,717
495,390		Residential Asset Securities Corp Series 2001-KS2
		(Class AI6)	6.489	10/25/30	Aaa	494,011
7,000,000		Residential Funding Mortgage Securities II, Inc Series
		2006-H12 (Class A3)	5.790	02/25/36	Baa3	5,456,487
500,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HI1 (Class M1)	6.010	02/25/36	Aa1	266,780
1,500,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HI1 (Class M2)	6.060	02/25/36	Aa2	586,916
1,000,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HI3 (Class A3)	5.960	02/25/36	Baa3	689,014
3,528,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HI4 (Class A3)	5.440	09/25/36	Baa3	2,569,155
250,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HI5 (Class A2)	5.520	04/25/21	Baa3	209,551
3,000,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HSA2 (Class AI3)	5.550	03/25/36	Baa3	1,965,033
935,758		Saxon Asset Securities Trust Series 2002-2
		(Class AF6)	6.120	11/25/30	Aaa	933,635
1,667,786	m	Sierra Receivables Funding Co Series 2006-1A
		(Class A1)	5.840	05/20/18	Aaa	1,526,008
5,861,929	m,v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aaa	5,396,410
1,834,616	m,v	Wachovia Amortization Controlled Heloc NIM Series
		2006-N1 (Class N1)	5.683	08/12/47	A3	1,759,773
2,000,000		Wachovia Auto Loan Owner Trust Series 2006-2A
		(Class A3)	5.230	08/22/11	Aaa	2,017,793
345,636	i	Wachovia Loan Trust Series 2005-SD1 (Class A)	2.959	05/25/35	NR	320,642
		TOTAL ASSET BACKED				69,299,430

OTHER MORTGAGE BACKED SECURITIES - 7.77%
3,000,000	d	Banc of America Commercial Mortgage, Inc Series
		2002-2 (Class A3)	5.118	07/11/43	NR	2,949,811
1,000,000		Banc of America Commercial Mortgage, Inc Series
		2005-1 (Class B)	5.108	11/10/42	NR	810,815
80,000		Banc of America Commercial Mortgage, Inc Series
		2006-4 (Class A4)	5.634	07/10/46	Aaa	79,717
350,000		Banc of America Commercial Mortgage, Inc Series
		2007-2 (Class A2)	5.634	04/10/49	NR	344,223
761,102		Banc of America Mortgage Securities, Inc Series 2006-1
		(Class A8)	6.000	05/25/36	Aaa	767,085

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 187,436		Bank of America Alternative Loan Trust Series 2004-8
		(Class 3A1)	5.500%	09/25/19	Aaa	$179,500
500,000		Bear Stearns Commercial Mortgage Securities Series
		2006-PW11 (Class A4)	5.457	03/11/39	NR	497,826
1,175,000		Bear Stearns Commercial Mortgage Securities Series
		2006-PW13 (Class A4)	5.540	09/11/41	NR	1,164,230
700,000		Bear Stearns Commercial Mortgage Securities Series
		2006-PW14 (Class A4)	5.201	12/11/38	NR	675,272
1,450,000		Bear Stearns Commercial Mortgage Securities Series
		2006-T22 (Class A4)	5.465	04/12/38	Aaa	1,449,747
600,000		Bear Stearns Commercial Mortgage Securities Series
		2006-T24 (Class A4)	5.537	10/12/41	Aaa	593,922
1,300,000		Citicorp Mortgage Securities, Inc Series 2005-4 (Class
		1A7)	5.500	07/25/35	Aa1	1,093,485
1,100,000		Citigroup/Deutsche Bank Commercial Mortgage Trust
		Series 2006-CD3 (Class A5)	5.617	10/15/48	Aaa	1,093,610
704,135		Countrywide Home Loan Mortgage Pass Through Trust
		Series 2005-17 (Class 1A10)	5.250	09/25/35	NR	692,872
750,000		Credit Suisse Mortgage Capital Certificates Series 2006-
		C4 (Class A3)	5.467	09/15/39	Aaa	737,506
1,250,000		Credit Suisse Mortgage Capital Certificates Series 2006-
		C5 (Class A3)	5.311	12/15/39	Aaa	1,214,173
1,980,521	i	Credit Suisse/Morgan Stanley Commercial Mortgage
		Certificate Series HC1A (Class A1)	3.008	05/15/23	Aaa	1,865,043
1,000,000		GE Capital Commercial Mortgage Corp Series 2003-C2
		(Class A4)	5.145	07/10/37	Aaa	967,306
500,000		GE Capital Commercial Mortgage Corp Series 2005-C3
		(Class A5)	4.979	07/10/45	NR	485,126
1,000,000		Greenwich Capital Commercial Funding Corp Series
		2007-GG11 (Class A2)	5.597	12/10/49	NR	970,903
500,000		GS Mortgage Securities Corp II Series 2006-GG8
		(Class A4)	5.560	11/10/39	Aaa	495,194
750,000		GS Mortgage Securities Corp II Series 2007-GG10
		(Class A2)	5.778	08/10/45	Aaa	741,812
599,162		GSAA Trust Series 2004-3 (Class AF3)	5.691	04/25/34	Aaa	601,336
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	987,515
750,000		JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2006-LDP7 (Class A2)	5.861	04/15/45	Aaa	751,728
1,100,000		JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2007-CB18 (Class A4)	5.440	06/12/47	Aaa	1,068,260
1,110,000		LB-UBS Commercial Mortgage Trust Series 2006-C3
		(Class A4)	5.661	03/15/39	Aaa	1,113,224
200,564		MASTR Asset Securitization Trust Series 2005-2
		(Class 3A1)	5.000	10/25/20	Aaa	195,572
1,000,000		Merrill Lynch Mortgage Trust Series 2003-KEY1
		(Class A4)	5.236	11/12/35	NR	985,637
1,000,000		Merrill Lynch Mortgage Trust Series 2004-BPC1
		(Class AJ)	4.922	10/12/41	A	879,032
425,000		Merrill Lynch Mortgage Trust Series 2005-LC1
		(Class A4)	5.291	01/12/44	Aaa	423,299
275,000		Merrill Lynch Mortgage Trust Series 2006-C1
		(Class A4)	5.658	05/12/39	NR	276,834

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 250,000		Merrill Lynch/Countrywide Commercial Mortgage Trust
		Series 2006-1 (Class A4)	5.426%	02/12/39	NR	$248,193
1,200,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	NR	1,192,330
100,000		Morgan Stanley Capital I Series 2006-HQ9 (Class A4)	5.731	07/12/44	NR	100,306
250,000		Morgan Stanley Capital I Series 2006-IQ11 (Class AJ)	5.777	10/15/42	NR	207,539
1,100,000		Morgan Stanley Capital I Series 2006-IQ12 (Class A2)	5.283	12/15/43	NR	1,078,032
500,000		Morgan Stanley Capital I Series 2007-HQ11
		(Class A31)	5.439	02/12/44	Aaa	487,783
400,000		Residential Accredit Loans, Inc Series 2005-QS17
		(Class A1)	6.000	12/25/35	Aaa	345,384
940,000		Residential Accredit Loans, Inc Series 2005-QS6
		(Class A7)	5.750	05/25/35	Aa1	776,075
1,000,000		Wachovia Bank Commercial Mortgage Trust Series
		2005-C20 (Class A7)	5.118	07/15/42	Aaa	988,166
100,000		Wachovia Bank Commercial Mortgage Trust Series
		2007-C30 (Class AM)	5.383	12/15/43	Aaa	89,052
750,000		Wachovia Bank Commercial Mortgage Trust Series
		2007-C31 (Class A2)	5.421	04/15/47	Aaa	731,843
4,026,781		Washington Mutual, Inc Series 2003-S10 (Class A1)	4.500	10/25/18	NR	3,901,997
2,470,666		Wells Fargo Mortgage Backed Securities Trust Series
		2004-7 (Class 1A1)	4.500	07/25/19	NR	2,438,239
1,953,914		Wells Fargo Mortgage Backed Securities Trust Series
		2005-1 (Class 2A1)	5.000	01/25/20	Aaa	1,909,010
		TOTAL OTHER MORTGAGE BACKED SECURITIES				41,645,564

		TOTAL STRUCTURED ASSETS				110,944,994
		(Cost $122,594,652)

SHARES		COMPANY
PREFERRED STOCKS - 0.06%

DEPOSITORY INSTITUTIONS - 0.06%
14,000	e	Bank of America Corp	6.204	12/30/49	Aa3	304,360
		TOTAL DEPOSITORY INSTITUTIONS				304,360

		TOTAL PREFERRED STOCKS				304,360
		(Cost $350,000)

TIAA-CREF MUTUAL FUNDS - 0.73%
418,988	q	TIAA-CREF Institutional High Yield Fund II				3,892,403
		TOTAL TIAA-CREF MUTUAL FUNDS				3,892,403
		(Cost $4,277,984)

SHORT-TERM INVESTMENTS - 3.91%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.74%
3,977,610		State Street Navigator Securities Lending Prime Portfolio				3,977,610
						3,977,610
PRINCIPAL		ISSUER

DEPOSITORY INSTITUTIONS - 1.01%
$ 4,110,000		Rabobank USA Financial Corp		04/01/08		4,109,673
1,300,000		Wells Fargo & Co		04/01/08		1,299,897
						5,409,570

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

			MATURITY
PRINCIPAL		ISSUER	DATE	VALUE
FOOD AND KINDRED PRODUCTS - 0.93%
$ 5,000,000		Nestle Capital Corp	04/01/08	$4,999,603
				4,999,603

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.59%
3,170,000		Pitney Bowes, Inc	04/01/08	3,169,745
				3,169,745

NONDEPOSITORY INSTITUTIONS - 0.64%
3,410,000		Federal Home Loan Bank (FHLB)	04/18/08	3,407,102
				3,407,102

		TOTAL SHORT-TERM INVESTMENTS		20,963,630
		(Cost $20,964,261)

		TOTAL PORTFOLIO - 103.11%		552,595,848
		(Cost $559,516,696)
		OTHER ASSETS & LIABILITIES, NET - (3.11)%		(16,651,101)

		NET ASSETS - 100.00%		$535,944,747

		ABBREVIATION:
		NR - Not Rated

	+	As provided by Moody's Investors Service (unaudited).
	d	All or a portion of these securities have been segregated by the custodian to cover securities
		purchased on a delayed delivery basis.
	e	All or a portion of these securities are out on loan
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in
		transactions exempt from registration to qualified institutional buyers.
		At March 31, 2008, the value of these securities amounted to $15,030,846 or 2.80% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	i	Floating rate or variable rate securities reflects the rate at March 31, 2008.
	j	Zero coupon
	m	Indicates a security has been deemed illiquid.
	q	Affiliated fund.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SHORT-TERM BOND FUND II
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

BONDS - 85.25%

CORPORATE BONDS - 21.89%

AMUSEMENT AND RECREATION SERVICES - 0.50%
$ 350,000		Walt Disney Co	5.700%	07/15/11	A2	$371,226
1,000,000		Walt Disney Co	4.700	12/01/12	A2	1,026,454
		TOTAL AMUSEMENT AND RECREATION SERVICES				1,397,680

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.18%
500,000		Home Depot, Inc	3.750	09/15/09	Baa1	495,009
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				495,009

BUSINESS SERVICES - 0.22%
500,000		Daimler Finance North America LLC	5.875	03/15/11	A3	511,123
100,000		Daimler Finance North America LLC	5.750	09/08/11	A3	102,102
		TOTAL BUSINESS SERVICES				613,225

CHEMICALS AND ALLIED PRODUCTS - 0.59%
100,000		Abbott Laboratories	5.600	05/15/11	A1	106,168
200,000		Air Products & Chemicals, Inc	4.150	02/01/13	A2	200,252
1,000,000		Clorox Co	5.450	10/15/12	Baa2	1,029,460
300,000		Lubrizol Corp	4.625	10/01/09	Baa3	301,092
		TOTAL CHEMICALS AND ALLIED PRODUCTS				1,636,972

COMMUNICATIONS - 1.18%
1,500,000		Alamosa Delaware, Inc	8.500	01/31/12	Baa3	1,353,750
250,000		Allbritton Communications Co	7.750	12/15/12	B1	245,000
100,000		AT&T Corp	7.300	11/15/11	A2	108,313
500,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	480,000
295,000		Rogers Wireless, Inc	8.000	12/15/12	Ba1	305,325
600,000		Time Warner Cable, Inc	5.400	07/02/12	Baa2	589,519
200,000		Viacom, Inc	5.750	04/30/11	Baa3	202,130
		TOTAL COMMUNICATIONS				3,284,037

DEPOSITORY INSTITUTIONS - 6.77%
700,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	753,319
1,500,000	e	Banco Nacional de Comercio Exterior SNC	3.875	01/21/09	A1	1,492,800
350,000	e	Bank of America Corp	4.875	09/15/12	Aa1	355,096
2,475,000	e	Citigroup, Inc	5.125	02/14/11	Aa3	2,490,060
600,000		Citigroup, Inc	5.100	09/29/11	Aa3	599,272
2,100,000		Citigroup, Inc	5.250	02/27/12	Aa3	2,094,863
130,000		Deutsche Bank AG.	5.375	10/12/12	Aa1	135,863
500,000		FIA Card Services NA	7.125	11/15/12	Baa2	554,322
1,250,000	e	JPMorgan Chase & Co	3.500	03/15/09	Aa2	1,245,930
750,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	741,643
1,000,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	1,084,828

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 250,000		Popular North America, Inc	3.875%	10/01/08	A3	$249,097
250,000		Popular North America, Inc	5.650	04/15/09	A3	248,701
625,000		US Bank NA	5.700	12/15/08	Aa2	637,536
625,000		Wachovia Corp	5.300	10/15/11	Aa3	631,023
500,000	e	Washington Mutual, Inc	5.500	08/24/11	Baa3	430,000
2,900,000		Wells Fargo & Co	4.875	01/12/11	Aa1	2,950,321
1,000,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	1,063,635
1,000,000		Western Financial Bank	9.625	05/15/12	Aa2	1,060,492
		TOTAL DEPOSITORY INSTITUTIONS				18,818,801

ELECTRIC, GAS, AND SANITARY SERVICES - 1.26%
625,000		Atmos Energy Corp	4.000	10/15/09	Baa3	622,000
275,000		Consumers Energy Co	4.400	08/15/09	Baa1	276,525
1,250,000	e	Ohio Power Co	5.300	11/01/10	A3	1,285,496
625,000		ONEOK Partners LP	5.900	04/01/12	Baa2	649,305
600,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	660,833
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				3,494,159

FABRICATED METAL PRODUCTS - 0.37%
1,000,000		Stanley Works	5.000	03/15/10	A2	1,034,288
		TOTAL FABRICATED METAL PRODUCTS				1,034,288

FOOD AND KINDRED PRODUCTS - 1.05%
200,000		Bottling Group LLC	4.625	11/15/12	Aa2	208,468
625,000	g	Cadbury Schweppes US Finance LLC	3.875	10/01/08	Baa2	623,654
440,000		Diageo Finance BV	3.875	04/01/11	A3	441,537
625,000		Kraft Foods, Inc	4.000	10/01/08	Baa2	624,394
1,000,000		Kraft Foods, Inc	6.000	02/11/13	Baa2	1,033,863
		TOTAL FOOD AND KINDRED PRODUCTS				2,931,916

FOOD STORES - 0.23%
625,000		Safeway, Inc	4.125	11/01/08	Baa2	627,138
		TOTAL FOOD STORES				627,138

GENERAL BUILDING CONTRACTORS - 0.18%
500,000		DR Horton, Inc	9.750	09/15/10	Ba2	493,750
		TOTAL GENERAL BUILDING CONTRACTORS				493,750

HOLDING AND OTHER INVESTMENT OFFICES - 0.23%
625,000		Simon Property Group LP	5.600	09/01/11	A3	625,291
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				625,291

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.92%
1,250,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	1,247,156
250,000	e	Hewlett-Packard Co	5.250	03/01/12	A2	261,253
1,000,000		IBM International Group Capital LLC	5.050	10/22/12	A1	1,044,557
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				2,552,966

INSTRUMENTS AND RELATED PRODUCTS - 0.09%
250,000		Xerox Corp	7.625	06/15/13	Baa2	258,469
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				258,469

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
INSURANCE CARRIERS - 0.56%
$ 250,000	g	Mantis Reef Ltd	4.799%	11/03/09	A3	$258,051
1,000,000	e	Prudential Financial, Inc	5.800	06/15/12	A3	1,047,906
250,000		United Health Group, Inc	4.875	02/15/13	Baa1	246,948
		TOTAL INSURANCE CARRIERS				1,552,905

MISCELLANEOUS RETAIL - 0.38%
1,000,000		CVS Caremark Corp	5.750	08/15/11	Baa2	1,046,094
		TOTAL MISCELLANEOUS RETAIL				1,046,094

NONDEPOSITORY INSTITUTIONS - 2.61%
250,000		American Express Centurion Bank	5.550	10/17/12	Aa3	252,264
300,000		American General Finance Corp	2.750	06/15/08	A1	298,866
1,250,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	1,309,542
100,000		Capital One Financial Corp	5.700	09/15/11	A3	94,328
1,000,000		Countrywide Financial Corp	3.602	05/07/12	Baa3	802,974
150,000	e	Countrywide Home Loans, Inc	3.250	05/21/08	Baa3	147,105
500,000		General Motors Acceptance Corp LLC	6.625	05/15/12	B1	378,241
1,250,000	e	HSBC Finance Corp	5.250	01/14/11	Aa3	1,245,688
1,050,000	e	HSBC Finance Corp	5.900	06/19/12	Aa3	1,052,454
500,000		International Lease Finance Corp	5.450	03/24/11	A1	499,530
625,000	e	Residential Capital LLC	8.125	11/21/08	B2	431,250
500,000	e	Residential Capital LLC	8.500	06/01/12	B2	245,000
500,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	499,188
		TOTAL NONDEPOSITORY INSTITUTIONS				7,256,430

OIL AND GAS EXTRACTION - 0.32%
625,000		Anadarko Petroleum Corp	3.250	05/01/08	Baa3	624,853
250,000		BJ Services Co	5.750	06/01/11	Baa1	261,089
		TOTAL OIL AND GAS EXTRACTION				885,942

PIPELINES, EXCEPT NATURAL GAS - 0.95%
750,000		Enbridge Energy Partners LP	4.000	01/15/09	Baa2	755,005
625,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	637,663
625,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	625,779
625,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	632,403
		TOTAL PIPELINES, EXCEPT NATURAL GAS				2,650,850

PRINTING AND PUBLISHING - 0.35%
1,000,000		Thomson Corp	5.250	08/15/13	Baa1	980,817
		TOTAL PRINTING AND PUBLISHING				980,817

REAL ESTATE - 0.35%
1,500,000	g	USB Realty Corp	6.091	12/30/49	A1	975,000
		TOTAL REAL ESTATE				975,000

SECURITY AND COMMODITY BROKERS - 1.63%
500,000		Franklin Resources, Inc	3.700	04/15/08	A1	500,206
500,000		Goldman Sachs Capital II	5.793	12/30/49	A2	333,050
650,000		Goldman Sachs Group, Inc	5.300	02/14/12	Aa3	658,460
500,000		Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	A3	316,250
600,000		Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	578,962
1,250,000	e	Merrill Lynch & Co, Inc	4.125	09/10/09	A1	1,224,294

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 925,000		Morgan Stanley	3.625%	04/01/08	Aa3	$925,000
		TOTAL SECURITY AND COMMODITY BROKERS				4,536,222

TRANSPORTATION BY AIR - 0.11%
300,000		FedEx Corp	3.500	04/01/09	Baa2	298,245
		TOTAL TRANSPORTATION BY AIR				298,245

TRANSPORTATION EQUIPMENT - 0.86%
600,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	649,015
1,250,000		General Dynamics Corp	3.000	05/15/08	A2	1,249,662
500,000		Honeywell International, Inc	4.250	03/01/13	A2	505,062
		TOTAL TRANSPORTATION EQUIPMENT				2,403,739

		TOTAL CORPORATE BONDS				60,849,945
		(Cost $62,038,066)

GOVERNMENT BONDS - 63.36%

AGENCY SECURITIES - 25.02%
750,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	752,039
750,000		Federal Farm Credit Bank (FFCB)	4.125	04/15/09	Aaa	764,159
3,000,000		Federal Home Loan Bank (FHLB)	5.375	08/19/11	Aaa	3,249,093
1,000,000		Federal Home Loan Bank (FHLB)	2.375	04/30/10	Aaa	1,001,709
2,000,000		Federal Home Loan Bank (FHLB)	5.000	10/16/09	Aaa	2,027,376
4,700,000		Federal Home Loan Mortgage Corp (FHLMC)	4.750	11/03/09	Aaa	4,881,133
633,132		Federal Home Loan Mortgage Corp (FHLMC)	5.125	10/15/15	Aaa	642,428
500,000		Federal Home Loan Mortgage Corp (FHLMC)	3.750	02/27/09	Aaa	506,540
6,500,000		Federal Home Loan Mortgage Corp (FHLMC)	4.875	02/09/10	Aaa	6,804,369
2,700,000		Federal Home Loan Mortgage Corp (FHLMC)	7.000	03/15/10	Aaa	2,941,955
2,000,000		Federal National Mortgage Association (FNMA)	3.625	02/12/13	Aaa	2,034,548
3,000,000		Federal National Mortgage Association (FNMA)	4.625	12/15/09	Aaa	3,117,318
3,650,000		Federal National Mortgage Association (FNMA)	5.100	09/10/09	Aaa	3,691,475
3,000,000		Federal National Mortgage Association (FNMA)	5.375	08/15/09	Aaa	3,125,379
3,500,000		Federal National Mortgage Association (FNMA)	6.250	02/01/11	Aaa	3,765,085
16,000,000		Federal National Mortgage Association (FNMA)	6.000	05/15/08	Aaa	16,068,928
5,900,000		Federal National Mortgage Association (FNMA)	7.125	06/15/10	Aaa	6,500,413
7,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	7,487,515
200,000		Private Export Funding Corp	5.870	07/31/08	Aaa	202,274
		TOTAL AGENCY SECURITIES				69,563,736

FOREIGN GOVERNMENT BONDS - 3.08%
250,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	265,342
1,100,000		Eksportfinans A/S	5.000	02/14/12	Aaa	1,171,057
400,000	g	Emirate of Abu Dhabi	5.500	08/02/12	Aa2	431,567
1,000,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	1,023,673
1,500,000		International Finance Corp	5.125	05/02/11	Aaa	1,626,817
1,550,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	1,599,905
250,000	e	Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	272,805
1,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa1	1,041,771
500,000	e	Province of Manitoba Canada	5.000	02/15/12	Aa1	535,706
600,000		Province of Ontario Canada	2.750	02/22/11	Aa1	600,387
		TOTAL FOREIGN GOVERNMENT BONDS				8,569,030

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
MORTGAGE BACKED SECURITIES - 1.14%
$ 647,336		Federal Home Loan Mortgage Corp (FHLMC)	6.000%	09/15/16		$674,193
154,610		FHLMC	6.000	12/15/30		156,988
116,114		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17		119,760
527,981		FGLMC	5.500	01/01/19		541,308
460,608		FGLMC	5.500	01/01/19		472,235
621,870		Federal National Mortgage Association (FNMA)	6.282	12/01/08		628,089
87,242		FNMA	5.000	06/01/13		89,430
472,300		FNMA	5.000	02/25/35		482,432
12,140		Government National Mortgage Association (GNMA)	6.204	06/16/21		12,180
		TOTAL MORTGAGE BACKED SECURITIES				3,176,615

MUNICIPAL BONDS - 0.83%
2,000,000		District of Columbia Water & Sewer Authority	7.000	10/01/29	Aaa	2,000,000
300,000		State of Wisconsin	10.800	05/01/32	A1	300,000
		TOTAL MUNICIPAL BONDS				2,300,000

U.S. TREASURY SECURITIES - 33.29%
13,312,539	k	United States Treasury Inflation Indexed Bonds	0.875	04/15/10		13,623,506
1,329,100	k	United States Treasury Inflation Indexed Bonds	2.375	04/15/11		1,427,952
3,120,120	k	United States Treasury Inflation Indexed Bonds	2.000	04/15/12		3,359,249
1,000,000		United States Treasury Note	5.125	06/30/08		1,009,219
4,000,000		United States Treasury Note	3.875	05/15/09		4,102,812
2,000,000		United States Treasury Note	4.000	08/31/09		2,068,438
6,000,000		United States Treasury Note	2.000	02/28/10		6,041,718
2,500,000		United States Treasury Note	4.500	11/30/11		2,713,672
21,211,000		United States Treasury Note	4.625	12/31/11		23,159,760
3,295,000		United States Treasury Note	2.875	01/31/13		3,358,584
31,267,000		United States Treasury Note	2.750	02/28/13		31,696,921
		TOTAL U.S. TREASURY SECURITIES				92,561,831

		TOTAL GOVERNMENT BONDS				176,171,212
		(Cost $170,367,889)

		TOTAL BONDS				237,021,157
		(Cost $232,405,955)

STRUCTURED ASSETS - 9.02%

ASSET BACKED - 7.60%
1,000,000		AmeriCredit Automobile Receivables Trust Series 2006-
		AF (Class A4)	5.640	09/06/13	Aaa	1,012,995
55,677		Asset Backed Funding Corp NIM Trust Series 2005-
		WMC1 (Class N1)	5.900	07/26/35	NR	6
269,110		Centex Home Equity Series 2002-A (Class AF6)	5.540	01/25/32	Aaa	268,500
1,466,363		Centex Home Equity Series 2004-D (Class MF2)	5.560	09/25/34	Aa3	933,850
408,712		Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	204,173
408,712		Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1M2)	5.700	02/25/35	A2	290,840
955,926		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	956,392
469,385		CIT Group Home Equity Loan Trust Series 2002-2
		(Class BF)	6.830	06/25/33	Ba1	226,420

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 682,304		CIT Group Home Equity Loan Trust Series 2002-2
		(Class MF2)	6.390%	12/25/30	A3	$459,168
600,000		Citicorp Mortgage Securities, Inc Series 2006-1
		(Class A3)	5.706	07/25/36	Aaa	573,317
670,571		Countrywide Asset-Backed Certificates Series 2006-S3
		(Class A1)	2.709	06/25/21	A3	584,107
2,000,000		Flagstar Home Equity Loan Trust Series 2007-1A (Class
		AF3)	5.781	01/25/35	Aaa	1,635,649
200,039		GMAC Mortgage Corporation Loan Trust 2005-HE2
		A3	4.622	11/25/35	A3	189,683
2,000,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV
		A3	5.590	10/25/29	A3	1,777,439
2,000,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV
		A4	5.810	10/25/29	A3	1,462,972
250,000		JPMorgan Auto Receivables Trust Series 2007-A
		(Class A3)	5.190	02/15/11	Aaa	252,141
1,853,137		Marriott Vacation Club Owner Trust Series 2006-1A
		(Class A)	5.737	04/20/28	Aaa	1,937,747
234,327	m,v	New York City Tax Lien Series 2006-AA (Class A)	5.930	11/10/19	Aaa	234,474
500,000		Renaissance Home Equity Loan Trust Series 2006-3
		(Class AF3)	5.586	11/25/36	Aaa	484,087
4,000,000		Residential Funding Mortgage Securities II, Inc Series
		2006-H12 (Class A3)	5.790	02/25/36	A3	3,117,992
500,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HI1 (Class M2)	6.060	02/25/36	Aa2	195,639
2,000,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HI3 (Class A2)	5.950	02/25/36	A3	1,652,998
1,300,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HI3 (Class A3)	5.960	02/25/36	A3	895,719
935,758		Saxon Asset Securities Trust Series 2002-2
		(Class AF6)	6.120	11/25/30	Aaa	933,635
926,548	m	Sierra Receivables Funding Co Series 2006-1A
		(Class A1)	5.840	05/20/18	Aaa	847,782
		TOTAL ASSET BACKED				21,127,725

OTHER MORTGAGE BACKED SECURITIES - 1.42%
255,425		Aames Mortgage Trust Series 2002-1 (Class A3)	6.896	06/25/32	Aaa	253,019
491,545		Banc of America Mortgage Securities, Inc Series 2006-1
		(Class A8)	6.000	05/25/36	Aaa	495,409
371,252		First Horizon Asset Securities, Inc Series 2003-9
		(Class 1A4)	5.500	11/25/33	NR	372,410
300,000		GE Capital Commercial Mortgage Corp Series 2005-C3
		(Class A5)	4.979	07/10/45	NR	291,076
350,000		JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2006-LDP7 (Class A2)	5.861	04/15/45	Aaa	350,806
1,200,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	NR	1,192,330
660,000		Morgan Stanley Capital I Series 2006-IQ12 (Class A2)	5.283	12/15/43	NR	646,819
350,000		Wachovia Bank Commercial Mortgage Trust Series
		2007-C31 (Class A2)	5.421	04/15/47	Aaa	341,527
		TOTAL OTHER MORTGAGE BACKED SECURITIES				3,943,396

		TOTAL STRUCTURED ASSETS				25,071,121
		(Cost $29,613,439)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
SHARES		COMPANY	RATE	DATE	VALUE
PREFERRED STOCKS - 0.85%

NONDEPOSITORY INSTITUTIONS - 0.85%
18,600		Federal Home Loan Mortgage Corp (FHLMC)			$453,840
79,583	e	Federal National Mortgage Association (FNMA)			1,913,971
		TOTAL NONDEPOSITORY INSTITUTIONS			2,367,811
		TOTAL PREFERRED STOCKS			2,367,811
		(Cost $2,454,575)

PRINCIPAL		ISSUER
SHORT TERM INVESTMENTS - 5.12%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.15%
$ 3,190,000		Federal Home Loan Bank (FHLB)	0.000%	04/01/08	3,190,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			3,190,000

SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.97%
11,050,567		State Street Navigator Securities Lending Prime Portfolio			11,050,567
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			11,050,567

		TOTAL SHORT-TERM INVESTMENTS			14,240,567
		(Cost $14,240,567)

		TOTAL PORTFOLIO - 100.24%			278,700,656
		(Cost $278,714,536)

		OTHER ASSETS & LIABILITIES, NET - (0.24)%			(675,713)

		NET ASSETS - 100.00%			$278,024,943

		ABBREVIATION:
		NR - Not Rated

	+	As provide by Moody's Investors Service (unaudited)
	*	Non-income producing.
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions
		exempt from registration to qualified institutional buyers.
		At March 31, 2008, the value of these securities amounted to $7,108,649 or 2.56% of net assets.
	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
	m	Indicates a security that has been deemed illiquid.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
HIGH-YIELD FUND II
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

BONDS - 90.23%

AMUSEMENT AND RECREATION SERVICES - 2.99%
$ 2,100,000	g	Buffalo Thunder Development Authority	9.375%	12/15/14	B2	$1,575,000
2,175,000	g	Pokagon Gaming Authority	10.375	06/15/14	B3	2,294,625
1,500,000	g	Seminole Indian Tribe of Florida	7.804	10/01/20	Ba1	1,484,565
2,750,000	e	Speedway Motorsports, Inc	6.750	06/01/13	Ba2	2,681,250
4,170,000		WMG Acquisition Corp	7.375	04/15/14	B3	3,210,900
		TOTAL AMUSEMENT AND RECREATION SERVICES				11,246,340

APPAREL AND OTHER TEXTILE PRODUCTS - 0.24%
1,348,000	e	Broder Brothers Co	11.250	10/15/10	Caa1	909,900
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS				909,900

AUTO REPAIR, SERVICES AND PARKING - 1.91%
1,680,000	e	Avis Budget Car Rental LLC	7.625	05/15/14	Ba3	1,449,000
1,640,000		Hertz Corp	8.875	01/01/14	B1	1,553,900
2,960,000	e	Hertz Corp	10.500	01/01/16	B2	2,771,300
2,509,000	e	Keystone Automotive Operations, Inc	9.750	11/01/13	Caa2	1,405,040
		TOTAL AUTO REPAIR, SERVICES AND PARKING				7,179,240

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 1.56%
2,155,000		Asbury Automotive Group, Inc	8.000	03/15/14	B3	1,874,850
2,750,000	e	Autonation, Inc	7.000	04/15/14	Ba2	2,440,625
1,690,000	e	Sonic Automotive, Inc	8.625	08/15/13	B1	1,563,250
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				5,878,725

BUSINESS SERVICES - 4.49%
1,700,000		Activant Solutions, Inc	9.500	05/01/16	Caa1	1,428,000
1,513,000	i,m,v	Advanstar Communications, Inc	10.131	11/30/14	Caa2	1,059,100
1,894,000	e,g	Ceridian Corp	11.250	11/15/15	Caa2	1,619,370
990,000	g,o	Ceridian Corp	12.250	11/15/15	Caa2	826,650
1,275,000		Deluxe Corp	7.375	06/01/15	Ba2	1,188,938
4,750,000	e	Lamar Media Corp	7.250	01/01/13	Ba3	4,512,500
852,000		Lamar Media Corp	6.625	08/15/15	Ba3	749,760
625,000		Lamar Media Corp	6.625	08/15/15	Ba3	550,000
1,259,000	g	Open Solutions, Inc	9.750	02/01/15	Caa1	975,725
1,750,000	e	Sungard Data Systems, Inc	9.125	08/15/13	Caa1	1,767,500
1,490,000	e	Sungard Data Systems, Inc	10.250	08/15/15	Caa1	1,497,450
852,000		United Rentals North America, Inc	7.750	11/15/13	B3	694,380
		TOTAL BUSINESS SERVICES				16,869,373

CHEMICALS AND ALLIED PRODUCTS - 4.64%
1,880,000		Chemtura Corp	6.875	06/01/16	Ba2	1,673,200
1,250,000		Hercules, Inc	6.750	10/15/29	Ba1	1,175,000
1,375,000		Huntsman International LLC	7.875	11/15/14	B2	1,457,500
1,134,000	g	Ineos Group Holdings plc	8.500	02/15/16	B3	881,685

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,350,000	j	Koppers Holdings, Inc (Step Bond 0.000% until
		11/15/09, 9.875% until 11/15/14)		11/15/14	B3	$2,038,625
1,272,000		Koppers, Inc	9.875%	10/15/13	B2	1,335,600
2,580,000	g	LyondellBasell Industries AF S.C.A.	8.375	08/15/15	B3	1,883,400
1,500,000	e	Momentive Performance Materials, Inc	9.750	12/01/14	B3	1,346,250
800,000	e	Momentive Performance Materials, Inc	11.500	12/01/16	Caa2	609,000
1,500,000	g	Mosaic Co	7.625	12/01/14	Ba1	1,605,000
1,510,000	e	Nalco Co	7.750	11/15/11	B1	1,528,875
1,933,000	g	Reichhold Industries, Inc	9.000	08/15/14	B2	1,894,340
		TOTAL CHEMICALS AND ALLIED PRODUCTS				17,428,475

COAL MINING - 3.39%
3,050,000	e	Arch Western Finance LLC	6.750	07/01/13	B1	3,042,375
1,750,000		Consol Energy, Inc	7.875	03/01/12	Ba1	1,828,750
750,000		Foundation PA Coal Co	7.250	08/01/14	Ba3	742,500
6,176,000	e,g	Griffin Coal Mining Co Pty Ltd	9.500	12/01/16	Ba3	4,446,720
2,625,000	e	Peabody Energy Corp	6.875	03/15/13	Ba1	2,664,375
		TOTAL COAL MINING				12,724,720

COMMUNICATIONS - 9.19%
4,402,000		Allbritton Communications Co	7.750	12/15/12	B1	4,313,960
1,250,000	e,g	Charter Communications Operating LLC	8.000	04/30/12	B3	1,146,875
687,000	e,g	Charter Communications, Inc	10.875	09/15/14	B3e	676,695
250,000		Citizens Communications Co	9.250	05/15/11	Ba2	258,750
1,530,000		Citizens Communications Co	7.125	03/15/19	Ba2	1,338,750
2,826,000		Citizens Communications Co	9.000	08/15/31	Ba2	2,472,750
1,780,000		Clear Channel Communications, Inc	6.250	03/15/11	Baa3	1,570,850
1,780,000		Clear Channel Communications, Inc	5.500	09/15/14	Baa3	1,281,600
1,812,000		CSC Holdings, Inc	7.625	04/01/11	B1	1,791,615
1,700,000	e	Echostar DBS Corp	6.375	10/01/11	Ba3	1,632,000
1,720,000	g	Fairpoint Communications, Inc	13.125	04/01/18	B3	1,651,200
1,148,000		Intelsat Bermuda Ltd	11.250	06/15/16	Caa2	1,163,785
1,260,000		Intelsat Subsidiary Holding Co Ltd	8.250	01/15/13	B3	1,269,450
1,000,000	e	MetroPCS Wireless, Inc	9.250	11/01/14	Caa1	920,000
5,830,000	e	Qwest Communications International, Inc	7.250	02/15/11	Ba3	5,596,800
1,000,000		Qwest Communications International, Inc	7.500	02/15/14	Ba3	940,000
1,720,000		Qwest Corp	8.875	03/15/12	Ba1	1,754,400
500,000	n	Velocita Corp	13.750	05/15/10	NA	0
1,250,000		Videotron Ltee	6.875	01/15/14	Ba1	1,153,125
3,650,000	e	Windstream Corp	8.125	08/01/13	Ba3	3,586,125
		TOTAL COMMUNICATIONS				34,518,730

EATING AND DRINKING PLACES - 0.25%
920,000	e	ARAMARK Corp	8.500	02/01/15	B3	922,300
		TOTAL EATING AND DRINKING PLACES				922,300

ELECTRIC, GAS, AND SANITARY SERVICES - 15.17%
375,000	e	AES Corp	9.375	09/15/10	B1	396,563
1,000,000		AES Corp	8.875	02/15/11	B1	1,047,500
1,500,000		AES Corp	8.000	10/15/17	B1	1,518,750
250,000		Allied Waste North America, Inc	6.500	11/15/10	B1	250,000
1,000,000		Allied Waste North America, Inc	5.750	02/15/11	B1	977,500
500,000	e	Allied Waste North America, Inc	6.375	04/15/11	B1	491,875

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 3,200,000	e	Allied Waste North America, Inc	7.875%	04/15/13	B1	$3,292,000
1,750,000		CMS Energy Corp	5.208	01/15/13	Ba1	1,592,500
3,906,000	e	Dynegy Holdings, Inc	8.750	02/15/12	B2	4,013,415
2,775,000		Edison Mission Energy	7.500	06/15/13	B1	2,844,375
1,275,000	e	Edison Mission Energy	7.000	05/15/17	B1	1,268,625
4,275,000	g	El Paso Performance-Linked Trust	7.750	07/15/11	Ba3	4,370,927
2,194,500		Energy Future Holdings Corp	10.011	10/10/14	Ba3	1,986,023
4,375,000	g	Energy Future Holdings Corp	10.875	11/01/17	B3	4,418,750
3,750,000	g	Intergen NV	9.000	06/30/17	Ba3	3,918,750
1,578,260		Midwest Generation LLC	8.300	07/02/09	Baa3	1,609,826
2,315,000		Mirant North America LLC	7.375	12/31/13	B1	2,338,150
2,500,000		NRG Energy, Inc	7.250	02/01/14	B1	2,468,750
2,500,000		NRG Energy, Inc	7.375	02/01/16	B1	2,450,000
250,000		Orion Power Holdings, Inc	12.000	05/01/10	B2	273,125
4,037,000	e	Reliant Energy, Inc	7.625	06/15/14	B2	4,006,722
1,075,000		Reliant Energy, Inc	6.750	12/15/14	B2	1,093,813
3,725,000		Sabine Pass LNG LP	7.250	11/30/13	Ba3	3,594,625
3,026,000		Sabine Pass LNG LP	7.500	11/30/16	Ba3	2,920,090
2,500,000		Sierra Pacific Resources	8.625	03/15/14	Ba3	2,625,152
1,125,000		Williams Cos, Inc	8.125	03/15/12	Baa3	1,229,063
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				56,996,869

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.78%
3,000,000		Freescale Semiconductor, Inc	8.875	12/15/14	B2	2,347,500
1,000	e	Freescale Semiconductor, Inc	10.125	12/15/16	B3	675
3,500,000		L-3 Communications Corp	7.625	06/15/12	Ba3	3,583,125
845,000		Nortel Networks Ltd	10.125	07/15/13	B3	773,175
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				6,704,475

FABRICATED METAL PRODUCTS - 1.01%
1,250,000		Ball Corp	6.875	12/15/12	Ba1	1,271,875
2,227,000		Crown Americas LLC	7.625	11/15/13	B1	2,271,540
250,000	e	Crown Americas LLC	7.750	11/15/15	B1	256,875
		TOTAL FABRICATED METAL PRODUCTS				3,800,290

FOOD AND KINDRED PRODUCTS - 0.93%
1,140,000	e	Constellation Brands, Inc	8.375	12/15/14	Ba3	1,174,200
637,000		Constellation Brands, Inc	7.250	05/15/17	Ba3	617,890
1,750,000	e	Smithfield Foods, Inc	7.750	07/01/17	Ba3	1,706,250
		TOTAL FOOD AND KINDRED PRODUCTS				3,498,340

FOOD STORES - 1.20%
4,108,000	e	Stater Brothers Holdings	8.125	06/15/12	B2	4,118,270
426,000		Stater Brothers Holdings	7.750	04/15/15	B2	402,570
		TOTAL FOOD STORES				4,520,840

FURNITURE AND HOME FURNISHINGS STORES - 0.96%
3,400,000	e	GSC Holdings Corp	8.000	10/01/12	Ba3	3,595,500
		TOTAL FURNITURE AND HOME FURNISHINGS STORES				3,595,500

HEALTH SERVICES - 3.46%
1,750,000	e	DaVita, Inc	6.625	03/15/13	B1	1,697,500
1,850,000	e	DaVita, Inc	7.250	03/15/15	B2	1,803,750

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,490,000		FMC Finance III S.A.	6.875%	07/15/17	Ba3	$2,490,000
3,860,000		HCA, Inc	9.125	11/15/14	B2e	3,975,800
900,000		HCA, Inc	7.500	11/06/33	Caa1	695,250
2,328,000	g	LVB Acquisition Merger Sub, Inc	11.625	10/15/17	Caa1	2,328,000
		TOTAL HEALTH SERVICES				12,990,300

HOTELS AND OTHER LODGING PLACES - 1.33%
300,000	e	MGM Mirage	8.500	09/15/10	Ba2	309,750
3,250,000	e	MGM Mirage	6.750	09/01/12	Ba2	3,014,375
1,100,000	g	Seminole Hard Rock Entertainment, Inc	5.300	03/15/14	B1	871,750
1,000,000	e	Station Casinos, Inc	6.000	04/01/12	B2	820,000
		TOTAL HOTELS AND OTHER LODGING PLACES				5,015,875

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.90%
3,625,000		Scientific Games Corp	6.250	12/15/12	Ba3	3,371,250
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				3,371,250

LEGAL SERVICES - 1.13%
1,500,000		FTI Consulting, Inc	7.625	06/15/13	Ba2	1,537,500
2,614,000		FTI Consulting, Inc	7.750	10/01/16	Ba2	2,705,490
		TOTAL LEGAL SERVICES				4,242,990

METAL MINING - 1.44%
3,400,000	e	Freeport-McMoRan Copper & Gold, Inc	8.250	04/01/15	Ba2	3,587,000
1,705,000	e	Freeport-McMoRan Copper & Gold, Inc	8.375	04/01/17	Ba2	1,809,431
		TOTAL METAL MINING				5,396,431

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.13%
498,000	e	Sally Holdings LLC	9.250	11/15/14	B3	496,755
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				496,755

MISCELLANEOUS RETAIL - 2.03%
2,894,000		FTD, Inc	7.750	02/15/14	B3	2,546,720
860,000	e	Rite Aid Corp	8.125	05/01/10	B2	838,500
2,104,000		Rite Aid Corp	7.500	01/15/15	B3	1,946,200
1,724,000		Susser Holdings LLC	10.625	12/15/13	B3	1,771,410
500,000	g	Susser Holdings LLC	10.625	12/15/13	B3	513,750
		TOTAL MISCELLANEOUS RETAIL				7,616,580

NONDEPOSITORY INSTITUTIONS - 2.28%
1,475,000		Ford Motor Credit Co	5.700	01/15/10	B1	1,281,403
1,500,000	e	Ford Motor Credit Co	7.000	10/01/13	B1	1,170,028
850,000	e	Ford Motor Credit Co	8.000	12/15/16	B1	665,384
1,912,500	e	General Motors Acceptance Corp LLC	6.875	09/15/11	B1	1,463,759
800,000	e	General Motors Acceptance Corp LLC	6.625	05/15/12	B1	605,186
1,035,000	e	General Motors Acceptance Corp LLC	8.000	11/01/31	B1	741,776
5,250,000	e	Residential Capital LLC	8.375	06/30/10	B2	2,638,125
		TOTAL NONDEPOSITORY INSTITUTIONS				8,565,661

OIL AND GAS EXTRACTION - 7.65%
1,300,000	g	Atlas Energy Resources LLC	10.750	02/01/18	B3	1,316,250
1,265,000	e	Chesapeake Energy Corp	7.625	07/15/13	Ba3	1,296,625
1,000,000		Chesapeake Energy Corp	7.500	09/15/13	Ba3	1,030,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,500,000	e	Chesapeake Energy Corp	7.750%	01/15/15	Ba3	$2,575,000
2,375,000	e	Chesapeake Energy Corp	6.875	11/15/20	Ba3	2,303,750
1,660,000	e	Chesapeake Energy Corp	2.750	11/15/35	Ba3	2,216,100
2,276,000		Cimarex Energy Co	7.125	05/01/17	B1	2,258,930
3,125,000		Complete Production Services, Inc	8.000	12/15/16	B2	3,000,000
2,410,000		Denbury Resources, Inc	7.500	04/01/13	B1	2,464,225
1,150,000		Denbury Resources, Inc	7.500	12/15/15	B1	1,175,875
1,575,000		Encore Acquisition Co	6.000	07/15/15	B1	1,417,500
675,000	e	Encore Acquisition Co	7.250	12/01/17	B1	644,625
1,720,000	e,g	Key Energy Services, Inc	8.375	12/01/14	B1	1,715,700
1,375,000		Plains Exploration & Production Co	7.000	03/15/17	B1	1,320,000
1,233,000		Range Resources Corp	7.500	05/15/16	Ba3	1,263,825
1,750,000		Range Resources Corp	7.500	10/01/17	Ba3	1,793,750
900,000	e,g	Southwestern Energy Co	7.500	02/01/18	Ba2	931,500
		TOTAL OIL AND GAS EXTRACTION				28,723,655

PAPER AND ALLIED PRODUCTS - 3.70%
2,985,000	e	Cenveo Corp	7.875	12/01/13	B3	2,417,850
846,000		Domtar Corp	7.875	10/15/11	B1	846,000
1,060,000		Domtar Corp	7.125	08/15/15	B1	999,050
1,680,000	g	Georgia-Pacific LLC	7.000	01/15/15	Ba3	1,575,000
3,425,000	e	Graphic Packaging International, Inc	8.500	08/15/11	B3	3,365,062
1,260,000		Greif, Inc	6.750	02/01/17	Ba2	1,241,100
1,950,000	e	Jefferson Smurfit Corp US	8.250	10/01/12	B3	1,757,438
844,000	e	Jefferson Smurfit Corp US	7.500	06/01/13	B3	725,840
946,000	e,g	NewPage Corp	10.000	05/01/12	B2	960,190
		TOTAL PAPER AND ALLIED PRODUCTS				13,887,530

PERSONAL SERVICES - 0.61%
2,400,000		Mac-Gray Corp	7.625	08/15/15	B2	2,280,000
		TOTAL PERSONAL SERVICES				2,280,000

PRIMARY METAL INDUSTRIES - 1.39%
1,700,000	g,o	Noranda Aluminium Acquisition Corp	8.738	05/15/15	B3	1,334,500
2,030,000		Novelis, Inc	7.250	02/15/15	B3	1,796,550
1,000,000	g	Steel Dynamics, Inc	7.375	11/01/12	Ba2	1,010,000
640,000		Steel Dynamics, Inc	6.750	04/01/15	Ba2	627,200
450,000	g	Steel Dynamics, Inc	7.750	04/15/16	Ba2	450,562
		TOTAL PRIMARY METAL INDUSTRIES				5,218,812

PRINTING AND PUBLISHING - 2.14%
640,000		American Achievement Corp	8.250	04/01/12	B2	571,200
2,130,000	e	Idearc, Inc	8.000	11/15/16	B3	1,379,175
1,680,000		Medianews Group, Inc	6.875	10/01/13	B3	819,000
1,680,000	e	Medianews Group, Inc	6.375	04/01/14	B3	781,200
3,635,000	e	Morris Publishing Group LLC	7.000	08/01/13	B2	2,071,950
3,060,000	e	RH Donnelley Corp	8.875	01/15/16	B3	1,935,450
800,000	e,g	RH Donnelley Corp	8.875	10/15/17	B3	500,000
		TOTAL PRINTING AND PUBLISHING				8,057,975

REFINING - 0.37%
1,530,000	g	Petroplus Finance Ltd	6.750	05/01/14	B1	1,396,125
		TOTAL REFINING				1,396,125

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

SECURITY AND COMMODITY BROKERS - 1.05%
$ 750,000		Corrections Corp of America	6.250%	03/15/13	Ba2	$735,000
300,000		Corrections Corp of America	6.750	01/31/14	Ba2	301,500
3,405,000	g	Nuveen Investments, Inc	10.500	11/15/15	B3	2,919,787
		TOTAL SECURITY AND COMMODITY BROKERS				3,956,287

SOCIAL SERVICES - 0.69%
2,780,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	B2	2,599,300
		TOTAL SOCIAL SERVICES				2,599,300

STONE, CLAY, AND GLASS PRODUCTS - 0.23%
840,000		Owens Brockway Glass Container, Inc	8.250	05/15/13	Ba3	869,400
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				869,400

TRANSPORTATION BY AIR - 0.88%
3,278,000		Bristow Group, Inc	7.500	09/15/17	Ba2	3,294,390
		TOTAL TRANSPORTATION BY AIR				3,294,390

TRANSPORTATION EQUIPMENT - 3.53%
140,000	e,g	Allison Transmission	11.000	11/01/15	Caa1	121,800
1,250,000	e	American Railcar Industries, Inc	7.500	03/01/14	B1	1,100,000
2,452,000	g	Bombardier, Inc	6.750	05/01/12	Ba2	2,427,480
1,109,000	e,g	Bombardier, Inc	8.000	11/15/14	Ba2	1,142,270
500,000	e	General Motors Corp	7.200	01/15/11	Caa1	417,500
1,700,000	e	General Motors Corp	7.125	07/15/13	Caa1	1,309,000
650,000	e	General Motors Corp	7.700	04/15/16	Caa1	474,500
1,475,000	e	General Motors Corp	9.400	07/15/21	Caa1	1,121,000
2,670,000	e	General Motors Corp	8.375	07/15/33	Caa1	1,882,350
1,061,000	e	Hawker Beechcraft Acquisition Co LLC	9.750	04/01/17	Caa1	1,055,695
850,000		Lear Corp	8.500	12/01/13	B3	756,500
966,000	e	Trinity Industries, Inc	6.500	03/15/14	Baa3	937,020
566,000	g	TRW Automotive, Inc	7.000	03/15/14	Ba3	522,135
		TOTAL TRANSPORTATION EQUIPMENT				13,267,250

TRANSPORTATION SERVICES - 0.18%
750,000	e	United Rentals North America, Inc	6.500	02/15/12	B1	678,750
		TOTAL TRANSPORTATION SERVICES				678,750

WATER TRANSPORTATION - 1.09%
4,021,000		Gulfmark Offshore, Inc	7.750	07/15/14	B1	4,081,315
		TOTAL WATER TRANSPORTATION				4,081,315

WHOLESALE TRADE-DURABLE GOODS - 2.77%
3,390,000	g	Baker & Taylor, Inc	11.500	07/01/13	B2	3,055,237
3,650,000	e	IKON Office Solutions, Inc	7.750	09/15/15	Ba3	3,467,500
1,504,000		Interline Brands, Inc	8.125	06/15/14	B3	1,436,320
1,000,000		Russel Metals, Inc	6.375	03/01/14	Ba2	925,000
1,600,000	g	Ryerson, Inc	12.000	11/01/15	B2	1,512,000
		TOTAL WHOLESALE TRADE-DURABLE GOODS				10,396,057

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
WHOLESALE TRADE-NONDURABLE GOODS - 1.54%
$ 1,500,000	e	AmeriGas Partners LP	7.125%	05/20/16	B1	$1,470,000
850,000		Inergy LP	6.875	12/15/14	B1	828,750
1,750,000		Inergy LP	8.250	03/01/16	B1	1,789,375
1,700,000	e	Supervalu, Inc	7.500	11/15/14	B1	1,717,000
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				5,805,125

		TOTAL CORPORATE BONDS				339,001,930
		(Cost $361,309,521)

SHORT-TERM INVESTMENTS - 28.57%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 7.91%
29,720,000		Federal Home Loan Bank (FHLB)		04/01/08		29,720,000
						29,720,000

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 20.66%
77,621,088		State Street Navigator Securities Lending Prime Portfolio				77,621,088
						77,621,088

		TOTAL SHORT-TERM INVESTMENTS				107,341,088
		(Cost $107,341,088)

		TOTAL PORTFOLIO - 118.80%				446,343,018
		(Cost $468,650,609)
		OTHER ASSETS & LIABILITIES, NET - (18.80)%				(70,632,738)

		NET ASSETS - 100.00%				$375,710,280

	+	As provided by Moody's Investors Service (unaudited)
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions
		exempt from registration to qualified institutional buyers.
		At March 31, 2008, the value of these securities amounted to $64,873,616 or 17.27% of net assets.
	i	Floating rate or variable rate securities reflects the rate at March 31, 2008.
	j	Zero coupon
	m	Indicates a security that has been deemed illiquid.
	n	In default
	o	Payment in Kind Bond
	v	Security valued at fair value.

TIAA-CREF INSTIUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
TAX-EXEMPT BOND FUND II
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008
			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE

LONG -TERM MUNICIPAL BONDS - 98.69%

ALABAMA - 1.03%
$ 250,000	City of Birmingham AL	5.000%	12/01/16	AAA	$272,915
2,420,000	Courtland Industrial Development Board	5.000	11/01/13	BAA3	2,445,700
	TOTAL ALABAMA				2,718,615

ALASKA - 0.99%
1,410,000	Alaska Railroad Corp	5.250	08/01/16	A1	1,518,189
1,185,000	Northern TOB Securitization Corp	4.625	06/01/23	BAA3	1,082,296
	TOTAL ALASKA				2,600,485

ARKANSAS - 1.79%
1,600,000	Arkansas Development Finance Authority	5.500	12/01/18	NR	1,811,008
1,185,000	Arkansas Development Finance Authority	5.000	11/01/14	AAA	1,303,215
650,000	Fayetteville AR	5.000	11/01/16	AAA	717,639
765,000	North Little Rock AR	6.500	07/01/15	AAA	874,250
	TOTAL ARKANSAS				4,706,112

ARIZONA - 2.12%
1,005,000	Arizona Health Facilities Authority	5.625	12/01/15	AAA	1,101,329
900,000	Arizona Health Facilities Authority	6.375	12/01/37	NR	1,039,428
1,000,000	Arizona Water Infrastructure Finance Authority	5.000	10/01/14	AAA	1,106,030
650,000	City of Scottsdale AZ	5.000	07/01/18	AA1	713,330
220,000	Mesa AZ	5.000	07/01/19	A1	234,817
1,260,000	Tucson AZ	5.250	07/01/14	AAA	1,390,990
	TOTAL ARIZONA				5,585,924

CALIFORNIA - 5.65%
1,000,000	California Pollution Control Financing Authority	5.125	11/01/23	NR	852,730
125,000	City of San Bernardino CA	7.500	05/01/23	AAA	159,560
20,000	Delta Counties Home Mortgage Finance
	Authority	6.700	06/01/24	AAA	20,220
2,075,000	Long Beach Bond Finance Authority	5.250	11/15/22	A1	1,983,015
2,000,000	Los Angeles Unified School District	5.000	10/01/17	AAA	2,153,420
1,520,000	Palmdale Elementary School District	5.300	08/01/14	AAA	1,627,206
535,000	Sacramento City Financing Authority	5.400	11/01/20	AAA	598,109
6,750,000	State of California	5.000	03/01/17	A1	7,183,890
260,000	State of California	5.000	11/01/17	AAA	282,235
	TOTAL CALIFORNIA				14,860,385

COLORADO - 0.04%
120,000	Vista Ridge Metropolitan District	4.125	12/01/16	AA3	117,893
	TOTAL COLORADO				117,893

TIAA-CREF INSTIUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE
CONNECTICUT - 0.62%
$ 1,360,000	Connecticut Municipal Electric Energy
	Cooperative	7.000%	01/01/15	AAA	$1,629,579
	TOTAL CONNECTICUT				1,629,579

DISTRICT OF COLUMBIA - 1.10%
685,000	District of Columbia	5.250	01/01/14	A2	736,149
2,000,000	District of Columbia	5.000	06/01/16	AAA	2,152,420
	TOTAL DISTRICT OF COLUMBIA				2,888,569

FLORIDA - 7.48%
1,500,000	Broward County School Board	5.250	07/01/15	AAA	1,630,575
1,485,000	Broward County School Board	5.250	07/01/16	AAA	1,599,048
1,150,000	Charlotte County FL	5.000	10/01/14	AAA	1,259,215
222,000	City of Lakeland FL	5.750	10/01/19	NR	242,395
1,000,000	County of Brevard FL	5.000	07/01/16	AAA	1,072,490
1,600,000	First Governmental Financing Commission	5.500	07/01/15	AAA	1,785,760
2,500,000	Florida Department of Transportation	5.000	07/01/18	AA2	2,697,375
1,890,000	Florida State Board of Education	5.000	07/01/14	AAA	2,047,683
725,000	Florida State Board of Education	5.000	07/01/18	AAA	763,033
275,000	JEA	6.800	07/01/12	AAA	298,738
2,000,000	Lake County School Board	5.250	06/01/17	AAA	2,167,720
1,275,000	Lake County School Board	5.250	06/01/18	AAA	1,382,534
1,440,000	Orange County Health Facilities Authority	6.250	10/01/10	AAA	1,572,725
100,000	Orange County Health Facilities Authority	5.700	10/01/12	AAA	111,318
1,000,000	State of Flordia	5.250	07/01/21	AA1	1,060,450
	TOTAL FLORIDA				19,691,059

GEORGIA - 2.66%
100,000	Cherokee County Water & Sewer Authority	5.500	08/01/18	AAA	112,495
270,000	City of Atlanta GA	5.500	11/01/10	A3	289,186
300,000	City of Atlanta GA	5.500	11/01/13	A3	332,076
2,080,000	City of Atlanta GA	5.500	11/01/14	A3	2,316,017
215,000	City of Atlanta GA	5.500	11/01/17	A3	239,538
35,000	City of Atlanta GA	5.500	11/01/18	A3	38,884
125,000	City of Atlanta GA	5.500	11/01/22	A3	136,126
500,000	Metropolitan Atlanta Rapid Transit Authority	7.000	07/01/11	NR	551,030
695,000	Metropolitan Atlanta Rapid Transit Authority	6.250	07/01/18	AAA	803,469
480,000	Municipal Electric Authority of Georgia	6.500	01/01/17	A1	563,486
1,390,000	State of Georgia	5.750	08/01/16	AAA	1,615,250
	TOTAL GEORGIA				6,997,557

ILLINOIS - 2.88%
1,000,000	Chicago Board of Education	6.000	01/01/20	AAA	1,142,690
940,000	Chicago Metropolitan Water Reclamation District-
	Greater Chicago	7.000	01/01/11	AAA	1,012,643
750,000	Chicago O'Hare International Airport	5.000	01/01/16	AAA	814,042
1,000,000	Chicago Public Building Commission Building	5.000	03/01/15	AAA	1,064,800
700,000	City of Chicago IL	5.000	12/01/15	AAA	767,529
655,000	Cook County Community Consolidated School
	District No 64	5.500	12/01/14	AAA	741,761
675,000	Illinois Finance Authority	5.500	03/01/14	BA1	656,087
1,000,000	Illinois Municipal Electric Agency	5.250	02/01/17	A1	1,084,400

TIAA-CREF INSTIUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE
$ 175,000	Kendall-Grundy Etc Counties High School
	District No 18	5.000%	10/01/14	AAA	$192,586
100,000	Madison-Bond Etc Counties Community Unit
	School District No 5	5.000	02/01/19	A3	103,375
	TOTAL ILLINOIS				7,579,913

INDIANA - 5.86%
2,500,000	Avon Community School Building Corp	5.000	07/15/17	AAA	2,696,150
1,200,000	Center Grove School Building Corp	5.000	07/15/14	A3	1,303,500
1,120,000	Franklin Community Multi-School Building
	Corporation	5.000	07/15/22	A3	1,155,773
1,000,000	Griffith Multi-School Building Corp	5.000	07/15/15	AAA	1,099,700
1,520,000	Hammond Multi-School Building Corp	5.000	07/15/17	A3	1,639,259
2,120,000	Indiana Bond Bank	5.250	04/01/19	AAA	2,283,410
600,000	Indiana State Finance Authority Revenue	5.000	02/01/15	AAA	658,794
1,030,000	Indiana Toll Road Commission	9.000	01/01/15	AAA	1,280,661
1,240,000	Indianapolis Local Public Improvement Bond
	Bank	5.000	07/01/16	AAA	1,348,066
515,000	New Albany Floyd County School Building Corp	5.000	07/15/15	AAA	566,346
1,225,000	South Bend Redevelopment Authority	5.750	08/15/18	A2	1,377,023
	TOTAL INDIANA				15,408,682

KENTUCKY - 0.33%
820,000	Kentucky Turnpike Authority	6.000	07/01/11	AAA	875,457
	TOTAL KENTUCKY				875,457

LOUISIANA - 2.12%
1,800,000	City of New Orleans LA	5.500	12/01/21	A3	1,959,354
3,020,000	Desoto Parish LA	5.000	10/01/12	BAA3	3,063,639
500,000	St Tammany Parish LA	5.000	04/01/18	A1	543,005
	TOTAL LOUISIANA				5,565,998

MASSACHUSETTS - 1.20%
2,000,000	Commonwealth of Massachusetts	5.000	10/01/27	AA2	2,186,400
970,000	Massachusetts Housing Finance Agency	4.700	12/01/16	AA3	974,782
	TOTAL MASSACHUSETTS				3,161,182

MICHIGAN - 6.05%
975,000	Ann Arbor School District	5.000	05/01/15	AAA	1,067,235
1,135,000	Bedford Public School District	5.000	05/01/14	AAA	1,245,685
1,505,000	Caledonia Community Schools	5.000	05/01/15	AAA	1,647,373
2,130,000	Detroit City School District	6.000	05/01/21	AA3	2,373,842
1,400,000	Detroit MI	5.000	07/01/14	AAA	1,526,644
550,000	Forest Hills Public Schools	5.000	05/01/15	AAA	605,654
1,750,000	L'Anse Creuse Public Schools	5.000	05/01/15	AAA	1,927,083
850,000	New Haven Community Schools	5.250	05/01/16	AAA	950,683
1,325,000	State of Michigan	5.500	11/01/16	AA3	1,500,973
225,000	State of Michigan	5.250	05/15/18	AAA	250,580
1,395,000	State of Michigan	5.500	11/01/18	AAA	1,586,896
1,150,000	Wayne County Airport Authority	5.000	12/01/17	A2	1,228,982
	TOTAL MICHIGAN				15,911,630

TIAA-CREF INSTIUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE
MINNESOTA - 0.42%
$ 1,000,000	Minnesota Public Facilities Authority	5.000%	03/01/16	AAA	$1,099,940
	TOTAL MINNESOTA				1,099,940

MISSOURI - 2.71%
1,890,000	City of Sikeston MO	5.000	06/01/22	AAA	1,893,289
1,425,000	Missouri State Board of Public Buildings	5.000	10/01/16	AA1	1,576,478
1,275,000	Missouri State Environmental Improvement &
	Energy Resources Authority	5.500	07/01/12	AAA	1,409,117
2,040,000	St Louis Regional Convention & Sports Complex
	Authority	5.250	08/15/14	AAA	2,244,530
	TOTAL MISSOURI				7,123,414

MISSISSIPPI - 3.36%
550,000	County of Lowndes Ms	6.800	04/01/22	BAA2	572,204
1,120,000	Harrison County Wasterwater Management
	District	5.000	02/01/15	NR	1,223,309
2,000,000	Mississippi Development Bank Special
	Obligation	5.000	07/01/17	NR	2,162,800
1,090,000	Mississippi Development Bank Special
	Obligation	5.000	11/01/17	NR	1,180,503
900,000	State of Mississippi	5.000	12/01/13	AAA	982,260
2,500,000	State of Mississippi	5.000	12/01/17	AA3	2,721,575
	TOTAL MISSISSIPPI				8,842,651

NORTH CAROLINA - 0.44%
40,000	North Carolina Municipal Power Agency No 1
	Catawba	6.000	01/01/11	AAA	43,126
250,000	North Carolina Municipal Power Agency No 1
	Catawba	5.500	01/01/15	AAA	280,430
780,000	Pitt County NC	5.250	12/01/21	AAA	823,914
	TOTAL NORTH CAROLINA				1,147,470

NEBRASKA - 1.14%
1,000,000	Central Plains Energy Project	5.000	12/01/15	AA3	992,400
1,000,000	Central Plains Energy Project	5.250	12/01/18	AA3	981,540
340,000	Nebraska Investment Finance Authority	5.900	09/01/24	NR	341,513
695,000	Nebraska Investment Finance Authority	5.950	09/01/31	NR	696,390
	TOTAL NEBRASKA				3,011,843

NEVADA - 0.19%
500,000	County of Clark NV	5.300	10/01/11	NR	499,525
	TOTAL NEVADA				499,525

NEW JERSEY - 3.67%
2,300,000	Garden State Preservation Trust	6.375	11/01/15	AAA	2,721,613
25,000	Garden State Preservation Trust	5.125	11/01/18	AAA	27,656
765,000	New Jersey Economic Development Authority	5.375	06/15/14	AA3	808,865
100,000	New Jersey Economic Development Authority	5.250	09/01/14	AAA	110,089
635,000	New Jersey Environmental Infrastructure Trust	5.250	09/01/21	AAA	698,017
1,055,000	New Jersey State Turnpike Authority	5.700	05/01/13	AAA	1,132,321
20,000	New Jersey State Turnpike Authority	6.500	01/01/16	A3	23,038
230,000	New Jersey State Turnpike Authority	6.500	01/01/16	A3	264,953

TIAA-CREF INSTIUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE
$ 55,000	New Jersey State Turnpike Authority	6.500%	01/01/16	AAA	$63,355
260,000	New Jersey Transportation Trust Fund
	Authority	5.500	12/15/15	AAA	293,883
710,000	New Jersey Transportation Trust Fund
	Authority	5.500	12/15/17	AAA	801,583
1,000,000	New Jersey Transportation Trust Fund
	Authority	5.250	12/15/19	A1	1,083,690
1,000,000	New Jersey Transportation Trust Fund
	Authority	5.250	12/15/20	AAA	1,103,510
350,000	State of New Jersey	5.500	07/15/16	AAA	397,247
120,000	Tobacco Settlement Financing Corp	6.375	06/01/32	AAA	135,538
	TOTAL NEW JERSEY				9,665,358

NEW MEXICO - 0.88%
1,895,000	New Mexico Finance Authority	5.000	12/15/14	AA2	2,096,742
205,000	New Mexico Mortgage Finance Authority	6.000	07/01/10	AAA	221,773
	TOTAL NEW MEXICO				2,318,515

NEW YORK - 3.94%
70,000	Dutchess County Resource Recovery Agency	5.000	01/01/10	AAA	70,817
410,000	East Rochester Housing Authority	4.200	08/15/17	NR	406,236
195,000	Lackawanna Housing Authority	5.000	09/01/16	NR	208,231
2,000,000	Long Island Power Authority	5.250	12/01/14	A3	2,205,000
500,000	Metropolitan Transportation Authority	5.125	07/01/13	AAA	506,320
665,000	New York City Transitional Finance Authority	5.500	11/15/17	AA1	718,273
1,000,000	New York State Dormitory Authority	5.000	07/01/16	BA2	1,014,090
1,085,000	New York State Dormitory Authority	5.000	07/01/17	NR	1,138,143
810,000	New York State Dormitory Authority	4.150	08/15/17	NR	798,555
900,000	New York State Dormitory Authority	5.000	02/01/18	AA2	947,799
370,000	New York State Environmental Facilities Corp	5.000	03/15/14	NR	405,187
200,000	New York State Environmental Facilities Corp	5.250	12/15/18	NR	225,102
330,000	New York State Thruway Authority	5.500	04/01/12	A1	359,281
1,300,000	Tobacco Settlement Financing Authority	5.500	06/01/16	A1	1,356,511
	TOTAL NEW YORK				10,359,545

OHIO - 4.12%
1,000,000	Buckeye Tobacco Settlement Financing Authority	5.000	06/01/15	BAA3	1,008,270
1,820,000	Cincinnati City School District	5.000	12/01/16	AA3	1,998,123
200,000	Dayton OH	6.050	10/01/09	NR	210,684
165,000	Medina County Library District	5.250	12/01/19	AA3	174,235
100,000	Ohio State Water Development Authority	6.000	12/01/16	AAA	111,615
1,400,000	State of Ohio	5.000	06/15/14	AA1	1,538,152
1,725,000	State of Ohio	5.000	05/01/17	AA1	1,892,342
4,000,000	State of Ohio	4.950	09/01/20	NR	3,894,920
	TOTAL OHIO				10,828,341

OKLAHOMA - 0.15%
355,000	Grand River Dam Authority	5.500	06/01/13	AAA	391,767
	TOTAL OKLAHOMA				391,767

TIAA-CREF INSTIUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE
OREGON - 0.28%
$ 665,000	Oregon State Department of Administrative
	Services	5.000%	04/01/13	AAA	$724,976
	TOTAL OREGON				724,976

PENNSYLVANIA - 7.93%
240,000	Allegheny County Hospital Development
	Authority	5.300	07/01/26	AAA	257,669
1,580,000	Carbon County Hospital Authority	5.400	11/15/14	AAA	1,676,870
2,855,000	Carbon County Industrial Development
	Authority	6.650	05/01/10	NR	2,889,688
400,000	City of Philadelphia PA	5.000	07/01/15	AAA	441,040
1,000,000	City of Philadelphia PA	5.000	08/01/16	AAA	1,076,790
155,000	City of Philadelphia PA	7.000	05/15/20	AAA	186,395
1,105,000	City of Pittsburgh PA	5.000	09/01/13	AAA	1,211,124
900,000	Commonwealth of Pennsylvania	5.000	01/01/16	AA2	987,003
3,075,000	Delaware Valley Regional Financial Authority	5.500	07/01/12	AA2	3,291,634
1,030,000	Pennsylvania Economic Development Financing
	Authority	6.000	11/01/09	A2	1,074,002
115,000	Pennsylvania Economic Development Financing
	Authority	6.000	11/01/11	A2	121,962
1,255,000	Pennsylvania Economic Development Financing
	Authority	6.500	11/01/16	A2	1,320,637
285,000	Pennsylvania Economic Development Financing
	Authority	5.250	12/01/16	NR	259,370
280,000	Pennsylvania Economic Development Financing
	Authority	6.250	11/01/31	A2	280,879
235,000	Pennsylvania Economic Development Financing
	Authority	6.375	11/01/41	A2	235,945
500,000	Philadelphia Authority for Industrial
	Development	4.250	09/01/19	NR	458,270
2,000,000	Philadelphia School District	5.000	06/01/24	AAA	2,102,080
1,100,000	Pittsburgh Urban Redevelopment Authority	6.500	09/01/13	A3	1,216,501
1,540,000	Pittsburgh Urban Redevelopment Authority	6.000	09/01/16	AAA	1,774,819
	TOTAL PENNSYLVANIA				20,862,678

PUERTO RICO - 7.03%
1,200,000	Commonwealth of Puerto Rico	5.250	07/01/12	BAA3	1,264,176
560,000	Commonwealth of Puerto Rico	5.000	07/01/13	BAA3	585,682
2,015,000	Commonwealth of Puerto Rico	5.500	07/01/15	BAA3	2,160,120
1,000,000	Commonwealth of Puerto Rico	5.250	07/01/16	BAA3	1,051,820
1,000,000	Government Development Bank for Puerto Rico	5.000	12/01/16	BAA3	1,043,500
2,300,000	Puerto Rico Highway & Transportation
	Authority	5.000	07/01/14	BAA3	2,414,172
2,000,000	Puerto Rico Highway & Transportation
	Authority	5.250	07/01/22	AAA	2,130,280
5,000	Puerto Rico Public Buildings Authority	5.500	07/01/13	BAA3	5,579
995,000	Puerto Rico Public Buildings Authority	5.500	07/01/13	BAA3	1,063,944
2,670,000	Puerto Rico Public Buildings Authority	5.000	07/01/28	BAA3	2,751,035
3,335,000	Puerto Rico Public Finance Corp	5.750	08/01/27	BA1	3,508,587
500,000	Puerto Rico Public Finance Corp	5.250	08/01/31	A3	510,025
	TOTAL PUERTO RICO				18,488,920

TIAA-CREF INSTIUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
RHODE ISLAND - 0.85%
$ 1,015,000		Rhode Island State & Providence Plantations	5.250%	10/01/14	AAA	$1,127,340
1,000,000		Rhode Island State & Providence Plantations	5.000	10/01/16	AAA	1,103,990
		TOTAL RHODE ISLAND				2,231,330

SOUTH CAROLINA - 0.76%
385,000		County of Greenville SC	5.000	04/01/17	AAA	393,516
150,000		Georgetown County SC	5.700	04/01/14	BAA3	156,088
1,320,000		Scago Educational Facilities Corp for Colleton Sch	5.000	12/01/16	AAA	1,449,188
		TOTAL SOUTH CAROLINA				1,998,792

SOUTH DAKOTA - 0.67%
1,000,000		Sioux Falls SD	6.750	11/15/33	NR	1,160,970
500,000		State of South Dakota	6.700	09/01/17	AAA	596,445
		TOTAL SOUTH DAKOTA				1,757,415

TENNESSEE - 2.26%
100,000		Clarksville Natural Gas Acquisition Corp	5.000	12/15/16	A1	96,143
990,000		Memphis-Shelby County Airport Authority	5.000	09/01/09	BAA2	1,005,454
105,000		Shelby County Health Educational & Housing
		Facilities Board	5.500	08/15/19	AAA	118,566
300,000		Tennessee Energy Acquisition Corp	5.000	09/01/11	AA3	303,546
4,500,000	d	Tennessee Energy Acquisition Corp	5.000	09/01/16	AA3	4,430,070
		TOTAL TENNESSEE				5,953,779

TEXAS - 12.18%
2,700,000		Alliance Airport Authority	4.850	04/01/21	BAA2	2,361,366
4,515,000		Brazos River Authority	4.900	10/01/15	NR	4,628,823
160,000		Brazos River Authority	5.375	04/01/19	BA1	155,286
720,000		Brazos River Authority	5.125	05/01/19	AAA	734,961
300,000		Brazos River Authority	5.125	05/01/19	AAA	306,234
715,000		Brazos River Authority	5.125	11/01/20	AAA	733,254
135,000		Brazos River Authority	6.300	07/01/32	CAA-1	115,410
80,000		Brazos River Authority	7.700	04/01/33	CAA-1	80,265
405,000		City of Corpus Christi TX	5.000	07/15/15	AAA	441,292
260,000		City of Houston TX	5.800	07/01/10	AAA	269,053
2,000,000		County of Fort Bend TX	5.000	03/01/16	AAA	2,185,460
1,500,000		County of Harris TX	5.000	08/15/16	AAA	1,638,015
500,000		Guadalupe-Blanco River Authority	5.250	04/15/19	AAA	528,465
35,000		Harris County Flood Control District	5.000	10/01/14	AA1	38,431
2,000,000		Harris County Flood Control District	5.250	10/01/18	AA1	2,221,600
1,895,000	h	Humble Independent School District	5.000	02/15/18	AAA	2,069,150
1,120,000		Lower Colorado River Authority	6.000	01/01/17	AAA	1,314,533
1,305,000		Lower Colorado River Authority	5.000	05/15/17	AAA	1,372,808
235,000		North Central Texas Health Facility Development
		Corp	5.500	06/01/21	AAA	262,316
1,000,000		SA Energy Acquisition Public Facility Corp	5.250	08/01/16	AA3	1,001,260
500,000		SA Energy Acquisition Public Facility Corp	5.250	08/01/18	AA3	490,980
2,000,000		SA Energy Acquisition Public Facility Corp	5.500	08/01/19	AA3	1,979,920
75,000		Sabine River Authority	5.500	05/01/22	BAA2	70,833
1,145,000		Sabine River Authority	5.800	07/01/22	BAA2	983,418
1,845,000		Sabine River Authority	6.150	08/01/22	BAA2	1,640,168
450,000		San Felipe-Del Rio Consolidated Independent
		School District	5.500	08/15/19	AAA	483,080

TIAA-CREF INSTIUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,500,000	d	Texas Municipal Gas Acquisition & Supply
		Corp I	5.250%	12/15/17	A1	$2,426,825
1,405,000		Texas Public Building Authority	7.125	08/01/11	AAA	1,516,178
		TOTAL TEXAS				32,049,384

VIRGINIA - 1.49%
1,700,000		City of Hopewell VA	5.000	07/15/09	A2	1,729,835
2,000,000		Virginia College Building Authority	5.000	09/01/14	AA1	2,204,680
		TOTAL VIRGINIA				3,934,515

VIRGIN ISLANDS - 0.41%
1,000,000		Virgin Islands Public Finance Authority	5.250	10/01/17	AAA	1,070,280
		TOTAL VIRGIN ISLANDS				1,070,280

WASHINGTON - 1.86%
75,000		Cowlitz County Public Utility District No 1	5.000	09/01/11	AAA	80,837
125,000		Cowlitz County Public Utility District No 1	5.000	09/01/11	AAA	133,884
690,000		Port of Seattle WA	5.000	03/01/15	AAA	752,141
2,825,000		Port of Seattle WA	5.500	09/01/17	A1	3,156,853
700,000		Washington Economic Development Finance
		Authority	5.000	06/01/16	AAA	763,567
		TOTAL WASHINGTON				4,887,282

WISCONSIN - 0.03%
70,000		State of Wisconsin	6.875	06/01/11	AA1	75,930
		TOTAL WISCONSIN				75,930

		TOTAL LONG -TERM MUNICIPAL BONDS
		(Cost $259,483,295)				259,622,690

SHORT -TERM MUNICIPAL BONDS - 0.53%

KANSAS - 0.19%
500,000		Kansas State Department of Transportation	3.460	09/01/20		500,000
		TOTAL KANSAS				500,000

NEW YORK - 0.07%
200,000	i	New York City Municipal Water Finance
		Authority	3.640	06/15/35		200,000
		TOTAL NEW YORK				200,000

WASHINGTON - 0.27%
700,000		Washington State Housing Finance Commission	0.990	09/01/33		700,000
		TOTAL WASHINGTON				700,000

		TOTAL SHORT-TERM MUNICIPAL BONDS				1,400,000
		(Cost $1,400,000)

		TOTAL PORTFOLIO - 99.22%				261,022,690
		(Cost $260,883,295)

TIAA-CREF INSTIUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

		VALUE
	OTHER ASSETS AND LIABILITIES, NET - 0.78%	$2,048,976

	NET ASSETS - 100.00%	$263,071,666

	ABBREVIATION:
	AMT - Alternative Minimum Tax
	COP - Certificate of Participation
	ETM - Escrowed to Maturity
	GO - General Obligation
	NR - Not Rated

d	All or a portion of these securities have been segregated by the custodian to cover securities
	purchased on a delayed delivery basis.
h	These securities were purchased on a delayed delivery basis.
i	Variable rate demand note (VRDN)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Inflation-Linked Bond Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INFLATION-LINKED BOND FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

GOVERNMENT BONDS - 98.94%
U.S. TREASURY SECURITIES - 98.94%
$ 40,505,767	k	United States Treasury Inflation Indexed Bonds	0.875%	04/15/10	$41,451,941
28,598,861	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/15	30,334,898
10,930,290	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/18	11,477,657
11,005,845	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	10,910,402
24,792,707	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/15	26,762,562
30,956,521	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/13	33,389,394
24,621,406	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/16	26,696,917
24,642,672	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	25,405,068
19,864,764	k	United States Treasury Inflation Indexed Bonds	2.000	04/15/12	21,387,219
31,621,530	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/14	34,250,070
28,959,229	k	United States Treasury Inflation Indexed Bonds	2.000	07/15/14	31,450,187
21,349,008	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/17	23,827,500
19,989,578	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	21,819,864
25,183,786	k	United States Treasury Inflation Indexed Bonds	2.375	04/15/11	27,056,831
37,877,082	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	41,212,046
24,213,400	k	United States Treasury Inflation Indexed Bonds	2.500	07/15/16	27,275,911
19,500,286	k	United States Treasury Inflation Indexed Bonds	2.625	07/15/17	22,221,160
33,141,716	k	United States Treasury Inflation Indexed Bonds	3.000	07/15/12	37,144,846
7,752,214	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	10,179,627
9,532,251	k	United States Treasury Inflation Indexed Bonds	3.375	01/15/12	10,730,484
17,206,794	k	United States Treasury Inflation Indexed Bonds	3.500	01/15/11	19,028,288
25,555,487	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	33,138,286
29,366,696	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	39,697,812
17,015,936	k	United States Treasury Inflation Indexed Bonds	4.250	01/15/10	18,462,291
		TOTAL U.S. TREASURY SECURITIES			625,311,261

		TOTAL GOVERNMENT BONDS
		(Cost $585,773,357)			625,311,261

SHORT-TERM INVESTMENTS - 0.49%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.49%
3,090,000		Federal Home Loan Bank (FHLB)		04/01/08	3,090,000
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $3,090,000)			3,090,000

		TOTAL PORTFOLIO - 99.43%
		(Cost $588,863,357)			628,401,261

		OTHER ASSETS & LIABILITIES, NET - 0.57%			3,635,447

		NET ASSETS - 100.00%			$632,036,708

	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the
		Consumer Price Index.

TIAA-CREF INSTITUTIONAL MUTUAL FUND - Money Market Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MONEY MARKET FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE

SHORT TERM INVESTMENTS - 99.90%

BANK ACCEPTANCES -2.16%
$ 1,756,000	JPMorgan Chase Bank NA	0.000%	04/01/08	$1,756,000
1,439,000	JPMorgan Chase Bank NA	0.000	04/10/08	1,437,453
3,321,000	JPMorgan Chase Bank NA	0.000	04/21/08	3,314,330
1,070,000	JPMorgan Chase Bank NA	0.000	05/29/08	1,066,121
2,126,000	JPMorgan Chase Bank NA	0.000	06/09/08	2,108,886
1,794,000	JPMorgan Chase Bank NA	0.000	06/23/08	1,776,628
3,063,000	JPMorgan Chase Bank NA	0.000	07/07/08	3,028,337
1,211,000	JPMorgan Chase Bank NA	0.000	07/17/08	1,202,901
10,000,000	Wachovia Bank NA	0.000	04/10/08	9,988,275
7,200,000	Wachovia Bank NA	0.000	05/23/08	7,154,760
	TOTAL BANK ACCEPTANCES			32,833,691

BANK NOTES - 0.45%
6,910,000	Wells Fargo Bank NA	2.530	04/28/08	6,910,000
	TOTAL BANK NOTES			6,910,000

CERTIFICATES OF DEPOSIT - 11.15%
5,000,000	Abbey National Treasury	2.690	06/10/08	5,000,193
5,000,000	Abbey National Treasury	2.750	06/09/08	5,000,190
5,000,000	American Express Bank FSB	2.750	06/24/08	5,000,232
9,000,000	American Express Bank FSB	4.080	07/14/08	9,000,503
10,000,000	American Express Bank FSB	3.050	05/19/08	10,000,265
5,000,000	Banco Bilbao Vizcaya Argentaria S.A.	4.140	06/16/08	5,003,423
10,000,000	Banco Bilbao Vizcaya Argentaria S.A.	4.255	04/14/08	10,000,125
5,000,000	Banco Bilbao Vizcaya Argentaria S.A.	4.630	04/04/08	5,000,012
3,800,000	Banco Bilbao Vizcaya Argentaria S.A.	5.400	06/04/08	3,802,742
10,000,000	Bank of Montreal	3.040	05/16/08	10,000,248
10,325,000	Bank of Montreal	3.050	05/06/08	10,325,100
10,000,000	Bank of Nova Scotia	2.950	05/12/08	10,000,000
10,000,000	Bank of Nova Scotia	4.310	04/08/08	10,000,000
5,000,000	Barclays Bank plc	2.950	05/30/08	5,000,000
5,000,000	Deutsche Bank AG.	2.500	06/26/08	5,000,237
3,000,000	Deutsche Bank AG.	3.200	04/24/08	3,000,038
5,000,000	Dexia Credit Local S.A.	2.680	05/29/08	5,000,160
5,000,000	JPMorgan Chase Bank NA	2.940	05/19/08	5,000,000
2,700,000	Royal Bank of Canada	5.290	02/02/09	2,760,574
4,000,000	Societe Generale North America, Inc	2.850	07/01/08	4,000,000
5,000,000	Toronto Dominion Bank	2.650	07/28/08	5,000,000
10,000,000	Toronto Dominion Bank	2.920	05/13/08	10,000,000
5,000,000	Toronto Dominion Bank	2.950	05/01/08	5,000,000
5,000,000	Toronto Dominion Bank	2.950	08/27/08	5,000,000
3,315,000	Toronto Dominion Bank	3.000	05/15/08	3,315,000
3,170,000	Toronto Dominion Bank	4.480	05/07/08	3,170,000
10,000,000	Wells Fargo Bank NA	2.410	04/30/08	10,000,000
	TOTAL CERTIFICATES OF DEPOSIT			169,379,042

TIAA-CREF INSTITUTIONAL MUTUAL FUND - Money Market Fund

		MATURITY
PRINCIPAL	ISSUER	DATE	VALUE
COMMERCIAL PAPER - 71.63%
$ 1,400,000	Abbey National LLC	06/05/08	$1,392,568
9,500,000	Abbey National LLC	06/09/08	9,448,106
11,000,000	Alcon Capital Corp	06/12/08	10,943,020
5,000,000	American Honda Finance Corp	04/02/08	4,999,607
7,677,000	American Honda Finance Corp	04/09/08	7,672,138
11,185,000	American Honda Finance Corp	04/16/08	11,171,811
5,000,000	American Honda Finance Corp	04/23/08	4,991,414
5,682,000	American Honda Finance Corp	04/28/08	5,670,238
7,000,000	American Honda Finance Corp	05/08/08	6,980,719
5,000,000	Anheuser-Busch Co	04/30/08	4,988,038
5,000,000	Anheuser-Busch Co	05/14/08	4,986,264
3,255,000	Bank of America Corp	04/07/08	3,253,698
5,000,000	Bank of America Corp	04/08/08	4,995,333
10,000,000	Bank of America Corp	05/01/08	9,975,167
7,000,000	Bank of America Corp	07/24/08	6,937,712
7,000,000	Bank of America Corp	08/01/08	6,931,087
7,000,000	Bank of Nova Scotia	05/20/08	6,971,703
9,000,000	Bank of Scotland plc	04/02/08	8,999,210
1,200,000	Bank of Scotland plc	04/09/08	1,199,173
3,900,000	Bank of Scotland plc	04/28/08	3,891,066
11,400,000	Bank of Scotland plc	04/29/08	11,371,902
5,000,000	Bank of Scotland plc	05/02/08	4,986,653
1,500,000	Bank of Scotland plc	05/21/08	1,492,229
5,000,000	Bank of Scotland plc	06/10/08	4,972,681
895,000	Barclays U.S. Funding LLC	04/04/08	894,702
5,000,000	Barclays U.S. Funding LLC	05/29/08	4,975,632
8,755,000	BMW US Capital LLC	04/09/08	8,749,552
5,000,000	BMW US Capital LLC	05/19/08	4,986,000
5,000,000	Cafco LLC	04/08/08	4,996,889
3,000,000	Cafco LLC	04/17/08	2,995,707
9,000,000	Cafco LLC	05/06/08	8,976,764
2,045,000	Cafco LLC	04/30/08	2,040,470
2,930,000	Calyon North America, Inc	09/10/08	2,895,192
9,500,000	Canadian Imperial Holding, Inc	04/04/08	9,497,562
5,090,000	Canadian Wheat Board	05/05/08	5,077,501
1,000,000	Ciesco LLC	04/03/08	999,822
17,320,000	Ciesco LLC	04/15/08	17,298,555
5,000,000	Ciesco LLC	04/24/08	4,989,938
5,000,000	Ciesco LLC	05/13/08	4,982,383
5,000,000	Ciesco LLC	05/15/08	4,983,683
10,630,000	Citigroup Funding, Inc	04/18/08	10,614,539
7,000,000	Citigroup Funding, Inc	05/13/08	6,974,847
5,000,000	Citigroup Funding, Inc	05/20/08	4,971,757
12,000,000	Citigroup Funding, Inc	05/21/08	11,950,000
10,000,000	Citigroup Funding, Inc	06/20/08	9,942,667
5,000,000	Coca-Cola Co	04/08/08	4,997,083
5,000,000	Coca-Cola Co	04/17/08	4,994,000
5,000,000	Danske Corp	04/03/08	4,998,753
1,000,000	Danske Corp	08/04/08	991,181
10,000,000	Dexia Delaware LLC	05/27/08	9,952,711
5,000,000	Edison Asset Securitization LLC	04/22/08	4,991,046
2,697,000	Edison Asset Securitization LLC	04/24/08	2,689,401
5,000,000	Edison Asset Securitization LLC	04/28/08	4,988,600
1,129,000	Edison Asset Securitization LLC	05/09/08	1,125,365
10,000,000	Edison Asset Securitization LLC	05/14/08	9,964,286

TIAA-CREF INSTITUTIONAL MUTUAL FUND - Money Market Fund

		MATURITY
PRINCIPAL	ISSUER	DATE	VALUE
$ 1,280,000	Edison Asset Securitization LLC	06/18/08	$1,272,983
6,000,000	General Electric Capital Corp	06/20/08	5,968,133
2,500,000	General Electric Capital Corp	06/23/08	2,483,515
13,000,000	General Electric Capital Corp	07/02/08	12,907,642
8,000,000	General Electric Capital Corp	07/16/08	7,941,818
5,000,000	Goldman Sachs Group, Inc	04/18/08	4,994,097
10,000,000	Goldman Sachs Group, Inc	04/23/08	9,975,861
8,000,000	Govco LLC	04/21/08	7,984,667
6,000,000	Govco LLC	05/15/08	5,978,000
4,945,000	Govco LLC	05/22/08	4,923,984
20,500,000	Govco LLC	06/24/08	20,376,590
2,500,000	Govco LLC	06/27/08	2,481,996
2,481,000	Govco LLC	07/22/08	2,458,230
1,500,000	Greenwich Capital Holdings, Inc	04/24/08	1,497,125
5,500,000	Greenwich Capital Holdings, Inc	05/21/08	5,467,229
15,000,000	Greenwich Capital Holdings, Inc	05/22/08	14,909,050
7,000,000	Harley-Davidson Funding Corp	04/24/08	6,990,161
8,135,000	HSBC Finance Corp	05/02/08	8,113,284
5,000,000	HSBC Finance Corp	05/07/08	4,985,900
7,000,000	HSBC Finance Corp	05/09/08	6,978,203
9,000,000	HSBC Finance Corp	06/03/08	8,955,113
5,000,000	HSBC Finance Corp	06/05/08	4,974,271
10,000,000	HSBC Finance Corp	07/10/08	9,929,167
15,000,000	IBM Capital, Inc	06/10/08	14,933,889
3,780,000	IBM Capital, Inc	06/18/08	3,762,392
8,715,000	IBM International Group Capital LLC	04/18/08	8,704,711
5,000,000	IBM International Group Capital LLC	04/22/08	4,992,563
5,000,000	IBM International Group Capital LLC	04/29/08	4,989,422
5,480,000	IBM International Group Capital LLC	04/30/08	5,469,185
8,950,000	ING US Funding LLC	04/10/08	8,940,468
3,420,000	ING US Funding LLC	04/15/08	3,416,220
5,000,000	ING US Funding LLC	04/22/08	4,991,250
10,000,000	ING US Funding LLC	05/02/08	9,973,392
5,000,000	Johnson & Johnson	04/01/08	5,000,000
2,051,000	Johnson & Johnson	04/14/08	2,049,148
5,000,000	Johnson & Johnson	06/12/08	4,977,400
4,500,000	JPMorgan Chase & Co	04/17/08	4,490,900
6,515,000	JPMorgan Chase & Co	04/21/08	6,506,132
5,000,000	JPMorgan Chase & Co	04/22/08	4,991,104
2,000,000	JPMorgan Chase & Co	07/03/08	1,985,895
2,000,000	JPMorgan Chase & Co	08/04/08	1,982,639
1,000,000	JPMorgan Chase & Co	08/05/08	991,075
3,000,000	JPMorgan Chase & Co	08/18/08	2,966,988
1,025,000	Kitty Hawk Funding Corp	04/01/08	1,025,000
1,641,000	Kitty Hawk Funding Corp	04/17/08	1,638,994
5,812,000	Kitty Hawk Funding Corp	04/25/08	5,799,524
1,844,000	Kitty Hawk Funding Corp	05/09/08	1,838,161
5,000,000	Kitty Hawk Funding Corp	05/12/08	4,985,194
2,569,000	Kitty Hawk Funding Corp	05/16/08	2,558,981
2,600,000	Lloyds Bank plc	05/13/08	2,591,962
10,000,000	Lloyds Bank plc	05/20/08	9,959,983
5,000,000	Lloyds Bank plc	05/30/08	4,975,785
5,400,000	McGraw-Hill, Inc	05/15/08	5,383,632
1,000,000	Nestle Capital Corp	03/10/09	977,229
8,000,000	Nestle Capital Corp	03/12/09	7,818,300
11,222,000	Nestle Capital Corp	04/25/08	11,201,501

TIAA-CREF INSTITUTIONAL MUTUAL FUND - Money Market Fund

		MATURITY
PRINCIPAL	ISSUER	DATE	VALUE
$ 1,475,000	Nestle Capital Corp	05/06/08	$1,471,071
2,000,000	Nestle Capital Corp	05/22/08	1,992,208
9,000,000	Nestle Capital Corp	05/23/08	8,964,380
4,455,000	Paccar Financial Corp	04/03/08	4,454,458
6,800,000	Paccar Financial Corp	05/27/08	6,771,440
3,215,000	Paccar Financial Corp	05/29/08	3,201,015
9,025,000	Paccar Financial Corp	06/19/08	8,983,608
5,000,000	Paccar Financial Corp	04/10/08	4,994,875
4,500,000	Paccar Financial Corp	04/11/08	4,494,850
1,201,000	Park Avenue Receivables Corp	04/03/08	1,200,813
5,000,000	Pepsico, Inc	04/10/08	4,996,825
4,455,000	Pepsico, Inc	05/29/08	4,440,071
7,950,000	Pfizer, Inc	05/01/08	7,928,875
10,000,000	Pfizer, Inc	05/15/08	9,946,100
6,580,000	Pfizer, Inc	05/16/08	6,559,438
5,000,000	Pfizer, Inc	08/25/08	4,948,494
4,520,000	Pfizer, Inc	08/28/08	4,472,295
745,000	Private Export Funding Corp	06/02/08	741,600
10,000,000	Private Export Funding Corp	04/01/08	10,000,000
4,100,000	Private Export Funding Corp	04/14/08	4,094,048
2,860,000	Private Export Funding Corp	05/23/08	2,847,937
7,000,000	Private Export Funding Corp	05/28/08	6,968,745
7,000,000	Private Export Funding Corp	06/03/08	6,968,150
1,330,000	Private Export Funding Corp	06/04/08	1,323,616
5,000,000	Private Export Funding Corp	06/23/08	4,958,269
2,500,000	Private Export Funding Corp	06/27/08	2,486,708
3,000,000	Private Export Funding Corp	07/03/08	2,979,463
4,778,000	Procter & Gamble Co	05/09/08	4,767,308
2,500,000	Procter & Gamble International	04/03/08	2,499,618
13,000,000	Procter & Gamble International	04/17/08	12,986,204
10,000,000	Procter & Gamble International	04/22/08	9,987,167
12,625,000	Procter & Gamble International	05/05/08	12,599,960
10,000,000	Rabobank USA Financial Corp	04/07/08	9,995,050
6,049,000	Rabobank USA Financial Corp	04/25/08	6,037,104
5,000,000	Rabobank USA Financial Corp	05/13/08	4,983,958
5,000,000	Ranger Funding Co LLC	06/11/08	4,974,263
5,000,000	Ranger Funding Co LLC	04/09/08	4,995,744
8,220,000	Ranger Funding Co LLC	04/21/08	8,204,751
10,614,000	Ranger Funding Co LLC	04/24/08	10,589,945
5,000,000	Royal Bank of Canada	05/12/08	4,984,169
5,030,000	Royal Bank of Canada	06/05/08	5,003,935
4,000,000	Royal Bank of Scotland	05/14/08	3,985,810
5,700,000	Royal Bank of Scotland	07/09/08	5,658,305
4,278,000	Societe Generale North America, Inc	04/02/08	4,277,458
1,685,000	Societe Generale North America, Inc	04/04/08	1,684,348
18,000,000	Societe Generale North America, Inc	04/11/08	17,978,922
5,000,000	Svensk Exportkredit AB	04/09/08	4,994,756
15,000,000	Svensk Exportkredit AB	05/05/08	14,951,644
10,000,000	Svensk Exportkredit AB	06/16/08	9,954,611
8,840,000	Toyota Motor Credit Corp	04/01/08	8,840,000
5,000,000	Toyota Motor Credit Corp	04/02/08	4,999,322
4,800,000	Toyota Motor Credit Corp	04/09/08	4,795,893
5,000,000	Toyota Motor Credit Corp	05/16/08	4,982,063
10,000,000	Toyota Motor Credit Corp	05/28/08	9,931,125
11,000,000	Toyota Motor Credit Corp	06/23/08	10,942,938
10,000,000	UBS Finance (Delaware) LLC	04/08/08	9,991,707

TIAA-CREF INSTITUTIONAL MUTUAL FUND - Money Market Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$ 10,000,000	UBS Finance (Delaware) LLC		04/07/08	$9,991,817
2,000,000	UBS Finance (Delaware) LLC		05/14/08	1,988,653
5,000,000	UBS Finance (Delaware) LLC		06/10/08	4,960,722
1,000,000	UBS Finance (Delaware) LLC		08/22/08	984,906
1,840,000	United Parcel Service, Inc		04/01/08	1,840,000
6,300,000	United Parcel Service, Inc		05/30/08	6,274,704
3,000,000	Variable Funding Capital Corp		04/21/08	2,994,583
3,000,000	Variable Funding Capital Corp		04/25/08	2,990,720
7,660,000	Wal-Mart Stores, Inc		04/29/08	7,643,616
1,786,000	Yorktown Capital LLC		04/03/08	1,785,678
4,331,000	Yorktown Capital LLC		04/11/08	4,326,821
5,000,000	Yorktown Capital LLC		05/01/08	4,986,583
1,563,000	Yorktown Capital LLC		05/09/08	1,558,018
3,000,000	Yorktown Capital LLC		05/12/08	2,989,477
2,091,000	Yorktown Capital LLC		05/19/08	2,082,636
6,375,000	Yorktown Capital LLC		05/20/08	6,348,275
2,808,000	Yorktown Capital LLC		06/18/08	2,791,877
2,114,000	Yorktown Capital LLC		06/19/08	2,101,846
4,000,000	Yorktown Capital LLC		07/02/08	3,973,627
	TOTAL COMMERCIAL PAPER			1,088,506,152

CORPORATE BONDS- 0.39
6,000,000	American Express Credit Corp	3.000%	05/16/08	5,999,719
	TOTAL CORPORATE BONDS			5,999,719

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 11.22%
847,000	Federal Farm Credit Bank (FFCB)		05/28/08	843,312
30,204,000	Federal Home Loan Bank (FHLB)		04/16/08	30,167,586
5,000,000	Federal Home Loan Bank (FHLB)		04/23/08	4,991,536
10,000,000	Federal Home Loan Bank (FHLB)		06/18/08	9,954,500
2,000,000	Federal Home Loan Bank (FHLB)		06/27/08	1,989,947
3,455,000	Federal Home Loan Bank (FHLB)		04/30/08	3,447,405
6,747,000	Federal Home Loan Bank (FHLB)		06/06/08	6,711,747
340,000	Federal Home Loan Bank (FHLB)		06/25/08	337,792
519,000	Federal Home Loan Bank (FHLB)		08/01/08	514,163
1,260,000	Federal Home Loan Bank (FHLB)		08/13/08	1,248,440
1,675,000	Federal Home Loan Bank (FHLB)		10/24/08	1,651,422
7,450,000	Federal Home Loan Mortgage Corp (FHLMC)		04/07/08	7,444,906
1,325,000	Federal Home Loan Mortgage Corp (FHLMC)		04/28/08	1,322,476
5,000,000	Federal Home Loan Mortgage Corp (FHLMC)		05/19/08	4,981,873
20,000,000	Federal Home Loan Mortgage Corp (FHLMC)		06/30/08	19,896,750
8,215,000	Federal Home Loan Mortgage Corp (FHLMC)		07/07/08	8,168,738
10,000,000	Federal Home Loan Mortgage Corp (FHLMC)		07/11/08	9,941,083
559,000	Federal Home Loan Mortgage Corp (FHLMC)		07/21/08	554,295
5,030,000	Federal Home Loan Mortgage Corp (FHLMC)		07/25/08	5,000,274
1,370,000	Federal Home Loan Mortgage Corp (FHLMC)		07/28/08	1,360,749
5,000,000	Federal Home Loan Mortgage Corp (FHLMC)		08/15/08	4,959,861
1,540,000	Federal Home Loan Mortgage Corp (FHLMC)		11/10/08	1,522,066
5,000,000	Federal National Mortgage Association (FNMA)		04/02/08	4,999,421
1,120,000	Federal National Mortgage Association (FNMA)		04/07/08	1,119,212
4,425,000	Federal National Mortgage Association (FNMA)		04/23/08	4,417,428
10,000,000	Federal National Mortgage Association (FNMA)		05/21/08	9,962,222
5,000,000	Federal National Mortgage Association (FNMA)		06/11/08	4,973,868
5,000,000	Federal National Mortgage Association (FNMA)		06/27/08	4,974,988
5,000,000	Federal National Mortgage Association (FNMA)		06/30/08	4,965,000

TIAA-CREF INSTITUTIONAL MUTUAL FUND - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 750,000		Federal National Mortgage Association (FNMA)		07/31/08	$744,807
6,860,000		Federal National Mortgage Association (FNMA)		08/01/08	6,815,232
479,000		Federal National Mortgage Association (FNMA)		08/29/08	473,948
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			170,457,047

VARIABLE NOTES - 2.90%
10,000,000	i	American Express Centurion Bank	3.111%	10/14/08	10,000,000
5,000,000	i	Bank of Scotland plc	3.115	11/12/08	5,000,000
5,000,000	i	Deutsche Bank AG.	2.490	11/03/08	5,000,000
10,000,000	i	Federal Farm Credit Bank (FFCB)	2.340	03/12/09	10,000,000
5,000,000	i	Federal Home Loan Bank (FHLB)	2.190	11/20/08	5,000,000
9,000,000	i	Wachovia Bank NA	3.401	11/25/08	9,000,000
		TOTAL VARIABLE NOTES			44,000,000

		TOTAL SHORT-TERM INVESTMENTS			1,518,085,651
		(Cost $1,518,085,651)

		TOTAL PORTFOLIO - 99.90%			1,518,085,651
		(Cost $1,518,085,651)

		OTHER ASSETS & LIABILITIES, NET - 0.10%			1,574,303

		NET ASSETS - 100.00%			$1,519,659,954

	i	Floating rate or variable rate securities reflects the rate at March 31, 2008.

TIAA-CREF LIFECYCLE FUNDS - 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
2010 FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES	COMPANY	VALUE
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 99.39% (a)
10,129,313	TIAA-CREF Institutional Bond Fund	$102,711,234
303,372	TIAA-CREF Institutional Enhanced International Equity Index Fund	2,678,778
459,256	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	4,114,929
401,234	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	3,623,147
265,841	TIAA-CREF Institutional Growth & Income Fund	2,440,423
7,347,402	TIAA-CREF Institutional Growth Equity Fund	57,383,209
1,044,764	TIAA-CREF Institutional High-Yield Fund II	9,705,860
1,952,419	TIAA-CREF Institutional Inflation-Linked Bond Fund	21,418,034
3,483,512	TIAA-CREF Institutional International Equity Fund	40,373,904
3,951,361	TIAA-CREF Institutional Large-Cap Value Fund	52,592,611
9,938	TIAA-CREF Institutional Mid-Cap Growth Fund	167,066
7,154	TIAA-CREF Institutional Mid-Cap Value Fund	118,683
281,185	TIAA-CREF Institutional Money Market Fund	281,185
1,654,291	TIAA-CREF Institutional Short-Term Bond Fund II	16,757,970
809,795	TIAA-CREF Institutional Small-Cap Equity Fund	10,009,069
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	324,376,102
	(Cost $341,461,470)

	TOTAL PORTFOLIO - 99.39%	324,376,102
	(Cost $341,461,470)

	OTHER ASSETS & LIABILITIES, NET - 0.61%	1,989,965

	NET ASSETS - 100.00%	$326,366,067

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

1

TIAA-CREF LIFECYCLE FUNDS - 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
2015 FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES	COMPANY	VALUE
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 98.75% (a)
7,556,025	TIAA-CREF Institutional Bond Fund	$76,618,098
288,217	TIAA-CREF Institutional Enhanced International Equity Index Fund	2,544,958
447,248	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	4,007,345
398,219	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	3,595,922
292,286	TIAA-CREF Institutional Growth & Income Fund	2,683,184
7,014,094	TIAA-CREF Institutional Growth Equity Fund	54,780,076
959,418	TIAA-CREF Institutional High-Yield Fund II	8,912,989
916,591	TIAA-CREF Institutional Inflation-Linked Bond Fund	10,055,004
3,340,291	TIAA-CREF Institutional International Equity Fund	38,713,976
3,805,355	TIAA-CREF Institutional Large-Cap Value Fund	50,649,271
11,518	TIAA-CREF Institutional Mid-Cap Growth Fund	193,615
8,385	TIAA-CREF Institutional Mid-Cap Value Fund	139,105
882,241	TIAA-CREF Institutional Short-Term Bond Fund II	8,937,101
742,932	TIAA-CREF Institutional Small-Cap Equity Fund	9,182,637
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	271,013,281
	(Cost $288,756,233)

	TOTAL PORTFOLIO - 98.75%	271,013,281
	(Cost $288,756,233)

	OTHER ASSETS & LIABILITIES, NET - 1.25%	3,441,286

	NET ASSETS - 100.00%	$274,454,567

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

2

TIAA-CREF LIFECYCLE FUNDS - 2020 Fund

	TIAA-CREF LIFECYCLE FUNDS
	2020 FUND
	STATEMENT OF INVESTMENTS (unaudited)
	March 31, 2008

SHARES	COMPANY	VALUE
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 99.14% (a)
5,699,185	TIAA-CREF Institutional Bond Fund	$57,789,737
282,324	TIAA-CREF Institutional Enhanced International Equity Index Fund	2,492,920
443,820	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	3,976,627
400,447	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	3,616,036
257,401	TIAA-CREF Institutional Growth & Income Fund	2,362,941
6,940,923	TIAA-CREF Institutional Growth Equity Fund	54,208,610
967,311	TIAA-CREF Institutional High-Yield Fund II	8,986,319
257,887	TIAA-CREF Institutional Inflation-Linked Bond Fund	2,829,020
3,327,763	TIAA-CREF Institutional International Equity Fund	38,568,775
3,765,803	TIAA-CREF Institutional Large-Cap Value Fund	50,122,842
14,091	TIAA-CREF Institutional Mid-Cap Growth Fund	236,873
6,188	TIAA-CREF Institutional Mid-Cap Value Fund	102,664
278,246	TIAA-CREF Institutional Short-Term Bond Fund II	2,818,628
731,815	TIAA-CREF Institutional Small-Cap Equity Fund	9,045,234
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	237,157,226
	(Cost $255,591,269)

	TOTAL PORTFOLIO - 99.14%	237,157,226
	(Cost $255,591,269)

	OTHER ASSETS & LIABILITIES, NET - 0.86%	2,055,882

	NET ASSETS - 100.00%	$239,213,108

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

3

TIAA-CREF LIFECYCLE FUNDS - 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
2025 FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES	COMPANY	VALUE
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 99.15% (a)
3,707,706	TIAA-CREF Institutional Bond Fund	$37,596,134
291,307	TIAA-CREF Institutional Enhanced International Equity Index Fund	2,572,241
441,977	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	3,960,110
387,420	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	3,498,400
242,459	TIAA-CREF Institutional Growth & Income Fund	2,225,776
6,536,520	TIAA-CREF Institutional Growth Equity Fund	51,050,220
857,550	TIAA-CREF Institutional High-Yield Fund II	7,966,643
3,131,785	TIAA-CREF Institutional International Equity Fund	36,297,389
3,548,060	TIAA-CREF Institutional Large-Cap Value Fund	47,224,680
25,218	TIAA-CREF Institutional Mid-Cap Growth Fund	423,923
5,761	TIAA-CREF Institutional Mid-Cap Value Fund	95,575
693,432	TIAA-CREF Institutional Small-Cap Equity Fund	8,570,816
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	201,481,907
	(Cost $220,746,739)

	TOTAL PORTFOLIO - 99.15%	201,481,907
	(Cost $220,746,739)

	OTHER ASSETS & LIABILITIES, NET - 0.85%	1,727,559

	NET ASSETS - 100.00%	$203,209,466

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

4

TIAA-CREF LIFECYCLE FUNDS - 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
2030 FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES	COMPANY	VALUE
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 98.86% (a)
1,969,033	TIAA-CREF Institutional Bond Fund	$19,965,997
269,032	TIAA-CREF Institutional Enhanced International Equity Index Fund	2,375,554
427,275	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	3,828,383
419,295	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	3,786,232
213,873	TIAA-CREF Institutional Growth & Income Fund	1,963,355
6,646,711	TIAA-CREF Institutional Growth Equity Fund	51,910,814
793,966	TIAA-CREF Institutional High-Yield Fund II	7,375,944
3,178,474	TIAA-CREF Institutional International Equity Fund	36,838,519
3,604,987	TIAA-CREF Institutional Large-Cap Value Fund	47,982,383
8,855	TIAA-CREF Institutional Mid-Cap Growth Fund	148,848
6,346	TIAA-CREF Institutional Mid-Cap Value Fund	105,288
706,896	TIAA-CREF Institutional Small-Cap Equity Fund	8,737,236
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	185,018,553
	(Cost $204,964,517)

	TOTAL PORTFOLIO - 98.86%	185,018,553
	(Cost $204,964,517)

	OTHER ASSETS & LIABILITIES, NET - 1.14%	2,141,314

	NET ASSETS - 100.00%	$187,159,867

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

5

TIAA-CREF LIFECYCLE FUNDS - 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
2035 FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES	COMPANY	VALUE
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 98.54% (a)
927,555	TIAA-CREF Institutional Bond Fund	$9,405,404
238,439	TIAA-CREF Institutional Enhanced International Equity Index Fund	2,105,420
396,718	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	3,554,592
370,342	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	3,344,184
353,346	TIAA-CREF Institutional Growth & Income Fund	3,243,717
5,827,062	TIAA-CREF Institutional Growth Equity Fund	45,509,358
672,997	TIAA-CREF Institutional High-Yield Fund II	6,252,143
2,785,689	TIAA-CREF Institutional International Equity Fund	32,286,141
3,161,373	TIAA-CREF Institutional Large-Cap Value Fund	42,077,877
22,247	TIAA-CREF Institutional Mid-Cap Growth Fund	373,966
6,145	TIAA-CREF Institutional Mid-Cap Value Fund	101,949
632,297	TIAA-CREF Institutional Small-Cap Equity Fund	7,815,189
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	156,069,940
	(Cost $173,292,002)

	TOTAL PORTFOLIO - 98.54%	156,069,940
	(Cost $173,292,002)

	OTHER ASSETS & LIABILITIES, NET - 1.46%	2,305,530

	NET ASSETS - 100.00%	$158,375,470

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

6

TIAA-CREF LIFECYCLE FUNDS - 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
2040 FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES	COMPANY	VALUE
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 98.56% (a)
1,334,263	TIAA-CREF Institutional Bond Fund	$13,529,429
339,866	TIAA-CREF Institutional Enhanced International Equity Index Fund	3,001,015
523,032	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	4,686,366
502,873	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	4,540,944
612,807	TIAA-CREF Institutional Growth & Income Fund	5,625,567
8,262,778	TIAA-CREF Institutional Growth Equity Fund	64,532,293
966,873	TIAA-CREF Institutional High-Yield Fund II	8,982,246
3,938,992	TIAA-CREF Institutional International Equity Fund	45,652,912
4,482,973	TIAA-CREF Institutional Large-Cap Value Fund	59,668,375
44,039	TIAA-CREF Institutional Mid-Cap Growth Fund	740,296
19,433	TIAA-CREF Institutional Mid-Cap Value Fund	322,400
927,642	TIAA-CREF Institutional Small-Cap Equity Fund	11,465,650
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	222,747,493
	(Cost $247,842,623)

	TOTAL PORTFOLIO - 98.56%	222,747,493
	(Cost $247,842,623)

	OTHER ASSETS & LIABILITIES, NET - 1.44%	3,262,506

	NET ASSETS - 100.00%	$226,009,999

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

7

TIAA-CREF LIFECYCLE FUNDS - 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
2045 FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES	COMPANY	VALUE
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 100.08% (a)
10,578	TIAA-CREF Institutional Bond Fund	$107,257
2,817	TIAA-CREF Institutional Enhanced International Equity Index Fund	24,878
4,233	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	37,930
4,235	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	38,246
882	TIAA-CREF Institutional Growth & Income Fund	8,097
69,443	TIAA-CREF Institutional Growth Equity Fund	542,350
7,795	TIAA-CREF Institutional High-Yield Fund II	72,411
31,389	TIAA-CREF Institutional International Equity Fund	363,799
39,183	TIAA-CREF Institutional Large-Cap Value Fund	521,523
70	TIAA-CREF Institutional Mid-Cap Growth Fund	1,168
49	TIAA-CREF Institutional Mid-Cap Value Fund	807
7,968	TIAA-CREF Institutional Small-Cap Equity Fund	98,486
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	1,816,952
	(Cost $2,129,302)

	TOTAL PORTFOLIO - 100.08%	1,816,952
	(Cost $2,129,302)

	OTHER ASSETS & LIABILITIES, NET - (0.08%)	(1,488)

	NET ASSETS - 100.00%	$1,815,464

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

8

TIAA-CREF LIFECYCLE FUNDS - 2050 Fund

TIAA-CREF LIFECYCLE FUNDS
2050 FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES	COMPANY	VALUE
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 100.06% (a)
10,569	TIAA-CREF Institutional Bond Fund	$107,174
2,827	TIAA-CREF Institutional Enhanced International Equity Index Fund	24,958
4,250	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	38,080
4,024	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	36,337
1,172	TIAA-CREF Institutional Growth & Income Fund	10,759
69,459	TIAA-CREF Institutional Growth Equity Fund	542,476
7,739	TIAA-CREF Institutional High-Yield Fund II	71,891
31,567	TIAA-CREF Institutional International Equity Fund	365,856
39,192	TIAA-CREF Institutional Large-Cap Value Fund	521,649
82	TIAA-CREF Institutional Mid-Cap Growth Fund	1,375
58	TIAA-CREF Institutional Mid-Cap Value Fund	964
7,972	TIAA-CREF Institutional Small-Cap Equity Fund	98,539
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	1,820,058
	(Cost $2,133,037)

	TOTAL PORTFOLIO - 100.06%	1,820,058
	(Cost $2,133,037)

	OTHER ASSETS & LIABILITIES, NET - (0.06%)	(1,113)

	NET ASSETS - 100.00%	$1,818,945

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

9

TIAA-CREF LIFECYCLE FUNDS -
Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS
RETIREMENT INCOME FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2008

SHARES	COMPANY	VALUE
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 96.96% (a)
432,320	TIAA-CREF Institutional Bond Fund	$4,383,728
7,345	TIAA-CREF Institutional Enhanced International Equity Index Fund	64,860
10,740	TIAA-CREF Institutional Enhanced Large-Cap Growth Index Fund	96,229
13,956	TIAA-CREF Institutional Enhanced Large-Cap Value Index Fund	126,024
32,169	TIAA-CREF Institutional Growth & Income Fund	295,308
161,038	TIAA-CREF Institutional Growth Equity Fund	1,257,709
21,611	TIAA-CREF Institutional High-Yield Fund II	200,768
55,979	TIAA-CREF Institutional Inflation-Linked Bond Fund	614,092
70,763	TIAA-CREF Institutional International Equity Fund	820,143
93,815	TIAA-CREF Institutional Large-Cap Value Fund	1,248,675
219	TIAA-CREF Institutional Mid-Cap Growth Fund	3,686
122	TIAA-CREF Institutional Mid-Cap Value Fund	2,031
202,286	TIAA-CREF Institutional Money Market Fund	202,286
75,806	TIAA-CREF Institutional Short-Term Bond Fund II	767,913
19,588	TIAA-CREF Institutional Small-Cap Equity Fund	242,113
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	10,325,565
	(Cost $10,942,035)

	TOTAL PORTFOLIO - 96.96%	10,325,565
	(Cost $10,942,035)

	OTHER ASSETS & LIABILITIES, NET - 3.04%	324,162

	NET ASSETS - 100.00%	$10,649,727

(a) Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

10

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment
Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

          (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant's first fiscal half-year that materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF INSTITUTIONAL MUTUAL
FUNDS

Dated: May 21, 2008	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: May 21, 2008	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President
(principal executive officer)

Dated: May 21, 2008	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal
Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer